UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2011

Date of reporting period:	9/30/2011

Item 1. Schedule of Investments

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.3%
AFFILIATED MUTUAL FUNDS — 55.2%
AST BlackRock Value Portfolio	9,156,238	$68,671,783
AST Cohen & Steers Realty Portfolio	39,787,755	224,800,817
AST Federated Aggressive Growth Portfolio	252,887	1,798,025
AST Global Real Estate Portfolio	32,265,598	225,859,183
AST Goldman Sachs Concentrated Growth Portfolio	2,888,666	69,934,611
AST Goldman Sachs Large-Cap Value Portfolio	1,668,495	22,307,775
AST Goldman Sachs Mid-Cap Growth Portfolio	13,343,329	58,443,779
AST Goldman Sachs Small-Cap Value Portfolio	2,517,720	22,382,534
AST High Yield Portfolio	43,154,632	293,019,952
AST International Growth Portfolio	30,892,050	287,296,069
AST International Value Portfolio	25,598,209	331,496,802
AST Jennison Large-Cap Growth Portfolio*	4,955,730	55,900,632
AST Jennison Large-Cap Value Portfolio	3,298,943	33,385,304
AST Large-Cap Value Portfolio	9,427,711	106,250,304
AST Lord Abbett Core Fixed-Income Portfolio	3,106,297	34,759,462
AST Marsico Capital Growth Portfolio	4,053,409	69,110,626
AST MFS Growth Portfolio	4,818,404	42,353,768
AST Mid-Cap Value Portfolio	6,873,642	69,629,995
AST Money Market Portfolio	125,895	125,895
AST Neuberger Berman Mid-Cap Growth Portfolio*	3,218,254	63,817,982
AST Parametric Emerging Markets Equity Portfolio	44,157,030	338,242,847
AST PIMCO Limited Maturity Bond Portfolio	66,306	694,890
AST PIMCO Total Return Bond Portfolio	18,034,488	211,724,887
AST QMA US Equity Alpha Portfolio	13,403,986	136,988,736
AST Small-Cap Growth Portfolio*	148,699	2,703,349
AST Small-Cap Value Portfolio	5,894,319	64,601,741
AST T. Rowe Price Large-Cap Growth Portfolio*	3,777,677	41,743,331
AST T. Rowe Price Natural Resources Portfolio	909,785	15,630,107
AST Western Asset Core Plus Bond Portfolio	7,806,119	82,432,612
Prudential Jennison Market Neutral Fund (Class Z Shares)*	190,572	1,859,980

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,149,078,688)(w)		2,977,967,778

COMMON STOCKS — 8.3%
Advertising
China Century Dragon Media, Inc.*(g)	15,222	1,522

Aerospace & Defense — 0.1%
Alliant Techsystems, Inc.	4,600	250,746
Cubic Corp.	6,000	234,420
Curtiss-Wright Corp.	800	23,064
General Dynamics Corp.	4,300	244,627
Goodrich Corp.	20,374	2,458,734
HEICO Corp. (Class A Stock)	24,161	813,259
Huntington Ingalls Industries, Inc.*	3,665	89,169
ITT Corp.	6,900	289,800
Kratos Defense & Security Solutions, Inc.*	6,807	45,743
L-3 Communications Holdings, Inc.	3,600	223,092
LMI Aerospace, Inc.*	1,100	18,766
Northrop Grumman Corp.	2,200	114,752

	Shares	Value
COMMON STOCKS (Continued)
Aerospace & Defense (cont’d.)
Textron, Inc.	5,873	$103,600

		4,909,772

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.(a)	41,505	2,841,847
FedEx Corp.	3,100	209,808
United Parcel Service, Inc. (Class B Stock)	1,200	75,780

		3,127,435

Airlines
Alaska Air Group, Inc.*	3,200	180,128

Auto Components
American Axle & Manufacturing Holdings, Inc.*	13,800	105,294
Exide Technologies*	5,200	20,800
Federal-Mogul Corp.*	13,500	199,125
TRW Automotive Holdings Corp.*	10,100	330,573

		655,792

Automobile Manufacturers
Kandi Technologies Corp.*	7,367	15,839

Automobiles
General Motors Co.*	3,400	68,612
Thor Industries, Inc.	2,200	48,730

		117,342

Beverages
Coca-Cola Enterprises, Inc.	4,800	119,424
Constellation Brands, Inc. (Class A Stock)*	23,700	426,600
Dr. Pepper Snapple Group, Inc.	3,200	124,096
Hansen Natural Corp.*	200	17,458
National Beverage Corp.	1,500	22,740

		710,318

Biotechnology
Amgen, Inc.	2,300	126,385
Biogen Idec, Inc.*	5,000	465,750
Celgene Corp.*	7,100	439,632
Emergent Biosolutions, Inc.*	24,800	382,664
Myriad Genetics, Inc.*	27,300	511,602
Neurocrine Biosciences, Inc.*	26,700	159,666
Rosetta Genomics Ltd. (Israel)*	27,276	28,640
SciClone Pharmaceuticals, Inc.*	23,000	87,630
United Therapeutics Corp.*	6,200	232,438

		2,434,407

Building Products
Armstrong World Industries, Inc.	17,100	588,924
Broadwind Energy, Inc.*	45,000	14,404
China Gengsheng Minerals, Inc.*	29,405	26,464
Gibraltar Industries, Inc.*	13,500	109,620
Owens Corning*	16,800	364,224

		1,103,636

Capital Markets
American Capital Ltd.*	7,300	49,786
Ameriprise Financial, Inc.	2,300	90,528
Bank of New York Mellon Corp. (The)	15,300	284,427
BlackRock, Inc.	1,400	207,214
E*Trade Financial Corp.*	12,300	112,053
Goldman Sachs Group, Inc. (The)	1,600	151,280
MCG Capital Corp.	10,500	41,580

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Morgan Stanley	24,400	$329,400
Piper Jaffray Cos.*	5,500	98,615
Raymond James Financial, Inc.	18,600	482,856
SWS Group, Inc.	27,495	128,952

		1,976,691

Chemicals — 0.2%
Albemarle Corp.	1,700	68,680
Arch Chemicals, Inc.	54,514	2,557,797
Cabot Corp.	7,300	180,894
Celanese Corp. (Class A Stock)	2,300	74,819
CF Industries Holdings, Inc.	4,300	530,577
Eastman Chemical Co.	8,000	548,240
Fuller (H.B.) Co.	9,100	165,802
Koppers Holdings, Inc.	1,900	48,659
Kraton Performance Polymers, Inc.*	11,900	192,542
Kronos Worldwide, Inc.	12,800	205,824
LSB Industries, Inc.*	8,400	240,828
Mosaic Co. (The)	10,950	536,221
Nalco Holding Co.	112,400	3,931,752
Quaker Chemical Corp.	450	11,664
Rockwood Holdings, Inc.*	11,100	373,959
Schulman, (A.), Inc.	3,700	62,863
Solutia, Inc.*	14,300	183,755
TPC Group, Inc.*	10,400	208,832
Westlake Chemical Corp.	7,200	246,816

		10,370,524

Commercial Banks — 0.1%
BancFirst Corp.	700	23,212
Banco Latinoamericano de Comercio Exterior SA (Panama)	4,700	71,581
Bancorp Rhode Island, Inc.	13,212	560,057
BOK Financial Corp.	2,900	135,981
Center Financial Corp.*	97,057	455,197
Chemical Financial Corp.	1,400	21,434
Citizens & Northern Corp.	1,600	23,776
Community Capital Corp.*	28,305	78,688
Community Trust Bancorp, Inc.	1,200	27,948
Eagle Bancorp, Inc.*	5,200	61,204
East West Bancorp, Inc.	21,000	313,110
Enterprise Financial Services Corp.	2,300	31,257
Fifth Third Bancorp	38,400	387,840
Financial Institutions, Inc.	4,400	62,744
First Bancorp	3,000	30,120
First Citizens BancShares, Inc. (Class A Stock)	900	129,186
First Commonwealth Financial Corp.	19,400	71,780
First Community Bancshares, Inc.	800	8,160
First Horizon National Corp.	7,700	45,892
First Interstate Bancsystem, Inc.	9,100	97,461
Fulton Financial Corp.	23,000	175,950
Herald National Bank*	14,833	50,581
Huntington Bancshares, Inc.	95,800	459,840
KeyCorp	80,000	474,400
M&T Bank Corp.	900	62,910
MainSource Financial Group, Inc.	2,400	20,928
Old National Bancorp	1,400	13,048
PNC Financial Services Group, Inc.	8,800	424,072
Popular, Inc. (Puerto Rico)*	12,300	18,450
Republic Bancorp, Inc. (Class A Stock)	4,600	81,466

	Shares	Value
COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
State Bancorp, Inc.	40,773	$430,971
SunTrust Banks, Inc.	8,600	154,370
Tower Bancorp, Inc.	59,732	1,250,788
U.S. Bancorp	1,800	42,372
Univest Corp. of Pennsylvania	1,800	23,994
Washington Trust Bancorp, Inc.	900	17,802
Webster Financial Corp.	1,700	26,010
Wells Fargo & Co.	25,000	603,000
WesBanco, Inc.	1,600	27,696

		6,995,276

Commercial Services & Supplies — 0.2%
APAC Customer Services, Inc.*	129,344	1,102,011
Avery Dennison Corp.	2,100	52,668
Consolidated Graphics, Inc.*	3,800	138,814
Copart, Inc.*	2,800	109,536
Corrections Corp. of America*	27,900	633,051
Courier Corp.	1,800	11,772
Dollar Thrifty Automotive Group, Inc.*	38,489	2,166,931
Ennis, Inc.	1,400	18,284
GEO Group, Inc. (The)*	173,140	3,213,478
RR Donnelley & Sons Co.	14,300	201,916
Standard Parking Corp.*	1,000	15,640
Steelcase, Inc. (Class A Stock)	9,400	59,314
SYKES Enterprises, Inc.*	15,400	230,230
United Stationers, Inc.	8,000	218,000
Viad Corp.	2,000	33,960

		8,205,605

Communications Equipment
Black Box Corp.	6,600	140,910
F5 Networks, Inc.*	7,600	539,980
Motorola Solutions, Inc.	10,318	432,324
Netgear, Inc.*	8,900	230,421
Polycom, Inc.*	16,000	293,920

		1,637,555

Computer Services & Software
Aspen Technology, Inc.*	2,800	42,756
Fundtech Ltd. (Israel)	35,063	809,254
Ness Technologies, Inc.*	173,517	1,329,140

		2,181,150

Computers & Peripherals
Electronics for Imaging, Inc.*	13,900	187,233
Hewlett-Packard Co.	1,700	38,165
Lexmark International, Inc. (Class A Stock)*	800	21,624
SanDisk Corp.*	600	24,210
Uni-Pixel, Inc.*	4,167	20,543
Western Digital Corp.*	8,800	226,336

		518,111

Conglomerates
Blue Wolf Mongolia Holdings Corp.*	65,000	667,875
Nautilus Marine Acquisition Corp. (Marshall Islands)*	96,000	921,600
Trio Merger Corp.*	57,000	547,200

		2,136,675

Construction & Engineering — 0.1%
Chicago Bridge & Iron Co. NV (Netherlands)	103,360	2,959,197
Ferrovial SA (Spain)	271,803	3,098,477

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
Great Lakes Dredge & Dock Corp.	33,300	$135,531
KBR, Inc.	1,800	42,534
Primoris Services Corp.	3,700	38,702
URS Corp.*	7,000	207,620

		6,482,061

Consumer Finance
Advance America Cash Advance Centers, Inc.	1,900	13,984
Discover Financial Services	2,400	55,056
Nelnet, Inc. (Class A Stock)	15,500	291,090
SLM Corp.	32,500	404,625

		764,755

Consumer Products & Services
Central Garden & Pet Co.*	12,562	86,678
Clorox Co. (The)	8,628	572,295
JAKKS Pacific, Inc.	14,544	275,609

		934,582

Containers & Packaging — 0.1%
CryoPort, Inc.*(g)	57,640	66,286
Rock-Tenn Co. (Class A Stock)	300	14,604
Sealed Air Corp.	29,500	492,650
Temple-Inland, Inc.	69,708	2,186,740

		2,760,280

Distributors
Core-Mark Holding Co., Inc.*	1,100	33,693
Genuine Parts Co.	9,400	477,520
LKQ Corp.*	11,500	277,840

		789,053

Diversified Consumer Services
Career Education Corp.*	6,700	87,435
H&R Block, Inc.	12,900	171,699
Hillenbrand, Inc.	900	16,560

		275,694

Diversified Financial Services — 0.1%
Boston Private Financial Holdings, Inc.*	10,019	15,780
Citigroup, Inc.	9,500	243,390
CME Group, Inc.	300	73,920
Compass Diversified Holdings	8,000	97,440
Interactive Brokers Group, Inc. (Class A Stock)	17,100	238,203
JPMorgan Chase & Co.	8,400	253,008
NASDAQ OMX Group, Inc. (The)*	25,000	578,500
NYSE Euronext	75,966	1,765,450
TMX Group, Inc. (Canada)	16,137	630,450

		3,896,141

Diversified Telecommunication Services — 0.1%
AT&T, Inc.	3,200	91,264
CenturyLink, Inc.	3,400	112,608
Chunghwa Telecom Co. Ltd. (Taiwan), ADR	95,090	3,137,970
City Telecom HK Ltd. (Hong Kong), ADR	146,983	1,388,989
Windstream Corp.	29,100	339,306

		5,070,137

Electric Utilities — 0.9%
Central Vermont Public Service Corp.	27,471	967,254

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Cia Energetica de Minas Gerais (Brazil), ADR	297,392	$4,413,297
DPL, Inc.	58,362	1,759,031
E.ON AG (Germany)	134,703	2,922,515
Enel SpA (Italy)	404,714	1,786,489
Entergy Corp.	7,500	497,175
Exelon Corp.	132,213	5,633,596
FirstEnergy Corp.(a)	102,699	4,612,212
Great Plains Energy, Inc.	198,444	3,829,969
ITC Holdings Corp.	38,138	2,953,025
MGE Energy, Inc.	1,100	44,737
NextEra Energy, Inc.	700	37,814
Northeast Utilities	2,700	90,855
NV Energy, Inc.	23,500	345,685
Pinnacle West Capital Corp.	6,400	274,816
Portland General Electric Co.	6,200	146,878
PPL Corp.	203,765	5,815,453
Progress Energy, Inc.	92,157	4,766,360
Scottish & Southern Energy PLC (United Kingdom)	263,374	5,285,178
UniSource Energy Corp.	5,100	184,059

		46,366,398

Electrical Equipment
Advanced Battery Technologies, Inc.*	63,297	63,930
AMETEK, Inc.	7,700	253,869
Babcock & Wilcox Co. (The)*	10,687	208,931
Cooper Industries PLC (Ireland)	3,700	170,644
Emerson Electric Co.	3,300	136,323
EnerSys*	12,700	254,254
Franklin Electric Co., Inc.	2,700	97,956
Fushi Copperweld, Inc.*	29,890	147,956
Hubbell, Inc. (Class B Stock)	2,600	128,804
Polypore International, Inc.*	2,600	146,952
Regal-Beloit Corp.	3,300	149,754
Rockwell Automation, Inc.	2,800	156,800
Roper Industries, Inc.	900	62,019
Thomas & Betts Corp.*	4,900	195,559
Vicor Corp.	2,900	25,375

		2,199,126

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.*	4,200	116,676
Avnet, Inc.*	17,600	459,008
AVX Corp.	4,700	55,789
Brightpoint, Inc.*	18,800	173,148
DDi Corp.	1,900	13,756
Dolby Laboratories, Inc. (Class A Stock)*	5,700	156,408
Identive Group, Inc.*	22,000	43,780
Ingram Micro, Inc. (Class A Stock)*	16,200	261,306
Insight Enterprises, Inc.*	10,400	157,456
Itron, Inc.*	3,300	97,350
Jabil Circuit, Inc.	20,000	355,800
Molex, Inc. (Class A Stock)	21,022	354,851
On Track Innovations Ltd. (Israel)*	19,327	28,990
Sanmina-SCI Corp.*	8,000	53,440
Vishay Intertechnology, Inc.*	16,100	134,596

		2,462,354

Energy – Alternate Sources
China Integrated Energy, Inc.*	5,888	3,651

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Energy – Alternate Sources (cont’d.)
Greenhouse Holdings, Inc.*	3,950	$1,462
Mission Newenergy Ltd. (Australia)*	2,482	10,797

		15,910

Energy Equipment & Services — 0.1%
Baker Hughes, Inc.	6,400	295,424
Diamond Offshore Drilling, Inc.	9,100	498,134
Helix Energy Solutions Group, Inc.*	32,000	419,200
Helmerich & Payne, Inc.	8,300	336,980
Matrix Service Co.*	2,900	24,679
McDermott International, Inc. (Panama)*	44,782	481,854
National Oilwell Varco, Inc.	50,092	2,565,712
Oceaneering International, Inc.	9,300	328,662
Oil States International, Inc.*	3,200	162,944
RPC, Inc.	26,550	433,296
SEACOR Holdings, Inc.	6,300	505,323
Unit Corp.*	5,200	191,984

		6,244,192

Entertainment & Leisure
Carnival PLC (United Kingdom)	43,382	1,335,732

Food
Ralcorp Holdings, Inc.*	2,300	176,433

Food & Staples Retailing
Andersons, Inc. (The)	1,100	37,026
CVS Caremark Corp.	900	30,222
Village Super Market, Inc. (Class A Stock)	700	16,758
Wal-Mart Stores, Inc.	1,600	83,040

		167,046

Food Products — 0.1%
Archer-Daniels-Midland Co.	3,000	74,430
Bunge Ltd. (Bermuda)	3,600	209,844
Corn Products International, Inc.	8,900	349,236
Fresh Del Monte Produce, Inc. (Cayman Islands)	8,300	192,560
Hormel Foods Corp.	3,200	86,464
J.M. Smucker Co. (The)	2,400	174,936
M&F Worldwide Corp.*	43,668	1,075,106
Smart Balance, Inc.*	40,600	239,540
Smithfield Foods, Inc.*	11,400	222,300
Tyson Foods, Inc. (Class A Stock)	34,300	595,448

		3,219,864

Gas Utilities — 0.1%
Atmos Energy Corp.	3,100	100,595
Chesapeake Utilities Corp.	1,400	56,154
ONEOK, Inc.	66,563	4,395,821
Questar Corp.	41,257	730,661
UGI Corp.	19,800	520,146

		5,803,377

Healthcare Equipment & Services
American Medical Alert Corp.*	25,736	215,925

Healthcare Equipment & Supplies — 0.1%
Arthrocare Corp.*	800	23,016
Atrion Corp.	300	62,217
Becton, Dickinson and Co.	2,800	205,296
Cantel Medical Corp.	1,900	40,128
CareFusion Corp.*	17,600	421,520
Cooper Cos., Inc. (The)	700	55,405

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Equipment & Supplies (cont’d.)
Covidien PLC (Ireland)	5,200	$229,320
Hill-Rom Holdings, Inc.	9,300	279,186
Hologic, Inc.*	19,800	301,158
IDEXX Laboratories, Inc.*	4,800	331,056
InspireMD, Inc.*(g)	11,776	25,608
Invacare Corp.	7,500	172,800
Kinetic Concepts, Inc.*	7,117	468,939
Kips Bay Medical, Inc.*	9,242	11,460
Sirona Dental Systems, Inc.*	5,600	237,496
St. Jude Medical, Inc.	500	18,095
Stryker Corp.	400	18,852
Young Innovations, Inc.	1,200	34,200
Zimmer Holdings, Inc.*	1,100	58,850

		2,994,602

Healthcare Products
Delcath Systems, Inc.*	10,000	33,400

Healthcare Providers & Services — 0.1%
Aetna, Inc.	5,100	185,385
Allied Healthcare International, Inc.*	221,464	850,422
American Dental Partners, Inc.*	9,300	89,838
CIGNA Corp.	2,900	121,626
Community Health Systems, Inc.*	6,500	108,160
Conmed Healthcare Management, Inc.*	14,852	56,141
Continucare Corp.*	257,276	1,641,421
Coventry Health Care, Inc.*	16,700	481,127
Health Net, Inc.*	16,300	386,473
Humana, Inc.	4,500	327,285
Neostem, Inc.*	40,000	26,000
Orchid Cellmark, Inc.*	146,036	391,376
Providence Service Corp. (The)*	5,300	56,445
Select Medical Holdings Corp.*	2,100	14,007
Team Health Holdings, Inc.*	6,800	111,656
UnitedHealth Group, Inc.	7,500	345,900
Universal Health Services, Inc. (Class B Stock)	4,200	142,800
WellCare Health Plans, Inc.*	5,500	208,890
WellPoint, Inc.	4,800	313,344

		5,858,296

Healthcare Technology
Computer Programs & Systems, Inc.	9,900	654,885
MedAssets, Inc.*	3,400	32,674
SXC Health Solutions Corp. (Canada)*	10,900	607,130
Transcend Services, Inc.*	8,500	191,590

		1,486,279

Holding Companies – Diversified — 0.2%
Australia Acquisition Corp. (Cayman Islands)*	70,000	681,100
Azteca Acquisition Corp., UTS*	100,000	1,100,000
Cazador Acquisition Corp. Ltd. (Cayman Islands)*	27,596	268,095
China Growth Equity Investment Ltd. (Cayman Islands), UTS*	55,000	555,225
China VantagePoint Acquisition Co. (Cayman Islands), UTS*	19,454	113,806
Empeiria Acquisition Corp.*	85,000	863,175
FlatWorld Acquisition Corp. (British Virgin Islands)*	24,225	249,518
Global Cornerstone Holdings Ltd.*	80,000	796,000

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Holding Companies – Diversified (cont’d.)
Global Eagle Acquisition Corp., UTS*	175,000	$1,789,375
Hicks Acquisition Co. II, Inc.*(g)	75,000	720,000
Italy1 Investment SA (Luxembourg)*	60,858	802,297
JWC Acquisition Corp.*	118,125	1,139,906
L&L Acquisition Corp.*	35,000	388,500
Lone Oak Acquisition Corp. (Hong Kong)*	28,070	217,542
Prime Acquisition Corp. (Cayman Islands)*	51,855	497,030
RLJ Acquisition, Inc.*	96,063	917,402
SCG Financial Acquistion Corp., UTS*	79,900	779,025
Universal Business Payment Solutions Acquisition Corp., UTS*	119,880	724,075

		12,602,071

Hotels, Restaurants & Leisure — 0.1%
AFC Enterprises, Inc.*	2,400	28,392
Ameristar Casinos, Inc.	12,700	203,835
Biglari Holdings, Inc.*	900	266,751
Carnival Corp. (Panama)	4,900	148,470
CEC Entertainment, Inc.	2,300	65,481
Chipotle Mexican Grill, Inc.*	800	242,360
Cracker Barrel Old Country Store, Inc.	3,300	132,264
Darden Restaurants, Inc.	3,700	158,175
Denny’s Corp.*	6,300	20,979
Mccormick & Schmick’s Seafood Restaurants, Inc.*	26,844	185,760
Panera Bread Co. (Class A Stock)*	5,000	519,700
Papa John’s International, Inc.*	12,900	392,160
Red Lion Hotels Corp.*	3,900	26,169
WMS Industries, Inc.*	5,500	96,745
Wyndham Worldwide Corp.	14,700	419,097

		2,906,338

Household Durables — 0.1%
Blyth, Inc.	4,800	266,160
Fortune Brands, Inc.*	469	25,364
Harman International Industries, Inc.	12,400	354,392
iRobot Corp.*	13,400	337,144
Jarden Corp.	10,500	296,730
Leggett & Platt, Inc.	16,000	316,640
Lifetime Brands, Inc.	3,700	35,668
Tempur-Pedic International, Inc.*	3,700	194,657
Tupperware Brands Corp.	10,000	537,400
Whirlpool Corp.	4,500	224,595

		2,588,750

Independent Power Producers & Energy Traders — 0.5%
AES Corp. (The)*	318,575	3,109,292
Calpine Corp.*(a)	280,410	3,948,173
China Hydroelectric Corp. (Cayman Islands), ADS*	232,755	484,130
Constellation Energy Group, Inc.	124,853	4,751,905
Empresa Nacional de Electricidad SA (Chile), ADR	56,900	2,466,046
GenOn Energy, Inc.*	651,402	1,810,898
International Power PLC (United Kingdom)	850,324	4,036,559
NRG Energy, Inc.*	2,700	57,267
Tractebel Energia SA (Brazil)	251,498	3,472,351

		24,136,621

Industrial Conglomerates
3M Co.	500	35,895

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates (cont’d.)
General Electric Co.	11,000	$167,640

		203,535

Insurance — 0.2%
Aflac, Inc.	5,700	199,215
American Equity Investment Life Holding Co.	6,900	60,375
American Financial Group, Inc.	9,200	285,844
American National Insurance Co.	700	48,475
Assurant, Inc.	8,900	318,620
CNA Financial Corp.	2,900	65,163
CNinsure, Inc. (Cayman Islands), ADR*	14,318	100,226
Delphi Financial Group, Inc. (Class A Stock)	5,000	107,600
Erie Indemnity Co. (Class A Stock)	3,100	220,658
FBL Financial Group, Inc. (Class A Stock)	9,400	250,228
FPIC Insurance Group, Inc.*	3,816	159,661
Genworth Financial, Inc. (Class A Stock)*	72,700	417,298
Hallmark Financial Services, Inc.*	2,500	18,425
Harleysville Group, Inc.	24,398	1,436,066
Kansas City Life Insurance Co.	1,300	40,131
Kemper Corp.	12,000	287,520
Lincoln National Corp.	4,400	68,772
Maiden Holdings Ltd. (Bermuda)	23,000	169,970
Mercury General Corp.	3,000	115,050
MetLife, Inc.	3,200	89,632
National Financial Partners Corp.*	10,500	114,870
Presidential Life Corp.	4,300	35,346
Primerica, Inc.	8,900	191,884
Principal Financial Group, Inc.	4,300	97,481
Protective Life Corp.	4,500	70,335
Reinsurance Group of America, Inc.	3,500	160,825
StanCorp Financial Group, Inc.	6,400	176,448
Symetra Financial Corp.	25,600	208,640
Torchmark Corp.	11,800	411,348
Transatlantic Holdings, Inc.	35,759	1,735,027
Unum Group	12,700	266,192

		7,927,325

Internet & Catalog Retail
HSN, Inc.	7,100	235,223
NutriSystem, Inc.	21,100	255,521
Towerstream Corp.*	10,000	25,600

		516,344

Internet Software & Services — 0.1%
Akamai Technologies, Inc.*	27,300	542,724
Dice Holdings, Inc.*	3,300	25,806
IAC/InterActiveCorp*	16,500	652,575
Infospace, Inc.*	6,300	52,668
Liquidity Services, Inc.*	12,900	413,703
LoopNet, Inc.*	134,667	2,306,846
NIC, Inc.	6,800	77,860
Perficient, Inc.*	2,800	20,496
QuinStreet, Inc.*	2,100	21,735
VistaPrint NV (Netherlands)*	11,100	300,033

		4,414,446

Investment Companies
European CleanTech SE (Luxembourg) (Class A Stock)*	57,500	731,836

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Investment Companies (cont’d.)
Solar Senior Capital Ltd.	946	$13,518

		745,354

IT Services — 0.1%
Amdocs Ltd. (Guernsey)*	11,400	309,168
Computer Sciences Corp.	6,400	171,840
DST Systems, Inc.	7,200	315,576
Fidelity National Information Services, Inc.	3,500	85,120
Fiserv, Inc.*	5,200	264,004
Lender Processing Services, Inc.	4,700	64,343
MasterCard, Inc. (Class A Stock)	2,000	634,320
SAIC, Inc.*	6,200	73,222
Visa, Inc. (Class A Stock)	7,300	625,756

		2,543,349

Leisure Equipment & Products
Hasbro, Inc.	1,300	42,393
Mattel, Inc.	6,200	160,518
Polaris Industries, Inc.	7,400	369,778
Sturm Ruger & Co., Inc.	11,700	303,966

		876,655

Life Sciences Tools & Services
Bruker Corp.*	19,000	257,070
Cambrex Corp.*	1,300	6,552
Life Technologies Corp.*	9,000	345,870
Mettler-Toledo International, Inc.*	900	125,964
PerkinElmer, Inc.	17,100	328,491
Techne Corp.	1,000	68,010
Thermo Fisher Scientific, Inc.*	5,700	288,648

		1,420,605

Machinery — 0.1%
Cummins, Inc.	2,000	163,320
Dover Corp.	4,700	219,020
Eaton Corp.	2,100	74,550
Gardner Denver, Inc.	7,200	457,560
Kennametal, Inc.	13,500	441,990
Lincoln Electric Holdings, Inc.	14,600	423,546
Meritor, Inc.*	13,300	93,898
NACCO Industries, Inc. (Class A Stock)	2,300	145,820
Nordson Corp.	1,000	39,740
Parker Hannifin Corp.	3,500	220,955
Sauer-Danfoss, Inc.*	2,200	63,580
Sun Hydraulics Corp.	9,150	186,477
Timken Co.	9,700	318,354
Toro Co. (The)	5,700	280,839
Trimas Corp.*	17,800	264,330
Weg SA (Brazil)	137,586	1,362,506

		4,756,485

Manufacturing — 0.1%
Ameron International Corp.	30,531	2,593,303
Barnes Group, Inc.	44	847
Cereplast, Inc.*	26,556	75,419
China Fire & Security Group, Inc.*	10,809	94,795
Gerber Scientific Escrow Shares*	101,412	—

		2,764,364

Media — 0.1%
AMC Networks, Inc. (Class A Stock)*	14,794	472,668
Arbitron, Inc.	1,700	56,236

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Cinemark Holdings, Inc.	11,700	$220,896
Comcast Corp. (Class A Stock)	18,100	378,290
Cumulus Media, Inc. (Class A Stock)*	39,110	111,072
DIRECTV (Class A Stock)*	600	25,350
Emmis Communications Corp. (Class A Stock)*	82,500	55,275
Gannett Co., Inc.	34,900	332,597
Global Sources Ltd. (Bermuda)*	15,700	106,289
Journal Communications, Inc. (Class A Stock)*	5,200	15,444
Liberty Global, Inc. (Class C Stock)*	22,725	786,512
Liberty Media Corp. - Liberty Capital (Class A Stock)*	7,400	489,288
Liberty Media Corp. - Liberty Starz (Class A Stock)*	8,700	552,972
News Corp. (Class A Stock)	13,700	211,939
Scripps Networks Interactive, Inc. (Class A Stock)	5,100	189,567
Viacom, Inc. (Class B Stock)	2,600	100,724
Washington Post Co. (The) (Class B Stock)	1,300	425,061

		4,530,180

Metals & Mining — 0.2%
A.M. Castle & Co.*	2,000	21,880
Alcoa, Inc.	49,000	468,930
Anvil Mining Ltd. (Canada)*	44,800	327,482
Aurcana Corp. (Canada)*(g)	135,460	77,561
BHP Billiton PLC (United Kingdom), ADR	26,084	1,384,539
Calvista Gold Corp. (Canada)*	22,500	14,601
Century Aluminum Co.*	19,200	171,648
CIC Energy Corp. (British Virgin Islands)*	10,755	14,163
Cliffs Natural Resources, Inc.	39,014	1,996,346
Coalspur Mines Ltd. (Australia)*(g)	31,500	40,882
Coeur d’Alene Mines Corp.*	21,700	465,248
Commercial Metals Co.	23,600	224,436
Energy Fuels, Inc. (Canada)*	80,000	19,086
Freeport-McMoRan Copper & Gold, Inc.	13,700	417,165
Grayd Resource Corp. (Canada)*	337,888	835,127
Lion One Metals Ltd. (Canada)*(g)	83,340	94,641
Materion Corp.*	4,000	90,720
Mines Management, Inc.*	1,481	2,414
Noranda Aluminum Holding Corp.*	8,000	66,800
Northgate Minerals Corp. (Canada)*	281,357	945,106
Peregrine Metals Ltd. (Canada)*	324,988	654,380
Pretium Resources, Inc. (Canada)*(g)	4,000	38,095
Reliance Steel & Aluminum Co.	13,400	455,734
Schnitzer Steel Industries, Inc. (Class A Stock)	5,400	198,720
Solitario Exploration & Royalty Corp.*	7,500	12,900
Southern Arc Minerals, Inc. (Canada)*(g)	24,506	21,515
Steel Dynamics, Inc.	50,700	502,944
Universal Stainless & Alloy*	3,600	91,512

		9,654,575

Multiline Retail
Big Lots, Inc.*	6,600	229,878
Dollar Tree, Inc.*	10,650	799,922
Family Dollar Stores, Inc.	8,322	423,257
Kohl’s Corp.	5,500	270,050
Macy’s, Inc.	2,300	60,536

		1,783,643

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities — 0.4%
Alliant Energy Corp.	8,400	$324,912
Ameren Corp.	9,800	291,746
CenterPoint Energy, Inc.	349,478	6,856,758
Hera SpA (Italy)	984,426	1,491,224
National Grid PLC (United Kingdom), ADR	106,077	5,261,419
NSTAR	18,737	839,605
PG&E Corp.	1,200	50,772
Public Service Enterprise Group, Inc.	92,315	3,080,552
SCANA Corp.	1,200	48,540
Sempra Energy	10,100	520,150
Suez Environnement Co. (France)	171,402	2,385,398
TECO Energy, Inc.	12,700	217,551
Wisconsin Energy Corp.	7,500	234,675

		21,603,302

Office Electronics
Xerox Corp.	23,900	166,583
Zebra Technologies Corp. (Class A Stock)*	5,700	176,358

		342,941

Oil, Gas & Consumable Fuels — 1.2%
Alon USA Energy, Inc.	6,600	40,458
AltaGas Ltd. (Canada)	190,350	4,919,055
Apache Corp.	800	64,192
Arch Coal, Inc.	24,000	349,920
Cabot Oil & Gas Corp.	2,700	167,157
Cheniere Energy, Inc.*(a)	476,984	2,456,468
Chevron Corp.	5,800	536,616
Cimarex Energy Co.	3,000	167,100
Compton Petroleum Corp. (Canada)*	31,922	190,728
ConocoPhillips	4,300	272,276
CONSOL Energy, Inc.	47,320	1,605,568
Copano Energy LLC, UTS	77,878	2,321,543
Crescent Point Energy Corp. (Canada)	49,746	1,872,774
CVR Energy, Inc.	20,100	424,914
El Paso Corp.	343,657	6,007,124
Enbridge, Inc. (Canada)	175,222	5,594,838
Energen Corp.	7,400	302,586
Energy Transfer Equity LP(a)	99,273	3,452,715
EQT Corp.	5,500	293,480
Exxon Mobil Corp.	4,200	305,046
Global Industries Ltd.*	75,943	601,469
Gulf United Energy, Inc.*(g)	196,239	45,135
Hess Corp.	4,400	230,824
Hollyfrontier Corp.	20,400	534,888
Marathon Oil Corp.	8,700	187,746
Marathon Petroleum Corp.	93,950	2,542,287
Murphy Oil Corp.	3,200	141,312
Newfield Exploration Co.*	4,600	182,574
Nicor, Inc.	33,524	1,844,155
Occidental Petroleum Corp.	4,700	336,050
Peabody Energy Corp.	3,300	111,804
QEP Resources, Inc.	6,805	184,211
Regency Energy Partners LP	80,960	1,813,504
Royal Dutch Shell PLC (United Kingdom), ADR	64,908	3,993,140
SM Energy Co.	3,600	218,340
Southern Union Co.	59,099	2,397,646
Southwestern Energy Co.*	7,600	253,308
Stone Energy Corp.*	10,300	166,963
Targa Resources Corp.	235,070	6,993,332

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
TGC Industries, Inc.*	21,604	$95,058
VAALCO Energy, Inc.*	11,100	53,946
Valero Energy Corp.	13,700	243,586
Venoco, Inc.*	53,025	467,150
Williams Cos., Inc. (The)	269,847	6,568,076
Williams Partners LP(a)	48,165	2,612,470

		64,163,532

Paper & Forest Products
Domtar Corp.	4,900	334,033

Personal Products
Avon Products, Inc.	2,600	50,960
Herbalife Ltd. (Cayman Islands)	13,000	696,800
Medifast, Inc.*	9,000	145,350
USANA Health Sciences, Inc.*	2,000	55,000

		948,110

Pharmaceuticals — 0.1%
Abbott Laboratories	800	40,912
Access Pharmaceuticals, Inc.*	24,512	50,250
Antares Pharma, Inc.*	45,000	104,400
AVI Biopharma, Inc.*	43,750	49,000
Cephalon, Inc.*	15,474	1,248,752
IntelliPharmaCeutics International, Inc. (Canada)*(g)	4,671	15,648
Jazz Pharmaceuticals, Inc.*	9,100	377,832
Medco Health Solutions, Inc.*	64,496	3,024,217
Obagi Medical Products, Inc.*	5,100	46,257
Par Pharmaceutical Cos., Inc.*	6,500	173,030
PharMerica Corp.*	41,368	590,321
Provectus Pharmaceuticals, Inc.*	81,290	75,600
Theragenics Corp.*	20,209	26,676
Warner Chilcott PLC (Ireland) (Class A Stock)*	20,100	287,430

		6,110,325

Professional Services
Equifax, Inc.	8,800	270,512
ICF International, Inc.*	4,500	84,645
Insperity, Inc.	3,100	68,975
Kelly Services, Inc. (Class A Stock)	8,500	96,900
Korn/Ferry International*	1,900	23,161
Towers Watson & Co. (Class A Stock)	1,000	59,780

		603,973

Real Estate Investment Trusts — 0.1%
American Capital Agency Corp.	7,800	211,380
Annaly Capital Management, Inc.	22,800	379,164
Apollo Commercial Real Estate Finance, Inc.	2,000	26,340
Ashford Hospitality Trust, Inc.	24,300	170,586
Brandywine Realty Trust	15,300	122,553
Capstead Mortgage Corp.	17,400	200,796
Cedar Shopping Centers, Inc.	7,900	24,569
Chatham Lodging Trust	10,000	99,200
Chimera Investment Corp.	84,700	234,619
Colony Financial, Inc.	5,600	72,352
CommonWealth REIT	13,525	256,569
Corporate Office Properties Trust	3,300	71,874
Duke Realty Corp.	37,500	393,750
Dynex Capital, Inc.	5,800	46,748

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
Education Realty Trust, Inc.	2,300	$19,757
First Industrial Realty Trust, Inc.*	16,700	133,600
Gladstone Commercial Corp.	4,100	64,288
Home Properties, Inc.	7,000	397,320
Hospitality Properties Trust	14,400	305,712
Host Hotels & Resorts, Inc.	10,800	118,152
Inland Real Estate Corp.	34,100	248,930
Invesco Mortgage Capital, Inc.	35,400	500,202
Liberty Property Trust	5,900	171,749
Mack-Cali Realty Corp.	6,900	184,575
MFA Financial, Inc.	59,500	417,690
Newcastle Investment Corp.	45,000	183,150
Pennymac Mortgage Investment Trust	15,800	251,220
ProLogis, Inc.	4,200	101,850
Realty Income Corp.	10,500	338,520
Resource Capital Corp.	20,800	104,000
Sabra Healthcare REIT, Inc.	18,300	174,582
Saul Centers, Inc.	2,300	77,763
Sunstone Hotel Investors, Inc.*	25,700	146,233
Urstadt Biddle Properties, Inc. (Class A Stock)	4,400	70,268
Vornado Realty Trust	600	44,772
Winthrop Realty Trust	23,900	207,691

		6,572,524

Real Estate Management & Development — 0.1%
CBRE Group, Inc.*	13,200	177,672
Direcional Engenharia SA (Brazil), 144A(g)	885,924	4,608,077
Jones Lang LaSalle, Inc.	5,400	279,774

		5,065,523

Retail & Merchandising — 0.1%
99 Cents Only Stores*	17,224	317,266
BJ’s Wholesale Club, Inc.*	90,404	4,632,301
J. Crew Escrow Shares*	3,300	—
Little Sheep Group Ltd. (Cayman Islands)	1,115,416	800,676

		5,750,243

Road & Rail — 0.4%
Amerco, Inc.*	3,600	224,820
Asciano Ltd. (Australia)	1,662,590	2,290,691
CSX Corp.	4,000	74,680
East Japan Railway Co. (Japan)	53,900	3,267,775
J.B. Hunt Transport Services, Inc.	76,002	2,745,192
Localiza Rent A Car SA (Brazil)	294,515	3,886,141
Norfolk Southern Corp.	4,800	292,896
QR National Ltd. (Australia), 144A*	1,750,000	5,291,919
Ryder System, Inc.	4,800	180,048
Union Pacific Corp.	35,555	2,903,777

		21,157,939

Savings & Loan
Abington Bancorp, Inc.	73,200	527,040
Parkvale Financial Corp.	29,474	540,848

		1,067,888

Semiconductors & Semiconductor Equipment — 0.2%
Advanced Analogic Technologies, Inc.*	221,569	959,394
Amkor Technology, Inc.*	32,600	142,136
Amtech Systems, Inc.*	31,300	250,400
Applied Materials, Inc.	900	9,315
Avago Technologies Ltd. (Singapore)	8,400	275,268

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Brooks Automation, Inc.	2,400	$19,560
Cirrus Logic, Inc.*	17,600	259,424
Entegris, Inc.*	76,100	485,518
Fairchild Semiconductor International, Inc.*	17,400	187,920
Intel Corp.	5,600	119,448
IXYS Corp.*	2,600	28,288
KLA-Tencor Corp.	7,800	298,584
LSI Corp.*	17,400	90,132
LTX-Credence Corp.*	4,300	22,747
Marvell Technology Group Ltd. (Bermuda)*	24,000	348,720
Maxim Integrated Products, Inc.	20,900	487,597
Mellanox Technologies Ltd. (Israel)*	10,850	338,737
MKS Instruments, Inc.	4,200	91,182
Monolithic Power Systems, Inc.*	1,500	15,270
Netlogic Microsystems, Inc.*	59,825	2,878,181
Novellus Systems, Inc.*	4,531	123,515
Photronics, Inc.*	521	2,595
PMC - Sierra, Inc.*	68,300	408,434
Rudolph Technologies, Inc.*	7,000	46,830
Spansion, Inc. (Class A Stock)*	8,600	105,092
Tessera Technologies, Inc.*	26,800	319,992
Ultra Clean Holdings*	2,400	10,296
Varian Semiconductor Equipment Associates, Inc.*	34,190	2,090,718
Veeco Instruments, Inc.*	15,900	387,960
Zarlink Semiconductor, Inc. (Canada)*	76,993	290,956

		11,094,209

Software — 0.2%
ACI Worldwide, Inc.*	8,900	245,106
Activision Blizzard, Inc.	23,200	276,080
Authentidate Holding Corp.*(g)	4,148	3,857
Autodesk, Inc.*	16,600	461,148
Blackboard, Inc.*	52,147	2,328,885
BMC Software, Inc.*	5,300	204,368
CA, Inc.	7,600	147,516
Emdeon, Inc. (Class A Stock)*	133,476	2,508,014
FactSet Research Systems, Inc.	4,000	355,880
Intuit, Inc.	5,600	265,664
Magic Software Enterprises Ltd. (Israel)*(g)	25,446	104,074
Mentor Graphics Corp.*	19,130	184,031
Microsoft Corp.	12,700	316,103
Monotype Imaging Holdings, Inc.*	2,900	35,177
NetScout Systems, Inc.*	6,000	68,520
Oracle Corp.	3,000	86,220
Parametric Technology Corp.*	5,900	90,742
Progress Software Corp.*	5,100	89,505
Red Hat, Inc.*	6,800	287,368
Renaissance Learning, Inc.	37,597	630,878
S1 Corp.*	85,450	783,576
Seachange International, Inc.*	7,600	58,520
SinoHub, Inc.*	56,820	31,120
Symantec Corp.*	3,600	58,680
Synopsys, Inc.*	13,100	319,116
Telenav, Inc.*	2,900	25,723

		9,965,871

Specialty Retail — 0.1%
American Eagle Outfitters, Inc.	16,700	195,724
Destination Maternity Corp.	5,700	73,359
Dick’s Sporting Goods, Inc.*	2,000	66,920

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
PetSmart, Inc.	10,600	$452,090
Pier 1 Imports, Inc.*	11,700	114,426
Ross Stores, Inc.	8,000	629,520
Shoe Carnival, Inc.*	4,600	108,560
Signet Jewelers Ltd. (Bermuda)*	8,100	273,780
TJX Cos., Inc. (The)	4,600	255,162
Ulta Salon Cosmetics & Fragrance, Inc.*	3,100	192,913
Williams-Sonoma, Inc.	7,400	227,846

		2,590,300

Telecommunications — 0.1%
Global Crossing Ltd. (Bermuda)*	31,530	753,882
Motorola Mobility Holdings, Inc.*	78,716	2,973,890
Orckit Communications Ltd. (Israel)*	1,659	2,157
Paetec Holding Corp.*	211,890	1,120,898
Procera Networks, Inc.*	7,000	67,200
Telestone Technologies Corp.*	12,647	51,726
Trunkbow International Holdings Ltd.*	15,587	34,603

		5,004,356

Textiles, Apparel & Luxury Goods
Coach, Inc.	11,100	575,313
Crocs, Inc.*	4,000	94,680
Fossil, Inc.*	1,900	154,014
Maidenform Brands, Inc.*	5,300	124,073
Movado Group, Inc.	1,900	23,142
Oxford Industries, Inc.	2,300	78,890
True Religion Apparel, Inc.*	10,000	269,600
VF Corp.	300	36,456

		1,356,168

Thrifts & Mortgage Finance
First Defiance Financial Corp.*	2,000	26,800
OceanFirst Financial Corp.	1,300	15,171
Washington Federal, Inc.	8,600	109,564

		151,535

Trading Companies & Distributors
Applied Industrial Technologies, Inc.	2,100	57,036
DXP Enterprises, Inc.*	12,500	235,375
Houston Wire & Cable Co.	6,900	79,281
Interline Brands, Inc.*	6,000	77,220
Kaman Corp.	10,700	297,995
Lawson Products, Inc.	2,900	39,208
Textainer Group Holdings Ltd. (Bermuda)	8,500	172,380
W.W. Grainger, Inc.	3,100	463,574

		1,422,069

Transportation
TNT Express NV (Netherlands)	40,032	279,909

Transportation Infrastructure — 0.7%
Atlantia SpA (Italy)	131,919	1,896,790
CCR SA (Brazil)	177,677	4,580,244
COSCO Pacific Ltd. (Bermuda)	1,635,600	1,809,388
EcoRodovias Infrastructura e Logistica SA (Brazil)	281,608	2,059,359
EcoRodovias Infrastructura e Logistica SA (Brazil), 144A	266,500	1,948,876
Groupe Eurotunnel SA (France)	470,019	3,983,473
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR(a)	41,703	2,073,473

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure (cont’d.)
Hamburger Hafen und Logistik AG (Germany)	47,926	$1,331,174
Santos Brasil Participacoes SA (Brazil), UTS	203,975	2,549,348
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	5,110,000	1,829,999
Societa Iniziative Autostradali e Servizi SpA (Italy)	350,366	2,692,890
Transurban Group (Australia)	1,577,551	8,201,923

		34,956,937

Water Utilities
American States Water Co.	1,300	44,109
American Water Works Co., Inc.	14,000	422,520
California Water Service Group	1,100	19,481
Pennichuck Corp.	14,064	393,511

		879,621

Wireless Telecommunication Services — 0.3%
Crown Castle International Corp.*	89,208	3,628,089
MetroPCS Communications, Inc.*	31,800	276,978
NII Holdings, Inc.*	112,221	3,024,356
SBA Communications Corp. (Class A Stock)*	94,884	3,271,600
Telephone & Data Systems, Inc.	17,200	365,500
Telephone & Data Systems, Inc. (Special Stock)	225,524	4,458,609
United States Cellular Corp.*	4,800	190,320

		15,215,452

TOTAL COMMON STOCKS (cost $485,730,731)		447,836,815

EXCHANGE TRADED FUNDS — 3.8%
iShares Barclays Intermediate Credit Bond Fund(a)	69,800	7,461,620
iShares Dow Jones US Real Estate Index Fund(a)	205,000	10,366,850
iShares iBoxx $ High Yield Corporate Bond Fund(a)	247,400	20,467,402
iShares iBoxx Investment Grade Corporate Bond Fund(a)	180,000	20,221,200
iShares JPMorgan USD Emerging Markets Bond Fund(a)	107,100	11,291,553
iShares MSCI Canada Index Fund(a)	515,700	13,145,193
iShares MSCI EAFE Index Fund(a)	728,000	34,762,000
iShares S&P Global 100 Index Fund(a)	228,921	12,274,744
SPDR Barclays Capital High Yield Bond(a)	524,500	18,981,655
SPDR Dow Jones REIT	308,000	17,402,000
SPDR Gold Trust*(a)	90,400	14,290,432
Sprott Physical Gold Trust*	29,801	418,108
Vanguard MSCI Emerging Markets	566,000	20,313,740

TOTAL EXCHANGE TRADED FUNDS (cost $208,824,689)		201,396,497

PREFERRED STOCKS — 0.1%
Auto Components
Goodyear Tire & Rubber Co. (The), CVT, 5.875%	1,800	70,110

Commercial Banks
UBS AG (Switzerland), CVT, 9.375%	2,600	31,481

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Commercial Banks (cont’d.)
Wintrust Financial Corp., CVT, 7.500%	2,400	$105,600

		137,081

Commercial Services
China Dredging Group Co. Ltd.*(g)	100,000	500,000

Computers & Peripherals
Unisys Corp., CVT, 6.250%	1,700	90,355

Consumer Finance
SLM Corp., 5.629%(c)	900	19,458

Diversified Financial Services
Jack Cooper Holdings Corp., Series B, Non-Convert. Preferred Stock, 144A*(g)	225	21,150

Electric Utilities — 0.1%
Cia Paranaense de Energia (Brazil) (PRFC B Shares)	153,836	2,785,043
PPL Corp., CVT, 8.750%	5,300	288,267

		3,073,310

Farming & Agriculture
Universal Corp., CVT, 6.750%.	325	305,500

Financial – Bank & Trust
Ally Financial, Inc., 144A, 7.000%	175	117,201

Media
Nielsen Holdings NV (Netherlands), CVT, 6.250%	700	37,669

Oil, Gas & Consumable Fuels
Energy XXI Bermuda Ltd. (Bermuda), CVT, 5.625%*	1,750	457,188
Superior Well Services, Inc., Series A, CVT, 4.000%	154	113,903
Whiting Petroleum Corp., CVT, 6.250%	75	12,600

		583,691

Paper & Forest Products
China Wood, Inc., CVT, 8.000%*(g)	20,500	159,445

Savings & Loan
Sovereign Capital Trust IV, CVT, 4.375%	28,721	1,177,561

Software
Authentidate Holding Corp., CVT, 15.000%*	21,700	60,211

TOTAL PREFERRED STOCKS (cost $7,879,432)		6,352,742

	Units
RIGHTS*
Biotechnology
Clinical Data, Inc.	33,609	—
XO Holdings	173,283	—

TOTAL RIGHTS (cost $0)		—

	Shares	Value
UNAFFILIATED MUTUAL FUNDS — 2.3%
Advent Claymore Enhanced Growth & Income Fund	384	$3,502
Advent Claymore Global Convertible Securities & Income Fund	1,181	7,440
Apollo Senior Floating Rate Fund, Inc.	14,392	226,818
ASA Gold and Precious Metals Ltd. (Retail Shares)	31,634	853,802
ASG Diversifying Strategies Fund (Class Y Shares)	521,673	5,414,969
Avenue Income Credit Strategies Fund	133	2,062
BlackRock Core Bond Trust	41,802	542,172
BlackRock Corporate High Yield Fund III, Inc.	34,854	225,505
BlackRock Corporate High Yield Fund VI, Inc.	517	5,465
BlackRock Credit Allocation Income Trust II, Inc.	47,178	440,643
BlackRock Credit Allocation Income Trust III, Inc.	42,716	422,034
BlackRock Credit Allocation Income Trust IV	42,611	489,174
BlackRock Diversified Income Strategies Fund, Inc.	2,568	23,600
BlackRock Floating Rate Income Strategies Fund II, Inc.	2,888	33,587
BlackRock Floating Rate Income Strategies Fund, Inc.	5,169	65,801
BlackRock Floating Rate Income Trust Fund	591	7,488
BlackRock Income Opportunity Trust, Inc.	59,106	579,830
BlackRock Limited Duration Income Trust	2,748	43,666
BlackRock Resources & Commodities Strategy Trust	1,663	22,367
Blackstone/GSO Senior Floating Rate Term Fund	678	11,980
Calamos Convertible and High Income Fund	4,425	49,118
Calamos Market Neutral Income Fund (Institutional Class Shares)	346,609	4,010,268
CBRE Clarion Global Real Estate Income Fund	25,215	168,688
Clough Global Equity Fund	933	10,888
Cohen & Steers Global Income Builder, Inc.	5,030	43,660
Duff & Phelps Utility and Corporate Bond Trust, Inc.	11,344	130,683
Eaton Vance Enhanced Equity Income Fund.	49,379	482,927
Eaton Vance Enhanced Equity Income Fund II	37,945	374,138
Eaton Vance Floating-Rate Income Trust	4,019	56,628
Eaton Vance Global Macro Absolute Return Fund (Institutional Class Shares)	2,201,523	21,662,981
Eaton Vance Limited Duration Income Fund	20,590	301,849
Eaton Vance Risk-Managed Diversified Equity Income Fund	98,592	1,079,582
Eaton Vance Senior Floating-Rate Trust Fund	1,853	26,331
Eaton Vance Senior Income Trust Fund (Retail Shares)	10,858	68,514
Eaton Vance Short Duration Diversified Income Fund	876	14,095
Eaton Vance Tax Managed Global Buy Write-Opportunities Fund	106,866	1,043,012
Eaton Vance Tax-Advantaged Dividend Income Fund	5,061	69,184

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
UNAFFILIATED MUTUAL FUNDS (Continued)
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	6,132	$100,197
Eaton Vance Tax-Managed Buy-Write Income Fund	20,933	243,241
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	59,829	653,333
Eaton Vance Tax-Managed Diversified Equity Income Fund	120,099	1,024,444
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	129,180	1,033,440
First Opportunity Fund, Inc. (Retail Shares)*	10,128	61,173
First Trust Aberdeen Emerging Opportunity Fund	3,386	58,442
First Trust High Income Long/Short Fund	19,599	313,976
Fort Dearborn Income Securities, Inc.	2,193	35,242
Forum Funds - Absolute Strategies Fund (Institutional Class Shares)	1,184,360	13,099,023
Forward Long/Short Credit Analysis Fund (Institutional Class Shares)	604,604	4,921,473
Gabelli ABC Fund (Advisor Class Shares)	659,309	6,441,453
Gabelli Global Multimedia Trust, Inc. (Retail Shares)	11,492	71,940
Highbridge Statistical Market Neutral Fund (Institutional Class Shares)*	1,067,711	15,791,447
Highland Long/Short Equity Fund (Class Z Shares)	398,432	4,283,141
Hussman Strategic Growth Fund	1,162,086	15,304,675
ING Emerging Markets High Dividend Equity Fund	1,673	22,468
ING Prime Rate Trust	11,144	57,057
Invesco Van Kampen Bond Fund	25,256	498,553
Invesco Van Kampen Dynamic Credit Opportunities Fund	36,010	383,506
John Hancock Hedged Equity & Income Fund	368	5,288
Lazard Global Total Return and Income Fund, Inc.	217	2,784
LMP Corporate Loan Fund, Inc. (Retail Shares)	100	1,069
LMP Real Estate Income Fund, Inc.	1,997	17,354
Madison/Claymore Covered Call & Equity Strategy Fund	10,675	75,899
Merger Fund (The)	810,669	12,638,337
Montgomery Street Income Securities, Inc.	6,169	96,236
Morgan Stanley Emerging Markets Fund, Inc. (Retail Shares)	6,506	81,650
Morgan Stanley Income Securities, Inc.	25,453	437,792
Nuveen Equity Premium Advantage Fund	9,843	108,076
Nuveen Equity Premium and Growth Fund	10,088	115,911
Nuveen Equity Premium Income Fund	12,303	131,396
Nuveen Equity Premium Opportunity Fund	11,428	124,222
Nuveen Floating Rate Income Opportunity Fund	390	4,072
Nuveen Quality Preferred Income Fund	36,949	278,226
Nuveen Quality Preferred Income Fund II.	64,344	487,728
Nuveen Quality Preferred Income Fund III	38,703	286,402
Nuveen Short Duration Credit Opportunities Fund	2,834	48,603
Nuveen Tax-Advantaged Total Return Strategy Fund	1,665	16,284
Petroleum & Resources Corp. (Retail Shares)	13,926	315,006

	Shares	Value
UNAFFILIATED MUTUAL FUNDS (Continued)
Royce Focus Trust, Inc.	34,491	$208,326
Turner Spectrum Fund	283,046	3,240,882
Wells Fargo Advantage Multi-Sector Income Fund	15,378	218,521
Western Asset Global Corporate Defined Opportunity Fund, Inc.	23,134	399,987
Western Asset Income Fund	26,690	353,376
Western Asset Investment Grade Defined Opportunity Trust, Inc.	7,163	153,646

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $125,707,851)		123,259,748

	Units
WARRANTS*
Automobile Manufacturers
Kandi Technologies Corp. (China), expiring 12/23/13(g)	18,044	1,263

Biotechnology
CytRx Corp., expiring 07/27/16	280,000	—
Opexa Therapeutics, Inc., expiring 02/11/16(g)	4,848	679
Rosetta Genomics Ltd. (Israel), expiring 11/30/15(g)	21,875	1,750
Rosetta Genomics Ltd., expiring 02/23/16(g)	49,012	4,901
RXi Pharmaceuticals Corp., Series A, expiring 03/04/16(g)	14,600	2,190
RXi Pharmaceuticals Corp., Series B, expiring 03/04/16(g)	14,600	—

		9,520

Building Products
China Gengsheng Minerals, Inc. (China), expiring 01/11/12(g)	21,070	—

Commercial Banks
Wintrust Financial Corp., expiring 12/19/18	41,843	485,797

Communications Equipment
Spherix, Inc., expiring 01/24/16(g)	20,425	—

Conglomerates
Nautilus Marine Acquisition Corp. (Australia), expiring 07/15/16	96,000	36,960
Trio Merger Corp., expiring 06/19/16	57,000	37,050

		74,010

Containers & Packaging
CryoPort, Inc., expiring 02/15/16(g)	113,002	33,901
CryoPort, Inc., expiring 08/10/15(g)	71,428	20,000

		53,901

Diversified Financial Services
Jack Cooper Holdings Corp., expiring 12/15/17(g)	200	12,000
Jack Cooper Holdings Corp., expiring 05/06/18	50	3,000

		15,000

Electrical Equipment
Advanced Battery Technologies, Inc., expiring 12/10/11(g)	52,700	—

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Units	Value
WARRANTS* (Continued)
Energy – Alternate Sources
China Integrated Energy, Inc. (China), expiring 01/13/12(g)	21,070	$—
Greenhouse Holdings, Inc., expiring 02/25/16(g)	25,287	—
Plug Power, Inc., expiring 05/03/16(g)	12,375	3,836
Syntroleum Corp., expiring 07/05/16(g)	31,646	4,747

		8,583

Food Products
HQ Sustainable Maritime Industries, Inc., expiring 08/10/15(g)	20,761	—

Healthcare Equipment & Supplies
InspireMD, Inc., expiring 03/31/16(g)	5,888	1,825

Healthcare Providers & Services
Neostem, Inc., expiring 07/22/16	30,000	—

Holding Companies – Diversified
Australia Acquisition Corp., expiring 10/18/15	70,000	19,250
Cazador Acquisition Corp. Ltd. (Cayman Islands), expiring 10/07/20	28,804	8,641
FlatWorld Acquisition Corp. (British Virgin Islands), expiring 09/12/12	24,225	29,070
Hicks Acquisition Co. II, Inc., expiring 07/14/17(g)	75,000	33,750
Italy1 Investment SA (Luxembourg), expiring 01/27/16	60,858	37,913
JWC Acquisition Corp., expiring 11/17/15	118,125	70,875
L&L Acquisition Corp., expiring 11/23/15	35,000	29,225
Lone Oak Acquisition Corp. (Cayman Islands), expiring 03/24/16	28,070	25,263
Prime Acquisition Corp., expiring 03/30/16	51,855	28,183
RLJ Acquisition, Inc., expiring 02/22/16	96,063	41,787

		323,957

Insurance
Lincoln National Corp., expiring 07/10/19	46,624	431,738

Investment Companies
European CleanTech SE (Luxembourg), expiring 10/01/15	57,500	30,814

Manufacturing
Cereplast, Inc., expiring 02/01/16(g)	6,639	929
China XD Plastics Co. Ltd., expiring 10/04/11(g)	16,665	—

		929

Metals & Mining
Aurcana Corp. (Canada), expiring 12/08/13(g)	67,730	6,463
Calvista Gold Corp. (Canada), expiring 05/19/13	11,250	751
China Shen Zhou Mining & Resources, Inc., expiring 01/21/14(g)	7,012	70
Energy Fuels, Inc. (Canada), expiring 03/31/15(g)	40,000	763
Kinross Gold Corp. (Canada), expiring 09/17/14	5,352	12,462
Lion One Metals Ltd. (Canada), expiring 12/30/11(g)	41,670	—
Pretium Resources, Inc. (Canada), expiring 04/08/13	2,000	2,767

	Units	Value
WARRANTS* (Continued)
Metals & Mining (cont’d.)
Uranium Energy, expiring 10/22/11(g)	35,045	$—

		23,276

Oil, Gas & Consumable Fuels
Camac Energy, expiring 12/27/15(g)	9,808	392

Paper & Forest Products
China Wood, Inc., expiring 09/30/15(g)	10,250	20,192

Pharmaceuticals
Access Pharmaceuticals, Inc., expiring 12/15/15(g)	7,353	147
Bionovo, Inc., expiring 02/02/16(g)	4,050	364
IntelliPharmaCeutics International, Inc., Series A, expiring 01/26/16(g)	20,625	16,912
IntelliPharmaCeutics International, Inc., Series B, expiring 01/26/13(g)	20,625	7,425
Pluristem Therapeutics, Inc. (Israel), expiring 07/26/16(g)	17,820	6,237
Provectus Pharmaceuticals, Inc., Series A,expiring 01/19/16(g)	93,424	4,671
Provectus Pharmaceuticals, Inc., Series C,expiring 01/19/16(g)	65,397	3,270
Repros Therapeutics, Inc., expiring 02/07/16(g)	9,485	9,106

		48,132

Software
Authentidate Holding Corp., expiring 04/12/15(g)	108,500	21,700
Magic Software Enterprises Ltd., expiring 12/23/13(g)	14,136	3,110
SinoHub, Inc., expiring 09/21/13(g)	22,826	—

		24,810

Telecommunications
Orckit Communications Ltd. (Israel), expiring 11/30/15	9,176	459

TOTAL WARRANTS (cost $1,800,329)		1,554,598

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.6%
American Money Management Corp. CDO,
Series 2005-5A, Class A1A, 144A
0.482%(c)	08/08/17	Aaa		$296	286,270
Aquilae CLO PLC (Ireland),
Series 2006-1X, Class A
2.057%(c)	01/17/23	Aa1	EUR	189	233,622
ARES CLO Funds,
Series 2006-6RA, Class A1B, 144A
0.477%(c)	03/12/18	Aaa		416	404,272
Babson CLO Ltd. (Cayman Islands),
Series 2004-2A, Class A2A, 144A
0.606%(c)	11/15/16	Aaa		948	919,226
Canada Capital Auto Receivables Asset Trust (Canada),
Series 2011-1A, Class A2, 144A
2.632%	08/17/14	Aaa	CAD	1,400	1,377,061

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Citibank Omni Master Trust,
Series 2009-A8, Class A8, 144A
2.329%(c)	05/16/16	Aaa		$2,800	$2,823,831
Series 2009-A14A, Class A14, 144A
2.979%(c)	08/15/18	Aaa		3,000	3,138,850
Countrywide Asset-Backed Certificates,
Series 2006-4, Class 2A2
0.366%(c)	07/25/36	B2		437	353,107
Eurocredit BV CDO (Netherlands),
Series IV-X, Class A1
1.678%(c)	02/22/20	Aaa	EUR	303	377,362
Eurocredit CDO I Ltd. (Netherlands),
Sr. Unsec’d. Notes
2.277%(c)	09/03/12	Aaa	EUR	174	230,067
First CLO Ltd.,
Series 2004-2X1, Class A2
0.620%(c)	12/14/16	Aa2		112	108,109
Ford Auto Securitization Trust (Canada),
Series 2009-R1A, Class A2, 144A
4.817%(c)	10/15/12	AAA(d)	CAD	62	59,251
Ford Credit Auto Owner Trust,
Series 2009-A, Class A3B
2.729%(c)	05/15/13	Aaa		205	206,011
Galaxy CLO Ltd. (Cayman Islands),
Series 2007-8A, Class A, 144A
0.493%(c)	04/25/19	Aa1		789	738,426
Globaldrive (Netherlands),
Series 2011-AA, Class A
2.960%(c)	04/20/19	Aaa	EUR	1,025	1,363,097
Gulf Stream Compass CLO Ltd. (Cayman Islands),
Series 2003-1A, Class A, 144A
0.785%(c)	08/27/15	Aaa		403	393,070
Harvest CLO SA (Luxembourg),
Series IX, Class A1
2.003%(c)	03/29/17	Aa1	EUR	191	244,634
Hillmark Funding (Cayman Islands),
Series 2006-1A, Class A1, 144A
0.548%(c)	05/21/21	Aaa		800	737,221
Illinois Student Assistance Commission,
Series 2010-1, Class A1
0.754%(c)	04/25/17	AAA(d)		190	189,840
Jubilee CDO BV (Netherlands),
Series IV-X, Class A
2.016%(c)	10/15/19	Aa1	EUR	1,078	1,388,783
Katonah Ltd. (Cayman Islands),
Series 4A, Class A, 144A
0.797%(c)	02/20/15	Aaa		215	211,384
Series 6A, Class A1A, 144A
0.567%(c)	09/20/16	Aaa		496	486,837
Landmark CDO Ltd.,
Series 2005-1A, Class A1L, 144A
0.554%(c)	06/01/17	Aaa		1,526	1,469,951
LCM LP (Cayman Islands),
Series 5A, Class A1, 144A
0.477%(c)	03/21/19	Aaa		500	467,653
MAGI Funding PLC (Ireland),
Series I-A, Class A
1.835%	04/11/21	Aaa	EUR	929	1,152,164

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Magnolia Funding Ltd.,
Series 2010-1A, Class A1, 144A
3.000%	04/20/17	NR	EUR	274	$365,935
MBNA Credit Card Master Note Trust,
Series 2002-A2, Class A
5.600%	07/17/14	Aaa	EUR	600	812,659
Nelnet Student Loan Trust,
Series 2008-4, Class A2
0.974%(c)	07/25/18	Aaa		79	78,963
North Carolina State Education Assistance Authority,
Series 2011-2, Class A1
0.785%(c)	10/26/20	AAA(d)		500	498,960
Pacifica CDO Ltd. (Cayman Islands),
Series 2004-3A, Class A1, 144A
0.640%(c)	05/13/16	Aaa		494	482,342
Series 2004-4X, Class A1L
0.663%(c)	02/15/17	Aaa		466	453,026
Penta CLO SA (Luxembourg),
Series 2007-1X, Class A1
1.934%	06/04/24	Aaa	EUR	581	694,298
Plymouth Rock CLO Ltd., Inc.,
Series 2010-1A, Class A, 144A
1.761%(c)	02/16/19	AAA(d)		444	438,582
Sagamore CLO Ltd. (Cayman Islands),
Series 2003-1A, Class A2, 144A
0.818%(c)	10/15/15	Aaa		360	352,227
SLM Student Loan Trust,
Series 2004-5X, Class A5
1.429%(c)	10/25/23	Aaa	EUR	200	244,704
Series 2009-B, Class A1, 144A
6.229%(c)	07/15/42	AAA(d)		3,739	3,504,379
Series 2009-C, Class A, 144A
4.500%(c)	11/16/43	AAA(d)		563	538,603
Series 2009-CT, Class 1A, 144A
2.350%(c)	04/15/39	Aaa		370	373,433
Series 2010-C, Class A1, 144A
1.879%(c)	12/15/17	Aaa		131	131,822
South Carolina Student Loan Corp.,
Series 2010-1, Class A1
0.724%(c)	01/25/21	AAA(d)		1,077	1,070,480
Symphony CLO Ltd.,
Series 2007-3A, Class A1A, 144A
0.501%(c)	05/15/19	Aaa		500	469,180
Wood Street CLO BV (Netherlands),
Series II-A, Class A1
1.763%(c)	03/29/21	Aa1	EUR	214	270,487

TOTAL ASSET-BACKED SECURITIES (cost $30,846,295)					30,140,179

BANK LOANS(c) — 0.1%
Cable Television
Charter Communications, Term Loan C
3.620%	09/06/16	Ba1		990	955,277

Financial Services — 0.1%
Desarrolladora Homex SA, Term Loan
3.245%	04/28/12(g)	NR		600	598,936
RBI Desarrollos, Term Loan
3.309%	12/13/11(g)	NR		900	885,793

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Financial Services (cont’d.)
Springleaf Financial Corp., Term Loan
5.500%	05/28/17	B2	$1,000	$872,500

				2,357,229

Oil & Gas
Petroleum Export, Term Loan B
3.247%	12/07/12	NR	445	442,179
Petroleum Export III Ltd., Term Loan
3.810%	04/08/13	NR	1,220	1,212,292

				1,654,471

Sovereign Issues
Republic of Indonesia, Term Loan F1
1.250%	12/14/19	BB+(d)	245	231,947

TOTAL BANK LOANS (cost $5,336,428)				5,198,924

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
Banc of America Commercial Mortgage, Inc.,
Series 2007-3, Class A4
5.802%(c)	06/10/49	Aa3	100	105,163
Series 2007-4, Class A4
5.930%(c)	02/10/51	A+(d)	100	105,223
Banc of America Large Loan, Inc.,
Series 2009-UB1, Class A4A, 144A
5.692%(c)	06/24/50	NR	250	271,046
Commercial Mortgage Pass-Through Certificates,
Series 2010-C1, Class A1, 144A
3.156%	07/10/46	Aaa	1,179	1,189,131
Credit Suisse Mortgage Capital Certificates,
Series 2006-TF2A, Class SVA1, 144A
0.417%(c)	10/15/21	Aaa	497	466,992
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40	Aaa	100	107,813
Series 2010-RR4, Class 2A, 144A
5.467%(c)	09/18/39	Aaa	1,000	1,092,033
Series 2010-UD1, Class A, 144A
5.947%(c)	12/18/49	Aaa	1,100	1,225,642
Fannie Mae REMICS,
Series 2010-M7, Class FA
0.786%(c)	11/25/20	Aaa	1,194	1,189,721
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class A5
5.224%(c)	04/10/37	Aaa	800	849,293
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A2, 144A
1.317%(c)	03/06/20	Aaa	250	248,290
Series 2010-C1, Class A2, 144A
4.592%	08/10/43	Aaa	1,800	1,865,385
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2010-C2, Class A3, 144A
4.070%	11/15/43	AAA(d)	1,200	1,196,622
Lehman Brothers Floating Rate Commercial Mortgage Trust,
Series 2007-LLFA, Class A1, 144A
0.487%(c)	06/15/22	Aaa	665	649,705
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1, 144A
0.764%(c)	07/09/21	Aaa	400	385,042

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I,
Series 2007-XLFA, Class A1, 144A
0.247%(c)	10/15/20	Aaa	$81	$77,825
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A
6.213%(c)	12/16/49	Aaa	100	110,436
Vornado DP LLC,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28	AAA(d)	600	602,170
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C14, Class A4
5.088%(c)	08/15/41	Aaa	1,100	1,167,197
Series 2006-WL7A, Class A1, 144A
0.277%(c)	09/15/21	Aaa	410	395,508
Series 2007-C32, Class A2
5.927%(c)	06/15/49	Aaa	974	983,051

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $14,115,261)				14,283,288

CONVERTIBLE BONDS — 1.6%
Aerospace & Defense
Textron, Inc.,
Sr. Unsec’d. Notes
4.500%	05/01/13	Baa3	875	1,315,781

Agriculture — 0.1%
Alliance One International, Inc.,
Sr. Sub. Notes
5.500%	07/15/14	Caa1	850	687,438
Vector Group Ltd.,
Sr. Unsec’d. Notes
3.750%(c)	11/15/14	NR	1,000	1,316,250

				2,003,688

Auto Parts & Equipment — 0.1%
Titan International, Inc.,
Gtd. Notes, 144A
5.625%	01/15/17	B+(d)	1,025	1,793,750
TRW Automotive, Inc.,
Gtd. Notes
3.500%	12/01/15	BB-(d)	450	609,160

				2,402,910

Automobile Manufacturers
Navistar International Corp.,
Sr. Sub. Notes
3.000%	10/15/14	B(d)	1,500	1,488,750

Beverages
Central European Distribution Corp.,
Sr. Unsec’d. Notes
3.000%	03/15/13	CCC+(d)	195	133,575

Biotechnology
Enzon Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
4.000%	06/01/13	NR	450	462,938

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Biotechnology (cont’d.)
PDL BioPharma, Inc.,
Sr. Unsec’d. Notes, 144A
2.875%	02/15/15	NR	$475	$476,112

				939,050

Building Products
Cemex SAB de CV (Mexico),
Sub. Notes, 144A
3.250%	03/15/16	NR	100	46,750

Capital Markets
Ares Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	06/01/16	BBB(d)	100	93,025

Chemicals
ShengdaTech, Inc.,
Sr. Notes, 144A
6.500%	12/15/15(g)	NR	100	9,000

Commercial Services & Supplies — 0.1%
Avis Budget Group, Inc.,
Sr. Notes
3.500%	10/01/14	NR	1,150	1,111,188
CBIZ, Inc.,
Sr. Sub. Notes, 144A
4.875%	10/01/15	NR	250	284,000
Coinstar, Inc.,
Sr. Unsec’d. Notes
4.000%	09/01/14	BB-(d)	1,000	1,248,750

				2,643,938

Communications Equipment
Ciena Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	03/15/15	NR	2,025	1,941,469

Computer Services & Software
Take-Two Interactive Software, Inc.,
Sr. Notes
4.375%	06/01/14	NR	850	1,153,875

Construction & Engineering
Trex Co., Inc.,
Sr. Sub. Notes
6.000%	07/01/12	NR	800	808,000

Diversified Consumer Services
Regis Corp.,
Sr. Unsec’d. Notes
5.000%	07/15/14	NR	1,000	1,161,250

Diversified Financial Services — 0.1%
BGC Partners, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	07/15/16	BBB-(d)	600	549,277
MF Global Holdings Ltd.,
Sr. Unsec’d. Notes
3.375%	08/01/18	Baa2	375	293,438
National Financial Partners Corp.,
Sr. Notes
4.000%	06/15/17	NR	775	828,281

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Diversified Financial Services (cont’d.)
Penson Worldwide, Inc.,
Sr. Unsec’d. Notes, 144A
8.000%	06/01/14	NR	$1,140	$316,350

				1,987,346

Energy – Alternate Sources
LDK Solar Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes
4.750%	04/15/13	NR	175	112,219

Energy Equipment & Services
Exterran Holdings, Inc.,
Sr. Unsec’d. Notes
4.250%	06/15/14	BB(d)	500	453,750

Entertainment & Leisure
SouthPeak Interactive Corp.,
24.000%	03/15/12(g)	NR	500	458,614

Food Products
Chiquita Brands International, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/16	B-(d)	500	445,000
Nash Finch Co.,
Sr. Sub. Notes
1.631%	03/15/35	B3	875	380,625

				825,625

Healthcare Equipment & Supplies
China Medical Technologies, Inc. (Cayman Islands),
Sr. Unsec’d. Notes, 144A
6.250%	12/15/16	B+(d)	450	268,875
Kinetic Concepts, Inc.,
Gtd. Notes, 144A
3.250%	04/15/15	BB-(d)	1,215	1,708,594

				1,977,469

Healthcare Providers & Services
Omnicare, Inc.,
Gtd. Notes
3.750%	12/15/25	Ba3	250	279,688

Hotels, Restaurants & Leisure
Gaylord Entertainment Co.,
Gtd. Notes, 144A
3.750%	10/01/14	NR	250	253,125
MGM Resorts International,
Gtd. Notes
4.250%	04/15/15	Caa1	1,000	878,750

				1,131,875

Household Durables — 0.1%
D.R. Horton, Inc.,
Gtd. Notes
2.000%	05/15/14	Ba3	1,150	1,158,625
Lennar Corp.,
Sr. Notes, 144A
2.750%	12/15/20	B3	3,250	3,026,562

				4,185,187

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Insurance — 0.1%
American Equity Investment Life Holding Co.,
Sr. Unsec’d. Notes, 144A
3.500%	09/15/15	NR	$550	$527,312
5.250%	12/06/29	NR	340	382,075
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
7.000%	12/30/16	B2	364	444,444
7.000%	12/30/16	NR	846	1,037,407
MGIC Investment Corp.,
Sr. Unsec’d. Notes
5.000%	05/01/17	CCC+(d)	1,000	560,000
Radian Group, Inc.,
Sr. Unsec’d. Notes
3.000%	11/15/17	CCC+(d)	400	197,000
Stewart Information Services Corp.,
Gtd. Notes
6.000%	10/15/14	NR	625	594,750

				3,742,988

Internet & Catalog Retail — 0.1%
priceline.com, Inc.,
Sr. Unsec’d. Notes, 144A
1.250%	03/15/15	BBB-(d)	1,625	2,622,344

Internet Software & Services — 0.1%
Digital River, Inc.,
Sr. Unsec’d. Notes, 144A
2.000%	11/01/30	NR	300	255,375
Equinix, Inc.,
Sub. Notes
4.750%	06/15/16	B(d)	1,300	1,667,250
VeriSign, Inc.,
Jr. Sub. Notes
3.250%	08/15/37	NR	1,475	1,506,344

				3,428,969

Investment Companies
Kohlberg Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.750%	03/15/16	NR	375	352,500

IT Services — 0.1%
Alliance Data Systems Corp.,
Sr. Unsec’d. Notes
1.750%	08/01/13	NR	500	632,500
4.750%	05/15/14	NR	1,500	3,067,500
Convergys Corp.,
Debs.
5.750%	09/15/29	BB-(d)	950	1,094,875

				4,794,875

Leisure Equipment & Products
Eastman Kodak Co.,
Sr. Unsec’d. Notes
7.000%	04/01/17	NR	500	127,500

Machinery
Chart Industries, Inc.,
Sr. Sub. Notes
2.000%	08/01/18	B+(d)	175	162,750

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Machinery (cont’d.)
Meritor, Inc.,
Gtd. Notes
4.625%	03/01/26	CCC+(d)	$500	$381,875
Terex Corp.,
Sr. Sub. Notes
4.000%	06/01/15	Caa1	1,000	978,750

				1,523,375

Manufacturing
General Cable Corp.,
Sub. Notes
4.500%	11/15/29	B2	425	382,500

Marine
Genco Shipping & Trading Ltd. (Marshall Islands),
Sr. Unsec’d. Notes
5.000%	08/15/15	NR	300	216,000

Media — 0.1%
Virgin Media, Inc.,
Sr. Unsec’d. Notes
6.500%	11/15/16	B+(d)	1,000	1,500,000
XM Satellite Radio, Inc.,
Sr. Sub. Notes, 144A
7.000%	12/01/14	BB-(d)	2,150	2,504,750

				4,004,750

Metals & Mining — 0.2%
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/14	BBB-(d)	2,825	3,411,188
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
5.000%	05/15/14	Baa3	1,000	1,048,750
Jaguar Mining, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
5.500%	03/31/16	NR	500	451,875
Northgate Minerals Corp. (Canada),
Sr. Unsec’d. Notes
3.500%	10/01/16	NR	625	691,406
RTI International Metals, Inc.,
Gtd. Notes
3.000%	12/01/15	NR	1,175	1,169,125
Sterlite Industries India Ltd. (India),
Sr. Unsec’d. Notes
4.000%	10/30/14	NR	1,000	841,250

				7,613,594

Oil, Gas & Consumable Fuels — 0.1%
Global Industries Ltd.,
Sr. Unsec’d. Notes
2.750%	08/01/27	NR	1,295	1,265,862
Goodrich Petroleum Corp.,
Sr. Unsec’d. Notes
3.250%	12/01/26	NR	325	326,625
Green Plains Renewable Energy, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	11/01/15	NR	525	492,844
Petrobakken Energy Ltd. (Canada),
Sr. Unsec’d. Notes
3.125%	02/08/16	NR	800	640,000

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Petrominerales Ltd. (Canada),
Sr. Unsec’d. Notes
2.625%	08/25/16	NR	$300	$276,750
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
2.875%	01/15/38	BB+(d)	1,000	1,196,250
Polarcus Ltd. (Cayman Islands),
Sr. Sec’d. Notes
2.875%	04/27/16	NR	100	77,150
Western Refining, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/14	CCC+(d)	1,475	2,007,844

				6,283,325

Paper & Forest Products
Sino-Forest Corp. (Canada),
Gtd. Notes, 144A
4.250%	12/15/16(g)	NR	150	36,375

Pharmaceuticals
Cephalon, Inc.,
Sr. Sub. Notes
2.500%	05/01/14	NR	1,200	1,483,500
MannKind Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/15	NR	380	290,810

				1,774,310

Professional Services
FTI Consulting, Inc.,
Gtd. Notes
3.750%	07/15/12	B1	136	167,110

Real Estate
Avatar Holdings, Inc.,
Sr. Unsec’d. Notes
7.500%	02/15/16	NR	600	570,750
Prologis LP,
Gtd. Notes
3.250%	03/15/15	BBB-(d)	125	123,594

				694,344

Real Estate Investment Trusts — 0.2%
BioMed Realty LP,
Gtd. Notes, 144A
3.750%	01/15/30	NR	1,125	1,237,500
Boston Properties LP,
Sr. Unsec’d. Notes
3.750%	05/15/36	A-(d)	807	878,621
Developers Diversified Realty Corp.,
Sr. Unsec’d. Notes
1.750%	11/15/40	NR	1,425	1,309,219
Host Hotels & Resorts LP,
Gtd. Notes, 144A
2.500%	10/15/29	BB+(d)	1,556	1,624,075
Kilroy Realty LP,
Gtd. Notes, 144A
4.250%	11/15/14	NR	1,075	1,156,969
Lexington Realty Trust,
Gtd. Notes, 144A
6.000%	01/15/30	NR	500	567,500

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Real Estate Investment Trusts (cont’d.)
NorthStar Realty Finance LP,
Gtd. Notes, 144A
7.500%	03/15/31	NR	$300	$247,800
SL Green Operating Partnership LP,
Gtd. Notes, 144A
3.000%	10/15/17	NR	1,050	1,018,695

				8,040,379

Retail & Merchandising
Liz Claiborne, Inc.,
Sr. Notes, 144A
6.000%	06/15/14	CCC(d)	775	1,229,344
Saks, Inc.,
Notes, 144A
7.500%	12/01/13	NR	200	352,000

				1,581,344

Road & Rail
Hertz Global Holdings, Inc.,
Sr. Unsec’d. Notes
5.250%	06/01/14	B-(d)	1,000	1,302,500

Semiconductors & Semiconductor Equipment
Rambus, Inc.,
Sr. Unsec’d. Notes
5.000%	06/15/14	NR	750	825,938
Xilinx, Inc.,
Jr. Sub. Notes
3.125%	03/15/37	BB+(d)	400	400,000

				1,225,938

Specialty Retail — 0.1%
Sonic Automotive, Inc.,
Sr. Unsec’d. Notes
5.000%	10/01/29	B+(d)	3,330	3,667,162

Telecommunications
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
6.500%	10/01/16	CCC(d)	675	958,500
15.000%	01/15/13	CCC(d)	625	796,094

				1,754,594

Thrifts & Mortgage Finance
China Linen,
Notes
7.500%	11/02/12(g)	NR	200	194,783

Trading Companies & Distributors
Kaman Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	11/15/17	NR	750	808,290
United Rentals, Inc.,
Sr. Unsec’d. Notes
4.000%	11/15/15	NR	700	1,176,875

				1,985,165

Transportation
Ultrapetrol Bahamas Ltd. (Bahamas),
Sr. Notes, 144A
7.250%	01/15/17	NR	100	83,750

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Wireless Telecommunication Services
NII Holdings, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/12	B-(d)		$250	$251,875
Powerwave Technologies, Inc.,
Sr. Sub. Notes, 144A
2.750%	07/15/41(g)	NR		500	437,700

					689,575

TOTAL CONVERTIBLE BONDS (cost $96,000,039)					85,842,883

CORPORATE BONDS — 5.3%
Agriculture
Vector Group Ltd.,
Gtd. Notes
11.000%	08/15/15	B1		175	175,984

Airlines
American Airlines Equipment Trust 1990,
Equipment Trust
11.000%	05/07/14	Caa1		195	183,178
Continental Airlines UAL,
6.860%	04/22/14	NR		543	543,768

					726,946

Auto Components
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
10.500%	05/15/16	B1		699	756,668

Auto Manufacturers
Hyundai Motor Manufacturing Czech SRO (Czech Republic),
Sr. Unsec’d. Notes
4.500%	04/15/15	Baa2		400	409,185

Building & Construction — 0.1%
BAA Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes
3.975%	02/15/12	A-(d)	EUR	900	1,211,149
Corp. GEO SAB de CV (Mexico),
Gtd. Notes
8.875%	09/25/14(g)	Ba3		500	500,000
Gtd. Notes, 144A
8.875%	09/25/14	Ba3		200	200,000
9.250%	06/30/20	Ba3		200	178,000
Desarrolladora Homex SAB de CV (Mexico),
Gtd. Notes, 144A
9.500%	12/11/19	Ba3		775	724,430
Hanson Australia Funding Ltd. (Australia),
Gtd. Notes
5.250%	03/15/13	Ba2		600	606,000
Urbi Desarrollos Urbanos SAB de CV (Mexico),
Gtd. Notes
8.500%	04/19/16	Ba3		200	200,000

					3,619,579

Building Products
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.369%(c)	09/30/15	B(d)		300	195,003
9.000%	01/11/18	B(d)		350	237,125

					432,128

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Chemicals
Braskem Finance Ltd. (Cayman Islands),
Gtd. Notes
7.000%	05/07/20(g)	Baa3		$200	$203,000
Gtd. Notes, 144A
5.750%	04/15/21	Baa3		450	410,670
7.000%	05/07/20	Baa3		300	304,500

					918,170

Commercial Banks — 0.6%
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.500%	01/22/15	Baa1		2,500	2,553,000
4.500%	01/20/16	Baa2	EUR	800	1,039,107
6.000%	01/22/20	Baa1		300	323,083
Banco Santander Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.250%	01/14/16	Baa1		600	561,720
Banco Santander Brazil SA (Brazil),
Sr. Unsec’d. Notes, 144A
2.450%(c)	03/18/14	BBB-(d)		800	773,798
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.750%	09/22/15	Aa3		500	497,845
Banco Votorantim SA (Brazil),
Sr. Unsec’d. Notes, 144A
5.250%	02/11/16	Baa1		400	393,810
Bank of Montreal (Canada),
Covered Bonds, 144A
2.850%	06/09/15	Aaa		1,000	1,055,419
Banque Centrale de Tunisie SA (Tunisia),
Sr. Unsec’d. Notes
3.280%	08/09/27	BBB-(d)	JPY	100,000	950,701
7.375%	04/25/12	Baa2		1,250	1,284,275
BBVA Bancomer SA (Mexico),
Jr. Sub. Notes, 144A
7.250%	04/22/20	A3		275	268,125
4.500%	03/10/16	A1		350	325,500
6.500%	03/10/21	A2		1,125	1,037,812
Credit Suisse (Switzerland),
Sr. Unsec’d. Notes
1.241%(c)	01/14/14	Aa1		1,700	1,667,982
ICICI Bank Ltd. (India),
Sr. Unsec’d. Notes
5.750%	11/16/20	Baa2		250	235,158
Bonds, 144A
2.058%(c)	02/24/14	Baa2		400	391,498
4.750%	11/25/16	Baa2		1,000	956,066
5.750%	11/16/20	Baa2		425	399,769
Intesa Sanpaolo SpA (Italy),
Notes, 144A
2.708%(c)	02/24/14	Aa3		1,100	990,554
6.500%	02/24/21	Aa3		600	533,040
Korea Exchange Bank (South Korea),
Sr. Unsec’d. Notes
4.875%	01/14/16	A2		300	308,334
Kreditanstalt Fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes, MTN
6.000%	08/20/20	Aaa	AUD	2,400	2,445,567

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Banks (cont’d.)
Russian Agricultural Bank OJSC Via RSHB Capital SA (Luxembourg),
Sr. Sec’d. Notes
7.175%	05/16/13	Baa1		$2,000	$2,040,000
Sr. Sec’d. Notes, 144A
6.299%	05/15/17	Baa1		2,500	2,462,500
Sberbank of Russia Via SB Capital SA (Luxembourg),
Sr. Unsec’d. Notes
5.400%	03/24/17	A3		800	766,000
5.499%	07/07/15	A3		2,800	2,758,000
Shinhan Bank (South Korea),
Sr. Unsec’d. Notes
4.375%	09/15/15(g)	A1		300	302,140
Turkiye Garanti Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
2.751%(c)	04/20/16	Ba1		1,300	1,170,000
UBS AG (Switzerland),
Sr. Unsec’d. Notes
2.250%	08/12/13	Aa3		1,100	1,080,277
Vnesheconombank Via Veb Finance PLC (Ireland),
Unsec’d. Notes
6.902%	07/09/20	BBB(d)		200	196,000
VTB Bank Via VTB Capital SA (Luxembourg),
Sr. Unsec’d. Notes
6.609%	10/31/12	Baa1		2,000	2,020,000

					31,787,080

Commercial Services & Supplies
Speedy Cash, Inc.,
Sr. Sec’d. Notes, 144A
10.750%	05/15/18	B3		1,125	1,133,438

Containers & Packaging
US Corrugated, Inc.,
Sr. Sec’d. Notes
10.000%	06/01/13	B3		650	652,034

Distribution/Wholesale
Baker & Taylor, Inc.,
Sec’d. Notes, 144A
11.500%	07/01/13	B3		375	283,125

Diversified Financial Services — 0.9%
AK Transneft OJSC Via TransCapitalInvest Ltd. (Ireland),
Gtd. Notes
8.700%	08/07/18	Baa1		2,800	3,241,000
6.103%	06/27/12	Baa1		1,600	1,635,792
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
0.306%(c)	02/24/12	A2		200	199,669
AngloGold Ashanti Holdings PLC (United Kingdom),
Gtd. Notes
6.500%	04/15/40	Baa3		100	94,993
Axiata SPV1 Labuan Ltd. (Malaysia),
Gtd. Notes
5.375%	04/28/20	Baa2		700	731,654
BA Covered Bond Issuer,
Covered Bonds, MTN
4.125%	04/05/12	Aa2	EUR	1,200	1,617,851
Bank of America Corp.,
Sub. Notes, MTN
4.000%(c)	03/28/18	A3	EUR	600	546,254

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
BM&FBovespa SA (Brazil),
Sr. Unsec’d. Notes, 144A
5.500%	07/16/20	Baa1		$150	$147,562
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
12.250%	02/15/15	B3		750	780,000
Credit Agricole Home Loan SFH (France),
Covered Bonds, 144A
1.002%(c)	07/21/14	Aaa		1,400	1,371,995
DanFin Funding Ltd. (Ireland),
Gov’t. Liquid Gtd. Notes, 144A
0.950%(c)	07/16/13	Aaa		400	399,850
Fibria Overseas Finance Ltd. (Cayman Islands),
Gtd. Notes, 144A
7.500%	05/04/20	Ba1		400	376,000
Gazprom OAO Via White Nights Finance BV (Netherlands),
Sec’d. Notes
10.500%	03/08/14	Baa1		2,000	2,233,100
German Postal Pensions Securitisation PLC (Ireland),
Gtd. Notes
3.375%	01/18/16	Aaa	EUR	800	1,125,387
Hyundai Capital Services, Inc. (South Korea),
Sr. Unsec’d. Notes
6.000%	05/05/15	Baa2		300	323,243
Sr. Unsec’d. Notes, 144A
4.375%	07/27/16	Baa2		1,250	1,264,915
Intergas Finance BV (Netherlands),
Gtd. Notes
6.875%	11/04/11	Baa3		105	104,874
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	05/01/13	B1		700	675,500
6.375%	03/25/13	B1		1,700	1,653,250
5.625%	09/20/13	B1		500	480,000
Sr. Sec’d. Notes, 144A
6.500%	09/01/14	Ba3		400	400,000
6.750%	09/01/16	Ba3		400	401,000
7.125%	09/01/18	Ba3		100	100,375
IPIC GMTN Ltd. (Cayman Islands),
Gtd. Notes
5.000%	11/15/20	Aa3		900	922,500
Gtd. Notes, 144A
3.125%	11/15/15	Aa3		250	252,500
5.000%	11/15/20	Aa3		900	922,500
Jack Cooper Holdings Corp.,
Sr. Sec’d. Notes, 144A
12.750%	12/15/15	NR		825	833,250
Jasper Explorer Ltd. (Cyprus),
Sr. Sec’d. Notes
13.500%	05/27/16	NR		700	615,634
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes, MTN
0.997%(c)	05/02/14	Aa3		700	686,086
7.900%(c)	04/29/49	Baa1		800	824,008
6.300%	04/23/19	Aa3		400	452,532
Kazakhstan Temir Zholy Finance BV (Netherlands),
Gtd. Notes, 144A
6.375%	10/06/20	Baa3		600	589,500

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Landry’s Holdings, Inc.,
Sr. Sec’d. Notes, 144A
11.500%	06/01/14	Caa1		$205	$189,625
LeasePlan Corp. NV (Netherlands),
Gov’t. Liquid Gtd. Notes, 144A
3.000%	05/07/12	Aaa		300	304,124
Macquarie Bank Ltd. (Australia),
Gov’t. Liquid Gtd. Notes
4.100%	12/17/13(g)	Aaa		2,300	2,465,411
Gov’t. Liquid Gtd. Notes, 144A
2.600%	01/20/12	Aaa		200	201,233
Majapahit Holding BV (Netherlands),
Gtd. Notes
8.000%	08/07/19	Ba1		2,000	2,240,000
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
2.276%(c)	09/27/12	A2	EUR	400	518,779
6.050%	08/15/12	Baa1		1,600	1,614,688
1.052%(c)	02/21/12	A2	GBP	100	153,939
1.872%(c)	01/31/14	A2	EUR	2,400	2,842,193
1.561%(c)	10/31/11	A2	EUR	100	133,743
2.019%(c)	09/14/18	A3	EUR	600	488,891
Morgan Stanley,
Sr. Unsec’d. Notes
1.233%(c)	04/29/13	A2		100	94,493
1.730%(c)	11/29/13	A2	EUR	1,900	2,323,152
1.870%(c)	03/01/13	A2	EUR	600	759,630
2.026%(c)	01/16/17	A2	EUR	100	106,432
2.786%(c)	05/14/13	A2		400	386,789
Odebrecht Drilling Norbe VIII/IX Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
6.350%	06/30/21	Baa3		1,600	1,584,000
QNB Finance Ltd. (Cayman Islands),
Bank Gtd. Notes
3.125%	11/16/15	Aa3		300	300,000
RZD Capital Ltd. (Ireland),
Sr. Sec’d. Notes, MTN
5.739%	04/03/17	Baa1		4,100	4,078,352
TMX Finance LLC/TitleMax Finance Corp.,
Sr. Sec’d. Notes
13.250%	07/15/15	B2		700	752,500
Sr. Sec’d. Notes, 144A
13.250%	07/15/15	B2		175	188,125
Vnesheconombank Via VEB Finance Ltd. (Ireland),
Sr. Unsec’d. Notes, 144A
6.800%	11/22/25	Baa1		500	470,000
Waha Aerospace BV (Netherlands),
Local Gov’t. Gtd. Notes
3.925%	07/28/20	Aa2		1,170	1,202,175
Local Gov’t. Gtd. Notes, 144A
3.925%	07/28/20	Aa2		630	647,325

					50,048,373

Diversified Operations
Noble Group Ltd. (Bermuda),
Sr. Unsec’d. Notes
6.750%	01/29/20	Baa3		950	836,000
Sr. Unsec’d. Notes, 144A
6.750%	01/29/20	Baa3		400	352,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Operations (cont’d.)

				$1,188,000

Electric — 0.2%
AES Andres Dominicana Ltd./Itabo Dominicana Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
9.500%	11/12/20	B-(d)	$1,900	1,881,000
Centrais Eletricas Brasileiras SA (Brazil),
Sr. Unsec’d. Notes
6.875%	07/30/19	BBB-(d)	400	448,000
Sr. Unsec’d. Notes, 144A
6.875%	07/30/19	BBB-(d)	1,200	1,344,000
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	05/26/21	Baa1	1,000	1,005,000
E.Cl SA (Chile),
Sr. Unsec’d. Notes, 144A
5.625%	01/15/21	BBB-(d)	400	411,695
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A
7.250%	01/15/19	Baa2	500	531,923
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes
6.250%	06/17/14	A1	600	647,684
Listrindo Capital BV (Netherlands),
Gtd. Notes
9.250%	01/29/15	Ba2	100	98,148
Majapahit Holding BV (Netherlands),
Gtd. Notes
7.250%	10/17/11	Ba1	900	900,000
7.250%	06/28/17	Ba1	100	107,777
7.750%	10/17/16	Ba1	100	111,000
Gtd. Notes, 144A
7.250%	06/28/17	Ba1	1,000	1,080,000
7.750%	10/17/16	Ba1	100	111,000
7.750%	01/20/20	Ba1	200	221,200
Puget Energy, Inc.,
Sr. Sec’d. Notes
6.500%	12/15/20	Ba1	600	611,982

				9,510,409

Electric Utilities
Enersis SA (Cayman Islands),
Sr. Unsec’d. Notes
7.375%	01/15/14	Baa2	550	599,334

Electronic Components & Equipment
NXP BV/NXP Funding LLC (Netherlands),
Sr. Sec’d. Notes
4.077%(c)	10/15/13	B3	EUR 542	693,148

Energy – Alternate Sources
Greenhouse Holdings, Inc.,
Notes
12.000%	05/01/12(g)	NR	63	52,843

Entertainment & Leisure
Pegasus Solutions, Inc.,
Sr. Sec’d. Notes, 144A, PIK
13.000%	04/15/14	NR	369	348,801

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Entertainment & Leisure (cont’d.)
Wallace Theater Holdings, Inc.,
Sr. Sec’d. Notes, 144A
12.500%(c)	06/15/13	CCC(d)		$400	$391,000

					739,801

Financial – Bank & Trust — 1.2%
Abbey National Treasury Services PLC (United Kingdom),
Covered Bonds
3.125%	06/30/14	Aaa	EUR	3,100	4,182,909
3.625%	10/05/17	Aaa	EUR	800	1,062,847
Achmea Hypotheekbank NV (Netherlands),
Gov’t. Liquid Gtd. Notes, 144A
3.200%	11/03/14	Aaa		400	422,879
Ally Credit Canada Ltd. (Canada),
Gtd. Notes, MTN
6.000%	05/23/12	B1	EUR	900	1,196,330
Ally Financial, Inc.,
Gtd. Notes
3.751%(c)	06/20/14	B1		1,100	1,004,032
6.000%	12/15/11	B1		110	110,412
6.875%	08/28/12	B1		1,300	1,324,375
Banco del Estado de Chile (Chile),
Sr. Unsec’d. Notes, 144A
4.125%	10/07/20	Aa3		600	599,451
Bank of Scotland PLC (United Kingdom),
Covered Bonds, MTN
4.375%	07/13/16	Aaa	EUR	100	140,596
BNP Paribas Home Loan Covered Bonds SA (France),
Covered Bonds, 144A
2.200%	11/02/15	Aaa		2,000	1,942,946
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.375%	10/04/13	Aa3		1,500	1,432,476
Cemex Finance LLC,
Sr. Sec’d. Notes, 144A
9.500%	12/14/16	B(d)		200	145,918
Cie de Financement Foncier (France),
Covered Bonds, 144A
1.625%	07/23/12	Aaa		1,600	1,603,525
2.125%	04/22/13	Aaa		1,600	1,602,824
2.500%	09/16/15	Aaa		900	888,695
Citigroup, Inc.,
Sr. Sub. Notes
0.607%(c)	06/09/16	Baa1		700	582,786
5.250%	02/27/12	A3		300	304,229
5.500%	10/15/14	A3		400	415,580
1.624%(c)	02/09/16	A3	EUR	200	234,987
6.400%	03/27/13	A3	EUR	100	137,232
7.375%	06/16/14	A3	EUR	2,200	3,117,657
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Jr. Sub. Notes, 144A
11.000%(c)	12/29/49	A2		400	481,000
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
0.731%(c)	03/05/13	Aa1		300	299,212
0.733%(c)	04/29/14	Aa1		1,500	1,412,662
2.000%	03/05/13	Aa1		1,000	990,494
2.750%	01/10/14	Aa1		4,700	4,670,099
2.750%	04/29/14	Aa1		2,800	2,757,160

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Financial – Bank & Trust (cont’d.)
DnB NOR Boligkreditt (Norway),
Covered Bonds, MTN
2.375%	07/20/15	Aaa	EUR	100	$134,355
Covered Bonds, 144A
2.100%	10/14/15	Aaa		$1,200	1,214,446
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
1.300%(c)	03/13/12	A1		800	799,809
5.125%	06/29/20	A1		500	506,919
HBOS Capital Funding LP (United Kingdom),
Ltd. Gtd. Notes
6.461%(c)	11/29/49	BB(d)	GBP	100	88,106
HBOS Euro Finance LP (United Kingdom),
Ltd. Gtd. Notes
7.627%(c)	12/29/49	Ba2	EUR	300	285,366
HSBC Finance Corp.,
Sr. Unsec’d. Notes
0.625%(c)	07/19/12	A3		500	495,532
ING Bank Australia Ltd. (Australia),
Gov’t. Liquid Gtd. Notes
5.668%(c)	06/24/14	AAA(d)	AUD	1,200	1,173,791
ING Bank NV (Netherlands),
Covered Bonds, 144A
2.500%	01/14/16	Aaa		1,100	1,115,435
1.169%(c)	03/30/12	Aa3		1,300	1,298,387
Investec Bank Australia Ltd. (Australia),
Gov’t. Liquid Gtd. Notes
5.000%	02/27/14	Aaa	AUD	700	685,750
Lloyds TSB Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
2.603%(c)	01/24/14	Aa3		1,000	973,425
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49	Ba1		200	183,442
National Australia Bank Ltd. (Australia),
Gov’t. Liquid Gtd. Notes, 144A
0.793%(c)	07/08/14	Aaa		2,000	2,008,172
NIBC Bank NV (Netherlands),
Gov’t. Liquid Gtd. Notes, 144A
2.800%	12/02/14	Aaa		1,500	1,571,386
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes, 144A
6.990%	10/29/49	Ba3		400	254,000
Royal Bank of Scotland PLC (The) (United Kingdom),
Bank Gtd. Notes
4.875%	03/16/15	Aa3		300	293,734
2.750%	06/18/13	Aaa	EUR	900	1,213,222
4.375%	03/27/12	Aaa	AUD	400	385,905
2.723%(c)	08/23/13	Aa3		2,600	2,591,230
Gov’t. Liquid Gtd. Notes, 144A
0.514%(c)	03/30/12	Aaa		2,700	2,701,534
1.450%	10/20/11	Aaa		1,500	1,500,610
3.000%	12/09/11	Aaa		100	100,490
Santander US Debt SA Unipersonal (Spain),
Bank Gtd. Notes, 144A
1.169%(c)	03/30/12	Aa2		1,100	1,091,925
Stadshypotek AB (Sweden),
Covered Bonds, 144A
0.919%(c)	09/30/13	Aaa		600	599,991

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Financial – Bank & Trust (cont’d.)
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.500%	07/27/15	Baa2		$2,200	$2,221,728
Suncorp-Metway Ltd. (Australia),
Gov’t. Liquid Gtd. Notes
5.387%(c)	09/11/13	Aaa	AUD	1,000	969,713
4.000%	01/16/14	Aaa	GBP	700	1,158,641
Wachovia Corp.,
Sr. Unsec’d. Notes, MTN
1.570%(c)	02/13/14	A1	EUR	1,200	1,550,825
Westpac Banking Corp. (Australia),
Gov’t. Liquid Gtd. Notes, 144A
0.439%(c)	12/14/12	Aaa		3,100	3,104,448
3.585%	08/14/14	Aaa		400	427,096
Westpac Securities NZ Ltd. (New Zealand),
Gov’t. Liquid Gtd. Notes, 144A
2.500%	05/25/12	Aaa		200	202,311
WM Covered Bond Program,
Covered Bonds, MTN
4.375%	05/19/14	AA(d)	EUR	300	418,854

					66,383,891

Financial Services — 0.4%
CEDC Finance Corp. International, Inc.,
Sr. Sec’d. Notes, 144A
9.125%	12/01/16	B1		200	144,000
CIT Group, Inc.,
Sec’d. Notes
7.000%	05/01/14	B2		349	355,516
Countrywide Financial Corp.,
Gtd. Notes, MTN
0.708%(c)	05/07/12	Baa1		1,300	1,250,769
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
7.250%	10/25/11	Ba2		100	100,125
7.500%	08/01/12	Ba2		1,100	1,121,866
8.000%	06/01/14	Ba2		500	530,102
General Electric Capital Corp.,
FDIC Gtd. Notes, MTN
0.353%(c)	12/21/12	Aaa		3,000	3,002,739
0.424%(c)	06/01/12	Aaa		3,500	3,506,279
0.247%(c)	09/20/13	Aa2		1,300	1,255,015
Interoceanica IV Finance Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
5.980%(s)	11/30/18	Baa3		255	207,133
Interoceanica V Finance Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
8.480%(s)	05/15/30	NR		400	127,038
LBG Capital No.1 PLC (United Kingdom),
Bank Gtd. Notes
11.040%	03/19/20	Ba3	GBP	800	1,079,109
Bank Gtd. Notes, 144A
8.500%(c)	12/29/49	BB-(d)		300	204,000
LBG Capital No.2 PLC (United Kingdom),
Bank Gtd. Notes
7.625%	12/09/19	Ba2	GBP	900	1,017,512
Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands),
Pass-Through Certificates, 144A
6.120%(s)	05/31/18	Baa3		377	308,884

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Financial Services (cont’d.)
Temasek Financial I Ltd. (Singapore),
Gtd. Notes
5.375%	11/23/39	Aaa		$400	$469,765
Gtd. Notes, 144A
4.300%	10/25/19	Aaa		250	264,302
5.375%	11/23/39	Aaa		250	293,603
TNK-BP Finance SA (Luxembourg),
Gtd. Notes
6.625%	03/20/17	Baa2		1,200	1,191,000
7.250%	02/02/20	Baa2		700	701,750
7.875%	03/13/18	Baa2		2,800	2,912,000

					20,042,507

Healthcare Products
Boston Scientific Corp.,
Sr. Unsec’d. Notes
5.450%	06/15/14	Ba1		500	537,940
Merge Healthcare, Inc.,
Sr. Sec’d. Notes
11.750%	05/01/15	B2		255	258,825

					796,765

Healthcare Providers & Services
Adcare Health Systems,
Unsec’d. Notes
10.000%	10/26/13(g)	NR		200	206,569
Oncology, Inc., Escrow,
Notes
Zero	12/31/11	NR		621	—
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes
6.375%	12/01/11	Caa1		170	168,300

					374,869

Holding Companies – Diversified
Sinochem Overseas Capital Co. Ltd. (British Virgin Islands),
Gtd. Notes, 144A
4.500%	11/12/20	Baa1		800	744,518

Hotels, Restaurants & Leisure
Mandalay Resort Group,
Gtd. Notes
6.375%	12/15/11	Caa1		375	371,250

Insurance — 0.1%
American International Group, Inc.,
Jr. Sub. Debs.
8.175%(c)	05/15/58	Baa2		100	88,250
5.750%(c)	03/15/67	Baa2	GBP	400	399,208
8.625%(c)	05/22/38	Baa2	GBP	1,100	1,432,314
6.250%	05/01/36	Baa1		800	766,129
5.850%	01/16/18	Baa1		100	99,070
ING Capital Funding Trust III,
Gtd. Notes
3.969%(c)	12/29/49	B1		475	355,251
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
10.750%(c)	06/15/58	Baa3		425	505,750

					3,645,972

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Internet Software & Services
Interactive Network, Inc./Friendfinder Networks, Inc.,
Sec’d. Notes, 144A, PIK
11.500%	04/30/14	CCC+(d)	$238	$166,556

Investment Companies
FIH Erhvervsbank A/S (Denmark),
Gov’t. Liquid Gtd. Notes, 144A
2.000%	06/12/13	Aaa	100	102,269
Offshore Group Investments Ltd. (Cayman Islands),
Sr. Sec’d. Notes
11.500%	08/01/15	B3	255	262,650
Sr. Sec’d. Notes, 144A
11.500%	08/01/15	B3	100	103,000

				467,919

Machinery
Tempel Steel Co.,
Sr. Sec’d. Notes, 144A
12.000%	08/15/16	B3	700	672,000

Media — 0.1%
Clear Channel Communications, Inc.,
Sr. Unsec’d. Notes
5.000%	03/15/12	Ca	1,325	1,305,125
Columbus International, Inc. (Barbados),
Sr. Sec’d. Notes, 144A
11.500%	11/20/14	B2	350	343,000
MediMedia USA, Inc.,
Sr. Sub. Notes, 144A
11.375%	11/15/14	Caa2	300	264,000
Videotron Ltee (Canada),
Gtd. Notes
6.875%	01/15/14	Ba1	61	61,000

				1,973,125

Metals & Mining — 0.2%
Adaro Indonesia PT (Indonesia),
Gtd. Notes
7.625%	10/22/19	Ba1	450	441,000
ALROSA Finance SA (Luxembourg),
Gtd. Notes, 144A
7.750%	11/03/20	Ba3	900	848,250
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
5.625%	09/21/35	A1	600	679,277
CSN Islands IX Corp. (Cayman Islands),
Gtd. Notes
10.000%	01/15/15	Ba1	350	404,250
CSN Islands XI Corp. (Cayman Islands),
Gtd. Notes
6.875%	09/21/19(g)	Ba1	1,800	1,894,500
Gtd. Notes, 144A
6.875%	09/21/19	Ba1	1,000	1,052,500
Gerdau Holdings, Inc.,
Gtd. Notes, 144A
7.000%	01/20/20	BBB-(d)	300	307,500
Gold Fields Orogen Holding BVI Ltd. (British Virgin Islands),
Gtd. Notes, 144A
4.875%	10/07/20	Baa3	900	828,605

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
GTL Trade Finance, Inc. (British Virgin Islands),
Gtd. Notes, 144A
7.250%	10/20/17	BBB-(d)		$1,050	$1,097,250
Indo Energy Finance BV (Netherlands),
Gtd. Notes, 144A
7.000%	05/07/18	B1		500	440,000
Severstal OAO Via Steel Capital SA (Luxembourg),
Notes
6.700%	10/25/17	Ba3		300	255,000
Notes, 144A
6.700%	10/25/17	Ba2		600	510,000
Standard Steel LLC/Standard Steel Finance Corp.,
Sr. Sec’d. Notes, 144A
12.000%	05/01/15	B3		709	820,668
Vale Overseas Ltd. (Cayman Islands),
Gtd. Notes
4.625%	09/15/20	Baa2		500	485,000
6.875%	11/10/39	Baa2		650	698,750
8.250%	01/17/34	Baa2		1,200	1,461,600

					12,224,150

Multiline Retail
JC Penney Corp., Inc.,
Sr. Unsec’d. Notes
7.950%	04/01/17	Ba1		1,000	1,065,000

Office Equipment
CDW LLC/CDW Finance Corp.,
Gtd. Notes
11.000%	10/12/15	Caa1		1,042	1,039,395
11.500%	10/12/15	Caa1		571	569,809

					1,609,204

Oil, Gas & Consumable Fuels — 1.0%
Black Elk Energy Offshore Operations LLC and Black Elk Finance Corp.,
Sec’d. Notes
13.750%	12/01/15	Caa2		600	597,000
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.125%	10/01/15	A2		1,000	1,033,280
3.830%	10/06/17	A2	EUR	100	137,623
CCS, Inc. (Canada),
Sr. Notes, 144A
11.000%	11/15/15	Caa2		575	529,000
Dolphin Energy Ltd. (United Arab Emirates),
Sr. Sec’d. Notes
5.888%	06/15/19	A1		1,414	1,512,723
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
7.625%	07/23/19	Baa2		4,100	4,776,500
Eoal Cyprus Holdings Ltd. (Cyprus),
Sr. Sec’d. Notes
15.000%	07/15/14	NR		500	437,500
Floatel Superior (Bermuda),
Notes
13.000%	09/02/15	NR		200	214,000
Gazprom OAO Via Gaz Capital SA (Luxembourg),
Gtd. Notes
8.146%	04/11/18	Baa1		2,000	2,187,000
8.125%	07/31/14	Baa1		500	531,250

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
9.250%	04/23/19	Baa1		$1,700	$1,972,000
Sr. Unsec’d. Notes, 144A
5.092%	11/29/15	Baa1		1,500	1,477,500
Global Rig Co. (Norway),
Sr. Sec’d. Notes
13.000%	06/15/15	NR		500	495,000
Golden Close Maritime Corp. Ltd. (Bermuda),
Sr. Sec’d. Notes, MTN
11.000%	12/09/15	NR		300	304,500
Indian Oil Corp. Ltd. (India),
Unsec’d. Notes
4.750%	01/22/15	Baa3		900	920,378
Interoil Exploration and Production ASA (Norway),
Sr. Unsec’d. Notes
15.000%	03/14/14	NR	NOK	1,000	158,423
KazMunayGas National Co. (Kazakhstan),
Notes
7.000%	05/05/20	Baa3		3,100	3,100,000
11.750%	01/23/15	Baa3		100	114,500
Sr. Unsec’d. Notes, 144A
6.375%	04/09/21	Baa3		4,300	4,192,500
7.000%	05/05/20	Baa3		900	900,000
Nakilat, Inc. (Qatar),
Sr. Sec’d. Notes
6.067%	12/31/33(g)	Aa3		100	108,000
Novatek Finance Ltd. (Ireland),
Notes, 144A
6.604%	02/03/21	Baa3		600	578,250
Panoro Energy ASA (Norway),
Sr. Sec’d. Notes, 144A
12.000%	11/15/18	NR		300	288,000
Pemex Project Funding Master Trust,
Gtd. Notes
5.500%	02/24/25	Baa1	EUR	300	369,810
6.625%	06/15/35	Baa1		2,400	2,574,000
Petrobras International Finance Co. (Cayman Islands),
Gtd. Notes
3.875%	01/27/16	A3		1,300	1,296,080
5.375%	01/27/21	A3		300	303,300
6.875%	01/20/40	A3		400	422,000
7.875%	03/15/19	A3		2,800	3,248,000
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.250%	04/12/17	B+(d)		3,400	1,912,500
5.500%	04/12/37	B+(d)		200	89,000
8.500%	11/02/17	B+(d)		3,400	2,235,500
4.900%	10/28/14	NR		2,200	1,498,750
5.000%	10/28/15	NR		1,100	657,250
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	01/21/21	Baa1		100	105,000
6.500%	06/02/41	Baa1		3,100	3,259,123
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes
9.750%	08/14/19	Baa3		2,000	2,365,000
Petronas Capital Ltd. (Malaysia),
Gtd. Notes
5.250%	08/12/19	A1		400	436,855

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Polarcus Alima A/S (Norway),
Sr. Sec’d. Notes
12.500%	10/29/15	NR		$400	$380,000
Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar),
Sr. Sec’d. Notes
5.298%	09/30/20	Aa3		1,190	1,283,362
Ras Laffan Liquefied Natural Gas Co. Ltd. III (Qatar),
Sr. Sec’d. Notes
6.750%	09/30/19(g)	Aa3		1,250	1,485,937
Sevan Marine ASA (Norway),
Sr. Unsec’d. Notes
14.000%	12/22/14	NR	NOK	1,500	58,772
Tengizchevroil Finance Co. SARL (Luxembourg),
Sr. Sec’d. Notes
6.124%	11/15/14(g)	Baa3		701	714,754
Transocean, Inc. (Cayman Islands),
Gtd. Notes
4.950%	11/15/15	Baa3		300	315,947

					51,575,867

Paper & Forest Products
Appleton Papers, Inc.,
Sec’d. Notes
11.250%	12/15/15	B3		255	247,350
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
7.250%	07/29/19	Baa2		200	232,639
Sino-Forest Corp. (Canada),
Gtd. Notes, 144A
6.250%	10/21/17	Caa1		432	108,000

					587,989

Pharmaceuticals
Kv Pharmaceutical Co.,
Sr. Sec’d. Notes
12.000%	03/15/15	NR		700	479,500

Real Estate — 0.1%
Qatari Diar Finance QSC (Qatar),
Gov’t. Gtd. Notes
5.000%	07/21/20	Aa2		1,500	1,601,250
Sigma Capital Pte Ltd. (Singapore),
Gtd. Notes
9.000%	04/30/15	B1		200	181,735

					1,782,985

Real Estate Investment Trusts
Rouse Co. LP (The),
Sr. Unsec’d. Notes
6.750%	11/09/15	BB+(d)		255	253,725

Retail & Merchandising
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
9.250%	11/15/14	B2		755	770,100

Savings & Loan — 0.1%
Nationwide Building Society (United Kingdom),
Covered Bonds
2.875%	09/14/15	Aaa	EUR	400	537,721
4.625%	09/13/12	Aaa	EUR	1,000	1,369,423

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Savings & Loan (cont’d.)
Washington Mutual, Inc.,
Sr. Unsec’d. Notes(i)
4.000%	12/31/11	NR		$375	$397,500

					2,304,644

Semiconductors & Semiconductor Equipment
STATS ChipPAC Ltd. (Singapore),
Gtd. Notes, 144A
5.375%	03/31/16	Ba1		750	682,382

Telecommunications — 0.2%
Embarq Corp.,
Sr. Unsec’d. Notes
7.082%	06/01/16	Baa3		1,100	1,138,680
Global Crossing Ltd. (Bermuda),
Sr. Sec’d. Notes
12.000%	09/15/15	B2		1,175	1,332,156
Global Crossing UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes
10.750%	12/15/14	B3		200	202,000
Interactive Network, Inc./Friendfinder Networks, Inc.,
Sr. Sec’d. Notes, 144A
14.000%	09/30/13	B(d)		89	88,732
KT Corp. (South Korea),
Sr. Notes
4.875%	07/15/15	A3		140	148,030
5.875%	06/24/14	A3		460	497,975
Primus Telecommunications Holding, Inc./Primus Telecommunications Canada, Inc.,
Sr. Sec’d. Notes, 144A
13.000%	12/15/16	NR		125	141,875
Qtel International Finance Ltd. (Bermuda),
Gtd. Notes
4.750%	02/16/21	A2		1,300	1,298,375
Gtd. Notes, 144A
4.750%	02/16/21	A2		750	749,062
TDC A/S (Denmark),
Sr. Unsec’d. Notes
3.500%	02/23/15	Baa2	EUR	1,000	1,364,826
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Ireland),
Sec’d. Notes
7.748%	02/02/21	Ba3		400	332,480
9.125%	04/30/18	Ba3		400	386,000
Sec’d. Notes, 144A
6.493%	02/02/16	Ba3		300	273,750
7.748%	02/02/21	Ba3		300	249,360
VimpelCom Holdings BV (Netherlands),
Gtd. Notes, 144A
4.365%(c)	06/29/14	Ba3		300	288,000
WCP Wireless Site Funding LLC/WCP Wireless Site Re Funding LLC,
Sr. Sec’d. Notes, 144A
6.829%	11/15/15	NR		375	390,403

					8,881,704

Textiles, Apparel & Luxury Goods
Broder Brothers Co.,
Sr. Unsec’d. Notes, 144A, PIK
12.000%	10/15/13	NR		475	467,875

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Empire Today LLC/Empire Today Finance Corp.,
Sr. Sec’d. Notes, 144A
11.375%	02/01/17	B3		$375	$343,125
Unifi, Inc.,
Sr. Sec’d. Notes
11.500%	05/15/14	Caa1		302	305,775

					1,116,775

Tobacco
North Atlantic Trading Co.,
Sec’d. Notes, 144A
11.500%	07/15/16	B2		700	656,250
19.000%	01/15/17(g)	Caa2		250	238,750

					895,000

Transportation — 0.1%
Aviation Capital Group Corp.,
Sr. Unsec’d. Notes, 144A
7.125%	10/15/20	BBB-(d)		900	867,909
Boa Deep C A/S (Norway),
Sr. Sec’d. Notes
8.220%(c)	04/27/16	NR	NOK	2,461	385,694
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
6.850%	07/02/37	Baa3		300	273,000
Ship Finance International Ltd. (Bermuda),
Gtd. Notes
8.500%	12/15/13	B1		375	361,875
Western Express, Inc.,
Sr. Sec’d. Notes, 144A
12.500%	04/15/15	Caa2		225	150,750

					2,039,228

Utilities
Korea Electric Power Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
3.000%	10/05/15	A1		400	389,616

TOTAL CORPORATE BONDS (cost $290,928,177)					286,023,486

FOREIGN GOVERNMENT BONDS — 4.2%
Australia Government (Australia),
Sr. Unsec’d. Notes
2.500%	09/20/30	Aaa	AUD	300	325,399
3.000%	09/20/25	Aaa	AUD	700	821,794
4.000%	08/20/20	Aaa	AUD	1,000	1,722,929
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Bonds
4.125%	09/15/17	Baa2	EUR	400	514,570
Sr. Unsec’d. Notes
6.369%	06/16/18	Baa2		1,500	1,642,500
6.500%	06/10/19	Baa1		200	221,000
Brazilian Government International Bond (Brazil),
Unsec’d. Notes
8.250%	01/20/34	Baa2		1,900	2,669,500
Bundesrepublik Deutschland (Germany),
Bonds
3.250%	07/04/21	Aaa	EUR	100	150,247
4.000%	01/04/18	Aaa	EUR	400	619,927
4.250%	07/04/18	Aaa	EUR	6,800	10,752,128

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
4.750%	07/04/28	Aaa	EUR	1,200	$2,085,342
5.500%	01/04/31	Aaa	EUR	3,600	6,881,773
5.625%	01/04/28	Aaa	EUR	1,700	$3,221,348
6.500%	07/04/27	Aaa	EUR	6,200	$12,669,627
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes
2.450%	12/15/15	Aaa	CAD	900	891,149
Canadian Government (Canada),
Bonds
2.750%	09/01/16	Aaa	CAD	1,700	1,726,816
5.750%	06/01/33	Aaa	CAD	100	141,443
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
6.125%	01/18/41	Baa3		$1,900	2,152,700
European Union (Belgium),
Sr. Unsec’d. Notes, MTN
3.250%	04/04/18	Aaa	EUR	1,900	2,681,604
FMS Wertmanagement AoR (Germany),
Gov’t. Gtd. Notes
2.375%	12/15/14	Aaa	EUR	700	959,579
Gov’t. Gtd. Notes, MTN
3.375%	06/17/21	Aaa	EUR	1,300	1,837,438
Instituto de Credito Oficial (Spain),
Gov’t. Gtd. Notes
3.286%(c)	03/25/14	Aa2	EUR	2,200	2,833,473
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
4.000%	02/01/37	A2	EUR	500	485,792
Bonds, TIPS
2.100%	09/15/16	NR	EUR	400	504,939
2.100%	09/15/21	A2	EUR	1,900	2,151,200
Sr. Unsec’d. Notes, TIPS
2.600%	09/15/23	Aa2	EUR	200	238,621
Kingdom of Bahrain (Bahrain),
Sr. Unsec’d. Notes
5.500%	03/31/20	BBB(d)		800	760,000
Korea Housing Finance Corp. (South Korea),
Covered Bonds
4.125%	12/15/15	Aa3		1,800	1,847,136
Mexican Bonos (Mexico),
Bonds
7.500%	06/03/27	Baa1	MXN	5,000	370,881
10.000%	12/05/24	Baa1	MXN	8,200	754,046
Netherlands Government (Netherlands),
Bonds
4.000%	07/15/19	Aaa	EUR	1,800	2,746,193
4.250%	07/15/13	Aaa	EUR	200	284,289
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.750%	11/20/25	Aaa	AUD	700	787,600
New Zealand Government (New Zealand),
Sr. Unsec’d. Notes
5.000%	03/15/19	Aaa	NZD	4,500	3,594,635
6.000%	12/15/17	Aaa	NZD	500	423,132
6.000%	05/15/21	Aaa	NZD	3,800	3,239,182
Penerbangan Malaysia Berhad (Malaysia),
Gov’t. Gtd. Notes
5.625%	03/15/16	A3		500	553,051

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
9.375%	01/18/17	Ba2		$2,500	$3,159,375
Province of Ontario Canada (Canada),
Debs.
6.200%	06/02/31	Aa2	CAD	100	128,459
Province of Quebec Canada (Canada),
Bonds
5.000%	12/01/41	Aa2	CAD	200	227,808
Debs.
6.000%	10/01/29	Aa2	CAD	300	369,668
Rebublic of Panama (Panama),
Sr. Unsec’d. Notes
8.125%	04/28/34	Baa3		2,000	2,720,000
9.375%	04/01/29	Baa3		650	980,544
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
5.875%	01/15/19	Baa2		1,900	2,180,250
7.125%	01/20/37	Baa3		2,900	3,704,750
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
8.125%	05/21/24	Baa3		100	132,600
Republic of Gabonese (Gabon),
Bonds
8.200%	12/12/17	BB-(d)		2,700	2,943,000
Republic of Guatemala (Guatemala),
Sr. Unsec’d. Notes
9.250%	08/01/13	Ba1		500	547,500
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes
6.875%	03/09/17	Ba1		3,200	3,600,000
6.875%	01/17/18	Ba1		4,200	4,714,500
7.750%	01/17/38	Ba1		4,200	5,271,000
8.500%	10/12/35	Ba1		300	405,000
10.375%	05/04/14	Ba1		170	198,475
11.625%	03/04/19	Ba1		800	1,138,000
Republic of Peru (Peru),
Sr. Unsec’d. Notes
7.125%	03/30/19	Baa3		2,000	2,415,000
8.750%	11/21/33	Baa3		1,839	2,608,621
Republic of Philippines (Philippines),
Sr. Unsec’d. Notes
6.375%	01/15/32	Ba3		3,900	4,416,750
6.375%	10/23/34	Ba2		3,850	4,408,250
Republic of Poland (Poland),
Sr. Unsec’d. Notes
6.375%	07/15/19	A2		2,150	2,365,000
Republic of Senegal (Senegal),
Sr. Unsec’d. Notes
8.750%	05/13/21(g)	B1		600	586,500
Republic of South Africa (South Africa),
Bonds
7.250%	01/15/20	A3	ZAR	2,600	302,550
8.250%	09/15/17	A3	ZAR	1,000	126,274
Sr. Unsec’d. Notes
5.500%	03/09/20	A3		1,500	1,640,625
6.500%	06/02/14	A3		1,350	1,489,927
6.875%	05/27/19	A3		300	357,000

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Republic of Turkey (Turkey),
Sr. Unsec’d. Notes
6.750%	05/30/40	Ba2		$3,400	$3,544,500
7.000%	09/26/16	Ba2		500	552,500
7.000%	03/11/19	Ba2		2,000	2,240,000
7.250%	03/15/15	Ba2		800	883,000
7.500%	07/14/17	Ba2		2,900	3,298,750
7.500%	11/07/19	Ba2		8,000	9,220,000
Republic of Uruguay (Uruguay),
Sr. Unsec’d. Notes
6.875%	09/28/25	Ba1		600	705,000
Unsec’d. Notes
8.000%	11/18/22	Ba1		2,000	2,490,000
Russian Federation (Russia),
Sr. Unsec’d. Notes
7.500%	03/31/30	Baa1		12,024	13,511,128
Russian Foreign Bond (Russia),
Notes
3.625%	04/29/15	Baa1		8,000	7,860,000
Unsub. Notes
7.500%	03/31/30	Baa1		2,438	2,744,511
Russian Foreign Bond - Eurobond (Russia),
Unsub. Notes
12.750%	06/24/28	Baa1		2,250	3,723,750
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.250%	07/27/21	B1		617	593,249
State of Qatar (Qatar),
Sr. Unsec’d. Notes
4.000%	01/20/15	Aa2		100	105,250
5.250%	01/20/20	Aa2		1,200	1,320,000
6.400%	01/20/40	Aa2		100	121,750
6.550%	04/09/19	Aa2		100	119,000
United Kingdom Gilt (United Kingdom),
Bonds
2.000%	01/22/16	Aaa	GBP	400	643,554
4.250%	12/07/27	Aaa	GBP	1,300	2,331,636
4.250%	03/07/36	Aaa	GBP	3,900	6,888,721
4.250%	12/07/40	Aaa	GBP	300	527,188
4.500%	03/07/19	Aaa	GBP	600	1,101,486
4.500%	09/07/34	Aaa	GBP	1,300	2,386,655
4.500%	12/07/42	Aaa	GBP	1,300	2,390,506
4.750%	12/07/30	Aaa	GBP	3,500	6,639,996
5.000%	03/07/25	Aaa	GBP	1,100	2,139,380
6.000%	12/07/28	Aaa	GBP	600	1,303,117
Bonds, TIPS
1.875%	11/22/22	Aaa	GBP	300	659,914
United Mexican States (Mexico),
Sr. Unsec’d. Notes
5.750%	10/12/2110	Baa1		500	486,343
6.050%	01/11/40	Baa1		4,400	4,972,000
Sr. Unsec’d. Notes, MTN
5.500%	02/17/20	Baa1	EUR	100	141,343
6.750%	09/27/34	Baa1		2,000	2,462,000
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes, PIK
7.875%	01/15/33	Ba1		500	628,000
Venezuela Government International (Venezuela),
Sr. Unsec’d. Notes
7.650%	04/21/25	B2		2,150	1,214,750

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
7.750%	10/13/19	B2	$6,000	$3,810,000
8.250%	10/13/24	B2	5,650	3,333,500
8.500%	10/08/14	B2	200	176,000
9.000%	05/07/23	B2	1,400	868,000
9.250%	05/07/28	B2	600	369,000
9.375%	01/13/34	B2	100	61,750
12.750%	08/23/22	B2	100	79,250

TOTAL FOREIGN GOVERNMENT BONDS (cost $228,106,144)				228,046,886

MUNICIPAL BONDS — 0.1%
California — 0.1%
City of Riverside,
Revenue Bonds
7.455%	10/01/30	AA-(d)	600	760,014
Los Angeles County Public Works Financing Authority,
Revenue Bonds
7.618%	08/01/40	A1	600	742,110
Orange County Local Transportation Authority,
Revenue Bonds
6.908%	02/15/41	Aa2	600	827,970
State of California,
General Obligation Bonds
7.600%	11/01/40	A1	600	749,862
University of California,
Revenue Bonds
6.398%	05/15/31	Aa2	100	116,264
6.548%	05/15/48	Aa2	200	239,686
University of California Regents Medical Center,
Revenue Bonds
6.583%	05/15/49	AA-(d)	300	371,943

				3,807,849

Georgia
Municipal Electric Authority of Georgia,
Revenue Bonds
6.655%	04/01/57	A2	700	739,368

New Jersey
New Jersey State Turnpike Authority,
Revenue Bonds
7.102%	01/01/41	A3	600	803,214

Texas
State of Texas,
General Obligation Bonds
5.517%	04/01/39	Aaa	700	876,106

TOTAL MUNICIPAL BONDS (cost $5,000,397)				6,226,537

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.9%
American General Mortgage Loan Trust,
Series 2010-1A, Class A1, 144A
5.150%(c)	03/25/58	Aaa	657	672,240
American Home Mortgage Assets,
Series 2006-1, Class 2A1
0.376%(c)	05/25/46	Ca	204	104,414
Series 2006-4, Class 1A12
0.396%(c)	10/25/46	Ca	278	138,350

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
American Home Mortgage Investment Trust,
Series 2005-2, Class 4A1
1.896%(c)	09/25/45	Ba3		$32	$24,405
Arran Residential Mortgages Funding PLC,
Series 2010-1A, Class A1B, 144A
2.291%(c)	05/16/47	NR	EUR	399	532,943
Series 2010-1A, Class A2B
2.874%	11/19/47	Aaa	EUR	1,600	2,133,824
Banc of America Funding Corp.,
Series 2005-7, Class 4A3
5.750%	11/25/35	B1		541	531,447
Series 2006-I, Class 4A1
5.952%(c)	10/20/46	CC(d)		334	186,578
Banc of America Mortgage Securities, Inc.,
Series 2005-D, Class 2A7
2.870%(c)	05/25/35	Caa2		500	383,502
BCAP LLC Trust,
Series 2011-RR5, Class 5A1, 144A
5.250%	08/25/37	NR		600	590,400
Series 2011-RR5, Class 12A1, 144A
5.756%(c)	03/26/37	NR		200	151,600
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-7, Class 6A
2.853%(c)	10/25/33	A2		122	115,393
Series 2004-10, Class 13A1
4.845%(c)	01/25/35	Ba3		28	23,689
Series 2005-1, Class 2A1
2.769%(c)	03/25/35	Caa2		61	48,384
Series 2005-8, Class A3, 144A
5.137%(c)	08/25/35	B3		500	488,416
Series 2005-10, Class A2
2.827%(c)	10/25/35	CCC(d)		500	470,090
Bear Stearns Alt-A Trust,
Series 2006-6, Class 31A1
4.627%(c)	11/25/36	Caa3		215	126,308
Citicorp Mortgage Securities, Inc.,
Series 2007-3, Class 1A1
6.000%	04/25/37	B3		377	365,793
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1
2.660%(c)	10/25/35	CC(d)		488	383,319
Series 2007-10, Class 22AA
5.661%(c)	09/25/37	D(d)		313	187,080
Countrywide Alternative Loan Trust,
Series 2006-OA9, Class 2A1A
0.396%(c)	07/20/46	Ca		282	107,730
Series 2006-OA17, Class 1A1A
0.381%(c)	12/20/46	Ca		327	162,742
Series 2007-OA4, Class A1
0.356%(c)	05/25/47	Ca		628	386,881
Series 2007-OA6, Class A1B
0.386%(c)	06/25/37	Caa3		452	279,979
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-46, Class 7A1
4.432%(c)	01/19/34	Baa2		145	129,079
Series 2004-12, Class 12A1
2.933%(c)	08/25/34	Caa1		219	165,751

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Crusade Global Trust (Australia),
Series 2005-1, Class A3
5.137%(c)	06/17/37	Aaa	AUD	360	$340,054
Deutsche Mortgage Securities, Inc.,
Series 2010-RS2, Class A1, 144A
1.441%(c)	06/28/47	AAA(d)		$59	59,244
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3A
1.612%(c)	12/10/44	Aa2	EUR	463	497,452
Fannie Mae REMICS,
Series 2006-11, Class F
0.986%(c)	02/25/36	Aaa		36	35,599
Series 2010-115, Class FN
0.686%(c)	10/25/40	Aaa		927	926,800
Series 2010-123, Class FK
0.636%(c)	11/25/40	Aaa		1,102	1,100,444
Series 2010-123, Class FL
0.616%(c)	11/25/40	Aaa		1,082	1,081,244
Series 2011-3, Class FA
0.866%(c)	02/25/41	Aaa		699	702,298
FDIC Structured Sale Guaranteed Notes,
Series 2010-S2, Class 1A, 144A
0.691%(c)	11/29/37	NR		1,369	1,360,881
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.537%(c)	11/15/31	Aa3		285	260,049
Fosse Master Issuer PLC (United Kingdom),
Series 2011-1A, Class A2, 144A
1.650%(c)	10/18/54	Aaa		800	797,596
Freddie Mac REMICS,
Series 3172, Class FK
0.637%(c)	08/15/33	Aaa		787	784,686
Series 3397, Class FC
0.787%(c)	12/15/37	Aaa		665	668,087
Series 3738, Class FH
1.091%(c)	10/15/40	Aaa		1,512	1,503,496
Ginnie Mae,
Series 2007-8, Class FA
0.486%(c)	03/20/37	Aaa		1,016	1,012,267
Gosforth Funding PLC (United Kingdom),
Series 2011-1, Class A2
2.287%(c)	04/24/47	Aaa	GBP	1,000	1,550,317
Granite Mortgages PLC (United Kingdom),
Series 2003-3, Class 3A
1.210%(c)	01/20/44	Aaa	GBP	1,112	1,651,002
Series 2004-3, Class 3A2
1.305%(c)	09/20/44	Aaa	GBP	1,251	1,855,792
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
1.900%(c)	03/25/33	A2		139	130,054
Series 2005-AR1, Class 1A1
3.042%(c)	01/25/35	BBB-(d)		41	34,949
Series 2005-AR3, Class 6A1
2.769%(c)	05/25/35	Caa2		379	291,018
Series 2005-AR6, Class 4A5
2.879%(c)	09/25/35	AA(d)		500	408,090
Series 2006-AR1, Class 2A1
2.804%(c)	01/25/36	CC(d)		12	8,851

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Harborview Mortgage Loan Trust,
Series 2005-13, Class 2A11
0.466%(c)	02/19/36	Caa3		$320	$176,198
Series 2006-12, Class 2A2A
0.376%(c)	01/19/38	Caa3		228	136,651
Holmes Master Issuer PLC (United Kingdom),
Series 2010-1A, Class A3, 144A
2.727%(c)	10/15/54	Aaa	EUR	1,100	1,472,132
Series 2011-1X, Class A3
2.955%(c)	10/15/54	Aaa	EUR	2,000	2,674,076
Impac CMB Trust,
Series 2004-11, Class 2A1
0.846%(c)	03/25/35	Caa2		355	243,185
Indymac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
5.067%(c)	11/25/35	Caa1		129	101,839
Indymac Index Mortgage Loan Trust,
Series 2006-AR12, Class A1
0.376%(c)	09/25/46	Caa2		238	131,917
JPMorgan Mortgage Trust,
Series 2005-A6, Class 2A1
3.141%(c)	08/25/35	B(d)		98	82,070
Series 2007-A1, Class 1A1
2.805%(c)	07/25/35	Ba3		122	109,206
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1
1.474%(c)	12/15/49	AA-(d)	GBP	616	731,329
Maxis Loans Securitisation (Australia),
Series 2009-1, Class A1
6.565%(c)	09/12/39	NR	AUD	234	228,726
Medallion Trust (Australia),
Series 2005-1G, Class A2
4.960%(c)	05/10/36	Aaa	AUD	334	318,030
Mellon Residential Funding Corp.,
Series 1999-TBC3, Class A2
2.610%(c)	10/20/29	AAA(d)		42	37,606
Merrill Lynch Mortgage Backed Securities Trust,
Series 2007-1, Class 2A1
5.334%(c)	04/25/37	CCC(d)		13	8,772
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
2.302%(c)	02/25/33	AAA(d)		125	108,305
Series 2005-A10, Class A
0.445%(c)	02/25/36	B2		133	87,950
Morgan Stanley Mortgage Loan Trust,
Series 2005-4, Class 5A3
5.500%	08/25/35	B2		277	271,281
NCUA Guaranteed Notes,
Series 2010-R1, Class 1A
0.640%(c)	10/07/20	Aaa		342	342,794
Series 2010-R2, Class 2A
0.660%(c)	11/05/20	Aaa		2,739	2,741,855
Series 2010-R3, Class 1A
0.750%(c)	12/08/20	Aaa		188	188,708
Series 2010-R3, Class 2A
0.750%(c)	12/08/20	Aaa		1,679	1,688,813
Series 2011-R1, Class 1A
0.640%(c)	01/08/20	Aaa		645	645,848

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Newgate Funding PLC (United Kingdom),
Series 2007-3X, Class A3
1.824%(c)	12/15/50	Aa2	GBP	1,100	$1,115,013
Series 2007-3X, Class BA
2.074%(c)	12/15/49	Baa2	GBP	300	229,817
Residential Accredit Loans, Inc.,
Series 2007-QH7, Class 1A1
0.436%(c)	08/25/37	Caa3		$725	436,787
Residential Funding Mortgage Securities I,
Series 2003-S9, Class A1
6.500%	03/25/32	BB(d)		23	23,334
RMAC Securities PLC (United Kingdom),
Series 2006-NS2X, Class A2C
1.614%(c)	06/12/44	Aa1	EUR	1,061	1,153,923
Sequoia Mortgage Trust,
Series 2003-4, Class 2A1
0.536%(c)	07/20/33	Aaa		303	252,334
Series 2007-3, Class 1A1
0.431%(c)	07/20/36	B1		166	129,019
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 5A
5.500%(c)	12/25/34	B3		328	292,775
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A2
0.436%(c)	07/19/35	A1		675	532,913
Series 2006-AR6, Class 2A1
0.376%(c)	07/25/46	Caa3		313	166,274
Superannuation Members Home Loan Programme (The) (Australia),
Series 2009-3, Class A1
6.210%(c)	11/07/40	AAA(d)	AUD	329	319,918
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 1A
3.082%(c)	10/25/43	AAA(d)		141	116,480
Torrens Trust (Australia),
Series 2005-3E, Class A1
1.417%(c)	10/15/36	Aaa	EUR	609	803,073
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR5, Class A7
2.580%(c)	06/25/33	A1		107	102,215
Series 2005-AR10, Class 3A1
5.523%(c)	08/25/35	CC(d)		35	30,029
Series 2005-AR12, Class 1A6
2.722%(c)	10/25/35	BBB-(d)		600	479,786
Series 2005-AR14, Class 2A1
5.184%(c)	12/25/35	B-(d)		357	303,780
Series 2006-AR7, Class 3A
2.859%(c)	07/25/46	B2		1,004	689,616
Series 2006-AR9, Class 1A
1.242%(c)	08/25/46	Caa3		332	208,911
Series 2006-AR10, Class: 1a1
5.837%(c)	09/25/36	CC(d)		11	7,894
Series 2006-AR14, Class 1A4
5.387%(c)	11/25/36	CCC(d)		608	428,594
Series 2007-HY1, Class 4A1
2.643%(c)	02/25/37	CCC(d)		306	212,637
Series 2007-HY5, Class: 1a1
3.406%(c)	12/25/36	CCC(d)		16	9,940
Series 2007-OA1, Class A1A

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
0.978%(c)	02/25/47		Caa3	$292		$163,858
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR2, Class 2A1
2.731%(c)	03/25/36		CCC(d)	737		604,805
Series 2006-AR6, Class 3A1
2.819%(c)	03/25/36		B3	433		347,586
Series 2006-AR10, Class: 5A6
3.149%(c)	07/25/36		CC(d)	14		10,007

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $48,505,658)						47,649,216

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Federal Home Loan Mortgage Corp., Notes
0.146%(c)	03/21/13			2,600		2,599,217
Federal National Mortgage Assoc., Notes
0.750%	12/18/13			1,800		1,807,972
1.250%	03/14/14			600		609,905
5.375%	04/11/22			100		102,291
Small Business Administration Participation Certificates
5.600%	09/01/28			521		598,803

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $5,624,533)						5,718,188

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 0.5%
Federal National Mortgage Assoc.
3.145%(c)	09/01/19			—	(r)	436
4.000%	07/01/40-12/01/40			11,362		11,921,004
4.000%	TBA			12,000		12,577,500
5.500%	12/01/36			2,361		2,572,713

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $26,388,973)						27,071,653

U.S. TREASURY OBLIGATIONS — 3.9%
U.S. Treasury Bonds
4.375%	05/15/41	(h)(k)		1,400		1,808,632
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/16			3,000		3,172,791
0.500%	04/15/15			300		325,459
0.625%	04/15/13-07/15/21			5,700		6,036,092
1.250%	04/15/14-07/15/20			13,900		15,757,212
1.375%	01/15/20			100		116,312
1.625%	01/15/15-01/15/18			1,600		1,957,315
1.750%	01/15/28			5,800		7,246,377
1.875%	07/15/13-07/15/19			11,600		14,845,729
2.000%	04/15/12-01/15/16			9,400		11,785,447
2.125%	02/15/40-02/15/41			11,800		15,582,476
2.375%	01/15/17-01/15/27			4,100		5,574,948
2.500%	07/15/16	(k)		4,700		6,043,363
2.625%	07/15/17	(k)		5,700		7,322,219
3.000%	07/15/12			4,300		5,555,483
3.375%	01/15/12			10,800		13,857,333

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
3.625%	04/15/28		$6,100	$12,256,161
3.875%	04/15/29		5,300	10,960,053
U.S. Treasury Notes
0.375%	06/30/13(k)		68,200	68,349,358
0.625%	01/31/13(k)		3,200	3,217,501

TOTAL U.S. TREASURY OBLIGATIONS (cost $210,772,452)				211,770,261

TOTAL LONG-TERM INVESTMENTS (cost $4,940,646,077)				4,706,339,679

			Shares
SHORT-TERM INVESTMENTS — 17.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 14.1%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $760,530,600; includes $134,823,280 of cash collateral received for securities on loan)(b)(w)			760,530,600	760,530,600

			Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 2.7%
U.S. Treasury Bills
0.001%	10/13/11		$10,000	$9,999,966
0.008%	10/13/11		1,000	999,997
0.019%	12/15/11	(k)	600	599,982
0.020%	12/15/11	(k)	1,850	1,849,944
0.025%	10/13/11		20,000	19,999,932
0.026%	11/17/11	(h)	1,051	1,050,988
0.030%	03/22/12	(k)	1,500	1,499,645
0.030%	03/22/12	(h)(k)	733	732,826
0.030%	12/15/11	(k)	9,000	8,999,730
0.035%	02/16/12-03/29/12		10,200	10,198,191
0.040%	02/23/12		11	10,999
0.040%	03/01/12	(h)	520	519,902
0.040%	12/15/11	(k)	1,200	1,199,964
0.043%	03/08/12		7,500	7,498,530
0.050%	03/15/12	(h)	932	931,786
0.070%	06/28/12	(k)	350	349,773
0.076%	06/28/12	(k)	100	99,935
0.080%	10/20/11		2,000	1,999,986
0.080%	06/28/12	(k)	900	899,415
0.085%	11/10/11	(h)	2,150	2,149,990
0.260%	03/08/12	(k)	74,800	74,785,339
0.298%	02/09/12		2,000	1,999,750

TOTAL U.S. TREASURY OBLIGATIONS (cost $148,374,011)				148,376,570

REPURCHASE AGREEMENT(m) — 0.1%
Morgan Stanley, 0.090%, dated 09/30/11, due 10/03/11 in the amount of $3,000,023 (cost $3,000,000)			3,000	3,000,000

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER(n)
Vodafone Group PLC (cost $1,296,568)
0.880%	01/19/12	$1,300	$1,298,192

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.1%
Call Options
S&P 500 Index,
expiring 10/22/11,
Strike Price $1,225.00		17	110,080
expiring 12/17/11,
Strike Price $1,150.00		6	378,200
expiring 12/17/11,
Strike Price $1,155.00		2	160,560
expiring 12/17/11,
Strike Price $1,160.00		2	138,380

			787,220

Put Options — 0.1%
10 Year U.S. Treasury Inflationary Indexed
Bond, TIPS,
expiring 10/26/11,
Strike Price $75.00		16,000	—
expiring 10/26/11,
Strike Price $75.00		9,000	—
10 Year U.S. Treasury Note Futures,
expiring 11/25/11,
Strike Price $92.00		4,900	766
20 Year U.S. Treasury Inflationary Indexed Bond, TIPS,
expiring 10/03/11,
Strike Price $75.00		13,000	—
30 Year U.S. Treasury Inflationary Indexed Bond, TIPS,
expiring 10/03/11,
Strike Price $75.00		10,000	—
Interest Rate Swap Options,
Pay a fixed rate of 2.00% and receive a floating rate based on 3-month LIBOR, expiring 11/19/12	Goldman Sachs & Co.	2,200	1,073
S&P 500 Index,
expiring 10/22/11,
Strike Price $1,150.00		12	663,400
expiring 12/17/11,
Strike Price $1,050.00		50	2,236,500

			2,901,739

TOTAL OPTIONS PURCHASED (cost $3,670,343)			3,688,959

TOTAL SHORT-TERM INVESTMENTS (cost $916,871,522)			916,894,321

		Value
TOTAL INVESTMENTS, BEFORE SECURITIES SOLD
SHORT AND OPTIONS WRITTEN — 104.3% (cost $5,857,517,599)		$5,623,234,000

	Shares
SECURITIES SOLD SHORT — (4.8)%
COMMON STOCKS — (3.5)%
Aerospace & Defense — (0.1)%
Boeing Co. (The)	8,200	(496,182)
Esterline Technologies Corp.*	1,400	(72,576)
HEICO Corp. (Class A Stock)	24,161	(1,189,688)
Textron, Inc.	71,673	(1,264,312)

		(3,022,758)

Agriculture
Alliance One International, Inc.*	80,491	(196,398)
Vector Group Ltd.	35,938	(617,415)

		(813,813)

Air Freight & Logistics
C.H. Robinson Worldwide, Inc.	3,500	(239,645)
Expeditors International of Washington, Inc.	8,900	(360,895)
UTi Worldwide, Inc. (British Virgin Islands)	38,000	(495,520)

		(1,096,060)

Auto Components
BorgWarner, Inc.*	8,500	(514,505)
Goodyear Tire & Rubber Co. (The)*	5,000	(50,450)
Johnson Controls, Inc.	2,400	(63,288)
TRW Automotive Holdings Corp.*	11,600	(379,668)

		(1,007,911)

Auto Parts & Equipment
Titan International, Inc.	93,917	(1,408,755)

Beverages
Central European Distribution Corp.*	28,000	(196,280)

Biotechnology — (0.1)%
Amylin Pharmaceuticals, Inc.*	33,700	(311,051)
BioMarin Pharmaceutical, Inc.*	22,500	(717,075)
Dendreon Corp.*	17,200	(154,800)
Enzon Pharmaceuticals, Inc.*	19,372	(136,379)
Gilead Sciences, Inc.*	800	(31,040)
Human Genome Sciences, Inc.*	49,100	(623,079)
PDL BioPharma, Inc.	53,260	(295,593)
Regeneron Pharmaceuticals, Inc.*	12,600	(733,320)

		(3,002,337)

Building Products
Cemex SAB de CV (Mexico), ADR*	4,748	(15,004)
Masco Corp.	44,300	(315,416)
USG Corp.*	24,000	(161,520)

		(491,940)

Capital Markets — (0.1)%
Ares Capital Corp.	17,600	(242,352)
Charles Schwab Corp. (The)	20,700	(233,289)
Eaton Vance Corp.	9,900	(220,473)
Greenhill & Co., Inc.	12,100	(345,939)
Legg Mason, Inc.	17,800	(457,638)
Northern Trust Corp.	15,200	(531,696)
TD Ameritrade Holding Corp.	25,500	(374,978)

		(2,406,365)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals — (0.1)%
Cytec Industries, Inc.	5,200	$(182,728)
Ecolab, Inc.	63,767	(3,117,569)
Ei Du Pont de Nemours & Co.	1,800	(71,946)
Huntsman Corp.	2,100	(20,307)
International Flavors & Fragrances, Inc.	2,600	(146,172)
Intrepid Potash, Inc.*	19,900	(494,913)
LyondellBasell Industries NV (Netherlands) (Class A Stock)	5,800	(141,694)
Monsanto Co.	9,000	(540,360)
Olin Corp.	24,400	(439,444)
Scotts Miracle-Gro Co. (The) (Class A Stock)	5,700	(254,220)
Sherwin-Williams Co. (The)	7,900	(587,128)
Sigma-Aldrich Corp.	8,000	(494,320)

		(6,490,801)

Commercial Banks — (0.1)%
Associated Banc-Corp.	46,600	(433,380)
BancorpSouth, Inc.	14,100	(123,798)
BB&T Corp.	1,000	(21,330)
City National Corp.	4,700	(177,472)
Comerica, Inc.	8,200	(188,354)
Cullen/Frost Bankers, Inc.	2,200	(100,892)
First Financial Bankshares, Inc.	600	(15,696)
FirstMerit Corp.	7,038	(79,952)
FNB Corp.	64,605	(553,665)
Hancock Holding Co.	16,500	(441,870)
Nara Bancorp, Inc.*	75,768	(459,912)
PacWest Bancorp	12,600	(175,644)
Park Sterling Corp.*	11,099	(37,959)
Prosperity Bancshares, Inc.	9,200	(300,656)
Susquehanna Bancshares, Inc.	243,487	(1,331,874)
SVB Financial Group*	10,100	(373,700)
TCF Financial Corp.	34,200	(313,272)
Trustmark Corp.	25,200	(457,380)
Valley National Bancorp	40,771	(431,765)
Wintrust Financial Corp.	35,026	(904,021)
Zions Bancorporation	13,500	(189,945)

		(7,112,537)

Commercial Services & Supplies — (0.1)%
Avis Budget Group, Inc.*	40,344	(390,126)
Brink’s Co. (The)	1,000	(23,310)
CBIZ, Inc.*	24,896	(164,065)
Cintas Corp.	9,000	(253,260)
Coinstar, Inc.*	19,085	(763,400)
CoStar Group, Inc.*	4,300	(223,471)
Covanta Holding Corp.	12,500	(189,875)
Healthcare Services Group, Inc.	6,600	(106,524)
Iron Mountain, Inc.	18,800	(594,456)
KAR Auction Services, Inc.*	29,200	(353,612)
Mine Safety Appliances Co.	3,800	(102,448)
Rollins, Inc.	2,600	(48,646)
Stericycle, Inc.*	2,400	(193,728)
Waste Connections, Inc.	5,400	(182,628)
Waste Management, Inc.	15,400	(501,424)

		(4,090,973)

Communications Equipment
Ciena Corp.*	94,071	(1,053,595)

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
Echostar Corp. (Class A Stock)*	1,100	$(24,871)
JDS Uniphase Corp.*	27,400	(273,178)

		(1,351,644)

Computer Services & Software
Take-Two Interactive Software, Inc.*	55,811	(709,916)

Computers & Peripherals
Intevac, Inc.*	4,900	(34,251)
Stratasys, Inc.*	2,900	(53,766)
Unisys Corp.*	4,025	(63,152)

		(151,169)

Construction & Engineering
Aecom Technology Corp.*	3,800	(67,146)
Granite Construction, Inc.	14,200	(266,534)
Quanta Services, Inc.*	30,700	(576,853)
Shaw Group, Inc. (The)*	5,600	(121,744)
Trex Co., Inc.*	16,109	(258,227)

		(1,290,504)

Consumer Products
Fortune Brands Home & Security, Inc.*	469	(5,816)

Consumer Products & Services
Central Garden & Pet Co. (Class A Stock)*	12,562	(88,939)
Fortune Brands, Inc.*	469	(19,492)

		(108,431)

Containers & Packaging
Aptargroup, Inc.	3,100	(138,477)
Ball Corp.	5,600	(173,712)
Bemis Co., Inc.	16,200	(474,822)
Greif, Inc. (Class A Stock)	600	(25,734)
Silgan Holdings, Inc.	12,600	(462,924)

		(1,275,669)

Diversified Consumer Services
Matthews International Corp. (Class A Stock)	11,500	(353,740)
Regis Corp.	62,460	(880,061)
Weight Watchers International, Inc.	5,100	(297,075)

		(1,530,876)

Diversified Financial Services — (0.1)%
BGC Partners, Inc. (Class A Stock)	18,996	(114,546)
Boston Private Financial Holdings, Inc.	6,328	(37,209)
CBOE Holdings, Inc.	24,300	(594,621)
Deutsche Boerse AG (Germany)*	35,699	(1,805,492)
Intercontinentalexchange, Inc.*	3,400	(402,084)
Leucadia National Corp.	1,200	(27,216)
MF Global Holdings Ltd.*	23,369	(96,514)
Moody’s Corp.	3,700	(112,665)
MSCI, Inc. (Class A Stock)*	17,600	(533,808)
Penson Worldwide, Inc.*	35,206	(51,049)

		(3,775,204)

Diversified Telecommunication Services
Frontier Communications Corp.	48,960	(299,146)
tw telecom, Inc.*	8,100	(133,812)
Windstream Corp.	96,669	(1,127,161)

		(1,560,119)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities — (0.2)%
Cleco Corp.	6,500	$(221,910)
Duke Energy Corp.	242,405	(4,845,676)
Exelon Corp.	116,170	(4,950,004)
Hawaiian Electric Industries, Inc.	22,100	(536,588)
Northeast Utilities	25,124	(845,423)
Pepco Holdings, Inc.	9,800	(185,416)
PNM Resources, Inc.	13,100	(215,233)
PPL Corp.	6,430	(183,512)
Southern Co.	5,700	(241,509)
Westar Energy, Inc.	20,200	(533,684)

		(12,758,955)

Electrical Equipment
Acuity Brands, Inc.	9,400	(338,776)
General Cable Corp.*	16,112	(376,215)
GrafTech International Ltd.*	31,600	(401,320)
Woodward, Inc.	2,200	(60,280)

		(1,176,591)

Electronic Equipment, Instruments & Components
Amphenol Corp. (Class A Stock)	5,500	(224,235)
FLIR Systems, Inc.	22,900	(573,645)
IPG Photonics Corp.*	4,900	(212,856)
Molex, Inc.	28,422	(578,956)
National Instruments Corp.	14,700	(336,042)
Trimble Navigation Ltd.*	2,900	(97,295)
Vishay Precision Group, Inc.*	4,400	(57,992)

		(2,081,021)

Energy – Alternate Sources
LDK Solar Co. Ltd. (Cayman Islands), ADR*	298	(930)

Energy Equipment & Services — (0.1)%
Cameron International Corp.*	1,900	(78,926)
CARBO Ceramics, Inc.	4,000	(410,120)
Dresser-Rand Group, Inc.*	11,900	(482,307)
Dril-Quip, Inc.*	9,300	(501,363)
Exterran Holdings, Inc.*	7,253	(70,499)
FMC Technologies, Inc.*	15,000	(564,000)
Lufkin Industries, Inc.	2,600	(138,346)
Rowan Cos., Inc.*	16,200	(489,078)
Schlumberger Ltd. (Netherlands)	7,900	(471,867)
Superior Energy Services, Inc.*	1,200	(31,488)
Tidewater, Inc.	11,100	(466,755)

		(3,704,749)

Entertainment & Leisure
Carnival Corp. (Panama)	43,382	(1,314,475)

Farming & Agriculture
Universal Corp.	4,161	(149,213)

Food & Staples Retailing
Costco Wholesale Corp.	7,500	(615,900)
Ruddick Corp.	8,900	(347,011)
Safeway, Inc.	2,200	(36,586)
Walgreen Co.	700	(23,023)

		(1,022,520)

Food Products — (0.1)%
Chiquita Brands International, Inc.*	9,998	(83,383)
Conagra Foods, Inc.	3,200	(77,504)
Flowers Foods, Inc.	12,150	(236,439)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Green Mountain Coffee Roasters, Inc.*	7,900	$(734,226)
Hain Celestial Group, Inc. (The)*	7,100	(216,905)
Kraft Foods, Inc. (Class A Stock)	2,300	(77,234)
Lancaster Colony Corp.	7,000	(427,070)
Nash-Finch Co.	1,141	(30,727)
Tootsie Roll Industries, Inc.	15,178	(366,093)
TreeHouse Foods, Inc.*	1,500	(92,760)

		(2,342,341)

Gas Utilities — (0.1)%
AGL Resources, Inc.	28,696	(1,169,075)
National Fuel Gas Co.	7,300	(355,364)
Northwest Natural Gas Co.	5,700	(251,370)
WGL Holdings, Inc.	15,800	(617,306)

		(2,393,115)

Healthcare Equipment & Supplies
China Medical Technologies, Inc. (Cayman Islands), ADR*	21,046	(105,230)
DENTSPLY International, Inc.	15,700	(481,833)
Edwards Lifesciences Corp.*	8,300	(591,624)
Gen-Probe, Inc.*	8,100	(463,725)
Kinetic Concepts, Inc.*	17	(1,120)
Palomar Medical Technologies, Inc.*	3,100	(24,428)
ResMed, Inc.*	20,100	(578,679)

		(2,246,639)

Healthcare Providers & Services — (0.1)%
Brookdale Senior Living, Inc.*	28,900	(362,406)
Catalyst Health Solutions, Inc.*	2,100	(121,149)
Henry Schein, Inc.*	6,000	(372,060)
HMS Holdings Corp.*	12,900	(314,631)
LifePoint Hospitals, Inc.*	5,600	(205,184)
McKesson Corp.	6,100	(443,470)
Mednax, Inc.*	1,800	(112,752)
Metropolitan Health Networks, Inc.*	11,089	(50,344)
Omnicare, Inc.	27,481	(698,842)
Owens & Minor, Inc.	17,900	(509,792)
Patterson Cos., Inc.	13,000	(372,190)
VCA Antech, Inc.*	23,800	(380,324)

		(3,943,144)

Healthcare Technology
Allscripts Healthcare Solutions, Inc.*	3,300	(59,466)
Cerner Corp.*	10,200	(698,904)

		(758,370)

Hotels, Restaurants & Leisure — (0.1)%
Boyd Gaming Corp.*	28,500	(139,650)
Gaylord Entertainment Co.*	5,297	(102,444)
Hyatt Hotels Corp. (Class A Stock)*	6,600	(207,042)
Las Vegas Sands Corp.*	15,200	(582,768)
Marriott International, Inc. (Class A Stock)	10,643	(289,915)
MGM Resorts International*	74,300	(690,247)
Orient-Express Hotels Ltd. (Bermuda)
(Class A Stock)*	14,100	(97,431)
Scientific Games Corp. (Class A Stock)*	28,600	(203,632)
Starbucks Corp.	12,900	(481,041)
Starwood Hotels & Resorts Worldwide, Inc.	15,100	(586,182)

		(3,380,352)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Durables — (0.1)%
D.R. Horton, Inc.	93,804	$(847,988)
KB Home	30,200	(176,972)
Lennar Corp. (Class A Stock)	112,055	(1,517,225)
MDC Holdings, Inc.	18,500	(313,390)
NVR, Inc.*	700	(422,786)
Ryland Group, Inc.	18,100	(192,765)
Toll Brothers, Inc.*	30,700	(443,001)

		(3,914,127)

Household Products
Church & Dwight Co., Inc.	10,100	(446,420)
Colgate-Palmolive Co.	800	(70,944)
Energizer Holdings, Inc.*	3,500	(232,540)

		(749,904)

Independent Power Producers & Energy Traders
Calpine Corp.*	39,500	(556,160)

Industrial Conglomerates
Carlisle Cos., Inc.	1,800	(57,384)
Danaher Corp.	14,600	(612,324)

		(669,708)

Insurance — (0.2)%
American Equity Investment Life Holding Co.	47,851	(418,696)
Aon Corp.	11,200	(470,176)
Arch Capital Group Ltd. (Bermuda)*	16,800	(548,940)
Arthur J. Gallagher & Co.	12,600	(331,380)
Brown & Brown, Inc.	8,400	(149,520)
Cincinnati Financial Corp.	3,500	(92,155)
CNO Financial Group, Inc.*	169,840	(918,834)
Fidelity National Financial, Inc.	41,300	(626,934)
First American Financial Corp.	31,500	(403,200)
Infinity Property & Casualty Corp.	900	(47,232)
Lincoln National Corp.	39,379	(615,494)
Markel Corp.*	900	(321,417)
MGIC Investment Corp.*	42,419	(79,324)
National Financial Partners Corp.*	48,487	(530,448)
Old Republic International Corp.	54,000	(481,680)
Progressive Corp. (The)	7,800	(138,528)
Radian Group, Inc.	23,793	(52,107)
RenaissanceRe Holdings Ltd. (Bermuda)	9,400	(599,720)
Stewart Information Services Corp.	21,363	(188,849)
W.R. Berkley Corp.	18,600	(552,234)
XL Group PLC (Ireland)	24,200	(454,960)

		(8,021,828)

Internet & Catalog Retail — (0.1)%
Amazon.com, Inc.*	3,300	(713,559)
priceline.com, Inc.*	4,673	(2,100,327)

		(2,813,886)

Internet Software & Services — (0.1)%
AOL, Inc.*	37,900	(454,800)
Digital River, Inc.*	18,492	(383,339)
Equinix, Inc.*	18,917	(1,680,397)
Rackspace Hosting, Inc.*	14,800	(505,272)
VeriSign, Inc.	36,278	(1,037,914)
WebMD Health Corp.*	7,900	(238,185)
Yahoo!, Inc.*	1,400	(18,424)

		(4,318,331)

	Shares	Value
COMMON STOCKS (Continued)
IT Services — (0.1)%
ACXiom Corp.*	6,600	$(70,224)
Alliance Data Systems Corp.*	43,102	(3,995,555)
Cognizant Technology Solutions Corp. (Class A Stock)*	2,300	(144,210)
Convergys Corp.*	70,009	(656,684)
Corelogic, Inc. United States*	9,000	(96,030)
FleetCor Technologies, Inc.*	2,300	(60,398)
Gartner, Inc.*	5,100	(177,837)
Genpact Ltd. (Bermuda)*	3,600	(51,804)
Global Payments, Inc.	2,600	(105,014)
Jack Henry & Associates, Inc.	18,200	(527,436)
Mantech International Corp. (Class A Stock)	1,700	(53,346)
NeuStar, Inc. (Class A Stock)*	7,700	(193,578)
Teradata Corp.*	11,500	(615,595)
VeriFone Systems, Inc.*	15,400	(539,308)
Wright Express Corp.*	2,900	(110,316)

		(7,397,335)

Leisure Equipment & Products
Brunswick Corp.	2,300	(32,292)
Callaway Golf Co.	18,300	(94,611)

		(126,903)

Life Sciences Tools & Services
Bio-Rad Laboratories, Inc. (Class A Stock)*	1,700	(154,309)
Furiex Pharmaceuticals, Inc.*	1,383	(19,680)
Illumina, Inc.*	11,800	(482,856)

		(656,845)

Machinery — (0.1)%
Chart Industries, Inc.*	1,969	(83,033)
Flowserve Corp.	6,600	(488,400)
Harsco Corp.	1,000	(19,390)
IDEX Corp.	800	(24,928)
Joy Global, Inc.	7,200	(449,136)
Manitowoc Co., Inc. (The)	37,500	(251,625)
Meritor, Inc.*	10,200	(72,012)
Navistar International Corp.*	17,284	(555,162)
Pentair, Inc.	1,200	(38,412)
Terex Corp.*	67,385	(691,370)
Trinity Industries, Inc.	21,200	(453,892)
Valmont Industries, Inc.	3,700	(288,378)

		(3,415,738)

Manufacturing
Eastman Kodak Co.*	32,075	(25,022)

Marine
Genco Shipping & Trading Ltd. (Marshall Islands)*	9,350	(73,024)

Media — (0.1)%
Central European Media Enterprises Ltd. (Bermuda) (Class A Stock)*	10,000	(78,100)
Charter Communications, Inc.*	2,900	(135,836)
Discovery Communications, Inc. (Class A Stock)*	4,200	(158,004)
DreamWorks Animation SKG, Inc. (Class A Stock)*	29,300	(532,674)
Interpublic Group of Cos., Inc. (The)	12,000	(86,400)
Lamar Advertising Co. (Class A Stock)*	20,700	(352,521)
Liberty Global, Inc. (Class A Stock)*	38,025	(1,375,744)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
McGraw-Hill Cos., Inc. (The)	2,300	$(94,300)
Morningstar, Inc.	3,800	(214,472)
New York Times Co. (The) (Class A Stock)*	58,600	(340,466)
Nielsen Holdings NV (Netherlands)*	893	(23,289)
Regal Entertainment Group (Class A Stock)	26,700	(313,458)
Scholastic Corp.	4,100	(114,923)
Sirius XM Radio, Inc.*	795,510	(1,201,220)
Virgin Media, Inc.	61,479	(1,497,014)

		(6,518,421)

Metals & Mining — (0.2)%
Agnico-Eagle Mines Ltd. (Canada)	11,057	(661,056)
Allegheny Technologies, Inc.	53,448	(1,977,042)
Allied Nevada Gold Corp.*	18,200	(651,742)
ArcelorMittal (Luxembourg)	10,073	(160,261)
Aurico Gold, Inc. (Canada)*	102,779	(970,020)
BHP Billiton Ltd. (Australia), ADR	26,084	(1,733,021)
Carpenter Technology Corp.	12,500	(561,125)
Compass Minerals International, Inc.	800	(53,424)
Jaguar Mining, Inc. (Canada)*	49,375	(232,062)
Kinross Gold Corp. (Canada)	2,768	(40,911)
Molycorp, Inc.*	12,300	(404,301)
Northgate Minerals Corp. (Canada)*	117,916	(389,123)
Royal Gold, Inc.	10,300	(659,818)
RTI International Metals, Inc.*	20,334	(474,189)
Sterlite Industries India Ltd. (India), ADR	7,594	(69,941)
Stillwater Mining Co.*	29,542	(251,107)
Titanium Metals Corp.	8,600	(128,828)
United States Steel Corp.	20,600	(453,406)

		(9,871,377)

Multiline Retail
Dillard’s, Inc. (Class A Stock)	600	(26,088)
Dollar General Corp.*	5,300	(200,128)
J.C. Penney Co., Inc.	20,800	(557,024)
Saks, Inc.*	52,033	(455,289)

		(1,238,529)

Multi-Utilities — (0.1)%
Black Hills Corp.	11,200	(343,168)
CenterPoint Energy, Inc.	30,800	(604,296)
CH Energy Group, Inc.	1,200	(62,604)
Consolidated Edison, Inc.	12,400	(707,048)
Dominion Resources, Inc.	800	(40,616)
Integrys Energy Group, Inc.	5,100	(247,962)
Nisource, Inc.	6,400	(136,832)
Vectren Corp.	19,600	(530,768)

		(2,673,294)

Oil, Gas & Consumable Fuels — (0.2)%
Alpha Natural Resources, Inc.*	18,200	(321,958)
Bill Barrett Corp.*	12,800	(463,872)
Brigham Exploration Co.*	21,200	(535,512)
Chesapeake Energy Corp.	16,500	(421,575)
Comstock Resources, Inc.*	18,800	(290,648)
Concho Resources, Inc.*	6,800	(483,752)
Dawson Geophysical Co.*	2,518	(59,374)
El Paso Corp.	18,300	(319,884)
Energy Transfer Equity LP	8,221	(285,926)
Energy XXI Bermuda Ltd. (Bermuda)*	14,604	(313,256)
EOG Resources, Inc.	6,300	(447,363)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Green Plains Renewable Energy, Inc.*	23,842	$(222,446)
Patriot Coal Corp.*	13,700	(115,902)
Petrominerales Ltd. (Canada)	5,683	(111,718)
Pioneer Natural Resources Co.	18,600	(1,223,322)
Plains Exploration & Production Co.*	16,100	(365,631)
Polarcus Ltd. (Cayman Islands)*	26,365	(13,244)
Quicksilver Resources, Inc.*	44,500	(337,310)
Royal Dutch Shell PLC (United Kingdom) (Class B Stock), ADR	64,908	(4,027,541)
SandRidge Energy, Inc.*	57,000	(316,920)
Sunoco, Inc.	12,300	(381,423)
Teekay Corp. (Marshall Islands)	11,700	(264,537)
Western Refining, Inc.*	112,067	(1,396,355)
Whiting Petroleum Corp.*	340	(11,927)

		(12,731,396)

Paper & Forest Products
International Paper Co.	1,700	(39,525)
Louisiana-Pacific Corp.*	46,200	(235,620)
Meadwestvaco Corp.	10,700	(262,792)
Sino-Forest Corp. (Canada)*	4,608	(5,069)

		(543,006)

Personal Products
Lauder, (Estee) Cos., Inc. (Class A Stock)	2,400	(210,816)

Pharmaceuticals — (0.1)%
Express Scripts, Inc.*	52,560	(1,948,399)
Hospira, Inc.*	10,100	(373,700)
Mylan, Inc.*	23,800	(404,600)

		(2,726,699)

Professional Services
FTI Consulting, Inc.*	20,307	(747,501)
IHS, Inc. (Class A Stock)*	8,200	(613,442)

		(1,360,943)

Real Estate
Avatar Holdings, Inc.*	4,513	(36,916)

Real Estate Investment Trusts — (0.2)%
Alexandria Real Estate Equities, Inc.	2,800	(171,892)
Apartment Investment & Management Co. (Class A Stock)	1,700	(37,604)
AvalonBay Communities, Inc.	4,760	(542,878)
BioMed Realty Trust, Inc.	34,378	(569,643)
Boston Properties, Inc.	9,343	(832,461)
BRE Properties, Inc.	1,000	(42,340)
Cousins Properties, Inc.	20,000	(117,000)
DDR Corp.	45,290	(493,661)
Equity Residential	7,700	(399,399)
Essex Property Trust, Inc.	4,400	(528,176)
Federal Realty Investment Trust	5,000	(412,050)
General Growth Properties, Inc.	16,000	(193,600)
HCP, Inc.	8,000	(280,480)
Highwoods Properties, Inc.	16,900	(477,594)
Home Properties, Inc.	3,900	(221,364)
Host Hotels & Resorts, Inc.	69,809	(763,710)
Kilroy Realty Corp.	13,423	(420,140)
Lexington Realty Trust	43,792	(286,400)
Macerich Co. (The)	3,700	(157,731)
NorthStar Realty Finance Corp.	14,473	(47,761)
Plum Creek Timber Co., Inc.	16,100	(558,831)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
Prologis, Inc.	1,219	$(29,561)
Rayonier, Inc.	10,500	(386,295)
Regency Centers Corp.	6,000	(211,980)
SL Green Realty Corp.	9,925	(577,139)
Taubman Centers, Inc.	7,700	(387,387)
UDR, Inc.	6,500	(143,910)
Weingarten Realty Investors	7,800	(165,126)
Weyerhaeuser Co.	4,500	(69,975)

		(9,526,088)

Retail & Merchandising
Liz Claiborne, Inc.*	188,574	(942,870)

Road & Rail
Hertz Global Holdings, Inc.*	167,429	(1,490,118)

Savings & Loan
BankUnited, Inc.	1,601	(33,237)
Brookline Bancorp, Inc.	25,496	(196,574)

		(229,811)

Semiconductors & Semiconductor Equipment — (0.1)%
Advanced Micro Devices, Inc.*	34,200	(173,736)
Broadcom Corp. (Class A Stock)*	4,900	(163,121)
Cree, Inc.*	21,100	(548,178)
Cymer, Inc.*	9,500	(353,210)
Integrated Device Technology, Inc.*	55,300	(284,795)
Microchip Technology, Inc.	19,900	(619,089)
Micron Technology, Inc.*	5,100	(25,704)
Novellus Systems, Inc.*	20,257	(552,206)
ON Semiconductor Corp.*	52,300	(374,991)
Photronics, Inc.*	521	(2,595)
Rambus, Inc.*	20,768	(290,752)
RF Micro Devices, Inc.*	108,700	(689,158)
Semtech Corp.*	3,700	(78,070)
Silicon Laboratories, Inc.*	9,500	(318,345)
Teradyne, Inc.*	37,400	(411,774)
Xilinx, Inc.	27,280	(748,563)

		(5,634,287)

Software — (0.1)%
Advent Software, Inc.*	5,200	(108,420)
Ariba, Inc.*	8,800	(243,848)
Compuware Corp.*	37,700	(288,782)
Concur Technologies, Inc.*	13,900	(517,358)
Electronic Arts, Inc.*	23,700	(484,665)
Fortinet, Inc.*	12,100	(203,280)
Rovi Corp.*	12,600	(541,548)
salesforce.com, Inc.*	4,600	(525,688)

		(2,913,589)

Specialty Retail — (0.1)%
Aaron’s, Inc.	4,900	(123,725)
Collective Brands, Inc.*	24,200	(313,632)
OfficeMax, Inc.*	20,200	(97,970)
RadioShack Corp.	18,800	(218,456)
Sonic Automotive, Inc. (Class A Stock)	164,269	(1,772,463)
Tiffany & Co.	9,000	(547,380)
Urban Outfitters, Inc.*	13,300	(296,856)

		(3,370,482)

Telecommunications
Level 3 Communications, Inc.*	1,159,741	(1,728,014)

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods
Deckers Outdoor Corp.*	6,300	$(587,538)
Hanesbrands, Inc.*	7,000	(175,070)
K-Swiss, Inc. (Class A Stock)*	10,900	(46,325)
PVH Corp.	2,800	(163,072)
Ralph Lauren Corp.	5,100	(661,470)
Under Armour, Inc. (Class A Stock)*	8,900	(591,049)

		(2,224,524)

Thrifts & Mortgage Finance
Astoria Financial Corp.	3,900	(29,991)
First Niagara Financial Group, Inc.	9,700	(88,755)

		(118,746)

Tobacco
Altria Group, Inc.	14,500	(388,745)

Trading Companies & Distributors — (0.1)%
Air Lease Corp.*	26,500	(508,800)
Fastenal Co.	8,900	(296,192)
GATX Corp.	17,800	(551,622)
Kaman Corp.	14,286	(397,865)
United Rentals, Inc.*	56,651	(954,003)
Watsco, Inc.	4,900	(250,390)

		(2,958,872)

Transportation
Ultrapetrol Bahamas Ltd. (Bahamas)*	9,419	(21,381)

Water Utilities
Aqua America, Inc.	8,100	(174,717)

Wireless Telecommunication Services — (0.1)%
American Tower Corp. (Class A Stock)*	8,700	(468,060)
Crown Castle International Corp.*	4,400	(178,948)
Leap Wireless International, Inc.*	15,500	(106,950)
Powerwave Technologies, Inc.*	97,821	(168,252)
SBA Communications Corp. (Class A Stock)*	17,200	(593,056)
Telephone & Data Systems, Inc.	225,524	(4,792,385)

		(6,307,651)

TOTAL COMMON STOCKS (proceeds received $219,029,529)		(188,852,396)

EXCHANGE TRADED FUNDS — (0.2)%
iShares Silver Trust*	2,371	(68,593)
SPDR Barclays Capital High Yield Bond	238,163	(8,619,119)
SPDR Gold Trust*	3,296	(521,032)

TOTAL EXCHANGE TRADED FUNDS (proceeds received $9,877,155)		(9,208,744)

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — (0.1)%
Federal National Mortgage Assoc.
4.000%	TBA	4,000	(4,192,500)
5.500%	TBA	3,000	(3,249,844)

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (proceeds received $7,390,000)			(7,442,344)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS — (1.0)%
U.S. Treasury Notes
0.625%	01/31/13	$3,200	$(3,217,501)
0.375%	06/30/13	50,000	(50,109,500)

TOTAL U.S. TREASURY OBLIGATIONS (proceeds received $53,359,791)			(53,327,001)

TOTAL SECURITIES SOLD SHORT (proceeds received $289,656,475)			(258,830,485)

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN* — (0.1)%
Call Options
90 Day Euro Dollar Futures,
expiring 03/19/12, Strike Price $99.38		288,000	(135,000)
Interest Rate Swap Options,
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 10/11/11	Royal Bank of Scotland	1,300	(33,386)
Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, expiring 11/14/11	Citigroup Global Markets	1,300	(102,522)
Motorola Mobility Holding, Inc.,
expiring 01/21/12, Strike Price $40.00		5	(500)
Option on forward 1 year swap rate,
expiring 10/11/11, Strike Price $ — (q)	Goldman Sachs & Co.	900	(3,362)
expiring 10/11/11, Strike Price $ — (q)	JPMorgan Chase	1,000	(3,736)
expiring 10/11/11, Strike Price $ — (q)	JPMorgan Chase	700	(2,615)
expiring 10/11/11, Strike Price $ — (q)	Morgan Stanley	2,100	(21,331)
expiring 10/11/11, Strike Price $ — (q)	Morgan Stanley	1,100	(4,109)
expiring 11/14/11, Strike Price $ — (q)	Morgan Stanley	3,500	(36,402)
expiring 11/14/11, Strike Price $ — (q)	Morgan Stanley	2,400	(24,961)
Ralcorp Holdings, Inc.,
expiring 10/22/11, Strike Price $95.00		2	(345)
S&P 500 Index,
expiring 10/22/11, Strike Price $1,250.00		12	(37,200)
expiring 12/17/11, Strike Price $1,275.00		50	(710,710)
Southern Union Co.,
expiring 12/17/11, Strike Price $45.00		3	(500)

			(1,116,679)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options — (0.1)%
90 Day Euro Dollar Futures,
expiring 03/19/12, Strike Price $99.38			$288,000	$(109,800)
10 Year U.S. Treasury Note Futures,
expiring 10/21/11, Strike Price $128.50			1,700	(5,313)
Currency Option EUR vs USD,
expiring 10/10/11, @ FX Rate 1.37		EUR	1,500	(36,600)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 03/12/20, Strike Price $215.95	Citigroup Global Markets		1,000	(3,370)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets		2,700	(9,574)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		500	(1,979)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		500	(1,979)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		300	(1,188)
expiring 10/13/20, Strike Price $218.01	Deutsche Bank		500	(2,932)
Interest Rate Swap Options,
Receive a fixed rate of 3.75% and pay a floating rate based on 3-month LIBOR, expiring 11/14/11	Citigroup Global Markets		1,300	(13)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank		900	(534)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland		900	(534)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Bank of America		1,600	(746)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Bank of America		1,400	(653)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group		1,900	(886)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group		600	(280)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Citigroup Global Markets	$1,900	$(886)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Citigroup Global Markets	1,000	(466)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	1,000	(466)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	900	(420)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	1,700	(793)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	1,000	(466)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	1,200	(1)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	300	—
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Royal Bank of Scotland	600	(1)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Bank of America	8,600	(5,898)
Receive a fixed rate of 2.25% and pay afloating rate based on 3-month LIBOR,expiring 09/24/12	Bank of America	500	(343)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Citigroup Global Markets	$4,000	$(2,743)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Goldman Sachs & Co.	300	(206)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Morgan Stanley	200	(137)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Royal Bank of Scotland	10,100	(6,926)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Royal Bank of Scotland	8,100	(5,555)
Receive a fixed rate of 1.00% and pay a floating rate based on 3-month LIBOR, expiring 11/19/12	Goldman Sachs & Co.	2,200	(2,698)
Receive a fixed rate of 1.75% and pay a floating rate based on 3-month LIBOR, expiring 07/11/13	Deutsche Bank	9,600	(15,927)
S&P 500 Index,
expiring 10/22/11, Strike Price $950.00		12	(70,680)
expiring 10/22/11, Strike Price $1,225.00		17	(1,468,880)
expiring 12/17/11, Strike Price $1,150.00		62	(533,820)
expiring 12/17/11, Strike Price $1,155.00		2	(192,000)
expiring 12/17/11, Strike Price $1,160.00		2	(200,970)

			(2,686,663)

TOTAL OPTIONS WRITTEN (premiums received $3,723,096)			(3,803,342)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 99.4% (cost $5,564,138,028)			5,360,600,173
Other assets in excess of liabilities(x) — 0.6%			34,278,600

NET ASSETS — 100.0%			$5,394,878,773

The following abbreviations are used in the Portfolio descriptions:

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

144A	Security was purchased pursuant to Rule 144A under the Securiites Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A are deemed to be liquid.
ADR	American Depositary Receipt
ADS	American Depositary Security
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
CVT	Convertible Security
EAFE	Europe, Australia, Far East
FDIC	Federal Deposit Insurance Corp.
iBoxx	Bond Market Indices
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
NR	Not Rated by Moody’s or Standard & Poor’s
NSA	Non-Seasonally Adjusted
NYSE	New York Stock Exchange
PIK	Payment-in-Kind
PRFC	Preference Shares
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit
SLM	Student Loan Mortgage
SPDR	Standard & Poor’s Depositary Receipts
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
UTS	Unit Trust Security
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $129,801,856; cash collateral of $134,823,280 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2011.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(n)	Rates shown are the effective yields at purchase date.
(q)	Exercise price and final cost determined on a future date, based upon the implied volatility.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at September 30, 2011.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Financial futures contracts open at September 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized Appreciation (Depreciation)(1)
Long Positions:
238	90 Day Euro Dollar	Mar. 2012	$59,199,725	$59,148,950	$(50,775)
31	90 Day Euro Dollar	Mar. 2013	7,666,600	7,703,500	36,900
106	90 Day Euro Dollar	Jun. 2013	26,106,125	26,322,450	216,325
34	90 Day Euro Dollar	Sep. 2013	8,391,400	8,433,700	42,300
73	90 Day Euro Dollar	Dec. 2013	17,973,688	18,077,538	103,850
5	90 Day Euro Euribor	Sep. 2013	1,650,316	1,651,488	1,172
5	90 Day Euro Euribor	Dec. 2013	1,647,519	1,649,311	1,792
119	5 Year Euro-Bobl	Dec. 2011	19,503,235	19,471,162	(32,073)
18	5 Year U.S. Treasury Notes	Dec. 2011	2,198,672	2,204,719	6,047
43	10 Year Canadian Bonds	Dec. 2011	5,358,212	5,453,889	95,677
244	10 Year Euro-Bund	Dec. 2011	44,661,433	44,618,320	(43,113)
9	10 Year Japanese Bonds	Dec. 2011	16,636,717	16,596,266	(40,451)
99	10 Year Mini Japanese Government Bonds	Dec. 2011	18,326,488	18,257,176	(69,312)
49	10 Year U.K. Gilt	Dec. 2011	9,874,982	9,932,649	57,667
718	10 Year U.S. Treasury Notes	Dec. 2011	92,918,351	93,407,312	488,961
400	CBOE VIX Index	Dec. 2011	12,984,300	13,920,000	935,700
2	DAX Index	Dec. 2011	336,779	366,488	29,709
7	FTSE/MIB Index	Dec. 2011	631,657	691,644	59,987
2	IBEX 35 Index	Oct. 2011	213,716	227,877	14,161
293	S&P 500	Dec. 2011	84,405,975	82,479,500	(1,926,475)
73	S&P 500 E-Mini	Dec. 2011	4,355,362	4,109,900	(245,462)

					(317,413)

Short Positions:
130	2 Year U.S. Treasury Notes	Dec. 2011	28,664,609	28,626,406	38,203
77	5 Year U.S. Treasury Notes	Dec. 2011	9,444,758	9,431,297	13,461
774	10 Year Australian Bonds	Dec. 2011	637,456,658	636,727,990	728,668
358	10 Year Canadian Bonds	Dec. 2011	44,505,433	45,406,795	(901,362)
9	10 Year U.K. Gilt	Dec. 2011	1,819,951	1,824,364	(4,413)
54	10 Year U.S. Treasury Notes	Dec. 2011	6,987,812	7,025,062	(37,250)
9	Amsterdam Index	Oct. 2011	646,052	676,558	(30,506)
1	FTSE 100 Index	Dec. 2011	81,136	79,382	1,754
18	Hang Seng Index	Oct. 2011	2,058,742	2,013,252	45,490
275	S&P 500 E-Mini	Dec. 2011	16,205,717	15,482,500	723,217
13	S&P/TSX 60 Index	Dec. 2011	1,742,826	1,649,222	93,604
58	SPI 200 Index	Dec. 2011	5,657,430	5,612,650	44,780
61	Topix Index	Dec. 2011	5,854,039	5,990,860	(136,821)

					578,825

					$261,412

Commodity futures contracts open at September 30, 2011:
Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized Appreciation (Depreciation)(1)
Long Positions:
38	Brent Crude	Nov. 2011	$4,221,160	$3,904,880	$(316,280)
79	Brent Crude	Dec. 2011	8,625,590	7,969,520	(656,070)
15	Coffee ‘C’	Dec. 2011	1,416,263	1,287,563	(128,700)
23	Coffee ‘C’	Mar. 2012	2,359,800	2,001,431	(358,369)
145	Corn	Dec. 2011	5,022,125	4,295,625	(726,500)
153	Corn	Mar. 2012	5,750,250	4,633,988	(1,116,262)
25	Cotton No. 2	Dec. 2011	1,471,190	1,252,375	(218,815)
42	Cotton No. 2	Mar. 2012	2,149,230	2,045,820	(103,410)
32	Gas Oil (ICE)	Nov. 2011	2,970,950	2,814,400	(156,550)
120	Gas Oil (ICE)	Dec. 2011	11,108,375	10,470,000	(638,375)
5	Gasoline RBOB	Nov. 2011	591,276	533,001	(58,275)
19	Gasoline RBOB	Dec. 2011	2,137,603	1,992,606	(144,997)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Commodity futures contracts open at September 30, 2011 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized Appreciation (Depreciation)(1)
Long Positions (cont’d.)
60	Gold 100 OZ	Dec. 2011	$9,579,070	$9,733,800	$154,730
110	Gold 100 OZ	Feb. 2012	19,114,480	17,866,200	(1,248,280)
8	Heating Oil	Nov. 2011	993,724	933,845	(59,879)
15	Heating Oil	Dec. 2011	1,880,088	1,750,140	(129,948)
52	Lean Hogs	Dec. 2011	1,802,480	1,826,240	23,760
25	Lean Hogs	Feb. 2012	883,820	915,750	31,930
74	Live Cattle	Dec. 2011	3,540,560	3,630,440	89,880
30	Live Cattle	Feb. 2012	1,474,020	1,489,800	15,780
78	LME Copper	Dec. 2011	18,421,006	13,683,150	(4,737,856)
14	LME Copper	Mar. 2012	3,053,625	2,463,125	(590,500)
58	LME Nickel	Dec. 2011	8,211,330	6,124,800	(2,086,530)
8	LME Nickel	Mar. 2012	1,014,192	846,384	(167,808)
162	LME PRI Aluminum	Dec. 2011	10,157,750	8,722,687	(1,435,063)
18	LME PRI Aluminum	Mar. 2012	1,091,687	977,512	(114,175)
4	LME Zinc	Dec. 2011	217,975	185,775	(32,200)
37	Natural Gas	Nov. 2011	1,499,450	1,356,420	(143,030)
116	Natural Gas	Dec. 2011	4,744,080	4,595,920	(148,160)
14	Silver	Dec. 2011	2,748,735	2,105,810	(642,925)
16	Silver	Mar. 2012	3,185,480	2,409,920	(775,560)
4	Soybean	Nov. 2011	275,100	235,800	(39,300)
128	Soybean	Jan. 2012	8,955,450	7,612,800	(1,342,650)
156	Sugar #11 (World)	Mar. 2012	4,940,275	4,418,669	(521,606)
85	Wheat	Dec. 2011	3,144,000	2,589,312	(554,688)
59	Wheat	Mar. 2012	2,333,200	1,907,175	(426,025)
58	WTI Crude	Nov. 2011	5,172,740	4,593,600	(579,140)
178	WTI Crude	Dec. 2011	15,454,470	14,120,740	(1,333,730)

					(21,415,576)

Short Positions:
49	LME Copper	Dec. 2011	10,526,250	8,595,825	1,930,425
3	LME Copper	Mar. 2012	545,750	527,813	17,937
36	LME Nickel	Dec. 2011	4,487,664	3,801,600	686,064
1	LME Nickel	Mar. 2012	108,192	105,798	2,394
69	LME PRI Aluminum	Dec. 2011	4,087,800	3,715,219	372,581
3	LME PRI Aluminum	Mar. 2012	167,544	162,919	4,625
1	Natural Gas	Nov. 2011	38,800	36,660	2,140

					3,016,166

					$(18,399,410)

(1)

Cash of $2,611,994 and U.S. Treasury Securities with a market value of $27,721,339 has been segregated to cover requirement for open futures contracts as of September 30, 2011. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of September 30, 2011.

Forward foreign currency exchange contracts outstanding at September 30, 2011:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 11/10/11	Citigroup Global Markets	AUD	247	$240,873	$237,742	$(3,131)
Expiring 12/21/11	Morgan Stanley	AUD	3,397	3,371,700	3,254,861	(116,839)
Expiring 12/21/11	Morgan Stanley	AUD	3,077	2,964,672	2,964,672	—
Expiring 12/21/11	Morgan Stanley	AUD	2,737	2,716,678	2,622,537	(94,141)
Expiring 12/21/11	Morgan Stanley	AUD	2,736	2,635,998	2,635,998	—
Expiring 12/21/11	UBS AG	AUD	2,800	2,911,592	2,682,564	(229,028)
Brazilian Real,
Expiring 11/03/11	Barclays Capital Group	BRL	22	13,518	11,782	(1,736)
Expiring 11/03/11	Hong Kong & Shanghai Bank	BRL	101	63,268	53,066	(10,202)
Expiring 11/03/11	Hong Kong & Shanghai Bank	BRL	75	46,865	39,308	(7,557)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2011 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real (cont’d.),
Expiring 11/03/11	Hong Kong & Shanghai Bank	BRL	20	$12,523	$10,547	$(1,976)
Expiring 11/03/11	Morgan Stanley	BRL	20	12,648	10,547	(2,101)
British Pound,
Expiring 12/21/11	Morgan Stanley	GBP	31,335	50,136,028	48,824,913	(1,311,115)
Expiring 12/21/11	Morgan Stanley	GBP	23,737	37,979,157	36,985,958	(993,199)
Expiring 12/21/11	Morgan Stanley	GBP	4,357	6,804,123	6,789,477	(14,646)
Expiring 12/21/11	Morgan Stanley	GBP	3,902	6,092,239	6,079,125	(13,114)
Expiring 12/21/11	Morgan Stanley	GBP	2,873	4,439,334	4,477,028	37,694
Expiring 12/21/11	Morgan Stanley	GBP	2,437	3,765,626	3,797,600	31,974
Expiring 12/21/11	Morgan Stanley	GBP	1,704	2,633,413	2,655,636	22,223
Expiring 12/21/11	Morgan Stanley	GBP	1,298	2,006,130	2,023,059	16,929
Expiring 12/21/11	UBS AG	GBP	312	494,253	486,919	(7,334)
Canadian Dollar,
Expiring 10/03/11	UBS Securities	CAD	322	313,184	307,258	(5,926)
Expiring 11/17/11	Citigroup Global Markets	CAD	241	233,616	229,719	(3,897)
Expiring 12/21/11	Morgan Stanley	CAD	9,626	9,741,715	9,169,522	(572,193)
Expiring 12/21/11	Morgan Stanley	CAD	7,292	7,379,862	6,946,396	(433,466)
Expiring 12/21/11	UBS AG	CAD	2,100	2,150,475	2,000,460	(150,015)
Chinese Yuan,
Expiring 11/15/11	Barclays Capital Group	CNY	523	81,401	81,943	542
Expiring 11/15/11	Citigroup Global Markets	CNY	3,145	484,145	492,793	8,648
Expiring 11/15/11	JPMorgan Chase	CNY	1,285	200,062	201,332	1,270
Expiring 11/15/11	Morgan Stanley	CNY	663	103,099	103,931	832
Expiring 02/13/12	Deutsche Bank	CNY	8,048	1,242,429	1,263,557	21,128
Expiring 02/13/12	Deutsche Bank	CNY	797	123,010	125,102	2,092
Expiring 06/01/12	Citigroup Global Markets	CNY	839	133,000	132,101	(899)
Expiring 06/01/12	Citigroup Global Markets	CNY	681	108,000	107,236	(764)
Expiring 06/01/12	JPMorgan Chase	CNY	4,392	696,000	691,734	(4,266)
Expiring 06/01/12	JPMorgan Chase	CNY	4,386	695,000	690,740	(4,260)
Expiring 06/01/12	JPMorgan Chase	CNY	1,386	220,000	218,357	(1,643)
Expiring 06/01/12	JPMorgan Chase	CNY	1,021	162,000	160,867	(1,133)
Expiring 02/01/13	Citigroup Global Markets	CNY	13,989	2,228,688	2,196,556	(32,132)
Expiring 02/01/13	Deutsche Bank	CNY	16,666	2,633,353	2,616,887	(16,466)
Expiring 08/05/13	Deutsche Bank	CNY	8,000	1,277,139	1,245,551	(31,588)
Expiring 08/05/13	Deutsche Bank	CNY	2,000	319,285	311,388	(7,897)
Expiring 08/05/13	UBS Securities	CNY	25,466	4,032,607	3,964,886	(67,721)
Expiring 08/05/13	UBS Securities	CNY	5,232	828,472	814,559	(13,913)
Expiring 04/25/14	Barclays Capital Group	CNY	1,972	324,000	307,199	(16,801)
Expiring 04/25/14	Citigroup Global Markets	CNY	4,685	768,000	729,970	(38,030)
Expiring 04/25/14	Citigroup Global Markets	CNY	1,604	264,000	249,899	(14,101)
Expiring 04/25/14	Goldman Sachs & Co.	CNY	2,814	462,000	438,403	(23,597)
Expiring 04/25/14	Hong Kong & Shanghai Bank	CNY	1,308	215,000	203,851	(11,149)
Expiring 04/25/14	JPMorgan Chase	CNY	2,811	462,000	438,043	(23,957)
Expiring 04/25/14	JPMorgan Chase	CNY	1,793	294,000	279,442	(14,558)
Expiring 04/25/14	Royal Bank of Scotland	CNY	4,687	768,000	730,269	(37,731)
Expiring 04/25/14	UBS Securities	CNY	1,318	216,000	205,304	(10,696)
Expiring 04/25/14	UBS Securities	CNY	1,311	216,000	204,294	(11,706)
Expiring 09/08/15	Barclays Capital Group	CNY	1,596	260,000	248,815	(11,185)
Expiring 09/08/15	Citigroup Global Markets	CNY	3,448	571,428	537,361	(34,067)
Expiring 09/08/15	Citigroup Global Markets	CNY	1,530	252,893	238,467	(14,426)
Expiring 09/08/15	Citigroup Global Markets	CNY	1,090	177,000	169,938	(7,062)
Expiring 09/08/15	Morgan Stanley	CNY	738	120,000	115,025	(4,975)
Expiring 09/08/15	Morgan Stanley	CNY	554	90,000	86,339	(3,661)
Euro,
Expiring 10/03/11	Barclays Capital Group	EUR	344	464,809	460,862	(3,947)
Expiring 10/03/11	Credit Suisse First Boston Corp.	EUR	496	666,624	664,499	(2,125)
Expiring 10/03/11	Credit Suisse First Boston Corp.	EUR	476	639,839	637,705	(2,134)
Expiring 10/03/11	Credit Suisse First Boston Corp.	EUR	406	548,587	543,925	(4,662)
Expiring 10/03/11	Hong Kong & Shanghai Bank	EUR	737	994,397	987,371	(7,026)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2011 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 10/03/11	JPMorgan Chase	EUR	479	$644,013	$641,724	$(2,289)
Expiring 10/03/11	Morgan Stanley	EUR	473	634,813	633,685	(1,128)
Expiring 10/03/11	UBS Securities	EUR	391	528,311	523,829	(4,482)
Expiring 10/06/11	Citigroup Global Markets	EUR	275	375,027	368,413	(6,614)
Expiring 10/06/11	JPMorgan Chase	EUR	253	343,852	338,941	(4,911)
Expiring 10/06/11	Royal Bank of Canada	EUR	511	696,750	684,579	(12,171)
Expiring 10/19/11	Deutsche Bank	EUR	177	252,783	237,101	(15,682)
Expiring 10/19/11	JPMorgan Chase	EUR	582	786,465	779,620	(6,845)
Expiring 12/13/11	Barclays Capital Group	EUR	516	703,150	691,087	(12,063)
Expiring 12/13/11	Citigroup Global Markets	EUR	3,802	5,155,512	5,092,078	(63,434)
Expiring 12/13/11	Citigroup Global Markets	EUR	3,747	5,080,932	5,018,415	(62,517)
Expiring 12/13/11	Goldman Sachs & Co.	EUR	3,372	4,533,654	4,516,172	(17,482)
Expiring 12/13/11	Goldman Sachs & Co.	EUR	223	299,824	298,668	(1,156)
Expiring 12/13/11	JPMorgan Chase	EUR	4,259	5,844,945	5,704,145	(140,800)
Expiring 12/13/11	JPMorgan Chase	EUR	1,057	1,428,205	1,415,657	(12,548)
Expiring 12/13/11	JPMorgan Chase	EUR	239	322,934	320,097	(2,837)
Expiring 12/13/11	Morgan Stanley	EUR	12,711	17,336,533	17,024,041	(312,492)
Expiring 12/13/11	Morgan Stanley	EUR	2,879	3,926,668	3,855,890	(70,778)
Expiring 12/13/11	Morgan Stanley	EUR	468	638,305	626,799	(11,506)
Expiring 12/21/11	Morgan Stanley	EUR	4,601	6,274,044	6,161,632	(112,412)
Expiring 12/21/11	Morgan Stanley	EUR	4,522	6,200,015	6,055,847	(144,168)
Expiring 12/21/11	Morgan Stanley	EUR	3,930	5,320,408	5,262,901	(57,507)
Expiring 12/21/11	Morgan Stanley	EUR	3,556	4,865,595	4,761,971	(103,624)
Expiring 12/21/11	Morgan Stanley	EUR	3,518	4,798,172	4,712,203	(85,969)
Expiring 12/21/11	Morgan Stanley	EUR	3,468	4,754,764	4,644,202	(110,562)
Expiring 12/21/11	Morgan Stanley	EUR	3,018	4,085,708	4,041,547	(44,161)
Expiring 12/21/11	Morgan Stanley	EUR	2,908	4,030,139	3,894,870	(135,269)
Expiring 12/21/11	Morgan Stanley	EUR	2,664	3,645,056	3,567,426	(77,630)
Expiring 12/21/11	Morgan Stanley	EUR	2,663	3,625,191	3,566,122	(59,069)
Expiring 12/21/11	Morgan Stanley	EUR	2,244	3,109,550	3,005,180	(104,370)
Expiring 12/21/11	Morgan Stanley	EUR	1,816	2,472,758	2,432,467	(40,291)
Expiring 12/21/11	Morgan Stanley	EUR	1,759	2,393,224	2,356,340	(36,884)
Expiring 12/21/11	Morgan Stanley	EUR	1,418	1,928,529	1,898,807	(29,722)
Expiring 12/21/11	UBS AG	EUR	375	519,118	502,244	(16,874)
Expiring 12/21/11	UBS AG	EUR	250	341,813	334,829	(6,984)
Hong Kong Dollar,
Expiring 12/12/11	Credit Suisse First Boston Corp.	HKD	5,932	762,000	762,395	395
Expiring 12/12/11	Deutsche Bank	HKD	2,381	306,000	306,013	13
Expiring 12/12/11	Hong Kong & Shanghai Bank	HKD	2,295	295,000	295,005	5
Expiring 12/12/11	Morgan Stanley	HKD	2,966	381,000	381,207	207
Expiring 12/12/11	UBS Securities	HKD	2,966	381,000	381,207	207
Expiring 12/12/11	UBS Securities	HKD	2,381	306,000	306,013	13
Expiring 12/21/11	Hong Kong & Shanghai Bank	HKD	1,035	133,000	133,005	5
Expiring 12/21/11	Hong Kong & Shanghai Bank	HKD	1,035	133,000	132,994	(6)
Expiring 12/21/11	Hong Kong & Shanghai Bank	HKD	1,034	133,000	132,964	(36)
Expiring 12/21/11	Hong Kong & Shanghai Bank	HKD	1,019	131,000	131,024	24
Indian Rupee,
Expiring 11/18/11	UBS Securities	INR	235,050	5,202,525	4,764,102	(438,423)
Expiring 07/12/12	JPMorgan Chase	INR	86,103	1,852,464	1,719,095	(133,369)
Expiring 07/12/12	JPMorgan Chase	INR	20,312	437,008	405,545	(31,463)
Indonesia Rupiah,
Expiring 10/31/11	Citigroup Global Markets	IDR	1,577,600	170,000	178,954	8,954
Expiring 10/31/11	Citigroup Global Markets	IDR	975,200	106,000	110,621	4,621
Expiring 10/31/11	Goldman Sachs & Co.	IDR	1,295,000	140,000	146,897	6,897
Expiring 01/31/12	Bank of America	IDR	973,400	107,345	109,376	2,031
Expiring 01/31/12	Citigroup Global Markets	IDR	7,314,000	806,128	821,836	15,708
Expiring 01/31/12	Deutsche Bank	IDR	399,000	46,074	44,834	(1,240)
Expiring 01/31/12	Hong Kong & Shanghai Bank	IDR	409,000	46,796	45,957	(839)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2011 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen,
Expiring 10/17/11	Citigroup Global Markets	JPY	40,610	$516,963	$526,639	$9,676
Expiring 10/17/11	Hong Kong & Shanghai Bank	JPY	28,145	358,979	364,991	6,012
Expiring 10/17/11	JPMorgan Chase	JPY	87,069	1,133,526	1,129,129	(4,397)
Expiring 10/17/11	Royal Bank of Canada	JPY	184,116	2,374,832	2,387,655	12,823
Expiring 10/17/11	Royal Bank of Canada	JPY	21,202	276,294	274,952	(1,342)
Expiring 12/21/11	Morgan Stanley	JPY	936,218	12,124,823	12,153,447	28,624
Expiring 12/21/11	Morgan Stanley	JPY	709,205	9,184,804	9,206,487	21,683
Expiring 12/21/11	UBS AG	JPY	175,000	2,275,206	2,271,749	(3,457)
Expiring 12/21/11	UBS AG	JPY	50,000	654,546	649,071	(5,475)
Malaysian Ringgit,
Expiring 11/10/11	Citigroup Global Markets	MYR	218	73,262	68,321	(4,941)
Expiring 04/23/12	JPMorgan Chase	MYR	1,677	552,892	522,327	(30,565)
Expiring 04/23/12	JPMorgan Chase	MYR	1,662	547,966	517,673	(30,293)
Expiring 04/23/12	UBS Securities	MYR	4,181	1,375,991	1,302,280	(73,711)
Mexican Peso,
Expiring 11/18/11	Barclays Capital Group	MXN	4,122	350,000	295,777	(54,223)
Expiring 11/18/11	Barclays Capital Group	MXN	3,632	308,000	260,602	(47,398)
Expiring 11/18/11	Barclays Capital Group	MXN	3,630	308,000	260,469	(47,531)
Expiring 11/18/11	Barclays Capital Group	MXN	2,896	247,000	207,784	(39,216)
Expiring 11/18/11	Barclays Capital Group	MXN	1,126	96,000	80,789	(15,211)
Expiring 11/18/11	BNP Paribas	MXN	3,829	325,000	274,729	(50,271)
Expiring 11/18/11	Citigroup Global Markets	MXN	3,674	311,000	263,609	(47,391)
Expiring 11/18/11	Citigroup Global Markets	MXN	3,670	311,000	263,330	(47,670)
Expiring 11/18/11	Deutsche Bank	MXN	226	18,899	16,223	(2,676)
Expiring 11/18/11	Deutsche Bank	MXN	214	18,188	15,347	(2,841)
Expiring 11/18/11	Deutsche Bank	MXN	208	17,673	14,913	(2,760)
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	4,120	345,000	295,621	(49,379)
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	4,119	345,000	295,584	(49,416)
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	3,770	320,000	270,480	(49,520)
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	3,470	296,000	248,983	(47,017)
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	3,063	260,000	219,802	(40,198)
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	2,632	192,000	188,883	(3,117)
Expiring 11/18/11	Morgan Stanley	MXN	68,508	5,803,796	4,915,645	(888,151)
Expiring 11/18/11	Morgan Stanley	MXN	41,039	3,498,507	2,944,682	(553,825)
Expiring 11/18/11	Morgan Stanley	MXN	11,025	939,883	791,097	(148,786)
Expiring 11/18/11	Morgan Stanley	MXN	3,552	303,000	254,882	(48,118)
Expiring 11/18/11	UBS Securities	MXN	2,839	207,000	203,729	(3,271)
New Taiwanese Dollar,
Expiring 01/11/12	Barclays Capital Group	TWD	23,485	819,428	773,101	(46,327)
New Zealand Dollar,
Expiring 12/21/11	Morgan Stanley	NZD	24,105	19,959,223	18,267,736	(1,691,487)
Expiring 12/21/11	Morgan Stanley	NZD	18,260	15,119,665	13,838,316	(1,281,349)
Expiring 12/21/11	Morgan Stanley	NZD	5,103	4,138,462	3,867,230	(271,232)
Expiring 12/21/11	Morgan Stanley	NZD	4,230	3,430,549	3,205,713	(224,836)
Expiring 12/21/11	Morgan Stanley	NZD	3,179	2,481,824	2,409,269	(72,555)
Norwegian Krone,
Expiring 10/07/11	Goldman Sachs & Co.	NOK	1,049	193,732	178,639	(15,093)
Expiring 12/22/11	Royal Bank of Scotland	NOK	105	18,783	17,814	(969)
Expiring 06/22/12	Royal Bank of Scotland	NOK	105	18,562	17,681	(881)
Expiring 12/21/12	Royal Bank of Scotland	NOK	1,605	280,344	268,255	(12,089)
Philippine Peso,
Expiring 11/15/11	Barclays Capital Group	PHP	6,400	144,274	146,000	1,726
Expiring 11/15/11	Barclays Capital Group	PHP	2,700	61,224	61,593	369
Expiring 11/15/11	Barclays Capital Group	PHP	2,700	60,962	61,594	632
Expiring 11/15/11	Barclays Capital Group	PHP	2,700	60,742	61,593	851
Expiring 11/15/11	Barclays Capital Group	PHP	2,097	46,822	47,831	1,009
Expiring 11/15/11	Citigroup Global Markets	PHP	5,300	119,558	120,906	1,348
Expiring 03/15/12	Citigroup Global Markets	PHP	108,753	2,507,849	2,466,285	(41,564)
Expiring 03/15/12	Citigroup Global Markets	PHP	87,085	2,008,185	1,974,902	(33,283)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2011 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Philippine Peso (cont’d.),
Expiring 03/15/12	Citigroup Global Markets	PHP	24,180	$557,593	$548,352	$(9,241)
Singapore Dollar,
Expiring 12/09/11	Barclays Capital Group	SGD	397	305,609	303,588	(2,021)
Expiring 12/09/11	Blaylock Robert Van LLC	SGD	100	82,740	76,470	(6,270)
Expiring 12/09/11	Citigroup Global Markets	SGD	1,660	1,278,000	1,269,045	(8,955)
Expiring 12/09/11	Citigroup Global Markets	SGD	966	801,142	738,596	(62,546)
Expiring 12/09/11	Citigroup Global Markets	SGD	377	291,000	288,331	(2,669)
Expiring 12/09/11	Citigroup Global Markets	SGD	369	285,000	281,926	(3,074)
Expiring 12/09/11	Citigroup Global Markets	SGD	126	99,992	96,364	(3,628)
Expiring 12/09/11	Goldman Sachs & Co.	SGD	320	249,000	244,736	(4,264)
Expiring 12/09/11	Hong Kong & Shanghai Bank	SGD	393	304,000	300,254	(3,746)
Expiring 12/09/11	Hong Kong & Shanghai Bank	SGD	372	288,000	284,716	(3,284)
Expiring 12/09/11	Hong Kong & Shanghai Bank	SGD	372	288,000	284,478	(3,522)
Expiring 12/09/11	Hong Kong & Shanghai Bank	SGD	251	194,000	191,828	(2,172)
Expiring 12/09/11	JPMorgan Chase	SGD	273	212,000	208,515	(3,485)
Expiring 12/09/11	Royal Bank of Scotland	SGD	300	248,222	229,412	(18,810)
Expiring 12/09/11	UBS Securities	SGD	505	419,121	386,127	(32,994)
Expiring 12/09/11	UBS Securities	SGD	480	372,000	367,436	(4,564)
Expiring 12/09/11	UBS Securities	SGD	254	209,465	194,009	(15,456)
South Korean Won,
Expiring 11/14/11	JPMorgan Chase	KRW	7,642,158	7,173,041	6,468,456	(704,585)
Expiring 11/14/11	JPMorgan Chase	KRW	2,282,832	2,146,426	1,932,228	(214,198)
Expiring 11/14/11	JPMorgan Chase	KRW	714,188	601,000	604,501	3,501
Expiring 11/14/11	JPMorgan Chase	KRW	415,921	349,000	352,043	3,043
Expiring 11/14/11	JPMorgan Chase	KRW	260,780	221,000	220,729	(271)
Expiring 11/14/11	JPMorgan Chase	KRW	109,439	102,721	92,631	(10,090)
Expiring 11/14/11	Morgan Stanley	KRW	902,468	772,000	763,865	(8,135)
Expiring 11/14/11	UBS Securities	KRW	236,890	199,000	200,507	1,507
Swedish Krona,
Expiring 12/21/11	Morgan Stanley	SEK	92,737	14,454,736	13,461,588	(993,148)
Expiring 12/21/11	Morgan Stanley	SEK	70,255	10,950,494	10,198,114	(752,380)
Expiring 12/21/11	Morgan Stanley	SEK	43,208	6,555,830	6,272,076	(283,754)
Expiring 12/21/11	Morgan Stanley	SEK	33,586	5,095,961	4,875,394	(220,567)
Expiring 12/21/11	Morgan Stanley	SEK	18,099	2,664,386	2,627,228	(37,158)
Expiring 12/21/11	Morgan Stanley	SEK	17,484	2,573,820	2,537,925	(35,895)
Expiring 12/21/11	UBS AG	SEK	8,000	1,221,167	1,161,276	(59,891)
Expiring 12/21/11	UBS AG	SEK	2,000	296,768	290,319	(6,449)
Expiring 12/21/11	UBS AG	SEK	2,000	295,700	290,319	(5,381)
Expiring 12/21/11	UBS AG	SEK	2,000	291,370	290,319	(1,051)
Swiss Franc,
Expiring 12/21/11	Morgan Stanley	CHF	9,782	11,261,995	10,811,540	(450,455)
Expiring 12/21/11	Morgan Stanley	CHF	7,048	8,113,948	7,789,408	(324,540)
Expiring 12/21/11	Morgan Stanley	CHF	2,172	2,450,023	2,400,092	(49,931)
Expiring 12/21/11	Morgan Stanley	CHF	1,631	1,840,334	1,802,828	(37,506)
Expiring 12/21/11	UBS AG	CHF	125	140,487	138,154	(2,333)
Expiring 12/21/11	UBS AG	CHF	125	139,914	138,153	(1,761)
Expiring 12/21/11	UBS AG	CHF	125	165,439	138,153	(27,286)
Turkish Lira,
Expiring 10/27/11	JPMorgan Chase	TRY	477	283,744	255,583	(28,161)
Expiring 01/27/12	JPMorgan Chase	TRY	477	253,981	252,155	(1,826)

				$478,114,244	$460,873,674	$(17,240,570)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 10/05/11	Credit Suisse First Boston Corp.	AUD	140	$137,049	$135,385	$1,664
Expiring 10/06/11	UBS Securities	AUD	142	139,712	137,300	2,412

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2011 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar (cont’d.),
Expiring 11/10/11	Citigroup Global Markets	AUD	100	$97,519	$96,251	$1,268
Expiring 11/10/11	Citigroup Global Markets	AUD	100	97,519	96,251	1,268
Expiring 11/10/11	Deutsche Bank	AUD	7,111	6,930,985	6,844,466	86,519
Expiring 11/10/11	Deutsche Bank	AUD	3,780	3,684,309	3,638,318	45,991
Expiring 12/21/11	Morgan Stanley	AUD	40,656	42,778,957	38,950,928	3,828,029
Expiring 12/21/11	Morgan Stanley	AUD	30,798	32,406,365	29,506,517	2,899,848
Expiring 12/21/11	Morgan Stanley	AUD	4,056	3,908,293	3,886,019	22,274
Expiring 12/21/11	Morgan Stanley	AUD	3,480	3,353,233	3,334,123	19,110
Expiring 12/21/11	Morgan Stanley	AUD	3,470	3,369,429	3,324,796	44,633
Expiring 12/21/11	Morgan Stanley	AUD	3,045	3,070,118	2,916,996	153,122
Expiring 12/21/11	Morgan Stanley	AUD	2,516	2,580,187	2,410,738	169,449
Expiring 12/21/11	Morgan Stanley	AUD	2,509	2,530,285	2,404,088	126,197
Expiring 12/21/11	Morgan Stanley	AUD	2,102	2,040,475	2,013,446	27,029
Expiring 12/21/11	Morgan Stanley	AUD	2,064	2,116,526	1,977,527	138,999
Expiring 12/21/11	Morgan Stanley	AUD	1,513	1,586,992	1,449,065	137,927
Expiring 12/21/11	Morgan Stanley	AUD	1,381	1,449,015	1,323,080	125,935
Brazilian Real,
Expiring 11/03/11	Citigroup Global Markets	BRL	337	208,224	177,722	30,502
Expiring 11/03/11	Citigroup Global Markets	BRL	161	99,197	84,666	14,531
Expiring 11/03/11	Deutsche Bank	BRL	494	303,513	260,413	43,100
Expiring 11/03/11	Deutsche Bank	BRL	159	97,787	83,901	13,886
Expiring 11/03/11	JPMorgan Chase	BRL	518	311,638	272,956	38,682
British Pound,
Expiring 10/06/11	JPMorgan Chase	GBP	46	72,135	71,728	407
Expiring 10/13/11	JPMorgan Chase	GBP	10,711	17,152,381	16,700,543	451,838
Expiring 10/13/11	Royal Bank of Canada	GBP	10,711	17,148,097	16,700,543	447,554
Expiring 12/08/11	Barclays Capital Group	GBP	2,001	3,193,876	3,118,227	75,649
Expiring 12/08/11	Barclays Capital Group	GBP	64	102,153	99,733	2,420
Expiring 12/08/11	Goldman Sachs & Co.	GBP	1,354	2,099,418	2,109,985	(10,567)
Expiring 12/08/11	JPMorgan Chase	GBP	30	47,826	46,750	1,076
Expiring 12/08/11	Royal Bank of Canada	GBP	283	447,287	441,008	6,279
Expiring 12/21/11	Morgan Stanley	GBP	1,298	2,042,909	2,022,258	20,651
Expiring 12/21/11	Morgan Stanley	GBP	515	810,096	801,907	8,189
Canadian Dollar,
Expiring 10/03/11	Citigroup Global Markets	CAD	241	233,864	229,966	3,898
Expiring 10/03/11	Citigroup Global Markets	CAD	80	77,631	76,337	1,294
Expiring 10/17/11	Royal Bank of Scotland	CAD	228	219,473	217,199	2,274
Expiring 10/17/11	Royal Bank of Scotland	CAD	25	24,643	24,000	643
Expiring 10/31/11	Royal Bank of Scotland	CAD	129	131,930	123,176	8,754
Expiring 10/31/11	Royal Bank of Scotland	CAD	81	83,008	77,500	5,508
Expiring 11/17/11	Deutsche Bank	CAD	1,022	1,028,896	974,160	54,736
Expiring 11/17/11	Deutsche Bank	CAD	766	771,168	730,143	41,025
Expiring 11/17/11	JPMorgan Chase	CAD	558	541,717	531,880	9,837
Expiring 11/17/11	Morgan Stanley	CAD	314	305,097	299,301	5,796
Expiring 11/17/11	Royal Bank of Canada	CAD	1,022	1,032,538	974,160	58,378
Expiring 11/17/11	Royal Bank of Canada	CAD	766	773,898	730,143	43,755
Expiring 12/15/11	Royal Bank of Scotland	CAD	358	341,119	341,363	(244)
Expiring 12/21/11	Morgan Stanley	CAD	3,930	3,948,117	3,743,975	204,142
Expiring 12/21/11	Morgan Stanley	CAD	3,834	3,867,660	3,652,351	215,309
Expiring 12/21/11	Morgan Stanley	CAD	3,503	3,389,984	3,336,994	52,990
Expiring 12/21/11	Morgan Stanley	CAD	3,368	3,361,700	3,208,439	153,261
Expiring 12/21/11	Morgan Stanley	CAD	3,331	3,223,850	3,173,457	50,393
Expiring 12/21/11	Morgan Stanley	CAD	3,028	3,041,535	2,884,269	157,266
Expiring 12/21/11	Morgan Stanley	CAD	2,840	2,864,717	2,705,241	159,476
Expiring 12/21/11	Morgan Stanley	CAD	2,689	2,650,426	2,561,152	89,274
Expiring 12/21/11	Morgan Stanley	CAD	2,586	2,580,922	2,463,257	117,665
Expiring 12/21/11	Morgan Stanley	CAD	2,079	2,049,933	1,980,885	69,048
Expiring 12/21/11	Royal Bank of Scotland	CAD	170	170,097	161,843	8,254
Expiring 12/30/11	Royal Bank of Scotland	CAD	226	230,516	215,683	14,833

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2011 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar (cont’d.),
Expiring 12/30/11	Royal Bank of Scotland	CAD	107	$109,026	$101,995	$7,031
Expiring 12/30/11	Royal Bank of Scotland	CAD	90	91,415	85,346	6,069
Expiring 12/30/11	Royal Bank of Scotland	CAD	67	67,938	63,583	4,355
Expiring 12/30/11	Royal Bank of Scotland	CAD	61	61,503	57,718	3,785
Euro,
Expiring 10/03/11	Citigroup Global Markets	EUR	3,802	5,157,413	5,093,601	63,812
Expiring 10/19/11	Credit Suisse First Boston Corp.	EUR	3,477	4,854,761	4,657,626	197,135
Expiring 10/19/11	Credit Suisse First Boston Corp.	EUR	95	132,644	127,258	5,386
Expiring 10/19/11	Morgan Stanley	EUR	3,478	4,846,593	4,658,966	187,627
Expiring 10/19/11	Morgan Stanley	EUR	96	133,776	128,597	5,179
Expiring 11/30/11	Barclays Capital Group	EUR	4,577	6,505,340	6,130,047	375,293
Expiring 12/13/11	Barclays Capital Group	EUR	17,184	23,811,525	23,014,799	796,726
Expiring 12/13/11	Citigroup Global Markets	EUR	13,693	18,640,281	18,339,249	301,032
Expiring 12/13/11	Citigroup Global Markets	EUR	2,004	2,760,644	2,683,989	76,655
Expiring 12/13/11	Citigroup Global Markets	EUR	1,083	1,491,905	1,450,479	41,426
Expiring 12/13/11	Citigroup Global Markets	EUR	11	14,916	14,732	184
Expiring 12/13/11	Credit Suisse First Boston Corp.	EUR	25,248	34,331,473	33,815,041	516,432
Expiring 12/13/11	JPMorgan Chase	EUR	4,539	6,203,378	6,079,154	124,224
Expiring 12/13/11	Royal Bank of Canada	EUR	5,257	7,290,670	7,040,782	249,888
Expiring 12/13/11	UBS Securities	EUR	37,027	50,582,214	49,590,839	991,375
Expiring 12/15/11	Royal Bank of Scotland	EUR	382	514,230	511,145	3,085
Expiring 12/21/11	Morgan Stanley	EUR	24,346	33,998,906	32,606,940	1,391,966
Expiring 12/21/11	Morgan Stanley	EUR	18,443	25,754,927	24,700,482	1,054,445
Expiring 12/21/11	Morgan Stanley	EUR	3,908	5,428,466	5,233,537	194,929
Expiring 12/21/11	Morgan Stanley	EUR	3,277	4,552,956	4,389,465	163,491
Expiring 12/21/11	Morgan Stanley	EUR	2,088	2,797,890	2,796,826	1,064
Expiring 12/21/11	Morgan Stanley	EUR	1,876	2,513,661	2,512,705	956
Expiring 10/22/12	Royal Bank of Scotland	EUR	575	767,499	770,035	(2,536)
Expiring 01/28/13	Royal Bank of Scotland	EUR	604	805,109	808,240	(3,131)
Hong Kong Dollar,
Expiring 12/15/11	Royal Bank of Scotland	HKD	629	80,817	80,869	(52)
Expiring 12/15/11	Royal Bank of Scotland	HKD	365	46,780	46,864	(84)
Expiring 12/15/11	Royal Bank of Scotland	HKD	315	40,351	40,435	(84)
Expiring 12/15/11	Royal Bank of Scotland	HKD	315	40,403	40,435	(32)
Expiring 12/15/11	Royal Bank of Scotland	HKD	315	40,414	40,435	(21)
Expiring 12/15/11	Royal Bank of Scotland	HKD	315	40,413	40,435	(22)
Expiring 12/15/11	Royal Bank of Scotland	HKD	315	40,327	40,435	(108)
Expiring 12/15/11	Royal Bank of Scotland	HKD	315	40,472	40,434	38
Expiring 12/15/11	Royal Bank of Scotland	HKD	315	40,460	40,434	26
Expiring 12/15/11	Royal Bank of Scotland	HKD	315	40,485	40,434	51
Expiring 12/15/11	Royal Bank of Scotland	HKD	315	40,479	40,435	44
Expiring 12/15/11	Royal Bank of Scotland	HKD	315	40,444	40,434	10
Expiring 12/15/11	Royal Bank of Scotland	HKD	315	40,456	40,434	22
Expiring 12/15/11	Royal Bank of Scotland	HKD	281	36,025	36,067	(42)
Expiring 12/15/11	Royal Bank of Scotland	HKD	260	33,343	33,358	(15)
Expiring 12/15/11	Royal Bank of Scotland	HKD	236	30,273	30,325	(52)
Expiring 12/15/11	Royal Bank of Scotland	HKD	235	30,161	30,164	(3)
Expiring 12/15/11	Royal Bank of Scotland	HKD	183	23,520	23,573	(53)
Expiring 12/15/11	Royal Bank of Scotland	HKD	166	21,296	21,349	(53)
Expiring 12/15/11	Royal Bank of Scotland	HKD	141	18,077	18,074	3
Expiring 12/15/11	Royal Bank of Scotland	HKD	138	17,795	17,792	3
Expiring 12/15/11	Royal Bank of Scotland	HKD	115	14,799	14,799	—
Expiring 12/15/11	Royal Bank of Scotland	HKD	105	13,550	13,545	5
Expiring 12/15/11	Royal Bank of Scotland	HKD	100	12,861	12,858	3
Expiring 12/15/11	Royal Bank of Scotland	HKD	94	12,056	12,049	7
Expiring 12/15/11	Royal Bank of Scotland	HKD	85	10,959	10,958	1
Expiring 12/15/11	Royal Bank of Scotland	HKD	76	9,753	9,745	8
Expiring 12/15/11	Royal Bank of Scotland	HKD	66	8,489	8,491	(2)
Expiring 12/15/11	Royal Bank of Scotland	HKD	66	8,448	8,450	(2)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2011 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Hong Kong Dollar (cont’d.),
Expiring 12/15/11	Royal Bank of Scotland	HKD	64	$8,251	$8,248	$3
Expiring 12/15/11	Royal Bank of Scotland	HKD	55	7,034	7,035	(1)
Expiring 12/15/11	Royal Bank of Scotland	HKD	51	6,517	6,510	7
Expiring 12/15/11	Royal Bank of Scotland	HKD	49	6,303	6,307	(4)
Expiring 12/15/11	Royal Bank of Scotland	HKD	33	4,286	4,286	—
Expiring 12/15/11	Royal Bank of Scotland	HKD	32	4,127	4,124	3
Expiring 12/15/11	Royal Bank of Scotland	HKD	23	2,911	2,911	—
Expiring 12/15/11	Royal Bank of Scotland	HKD	19	2,384	2,385	(1)
Expiring 12/15/11	Royal Bank of Scotland	HKD	15	1,982	1,981	1
Expiring 12/15/11	Royal Bank of Scotland	HKD	14	1,821	1,820	1
Expiring 12/15/11	Royal Bank of Scotland	HKD	14	1,778	1,780	(2)
Expiring 12/15/11	Royal Bank of Scotland	HKD	13	1,697	1,698	(1)
Expiring 12/15/11	Royal Bank of Scotland	HKD	12	1,495	1,496	(1)
Expiring 12/15/11	Royal Bank of Scotland	HKD	8	1,052	1,051	1
Expiring 12/15/11	Royal Bank of Scotland	HKD	7	848	849	(1)
Expiring 12/15/11	Royal Bank of Scotland	HKD	2	242	242	—
Hungarian Forint,
Expiring 10/27/11	Barclays Capital Group	HUF	95,084	459,000	433,448	25,552
Expiring 10/27/11	Hong Kong & Shanghai Bank	HUF	109,479	527,000	499,068	27,932
Expiring 10/27/11	Hong Kong & Shanghai Bank	HUF	2,906	14,000	13,248	752
Indian Rupee,
Expiring 11/18/11	Barclays Capital Group	INR	20,790	450,000	421,381	28,619
Expiring 11/18/11	Barclays Capital Group	INR	511	10,988	10,360	628
Expiring 07/12/12	Deutsche Bank	INR	19,517	403,000	389,676	13,324
Indonesia Rupiah,
Expiring 10/31/11	Deutsche Bank	IDR	1,175,770	136,797	133,373	3,424
Expiring 10/31/11	Hong Kong & Shanghai Bank	IDR	6,037,200	702,000	684,825	17,175
Japanese Yen,
Expiring 10/17/11	Citigroup Global Markets	JPY	151,945	1,890,886	1,970,455	(79,569)
Expiring 10/17/11	Citigroup Global Markets	JPY	98,599	1,227,020	1,278,653	(51,633)
Expiring 10/17/11	Citigroup Global Markets	JPY	48,368	601,918	627,247	(25,329)
Expiring 10/17/11	Deutsche Bank	JPY	18,686	243,436	242,324	1,112
Expiring 10/17/11	Hong Kong & Shanghai Bank	JPY	103,749	1,352,695	1,345,439	7,256
Expiring 10/17/11	UBS Securities	JPY	208,328	2,714,527	2,701,641	12,886
Expiring 12/21/11	Morgan Stanley	JPY	508,295	6,626,193	6,598,397	27,796
Expiring 12/21/11	Morgan Stanley	JPY	388,983	5,070,820	5,049,549	21,271
Expiring 12/21/11	Morgan Stanley	JPY	250,982	3,280,547	3,258,098	22,449
Expiring 12/21/11	Morgan Stanley	JPY	172,008	2,222,238	2,232,908	(10,670)
Expiring 12/21/11	Morgan Stanley	JPY	121,697	1,572,257	1,579,806	(7,549)
Expiring 12/21/11	W.R. Hambrecht & Co.	JPY	194,394	2,540,900	2,523,512	17,388
Malaysian Ringgit,
Expiring 04/23/12	Citigroup Global Markets	MYR	1,668	543,000	519,409	23,591
Mexican Peso,
Expiring 11/18/11	Barclays Capital Group	MXN	3,744	297,000	268,641	28,359
Expiring 11/18/11	Citigroup Global Markets	MXN	3,913	329,000	280,802	48,198
Expiring 11/18/11	Deutsche Bank	MXN	30,112	2,559,000	2,160,604	398,396
Expiring 11/18/11	Deutsche Bank	MXN	4,779	367,700	342,880	24,820
Expiring 11/18/11	Deutsche Bank	MXN	575	44,876	41,290	3,586
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	10,920	877,812	783,571	94,241
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	5,626	475,000	403,674	71,326
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	4,883	415,000	350,361	64,639
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	4,880	415,000	350,123	64,877
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	4,254	355,000	305,234	49,766
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	4,069	346,000	291,984	54,016
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	3,694	293,000	265,034	27,966
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	3,248	276,000	233,021	42,979
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	3,247	276,000	232,972	43,028
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	2,436	187,600	174,789	12,811
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	2,427	187,600	174,136	13,464

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2011 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso (cont’d.),
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	2,375	$200,000	$170,392	$29,608
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	2,142	164,000	153,689	10,311
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	1,630	125,000	116,980	8,020
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	39	3,239	2,773	466
Expiring 11/18/11	Morgan Stanley	MXN	8,821	746,000	632,964	113,036
Expiring 11/18/11	Morgan Stanley	MXN	10	821	731	90
Expiring 11/18/11	UBS Securities	MXN	40,097	3,310,000	2,877,051	432,949
Expiring 11/18/11	UBS Securities	MXN	4,069	346,000	291,979	54,021
Expiring 11/18/11	UBS Securities	MXN	4,069	346,000	291,974	54,026
Expiring 11/18/11	UBS Securities	MXN	3,621	308,000	259,830	48,170
Expiring 11/18/11	UBS Securities	MXN	2,450	187,600	175,796	11,804
Expiring 11/18/11	UBS Securities	MXN	2,434	187,600	174,670	12,930
Expiring 11/18/11	UBS Securities	MXN	2,426	187,600	174,065	13,535
Expiring 11/18/11	UBS Securities	MXN	2,101	167,000	150,731	16,269
Expiring 11/18/11	UBS Securities	MXN	2,002	159,000	143,647	15,353
New Taiwanese Dollar,
Expiring 01/11/12	Barclays Capital Group	TWD	10,179	362,000	335,099	26,901
Expiring 01/11/12	Citigroup Global Markets	TWD	13,470	461,000	443,436	17,564
New Zealand Dollar,
Expiring 10/20/11	Citigroup Global Markets	NZD	8,683	6,774,477	6,609,878	164,599
Expiring 12/21/11	Morgan Stanley	NZD	5,377	4,188,292	4,075,090	113,202
Expiring 12/21/11	Morgan Stanley	NZD	4,475	3,485,598	3,391,388	94,210
Expiring 12/21/11	Morgan Stanley	NZD	3,696	2,859,826	2,801,050	58,776
Expiring 12/21/11	Morgan Stanley	NZD	3,266	2,527,266	2,475,325	51,941
Expiring 12/21/11	Morgan Stanley	NZD	2,248	1,813,852	1,703,480	110,372
Expiring 12/21/11	Morgan Stanley	NZD	2,107	1,670,547	1,597,099	73,448
Expiring 12/21/11	Morgan Stanley	NZD	1,692	1,341,401	1,282,424	58,977
Expiring 12/21/11	Morgan Stanley	NZD	1,599	1,290,002	1,211,506	78,496
Norwegian Krone,
Expiring 12/14/11	Royal Bank of Scotland	NOK	38	6,574	6,364	210
Expiring 12/22/11	Royal Bank of Scotland	NOK	105	17,674	17,813	(139)
Expiring 06/22/12	Royal Bank of Scotland	NOK	105	17,481	17,681	(200)
Expiring 09/14/12	Royal Bank of Scotland	NOK	1,000	165,697	167,846	(2,149)
Expiring 12/21/12	Royal Bank of Scotland	NOK	1,605	262,469	268,255	(5,786)
Expiring 04/27/16	Royal Bank of Scotland	NOK	2,551	429,859	410,679	19,180
Philippine Peso,
Expiring 11/15/11	Barclays Capital Group	PHP	20,148	465,000	459,636	5,364
Expiring 11/15/11	Barclays Capital Group	PHP	17,600	406,000	401,502	4,498
Expiring 11/15/11	Citigroup Global Markets	PHP	37,723	867,200	860,560	6,640
Expiring 11/15/11	Deutsche Bank	PHP	7,014	162,200	159,996	2,204
Expiring 11/15/11	JPMorgan Chase	PHP	43,456	1,000,600	991,340	9,260
Expiring 11/15/11	JPMorgan Chase	PHP	23,983	554,000	547,104	6,896
Expiring 11/15/11	Morgan Stanley	PHP	14,068	324,000	320,928	3,072
Expiring 03/15/12	Citigroup Global Markets	PHP	24,322	570,000	551,569	18,431
Expiring 03/15/12	Citigroup Global Markets	PHP	9,023	208,108	204,612	3,496
Singapore Dollar,
Expiring 12/09/11	Deutsche Bank	SGD	268	217,000	205,070	11,930
South African Rand,
Expiring 10/28/11	Hong Kong & Shanghai Bank	ZAR	3,529	501,514	435,177	66,337
South Korean Won,
Expiring 11/14/11	Deutsche Bank	KRW	766,660	696,900	648,914	47,986
Expiring 11/14/11	Goldman Sachs & Co.	KRW	2,982,894	2,690,200	2,524,774	165,426
Expiring 11/14/11	Hong Kong & Shanghai Bank	KRW	2,189,808	1,972,800	1,853,492	119,308
Expiring 11/14/11	Morgan Stanley	KRW	709,500	600,000	600,533	(533)
Expiring 11/14/11	Morgan Stanley	KRW	143,040	120,000	121,072	(1,072)
Swedish Krona,
Expiring 12/21/11	Morgan Stanley	SEK	28,188	4,364,348	4,091,758	272,590
Expiring 12/21/11	Morgan Stanley	SEK	24,144	3,633,068	3,504,666	128,402
Expiring 12/21/11	Morgan Stanley	SEK	20,637	3,195,295	2,995,722	199,573

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2011 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Swedish Krona (cont’d.),
Expiring 12/21/11	Morgan Stanley	SEK	18,502	$2,784,191	$2,685,791	$98,400
Expiring 12/21/11	Morgan Stanley	SEK	13,738	2,032,217	1,994,170	38,047
Expiring 12/21/11	Morgan Stanley	SEK	12,207	1,784,945	1,771,997	12,948
Expiring 12/21/11	Morgan Stanley	SEK	10,498	1,552,955	1,523,881	29,074
Expiring 12/21/11	Morgan Stanley	SEK	9,653	1,411,460	1,401,221	10,239
Swiss Franc,
Expiring 12/21/11	Morgan Stanley	CHF	41,887	48,374,195	46,294,979	2,079,216
Expiring 12/21/11	Morgan Stanley	CHF	31,730	36,644,323	35,069,279	1,575,044
Expiring 12/21/11	Morgan Stanley	CHF	6,838	7,587,219	7,557,537	29,682
Expiring 12/21/11	Morgan Stanley	CHF	5,833	6,472,260	6,446,940	25,320
Expiring 12/21/11	Morgan Stanley	CHF	2,905	3,231,604	3,210,390	21,214
Expiring 12/21/11	Morgan Stanley	CHF	2,843	3,271,102	3,142,073	129,029
Expiring 12/21/11	Morgan Stanley	CHF	2,441	2,715,692	2,697,865	17,827
Expiring 12/21/11	Morgan Stanley	CHF	2,229	2,564,998	2,463,821	101,177
Expiring 12/21/11	Morgan Stanley	CHF	1,525	1,738,614	1,685,599	53,015
Expiring 12/21/11	Morgan Stanley	CHF	1,328	1,513,622	1,467,467	46,155
Turkish Lira,
Expiring 10/27/11	JPMorgan Chase	TRY	477	257,297	255,582	1,715

				$659,393,049	$633,995,152	$25,397,897

Interest rate swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date		Notional Amount# (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC(2)	06/15/21		$3,500	3.50%	3 month LIBOR	$(481,179)	$13,050	$(494,229)
BNP Paribas Bank(2)	06/15/21		15,800	3.50%	3 month LIBOR	(2,172,182)	149,455	(2,321,637)
Citigroup, Inc.(1)	12/21/16		8,900	2.25%	3 month LIBOR	385,277	60,238	325,039
Citigroup, Inc.(2)	06/15/16		1,700	2.50%	3 month LIBOR	(116,319)	4,231	(120,550)
Citigroup, Inc.(2)	06/15/21		2,100	3.50%	3 month LIBOR	(303,885)	30,975	(334,860)
Citigroup, Inc.(2)	12/21/21		6,200	3.25%	3 month LIBOR	(609,860)	(68,813)	(541,047)
Goldman Sachs & Co.(2)	09/14/16		2,000	1.80%	3 month LIBOR	(53,668)	(4,618)	(49,050)
HSBC Bank USA(2)	06/15/21		3,200	3.50%	3 month LIBOR	(439,936)	57,470	(497,406)
HSBC Bank USA(2)	12/21/21		1,500	3.25%	3 month LIBOR	(147,547)	(34,618)	(112,929)
N/A(3)(1)	06/15/21		8,700	3.50%	3 month LIBOR	(1,187,527)	(1,316,034)	128,507
N/A(3)(1)	06/15/21		200	3.50%	3 month LIBOR	(27,299)	(30,254)	2,955
Royal Bank of Scotland Group PLC(2)	06/15/21		1,500	3.50%	3 month LIBOR	(206,220)	13,290	(219,510)
Barclays Bank PLC(1)	01/02/12	BRL	5,900	18.00%	Brazilian interbank lending rate	1,734	—	1,734
Barclays Bank PLC(1)	01/02/13	BRL	1,200	12.29%	Brazilian interbank lending rate	17,608	1,580	16,028
Goldman Sachs & Co.(1)	01/02/12	BRL	3,500	11.67%	Brazilian interbank lending rate	3,193	3,201	(8)
Goldman Sachs & Co.(1)	01/02/13	BRL	49,100	11.93%	Brazilian interbank lending rate	586,264	4,529	581,735
Goldman Sachs & Co.(1)	01/02/13	BRL	1,500	11.89%	Brazilian interbank lending rate	17,505	411	17,094
HSBC Bank USA(1)	01/02/12	BRL	19,500	11.53%	Brazilian interbank lending rate	11,278	2,543	8,735
HSBC Bank USA(1)	01/02/12	BRL	4,100	11.67%	Brazilian interbank lending rate	3,740	3,564	176
HSBC Bank USA(1)	01/02/12	BRL	2,300	11.36%	Brazilian interbank lending rate	902	3,212	(2,310)
HSBC Bank USA(1)	01/02/12	BRL	2,300	11.36%	Brazilian interbank lending rate	902	32	870
HSBC Bank USA(1)	01/02/12	BRL	1,800	11.14%	Brazilian interbank lending rate	121	753	(632)
HSBC Bank USA(1)	01/02/13	BRL	57,400	12.47%	Brazilian interbank lending rate	685,267	(1,468)	686,735
HSBC Bank USA(1)	01/02/13	BRL	1,000	11.89%	Brazilian interbank lending rate	11,670	588	11,082
HSBC Bank USA(1)	01/02/14	BRL	57,800	11.94%	Brazilian interbank lending rate	965,462	(59,656)	1,025,118
Morgan Stanley(1)	01/02/12	BRL	2,600	11.29%	Brazilian interbank lending rate	677	(275)	952

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2011 (continued):

Counterparty	Termination Date		Notional Amount# (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Royal Bank of Scotland Group PLC(1)	01/02/12	BRL	3,000	11.24%	Brazilian interbank lending rate	$597	$(241)	$838
UBS AG(1)	01/02/13	BRL	29,800	11.83%	Brazilian interbank lending rate	282,481	78,249	204,232
Deutsche Bank AG(1)	09/21/16	EUR	3,100	3.00%	6 month Euribor	207,531	14,843	192,688
Goldman Sachs & Co.(2)	09/21/13	GBP	10,700	2.50%	6 month LIBOR	(409,239)	(54,153)	(355,086)
Bank of America(1)	06/16/35	JPY	180,000	2.15%	6 month LIBOR	215,358	(6,532)	221,890
Royal Bank of Scotland Group PLC(1)	12/21/21	JPY	1,700,000	1.50%	3 month LIBOR	968,496	273,794	694,702
UBS AG(1)	06/16/35	JPY	130,000	2.15%	6 month LIBOR	155,536	(4,921)	160,457
Barclays Bank PLC(1)	01/28/15	MXN	8,300	7.34%	28 day Mexican interbank rate	36,729	(2)	36,731
Barclays Bank PLC(1)	06/08/16	MXN	6,800	6.75%	28 day Mexican interbank rate	22,174	2,782	19,392
Barclays Bank PLC(1)	09/06/16	MXN	43,100	5.60%	28 day Mexican interbank rate	(26,331)	46,424	(72,755)
Barclays Bank PLC(1)	07/27/20	MXN	4,700	6.96%	28 day Mexican interbank rate	6,934	(9,228)	16,162
HSBC Bank USA(1)	01/28/15	MXN	3,700	7.33%	28 day Mexican interbank rate	16,923	(169)	17,092
HSBC Bank USA(1)	12/08/15	MXN	12,900	6.59%	28 day Mexican interbank rate	35,326	3,783	31,543
HSBC Bank USA(1)	06/08/16	MXN	19,200	5.80%	28 day Mexican interbank rate	7,234	1,863	5,371
HSBC Bank USA(1)	06/08/16	MXN	6,100	6.75%	28 day Mexican interbank rate	19,891	3,181	16,710
HSBC Bank USA(1)	09/13/16	MXN	27,218	5.60%	28 day Mexican interbank rate	(6,412)	2,662	(9,074)
HSBC Bank USA(1)	07/27/20	MXN	6,600	6.96%	28 day Mexican interbank rate	4,927	(27,769)	32,696
HSBC Bank USA(1)	06/02/21	MXN	20,200	7.50%	28 day Mexican interbank rate	77,389	7,288	70,101
Morgan Stanley(1)	12/08/15	MXN	19,800	6.59%	28 day Mexican interbank rate	57,862	(19,233)	77,095
Morgan Stanley(1)	06/08/16	MXN	87,200	6.75%	28 day Mexican interbank rate	284,153	63,540	220,613
Morgan Stanley(1)	06/02/21	MXN	8,200	6.65%	28 day Mexican interbank rate	(5,047)	4,047	(9,094)
Morgan Stanley(1)	06/02/21	MXN	7,600	7.50%	28 day Mexican interbank rate	29,070	4,607	24,463

						$(1,072,440)	$(781,799)	$(290,641)

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) Traded on a registered commodity exchange.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on credit indices – Sell Protection(1):
Bank of America	12/20/15	$1,300	1.00%	Dow Jones CDX MCDX 15 5Y	$(39,047)	$(47,347)	$8,300
Barclays Bank PLC	06/20/16	200	5.00%	Dow Jones CDX EM15 Index	12,317	24,229	(11,912)
Citigroup, Inc.	12/20/15	2,100	5.00%	Dow Jones CDX EM14 Index	128,371	237,202	(108,831)
Citigroup, Inc.	12/20/20	600	1.00%	Dow Jones CDX MCDX 15 10Y	(42,222)	(31,054)	(11,168)
Citigroup, Inc.	12/20/15	800	1.00%	Dow Jones CDX MCDX 15 5Y	(24,029)	(19,158)	(4,871)
Deutsche Bank AG	12/20/15	200	5.00%	Dow Jones CDX EM14 Index	12,226	24,514	(12,288)
Goldman Sachs & Co.	12/20/15	700	1.00%	Dow Jones CDX MCDX 15 5Y	(21,025)	(16,588)	(4,437)
Goldman Sachs & Co.	06/20/16	1,500	1.00%	Dow Jones CDX MCDX 16 5Y	(55,602)	(29,394)	(26,208)
Morgan Stanley	12/20/15	500	5.00%	Dow Jones CDX EM14 Index	30,565	57,660	(27,095)

					$1,554	$200,064	$(198,510)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Credit default swap agreements outstanding at September 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at September 30, 2011(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1):
Bank of America	12/20/12	$300	5.00%	Ally Financial, Inc.	6.985%	$(7,138)	$2,690	$(9,828)
Bank of America	12/20/12	1,200	1.00%	General Electric Capital Corp.	2.450%	(21,078)	(3,239)	(17,839)
Bank of America	03/20/16	2,600	1.00%	Republic of Indonesia	2.890%	(196,311)	(52,995)	(143,316)
Bank of America	12/20/20	1,200	2.93%	State of California	2.539%	27,194	—	27,194
Bank of America	03/20/21	700	1.85%	State of New York	1.428%	20,712	—	20,712
Bank of America	12/20/15	6,000	1.00%	United Mexican States	1.769%	(184,482)	(52,849)	(131,633)
Barclays Bank PLC	12/20/15	200	1.00%	BP Capital Markets America	1.249%	(3,542)	(2,905)	(637)
Barclays Bank PLC	12/20/11	1,000	1.00%	Federal Republic of Brazil	0.652%	959	761	198
Barclays Bank PLC	06/20/15	500	1.00%	Federal Republic of Brazil	1.714%	(13,162)	(3,148)	(10,014)
Barclays Bank PLC	06/20/15	500	1.00%	Federal Republic of Brazil	1.714%	(13,162)	(6,960)	(6,202)
Barclays Bank PLC	12/20/15	1,300	0.25%	France (Govt of)	1.717%	(75,898)	(21,094)	(54,804)
Barclays Bank PLC	09/20/12	300	1.00%	Merrill Lynch & Co.	5.516%	(11,518)	(9,131)	(2,387)
Barclays Bank PLC	09/20/12	300	1.00%	People’s Republic of China	1.366%	(697)	1,595	(2,292)
Barclays Bank PLC	12/20/12	100	1.00%	People’s Republic of China	1.250%	(263)	(316)	53
Barclays Bank PLC	12/20/11	1,700	1.00%	United Mexican States	0.573%	1,711	1,108	603
BNP Paribas Bank	12/20/12	400	1.00%	Federal Republic of Brazil	0.900%	657	446	211
BNP Paribas Bank	06/20/16	1,400	1.00%	People’s Republic of China	1.908%	(55,426)	15,011	(70,437)
BNP Paribas Bank	03/20/16	500	1.00%	Republic of Indonesia	2.890%	(37,752)	(10,789)	(26,963)
Citigroup, Inc.	12/20/12	200	1.00%	Federal Republic of Brazil	0.938%	377	272	105
Citigroup, Inc.	06/20/15	400	0.25%	France (Govt of)	1.647%	(19,843)	(6,950)	(12,893)
Citigroup, Inc.	06/20/16	600	0.25%	France (Govt of)	1.794%	(40,816)	(24,846)	(15,970)
Citigroup, Inc.	12/20/16	1,100	0.25%	France (Govt of)	1.870%	(84,823)	(85,213)	390
Citigroup, Inc.	03/20/16	1,900	1.00%	People’s Republic of China	1.866%	(69,502)	17,563	(87,065)
Citigroup, Inc.	09/20/16	100	1.00%	People’s Republic of China	1.945%	(4,382)	(99)	(4,283)
Citigroup, Inc.	12/20/16	400	1.00%	People’s Republic of China	1.979%	(18,657)	(15,356)	(3,301)
Citigroup, Inc.	03/20/16	200	1.00%	Republic of Indonesia	2.890%	(15,101)	(4,071)	(11,030)
Citigroup, Inc.	12/20/20	500	2.95%	State of California	2.539%	19,649	—	19,649
Citigroup, Inc.	06/20/15	100	1.00%	United Kingdom Treasury	0.733%	923	578	345
Citigroup, Inc.	06/20/15	100	1.00%	United Kingdom Treasury	0.733%	923	551	372
Citigroup, Inc.	06/20/16	300	1.00%	United Kingdom Treasury	0.876%	1,709	3,584	(1,875)
Citigroup, Inc.	06/20/16	100	1.00%	United Kingdom Treasury	0.876%	570	1,195	(625)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Credit default swap agreements outstanding at September 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at September 30, 2011(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (cont’d.)
Citigroup, Inc.	12/20/12	$600	1.00%	United Mexican States	0.820%	$1,575	$1,258	$317
Deutsche Bank AG	03/20/16	100	1.00%	Abu Dhabi Government	1.146%	(624)	(678)	54
Deutsche Bank AG	03/20/12	800	1.00%	American Movil	1.112%	607	(555)	1,162
Deutsche Bank AG	06/20/16	100	1.00%	Arab Republic of Egypt	4.586%	(14,950)	(8,624)	(6,326)
Deutsche Bank AG	03/20/16	1,700	1.00%	Australian Government	0.922%	7,789	31,354	(23,565)
Deutsche Bank AG	09/20/16	1,800	1.00%	Australian Government	0.976%	2,990	26,487	(23,497)
Deutsche Bank AG	12/20/11	700	1.00%	Federal Republic of Brazil	0.652%	672	553	119
Deutsche Bank AG	09/20/13	2,850	1.00%	Federal Republic of Brazil	1.293%	(15,395)	16,566	(31,961)
Deutsche Bank AG	12/20/15	2,000	0.25%	France (Govt of)	1.717%	(116,766)	(42,441)	(74,325)
Deutsche Bank AG	12/20/12	200	1.00%	GAZPROM International	2.700%	(3,786)	(3,891)	105
Deutsche Bank AG	09/20/16	500	1.00%	People’s Republic of China	1.945%	(21,909)	—	(21,909)
Deutsche Bank AG	12/20/16	300	1.00%	People’s Republic of China	1.979%	(13,985)	(13,161)	(824)
Deutsche Bank AG	12/20/12	600	1.00%	Republic of Korea	1.400%	(3,036)	(3,049)	13
Deutsche Bank AG	12/20/12	500	1.00%	Republic of Korea	1.870%	(2,530)	(2,794)	264
Deutsche Bank AG	09/20/15	2,700	1.00%	Republic of Philippines	2.350%	(135,337)	(51,341)	(83,996)
Deutsche Bank AG	09/20/15	800	1.00%	Republic of Philippines	2.350%	(40,100)	(15,212)	(24,888)
Deutsche Bank AG	06/20/21	100	1.00%	Republic of Turkey	3.166%	(16,671)	(9,205)	(7,466)
Deutsche Bank AG	03/20/16	100	1.00%	State of Qatar	1.114%	(501)	(759)	258
Deutsche Bank AG	06/20/15	700	1.00%	United Kingdom Treasury	0.733%	6,461	2,362	4,099
Deutsche Bank AG	06/20/15	400	1.00%	United Kingdom Treasury	0.733%	3,679	2,478	1,201
Deutsche Bank AG	06/20/15	300	1.00%	United Kingdom Treasury	0.733%	2,769	1,959	810
Deutsche Bank AG	12/20/15	1,400	1.00%	United Kingdom Treasury	0.796%	11,208	24,814	(13,606)
Deutsche Bank AG	03/20/16	300	5.00%	URBI Desarrollos Urbanos	5.750%	(7,522)	(10,770)	3,248
Goldman Sachs & Co.	06/20/16	100	1.00%	Australian Government	0.950%	262	2,229	(1,967)
Goldman Sachs & Co.	12/20/12	200	1.00%	Federal Republic of Brazil	8.800%	377	272	105
Goldman Sachs & Co.	12/20/16	1,200	0.25%	Federal Republic of Germany	1.870%	(52,306)	(52,547)	241
Goldman Sachs & Co.	12/20/16	300	0.25%	Federal Republic of Germany	1.127%	(13,081)	(12,590)	(491)
Goldman Sachs & Co.	12/20/16	2,400	0.25%	France (Govt of)	1.870%	(185,070)	(185,387)	317
Goldman Sachs & Co.	12/20/15	800	1.00%	Japan Gov’t. Series 55	1.327%	(9,842)	14,397	(24,239)
Goldman Sachs & Co.	09/20/12	3,000	1.00%	Russian Agricultural Bank	2.842%	(46,672)	(25,218)	(21,454)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Credit default swap agreements outstanding at September 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at September 30, 2011(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (cont’d.)
Goldman Sachs & Co.	12/20/12	$200	1.00%	United Mexican States	0.928%	$598	$493	$105
HSBC Bank USA	06/20/16	700	1.00%	Republic of Peru	1.930%	(29,497)	(17,189)	(12,308)
HSBC Bank USA	09/20/15	2,500	1.00%	Republic of Philippines	2.350%	(125,312)	(63,778)	(61,534)
HSBC Bank USA	09/20/15	1,300	1.00%	Republic of Philippines	2.350%	(65,163)	(19,700)	(45,463)
HSBC Bank USA	12/20/15	530	1.00%	Republic of Philippines	2.409%	(29,223)	(8,357)	(20,866)
HSBC Bank USA	12/20/12	300	1.00%	Russian Federation	2.000%	(2,977)	(3,136)	159
HSBC Bank USA	03/20/16	200	1.00%	United Mexican States	1.824%	(7,414)	(1,175)	(6,239)
HSBC Bank USA	03/20/21	800	1.00%	United Mexican States	2.235%	(81,900)	(34,505)	(47,395)
JPMorgan Chase & Co.	12/20/16	100	1.00%	People’s Republic of China	1.979%	(4,661)	(4,661)	—
Merrill Lynch & Co.	12/20/11	1,000	1.00%	Russian Federation	1.837%	(1,200)	638	(1,838)
Merrill Lynch & Co.	03/20/16	500	1.00%	State of Qatar	1.114%	(2,488)	—	(2,488)
Morgan Stanley	03/20/16	100	1.00%	Abu Dhabi Government	1.146%	(624)	(717)	93
Morgan Stanley	06/20/16	200	1.00%	Australian Government	0.950%	523	4,412	(3,889)
Morgan Stanley	12/20/15	1,200	1.00%	BP Capital Markets America	1.249%	(21,253)	(22,621)	1,368
Morgan Stanley	03/20/21	700	1.40%	Commonwealth of Pennsylvania	1.528%	(3,769)	—	(3,769)
Morgan Stanley	12/20/16	2,000	0.25%	Federal Republic of Germany	1.127%	(87,204)	(82,981)	(4,223)
Morgan Stanley	03/20/16	100	1.00%	Japan Gov’t. Series 55	1.366%	(1,483)	(625)	(858)
Morgan Stanley	09/20/12	400	1.00%	Penerbangan Malaysia	1.466%	(879)	2,127	(3,006)
Morgan Stanley	12/20/16	800	1.00%	People’s Republic of China	1.979%	(37,293)	(37,284)	(9)
Morgan Stanley	09/20/15	600	1.00%	Petrobras Intl. Finance Corp.	2.022%	(22,869)	(15,962)	(6,907)
Morgan Stanley	03/20/16	200	1.00%	Republic of Indonesia	2.890%	(15,101)	(4,066)	(11,035)
Morgan Stanley	12/20/11	1,000	1.00%	Russian Federation	1.837%	(1,200)	631	(1,831)
Morgan Stanley	12/20/12	300	1.00%	Russian Federation	1.850%	(2,977)	(3,136)	159
Morgan Stanley	06/20/16	700	1.35%	State of California	2.134%	(18,940)	—	(18,940)
Morgan Stanley	03/20/21	500	2.15%	State of California	2.555%	(7,888)	—	(7,888)
Morgan Stanley	06/20/21	500	2.15%	State of California	2.571%	(8,324)	—	(8,324)
Morgan Stanley	03/20/21	400	1.63%	State of Connecticut	1.820%	(4,555)	—	(4,555)
Morgan Stanley	03/20/21	500	2.87%	State of Illinois	2.757%	3,895	—	3,895
Morgan Stanley	03/20/21	500	2.78%	State of Illinois	2.757%	1,679	—	1,679
Morgan Stanley	06/20/15	1,600	1.00%	United Kingdom Treasury	0.733%	14,768	5,400	9,368
Morgan Stanley	09/20/16	3,300	1.00%	United Kingdom Treasury	0.910%	15,047	24,959	(9,912)
Royal Bank of Scotland Group PLC	03/20/16	800	1.00%	Australian Government	0.922%	3,662	15,102	(11,440)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Credit default swap agreements outstanding at September 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(4)		Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at September 30, 2011(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (cont’d.)
Royal Bank of Scotland Group PLC	03/20/16		$600	1.00%	Australian Government	0.922%	$2,749	$11,448	$(8,699)
Royal Bank of Scotland Group PLC	03/20/16		500	1.00%	Australian Government	0.922%	2,291	9,716	(7,425)
Royal Bank of Scotland Group PLC	09/20/16		200	1.00%	Australian Government	0.976%	332	2,798	(2,466)
Royal Bank of Scotland Group PLC	03/20/12		2,900	1.00%	Federal Republic of Brazil	0.656%	5,741	4,687	1,054
Royal Bank of Scotland Group PLC	06/20/16		1,700	1.00%	People’s Republic of China	1.908%	(67,304)	17,458	(84,762)
Royal Bank of Scotland Group PLC	06/20/16		600	1.00%	People’s Republic of China	1.908%	(23,771)	6,008	(29,779)
Royal Bank of Scotland Group PLC	12/20/16		100	1.00%	People’s Republic of China	1.979%	(4,661)	(4,661)	—
Royal Bank of Scotland Group PLC	06/20/16	EUR	1,500	0.25%	U.S. Treasury Note	0.588%	(19,532)	(23,682)	4,150
Royal Bank of Scotland Group PLC	06/20/16	EUR	800	0.25%	U.S. Treasury Note	0.588%	(10,416)	(11,883)	1,467
UBS AG	03/20/16		400	1.00%	Abu Dhabi Government	1.146%	(2,484)	(336)	(2,148)
UBS AG	06/20/15		100	1.00%	Australian Government	0.846%	597	1,399	(802)
UBS AG	09/20/16		900	1.00%	Australian Government	0.976%	1,495	12,790	(11,295)
UBS AG	09/20/16		200	1.00%	Australian Government	0.976%	298	3,504	(3,206)
UBS AG	12/20/12		200	1.00%	GAZPROM International	2.700%	(4,025)	(4,070)	45
UBS AG	03/20/16		1,300	1.00%	Japan Gov’t. Series 55	1.366%	(19,272)	(5,393)	(13,879)
UBS AG	12/20/15		1,300	1.00%	People’s Republic of China	1.819%	(42,786)	23,215	(66,001)
UBS AG	06/20/21		100	1.00%	Republic of Indonesia	3.492%	(17,912)	(6,412)	(11,500)
UBS AG	06/20/16	EUR	700	0.25%	U.S. Treasury Note	0.588%	(9,114)	(10,825)	1,711

							$(2,211,659)	$(808,470)	$(1,403,189)

The Portfolio entered into credit default swap agreements on corporate issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Credit default swap agreements outstanding at September 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps – Buy Protection(2):
Bank of America	12/20/15	$340	3.00%	Banco Santander S.A.	$32,206	$12,196	$20,010
Bank of America	12/20/16	2,000	5.00%	Dow Jones CDX NA HY 17 5Y	239,390	246,806	(7,416)
Bank of America	12/20/15	675	1.00%	Host Hotels & Resorts	86,794	32,388	54,406
Deutsche Bank AG	12/20/16	10,125	5.00%	Dow Jones CDX NA HY 16 5Y	1,211,997	959,357	252,640
Deutsche Bank AG	12/20/16	2,650	5.00%	Dow Jones CDX NA HY 16 5Y	317,214	251,091	66,123
Deutsche Bank AG	12/20/16	1,000	5.00%	Dow Jones CDX NA HY 16 5Y	119,704	94,751	24,953
Deutsche Bank AG	06/20/16	1,200	1.00%	Embarq Corp.	98,089	(15,274)	113,363
Deutsche Bank AG	06/20/17	1,100	1.00%	J.C. Penney Corp.	124,878	53,219	71,659
Goldman Sachs & Co.	03/20/13	600	1.00%	Hanson Ltd.	8,542	(394)	8,936
Goldman Sachs & Co.	06/20/13	700	5.00%	Intl. Lease Finance Corp.	23,022	(22,177)	45,199
Royal Bank of Scotland Group PLC	06/20/16	425	3.00%	Banco Santander S.A.	45,687	2,027	43,660

					$2,307,523	$1,613,990	$693,533

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Total return swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date	Notional Amount (000)	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Credit Suisse First Boston	01/05/12	$20,983	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill + 20bps.	$(41)	$—	$(41)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$3,738,498,378	$—	$—
Common Stocks	393,407,147	54,402,538	27,130
Exchange Traded Funds	201,396,497	—	—
Preferred Stocks	5,633,086	—	719,656
Rights	—	—	—
Unaffiliated Mutual Funds	123,259,748	—	—
Warrants	1,331,482	—	223,116
Asset-Backed Securities	—	28,380,586	1,759,593
Bank Loans	—	3,714,195	1,484,729
Commercial Mortgage-Backed Securities	—	14,283,288	—
Convertible Bonds	—	85,180,486	662,397
Commercial Paper	—	1,298,192	—
Corporate Bonds	—	283,537,528	2,485,958
Foreign Government Bonds	—	228,046,886	—
Municipal Bonds	—	6,226,537	—
Residential Mortgage-Backed Securities	—	47,649,216	—
U.S. Government Agency Obligations	—	5,718,188	—
U.S. Government Mortgage-Backed Obligations	—	27,071,653	—
U.S. Treasury Obligations	—	360,146,831	—
Repurchase Agreement	—	3,000,000	—
Options Purchased	378,966	3,309,993	—
Options Written	(3,465,718)	(220,086)	(117,538)
Short Sales – Common Stocks	(188,834,083)	(13,244)	(5,069)
Short Sales – Exchange Traded Funds	(9,208,744)	—	—
Short Sales – U.S. Government Mortgage-Backed Obligations	—	(7,442,344)	—
Short Sales – U.S. Treasury Obligations	—	(53,327,001)	—
Other Financial Instruments*
Futures	(18,137,998)	—	—
Foreign Forward Currency Contracts	—	8,157,327	—
Interest Rate Swaps	—	(290,641)	—
Credit Default Swap	—	(911,414)	3,248
Total Return Swap	—	(41)	—

Total	$4,244,258,761	$1,097,918,673	$7,243,220

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2011 categorized by risk exposure:

Derivative Fair Value at 9/30/11
Credit contracts	$(908,166)
Equity contracts	1,635,210
Foreign exchange contracts	8,120,727
Interest rate contracts	(187,665)
Commodity contracts	(18,399,410)

Total	$(9,739,304)

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 101.5%
AFFILIATED MUTUAL FUNDS — 2.1%
AST Federated Aggressive Growth Portfolio	1,890,349	$13,440,381
AST Goldman Sachs Small-Cap Value Portfolio	1,037,658	9,224,778
AST Small-Cap Growth Portfolio*	1,166,166	21,200,893
AST Small-Cap Value Portfolio	1,967,933	21,568,550

TOTAL AFFILIATED MUTUAL FUNDS (cost $71,756,641)(w)		65,434,602

COMMON STOCKS — 44.3%
Aerospace & Defense — 0.7%
BAE Systems PLC (United Kingdom)	467,200	1,929,619
Boeing Co. (The)	44,200	2,674,542
Elbit Systems Ltd. (Israel)	24,600	957,881
Finmeccanica SpA (Italy)	160,800	1,112,607
Honeywell International, Inc.	86,500	3,798,215
Lockheed Martin Corp.(a)	32,700	2,375,328
Raytheon Co.	94,400	3,858,128
Rolls-Royce Holdings PLC (United Kingdom)*	645,458	5,933,551

		22,639,871

Agriculture — 0.3%
Altria Group, Inc.	58,000	1,554,980
British American Tobacco PLC (United Kingdom)	165,834	7,002,415
Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	1,214,000	154,334
Hokuto Corp. (Japan)	35,500	826,512

		9,538,241

Airlines — 0.3%
Air New Zealand Ltd. (New Zealand)	362,700	299,361
Cathay Pacific Airways Ltd. (Hong Kong)	568,000	926,995
Qantas Airways Ltd. (Australia)*	636,200	852,833
Southwest Airlines Co.	776,000	6,239,040

		8,318,229

Apparel — 0.4%
Burberry Group PLC (United Kingdom)	200,155	3,634,685
Coach, Inc.	176,176	9,131,202
Yue Yuen Industrial Holdings Ltd. (Bermuda)	358,500	927,182

		13,693,069

Auto/Trucks Parts & Equipment — 0.2%
Cie Generale des Etablissements Michelin (France) (Class B Stock)	77,887	4,658,247
Keihin Corp. (Japan)	52,500	900,324
Valeo SA (France)	20,800	874,332
Yokohama Rubber Co. Ltd. (The) (Japan)	190,000	1,103,730

		7,536,633

Automobile Manufacturers — 0.6%
Bayerische Motoren Werke AG (Germany)	88,717	5,860,739
Daimler AG (Germany)	20,800	925,066
General Motors Co.*(a)	270,500	5,458,690
Nissan Motor Co. Ltd. (Japan)	108,600	960,897
Nissan Shatai Co. Ltd. (Japan)	119,000	974,516
Renault SA (France)	23,800	788,336
Volkswagen AG (Germany)	19,800	2,439,528

		17,407,772

	Shares	Value
COMMON STOCKS (Continued)
Banks — 0.8%
Banco Espanol de Credito SA (Spain)	136,800	$816,981
Bank of America Corp.	923,500	5,651,820
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	5,498,000	3,599,921
Barclays PLC (United Kingdom)	429,800	1,054,027
Bendigo and Adelaide Bank Ltd. (Australia)	240,100	1,944,794
BNP Paribas SA (France)	196,659	7,752,793
Fukuoka Financial Group, Inc. (Japan)	267,000	1,117,177
Nishi-Nippon City Bank Ltd. (The) (Japan)	380,000	1,167,800
Societe Generale SA (France)	39,700	1,039,255

		24,144,568

Beverages — 0.4%
Green Mountain Coffee Roasters, Inc.*(a)	110,534	10,273,030
PepsiCo, Inc.	58,600	3,627,340

		13,900,370

Biotechnology — 0.6%
Amgen, Inc.	90,800	4,989,460
Biogen Idec, Inc.*	144,569	13,466,602

		18,456,062

Building Materials — 0.3%
Berkeley Group Holdings PLC (United Kingdom)*	165,071	3,039,855
Cie de Saint-Gobain (France)	137,607	5,249,877
Ciments Francais SA (France)	8,960	744,545
Hong Leong Asia Ltd. (Singapore)	377,000	426,837
Sika AG (Switzerland)	799	1,414,667

		10,875,781

Capital Markets — 0.1%
Credit Suisse Group AG (Switzerland)*	59,200	1,548,744
Deutsche Bank AG (Germany)	41,400	1,434,560

		2,983,304

Chemicals — 2.8%
Arkema SA (France)	16,500	955,495
Asahi Kasei Corp. (Japan)	148,000	886,985
BASF SE (Germany)	110,418	6,731,664
Bayer AG (Germany)	130,062	7,177,303
Brenntag AG (Germany)	30,355	2,633,276
Clariant AG (Switzerland)*	63,800	576,431
Dow Chemical Co. (The)	247,024	5,548,159
Koninklijke DSM NV (Netherlands)	42,400	1,843,487
Lanxess AG (Germany)	45,370	2,176,389
Monsanto Co.	312,266	18,748,451
Nippon Shokubai Co. Ltd. (Japan)	117,000	1,450,042
PPG Industries, Inc.	130,275	9,205,232
Praxair, Inc.	224,276	20,965,320
Sumitomo Bakelite Co. Ltd. (Japan)	171,000	912,272
Syngenta AG (Switzerland)	21,648	5,625,623
Tessenderlo Chemie NV (Belgium)	8,700	236,959
Toagosei Co. Ltd. (Japan)	190,000	931,224

		86,604,312

Commercial Banks — 0.4%
Aozora Bank Ltd. (Japan)	421,000	969,317
Banco Bilbao Vizcaya Argentaria SA (Spain)	116,100	961,265
Banco Santander Chile (Chile), ADR(a)	33,599	2,468,855
Banco Santander SA (Spain)	217,400	1,777,435
Bank Hapoalim BM (Israel)	247,900	855,916

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
Credit Agricole SA (France)	134,800	$927,061
Danske Bank A/S (Denmark)*	17,600	246,157
DnB NOR ASA (Norway)	88,600	883,003
Julius Baer Group Ltd. (Switzerland)*	122,350	4,088,713
KBC GROEP NV (Belgium)	36,300	837,469

		14,015,191

Commercial Services — 0.7%
Babcock International Group PLC (United Kingdom)	52,340	533,636
Emeco Holdings Ltd. (Australia)	1,002,200	936,263
Sotheby’s(a)	79,229	2,184,344
Toppan Forms Co. Ltd. (Japan)	77,600	621,020
Visa, Inc. (Class A Stock)	203,485	17,442,734
Waste Management, Inc.	24,000	781,440

		22,499,437

Computer Services & Software — 2.4%
Accenture PLC (Ireland) (Class A Stock)	120,018	6,322,548
Apple, Inc.*	68,426	26,082,623
Dell, Inc.*	69,500	983,425
Hewlett-Packard Co.	94,000	2,110,300
International Business Machines Corp.	63,200	11,061,896
Logica PLC (United Kingdom)	757,700	920,149
Microsoft Corp.	463,500	11,536,515
NEC Fielding Ltd. (Japan)	20,600	261,963
Red Hat, Inc.*	162,527	6,868,391
SAP AG (Germany)	153,699	7,820,533
Tieto Oyj (Finland)	58,100	730,773

		74,699,116

Consumer Products & Services — 0.9%
Avon Products, Inc.	200,500	3,929,800
Estee Lauder Cos., Inc. (The) (Class A Stock)	114,646	10,070,505
Fortune Brands, Inc.*	48,500	2,622,880
Kimberly-Clark Corp.	56,300	3,997,863
Pacific Brands Ltd. (Australia)	1,463,700	936,084
Procter & Gamble Co. (The)	99,000	6,254,820

		27,811,952

Containers & Packaging
Rexam PLC (United Kingdom)	186,400	896,349

Distribution/Wholesale — 0.2%
Marubeni Corp. (Japan)	337,000	1,881,795
Sumitomo Corp. (Japan)	148,000	1,831,287
Toyota Tsusho Corp. (Japan)	64,500	1,103,500

		4,816,582

Diversified Financial Services — 0.9%
Challenger Ltd. (Australia)	213,500	865,940
Fuyo General Lease Co. Ltd. (Japan)	25,800	950,375
Hitachi Capital Corp. (Japan)	42,400	528,506
Intermediate Capital Group PLC (United Kingdom)	289,000	960,969
ORIX Corp. (Japan)	65,220	5,118,952
Partners Group Holding AG (Switzerland)	24,862	4,093,645
SLM Corp.	256,500	3,193,425
Tullett Prebon PLC (United Kingdom)	161,500	848,701
U.S. Bancorp.	493,609	11,619,556

		28,180,069

	Shares	Value
COMMON STOCKS (Continued)
Diversified Machinery — 0.4%
Andritz AG (Austria)	46,024	$3,747,116
Cummins, Inc.	93,510	7,636,027
Rheinmetall AG (Germany)	18,200	853,686

		12,236,829

Diversified Manufacturing — 0.8%
3M Co.	113,300	8,133,807
Cookson Group PLC (United Kingdom)	188,600	1,258,201
Danaher Corp.	239,878	10,060,483
Eaton Corp.	126,030	4,474,065
Ingersoll-Rand PLC (Ireland)	16,000	449,440
Mitsubishi Corp. (Japan)	21,800	443,840
Singamas Container Holdings Ltd. (Hong Kong)	6,354,000	1,045,967

		25,865,803

Diversified Operations
Berendsen PLC (United Kingdom)	22,098	147,860
Mitsui & Co. Ltd. (Japan)	60,800	880,705

		1,028,565

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	398,000	11,350,960

Electric — 0.9%
BKW FMB Energie AG (Switzerland)	9,501	446,731
Entergy Corp.(a)	99,200	6,575,968
Exelon Corp.	219,400	9,348,634
NRG Energy, Inc.*(a)	293,000	6,214,530
RWE AG (Germany)	19,300	711,940
Scottish & Southern Energy PLC (United Kingdom)	291,616	5,851,916

		29,149,719

Electronic Components — 0.2%
Eizo Nanao Corp. (Japan)	13,400	294,542
Enel SpA (Italy)	519,200	2,291,853
TE Connectivity Ltd. (Switzerland)	134,000	3,770,760

		6,357,155

Electronic Equipment & Instruments
Kingboard Chemical Holdings Ltd. (Cayman Islands)	334,000	899,674

Electronics — 0.3%
Agilent Technologies, Inc.*	170,936	5,341,750
Murata Manufacturing Co. Ltd. (Japan)	45,200	2,454,100
Nippon Electric Glass Co. Ltd. (Japan)	92,000	836,004

		8,631,854

Engineering/Construction — 0.4%
AMEC PLC (United Kingdom)	262,840	3,316,495
Bouygues SA (France)	20,400	674,859
COMSYS Holdings Corp. (Japan)	93,900	924,880
Kyowa Exeo Corp. (Japan)	112,700	1,075,455
NCC AB (Sweden) (Class B Stock)	51,700	841,380
Vinci SA (France)	119,034	5,105,586

		11,938,655

Entertainment & Leisure — 0.1%
Heiwa Corp. (Japan)	50,900	901,006
Madison Square Garden Co. (The) (Class A Stock)*	77,500	1,767,000
Sankyo Co. Ltd. (Japan)	10,200	551,924

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Entertainment & Leisure (cont’d.)
Tabcorp Holdings Ltd. (Australia)	224,000	$551,983
Thomas Cook Group PLC (United Kingdom)	432,300	266,466

		4,038,379

Equipment Services
Downer EDI Ltd. (Australia)*	253,800	694,663

Financial – Bank & Trust — 1.2%
Banco Popolare Scarl (Italy)	19,500	32,241
Bank of Ireland (Ireland)*	71,900	7,303
DBS Group Holdings Ltd. (Singapore)	152,000	1,362,992
Dexia SA (Belgium)*	15,923	30,287
Fifth Third Bancorp	326,500	3,297,650
KeyCorp.	539,500	3,199,235
Mitsubishi UFJ Financial Group, Inc. (Japan)	420,800	1,931,326
Mizuho Financial Group, Inc. (Japan)	1,080,600	1,582,415
Morgan Stanley(a)	439,500	5,933,250
National Australia Bank Ltd. (Australia)	108,600	2,306,807
Standard Chartered PLC (United Kingdom)	266,993	5,326,790
State Street Corp.	125,000	4,020,000
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	284,000	940,010
UBS AG (Switzerland)*	57,200	654,286
Wells Fargo & Co.	180,500	4,353,660
Westpac Banking Corp. (Australia)	53,900	1,043,785

		36,022,037

Financial Services — 1.3%
Alpha Bank A.E. (Greece)*	8,400	14,653
American Express Co.	144,800	6,501,520
Ameriprise Financial, Inc.	64,000	2,519,040
Citigroup, Inc.	50,500	1,293,810
Credicorp Ltd. (Bermuda)(a)	45,031	4,151,858
Goldman Sachs Group, Inc. (The)	22,900	2,165,195
H&R Block, Inc.	299,000	3,979,690
Irish Life & Permanent Group Holdings PLC (Ireland)*	48,500	1,949
JPMorgan Chase & Co.	378,500	11,400,420
Keiyo Bank Ltd. (The) (Japan)	192,000	1,038,031
Sumitomo Mitsui Financial Group, Inc. (Japan)	71,100	2,003,284
Western Union Co. (The)	344,500	5,267,405

		40,336,855

Foods — 1.0%
Compass Group PLC (United Kingdom)	742,279	5,988,437
Dairy Crest Group PLC (United Kingdom)	112,800	613,371
Delhaize Group SA (Belgium)	28,600	1,671,927
East Asiatic Co. Ltd. A/S (Denmark)	10,000	203,869
Goodman Fielder Ltd. (Australia)	2,072,017	949,710
Greggs PLC (United Kingdom)	96,879	693,210
Indofood Sukses Makmur Tbk PT (Indonesia)	1,553,500	882,924
J. Sainsbury PLC (United Kingdom)	469,300	1,998,318
Kellogg Co.	86,500	4,600,935
Koninklijke Ahold NV (Netherlands)	127,100	1,494,714
Marston’s PLC (United Kingdom)	226,520	326,697
Megmilk Snow Brand Co. Ltd. (Japan)	52,900	1,084,970
Metro AG (Germany)	43,900	1,863,492
Morinaga Milk Industry Co. Ltd. (Japan)	154,000	682,836
Nutreco NV (Netherlands)	6,900	430,892

	Shares	Value
COMMON STOCKS (Continued)
Foods (cont’d.)
Premier Foods PLC (United Kingdom)*	2,869,410	$456,402
Unilever NV (Netherlands), CVA	185,140	5,860,290
WM Morrison Supermarkets PLC (United Kingdom)	562,200	2,534,819

		32,337,813

Gas Distribution — 0.2%
Centrica PLC (United Kingdom)	1,099,575	5,068,631

Healthcare Providers
Miraca Holdings, Inc. (Japan)	13,700	602,166

Healthcare Services — 0.2%
Fresenius Medical Care AG & Co. KGaA (Germany)	89,343	6,060,937

Healthcare Technology
AGFA-Gevaert NV (Belgium)*	202,500	522,607

Holding Companies – Diversified — 0.2%
First Pacific Co. Ltd. (Bermuda)	1,028,000	907,333
Noble Group Ltd. (Bermuda)	4,895,000	4,883,577

		5,790,910

Home Furnishings — 0.1%
Alpine Electronics, Inc. (Japan)	36,200	466,522
Electrolux AB (Sweden) (Class B Stock)	63,400	932,355
Pace PLC (United Kingdom)	354,800	522,637

		1,921,514

Hotels, Restaurants & Leisure — 1.1%
McDonald’s Corp.	232,843	20,448,272
Plenus Co. Ltd. (Japan)	29,700	482,159
Wynn Macau Ltd. (Cayman Islands)	627,600	1,484,157
Wynn Resorts Ltd.	107,698	12,393,886

		34,808,474

Industrial Conglomerates — 0.3%
General Electric Co.	572,500	8,724,900

Insurance — 1.5%
Aegon NV (Netherlands)*	127,900	518,426
Allianz SE (Germany)	24,900	2,333,852
Allstate Corp. (The)	182,000	4,311,580
Amlin PLC (United Kingdom)	266,532	1,171,401
Aviva PLC (United Kingdom)	194,500	914,713
AXA SA (France)	95,300	1,239,837
Baloise Holding AG (Switzerland)	25,800	1,889,406
Fondiaria-Sai SpA (Italy)*	14,900	31,086
Hannover Rueckversicherung AG (Germany)	21,500	972,046
Helvetia Holding AG (Switzerland)	3,200	972,814
ING Groep NV (Netherlands), CVA*	196,500	1,386,079
Legal & General Group PLC (United Kingdom)	687,000	1,026,053
Marsh & McLennan Cos., Inc.	296,000	7,855,840
MetLife, Inc.	76,000	2,128,760
Muenchener Rueckversicherungs- Gesellschaft AG (Germany)	13,600	1,689,072
Old Mutual PLC (United Kingdom)	868,000	1,408,470
Prudential PLC (United Kingdom)	845,054	7,257,386
RSA Insurance Group PLC (United Kingdom)	425,600	732,441
SCOR SE (France)	62,000	1,337,404
Swiss Life Holding AG (Switzerland)*	17,900	1,963,081

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Swiss Re Ltd. (Switzerland)*	34,500	$1,618,425
Zurich Financial Services AG (Switzerland)*	12,500	2,603,806

		45,361,978

Internet — 1.7%
Amazon.com, Inc.*	83,610	18,078,990
Baidu, Inc. (Cayman Islands), ADR*	162,210	17,341,871
priceline.com, Inc.*	41,097	18,471,458

		53,892,319

Investment Companies — 0.2%
Hutchison Port Holdings Trust (Singapore)	9,986,000	6,740,550

Iron/Steel — 0.1%
ArcelorMittal (Luxembourg)	60,600	968,192
Nucor Corp.	65,000	2,056,600
OneSteel Ltd. (Australia)	924,800	1,083,807

		4,108,599

Lumber & Wood Products — 0.2%
Weyerhaeuser Co.	361,000	5,613,550

Machinery & Equipment
Georg Fischer AG (Switzerland)*	3,910	1,355,779

Media — 1.5%
AMC Networks, Inc. (Class A Stock)*	38,000	1,214,100
British Sky Broadcasting Group PLC (United Kingdom)	379,082	3,904,236
Cablevision Systems Corp. (Class A Stock)	152,000	2,390,960
Comcast Corp. (Class A Stock)	22,500	470,250
Comcast Corp. (Special Class A Stock)(a)	143,200	2,962,808
Liberty Media Corp. - Liberty Starz (Class A Stock)*	29,700	1,887,732
Pearson PLC (United Kingdom)	337,298	5,949,662
Time Warner Cable, Inc.	111,000	6,956,370
Time Warner, Inc.(a)	698,903	20,946,123
Trinity Mirror PLC (United Kingdom)*	126,600	80,308

		46,762,549

Medical Supplies & Equipment — 0.7%
Cie Generale d’Optique Essilor International SA (France)	69,494	4,997,503
Covidien PLC (Ireland)	139,400	6,147,540
Johnson & Johnson	157,000	10,002,470

		21,147,513

Metals & Mining — 1.0%
Ausdrill Ltd. (Australia)	161,200	415,418
BHP Billiton PLC (United Kingdom)	263,253	7,032,548
BlueScope Steel Ltd. (Australia)	247,500	170,661
Boliden AB (Sweden)	157,500	1,619,619
Johnson Matthey PLC (United Kingdom)	149,079	3,656,699
Precision Castparts Corp.	70,840	11,012,786
Rio Tinto Ltd. (Australia)	34,100	1,997,352
ThyssenKrupp AG (Germany)	61,700	1,516,051
United States Steel Corp.(a)	52,500	1,155,525
Vulcan Materials Co.(a)	142,000	3,913,520

		32,490,179

Multimedia — 0.1%
Vivendi SA (France)	110,000	2,239,586

Oil & Gas — 2.4%
Baker Hughes, Inc.	136,700	6,310,072

	Shares	Value
COMMON STOCKS (Continued)
Oil & Gas (cont’d.)
Caltex Australia Ltd. (Australia)	80,400	$828,648
ENI SpA (Italy)	134,400	2,364,456
EQT Corp.	41,100	2,193,096
Exxon Mobil Corp.	184,100	13,371,183
JX Holdings, Inc. (Japan)	204,200	1,146,111
Murphy Oil Corp.	138,700	6,124,992
National Oilwell Varco, Inc.	92,672	4,746,660
NiSource, Inc.	61,000	1,304,180
Occidental Petroleum Corp.	159,882	11,431,563
OMV AG (Austria)	59,200	1,762,171
Petroleo Brasileiro SA (Brazil)	572,900	6,352,860
Statoil ASA (Norway)	72,200	1,549,259
Total SA (France)	82,400	3,635,431
Total SA (France), ADR(a)	195,200	8,563,424
Tullow Oil PLC (United Kingdom)	202,936	4,104,214

		75,788,320

Oil & Gas Services — 0.4%
Halliburton Co.	426,219	13,008,204

Oil, Gas and Consumable Fuels — 1.6%
BP PLC (United Kingdom)	651,700	3,907,397
Chevron Corp.(a)	173,300	16,033,716
Newfield Exploration Co.*	27,000	1,071,630
Petrofac Ltd. (United Kingdom)	263,225	4,868,985
Repsol YPF SA (Spain)	120,200	3,173,126
Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	238,600	7,424,000
Royal Dutch Shell PLC (United Kingdom), ADR(a)	118,200	7,271,664
Saipem SpA (Italy)	100,081	3,512,570
Schlumberger Ltd. (Netherlands)	33,600	2,006,928

		49,270,016

Paper & Forest Products — 0.3%
DS Smith PLC (United Kingdom)	352,100	953,537
International Paper Co.	244,500	5,684,625
Mondi PLC (United Kingdom)	241,774	1,767,003
Svenska Cellulosa AB (Sweden) (Class B Stock)	47,300	575,925

		8,981,090

Pharmaceuticals — 2.1%
Allergan, Inc.	62,028	5,109,867
AstraZeneca PLC (United Kingdom)	94,600	4,198,313
GlaxoSmithKline PLC (United Kingdom)	45,500	938,900
H. Lundbeck A/S (Denmark)	40,200	764,995
KYORIN Holdings, Inc. (Japan)	52,000	1,087,404
Mead Johnson Nutrition Co.	127,148	8,751,597
Merck & Co., Inc.	329,000	10,761,590
Merck KGaA (Germany)	18,200	1,490,733
Novartis AG (Switzerland)	26,700	1,491,507
Novo Nordisk A/S (Denmark) (Class B Stock)	57,377	5,722,449
Pfizer, Inc.	658,000	11,633,440
Roche Holding AG (Switzerland)	12,700	2,051,204
Sanofi (France)	68,600	4,512,277
Teva Pharmaceutical Industries Ltd. (Israel)	22,300	826,219
Teva Pharmaceutical Industries Ltd. (Israel), ADR	130,195	4,845,858

		64,186,353

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pipelines — 0.3%
Spectra Energy Corp.	338,500	$8,303,405

Real Estate — 0.4%
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	199,636	5,499,972
CapitaMalls Asia Ltd. (Singapore)	2,063,000	1,901,159
China Vanke Co. Ltd. (China) (Class B Stock)	144,797	124,408
Daito Trust Construction Co. Ltd. (Japan)	29,000	2,658,695
St. Joe Co. (The)*(a)	161,500	2,420,885

		12,605,119

Retail — 3.4%
Alimentation Couche Tard, Inc. (Canada) (Class B Stock)	157,562	4,420,577
AutoZone, Inc.*	7,444	2,376,050
Cie Financiere Richemont SA (Switzerland), ADR	3,075,863	13,595,314
Fast Retailing Co. Ltd. (Japan)	38,900	6,966,877
Home Retail Group PLC (United Kingdom)	523,700	910,096
Kesa Electricals PLC (United Kingdom)	587,300	763,008
K’s Holdings Corp. (Japan)	24,600	965,309
Lowe’s Cos., Inc.	268,500	5,192,790
Marks & Spencer Group PLC (United Kingdom)	400,400	1,949,774
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	43,100	876,921
O’Reilly Automotive, Inc.*	117,305	7,816,032
Starbucks Corp.	488,534	18,217,433
TJX Cos., Inc. (The)	447,063	24,798,585
Truworths International Ltd. (South Africa)	316,800	2,753,863
Tsuruha Holdings, Inc. (Japan)	22,300	1,242,011
Yum! Brands, Inc.	257,122	12,699,256

		105,543,896

Retail & Merchandising — 1.2%
Aoyama Trading Co. Ltd. (Japan)	39,600	686,686
Circle K Sunkus Co. Ltd. (Japan)	38,400	646,189
Kohl’s Corp.	50,700	2,489,370
Next PLC (United Kingdom)	131,022	5,136,709
NIKE, Inc. (Class B Stock)	211,370	18,074,249
Rallye SA (France)	24,500	703,884
Shimachu Co. Ltd. (Japan)	45,300	1,091,103
Tiffany & Co.	74,732	4,545,200
Wal-Mart Stores, Inc.	107,100	5,558,490

		38,931,880

Semiconductors — 0.3%
ASM Pacific Technology Ltd. (Cayman Islands)	436,600	4,261,764
ASML Holding NV (Netherlands)	124,791	4,315,067
STMicroelectronics NV (Netherlands)	42,100	275,128

		8,851,959

Software — 0.5%
Check Point Software Technologies Ltd. (Israel)*(a)	181,741	9,588,655
Dassault Systemes SA (France)	57,026	4,026,890
Micro Focus International PLC (United Kingdom)	280,700	1,400,984

		15,016,529

Specialty Retail — 0.1%
Home Depot, Inc. (The)(a)	89,000	2,925,430

	Shares	Value
COMMON STOCKS (Continued)
Steel Producers/Products
Voestalpine AG (Austria)	26,100	$754,478

Telecommunications — 0.9%
BT Group PLC (United Kingdom)	1,169,400	3,134,381
Cisco Systems, Inc.	340,000	5,266,600
France Telecom SA (France)	42,500	695,589
KDDI Corp. (Japan)	340	2,340,682
Koninklijke KPN NV (Netherlands)	152,400	2,007,260
Nippon Telegraph & Telephone Corp. (Japan)	62,000	2,970,305
NTT DoCoMo, Inc. (Japan)	900	1,639,844
Softbank Corp. (Japan)	257,000	7,519,836
Telecom Italia SpA (Italy)	1,106,700	1,202,438
Telefonica SA (Spain)	48,000	919,908
Telstra Corp. Ltd. (Australia)	264,900	788,931
Vodafone Group PLC (United Kingdom)	375,000	966,484

		29,452,258

Transportation — 0.9%
Canadian Pacific Railway Ltd. (Canada)	86,800	4,174,212
Go-Ahead Group PLC (United Kingdom)	29,900	614,583
Sankyu, Inc. (Japan)	239,000	1,125,633
Seino Holdings Co. Ltd. (Japan)	117,000	951,413
Union Pacific Corp.	241,336	19,709,911

		26,575,752

Utilities — 0.3%
Drax Group PLC (United Kingdom)	78,000	580,000
E.ON AG (Germany)	32,400	702,950
Illinois Tool Works, Inc.	166,500	6,926,400

		8,209,350

Wireless Telecommunication Services — 0.1%
Sprint Nextel Corp.*	937,000	2,848,480

TOTAL COMMON STOCKS (cost $1,532,893,579)		1,384,371,129

EXCHANGE TRADED FUNDS — 8.6%
Energy Select Sector SPDR Fund(a)	19,574	1,146,841
iShares Barclays 20+ Year Treasury Bond Fund(a)	75,300	9,096,240
iShares Barclays Aggregate Bond Fund.	671,774	73,969,035
iShares Barclays Intermediate Credit Bond Fund(a)	4,274	456,891
iShares Barclays TIPS Bond Fund	81,123	9,272,359
iShares Dow Jones Select Dividend Index Fund(a)	110,642	5,337,370
iShares Dow Jones U.S. Technology Sector Index Fund(a)	8,775	518,954
iShares iBoxx Investment Grade Corporate Bond Fund(a)	4,752	533,840
iShares MSCI EAFE Index Fund(a)	1,016,241	48,525,508
iShares MSCI Emerging Markets Index Fund	35,362	1,240,145
iShares Russell 1000 Growth Index Fund(a)	244,147	12,847,015
iShares Russell 1000 Value Index Fund(a)	346,496	19,608,209
iShares Russell 2000 Index Fund(a)	18,693	1,201,025
iShares S&P 500 Growth Index Fund(a)	212,801	13,031,933
iShares S&P Global 100 Index Fund(a)	51,038	2,736,658
iShares S&P MidCap 400 Index Fund	19,483	1,519,479
iShares S&P SmallCap 600 Barra Growth Index Fund	15,159	977,149

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS (Continued)
iShares S&P SmallCap 600 Index Fund(a)	83,718	$4,897,503
SPDR S&P 500 ETF Trust(a)	402,096	45,505,204
Utilities Select Sector SPDR Fund(a)	317,300	10,673,972
Vanguard REIT ETF(a)	101,768	5,176,938

TOTAL EXCHANGE TRADED FUNDS (cost $285,982,993)		268,272,268

PREFERRED STOCKS — 0.2%
Diversified Financial Services
SLM Corp., 5.164%	1,800	38,916

Financial – Bank & Trust — 0.2%
Wells Fargo & Co., Series J, 8.000%	213,625	5,891,778

TOTAL PREFERRED STOCKS (cost $5,576,806)		5,930,694

	Units
RIGHTS*
Banks
Banco Bilbao Vizcaya Argentaria SA (Spain), expiring 10/14/11 (cost $17,291)	116,100	17,110

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.3%
Aegis Asset Backed Securities Trust,
Series 2005-4, Class 1A4
0.556%(c)	10/25/35	Aa3		$1,600	1,225,142
Aquilae CLO PLC (Ireland),
Series 2006-1X, Class A
2.057%	01/17/23	Aa1	EUR	379	467,244
ARES CLO Funds,
Series 2006-6RA, Class A1B, 144A
0.477%(c)	03/12/18	Aaa		416	404,272
Asset Backed Funding Certificates,
Series 2004-OPT5, Class A1
0.536%(c)	06/25/34	Aaa		123	87,355
Asset Backed Securities Corp. Home Equity,
Series 2004-HE6, Class A1
0.510%(c)	09/25/34	Aaa		17	14,643
Avoca CLO I BV (Ireland),
Series III-X, Class A
1.974%(c)	09/15/21	Aaa	EUR	1,937	2,401,560
Bear Stearns Asset Backed Securities Trust,
Series 2006-AQ1, Class 2A1
0.315%(c)	10/25/36	B3		18	16,916
Series 2006-HE9, Class 1A1
0.236%(c)	11/25/36	Baa2		17	16,365
Series 2006-SD3, Class 1A1A
5.500%	08/25/36	BB		221	146,576
Series 2007-AQ1, Class A1
0.296%(c)	11/25/36	Caa2		166	110,751
Bear Stearns Second Lien Trust,
Series 2007-SV1A, Class A1, 144A
0.406%(c)	12/25/36	B3		507	482,083
Bumper 2 SA (United Kingdom),
Series 2009-3, Class A
2.994%(c)	06/20/22	NR	EUR	101	135,021

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Canada Capital Auto Receivables Asset Trust (Canada),
Series 2011-1A, Class A1, 144A
1.845%	04/17/13	Aaa	CAD	1,267	$1,218,306
Chester Asset Receivables Dealings (United Kingdom),
Series 2004-1, Class A
1.012%(c)	04/15/16	Aaa	GBP	3,000	4,568,391
Citibank Omni Master Trust,
Series 2009-A8, Class A8, 144A
2.329%(c)	05/16/16	Aaa		$2,100	2,117,873
Series 2009-A14A, Class A14, 144A
2.979%(c)	08/15/18	Aaa		900	941,655
Countrywide Asset-Backed Certificates,
Series 2006-4, Class 2A2
0.366%(c)	07/25/36	B2		875	706,213
Series 2007-2, Class 2A1
0.236%(c)	08/25/37	Baa3		25	24,755
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A1
0.295%(c)	11/25/36	Caa1		24	16,132
Series 2007-CB6, Class A1, 144A
0.355%(c)	07/25/37	Caa1		106	97,211
Cumberland CLO Ltd. (Cayman Islands),
Series 2005-2A, Class A, 144A
0.517%(c)	11/10/19	Aa1		577	554,736
Driver GmbH (Germany),
Series 8-A, Class 1M
1.943%	02/21/17	Aaa	EUR	1,089	1,459,275
Eurocredit BV CDO (Netherlands),
Series IV-X, Class A1
1.678%	02/22/20	NR	EUR	605	754,725
Eurocredit CDO I Ltd. (Netherlands),
Sr. Unsec’d. Notes
2.277%	09/03/12	NR	EUR	279	368,107
First CLO Ltd.,
Series 2004-2X1, Class A2
0.620%	12/14/16	NR		149	144,145
First Franklin Mortgage Loan Asset-Backed Certificates,
Series 2006-FF15, Class A3
0.285%(c)	11/25/36	Aaa		1	711
First NLC Trust,
Series 2007-1, Class A1, 144A
0.305%(c)	08/25/37	Caa2		165	79,359
Ford Credit Auto Owner Trust,
Series 2009-A, Class A3B
2.729%(c)	05/15/13	Aaa		103	103,006
Gulf Stream Compass CLO Ltd.,
Series 2004-1A, Class A, 144A
0.638%(c)	07/15/16	Aa2		99	97,462
Harvest CLO SA (Luxembourg),
Series IX, Class A1
2.003%(c)	03/29/17	Aa1	EUR	497	636,048
Hillmark Funding (Cayman Islands),
Series 2006-1A, Class A1, 144A
0.548%(c)	05/21/21	Aaa		1,700	1,566,594
HSI Asset Securitization Corp. Trust,
Series 2007-OPT1, Class 2A1
0.236%(c)	12/25/36	Ba1		44	42,413
Series 2007-WF1, Class 2A1
0.246%(c)	05/25/37	Ba1		18	17,807

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Illinois Student Assistance Commission,
Series 2010-1, Class A1
0.754%(c)	04/25/17	AAA(d)		$190	$189,840
Indymac Residential Asset Backed Trust,
Series 2007-B, Class 2A2
0.346%(c)	07/25/37	Caa3		1,934	908,097
JPMorgan Mortgage Acquisition Corp.,
Series 2006-WMC3, Class A3
0.296%(c)	08/25/36	Ca		151	44,253
Series 2007-HE1, Class AV1
0.295%(c)	03/25/47	Caa1		245	198,544
Katonah Ltd. (Cayman Islands),
Series 6A, Class A1A, 144A
0.567%(c)	09/20/16	Aa2		496	486,837
Landmark CDO Ltd. (Channel Islands),
Series 2005-1A, Class A1L, 144A
0.554%(c)	06/01/17	Aaa		628	605,274
LCM LP (Cayman Islands),
Series 5A, Class A1, 144A
0.477%(c)	03/21/19	Aaa		600	561,184
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.795%(c)	10/25/34	Aaa		12	9,071
MAGI Funding PLC (Ireland),
Series I-A, Class A
1.835%	04/11/21	Aa1	EUR	1,115	1,382,597
Magnolia Funding Ltd.,
Series 2010-1A, Class A1, 144A
3.000%	04/20/17	NR	EUR	1,971	2,634,731
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-MLN1, Class A2A
0.256%(c)	07/25/37	A3		2	2,360
Series 2006-RM4, Class A2A
0.266%(c)	09/25/37	C		5	1,076
Series 2006-RM5, Class A2A
0.246%(c)	10/25/37	C		54	13,175
Morgan Stanley ABS Capital I,
Series 2006-WMC2, Class A2FP
0.236%(c)	07/25/36	Ca		96	29,084
Series 2007-HE6, Class A1
0.246%(c)	05/25/37	Caa3		86	72,974
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV1
0.246%(c)	06/25/37	Aa2		36	35,463
Nelnet Student Loan Trust,
Series 2008-4, Class A2
0.974%(c)	07/25/18	Aaa		157	157,927
North Carolina State Education Assistance Authority,
Series 2011-2, Class A1
0.785%(c)	10/26/20	AAA(d)		900	898,128
Penarth Master Issuer PLC (United Kingdom),
Series 2011-1A, Class A1, 144A
0.850%(c)	05/18/15	Aaa		3,000	3,003,926
Penta CLO SA (Luxembourg),
Series 2007-1X, Class A1
1.934%	06/04/24	AA+(d)	EUR	968	1,157,164
Plymouth Rock CLO Ltd., Inc.,
Series 2010-1A, Class A, 144A
1.761%(c)	02/16/19	AAA(d)		1,627	1,608,134

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Premium Loan Trust Ltd.,
Series 2004-1A, Class A, 144A
0.654%(c)	10/25/14	Aaa		$47	$45,839
Residential Asset Securities Corp.,
Series 2002-KS4, Class AIIB
0.686%(c)	07/25/32	Ca		20	11,574
Securitized Asset Backed Receivables LLC Trust,
Series 2007-HE1, Class A2A
0.295%(c)	12/25/36	Ca		42	12,062
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A
0.365%(c)	05/25/37	B3		477	275,500
SLM Student Loan Trust,
Series 2004-5X, Class A5
1.429%(c)	10/25/23	Aaa	EUR	400	489,408
Series 2007-3, Class A3
0.314%(c)	04/25/19	Aaa		600	578,699
Series 2009-C, Class A, 144A
4.500%(c)	11/16/43	AAA(d)		1,127	1,077,206
Series 2009-CT, Class 1A, 144A
2.350%(c)	04/15/39	Aaa		687	693,519
Series 2010-C, Class A1, 144A
1.879%(c)	12/15/17	Aaa		197	197,734
Soundview Home Equity Loan Trust,
Series 2006-NLC1, Class A1, 144A
0.295%(c)	11/25/36	Caa3		68	18,314
Structured Asset Securities Corp.,
Series 2006-NC1, Class A6
0.236%(c)	05/25/36	Aaa		1	1,218
Symphony CLO Ltd.,
Series 2007-3A, Class A1A, 144A
0.501%(c)	05/15/19	Aa1		500	469,180
Washington Mutual Asset-Backed Certificates,
Series 2006-HE5, Class 2A1
0.246%(c)	10/25/36	Caa2		205	145,227
Wood Street CLO BV,
Series II-A, Class A1
1.763%	03/29/21	Aa1	EUR	214	270,487

TOTAL ASSET-BACKED SECURITIES (cost $40,967,712)					39,308,658

BANK LOANS(c) — 0.2%
Diversified Financial Services — 0.1%
Springleaf Financial Corp., Term Loan
5.500%	05/28/17	B2		5,400	4,711,500

Electric — 0.1%
Texas Competitive Electric Holdings Co. LLC, Term Loan,
3.726%	10/10/14	B2		2,701	1,896,239
3.771%	10/10/14	B2		3	2,318

					1,898,557

Media
Charter Communications, Term Loan C
3.620%	09/06/16	Ba1		990	955,277

Telecommunications
Intelsat Jackson Holdings, Term B1
5.250%	04/02/18	B1		499	478,800

TOTAL BANK LOANS (cost $9,108,640)					8,044,134

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
Banc of America Large Loan, Inc.,
Series 2007-BMB1, Class A1, 144A
0.776%(c)	08/15/29	Aaa		$352	$326,545
Series 2009-UB1, Class A4A, 144A
5.692%(c)	06/24/50	NR		250	271,046
Series 2010-HLTN, Class HLTN, 144A
1.979%(c)	11/15/15	NR		1,643	1,463,681
Series 2010-UB5, Class A4A, 144A
5.672%(c)	02/17/51	NR		1,900	2,075,231
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	Aaa		100	105,142
Series 2007-CD5, Class A4
5.886%(c)	11/15/44	Aaa		100	107,264
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class XP, IO
0.686%(c)	12/10/46	Aaa		44,677	471,117
Series 2010-C1, Class A1, 144A
3.156%	07/10/46	Aaa		1,965	1,981,887
Credit Suisse Mortgage Capital Certificates,
Series 2006-C5, Class A3
5.311%	12/15/39	Aaa		1,700	1,778,598
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40	Aaa		100	107,813
Series 2010-RR4, Class 2A, 144A
5.467%(c)	09/18/39	Aaa		1,000	1,092,033
Series 2010-UD1, Class A, 144A
5.947%(c)	12/18/49	Aaa		800	891,376
DBUBS Mortgage Trust,
Series 2011-LC2A, Class A2, 144A
3.446%	07/10/44	Aaa		2,700	2,726,744
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A1, 144A
1.143%(c)	03/06/20	Aaa		142	141,088
Series 2007-EOP, Class A2, 144A
1.317%(c)	03/06/20	Aaa		250	248,290
Series 2010-C1, Class A2, 144A
4.592%	08/10/43	Aaa		2,600	2,694,446
Immeo Residential Finance PLC (Ireland),
Series 2, Class A
1.631%(c)	12/15/16	Aa3	EUR	198	245,201
JLOC Ltd. (Japan),
Series 37A, Class A1
0.418%	01/15/15	Aa3	JPY	13,548	161,584
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A3
5.336%	05/15/47	Aa3		110	113,587
Series 2010-C2, Class A3, 144A
4.070%	11/15/43	AAA(d)		1,300	1,296,340
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1, 144A
0.764%(c)	07/09/21	Aaa		600	577,563
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4, Class A3
5.172%(c)	12/12/49	Aaa		900	959,766
Morgan Stanley Capital I,
Series 2007-IQ15, Class A4
6.080%(c)	06/11/49	BBB+(d)		40	42,407

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A
6.213%(c)	12/16/49	Aaa	$200	$220,872
Unite USAF PLC (United Kingdom),
Series 2006-1, Class A
1.018%(c)	03/31/17	Aaa	GBP 700	994,979
Vornado DP LLC,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28	AAA(d)	700	702,532
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C14, Class A4
5.088%(c)	08/15/41	Aaa	100	106,109
Series 2006-C23, Class A4
5.418%(c)	01/15/45	Aaa	100	107,625
Series 2006-WL7A, Class A1, 144A
0.277%(c)	09/15/21	Aaa	410	395,508

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $21,922,304)				22,406,374

CORPORATE BONDS — 11.8%
Aerospace & Defense
Goodrich Corp.,
Sr. Unsec’d. Notes
6.290%	07/01/16	Baa2	100	117,577

Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
9.250%	08/06/19	Baa1	1,900	2,490,528
9.700%	11/10/18	Baa1	2,400	3,180,458

				5,670,986

Airlines
Delta Air Lines 2010-1 Class A, Pass-Through Trust, Pass-Through Certificates
6.200%	07/02/18	Baa2	943	971,564
Southwest Airlines Co.,
Sr. Unsec’d. Notes
6.500%	03/01/12	Baa3	100	102,083

				1,073,647

Apparel
Jones Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	11/15/14	Ba3	1,200	1,177,500

Automobile Manufacturers — 0.1%
Hyundai Motor Manufacturing Czech SRO (South Korea),
Gtd. Notes, 144A
4.500%	04/15/15	Baa2	1,500	1,530,508
Volkswagen International Finance NV (Netherlands),
Gtd. Notes, 144A
0.856%(c)	04/01/14	A3	200	200,512
1.625%	08/12/13	A3	1,000	1,003,474

				2,734,494

Automotive Parts — 0.1%
Autozone, Inc.,
Sr. Unsec’d. Notes
5.875%	10/15/12	Baa2	1,100	1,149,249

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings †	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Automotive Parts (cont’d.)
6.950%	06/15/16	Baa2		$2,400	$2,816,921

					3,966,170

Banks — 3.5%
Abbey National Treasury Services PLC (United Kingdom),
Bank Gtd. Notes, 144A
3.875%	11/10/14	Aa3		2,300	2,208,506
Covered Bonds
3.625%	10/14/16	Aaa	EUR	3,500	4,692,718
ABN Amro Bank NV (Netherlands),
Covered Bonds, MTN
3.250%	01/18/13	Aaa	EUR	400	545,809
Ally Financial, Inc.,
Gtd. Notes
3.478%(c)	02/11/14	B1		2,100	1,929,944
3.751%(c)	06/20/14	B1		900	821,480
6.875%	08/28/12	B1		1,800	1,833,750
8.000%	03/15/20	B1		600	555,372
8.300%	02/12/15	B1		600	593,250
Australia & New Zealand Banking Group Ltd. (Australia),
Gov’t. Liquid Gtd. Notes, 144A
0.527%(c)	06/18/12	Aaa		1,000	1,000,537
Banco Bradesco SA (Brazil),
Sr. Unsec’d. Notes, 144A
2.390%(c)	05/16/14	Baa1		1,800	1,748,362
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, MTN, 144A
3.007%(c)	07/02/14	Baa2		2,500	2,487,475
Sr. Unsec’d. Notes, 144A
4.500%	01/22/15	Baa1		1,000	1,021,200
Sr. Unsec’d. Notes
4.500%	01/20/16	Baa2	EUR	400	519,554
Bank of America Corp.,
Sr. Unsec’d. Notes
0.541%(c)	10/14/16	A2		500	390,090
4.500%	04/01/15	A2		2,300	2,179,811
6.500%	08/01/16	Baa1		300	297,914
Sr. Unsec’d. Notes, MTN
5.650%	05/01/18	Baa1		3,200	3,038,506
Sub. Notes, MTN
4.000%(c)	03/28/18	A3	EUR	1,000	910,423
4.750%(c)	05/23/17	Baa2	EUR	600	577,142
Bank of Montreal (Canada),
Covered Bonds, 144A
2.850%	06/09/15	Aaa		2,000	2,110,838
Bank of Scotland PLC (United Kingdom),
Gov’t. Liquid Gtd. Notes
5.590%(c)	07/24/12	Aaa	AUD	900	872,886
Barclays Bank PLC (United Kingdom),
Jr. Sub. Notes, 144A
5.926%(c)	09/29/49	Baa2		2,700	1,998,000
Sr. Unsec’d. Notes
1.323%(c)	01/13/14	Aa3		4,200	4,078,192
Sub. Notes, 144A
10.180%	06/12/21	Baa1		2,800	2,962,624
BBVA Bancomer SA (Mexico),
Sr. Unsec’d. Notes, 144A
4.500%	03/10/16	A1		800	744,000
BNP Paribas Home Loan SA (France),

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Covered Bonds, 144A
2.200%	11/02/15	Aaa		$5,500	$5,343,102
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.018%(c)	02/07/14	Aa3		900	851,683
2.375%	10/04/13	Aa3		900	859,485
Commonwealth Bank of Australia (Australia),
Gov’t. Liquid Gtd. Notes, 144A
0.525%(c)	09/17/14	Aaa		100	100,044
0.705%(c)	07/12/13	Aaa		2,100	2,098,950
0.747%(c)	06/25/14	Aaa		500	503,138
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Gtd. Notes
4.500%	01/11/21	Aaa		1,500	1,621,716
Jr. Sub. Notes, 144A
11.000%(c)	12/29/49	A2		150	180,375
Credit Suisse (Switzerland),
Sr. Unsec’d. Notes
1.241%(c)	01/14/14	Aa1		1,900	1,864,215
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
0.496%(c)	01/12/12	Aa1		1,400	1,399,660
0.731%(c)	03/05/13	Aa1		400	398,950
0.733%(c)	04/29/14	Aa1		4,600	4,332,165
2.750%	01/10/14	Aa1		1,200	1,192,366
Gov’t. Liquid. Gtd. Notes, 144A
2.750%	04/29/14	Aa1		3,100	3,052,570
ICICI Bank Ltd. (India),
Bonds, 144A
2.058%(c)	02/24/14	Baa2		500	489,372
ING Bank Australia Ltd. (Australia),
Gov’t. Liquid Gtd. Notes
5.668%(c)	06/24/14	AAA(d) AUD 2,000			1,956,318
ING Bank NV (Netherlands),
Covered Bonds, 144A
2.500%	01/14/16	Aaa		1,700	1,723,855
Sr. Notes, 144A
1.596%(c)	10/18/13	Aa3		600	588,364
Sr. Unsec’d. Notes, 144A
5.000%	06/09/21	Aa3		4,800	4,844,419
Intesa Sanpaolo SpA (Italy),
Notes, 144A
2.708%(c)	02/24/14	Aa3		5,100	4,592,570
Korea Exchange Bank (South Korea),
Sr. Unsec’d. Notes, MTN
4.875%	01/14/16	A2		300	308,334
Lloyds TSB Bank PLC (United Kingdom),
Bank Gtd. Notes, MTN, 144A
4.375%	01/12/15	Aa3		2,600	2,543,863
Bank Gtd. Notes
4.875%	01/21/16	Aa3		1,000	985,747
Covered Bonds, MTN
4.125%	04/06/16	Aaa	EUR	3,500	4,871,607
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49	Ba1		3,600	3,301,956
Sr. Unsec’d. Notes
2.603%(c)	01/24/14	Aa3		1,000	973,425
NIBC Bank NV (Netherlands),
Gov’t. Liquid Gtd. Notes, 144A

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
2.800%	12/02/14	Aaa		$6,800	$7,123,619
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.149%(c)	01/14/14	Aa2		3,300	3,315,497
4.875%	01/14/21	Aa2		600	622,493
Santander US Debt SA Unipersonal (Spain),
Bank Gtd. Notes, 144A
1.169%(c)	03/30/12	Aa2		1,800	1,786,786
3.724%	01/20/15	Aa2		2,500	2,318,188
Stadshypotek AB (Sweden),
Covered Bonds, 144A
1.450%	09/30/13	Aaa		3,400	3,420,373
Turkiye Garanti Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
2.751%(c)	04/20/16	Ba1		200	180,000
Westpac Securities NZ Ltd. (New Zealand),
Gov’t. Liquid Gtd. Notes, 144A
2.500%	05/25/12	Aaa		400	404,621

					110,268,209

Beverages — 0.1%
Pernod-Ricard SA (France),
Sr. Unsec’d. Notes, 144A
5.750%	04/07/21	Baa3		3,000	3,288,159

Building Materials — 0.1%
Hanson Australia Funding Ltd. (Australia),
Gtd. Notes
5.250%	03/15/13	Ba2		1,300	1,313,000
Masco Corp.,
Sr. Unsec’d. Notes
6.125%	10/03/16	Ba2		1,000	975,183

					2,288,183

Chemicals — 0.1%
Braskem Finance Ltd. (Cayman Islands),
Gtd. Notes, 144A
7.000%	05/07/20	Baa3		1,300	1,319,500
Cytec Industries, Inc.,
Sr. Unsec’d. Notes
8.950%	07/01/17	Baa2		900	1,138,588

					2,458,088

Commercial Banks — 0.3%
Banco Santander Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.250%	01/14/16	Baa1		600	561,720
4.500%	04/06/15	Baa1		2,800	2,688,000
Banco Santander Brazil SA (Brazil),
Sr. Notes, 144A
1.689%	12/29/11	BBB-(d)		1,700	1,692,350
Sr. Unsec’d. Notes, 144A
2.450%(c)	03/18/14	BBB-(d)		300	290,174
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
1.850%(c)	01/19/16	Aa3		2,000	1,999,886
HBOS Capital Funding LP (United Kingdom),
Ltd. Gtd. Notes
12.300%	03/29/49	B3	GBP	200	265,096
HBOS PLC (United Kingdom),

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Banks (cont’d.)
Sec’d. Notes, MTN, 144A
6.750%	05/21/18	Baa3		$1,000	$852,562

					8,349,788

Computer Services & Software
Computer Sciences Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/13	Baa1		1,000	1,047,322

Containers & Packaging — 0.1%
Owens-Brockway Glass Container, Inc.,
Gtd. Notes
7.375%	05/15/16	Ba3		1,700	1,768,000
Rexam PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
6.750%	06/01/13	Baa3		500	535,092
Sealed Air Corp.,
Sr. Unsec’d. Notes, 144A
5.625%	07/15/13	Baa3		100	104,484

					2,407,576

Diversified Financial Services — 1.0%
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
0.306%(c)	02/24/12	A2		200	199,669
5.875%	05/02/13	A2		300	318,152
Countrywide Financial Corp.,
Gtd. Notes, MTN
5.800%	06/07/12	Baa1		100	100,288
Credit Agricole Home Loan SFH (France),
Covered Bonds, 144A
1.002%(c)	07/21/14	Aaa		2,000	1,959,994
DanFin Funding Ltd. (Ireland),
Gov’t. Liquid Gtd. Notes, 144A
0.950%(c)	07/16/13	Aaa		700	699,738
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.625%	09/15/15	Ba2		1,000	1,005,915
7.000%	10/01/13	Ba2		500	525,058
7.250%	10/25/11	Ba2		1,750	1,752,184
7.500%	08/01/12	Ba2		1,100	1,121,866
7.800%	06/01/12	Ba2		150	153,738
FUEL Trust,
Sec’d. Notes, 144A
3.984%	06/15/16	Baa2		1,300	1,272,885
General Electric Capital Corp.,
Sub. Notes, 144A
6.500%(c)	09/15/67	Aa3	GBP	300	407,005
Hyundai Capital Services, Inc. (South Korea),
Sr. Unsec’d. Notes
6.000%	05/05/15	Baa2		200	215,496
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
6.500%	09/01/14	Ba3		1,000	1,000,000
6.750%	09/01/16	Ba3		900	902,250
7.125%	09/01/18	Ba3		3,400	3,412,750
Sr. Unsec’d. Notes, MTN
5.625%	09/20/13	B1		500	480,000
Sr. Unsec’d. Notes
5.750%	05/15/16	B1		1,100	977,695

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
6.375%	03/25/13	B1		$1,000	$972,500
IPIC GMTN Ltd. (Cayman Islands),
Gtd. Notes, 144A
3.125%	11/15/15	Aa3		3,000	3,030,000
Macquarie Bank Ltd. (Australia),
Gov’t. Liquid Gtd. Notes, 144A
2.600%	01/20/12	Aaa		200	201,233
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
5.480%	11/22/11	A3		100	100,460
RZD Capital Ltd. (Ireland),
Sr. Sec’d. Notes, MTN
5.739%	04/03/17	Baa1		2,800	2,785,216
SLM Corp.,
Sr. Unsec’d. Notes
0.553%(c)	01/27/14	Ba1		200	183,581
Springleaf Finance Corp.,
Sr. Unsec’d. Notes, MTN
6.900%	12/15/17	B3		500	360,000
Stone Street Trust,
Sr. Unsec’d. Notes, 144A
5.902%	12/15/15	Baa1		2,300	2,382,708
TNK-BP Finance SA (Luxembourg),
Gtd. Notes
6.625%	03/20/17	Baa2		2,300	2,282,750
7.875%	03/13/18	Baa2		1,600	1,664,000

					30,467,131

Electric — 0.1%
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.250%	09/30/15	Ba1		1,000	983,879
Entergy Gulf States Louisiana LLC,
First Mortgage
3.950%	10/01/20	A3		1,700	1,702,802
Korea Electric Power Corp. (South Korea),
Sr. Notes, 144A
5.500%	07/21/14	A1		600	638,166
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
0.870%(c)	10/11/11	A3		200	199,998

					3,524,845

Financial – Bank & Trust — 1.6%
Achmea Hypotheekbank NV (Netherlands),
Gov’t. Liquid Gtd. Notes, 144A
3.200%	11/03/14	Aaa		500	528,598
Cie de Financement Foncier (France),
Covered Bonds, 144A
1.625%	07/23/12	Aaa		2,100	2,104,626
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
1.300%(c)	03/13/12	A1		1,100	1,099,737
Sr. Unsec’d. Notes, MTN
5.750%	05/22/13	A1	EUR	300	412,253
Investec Bank Australia Ltd. (Australia),
Gov’t. Liquid Gtd. Notes
5.000%	02/27/14	Aaa	AUD	1,100	1,077,607
Kreditanstalt Fuer Wiederaufbau (Germany),

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Financial – Bank & Trust (cont’d.)
Gov’t. Gtd. Notes
2.000%	09/07/16	Aaa	EUR	2,400	$3,241,150
3.875%	07/04/13	Aaa	EUR	1,600	2,247,284
Gov’t. Gtd. Notes, MTN
1.493%(c)	03/04/13	Aaa	EUR	1,700	2,283,786
4.000%	03/04/16	Aaa	NOK	21,000	3,729,025
6.000%	08/20/20	Aaa	AUD	1,400	1,426,581
Morgan Stanley,
Sr. Unsec’d. Notes
0.758%(c)	10/15/15	A2		$200	168,895
Sr. Unsec’d. Notes, MTN
1.730%(c)	11/29/13	A2	EUR	1,000	1,222,711
Sr. Unsec’d. Notes
1.233%(c)	04/29/13	A2		5,600	5,291,591
Sr. Unsec’d. Notes, MTN
2.001%(c)	04/13/16	A2	EUR	200	220,326
Sr. Unsec’d. Notes
1.422%	03/01/13	A2	EUR	100	126,605
Sr. Unsec’d. Notes, MTN
2.026%(c)	01/16/17	A2	EUR	100	106,432
Sr. Unsec’d. Notes
1.853%(c)	01/24/14	A2		1,000	932,982
Sr. Unsec’d. Notes, MTN
6.625%	04/01/18	A2		1,800	1,785,712
Sr. Unsec’d. Notes
2.875%	07/28/14	A2		100	95,294
5.500%	07/28/21	A2		100	92,626
Royal Bank of Scotland PLC (The) (United Kingdom),
Bank Gtd. Notes
4.375%	03/16/16	Aa3		2,900	2,802,995
Covered Bonds
4.000%	03/15/16	Aaa	EUR	3,500	4,848,846
Gov’t. Liquid Gtd. Notes, 144A
0.514%(c)	03/30/12	Aaa		2,800	2,801,590
1.450%	10/20/11	Aaa		2,500	2,501,018
3.000%	12/09/11	Aaa		200	200,979
Gtd. Notes
2.723%(c)	08/23/13	Aa3		4,100	4,086,171
Sub. Notes, MTN
0.986%(c)	09/29/15	Baa3		2,000	1,466,806
1.611%(c)	01/30/17	Baa3	EUR	200	193,463
State Street Capital Trust III,
Ltd. Gtd. Notes
5.237%(c)	01/29/49	Baa1		1,000	1,000,050
State Street Capital Trust IV,
Ltd. Gtd. Notes
1.347%(c)	06/15/37	A3		300	205,558
Westpac Banking Corp. (Australia),
Gov’t. Liquid Gtd. Notes, 144A
0.530%(c)	09/10/14	Aaa		100	100,656
3.585%	08/14/14	Aaa		700	747,418

					49,149,371

Financial Services — 1.5%
American Express Co.,
Sr. Unsec’d. Notes
7.250%	05/20/14	A3		100	113,335
CIT Group, Inc.,
Sec’d. Notes, 144A

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Financial Services (cont’d.)
5.250%	04/01/14	B2		$6,600	$6,385,500
Citigroup Finance Canada, Inc. (Canada),
Gtd. Notes, MTN
5.500%	05/21/13	A3	CAD	400	394,320
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.286%(c)	08/13/13	A3		2,900	2,868,503
5.500%	10/15/14	A3		600	623,370
6.000%	08/15/17	A3		2,000	2,122,470
6.125%	11/21/17	A3		600	641,143
Sr. Unsec’d. Notes, MTN
1.624%(c)	02/09/16	A3	EUR	700	822,453
7.375%	06/16/14	A3	EUR	3,900	5,526,755
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, MTN
1.962%(c)	01/30/17	A1	EUR	1,400	1,551,115
Sub. Notes
6.750%	10/01/37	A2		400	365,897
HSBC Finance Corp.,
Sr. Unsec’d. Notes, MTN
1.499%(c)	04/05/13	A3	EUR	700	910,904
HSBC Financial Corp. Ltd. (Canada),
Gtd. Notes, MTN
1.512%(c)	05/03/12	A3	CAD	200	190,894
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.450%	03/01/16	Aa3		4,200	4,217,321
Sr. Unsec’d. Notes, MTN
0.997%(c)	05/02/14	Aa3		1,300	1,274,160
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17	Aa2		900	946,174
LBG Capital No.1 PLC (United Kingdom),
Bank Gtd. Notes
7.375%	03/12/20	Ba3	EUR	100	94,519
Bank Gtd. Notes, 144A
8.500%(c)	12/29/49	BB-(d)		700	476,000
Bank Gtd. Notes
11.040%	03/19/20	Ba3	GBP	1,200	1,618,663
LeasePlan Corp. NV (Netherlands),
Gov’t. Liquid Gtd. Notes, 144A
3.000%	05/07/12	Aaa		500	506,872
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN(i)
2.820%	11/16/24	NR		400	92,500
2.850%	12/15/24	NR		700	161,875
5.600%	01/24/13	NR		4,800	1,152,000
6.880%	05/25/20	NR		200	46,250
6.900%	05/02/18	NR		1,100	268,125
Merrill Lynch & Co., Inc.,
Notes, MTN
0.561%(c)	06/05/12	Baa1		600	576,763
Sr. Unsec’d. Notes
5.450%	07/15/14	Baa1		200	195,718
Sr. Unsec’d. Notes, MTN
2.276%(c)	09/27/12	A2	EUR	2,700	3,501,756
5.571%	10/04/12	Baa1		500	512,470
6.050%	08/15/12	Baa1		1,900	1,917,442
6.750%	05/21/13	A2	EUR	800	1,067,391

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Financial Services (cont’d.)
6.875%	04/25/18	Baa1		$3,800	$3,801,364
Pearson Dollar Finance Two PLC (United Kingdom),
Gtd. Notes, 144A
6.250%	05/06/18	Baa1		1,000	1,142,907
UBS AG (Switzerland),
Sr. Unsec’d. Notes
2.250%	08/12/13	Aa3		1,200	1,178,484
Sr. Unsec’d. Notes, MTN
1.403%(c)	02/23/12	Aa3		200	200,527

					47,465,940

Holding Companies – Diversified — 0.1%
Noble Group Ltd. (Bermuda),
Bonds
6.625%	08/05/20	Baa3		2,300	2,024,000

Insurance — 0.3%
American International Group, Inc.,
Jr. Sub. Debs.
8.175%(c)	05/15/58	Baa2		600	529,500
Jr. Sub. Notes, 144A
8.000%(c)	05/22/38	Baa2	EUR	1,300	1,358,503
Sr. Unsec’d. Notes
0.360%(c)	10/18/11	Baa1		200	199,999
3.650%	01/15/14	Baa1		1,000	975,033
4.250%	09/15/14	Baa1		1,500	1,458,802
6.400%	12/15/20	Baa1		100	101,879
8.250%	08/15/18	Baa1		2,000	2,216,894
Sr. Unsec’d. Notes, MTN
5.850%	01/16/18	Baa1		800	792,560
Sr. Unsec’d. Notes, 144A
3.750%	11/30/13	Baa1		600	600,544
Liberty Mutual Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	03/15/14	Baa2		1,000	1,041,789
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.750%	09/15/15	Baa2		184	204,957

					9,480,460

Investment Companies
FIH Erhvervsbank A/S (Denmark),
Gov’t. Liquid Gtd. Notes, 144A
2.000%	06/12/13	Aaa		100	102,269

Lodging
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes
6.750%	05/15/18	Ba1		600	643,500

Media — 0.3%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.125%	02/15/16	Baa2		2,700	2,747,077
NBCUniversal Media LLC,
Sr. Unsec’d. Notes
5.150%	04/30/20	Baa2		2,300	2,522,136
New York Times Co. (The),
Sr. Unsec’d. Notes
5.000%	03/15/15	B1		800	788,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Sr. Sec’d. Notes
8.125%	12/01/17	B1	EUR	2,000	$2,666,095
Videotron Ltee (Canada),
Gtd. Notes
6.875%	01/15/14	Ba1		$122	1 22,000

					8,845,308

Metals & Mining — 0.5%
ALROSA Finance SA (Luxembourg),
Gtd. Notes
7.750%	11/03/20	Ba3		1,200	1,131,000
Gtd. Notes, 144A
7.750%	11/03/20	Ba3		600	565,500
AngloGold Ashanti Holdings PLC (United Kingdom),
Gtd. Notes
5.375%	04/15/20	Baa3		1,100	1,077,693
CSN Islands XI Corp. (Cayman Islands),
Gtd. Notes, 144A
6.875%	09/21/19	Ba1		500	526,250
CSN Resources SA (Luxembourg),
Gtd. Notes
6.500%	07/21/20	Ba1		2,300	2,397,750
Gtd. Notes, 144A
6.500%	07/21/20	Ba1		1,200	1,251,000
Gerdau Trade, Inc. (British Virgin Islands),
Gtd. Notes, 144A
5.750%	01/30/21	BBB-(d)		3,400	3,221,500
Gold Fields Orogen Holding BVI Ltd. (British Virgin Islands),
Gtd. Notes, 144A
4.875%	10/07/20	Baa3		3,100	2,854,083
GTL Trade Finance, Inc. (British Virgin Islands),
Gtd. Notes, 144A
7.250%	10/20/17	BBB-(d)		1,000	1,045,000
Xstrata Canada Corp. (Canada),
Gtd. Notes
7.350%	06/05/12	Baa2		100	103,637

					14,173,413

Multimedia
Vivendi SA (France),
Sr. Unsec’d. Notes, 144A
5.750%	04/04/13	Baa2		1,000	1,054,981

Multi-National — 0.8%
European Investment Bank (Luxembourg),
Sr. Unsec’d. Notes
5.500%	12/07/11	Aaa	GBP	1,400	2,201,035
FMS Wertmanagement AoR (Germany),
Gov’t. Gtd. Notes
1.661%(c)	02/18/15	Aaa	EUR	14,700	19,677,387
2.375%	12/15/14		EUR	100	137,083
Gov’t. Gtd. Notes, MTN
3.375%	06/17/21	Aaa	EUR	2,000	2,826,827

					24,842,332

Oil & Gas — 0.3%
Gazprom OAO Via Gaz Capital SA (Luxembourg),
Sr. Unsec’d. Notes
6.212%	11/22/16	Baa1		3,000	3,022,500
Gazprom OAO Via White Nights Finance BV (Netherlands),

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Sec’d. Notes
10.500%	03/25/14	Baa1 $	2,900	$3,235,820
Petrobras International Finance Co. (Cayman Islands),
Gtd. Notes
3.875%	01/27/16	Baa1	1,500	1,500,150
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	01/21/21	Baa1	100	105,000
Pride International, Inc.,
Gtd. Notes
6.875%	08/15/20	Baa1	1,000	1,153,884

				9,017,354

Oil, Gas and Consumable Fuels
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.125%	10/01/15	A2	900	929,952

Pharmaceuticals — 0.1%
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
6.000%	06/15/17	Baa3	250	289,007
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.750%	08/15/21	Ba3	2,200	1,905,750

				2,194,757

Pipelines — 0.2%
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
9.000%	02/01/19	Baa2	1,800	2,299,311
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
6.514%	12/15/12	Ba2	400	416,329
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/20	Ba1	2,500	2,374,430
Spectra Energy Capital LLC,
Gtd. Notes
6.200%	04/15/18	Baa2	2,400	2,711,263

				7,801,333

Real Estate Investment Trusts — 0.2%
Goodman Funding Pty Ltd. (Australia),
Gtd. Notes, 144A
6.375%	11/12/20	Baa3	3,900	4,034,850
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
5.875%	05/15/15	Baa2	300	314,120
Kilroy Realty LP,
Gtd. Notes
5.000%	11/03/15	Baa3	900	934,281
Simon Property Group LP,
Sr. Unsec’d. Notes
5.750%	12/01/15	A3	100	110,344

				5,393,595

Retail — 0.1%
JC Penney Corp., Inc.,
Sr. Unsec’d. Notes

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
7.950%	04/01/17	Ba1		$270	$287,550
Limited Brands, Inc.,
Sr. Unsec’d. Notes
6.900%	07/15/17	Ba2		500	523,750
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.750%	07/15/14	Ba1		1,400	1,495,320
Wesfarmers Ltd. (Australia),
Gtd. Notes, 144A
2.983%	05/18/16	Baa1		2,000	2,024,564

					4,331,184

Telecommunications — 0.1%
American Tower Corp.,
Sr. Unsec’d. Notes
7.000%	10/15/17	Baa3		2,200	2,487,764
Embarq Corp.,
Sr. Unsec’d. Notes
6.738%	06/01/13	Baa3		100	103,923

					2,591,687

Tobacco
UST LLC,
Sr. Unsec’d. Notes
6.625%	07/15/12	BBB(d)		200	208,210

Transportation
CSX Corp.,
Sr. Unsec’d. Notes
6.300%	03/15/12	Baa3		100	102,333

TOTAL CORPORATE BONDS (cost $385,009,598)					369,191,654

FOREIGN GOVERNMENT BONDS — 5.7%
Australia Government (Australia),
Sr. Unsec’d. Notes
2.500%	09/20/30	Aaa	AUD	600	650,798
3.000%	09/20/25	Aaa	AUD	1,900	2,230,585
4.000%	08/20/20	Aaa	AUD	2,200	3,790,443
5.500%	01/21/18	Aaa	AUD	7,900	8,293,555
5.750%	07/15/22	Aaa	AUD	15,300	16,635,926
6.000%	02/15/17	Aaa	AUD	3,200	3,417,353
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes, 144A
6.500%	06/10/19	Baa2		2,400	2,671,104
Bundesrepublik Deutschland (Germany),
Bonds
3.250%	07/04/21	NR	EUR	700	1,051,730
4.750%	07/04/28	Aaa	EUR	400	695,114
5.500%	01/04/31	Aaa	EUR	2,600	4,970,169
5.625%	01/04/28	Aaa	EUR	1,200	2,273,892
6.500%	07/04/27	Aaa	EUR	4,700	9,604,394
Canadian Government (Canada),
Bonds
2.250%	08/01/14(k)	Aaa	CAD	19,900	19,636,794
2.750%	09/01/16	Aaa	CAD	7,000	7,110,421
European Union (Belgium),
Sr. Unsec’d. Notes, MTN
3.125%	01/27/15	Aaa	EUR	700	983,098
3.250%	04/04/18	Aaa	EUR	1,800	2,540,467

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
3.500%	06/04/21	Aaa	EUR	1,600	$2,276,745
Instituto de Credito Oficial (Spain),
Sr. Unsec’d. Notes
2.941%(c)	03/25/14	Aa2	EUR	600	773,465
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
4.000%	02/01/37	A2	EUR	600	582,950
Bonds, TIPS
2.100%	09/15/16	NR	EUR	500	631,173
2.100%	09/15/21	A2	EUR	1,400	1,585,094
Sr. Unsec’d. Notes, TIPS
2.600%	09/15/23	Aa2	EUR	1,700	2,028,282
Kommunalbanken AS (Norway),
Sr. Unsec’d. Notes, 144A
2.375%	01/19/16	Aaa		$200	208,811
Korea Finance Corp. (South Korea),
Sr. Unsec’d. Notes
3.250%	09/20/16	A1		1,000	957,050
Korea Housing Finance Corp. (South Korea),
Covered Bonds
4.125%	12/15/15	Aa3		1,000	1,026,187
Mexican Bonos (Mexico),
Bonds
6.250%	06/16/16	NR	MXN	49,100	3,679,803
10.000%	12/05/24	Baa1	MXN	13,000	1,195,438
New South Wales Treasury Corp. (Australia),
Gov’t. Gtd. Notes
2.750%	11/20/25	Aaa	AUD	100	112,514
New Zealand Government (New Zealand),
Sr. Unsec’d. Notes
5.000%	03/15/19	Aaa	NZD	8,100	6,470,342
5.500%	04/15/23	Aaa	NZD	3,700	3,036,825
6.000%	12/15/17	Aaa	NZD	1,000	846,264
6.000%	05/15/21	Aaa	NZD	6,200	5,284,981
Province of Ontario Canada (Canada),
Bonds
4.000%	06/02/21	Aa1	CAD	2,900	2,966,695
Debs.
6.200%	06/02/31	Aa1	CAD	100	128,459
Sr. Unsec’d. Notes, MTN
4.000%	10/07/19	Aa1		600	675,108
Province of Quebec Canada (Canada),
Bonds
5.000%	12/01/41	Aa2	CAD	200	227,808
Notes, MTN
7.295%	07/22/26	Aa2		2,400	3,361,997
Sr. Unsec’d. Notes
2.750%	08/25/21	Aa2		2,200	2,179,621
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/21	Baa2		6,000	6,414,000
12.500%	01/05/22	Baa3	BRL	1,500	937,375
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
7.375%	03/18/19	Ba1		1,000	1,233,500
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes
6.625%	02/17/37			1,000	1,120,000
6.875%	01/17/18	Ba1		1,800	2,020,500

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Republic of Philippines (Philippines),
Sr. Unsec’d. Notes
8.375%	06/17/19	Ba2		$1,000	$1,265,000
Societe Financement de l’Economie Francaise (France),
Gov’t. Liquid Gtd. Notes, 144A
2.125%	01/30/12	Aaa		300	301,482
State of North Rhine-Westphalia (Germany),
Sr. Unsec’d. Notes
3.250%	05/28/14	Aa1	NOK	25,400	4,384,381
United Kingdom Gilt (United Kingdom),
Bonds
2.000%	01/22/16	Aaa	GBP	400	643,554
4.250%	12/07/27	Aaa	GBP	1,300	2,331,636
4.250%	03/07/36	Aaa	GBP	4,600	8,125,158
4.500%	09/07/34	Aaa	GBP	1,300	2,386,655
4.500%	12/07/42	Aaa	GBP	300	551,655
4.750%	12/07/30	Aaa	GBP	4,200	7,967,994
4.750%	12/07/38	Aaa	GBP	800	1,524,475
5.000%	03/07/25	Aaa	GBP	1,200	2,333,869
Bonds, TIPS
1.875%	11/22/22	Aaa	GBP	600	1,319,828
Sr. Unsec’d. Notes
4.250%	12/07/40	Aaa	GBP	3,200	5,623,341

TOTAL FOREIGN GOVERNMENT BONDS (cost $178,026,584)					177,275,858

MUNICIPAL BONDS — 0.7%
California — 0.3%
California State,
General Obligation Unlimited
7.300%	10/01/39	A1		500	602,435
Golden State Tobacco Securitization Corp.,
Revenue Bonds
5.125%	06/01/47	Baa3		900	572,463
San Diego County Regional Airport Authority,
Revenue Bonds
6.628%	07/01/40	A2		1,600	1,720,912
San Francisco City & County Public Utilities Commission,
Revenue Bonds
6.000%	11/01/40	Aa2		800	946,640
State of California,
General Obligation Unlimited
5.000%	06/01/37	A1		600	611,520
5.000%	11/01/37	A1		1,150	1,173,518
5.000%	04/01/38	A1		1,200	1,225,308
7.550%	04/01/39	A1		700	866,243
7.600%	11/01/40	A1		700	874,839
University of California Regents Medical Center,
Revenue Bonds
6.583%	05/15/49	Aa2		600	743,886

					9,337,764

Illinois
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	Aa3		600	715,254
Illinois Finance Authority,
Revenue Bonds
5.750%	07/01/33	Aa1		700	782,789

					1,498,043

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Kentucky
Kentucky State Property & Building Commission,
Revenue Bonds
5.373%	11/01/25	Aa3	$600	$674,022

Massachusetts
Massachusetts Health & Educational Facilities Authority,
Revenue Bonds
6.000%	07/01/36	Aaa	500	585,225

New Jersey
New Jersey State Turnpike Authority,
Revenue Bonds
7.414%	01/01/40	A3	200	284,384
Tobacco Settlement Financing Corp.,
Revenue Bonds
5.000%	06/01/41	Baa3	100	64,405

				348,789

New York — 0.1%
New York City Municipal Water Finance Authority,
Revenue Bonds
5.750%	06/15/40	Aa2	500	573,015
New York City Transitional Finance Authority,
Revenue Bonds
4.725%	11/01/23	Aa1	200	222,302
4.905%	11/01/24	Aa1	200	226,370
5.075%	11/01/25	Aa1	200	223,662
Port Authority of New York & New Jersey,
Revenue Bonds
5.750%	11/01/30	Aa2	1,200	1,322,460

				2,567,809

Ohio
American Municipal Power, Inc.,
Revenue Bonds
5.939%	02/15/47	A1	700	773,808
Buckeye Tobacco Settlement Financing Authority,
Revenue Bonds
5.875%	06/01/30	Baa3	400	300,116
5.875%	06/01/47	Baa3	300	209,616

				1,283,540

Puerto Rico
Puerto Rico Sales Tax Financing Corp.,
Revenue Bonds
6.830%(s)	08/01/54	Aa2	100	7,103

Tennessee — 0.2%
Tennessee State School Bond Authority,
General Obligation Unlimited
4.848%	09/15/27	Aa2	900	965,277
Tennessee Valley Authority Principal Strip,
Notes
8.250%	04/15/42	NR	3,800	3,996,361

				4,961,638

Texas — 0.1%
State of Texas,
General Obligation Unlimited
4.631%	04/01/33	Aaa	700	772,415
4.681%	04/01/40	Aaa	700	780,031

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
MUNICIPAL BONDS (Continued)
Texas (cont’d.)
					$1,552,446

West Virginia
Tobacco Settlement Finance Authority,
Revenue Bonds
7.467%	06/01/47	Baa3		$95	68,977

TOTAL MUNICIPAL BONDS (cost $21,209,229)					22,885,356

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.7%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.859%(c)	09/25/35	Caa2		339	237,918
American General Mortgage Loan Trust,
Series 2010-1A, Class A1, 144A
5.150%(c)	03/25/58	Aaa		3,088	3,159,527
American Home Mortgage Investment Trust,
Series 2005-2, Class 4A1
1.896%(c)	09/25/45	Ba3		284	219,643
Arran Residential Mortgages Funding PLC,
Series 2010-1A, Class A1B, 144A
2.291%	05/16/47	NR	EUR	718	959,298
Series 2010-1A, Class A2B
2.874%	11/19/47	NR	EUR	4,300	5,734,653
Series 2011-1A, Class A1C, 144A
1.537%(c)	11/19/47	Aaa		4,564	4,556,072
Banc of America Funding Corp.,
Series 2006-8T2, Class A10
5.753%	10/25/36	Caa3		73	46,400
Series 2006-J, Class 4A1
5.758%(c)	01/20/47	CCC(d)		56	37,575
Banc of America Mortgage Securities, Inc.,
Series 2005-D, Class 2A7
2.870%(c)	05/25/35	Caa2		1,000	767,005
BCAP LLC Trust,
Series 2011-RR4, Class 8A2, 144A
12.750%(c)	02/26/36	NR		2,700	991,810
Series 2011-RR5, Class 5A1, 144A
5.250%	08/26/37	NR		1,200	1,180,800
Series 2011-RR5, Class 12A1, 144A
5.783%(c)	03/26/37	NR		300	227,400
Series 2011-RR5, Class 12A2, 144A
5.923%(c)	03/26/37	NR		2,600	226,200
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-5, Class 1A2
2.593%(c)	08/25/33	A2		24	21,916
Series 2003-7, Class 6A
2.853%(c)	10/25/33	A2		15	14,424
Series 2003-9, Class 2A1
2.856%(c)	02/25/34	A2		217	186,854
Series 2004-2, Class 22A
2.792%(c)	05/25/34	B1		41	35,480
Series 2004-10, Class 13A1
4.845%(c)	01/25/35	Ba3		226	190,605
Series 2004-10, Class 21A1
3.113%(c)	01/25/35	Ba3		392	332,967
Series 2004-10, Class 22A1
4.950%(c)	01/25/35	Ba3		152	123,684
Series 2005-1, Class 2A1

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.769%(c)	03/25/35	Caa2	$92	$72,576
Series 2005-2, Class A1
2.710%(c)	03/25/35	Ba2	336	311,408
Series 2005-2, Class A2
2.731%(c)	03/25/35	Baa3	100	94,676
Series 2005-4, Class 3A1
5.241%(c)	08/25/35	Caa2	1,247	988,010
Series 2005-5, Class A1
2.220%(c)	08/25/35	Ba2	29	26,880
Series 2005-5, Class A2
2.400%(c)	08/25/35	Ba3	728	667,460
Series 2005-8, Class A3, 144A
5.137%(c)	08/25/35	B3	1,000	976,831
Series 2005-9, Class A1
2.560%(c)	10/25/35	Caa1	91	75,156
Series 2007-5, Class 3A1
5.582%(c)	08/25/47	CCC(d)	624	494,157
Bear Stearns Alt-A Trust,
Series 2005-7, Class 22A1
2.772%(c)	09/25/35	Caa3	188	126,924
Series 2005-9, Class 24A1
2.920%(c)	11/25/35	Ca	217	118,936
Series 2005-10, Class 24A1
2.611%(c)	01/25/36	Ca	297	144,196
Series 2006-1, Class 21A2
2.790%(c)	02/25/36	Ca	652	249,410
Series 2006-2, Class 23A1
2.803%(c)	03/25/36	Ca	379	193,479
Series 2006-4, Class 21A1
2.787%(c)	08/25/36	Ca	306	136,932
Series 2006-5, Class 2A2
5.980%(c)	08/25/36	Caa3	307	174,621
Series 2006-6, Class 32A1
4.838%(c)	11/25/36	Caa3	149	77,559
Series 2006-8, Class 3A1
0.395%(c)	02/25/34	A2	155	112,820
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
2.606%(c)	01/26/36	Caa3	1,510	898,260
Series 2007-R6, Class 2A1
4.880%(c)	12/26/46	Caa3	1,046	635,545
Chase Mortgage Finance Corp.,
Series 2007-A1, Class 1A1
2.912%(c)	02/25/37	Aa1	286	270,140
Chevy Chase Mortgage Funding Corp.,
Series 2007-2A, Class A1, 144A
0.316%(c)	05/25/48	Caa3	635	251,720
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB2, Class 2A
2.736%(c)	03/25/34	Ba1	121	105,769
Series 2005-6, Class A1
2.370%(c)	08/25/35	B1	47	42,354
Series 2005-6, Class A2
2.450%(c)	08/25/35	B3	78	64,788
Countrywide Alternative Loan Trust,
Series 2005-21CB, Class A3
5.250%	06/25/35	Caa1	28	23,334
Series 2005-56, Class 2A2

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.318%(c)	11/25/35	Caa3		$34	$19,025
Series 2005-56, Class 2A3
1.778%(c)	11/25/35	Caa3		34	18,405
Series 2005-59, Class 1A1
0.526%(c)	11/20/35	Caa3		536	302,209
Series 2005-62, Class 2A1
1.278%(c)	12/25/35	Caa3		433	250,901
Series 2006-2CB, Class A14
5.500%	03/25/36	Caa3		79	52,844
Series 2006-15CB, Class A1
6.500%	06/25/36	Ca		203	110,894
Series 2006-OA14, Class 2A1
0.376%(c)	11/25/46	Caa3		98	56,942
Series 2006-OA17, Class 1A1A
0.381%(c)	12/20/46	Ca		2,030	1,008,998
Series 2006-OA19, Class A1
0.411%(c)	02/20/47	Caa3		583	281,876
Series 2006-OA22, Class A1
0.346%(c)	02/25/47	Caa3		273	162,466
Series 2007-7T2, Class A9
6.000%	04/25/37	CC(d)		119	80,619
Series 2007-16CB, Class 5A1
6.250%	08/25/37	Caa3		72	44,323
Series 2007-OA4, Class A1
0.356%(c)	05/25/47	Ca		1,256	773,763
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
2.923%(c)	08/25/34	Caa1		211	147,503
Series 2004-12, Class 12A1
2.933%(c)	08/25/34	Caa1		768	580,127
Series 2004-22, Class A3
3.073%(c)	11/25/34	B3		47	35,015
Series 2004-HYB5, Class 2A1
3.043%(c)	04/20/35	Baa3		198	179,176
Series 2005-2, Class 1A1
0.555%(c)	03/25/35	Caa3		1,282	640,379
Series 2005-HYB9, Class 5A1
2.528%(c)	02/20/36	Ca		183	121,412
Series 2005-R2, Class 1AF1, 144A
0.558%(c)	06/25/35	Ba1		62	53,658
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A1
2.617%(c)	08/25/33	Aaa		46	43,649
Series 2004-AR6, Class 9A2
0.926%(c)	10/25/34	Aaa		111	96,172
Crusade Global Trust (Australia),
Series 2004-2, Class A2
1.568%(c)	11/19/37	Aaa	EUR	146	190,728
Series 2005-2, Class A2
5.092%	08/14/37	Aaa	AUD	993	929,128
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2003-3, Class 3A1
5.000%	10/25/18	A2		367	375,671
Series 2006-AB4, Class A1B1
0.286%(c)	10/25/36	Ca		23	8,448
Fannie Mae REMICS,
Series 2005-54, Class ZM
4.500%	06/25/35	Aaa		133	145,103

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-16, Class FC
0.486%(c)	03/25/36	Aaa		$149	$149,017
Series 2006-118, Class A2
0.246%(c)	12/25/36	Aaa		189	180,769
Series 2011-3, Class FA
0.866%(c)	02/25/41	Aaa		1,223	1,229,022
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1
1.661%(c)	07/25/44	Aaa		527	536,200
First Horizon Asset Securities, Inc.,
Series 2003-AR4, Class 2A1
2.706%(c)	12/25/33	Baa3		22	20,073
Series 2007-AR1, Class 1A1
5.775%(c)	05/25/37	CCC(d)		997	641,559
Fosse Master Issuer PLC (United Kingdom),
Series 2011-1A, Class A2, 144A
1.650%(c)	10/18/54	Aaa		1,500	1,495,492
Freddie Mac Reference REMIC,
Series R006, Class ZA
6.000%	04/15/36	Aaa		415	495,755
Freddie Mac REMICS,
Series 2906, Class GZ
5.000%	09/15/34	Aaa		560	635,539
Series 3172, Class FK
0.637%(c)	08/15/33	Aaa		1,503	1,498,037
Series 3174, Class FM
0.427%(c)	05/15/36	Aaa		89	88,905
Ginnie Mae,
Series 2007-8, Class FA
0.486%(c)	03/20/37	Aaa		1,044	1,040,386
Gosforth Funding PLC (United Kingdom),
Series 2011-1, Class A2
2.287%(c)	04/24/47	Aaa	GBP	800	1,240,254
Granite Master Issuer PLC (United Kingdom),
Series 2005-1, Class A4
0.431%(c)	12/20/54	Aaa		1,194	1,125,080
Granite Mortgages PLC (United Kingdom),
Series 2003-2, Class 1A3
0.774%(c)	07/20/43	Aaa		1,305	1,243,363
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
2.882%(c)	10/25/33	B(d)		1,101	883,825
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
1.900%(c)	03/25/33	A2		19	17,341
Series 2005-AR1, Class 1A1
3.042%(c)	01/25/35	BBB-(d)		72	61,160
Series 2005-AR2, Class 2A1
2.728%(c)	04/25/35	B2		756	631,575
Series 2005-AR3, Class 6A1
2.769%(c)	05/25/35	Caa2		757	582,036
Series 2005-AR6, Class 4A5
2.879%(c)	09/25/35	Aaa(d)		1,000	816,179
Series 2006-AR1, Class 2A1
2.804%(c)	01/25/36	B+(d)		387	283,230
Harborview Mortgage Loan Trust,
Series 2003-1, Class A
2.954%(c)	05/19/33	AAA(d)		49	43,857

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2004-1, Class 2A
2.732%(c)	04/19/34	Aa3		$260	$236,368
Series 2005-2, Class 2A1A
0.450%(c)	05/19/35	Caa3		61	37,120
Series 2005-10, Class 2A1A
0.496%(c)	11/19/35	Caa3		1,127	694,281
Series 2006-1, Class 2A1A
0.426%(c)	03/19/36	Caa3		741	430,243
Series 2006-SB1, Class A1A
1.128%(c)	12/19/36	Caa3		641	321,376
Series 2007-1, Class 2A1A
0.316%(c)	04/19/38	Caa3		1,026	627,784
Holmes Master Issuer PLC (United Kingdom),
Series 2011-1X, Class A3
2.677%(c)	10/15/54	Aaa	EUR	1,800	2,406,669
Indymac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
5.067%(c)	11/25/35	Caa1		215	169,732
Indymac Index Mortgage Loan Trust,
Series 2005-AR12, Class 2A1A
0.426%(c)	07/25/35	Caa2		103	58,379
JPMorgan Alternative Loan Trust,
Series 2006-A5, Class 2A1
5.550%(c)	10/25/36	Caa1		409	378,437
JPMorgan Mortgage Trust,
Series 2003-A2, Class 3A1
2.115%(c)	11/25/33	Aaa		26	24,742
Series 2005-A2, Class 7CB1
4.881%(c)	04/25/35	Ba2		254	227,380
Series 2005-A6, Class 2A1
3.141%(c)	08/25/35	B+(d)		98	82,070
Series 2005-ALT1, Class 3A1
5.262%(c)	10/25/35	CCC(d)		206	162,624
Series 2007-A1, Class 1A1
2.805%(c)	07/25/35	Ba3		122	109,206
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1
1.474%(c)	12/15/49	AA-(d)	GBP	924	1,096,993
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.447%(c)	12/25/33	Baa1		295	254,737
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
2.302%(c)	02/25/33	AAA(d)		121	105,120
Series 2005-A8, Class A3A2
0.436%(c)	08/25/36	B2		46	34,525
Series 2005-A10, Class A
0.428%(c)	02/25/36	B2		292	193,489
MLCC Mortgage Investors, Inc.,
Series 2005-2, Class 1A
1.653%(c)	10/25/35	Baa1		138	119,148
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR, Class 5A4
2.301%(c)	06/25/36	B3		313	267,994
NCUA Guaranteed Notes,
Series 2010-R1, Class 1A
0.640%(c)	10/07/20	Aaa		599	599,891
Series 2010-R2, Class 1A

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
0.594%(c)	11/06/17	Aaa		$621	$621,192
Series 2010-R3, Class 1A
0.750%(c)	12/08/20	Aaa		375	377,416
Series 2010-R3, Class 2A
0.750%(c)	12/08/20	Aaa		2,706	2,720,864
Newgate Funding PLC (United Kingdom),
Series 2007-3X, Class A2B
2.071%(c)	12/15/50	Aaa	EUR	600	601,584
Series 2007-3X, Class A3
1.824%(c)	12/15/50	Aa2	GBP	1,600	1,621,837
Series 2007-3X, Class BA
2.074%(c)	12/15/50	A3	GBP	400	322,695
Permanent Master Issuer PLC (United Kingdom),
Series 2011-1A, Class 1A1, 144A
1.669%(c)	07/15/42	Aaa		1,700	1,690,412
Series 2011-1A, Class 1A3
2.671%(c)	07/15/42	Aaa	EUR	3,800	5,074,423
Provident Funding Mortgage Loan Trust,
Series 2003-1, Class A
2.695%(c)	08/25/33	Aa3		148	144,685
Puma Finance Ltd. (Australia),
Series G5, Class A1, 144A
0.329%(c)	02/21/38	Aaa		254	243,052
Series P10, Class BA
5.320%	07/12/36	Aaa	AUD	86	82,003
Residential Accredit Loans, Inc.,
Series 2006-QO6, Class A1
0.366%(c)	06/25/46	Caa2		563	191,356
Series 2007-QH7, Class 1A1
0.436%(c)	08/25/37	Caa3		709	426,967
Series 2007-QO2, Class A1
0.336%(c)	02/25/47	Ca		499	215,441
Residential Asset Securitization Trust,
Series 2005-A4, Class A1
0.636%(c)	04/25/35	CCC(d)		405	267,965
Series 2005-A15, Class 5A1
5.750%	02/25/36	Caa3		547	367,839
Series 2006-R1, Class A2
0.586%(c)	01/25/46	Caa3		159	66,926
Residential Funding Mortgage Securities I,
Series 2005-SA4, Class 1A21
3.078%(c)	09/25/35	Caa3		424	269,130
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1
0.386%(c)	07/20/36	B1		332	258,038
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
2.580%(c)	02/25/34	Baa1		353	318,840
Series 2004-4, Class 3A2
2.571%(c)	04/25/34	Baa3		58	47,289
Series 2004-12, Class 7A1
5.027%(c)	09/25/34	Baa3		65	60,333
Series 2004-18, Class 5A
5.500%(c)	12/25/34	B3		197	175,665
Series 2005-18, Class 6A1
2.696%(c)	09/25/35	Caa2		1,029	793,892

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR5, Class 1A1
0.516%(c)	10/19/34	Aa3		$19	$15,442
Series 2005-AR5, Class A2
0.436%(c)	07/19/35	A1		466	367,526
Series 2007-AR4, Class A3
0.406%(c)	09/25/47	C		400	145,360
Structured Asset Securities Corp.,
Series 2006-11, Class A1, 144A
2.680%(c)	10/25/35	B-(d)		82	64,739
Superannuation Members Home Loan Programme (The) (Australia),
Series 2009-3, Class A1
6.210%(c)	11/07/40	AAA(d)	AUD	548	533,196
Swan (Australia),
Series 2006-1, Class A2
5.062%	05/12/37	NR	AUD	364	345,305
TBW Mortgage Backed Pass-Through Certificates,
Series 2006-4, Class A6
5.970%	09/25/36	C		291	57,901
Thornburg Mortgage Securities Trust,
Series 2006-6, Class A1
0.345%(c)	11/25/46	B2		260	258,293
Torrens Trust (Australia),
Series 2005-3E, Class A1
1.417%(c)	10/15/36	Aaa	EUR	830	1,095,100
Series 2007-1, Class A
5.270%(c)	10/19/38	Aaa	AUD	361	344,353
Washington Mutual Alternative Mortgage Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.218%(c)	07/25/46	Ca		101	36,523
Washington Mutual Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A
1.452%(c)	11/25/42	B3		3	2,364
Series 2003-AR5, Class A7
2.576%(c)	06/25/33	A1		16	15,725
Series 2005-AR10, Class 3A1
5.523%(c)	08/25/35	CC(d)		71	60,057
Series 2005-AR12, Class 1A6
2.722%(c)	10/25/35	BBB-(d)		715	571,745
Series 2005-AR16, Class 1A3
2.590%(c)	12/25/35	CCC(d)		1,200	906,642
Series 2006-AR2, Class 2A1
5.666%(c)	03/25/36	BBB+(d)		515	442,524
Series 2006-AR5, Class A12A
1.258%(c)	06/25/46	Caa1		130	93,202
Series 2006-AR7, Class 3A
2.859%(c)	07/25/46	B2		502	344,808
Series 2006-AR10, Class 1A2
5.836%(c)	09/25/36	CCC(d)		149	120,272
Series 2006-AR13, Class 2A
2.859%(c)	10/25/46	Caa2		278	191,673
Series 2006-AR15, Class 2A
1.778%(c)	11/25/46	Caa1		180	127,853
Series 2006-AR19, Class 1A1A
1.008%(c)	01/25/47	Caa2		288	166,728
Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 2003-AR1, Class 2A
2.262%(c)	02/25/33	Aa1		13	11,120

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S, Class A1
2.832%(c)	09/25/34	A1	$136	$129,925
Series 2005-AR11, Class 1A1
2.917%(c)	06/25/35	Baa2	411	389,027
Series 2006-AR2, Class 2A3
2.756%(c)	03/25/36	A(d)	230	193,323
Series 2006-AR8, Class 3A1
2.770%(c)	04/25/36	BB+(d)	286	230,674
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR2, Class 2A1
2.741%(c)	03/25/36	CCC(d)	1,658	1,360,810
Series 2006-AR6, Class 3A1
2.819%(c)	03/25/36	B3	433	347,586
Series 2006-AR10, Class 5A6
3.149%(c)	07/25/36	CCC(d)	380	280,196

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $87,258,289)				83,080,404

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
Federal Home Loan Mortgage Corp., Notes
0.146%(c)	03/21/13		4,000	3,998,796
Federal National Mortgage Assoc., Notes
0.750%	12/18/13		3,100	3,113,730
1.250%	03/14/14		1,000	1,016,509
5.375%	04/11/22		200	204,581

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $8,302,562)				8,333,616

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 7.2%
Federal Home Loan Mortgage Corp.
4.684%(c)	03/01/35		76	79,717
5.500%	10/01/36		108	117,192
Federal National Mortgage Assoc.
1.495%(c)	03/01/44- 07/01/44		167	169,442
1.513%(c)	11/01/42		156	156,321
2.548%(c)	06/01/35		222	232,856
3.145%(c)	09/01/19		2	2,178
3.500%	03/01/26-03/01/41		8,913	9,183,246
3.500%	TBA		73,000	76,216,562
4.000%	05/01/24-08/01/41		47,947	50,323,010
4.000%	TBA		42,000	44,257,500
4.500%	11/01/25		448	477,401
4.500%	TBA		27,000	28,569,374
5.000%	04/01/30		843	908,197
5.500%	11/01/36-03/01/37		4,729	5,153,647
6.000%	06/01/38		680	746,161
Government National Mortgage Assoc.
4.500%	06/15/40-03/15/41		8,632	9,394,756

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $222,130,413)				225,987,560

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS — 15.7%
U.S. Treasury Bonds
3.750%	08/15/41		$7,000	$8,149,540
4.375%	05/15/40-05/15/41		4,300	5,551,801
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/16	(h)(k)	22,800	24,113,210
0.500%	04/15/15		3,400	3,688,537
0.625%	04/15/13		300	326,601
1.125%	01/15/21	(k)	9,500	10,709,930
1.250%	04/15/14-07/15/20		10,400	11,854,807
1.375%	01/15/20		7,000	8,141,833
1.625%	01/15/15	(h)	1,700	2,164,645
1.750%	01/15/28	(k)	5,800	7,246,377
1.875%	07/15/13-07/15/19		11,650	14,680,797
2.000%	04/15/12-01/15/26		23,100	28,665,155
2.125%	01/15/19	(k)	6,300	7,721,728
2.125%	02/15/40-02/15/41		17,900	23,703,267
2.375%	01/15/25-01/15/27		17,700	25,115,133
2.500%	07/15/16-01/15/29		6,400	8,314,056
2.625%	07/15/17		100	128,460
3.000%	07/15/12	(h)	700	904,381
3.375%	01/15/12-04/15/32		6,700	9,072,085
3.625%	04/15/28		9,600	19,288,384
3.875%	04/15/29	(k)	10,800	22,333,694
U.S. Treasury Notes
0.375%	06/30/13	(h)(k)	81,686	81,864,892
2.125%	08/15/21		2,000	2,035,320
2.375%	06/30/18		130,000	138,287,500
3.125%	05/15/21	(k)	18,800	20,866,496
3.625%	02/15/21		100	115,523
5.500%	08/15/28		4,900	6,843,923

TOTAL U.S. TREASURY OBLIGATIONS (cost $487,206,680)				491,888,075

TOTAL LONG-TERM INVESTMENTS (cost $3,357,369,321)				3,172,427,492

			Shares
SHORT-TERM INVESTMENTS — 17.5%
AFFILIATED MONEY MARKET MUTUAL FUND — 15.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $469,583,326; includes $229,362,354 of cash collateral for securities on loan)(b)(w)			469,583,326	469,583,326

			Principal Amount (000)#
REPURCHASE AGREEMENTS(m) — 1.6%
Goldman Sachs & Co., 0.050%, dated 09/30/11, due 10/03/11 due in the amount of $4,000,017			$4,000	4,000,000
Morgan Stanley & Co. LLC, 0.090%, dated 09/30/11, due 10/03/11 due in the amount of $6,600,050			6,600	6,600,000
Morgan Stanley & Co. LLC, 0.090%, dated 09/30/11, due 10/03/11 due in the amount of $11,100,083.			11,100	11,100,000

				Principal Amount (000)#	Value
REPURCHASE AGREEMENTS(m) (Continued)
Morgan Stanley & Co. LLC, 0.090%, dated 09/30/11, due 10/03/11 due in the amount of $27,100,203.				$27,100	$27,100,000

TOTAL REPURCHASE AGREEMENTS (cost $48,800,000)					48,800,000

Interest Rate	Maturity Date
U.S. TREASURY OBLIGATIONS(n) — 0.8%
U.S. Treasury Bills
0.006%	10/20/11	(k)		1,283	1,282,991
0.018%	12/01/11	(h)		360	359,992
0.020%	10/20/11	(k)		290	289,998
0.030%	03/22/12	(h)		1,231	1,230,708
0.035%	02/16/12	(k)		200	199,974
0.035%	03/29/12			13,200	13,196,410
0.040%	03/01/12	(h)		440	439,918
0.060%	06/28/12	(h)(k)		50	49,968
0.070%	06/28/12	(k)		6,000	5,996,100
0.080%	10/20/11	(h)(k)		500	499,996
0.085%	11/10/11	(h)		490	489,994
0.298%	02/09/12	(h)(k)		990	989,875

TOTAL U.S. TREASURY OBLIGATIONS (cost $25,028,184)					25,025,924

CERTIFICATES OF DEPOSIT(n) — 0.1%
Banco do Brasil Securities LLC
Zero	11/15/11			1,400	1,401,747
Itau Unibanco
1.329%	12/12/11			1,400	1,396,630

TOTAL CERTIFICATES OF DEPOSIT (cost $2,793,392)					2,798,377

			Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
Gold 100 OZ Future,
expiring 11/15/13,			JPMorgan Chase
Strike Price $130.00				16	51,520
WTI Crude Future,
expiring 11/17/15,
Strike Price $150.00			Morgan Stanley	25	69,750

					121,270

Put Options
5 Year U.S. Treasury Inflationary Bond, TIPS,
expiring 10/24/11,
Strike Price $75.00				5,000	—
10 Year U.S. Treasury Inflationary Indexed Bond, TIPS,
expiring 10/24/11,
Strike Price $75.00				23,000	—
expiring 10/24/11,
Strike Price $75.00				27,000	—

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
10 Year U.S. Treasury Note Futures,
expiring 11/25/11, Strike Price $95.00		$12,600		$1,969
Interest Rate Swap Options,
Pay a fixed rate of 2.00% and receive a floating rate based on 3-month LIBOR, expiring 11/19/12	Goldman Sachs & Co.	3,900		1,903
Pay a fixed rate of 2.00% and receive a floating rate based on 3-month LIBOR, expiring 11/19/12	Goldman Sachs & Co.	6,000		2,927
London Gold Market Fixing Ltd. PM Fix Price/USD,
expiring 08/06/12, Strike Price $1,565.00	Goldman Sachs & Co.	—	(r)	29,567
expiring 08/08/12, Strike Price $1,650.00	Goldman Sachs & Co.	—	(r)	19,285

				55,651

TOTAL OPTIONS PURCHASED (cost $327,579)				176,921

TOTAL SHORT-TERM INVESTMENTS (cost $546,532,481)				546,384,548

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 119.0% (cost $3,903,901,802)				3,718,812,040

Interest Maturity Rate Date	Principal Amount (000)#
SECURITIES SOLD SHORT — (2.1)%
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES
Federal National Mortgage Assoc.
3.500% TBA	7,000	(7,191,407)
4.500% TBA	8,600	(9,149,593)
4.500% TBA	27,000	(28,641,092)
5.001% TBA	1,000	(1,075,625)
5.500% TBA	10,000	(10,851,562)
Government National Mortgage Assoc.
4.500% TBA	6,000	(6,518,437)
4.501% TBA	3,000	(3,250,312)

TOTAL SECURITIES SOLD SHORT (proceeds received $66,739,556)		(66,678,028)

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN* — (0.1)%
Call Options — (0.1)%
Brent Crude Future,
expiring 11/10/15, Strike Price $160.00	Morgan Stanley	25		(77,750)
Gold 100 OZ Future,
expiring 11/22/11, Strike Price $1,600.00	Morgan Stanley	—	(r)	(20,430)

	Counterparty	Notional Amount (000)#			Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
expiring 11/22/11, Strike Price $1,750.00	Bank of America		$—	(r)	$(3,330)
expiring 11/22/11, Strike Price $1,750.00	Barclays Capital Group		—	(r)	(6,660)
expiring 11/22/11, Strike Price $1,750.00	UBS Securities		—	(r)	(3,330)
expiring 11/22/11, Strike Price $1,750.00	UBS Securities		—	(r)	(3,330)
expiring 11/22/11, Strike Price $2,000.00	Deutsche Bank		1		(3,000)
expiring 11/11/13, Strike Price $140.00	JPMorgan Chase		16		(56,960)
Interest Rate Swap Options,
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 10/11/11	Credit Suisse First Boston Corp.		5,600		(143,815)
Pay a fixed rate of 3.00% and receive a floating rate based on 6-month Euribor, expiring 10/12/11	Barclays Capital Group	EUR	3,300		(186,402)
Pay a fixed rate of 3.00% and receive a floating rate based on 6-month Euribor, expiring 10/12/11	Citigroup Global Markets	EUR	6,700		(378,453)
Pay a fixed rate of 3.00% and receive a floating rate based on 6-month
Euribor, expiring 10/12/11	UBS Securities	EUR	6,700		(378,453)
Pay a fixed rate of 1.75% and receive a floating rate based on 3-month LIBOR, expiring 11/14/11	Credit Suisse First Boston Corp.		12,300		(267,144)
Option on forward 1 year swap rate,
expiring 10/11/11, Strike Price $ — (q)	Goldman Sachs & Co.		700		(2,615)
expiring 10/11/11, Strike Price $ — (q)	Goldman Sachs & Co.		1,800		(6,724)
expiring 10/11/11, Strike Price $ — (q)	Goldman Sachs & Co.		1,800		(6,724)
expiring 10/11/11, Strike Price $ — (q)	JPMorgan Chase		1,100		(4,109)
expiring 10/11/11, Strike Price $ — (q)	JPMorgan Chase		1,700		(6,351)
expiring 10/11/11, Strike Price $ — (q)	Morgan Stanley		3,600		(36,567)
expiring 11/14/11, Strike Price $ — (q)	Morgan Stanley		4,100		(42,642)
expiring 11/14/11, Strike Price $ — (q)	Morgan Stanley		5,400		(56,163)
expiring 11/14/11, Strike Price $ — (q)	Morgan Stanley		36,300		(377,542)

					(2,068,494)

Put Options
5 Year CDX North America IG 16,
expiring 12/21/11, Strike Price $1.20	Morgan Stanley		13,900		(194,216)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 12/21/11, Strike Price $1.80	BNP Paribas		$27,000	$(138,717)
10 Year U.S. Treasury Note Futures, expiring 10/21/11,
Strike Price $128.50			3,200	(10,000)
Currency Option AUD vs USD, expiring 10/11/11, @ FX Rate 0.99	Morgan Stanley	AUD	2,000	(53,331)
Currency Option EUR vs USD, expiring 10/10/11, @ FX Rate 1.37	UBS Securities	EUR	2,900	(94,801)
Inflation Floor Option, Inflation on the CPI
Urban Consumer NSA, expiring 03/12/20, Strike Price $215.95	Citigroup Global Markets		1,500	(5,055)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets		4,200	(14,893)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		700	(2,771)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		400	(1,583)
expiring 10/13/20, Strike Price $218.01	Deutsche Bank		800	(4,692)
Interest Rate Swap Options,
Receive a fixed rate of 4.25% and pay a floating rate based on 3-month LIBOR, expiring 10/11/11	Royal Bank of Scotland		12,900	(1)
Receive a fixed rate of 3.50% and pay a floating rate based on 6-month Euribor, expiring 10/12/11	Barclays Capital Group	EUR	3,300	(1)
Receive a fixed rate of 3.50% and pay a floating rate based on 6-month Euribor, expiring 10/12/11	Citigroup Global Markets	EUR	6,700	(2)
Receive a fixed rate of 3.50% and pay a floating rate based on 6-month Euribor, expiring 10/12/11	UBS Securities	EUR	6,700	(2)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 11/14/11	Credit Suisse First Boston Corp.		12,300	(11)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank		2,700	(1,601)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank		3,100	(1,838)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	$2,600	$(1,542)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	2,900	(1,719)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Bank of America	4,500	(2,099)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Bank of America	4,500	(2,099)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	900	(420)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	2,000	(933)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	2,000	(933)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Citigroup Global Markets	1,500	(700)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Citigroup Global Markets	5,200	(2,425)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	600	(280)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	1,000	(466)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	$2,500	$(1,166)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	2,500	(1,166)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	2,800	(1,306)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Barclays Capital Group	200	—
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Credit Suisse First Boston Corp.	100	—
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	300	—
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	2,300	(2)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	3,500	(3)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Royal Bank of Scotland	400	—
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Royal Bank of Scotland	600	(1)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Bank of America	400	(274)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Bank of America	$800		$(549)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Bank of America	10,300		(7,063)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Citigroup Global Markets	400		(274)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Goldman Sachs & Co.	1,800		(1,234)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Morgan Stanley	600		(411)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Morgan Stanley	800		(549)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Royal Bank of Scotland	16,900		(11,590)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Royal Bank of Scotland	18,700		(12,824)
Receive a fixed rate of 1.00% and pay a floating rate based on 3-month LIBOR, expiring 11/19/12	Goldman Sachs & Co.	3,900		(4,783)
Receive a fixed rate of 1.00% and pay a floating rate based on 3-month LIBOR, expiring 11/19/12	Goldman Sachs & Co.	6,000		(7,358)
Receive a fixed rate of 1.75% and pay a floating rate based on 3-month LIBOR, expiring 07/11/13	Deutsche Bank	17,800		(29,531)
London Platinum & Palladium Market Platinum PM Fix USD,
expiring 08/06/12,
Strike Price $1,565.00	Goldman Sachs & Co.	—	(r)	(32,279)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 08/08/12,
Strike Price $1,650.00	Goldman Sachs & Co.	$—	(r)	$(21,612)

(premiums received $2,812,875)				(671,106)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 116.8%
(cost $3,834,349,371)				3,649,394,412
Liabilities in excess of other assets(x) — (16.8)%				(523,530,873)

NET ASSETS — 100.0%				$3,125,863,539

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the
Securiites Act of 1933 and may not be resold subject to
that rule except to qualified institutional buyers. Unless
otherwise noted, 144A ared deemed to be liquid.
ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligations
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australia, Far East
ETF	Exchange Traded Fund
Euribor	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
iBoxx	Bond Market Indices
IO	Interest Only
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
NSA	Non-Seasonally Adjusted
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduits
SLM	Student Loan Mortgage
SPDR	Standard & Poor’s Depositary Receipts
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone

NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
TWD	New Taiwanese Dollar
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2011.
Ratings of certain bonds may have changed subsequent to
that date.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending
settlement, is $218,073,212; cash collateral of
$229,362,354 (included with liabilities) was received with
which the Portfolio purchased highly liquid short-term
investments.
(b)	Represents security, or a portion thereof, purchased with
cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects
the rate in effect at September 30, 2011.
(d)	Standard & Poor’s rating.
(h)	Represents security, or a portion thereof, segregated as
collateral for swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as
collateral for futures contracts.
(m)	Repurchase agreements are collateralized by United States
Treasuries or federal agency obligations.
(n)	Rates shown are the effective yields at purchase date.
(q)	Exercise price and final cost determined on a future date,
based upon the implied volatility.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or step coupon bond. Rate
quoted represents effective yield at September 30, 2011.
(w)	Prudential Investments LLC, the co-manager of the
Portfolio, also serves as manager of the Prudential
Investment Portfolios 2 - Prudential Core Taxable Money
Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the
following derivative contracts held at reporting period end:

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Financial futures contracts open at September 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized Appreciation (Depreciation) (1)
Long Positions:
157	90 Day Euro Dollar	Dec. 2011	$39,000,588	$39,041,975	$41,387
65	90 Day Euro Dollar	Mar. 2013	16,071,513	16,152,500	80,987
88	90 Day Euro Dollar	Jun. 2013	21,701,350	21,852,600	151,250
58	90 Day Euro Dollar	Sep. 2013	14,308,525	14,386,900	78,375
139	90 Day Euro Dollar	Dec. 2013	34,214,414	34,421,614	207,200
827	5 Year Euro-Bobl	Dec. 2011	136,016,651	135,316,394	(700,257)
55	10 Year Canadian Bonds	Dec. 2011	6,822,120	6,975,904	153,784
45	10 Year Euro-Bund	Dec. 2011	8,190,592	8,228,788	38,196
13	10 Year Japanese Bonds	Dec. 2011	24,038,506	23,972,384	(66,122)
76	10 Year U.K. Gilt	Dec. 2011	15,094,702	15,405,741	311,039
263	10 Year U.S. Treasury Notes	Dec. 2011	34,237,437	34,214,655	(22,782)
28	20 Year U.S. Treasury Bonds	Dec. 2011	3,976,156	3,993,500	17,344
382	Mini MSCI EAFE	Dec. 2011	26,286,775	25,720,060	(566,715)
60	Russell 2000 Mini	Dec. 2011	3,938,580	3,849,000	(89,580)
237	S&P 500	Dec. 2011	67,710,750	66,715,500	(995,250)

					(1,361,144)

Short Position:
15	10 Year U.S. Treasury Notes	Dec. 2011	1,952,578	1,951,406	1,172

					(1,359,972)

Commodity futures contracts open at September 30, 2011:
Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized Appreciation (Depreciation) (1)
Long Positions:
4	Brent Crude	Feb. 2012	$429,080	$396,720	$(32,360)
18	Gold 100 OZ	Dec. 2011	3,268,540	2,920,140	(348,400)
6	WTI Crude	Mar. 2012	528,191	478,800	(49,391)

					(430,151)

Short Positions:
4	Brent Crude	Nov. 2011	436,490	411,040	25,450
6	WTI Crude	Dec. 2011	523,866	475,980	47,886

					73,336

					$(356,815)

(1)

Cash of $145,000 and U.S. Treasury Securities with a market value of $12,095,042 has been segregated to cover requirement for open futures contracts as of September 30, 2011. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of September 30, 2011.

Forward foreign currency exchange contracts outstanding at September 30, 2011:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 10/04/11	UBS Securities	AUD	400	$389,560	$386,866	$(2,694)
Expiring 10/05/11	Barclays Capital Group	AUD	352	342,144	340,395	(1,749)
Expiring 11/10/11	Barclays Capital Group	AUD	352	340,606	338,807	(1,799)
Expiring 11/10/11	Citigroup Global Markets	AUD	582	567,563	560,185	(7,378)
Brazilian Real,
Expiring 11/03/11	Barclays Capital Group	BRL	233	141,171	123,038	(18,133)
Expiring 11/03/11	Hong Kong & Shanghai Bank	BRL	2,253	1,397,306	1,187,979	(209,327)
Expiring 11/03/11	Hong Kong & Shanghai Bank	BRL	80	49,891	42,188	(7,703)
Expiring 11/03/11	Hong Kong & Shanghai Bank	BRL	50	31,437	26,368	(5,069)
Expiring 11/03/11	Hong Kong & Shanghai Bank	BRL	40	25,078	21,094	(3,984)
Expiring 11/03/11	Hong Kong & Shanghai Bank	BRL	40	25,071	21,094	(3,977)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2011 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real (cont’d.),
Expiring 11/03/11	Hong Kong & Shanghai Bank	BRL	40	$ 25,055	$ 21,094	$ (3,961)
Expiring 11/03/11	Hong Kong & Shanghai Bank	BRL	40	31,309	26,368	(4,941)
Expiring 11/03/11	Hong Kong & Shanghai Bank	BRL	40	25,047	21,094	(3,953)
Expiring 11/03/11	Morgan Stanley	BRL	50	31,389	26,367	(5,022)
Expiring 11/03/11	Morgan Stanley	BRL	50	31,377	26,367	(5,010)
Expiring 11/03/11	Morgan Stanley	BRL	50	31,450	26,367	(5,083)
Expiring 11/03/11	Morgan Stanley	BRL	50	31,441	26,368	(5,073)
Expiring 11/03/11	Morgan Stanley	BRL	40	25,118	21,094	(4,024)
Expiring 11/03/11	Morgan Stanley	BRL	40	31,620	26,368	(5,252)
Expiring 11/03/11	Morgan Stanley	BRL	40	25,296	21,094	(4,202)
British Pound,
Expiring 12/08/11	JPMorgan Chase	GBP	154	238,344	239,984	1,640
Canadian Dollar,
Expiring 10/03/11	UBS Securities	CAD	565	549,531	539,133	(10,398)
Expiring 11/17/11	Citigroup Global Markets	CAD	453	439,120	431,795	(7,325)
Chinese Yuan,
Expiring 11/15/11	Barclays Capital Group	CNY	255	39,689	39,953	264
Expiring 11/15/11	Barclays Capital Group	CNY	146	22,724	22,875	151
Expiring 11/15/11	Citigroup Global Markets	CNY	1,534	236,112	240,330	4,218
Expiring 11/15/11	Citigroup Global Markets	CNY	877	135,011	137,423	2,412
Expiring 11/15/11	Deutsche Bank	CNY	2,384	360,000	373,509	13,509
Expiring 11/15/11	JPMorgan Chase	CNY	627	97,618	98,238	620
Expiring 11/15/11	JPMorgan Chase	CNY	358	55,737	56,091	354
Expiring 11/15/11	Morgan Stanley	CNY	325	50,518	50,926	408
Expiring 02/13/12	Barclays Capital Group	CNY	2,863	443,969	449,463	5,494
Expiring 02/13/12	Barclays Capital Group	CNY	2,572	399,848	403,854	4,006
Expiring 02/13/12	Citigroup Global Markets	CNY	2,728	423,067	428,235	5,168
Expiring 02/13/12	Citigroup Global Markets	CNY	2,112	328,600	331,531	2,931
Expiring 02/13/12	Citigroup Global Markets	CNY	1,486	230,867	233,343	2,476
Expiring 02/13/12	Deutsche Bank	CNY	14,242	2,193,740	2,236,040	42,300
Expiring 02/13/12	Deutsche Bank	CNY	5,355	826,648	840,705	14,057
Expiring 02/13/12	Deutsche Bank	CNY	2,713	421,073	425,953	4,880
Expiring 02/13/12	Deutsche Bank	CNY	2,611	405,250	409,978	4,728
Expiring 02/13/12	Hong Kong & Shanghai Bank	CNY	2,552	400,000	400,679	679
Expiring 02/13/12	JPMorgan Chase	CNY	5,314	834,000	834,303	303
Expiring 02/13/12	JPMorgan Chase	CNY	5,309	833,000	833,498	498
Expiring 02/13/12	JPMorgan Chase	CNY	5,308	833,000	833,368	368
Expiring 02/13/12	JPMorgan Chase	CNY	3,306	514,000	518,988	4,988
Expiring 02/13/12	JPMorgan Chase	CNY	2,762	428,673	433,674	5,001
Expiring 02/13/12	UBS Securities	CNY	2,180	338,603	342,341	3,738
Expiring 06/01/12	Barclays Capital Group	CNY	16,295	2,584,000	2,566,331	(17,669)
Expiring 06/01/12	Barclays Capital Group	CNY	3,198	500,000	503,668	3,668
Expiring 06/01/12	Citigroup Global Markets	CNY	1,495	237,000	235,398	(1,602)
Expiring 06/01/12	Citigroup Global Markets	CNY	1,217	193,000	191,635	(1,365)
Expiring 06/01/12	JPMorgan Chase	CNY	20,507	3,198,000	3,229,774	31,774
Expiring 06/01/12	JPMorgan Chase	CNY	6,979	1,106,000	1,099,221	(6,779)
Expiring 06/01/12	JPMorgan Chase	CNY	6,979	1,106,000	1,099,221	(6,779)
Expiring 06/01/12	JPMorgan Chase	CNY	2,477	393,000	390,065	(2,935)
Expiring 06/01/12	JPMorgan Chase	CNY	1,822	289,000	286,978	(2,022)
Expiring 02/01/13	Deutsche Bank	CNY	5,642	896,585	885,911	(10,674)
Expiring 02/01/13	Deutsche Bank	CNY	3,634	574,235	570,644	(3,591)
Expiring 02/01/13	JPMorgan Chase	CNY	6,813	1,085,396	1,069,747	(15,649)
Expiring 02/01/13	JPMorgan Chase	CNY	1,682	267,929	264,150	(3,779)
Expiring 08/05/13	Deutsche Bank	CNY	5,000	798,212	778,469	(19,743)
Expiring 08/05/13	Deutsche Bank	CNY	1,000	159,642	155,693	(3,949)
Expiring 08/05/13	UBS Securities	CNY	15,564	2,464,598	2,423,209	(41,389)
Expiring 08/05/13	UBS Securities	CNY	2,582	408,857	401,991	(6,866)
Expiring 04/25/14	Barclays Capital Group	CNY	3,894	640,000	606,812	(33,188)
Expiring 04/25/14	Citigroup Global Markets	CNY	19,398	3,180,000	3,022,531	(157,469)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2011 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan (cont’d.),
Expiring 04/25/14	Citigroup Global Markets	CNY	3,171	$ 522,000	$ 494,118	$ (27,882)
Expiring 04/25/14	Goldman Sachs & Co.	CNY	11,644	1,912,000	1,814,341	(97,659)
Expiring 04/25/14	Hong Kong & Shanghai Bank	CNY	2,598	427,000	404,858	(22,142)
Expiring 04/25/14	JPMorgan Chase	CNY	11,635	1,912,000	1,812,852	(99,148)
Expiring 04/25/14	JPMorgan Chase	CNY	7,399	1,213,000	1,152,934	(60,066)
Expiring 04/25/14	Royal Bank of Scotland	CNY	19,406	3,180,000	3,023,770	(156,230)
Expiring 04/25/14	UBS Securities	CNY	2,605	427,000	405,856	(21,144)
Expiring 04/25/14	UBS Securities	CNY	2,592	427,000	403,860	(23,140)
Expiring 09/08/15	Barclays Capital Group	CNY	2,210	360,000	344,514	(15,486)
Expiring 09/08/15	Barclays Capital Group	CNY	762	125,966	118,751	(7,215)
Expiring 09/08/15	Citigroup Global Markets	CNY	7,911	1,311,248	1,233,076	(78,172)
Expiring 09/08/15	Citigroup Global Markets	CNY	3,520	581,818	548,628	(33,190)
Expiring 09/08/15	Citigroup Global Markets	CNY	1,472	239,000	229,464	(9,536)
Expiring 09/08/15	Morgan Stanley	CNY	1,046	170,000	162,952	(7,048)
Expiring 09/08/15	Morgan Stanley	CNY	739	120,000	115,118	(4,882)
Euro,
Expiring 10/03/11	Barclays Capital Group	EUR	650	878,274	870,816	(7,458)
Expiring 10/03/11	Credit Suisse First Boston Corp.	EUR	938	1,260,672	1,256,654	(4,018)
Expiring 10/03/11	Credit Suisse First Boston Corp.	EUR	900	1,209,780	1,205,744	(4,036)
Expiring 10/03/11	Credit Suisse First Boston Corp.	EUR	691	933,679	925,744	(7,935)
Expiring 10/03/11	Hong Kong & Shanghai Bank	EUR	1,393	1,879,505	1,866,224	(13,281)
Expiring 10/03/11	JPMorgan Chase	EUR	905	1,216,768	1,212,443	(4,325)
Expiring 10/03/11	Morgan Stanley	EUR	805	1,080,390	1,078,471	(1,919)
Expiring 10/03/11	UBS Securities	EUR	740	999,873	991,390	(8,483)
Expiring 10/06/11	Citigroup Global Markets	EUR	337	459,579	451,474	(8,105)
Expiring 10/06/11	JPMorgan Chase	EUR	509	691,780	681,900	(9,880)
Expiring 10/06/11	Royal Bank of Canada	EUR	627	854,916	839,983	(14,933)
Expiring 10/07/11	Barclays Capital Group	EUR	456	613,393	610,892	(2,501)
Expiring 10/07/11	Hong Kong & Shanghai Bank	EUR	456	615,445	610,892	(4,553)
Expiring 10/07/11	JPMorgan Chase	EUR	417	562,058	558,645	(3,413)
Expiring 10/07/11	UBS Securities	EUR	456	615,274	610,892	(4,382)
Expiring 10/19/11	Citigroup Global Markets	EUR	931	1,313,715	1,247,123	(66,592)
Expiring 10/19/11	Credit Suisse First Boston Corp.	EUR	168	234,570	225,045	(9,525)
Expiring 10/19/11	JPMorgan Chase	EUR	1,100	1,572,494	1,473,508	(98,986)
Expiring 10/19/11	JPMorgan Chase	EUR	784	1,115,385	1,050,210	(65,175)
Expiring 10/19/11	JPMorgan Chase	EUR	211	285,127	282,645	(2,482)
Expiring 10/19/11	Morgan Stanley	EUR	168	234,108	225,045	(9,063)
Expiring 10/19/11	Royal Bank of Canada	EUR	300	434,228	401,866	(32,362)
Expiring 10/19/11	UBS Securities	EUR	9,920	14,074,923	13,288,368	(786,555)
Expiring 10/19/11	UBS Securities	EUR	1,239	1,700,762	1,659,706	(41,056)
Expiring 11/18/11	Barclays Capital Group	EUR	230	319,006	308,054	(10,952)
Expiring 11/18/11	JPMorgan Chase	EUR	668	902,600	894,694	(7,906)
Expiring 11/18/11	Morgan Stanley	EUR	381	519,673	510,298	(9,375)
Expiring 12/13/11	Barclays Capital Group	EUR	1,140	1,553,471	1,526,820	(26,651)
Expiring 12/13/11	Citigroup Global Markets	EUR	7,022	9,521,833	9,404,675	(117,158)
Expiring 12/13/11	Citigroup Global Markets	EUR	5,486	7,439,017	7,347,486	(91,531)
Expiring 12/13/11	Citigroup Global Markets	EUR	827	1,135,143	1,107,614	(27,529)
Expiring 12/13/11	JPMorgan Chase	EUR	2,122	2,867,219	2,842,027	(25,192)
Expiring 12/13/11	JPMorgan Chase	EUR	259	355,445	346,883	(8,562)
Expiring 12/13/11	UBS Securities	EUR	6,744	9,068,340	9,032,345	(35,995)
Expiring 12/13/11	UBS Securities	EUR	5,516	7,417,106	7,387,665	(29,441)
Hong Kong Dollar,
Expiring 12/12/11	Credit Suisse First Boston Corp.	HKD	11,265	1,447,000	1,447,750	750
Expiring 12/12/11	Deutsche Bank	HKD	4,513	580,000	580,025	25
Expiring 12/12/11	Hong Kong & Shanghai Bank	HKD	4,357	560,000	560,010	10
Expiring 12/12/11	Morgan Stanley	HKD	5,636	724,000	724,394	394
Expiring 12/12/11	UBS Securities	HKD	5,636	724,000	724,394	394
Expiring 12/12/11	UBS Securities	HKD	4,521	581,000	581,025	25
Expiring 12/21/11	Hong Kong & Shanghai Bank	HKD	1,961	252,000	252,009	9

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2011 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Hong Kong Dollar (cont’d.),
Expiring 12/21/11	Hong Kong & Shanghai Bank	HKD	1,960	$ 252,000	$ 251,989	$ (11)
Expiring 12/21/11	Hong Kong & Shanghai Bank	HKD	1,960	252,000	251,931	(69)
Expiring 12/21/11	Hong Kong & Shanghai Bank	HKD	1,906	245,000	245,044	44
Indian Rupee,
Expiring 07/12/12	JPMorgan Chase	INR	167,647	3,606,861	3,347,183	(259,678)
Expiring 07/12/12	JPMorgan Chase	INR	136,021	2,926,446	2,715,755	(210,691)
Expiring 07/12/12	JPMorgan Chase	INR	33,407	718,729	666,984	(51,745)
Indonesia Rupiah,
Expiring 10/31/11	Citigroup Global Markets	IDR	2,784,000	300,000	315,801	15,801
Expiring 10/31/11	Citigroup Global Markets	IDR	2,217,200	241,000	251,506	10,506
Expiring 10/31/11	Goldman Sachs & Co.	IDR	2,220,000	240,000	251,824	11,824
Expiring 01/31/12	Citigroup Global Markets	IDR	11,040,000	1,216,797	1,240,507	23,710
Expiring 01/31/12	Citigroup Global Markets	IDR	2,672,100	294,511	300,250	5,739
Japanese Yen,
Expiring 10/17/11	Hong Kong & Shanghai Bank	JPY	51,245	653,610	664,556	10,946
Expiring 10/17/11	JPMorgan Chase	JPY	169,274	2,203,730	2,195,181	(8,549)
Expiring 10/17/11	JPMorgan Chase	JPY	36,718	478,367	476,167	(2,200)
Expiring 10/17/11	JPMorgan Chase	JPY	7,710	100,447	99,985	(462)
Expiring 10/17/11	Morgan Stanley	JPY	26,443	344,476	342,919	(1,557)
Expiring 10/17/11	Royal Bank of Canada	JPY	330,208	4,259,210	4,282,207	22,997
Expiring 10/17/11	Royal Bank of Canada	JPY	40,138	523,059	520,518	(2,541)
Malaysian Ringgit,
Expiring 11/10/11	Citigroup Global Markets	MYR	437	146,524	136,642	(9,882)
Expiring 04/23/12	UBS Securities	MYR	3,117	1,025,848	970,894	(54,954)
Expiring 04/23/12	UBS Securities	MYR	2,268	746,495	706,506	(39,989)
Mexican Peso,
Expiring 10/13/11	UBS Securities	MXN	196,000	15,721,926	14,114,055	(1,607,871)
Expiring 10/20/11	UBS Securities	MXN	80,000	6,413,354	5,756,728	(656,626)
Expiring 11/18/11	Barclays Capital Group	MXN	22,384	1,908,171	1,606,102	(302,069)
Expiring 11/18/11	Barclays Capital Group	MXN	6,478	550,000	464,792	(85,208)
Expiring 11/18/11	Barclays Capital Group	MXN	6,203	526,000	445,054	(80,946)
Expiring 11/18/11	Barclays Capital Group	MXN	6,199	526,000	444,827	(81,173)
Expiring 11/18/11	Barclays Capital Group	MXN	4,959	423,000	355,840	(67,160)
Expiring 11/18/11	Barclays Capital Group	MXN	1,912	163,000	137,173	(25,827)
Expiring 11/18/11	Barclays Capital Group	MXN	614	49,931	44,064	(5,867)
Expiring 11/18/11	BNP Paribas	MXN	7,069	600,000	507,192	(92,808)
Expiring 11/18/11	Citigroup Global Markets	MXN	6,255	529,500	448,813	(80,687)
Expiring 11/18/11	Citigroup Global Markets	MXN	6,248	529,500	448,338	(81,162)
Expiring 11/18/11	Deutsche Bank	MXN	2,430	206,649	174,373	(32,276)
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	5,955	508,000	427,309	(80,691)
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	5,949	505,000	426,851	(78,149)
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	4,842	411,000	347,456	(63,544)
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	4,387	320,000	314,806	(5,194)
Expiring 11/18/11	Morgan Stanley	MXN	67,297	5,701,180	4,828,732	(872,448)
Expiring 11/18/11	Morgan Stanley	MXN	6,096	520,000	437,421	(82,579)
Expiring 11/18/11	UBS Securities	MXN	7,818	565,000	560,957	(4,043)
Expiring 11/18/11	UBS Securities	MXN	4,732	345,000	339,548	(5,452)
New Taiwanese Dollar,
Expiring 01/11/12	Barclays Capital Group	TWD	128,112	4,470,056	4,217,339	(252,717)
Expiring 01/11/12	Barclays Capital Group	TWD	42,082	1,468,336	1,385,323	(83,013)
Norwegian Krone,
Expiring 10/07/11	Citigroup Global Markets	NOK	7,571	1,405,697	1,289,301	(116,396)
Expiring 10/07/11	Morgan Stanley	NOK	1,875	347,808	319,302	(28,506)
Philippine Peso,
Expiring 11/15/11	Barclays Capital Group	PHP	10,200	229,937	232,687	2,750
Expiring 11/15/11	Barclays Capital Group	PHP	4,400	98,988	100,375	1,387
Expiring 11/15/11	Barclays Capital Group	PHP	4,300	97,506	98,094	588
Expiring 11/15/11	Barclays Capital Group	PHP	4,300	97,087	98,093	1,006
Expiring 11/15/11	Barclays Capital Group	PHP	3,322	74,180	75,778	1,598

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2011 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Philippine Peso (cont’d.),
Expiring 11/15/11	Citigroup Global Markets	PHP	8,500	$ 191,744	$ 193,906	$ 2,162
Expiring 03/15/12	Citigroup Global Markets	PHP	159,848	3,686,110	3,625,019	(61,091)
Expiring 03/15/12	Citigroup Global Markets	PHP	43,985	1,014,297	997,487	(16,810)
Singapore Dollar,
Expiring 12/09/11	Barclays Capital Group	SGD	760	585,044	581,176	(3,868)
Expiring 12/09/11	Citigroup Global Markets	SGD	3,655	2,815,000	2,795,275	(19,725)
Expiring 12/09/11	Citigroup Global Markets	SGD	1,017	786,000	777,523	(8,477)
Expiring 12/09/11	Citigroup Global Markets	SGD	683	527,000	522,167	(4,833)
Expiring 12/09/11	Citigroup Global Markets	SGD	504	399,968	385,457	(14,511)
Expiring 12/09/11	Goldman Sachs & Co.	SGD	577	449,000	441,311	(7,689)
Expiring 12/09/11	Hong Kong & Shanghai Bank	SGD	1,023	792,000	782,314	(9,686)
Expiring 12/09/11	Hong Kong & Shanghai Bank	SGD	771	597,000	589,644	(7,356)
Expiring 12/09/11	Hong Kong & Shanghai Bank	SGD	729	564,000	557,568	(6,432)
Expiring 12/09/11	JPMorgan Chase	SGD	493	383,000	376,705	(6,295)
Expiring 12/09/11	Royal Bank of Canada	SGD	400	330,961	305,882	(25,079)
Expiring 12/09/11	Royal Bank of Canada	SGD	100	82,710	76,471	(6,239)
Expiring 12/09/11	Royal Bank of Canada	SGD	100	82,740	76,470	(6,270)
Expiring 12/09/11	UBS Securities	SGD	868	672,000	663,756	(8,244)
Expiring 12/09/11	UBS Securities	SGD	394	326,608	300,922	(25,686)
Expiring 12/09/11	UBS Securities	SGD	394	1,359,032	1,252,151	(106,881)
Expiring 12/09/11	UBS Securities	SGD	30	24,365	22,567	(1,798)
South Korean Won,
Expiring 11/14/11	JPMorgan Chase	KRW	5,700,115	5,350,211	4,824,677	(525,534)
Expiring 11/14/11	JPMorgan Chase	KRW	4,482,510	4,214,667	3,794,074	(420,593)
Expiring 11/14/11	JPMorgan Chase	KRW	1,365,395	1,149,000	1,155,694	6,694
Expiring 11/14/11	JPMorgan Chase	KRW	838,992	704,000	710,138	6,138
Expiring 11/14/11	JPMorgan Chase	KRW	803,580	681,000	680,164	(836)
Expiring 11/14/11	JPMorgan Chase	KRW	159,096	149,330	134,662	(14,668)
Expiring 11/14/11	Morgan Stanley	KRW	1,727,782	1,478,000	1,462,425	(15,575)
Expiring 11/14/11	UBS Securities	KRW	453,542	381,000	383,886	2,886

				$225,353,411	$215,877,756	$(9,475,655)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 10/04/11	Deutsche Bank	AUD	400	$ 398,299	$ 386,866	$ 11,433
Expiring 10/05/11	Credit Suisse First Boston Corp.	AUD	352	344,579	340,395	4,184
Expiring 10/06/11	UBS Securities	AUD	287	282,375	277,500	4,875
Expiring 11/10/11	Citigroup Global Markets	AUD	17,690	17,251,187	17,026,945	224,242
Expiring 11/10/11	Citigroup Global Markets	AUD	800	780,155	770,014	10,141
Expiring 11/10/11	Deutsche Bank	AUD	12,207	11,897,980	11,749,459	148,521
Expiring 11/10/11	Deutsche Bank	AUD	7,839	7,640,556	7,545,180	95,376
Expiring 11/10/11	Deutsche Bank	AUD	7,653	7,459,264	7,366,151	93,113
Expiring 11/10/11	Royal Bank of Canada	AUD	400	387,752	385,007	2,745
Brazilian Real,
Expiring 11/03/11	Citigroup Global Markets	BRL	237	147,000	125,219	21,781
Expiring 11/03/11	Citigroup Global Markets	BRL	161	99,197	84,666	14,531
Expiring 11/03/11	Credit Suisse First Boston Corp.	BRL	57	35,000	29,818	5,182
Expiring 11/03/11	Deutsche Bank	BRL	319	195,943	168,119	27,824
Expiring 11/03/11	Hong Kong & Shanghai Bank	BRL	1,896	1,176,284	1,000,068	176,216
Expiring 11/03/11	Hong Kong & Shanghai Bank	BRL	379	230,000	199,923	30,077
Expiring 11/03/11	Hong Kong & Shanghai Bank	BRL	215	133,000	113,412	19,588
Expiring 11/03/11	Hong Kong & Shanghai Bank	BRL	215	133,000	113,237	19,763
Expiring 11/03/11	Hong Kong & Shanghai Bank	BRL	167	103,000	87,885	15,115
Expiring 11/03/11	UBS Securities	BRL	218	135,000	114,947	20,053
British Pound,
Expiring 10/06/11	JPMorgan Chase	GBP	274	429,675	427,251	2,424

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2011 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound (cont’d.),
Expiring 12/08/11	Barclays Capital Group	GBP	21,339	$ 34,060,031	$ 33,253,297	$ 806,734
Expiring 12/08/11	Barclays Capital Group	GBP	4,026	6,426,060	6,273,855	152,205
Expiring 12/08/11	Barclays Capital Group	GBP	1,859	2,882,619	2,896,943	(14,324)
Expiring 12/08/11	Citigroup Global Markets	GBP	1,018	1,630,449	1,586,384	44,065
Expiring 12/08/11	Citigroup Global Markets	GBP	140	221,017	218,167	2,850
Expiring 12/08/11	Credit Suisse First Boston Corp.	GBP	412	658,334	642,033	16,301
Expiring 12/08/11	JPMorgan Chase	GBP	926	1,458,672	1,443,017	15,655
Expiring 12/08/11	Royal Bank of Canada	GBP	283	447,287	441,008	6,279
Expiring 12/08/11	Royal Bank of Canada	GBP	19	30,030	29,608	422
Canadian Dollar,
Expiring 10/03/11	Citigroup Global Markets	CAD	453	439,587	432,260	7,327
Expiring 10/03/11	Citigroup Global Markets	CAD	111	107,713	105,918	1,795
Expiring 11/17/11	Deutsche Bank	CAD	8,623	8,681,181	8,219,355	461,826
Expiring 11/17/11	Deutsche Bank	CAD	2,819	2,838,020	2,687,042	150,978
Expiring 11/17/11	Deutsche Bank	CAD	2,638	2,655,799	2,514,515	141,284
Expiring 11/17/11	JPMorgan Chase	CAD	655	635,432	624,339	11,093
Expiring 11/17/11	Morgan Stanley	CAD	122	118,541	116,289	2,252
Expiring 11/17/11	Royal Bank of Canada	CAD	8,623	8,711,914	8,219,356	492,558
Expiring 11/17/11	Royal Bank of Canada	CAD	2,819	2,848,067	2,687,042	161,025
Expiring 11/17/11	Royal Bank of Canada	CAD	2,638	2,665,201	2,514,515	150,686
Chinese Yuan,
Expiring 02/13/12	Barclays Capital Group	CNY	29,536	4,620,000	4,637,271	(17,271)
Euro,
Expiring 10/03/11	Citigroup Global Markets	EUR	7,022	9,525,343	9,407,486	117,857
Expiring 10/19/11	Barclays Capital Group	EUR	504	699,366	675,135	24,231
Expiring 10/19/11	Credit Suisse First Boston Corp.	EUR	11,222	15,668,718	15,032,466	636,252
Expiring 10/19/11	Morgan Stanley	EUR	11,222	15,637,857	15,032,465	605,392
Expiring 11/18/11	Citigroup Global Markets	EUR	32	43,395	42,860	535
Expiring 11/18/11	Royal Bank of Canada	EUR	23,827	34,076,780	31,912,997	2,163,783
Expiring 12/13/11	Barclays Capital Group	EUR	10,324	14,305,760	13,827,094	478,666
Expiring 12/13/11	Citigroup Global Markets	EUR	13,831	18,828,140	18,524,074	304,066
Expiring 12/13/11	Citigroup Global Markets	EUR	7,121	9,809,653	9,537,266	272,387
Expiring 12/13/11	Citigroup Global Markets	EUR	582	785,451	779,481	5,970
Expiring 12/13/11	Credit Suisse First Boston Corp.	EUR	25,502	34,676,855	34,155,227	521,628
Expiring 12/13/11	Royal Bank of Canada	EUR	8,638	11,979,610	11,569,008	410,602
Expiring 12/13/11	UBS Securities	EUR	37,401	51,093,132	50,091,743	1,001,389
Indian Rupee,
Expiring 11/18/11	Barclays Capital Group	INR	24,486	530,000	496,293	33,707
Expiring 11/18/11	Barclays Capital Group	INR	19,701	423,505	399,318	24,187
Expiring 11/18/11	Hong Kong & Shanghai Bank	INR	52,428	1,150,000	1,062,645	87,355
Expiring 07/12/12	Deutsche Bank	INR	32,012	661,000	639,146	21,854
Indonesia Rupiah,
Expiring 10/31/11	Deutsche Bank	IDR	689,360	80,205	78,197	2,008
Expiring 10/31/11	Hong Kong & Shanghai Bank	IDR	10,457,600	1,216,000	1,186,250	29,750
Japanese Yen,
Expiring 10/17/11	Citigroup Global Markets	JPY	95,456	1,187,906	1,237,893	(49,987)
Expiring 10/17/11	Citigroup Global Markets	JPY	88,591	1,102,475	1,148,867	(46,392)
Expiring 10/17/11	Citigroup Global Markets	JPY	55,365	721,903	717,985	3,918
Expiring 10/17/11	Deutsche Bank	JPY	23,539	306,659	305,259	1,400
Expiring 10/17/11	Hong Kong & Shanghai Bank	JPY	129,146	1,683,825	1,674,793	9,032
Expiring 10/17/11	Royal Bank of Canada	JPY	26,214	334,341	339,949	(5,608)
Expiring 10/17/11	UBS Securities	JPY	358,471	4,670,900	4,648,728	22,172
Expiring 12/20/11	Bank of New York Mellon	JPY	445,532	5,833,441	5,783,540	49,901
Malaysian Ringgit,
Expiring 04/23/12	Citigroup Global Markets	MYR	2,208	719,000	687,762	31,238
Mexican Peso,
Expiring 10/13/11	UBS Securities	MXN	196,000	16,496,650	14,114,055	2,382,595
Expiring 10/20/11	Hong Kong & Shanghai Bank	MXN	80,000	6,789,558	5,756,728	1,032,830
Expiring 11/18/11	Barclays Capital Group	MXN	5,093	404,000	365,425	38,575

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2011 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso (cont’d.),
Expiring 11/18/11	Barclays Capital Group	MXN	1,228	$ 97,886	$ 88,115	$ 9,771
Expiring 11/18/11	Citigroup Global Markets	MXN	8,053	677,000	577,820	99,180
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	51,921	3,917,411	3,725,506	191,905
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	17,313	1,391,653	1,242,247	149,406
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	9,712	820,000	696,869	123,131
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	6,243	521,000	447,963	73,037
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	5,565	473,000	399,327	73,673
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	5,562	473,000	399,056	73,944
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	5,017	398,000	360,012	37,988
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	4,634	394,000	332,491	61,509
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	4,441	374,000	318,632	55,368
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	3,706	315,000	265,948	49,052
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	3,706	315,000	265,892	49,108
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	3,670	281,000	263,333	17,667
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	2,791	214,000	200,269	13,731
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	54	4,528	3,876	652
Expiring 11/18/11	Morgan Stanley	MXN	46,866	3,984,000	3,362,754	621,246
Expiring 11/18/11	Morgan Stanley	MXN	19,587	1,657,000	1,405,452	251,548
Expiring 11/18/11	UBS Securities	MXN	4,634	394,000	332,485	61,515
Expiring 11/18/11	UBS Securities	MXN	4,634	394,000	332,480	61,520
Expiring 11/18/11	UBS Securities	MXN	4,302	342,000	308,682	33,318
Expiring 11/18/11	UBS Securities	MXN	4,162	354,000	298,636	55,364
Expiring 11/18/11	UBS Securities	MXN	4,092	325,000	293,618	31,382
New Taiwanese Dollar,
Expiring 01/11/12	Barclays Capital Group	TWD	50,556	1,760,000	1,664,264	95,736
Expiring 01/11/12	Barclays Capital Group	TWD	20,443	727,000	672,975	54,025
Expiring 01/11/12	Citigroup Global Markets	TWD	22,529	771,000	741,624	29,376
New Zealand Dollar,
Expiring 11/10/11	Deutsche Bank	NZD	19,537	15,228,798	14,849,720	379,078
Norwegian Krone,
Expiring 10/07/11	Citigroup Global Markets	NOK	25,864	4,623,097	4,404,500	218,597
Expiring 10/07/11	JPMorgan Chase	NOK	22,478	3,957,307	3,827,883	129,424
Philippine Peso,
Expiring 11/15/11	Barclays Capital Group	PHP	32,411	748,000	739,371	8,629
Expiring 11/15/11	Barclays Capital Group	PHP	28,351	654,000	646,754	7,246
Expiring 11/15/11	JPMorgan Chase	PHP	38,615	892,000	880,896	11,104
Expiring 11/15/11	Morgan Stanley	PHP	22,665	522,000	517,050	4,950
Expiring 03/15/12	Citigroup Global Markets	PHP	37,251	873,000	844,772	28,228
Singapore Dollar,
Expiring 12/09/11	Deutsche Bank	SGD	508	411,000	388,404	22,596
South Korean Won,
Expiring 11/14/11	Hong Kong & Shanghai Bank	KRW	2,261,475	2,070,000	1,914,152	155,848
Expiring 11/14/11	Morgan Stanley	KRW	1,892,000	1,600,000	1,601,422	(1,422)
Expiring 11/14/11	Morgan Stanley	KRW	312,048	287,165	264,123	23,042
Swiss Franc,
Expiring 12/19/11	Northland	CHF	2,991	3,445,257	3,305,571	139,686

				$449,522,730	$432,269,355	$17,253,375

Interest rate swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date	Notional Amount# (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BNP Paribas Bank(2)	06/15/21	$2,500	3.50%	3 month LIBOR	$(343,840)	$23,648	$(367,488)
Citigroup, Inc.(2)	06/15/16	5,500	2.50%	3 month LIBOR	(372,252)	13,690	(385,942)
Citigroup, Inc.(2)	12/21/21	2,300	3.25%	3 month LIBOR	(226,509)	(32,917)	(193,592)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.(2)	12/21/21		$23,800	3.25%	3 month LIBOR	$(2,343,874)	$(7,014)	$(2,336,860)
HSBC Bank USA(2)	06/15/21		4,400	3.50%	3 month LIBOR	(605,158)	72,242	(677,400)
N/A(3)(1)	12/21/16		58,700	2.25%	3 month LIBOR	(2,541,094)	(2,609,802)	68,708
Barclays Bank PLC(1)	12/15/17	AUD	1,800	5.50%	6 month Australian Bank Bill rate	84,278	(7,693)	91,971
Deutsche Bank AG(1)	12/15/17	AUD	1,200	5.50%	6 month Australian Bank Bill rate	56,283	(4,581)	60,864
Barclays Bank PLC(1)	01/02/12	BRL	2,800	10.68%	Brazilian interbank lending rate	(2,150)	505	(2,655)
Barclays Bank PLC(1)	01/02/13	BRL	2,200	11.91%	Brazilian interbank lending rate	25,816	5,189	20,627
Barclays Bank PLC(1)	01/02/13	BRL	1,400	12.29%	Brazilian interbank lending rate	20,543	2,222	18,321
Barclays Bank PLC(1)	01/02/14	BRL	3,100	12.51%	Brazilian interbank lending rate	68,015	2,881	65,134
Barclays Bank PLC(1)	01/02/14	BRL	1,300	11.99%	Brazilian interbank lending rate	23,521	246	23,275
Credit Suisse First Boston(1)	01/02/12	BRL	6,800	11.76%	Brazilian interbank lending rate	6,562	17,940	(11,378)
Credit Suisse First Boston(1)	01/02/13	BRL	3,600	12.48%	Brazilian interbank lending rate	56,266	(350)	56,616
Goldman Sachs & Co.(1)	01/02/12	BRL	2,900	11.67%	Brazilian interbank lending rate	2,646	2,643	3
Goldman Sachs & Co.(1)	01/02/13	BRL	3,200	11.89%	Brazilian interbank lending rate	37,343	733	36,610
Goldman Sachs & Co.(1)	01/02/13	BRL	1,300	11.93%	Brazilian interbank lending rate	15,522	(1,579)	17,101
Goldman Sachs & Co.(1)	01/02/14	BRL	14,300	11.96%	Brazilian interbank lending rate	253,116	(6,142)	259,258
HSBC Bank USA(1)	01/02/12	BRL	25,000	11.53%	Brazilian interbank lending rate	14,459	3,260	11,199
HSBC Bank USA(1)	01/02/12	BRL	2,200	11.36%	Brazilian interbank lending rate	863	493	370
HSBC Bank USA(1)	01/02/12	BRL	1,600	11.14%	Brazilian interbank lending rate	108	685	(577)
HSBC Bank USA(1)	01/02/12	BRL	1,400	11.67%	Brazilian interbank lending rate	1,277	1,210	67
HSBC Bank USA(1)	01/02/12	BRL	600	14.77%	Brazilian interbank lending rate	4,047	825	3,222
HSBC Bank USA(1)	01/02/13	BRL	8,900	11.89%	Brazilian interbank lending rate	103,862	23,473	80,389
HSBC Bank USA(1)	01/02/13	BRL	1,400	11.89%	Brazilian interbank lending rate	16,338	831	15,507
HSBC Bank USA(1)	01/02/14	BRL	6,300	12.12%	Brazilian interbank lending rate	125,535	8,027	117,508
HSBC Bank USA(1)	01/02/14	BRL	3,000	12.56%	Brazilian interbank lending rate	67,399	4,356	63,043
HSBC Bank USA(1)	01/02/14	BRL	1,000	11.94%	Brazilian interbank lending rate	16,703	1,888	14,815
Merrill Lynch & Co.(1)	01/02/12	BRL	17,300	11.33%	Brazilian interbank lending rate	5,433	—	5,433
Merrill Lynch & Co.(1)	01/02/12	BRL	200	14.77%	Brazilian interbank lending rate	1,349	80	1,269
Merrill Lynch & Co.(1)	01/02/14	BRL	9,900	11.86%	Brazilian interbank lending rate	155,397	4,785	150,612
Morgan Stanley(1)	01/02/12	BRL	5,800	11.29%	Brazilian interbank lending rate	1,509	(653)	2,162
Morgan Stanley(1)	01/02/12	BRL	300	11.63%	Brazilian interbank lending rate	226	(49)	275
Morgan Stanley(1)	01/02/13	BRL	4,000	11.98%	Brazilian interbank lending rate	49,289	16,948	32,341
Morgan Stanley(1)	01/02/13	BRL	1,400	12.59%	Brazilian interbank lending rate	23,019	889	22,130
Morgan Stanley(1)	01/02/13	BRL	1,200	11.98%	Brazilian interbank lending rate	14,786	—	14,786
Royal Bank of Scotland Group PLC(1)	01/02/12	BRL	6,300	11.25%	Brazilian interbank lending rate	1,255	—	1,255
UBS AG(1)	01/02/13	BRL	4,800	12.51%	Brazilian interbank lending rate	68,925	(3,259)	72,184
UBS AG(1)	01/02/13	BRL	2,100	12.07%	Brazilian interbank lending rate	27,358	(3,029)	30,387
Barclays Bank PLC(1)	03/21/17	EUR	8,000	2.00%	6 month Euribor	(31,351)	(53,306)	21,955
Deutsche Bank AG(1)	09/21/16	EUR	3,300	3.00%	6 month Euribor	219,054	15,800	203,254
JPMorgan Chase & Co.(1)	10/15/11	EUR	100	2.03%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	3,804	—	3,804
Morgan Stanley(1)	03/21/17	EUR	8,000	2.00%	6 month Euribor	(31,351)	(53,967)	22,616
Goldman Sachs & Co.(2)	09/21/13	GBP	15,600	2.50%	6 month LIBOR	(586,245)	(83,407)	(502,838)
Credit Suisse First Boston(1)	12/21/21	JPY	420,000	1.50%	6 month LIBOR	239,313	111,208	128,105
Barclays Bank PLC(1)	06/08/16	MXN	11,300	6.75%	28 day Mexican interbank rate	32,452	4,623	27,829
Barclays Bank PLC(1)	07/27/20	MXN	8,900	6.96%	28 day Mexican interbank rate	13,021	(17,474)	30,495
HSBC Bank USA(1)	12/08/15	MXN	21,500	6.59%	28 day Mexican interbank rate	58,896	6,304	52,592
HSBC Bank USA(1)	06/08/16	MXN	30,700	5.80%	28 day Mexican interbank rate	9,123	(59)	9,182
HSBC Bank USA(1)	06/08/16	MXN	10,200	6.75%	28 day Mexican interbank rate	29,284	5,345	23,939

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
HSBC Bank USA(1)	07/27/20	MXN	11,000	6.96%	28 day Mexican interbank rate	$16,093	$(46,741)	$62,834
HSBC Bank USA(1)	06/02/21	MXN	34,200	7.50%	28 day Mexican interbank rate	116,205	12,371	103,834
Morgan Stanley(1)	12/08/15	MXN	33,100	6.59%	28 day Mexican interbank rate	90,672	(33,861)	124,533
Morgan Stanley(1)	06/08/16	MXN	130,700	6.75%	28 day Mexican interbank rate	375,361	96,801	278,560
Morgan Stanley(1)	06/02/21	MXN	13,200	7.50%	28 day Mexican interbank rate	50,357	8,040	42,317
Morgan Stanley(1)	06/02/21	MXN	11,800	6.65%	28 day Mexican interbank rate	(9,002)	3,250	(12,252)

						$(4,490,143)	$(2,492,452)	$(1,997,691)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	Traded on a registered commodity exchange.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on credit indices – Sell Protection(1):
Bank of America	12/20/15	$2,200	1.00%	Dow Jones CDX MCDX 15 5Y	$(66,080)	$(80,126)	$14,046
Bank of America	12/20/19	12,700	1.00%	Dow Jones CDX NA IG 13 10Y	(379,905)	(142,742)	(237,163)
Barclays Bank PLC	06/20/16	600	5.00%	Dow Jones CDX EM15 Index	36,953	72,687	(35,734)
Barclays Bank PLC	06/20/16	10,400	1.00%	Dow Jones CDX NA IG 16 5Y	(159,480)	(120,959)	(38,521)
Citigroup, Inc.	12/20/15	900	5.00%	Dow Jones CDX EM14 Index	55,016	101,660	(46,644)
Citigroup, Inc.	12/20/20	1,000	1.00%	Dow Jones CDX MCDX 15 10Y	(70,370)	(51,757)	(18,613)
Citigroup, Inc.	12/20/15	1,200	1.00%	Dow Jones CDX MCDX 15 5Y	(36,044)	(28,737)	(7,307)
Deutsche Bank AG	12/20/15	400	5.00%	Dow Jones CDX EM14 Index	24,451	48,334	(23,883)
Deutsche Bank AG	12/20/15	800	1.00%	Dow Jones CDX MCDX 15 5Y	(24,029)	(16,775)	(7,254)
Goldman Sachs & Co.	12/20/15	1,100	1.00%	Dow Jones CDX MCDX 15 5Y	(33,040)	(26,066)	(6,974)
Goldman Sachs & Co.	06/20/16	2,000	1.00%	Dow Jones CDX MCDX 16 5Y	(74,136)	(39,191)	(34,945)
Morgan Stanley	12/20/15	2,200	5.00%	Dow Jones CDX EM14 Index	134,483	250,633	(116,150)
Morgan Stanley	12/20/15	500	1.00%	Dow Jones CDX MCDX 15 5Y	(15,018)	(9,084)	(5,934)
Morgan Stanley	12/20/15	330	0.46%	Dow Jones CDX NA IG 5 10Y	(43,935)	—	(43,935)
N/A(6)	06/20/18	7,066	1.50%	Dow Jones CDX NA IG 10 10Y	80,658	63,700	16,958
N/A(6)	06/20/13	7,357	1.55%	Dow Jones CDX NA IG 10 5Y	(22,293)	(22,712)	419
N/A(6)	06/20/14	2,103	1.00%	Dow Jones CDX NA IG 12 5Y	1,209	(2,820)	4,029
N/A(6)	06/20/15	8,900	1.00%	Dow Jones CDX NA IG 14 5Y	54,310	9,781	44,529
N/A(6)	12/20/15	5,100	1.00%	Dow Jones CDX NA IG 15 5Y	51,603	35,399	16,204
N/A(6)	06/20/16	9,200	1.00%	Dow Jones CDX NA IG 16 5Y	141,079	151,050	(9,971)
N/A(6)	12/20/17	1,839	0.80%	Dow Jones CDX NA IG 9 10Y	92,081	81,925	10,156

					$(252,487)	$274,200	$(526,687)

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at September 30, 2011(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1):
Bank of America	12/20/12	$500	5.00%	Ally Financial, Inc.	6.985%	$(11,897)	$4,991	$(16,888)
Bank of America	03/20/16	4,900	0.25%	France (Govt of)	1.758%	(309,771)	(172,586)	(137,185)
Bank of America	03/20/16	1,300	0.25%	France (Govt of)	1.758%	(82,185)	(46,345)	(35,840)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Credit default swap agreements outstanding at September 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at September 30, 2011(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (cont’d.)
Bank of America	09/20/16	$800	1.00%	People’s Republic of China	1.945%	$(34,545)	$(43)	$(34,502)
Barclays Bank PLC	06/20/15	500	1.00%	Federal Republic of Brazil	1.714%	(13,162)	(3,148)	(10,014)
Barclays Bank PLC	12/20/15	2,200	0.25%	France (Govt of)	1.717%	(128,443)	(35,698)	(92,745)
Barclays Bank PLC	03/20/12	600	1.00%	Goldman Sachs Group, Inc.	3.079%	(4,983)	(76)	(4,907)
Barclays Bank PLC	04/20/14	2,000	3.43%	Russian Federation	2.650%	72,928	—	72,928
Barclays Bank PLC	04/20/14	13,000	2.79%	United Mexican States	1.468%	598,196	—	598,196
BNP Paribas Bank	09/20/12	1,400	0.87%	Morgan Stanley	5.382%	(61,618)	—	(61,618)
Citigroup, Inc.	06/20/15	800	0.25%	France (Govt of)	1.647%	(39,685)	(13,899)	(25,786)
Citigroup, Inc.	06/20/16	1,200	0.25%	France (Govt of)	1.794%	(81,632)	(49,693)	(31,939)
Citigroup, Inc.	12/20/16	2,200	0.25%	France (Govt of)	1.870%	(169,648)	(170,426)	778
Citigroup, Inc.	03/20/16	1,700	1.00%	People’s Republic of China	1.866%	(62,186)	15,674	(77,860)
Citigroup, Inc.	09/20/16	100	1.00%	People’s Republic of China	1.945%	(4,382)	(99)	(4,283)
Citigroup, Inc.	12/20/16	400	1.00%	People’s Republic of China	1.979%	(18,657)	(15,356)	(3,301)
Citigroup, Inc.	12/20/20	800	2.95%	State of California	2.539%	31,503	—	31,503
Citigroup, Inc.	03/20/21	1,000	2.76%	State of California	2.555%	26,238	—	26,238
Citigroup, Inc.	06/20/15	300	1.00%	United Kingdom Treasury	0.733%	2,769	1,653	1,116
Citigroup, Inc.	06/20/15	100	1.00%	United Kingdom Treasury	0.733%	923	578	345
Citigroup, Inc.	06/20/16	400	1.00%	United Kingdom Treasury	0.876%	2,279	4,778	(2,499)
Citigroup, Inc.	06/20/16	300	1.00%	United Kingdom Treasury	0.876%	1,710	3,584	(1,874)
Credit Suisse First Boston	12/20/16	500	1.00%	People’s Republic of China	1.979%	(23,322)	(19,195)	(4,127)
Credit Suisse First Boston	12/20/15	1,800	1.00%	United Kingdom Treasury	0.796%	14,410	34,389	(19,979)
Deutsche Bank AG	09/20/16	100	1.00%	Australian Government	0.976%	167	1,472	(1,305)
Deutsche Bank AG	12/20/16	1,100	1.00%	Australian Government	0.999%	488	2,576	(2,088)
Deutsche Bank AG	06/20/20	600	1.00%	Federal Republic of Brazil	2.220%	(56,659)	(17,107)	(39,552)
Deutsche Bank AG	06/20/16	2,200	1.00%	People’s Republic of China	1.908%	(88,503)	23,589	(112,092)
Deutsche Bank AG	09/20/12	2,500	1.00%	Petrobras Intl. Finance Corp.	1.061%	(594)	(13,947)	13,353
Deutsche Bank AG	09/20/12	100	1.00%	Petrobras Intl. Finance Corp.	1.061%	(24)	(558)	534
Deutsche Bank AG	05/20/14	6,000	3.56%	Russian Federation	2.666%	224,350	—	224,350
Deutsche Bank AG	06/20/14	3,300	2.98%	Russian Federation	2.680%	58,319	—	58,319
Deutsche Bank AG	03/20/21	1,200	2.82%	State of Illinois	2.757%	6,904	—	6,904
Deutsche Bank AG	06/20/15	1,300	1.00%	United Kingdom Treasury	0.733%	11,998	8,491	3,507
Deutsche Bank AG	06/20/15	1,000	1.00%	United Kingdom Treasury	0.733%	9,230	3,375	5,855

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Credit default swap agreements outstanding at September 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at September 30, 2011(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (cont’d.)
Deutsche Bank AG	06/20/15	$500	1.00%	United Kingdom Treasury	0.733%	$4,615	$2,731	$1,884
Deutsche Bank AG	06/20/15	500	1.00%	United Kingdom Treasury	0.733%	4,615	3,088	1,527
Deutsche Bank AG	12/20/15	2,200	1.00%	United Kingdom Treasury	0.796%	17,613	38,993	(21,380)
Deutsche Bank AG	04/20/14	2,000	2.83%	United Mexican States	1.468%	94,412	—	94,412
Goldman Sachs & Co.	09/20/15	8,200	1.00%	Australian Government	0.869%	56,085	140,179	(84,094)
Goldman Sachs & Co.	06/20/16	200	1.00%	Australian Government	0.950%	524	4,458	(3,934)
Goldman Sachs & Co.	12/20/16	4,700	0.25%	Federal Republic of Germany	1.870%	(204,865)	(205,810)	945
Goldman Sachs & Co.	12/20/16	4,800	0.25%	France (Govt of)	1.870%	(370,140)	(370,773)	633
Goldman Sachs & Co.	12/20/15	1,400	1.00%	Japan Gov’t. Series 55	1.327%	(17,223)	25,195	(42,418)
HSBC Bank USA	06/20/16	100	1.00%	Japan Gov’t. Series 55	1.400%	(1,734)	(5)	(1,729)
JPMorgan Chase & Co.	12/20/16	100	1.00%	People’s Republic of China	1.979%	(4,662)	(4,729)	67
Morgan Stanley	06/20/16	600	1.00%	Australian Government	0.950%	1,570	13,235	(11,665)
Morgan Stanley	12/20/16	300	1.00%	Australian Government	0.999%	133	852	(719)
Morgan Stanley	12/20/15	600	1.00%	BP Capital Markets America	1.249%	(10,626)	(11,311)	685
Morgan Stanley	03/20/21	1,100	1.40%	Commonwealth of Pennsylvania	1.528%	(5,367)	—	(5,367)
Morgan Stanley	03/20/16	200	1.00%	Japan Gov’t. Series 55	1.366%	(2,965)	(1,242)	(1,723)
Morgan Stanley	12/20/16	700	1.00%	People’s Republic of China	1.979%	(32,651)	(26,873)	(5,778)
Morgan Stanley	09/20/12	2,000	1.00%	Petrobras Intl. Finance Corp.	1.061%	(1,939)	(5,860)	3,921
Morgan Stanley	06/20/16	1,300	1.35%	State of California	2.134%	(35,174)	—	(35,174)
Morgan Stanley	03/20/21	1,200	2.15%	State of California	2.555%	(18,931)	—	(18,931)
Morgan Stanley	06/20/21	1,700	2.15%	State of California	2.571%	(28,301)	(194)	(28,107)
Morgan Stanley	06/20/15	900	2.87%	State of Illinois	2.757%	7,944	—	7,944
Morgan Stanley	06/20/15	4,500	1.00%	United Kingdom Treasury	0.733%	41,534	15,187	26,347
Morgan Stanley	09/20/16	2,100	1.00%	United Kingdom Treasury	0.910%	9,575	15,883	(6,308)
Royal Bank of Scotland Group PLC	09/20/16	100	1.00%	Australian Government	0.976%	166	1,399	(1,233)
Royal Bank of Scotland Group PLC	06/20/15	500	1.00%	Federal Republic of Brazil	1.714%	(13,163)	(7,058)	(6,105)
Royal Bank of Scotland Group PLC	06/20/16	2,700	1.00%	People’s Republic of China	1.908%	(106,895)	27,727	(134,622)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Credit default swap agreements outstanding at September 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(4)		Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at September 30, 2011(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (cont’d.)
Royal Bank of Scotland Group PLC	12/20/16		$2,300	1.00%	People’s Republic of China	1.979%	$(107,272)	$(92,610)	$(14,662)
Royal Bank of Scotland Group PLC	06/20/16	EUR	2,600	0.25%	U.S. Treasury Note	0.588%	(36,084)	(41,048)	4,964
Royal Bank of Scotland Group PLC	06/20/16	EUR	1,200	0.25%	U.S. Treasury Note	0.588%	(16,654)	(18,098)	1,444
UBS AG	06/20/15		400	1.00%	Australian Government	0.846%	2,389	5,594	(3,205)
UBS AG	09/20/16		700	1.00%	Australian Government	0.976%	1,043	12,264	(11,221)
UBS AG	09/20/16		700	1.00%	Australian Government	0.976%	1,044	10,301	(9,257)
UBS AG	09/20/16		400	1.00%	Australian Government	0.976%	664	5,693	(5,029)
UBS AG	03/20/16		2,200	1.00%	Japan Gov’t. Series 55	1.366%	(32,615)	(8,992)	(23,623)
UBS AG	12/20/15		3,500	1.00%	People’s Republic of China	1.819%	(115,191)	62,503	(177,694)
UBS AG	06/20/16	EUR	1,300	0.25%	U.S. Treasury Note	0.588%	(18,041)	(20,413)	2,372

							$(1,066,051)	$(882,760)	$(183,291)

The Portfolio entered into credit default swap agreements on corporate issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps – Buy Protection(2):
Bank of America	12/20/12	$1,100	0.62%	Autozone, Inc.	$(6,215)	$—	$(6,215)
Bank of America	06/20/16	1,400	0.87%	Autozone, Inc.	(14,844)	—	(14,844)
Bank of America	03/20/14	1,000	1.39%	Liberty Mutual Group	25,161	—	25,161
Bank of America	09/20/15	1,000	0.99%	Marsh & McLennan Cos. Inc.	(10,093)	—	(10,093)
Bank of America	06/20/18	600	1.49%	Starwood Hotels & Resort	57,391	—	57,391
Bank of America	09/20/12	200	0.34%	UST, Inc.	(438)	—	(438)
Bank of America	06/20/12	100	0.91%	XStrata Canada Corp.	(463)	—	(463)
Barclays Bank PLC	06/20/13	100	1.00%	Embarq Corp.	951	(828)	1,779
Barclays Bank PLC	06/20/15	300	2.93%	Health Care REIT	(3,432)	—	(3,432)
Barclays Bank PLC	06/20/13	500	1.45%	Rexam PLC	(6,863)	—	(6,863)
BNP Paribas Bank	03/20/15	2,500	3.00%	Banco Santander SA	846	20,612	(19,766)
Citigroup, Inc.	09/20/17	900	1.00%	Cytec Industries, Inc.	72,261	59,995	12,266
Citigroup, Inc.	12/20/16	1,000	1.91%	Masco Corp.	135,541	—	135,541
Citigroup, Inc.	06/20/18	1,000	0.69%	Pearson	15,328	—	15,328
Citigroup, Inc.	09/20/13	100	0.59%	Sealed Air Corp.	2,105	—	2,105
Citigroup, Inc.	06/20/13	1,000	1.17%	Vivendi	(2,372)	—	(2,372)
Deutsche Bank AG	06/20/16	1,000	0.72%	Autozone, Inc.	(3,632)	—	(3,632)
Deutsche Bank AG	09/20/16	100	0.51%	Goodrich (BF) Co.	(567)	—	(567)
Deutsche Bank AG	06/20/17	300	1.00%	J.C. Penney Corp.	34,058	14,399	19,659
Deutsche Bank AG	12/20/14	660	1.00%	Jones Apparel Group	44,555	13,459	31,096

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Credit default swap agreements outstanding at September 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps – Buy Protection(2) (cont’d.)
Deutsche Bank AG	03/20/15	$800	5.00%	New York Times Co.	$(52,112)	$(46,695)	$(5,417)
Deutsche Bank AG	03/20/12	100	0.42%	Southwest Airlines Co.	96	—	96
Deutsche Bank AG	06/20/18	2,400	0.84%	Spectra Energy Capital	69,897	—	69,897
Goldman Sachs & Co.	06/20/17	250	0.58%	Cardinal Health, Inc.	2,396	—	2,396
Goldman Sachs & Co.	03/20/13	1,300	1.00%	Hanson Ltd.	18,509	(870)	19,379
Goldman Sachs & Co.	09/20/17	500	3.55%	Limited Brands, Inc.	(20,431)	—	(20,431)
Merrill Lynch & Co.	12/20/17	1,900	1.37%	American General Finance Corp.	616,885	—	616,885
Merrill Lynch & Co.	03/20/12	100	0.23%	CSX Corp.	(31)	—	(31)
Merrill Lynch & Co.	12/20/11	100	0.28%	Orix Corp.	357	—	357
Merrill Lynch & Co.	04/15/20	300	1.95%	Race Point CLO	68,104	688	67,416
Merrill Lynch & Co.	04/15/20	300	4.03%	Race Point CLO	84,375	1,473	82,902
Merrill Lynch & Co.	12/15/19	300	1.88%	Saratoga CLO, Ltd.	89,366	1,453	87,913
Morgan Stanley	03/20/13	1,000	0.62%	Computer Sciences Corp.	7,915	—	7,915
Morgan Stanley	12/20/12	500	0.14%	Dow Jones CDX NA IG 5 7Y	3,884	—	3,884
Morgan Stanley	09/20/14	1,400	5.00%	Macy’s Retail Holdings, Inc.	(161,281)	(86,034)	(75,247)
Royal Bank of Scotland Group PLC	12/20/17	2,000	1.30%	American General Finance Corp.	653,474	—	653,474

					$1,720,681	$(22,348)	$1,743,029

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Traded on a registered commodity exchange.

# Notional amount is shown in U.S. dollars unless otherwise stated.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Total return swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America	02/29/12	$382	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA -1bps.	$—	$—	$—
Bank of America	04/30/12	424	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA -4bps.	—	—	—
Bank of America	10/31/11	4,029	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA -6bps.	(13,985)	—	(13,985)
Barclays Bank PLC	01/31/13	7	Pay $15.65 strike price and receive variance based on ICI Gasoline vs. Brent Crude	(20)	—	(20)
Barclays Bank PLC	01/31/13	2	Pay $19.90 strike price and receive variance based on Euro Jet CIF NWE vs. Brent Crude	32	—	32
Barclays Bank PLC	01/31/13	6	Pay $4.15 strike price and receive variance based on EUROBOB Gasoline vs. Brent Crude	(47)	—	(47)
Barclays Bank PLC	01/31/13	8	Pay $7.635 strike price and receive variance based on NWE 1% Fuel Oil vs. Brent Crude	112	—	112
Barclays Bank PLC	11/07/11	31,190	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(645,083)	—	(645,083)
Barclays Bank PLC	11/07/11	24,340	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(491,368)	—	(491,368)
Barclays Bank PLC	01/31/13	24	Receive variance based on Dated Brent Crude vs. ICE Crude	(94)	—	(94)
Credit Suisse First Boston	01/31/12	5,491	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA -10bps.	(32,687)	—	(32,687)
Credit Suisse First Boston	08/31/12	4,580	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA.	—	—	—
Deutsche Bank AG	02/18/12	910	Pay $0.03861 strike and receive variance based GOLDLNPM	(59,784)	—	(59,784)
Deutsche Bank AG	11/17/11	160	Pay $0.1936 strike and receive variance based Nov 11 WIT Crude future	(18,323)	—	(18,323)
Deutsche Bank AG	11/17/11	20	Pay $0.19625 strike and receive variance based Nov 11 WIT Crude future	(504)	—	(504)
Deutsche Bank AG	11/17/11	220	Pay $0.235225 strike and receive variance based Nov 11 WIT Crude future	(1,599)	—	(1,599)
Deutsche Bank AG	01/29/12	300	Pay $1,574.45 strike and receive variance based Jan 12 Platinum future	(154)	—	(154)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Total return swap agreements outstanding at September 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	10/29/11	$160	Pay $1,677 strike and receive variance based Dec 11 Gold future	$(88)	$—	$(88)
Deutsche Bank AG	12/29/11	140	Pay $1,711.30 strike and receive variance based Dec 11 Gold future	(125)	—	(125)
Deutsche Bank AG	12/31/19	24	Pay $7.20 strike and receive variance on Dec 2019 Natural Gas future	(93)	—	(93)
Goldman Sachs & Co.	11/01/11	300	Pay $0.070225 strike and receive variance based GOLDLNPM	(18,214)	—	(18,214)
Goldman Sachs & Co.	11/07/11	200	Pay $0.10401 strike and receive variance based GOLDLNPM	(2,681)	—	(2,681)
Morgan Stanley	11/07/11	16,970	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(359,305)	—	(359,305)

				$(1,644,010)	$—	$(1,644,010)

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$65,434,602	$—	$—
Common Stocks	926,668,402	457,548,393	154,334
Exchange Traded Funds	268,272,268	—	—
Preferred Stocks	5,930,694	—	—
Rights	17,110	—	—
Asset-Backed Securities	—	36,803,229	2,505,429
Bank Loans	—	8,044,134	—
Certificates of Deposit	—	2,798,377	—
Commercial Mortgage-Backed Securities	—	22,406,374	—
Corporate Bonds	—	369,191,654	—
Foreign Government Bonds	—	177,275,858	—
Municipal Bonds	—	22,885,356	—
Residential Mortgage-Backed Securities	—	83,080,404	—
U.S. Government Agency Obligations	—	8,333,616	—
U.S. Government Mortgage-Backed Securities	—	225,987,560	—
U.S. Treasury Obligations	—	516,913,999	—
Affiliated Money Market Mutual Fund	469,583,326	—	—
Repurchase Agreements	—	48,800,000	—
Options Purchased	121,270	4,830	50,821
Options Written	(184,790)	(1,964,767)	(590,043)
Short Sales – U.S. Government Mortgage-Backed Obligations	—	(66,678,028)	—
Other Financial Instruments*

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Level 1	Level 2	Level 3
Futures	(1,716,787)	—	—
Foreign Forward Currency Contracts	—	7,777,720	—
Interest Rate Swaps	—	(2,069,298)	71,607
Credit Default Swaps	—	882,733	150,318
Total Return Swaps	—	(1,611,323)	(32,687)

Total	$1,734,126,095	$1,916,410,821	$2,309,779

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2011 categorized by risk exposure:

Derivative Fair Value at 9/30/11
Credit contracts	$700,118
Equity contracts	(3,176,863)
Foreign exchange contracts	7,629,588
Interest rate contracts	(3,729,173)
Commodity contracts	(516,956)

Total	$906,714

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The)	50,000	$360,000

Aerospace & Defense — 1.8%
General Dynamics Corp.	12,200	694,058
Northrop Grumman Corp.	45,300	2,362,848

		3,056,906

Agriculture — 2.4%
Bunge Ltd. (Bermuda)	29,300	1,707,897
Lorillard, Inc.	17,500	1,937,250
Reynolds American, Inc.	12,800	479,744

		4,124,891

Airlines — 0.7%
Delta Air Lines, Inc.*	161,000	1,207,500

Automobile Manufacturers — 1.5%
Ford Motor Co.*	103,700	1,002,779
General Motors Co.*(a)	78,200	1,578,076

		2,580,855

Automotive Parts & Equipment — 1.4%
Lear Corp.	35,000	1,501,500
TRW Automotive Holdings Corp.*	26,300	860,799

		2,362,299

Banks — 3.1%
Citigroup, Inc.	185,900	4,762,758
PNC Financial Services Group, Inc.	7,800	375,882
Regions Financial Corp.(a)	46,100	153,513

		5,292,153

Beverages — 0.9%
Constellation Brands, Inc. (Class A Stock)*	83,700	1,506,600

Biotechnology — 2.5%
Amgen, Inc.	29,700	1,632,015
Gilead Sciences, Inc.*	66,100	2,564,680

		4,196,695

Chemicals — 1.4%
Dow Chemical Co. (The)	36,700	824,282
Huntsman Corp.	17,500	169,225
LyondellBasell Industries NV (Netherlands) (Class A Stock)	58,000	1,416,940

		2,410,447

Commercial Services — 1.3%
Moody’s Corp.(a)	41,600	1,266,720
Visa, Inc. (Class A Stock)	11,200	960,064

		2,226,784

Computer Hardware — 2.7%
Dell, Inc.*	108,400	1,533,860
Hewlett-Packard Co.	139,500	3,131,775

		4,665,635

Conglomerates — 1.5%
Altria Group, Inc.	95,500	2,560,355

Consumer Products & Services — 1.9%
Procter & Gamble Co. (The)(a)	52,000	3,285,360

Diversified Manufacturing — 0.9%
Ingersoll-Rand PLC (Ireland)	40,600	1,140,454

	Shares	Value
COMMON STOCKS (Continued)
Diversified Manufacturing (cont’d.)
Parker Hannifin Corp.	6,000	$378,780

		1,519,234

Electric — 4.9%
AES Corp. (The)*	57,400	560,224
American Electric Power Co., Inc.	40,600	1,543,612
CMS Energy Corp.(a)	56,900	1,126,051
DTE Energy Co.	41,200	2,019,624
Edison International	11,100	424,575
NV Energy, Inc.	92,000	1,353,320
TECO Energy, Inc.(a)	72,900	1,248,777

		8,276,183

Electronic Components & Equipment — 3.4%
General Electric Co.	334,500	5,097,780
Tyco International Ltd. (Switzerland)	15,900	647,925

		5,745,705

Financial – Bank & Trust — 2.3%
Bank of America Corp.	132,300	809,676
Wells Fargo & Co.	125,700	3,031,884

		3,841,560

Financial Services — 3.7%
JPMorgan Chase & Co.	176,500	5,316,180
Legg Mason, Inc.	40,900	1,051,539

		6,367,719

Food — 3.3%
ConAgra Foods, Inc.	43,700	1,058,414
Kroger Co. (The)	84,500	1,855,620
Safeway, Inc.	14,200	236,146
Smithfield Foods, Inc.*(a)	33,100	645,450
Tyson Foods, Inc. (Class A Stock)	100,800	1,749,888

		5,545,518

Gas — 1.5%
Atmos Energy Corp.	39,000	1,265,550
CenterPoint Energy, Inc.	66,400	1,302,768

		2,568,318

Healthcare Products — 3.3%
Johnson & Johnson	87,600	5,580,996

Healthcare Providers & Services — 4.9%
Aetna, Inc.	14,800	537,980
Health Net, Inc.*	31,000	735,010
UnitedHealth Group, Inc.	72,700	3,352,924
WellPoint, Inc.	57,300	3,740,544

		8,366,458

Home Builders — 0.7%
NVR, Inc.*	2,100	1,268,358

Insurance — 3.5%
ACE Ltd. (Switzerland)	24,500	1,484,700
Berkshire Hathaway, Inc. (Class B Stock)*	15,200	1,079,808
Chubb Corp. (The)	11,400	683,886
Travelers Cos., Inc. (The)	53,100	2,587,563
XL Group PLC (Ireland)	9,800	184,240

		6,020,197

Media — 5.2%
CBS Corp. (Class B Stock)	22,700	462,626

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Comcast Corp. (Class A Stock)	165,000	$3,448,500
DIRECTV (Class A Stock)*(a)	30,900	1,305,525
Gannett Co., Inc.	86,500	824,345
McGraw-Hill Cos., Inc. (The)(a)	21,600	885,600
Time Warner Cable, Inc.	30,000	1,880,100

		8,806,696

Metals & Mining — 0.7%
Alcoa, Inc.	133,100	1,273,767

Movies & Entertainment — 1.0%
Viacom, Inc. (Class B Stock)	42,300	1,638,702

Oil & Gas — 14.9%
Anadarko Petroleum Corp.	32,600	2,055,430
BP PLC (United Kingdom), ADR(a)	50,000	1,803,500
Chevron Corp.	52,800	4,885,056
ConocoPhillips	85,200	5,394,864
Devon Energy Corp.	34,100	1,890,504
Exxon Mobil Corp.	29,200	2,120,796
Marathon Oil Corp.	93,200	2,011,256
Marathon Petroleum Corp.	61,100	1,653,366
Nexen, Inc. (Canada)	65,600	1,016,144
Tesoro Corp.*(a)	35,800	697,026
Transocean Ltd. (Switzerland)	28,800	1,374,912
Valero Energy Corp.	21,400	380,492

		25,283,346

Pharmaceuticals — 7.4%
AstraZeneca PLC (United Kingdom), ADR(a)	62,300	2,763,628
Merck & Co., Inc.	95,100	3,110,721
Pfizer, Inc.	384,000	6,789,120

		12,663,469

Retail — 3.1%
Big Lots, Inc.*	29,000	1,010,070
GameStop Corp. (Class A Stock)*(a)	22,900	528,990
Home Depot, Inc. (The)	20,000	657,400
Limited Brands, Inc.	18,300	704,733
Lowe’s Cos., Inc.	84,800	1,640,032
Target Corp.	13,900	681,656

		5,222,881

Retail & Merchandising — 0.6%
Foot Locker, Inc.	51,400	1,032,626

Semiconductors — 2.6%
Advanced Semiconductor Engineering, Inc. (Taiwan), ADR	122,080	515,180
Applied Materials, Inc.	83,100	860,085
Intel Corp.	124,700	2,659,851
Lam Research Corp.*	12,700	482,346

		4,517,462

Software — 0.3%
Microsoft Corp.	19,600	487,844

	Shares	Value
COMMON STOCKS (Continued)
Telecommunications — 6.4%
AT&T, Inc.	131,600	$3,753,232
CenturyLink, Inc.	68,600	2,272,032
Cisco Systems, Inc.	159,600	2,472,204
Corning, Inc.	155,200	1,918,272
Motorola Solutions, Inc.	10,700	448,330

		10,864,070

Transportation — 0.5%
CSX Corp.	19,600	365,932
Union Pacific Corp.	5,100	416,517

		782,449

TOTAL LONG-TERM INVESTMENTS (cost $184,646,537)		167,510,038

SHORT-TERM INVESTMENT — 7.9% AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $13,499,177; includes $13,498,909 of cash collateral for securities on loan)(b)(w)	13,499,177	13,499,177

TOTAL INVESTMENTS — 106.3%
(cost $198,145,714)		181,009,215
Liabilities in excess of other assets — (6.3)%		(10,804,076)

NET ASSETS — 100.0%		$170,205,139

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,838,682; cash collateral of $13,498,909 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$167,510,038	$—	$—
Affiliated Money Market Mutual Fund	13,499,177	—	—

Total	$181,009,215	$—	$—

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS
Advertising
Interpublic Group of Cos., Inc. (The)	2,821	$20,311

Aerospace — 3.3%
General Dynamics Corp.	34,906	1,985,802
Lockheed Martin Corp.	844	61,308
Northrop Grumman Corp.	41,938	2,187,486
Raytheon Co.	2,722	111,248
United Technologies Corp.	44,128	3,104,846

		7,450,690

Apparel — 0.9%
VF Corp.(a)	16,261	1,976,037

Automobile Manufacturers — 0.5%
Ford Motor Co.*	124,128	1,200,318

Automotive Parts — 0.5%
TRW Automotive Holdings Corp.*	34,800	1,139,004

Beverages — 1.8%
Coca-Cola Co. (The)	18,261	1,233,713
Coca-Cola Enterprises, Inc.	22,855	568,632
Constellation Brands, Inc. (Class A Stock)*	1,830	32,940
Dr. Pepper Snapple Group, Inc.	54,697	2,121,150
PepsiCo, Inc.	2,954	182,853

		4,139,288

Biotechnology — 1.8%
Amgen, Inc.	34,679	1,905,611
Biogen Idec, Inc.*	22,900	2,133,135
United Therapeutics Corp.*	1,991	74,643

		4,113,389

Cable Television — 1.1%
Comcast Corp. (Class A Stock)	114,438	2,391,754

Chemicals — 2.0%
CF Industries Holdings, Inc.	8,162	1,007,109
Monsanto Co.	30,227	1,814,829
OM Group, Inc.*	1,478	38,384
PPG Industries, Inc.	22,767	1,608,716

		4,469,038

Commercial Services — 1.0%
Convergys Corp.*	49,084	460,408
Education Management Corp.*(a)	3,645	54,092
Global Payments, Inc.	2,137	86,313
H&R Block, Inc.	107,027	1,424,529
Towers Watson & Co. (Class A Stock)	5,081	303,742

		2,329,084

Computer Hardware — 6.7%
Apple, Inc.*	15,654	5,966,992
Dell, Inc.*	156,075	2,208,461
International Business Machines Corp.	33,079	5,789,817
Western Digital Corp.*	39,524	1,016,557

		14,981,827

Computer Services & Software — 4.2%
Accenture PLC (Ireland) (Class A Stock)	35,620	1,876,462
Cadence Design Systems, Inc.*	3,825	35,343
Computer Sciences Corp.	29,609	795,002
Intuit, Inc.	7,335	347,972
Lexmark International, Inc. (Class A Stock)*(a)	3,044	82,279

	Shares	Value
COMMON STOCKS (Continued)
Computer Services & Software (cont’d.)
Microsoft Corp.	231,660	$5,766,017
Research In Motion Ltd. (Canada)*	4,608	93,542
Synopsys, Inc.*	16,476	401,355

		9,397,972

Conglomerates — 1.4%
Philip Morris International, Inc.	49,271	3,073,526

Construction — 0.2%
KBR, Inc.	15,950	376,898

Consumer Products & Services — 5.8%
Johnson & Johnson	83,204	5,300,927
Kimberly-Clark Corp.	23,298	1,654,392
Procter & Gamble Co. (The)	62,189	3,929,101
Reynolds American, Inc.(a)	56,336	2,111,473
Whirlpool Corp.(a)	1,389	69,326

		13,065,219

Diversified Financial Services — 1.7%
American Express Co.	27,998	1,257,110
CME Group, Inc.	1,516	373,542
Janus Capital Group, Inc.	16,903	101,418
Legg Mason, Inc.	64,374	1,655,056
NASDAQ OMX Group, Inc. (The)*	16,262	376,303

		3,763,429

Educational Services — 0.6%
ITT Educational Services, Inc.*(a)	24,661	1,419,980

Electric — 1.2%
American Electric Power Co., Inc.	3,773	143,449
FirstEnergy Corp.	49,720	2,232,925
Public Service Enterprise Group, Inc.	6,942	231,655

		2,608,029

Electronic Components & Equipment — 4.1%
Emerson Electric Co.	16,555	683,887
Garmin Ltd. (Switzerland)	401	12,740
General Electric Co.	288,266	4,393,174
Parker Hannifin Corp.	24,911	1,572,631
TE Connectivity Ltd. (Switzerland)	53,159	1,495,894
Vishay Intertechnology, Inc.*(a)	111,774	934,431

		9,092,757

Energy Services — 0.7%
Integrys Energy Group, Inc.	31,539	1,533,426

Engineering & Construction — 1.0%
Fluor Corp.(a)	22,970	1,069,254
URS Corp.*	36,823	1,092,170

		2,161,424

Entertainment & Leisure — 0.7%
Penn National Gaming, Inc.*	8,834	294,084
Polaris Industries, Inc.(a)	24,052	1,201,878

		1,495,962

Financial – Bank & Trust — 2.6%
Bank of America Corp.	14,248	87,198
Citigroup, Inc.	1	26
U.S. Bancorp	90,238	2,124,203
Wells Fargo & Co.	148,875	3,590,865

		5,802,292

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Financial Services — 2.1%
Bank of New York Mellon Corp. (The)	127,184	$2,364,351
JPMorgan Chase & Co.	74,502	2,244,000

		4,608,351

Food — 2.4%
H.J. Heinz Co.	2,368	119,537
Hershey Co. (The)(a)	34,623	2,051,067
Sara Lee Corp.	24,663	403,240
Smithfield Foods, Inc.*	53,416	1,041,612
Tyson Foods, Inc. (Class A Stock)	96,397	1,673,452

		5,288,908

Food & Staples Retailing — 0.1%
SUPERVALU, Inc.	17,118	114,006

Healthcare Products — 0.5%
Zimmer Holdings, Inc.*	20,660	1,105,310

Healthcare Services — 2.6%
Humana, Inc.	26,000	1,890,980
Magellan Health Services, Inc.*	8,822	426,103
UnitedHealth Group, Inc.	60,700	2,799,484
WellCare Health Plans, Inc.*	8,366	317,741
WellPoint, Inc.	6,593	430,391

		5,864,699

Hotels & Motels — 0.1%
Wyndham Worldwide Corp.	8,475	241,622

Insurance — 4.2%
ACE Ltd. (Switzerland)	38,658	2,342,675
Allied World Assurance Co. Holdings AG (Switzerland)	11,786	633,026
American Financial Group, Inc.	53,656	1,667,092
Berkshire Hathaway, Inc. (Class B Stock)*	10,639	755,795
Hartford Financial Services Group, Inc. (The)(a)	37,167	599,875
Principal Financial Group, Inc.(a)	93,620	2,122,365
Sun Life Financial, Inc. (Canada)	50,601	1,203,798

		9,324,626

Internet Services — 2.3%
AOL, Inc.*	51,168	614,016
Cisco Systems, Inc.	25,930	401,656
eBay, Inc.*	1,113	32,822
Expedia, Inc.(a)	55,701	1,434,301
Google, Inc. (Class A Stock)*	3,662	1,883,660
IAC/InterActiveCorp*(a)	372	14,713
Symantec Corp.*	52,105	849,312

		5,230,480

Machinery & Equipment — 0.1%
Sauer-Danfoss, Inc.*	8,562	247,442

Media — 2.3%
CBS Corp. (Class B Stock)	81,080	1,652,410
DIRECTV (Class A Stock)*(a)	29,015	1,225,884
Time Warner, Inc.	75,784	2,271,246

		5,149,540

Medical Supplies & Equipment — 0.6%
Becton, Dickinson and Co.	18,617	1,364,998

Metals & Mining — 2.2%
Alcoa, Inc.	18,516	177,198
Caterpillar, Inc.	14,069	1,038,855

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Freeport-McMoRan Copper & Gold, Inc.	75,306	$2,293,068
Newmont Mining Corp.	22,471	1,413,426

		4,922,547

Miscellaneous Manufacturing — 0.2%
Eaton Corp.	14,003	497,106

Oil & Gas — 12.2%
Chevron Corp.	63,964	5,917,949
Complete Production Services, Inc.*(a)	8,434	158,981
ConocoPhillips	58,876	3,728,028
Exxon Mobil Corp.	117,154	8,508,895
Helix Energy Solutions Group, Inc.*	48,834	639,725
Marathon Oil Corp.	50,643	1,092,876
National Oilwell Varco, Inc.	6,317	323,557
Occidental Petroleum Corp.	26,359	1,884,668
SEACOR Holdings, Inc.(a)	16,418	1,316,888
Tesoro Corp.*(a)	28,635	557,523
Transocean Ltd. (Switzerland)	22,972	1,096,683
Valero Energy Corp.	110,418	1,963,232
W&T Offshore, Inc.(a)	8,554	117,703

		27,306,708

Paper & Forest Products — 0.8%
Domtar Corp.	24,529	1,672,142
International Paper Co.	7,744	180,048

		1,852,190

Pharmaceuticals — 5.6%
Abbott Laboratories	50,954	2,605,788
Bristol-Myers Squibb Co.(a)	57,550	1,805,919
Eli Lilly & Co.	76,156	2,815,487
Merck & Co., Inc.	48,914	1,599,977
Pfizer, Inc.	204,059	3,607,763

		12,434,934

Railroads — 0.3%
CSX Corp.	41,207	769,335

Real Estate Investment Trusts — 0.8%
Public Storage	3,018	336,054
Rayonier, Inc.	16,085	591,767
Simon Property Group, Inc.(a)	7,434	817,591

		1,745,412

Restaurants — 0.4%
McDonald’s Corp.	9,700	851,854

Retail — 1.9%
Best Buy Co., Inc.	43,271	1,008,214
Brinker International, Inc.	4,382	91,671
Darden Restaurants, Inc.(a)	4,652	198,873
Dillard’s, Inc. (Class A Stock)	17,107	743,812
GameStop Corp. (Class A Stock)*(a)	84,045	1,941,440
PetSmart, Inc.	5,620	239,693

		4,223,703

Retail & Merchandising — 3.0%
Cash America International, Inc.(a)	35,191	1,800,372
Home Depot, Inc. (The)	39,158	1,287,123
Macy’s, Inc.(a)	19,653	517,268
Walgreen Co.	60,577	1,992,378
Wal-Mart Stores, Inc.	5,444	282,544

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Retail & Merchandising (cont’d.)
Williams-Sonoma, Inc.	24,480	$753,739

		6,633,424

Semiconductors — 3.0%
Applied Materials, Inc.	2,609	27,003
Intel Corp.	190,092	4,054,662
LSI Corp.*	281,203	1,456,632
Micron Technology, Inc.*	85,333	430,078
Teradyne, Inc.*(a)	76,727	844,764

		6,813,139

Software — 0.9%
Activision Blizzard, Inc.	15,100	179,690
Oracle Corp.	65,670	1,887,356

		2,067,046

Telecommunications — 4.5%
AT&T, Inc.	171,566	4,893,062
Motorola Solutions, Inc.	7,458	312,490
Telephone & Data Systems, Inc.	23,093	490,726
Verizon Communications, Inc.(a)	117,796	4,334,893

		10,031,171

Transportation — 1.1%
FedEx Corp.	14,738	997,468
United Parcel Service, Inc. (Class B Stock)(a)	22,229	1,403,761

		2,401,229

Utilities — 1.0%
Ameren Corp.	17,988	535,503
Entergy Corp.(a)	23,705	1,571,404
Exelon Corp.	3,494	148,879

		2,255,786

TOTAL LONG-TERM INVESTMENTS (cost $233,834,765)		221,347,220

SHORT-TERM INVESTMENTS — 15.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $34,471,220; includes $32,325,453 of cash collateral for securities on loan)(b)(w)	34,471,220	34,471,220

TOTAL INVESTMENTS — 114.4% (cost $268,305,985)		255,818,440
Liabilities in excess of other assets — (14.4)%		(32,138,735)

NET ASSETS — 100.0%		$223,679,705

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $30,851,945; cash collateral of $32,325,453 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential

Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$221,347,220	$—	$—
Affiliated Money Market Mutual Fund	34,471,220	—	—

Total	$255,818,440	$—	$—

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
AFFILIATED MUTUAL FUNDS
AST BlackRock Value Portfolio	44,056,944	$330,427,082
AST Federated Aggressive Growth Portfolio	2,895,993	20,590,510
AST Goldman Sachs Concentrated Growth Portfolio	13,465,538	326,000,681
AST Goldman Sachs Large-Cap Value Portfolio	8,282,709	110,739,822
AST Goldman Sachs Mid-Cap Growth Portfolio	4,592,027	20,113,078
AST Goldman Sachs Small-Cap Value Portfolio	1,727,868	15,360,751
AST High Yield Portfolio	21,729,085	147,540,488
AST International Growth Portfolio	32,761,150	304,678,696
AST International Value Portfolio	23,411,972	303,185,038
AST Jennison Large-Cap Growth Portfolio*	23,297,247	262,792,942
AST Jennison Large-Cap Value Portfolio	16,110,306	163,036,292
AST Large-Cap Value Portfolio	44,568,594	502,288,054
AST Lord Abbett Core Fixed-Income Portfolio	19,617,889	219,524,178
AST Marsico Capital Growth Portfolio	18,984,045	323,677,972
AST MFS Growth Portfolio	22,616,548	198,799,454
AST Mid-Cap Value Portfolio	3,382,043	34,260,095
AST Money Market Portfolio	121,903	121,903
AST Neuberger Berman Mid-Cap Growth Portfolio*	1,048,433	20,790,424
AST Parametric Emerging Markets Equity Portfolio	12,029,748	92,147,869
AST PIMCO Limited Maturity Bond Portfolio	4,227,771	44,307,041
AST PIMCO Total Return Bond Portfolio	118,400,984	1,390,027,552
AST Small-Cap Growth Portfolio*	1,757,575	31,952,713
AST Small-Cap Value Portfolio	3,334,831	36,549,744
AST T. Rowe Price Global Bond Portfolio	22,146	244,053
AST T. Rowe Price Large-Cap Growth Portfolio*	17,686,160	195,432,065
AST T. Rowe Price Natural Resources Portfolio	1,475,647	25,351,624
AST Western Asset Core Plus Bond Portfolio	51,801,879	547,027,843

TOTAL LONG-TERM INVESTMENTS (cost $5,954,562,491)(w)		5,666,967,964

SHORT-TERM INVESTMENT — 0.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $29,108,932)(w)	29,108,932	29,108,932

Value
TOTAL INVESTMENTS — 99.2% (cost $5,983,671,423)	$5,696,076,896
Other assets in excess of liabilities — 0.8%	43,120,169

NET ASSETS — 100.0%	$5,739,197,065

*	Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$5,696,076,896	$—	$—

Total	$5,696,076,896	$—	$—

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 65.3%
COMMON STOCKS — 23.2%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The)	103,000	$741,600

Aerospace & Defense — 0.6%
General Dynamics Corp.	22,000	1,251,580
Lockheed Martin Corp.	18,000	1,307,520
Raytheon Co.	20,000	817,400
United Technologies Corp.	36,477	2,566,522

		5,943,022

Airlines — 0.1%
Southwest Airlines Co.	111,000	892,440

Apparel — 0.1%
Coach, Inc.	22,000	1,140,260

Auto Parts & Equipment — 0.2%
Delphi Class B Interests	100	1,737,500
TRW Automotive Holdings Corp.*	8,000	261,840

		1,999,340

Automobile Manufacturers — 0.4%
Daimler AG (Germany)	36,618	1,628,561
Nissan Motor Co. Ltd. (Japan)	211,100	1,867,821

		3,496,382

Beverages — 0.2%
Coca-Cola Co. (The)	2,000	135,120
Coca-Cola Enterprises, Inc.	16,000	398,080
Constellation Brands, Inc. (Class A Stock)*	29,000	522,000
Dr. Pepper Snapple Group, Inc.	29,000	1,124,620

		2,179,820

Biotechnology — 0.6%
Amgen, Inc.	27,000	1,483,650
Biogen Idec, Inc.*	15,000	1,397,250
Myriad Genetics, Inc.*	21,000	393,540
Vertex Pharmaceuticals, Inc.*	44,376	1,976,507

		5,250,947

Chemicals — 0.5%
CF Industries Holdings, Inc.	8,000	987,120
Huntsman Corp.	50,000	483,500
LyondellBasell Industries NV (Netherlands) (Class A Stock)	41,000	1,001,630
Nitto Denko Corp. (Japan)	37,700	1,483,744
Rockwood Holdings, Inc.*	9,000	303,210

		4,259,204

Commercial Banks — 1.0%
Capital One Financial Corp.	16,000	634,080
Citigroup, Inc.	57,236	1,466,386
Goldman Sachs Group, Inc. (The)	16,641	1,573,407
ICICI Bank Ltd. (India), ADR	58,300	2,024,176
JPMorgan Chase & Co.	2,000	60,240
Lloyds Banking Group PLC (United Kingdom)*	2,982,451	1,601,148
UBS AG (Switzerland)*	141,738	1,621,280

		8,980,717

Commercial Services & Supplies — 0.7%
Apollo Group, Inc. (Class A Stock)*	27,000	1,069,470
Career Education Corp.*	28,000	365,400
Global Payments, Inc.	9,000	363,510

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
H&R Block, Inc.	73,000	$971,630
ITT Educational Services, Inc.*	13,000	748,540
Moody’s Corp.	10,000	304,500
Pharmaceutical Product Development, Inc.	23,000	590,180
SAIC, Inc.*	5,000	59,050
Total System Services, Inc.	66,000	1,117,380
Western Union Co. (The)	66,000	1,009,140

		6,598,800

Computer Services & Software — 1.0%
Activision Blizzard, Inc.	392,146	4,666,537
Autodesk, Inc.*	27,000	750,060
Microsoft Corp.	113,000	2,812,570
Symantec Corp.*	77,000	1,255,100

		9,484,267

Computers & Peripherals — 1.4%
Apple, Inc.*	13,359	5,092,184
Cadence Design Systems, Inc.*	78,000	720,720
Dell, Inc.*	96,000	1,358,400
EMC Corp.*	106,140	2,227,879
International Business Machines Corp.	5,000	875,150
Lexmark International, Inc. (Class A Stock)* .	29,000	783,870
Seagate Technology PLC (Ireland)	70,000	719,600
Spansion, Inc. (Class A Stock)*	23,323	285,007
Western Digital Corp.*	40,000	1,028,800

		13,091,610

Construction & Engineering — 0.3%
Chicago Bridge & Iron Co. NV (Netherlands)	11,000	314,930
Fluor Corp.	21,000	977,550
Foster Wheeler AG (Switzerland)*	66,400	1,181,256
KBR, Inc.	24,000	567,120

		3,040,856

Consumer Products & Services — 0.6%
Procter & Gamble Co. (The)	8,000	505,440
Reckitt Benckiser Group PLC (United Kingdom)	93,033	4,713,816

		5,219,256

Containers & Packaging
Sealed Air Corp.	9,000	150,300

Diversified Financial Services — 0.5%
Discover Financial Services	50,000	1,147,000
Man Group PLC (United Kingdom)	606,427	1,568,692
NASDAQ OMX Group, Inc. (The)*	50,000	1,157,000
TD Ameritrade Holding Corp.	61,000	897,005

		4,769,697

Electric — 0.3%
AES Corp. (The)*	100,000	976,000
Ameren Corp.	12,000	357,240
NRG Energy, Inc.*	51,000	1,081,710

		2,414,950

Electrical Equipment — 0.2%
Schneider Electric SA (France)	39,189	2,097,214

Electronic Components & Equipment — 0.3%
Nidec Corp. (Japan)	30,500	2,456,372

Electronic Equipment & Instruments — 0.1%
Vishay Intertechnology, Inc.*	71,000	593,560

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Entertainment & Leisure
Polaris Industries, Inc.	8,000	$399,760

Food & Staples Retailing
Safeway, Inc.	9,000	149,670

Foods — 0.2%
Kroger Co. (The)	55,000	1,207,800
Smithfield Foods, Inc.*	34,000	663,000

		1,870,800

Healthcare Products — 0.6%
Baxter International, Inc.	26,000	1,459,640
Johnson & Johnson	67,342	4,290,359

		5,749,999

Healthcare Providers & Services — 0.9%
Aetna, Inc.	34,000	1,235,900
AMERIGROUP Corp.*	9,000	351,090
CIGNA Corp.	28,000	1,174,320
Coventry Health Care, Inc.*	29,000	835,490
Health Management Associates, Inc. (Class A Stock)*	110,000	761,200
Humana, Inc.	6,000	436,380
Lincare Holdings, Inc.	18,000	405,000
McKesson Corp.	2,000	145,400
Tenet Healthcare Corp.*	36,000	148,680
UnitedHealth Group, Inc.	33,000	1,521,960
WellPoint, Inc.	21,000	1,370,880

		8,386,300

Holding Companies – Diversified
Leucadia National Corp.	12,000	272,160

Hotels & Motels — 0.1%
Superior Energy Services, Inc.*	33,000	865,920

Hotels, Restaurants & Leisure — 0.5%
Genting Singapore PLC (United Kingdom)*	1,492,000	1,732,422
Sands China Ltd. (Cayman Islands)*	1,141,600	2,670,975

		4,403,397

Household Durables — 0.1%
Tempur-Pedic International, Inc.*	20,000	1,052,200

Insurance — 0.3%
Assurant, Inc.	25,000	895,000
ING Groep NV (Netherlands), CVA*	221,948	1,565,585

		2,460,585

Internet Software & Services — 0.2%
Expedia, Inc.	5,000	128,750
Rackspace Hosting, Inc.*	6,000	204,840
TIBCO Software, Inc.*	48,000	1,074,720

		1,408,310

Machinery & Equipment — 0.3%
AGCO Corp.*	21,000	725,970
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. (China) (Class H Stock)	1,315,400	1,469,932
Manitowoc Co., Inc. (The)	57,000	382,470

		2,578,372

Manufacturing — 0.5%
Dover Corp.	33,248	1,549,357
General Electric Co.	27,000	411,480

	Shares	Value
COMMON STOCKS (Continued)
Manufacturing (cont’d.)
SPX Corp.	56,844	$2,575,602

		4,536,439

Media — 1.2%
CBS Corp. (Class B Stock)	57,000	1,161,660
Charter Communications, Inc. (Class A Stock)*	25,000	1,171,000
Comcast Corp. (Class A Stock)	191,800	4,008,620
DIRECTV (Class A Stock)*	64,227	2,713,591
DISH Network Corp. (Class A Stock)*	38,000	952,280
Time Warner Cable, Inc.	20,000	1,253,400

		11,260,551

Metals & Mining — 0.2%
Alcoa, Inc.	106,000	1,014,420
Rio Tinto PLC (United Kingdom)	23,240	1,030,654

		2,045,074

Oil, Gas & Consumable Fuels — 1.7%
Chevron Corp.	22,886	2,117,413
ConocoPhillips	21,000	1,329,720
Exterran Holdings, Inc.*	16,000	155,520
Exxon Mobil Corp.	31,000	2,251,530
Halliburton Co.	35,998	1,098,659
Helmerich & Payne, Inc.	5,000	203,000
Hollyfrontier Corp.	30,000	786,600
Marathon Oil Corp.	56,000	1,208,480
Murphy Oil Corp.	17,000	750,720
OGX Petroleo e Gas Participacoes SA (Brazil)*	318,900	1,965,723
Tesoro Corp.*	51,000	992,970
Tullow Oil PLC (United Kingdom)	68,540	1,386,166
Valero Energy Corp.	65,000	1,155,700

		15,402,201

Paper & Forest Products — 0.2%
Domtar Corp.	3,000	204,510
International Paper Co.	30,000	697,500
MeadWestvaco Corp.	29,000	712,240

		1,614,250

Pharmaceuticals — 2.7%
AmerisourceBergen Corp.	32,000	1,192,640
Bristol-Myers Squibb Co.	51,000	1,600,380
Cardinal Health, Inc.	28,000	1,172,640
Eli Lilly & Co.	42,000	1,552,740
Forest Laboratories, Inc.*	34,000	1,046,860
Herbalife Ltd. (Cayman Islands)	22,000	1,179,200
Novartis AG (Switzerland)	112,833	6,303,043
Pfizer, Inc.	303,898	5,372,917
Sanofi (France)	89,446	5,883,457

		25,303,877

Retail & Merchandising — 0.9%
AutoZone, Inc.*	4,201	1,340,917
Foot Locker, Inc.	51,000	1,024,590
Limited Brands, Inc.	31,000	1,193,810
PetSmart, Inc.	26,000	1,108,900
Swatch Group AG (The) (Switzerland)	5,362	1,764,227
Walgreen Co.	40,000	1,315,600
Williams-Sonoma, Inc.	28,000	862,120

		8,610,164

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — 1.0%
Altera Corp.	34,000	$1,072,020
Applied Materials, Inc.	117,000	1,210,950
Cypress Semiconductor Corp.*	53,000	793,410
Fairchild Semiconductor International, Inc.*	45,000	486,000
Lam Research Corp.*	28,000	1,063,440
Maxim Integrated Products, Inc.	50,000	1,166,500
Novellus Systems, Inc.*	35,000	954,100
NVIDIA Corp.*	87,000	1,087,500
Teradyne, Inc.*	83,000	913,830
Veeco Instruments, Inc.*	32,222	786,217

		9,533,967

Telecommunications — 1.6%
AT&T, Inc.	16,000	456,320
MetroPCS Communications, Inc.*	73,000	635,830
Motorola Solutions, Inc.	31,000	1,298,900
MTN Group Ltd. (South Africa)	88,509	1,445,944
NII Holdings, Inc.*	115,406	3,110,192
Rogers Communications, Inc. (Canada) (Class B Stock)	110,446	3,780,607
Sprint Nextel Corp.*	286,000	869,440
Telefonica SA (Spain)	138,874	2,661,485

		14,258,718

Tobacco — 0.8%
Imperial Tobacco Group PLC (United Kingdom)	161,051	5,435,102
Philip Morris International, Inc.	34,000	2,120,920

		7,556,022

TOTAL COMMON STOCKS
(cost $263,204,624)		214,519,350

EXCHANGE TRADED FUNDS — 4.6%
iShares JPMorgan USD Emerging Markets Bond Fund	232,700	24,533,561
SPDR Barclays Capital High Yield Bond	235,000	8,504,650
Vanguard MSCI Emerging Markets	262,924	9,436,342

TOTAL EXCHANGE TRADED FUNDS
(cost $45,075,232)		42,474,553

PREFERRED STOCKS — 0.3%
Auto Parts & Equipment — 0.1%
Dana Holding Corp., Series B, CVT, 144A, 4.000%	8,500	824,500

Commercial Banks — 0.2%
Ally Financial, Inc., 144A, 7.000%	1,678	1,123,788
GMAC Capital Trust I, Series 2, 8.125%	46,120	841,690

		1,965,478
TOTAL PREFERRED STOCKS

(cost $3,946,880)		2,789,978

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 1.4%
Access Group, Inc.,
Series 2002-A, Class A1
0.748%(c)	09/25/25	Aaa	225	224,076
Series 2004-A, Class A2
0.678%(c)	04/25/29	Aaa	592	560,751

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Series 2005-1, Class A1
0.435%(c)	06/22/18	Aaa	$435	$435,152
AH Mortgage Advance Trust,
Series SART-1, Class A1, 144A
2.630%	05/10/42	AAA(d)	500	498,125
Bear Stearns Asset Backed Securities Trust,
Series 2005-HE10, Class A3
0.615%(c)	11/25/35	Aa2	381	374,623
Capital One Multi-Asset Execution Trust,
Series 2007-C2, Class C2
0.529%(c)	11/17/14	Ba1	900	898,093
CarMax Auto Owner Trust,
Series 2007-3, Class C
7.580%	03/17/14	Aa2	600	604,355
Chesapeake Funding LLC,
Series 2009-1, Class A, 144A
2.229%(c)	12/15/20	Aaa	658	659,589
Citibank Credit Card Issuance Trust,
Series 2002-C2, Class C2
6.950%	02/18/14	Baa2	800	817,200
Series 2008-C6, Class C6
6.300%	06/20/14	Baa2	200	206,870
Countrywide Asset-Backed Certificates,
Series 2004-6, Class 2A5
0.625%(c)	11/25/34	Aa3	573	489,915
Series 2005-BC5, Class 3A3
0.605%(c)	01/25/36	Baa2	316	297,354
FBR Securitization Trust,
Series 2005-5, Class AV23
0.485%(c)	11/25/35	Aa2	448	440,459
GMAC Mortgage Servicer Advance Funding Co. Ltd. (Cayman Islands),
Series 2011-1A, Class A, 144A
3.720%	03/15/23	Aaa	300	302,400
GSAMP Trust,
Series 2004-SEA2, Class A2B
0.785%(c)	03/25/34	Aaa	333	324,161
Home Equity Asset Trust,
Series 2007-2, Class 2A1
0.345%(c)	07/25/37	A3	361	348,514
HSBC Home Equity Loan Trust,
Series 2007-2, Class AS
0.421%(c)	07/20/36	Aa1	654	554,283
Keycorp Student Loan Trust,
Series 2005-A, Class 2A3
0.590%(c)	09/28/26	Aaa	800	753,806
National Collegiate Student Loan Trust,
Series 2005-3, Class A2
0.435%(c)	09/25/25	Aa1	129	128,746
Option One Mortgage Loan Trust,
Series 2005-2, Class A5
0.565%(c)	05/25/35	Aaa	426	422,828
Park Place Securities, Inc.,
Series 2005-WCW3, Class A2C
0.615%(c)	08/25/35	A2	312	286,065
Residential Asset Mortgage Products, Inc.,
Series 2005-EFC5, Class A2
0.505%(c)	10/25/35	A1	552	525,898
Series 2005-RZ3, Class A2
0.505%(c)	09/25/35	Aaa	495	470,243

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Santander Drive Auto Receivables Trust,
Series 2011-S1A, Class D, 144A
3.100%	05/15/17	BBB(d)	$626	$623,660
SLM Student Loan Trust,
Series 2009-B, Class A1, 144A
6.229%(c)	07/15/42	AAA(d)	197	184,441
Soundview Home Equity Loan Trust,
Series 2006-EQ1, Class A2
0.345%(c)	10/25/36	Baa2	369	359,777
Specialty Underwriting & Residential Finance,
Series 2005-BC1, Class M2
0.735%(c)	12/25/35	Aa2	219	213,658
Structured Asset Securities Corp.,
Series 2007-BC1, Class A2
0.285%(c)	02/25/37	Aa1	184	175,671
Wheels SPV LLC,
Series 2009-1, Class A, 144A
1.779%(c)	03/15/18	Aaa	395	396,621

TOTAL ASSET-BACKED SECURITIES
(cost $12,650,843)				12,577,334

BANK LOANS(c) — 0.8%
Diversified Financial Services — 0.2%
Springleaf Financial Services, Term Loan B
5.500%	05/10/17	B2	750	654,375
Vodafone Americas Finance 2, Inc., Term Loan A
6.250%	07/11/16	NR	1,400	1,407,000

				2,061,375

Electric
Texas Competitive Electric Holdings Co. LLC, Term Loan
4.730%	10/10/17	B2	500	334,219

Hotels, Restaurants & Leisure
Caesars Entertainment Operating Co., Inc., Term Loan 3
3.274%	01/28/15	B3	199	166,497

Oil, Gas & Consumable Fuels — 0.3%
Dynegy Gas Co., Term Loan
9.250%	08/01/16	B2	1,552	1,523,117
9.250%	08/05/16	NR	848	821,347

				2,344,464

Paper & Forest Products
Newpage Corp.,
8.000%	03/08/13	NR	250	248,750

Real Estate
Realogy Corp., Term Loan B
4.522%	10/10/16	B1	457	371,608
4.512%	10/10/16	B1	43	34,763

				406,371

Real Estate Investment Trusts — 0.1%
iStar Financial, Inc., Term Loan A-1
5.000%	06/28/13	B1	562	543,167

Telecommunications — 0.2%
Intelsat Jackson Holdings SA (Luxembourg), Term Loan 3
5.250%	04/02/18	B1	1,496	1,436,400

TOTAL BANK LOANS (cost $7,889,321)				7,541,243

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.8%
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2002-PB2, Class A4
6.186%	06/11/35	Aaa	$381	$381,881
Series 2004-6, Class A3
4.512%	12/10/42	AAA(d)	577	580,645
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP6, Class A2
6.460%	10/15/36	Aaa	465	469,194
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133%	04/15/37	Aaa	195	196,729
Credit Suisse Mortgage Capital Certificates,
Series 2006-C5, Class A3
5.311%	12/15/39	Aaa	500	523,117
First Union National Bank Commercial Mortgage,
Series 2002-C1, Class A2
6.141%	02/12/34	Aaa	418	419,915
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIB3, Class A3
6.465%	11/15/35	AAA(d)	83	82,721
Series 2005-CB13, Class A4
5.278%(c)	01/12/43	Aaa	575	611,449
LB-UBS Commercial Mortgage Trust,
Series 2002-C2, Class A4
5.594%	06/15/31	Aaa	300	304,453
Series 2006-C4, Class AM
5.890%(c)	06/15/38	Aa3	500	488,168
Series 2007-C2, Class A3
5.430%	05/10/37	A-(d)	500	513,491
Merrill Lynch Mortgage Trust,
Series 2008-C1, Class A4
5.690%	02/12/51	Aaa	500	533,598
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP5, Class A4
6.390%	10/15/35	Aaa	70	69,960
Series 2002-TOP7, Class A2
5.980%	01/15/39	Aaa	834	845,011
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C1, Class A4
6.287%	04/15/34	Aaa	393	396,777
Series 2003-C6, Class A3
4.957%(c)	08/15/35	Aaa	38	38,336
Series 2006-C28, Class A4
5.572%	10/15/48	Aaa	500	530,574

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $7,154,695)				6,986,019

CONVERTIBLE BONDS — 0.2%
Automobile Manufacturers — 0.1%
Navistar International Corp.,
Sr. Sub. Notes
3.000%	10/15/14	B(d)	510	506,175

Metals & Mining — 0.1%
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
2.000%	08/01/14	BBB+(d)	300	373,125

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Metals & Mining (cont’d.)
Newmont Mining Corp.,
Gtd. Notes
1.250%	07/15/14	BBB+(d)	$500	$728,125

				1,101,250

Semiconductors
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
1.875%	08/01/31	BBB+(d)	52	39,780

TOTAL CONVERTIBLE BONDS (cost $1,936,993)				1,647,205

CORPORATE BONDS — 16.7%
Advertising — 0.1%
Affinion Group, Inc.,
Gtd. Notes
7.875%	12/15/18	B3	410	315,700
Checkout Holding Corp.,
Sr. Notes, 144A
Zero(s)	11/15/15	B3	250	136,250
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
10.000%	07/15/17	Baa3	185	210,438
inVentiv Health, Inc.,
Gtd. Notes, 144A
10.000%	08/15/18	Caa2	85	74,800
Sr. Notes, 144A
10.000%	08/15/18	Caa2	160	140,800
Omnicom Group, Inc.,
Sr. Unsec’d. Notes
4.450%	08/15/20	Baa1	300	302,656

				1,180,644

Aerospace & Defense — 0.3%
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes
10.000%	06/01/17	B3	205	203,975
Sr. Sec’d. Notes, 144A
10.000%	06/01/17	B3	515	507,275
Sequa Corp.,
Gtd. Notes, 144A
11.750%	12/01/15	Caa2	1,181	1,240,050
United Technologies Corp.,
Sr. Unsec’d. Notes
4.875%	05/01/15	A2	300	336,555
6.125%	02/01/19	A2	300	367,883

				2,655,738

Airlines — 0.1%
Air Canada (Canada),
Sr. Sec’d. Notes, 144A
9.250%	08/01/15	B1	310	294,500
American Airlines 2011-2 Class A Pass-Through Trust,
Pass-Through Certificates
8.625%	10/15/21	Baa3	205	203,462
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	03/15/16	B2	220	184,800

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
US Airways 2011-1 Class C Pass-Through Trust,
Pass-Through Certificates
10.875%	10/22/14	B3		$300	$297,000

					979,762

Apparel
VF Corp.,
Sr. Unsec’d. Notes
3.500%	09/01/21	A3		100	101,658

Auto Parts & Equipment — 0.1%
Delphi Corp.,
Gtd. Notes, 144A
6.125%	05/15/21	Ba3		350	325,500
International Automotive Components Group SL (Spain),
Sr. Sec’d. Notes, 144A
9.125%	06/01/18	B3		120	112,200
Titan International, Inc.,
Sr. Sec’d. Notes
7.875%	10/01/17	B1		275	286,000

					723,700

Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.300%	06/15/16	A3		100	102,386
Biogen Idec, Inc.,
Sr. Unsec’d. Notes
6.875%	03/01/18	Baa3		600	735,028
Bio-Rad Laboratories, Inc.,
Sr. Unsec’d. Notes
4.875%	12/15/20	Ba1		200	207,000
Celgene Corp.,
Sr. Unsec’d. Notes
3.950%	10/15/20	Baa2		400	405,218

					1,449,632

Building Materials — 0.2%
Building Materials Corp. of America,
Sr. Notes, 144A
6.750%	05/01/21	Ba3		1,235	1,173,250
Heidelbergcement Finance Bv (Netherlands),
Gtd. Notes, MTN
9.500%	12/15/18	Ba2	EUR	50	68,495
Jeld-Wen Escrow Corp.,
Sr. Sec’d. Notes, 144A
12.250%	10/15/17	B3		240	235,200

					1,476,945

Chemicals — 0.7%
Celanese US Holdings LLC,
Gtd. Notes
5.875%	06/15/21	Ba3		1,530	1,507,050
CF Industries, Inc.,
Gtd. Notes
7.125%	05/01/20	Ba1		275	313,156
Huntsman International LLC,
Gtd. Notes
8.625%	03/15/21	B3		155	148,412

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Kinove German Bondco GmbH (Germany),
Sr. Sec’d. Notes, 144A
9.625%	06/15/18	B2		$400	$362,000
Lyondell Chemical Co.,
Sec’d. Notes
11.000%	05/01/18	Ba3		1,580	1,706,400
Momentive Performance Materials, Inc.,
Gtd. Notes
12.500%	06/15/14	B2		135	137,700
Sec’d. Notes
9.000%	01/15/21	Caa1		890	609,650
Omnova Solutions, Inc.,
Gtd. Notes
7.875%	11/01/18	B2		95	76,950
OXEA Finance & Cy SCA (Luxembourg),
Sr. Sec’d. Notes, 144A
9.500%	07/15/17	B2		100	97,250
RPM International, Inc.,
Sr. Unsec’d. Notes
6.125%	10/15/19	Baa3		300	323,980
Solutia, Inc.,
Gtd. Notes
7.875%	03/15/20	B1		700	736,750
TPC Group LLC,
Sr. Sec’d. Notes, 144A
8.250%	10/01/17	B1		300	294,000

					6,313,298

Commercial Banks — 1.0%
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31	B1		1,485	1,303,088
Bank of America Corp.,
Sr. Unsec’d. Notes
4.500%	04/01/15	Baa1		600	568,646
5.875%	01/05/21	Baa1		500	467,329
Capital One Capital VI,
Ltd. Gtd. Notes
8.875%	05/15/40	Baa3		100	101,473
CIT Group, Inc.,
Sec’d. Notes
7.000%	05/01/15	B2		420	416,850
7.000%	05/01/17	B2		1,675	1,624,750
Sec’d. Notes, 144A
7.000%	05/02/16	B2		140	135,800
7.000%	05/02/17	B2		800	776,000
Citigroup, Inc.,
Sr. Unsec’d. Notes
4.750%	05/19/15	A3		200	204,949
6.500%	08/19/13	A3		200	210,459
8.125%	07/15/39	A3		200	239,738
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.375%	01/11/13	Aa3		300	297,926
FCE Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN
4.750%	01/19/15	Ba2	EUR	431	545,672

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Banks (cont’d.)
Goldman Sachs Group, Inc. (The),
Sr. Notes
6.250%	02/01/41	A1	$100	$97,242
Sr. Unsec’d. Notes
3.700%	08/01/15	A1	500	489,541
Sub. Notes
6.750%	10/01/37	A2	200	182,949
HSBC Holdings PLC (United Kingdom),
Sub. Notes
5.250%	12/12/12	A1	300	309,379
6.500%	09/15/37	A1	150	147,228
Morgan Stanley,
Sr. Unsec’d. Notes
2.875%	07/28/14	A2	200	190,587
3.800%	04/29/16	A2	200	184,386
Sr. Unsec’d. Notes, MTN
5.625%	09/23/19	A2	300	281,421
Wachovia Bank NA,
Sub. Notes
6.600%	01/15/38	A1	250	286,428
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.250%	10/23/12	A2	400	416,986

				9,478,827

Commercial Services & Supplies — 0.5%
ARAMARK Corp.,
Gtd. Notes
8.500%	02/01/15	B3	715	723,938
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
8.250%	01/15/19	B2	725	663,375
B-Corp Merger Sub, Inc.,
Sr. Notes, 144A
8.250%	06/01/19	Caa1	150	135,000
Brickman Group Holdings, Inc.,
Sr. Notes, 144A
9.125%	11/01/18	B3	140	121,800
FTI Consulting, Inc.,
Gtd. Notes
6.750%	10/01/20	Ba2	355	342,575
Hertz Corp. (The),
Gtd. Notes
6.750%	04/15/19	B2	55	49,912
7.375%	01/15/21	B2	1,425	1,302,094
Interactive Data Corp.,
Gtd. Notes
10.250%	08/01/18	Caa1	450	483,750
Iron Mountain, Inc.,
Gtd. Notes
7.750%	10/01/19	B1	240	238,200
Live Nation Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	05/15/18	B3	250	240,000

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Services & Supplies (cont’d.)
RSC Equipment Rental, Inc./RSC Holdings III LLC,
Gtd. Notes
8.250%	02/01/21	Caa1		$405	$350,325
Sr. Sec’d. Notes, 144A
10.000%	07/15/17	B1		160	168,000

					4,818,969

Computer Services & Software — 0.4%
Eagle Parent, Inc.,
Sr. Notes, 144A
8.625%	05/01/19	Caa1		290	258,100
Equinix, Inc.,
Sr. Unsec’d. Notes
7.000%	07/15/21	Ba2		180	179,325
First Data Corp.,
Gtd. Notes, 144A
12.625%	01/15/21	Caa1		1,500	1,110,000
Sec’d. Notes, 144A
8.250%	01/15/21	Caa1		240	189,600
Sr. Sec’d. Notes, 144A
7.375%	06/15/19	B1		855	758,812
MedAssets, Inc.,
Gtd. Notes, 144A
8.000%	11/15/18	B3		245	233,362
Oracle Corp.,
Sr. Notes, 144A
3.875%	07/15/20	A1		400	424,661
5.375%	07/15/40	A1		200	231,999

					3,385,859

Computers & Peripherals — 0.2%
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.000%	01/05/16	Aa3		400	405,752
5.600%	11/30/39	Aa3		200	246,730
Spansion LLC,
Gtd. Notes, 144A
7.875%	11/15/17	B3		360	352,800
SunGard Data Systems, Inc.,
Gtd. Notes
7.375%	11/15/18	Caa1		330	306,900
7.625%	11/15/20	Caa1		340	316,200

					1,628,382

Construction & Engineering
Abengoa SA (Spain),
Gtd. Notes, MTN
8.500%	03/31/16	Ba3	EUR	50	60,958

Consumer Products & Services — 0.4%
FTI Consulting, Inc.,
Gtd. Notes
7.750%	10/01/16	Ba2		65	66,462
Jarden Corp.,
Gtd. Notes
7.500%	05/01/17	B2		160	163,200
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes, 144A
8.250%	02/15/21	Caa1		690	545,100
Sr. Sec’d. Notes, 144A

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Consumer Products & Services (cont’d.)
7.125%	04/15/19	Ba3		$150	$139,500
7.875%	08/15/19	Ba3		1,875	1,809,375
Tupperware Brands Corp.,
Gtd. Notes, 144A
4.750%	06/01/21	Baa3		350	350,571
United Rentals North America, Inc.,
Gtd. Notes
8.375%	09/15/20	Caa1		240	220,200
Western Union Co. (The),
Sr. Unsec’d. Notes
3.650%	08/22/18	A3		200	201,839

					3,496,247

Containers & Packaging — 0.2%
Ardagh Packaging Finance PLC (Ireland),
Sr. Sec’d. Notes
7.375%	10/15/17	Ba3	EUR	150	187,397
Ball Corp.,
Gtd. Notes
7.375%	09/01/19	Ba1		333	351,315
Berry Plastics Corp.,
Sr. Sec’d. Notes
8.250%	11/15/15	B1		645	656,288
Crown Americas LLC/Crown Americas Capital Corp. III,
Sr. Notes, 144A
6.250%	02/01/21	Ba3		325	325,000
Crown European Holdings SA (France),
Sr. Notes
7.125%	08/15/18	Ba1	EUR	111	144,250
Graphic Packaging International, Inc.,
Gtd. Notes
9.500%	06/15/17	B2		120	128,400
Rock-Tenn Co.,
Gtd. Notes
9.250%	03/15/16	Ba2		30	31,950
Sealed Air Corp.,
Sr. Unsec’d. Notes, 144A
8.375%	09/15/21	B1		140	141,400

					1,966,000

Diversified Financial Services — 1.1%
American Capital Ltd.,
Sr. Sec’d. Notes
7.960%	12/31/13	B-(d)		225	224,098
American Express Co.,
Sr. Unsec’d. Notes
8.125%	05/20/19	A3		700	883,478
Credit Acceptance Corp.,
Sr. Sec’d. Notes
9.125%	02/01/17	B1		680	669,800
Credit Suisse USA, Inc.,
Bank Gtd. Notes
4.875%	01/15/15	Aa1		200	210,604
Dolphin Subsidiary II, Inc.,
Sr. Unsec’d. Notes, 144A
7.250%	10/15/21	Ba1		450	436,500
E*Trade Financial Corp.,
Sr. Unsec’d. Notes, PIK
12.500%	11/30/17	B-(d)		645	727,238

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
7.000%	04/15/15	Ba2		$1,780	$1,869,000
12.000%	05/15/15	Ba2		100	120,000
General Electric Capital Corp.,
Sr. Unsec’d. Notes
2.250%	11/09/15	Aa2		400	395,389
Sr. Unsec’d. Notes, MTN
6.750%	03/15/32	Aa2		200	228,314
Sub. Notes
6.375%(c)	11/15/67	Aa3		100	94,000
General Motors Financial Co., Inc.,
Gtd. Notes, 144A
6.750%	06/01/18	B1		190	186,200
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
8.000%	01/15/18	Ba3		1,380	1,374,825
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
6.500%	09/01/14	Ba3		200	200,000
JPMorgan Chase & Co.,
Notes
5.600%	07/15/41	Aa3		300	313,382
Sr. Unsec’d. Notes
3.150%	07/05/16	Aa3		100	99,351
JPMorgan Chase Capital XXVII,
Ltd. Gtd. Notes
7.000%	11/01/39	A2		600	602,161
KKR Group Finance Co. LLC,
Gtd. Notes, 144A
6.375%	09/29/20	A-(d)		430	450,858
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes(i)
8.800%	03/01/15	NR		95	22,681
Sr. Unsec’d. Notes, MTN(i)
Zero(s)	02/05/14	NR	EUR	900	286,371
4.750%	01/16/14	NR	EUR	415	133,439
5.375%	10/17/12	NR	EUR	50	16,077
5.750%	05/17/13	NR		340	80,325
Punch Taverns Finance PLC (United Kingdom),
Sr. Sec’d. Notes
7.274%	04/15/22	Baa1	GBP	30	42,338
SLM Corp.,
Sr. Unsec’d. Notes, MTN
8.000%	03/25/20	Ba1		100	98,720
UPCB Finance II Ltd. (Cayman Islands),
Sr. Sec’d. Notes
6.375%	07/01/20	Ba3	EUR	260	299,567

					10,064,716

Electric — 1.1%
AES Corp. (The),
Sr. Notes, 144A
7.375%	07/01/21	B1		345	326,025
Sr. Unsec’d. Notes
7.750%	10/15/15	B1		600	609,000
9.750%	04/15/16	B1		170	182,750

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Calpine Construction Finance Co. LP and CCFC Finance Corp.,
Sr. Sec’d. Notes, 144A
8.000%	06/01/16	Ba3		$350	$358,750
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.250%	10/15/17	B1		130	125,450
7.875%	01/15/23	B1		550	530,750
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/21	Baa2		500	543,868
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.050%	09/15/19	Baa2		500	563,381
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
Sr. Sec’d. Notes
10.000%	12/01/20	Caa3		3,000	2,925,000
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41	A3		300	324,922
Midamerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.500%	09/15/37	Baa1		250	312,668
NRG Energy, Inc.,
Gtd. Notes
7.375%	01/15/17	B1		625	644,531
Gtd. Notes, 144A
7.625%	01/15/18	B1		580	539,400
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
7.000%	05/01/32	Baa1		100	133,311
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.250%	09/15/21	A3		400	395,699
Progress Energy, Inc.,
Sr. Unsec’d. Notes
4.400%	01/15/21	Baa2		500	538,322
PSEG Power LLC,
Gtd. Notes
4.150%	09/15/21	Baa1		250	250,442
SCANA Corp.,
Sr. Unsec’d. Notes, MTN
4.750%	05/15/21	Baa3		100	105,295
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	Baa1		100	103,904
Tokyo Electric Power Co., Inc. (The) (Japan),
Sr. Sec’d. Notes
4.500%	03/24/14	Baa2	EUR	600	639,059

					10,152,527

Electronic Components & Equipment
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes
8.250%	03/15/18	Ba1		195	220,838

Entertainment & Leisure — 0.1%
Cinemark USA, Inc.,
Gtd. Notes
8.625%	06/15/19	B2		140	144,200

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Entertainment & Leisure (cont’d.)
Mattel, Inc.,
Sr. Unsec’d. Notes
4.350%	10/01/20	Baa1	$200	$210,991
NAI Entertainment Holdings LLC,
Sr. Sec’d. Notes, 144A
8.250%	12/15/17	B1	330	339,900
WMG Acquisition Corp.,
Gtd. Notes, 144A
11.500%	10/01/18	B3	320	294,400
Sr. Sec’d. Notes, 144A
9.500%	06/15/16	Ba2	65	65,812

				1,055,303

Environmental Control — 0.1%
Casella Waste Systems, Inc.,
Gtd. Notes
7.750%	02/15/19	Caa1	423	399,735
Clean Harbors, Inc.,
Sr. Sec’d. Notes
7.625%	08/15/16	Ba3	200	208,500
WCA Waste Corp.,
Gtd. Notes, 144A
7.500%	06/15/19	B3	340	323,000

				931,235

Foods — 0.1%
HJ Heinz Finance Co.,
Gtd. Notes, 144A
7.125%	08/01/39	Baa2	100	139,395
JBS USA LLC/JBS USA Finance, Inc.,
Gtd. Notes
11.625%	05/01/14	B1	50	53,500
Sr. Unsec’d. Notes, 144A
7.250%	06/01/21	B1	100	82,500
Kellogg Co.,
Sr. Unsec’d. Notes
5.125%	12/03/12	A3	300	314,359
7.450%	04/01/31	A3	150	216,990
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
4.125%	02/09/16	Baa2	200	212,973
Reddy Ice Corp.,
Sr. Sec’d. Notes
11.250%	03/15/15	B2	70	63,875

				1,083,592

Healthcare Products — 0.2%
Covidien International Finance SA (Luxembourg),
Gtd. Notes
6.550%	10/15/37	Baa1	350	451,038
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes, 144A
7.750%	04/15/18	B3	530	453,150
Fresenius US Finance II, Inc.,
Gtd. Notes, 144A
9.000%	07/15/15	Ba1	270	298,350

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Healthcare Products (cont’d.)
Teleflex, Inc.,
Gtd. Notes
6.875%	06/01/19	B1		$350	$346,500

					1,549,038

Healthcare Providers & Services — 0.8%
CHS/Community Health Systems, Inc.,
Gtd. Notes
8.875%	07/15/15	B3		125	122,812
Examworks Group, Inc.,
Gtd. Notes, 144A
9.000%	07/15/19	B3		155	144,925
Fresenius Medical Care US Finance, Inc.,
Gtd. Notes
6.875%	07/15/17	Ba2		669	689,070
Gtd. Notes, 144A
6.500%	09/15/18	Ba2		58	58,870
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22	B3		485	447,412
Sr. Sec’d. Notes
6.500%	02/15/20	Ba3		1,415	1,383,162
7.250%	09/15/20	Ba3		1,560	1,575,600
Humana, Inc.,
Sr. Unsec’d. Notes
8.150%	06/15/38	Baa3		150	202,907
IASIS Healthcare LLC/IASIS Capital Corp.,
Sr. Notes, 144A
8.375%	05/15/19	Caa1		415	336,150
INC Research LLC,
Sr. Unsec’d. Notes, 144A
11.500%	07/15/19	Caa1		225	200,812
Priory Group No. 3 PLC (United Kingdom),
Sr. Sec’d. Notes
7.000%	02/15/18	B1	GBP	130	182,460
Symbion, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	06/15/16	B2		180	162,000
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
9.000%	05/01/15	B1		130	137,150
10.000%	05/01/18	B1		1,260	1,363,950
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.700%	02/15/21	A3		300	331,084
6.875%	02/15/38	A3		100	130,840

					7,469,204

Holding Companies – Diversified
Leucadia National Corp.,
Sr. Unsec’d. Notes
7.125%	03/15/17	B1		350	357,000

Home Builders — 0.1%
Beazer Homes USA, Inc.,
Sec’d. Notes
12.000%	10/15/17	B2		300	303,750
Ryland Group, Inc.,
Gtd. Notes
6.625%	05/01/20	B1		265	218,625

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Home Builders (cont’d.)
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Sec’d. Notes, 144A
8.625%	05/15/19	B2	$550	$451,000
Standard Pacific Corp.,
Gtd. Notes
8.375%	01/15/21	B3	235	193,288

				1,166,663

Hotels, Restaurants & Leisure — 0.1%
Eldorado Resorts LLC/Eldorado Capital Corp.,
Sr. Sec’d. Notes, 144A
8.625%	06/15/19	B2	70	59,675
MGM Resorts International,
Sr. Sec’d. Notes
10.375%	05/15/14	Ba3	300	327,375
13.000%	11/15/13	Ba3	425	484,500

				871,550

Household Products/ Wares
ACCO Brands Corp.,
Sr. Sec’d. Notes
10.625%	03/15/15	B1	320	344,000

Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
6.400%	12/15/20	Baa1	200	203,758
AON Corp.,
Sr. Unsec’d. Notes
3.125%	05/27/16	Baa2	100	100,028
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.200%	08/15/16	Aa2	200	201,305
CNO Financial Group, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	01/15/18	B1	250	258,750
Genworth Financial, Inc.,
Jr. Sub. Notes
6.150%(c)	11/15/66	Ba1	400	200,000
Sr. Unsec’d. Notes
7.625%	09/24/21	Baa3	190	163,747
Markel Corp.,
Sr. Unsec’d. Notes
5.350%	06/01/21	Baa2	100	102,049
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
9.250%	04/15/19	Baa2	300	393,999
Willis Group Holdings PLC (Ireland),
Gtd. Notes
4.125%	03/15/16	Baa3	100	101,651
5.750%	03/15/21	Baa3	300	313,136
Xl Group Ltd. (Cayman Islands),
Gtd. Notes
5.750%	10/01/21	Baa2	100	99,713

				2,138,136

Machinery & Equipment
Roper Industries, Inc.,
Sr. Unsec’d. Notes
6.250%	09/01/19	Baa2	300	354,761

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Manufacturing — 0.1%
Danaher Corp.,
Sr. Unsec’d. Notes
2.300%	06/23/16	A2		$50	$51,221
Ford Motor Co.,
Sr. Unsec’d. Notes
7.450%	07/16/31	Ba3		430	485,418
Griffon Corp.,
Gtd. Notes
7.125%	04/01/18	Ba3		140	123,550
SPX Corp.,
Gtd. Notes
6.875%	09/01/17	Ba1		100	102,500
Tyco International Finance SA (Luxembourg),
Gtd. Notes
8.500%	01/15/19	A3		400	522,141

					1,284,830

Media — 1.4%
AMC Networks, Inc.,
Gtd. Notes, 144A
7.750%	07/15/21	B2		125	128,125
CBS Corp.,
Gtd. Notes
5.900%	10/15/40	Baa2		200	210,034
CCH II LLC/CCH II Capital Corp.,
Gtd. Notes
13.500%	11/30/16	B2		720	820,800
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
6.500%	04/30/21	B1		567	535,815
Cengage Learning Acquisitions, Inc.,
Gtd. Notes, 144A
10.500%	01/15/15	Caa2		255	163,200
Clear Channel Communications, Inc.,
Sr. Sec’d. Notes
9.000%	03/01/21	Caa1		380	282,150
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
9.250%	12/15/17	B2		4,015	4,105,338
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.500%	03/01/16	Baa2		300	309,548
DISH DBS Corp.,
Gtd. Notes, 144A
6.750%	06/01/21	Ba3		505	482,275
Gray Television, Inc.,
Sec’d. Notes
10.500%	06/29/15	Caa2		415	375,575
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH &Co. KG (Germany),
Sr. Sec’d. Notes
7.500%	03/15/19	B1	EUR	245	315,108
MPL 2 Acquisition Canco, Inc. (Canada),
Sr. Sec’d. Notes, 144A
9.875%	08/15/18	B3		140	130,200
Musketeer GmbH (Germany),
Sr. Notes
9.500%	03/15/21	Caa1	EUR	140	168,808

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
NBCuniversal Media LLC,
Sr. Unsec’d. Notes
2.100%	04/01/14	Baa2		$500	$507,572
5.950%	04/01/41	Baa2		200	222,496
News America, Inc.,
Gtd. Notes
4.500%	02/15/21	Baa1		200	200,932
5.300%	12/15/14	Baa1		300	326,415
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
7.750%	10/15/18	B2		980	999,600
ProQuest LLC/ProQuest Notes Co.,
Gtd. Notes, 144A
9.000%	10/15/18	Caa1		125	114,688
Sinclair Television Group, Inc.,
Gtd. Notes
8.375%	10/15/18	B2		200	197,000
Time Warner Cable, Inc.,
Gtd. Notes
4.125%	02/15/21	Baa2		200	199,177
6.750%	06/15/39	Baa2		200	228,744
Time Warner, Inc.,
Gtd. Notes
4.750%	03/29/21	Baa2		200	210,000
Unitymedia GmbH (Germany), Sr. Notes
9.625%	12/01/19	B3	EUR	90	116,357
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes
8.125%	12/01/17	B1	EUR	465	619,867
Sr. Sec’d. Notes, 144A
8.125%	12/01/17	B1		500	500,000
Viacom, Inc.,
Sr. Unsec’d. Notes
4.375%	09/15/14	Baa1		200	213,704
6.875%	04/30/36	Baa1		200	238,329
Ziggo Bond Co. BV (Netherlands),
Sr. Sec’d. Notes
8.000%	05/15/18	B2	EUR	145	186,978

					13,108,835

Metals & Mining — 0.9%
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.400%	04/15/21	Baa3		200	193,805
Alpha Natural Resources, Inc.,
Gtd. Notes
6.000%	06/01/19	Ba3		285	265,762
6.250%	06/01/21	Ba3		795	742,331
Arch Coal, Inc.,
Gtd. Notes
7.250%	10/01/20	B1		210	201,600
Gtd. Notes, 144A
7.250%	06/15/21	B1		690	664,125
Barrick Pd Australia Finance Pty Ltd. (Australia),
Gtd. Notes
5.950%	10/15/39	Baa1		100	108,048

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
Cliffs Natural Resources, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/21	Baa3	$100	$96,659
CONSOL Energy, Inc.,
Gtd. Notes
8.250%	04/01/20	B1	990	1,041,975
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
6.875%	02/01/18	B1	265	233,200
7.000%	11/01/15	B1	885	823,050
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
8.375%	04/01/17	Baa3	200	214,500
James River Escrow, Inc.,
Gtd. Notes, 144A
7.875%	04/01/19	B2	300	252,000
New World Resources NV (Netherlands),
Sr. Sec’d. Notes
7.875%	05/01/18	Ba3	EUR 200	230,436
Novelis, Inc. (Canada),
Gtd. Notes
8.750%	12/15/20	B2	1,640	1,607,200
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
2.250%	09/20/16	A3	250	249,439
4.125%	05/20/21	A3	200	205,712
Suncoke Energy, Inc.,
Gtd. Notes, 144A
7.625%	08/01/19	B1	120	117,300
Taseko Mines Ltd. (Canada),
Gtd. Notes
7.750%	04/15/19	B3	85	79,050
Vale Overseas Ltd. (Cayman Islands),
Gtd. Notes
6.875%	11/21/36	Baa2	200	215,720
Vedanta Resources PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
8.250%	06/07/21	Ba2	400	308,000

				7,849,912

Office Equipment & Supplies
CDW LLC/CDW Finance Corp.,
Sr. Sec’d. Notes, 144A
8.000%	12/15/18	B2	150	147,000

Oil, Gas & Consumable Fuels — 1.9%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.450%	09/15/36	Ba1	50	52,889
Unsec’d. Notes
6.200%	03/15/40	Ba1	100	104,108
Antero Resources Finance Corp.,
Sr. Notes, 144A
7.250%	08/01/19	B3	90	85,500
Baker Hughes, Inc.,
Sr. Unsec’d. Notes, 144A
3.200%	08/15/21	A2	200	201,548
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.200%	03/11/16	A2	200	208,505

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Calfrac Holdings LP,
Sr. Unsec’d. Notes, 144A
7.500%	12/01/20	B2	$400	$378,000
Chesapeake Energy Corp.,
Gtd. Notes
6.125%	02/15/21	Ba3	875	881,562
9.500%	02/15/15	Ba3	220	248,050
Cie Generale de Geophysique-Veritas (France),
Gtd. Notes, 144A
6.500%	06/01/21	Ba3	365	328,500
Concho Resources, Inc.,
Gtd. Notes
6.500%	01/15/22	B3	250	246,250
7.000%	01/15/21	B3	305	303,475
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39	A1	100	132,605
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29	A1	100	133,130
Denbury Resources, Inc.,
Gtd. Notes
8.250%	02/15/20	B1	365	383,250
Energy XXI Gulf Coast, Inc.,
Gtd. Notes
7.750%	06/15/19	Caa1	575	520,375
Forbes Energy Services Ltd.,
Gtd. Notes, 144A
9.000%	06/15/19	Caa1	185	171,125
Forest Oil Corp.,
Gtd. Notes
8.500%	02/15/14	B1	205	216,788
Frac Tech Services LLC/Frac Tech Finance, Inc.,
Gtd. Notes, 144A
7.125%	11/15/18	Ba3	950	964,250
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Notes, 144A
7.625%	04/15/21	B2	745	748,725
Sr. Unsec’d. Notes, 144A
7.750%	11/01/15	B2	215	216,612
Key Energy Services, Inc.,
Gtd. Notes
6.750%	03/01/21	B1	480	462,000
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
7.750%	02/01/21	B2	615	615,000
Gtd. Notes, 144A
6.500%	05/15/19	B2	90	82,800
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	03/01/21	Baa2	100	104,138
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.500%	03/15/21	B3	960	919,200
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.750%	01/30/22	Ba1	265	262,019

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Noble Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	03/01/19	Baa2	$300	$393,891
Oasis Petroleum, Inc.,
Sr. Unsec’d. Notes, 144A
7.250%	02/01/19	Caa1	275	266,750
OGX Petroleo e Gas Participacoes SA (Brazil),
Gtd. Notes, 144A
8.500%	06/01/18	B1	2,245	2,009,275
Oil States International, Inc.,
Gtd. Notes, 144A
6.500%	06/01/19	Ba3	420	410,550
Petrobras International Finance Co. (Cayman Islands),
Gtd. Notes
5.750%	01/20/20	A3	100	103,800
Petrohawk Energy Corp.,
Gtd. Notes
6.250%	06/01/19	B3	870	987,450
7.875%	06/01/15	B3	265	283,219
10.500%	08/01/14	B3	185	207,662
Petronas Capital Ltd. (Malaysia),
Gtd. Notes
5.250%	08/12/19	A1	200	218,428
Pioneer Natural Resources Co.,
Gtd. Notes
7.200%	01/15/28	Ba1	50	53,477
Sr. Unsec’d. Notes
6.650%	03/15/17	Ba1	75	80,287
6.875%	05/01/18	Ba1	400	429,356
7.500%	01/15/20	Ba1	110	123,471
Plains Exploration & Production Co.,
Gtd. Notes
6.625%	05/01/21	B1	295	289,469
7.000%	03/15/17	B1	265	265,000
7.625%	06/01/18	B1	140	143,500
7.625%	04/01/20	B1	40	41,100
7.750%	06/15/15	B1	175	180,250
10.000%	03/01/16	B1	95	103,075
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
6.500%	12/15/21	Ba1	300	295,500
Range Resources Corp.,
Gtd. Notes
5.750%	06/01/21	Ba3	1,260	1,307,250
SandRidge Energy, Inc.,
Gtd. Notes, 144A
7.500%	03/15/21	B3	605	556,600
SM Energy Co.,
Sr. Unsec’d. Notes, 144A
6.625%	02/15/19	B1	160	159,200

				17,878,964

Paper & Forest Products — 0.4%
Boise Paper Holdings LLC/Boise Finance Co.,
Gtd. Notes
9.000%	11/01/17	B1	485	506,825
Georgia-Pacific LLC,
Gtd. Notes, 144A
8.250%	05/01/16	Baa3	700	773,738

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Paper & Forest Products (cont’d.)
Longview Fibre Paper & Packaging, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	06/01/16	B2		$180	$174,600
NewPage Corp.,
Sr. Sec’d. Notes
11.375%	12/31/14	D(d)		875	649,688
Smurfit Kappa Acquisitions (Ireland),
Sr. Sec’d. Notes
7.750%	11/15/19	Ba2	EUR	150	191,919
Verso Paper Holdings LLC/Verso Paper, Inc.,
Sr. Sec’d. Notes
11.500%	07/01/14	Ba2		1,100	1,144,000

					3,440,770

Pharmaceuticals — 0.6%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.125%	05/27/20	A1		700	774,834
Allergan, Inc.,
Sr. Unsec’d. Notes
3.375%	09/15/20	A3		200	205,400
AmerisourceBergen Corp.,
Gtd. Notes
4.875%	11/15/19	Baa2		300	336,368
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
6.450%	09/15/37	A1		200	267,214
Capsugel Financeco SCA (Luxembourg),
Gtd. Notes, 144A
9.875%	08/01/19	Caa1	EUR	100	124,596
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
4.625%	12/15/20	Baa3		300	325,636
5.800%	10/15/16	Baa3		300	345,610
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.950%	11/15/37	A2		300	385,585
Endo Pharmaceuticals Holdings, Inc.,
Gtd. Notes, 144A
7.000%	07/15/19	Ba3		145	145,544
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
6.375%	05/15/38	A1		200	268,114
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
4.900%	11/01/19	Baa1		500	559,357
Omnicare, Inc.,
Gtd. Notes
7.750%	06/01/20	Ba3		640	652,800
Pfizer, Inc.,
Sr. Unsec’d. Notes
6.200%	03/15/19	A1		500	626,568
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.500%	07/15/16	B1		650	604,500

					5,622,126

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines — 0.3%
Chesapeake Midstream Partners LP/CHKM Finance Corp.,
Gtd. Notes, 144A
5.875%	04/15/21	Ba3	$455	$432,250
El Paso Corp.,
Sr. Unsec’d. Notes
6.500%	09/15/20	Ba3	215	229,598
7.000%	06/15/17	Ba3	340	380,857
7.250%	06/01/18	Ba3	600	671,008
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
6.050%	06/01/41	Baa3	100	93,482
9.000%	04/15/19	Baa3	150	180,688
Enterprise Products Operating LLC,
Gtd. Notes
5.950%	02/01/41	Baa3	200	214,538
ONEOK Partners LP,
Gtd. Notes
8.625%	03/01/19	Baa2	200	257,613
Plains All American Pipeline LP/PAA Finance Corp.,
Gtd. Notes
5.000%	02/01/21	Baa3	200	210,836
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
3.800%	10/01/20	A3	400	421,883

				3,092,753

Real Estate — 0.1%
Realogy Corp.,
Gtd. Notes
11.500%	04/15/17	Caa3	350	232,750
Sr. Sec’d. Notes, 144A
7.875%	02/15/19	Caa1	1,270	958,850

				1,191,600

Real Estate Investment Trusts — 0.1%
Felcor Lodging LP,
Sr. Sec’d. Notes, 144A
6.750%	06/01/19	B2	725	648,875
Rouse Co. LP/TRC Co-Issuer, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	05/01/13	BB+(d)	350	352,188
Simon Property Group LP,
Sr. Unsec’d. Notes
5.650%	02/01/20	A3	100	109,662

				1,110,725

Restaurants
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
6.250%	03/15/18	Baa3	200	236,439

Retail & Merchandising — 0.5%
Asbury Automotive Group, Inc.,
Gtd. Notes
8.375%	11/15/20	Caa1	185	178,525
AutoZone, Inc.,
Sr. Unsec’d. Notes
4.000%	11/15/20	Baa2	400	400,654

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail & Merchandising (cont’d.)
Dollar General Corp.,
Gtd. Notes, PIK
11.875%	07/15/17	B1	$ 1,460	$1,613,300
Nordstrom, Inc.,
Sr. Unsec’d. Notes
7.000%	01/15/38	Baa1	100	132,645
O’Reilly Automotive, Inc.,
Gtd. Notes
4.875%	01/14/21	Baa3	400	414,682
Penske Automotive Group, Inc.,
Gtd. Notes
7.750%	12/15/16	B3	150	148,500
QVC, Inc.,
Sr. Sec’d. Notes, 144A
7.125%	04/15/17	Ba2	125	130,625
7.375%	10/15/20	Ba2	155	165,075
7.500%	10/01/19	Ba2	345	367,425
Toys R Us, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	09/01/16	B1	150	143,250
Walgreen Co.,
Sr. Unsec’d. Notes
5.250%	01/15/19	A2	400	473,408
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
2.800%	04/15/16	Aa2	300	316,497
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
6.875%	11/15/37	Baa3	150	196,582

				4,681,168

Semiconductors & Semiconductor Equipment — 0.1%
Applied Materials, Inc.,
Sr. Unsec’d. Notes
4.300%	06/15/21	A3	400	416,796
Intel Corp.,
Sr. Unsec’d. Notes
3.300%	10/01/21	A1	200	204,308

				621,104

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.,
Gtd. Notes, 144A
6.875%	03/15/18	Ba3	210	195,300
7.125%	03/15/21	Ba3	430	398,825

				594,125

Storage — 0.1%
Mobile Mini, Inc.,
Gtd. Notes
7.875%	12/01/20	B2	340	326,400
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC,
Gtd. Notes
8.875%	03/15/18	B1	600	594,000

				920,400

Telecommunications — 1.5%
America Movil SAB de CV (Mexico),
Gtd. Notes
2.375%	09/08/16	A2	200	193,400

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
American Tower Corp.,
Sr. Unsec’d. Notes
5.050%	09/01/20	Baa3		$200	$199,593
AT&T, Inc.,
Sr. Unsec’d. Notes
2.400%	08/15/16	A2		100	100,925
4.450%	05/15/21	A2		500	536,437
4.950%	01/15/13	A2		300	314,202
5.350%	09/01/40	A2		250	261,326
Avaya, Inc.,
Gtd. Notes, PIK
10.125%	11/01/15	Caa2		560	410,200
Cricket Communications, Inc.,
Sr. Sec’d. Notes
7.750%	05/15/16	Ba2		623	625,336
Crown Castle International Corp.,
Sr. Unsec’d. Notes
7.125%	11/01/19	B1		120	123,600
9.000%	01/15/15	B1		260	275,600
Digicel Group Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
9.125%	01/15/15	Caa1		740	695,600
Digicel Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
8.250%	09/01/17	B1		674	633,560
EH Holding Corp.,
Sr. Sec’d. Notes, 144A
6.500%	06/15/19	Ba3		190	182,875
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	Baa3		150	140,744
GCI, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21	B2		364	343,070
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
11.250%	06/15/16	Caa2		530	540,600
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes, PIK
11.500%	02/04/17	Caa3		600	516,000
Gtd. Notes, 144A, PIK
11.500%	02/04/17	Caa3		610	524,600
Level 3 Escrow, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/01/19	Caa1		2,057	1,817,874
Level 3 Financing, Inc.,
Gtd. Notes
8.750%	02/15/17	Caa1		275	253,344
MetroPCS Wireless, Inc.,
Gtd. Notes
6.625%	11/15/20	B2		741	652,080
7.875%	09/01/18	B2		280	271,600
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21	B2		210	208,425
Phones4u Finance PLC (United Kingdom),
Sr. Sec’d. Notes
9.500%	04/01/18	B3	GBP	175	199,214

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Qwest Communications International, Inc.,
Gtd. Notes
7.500%	02/15/14	Baa3		$115	$115,000
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21	Baa3		100	97,750
8.375%	05/01/16	Baa3		200	219,500
SBA Telecommunications, Inc.,
Gtd. Notes
8.000%	08/15/16	B1		460	481,850
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	B1		1,030	769,925
tw Telecom Holdings, Inc.,
Gtd. Notes
8.000%	03/01/18	B2		130	135,200
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.600%	04/01/21	A3		400	442,136
6.900%	04/15/38	A3		200	257,958
Windstream Corp.,
Gtd. Notes
7.875%	11/01/17	Ba3		382	386,775
Ziggo Finance BV (Netherlands),
Sr. Sec’d. Notes
6.125%	11/15/17	Ba2	EUR	305	396,364

					13,322,663

Tobacco — 0.2%
Altria Group, Inc.,
Gtd. Notes
4.750%	05/05/21	Baa1		550	568,904
Lorillard Tobacco Co.,
Gtd. Notes
8.125%	05/01/40	Baa2		100	119,043
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.650%	05/16/18	A2		600	709,004

					1,396,951

Transportation — 0.1%
Fedex Corp.,
Gtd. Notes
8.000%	01/15/19	Baa2		300	391,492
Norfolk Southern Corp.,
Sr. Unsec’d. Notes, 144A
4.837%	10/01/41	Baa1		111	116,179

					507,671

TOTAL CORPORATE BONDS (cost $163,464,748)					154,483,218

FOREIGN GOVERNMENT BONDS — 0.2%
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21	Baa3		300	306,000
Italy Buoni Poliennali del Tesoro (Italy),
Bonds, TIPS
2.100%	09/15/21	A2	EUR	148	167,567

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Panama Government International (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	Baa3	$100	$121,000
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
5.625%	01/07/41	Baa2	300	323,250
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
7.375%	09/18/37	Baa3	100	130,400
Republic of Peru (Peru),
Sr. Unsec’d. Notes
6.550%	03/14/37	Baa3	100	116,000
United Mexican States (Mexico),
Sr. Unsec’d. Notes
5.125%	01/15/20	Baa1	300	324,750
6.050%	01/11/40	Baa1	200	226,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $1,701,570)				1,714,967

MUNICIPAL BONDS
California
State of California,
General Obligation Unlimited
7.550%	04/01/39	A1	150	185,624

Illinois
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	A1	100	90,391

TOTAL MUNICIPAL BONDS (cost $255,904)				276,015

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.5%
Arran Residential Mortgages Funding PLC (United Kingdom),
Series 2010-1A, Class A1C, 144A
1.490%(c)	05/16/47	Aaa	479	478,374
Banc of America Alternative Loan Trust,
Series 2003-11, Class 4A1
4.750%	01/25/19	A2	559	567,312
Bear Stearns Asset Backed Securities Trust,
Series 2004-AC2, Class 2A
5.000%	05/25/34	Baa2	620	620,216
Countrywide Alternative Loan Trust,
Series 2003-J1, Class 3A2
5.000%	10/25/18	B2	183	183,437
Series 2005-44, Class 1A3B
0.675%(c)	10/25/35	Ba2	55	54,582
Series 2005-59, Class 1A2B
0.491%(c)	11/20/35	Ba2	380	371,605
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-J8, Class 1A2
4.750%	11/25/19	A-(d)	358	365,049
Crusade Global Trust (Australia),
Series 2004-1, Class A1
0.400%(c)	01/16/35	Aaa	740	739,508
Holmes Master Issuer PLC (United Kingdom),
Series 2007-2A, Class 3A1
0.329%(c)	07/15/21	Aaa	233	233,224

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
National RMBS Trust (Australia),
Series 2004-1, Class A1
0.461%(c)	03/20/34	Aaa	$515	$504,113
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-3, Class A11
5.500%	05/25/35	Baa1	222	220,873

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,337,926)				4,338,293

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
Federal Home Loan Mortgage Corp., Notes
2.500%	05/27/16		1,681	1,780,061
Federal National Mortgage Assoc., Notes
2.375%	04/11/16		2,167	2,284,111

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,959,876)				4,064,172

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 7.2%
Federal Home Loan Mortgage Corp.
3.261%(c)	08/01/41		840	875,792
4.000%	12/01/40		1,946	2,040,441
4.500%	07/01/39		2,927	3,099,826
4.500%	TBA		1,000	1,060,625
4.500%	TBA		1,000	1,057,656
5.000%	TBA		3,000	3,216,562
5.500%	08/01/38		1,909	2,068,193
6.000%	09/01/36		1,874	2,062,748
Federal National Mortgage Assoc.
2.752%(c)	08/01/41		1,172	1,214,620
3.000%	TBA		2,500	2,575,390
3.500%	TBA		1,500	1,566,094
3.500%	TBA		400	410,938
4.000%	02/01/31-11/01/39		3,982	4,187,620
4.000%	TBA		200	210,750
4.500%	TBA		1,000	1,063,906
4.500%	TBA		16,900	17,927,202
5.000%	TBA		1,000	1,074,688
5.500%	TBA		1,000	1,083,438
5.500%	TBA		3,200	3,472,500
6.000%	TBA		2,700	2,961,562
6.500%	TBA		2,000	2,204,375
Government National Mortgage Assoc.
4.000%	TBA		1,000	1,069,375
4.500%	04/20/41		981	1,065,056
4.500%	TBA		3,000	3,259,219
5.000%	10/20/39		1,971	2,168,115
5.000%	TBA		1,000	1,098,125
5.500%	TBA		2,000	2,209,375

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $65,945,423)				66,304,191

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS — 9.0%
U.S. Treasury Bonds
4.375%	05/15/41			$1,170	$1,511,500
4.750%	02/15/41	(k)		1,580	2,158,921
6.250%	05/15/30			2,660	4,068,552
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/16			3,278	3,466,803
0.500%	04/15/15			1,580	1,714,085
0.625%	04/15/13-07/15/21			1,167	1,226,796
1.125%	01/15/21			210	236,746
1.250%	04/15/14			1,355	1,515,664
1.375%	07/15/18-01/15/20			2,015	2,343,253
1.625%	01/15/15-01/15/18			1,470	1,838,115
1.750%	01/15/28			1,480	1,849,076
1.875%	07/15/15-07/15/19			1,445	1,794,785
2.000%	04/15/12-07/15/14			3,705	4,541,407
2.000%	01/15/26	(k)		830	1,122,385
2.125%	01/15/19-02/15/41			4,020	5,288,037
2.375%	01/15/17-01/15/27			3,405	4,850,049
2.500%	07/15/16-01/15/29			1,119	1,449,794
2.625%	07/15/17			435	558,801
3.000%	07/15/12			145	187,336
3.375%	01/15/12-04/15/32			670	1,017,146
3.625%	04/15/28			1,100	2,210,127
3.875%	04/15/29			1,220	2,522,880
U.S. Treasury Notes
0.625%	04/30/13			8,830	8,883,422
1.250%	04/15/14			2,210	2,258,171
1.500%	07/31/16			250	256,720
1.750%	03/31/14			10,800	11,168,723
2.000%	04/30/16			11,540	12,138,695
2.125%	08/15/21			445	452,859

TOTAL U.S. TREASURY OBLIGATIONS (cost $79,519,974)					82,630,848

TOTAL LONG-TERM INVESTMENTS (cost $661,044,009)					602,347,386

				Shares
SHORT-TERM INVESTMENT — 40.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $374,986,094)(w)				374,986,094	374,986,094

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 105.9% (cost $1,036,030,103)					977,333,480

SECURITIES SOLD SHORT — (1.4)%

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS — 1.4%
Federal National Mortgage Assoc.
3.500%	TBA	$400	$(417,625)
3.500%	TBA	2,400	(2,465,625)
4.000%	TBA	6,100	(6,393,562)
5.000%	TBA	1,800	(1,936,125)
Government National Mortgage Assoc.
4.000%	TBA	1,900	(2,031,812)

TOTAL SECURITIES SOLD SHORT (proceeds received $13,240,150)			(13,244,749)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 104.5% (cost $1,022,789,953)			964,088,731
Liabilities in excess of other assets(x) — (4.5)%			(41,543,597)

NET ASSETS — 100.0%			$922,545,134

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securiites Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A are deemed to be liquid.
ADR	American Depositary Receipt
CDX	Credit Derivative Index
CPI	Consumer Price Index
CVT	Convertible Security
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s

NSA	Non-Seasonally Adjusted
NASDAQ	National Association of Securities Dealers Automated Quotations
PIK	Payment-in-Kind
SPDR	Standard & Poor’s Depositary Receipts
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

*	Non-income producing security.
†	The ratings reflected are as of September 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2011.
(d)	Standard & Poor’s rating.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at September 30, 2011.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized Appreciation (Depreciation)(1)
Long Positions:
44	2 Year U.S. Treasury Notes	Dec. 2011	$9,701,172	$9,688,937	$(12,235)
12	5 Year U.S. Treasury Notes	Dec. 2011	1,471,488	1,469,813	(1,675)
144	10 Year U.S. Treasury Notes	Dec. 2011	18,722,227	18,733,501	11,274
34	10 Year U.S. Treasury Notes	Dec. 2011	4,444,657	4,423,188	(21,469)
36	30 Year U.S. Ultra Bonds	Dec. 2011	5,516,221	5,710,500	194,279
45	DAX Index.	Dec. 2011	7,809,633	8,245,971	436,338
232	OMXS30 Index	Oct. 2011	2,981,425	3,073,564	92,139
278	S&P 500 E-Mini	Dec. 2011	16,145,815	15,651,400	(494,415)
275	Yen Denom NIKKEI	Dec. 2011	15,456,049	15,277,778	(178,271)

					25,965

Short Positions:
18	90 Day Bankers’ Acceptance	Mar. 2012	4,247,066	4,255,654	(8,588)
9	90 Day Bank Bill	Dec. 2011	2,019,984	2,015,562	4,422
15	2 Year U.S. Treasury Notes	Dec. 2011	3,307,729	3,303,046	4,683
12	5 Year U.S. Treasury Notes	Dec. 2011	1,469,924	1,469,813	111
3	10 Year Euro-Bund	Dec. 2011	552,324	548,586	3,738
9	20 Year U.S. Treasury Bonds	Dec. 2011	1,222,078	1,283,625	(61,547)
12	30 Year U.S. Ultra Bonds	Dec. 2011	1,777,431	1,903,500	(126,069)
72	S&P 500 E-Mini	Dec. 2011	4,169,670	4,053,600	116,070

					(67,180)

					$(41,215)

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

(1)	Cash of $5,772,000 and U.S. Treasury Securities with a market value of $527,527 has been segregated to cover requirement for open futures contracts as of September 30, 2011,

Forward foreign currency exchange contracts outstanding at September 30, 2011:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Depreciation
British Pound,
Expiring 10/07/11	Citigroup Global Markets	GBP	308	$481,260	$481,042	$(218)
Euro,
Expiring 10/26/11	Citigroup Global Markets	EUR	80	111,037	107,159	(3,878)
Expiring 10/26/11	Citigroup Global Markets	EUR	61	84,663	81,708	(2,955)
Expiring 10/26/11	UBS Securities	EUR	36	49,966	48,221	(1,745)
Japanese Yen,
Expiring 01/20/12	Citigroup Global Markets	JPY	293,172	3,838,787	3,807,817	(30,970)

				$4,565,713	$4,525,947	$(39,766)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation
British Pound,
Expiring 10/07/11	Royal Bank of Scotland	GBP	314	$501,730	$489,618	$12,112
Expiring 01/18/12	Citigroup Global Markets	GBP	308	480,797	480,572	225
Euro,
Expiring 10/26/11	Citigroup Global Markets	EUR	2,587	3,708,645	3,465,239	243,406
Expiring 10/26/11	Citigroup Global Markets	EUR	124	176,908	166,095	10,813
Expiring 10/26/11	Citigroup Global Markets	EUR	47	62,958	62,955	3
Expiring 10/26/11	Citigroup Global Markets	EUR	45	63,738	60,277	3,461
Expiring 10/26/11	Citigroup Global Markets	EUR	42	57,056	56,258	798
Expiring 10/26/11	Deutsche Bank	EUR	229	328,398	306,741	21,657
Expiring 10/26/11	Deutsche Bank	EUR	168	240,868	225,033	15,835
Expiring 10/26/11	Deutsche Bank	EUR	159	217,203	212,977	4,226
Expiring 10/26/11	Deutsche Bank	EUR	47	66,845	62,955	3,890
Expiring 10/26/11	Royal Bank of Scotland	EUR	100	140,826	133,948	6,878
Expiring 10/26/11	Royal Bank of Scotland	EUR	95	136,496	127,251	9,245
Expiring 10/26/11	Royal Bank of Scotland	EUR	94	131,486	125,911	5,575
Expiring 10/26/11	Royal Bank of Scotland	EUR	20	27,391	26,790	601
Swiss Franc,
Expiring 11/30/11	JPMorgan Chase	CHF	5,216	6,528,177	5,761,774	766,403

				$12,869,522	$11,764,394	$1,105,128

Interest rate swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Deutsche Bank AG(1)	06/23/21	$430	2.67%	CPI Urban Consumers NAS	$18,428	$—	$18,428

(1) Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date	Notional Amount (000)(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Credit Default Swaps – Buy Protection(1):
Deutsche Bank AG	09/20/15	$1,500	5.00%	CDX.NA.IG.16	$(101,345)	$(117,900)	$16,555

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Total return swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date	Notional Amount# (000)	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Credit Suisse International	05/15/12	$56,751	Receive fixed rate payments on DJUBSTR Index and pay variable payments on the one month LIBOR + 12 bps.	$(6,485,458)	$3	$(6,485,461)
Credit Suisse International	05/15/12	77,242	Receive fixed rate payments on MSCI US REIT Index and pay variable payments on the one month LIBOR.	(7,244,564)	—	(7,244,564)
Deutsche Bank AG	05/15/12	47,504	Receive fixed rate payments on NDUEEGF Index and pay variable payments on the one month LIBOR + 58 bps.	(4,096,056)	—	(4,096,056)

				$(17,826,078)	$3	$(17,826,081)

# Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$160,394,210	$54,125,140	$—
Exchange Traded Funds	42,474,553	—	—
Preferred Stocks	2,789,978	—	—
Asset-Backed Securities	—	12,577,334	—
Bank Loans	—	7,541,243	—
Commercial Mortgage-Backed Securities	—	6,986,019	—
Convertible Bonds	—	1,647,205	—
Corporate Bonds	—	154,483,218	—
Foreign Government Bonds	—	1,714,967	—
Municipal Bonds	—	276,015	—
Residential Mortgage-Backed Securities	—	4,338,293	—
U.S. Government Agency Obligations	—	4,064,172	—
U.S. Government Mortgage-Backed Obligations	—	66,304,191	—
U.S. Treasury Obligations	—	82,630,848	—
Affiliated Money Market Mutual Fund	374,986,094	—	—
Short Sales – U.S. Government Mortgage-Backed Obligations	—	(13,244,749)	—
Other Financial Instruments*
Futures	(41,215)	—	—
Foreign Forward Currency Contracts	—	1,065,362	—
Interest Rate Swaps	—	18,428	—
Credit Default Swaps	—	—	16,555

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Level 1	Level 2	Level 3
Total Return Swaps	—	(17,826,081)	—

Total	$580,603,620	$366,701,605	$16,555

*   Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2011 categorized by risk exposure:

Derivative Fair Value at 9/30/11
Credit contracts	$16,555
Equity contracts	(17,852,220)
Foreign exchange contracts	1,065,362
Interest rate contracts	3,352

Total	$(16,766,951)

AST BLACKROCK VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.4%
COMMON STOCKS
Aerospace & Defense — 3.1%
General Dynamics Corp.	214,000	$12,174,460
Honeywell International, Inc.	157,800	6,928,998
Lockheed Martin Corp.(a)	130,000	9,443,200
Northrop Grumman Corp.	198,000	10,327,680
Raytheon Co.	125,000	5,108,750

		43,983,088

Agriculture — 1.6%
Lorillard, Inc.	100,000	11,070,000
Philip Morris International, Inc.	180,000	11,228,400

		22,298,400

Airlines — 0.5%
Delta Air Lines, Inc.*	967,700	7,257,750

Auto Parts & Equipment — 0.6%
Autoliv, Inc.(a)	22,000	1,067,000
TRW Automotive Holdings Corp.*	230,000	7,527,900

		8,594,900

Automobiles — 0.6%
General Motors Co.*(a)	409,100	8,255,638

Beverages — 1.1%
Constellation Brands, Inc. (Class A Stock)*	320,000	5,760,000
Dr. Pepper Snapple Group, Inc.	188,000	7,290,640
PepsiCo, Inc.	53,200	3,293,080

		16,343,720

Biotechnology — 2.7%
Amgen, Inc.	540,300	29,689,485
Biogen Idec, Inc.*	104,000	9,687,600

		39,377,085

Capital Markets — 0.4%
Bank of New York Mellon Corp. (The)	303,900	5,649,501

Chemicals — 2.6%
CF Industries Holdings, Inc.	63,000	7,773,570
E.I. du Pont de Nemours & Co.	247,700	9,900,569
Huntsman Corp.	660,000	6,382,200
LyondellBasell Industries NV (Netherlands) (Class A Stock)	360,000	8,794,800
Rockwood Holdings, Inc.*	50,000	1,684,500
RPM International, Inc.	80,000	1,496,000
Westlake Chemical Corp.	60,000	2,056,800

		38,088,439

Commercial Banks — 2.9%
East West Bancorp, Inc.	230,000	3,429,300
KeyCorp	1,617,000	9,588,810
Regions Financial Corp.(a)	787,000	2,620,710
U.S. Bancorp	359,600	8,464,984
Wells Fargo & Co.	727,100	17,537,652

		41,641,456

Commercial Services — 0.8%
DeVry, Inc.	90,000	3,326,400
Western Union Co. (The)	493,600	7,547,144

		10,873,544

Components — 1.4%
Corning, Inc.	1,193,100	14,746,716

	Shares	Value
COMMON STOCKS (Continued)
Components (cont’d.)
Vishay Intertechnology, Inc.*(a)	634,000	$5,300,240

		20,046,956

Computer Services & Software — 0.7%
Activision Blizzard, Inc.(a)	832,000	9,900,800

Computers — 1.4%
Lexmark International, Inc. (Class A Stock)*(a)	185,000	5,000,550
Seagate Technology PLC (Ireland)	780,000	8,018,400
Western Digital Corp.*(a)	295,000	7,587,400

		20,606,350

Computers & Peripherals — 0.7%
Dell, Inc.*	691,000	9,777,650

Construction & Engineering — 1.1%
Chicago Bridge & Iron Co.NV (Netherlands)	279,000	7,987,770
Jacobs Engineering Group, Inc.*(a)	256,100	8,269,469

		16,257,239

Consumer Finance — 2.2%
Capital One Financial Corp.(a)	291,000	11,532,330
Discover Financial Services	431,000	9,887,140
SLM Corp.	782,000	9,735,900

		31,155,370

Containers & Packaging — 0.4%
Sealed Air Corp.	322,000	5,377,400

Diversified Financial Services — 3.0%
Citigroup, Inc.	571,400	14,639,268
JPMorgan Chase & Co.	658,384	19,830,526
NASDAQ OMX Group, Inc. (The)*	361,000	8,353,540

		42,823,334

Diversified Manufacturing — 0.1%
Tyco International Ltd. (Switzerland)	40,000	1,630,000

Diversified Telecommunication Services —1.6%
AT&T, Inc.	520,800	14,853,216
Verizon Communications, Inc.(a)	210,700	7,753,760

		22,606,976

Electric Utilities — 1.0%
AES Corp. (The)*	230,000	2,244,800
Southern Co.(a)	284,200	12,041,554

		14,286,354

Electronic Components — 0.2%
PerkinElmer, Inc.	130,000	2,497,300

Electronic Equipment & Instruments — 0.8%
Tyco International Ltd. (Switzerland)	294,600	12,004,950

Energy — 0.2%
Exterran Holdings, Inc.*(a)	266,000	2,585,520

Energy Equipment & Services — 0.7%
Halliburton Co.	175,300	5,350,156
Nabors Industries Ltd. (Bermuda)*	400,000	4,904,000

		10,254,156

Food — 0.2%
General Mills, Inc.	82,000	3,154,540

Food & Staples Retailing — 2.1%
Kroger Co. (The)	874,900	19,212,804

AST BLACKROCK VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Safeway, Inc.	630,000	$10,476,900

		29,689,704

Food Products — 1.6%
Archer-Daniels-Midland Co.	281,100	6,974,091
Unilever NV (Netherlands)	497,200	15,656,828

		22,630,919

Healthcare Equipment & Supplies — 1.8%
Baxter International, Inc.	376,600	21,142,324
Kinetic Concepts, Inc.*	80,000	5,271,200

		26,413,524

Healthcare Products — 1.4%
Medtronic, Inc.	350,700	11,657,268
Zimmer Holdings, Inc.*	163,000	8,720,500

		20,377,768

Healthcare Providers & Services — 1.5%
Cardinal Health, Inc.	255,000	10,679,400
CIGNA Corp.	258,000	10,820,520

		21,499,920

Healthcare Services — 3.5%
Aetna, Inc.	466,900	16,971,815
Coventry Health Care, Inc.*	344,000	9,910,640
Torchmark Corp.(a)	90,000	3,137,400
UnitedHealth Group, Inc.	157,000	7,240,840
WellPoint, Inc.	197,000	12,860,160

		50,120,855

Household Products — 1.1%
Kimberly-Clark Corp.	120,500	8,556,705
Procter & Gamble Co. (The)	120,000	7,581,600

		16,138,305

Industrial Conglomerates — 1.6%
General Electric Co.	1,472,600	22,442,424

Insurance — 8.0%
ACE Ltd. (Switzerland)	263,700	15,980,220
Aflac, Inc.	215,300	7,524,735
American Financial Group, Inc.	239,000	7,425,730
Arch Capital Group Ltd. (Bermuda)*(a)	50,000	1,633,750
Assurant, Inc.	188,000	6,730,400
Hartford Financial Services Group, Inc. (The)(a)	228,200	3,683,148
HCC Insurance Holdings, Inc.	50,000	1,352,500
Lincoln National Corp.	726,800	11,359,884
MetLife, Inc.	509,300	14,265,493
Principal Financial Group, Inc.(a)	470,000	10,654,900
Protective Life Corp.	326,000	5,095,380
Reinsurance Group of America, Inc.	110,000	5,054,500
Travelers Cos., Inc. (The)	256,800	12,513,864
Unum Group	510,000	10,689,600
XL Group PLC (Ireland)	40,000	752,000

		114,716,104

Internet Software & Services — 0.6%
Expedia, Inc.(a)	360,000	9,270,000

Investment Companies — 0.5%
American Capital Ltd.*(a)	1,003,000	6,840,460

	Shares	Value
COMMON STOCKS (Continued)
IT Services — 0.6%
International Business Machines Corp.	52,200	$9,136,566

Machinery — 0.6%
AGCO Corp.*	150,000	5,185,500
Timken Co.	91,000	2,986,620

		8,172,120

Media — 3.9%
CBS Corp. (Class B Stock)	507,000	10,332,660
Comcast Corp. (Special Class A Stock)(a)	433,100	8,960,839
DISH Network Corp. (Class A Stock)*	367,000	9,197,020
Time Warner Cable, Inc.	144,000	9,024,480
Time Warner, Inc.(a)	220,400	6,605,388
Viacom, Inc. (Class B Stock)	235,600	9,127,144
Walt Disney Co. (The)	84,300	2,542,488

		55,790,019

Metals & Mining — 1.8%
Alcoa, Inc.	1,726,900	16,526,433
Nucor Corp.	176,400	5,581,296
United States Steel Corp.(a)	201,900	4,443,819

		26,551,548

Miscellaneous Manufacturing — 0.4%
Textron, Inc.(a)	345,100	6,087,564

Multi-Utilities — 1.3%
Dominion Resources, Inc.	243,500	12,362,495
NRG Energy, Inc.*(a)	318,000	6,744,780

		19,107,275

Office Equipment — 0.2%
Pitney Bowes, Inc.(a)	180,000	3,384,000

Oil & Gas — 11.8%
Chevron Corp.	454,320	42,033,686
ConocoPhillips	363,000	22,985,160
Devon Energy Corp.	124,400	6,896,736
Ensco PLC (United Kingdom), ADR	194,100	7,847,463
Exxon Mobil Corp.	274,000	19,900,620
Hess Corp.	106,100	5,566,006
Hollyfrontier Corp.	220,000	5,768,400
Marathon Oil Corp.	855,100	18,453,058
Murphy Oil Corp.	180,000	7,948,800
Noble Corp. (Switzerland)*(a)	260,500	7,645,675
Peabody Energy Corp.	160,600	5,441,128
Tesoro Corp.*(a)	460,000	8,956,200
Valero Energy Corp.	584,000	10,383,520

		169,826,452

Oil, Gas & Consumable Fuels — 0.3%
Helmerich & Payne, Inc.(a)	117,000	4,750,200

Paper & Forest Products — 1.9%
Domtar Corp.	140,000	9,543,800
International Paper Co.	440,000	10,230,000
MeadWestvaco Corp.	295,000	7,245,200

		27,019,000

Pharmaceuticals — 9.9%
Abbott Laboratories	142,000	7,261,880
Bristol-Myers Squibb Co.(a)	654,000	20,522,520
Eli Lilly & Co.	592,800	21,915,816
Forest Laboratories, Inc.*	322,000	9,914,380
Johnson & Johnson	178,100	11,346,751

AST BLACKROCK VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Merck & Co., Inc.	628,641	$20,562,847
Pfizer, Inc.	2,870,400	50,748,672

		142,272,866

Retail — 0.9%
CVS Caremark Corp.	63,000	2,115,540
Sally Beauty Holdings, Inc.*	100,000	1,660,000
Walgreen Co.	265,000	8,715,850

		12,491,390

Semiconductors — 2.5%
Atmel Corp.*	1,000	8,070
Intel Corp.	13,000	277,290
Intersil Corp. (Class A Stock)(a)	140,000	1,440,600
LSI Corp.*	3,305,900	17,124,562
Marvell Technology Group Ltd. (Bermuda)*	666,000	9,676,980
Micron Technology, Inc.*	1,360,800	6,858,432

		35,385,934

Semiconductors & Semiconductor Equipment — 1.5%
Applied Materials, Inc.	1,040,000	10,764,000
KLA-Tencor Corp.	70,000	2,679,600
Novellus Systems, Inc.*	280,000	7,632,800

		21,076,400

Software — 2.9%
Microsoft Corp.	1,351,300	33,633,857
Symantec Corp.*	523,000	8,524,900

		42,158,757

Specialty Retail — 1.3%
Foot Locker, Inc.	469,000	9,422,210
GameStop Corp. (Class A Stock)*(a)	421,000	9,725,100

		19,147,310

Telecommunications — 1.0%
Cisco Systems, Inc.	210,300	3,257,547
Motorola Solutions, Inc.	262,000	10,977,800

		14,235,347

Utilities — 0.4%
Ameren Corp.	200,000	5,954,000

Wireless Telecommunication Services — 0.9%
Sprint Nextel Corp.*	3,191,000	9,700,640
Telephone & Data Systems, Inc.	175,000	3,718,750

		13,419,390

TOTAL LONG-TERM INVESTMENTS
(cost $1,612,457,865)		1,443,434,537

	Shares	Value
SHORT-TERM INVESTMENT — 11.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $170,519,191; includes $168,699,236 of cash collateral for securities on loan)(b)(w)	170,519,191	$170,519,191

TOTAL INVESTMENTS — 112.3%
(cost $1,782,977,056)		1,613,953,728
Liabilities in excess of other assets — (12.3)%		(176,828,276)

NET ASSETS — 100.0%		$1,437,125,452

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
NASDAQ	National Association of Securities Dealers Automated Quotations
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $158,800,851; cash collateral of $168,699,236 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST BLACKROCK VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 –

other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,443,434,537	$—	$—
Affiliated Money Market Mutual Fund	170,519,191	—	—

Total	$1,613,953,728	$—	$—

AST BOND PORTFOLIO 2015

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 63.5%

ASSET-BACKED SECURITIES — 5.7%
American Express Credit Account Master Trust, Series 2010-1, Class A	Aaa	0.479%	(c)	11/15/15	$1,050	$1,052,396
Capital Auto Receivables Asset Trust, Series 2007-2, Class APT	Aaa	0.509%	(c)	02/15/14	59	58,651
Chase Issuance Trust, Series 2005-A11, Class A	Aaa	0.299%	(c)	12/15/14	1,000	999,678
Chase Issuance Trust, Series 2007-A16, Class A16	Aaa	0.647%	(c)	06/15/14	700	700,788
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	Aaa	0.407%	(c)	12/15/18	1,000	986,377
Discover Card Master Trust, Series 2009-A2, Class A	Aaa	1.529%	(c)	02/17/15	1,200	1,212,773
Ford Credit Auto Owner Trust, Series 2009-D, Class A3	Aaa	2.170%		10/15/13	462	465,223
Huntington Auto Trust, Series 2009-1A, Class A3, 144A	Aaa	3.940%		06/15/13	167	167,385
MBNA Credit Card Master Note Trust, Series 2005-A10, Class A10	Aaa	0.289%	(c)	11/16/15	1,000	999,352

TOTAL ASSET-BACKED SECURITIES
(cost $6,134,886)						6,642,623

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.0%
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A2	Aaa	5.309%		10/10/45	421	421,259
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A3	Aaa	5.896%	(c)	09/11/38	798	818,053
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AAB	AAA(d)	5.703%		06/11/50	600	635,660
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2	AAA(d)	5.330%		01/12/45	480	482,980
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A2	AAA(d)	5.588%		09/11/42	1,000	1,018,400
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A4	Aaa	5.526%	(c)	01/15/46	520	550,720
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A2	AAA(d)	5.690%		06/10/46	147	147,361
Credit Suisse Mortgage Capital Certificates, Series 2007-C1, Class A2	Aaa	5.268%		02/15/40	342	342,166
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 144A	Aaa	3.527%		07/10/44	196	198,947
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	Aaa	3.642%		08/10/44	290	299,060
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%		12/10/49	657	660,551
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%		03/10/39	1,072	1,078,854
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AA-(d)	5.553%	(c)	04/10/38	300	318,441
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	1,300	1,373,788
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A2	Aaa	5.778%	(c)	08/10/45	894	908,756
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A3A, 144A	Aaa	5.491%	(c)	12/12/44	430	434,336
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A2	Aaa	6.058%	(c)	04/15/45	143	143,038

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.990%	(c)	06/15/49	$700	$710,291
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2	Aaa	5.827%		02/15/51	388	396,006
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C5, Class A3	Aaa	4.171%		08/15/46	200	206,085
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A2	Aaa	5.532%		03/15/32	44	44,299
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2	Aaa	5.262%		09/15/39	144	144,380
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%	(c)	08/12/43	600	658,948
Morgan Stanley Capital I, Series 2006-HQ10, Class A2	Aaa	5.283%		11/12/41	16	15,796
Morgan Stanley Capital I, Series 2007-HQ11, Class A2	Aaa	5.359%		02/12/44	583	585,582
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4	Aaa	5.418%	(c)	01/15/45	1,000	1,076,246
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A2	Aaa	5.684%	(c)	05/15/43	169	168,549
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A2	Aaa	5.624%		07/15/45	10	10,166
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A2	Aaa	5.275%		11/15/48	473	472,455
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2	Aaa	6.051%	(c)	02/15/51	931	940,295

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $13,843,045)						15,261,468

CORPORATE BONDS — 16.9%

Aerospace & Defense — 0.4%
Boeing Co. (The), Sr. Unsec’d. Notes(h)	A2	3.500%		02/15/15	400	429,009

Banking — 4.0%
American Express Co., Sr. Unsec’d. Notes	A3	7.250%		05/20/14	245	277,672
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	4.500%		04/01/15	425	402,791
Canadian Imperial Bank of Commerce (Canada), Covered Notes, 144A	Aaa	0.900%		09/19/14	1,000	994,835
Citigroup, Inc., Sub. Notes	Baa1	5.000%		09/15/14	475	465,861
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(h)	A1	3.625%		02/07/16	260	253,130
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	Aa3	3.700%		01/20/15	500	512,329
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.375%		10/15/15	500	496,019
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A(h)	Aaa	4.200%		05/13/14	525	557,365
Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A	Aaa	0.875%		09/12/14	800	797,017

						4,757,019

Capital Goods — 1.1%
ITT Corp., Sr. Unsec’d. Notes	Baa2	4.900%		05/01/14	510	557,546
United Technologies Corp., Sr. Unsec’d. Notes(h)	A2	5.375%		12/15/17	455	527,694
Xylem, Inc., Gtd. Notes, 144A	Baa2	3.550%		09/20/16	190	190,710

						1,275,950

Consumer — 0.3%
Clorox Co. (The), Sr. Unsec’d. Notes	Baa1	5.450%		10/15/12	400	417,227

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric — 0.5%
Carolina Power & Light Co., First Mtge. Bonds	A1	5.300%	01/15/19	$165	$194,623
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.050%	03/15/14	350	385,253

					579,876

Energy - Integrated — 2.4%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	80	82,662
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.500%	09/15/14	500	539,020
ConocoPhillips, Gtd. Notes(h)	A1	4.750%	02/01/14	965	1,050,086
Statoil ASA (Norway), Gtd. Notes	Aa2	3.875%	04/15/14	300	322,271
Total Capital Canada Ltd. (Canada), Gtd. Notes	Aa1	1.625%	01/28/14	775	788,587

					2,782,626

Foods — 1.2%
Coca-Cola Refreshments USA, Inc., Sr. Unsec’d. Notes(h)	A+(d)	4.250%	03/01/15	565	620,030
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	360	401,870
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	4.250%	09/15/15	400	429,278

					1,451,178

Healthcare & Pharmaceutical — 1.3%
Novartis Capital Corp., Gtd. Notes	Aa2	4.125%	02/10/14	500	537,631
Pfizer, Inc., Sr. Unsec’d. Notes	A1	5.350%	03/15/15	500	569,644
Roche Holdings, Inc., Gtd. Notes, 144A(h)	A1	5.000%	03/01/14	383	421,112

					1,528,387

Insurance — 0.1%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	110	108,977

Media & Entertainment — 0.2%
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	2.100%	04/01/14	190	192,877

Metals — 0.2%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.500%	04/01/14	200	219,689

Non-Captive Finance — 0.4%
General Electric Capital Corp., Sr. Unsec’d. Notes(h)	Aa2	5.900%	05/13/14	475	519,281

Pipelines & Other — 0.6%
Enterprise Products Operating LLC, Gtd. Notes	Baa3	4.600%	08/01/12	700	718,271

Retailers — 1.9%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	4.875%	09/15/14	500	546,184
TJX Cos., Inc., Sr. Unsec’d. Notes(h)	A3	4.200%	08/15/15	725	793,926
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(h)	Aa2	3.000%	02/01/14	800	843,282

					2,183,392

Technology — 0.3%
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	300	317,333

Telecommunications — 2.0%
AT&T, Inc., Sr. Unsec’d. Notes(h)	A2	5.100%	09/15/14	1,000	1,098,202

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	6.175%		06/18/14	$560	$557,290
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	3.992%		02/16/16	280	266,427
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	4.949%		01/15/15	500	493,297

						2,415,216

TOTAL CORPORATE BONDS (cost $19,031,050)						19,896,308

MUNICIPAL BOND — 0.2%
State of California GO, Taxable Var. Purp. 3 (cost $251,545)	A1	5.450%		04/01/15	250	276,358

NON-CORPORATE FOREIGN AGENCIES — 2.0%
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.000%		06/16/14	870	874,998
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.375%		08/25/21	1,465	1,458,192

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $2,328,395)						2,333,190

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.5%
Federal Home Loan Mortgage Corp		2.000%		08/25/16	370	383,057
Federal National Mortgage Association(h)		1.250%		09/28/16	1,465	1,462,258
Israel Government AID Bond (Israel), Series 4-Z, Gov’t. Gtd. Notes		1.230	%(s)	02/15/16	630	597,301
Israel Government AID Bond (Israel), Series 6-Z, Gov’t. Gtd. Notes		1.230	%(s)	02/15/16	585	554,636
PNC Funding Corp., FDIC Gtd. Notes		0.446	%(c)	04/01/12	14,000	14,025,984

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $16,980,498)						17,023,236

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 9.8%
Government National Mortgage Association		4.000%		08/20/40-06/20/41	9,196	9,853,714
Government National Mortgage Association		4.000%		TBA	1,500	1,604,297

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $11,025,610)						11,458,011

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Bonds		3.750%		08/15/41	15	17,463
U.S. Treasury Bonds(h)		4.375%		05/15/41	430	555,508
U.S. Treasury Notes		0.250%		09/15/14	215	213,942
U.S. Treasury Notes(k)		0.625%		06/30/12	600	602,064
U.S. Treasury Notes(h)		2.125%		08/15/21	220	223,885

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,490,712)						1,612,862

TOTAL LONG-TERM INVESTMENTS (cost $71,085,741)						74,504,056

					Shares
SHORT-TERM INVESTMENT — 29.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $34,907,929)(w)					34,907,929	34,907,929

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Value
TOTAL INVESTMENTS — 93.2% (cost $105,993,670)	$109,411,985
Other assets in excess of liabilities(x) — 6.8%	8,040,379

NET ASSETS — 100.0%	$117,452,364

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FDIC	Federal Deposit Insurance Corp.
GO	General Obligation
LIBOR	London Interbank Offered Rate
MBNA	Maryland Bank National Association
MTN	Medium Term Note
TBA	To Be Announced
†	The ratings reflected are as of September 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2011.
(d)	Standard & Poor’s Rating.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at September 30, 2011.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at September 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized Appreciation (Depreciation)(1)
Long Position:
8	10 Year U.S. Treasury Notes	Dec. 2011	$1,036,276	$ 1,040,750	$ 4,474

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2011.

Interest rate swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
Bank of America N.A.(2)	06/09/14	$870	1.031%	3 month LIBOR	$(10,940)	$—	$(10,940)
Bank of America N.A.(2)	08/09/16	1,950	1.425%	3 month LIBOR	22,722	—	22,722
Bank of America N.A.(2)	07/27/21	600	3.094%	3 month LIBOR	(58,006)	—	(58,006)
Bank of America N.A.(2)	07/28/21	630	3.088%	3 month LIBOR	(60,491)	—	(60,491)
Bank of America N.A.(2)	08/25/21	1,465	2.222%	3 month LIBOR	(19,965)	—	(19,965)
Bank of America N.A.(2)	09/13/21	390	2.171%	3 month LIBOR	(2,944)	—	(2,944)
Barclays Bank PLC(2)	09/12/14	800	0.656%	3 month LIBOR	1,500	—	1,500
Barclays Bank PLC(2)	09/28/15	520	0.918%	3 month LIBOR	1,299	—	1,299
Barclays Bank PLC(2)	08/09/16	2,600	1.460%	3 month LIBOR	(34,762)	—	(34,762)
Barclays Bank PLC(1)	08/10/16	4,400	1.413%	3 month LIBOR	48,354	—	48,354
Barclays Bank PLC(1)	08/23/16	1,250	1.185%	3 month LIBOR	(1,214)	—	(1,214)
Barclays Bank PLC(2)	08/31/16	1,840	1.251%	3 month LIBOR	(3,404)	—	(3,404)
Barclays Bank PLC(2)	08/31/16	1,260	1.303%	3 month LIBOR	(5,491)	—	(5,491)
Barclays Bank PLC(2)	09/02/16	1,750	1.263%	3 month LIBOR	(3,860)	—	(3,860)
Barclays Bank PLC(2)	09/06/16	1,250	1.243%	3 month LIBOR	(1,244)	—	(1,244)
Barclays Bank PLC(2)	09/28/16	1,465	1.238%	3 month LIBOR	684	—	684
Barclays Bank PLC(2)	09/28/16	1,300	1.183%	3 month LIBOR	4,149	—	4,149
Barclays Bank PLC(2)	09/29/16	1,025	1.255%	3 month LIBOR	(309)	—	(309)
Barclays Bank PLC(1)	08/17/18	8,100	1.838%	3 month LIBOR	99,732	—	99,732
Barclays Bank PLC(1)	09/15/18	720	1.671%	3 month LIBOR	(724)	—	(724)
Barclays Bank PLC(2)	09/10/20	3,875	2.620%	3 month LIBOR	(210,724)	—	(210,724)

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
Barclays Bank PLC(2)	08/04/21	$250	2.803%	3 month LIBOR	$(17,245)	$—	$(17,245)
Barclays Bank PLC(2)	08/15/21	675	2.380%	3 month LIBOR	(19,597)	—	(19,597)
Barclays Bank PLC(2)	08/19/21	400	2.350%	3 month LIBOR	(10,392)	—	(10,392)
Barclays Bank PLC(1)	09/06/21	400	2.248%	3 month LIBOR	6,035	—	6,035
Barclays Bank PLC(2)	09/09/21	1,310	2.205%	3 month LIBOR	(14,338)	—	(14,338)
Barclays Bank PLC(1)	09/12/21	7,200	2.205%	3 month LIBOR	77,146	—	77,146
Barclays Bank PLC(1)	09/14/21	545	2.160%	3 month LIBOR	3,502	—	3,502
Barclays Bank PLC(1)	09/16/21	405	2.213%	3 month LIBOR	4,504	—	4,504
Barclays Bank PLC(2)	09/21/21	1,035	2.170%	3 month LIBOR	(7,079)	—	(7,079)
Barclays Bank PLC(1)	09/22/21	915	2.158%	3 month LIBOR	5,139	—	5,139
Barclays Bank PLC(1)	08/15/41	310	3.245%	3 month LIBOR	37,018	—	37,018
Barclays Bank PLC(1)	08/18/41	185	3.348%	3 month LIBOR	26,051	—	26,051
Barclays Bank PLC(1)	09/08/41	290	2.954%	3 month LIBOR	16,311	—	16,311
Barclays Bank PLC(1)	09/09/41	400	3.019%	3 month LIBOR	27,995	—	27,995
Barclays Bank PLC(2)	09/14/41	470	2.944%	3 month LIBOR	(25,253)	—	(25,253)
Citibank N.A.(2)	12/31/15	2,300	1.922%	3 month LIBOR	(130,823)	—	(130,823)
Citibank N.A.(2)	08/04/16	670	1.528%	3 month LIBOR	(11,390)	—	(11,390)
Citibank N.A.(2)	08/18/16	710	1.230%	3 month LIBOR	(1,112)	—	(1,112)
Citibank N.A.(1)	02/15/17	1,780	3.363%	3 month LIBOR	194,575	—	194,575
Citibank N.A.(2)	10/18/20	6,555	2.596%	3 month LIBOR	(405,190)	—	(405,190)
Citibank N.A.(1)	07/20/21	1,150	3.035%	3 month LIBOR	105,559	—	105,559
Citibank N.A.(2)	08/09/21	360	2.625%	3 month LIBOR	(18,786)	—	(18,786)
Citibank N.A.(1)	08/24/21	660	2.250%	3 month LIBOR	10,766	—	10,766
Citibank N.A.(1)	08/24/21	660	2.255%	3 month LIBOR	11,070	—	11,070
Citibank N.A.(2)	09/23/21	390	2.099%	3 month LIBOR	(51)	—	(51)
Citibank N.A.(1)	10/04/21	270	2.108%	3 month LIBOR	19	—	19
Citibank N.A.(2)	08/17/26	765	2.965%	3 month LIBOR	(51,848)	—	(51,848)
Citibank N.A.(2)	08/24/41	300	3.065%	3 month LIBOR	(24,222)	—	(24,222)
Citibank N.A.(2)	08/24/41	300	3.074%	3 month LIBOR	(24,775)	—	(24,775)
Citibank N.A.(2)	09/12/41	700	3.053%	3 month LIBOR	(53,746)	—	(53,746)
Citibank N.A.(1)	09/29/41	290	2.845%	3 month LIBOR	9,274	—	9,274
JPMorgan Chase Bank(2)	09/19/14	1,000	0.669%	3 month LIBOR	1,688	—	1,688
JPMorgan Chase Bank(1)	12/31/15	11,400	4.609%	3 month LIBOR	3,578,925	—	3,578,925
JPMorgan Chase Bank(1)	12/31/15	8,965	3.957%	3 month LIBOR	2,212,050	—	2,212,050
JPMorgan Chase Bank(1)	12/31/15	8,001	4.212%	3 month LIBOR	2,135,972	—	2,135,972
JPMorgan Chase Bank(1)	12/31/15	6,936	4.493%	3 month LIBOR	2,096,665	—	2,096,665
JPMorgan Chase Bank(1)	12/31/15	2,250	1.288%	3 month LIBOR	25,830	—	25,830
JPMorgan Chase Bank(1)	05/15/18	800	2.318%	3 month LIBOR	35,155	—	35,155
Merrill Lynch Capital Services, Inc.(1)	12/31/15	116,500	2.053%	3 month LIBOR	7,560,767	—	7,560,767
Morgan Stanley Capital Services(2)	12/31/15	24,615	1.707%	3 month LIBOR	(801,154)	—	(801,154)
Morgan Stanley Capital Services(2)	12/31/15	7,000	3.585%	3 month LIBOR	(1,398,515)	—	(1,398,515)
Morgan Stanley Capital Services(2)	12/31/15	6,000	2.821%	3 month LIBOR	(871,878)	—	(871,878)
Morgan Stanley Capital Services(2)	12/31/15	5,000	3.024%	3 month LIBOR	(743,948)	—	(743,948)
Morgan Stanley Capital Services(2)	12/31/15	4,500	2.990%	3 month LIBOR	(701,402)	—	(701,402)
Morgan Stanley Capital Services(2)	12/31/15	3,650	3.304%	3 month LIBOR	(626,409)	—	(626,409)
Morgan Stanley Capital Services(2)	12/31/15	2,000	3.245%	3 month LIBOR	(334,027)	—	(334,027)
Morgan Stanley Capital Services(2)	12/31/15	2,000	3.017%	3 month LIBOR	(315,549)	—	(315,549)
Morgan Stanley Capital Services(2)	12/31/15	2,000	3.055%	3 month LIBOR	(321,286)	—	(321,286)
Morgan Stanley Capital Services(2)	12/31/15	2,000	3.401%	3 month LIBOR	(360,440)	—	(360,440)
Morgan Stanley Capital Services(2)	12/31/15	2,000	3.442%	3 month LIBOR	(366,233)	—	(366,233)
Morgan Stanley Capital Services(2)	12/31/15	2,000	3.414%	3 month LIBOR	(358,075)	—	(358,075)
Morgan Stanley Capital Services(2)	12/31/15	1,500	3.326%	3 month LIBOR	(265,714)	—	(265,714)
Morgan Stanley Capital Services(2)	12/31/15	1,000	3.555%	3 month LIBOR	(195,830)	—	(195,830)
Morgan Stanley Capital Services(2)	08/22/16	750	1.168%	3 month LIBOR	1,312	—	1,312
Morgan Stanley Capital Services(1)	08/26/16	1,260	1.299%	3 month LIBOR	5,567	—	5,567
Morgan Stanley Capital Services(1)	09/27/16	3,170	1.111%	3 month LIBOR	(20,951)	—	(20,951)
Morgan Stanley Capital Services(1)	08/30/18	920	1.850%	3 month LIBOR	11,246	—	11,246
Morgan Stanley Capital Services(2)	09/17/20	2,735	2.708%	3 month LIBOR	(167,677)	—	(167,677)
Morgan Stanley Capital Services(1)	06/08/21	1,300	4.640%	3 month LIBOR	92,401	—	92,401
Morgan Stanley Capital Services(1)	09/06/21	685	2.431%	3 month LIBOR	21,946	—	21,946

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
Morgan Stanley Capital Services(1)	10/03/21	$405	2.160%	3 month LIBOR	$2,005	$—	$2,005
UBS AG(2)	09/06/13	15,000	0.510%	3 month LIBOR	15,817	—	15,817
UBS AG(2)	09/06/14	7,600	0.632%	3 month LIBOR	18,878	—	18,878
UBS AG(1)	10/03/14	3,000	0.720%	3 month LIBOR	(1,674)	—	(1,674)
UBS AG(1)	08/11/16	7,800	1.465%	3 month LIBOR	105,253	—	105,253
UBS AG(1)	08/12/16	500	1.200%	3 month LIBOR	240	—	240
UBS AG(1)	10/03/16	3,130	1.273%	3 month LIBOR	2,768	—	2,768
UBS AG(2)	09/06/18	7,300	1.704%	3 month LIBOR	(13,582)	—	(13,582)
UBS AG(2)	10/01/20	1,465	2.523%	3 month LIBOR	(82,896)	—	(82,896)
UBS AG(1)	08/22/21	400	2.204%	3 month LIBOR	4,880	—	4,880
UBS AG(1)	09/06/21	575	2.223%	3 month LIBOR	7,349	—	7,349
UBS AG(2)	09/06/41	300	3.110%	3 month LIBOR	(26,790)	—	(26,790)
UBS AG(2)	09/06/41	300	3.028%	3 month LIBOR	(21,576)	—	(21,576)

					$9,424,587	$—	$9,424,587

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2011.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$6,642,623	$—
Commercial Mortgage-Backed Securities	—	15,261,468	—
Corporate Bonds	—	19,896,308	—
Municipal Bond	—	276,358	—
Non-Corporate Foreign Agencies	—	2,333,190	—
U.S. Government Agency Obligations	—	17,023,236	—
U.S. Government Mortgage-Backed Securities	—	11,458,011	—
U.S. Treasury Obligations	—	1,612,862	—
Affiliated Money Market Mutual Fund	34,907,929	—	—
Other Financial Instruments*
Futures Contracts	4,474	—	—
Interest Rate Swaps	—	9,424,587	—

Total	$34,912,403	$83,928,643	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2016

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 53.6%

ASSET-BACKED SECURITIES — 3.3%
American Express Credit Account Master Trust, Series 2010-1, Class A	Aaa	0.479	%(c)	11/15/15	$700	$701,597
BA Credit Card Trust, Series 2006-A14, Class A14	Aaa	0.289	%(c)	04/15/16	90	89,932
Bank of America Auto Trust, Series 2009-3A, Class A3, 144A	Aaa	1.670%		12/15/13	45	45,200
Bank One Issuance Trust, Series 2003-A4, Class A4	Aaa	0.479	%(c)	01/15/16	700	701,923
Capital Auto Receivables Asset Trust, Series 2007-2, Class APT	Aaa	0.509	%(c)	02/15/14	52	51,599
Chase Issuance Trust, Series 2008-A6, Class A6	Aaa	1.429	%(c)	05/15/15	60	61,081
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	Aaa	5.650%		09/20/19	570	680,905
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6	Baa2	6.300%		06/20/14	200	206,870
Ford Credit Auto Owner Trust, Series 2009-D, Class A3	Aaa	2.170%		10/15/13	62	62,030
Harley-Davidson Motorcycle Trust, Series 2009-2, Class A3	Aaa	2.620%		03/15/14	40	40,381
Honda Auto Receivables Owner Trust, Series 2009-2, Class A3	AAA(d)	2.790%		01/15/13	26	25,818
Huntington Auto Trust, Series 2009-1A, Class A3, 144A	Aaa	3.940%		06/15/13	108	108,800
MBNA Credit Card Master Note Trust, Series 2005-A10, Class A10	Aaa	0.289	%(c)	11/16/15	650	649,578
MMCA Automobile Trust, Series 2009-A, Class A3, 144A	Aaa	3.930%		03/15/13	27	27,253

TOTAL ASSET-BACKED SECURITIES (cost $3,403,433)						3,452,967

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.1%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A4	Aaa	5.526	%(c)	01/15/46	450	476,585
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4	AAA(d)	5.595	%(c)	02/15/39	500	535,039
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 144A	Aaa	3.527%		07/10/44	196	198,947
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	Aaa	3.642%		08/10/44	250	257,810
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%		12/10/49	493	495,413
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AA-(d)	5.553	%(c)	04/10/38	300	318,441
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	1,000	1,056,760
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4	Aaa	4.918	%(c)	10/15/42	300	322,380
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2.	Aaa	5.990	%(c)	06/15/49	525	532,718
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C5, Class A3	Aaa	4.171%		08/15/46	200	206,085
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3	Aaa	4.647%		07/15/30	210	211,443
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6	Aaa	5.392	%(c)	11/12/37	200	218,901
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742	%(c)	08/12/43	400	439,299

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I, Series 2006-T21, Class A4	Aaa	5.162	%(c)	10/12/52	$500	$540,484
Morgan Stanley Capital I, Series 2006-HQ9, Class A4	AAA(d)	5.731	%(c)	07/12/44	500	544,263

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $6,294,485)						6,354,568

CORPORATE BONDS — 9.1%

Banking — 3.9%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%		05/20/19	100	126,211
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	4.500%		04/01/15	140	132,684
Canadian Imperial Bank of Commerce (Canada), Covered Notes, 144A	Aaa	0.900%		09/19/14	800	795,868
Canadian Imperial Bank of Commerce (Canada), Covered Notes, 144A	Aaa	2.000%		02/04/13	1,000	1,014,858
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750%		07/15/21	100	100,165
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.375%		08/09/20	100	103,602
Citigroup, Inc., Sub. Notes	Baa1	5.000%		09/15/14	175	171,633
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.250%		07/27/21	100	98,652
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	5.375%		03/15/20	125	124,134
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.350%		08/15/21	100	101,051
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.400%		07/22/20	125	126,467
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.375%		10/15/15	175	173,607
Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A	Aaa	0.875%		09/12/14	600	597,763
US Bancorp, Sr. Unsec’d. Notes	Aa3	4.200%		05/15/14	215	230,735
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	5.625%		12/11/17	150	169,642

						4,067,072

Cable — 0.1%
Comcast Corp., Gtd. Notes	Baa1	6.500%		01/15/15	100	113,972

Capital Goods — 0.4%
Caterpillar, Inc., Sr. Unsec’d. Notes	A2	3.900%		05/27/21	100	107,851
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $89,861; purchased 06/24/10)(f)	Baa1	2.750%		07/01/13(g)	90	91,048
Xylem, Inc., Gtd. Notes, 144A	Baa2	3.550%		09/20/16	150	150,561

						349,460

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%		05/15/14	175	198,760

Electric — 0.1%
TECO Finance, Inc., Gtd. Notes	Baa3	4.000%		03/15/16	100	105,418

Energy - Integrated — 0.6%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%		10/01/15	85	87,829
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.200%		03/11/16	65	67,764
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.500%		09/15/14	200	215,608

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Energy - Integrated (cont’d.)
PC Financial Partnership, Gtd. Notes	Baa2	5.000%	11/15/14	$100	$108,473
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/24/15	150	158,566

					638,240

Energy - Other — 0.1%
Weatherford International, Inc., Gtd. Notes	Baa2	6.350%	06/15/17	100	112,951

Foods — 0.2%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	4.125%	01/15/15	90	97,533
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa1	6.120%	05/01/13	125	134,132

					231,665

Healthcare & Pharmaceutical — 0.7%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	2.700%	05/27/15	200	209,948
Medtronic, Inc., Sr. Unsec’d. Notes	A1	3.000%	03/15/15	100	105,873
Teva Pharmaceutical Finance III LLC (Netherlands Antilles), Gtd. Notes	A3	3.000%	06/15/15	170	178,203
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	A3	2.250%	08/15/16	235	238,274

					732,298

Insurance — 0.4%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	90	89,163
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300%	06/15/15	55	57,878
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	130	135,287
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	150	152,232

					434,560

Media & Entertainment — 0.3%
Discovery Communications LLC, Gtd. Notes	Baa2	4.375%	06/15/21	100	103,326
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	2.100%	04/01/14	130	131,969
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	4.375%	04/01/21	100	102,714

					338,009

Metals — 0.2%
Noranda, Inc. (Canada), Gtd. Notes	Baa2	7.250%	07/15/12	150	156,482
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.850%	08/15/17	25	26,343

					182,825

Non-Captive Finance — 0.4%
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	4.625%	01/07/21	100	103,785
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.900%	05/13/14	175	191,314
General Electric Capital Corp., Sub. Notes	Aa3	5.300%	02/11/21	100	103,740

					398,839

Pipelines & Other — 0.1%
Enterprise Products Operating LLC, Gtd. Notes	Baa3	5.200%	09/01/20	125	137,438

Retailers — 0.4%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	3.250%	05/18/15	200	210,489

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Retailers (cont’d.)
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.250%		12/15/17	$150	$177,941

						388,430

Telecommunications — 0.8%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375%		09/08/16	200	193,400
AT&T, Inc., Sr. Unsec’d. Notes	A2	2.500%		08/15/15	305	311,801
AT&T, Inc., Sr. Unsec’d. Notes	A2	3.875%		08/15/21	100	102,866
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	4.950%		09/30/14	100	96,329
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%		04/01/21	100	110,534

						814,930

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	8.500%		11/10/13	200	228,103

TOTAL CORPORATE BONDS (cost $9,434,691)						9,472,970

NON-CORPORATE FOREIGN AGENCIES — 1.4%
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.000%		06/16/14	234	235,344
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.375%		08/25/21	1,160	1,154,609

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $1,390,194)						1,389,953

U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.6%
Federal Home Loan Banks		1.375%		05/28/14	3,300	3,367,653
Federal Home Loan Mortgage Corp.		2.000%		08/25/16	2,000	2,070,576
Federal National Mortgage Association		0.625%		10/30/14	6,820	6,802,084
Federal National Mortgage Association		1.250%		09/28/16	1,160	1,157,828
Financing Corp. FICO Strips Coupon, Series D-P		2.070	%(n)	09/26/19	1,850	1,570,352
Financing Corp. FICO Strips Principal, Series 15P		2.050	%(s)	03/07/19	2,250	1,948,430
Israel Government AID Bond (Israel), Series 4-Z, Gov’t. Gtd. Notes		1.230	%(s)	02/15/16	513	486,373
Israel Government AID Bond (Israel), Series 6-Z, Gov’t. Gtd. Notes		1.230	%(s)	02/15/16	477	452,242
Israel Government AID Bond (Israel), Series 11-Z, Gtd. Notes		2.040	%(s)	05/15/19	1,565	1,341,341
Resolution Funding Corp. Interest Strip, Bonds		1.320	%(s)	07/15/16	1,150	1,081,603
Resolution Funding Corp. Interest Strip, Bonds		1.810	%(s)	04/15/18	2,365	2,111,113

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $20,929,602)						22,389,595

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 9.5%
Government National Mortgage Association		4.000%		06/20/39-07/20/41	7,205	7,720,448
Government National Mortgage Association		4.000%		TBA	1,000	1,069,531
Government National Mortgage Association		4.000%		TBA	1,000	1,069,375

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $9,654,925)						9,859,354

U.S. TREASURY OBLIGATIONS — 2.6%
U.S. Treasury Bonds		3.750%		08/15/41	10	11,642
U.S. Treasury Bonds		4.375%		05/15/41	155	200,241
U.S. Treasury Notes(k)		0.625%		06/30/12	250	250,860

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	1.000%	08/31/16	$415	$416,038
U.S. Treasury Notes	1.000%	09/30/16	355	355,525
U.S. Treasury Notes	1.500%	08/31/18	1,090	1,095,280
U.S. Treasury Notes	2.125%	08/15/21	375	381,622

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,648,677)				2,711,208

TOTAL LONG-TERM INVESTMENTS (cost $53,756,007)				55,630,615

			Shares
SHORT-TERM INVESTMENT — 45.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $47,299,243)(w)			47,299,243	47,299,243

TOTAL INVESTMENTS — 99.1% (cost $101,055,250)				102,929,858
Other assets in excess of liabilities(x) — 0.9%				902,716

NET ASSETS — 100.0%				$103,832,574

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FICO	Financing Corp.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced
†	The ratings reflected are as of September 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2011.
(d)	Standard & Poor’s Rating.
(f)	Indicates a restricted security; the aggregate original cost of such security is $89,861. The aggregate value of $91,048 is approximately 0.1% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects the effective yield at September 30, 2011.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at September 30, 2011.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at September 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized Appreciation (Depreciation)(1)
Long Position:
7	10 Year U.S. Treasury Notes	Dec. 2011	$906,679	$910,656	$3,977

Short Positions:
16	2 Year U.S. Treasury Notes	Dec. 2011	3,526,948	3,523,250	3,698
6	U.S. Long Bond	Dec. 2011	820,199	855,750	(35,551)

					(31,853)

					$(27,876)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2011.

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
Bank of America N.A.(2)	06/09/14	$235	1.031%	3 month LIBOR	$(2,955)	$—	$(2,955)
Bank of America N.A.(1)	08/09/16	14,350	1.425%	3 month LIBOR	167,312	—	167,312
Bank of America N.A.(1)	08/24/16	1,500	1.228%	3 month LIBOR	1,557	—	1,557
Bank of America N.A.(1)	12/31/16	18,120	2.736%	3 month LIBOR	2,015,850	—	2,015,850
Bank of America N.A.(1)	08/09/18	390	2.136%	3 month LIBOR	12,855	—	12,855
Bank of America N.A.(2)	08/25/21	1,160	2.222%	3 month LIBOR	(15,809)	—	(15,809)
Bank of America N.A.(2)	09/13/21	310	2.171%	3 month LIBOR	(2,340)	—	(2,340)
Barclays Bank PLC(2)	09/01/13	830	0.502%	3 month LIBOR	976	—	976
Barclays Bank PLC(2)	05/28/14	3,605	0.580%	3 month LIBOR	7,358	—	7,358
Barclays Bank PLC(2)	08/17/14	6,200	0.605%	3 month LIBOR	16,474	—	16,474
Barclays Bank PLC(2)	08/27/14	3,790	0.630%	3 month LIBOR	8,575	—	8,575
Barclays Bank PLC(2)	08/28/14	3,790	0.630%	3 month LIBOR	8,637	—	8,637
Barclays Bank PLC(2)	09/12/14	600	0.656%	3 month LIBOR	1,125	—	1,125
Barclays Bank PLC(2)	09/28/15	450	0.918%	3 month LIBOR	1,124	—	1,124
Barclays Bank PLC(1)	08/02/16	220	1.735%	3 month LIBOR	5,996	—	5,996
Barclays Bank PLC(1)	08/03/16	460	1.618%	3 month LIBOR	9,868	—	9,868
Barclays Bank PLC(1)	08/04/16	730	1.525%	3 month LIBOR	12,303	—	12,303
Barclays Bank PLC(1)	08/10/16	1,000	1.413%	3 month LIBOR	10,989	—	10,989
Barclays Bank PLC(2)	08/17/16	4,750	1.253%	3 month LIBOR	(12,925)	—	(12,925)
Barclays Bank PLC(2)	08/17/16	2,900	1.250%	3 month LIBOR	(7,537)	—	(7,537)
Barclays Bank PLC(1)	08/23/16	1,200	1.185%	3 month LIBOR	(1,165)	—	(1,165)
Barclays Bank PLC(2)	08/31/16	2,160	1.251%	3 month LIBOR	(3,996)	—	(3,996)
Barclays Bank PLC(2)	08/31/16	1,030	1.303%	3 month LIBOR	(4,489)	—	(4,489)
Barclays Bank PLC(2)	09/02/16	2,850	1.263%	3 month LIBOR	(6,286)	—	(6,286)
Barclays Bank PLC(2)	09/06/16	1,000	1.243%	3 month LIBOR	(995)	—	(995)
Barclays Bank PLC(1)	09/15/16	1,370	1.174%	3 month LIBOR	(3,943)	—	(3,943)
Barclays Bank PLC(2)	09/28/16	1,160	1.238%	3 month LIBOR	542	—	542
Barclays Bank PLC(2)	09/29/16	225	1.255%	3 month LIBOR	(68)	—	(68)
Barclays Bank PLC(1)	12/31/16	470	2.349%	3 month LIBOR	51,658	—	51,658
Barclays Bank PLC(1)	08/17/18	6,300	1.838%	3 month LIBOR	77,570	—	77,570
Barclays Bank PLC(2)	08/19/18	700	1.770%	3 month LIBOR	(5,327)	—	(5,327)
Barclays Bank PLC(2)	09/21/18	1,930	1.673%	3 month LIBOR	2,367	—	2,367
Barclays Bank PLC(2)	09/10/20	2,485	2.620%	3 month LIBOR	(135,135)	—	(135,135)
Barclays Bank PLC(2)	08/15/21	560	2.380%	3 month LIBOR	(16,258)	—	(16,258)
Barclays Bank PLC(2)	08/19/21	320	2.350%	3 month LIBOR	(8,313)	—	(8,313)
Barclays Bank PLC(1)	09/06/21	325	2.248%	3 month LIBOR	4,903	—	4,903
Barclays Bank PLC(2)	09/09/21	1,025	2.205%	3 month LIBOR	(11,219)	—	(11,219)
Barclays Bank PLC(2)	09/19/21	85	2.259%	3 month LIBOR	(1,287)	—	(1,287)
Barclays Bank PLC(1)	09/22/21	300	2.158%	3 month LIBOR	1,685	—	1,685
Barclays Bank PLC(1)	08/15/41	260	3.245%	3 month LIBOR	31,047	—	31,047
Barclays Bank PLC(1)	08/18/41	150	3.348%	3 month LIBOR	21,122	—	21,122
Barclays Bank PLC(1)	09/08/41	230	2.954%	3 month LIBOR	12,936	—	12,936
Barclays Bank PLC(1)	09/09/41	320	3.019%	3 month LIBOR	22,396	—	22,396
Barclays Bank PLC(2)	09/14/41	370	2.944%	3 month LIBOR	(19,880)	—	(19,880)
Citibank N.A.(2)	09/01/14	3,100	0.659%	3 month LIBOR	4,715	—	4,715
Citibank N.A.(2)	09/27/14	930	0.650%	3 month LIBOR	2,328	—	2,328
Citibank N.A.(1)	08/01/16	800	1.770%	3 month LIBOR	23,223	—	23,223
Citibank N.A.(2)	08/04/16	240	1.528%	3 month LIBOR	(4,080)	—	(4,080)
Citibank N.A.(2)	08/18/16	1,500	1.230%	3 month LIBOR	(2,349)	—	(2,349)
Citibank N.A.(2)	07/22/18	2,900	2.455%	3 month LIBOR	(161,760)	—	(161,760)
Citibank N.A.(2)	09/01/18	1,350	1.820%	3 month LIBOR	(13,422)	—	(13,422)
Citibank N.A.(1)	07/20/21	400	3.035%	3 month LIBOR	36,716	—	36,716
Citibank N.A.(2)	08/09/21	160	2.625%	3 month LIBOR	(8,349)	—	(8,349)
Citibank N.A.(1)	08/24/21	530	2.250%	3 month LIBOR	8,645	—	8,645
Citibank N.A.(1)	08/24/21	530	2.255%	3 month LIBOR	8,890	—	8,890
Citibank N.A.(2)	09/23/21	300	2.099%	3 month LIBOR	(39)	—	(39)
Citibank N.A.(1)	10/04/21	240	2.108%	3 month LIBOR	16	—	16

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
Citibank N.A.(2)	08/24/41	$240	3.065%	3 month LIBOR	$(19,377)	$—	$(19,377)
Citibank N.A.(2)	08/24/41	240	3.074%	3 month LIBOR	(19,820)	—	(19,820)
Citibank N.A.(1)	09/29/41	255	2.845%	3 month LIBOR	8,154	—	8,154
HSBC Bank USA N.A.(2)	08/11/16	1,900	1.460%	3 month LIBOR	(25,174)	—	(25,174)
JPMorgan Chase Bank(2)	09/19/14	800	0.669%	3 month LIBOR	1,351	—	1,351
JPMorgan Chase Bank(1)	12/31/16	8,100	1.652%	3 month LIBOR	153,819	—	153,819
JPMorgan Chase Bank(1)	12/31/16	4,500	0.000%	3 month LIBOR	420,660	—	420,660
JPMorgan Chase Bank(1)	05/15/18	560	2.318%	3 month LIBOR	24,609	—	24,609
Morgan Stanley Capital Services(2)	08/22/16	590	1.168%	3 month LIBOR	1,032	—	1,032
Morgan Stanley Capital Services(1)	08/25/16	1,000	1.255%	3 month LIBOR	2,322	—	2,322
Morgan Stanley Capital Services(1)	08/26/16	1,040	1.299%	3 month LIBOR	4,595	—	4,595
Morgan Stanley Capital Services(1)	09/27/16	13,930	1.111%	3 month LIBOR	(92,065)	—	(92,065)
Morgan Stanley Capital Services(2)	12/31/16	1,400	2.686%	3 month LIBOR	(191,086)	—	(191,086)
Morgan Stanley Capital Services(1)	12/31/16	1,000	3.166%	3 month LIBOR	181,060	—	181,060
Morgan Stanley Capital Services(1)	12/31/16	550	3.228%	3 month LIBOR	92,857	—	92,857
Morgan Stanley Capital Services(1)	08/30/18	750	1.850%	3 month LIBOR	9,168	—	9,168
Morgan Stanley Capital Services(1)	09/27/18	1,770	1.525%	3 month LIBOR	(20,449)	—	(20,449)
Morgan Stanley Capital Services(1)	06/08/21	300	4.640%	3 month LIBOR	21,323	—	21,323
Morgan Stanley Capital Services(1)	09/06/21	555	2.431%	3 month LIBOR	17,781	—	17,781
Morgan Stanley Capital Services(1)	10/03/21	355	2.160%	3 month LIBOR	1,757	—	1,757
UBS AG(1)	08/11/16	35,700	1.465%	3 month LIBOR	481,734	—	481,734
UBS AG(1)	08/12/16	1,650	1.200%	3 month LIBOR	793	—	793
UBS AG(1)	10/03/16	2,145	1.273%	3 month LIBOR	1,897	—	1,897
UBS AG(1)	10/03/18	255	1.745%	3 month LIBOR	693	—	693
UBS AG(2)	10/01/20	4,665	2.523%	3 month LIBOR	(263,965)	—	(263,965)
UBS AG(1)	08/22/21	310	2.204%	3 month LIBOR	3,782	—	3,782
UBS AG(1)	09/06/21	470	2.223%	3 month LIBOR	6,007	—	6,007
UBS AG(2)	09/06/41	245	3.110%	3 month LIBOR	(21,879)	—	(21,879)
UBS AG(2)	09/06/41	245	3.028%	3 month LIBOR	(17,621)	—	(17,621)

					$2,905,790	$—	$2,905,790

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2011.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$3,452,967	$—
Commercial Mortgage-Backed Securities	—	6,354,568	—
Corporate Bonds	—	9,472,970	—
Non-Corporate Foreign Agencies	—	1,389,953	—
U.S. Government Agency Obligations	—	22,389,595	—
U.S. Government Mortgage-Backed Securities	—	9,859,354	—
U.S. Treasury Obligations	—	2,711,208	—
Affiliated Money Market Mutual Fund	47,299,243	—	—
Other Financial Instruments*
Futures Contracts	(27,876)	—	—
Interest Rate Swaps	—	180,972	2,724,818

Total	$47,271,367	$55,811,587	$2,724,818

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Interest Rate Swaps
Balance as of 12/31/10	$671,391
Realized gain (loss)	—	**
Change in unrealized appreciation (depreciation)***	2,053,427
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 09/30/11	$2,724,818

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**	The realized gain earned during the period for other financial instruments was $244,000.
***	Of which, $2,246,387 was included in Net Assets relating to securities held at the reporting period end.

AST BOND PORTFOLIO 2017

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 49.9%

ASSET-BACKED SECURITIES — 3.0%
Ally Auto Receivables Trust, Series 2011-4, Class A2	Aaa	0.650%		03/17/14	$500	$498,203
American Express Credit Account Master Trust, Series 2010-1, Class A	Aaa	0.479	%(c)	11/15/15	800	801,826
Bank of America Auto Trust, Series 2009-1A, Class A3, 144A	Aaa	2.670%		07/15/13	135	135,914
Bank of America Credit Card Trust, Series 2006-A7, Class A7	Aaa	0.269	%(c)	12/15/16	800	798,381
Bank One Issuance Trust, Series 2003-A4, Class A4	Aaa	0.479	%(c)	01/15/16	800	802,197
BMW Vehicle Lease Trust, Series 2011-1, Class A2	Aaa	0.640%		04/22/13	800	799,741
Capital Auto Receivables Asset Trust, Series 2007-2, Class APT	Aaa	0.509	%(c)	02/15/14	66	65,671
Chase Issuance Trust, Series 2004-A8, Class A8	Aaa	0.349	%(c)	09/15/15	800	800,206
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	Aaa	5.650%		09/20/19	1,330	1,588,779
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6	Baa2	6.300%		06/20/14	2,100	2,172,130
Discover Card Master Trust, Series 2009-A2, Class A	Aaa	1.529	%(c)	02/17/15	1,500	1,515,966
Ford Credit Auto Lease Trust, Series 2011-A, Class A2	Aaa	0.740%		09/15/13	800	800,061
Huntington Auto Trust, Series 2009-1A, Class A3, 144A	Aaa	3.940%		06/15/13	125	125,538
Hyundai Auto Receivables Trust, Series 2008-A, Class A3	Aaa	4.930%		12/17/12	16	15,963
MBNA Credit Card Master Note Trust, Series 2002-C6, Class C6	A3	2.229	%(c)	03/16/15	700	707,722
MBNA Credit Card Master Note Trust, Series 2005-A10, Class A10	Aaa	0.289	%(c)	11/16/15	850	849,449
Nissan Auto Receivables Owner Trust, Series 2011-A, Class A2	Aaa	0.650%		12/16/13	800	802,321
Toyota Auto Receivables Owner Trust, Series 2011-B, Class A2	Aaa	0.530%		04/15/14	1,000	999,983

TOTAL ASSET-BACKED SECURITIES (cost $14,184,421)						14,280,051

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.5%
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4	Aaa	5.367	%(c)	09/10/47	20	21,996
Banc of America Commercial Mortgage, Inc., Series 2006-1, Class A2	Aaa	5.334	%(c)	09/10/45	430	429,627
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AAB	AAA(d)	5.703%		06/11/50	600	635,660
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A4	Aaa	5.526	%(c)	01/15/46	2,000	2,118,154
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4	AAA(d)	5.943	%(c)	06/10/46	175	190,878
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	Aa2	4.832%		04/15/37	500	527,128
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4	AAA(d)	5.595	%(c)	02/15/39	600	642,047
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 144A	Aaa	3.527%		07/10/44	687	696,316
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	Aaa	3.642%		08/10/44	990	1,020,928

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%		12/10/49	$657	$660,551
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%		03/10/39	2,136	2,148,367
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AA-(d)	5.553	%(c)	04/10/38	1,100	1,167,618
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	4,300	4,544,068
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4	Aaa	4.918	%(c)	10/15/42	400	429,840
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4	Aaa	5.372	%(c)	12/15/44	610	668,393
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.990	%(c)	06/15/49	700	710,291
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C5, Class A3	Aaa	4.171%		08/15/46	900	927,383
LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A3	Aaa	4.559	%(c)	09/15/27	500	500,304
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	AAA(d)	5.300%		11/15/38	402	403,613
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	Aaa	5.047	%(c)	07/12/38	800	868,909
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6	Aaa	5.392	%(c)	11/12/37	100	109,451
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742	%(c)	08/12/43	1,900	2,086,669
Morgan Stanley Capital I, Series 2006-T21, Class A4	Aaa	5.162	%(c)	10/12/52	750	810,726
Morgan Stanley Capital I, Series 2006-HQ9, Class A4	AAA(d)	5.731	%(c)	07/12/44	500	544,262
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4	Aaa	5.418	%(c)	01/15/45	1,000	1,076,246
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	Aaa	6.011	%(c)	06/15/45	2,000	2,170,644

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $26,029,675)						26,110,069

CORPORATE BONDS — 7.0%

Banking — 3.6%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%		05/20/19	350	441,739
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	6.000%		09/01/17	605	582,072
Canadian Imperial Bank of Commerce (Canada), Covered Notes, 144A(a)	Aaa	0.900%		09/19/14	3,600	3,581,406
Canadian Imperial Bank of Commerce (Canada), Covered Notes, 144A(a)	Aaa	2.000%		02/04/13	5,500	5,581,719
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750%		07/15/21	350	350,576
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.375%		08/09/20	350	362,606
Citigroup, Inc., Unsec’d. Notes	A3	8.500%		05/22/19	450	543,519
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.375%		03/15/20	425	422,057
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.250%		07/27/21	350	345,280
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	Aa3	4.350%		08/15/21	350	353,677
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	Aa3	4.400%		07/22/20	75	75,880
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.300%		04/23/19	400	452,532
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.000%		04/28/15	100	99,528

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banking (cont’d.)
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN	A2	5.500%	01/26/20	$400	$367,170
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	Aa3	6.125%	01/11/21	135	133,456
Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A(a)	Aaa	0.875%	09/12/14	3,000	2,988,813
US Bancorp, Sr. Unsec’d. Notes	Aa3	4.200%	05/15/14	240	257,565
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	5.625%	12/11/17	150	169,642

					17,109,237

Cable
Comcast Corp., Gtd. Notes(a)	Baa1	5.150%	03/01/20	125	141,087

Capital Goods — 0.3%
Caterpillar, Inc., Sr. Unsec’d. Notes	A2	3.900%	05/27/21	350	377,479
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $104,838; purchased 06/24/10)(f)	Baa1	2.750%	07/01/13(g)	105	106,222
Illinois Tool Works, Inc., Sr. Unsec’d. Notes, 144A	A1	3.375%	09/15/21	35	35,865
Waste Management, Inc., Gtd. Notes	Baa3	2.600%	09/01/16	120	120,284
Xylem, Inc., Gtd. Notes, 144A	Baa2	3.550%	09/20/16	630	632,354

					1,272,204

Consumer
VF Corp., Sr. Unsec’d. Notes	A3	3.500%	09/01/21	120	121,990

Energy - Integrated — 0.2%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	A2	3.200%	03/11/16	225	234,569
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	195	201,490
PC Financial Partnership, Gtd. Notes	Baa2	5.000%	11/15/14	100	108,473
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.100%	06/01/18	200	233,233
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/24/15	175	184,994

					962,759

Energy - Other — 0.2%
Baker Hughes, Inc., Sr. Unsec’d. Notes, 144A	A2	3.200%	08/15/21	340	342,632
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A2	1.750%	02/15/17	545	540,903
Weatherford International Ltd. (Switzerland), Gtd. Notes	Baa2	9.625%	03/01/19	50	64,601

					948,136

Foods — 0.3%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	4.125%	01/15/15	425	460,574
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	7.750%	01/15/19	250	324,672
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa1	6.120%	05/01/13	150	160,958
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	400	452,688
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	75	83,723

					1,482,615

Healthcare & Pharmaceutical — 0.4%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	2.700%	05/27/15	220	230,943

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical (cont’d.)
Amgen, Inc., Sr. Unsec’d. Notes	A3	2.300%	06/15/16	$370	$378,827
Teva Pharmaceutical Finance III LLC (Netherlands Antilles), Gtd. Notes	A3	3.000%	06/15/15	190	199,168
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	A3	2.250%	08/15/16	965	978,444

					1,787,382

Insurance — 0.4%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	380	376,466
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300%	06/15/15	65	68,402
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	855	889,775
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	350	429,016
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	175	177,603

					1,941,262

Media & Entertainment — 0.3%
Discovery Communications LLC, Gtd. Notes	Baa2	4.375%	06/15/21	350	361,640
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	2.100%	04/01/14	170	172,574
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	4.375%	04/01/21	350	359,498
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	425	452,107

					1,345,819

Metals — 0.1%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	Baa3	6.125%	06/01/18	100	96,537
Noranda, Inc. (Canada), Gtd. Notes	Baa2	7.250%	07/15/12	175	182,563
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.850%	08/15/17	25	26,343

					305,443

Non-Captive Finance — 0.3%
General Electric Capital Corp., Sr. Unsec’d. Notes(h)	Aa2	4.625%	01/07/21	350	363,249
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN	Aa2	6.000%	08/07/19	175	196,988
General Electric Capital Corp., Sub. Notes(a)	Aa3	5.300%	02/11/21	625	648,376

					1,208,613

Pipelines & Other
Enterprise Products Operating LLC, Gtd. Notes	Baa3	5.200%	09/01/20	125	137,438

Retailers — 0.3%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	3.250%	05/18/15	200	210,489
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.600%	03/15/19	350	425,729
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.250%	12/15/17	175	207,598
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.250%	04/15/21	425	475,918

					1,319,734

Telecommunications — 0.5%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375%	09/08/16	570	551,190
AT&T, Inc., Sr. Unsec’d. Notes	A2	2.500%	08/15/15	355	362,916
AT&T, Inc., Sr. Unsec’d. Notes(h)	A2	3.875%	08/15/21	600	617,195
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	75	99,941
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	3.992%	02/16/16	345	328,276

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	A3	4.600%		04/01/21	$350	$386,869

						2,346,387

Tobacco — 0.1%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%		11/10/18	405	536,702

TOTAL CORPORATE BONDS (cost $32,970,690)						32,966,808

NON-CORPORATE FOREIGN AGENCIES — 1.4%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Gtd. Notes	Aaa	1.850%		01/10/14	350	353,855
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.000%		06/16/14	1,090	1,096,262
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.375%		08/25/21	4,905	4,882,206

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $6,328,468)						6,332,323

U.S. GOVERNMENT AGENCY OBLIGATIONS — 20.7%
Federal Home Loan Banks(a)		1.375%		05/28/14	13,500	13,776,763
Federal Home Loan Mortgage Corp		0.375%		10/30/13	19,585	19,554,682
Federal Home Loan Mortgage Corp.(a)		1.375%		02/25/14	9,430	9,626,691
Federal Home Loan Mortgage Corp		2.000%		08/25/16	23,530	24,360,327
Federal Home Loan Mortgage Corp		5.125%		11/17/17	1,500	1,804,976
Federal National Mortgage Association		1.250%		09/28/16	10,770	10,749,839
Federal National Mortgage Association		3.120%	(s)	11/15/21	820	621,139
Israel Government AID Bond (Israel), Series 4-Z, Gov’t. Gtd. Notes		1.230%	(s)	02/15/16	2,139	2,027,977
Israel Government AID Bond (Israel), Series 6-Z, Gov’t. Gtd. Notes		1.230%	(s)	02/15/16	1,986	1,882,919
Residual Funding - Strip Principal		2.100%	(s)	10/15/19	7,000	5,978,063
Tennessee Valley Authority		5.500%		07/18/17	5,950	7,191,503

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $95,355,155)						97,574,879

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 9.5%
Government National Mortgage Association		4.000%		06/20/39-04/20/41	33,548	35,945,397
Government National Mortgage Association		4.000%		TBA	3,500	3,743,359
Government National Mortgage Association		4.000%		TBA	4,640	4,963,586

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $43,478,798)						44,652,342

U.S. TREASURY OBLIGATIONS — 2.8%
U.S. Treasury Bonds(k)		3.750%		08/15/41	40	46,569
U.S. Treasury Bonds(k)		4.375%		05/15/41	770	994,748
U.S. Treasury Notes		3.125%		05/15/21	2,784	3,090,017
U.S. Treasury Notes		0.125%		09/30/13	1,000	997,420
U.S. Treasury Notes(k)		0.625%		06/30/12	430	431,479
U.S. Treasury Notes(a)		1.000%		08/31/16	745	746,862
U.S. Treasury Notes		1.000%		09/30/16	640	640,947
U.S. Treasury Notes(a)		2.125%		08/15/21	4,855	4,940,739
U.S. Treasury Strips Coupon(a)(k)		2.480%	(n)	08/15/23	2,000	1,492,116

TOTAL U.S. TREASURY OBLIGATIONS (cost $12,522,395)						13,380,897

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

		Value
TOTAL LONG-TERM INVESTMENTS (cost $230,869,602)		$235,297,369

	Shares
SHORT-TERM INVESTMENT — 56.9%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $268,943,585; includes $38,740,131 of cash collateral received for securities on loan)(b)(w)	268,943,585	268,943,585

TOTAL INVESTMENTS — 107.0% (cost $499,813,187)		504,240,954
Liabilities in excess of other assets(x) — (7.0)%		(33,144,895)

NET ASSETS — 100.0%		$471,096,059

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced
†	The ratings reflected are as of September 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $38,001,630; cash collateral of $38,740,131 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2011.
(d)	Standard & Poor’s Rating.
(f)	Indicates a restricted security; the aggregate original cost of such security is $104,838. The aggregate value of $106,222 is approximately 0.0% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects the effective yield at September 30, 2011.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at September 30, 2011.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at September 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized Appreciation (Depreciation)(1)
Long Position:
26	10 Year U.S. Treasury Notes	Dec. 2011	$3,367,897	$3,382,437	$14,540

Short Positions:
42	2 Year U.S. Treasury Notes	Dec. 2011	9,257,067	9,248,531	8,536
51	5 Year U.S. Treasury Notes	Dec. 2011	6,277,506	6,246,703	30,803
24	U.S. Long Bond	Dec. 2011	3,280,797	3,423,000	(142,203)
12	U.S. Ultra Bonds	Dec. 2011	1,748,523	1,903,500	(154,977)

					(257,841)

					$(243,301)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2011.

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2011:
Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
Bank of America N.A.(2)	06/09/14	$1,090	1.031%	3 month LIBOR	$(13,707)	$—	$(13,707)
Bank of America N.A.(1)	12/31/17	16,000	2.267%	3 month LIBOR	1,056,800	—	1,056,800
Bank of America N.A.(2)	07/27/18	5,250	2.464%	3 month LIBOR	(294,079)	—	(294,079)
Bank of America N.A.(1)	08/09/18	2,390	2.136%	3 month LIBOR	78,785	—	78,785
Bank of America N.A.(2)	08/25/21	4,905	2.222%	3 month LIBOR	(66,846)	—	(66,846)
Bank of America N.A.(2)	09/13/21	1,320	2.171%	3 month LIBOR	(9,964)	—	(9,964)
Barclays Bank PLC(2)	09/01/13	4,575	0.502%	3 month LIBOR	5,381	—	5,381
Barclays Bank PLC(2)	05/28/14	14,755	0.580%	3 month LIBOR	30,117	—	30,117
Barclays Bank PLC(2)	09/12/14	3,000	0.656%	3 month LIBOR	5,624	—	5,624
Barclays Bank PLC(2)	09/28/15	2,000	0.918%	3 month LIBOR	4,994	—	4,994
Barclays Bank PLC(2)	07/29/16	1,700	1.753%	3 month LIBOR	(48,337)	—	(48,337)
Barclays Bank PLC(1)	08/10/16	23,500	1.438%	3 month LIBOR	286,979	—	286,979
Barclays Bank PLC(1)	08/23/16	1,660	1.185%	3 month LIBOR	(1,612)	—	(1,612)
Barclays Bank PLC(2)	08/31/16	4,290	1.303%	3 month LIBOR	(18,695)	—	(18,695)
Barclays Bank PLC(1)	09/15/16	5,880	1.174%	3 month LIBOR	(16,923)	—	(16,923)
Barclays Bank PLC(2)	09/28/16	4,910	1.238%	3 month LIBOR	2,293	—	2,293
Barclays Bank PLC(1)	12/31/17	5,000	3.795%	3 month LIBOR	1,092,450	—	1,092,450
Barclays Bank PLC(1)	08/09/18	101,000	2.008%	3 month LIBOR	2,456,786	—	2,456,786
Barclays Bank PLC(2)	08/09/18	7,150	2.058%	3 month LIBOR	(197,911)	—	(197,911)
Barclays Bank PLC(2)	08/31/18	3,190	1.798%	3 month LIBOR	(27,989)	—	(27,989)
Barclays Bank PLC(2)	09/02/18	5,545	1.825%	3 month LIBOR	(56,758)	—	(56,758)
Barclays Bank PLC(2)	09/06/18	2,480	1.820%	3 month LIBOR	(23,935)	—	(23,935)
Barclays Bank PLC(2)	09/21/18	3,025	1.673%	3 month LIBOR	3,709	—	3,709
Barclays Bank PLC(1)	09/28/18	2,910	1.598%	3 month LIBOR	(19,692)	—	(19,692)
Barclays Bank PLC(2)	09/29/18	1,455	1.735%	3 month LIBOR	(3,510)	—	(3,510)
Barclays Bank PLC(2)	09/10/20	775	2.620%	3 month LIBOR	(42,145)	—	(42,145)
Barclays Bank PLC(1)	08/04/21	1,340	2.803%	3 month LIBOR	92,431	—	92,431
Barclays Bank PLC(2)	08/15/21	2,310	2.380%	3 month LIBOR	(67,064)	—	(67,064)
Barclays Bank PLC(2)	08/19/21	1,340	2.350%	3 month LIBOR	(34,812)	—	(34,812)
Barclays Bank PLC(1)	09/06/21	1,350	2.248%	3 month LIBOR	20,367	—	20,367
Barclays Bank PLC(2)	09/09/21	4,410	2.205%	3 month LIBOR	(48,268)	—	(48,268)
Barclays Bank PLC(1)	09/14/21	1,385	2.160%	3 month LIBOR	8,900	—	8,900
Barclays Bank PLC(1)	09/16/21	1,355	2.213%	3 month LIBOR	15,068	—	15,068
Barclays Bank PLC(2)	09/19/21	890	2.259%	3 month LIBOR	(13,506)	—	(13,506)
Barclays Bank PLC(1)	09/22/21	3,110	2.158%	3 month LIBOR	17,468	—	17,468
Barclays Bank PLC(1)	08/15/41	1,060	3.245%	3 month LIBOR	126,577	—	126,577
Barclays Bank PLC(1)	08/18/41	620	3.348%	3 month LIBOR	87,305	—	87,305
Barclays Bank PLC(1)	09/08/41	985	2.954%	3 month LIBOR	55,401	—	55,401
Barclays Bank PLC(1)	09/09/41	1,365	3.019%	3 month LIBOR	95,532	—	95,532
Barclays Bank PLC(2)	09/14/41	1,600	2.944%	3 month LIBOR	(85,967)	—	(85,967)
Citibank N.A.(2)	09/01/14	10,100	0.659%	3 month LIBOR	15,361	—	15,361
Citibank N.A.(2)	08/04/16	1,050	1.528%	3 month LIBOR	(17,851)	—	(17,851)
Citibank N.A.(1)	12/31/17	38,885	2.994%	3 month LIBOR	5,121,543	—	5,121,543
Citibank N.A.(1)	12/31/17	33,200	1.975%	3 month LIBOR	923,956	—	923,956
Citibank N.A.(1)	12/31/17	19,000	2.724%	3 month LIBOR	2,020,460	—	2,020,460
Citibank N.A.(1)	12/31/17	10,380	2.252%	3 month LIBOR	682,174	—	682,174
Citibank N.A.(1)	12/31/17	2,280	3.016%	3 month LIBOR	301,690	—	301,690
Citibank N.A.(1)	08/10/18	18,200	2.059%	3 month LIBOR	503,985	—	503,985
Citibank N.A.(2)	08/18/18	24,200	1.783%	3 month LIBOR	(205,423)	—	(205,423)
Citibank N.A.(2)	08/18/18	4,675	1.818%	3 month LIBOR	(50,668)	—	(50,668)
Citibank N.A.(2)	09/23/20	8,140	2.685%	3 month LIBOR	(479,188)	—	(479,188)
Citibank N.A.(2)	11/12/20	11,515	2.888%	3 month LIBOR	(986,617)	—	(986,617)
Citibank N.A.(1)	07/20/21	1,825	3.035%	3 month LIBOR	167,517	—	167,517
Citibank N.A.(1)	08/01/21	1,300	3.068%	3 month LIBOR	121,841	—	121,841
Citibank N.A.(2)	08/09/21	700	2.625%	3 month LIBOR	(36,528)	—	(36,528)
Citibank N.A.(1)	08/24/21	2,200	2.250%	3 month LIBOR	35,886	—	35,886
Citibank N.A.(1)	08/24/21	2,200	2.255%	3 month LIBOR	36,901	—	36,901

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
Citibank N.A.(2)	09/01/21	$1,850	2.370%	3 month LIBOR	$(49,514)	$—	$(49,514)
Citibank N.A.(2)	09/23/21	1,330	2.099%	3 month LIBOR	(173)	—	(173)
Citibank N.A.(1)	10/04/21	1,080	2.108%	3 month LIBOR	74	—	74
Citibank N.A.(2)	09/01/26	1,650	2.848%	3 month LIBOR	(84,771)	—	(84,771)
Citibank N.A.(2)	08/24/41	990	3.065%	3 month LIBOR	(79,931)	—	(79,931)
Citibank N.A.(2)	08/24/41	990	3.074%	3 month LIBOR	(81,758)	—	(81,758)
Citibank N.A.(1)	09/29/41	1,155	2.845%	3 month LIBOR	36,935	—	36,935
HSBC Bank USA N.A.(2)	08/11/18	6,500	2.033%	3 month LIBOR	(167,695)	—	(167,695)
JPMorgan Chase Bank(2)	08/22/14	7,000	0.583%	3 month LIBOR	24,195	—	24,195
JPMorgan Chase Bank(2)	09/19/14	3,600	0.669%	3 month LIBOR	6,078	—	6,078
JPMorgan Chase Bank(1)	12/31/17	49,600	3.054%	3 month LIBOR	5,939,600	—	5,939,600
JPMorgan Chase Bank(2)	12/31/17	22,800	0.000%	3 month LIBOR	(2,714,340)	—	(2,714,340)
JPMorgan Chase Bank(1)	05/15/18	2,480	2.318%	3 month LIBOR	108,982	—	108,982
Morgan Stanley Capital Services(2)	10/30/13	19,585	0.563%	3 month LIBOR	6,589	—	6,589
Morgan Stanley Capital Services(2)	08/22/16	2,500	1.168%	3 month LIBOR	4,375	—	4,375
Morgan Stanley Capital Services(1)	08/26/16	4,300	1.299%	3 month LIBOR	18,998	—	18,998
Morgan Stanley Capital Services(1)	09/27/16	30,900	1.111%	3 month LIBOR	(204,222)	—	(204,222)
Morgan Stanley Capital Services(2)	12/31/17	24,335	2.465%	3 month LIBOR	(1,556,223)	—	(1,556,223)
Morgan Stanley Capital Services(1)	12/31/17	24,300	0.000%	3 month LIBOR	2,157,354	—	2,157,354
Morgan Stanley Capital Services(1)	12/31/17	19,500	2.424%	3 month LIBOR	1,181,115	—	1,181,115
Morgan Stanley Capital Services(1)	12/31/17	610	3.567%	3 month LIBOR	113,997	—	113,997
Morgan Stanley Capital Services(1)	08/11/18	135,300	2.047%	3 month LIBOR	3,622,359	—	3,622,359
Morgan Stanley Capital Services(2)	08/12/18	72,000	1.818%	3 month LIBOR	(815,259)	—	(815,259)
Morgan Stanley Capital Services(2)	08/17/18	6,600	1.845%	3 month LIBOR	(84,584)	—	(84,584)
Morgan Stanley Capital Services(1)	08/25/18	5,650	1.773%	3 month LIBOR	41,041	—	41,041
Morgan Stanley Capital Services(1)	08/30/18	3,120	1.850%	3 month LIBOR	38,138	—	38,138
Morgan Stanley Capital Services(1)	09/27/18	40,860	1.525%	3 month LIBOR	(472,070)	—	(472,070)
Morgan Stanley Capital Services(2)	09/17/20	11,185	2.708%	3 month LIBOR	(685,727)	—	(685,727)
Morgan Stanley Capital Services(2)	09/30/20	6,810	2.485%	3 month LIBOR	(282,953)	—	(282,953)
Morgan Stanley Capital Services(1)	06/08/21	1,600	4.640%	3 month LIBOR	113,724	—	113,724
Morgan Stanley Capital Services(1)	09/06/21	2,320	2.431%	3 month LIBOR	74,329	—	74,329
Morgan Stanley Capital Services(1)	10/03/21	1,625	2.160%	3 month LIBOR	8,044	—	8,044
UBS AG(1)	10/03/16	8,925	1.273%	3 month LIBOR	7,891	—	7,891
UBS AG(1)	08/12/18	5,500	1.764%	3 month LIBOR	42,434	—	42,434
UBS AG(1)	10/03/18	11,580	1.745%	3 month LIBOR	31,477	—	31,477
UBS AG(2)	10/01/20	6,680	2.523%	3 month LIBOR	(377,981)	—	(377,981)
UBS AG(1)	08/22/21	1,330	2.204%	3 month LIBOR	16,225	—	16,225
UBS AG(1)	09/06/21	1,945	2.223%	3 month LIBOR	24,857	—	24,857
UBS AG(2)	09/06/41	1,020	3.110%	3 month LIBOR	(91,086)	—	(91,086)
UBS AG(2)	09/06/41	1,020	3.028%	3 month LIBOR	(73,360)	—	(73,360)

					$18,403,450	$—	$18,403,450

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2011.
#	Notional mount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$14,280,051	$—
Commercial Mortgage-Backed Securities	—	26,110,069	—
Corporate Bonds	—	32,966,808	—
Non-Corporate Foreign Agencies	—	6,332,323	—
U.S. Government Agency Obligations	—	97,574,879	—
U.S. Government Mortgage-Backed Securities	—	44,652,342	—
U.S. Treasury Obligations	—	13,380,897	—
Affiliated Money Market Mutual Fund	268,943,585	—	—
Other Financial Instruments*
Futures Contracts	(243,301)	—	—
Interest Rate Swaps	—	2,082,874	16,320,576

Total	$268,700,284	$237,380,243	$16,320,576

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Interest Rate Swaps
Balance as of 12/31/10	$178,635
Realized gain (loss)	—	**
Change in unrealized appreciation (depreciation)***	16,141,941
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/11	$16,320,576

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**	The realized loss incurred during the period for other financial intruments was $(136,000).
***	Of which, $15,750,963 was included in Net Assets relating to securities held at the reporting period end.

AST BOND PORTFOLIO 2018

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 49.4%

ASSET-BACKED SECURITIES — 3.2%
Ally Auto Receivables Trust, Series 2011-2, Class A2	AAA(d)	0.670%		10/15/13	$360	$360,049
Ally Auto Receivables Trust, Series 2011-4, Class A2	Aaa	0.650%		03/17/14	500	498,203
American Express Credit Account Master Trust, Series 2010-1, Class A	Aaa	0.479	%(c)	11/15/15	800	801,826
BMW Vehicle Lease Trust, Series 2011-1, Class A2	Aaa	0.640%		04/22/13	900	899,708
Capital Auto Receivables Asset Trust, Series 2007-2, Class APT	Aaa	0.509	%(c)	02/15/14	42	42,217
Chase Issuance Trust, Series 2005-A11, Class A .	Aaa	0.299	%(c)	12/15/14	1,000	999,678
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	Aaa	0.407	%(c)	12/15/18	1,000	986,377
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6	Baa2	6.300%		06/20/14	4,400	4,551,129
Discover Card Master Trust, Series 2009-A2, Class A	Aaa	1.529	%(c)	02/17/15	1,100	1,111,709
Ford Credit Auto Lease Trust, Series 2011-A, Class A2	Aaa	0.740%		09/15/13	1,000	1,000,076
Ford Credit Auto Owner Trust, Series 2009-D, Class A3	Aaa	2.170%		10/15/13	359	361,840
Harley-Davidson Motorcycle Trust, Series 2011-1, Class A2B	Aaa	0.429	%(c)	10/15/14	1,800	1,799,991
Huntington Auto Trust, Series 2009-1A, Class A3, 144A	Aaa	3.940%		06/15/13	117	117,169
MBNA Credit Card Master Note Trust, Series 2002-C6, Class C6	A3	2.229	%(c)	03/16/15	2,000	2,022,064
MBNA Credit Card Master Note Trust, Series 2005-A10, Class A10	Aaa	0.289	%(c)	11/16/15	1,000	999,352
Nissan Auto Lease Trust, Series 2011-A, Class A2B	Aaa	0.409	%(c)	01/15/14	700	699,996
Nissan Auto Receivables Owner Trust, Series 2011-A, Class A2	Aaa	0.650%		12/16/13	900	902,611
Toyota Auto Receivables Owner Trust, Series 2011-B, Class A2	Aaa	0.530%		04/15/14	2,000	1,999,966
World Omni Automobile Lease Securitization Trust, Series 2011-A, Class A2	Aaa	0.810%		10/15/13	620	620,392

TOTAL ASSET-BACKED SECURITIES (cost $20,379,962)						20,774,353

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.3%
Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A3	Aaa	4.668%		07/10/43	750	801,874
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A2	Aaa	5.309%		10/10/45	322	321,689
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A3.	Aaa	5.896	%(c)	09/11/38	800	820,103
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2	AAA(d)	5.330%		01/12/45	370	372,297
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A2	AAA(d)	5.588%		09/11/42	800	814,720
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A4	Aaa	5.526	%(c)	01/15/46	3,340	3,537,317
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A2	AAA(d)	5.690%		06/10/46	109	108,653

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4	AAA(d)	5.100	%(c)	08/15/38	$1,000	$1,083,553
Credit Suisse Mortgage Capital Certificates, Series 2007-C1, Class A2	Aaa	5.268%		02/15/40	285	285,138
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 144A	Aaa	3.527%		07/10/44	981	994,737
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	Aaa	3.642%		08/10/44	1,365	1,407,643
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%		12/10/49	469	471,822
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%		03/10/39	2,878	2,895,626
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AA-(d)	5.553	%(c)	04/10/38	1,600	1,698,354
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	6,200	6,551,912
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A2	Aaa	5.778	%(c)	08/10/45	865	879,442
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4	Aaa	5.372	%(c)	12/15/44	1,000	1,095,727
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A3A, 144A	Aaa	5.491	%(c)	12/12/44	350	353,529
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A2 .	Aaa	6.058	%(c)	04/15/45	115	114,431
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.990	%(c)	06/15/49	500	507,350
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2	Aaa	5.827%		02/15/51	309	314,774
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C5, Class A3	Aaa	4.171%		08/15/46	1,200	1,236,511
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4	AAA(d)	4.954%		09/15/30	400	432,222
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A2	Aaa	5.532%		03/15/32	34	34,076
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2	Aaa	5.262%		09/15/39	123	122,723
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	Aaa	5.047	%(c)	07/12/38	1,400	1,520,590
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742	%(c)	08/12/43	2,700	2,965,267
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4	AAA(d)	5.607	%(c)	02/12/39	300	328,092
Morgan Stanley Capital I, Series 2006-HQ9, Class A4	AAA(d)	5.731	%(c)	07/12/44	1,500	1,632,788
Morgan Stanley Capital I, Series 2006-HQ10, Class A2	Aaa	5.283%		11/12/41	12	12,378
Morgan Stanley Capital I, Series 2006-IQ12, Class A4	AAA(d)	5.332%		12/15/43	1,000	1,079,478
Morgan Stanley Capital I, Series 2007-HQ11, Class A2	Aaa	5.359%		02/12/44	389	390,388
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4	Aaa	5.418	%(c)	01/15/45	700	753,372
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A2	Aaa	5.684	%(c)	05/15/43	121	120,392
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A2	Aaa	5.624%		07/15/45	7	6,777

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A2	Aaa	5.275%		11/15/48	$426	$425,210
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2	Aaa	6.051	%(c)	02/15/51	745	752,236
Wachovia Bank Commercial Mortgage Trust, Series C26, Class A3	Aaa	6.011	%(c)	06/15/45	3,000	3,255,966

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $39,344,230)						40,499,157

CORPORATE BONDS — 7.0%

Banking — 3.9%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%		05/20/19	300	378,634
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	4.500%		04/01/15	325	308,017
Bank of America Corp., Sr. Unsec’d. Notes(h)	Baa1	6.000%		09/01/17	900	865,893
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	6.750%		05/22/19	255	275,489
Canadian Imperial Bank of Commerce (Canada), Covered Notes, 144A	Aaa	0.900%		09/19/14	5,200	5,173,142
Canadian Imperial Bank of Commerce (Canada), Covered Notes, 144A	Aaa	2.000%		02/04/13	7,800	7,915,892
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750%		07/15/21	300	300,494
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.375%		08/09/20	300	310,805
Citigroup, Inc., Unsec’d. Notes	A3	8.500%		05/22/19	825	996,452
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.250%		07/27/21	300	295,954
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	5.375%		03/15/20	625	620,672
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.350%		08/15/21	300	303,152
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.300%		04/23/19	850	961,630
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.000%		04/28/15	375	373,228
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN	A2	5.500%		01/26/20	650	596,651
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	4.200%		05/13/14	425	451,200
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	Aa3	6.125%		01/11/21	70	69,200
Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A	Aaa	0.875%		09/12/14	4,200	4,184,338
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A2	5.750%		02/01/18	800	901,350

						25,282,193

Capital Goods — 0.3%
Caterpillar, Inc., Sr. Unsec’d. Notes	A2	3.900%		05/27/21	300	323,553
Illinois Tool Works, Inc., Sr. Unsec’d. Notes, 144A	A1	3.375%		09/15/21	50	51,236
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%		12/15/17	355	411,718
Waste Management, Inc., Gtd. Notes	Baa3	2.600%		09/01/16	170	170,403
Xylem, Inc., Gtd. Notes, 144A	Baa2	3.550%		09/20/16	920	923,438

						1,880,348

Consumer
VF Corp., Sr. Unsec’d. Notes	A3	3.500%		09/01/21	170	172,819

Electric
Carolina Power & Light Co., First Mtge. Bonds	A1	5.300%		01/15/19	125	147,442

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Energy - Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	$105	$108,494
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.200%	03/11/16	195	203,293
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	50	54,156
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	4.300%	09/22/19	250	280,813
Statoilhydro ASA (Norway), Gtd. Notes	Aa2	5.250%	04/15/19	160	188,722

					835,478

Energy - Other — 0.2%
Baker Hughes, Inc., Sr. Unsec’d. Notes, 144A	A2	3.200%	08/15/21	465	468,599
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A2	1.750%	02/15/17	770	764,211
Occidental Petroleum Corp., Series 1, Sr. Unsec’d. Notes	A2	4.100%	02/01/21	65	70,510
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.125%	09/15/20	30	30,531

					1,333,851

Foods — 0.4%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	7.750%	01/15/19	800	1,038,951
Bottling Group LLC, Gtd. Notes	Aa3	5.125%	01/15/19	125	145,999
Coca-Cola Refreshments USA, Inc., Sr. Unsec’d. Notes(h)	A+(d)	4.250%	03/01/15	450	493,830
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	400	452,688
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	275	306,984

					2,438,452

Healthcare & Pharmaceutical — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	A3	2.300%	06/15/16	655	670,626
Novartis Securities Investment Ltd. (Bermuda), Gtd. Notes	Aa2	5.125%	02/10/19	250	295,114
Roche Holdings, Inc., Gtd. Notes, 144A	A1	6.000%	03/01/19	275	335,990
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	A3	3.600%	08/15/21	355	368,503

					1,670,233

Healthcare Insurance — 0.1%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	09/15/18	290	348,004

Insurance — 0.4%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	550	544,885
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	850	884,571
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	790	968,350

					2,397,806

Media & Entertainment — 0.2%
Discovery Communications LLC, Gtd. Notes	Baa2	4.375%	06/15/21	300	309,977
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	4.375%	04/01/21	360	369,769
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	525	558,485
Viacom, Inc., Class A2, Sr. Unsec’d. Notes	Baa1	4.500%	03/01/21	155	159,451

					1,397,682

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Metals
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.125%	06/01/18	$125	$120,671

Non-Captive Finance — 0.2%
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	4.625%	01/07/21	300	311,356
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN	Aa2	6.000%	08/07/19	550	619,104
General Electric Capital Corp., Sub. Notes	Aa3	5.300%	02/11/21	575	596,506

					1,526,966

Pipelines & Other
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa1	8.500%	03/15/19	170	229,554

Retailers — 0.3%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.600%	03/15/19	815	991,340
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.125%	02/01/19	415	464,038
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.250%	04/15/21	400	447,923

					1,903,301

Technology — 0.1%
Xerox Corp., Sr. Unsec’d. Notes	Baa2	6.750%	02/01/17	240	275,453

Telecommunications — 0.4%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375%	09/08/16	820	792,940
AT&T, Inc., Sr. Unsec’d. Notes	A2	3.875%	08/15/21	1,070	1,100,665
Telefonica Emisiones Sau (Spain), Gtd. Notes	Baa1	5.462%	02/16/21	135	128,193
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%	04/01/21	300	331,602

					2,353,400

Tobacco — 0.1%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	495	655,970

TOTAL CORPORATE BONDS (cost $44,381,862)					44,969,623

MUNICIPAL BOND
State of California, Taxable GO, Ser. Var. Purp. 3 (cost $251,545)	A1	5.450%	04/01/15	250	276,358

NON-CORPORATE FOREIGN AGENCIES — 1.4%
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.000%	06/16/14	1,880	1,890,801
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.375%	08/25/21	7,050	7,017,239

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $8,905,433)					8,908,040

U.S. GOVERNMENT AGENCY OBLIGATIONS — 19.7%
Federal Home Loan Banks		1.375%	05/28/14	19,200	19,593,619
Federal Home Loan Mortgage Corp		0.375%	10/30/13	20,000	19,969,040
Federal Home Loan Mortgage Corp		2.000%	08/25/16	8,805	9,115,711
Federal National Mortgage Association		0.625%	10/30/14	37,345	37,246,895
Federal National Mortgage Association		1.250%	09/28/16	7,045	7,031,812

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Israel Government AID Bond (Israel), Series 4-Z, Gov’t. Gtd. Notes	1.230%	(s)	02/15/16	$7,567	$7,174,243
Israel Government AID Bond (Israel), Series 6-Z, Gov’t. Gtd. Notes	1.230%	(s)	02/15/16	7,023	6,658,478
PNC Funding Corp., FDIC Gtd. Notes	0.446%	(c)	04/01/12	10,800	10,820,045
Tennessee Valley Authority, Notes, MTN	4.500%		04/01/18	8,000	9,281,104

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $126,052,079)					126,890,947

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 9.1%
Government National Mortgage Association	4.000%		03/20/40-04/20/41	47,036	50,397,658
Government National Mortgage Association	4.000%		TBA	4,000	4,278,125
Government National Mortgage Association	4.000%		TBA	4,000	4,277,500

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $57,353,478)					58,953,283

U.S. TREASURY OBLIGATIONS — 2.7%
U.S. Treasury Bonds	3.750%		08/15/41	55	64,032
U.S. Treasury Bonds	4.375%		05/15/41	1,150	1,485,662
U.S. Treasury Notes	0.625%		06/30/12	5	5,017
U.S. Treasury Notes(h)(k)	1.500%		07/31/16	3,255	3,342,494
U.S. Treasury Notes	3.125%		04/30/13	3,650	3,814,962
U.S. Treasury Notes	3.500%		05/31/13	2,310	2,433,169
U.S. Treasury Strips Coupon	0.670%	(n)	05/15/15	6,120	5,974,375

TOTAL U.S. TREASURY OBLIGATIONS (cost $16,586,253)					17,119,711

TOTAL LONG-TERM INVESTMENTS (cost $313,254,842)					318,391,472

				Shares
SHORT-TERM INVESTMENT — 47.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $306,813,043)(w)				306,813,043	306,813,043

TOTAL INVESTMENTS — 97.1% (cost $620,067,885)					625,204,515
Other assets in excess of liabilities(x) — 2.9%					18,908,215

NET ASSETS — 100.0%					$644,112,730

The following abbreviations are used in the Portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC	Federal Deposit Insurance Corp.
GO	General Obligation
LIBOR	London Interbank Offered Rate
MBNA	Maryland Bank National Association
MTN	Medium Term Note
TBA	To Be Announced
†	The ratings reflected are as of September 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2011.
(d)	Standard & Poor’s Rating.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

(n)	Rate shown reflects the effective yield at September 30, 2011.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at September 30, 2011.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at September 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized Appreciation (Depreciation)(1)
Long Position:
22	10 Year U.S. Treasury Notes	Dec. 2011	$2,849,759	$2,862,062	$12,303

Short Positions:
100	2 Year U.S. Treasury Notes	Dec. 2011	22,043,425	22,020,312	23,113
8	5 Year U.S. Treasury Notes	Dec. 2011	984,724	979,875	4,849

					27,962

					$40,265

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2011.

Interest rate swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
Bank of America N.A.(2)	06/09/14	$1,880	1.031%	3 month LIBOR	$(23,641)	$—	$(23,641)
Bank of America N.A.(1)	07/28/18	2,990	2.455%	3 month LIBOR	165,418	—	165,418
Bank of America N.A.(1)	08/09/18	5,430	2.136%	3 month LIBOR	178,996	—	178,996
Bank of America N.A.(1)	08/24/18	5,600	1.743%	3 month LIBOR	30,201	—	30,201
Bank of America N.A.(2)	08/25/21	7,050	2.222%	3 month LIBOR	(96,079)	—	(96,079)
Bank of America N.A.(2)	09/13/21	1,940	2.171%	3 month LIBOR	(14,644)	—	(14,644)
Barclays Bank PLC(2)	09/01/13	6,490	0.502%	3 month LIBOR	7,634	—	7,634
Barclays Bank PLC(2)	05/28/14	20,990	0.580%	3 month LIBOR	42,844	—	42,844
Barclays Bank PLC(2)	08/17/14	26,200	0.605%	3 month LIBOR	69,615	—	69,615
Barclays Bank PLC(2)	08/27/14	20,855	0.630%	3 month LIBOR	47,185	—	47,185
Barclays Bank PLC(2)	08/28/14	20,855	0.630%	3 month LIBOR	47,529	—	47,529
Barclays Bank PLC(2)	09/12/14	4,200	0.656%	3 month LIBOR	7,874	—	7,874
Barclays Bank PLC(2)	09/28/15	2,640	0.918%	3 month LIBOR	6,593	—	6,593
Barclays Bank PLC(2)	08/17/16	65,000	1.253%	3 month LIBOR	(176,871)	—	(176,871)
Barclays Bank PLC(2)	08/31/16	6,080	1.303%	3 month LIBOR	(26,496)	—	(26,496)
Barclays Bank PLC(2)	09/28/16	7,045	1.238%	3 month LIBOR	3,289	—	3,289
Barclays Bank PLC(1)	08/02/18	1,960	2.400%	3 month LIBOR	100,344	—	100,344
Barclays Bank PLC(1)	08/04/18	5,640	2.179%	3 month LIBOR	203,819	—	203,819
Barclays Bank PLC(1)	08/09/18	108,200	2.008%	3 month LIBOR	2,631,923	—	2,631,923
Barclays Bank PLC(2)	08/09/18	4,950	2.058%	3 month LIBOR	(137,015)	—	(137,015)
Barclays Bank PLC(1)	08/17/18	49,750	1.838%	3 month LIBOR	612,554	—	612,554
Barclays Bank PLC(2)	08/31/18	2,760	1.798%	3 month LIBOR	(24,216)	—	(24,216)
Barclays Bank PLC(2)	09/02/18	7,855	1.825%	3 month LIBOR	(80,403)	—	(80,403)
Barclays Bank PLC(2)	09/06/18	3,530	1.820%	3 month LIBOR	(34,069)	—	(34,069)
Barclays Bank PLC(2)	09/08/18	1,760	1.688%	3 month LIBOR	(994)	—	(994)
Barclays Bank PLC(2)	09/13/18	5,250	1.695%	3 month LIBOR	(4,217)	—	(4,217)
Barclays Bank PLC(1)	09/15/18	6,170	1.671%	3 month LIBOR	(6,202)	—	(6,202)
Barclays Bank PLC(1)	09/28/18	11,590	1.598%	3 month LIBOR	(78,430)	—	(78,430)
Barclays Bank PLC(1)	09/29/18	1,950	1.710%	3 month LIBOR	1,442	—	1,442
Barclays Bank PLC(2)	08/15/21	3,250	2.380%	3 month LIBOR	(94,355)	—	(94,355)
Barclays Bank PLC(2)	08/19/21	1,920	2.350%	3 month LIBOR	(49,880)	—	(49,880)
Barclays Bank PLC(1)	09/06/21	1,915	2.248%	3 month LIBOR	28,890	—	28,890
Barclays Bank PLC(2)	09/09/21	6,410	2.205%	3 month LIBOR	(70,158)	—	(70,158)
Barclays Bank PLC(1)	09/14/21	8,030	2.160%	3 month LIBOR	51,599	—	51,599
Barclays Bank PLC(1)	09/16/21	1,310	2.213%	3 month LIBOR	14,567	—	14,567
Barclays Bank PLC(2)	09/19/21	545	2.259%	3 month LIBOR	(8,258)	—	(8,258)
Barclays Bank PLC(2)	09/21/21	3,185	2.170%	3 month LIBOR	(21,784)	—	(21,784)

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
Barclays Bank PLC(1)	09/22/21	$2,580	2.158%	3 month LIBOR	$14,491	$—	$14,491
Barclays Bank PLC(1)	10/03/21	3,365	2.188%	3 month LIBOR	25,165	—	25,165
Barclays Bank PLC(1)	08/15/41	1,490	3.245%	3 month LIBOR	177,924	—	177,924
Barclays Bank PLC(1)	08/18/41	885	3.348%	3 month LIBOR	124,621	—	124,621
Barclays Bank PLC(1)	09/08/41	1,425	2.954%	3 month LIBOR	80,149	—	80,149
Barclays Bank PLC(1)	09/09/41	1,975	3.019%	3 month LIBOR	138,225	—	138,225
Barclays Bank PLC(2)	09/14/41	2,300	2.944%	3 month LIBOR	(123,577)	—	(123,577)
Citibank N.A.(2)	09/27/14	4,950	0.650%	3 month LIBOR	12,393	—	12,393
Citibank N.A.(2)	08/04/16	2,250	1.528%	3 month LIBOR	(38,251)	—	(38,251)
Citibank N.A.(2)	09/01/16	4,850	1.261%	3 month LIBOR	(10,673)	—	(10,673)
Citibank N.A.(1)	02/15/17	6,470	3.366%	3 month LIBOR	707,899	—	707,899
Citibank N.A.(1)	02/15/17	1,170	3.363%	3 month LIBOR	127,895	—	127,895
Citibank N.A.(1)	08/01/18	4,600	2.440%	3 month LIBOR	248,188	—	248,188
Citibank N.A.(1)	08/10/18	25,100	2.059%	3 month LIBOR	695,056	—	695,056
Citibank N.A.(2)	08/18/18	3,350	1.818%	3 month LIBOR	(36,308)	—	(36,308)
Citibank N.A.(1)	12/31/18	45,000	3.376%	3 month LIBOR	6,333,532	—	6,333,532
Citibank N.A.(1)	12/31/18	31,200	2.259%	3 month LIBOR	1,192,722	—	1,192,722
Citibank N.A.(2)	12/31/18	11,890	2.463%	3 month LIBOR	(905,765)	—	(905,765)
Citibank N.A.(1)	03/15/20	2,500	3.769%	3 month LIBOR	370,026	—	370,026
Citibank N.A.(1)	07/20/21	3,585	3.035%	3 month LIBOR	329,068	—	329,068
Citibank N.A.(2)	08/09/21	1,370	2.625%	3 month LIBOR	(71,490)	—	(71,490)
Citibank N.A.(1)	08/24/21	3,140	2.250%	3 month LIBOR	51,219	—	51,219
Citibank N.A.(1)	08/24/21	3,140	2.255%	3 month LIBOR	52,668	—	52,668
Citibank N.A.(2)	09/23/21	1,940	2.099%	3 month LIBOR	(252)	—	(252)
Citibank N.A.(1)	09/27/21	2,640	1.933%	3 month LIBOR	(40,900)	—	(40,900)
Citibank N.A.(1)	10/04/21	1,490	2.108%	3 month LIBOR	102	—	102
Citibank N.A.(2)	08/24/41	1,410	3.065%	3 month LIBOR	(113,841)	—	(113,841)
Citibank N.A.(2)	08/24/41	1,410	3.074%	3 month LIBOR	(116,443)	—	(116,443)
Citibank N.A.(1)	09/29/41	1,540	2.845%	3 month LIBOR	49,246	—	49,246
Deutsche Bank AG(2)	11/15/19	1,660	4.546%	3 month LIBOR	(642,162)	—	(642,162)
Deutsche Bank AG(2)	05/15/21	1,548	4.419%	3 month LIBOR	(608,391)	—	(608,391)
Deutsche Bank AG(2)	05/15/21	1,543	4.446%	3 month LIBOR	(613,562)	—	(613,562)
JPMorgan Chase Bank(2)	09/19/14	5,200	0.669%	3 month LIBOR	8,779	—	8,779
JPMorgan Chase Bank(1)	05/15/18	5,290	2.318%	3 month LIBOR	232,465	—	232,465
JPMorgan Chase Bank(1)	12/31/18	49,000	2.808%	3 month LIBOR	4,148,050	—	4,148,050
JPMorgan Chase Bank(1)	12/31/18	12,780	3.275%	3 month LIBOR	1,640,983	—	1,640,983
JPMorgan Chase Bank(2)	08/22/26	4,500	2.720%	3 month LIBOR	(160,544)	—	(160,544)
Merrill Lynch Capital Services(1)	12/31/18	132,800	2.807%	3 month LIBOR	14,495,075	—	14,495,075
Morgan Stanley Capital Services(2)	10/30/13	20,000	0.563%	3 month LIBOR	6,729	—	6,729
Morgan Stanley Capital Services(2)	08/22/16	3,520	1.168%	3 month LIBOR	6,160	—	6,160
Morgan Stanley Capital Services(1)	08/26/16	6,100	1.299%	3 month LIBOR	26,950	—	26,950
Morgan Stanley Capital Services(1)	08/11/18	127,700	2.047%	3 month LIBOR	3,418,886	—	3,418,886
Morgan Stanley Capital Services(2)	08/12/18	92,000	1.818%	3 month LIBOR	(1,041,720)	—	(1,041,720)
Morgan Stanley Capital Services(2)	08/17/18	5,900	1.845%	3 month LIBOR	(75,613)	—	(75,613)
Morgan Stanley Capital Services(1)	08/25/18	6,250	1.773%	3 month LIBOR	45,399	—	45,399
Morgan Stanley Capital Services(1)	08/30/18	4,420	1.850%	3 month LIBOR	54,028	—	54,028
Morgan Stanley Capital Services(1)	09/27/18	33,580	1.525%	3 month LIBOR	(387,962)	—	(387,962)
Morgan Stanley Capital Services(1)	12/31/18	10,000	3.079%	3 month LIBOR	1,139,253	—	1,139,253
Morgan Stanley Capital Services(1)	06/08/21	2,700	4.640%	3 month LIBOR	191,910	—	191,910
Morgan Stanley Capital Services(1)	09/06/21	3,305	2.431%	3 month LIBOR	105,886	—	105,886
Morgan Stanley Capital Services(1)	10/03/21	2,215	2.160%	3 month LIBOR	10,964	—	10,964
UBS AG(1)	09/06/16	9,150	1.170%	3 month LIBOR	(23,303)	—	(23,303)
UBS AG(1)	08/12/18	3,500	1.764%	3 month LIBOR	27,004	—	27,004
UBS AG(1)	10/03/18	45,830	1.745%	3 month LIBOR	124,575	—	124,575
UBS AG(1)	08/22/21	1,910	2.204%	3 month LIBOR	23,300	—	23,300
UBS AG(1)	09/06/21	8,400	2.226%	3 month LIBOR	112,187	—	112,187
UBS AG(1)	09/06/21	2,750	2.223%	3 month LIBOR	35,145	—	35,145
UBS AG(2)	09/06/41	1,450	3.110%	3 month LIBOR	(129,485)	—	(129,485)

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
UBS AG(2)	09/06/41	$1,450	3.028%	3 month LIBOR	$(104,286)	$—	$(104,286)

					$34,644,393	$—	$34,644,393

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2011.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2	–

other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$20,774,353	$—
Commercial Mortgage-Backed Securities	—	40,499,157	—
Corporate Bonds	—	44,969,623	—
Municipal Bond	—	276,358	—
Non-Corporate Foreign Agencies	—	8,908,040	—
U.S. Government Agency Obligations	—	126,890,947	—
U.S. Government Mortgage-Backed Securities	—	58,953,283	—
U.S. Treasury Obligations	—	17,119,711	—
Affiliated Money Market Mutual Fund	306,813,043	—	—
Other Financial Instruments*
Futures Contracts	40,265	—	—
Interest Rate Swaps	—	34,644,393	—

Total	$306,853,308	$353,035,865	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2019

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 79.0%

ASSET-BACKED SECURITIES — 7.6%
American Express Credit Account Master Trust, Series 2010-1, Class A	Aaa	0.479%	(c)	11/15/15	$600	$601,369
Chase Issuance Trust, Series 2005-A11, Class A	Aaa	0.299%	(c)	12/15/14	1,000	999,678
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	Aaa	0.407%	(c)	12/15/18	1,000	986,377
Discover Card Master Trust, Series 2009-A2, Class A	Aaa	1.529%	(c)	02/17/15	800	808,515
Ford Credit Auto Owner Trust, Series 2009-D, Class A3	Aaa	2.170%		10/15/13	257	258,457
Huntington Auto Trust, Series 2009-1A, Class A3, 144A	Aaa	3.940%		06/15/13	83	83,692
MBNA Credit Card Master Note Trust, Series 2005-A10, Class A10	Aaa	0.289%	(c)	11/16/15	1,000	999,352

TOTAL ASSET-BACKED SECURITIES (cost $4,336,840)						4,737,440

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.8%
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A2	Aaa	5.309%		10/10/45	215	214,459
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A3	Aaa	5.896%	(c)	09/11/38	500	512,565
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AAB	AAA(d)	5.703%		06/11/50	300	317,830
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2	AAA(d)	5.330%		01/12/45	275	276,707
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A2	AAA(d)	5.588%		09/11/42	500	509,200
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A2	AAA(d)	5.690%		06/10/46	68	67,908
Credit Suisse Mortgage Capital Certificates, Series 2007-C1, Class A2	Aaa	5.268%		02/15/40	134	134,015
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 144A	Aaa	3.527%		07/10/44	98	99,474
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	Aaa	3.642%		08/10/44	165	170,155
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%		12/10/49	422	424,640
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%		03/10/39	464	467,036
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AA-(d)	5.553%	(c)	04/10/38	200	212,294
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	700	739,732
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A2	Aaa	5.778%	(c)	08/10/45	384	390,863
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4	Aaa	5.372%	(c)	12/15/44	350	383,504
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A3A, 144A	Aaa	5.491%	(c)	12/12/44	350	353,529
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A2	Aaa	6.058%	(c)	04/15/45	86	85,823
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.990%	(c)	06/15/49	450	456,615
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2	Aaa	5.827%		02/15/51	199	203,080

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C5, Class A3	Aaa	4.171%		08/15/46	$100	$103,043
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A2	Aaa	5.532%		03/15/32	21	20,824
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2	Aaa	5.262%		09/15/39	58	57,752
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%	(c)	08/12/43	300	329,474
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4	AAA(d)	5.607%	(c)	02/12/39	150	164,046
Morgan Stanley Capital I, Series 2006-HQ10, Class A2	Aaa	5.283%		11/12/41	8	8,370
Morgan Stanley Capital I, Series 2007-HQ11, Class A2	Aaa	5.359%		02/12/44	291	292,791
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4	Aaa	5.418%	(c)	01/15/45	700	753,372
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A2	Aaa	5.684%	(c)	05/15/43	72	72,235
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A2	Aaa	5.624%		07/15/45	5	5,083
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A2	Aaa	5.275%		11/15/48	355	354,342
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2	Aaa	6.051%	(c)	02/15/51	466	470,148

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $7,876,692)						8,650,909

CORPORATE BONDS — 11.1%

Banking — 3.8%
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	4.500%		04/01/15	205	194,288
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	6.750%		05/22/19	165	178,258
Canadian Imperial Bank of Commerce (Canada), Covered Notes, 144A	Aaa	0.900%		09/19/14	600	596,901
Citigroup, Inc., Unsec’d. Notes	A3	8.500%		05/22/19	150	181,173
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.375%		03/15/20	35	34,758
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	Aa3	6.300%		04/23/19	175	197,983
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.000%		04/28/15	245	243,843
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aaa	4.200%		05/13/14	275	291,953
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	Aa3	6.125%		01/11/21	60	59,314
Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A	Aaa	0.875%		09/12/14	400	398,508

						2,376,979

Capital Goods — 0.6%
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%		12/15/17	245	284,143
Xylem, Inc., Gtd. Notes, 144A	Baa2	4.875%		10/01/21	60	61,662

						345,805

Electric — 0.2%
Carolina Power & Light Co., First Mtge. Bonds	A1	5.300%		01/15/19	100	117,954

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Energy - Integrated — 0.6%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	$45	$48,741
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	4.300%	09/22/19	175	196,569
Statoilhydro ASA (Norway), Gtd. Notes	Aa2	5.250%	04/15/19	100	117,951

					363,261

Energy - Other — 0.1%
Occidental Petroleum Corp., Series 1, Sr. Unsec’d. Notes	A2	4.100%	02/01/21	60	65,087
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.125%	09/15/20	30	30,531

					95,618

Foods — 1.4%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	7.750%	01/15/19	175	227,271
Bottling Group LLC, Gtd. Notes	Aa3	5.125%	01/15/19	90	105,119
Coca-Cola Refreshments USA, Inc., Sr. Unsec’d. Notes(h)	A+(d)	4.250%	03/01/15	300	329,220
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	200	223,261

					884,871

Healthcare & Pharmaceutical — 0.7%
Novartis Securities Investment Ltd. (Bermuda), Gtd. Notes	Aa2	5.125%	02/10/19	165	194,775
Roche Holdings, Inc., Gtd. Notes, 144A	A1	6.000%	03/01/19	180	219,921

					414,696

Healthcare Insurance — 0.4%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	09/15/18	190	228,002

Insurance — 0.5%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	60	59,442
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	190	232,894

					292,336

Media & Entertainment — 0.2%
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	4.375%	04/01/21	55	56,493
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	4.500%	03/01/21	95	97,728

					154,221

Metals
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.125%	06/01/18	25	24,134

Non-Captive Finance — 0.3%
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN(h)	Aa2	6.000%	08/07/19	150	168,847

Pipelines & Other — 0.3%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa1	8.500%	03/15/19	125	168,790

Retailers — 1.0%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.600%	03/15/19	235	285,847

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retailers (cont’d.)
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.125%		02/01/19	$305	$341,040

						626,887

Technology — 0.3%
Xerox Corp., Sr. Unsec’d. Notes	Baa2	6.750%		02/01/17	180	206,589

Telecommunications — 0.3%
AT&T, Inc., Sr. Unsec’d. Notes	A2	3.875%		08/15/21	110	113,153
Telefonica Emisiones Sau (Spain), Gtd. Notes	Baa1	5.462%		02/16/21	100	94,958

						208,111

Tobacco — 0.4%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%		11/10/18	200	265,038

TOTAL CORPORATE BONDS (cost $6,392,742)						6,942,139

MUNICIPAL BOND — 0.2%
State of California GO, Taxable Var. Purp. 3 (cost $125,772)	A1	5.450%		04/01/15	125	138,179

NON-CORPORATE FOREIGN AGENCIES — 2.3%
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.000%		06/16/14	620	623,562
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.375%		08/25/21	805	801,259

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $1,420,926)						1,424,821

U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.4%
Federal Home Loan Mortgage Corp.(h)		2.000%		08/25/16	250	258,822
Federal National Mortgage Association(h)		1.250%		09/28/16	805	803,493
Financing Corp. FICO Strips Coupon, Series D-P		2.070%	(s)	09/26/19	2,900	2,461,633
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		2.390%	(s)	03/15/20	1,000	829,988
Israel Government AID Bond (Israel), Series 4-Z, Gov’t. Gtd. Notes		1.230%	(s)	02/15/16	407	385,875
Israel Government AID Bond (Israel), Series 6-Z, Gov’t. Gtd. Notes		1.231%	(s)	02/15/16	378	358,380
PNC Funding Corp., FDIC Gtd. Notes		0.446%	(c)	04/01/12	6,400	6,411,878

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $10,938,789)						11,510,069

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 10.1%
Government National Mortgage Association		4.000%		TBA	500	534,766
Government National Mortgage Association(h)		4.000%		TBA	5,399	5,784,340

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $6,050,363)						6,319,106

U.S. TREASURY OBLIGATIONS — 15.5%
U.S. Treasury Bonds		3.750%		08/15/41	5	5,821
U.S. Treasury Bonds(h)		4.375%		05/15/41	340	439,239
U.S. Treasury Notes(k)		3.125%		05/15/21	460	510,563
U.S. Treasury Notes(h)		0.125%		08/31/13	5,000	4,987,695
U.S. Treasury Notes(h)		0.625%		06/30/12	600	602,064
U.S. Treasury Notes		1.000%		08/31/16	270	270,675
U.S. Treasury Notes(h)		1.000%		09/30/16	2,030	2,033,004

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes(h)		1.500%	07/31/16	$385	$395,349
U.S. Treasury Notes		2.125%	08/15/21	430	437,594

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,519,221)					9,682,004

TOTAL LONG-TERM INVESTMENTS (cost $46,661,345)					49,404,667

				Shares
SHORT-TERM INVESTMENT — 21.8%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $13,638,860)(w)				13,638,860	13,638,860

TOTAL INVESTMENTS — 100.8% (cost $60,300,205)					63,043,527
Liabilities in excess of other assets(x) — (0.8)%					(508,440)

NET ASSETS — 100.0%					$62,535,087

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FDIC	Federal Deposit Insurance Corp.
FICO	Financing Corp.
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced
†	The ratings reflected are as of September 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2011.
(d)	Standard & Poor’s Rating.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at September 30, 2011.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -
Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at September 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized Appreciation (Depreciation)(1)
Short Positions:
19	2 Year U.S. Treasury Notes	Dec. 2011	$4,189,438	$4,183,859	$5,579
27	5 Year U.S. Treasury Notes	Dec. 2011	3,322,709	3,307,078	15,631
8	10 Year U.S. Treasury Notes	Dec. 2011	1,035,036	1,040,750	(5,714)
3	U.S. Ultra Bonds	Dec. 2011	437,779	475,875	(38,096)

					(22,600)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2011.

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
Bank of America N.A.(2)	06/09/14	$620	1.031%	3 month LIBOR	$(7,796)	$—	$(7,796)
Bank of America N.A.(2)	07/27/18	580	2.473%	3 month LIBOR	(32,830)	—	(32,830)
Bank of America N.A.(1)	08/09/18	70	2.136%	3 month LIBOR	2,306	—	2,306
Bank of America N.A.(1)	12/31/19	79,000	1.891%	3 month LIBOR	(315,677)	—	(315,677)
Bank of America N.A.(1)	08/24/21	850	2.253%	3 month LIBOR	14,061	—	14,061
Bank of America N.A.(2)	08/25/21	805	2.222%	3 month LIBOR	(10,971)	—	(10,971)
Bank of America N.A.(2)	09/13/21	210	2.171%	3 month LIBOR	(1,585)	—	(1,585)
Barclays Bank PLC(2)	09/12/14	400	0.656%	3 month LIBOR	750	—	750
Barclays Bank PLC(1)	08/23/16	150	1.185%	3 month LIBOR	(146)	—	(146)
Barclays Bank PLC(2)	08/31/16	680	1.303%	3 month LIBOR	(2,963)	—	(2,963)
Barclays Bank PLC(2)	09/28/16	805	1.238%	3 month LIBOR	376	—	376
Barclays Bank PLC(2)	09/28/16	555	1.183%	3 month LIBOR	1,771	—	1,771
Barclays Bank PLC(2)	08/02/18	430	2.400%	3 month LIBOR	(22,014)	—	(22,014)
Barclays Bank PLC(2)	08/31/18	500	1.893%	3 month LIBOR	(7,577)	—	(7,577)
Barclays Bank PLC(2)	09/06/18	590	1.820%	3 month LIBOR	(5,694)	—	(5,694)
Barclays Bank PLC(2)	09/08/18	490	1.688%	3 month LIBOR	(277)	—	(277)
Barclays Bank PLC(2)	09/29/18	2,935	1.735%	3 month LIBOR	(7,081)	—	(7,081)
Barclays Bank PLC(2)	09/10/20	3,685	2.620%	3 month LIBOR	(200,391)	—	(200,391)
Barclays Bank PLC(2)	08/03/21	890	2.925%	3 month LIBOR	(71,556)	—	(71,556)
Barclays Bank PLC(2)	08/04/21	1,860	2.803%	3 month LIBOR	(128,300)	—	(128,300)
Barclays Bank PLC(2)	08/08/21	1,000	2.663%	3 month LIBOR	(55,712)	—	(55,712)
Barclays Bank PLC(2)	08/15/21	370	2.380%	3 month LIBOR	(10,742)	—	(10,742)
Barclays Bank PLC(2)	08/19/21	220	2.350%	3 month LIBOR	(5,715)	—	(5,715)
Barclays Bank PLC(2)	09/02/21	710	2.378%	3 month LIBOR	(19,441)	—	(19,441)
Barclays Bank PLC(1)	09/06/21	215	2.248%	3 month LIBOR	3,244	—	3,244
Barclays Bank PLC(2)	09/09/21	715	2.205%	3 month LIBOR	(7,826)	—	(7,826)
Barclays Bank PLC(1)	09/12/21	4,600	2.188%	3 month LIBOR	41,862	—	41,862
Barclays Bank PLC(2)	09/21/21	280	2.170%	3 month LIBOR	(1,915)	—	(1,915)
Barclays Bank PLC(1)	09/22/21	70	2.158%	3 month LIBOR	393	—	393
Barclays Bank PLC(1)	10/03/21	785	2.188%	3 month LIBOR	5,871	—	5,871
Barclays Bank PLC(2)	09/13/31	210	2.890%	3 month LIBOR	(10,085)	—	(10,085)
Barclays Bank PLC(1)	08/15/41	170	3.245%	3 month LIBOR	20,300	—	20,300
Barclays Bank PLC(1)	08/18/41	100	3.348%	3 month LIBOR	14,081	—	14,081
Barclays Bank PLC(1)	09/08/41	160	2.954%	3 month LIBOR	8,999	—	8,999
Barclays Bank PLC(1)	09/09/41	220	3.019%	3 month LIBOR	15,397	—	15,397
Barclays Bank PLC(2)	09/14/41	250	2.944%	3 month LIBOR	(13,432)	—	(13,432)
Citibank N.A.(2)	08/04/16	460	1.528%	3 month LIBOR	(7,820)	—	(7,820)
Citibank N.A.(2)	09/01/18	600	1.820%	3 month LIBOR	(5,965)	—	(5,965)
Citibank N.A.(2)	12/31/19	6,055	2.619%	3 month LIBOR	(515,146)	—	(515,146)
Citibank N.A.(2)	12/31/19	900	2.517%	3 month LIBOR	(46,701)	—	(46,701)
Citibank N.A.(2)	11/12/20	3,150	2.888%	3 month LIBOR	(269,895)	—	(269,895)
Citibank N.A.(1)	07/20/21	805	3.035%	3 month LIBOR	73,891	—	73,891
Citibank N.A.(2)	08/09/21	240	2.625%	3 month LIBOR	(12,524)	—	(12,524)
Citibank N.A.(2)	08/10/21	940	2.665%	3 month LIBOR	(52,453)	—	(52,453)
Citibank N.A.(2)	08/18/21	425	2.408%	3 month LIBOR	(13,330)	—	(13,330)
Citibank N.A.(1)	08/24/21	360	2.250%	3 month LIBOR	5,872	—	5,872
Citibank N.A.(1)	08/24/21	360	2.255%	3 month LIBOR	6,038	—	6,038
Citibank N.A.(2)	09/23/21	210	2.099%	3 month LIBOR	(27)	—	(27)
Citibank N.A.(1)	09/27/21	105	1.933%	3 month LIBOR	(1,627)	—	(1,627)
Citibank N.A.(1)	10/04/21	140	2.108%	3 month LIBOR	10	—	10
Citibank N.A.(1)	09/30/26	1,135	2.628%	3 month LIBOR	23,667	—	23,667
Citibank N.A.(2)	08/24/41	160	3.065%	3 month LIBOR	(12,918)	—	(12,918)
Citibank N.A.(2)	08/24/41	160	3.074%	3 month LIBOR	(13,213)	—	(13,213)
Citibank N.A.(1)	09/29/41	155	2.845%	3 month LIBOR	4,957	—	4,957
Deutsche Bank AG(2)	11/15/19	957	4.546%	3 month LIBOR	(370,060)	—	(370,060)
Deutsche Bank AG(2)	05/15/20	957	4.246%	3 month LIBOR	(334,593)	—	(334,593)
Deutsche Bank AG(2)	05/15/21	892	4.419%	3 month LIBOR	(350,599)	—	(350,599)

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
Deutsche Bank AG(2)	05/15/21	$889	4.446%	3 month LIBOR	$(353,578)	$—	$(353,578)
HSBC Bank USA N.A.(1)	08/11/21	450	2.570%	3 month LIBOR	21,122	—	21,122
JPMorgan Chase Bank(2)	10/27/13	3,640	3.535%	3 month LIBOR	(275,479)	—	(275,479)
JPMorgan Chase Bank(2)	09/19/14	600	0.669%	3 month LIBOR	1,013	—	1,013
JPMorgan Chase Bank(1)	05/15/18	1,120	2.318%	3 month LIBOR	49,218	—	49,218
JPMorgan Chase Bank(2)	08/22/18	1,500	1.665%	3 month LIBOR	(549)	—	(549)
JPMorgan Chase Bank(1)	12/31/19	10,965	3.538%	3 month LIBOR	1,848,820	—	1,848,820
JPMorgan Chase Bank(1)	12/31/19	10,600	4.137%	3 month LIBOR	3,454,220	—	3,454,220
JPMorgan Chase Bank(1)	12/31/19	5,220	4.256%	3 month LIBOR	1,808,732	—	1,808,732
JPMorgan Chase Bank(1)	12/31/19	3,700	4.886%	3 month LIBOR	1,667,948	—	1,667,948
JPMorgan Chase Bank(1)	12/31/19	934	4.690%	3 month LIBOR	389,921	—	389,921
JPMorgan Chase Bank(1)	08/15/21	7,375	2.395%	3 month LIBOR	224,334	—	224,334
Morgan Stanley Capital Services(2)	08/22/16	400	1.168%	3 month LIBOR	700	—	700
Morgan Stanley Capital Services(1)	08/26/16	685	1.299%	3 month LIBOR	3,026	—	3,026
Morgan Stanley Capital Services(2)	09/12/16	2,500	1.168%	3 month LIBOR	7,484	—	7,484
Morgan Stanley Capital Services(1)	08/30/18	500	1.850%	3 month LIBOR	6,112	—	6,112
Morgan Stanley Capital Services(1)	09/27/18	190	1.525%	3 month LIBOR	(2,195)	—	(2,195)
Morgan Stanley Capital Services(2)	12/31/19	3,200	3.193%	3 month LIBOR	(598,912)	—	(598,912)
Morgan Stanley Capital Services(2)	12/31/19	2,355	3.727%	3 month LIBOR	(428,885)	—	(428,885)
Morgan Stanley Capital Services(2)	12/31/19	1,950	3.193%	3 month LIBOR	(368,765)	—	(368,765)
Morgan Stanley Capital Services(2)	12/31/19	1,500	3.102%	3 month LIBOR	(263,696)	—	(263,696)
Morgan Stanley Capital Services(2)	12/31/19	1,500	3.110%	3 month LIBOR	(264,871)	—	(264,871)
Morgan Stanley Capital Services(2)	12/31/19	1,400	3.628%	3 month LIBOR	(320,184)	—	(320,184)
Morgan Stanley Capital Services(2)	12/31/19	1,000	3.892%	3 month LIBOR	(264,711)	—	(264,711)
Morgan Stanley Capital Services(2)	12/31/19	1,000	4.005%	3 month LIBOR	(279,218)	—	(279,218)
Morgan Stanley Capital Services(2)	12/31/19	1,000	3.843%	3 month LIBOR	(257,920)	—	(257,920)
Morgan Stanley Capital Services(2)	12/31/19	1,000	3.157%	3 month LIBOR	(182,331)	—	(182,331)
Morgan Stanley Capital Services(2)	12/31/19	1,000	3.496%	3 month LIBOR	(224,849)	—	(224,849)
Morgan Stanley Capital Services(2)	12/31/19	1,000	3.555%	3 month LIBOR	(232,523)	—	(232,523)
Morgan Stanley Capital Services(2)	12/31/19	1,000	4.191%	3 month LIBOR	(313,566)	—	(313,566)
Morgan Stanley Capital Services(2)	12/31/19	700	3.355%	3 month LIBOR	(144,123)	—	(144,123)
Morgan Stanley Capital Services(2)	12/31/19	535	3.836%	3 month LIBOR	(136,033)	—	(136,033)
Morgan Stanley Capital Services(2)	12/31/19	400	3.780%	3 month LIBOR	(98,809)	—	(98,809)
Morgan Stanley Capital Services(2)	12/31/19	300	3.585%	3 month LIBOR	(66,449)	—	(66,449)
Morgan Stanley Capital Services(2)	09/17/20	1,145	2.708%	3 month LIBOR	(70,197)	—	(70,197)
Morgan Stanley Capital Services(1)	06/08/21	900	4.640%	3 month LIBOR	63,970	—	63,970
Morgan Stanley Capital Services(2)	08/11/21	2,200	2.603%	3 month LIBOR	(109,870)	—	(109,870)
Morgan Stanley Capital Services(2)	08/12/21	2,800	2.378%	3 month LIBOR	(81,422)	—	(81,422)
Morgan Stanley Capital Services(1)	09/06/21	370	2.431%	3 month LIBOR	11,854	—	11,854
Morgan Stanley Capital Services(1)	10/03/21	215	2.160%	3 month LIBOR	1,064	—	1,064
Morgan Stanley Capital Services(2)	09/12/26	1,500	2.663%	3 month LIBOR	(39,996)	—	(39,996)
UBS AG(2)	09/06/18	2,000	1.704%	3 month LIBOR	(3,721)	—	(3,721)
UBS AG(1)	10/03/18	1,480	1.745%	3 month LIBOR	4,023	—	4,023
UBS AG(2)	12/31/19	13,905	3.018%	3 month LIBOR	(1,419,681)	—	(1,419,681)
UBS AG(2)	10/01/20	1,460	2.523%	3 month LIBOR	(82,613)	—	(82,613)
UBS AG(1)	08/22/21	220	2.204%	3 month LIBOR	2,684	—	2,684
UBS AG(1)	09/06/21	310	2.223%	3 month LIBOR	3,962	—	3,962
UBS AG(2)	09/06/41	160	3.110%	3 month LIBOR	(14,288)	—	(14,288)
UBS AG(2)	09/06/41	160	3.028%	3 month LIBOR	(11,507)	—	(11,507)

					$(43,485)	$—	$(43,485)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2011.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2	–

other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$4,737,440	$—
Commercial Mortgage-Backed Securities	—	8,650,909	—
Corporate Bonds	—	6,942,139	—
Municipal Bond	—	138,179	—
Non-Corporate Foreign Agencies	—	1,424,821	—
U.S. Government Agency Obligations	—	11,510,069	—
U.S. Government Mortgage-Backed Securities	—	6,319,106	—
U.S. Treasury Obligations	—	9,682,004	—
Affiliated Money Market Mutual Fund	13,638,860	—	—
Other Financial Instruments*
Futures Contracts	(22,600)	—	—
Interest Rate Swaps	—	(43,485)	—

Total	$13,616,260	$49,361,182	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2020

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 78.8%
ASSET-BACKED SECURITIES — 10.5%
American Express Credit Account Master Trust, Series 2010-1, Class A	Aaa	0.479%	(c)	11/15/15	$900	$902,054
BA Credit Card Trust, Series 2006-A14, Class A14	Aaa	0.289%	(c)	04/15/16	60	59,955
Bank of America Auto Trust, Series 2009-1A, Class A3, 144A	Aaa	2.670%		07/15/13	145	145,428
Bank of America Auto Trust, Series 2009-3A, Class A3, 144A	Aaa	1.670%		12/15/13	30	30,133
Bank One Issuance Trust, Series 2003-A4, Class A4	Aaa	0.479%	(c)	01/15/16	1,000	1,002,747
Capital Auto Receivables Asset Trust, Series 2007-2, Class APT	Aaa	0.509%	(c)	02/15/14	70	70,362
Chase Issuance Trust, Series 2008-A6, Class A6	Aaa	1.429%	(c)	05/15/15	40	40,721
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	Aaa	5.650%		09/20/19	840	1,003,439
Discover Card Master Trust, Series 2009-A2, Class A	Aaa	1.529%	(c)	02/17/15	1,000	1,010,644
Ford Credit Auto Owner Trust, Series 2009-D, Class A3	Aaa	2.170%		10/15/13	77	77,537
Harley-Davidson Motorcycle Trust, Series 2009-2, Class A3	Aaa	2.620%		03/15/14	20	20,191
Honda Auto Receivables Owner Trust, Series 2009-2, Class A3	AAA(d)	2.790%		01/15/13	13	12,909
Huntington Auto Trust, Series 2009-1A, Class A3, 144A	Aaa	3.940%		06/15/13	150	150,646
MBNA Credit Card Master Note Trust, Series 2005-A10, Class A10	Aaa	0.289%	(c)	11/16/15	1,000	999,352

TOTAL ASSET-BACKED SECURITIES (cost $5,459,223)						5,526,118

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.3%
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4	AAA(d)	5.943%	(c)	06/10/46	225	245,414
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4	AAA(d)	5.595%	(c)	02/15/39	750	802,559
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	Aaa	3.642%		08/10/44	165	170,155
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%		12/10/49	704	707,733
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4	Aaa	4.918%	(c)	10/15/42	400	429,840
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4	Aaa	5.372%	(c)	12/15/44	730	799,881
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.990%	(c)	06/15/49	750	761,026
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3	Aaa	4.647%		07/15/30	150	151,030
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6	Aaa	5.392%	(c)	11/12/37	100	109,451
Morgan Stanley Capital I, Series 2006-T21, Class A4	Aaa	5.162%	(c)	10/12/52	900	972,871
Morgan Stanley Capital I, Series 2006-HQ9, Class A4	AAA(d)	5.731%	(c)	07/12/44	700	761,968

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,766,487)						5,911,928

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS — 11.9%

Banking — 3.8%
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	6.000%	09/01/17		$80	$76,968
Canadian Imperial Bank of Commerce (Canada), Covered Notes, 144A	Aaa	0.900%	09/19/14		400	397,934
Citigroup, Inc., Unsec’d. Notes(h)	A3	8.500%	05/22/19		75	90,587
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(h)	A1	5.375%	03/15/20		175	173,788
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.400%	07/22/20		100	101,174
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.300%	04/23/19		50	56,566
Morgan Stanley, Sr. Unsec’d. Notes, MTN(h)	A2	5.950%	12/28/17		100	96,969
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	Aa3	6.125%	01/11/21		75	74,142
Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A	Aaa	0.875%	09/12/14		400	398,508
US Bancorp, Sr. Unsec’d. Notes(h)	Aa3	4.200%	05/15/14		290	311,224
Wells Fargo & Co., Sr. Unsec’d. Notes(h)	A2	5.625%	12/11/17		175	197,915

						1,975,775

Capital Goods — 0.5%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $124,808; purchased 06/24/10)(f)	Baa1	2.750%	07/01/13	(g)	125	126,455
United Technologies Corp., Sr. Unsec’d. Notes	A2	6.125%	02/01/19		75	91,971
Xylem, Inc., Gtd. Notes, 144A	Baa2	4.875%	10/01/21		50	51,385

						269,811

Energy - Integrated — 0.8%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20		65	70,403
PC Financial Partnership, Gtd. Notes	Baa2	5.000%	11/15/14		100	108,473
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/24/15		205	216,707

						395,583

Energy - Other — 0.3%
Occidental Petroleum Corp., Series 1, Sr. Unsec’d. Notes	A2	4.100%	02/01/21		80	86,782
Weatherford International, Inc., Gtd. Notes	Baa2	6.350%	06/15/17		75	84,713

						171,495

Foods — 0.7%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	5.000%	04/15/20		100	114,399
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa1	6.120%	05/01/13		175	187,785
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14		75	83,723

						385,907

Healthcare & Pharmaceutical — 1.6%
Abbott Laboratories, Sr. Unsec’d. Notes(h)	A1	2.700%	05/27/15		260	272,932
Amgen, Inc., Sr. Unsec’d. Notes(h)	A3	4.100%	06/15/21		170	182,985
Medtronic, Inc., Sr. Unsec’d. Notes	A1	4.450%	03/15/20		100	113,231
Roche Holdings, Inc., Gtd. Notes, 144A	A1	6.000%	03/01/19		50	61,089
Teva Pharmaceutical Finance III LLC (Netherlands Antilles), Gtd. Notes	A3	3.000%	06/15/15		225	235,856

						866,093

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Insurance — 1.0%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	$55	$54,489
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300%	06/15/15	75	78,925
MetLife, Inc., Sr. Unsec’d. Notes(h)	A3	4.750%	02/08/21	170	176,914
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	200	202,975

					513,303

Media & Entertainment — 0.3%
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	4.375%	04/01/21	85	87,307
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	55	58,508

					145,815

Metals — 0.5%
Noranda, Inc. (Canada), Gtd. Notes	Baa2	7.250%	07/15/12	200	208,643
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.850%	08/15/17	30	31,611

					240,254

Non-Captive Finance — 0.3%
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN(h)	Aa2	6.000%	08/07/19	150	168,847

Pipelines & Other — 0.4%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	Baa2	5.350%	03/15/20	55	57,945
Enterprise Products Operating LLC, Gtd. Notes	Baa3	5.200%	09/01/20	150	164,926

					222,871

Retailers — 1.0%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	3.250%	05/18/15	250	263,111
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.250%	12/15/17	200	237,255

					500,366

Telecommunications — 0.4%
AT&T, Inc., Sr. Unsec’d. Notes(h)	A2	3.875%	08/15/21	110	113,152
Telefonica Emisiones Sau (Spain), Gtd. Notes	Baa1	5.462%	02/16/21	110	104,454

					217,606

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	105	139,145

TOTAL CORPORATE BONDS (cost $6,063,686)					6,212,871

NON-CORPORATE FOREIGN AGENCY — 1.2%
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A (cost $608,091)	Aaa	1.000%	06/16/14	610	613,504

U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.7%
Financing Corp. FICO Strips Principal, Series D-P		2.070%(s)	09/26/19	6,890	5,848,501
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		2.390%(s)	03/15/20	3,000	2,489,964
Israel Government AID Bond (Israel), Series 11-Z, Gtd. Notes		2.040%(s)	05/15/19	985	844,231

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Residual Funding Corp. Strips Principal	2.440%(s)	01/15/21	$3,500	$2,845,850
Tennessee Valley Authority	3.875%	02/15/21	3,580	4,030,518

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $13,087,925)				16,059,064

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 10.1%
Government National Mortgage Association	4.000%	08/20/40	285	305,357
Government National Mortgage Association(h)	4.000%	TBA	4,658	4,991,150

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $5,053,423)				5,296,507

U.S. TREASURY OBLIGATIONS — 3.1%
U.S. Treasury Bonds	3.750%	08/15/41	5	5,821
U.S. Treasury Notes(k)	0.625%	06/30/12	300	301,032
U.S. Treasury Notes	1.000%	08/31/16	225	225,563
U.S. Treasury Notes	1.000%	09/30/16	620	620,918
U.S. Treasury Notes(h)	2.125%	08/15/21	455	463,035

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,604,502)				1,616,369

TOTAL LONG-TERM INVESTMENTS (cost $37,643,337)				41,236,361

			Shares
SHORT-TERM INVESTMENT — 9.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $4,742,129)(w)			4,742,129	4,742,129

TOTAL INVESTMENTS — 87.9% (cost $42,385,466)				45,978,490
Other assets in excess of liabilities(x) — 12.1%				6,353,522

NET ASSETS — 100.0%				$52,332,012

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FICO	Financing Corp.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced
†	The ratings reflected are as of September 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2011.
(d)	Standard & Poor’s Rating.
(f)	Indicates a restricted security; the aggregate original cost of such security is $124,808. The aggregate value of $126,455 is approximately 0.2% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at September 30, 2011.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Futures contracts open at September 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized Appreciation (Depreciation)(1)
Long Position:
4	10 Year U.S. Treasury Notes	Dec. 2011	$518,138	$520,375	$2,237

Short Position:
3	U.S. Ultra Bonds	Dec. 2011	437,779	475,875	(38,096)

					$(35,859)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2011.

Interest rate swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
Bank of America N.A.(2)	06/09/14	$610	1.031%	3 month LIBOR	$(7,671)	$—	$(7,671)
Bank of America N.A.(1)	08/24/16	1,500	1.228%	3 month LIBOR	1,557	—	1,557
Bank of America N.A.(2)	07/27/18	550	2.473%	3 month LIBOR	(31,132)	—	(31,132)
Bank of America N.A.(2)	07/28/18	580	2.458%	3 month LIBOR	(32,185)	—	(32,185)
Bank of America N.A.(1)	12/31/20	5,900	2.744%	3 month LIBOR	536,487	—	536,487
Bank of America N.A.(2)	09/13/21	180	2.171%	3 month LIBOR	(1,359)	—	(1,359)
Barclays Bank PLC(2)	09/12/14	400	0.656%	3 month LIBOR	750	—	750
Barclays Bank PLC(1)	08/23/16	740	1.185%	3 month LIBOR	(718)	—	(718)
Barclays Bank PLC(2)	08/31/16	600	1.303%	3 month LIBOR	(2,615)	—	(2,615)
Barclays Bank PLC(1)	09/12/16	6,500	1.161%	3 month LIBOR	(21,582)	—	(21,582)
Barclays Bank PLC(2)	09/28/16	345	1.183%	3 month LIBOR	1,101	—	1,101
Barclays Bank PLC(2)	08/03/18	1,950	2.293%	3 month LIBOR	(85,625)	—	(85,625)
Barclays Bank PLC(2)	08/04/18	4,540	2.179%	3 month LIBOR	(164,067)	—	(164,067)
Barclays Bank PLC(1)	08/18/18	1,800	1.780%	3 month LIBOR	14,977	—	14,977
Barclays Bank PLC(1)	09/15/18	570	1.671%	3 month LIBOR	(573)	—	(573)
Barclays Bank PLC(2)	09/21/18	570	1.673%	3 month LIBOR	699	—	699
Barclays Bank PLC(2)	09/29/18	160	1.735%	3 month LIBOR	(386)	—	(386)
Barclays Bank PLC(2)	09/10/20	2,880	2.620%	3 month LIBOR	(156,615)	—	(156,615)
Barclays Bank PLC(2)	08/08/21	2,700	2.663%	3 month LIBOR	(150,421)	—	(150,421)
Barclays Bank PLC(1)	08/10/21	1,570	2.573%	3 month LIBOR	74,189	—	74,189
Barclays Bank PLC(2)	08/15/21	345	2.380%	3 month LIBOR	(10,016)	—	(10,016)
Barclays Bank PLC(2)	08/18/21	5,300	2.360%	3 month LIBOR	(142,978)	—	(142,978)
Barclays Bank PLC(2)	08/19/21	200	2.350%	3 month LIBOR	(5,196)	—	(5,196)
Barclays Bank PLC(2)	09/02/21	440	2.378%	3 month LIBOR	(12,048)	—	(12,048)
Barclays Bank PLC(1)	09/06/21	190	2.248%	3 month LIBOR	2,866	—	2,866
Barclays Bank PLC(2)	09/08/21	2,170	2.185%	3 month LIBOR	(19,899)	—	(19,899)
Barclays Bank PLC(2)	09/09/21	620	2.205%	3 month LIBOR	(6,786)	—	(6,786)
Barclays Bank PLC(1)	10/03/21	1,960	2.188%	3 month LIBOR	14,658	—	14,658
Barclays Bank PLC(2)	09/13/26	220	2.688%	3 month LIBOR	(6,561)	—	(6,561)
Barclays Bank PLC(1)	08/15/41	155	3.245%	3 month LIBOR	18,509	—	18,509
Barclays Bank PLC(1)	08/18/41	90	3.348%	3 month LIBOR	12,673	—	12,673
Barclays Bank PLC(1)	09/08/41	140	2.954%	3 month LIBOR	7,874	—	7,874
Barclays Bank PLC(1)	09/09/41	190	3.019%	3 month LIBOR	13,298	—	13,298
Barclays Bank PLC(2)	09/14/41	210	2.944%	3 month LIBOR	(11,283)	—	(11,283)
Citibank N.A.(2)	08/18/13	4,900	0.440%	3 month LIBOR	10,819	—	10,819
Citibank N.A.(2)	08/18/14	5,050	0.595%	3 month LIBOR	14,965	—	14,965
Citibank N.A.(2)	07/26/16	21,250	1.794%	3 month LIBOR	(650,682)	—	(650,682)
Citibank N.A.(2)	08/04/16	450	1.528%	3 month LIBOR	(7,650)	—	(7,650)
Citibank N.A.(1)	12/31/20	26,900	2.721%	3 month LIBOR	2,409,971	—	2,409,971
Citibank N.A.(1)	12/31/20	20,000	3.832%	3 month LIBOR	4,640,000	—	4,640,000
Citibank N.A.(2)	12/31/20	2,800	2.720%	3 month LIBOR	(180,936)	—	(180,936)
Citibank N.A.(1)	07/20/21	770	3.035%	3 month LIBOR	70,679	—	70,679
Citibank N.A.(2)	08/09/21	1,220	2.588%	3 month LIBOR	(59,435)	—	(59,435)
Citibank N.A.(2)	08/09/21	220	2.625%	3 month LIBOR	(11,480)	—	(11,480)
Citibank N.A.(2)	08/10/21	715	2.665%	3 month LIBOR	(39,898)	—	(39,898)

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
Citibank N.A.(2)	08/18/21	$970	2.408%	3 month LIBOR	$(30,423)	$—	$(30,423)
Citibank N.A.(1)	08/19/21	700	2.283%	3 month LIBOR	13,822	—	13,822
Citibank N.A.(1)	08/24/21	320	2.250%	3 month LIBOR	5,220	—	5,220
Citibank N.A.(1)	08/24/21	320	2.255%	3 month LIBOR	5,367	—	5,367
Citibank N.A.(2)	09/22/21	470	2.138%	3 month LIBOR	(1,795)	—	(1,795)
Citibank N.A.(2)	09/23/21	180	2.099%	3 month LIBOR	(23)	—	(23)
Citibank N.A.(1)	09/27/21	225	1.933%	3 month LIBOR	(3,486)	—	(3,486)
Citibank N.A.(1)	10/04/21	120	2.108%	3 month LIBOR	8	—	8
Citibank N.A.(2)	08/24/41	140	3.065%	3 month LIBOR	(11,303)	—	(11,303)
Citibank N.A.(2)	08/24/41	140	3.074%	3 month LIBOR	(11,562)	—	(11,562)
Citibank N.A.(1)	09/29/41	125	2.845%	3 month LIBOR	3,997	—	3,997
HSBC Bank USA N.A.(1)	08/04/21	8,700	2.845%	3 month LIBOR	634,288	—	634,288
HSBC Bank USA N.A.(1)	08/11/21	1,850	2.570%	3 month LIBOR	86,836	—	86,836
JPMorgan Chase Bank(2)	09/19/14	400	0.669%	3 month LIBOR	675	—	675
JPMorgan Chase Bank(1)	08/18/16	7,825	1.201%	3 month LIBOR	1,162	—	1,162
JPMorgan Chase Bank(1)	05/15/18	1,070	2.318%	3 month LIBOR	47,020	—	47,020
JPMorgan Chase Bank(2)	12/31/20	9,200	3.323%	3 month LIBOR	(1,182,292)	—	(1,182,292)
JPMorgan Chase Bank(2)	12/31/20	2,600	3.705%	3 month LIBOR	(493,142)	—	(493,142)
JPMorgan Chase Bank(2)	08/22/21	2,600	2.210%	3 month LIBOR	(33,218)	—	(33,218)
Morgan Stanley Capital Services(2)	08/22/16	370	1.168%	3 month LIBOR	647	—	647
Morgan Stanley Capital Services(1)	08/26/16	605	1.299%	3 month LIBOR	2,673	—	2,673
Morgan Stanley Capital Services(1)	09/08/16	1,500	1.186%	3 month LIBOR	(2,830)	—	(2,830)
Morgan Stanley Capital Services(1)	08/30/18	440	1.850%	3 month LIBOR	5,378	—	5,378
Morgan Stanley Capital Services(1)	12/31/20	4,600	4.058%	3 month LIBOR	1,266,518	—	1,266,518
Morgan Stanley Capital Services(1)	12/31/20	4,500	3.435%	3 month LIBOR	812,925	—	812,925
Morgan Stanley Capital Services(2)	12/31/20	1,500	2.157%	3 month LIBOR	(12,270)	—	(12,270)
Morgan Stanley Capital Services(1)	06/08/21	900	4.640%	3 month LIBOR	63,970	—	63,970
Morgan Stanley Capital Services(1)	07/26/21	12,700	3.068%	3 month LIBOR	1,197,906	—	1,197,906
Morgan Stanley Capital Services(1)	08/11/21	2,700	2.590%	3 month LIBOR	131,723	—	131,723
Morgan Stanley Capital Services(2)	08/12/21	7,250	2.378%	3 month LIBOR	(210,824)	—	(210,824)
Morgan Stanley Capital Services(2)	08/17/21	660	2.435%	3 month LIBOR	(22,427)	—	(22,427)
Morgan Stanley Capital Services(2)	09/06/21	510	2.394%	3 month LIBOR	(14,575)	—	(14,575)
Morgan Stanley Capital Services(1)	09/06/21	325	2.431%	3 month LIBOR	10,412	—	10,412
Morgan Stanley Capital Services(1)	10/03/21	180	2.160%	3 month LIBOR	891	—	891
UBS AG(1)	10/03/18	855	1.745%	3 month LIBOR	2,324	—	2,324
UBS AG(2)	10/01/20	9,875	2.523%	3 month LIBOR	(558,768)	—	(558,768)
UBS AG(2)	12/31/20	12,675	3.210%	3 month LIBOR	(1,517,071)	—	(1,517,071)
UBS AG(1)	08/12/21	4,000	2.323%	3 month LIBOR	95,992	—	95,992
UBS AG(1)	08/22/21	190	2.204%	3 month LIBOR	2,318	—	2,318
UBS AG(1)	09/06/21	270	2.223%	3 month LIBOR	3,451	—	3,451
UBS AG(2)	09/06/41	140	3.110%	3 month LIBOR	(12,502)	—	(12,502)
UBS AG(2)	09/06/41	140	3.028%	3 month LIBOR	(10,069)	—	(10,069)

					$6,293,218	$—	$6,293,218

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2011.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$5,526,118	$—
Commercial Mortgage-Backed Securities	—	5,911,928	—
Corporate Bonds	—	6,212,871	—
Non-Corporate Foreign Agency	—	613,504	—
U.S. Government Agency Obligations	—	16,059,064	—
U.S. Government Mortgage-Backed Securities	—	5,296,507	—
U.S. Treasury Obligations	—	1,616,369	—
Affiliated Money Market Mutual Fund	4,742,129	—	—
Other Financial Instruments*
Futures Contracts	(35,859)	—	—
Interest Rate Swaps	—	13,028	6,280,190

Total	$4,706,270	$41,249,389	$6,280,190

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Interest Rate Swaps
Balance as of 12/31/10	$(1,194,866)
Realized gain (loss)	—	**
Change in unrealized appreciation (depreciation)***	7,475,056
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 09/30/11	$6,280,190

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	The realized loss during the reporting period for other financial instruments was $82,000.
***	Of which, $7,059,939 was included in Net Assets relating to securities held at the reporting period end.

AST BOND PORTFOLIO 2021

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 51.8%

ASSET-BACKED SECURITIES — 3.6%
Ally Auto Receivables Trust, Series 2011-1, Class A2	Aaa	0.810%	10/15/13	$495	$495,846
Ally Auto Receivables Trust, Series 2011-2, Class A2	AAA(d)	0.670%	10/15/13	290	290,039
Ally Auto Receivables Trust, Series 2011-4, Class A2	Aaa	0.650%	03/17/14	400	398,562
American Express Credit Account Master Trust, Series 2010-1, Class A	Aaa	0.479%(c)	11/15/15	150	150,342
BA Credit Card Trust, Series 2006-A7, Class A7	Aaa	0.269%(c)	12/15/16	1,790	1,786,378
Bank of America Auto Trust, Series 2009-1A, Class A3, 144A	Aaa	2.670%	07/15/13	27	27,183
Bank One Issuance Trust, Series 2003-A4, Class A4	Aaa	0.479%(c)	01/15/16	150	150,412
BMW Vehicle Lease Trust, Series 2011-1, Class A2	Aaa	0.640%	04/22/13	1,300	1,299,579
Capital Auto Receivables Asset Trust, Series 2007-2, Class APT	Aaa	0.509%(c)	02/15/14	19	18,763
Chase Issuance Trust, Series 2004-A8, Class A8	Aaa	0.349%(c)	09/15/15	1,400	1,400,360
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	Aaa	5.650%	09/20/19	2,240	2,675,839
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6	Baa2	6.300%	06/20/14	3,100	3,206,477
Discover Card Master Trust, Series 2009-A2, Class A	Aaa	1.529%(c)	02/17/15	1,600	1,617,031
Discover Card Master Trust I, Series 2005-4, Class A2	Aaa	0.319%(c)	06/16/15	800	799,813
Ford Credit Auto Lease Trust, Series 2011-A, Class A2	Aaa	0.740%	09/15/13	1,000	1,000,076
Ford Credit Auto Owner Trust, Series 2010-B, Class A2	Aaa	0.650%	12/15/12	50	50,440
Ford Credit Auto Owner Trust, Series 2011-A, Class A2	Aaa	0.620%	07/15/13	488	488,684
Ford Credit Auto Owner Trust, Series 2011-B, Class A2	AAA(d)	0.680%	01/15/14	300	301,123
Harley-Davidson Motorcycle Trust, Series 2011-1, Class A2B	Aaa	0.429%(c)	10/15/14	2,000	1,999,990
Huntington Auto Trust, Series 2009-1A, Class A3, 144A	Aaa	3.940%	06/15/13	29	29,292
Hyundai Auto Receivables Trust, Series 2010-B, Class A2	Aaa	0.570%	03/15/13	93	93,123
MBNA Credit Card Master Note Trust, Series 2002-C6, Class C6	A3	2.229%(c)	03/16/15	1,400	1,415,445
MBNA Credit Card Master Note Trust, Series 2005-A10, Class A10	Aaa	0.289%(c)	11/16/15	150	149,903
Nissan Auto Lease Trust, Series 2011-A, Class A2B	Aaa	0.409%(c)	01/15/14	700	699,996
Nissan Auto Receivables Owner Trust, Series 2011-A, Class A2	Aaa	0.650%	12/16/13	1,300	1,303,771
Toyota Auto Receivables Owner Trust, Series 2011-B, Class A2	Aaa	0.530%	04/15/14	2,000	1,999,966
USAA Auto Owner Trust, Series 2009-1, Class A3	Aaa	3.020%	06/17/13	6	5,882
World Omni Automobile Lease Securitization Trust, Series 2011-A, Class A2	Aaa	0.810%	10/15/13	805	805,509

TOTAL ASSET-BACKED SECURITIES (cost $24,511,835)					24,659,824

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.8%
Banc of America Commercial Mortgage, Inc., Series 2006-1, Class A2	Aaa	5.334	%(c)	09/10/45	$938	$936,586
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AAB	AAA(d)	5.703%		06/11/50	900	953,490
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A4	Aaa	5.526	%(c)	01/15/46	4,120	4,363,397
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4	AAA(d)	5.943	%(c)	06/10/46	50	54,537
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	Aa2	4.832%		04/15/37	500	527,128
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4	AAA(d)	5.100	%(c)	08/15/38	1,500	1,625,330
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4	AAA(d)	5.595	%(c)	02/15/39	150	160,512
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 144A	Aaa	3.527%		07/10/44	1,079	1,094,211
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	Aaa	3.642%		08/10/44	1,445	1,490,143
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%		12/10/49	657	660,551
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2.	Aaa	5.381%		03/10/39	2,971	2,989,033
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AA-(d)	5.553	%(c)	04/10/38	1,700	1,804,501
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	6,600	6,974,616
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4	Aaa	4.918	%(c)	10/15/42	100	107,460
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4	Aaa	5.372	%(c)	12/15/44	1,510	1,654,548
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.990	%(c)	06/15/49	700	710,291
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C5, Class A3	Aaa	4.171%		08/15/46	1,300	1,339,553
LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A3	Aaa	4.559	%(c)	09/15/27	500	500,304
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4	AAA(d)	4.954%		09/15/30	1,150	1,242,638
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4	Aaa	5.661	%(c)	03/15/39	481	525,591
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	AAA(d)	5.300%		11/15/38	402	403,613
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	Aaa	5.047	%(c)	07/12/38	1,500	1,629,204
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	AAA(d)	5.855	%(c)	05/12/39	323	356,642
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742	%(c)	08/12/43	2,900	3,184,916
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4	AAA(d)	5.607	%(c)	02/12/39	500	546,820
Morgan Stanley Capital I, Series 2006-T21, Class A4	Aaa	5.162	%(c)	10/12/52	150	162,145
Morgan Stanley Capital I, Series 2006-IQ12, Class A4	AAA(d)	5.332%		12/15/43	1,200	1,295,374

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4	Aaa	5.418	%(c)	01/15/45	$1,050	$1,130,058
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A2	Aaa	5.275%		11/15/48	788	787,426

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $39,264,758)						39,210,618

CORPORATE BONDS — 7.0%

Banking — 4.2%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%		05/20/19	400	504,845
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	5.875%		01/05/21	1,000	934,658
Canadian Imperial Bank of Commerce (Canada), Covered Notes, 144A(a)	Aaa	0.900%		09/19/14	5,800	5,770,043
Canadian Imperial Bank of Commerce (Canada), Covered Notes, 144A	Aaa	2.000%		02/04/13	8,700	8,829,265
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750%		07/15/21	400	400,658
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.375%		08/09/20	400	414,407
Citigroup, Inc., Unsec’d. Notes	A3	8.500%		05/22/19	1,075	1,298,406
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.250%		07/27/21	400	394,606
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.375%		03/15/20	1,125	1,117,209
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	Aa3	4.350%		08/15/21	400	404,202
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	Aa3	4.400%		07/22/20	1,125	1,138,205
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN	A2	5.500%		01/26/20	1,175	1,078,562
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	Aa3	6.125%		01/11/21	120	118,628
Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A(a)	Aaa	0.875%		09/12/14	5,000	4,981,355
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A2	5.750%		02/01/18	850	957,685

						28,342,734

Capital Goods — 0.2%
Caterpillar, Inc., Sr. Unsec’d. Notes	A2	3.900%		05/27/21	400	431,404
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $308,080; purchased 12/17/10)(f)	Baa1	6.375%		10/15/17(g)	275	318,793
Xylem, Inc., Gtd. Notes, 144A	Baa2	4.875%		10/01/21	570	585,792

						1,335,989

Energy - Integrated — 0.2%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%		10/01/15	140	144,659
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	A2	3.200%		03/11/16	260	271,057
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	A2	4.500%		10/01/20	265	287,029
Total Capital SA (France), Gtd. Notes	Aa1	3.000%		06/24/15	490	517,982

						1,220,727

Energy - Other — 0.2%
Baker Hughes, Inc., Sr. Unsec’d. Notes, 144A	A2	3.200%		08/15/21	545	549,218
Occidental Petroleum Corp., Series 1, Sr. Unsec’d. Notes	A2	4.100%		02/01/21	170	184,412
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	5.125%		09/15/20	315	320,576

						1,054,206

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Foods — 0.3%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	5.000%	04/15/20	$1,080	$1,235,512
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa1	2.900%	01/15/16	170	175,547
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	725	820,498

					2,231,557

Healthcare & Pharmaceutical — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	A3	4.100%	06/15/21	980	1,054,852
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	A3	3.600%	08/15/21	400	415,214

					1,470,066

Insurance — 0.1%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	615	609,280

Media & Entertainment — 0.4%
Discovery Communications LLC, Gtd. Notes	Baa2	4.375%	06/15/21	400	413,303
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	4.375%	04/01/21	1,170	1,201,749
Time Warner, Inc., Gtd. Notes	Baa2	4.750%	03/29/21	750	787,499
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	350	372,323

					2,774,874

Metals — 0.1%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	Baa3	6.125%	06/01/18	255	246,170
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	3.750%	09/20/21	240	239,049
Teck Resources Ltd. (Canada), Gtd. Notes(a)	Baa2	3.850%	08/15/17	380	400,410

					885,629

Non-Captive Finance — 0.3%
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	4.625%	01/07/21	400	415,141
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN	Aa2	6.000%	08/07/19	330	371,463
General Electric Capital Corp., Sub. Notes(a)	Aa3	5.300%	02/11/21	1,150	1,193,011

					1,979,615

Pipelines & Other — 0.1%
Enterprise Products Operating LLC, Gtd. Notes	Baa3	5.200%	09/01/20	285	313,359
Plains All American Pipeline LP/PAA Finance Corp., Gtd. Notes	Baa3	5.000%	02/01/21	125	131,772

					445,131

Retailers — 0.2%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.600%	03/15/19	300	364,910
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.250%	04/15/21	975	1,091,812

					1,456,722

Telecommunications — 0.3%
AT&T, Inc., Sr. Unsec’d. Notes	A2	3.875%	08/15/21	760	781,781
Telefonica Emisiones Sau (Spain), Gtd. Notes	Baa1	5.462%	02/16/21	180	170,925
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	A3	4.600%	04/01/21	1,100	1,215,874

					2,168,580

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	$735	$974,015

TOTAL CORPORATE BONDS (cost $46,606,649)					46,949,125

NON-CORPORATE FOREIGN AGENCIES — 3.9%
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, MTN, 144A	Aaa	2.375%	03/31/16	14,630	15,177,645
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Gtd. Notes	Aaa	1.850%	01/10/14	350	353,855
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.000%	06/16/14	2,684	2,699,420
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.375%	08/25/21	7,905	7,868,265

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $25,375,145)					26,099,185

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.5%
Citigroup Funding, Inc., FDIC Gtd. Notes		2.250%	12/10/12	5,000	5,109,180
Federal Home Loan Banks(a)		2.750%	12/12/14	13,000	13,812,370
Federal Home Loan Mortgage Corp.(a)		1.375%	02/25/14	9,430	9,626,691
Federal Home Loan Mortgage Corp.(a)		2.000%	08/25/16	24,665	25,535,379
Federal Home Loan Mortgage Corp.		4.875%	06/13/18	475	568,063
Federal National Mortgage Association		1.250%	09/28/16	7,910	7,895,192
Israel Government AID Bond (Israel), Gtd. Notes		5.500%	04/26/24	1,000	1,274,682
Israel Government AID Bond (Israel), Series 4-Z, Gov’t. Gtd. Notes		1.230%(s)	02/15/16	3,329	3,156,212
Israel Government AID Bond (Israel), Series 6-Z, Gov’t. Gtd. Notes		1.231%(s)	02/15/16	3,091	2,930,565
Resolution Funding Corp. Interest Strip, Bonds		3.750%(s)	01/15/26	15,195	9,843,503
Resolution Funding Corp. Interest Strip, Bonds		3.910%(s)	04/15/26	20,427	12,953,047
Tennessee Valley Authority, Sr. Unsec’d. Notes(a)		3.875%	02/15/21	10,640	11,978,970

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $96,553,413)					104,683,854

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 9.3%
Government National Mortgage Association		4.000%	05/20/40-08/20/41	54,388	58,274,989
Government National Mortgage Association		4.000%	TBA	2,500	2,673,828
Government National Mortgage Association		4.000%	TBA	2,000	2,138,750

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $61,148,358)					63,087,567

U.S. TREASURY OBLIGATIONS — 6.7%
U.S. Treasury Bonds		3.750%	08/15/41	65	75,674
U.S. Treasury Bonds(k)		4.375%	05/15/41	1,530	1,976,576
U.S. Treasury Notes(a)		1.000%	08/31/16	2,815	2,822,038
U.S. Treasury Notes(h)		3.125%	05/15/21	4,885	5,421,959
U.S. Treasury Notes		1.000%	09/30/16	2,615	2,618,870
U.S. Treasury Notes(a)		2.125%	08/15/21	8,630	8,782,406
U.S. Treasury Strips Coupon(h)		2.040%(n)	02/15/21	19,000	15,717,750
U.S. Treasury Strips Coupon(h)		3.190%(n)	05/15/25	8,800	6,107,763
U.S. Treasury Strips Coupon(h)		4.340%(n)	08/15/33	3,230	1,644,871

TOTAL U.S. TREASURY OBLIGATIONS (cost $40,306,365)					45,167,907

TOTAL LONG-TERM INVESTMENTS (cost $333,766,523)					349,858,080

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 49.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $331,101,459; includes $60,325,341 of cash collateral received for securities on loan)(b)(w)	331,101,459	$331,101,459

TOTAL INVESTMENTS — 100.9% (cost $664,867,982)		680,959,539
Liabilities in excess of other assets(x) — (0.9)%		(6,233,566)

NET ASSETS — 100.0%		$674,725,973

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FDIC	Federal Deposit Insurance Corp.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
†	The ratings reflected are as of September 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $59,076,966; cash collateral of $60,325,341 (included with liabilities) was received with which the Portfolio purchased highly liquid short- term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2011.
(d)	Standard & Poor’s Rating.
(f)	Indicates a restricted security; the aggregate original cost of such security is $308,080. The aggregate value of $318,793 is approximately 0.1% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects the effective yield at September 30, 2011.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at September 30, 2011.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at September 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized Appreciation (Depreciation)(1)
Long Position:
41	10 Year U.S. Treasury Notes	Dec. 2011	$5,310,915	$5,333,844	$22,929

Short Positions:
38	2 Year U.S. Treasury Notes	Dec. 2011	8,376,502	8,367,719	8,783
599	5 Year U.S. Treasury Notes	Dec. 2011	73,593,100	73,368,140	224,960
66	U.S. Ultra Bond	Dec. 2011	9,624,582	10,469,250	(844,668)

					(610,925)

					$(587,996)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2011.

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
Bank of America N.A.(2)	06/09/14	$2,685	1.031%	3 month LIBOR	$(33,763)	$ —	$(33,763)
Bank of America N.A.(2)	07/27/18	9,750	2.464%	3 month LIBOR	(546,148)	—	(546,148)
Bank of America N.A.(2)	07/27/18	3,270	2.473%	3 month LIBOR	(185,091)	—	(185,091)
Bank of America N.A.(1)	08/24/21	13,900	2.253%	3 month LIBOR	229,941	—	229,941
Bank of America N.A.(2)	08/25/21	7,905	2.222%	3 month LIBOR	(107,731)	—	(107,731)
Bank of America N.A.(2)	09/13/21	2,100	2.171%	3 month LIBOR	(15,852)	—	(15,852)
Bank of America N.A.(1)	12/31/21	950	2.865%	3 month LIBOR	95,076	—	95,076
Barclays Bank PLC(2)	09/01/13	7,240	0.502%	3 month LIBOR	8,516	—	8,516
Barclays Bank PLC(2)	09/12/14	5,000	0.656%	3 month LIBOR	9,373	—	9,373
Barclays Bank PLC(2)	09/28/15	2,820	0.918%	3 month LIBOR	7,042	—	7,042
Barclays Bank PLC(2)	08/31/16	6,800	1.303%	3 month LIBOR	(29,634)	—	(29,634)
Barclays Bank PLC(2)	09/12/16	32,400	1.154%	3 month LIBOR	118,752	—	118,752
Barclays Bank PLC(2)	09/28/16	7,910	1.238%	3 month LIBOR	3,693	—	3,693
Barclays Bank PLC(2)	08/03/18	1,870	2.293%	3 month LIBOR	(82,112)	—	(82,112)
Barclays Bank PLC(2)	09/21/18	5,610	1.673%	3 month LIBOR	6,879	—	6,879
Barclays Bank PLC(1)	08/04/21	2,510	2.803%	3 month LIBOR	173,136	—	173,136
Barclays Bank PLC(2)	08/08/21	5,100	2.663%	3 month LIBOR	(284,129)	—	(284,129)
Barclays Bank PLC(2)	08/09/21	5,150	2.638%	3 month LIBOR	(274,687)	—	(274,687)
Barclays Bank PLC(1)	08/10/21	40,800	2.575%	3 month LIBOR	1,937,404	—	1,937,404
Barclays Bank PLC(1)	08/10/21	22,180	2.573%	3 month LIBOR	1,048,103	—	1,048,103
Barclays Bank PLC(2)	08/15/21	3,690	2.380%	3 month LIBOR	(107,129)	—	(107,129)
Barclays Bank PLC(2)	08/19/21	2,140	2.350%	3 month LIBOR	(55,595)	—	(55,595)
Barclays Bank PLC(2)	09/02/21	11,170	2.378%	3 month LIBOR	(305,845)	—	(305,845)
Barclays Bank PLC(1)	09/06/21	2,150	2.248%	3 month LIBOR	32,436	—	32,436
Barclays Bank PLC(2)	09/08/21	19,530	2.185%	3 month LIBOR	(179,092)	—	(179,092)
Barclays Bank PLC(2)	09/09/21	6,970	2.205%	3 month LIBOR	(76,287)	—	(76,287)
Barclays Bank PLC(1)	09/15/21	3,490	2.166%	3 month LIBOR	24,176	—	24,176
Barclays Bank PLC(1)	09/16/21	2,115	2.213%	3 month LIBOR	23,519	—	23,519
Barclays Bank PLC(2)	09/19/21	1,020	2.259%	3 month LIBOR	(15,463)	—	(15,463)
Barclays Bank PLC(1)	09/22/21	2,765	2.158%	3 month LIBOR	15,530	—	15,530
Barclays Bank PLC(1)	09/28/21	2,960	2.016%	3 month LIBOR	(23,296)	—	(23,296)
Barclays Bank PLC(1)	09/29/21	2,950	2.158%	3 month LIBOR	15,061	—	15,061
Barclays Bank PLC(1)	10/03/21	45,005	2.188%	3 month LIBOR	336,573	—	336,573
Barclays Bank PLC(1)	12/31/21	35,500	2.859%	3 month LIBOR	2,618,835	—	2,618,835
Barclays Bank PLC(1)	12/31/21	27,170	3.374%	3 month LIBOR	3,755,437	—	3,755,437
Barclays Bank PLC(1)	12/31/21	17,100	3.754%	3 month LIBOR	3,293,289	—	3,293,289
Barclays Bank PLC(1)	10/03/26	1,920	2.570%	3 month LIBOR	25,174	—	25,174
Barclays Bank PLC(1)	08/15/41	1,690	3.245%	3 month LIBOR	201,806	—	201,806
Barclays Bank PLC(1)	08/18/41	1,000	3.348%	3 month LIBOR	140,815	—	140,815
Barclays Bank PLC(1)	09/08/41	1,560	2.954%	3 month LIBOR	87,742	—	87,742
Barclays Bank PLC(1)	09/09/41	2,180	3.019%	3 month LIBOR	152,572	—	152,572
Barclays Bank PLC(2)	09/14/41	2,500	2.944%	3 month LIBOR	(134,323)	—	(134,323)
Citibank N.A.(2)	09/01/13	21,500	0.498%	3 month LIBOR	27,175	—	27,175
Citibank N.A.(2)	08/04/16	2,650	1.528%	3 month LIBOR	(45,052)	—	(45,052)
Citibank N.A.(2)	08/18/18	40,800	1.783%	3 month LIBOR	(346,333)	—	(346,333)
Citibank N.A.(1)	07/20/21	4,500	3.035%	3 month LIBOR	413,056	—	413,056
Citibank N.A.(1)	08/01/21	4,430	3.068%	3 month LIBOR	415,198	—	415,198
Citibank N.A.(2)	08/09/21	1,580	2.625%	3 month LIBOR	(82,448)	—	(82,448)
Citibank N.A.(1)	08/18/21	60,500	2.355%	3 month LIBOR	1,604,171	—	1,604,171
Citibank N.A.(2)	08/18/21	5,565	2.408%	3 month LIBOR	(174,541)	—	(174,541)
Citibank N.A.(1)	08/24/21	3,480	2.250%	3 month LIBOR	56,765	—	56,765
Citibank N.A.(1)	08/24/21	3,480	2.255%	3 month LIBOR	58,371	—	58,371
Citibank N.A.(2)	09/06/21	3,500	2.234%	3 month LIBOR	(49,247)	—	(49,247)
Citibank N.A.(2)	09/23/21	2,100	2.099%	3 month LIBOR	(272)	—	(272)
Citibank N.A.(1)	09/27/21	28,785	1.933%	3 month LIBOR	(445,951)	—	(445,951)
Citibank N.A.(1)	10/04/21	1,550	2.108%	3 month LIBOR	106	—	106
Citibank N.A.(1)	12/31/21	34,000	3.879%	3 month LIBOR	7,133,200	—	7,133,200

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
Citibank N.A.(2)	12/31/21	$10,000	2.344%	3 month LIBOR	$(172,200)	$ —	$(172,200)
Citibank N.A.(2)	08/18/26	13,400	2.885%	3 month LIBOR	(768,549)	—	(768,549)
Citibank N.A.(1)	09/27/26	1,310	2.313%	3 month LIBOR	(25,650)	—	(25,650)
Citibank N.A.(2)	08/24/41	1,570	3.065%	3 month LIBOR	(126,759)	—	(126,759)
Citibank N.A.(2)	08/24/41	1,570	3.074%	3 month LIBOR	(129,656)	—	(129,656)
Citibank N.A.(1)	09/29/41	1,610	2.845%	3 month LIBOR	51,485	—	51,485
JPMorgan Chase Bank(2)	09/19/14	5,800	0.669%	3 month LIBOR	9,792	—	9,792
JPMorgan Chase Bank(1)	05/15/18	6,290	2.318%	3 month LIBOR	276,410	—	276,410
JPMorgan Chase Bank(2)	08/22/21	12,400	2.210%	3 month LIBOR	(158,427)	—	(158,427)
JPMorgan Chase Bank(1)	12/31/21	65,000	3.907%	3 month LIBOR	14,494,350	—	14,494,350
JPMorgan Chase Bank(1)	12/31/21	31,000	3.401%	3 month LIBOR	4,337,520	—	4,337,520
JPMorgan Chase Bank(1)	12/31/21	9,400	3.667%	3 month LIBOR	1,708,356	—	1,708,356
JPMorgan Chase Bank(2)	12/31/21	8,000	0.000%	3 month LIBOR	(1,716,640)	—	(1,716,640)
Morgan Stanley Capital Services(2)	08/22/16	4,000	1.168%	3 month LIBOR	7,000	—	7,000
Morgan Stanley Capital Services(1)	08/26/16	6,770	1.299%	3 month LIBOR	29,910	—	29,910
Morgan Stanley Capital Services(1)	08/30/18	4,880	1.850%	3 month LIBOR	59,651	—	59,651
Morgan Stanley Capital Services(1)	06/08/21	3,900	4.640%	3 month LIBOR	277,203	—	277,203
Morgan Stanley Capital Services(1)	08/09/21	118,100	2.579%	3 month LIBOR	5,658,008	—	5,658,008
Morgan Stanley Capital Services(1)	08/11/21	174,650	2.590%	3 month LIBOR	8,520,502	—	8,520,502
Morgan Stanley Capital Services(2)	08/12/21	151,750	2.378%	3 month LIBOR	(4,412,772)	—	(4,412,772)
Morgan Stanley Capital Services(2)	08/17/21	10,650	2.435%	3 month LIBOR	(361,892)	—	(361,892)
Morgan Stanley Capital Services(1)	08/25/21	10,850	2.283%	3 month LIBOR	208,648	—	208,648
Morgan Stanley Capital Services(1)	09/06/21	3,645	2.431%	3 month LIBOR	116,779	—	116,779
Morgan Stanley Capital Services(2)	09/06/21	3,550	2.394%	3 month LIBOR	(101,454)	—	(101,454)
Morgan Stanley Capital Services(1)	10/03/21	2,305	2.160%	3 month LIBOR	11,410	—	11,410
Morgan Stanley Capital Services(1)	12/31/21	40,000	3.614%	3 month LIBOR	6,985,600	—	6,985,600
Morgan Stanley Capital Services(1)	12/31/21	38,000	3.672%	3 month LIBOR	6,928,160	—	6,928,160
Morgan Stanley Capital Services(1)	12/31/21	30,200	0.000%	3 month LIBOR	4,945,854	—	4,945,854
Morgan Stanley Capital Services(1)	12/31/21	27,600	3.365%	3 month LIBOR	3,766,296	—	3,766,296
Morgan Stanley Capital Services(2)	12/31/21	22,850	4.001%	3 month LIBOR	(5,199,289)	—	(5,199,289)
Morgan Stanley Capital Services(2)	12/31/21	7,500	2.307%	3 month LIBOR	(91,650)	—	(91,650)
Morgan Stanley Capital Services(2)	12/31/21	1,500	4.053%	3 month LIBOR	(352,890)	—	(352,890)
UBS AG(2)	09/06/18	9,600	1.704%	3 month LIBOR	(17,861)	—	(17,861)
UBS AG(2)	10/01/20	855	2.523%	3 month LIBOR	(48,379)	—	(48,379)
UBS AG(1)	08/12/21	5,000	2.323%	3 month LIBOR	119,990	—	119,990
UBS AG(1)	08/22/21	2,180	2.204%	3 month LIBOR	26,594	—	26,594
UBS AG(1)	08/31/21	8,860	2.343%	3 month LIBOR	218,683	—	218,683
UBS AG(1)	09/06/21	3,020	2.223%	3 month LIBOR	38,596	—	38,596
UBS AG(2)	12/31/21	15,395	4.057%	3 month LIBOR	(3,639,224)	—	(3,639,224)
UBS AG(2)	09/06/41	1,590	3.110%	3 month LIBOR	(141,987)	—	(141,987)
UBS AG(2)	09/06/41	1,590	3.028%	3 month LIBOR	(114,355)	—	(114,355)

					$61,686,064	$ —	$61,686,064

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2011.

# Notional	amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$24,659,824	$—
Commercial Mortgage-Backed Securities	—	39,210,618	—
Corporate Bonds	—	46,949,125	—
Non-Corporate Foreign Agencies	—	26,099,185	—
U.S. Government Agency Obligations	—	104,683,854	—
U.S. Government Mortgage-Backed Securities	—	63,087,567	—
U.S. Treasury Obligations	—	45,167,907	—
Affiliated Money Market Mutual Fund	331,101,459	—	—
Other Financial Instruments*
Futures Contracts	(587,996)	—	—
Interest Rate Swaps	—	12,795,984	48,890,080

Total	$330,513,463	$362,654,064	$48,890,080

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Interest Rate Swaps
Balance as of 12/31/10	$(781,456)
Realized gain (loss)	—	**
Change in unrealized appreciation (depreciation)***	49,671,536
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 09/30/11	$48,890,080

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**	The realized loss during the reporting period for other financial instruments was $980,000.
***	Of which, $48,003,305 was included in Net Assets relating to securities held at the reporting period end.

AST BOND PORTFOLIO 2022

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 50.6%

ASSET-BACKED SECURITIES — 1.7%
Ally Auto Receivables Trust, Series 2011-2, Class A2	AAA(d)	0.670%	10/15/13	$25	$25,003
BA Credit Card Trust, Series A11, Class A11	Aaa	0.259%	04/15/16	100	99,817
Bank One Issuance Trust, Series A3, Class A3.	Aaa	0.399%	02/15/17	100	100,044
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	Aaa	5.650%	09/20/19	100	119,457
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6	Baa2	6.300%	06/20/14	1,200	1,241,217
Discover Card Master Trust I, Series 2005-4, Class A2	Aaa	0.319%(c)	06/16/15	110	109,974
Ford Credit Auto Lease Trust, Series 2011-A, Class A2	Aaa	0.740%	09/15/13	200	200,015
Ford Credit Auto Owner Trust, Series 2011-B, Class A2	AAA(d)	0.680%	01/15/14	200	200,749
Harley-Davidson Motorcycle Trust, Series 2011-1, Class A2B	Aaa	0.429%(c)	10/15/14	200	199,999
MBNA Credit Card Master Note Trust, Series 2002-C6, Class C6	A3	2.229%(c)	03/16/15	900	909,929
Nissan Auto Lease Trust, Series 2011-A, Class A2B	Aaa	0.409%(c)	01/15/14	200	199,999

TOTAL ASSET-BACKED SECURITIES (cost $3,399,772)					3,406,203

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.7%
Bear Stearns Commercial Mortgage Securities, Series PW11, Class A4	AAA	5.620%	03/11/39	100	109,068
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A4	Aaa	5.526%(c)	01/15/46	790	836,671
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4	AAA(d)	5.100%(c)	08/15/38	100	108,355
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 144A	Aaa	3.527%	07/10/44	196	198,947
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	Aaa	3.642%	08/10/44	330	340,309
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2.	Aaa	5.381%	03/10/39	836	840,666
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4.	AA-(d)	5.553%(c)	04/10/38	400	424,588
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4.	Aaa	5.560%	11/10/39	1,600	1,690,816
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4 .	Aaa	4.918%(c)	10/15/42	100	107,460
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4 .	Aaa	5.372%(c)	12/15/44	100	109,573
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C5, Class A3	Aaa	4.171%	08/15/46	300	309,128
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4	AAA(d)	4.954%	09/15/30	100	108,055
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	Aaa	5.047%(c)	07/12/38	200	217,227
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	AAA(d)	5.855%(c)	05/12/39	160	176,665
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%(c)	08/12/43	700	768,773
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4	AAA(d)	5.607%(c)	02/12/39	50	54,682
Morgan Stanley Capital I, Series 2006-HQ9, Class A4	AAA(d)	5.731%(c)	07/12/44	200	217,705

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust, Series C24, Class A3	Aaa	5.558%	03/15/45	$100	$110,158
Wachovia Bank Commercial Mortgage Trust, Series C26, Class A3	Aaa	6.011%	06/15/45	800	868,258

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $7,609,208)					7,597,104

CORPORATE BONDS — 5.1%

Banking — 3.1%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	200	252,422
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	6.000%	09/01/17	150	144,315
Canadian Imperial Bank of Commerce (Canada), Covered Notes, 144A	Aaa	0.900%	09/19/14	1,400	1,392,769
Canadian Imperial Bank of Commerce (Canada), Covered Notes, 144A	Aaa	2.000%	02/04/13	2,000	2,029,716
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750%	07/15/21	200	200,329
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.375%	08/09/20	200	207,203
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	125	150,978
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.250%	07/27/21	200	197,303
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.375%	03/15/20	75	74,481
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.350%	08/15/21	200	202,101
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.300%	04/23/19	125	141,416
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN	A2	5.500%	01/26/20	125	114,741
Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A	Aaa	0.875%	09/12/14	1,000	996,271
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A2	5.750%	02/01/18	200	225,338

					6,329,383

Capital Goods — 0.3%
Caterpillar, Inc., Sr. Unsec’d. Notes	A2	3.900%	05/27/21	200	215,702
Honeywell International, Inc., Sr. Unsec’d. Notes	A2	4.250%	03/01/21	100	110,972
Illinois Tool Works, Inc., Sr. Unsec’d. Notes, 144A	A1	3.375%	09/15/21	10	10,247
Waste Management, Inc., Gtd. Notes	Baa3	2.600%	09/01/16	40	40,095
Xylem, Inc., Gtd. Notes, 144A	Baa2	4.875%	10/01/21	140	143,879

					520,895

Consumer
VF Corp., Sr. Unsec’d. Notes	A3	3.500%	09/01/21	40	40,663

Energy - Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	70	72,330
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.200%	03/11/16	130	135,529

					207,859

Energy - Other — 0.1%
Baker Hughes, Inc., Sr. Unsec’d. Notes, 144A	A2	3.200%	08/15/21	120	120,929
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A2	3.125%	02/15/22	100	99,971

					220,900

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Foods — 0.1%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	7.750%	01/15/19	$125	$162,336
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	50	56,586

					218,922

Healthcare & Pharmaceutical — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	A3	4.100%	06/15/21	100	107,638
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	A3	3.600%	08/15/21	55	57,092

					164,730

Insurance — 0.3%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	140	138,698
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	350	364,235
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	125	153,220

					656,153

Media & Entertainment — 0.2%
Discovery Communications LLC, Gtd. Notes	Baa2	4.375%	06/15/21	200	206,652
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	4.375%	04/01/21	200	205,427
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	50	53,189

					465,268

Non-Captive Finance — 0.3%
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	4.625%	01/07/21	200	207,571
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN	Aa2	6.000%	08/07/19	75	84,423
General Electric Capital Corp., Sub. Notes	Aa3	5.300%	02/11/21	250	259,350

					551,344

Retailers — 0.1%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.600%	03/15/19	125	152,046
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.250%	04/15/21	100	111,981

					264,027

Telecommunications — 0.4%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375%	09/08/16	210	203,070
AT&T, Inc., Sr. Unsec’d. Notes	A2	3.875%	08/15/21	305	313,741
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%	04/01/21	200	221,068

					737,879

Tobacco
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	50	66,260

TOTAL CORPORATE BONDS (cost $10,475,867)					10,444,283

NON-CORPORATE FOREIGN AGENCIES — 1.1%
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, MTN, 144A	Aaa	2.375%	03/31/16	370	383,850

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
NON-CORPORATE FOREIGN AGENCIES (Continued)
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.000%	06/16/14	$154	$154,885
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.375%	08/25/21	1,710	1,702,054

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $2,224,829)					2,240,789

U.S. GOVERNMENT AGENCY OBLIGATIONS — 20.8%
Federal Farm Credit Bank		1.625%	11/19/14	500	514,062
Federal Home Loan Banks		1.375%	05/28/14	7,500	7,653,758
Federal Home Loan Banks		2.750%	12/12/14	370	393,121
Federal Home Loan Mortgage Corp.		0.375%	10/30/13	10,415	10,398,878
Federal Home Loan Mortgage Corp.		2.000%	08/25/16	845	874,818
Federal Home Loan Mortgage Corp.		3.750%	03/27/19	350	395,400
Federal National Mortgage Association		0.625%	10/30/14	14,125	14,087,894
Federal National Mortgage Association		1.250%	09/28/16	2,185	2,180,910
Federal National Mortgage Association		2.750%	03/13/14	500	526,933
Financing Corp. FICO Strips Coupon, Series D-P		2.070%(s)	09/26/19	1,500	1,273,258
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		5.500%	09/18/23	350	444,285
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		5.500%	12/04/23	150	190,117
Israel Government AID Bond (Israel), Series 4-Z, Gov’t. Gtd. Notes		1.230%(s)	02/15/16	734	695,902
Israel Government AID Bond (Israel), Series 6-Z, Gov’t. Gtd. Notes		1.230%(s)	02/15/16	681	645,653
Resolution Funding Corp Interest Strip		2.790%(s)	01/15/22	1,700	1,316,065
Tennessee Valley Authority, Sr. Unsec’d. Notes		3.875%	02/15/21	470	529,146

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $41,686,002)					42,120,200

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 8.3%
Government National Mortgage Association		4.000%	04/20/39-08/20/41	14,161	15,173,249
Government National Mortgage Association		4.000%	TBA	1,500	1,604,297

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $16,371,631)					16,777,546

U.S. TREASURY OBLIGATIONS — 9.9%
U.S. Treasury Bonds		3.750%	08/15/41	10	11,642
U.S. Treasury Bonds		4.375%	05/15/41	120	155,026
U.S. Treasury Notes		0.125%	09/30/13	16,000	15,958,720
U.S. Treasury Notes		1.000%	08/31/16	755	756,887
U.S. Treasury Notes		1.000%	09/30/16	1,065	1,066,576
U.S. Treasury Notes(k)		1.500%	06/30/16	140	143,861
U.S. Treasury Notes		1.500%	08/31/18	1,015	1,019,917
U.S. Treasury Strips Coupon		3.190%(n)	05/15/25	900	624,658
U.S. Treasury Strips Coupon(k)		3.480%(n)	11/15/26	385	251,039

TOTAL U.S. TREASURY OBLIGATIONS (cost $19,751,000)					19,988,326

TOTAL LONG-TERM INVESTMENTS (cost $101,518,309)					102,574,451

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 53.6%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $108,829,960)(w)	108,829,960	$108,829,960

TOTAL INVESTMENTS — 104.2% (cost $210,348,269)		211,404,411
Liabilities in excess of other assets(x) — (4.2)%		(8,573,755)

NET ASSETS — 100.0%		$202,830,656

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FICO	Financing Corp.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced
†	The ratings reflected are as of September 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2011.
(d)	Standard & Poor’s Rating.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects the effective yield at September 30, 2011.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at September 30, 2011.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at September 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized Appreciation (Depreciation)(1)
Long Position:
34	U.S. Long Bond	Dec. 2011	$4,723,454	$4,849,250	$125,796

Short Positions:
100	2 Year U.S. Treasury Notes	Dec. 2011	22,023,503	22,020,313	3,190
12	5 Year U.S. Treasury Notes	Dec. 2011	1,477,086	1,469,813	7,273
63	10 Year U.S. Treasury Notes	Dec. 2011	8,155,936	8,195,906	(39,970)
6	U.S. Ultra Bonds	Dec. 2011	875,559	951,750	(76,191)

					(105,698)

					$20,098

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2011.

Interest rate swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
Bank of America N.A.(2)	06/09/14	$155	1.031%	3 month LIBOR	$(1,949)	$—	$(1,949)
Bank of America N.A.(1)	08/09/18	1,200	2.136%	3 month LIBOR	39,557	—	39,557
Bank of America N.A.(2)	09/02/18	1,800	1.813%	3 month LIBOR	(16,916)	—	(16,916)
Bank of America N.A.(1)	07/27/21	200	3.091%	3 month LIBOR	18,273	—	18,273
Bank of America N.A.(1)	07/28/21	100	3.085%	3 month LIBOR	9,579	—	9,579
Bank of America N.A.(2)	08/19/21	1,025	2.280%	3 month LIBOR	(20,019)	—	(20,019)
Bank of America N.A.(1)	08/24/21	3,000	2.253%	3 month LIBOR	49,628	—	49,628
Bank of America N.A.(2)	08/25/21	1,710	2.222%	3 month LIBOR	(23,304)	—	(23,304)
Bank of America N.A.(2)	09/13/21	500	2.171%	3 month LIBOR	(3,774)	—	(3,774)

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
Bank of America N.A.(1)	08/24/26	$1,650	2.720%	3 month LIBOR	$58,603	$—	$58,603
Barclays Bank PLC(2)	09/01/13	1,665	0.502%	3 month LIBOR	1,958	—	1,958
Barclays Bank PLC(2)	05/28/14	7,650	0.580%	3 month LIBOR	15,615	—	15,615
Barclays Bank PLC(2)	08/15/14	10,600	0.620%	3 month LIBOR	22,553	—	22,553
Barclays Bank PLC(2)	08/27/14	7,855	0.630%	3 month LIBOR	17,772	—	17,772
Barclays Bank PLC(2)	08/28/14	7,855	0.630%	3 month LIBOR	17,902	—	17,902
Barclays Bank PLC(2)	09/12/14	1,000	0.656%	3 month LIBOR	1,875	—	1,875
Barclays Bank PLC(2)	09/28/15	740	0.918%	3 month LIBOR	1,848	—	1,848
Barclays Bank PLC(2)	08/15/16	9,900	1.285%	3 month LIBOR	(43,814)	—	(43,814)
Barclays Bank PLC(2)	08/31/16	1,560	1.303%	3 month LIBOR	(6,798)	—	(6,798)
Barclays Bank PLC(2)	09/28/16	1,705	1.238%	3 month LIBOR	796	—	796
Barclays Bank PLC(1)	08/03/18	220	2.293%	3 month LIBOR	9,660	—	9,660
Barclays Bank PLC(2)	08/15/18	8,750	1.890%	3 month LIBOR	(139,796)	—	(139,796)
Barclays Bank PLC(2)	08/31/18	700	1.893%	3 month LIBOR	(10,608)	—	(10,608)
Barclays Bank PLC(2)	09/21/18	910	1.673%	3 month LIBOR	1,116	—	1,116
Barclays Bank PLC(1)	08/04/21	910	2.803%	3 month LIBOR	62,770	—	62,770
Barclays Bank PLC(1)	08/08/21	3,800	2.678%	3 month LIBOR	216,972	—	216,972
Barclays Bank PLC(2)	08/09/21	1,650	2.638%	3 month LIBOR	(88,006)	—	(88,006)
Barclays Bank PLC(1)	08/10/21	13,200	2.575%	3 month LIBOR	626,807	—	626,807
Barclays Bank PLC(2)	08/11/21	2,000	2.486%	3 month LIBOR	(78,375)	—	(78,375)
Barclays Bank PLC(2)	08/15/21	15,250	2.480%	3 month LIBOR	(583,643)	—	(583,643)
Barclays Bank PLC(2)	08/15/21	800	2.380%	3 month LIBOR	(23,226)	—	(23,226)
Barclays Bank PLC(2)	08/19/21	460	2.350%	3 month LIBOR	(11,950)	—	(11,950)
Barclays Bank PLC(2)	09/02/21	4,880	2.378%	3 month LIBOR	(133,619)	—	(133,619)
Barclays Bank PLC(2)	09/06/21	1,090	2.394%	3 month LIBOR	(31,151)	—	(31,151)
Barclays Bank PLC(1)	09/06/21	455	2.248%	3 month LIBOR	6,864	—	6,864
Barclays Bank PLC(2)	09/09/21	1,630	2.205%	3 month LIBOR	(17,841)	—	(17,841)
Barclays Bank PLC(1)	09/14/21	1,040	2.160%	3 month LIBOR	6,683	—	6,683
Barclays Bank PLC(1)	09/15/21	2,010	2.166%	3 month LIBOR	13,924	—	13,924
Barclays Bank PLC(1)	09/16/21	515	2.213%	3 month LIBOR	5,727	—	5,727
Barclays Bank PLC(2)	09/19/21	660	2.259%	3 month LIBOR	(10,014)	—	(10,014)
Barclays Bank PLC(2)	09/20/21	31	2.246%	3 month LIBOR	(431)	—	(431)
Barclays Bank PLC(1)	09/22/21	840	2.158%	3 month LIBOR	4,718	—	4,718
Barclays Bank PLC(1)	09/28/21	2,540	2.016%	3 month LIBOR	(19,991)	—	(19,991)
Barclays Bank PLC(1)	09/29/21	3,950	2.158%	3 month LIBOR	20,167	—	20,167
Barclays Bank PLC(1)	10/03/21	29,885	2.188%	3 month LIBOR	223,497	—	223,497
Barclays Bank PLC(1)	12/31/22	10,725	3.526%	3 month LIBOR	1,683,503	—	1,683,503
Barclays Bank PLC(1)	12/31/22	6,450	3.001%	3 month LIBOR	549,863	—	549,863
Barclays Bank PLC(1)	08/15/26	22,100	3.000%	3 month LIBOR	1,601,035	—	1,601,035
Barclays Bank PLC(1)	08/19/26	1,000	2.878%	3 month LIBOR	56,309	—	56,309
Barclays Bank PLC(1)	08/23/26	500	2.710%	3 month LIBOR	17,150	—	17,150
Barclays Bank PLC(1)	10/03/26	7,380	2.570%	3 month LIBOR	96,761	—	96,761
Barclays Bank PLC(1)	08/15/41	365	3.245%	3 month LIBOR	43,585	—	43,585
Barclays Bank PLC(1)	08/18/41	220	3.348%	3 month LIBOR	30,979	—	30,979
Barclays Bank PLC(1)	09/08/41	360	2.954%	3 month LIBOR	20,248	—	20,248
Barclays Bank PLC(1)	09/09/41	500	3.019%	3 month LIBOR	34,994	—	34,994
Barclays Bank PLC(2)	09/14/41	600	2.944%	3 month LIBOR	(32,238)	—	(32,238)
Citibank N.A.(2)	09/27/14	1,970	0.650%	3 month LIBOR	4,932	—	4,932
Citibank N.A.(2)	08/04/16	230	1.528%	3 month LIBOR	(3,910)	—	(3,910)
Citibank N.A.(1)	07/20/21	350	3.035%	3 month LIBOR	32,127	—	32,127
Citibank N.A.(2)	08/09/21	170	2.625%	3 month LIBOR	(8,871)	—	(8,871)
Citibank N.A.(2)	08/18/21	1,795	2.408%	3 month LIBOR	(56,298)	—	(56,298)
Citibank N.A.(1)	08/24/21	760	2.250%	3 month LIBOR	12,397	—	12,397
Citibank N.A.(1)	08/24/21	760	2.255%	3 month LIBOR	12,748	—	12,748
Citibank N.A.(2)	09/23/21	500	2.099%	3 month LIBOR	(65)	—	(65)
Citibank N.A.(1)	09/27/21	17,495	1.933%	3 month LIBOR	(271,041)	—	(271,041)
Citibank N.A.(1)	10/04/21	460	2.108%	3 month LIBOR	32	—	32
Citibank N.A.(1)	12/31/22	4,015	3.510%	3 month LIBOR	625,095	—	625,095
Citibank N.A.(1)	12/31/22	3,500	4.063%	3 month LIBOR	829,500	—	829,500
Citibank N.A.(1)	12/31/22	2,500	3.415%	3 month LIBOR	343,450	—	343,450

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
Citibank N.A.(2)	12/31/22	$1,900	2.467%	3 month LIBOR	$(39,007)	$—	$(39,007)
Citibank N.A.(1)	09/27/26	4,390	2.313%	3 month LIBOR	(85,957)	—	(85,957)
Citibank N.A.(2)	08/24/41	340	3.065%	3 month LIBOR	(27,451)	—	(27,451)
Citibank N.A.(2)	08/24/41	340	3.074%	3 month LIBOR	(28,078)	—	(28,078)
Citibank N.A.(1)	09/29/41	430	2.845%	3 month LIBOR	13,750	—	13,750
JPMorgan Chase Bank(2)	09/19/14	1,400	0.669%	3 month LIBOR	2,364	—	2,364
JPMorgan Chase Bank(1)	05/15/18	270	2.318%	3 month LIBOR	11,865	—	11,865
JPMorgan Chase Bank(2)	08/22/21	2,200	2.210%	3 month LIBOR	(28,108)	—	(28,108)
JPMorgan Chase Bank(1)	12/31/22	2,500	3.843%	3 month LIBOR	544,475	—	544,475
Morgan Stanley Capital Services(2)	10/30/13	10,415	0.563%	3 month LIBOR	3,504	—	3,504
Morgan Stanley Capital Services(2)	08/22/16	870	1.168%	3 month LIBOR	1,522	—	1,522
Morgan Stanley Capital Services(1)	08/26/16	1,490	1.299%	3 month LIBOR	6,583	—	6,583
Morgan Stanley Capital Services(1)	08/30/18	1,070	1.850%	3 month LIBOR	13,079	—	13,079
Morgan Stanley Capital Services(1)	06/08/21	200	4.640%	3 month LIBOR	14,215	—	14,215
Morgan Stanley Capital Services(1)	07/26/21	3,700	3.068%	3 month LIBOR	348,996	—	348,996
Morgan Stanley Capital Services(1)	08/09/21	36,500	2.579%	3 month LIBOR	1,748,665	—	1,748,665
Morgan Stanley Capital Services(1)	08/11/21	90,650	2.590%	3 month LIBOR	4,422,465	—	4,422,465
Morgan Stanley Capital Services(2)	08/12/21	32,200	2.378%	3 month LIBOR	(936,351)	—	(936,351)
Morgan Stanley Capital Services(2)	08/12/21	4,100	2.390%	3 month LIBOR	(123,960)	—	(123,960)
Morgan Stanley Capital Services(2)	08/17/21	3,190	2.435%	3 month LIBOR	(108,398)	—	(108,398)
Morgan Stanley Capital Services(1)	08/25/21	2,400	2.283%	3 month LIBOR	46,152	—	46,152
Morgan Stanley Capital Services(1)	09/06/21	795	2.431%	3 month LIBOR	25,470	—	25,470
Morgan Stanley Capital Services(1)	09/08/21	3,100	2.180%	3 month LIBOR	26,997	—	26,997
Morgan Stanley Capital Services(1)	10/03/21	690	2.160%	3 month LIBOR	3,415	—	3,415
Morgan Stanley Capital Services(1)	12/31/22	2,300	2.422%	3 month LIBOR	32,775	—	32,775
UBS AG(1)	08/12/21	3,100	2.323%	3 month LIBOR	74,394	—	74,394
UBS AG(1)	08/22/21	460	2.204%	3 month LIBOR	5,612	—	5,612
UBS AG(1)	08/31/21	8,340	2.343%	3 month LIBOR	205,848	—	205,848
UBS AG(2)	09/06/21	2,900	2.265%	3 month LIBOR	(48,459)	—	(48,459)
UBS AG(1)	09/06/21	660	2.223%	3 month LIBOR	8,435	—	8,435
UBS AG(2)	09/06/41	345	3.110%	3 month LIBOR	(30,809)	—	(30,809)
UBS AG(2)	09/06/41	345	3.028%	3 month LIBOR	(24,813)	—	(24,813)

					$11,891,114	$—	$11,891,114

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2011.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 – significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$3,406,203	$—
Commercial Mortgage-Backed Securities	—	7,597,104	—
Corporate Bonds	—	10,444,283	—
Non-Corporate Foreign Agencies	—	2,240,789	—
U.S. Government Agency Obligations	—	42,120,200	—
U.S. Government Mortgage-Backed Securities	—	16,777,546	—
U.S. Treasury Obligations	—	19,988,326	—
Affiliated Money Market Mutual Fund	108,829,960	—	—
Other Financial Instruments*
Futures Contracts	20,098	—	—
Interest Rate Swaps	—	7,321,460	4,569,654

Total	$108,850,058	$109,895,911	$4,569,654

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

(continued):

Interest Rate Swaps
Balance as of 01/03/11(a)	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)**	4,569,654
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 09/30/11	$4,569,654

(a)	Commencement of operations.
*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**	Of which, $4,569,654 was included in Net Assets relating to securities held at the reporting period end.

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
AFFILIATED MUTUAL FUNDS
AST BlackRock Value Portfolio	56,348,056	$422,610,421
AST Federated Aggressive Growth Portfolio	3,664,534	26,054,835
AST Goldman Sachs Concentrated Growth Portfolio	17,172,418	415,744,228
AST Goldman Sachs Large-Cap Value Portfolio	10,621,335	142,007,246
AST Goldman Sachs Mid-Cap Growth Portfolio	5,814,019	25,465,405
AST Goldman Sachs Small-Cap Value Portfolio	2,185,340	19,427,670
AST High Yield Portfolio	13,502,144	91,679,561
AST International Growth Portfolio	41,613,824	387,008,560
AST International Value Portfolio	29,709,568	384,738,899
AST Jennison Large-Cap Growth Portfolio*	29,942,029	337,746,087
AST Jennison Large-Cap Value Portfolio	20,675,518	209,236,239
AST Large-Cap Value Portfolio	56,909,836	641,373,853
AST Lord Abbett Core Fixed-Income Portfolio	12,400,108	138,757,209
AST Marsico Capital Growth Portfolio	24,434,234	416,603,688
AST MFS Growth Portfolio	29,041,535	255,275,096
AST Mid-Cap Value Portfolio	4,274,439	43,300,064
AST Money Market Portfolio	5,824,535	5,824,535
AST Neuberger Berman Mid-Cap Growth Portfolio*	1,329,091	26,355,869
AST Parametric Emerging Markets Equity Portfolio	15,190,011	116,355,484
AST PIMCO Limited Maturity Bond Portfolio	2,628,961	27,551,508
AST PIMCO Total Return Bond Portfolio	75,394,895	885,136,073
AST Small-Cap Growth Portfolio*	2,225,038	40,451,188
AST Small-Cap Value Portfolio	4,218,478	46,234,524
AST T. Rowe Price Global Bond Portfolio	75,884	836,246

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST T. Rowe Price Large-Cap Growth Portfolio*	22,764,651	$251,549,398
AST T. Rowe Price Natural Resources Portfolio	1,861,019	31,972,311
AST Western Asset Core Plus Bond Portfolio	32,794,654	346,311,541

TOTAL LONG-TERM INVESTMENTS (cost $6,134,661,053)(w)		5,735,607,738

SHORT-TERM INVESTMENT — 1.0%
AFFILIATED MONEY MARKET MUTUAL
FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $55,944,636)(w)	55,944,636	55,944,636

TOTAL INVESTMENTS — 99.4% (cost $6,190,605,689)		5,791,552,374
Other assets in excess of liabilities — 0.6%		32,274,406

NET ASSETS — 100.0%		$5,823,826,780

*	Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 – significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$5,791,552,374	$—	$—

Total	$5,791,552,374	$—	$—

AST CLS GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
AFFILIATED MUTUAL FUNDS — 90.1%
AST BlackRock Value Portfolio	9,662,936	$72,472,022
AST Federated Aggressive Growth Portfolio	4,922,829	35,001,315
AST Goldman Sachs Concentrated Growth Portfolio	2,733,154	66,169,657
AST Goldman Sachs Large-Cap Value Portfolio	1,784,012	23,852,244
AST Goldman Sachs Mid-Cap Growth Portfolio	820,564	3,594,069
AST International Growth Portfolio	16,084,506	149,585,904
AST International Value Portfolio	2,985,458	38,661,678
AST Jennison Large-Cap Growth Portfolio*	4,932,614	55,639,884
AST Jennison Large-Cap Value Portfolio	3,469,470	35,111,037
AST Large-Cap Value Portfolio	10,002,372	112,726,731
AST Lord Abbett Core Fixed-Income Portfolio	2,312,844	25,880,730
AST Marsico Capital Growth Portfolio	3,879,117	66,138,951
AST MFS Growth Portfolio	4,699,708	41,310,431
AST Mid-Cap Value Portfolio	796,867	8,072,265
AST Money Market Portfolio	102,704,485	102,704,485
AST Neuberger Berman Mid-Cap Growth Portfolio*	199,830	3,962,624
AST PIMCO Total Return Bond Portfolio	13,810,299	162,132,908
AST Small-Cap Growth Portfolio*	2,127,402	38,676,177
AST T. Rowe Price Large-Cap Growth Portfolio*	3,601,902	39,801,022
AST Western Asset Core Plus Bond Portfolio	6,025,935	63,633,871

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,262,352,470)(w)		1,145,128,005

EXCHANGE TRADED FUNDS — 9.9%
Energy Select Sector SPDR Fund(a)	211,975	12,419,615
iShares Dow Jones U.S. Healthcare Sector Index Fund	97,500	6,367,725
iShares FTSE/Xinhua China 25 Index Fund(a)	199,000	6,135,170
iShares iBoxx $ High Yield Corporate Bond Fund(a)	304,000	25,149,920
iShares MSCI Emerging Markets Index Fund(a)	173,750	6,093,412
iShares MSCI Germany Index Fund	685,148	12,531,357
iShares S&P Global Technology Sector Index Fund	114,990	6,284,204
PowerShares DB US Dollar Index Bullish Fund*	582,000	12,984,420
SPDR KBW Bank ETF(a)	713,950	12,522,683
Technology Select Sector SPDR Fund	793,669	18,706,778
Vanguard Health Care	112,163	6,358,520

TOTAL EXCHANGE TRADED FUNDS (cost $134,645,436)		125,553,804

TOTAL LONG-TERM INVESTMENTS (cost $1,396,997,906)		1,270,681,809

	Shares	Value
SHORT-TERM INVESTMENT — 6.0%
AFFILIATED MONEY MARKET MUTUAL
FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $76,506,331; includes $54,792,277 of cash collateral for securities on loan)(b)(w)	76,506,331	$76,506,331

TOTAL INVESTMENTS — 106.0% (cost $1,473,504,237)		1,347,188,140
Liabilities in excess of other assets — (6.0)%		(76,482,640)

NET ASSETS — 100.0%		$1,270,705,500

The following abbreviations are used in the Portfolio descriptions:

ETF	Exchange Traded Fund
iBoxx	Bond Market Indices
MSCI	Morgan Stanley Capital International
SPDR	Standard & Poor’s Depositary Receipts
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $51,778,417; cash collateral of $54,792,277 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

AST CLS GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 – significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$1,221,634,336	$—	$—
Exchange Traded Funds	125,553,804	—	—

Total	$1,347,188,140	$—	$—

AST CLS MODERATE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
AFFILIATED MUTUAL FUNDS — 90.2%
AST BlackRock Value Portfolio	8,889,755	$66,673,166
AST Federated Aggressive Growth Portfolio	4,713,408	33,512,329
AST Goldman Sachs Concentrated Growth Portfolio	2,805,874	67,930,208
AST Goldman Sachs Large-Cap Value Portfolio	1,630,397	21,798,402
AST Goldman Sachs Mid-Cap Growth Portfolio	868,850	3,805,563
AST International Growth Portfolio	15,246,629	141,793,653
AST International Value Portfolio	2,818,197	36,495,649
AST Jennison Large-Cap Growth Portfolio*	5,027,956	56,715,342
AST Jennison Large-Cap Value Portfolio	3,205,745	32,442,141
AST Large-Cap Value Portfolio	9,142,713	103,038,370
AST Lord Abbett Core Fixed-Income Portfolio	5,269,905	58,970,236
AST Marsico Capital Growth Portfolio	3,976,969	67,807,325
AST MFS Growth Portfolio	4,814,805	42,322,132
AST Mid-Cap Value Portfolio	730,868	7,403,697
AST Money Market Portfolio	296,404,264	296,404,264
AST Neuberger Berman Mid-Cap Growth Portfolio*	208,947	4,143,417
AST PIMCO Total Return Bond Portfolio	31,343,502	367,972,715
AST Small-Cap Growth Portfolio*	2,009,712	36,536,571
AST T. Rowe Price Large-Cap Growth Portfolio*	3,705,106	40,941,420
AST Western Asset Core Plus Bond Portfolio	13,724,482	144,930,534

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,729,515,553)(w)		1,631,637,134

EXCHANGE TRADED FUNDS — 9.8%
Energy Select Sector SPDR Fund(a)	299,260	17,533,643
iShares Dow Jones U.S. Healthcare Sector Index Fund(a)	138,200	9,025,842
iShares FTSE/Xinhua China 25 Index Fund(a)	285,500	8,801,965
iShares iBoxx $ High Yield Corporate Bond Fund	429,500	35,532,535
iShares MSCI Emerging Markets Index Fund(a)	245,500	8,609,685
iShares MSCI Germany Index Fund(a)	968,500	17,713,865
iShares S&P Global Technology Sector Index Fund	162,490	8,880,078
PowerShares DB US Dollar Index Bullish Fund*	826,000	18,428,060
SPDR KBW Bank ETF(a)	1,008,000	17,680,320
Technology Select Sector SPDR Fund(a)	1,130,631	26,648,973
Vanguard Health Care	159,126	9,020,853

TOTAL EXCHANGE TRADED FUNDS (cost $190,584,259)		177,875,819

TOTAL LONG-TERM INVESTMENTS (cost $1,920,099,812)		1,809,512,953

	Shares	Value
SHORT-TERM INVESTMENT — 5.1%
AFFILIATED MONEY MARKET MUTUAL
FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $92,281,590; includes $62,785,537 of cash collateral for securities on loan)(b)(w)	92,281,590	$92,281,590

TOTAL INVESTMENTS — 105.1% (cost $2,012,381,402)		1,901,794,543
Liabilities in excess of other assets — (5.1)%		(92,248,820)

NET ASSETS — 100.0%		$1,809,545,723

The following abbreviations are used in the Portfolio descriptions:

ETF	Exchange Traded Fund
iBoxx	Bond Market Indices
MSCI	Morgan Stanley Capital International
SPDR	Standard & Poor’s Depositary Receipts
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $58,709,307; cash collateral of $62,785,537 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

AST CLS MODERATE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 – significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$1,723,918,724	$—	$—
Exchange Traded Funds	177,875,819	—	—

Total	$1,901,794,543	$—	$—

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS
Apartment — 21.1%
Apartment Investment & Management Co. (Class A Stock), REIT(a)	314,073	$6,947,295
AvalonBay Communities, Inc., REIT(a)	156,580	17,857,949
BRE Properties, Inc., REIT(a)	174,738	7,398,407
Campus Crest Communities, Inc., REIT(a)	152,535	1,659,581
Education Realty Trust, Inc., REIT	364,835	3,133,933
Equity Residential, REIT(a)	545,372	28,288,446
Home Properties, Inc., REIT(a)	112,762	6,400,371
National Retail Properties, Inc., REIT(a)	206,848	5,558,006
Post Properties, Inc., REIT	160,042	5,559,859
UDR, Inc., REIT(a)	467,589	10,352,420

		93,156,267

Diversified Operations — 8.7%
American Assets Trust, Inc., REIT	117,992	2,117,956
Colonial Properties Trust, REIT(a)	233,326	4,237,200
Digital Realty Trust, Inc., REIT	13,138	724,692
DuPont Fabros Technology, Inc., REIT(a)	111,011	2,185,807
Forest City Enterprises, Inc. (Class A Stock)*(a)	260,466	2,776,568
Vornado Realty Trust, REIT(a)	352,152	26,277,582

		38,319,805

Healthcare — 10.1%
HCP, Inc., REIT(a)	552,472	19,369,668
Health Care REIT, Inc., REIT(a)	47,980	2,245,464
Healthcare Realty Trust, Inc., REIT	120,174	2,024,932
Senior Housing Properties Trust, REIT	268,040	5,773,582
Ventas, Inc., REIT(a)	310,826	15,354,804

		44,768,450

Hotels — 4.4%
Hersha Hospitality Trust, REIT	749,367	2,592,810
Hospitality Properties Trust, REIT	59,640	1,266,157
Host Hotels & Resorts, Inc., REIT	594,784	6,506,938
Hyatt Hotels Corp. (Class A Stock)*(a)	78,604	2,465,807
Orient-Express Hotels Ltd. (Bermuda) (Class A Stock)*(a)	352,693	2,437,109
Pebblebrook Hotel Trust, REIT(a)	130,537	2,042,904
RLJ Lodging Trust, REIT(a)	180,407	2,303,797

		19,615,522

Industrial — 4.9%
DCT Industrial Trust, Inc., REIT(a)	1,589,313	6,977,084
EastGroup Properties, Inc., REIT	48,643	1,855,244
ProLogis, Inc., REIT	525,579	12,745,291

		21,577,619

Manufactured Home — 1.5%
Equity LifeStyle Properties, Inc., REIT	105,524	6,616,355

Office — 10.9%
BioMed Realty Trust, Inc., REIT	75,593	1,252,576
Boston Properties, Inc., REIT(a)	220,537	19,649,847
Brookfield Properties Corp. (Canada)	238,920	3,289,928
Douglas Emmett, Inc., REIT	132,968	2,273,753
Highwoods Properties, Inc., REIT	32,074	906,411
Hudson Pacific Properties, Inc., REIT	159,648	1,856,706
Kilroy Realty Corp., REIT(a)	121,463	3,801,792
Mack-Cali Realty Corp., REIT(a)	119,660	3,200,905

	Shares	Value
COMMON STOCKS (Continued)
Office (cont’d.)
SL Green Realty Corp., REIT(a)	208,449	$12,121,309

		48,353,227

Office/Industrial — 2.2%
Liberty Property Trust, REIT	263,444	7,668,855
PS Business Parks, Inc., REIT	42,710	2,115,853

		9,784,708

Regional Mall — 19.2%
General Growth Properties, Inc., REIT	975,225	11,800,222
Macerich Co. (The), REIT(a)	257,991	10,998,156
Simon Property Group, Inc., REIT(a)	486,169	53,468,867
Taubman Centers, Inc., REIT(a)	171,573	8,631,838

		84,899,083

Self Storage — 4.3%
Extra Space Storage, Inc., REIT(a)	116,280	2,166,296
Public Storage, REIT	150,378	16,744,590

		18,910,886

Shopping Centers — 11.4%
Alexander’s, Inc., REIT	6,367	2,298,614
DDR Corp., REIT	717,657	7,822,461
Federal Realty Investment Trust, REIT(a)	136,495	11,248,554
Kimco Realty Corp., REIT(a)	874,028	13,136,641
Regency Centers Corp., REIT(a)	230,188	8,132,542
Weingarten Realty Investors, REIT(a)	372,345	7,882,544

		50,521,356

Specialty — 0.6%
Rayonier, Inc., REIT	77,025	2,833,750

TOTAL LONG-TERM INVESTMENTS (cost $473,034,510)		439,357,028

SHORT-TERM INVESTMENTS — 39.4%
AFFILIATED MONEY MARKET MUTUAL
FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $174,287,582; includes $173,472,998 of cash collateral for securities on loan)(b)(w)	174,287,582	174,287,582

TOTAL INVESTMENTS — 138.7% (cost $647,322,092)		613,644,610
Liabilities in excess of other assets — (38.7)%		(171,323,939)

NET ASSETS — 100.0%		$442,320,671

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $163,779,746; cash collateral of $173,472,998 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 – significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$439,357,028	$—	$—
Affiliated Money Market Mutual Fund	174,287,582	—	—

Total	$613,644,610	$—	$—

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS — 99.3%
Advertising — 0.5%
National CineMedia, Inc.	135,076	$1,959,953
Valuevision Media, Inc. (Class A Stock)*	171,800	405,448

		2,365,401

Aerospace & Defense — 2.7%
Innovative Solutions & Support, Inc.*	797,170	3,850,331
Kaman Corp.	52,500	1,462,125
Teledyne Technologies, Inc.*	131,600	6,429,976

		11,742,432

Airlines — 1.6%
US Airways Group, Inc.*(a)	1,269,544	6,982,492

Automotive Parts — 1.6%
CLARCOR, Inc.	165,216	6,836,638

Banks — 1.1%
Walker & Dunlop, Inc.*	413,600	4,806,032

Biotechnology — 2.5%
3SBio, Inc. (Cayman Islands), ADR*	134,100	1,599,813
Amarin Corp PLC (United Kingdom), ADR*	407,302	3,747,178
Anadys Pharmaceuticals, Inc.*	1,016,769	934,919
BELLUS Health, Inc. (Canada)*	451,199	18,950
Biocon Ltd. (India)	445,005	3,052,554
Inhibitex, Inc.*	219,694	540,447
Repligen Corp.*	347,200	1,135,344

		11,029,205

Building Materials — 1.1%
Owens Corning*	213,500	4,628,680

Business Services — 2.9%
CoStar Group, Inc.*(a)	73,800	3,835,386
Ctrip.com International Ltd. (Cayman Islands), ADR*(a)	103,000	3,312,480
Kenexa Corp.*(a)	364,400	5,699,216

		12,847,082

Cable Television — 1.2%
Central European Media Enterprises Ltd. (Bermuda) (Class A Stock)*(a)	685,000	5,349,850

Chemicals — 1.5%
Eastman Chemical Co.	80,500	5,516,665
Huabao International Holdings Ltd. (Bermuda)	1,334,300	1,085,785

		6,602,450

Commercial Banks — 0.8%
Popular, Inc. (Puerto Rico)*	2,293,600	3,440,400

Commercial Services — 1.6%
China Education Alliance, Inc. (China)*(a)	100,640	166,056
iSoftstone Holdings Ltd. (Cayman Islands), ADS*(a)	124,700	809,303
RPX Corp.*	73,100	1,513,901
ServiceSource International, Inc.*(a)	118,484	1,565,174
TNS, Inc.*	68,525	1,288,270
VistaPrint NV (Netherlands)*(a)	54,800	1,481,244

		6,823,948

Computer Services & Software — 11.6%
Allscripts Healthcare Solutions, Inc.*(a)	187,900	3,385,958

	Shares	Value
COMMON STOCKS (Continued)
Computer Services & Software (cont’d.)
Amadeus IT Holding SA (Spain) (Class A Stock)	232,067	$3,707,677
Camelot Information Systems, Inc. (British Virgin Islands), ADS*(a)	297,029	796,038
Cinedigm Digital Cinema Corp.	483,000	579,600
Cinedigm Digital Cinema Corp. (Class A Stock)*	998,987	1,198,784
CommVault Systems, Inc.*	217,989	8,078,672
Convio, Inc.*	57,800	486,098
Envestnet, Inc.*	490,238	4,902,380
Fundtech Ltd. (Israel)	34,877	804,961
IHS, Inc. (Class A Stock)*	28,100	2,102,161
JDA Software Group, Inc.*	109,000	2,554,960
LivePerson, Inc.*	96,600	961,170
OCZ Technology Group, Inc.*(a)	250,235	1,213,640
QLIK Technologies, Inc.*(a)	74,400	1,611,504
RADWARE Ltd. (Israel)*	253,500	5,473,065
Riverbed Technology, Inc.*	221,500	4,421,140
Seachange International, Inc.*	124,425	958,073
Syntel, Inc.	71,300	3,079,447
Tangoe, Inc.*	66,728	754,694
Telecity Group PLC (United Kingdom)*	385,199	3,323,439
Totvs SA (Brazil)	19,919	334,235
Velti PLC (United Kingdom)*	57,746	381,701

		51,109,397

Consumer Products & Services — 1.1%
SodaStream International Ltd. (Israel)*(a)	42,500	1,404,625
Vitamin Shoppe, Inc.*(a)	95,900	3,590,496

		4,995,121

Containers & Packaging — 0.3%
Greatview Aseptic Packaging Co. Ltd. (Cayman Islands)*	4,014,946	1,179,244

Diversified Financial Services — 0.3%
Power Finance Corp. Ltd. (India)*	391,788	1,191,843

Diversified Operations — 0.5%
MAX India Ltd. (India)*	390,366	1,497,990
RHJ International (Belgium)*	101,921	528,442

		2,026,432

Education — 0.3%
Ambow Education Holding Ltd. (Cayman Islands), ADR*(a)	181,030	1,234,625

Electric — 0.5%
ITC Holdings Corp.	30,506	2,362,080

Electrical Equipment — 0.4%
China Ming Yang Wind Power Group Ltd. (Cayman Islands), ADS*(a)	69,606	184,456
Satcon Technology Corp.*(a)	1,666,589	1,583,260

		1,767,716

Electronic Components & Equipment — 0.7%
Fluidigm Corp.*(a)	27,300	380,289
Orbotech Ltd. (Israel)*	292,000	2,826,560
Spire Corp.*(a)	35,129	52,694

		3,259,543

Energy – Alternate Sources — 0.2%
Syntroleum Corp.*	1,028,217	884,369

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Engineering & Construction — 0.6%
Chicago Bridge & Iron Co. NV (Netherlands)	100,000	$2,863,000

Entertainment & Leisure — 0.7%
Penn National Gaming, Inc.*	85,500	2,846,295
Universal Travel Group, 144A*(a)(g)	244,724	374,428

		3,220,723

Environmental Control — 0.2%
Darling International, Inc.*	85,500	1,076,445

Financial Services — 4.2%
Affiliated Managers Group, Inc.*	53,200	4,152,260
Air Lease Corp.*(a)	260,247	4,996,742
BankUnited, Inc.	111,300	2,310,588
CETIP SA - Balcao Organizado de Ativos e Derivativos (Brazil)	3,497	41,121
Greenhill & Co., Inc.(a)	29,200	834,828
Manappuram Finance Ltd. (India)	5,231,000	5,551,360
Netspend Holdings, Inc.*(a)	125,754	646,376

		18,533,275

Healthcare Products — 0.7%
DexCom, Inc.*	225,522	2,706,264
Palomar Medical Technologies, Inc.*(a)	49,700	391,636

		3,097,900

Healthcare Services — 2.9%
Amil Participacoes SA (Brazil)	68,900	610,124
ExamWorks Group, Inc.*	197,000	2,005,460
Protalix BioTherapeutics, Inc.*(a)	632,296	2,908,562
Seattle Genetics, Inc.*(a)	374,400	7,136,064

		12,660,210

Hotels & Motels — 1.5%
Melco Crown Entertainment Ltd. (Cayman Islands), ADR*	322,000	2,675,820
NagaCorp Ltd. (Cayman Islands)	10,249,855	2,187,160
Orient-Express Hotels Ltd. (Bermuda) (Class A Stock)*(a)	220,800	1,525,728

		6,388,708

Household Products — 1.0%
Samsonite International SA*	2,971,210	4,196,948

Insurance — 0.2%
Willis Group Holdings PLC (Ireland)	29,101	1,000,201

Internet Services — 5.2%
21Vianet Group, Inc. (Cayman Islands), ADR*(a)	32,431	321,716
ASOS PLC (United Kingdom)*	51,761	1,219,473
BroadSoft, Inc.*(a)	103,000	3,126,050
Constant Contact, Inc.*(a)	303,954	5,255,365
IntraLinks Holdings, Inc.*	195,461	1,467,912
Mecox Lane Ltd. (Cayman Islands), ADR*(a)	311,549	426,822
NIC, Inc.	196,400	2,248,780
Shutterfly, Inc.*	39,902	1,643,164
WebMediaBrands, Inc.*	1,181,298	756,031
Yoox SpA (Italy)*	487,860	6,254,883

		22,720,196

Manufacturing — 1.9%
Fabrinet (Cayman Islands)*	215,300	4,026,110
STR Holdings, Inc.*(a)	109,700	889,667

	Shares	Value
COMMON STOCKS (Continued)
Manufacturing (cont’d.)
Trinity Industries, Inc.	123,200	$2,637,712
Triveni Turbine Ltd. (India), 144A*(g)	1,091,127	644,800

		8,198,289

Medical Supplies & Equipment — 2.8%
Ardea Biosciences, Inc.*	105,200	1,643,224
Conceptus, Inc.*(a)	653,100	6,837,957
Corcept Therapeutics, Inc.*(a)	95,600	296,360
Corcept Therapeutics, Inc., PIPE*	123,242	382,050
Insulet Corp.*(a)	211,400	3,225,964

		12,385,555

Metals & Mining — 0.1%
L&L Energy, Inc.*(a)	134,802	363,965

Oil, Gas & Consumable Fuels — 1.1%
Vermilion Energy, Inc. (Canada)	101,503	4,265,858
Western Refining, Inc.*	54,916	684,253

		4,950,111

Pharmaceuticals — 15.8%
Achillion Pharmaceuticals, Inc.*	172,495	814,176
Adaltis, Inc. (Canada), (OTC), 144A*(g)	41,000	—
Adaltis, Inc. (Canada), (TSX), 144A*(g)	172,400	—
Alkermes PLC (Ireland)*(a)	151,200	2,307,312
Aurobindo Pharma Ltd. (India)*	417,271	1,050,959
Catalyst Pharmaceutical Partners, Inc.*	1,229,390	1,819,497
CFR Pharmaceuticals SA (Chile)*	3,165,875	682,340
CFR Pharmaceuticals SA (Chile), ADR, 144A*	35,699	779,773
Cubist Pharmaceuticals, Inc.*(a)	443,000	15,646,760
Dishman Pharmaceuticals & Chemicals Ltd. (India)	238,512	278,742
Dyax Corp.*	1,248,017	1,572,501
Dynavax Technologies Corp.*(a)	7,436,324	13,831,563
Nektar Therapeutics*(a)	316,900	1,536,965
Progenics Pharmaceuticals, Inc.*(a)	956,700	5,491,458
Regeneron Pharmaceuticals, Inc.*(a)	37,600	2,188,320
Sagent Pharmaceuticals, Inc.*(a)	173,820	3,518,117
Salix Pharmaceuticals Ltd.*	8,309	245,946
Strides Arcolab Ltd. (India)	173,914	1,248,619
Threshold Pharmaceuticals, Inc., PIPE*	203,171	292,566
Tianyin Pharmaceutical Co., Inc.*	68,700	82,440
Vical, Inc.*(a)	769,300	1,907,864
Vivus, Inc.*(a)	290,600	2,345,142
Warner Chilcott PLC (Ireland) (Class A Stock)*(a)	413,541	5,913,636
Watson Pharmaceuticals, Inc.*(a)	56,800	3,876,600
YM Biosciences, Inc. (Canada)*(a)	1,101,053	2,036,948

		69,468,244

Real Estate — 1.0%
China Housing & Land Development, Inc.*(a)	165,838	242,123
LPS Brasil Consultoria de Imoveis SA (Brazil)	196,267	3,113,759
Xinyuan Real Estate Co. Ltd. (Cayman Islands), ADR(a)	663,860	1,188,309

		4,544,191

Real Estate Investment Trust – Mortgage — 0.3%
Summit Hotel Properties, Inc.	170,900	1,206,554

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts — 0.5%
Fibra Uno Administracion SA de CV (Mexico)	736,800	$1,221,939
STAG Industrial, Inc.	92,170	940,134

		2,162,073

Restaurants — 1.9%
International Meal Co. Holdings SA (Brazil)*	1,359,747	8,569,606

Retail & Merchandising — 10.7%
Arezzo Industria e Comercio SA (Brazil)	578,100	6,149,182
Dick’s Sporting Goods, Inc.*(a)	190,000	6,357,400
Dunkin’ Brands Group, Inc.*(a)	56,000	1,551,200
Gordmans Stores, Inc.*(a)	240,000	2,872,800
LJ International, Inc. (British Virgin Islands)*(a)	77,274	193,185
Lululemon Athletica, Inc.*(a)	198,400	9,652,160
MSC Industrial Direct Co., Inc. (Class A Stock)	103,000	5,815,380
Salvatore Ferragamo Italia SpA (Italy)*	675,000	9,016,157
Teavana Holdings, Inc.*(a)	16,586	337,359
Ulta Salon Cosmetics & Fragrance, Inc.*	44,100	2,744,343
Vera Bradley, Inc.*(a)	65,900	2,375,695

		47,064,861

Semiconductors — 3.8%
Cavium, Inc.*	56,500	1,526,065
Entropic Communications, Inc.*(a)	145,683	601,671
Magnachip Semiconductor Corp.*	91,126	612,367
Mellanox Technologies Ltd. (Israel)*	11,200	349,664
Microsemi Corp.*	249,400	3,985,412
Mindspeed Technologies, Inc.*(a)	1,034,000	5,376,800
Nova Measuring Instruments Ltd. (Israel)*	614,259	3,298,571
RDA Microelectronics, Inc. (Cayman Islands), ADR*	63,713	538,375
Rubicon Technology, Inc.*(a)	55,050	601,697

		16,890,622

Software — 1.1%
ePocrates, Inc.*	37,690	339,587
interXion Holding NV (Netherlands)*	160,859	1,899,745
Parametric Technology Corp.*	178,700	2,748,406

		4,987,738

Telecommunications — 1.6%
Gilat Satellite Networks Ltd. (Israel)*	496,500	1,593,765
hiSoft Technology International Ltd. (Cayman Islands), ADR*(a)	167,270	1,470,303
KVH Industries, Inc.*	53,458	422,853
tw telecom, Inc.*	211,700	3,497,284

		6,984,205

Textiles — 0.6%
Cia Hering (Brazil)	155,246	2,588,465

Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp, Inc.(a)	38,800	461,720

Transportation — 3.8%
Aramex PJSC (United Arab Emirates)	12,425,267	6,026,333
Atlas Air Worldwide Holdings, Inc.*	151,300	5,036,777
Old Dominion Freight Line, Inc.*(a)	159,300	4,614,921

	Shares	Value
COMMON STOCKS (Continued)
Transportation (cont’d.)
XPO Logistics, Inc.*	129,960	$996,793

		16,674,824

TOTAL COMMON STOCKS (cost $534,720,101)		436,723,609

	Units
WARRANTS(l)* — 0.1%
Biotechnology
Anadys Pharmaceuticals, Inc., expiring 06/03/14	43,050	27,552

Energy – Alternate Sources
Syntroleum Corp., expiring 07/16/16	615,342	153,836

Medical Supplies & Equipment
Corcept Therapeutics, Inc., expiring 04/21/13	43,135	39,684

Pharmaceuticals — 0.1%
Clinical Data, Inc., expiring 05/24/12	7,625	—
Cortex Pharmaceuticals, Inc., 08/28/2012	55,040	—
Dynavax Technologies Corp., expiring 04/16/15	173,656	163,237
Medicure, Inc., (China), expiring 12/02/11	106,637	—
Point Therapeutics, Inc., expiring 07/01/12	84,270	—
Threshold Pharmaceuticals, Inc., expiring 10/15/14	90,745	57,169

		220,406

TOTAL WARRANTS (cost $39,662)		441,478

TOTAL LONG-TERM INVESTMENTS (cost $534,759,763)		437,165,087

	Shares
SHORT-TERM INVESTMENT — 24.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $109,348,420; includes $109,348,192 of cash collateral for securities on loan)(b)(w)	109,348,420	109,348,420

TOTAL INVESTMENTS — 124.3% (cost $644,108,183)		546,513,507
Liabilities in excess of other assets — (24.3)%		(106,741,365)

NET ASSETS — 100.0%		$439,772,142

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A are deemed to be liquid.
ADR	American Depositary Receipt
ADS	American Depositary Security
OTC	Over-The-Counter
PIPE	Private Investment In Public Equity
TSX	Toronto Stock Exchange

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending
settlement, is $101,028,017; cash collateral of
$109,348,192 (included with liabilities) was received with
which the Portfolio purchased highly liquid short-term
investments.
(b)	Represents security, or a portion thereof, purchased with
cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.
(l)	The amount represents fair value of derivative instruments
subject to equity contracts risk exposure as of September
30, 2011.
(w)	Prudential Investments LLC, the co-manager of the
Portfolio, also serves as manager of the Prudential
Investment Portfolios 2 - Prudential Core Taxable Money
Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$394,814,331	$40,310,450	$1,598,828
Warrants	84,721	163,237	193,520
Affiliated Money Market Mutual Fund	109,348,420	—	—

Total	$504,247,472	$40,473,687	$1,792,348

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 103.4%
COMMON STOCKS — 65.8%
Advertising — 0.3%
Interpublic Group of Cos., Inc. (The)	349,460	$2,516,112

Aerospace & Defense — 1.2%
BE Aerospace, Inc.*	36,650	1,213,482
Boeing Co. (The)	37,520	2,270,335
Rolls-Royce Holdings PLC (United Kingdom)*	101,300	931,229
Safran SA (France)	12,620	386,057
Triumph Group, Inc.(a)	37,080	1,807,279
United Technologies Corp.(a)	28,950	2,036,922

		8,645,304

Airlines — 0.1%
Deutsche Lufthansa AG (Germany)	19,380	251,247
Qantas Airways Ltd. (Australia)*	207,196	277,748

		528,995

Apparel & Textile — 0.7%
Asics Corp. (Japan)	8,800	120,159
Billabong International Ltd. (Australia)	126,262	398,435
Coach, Inc.	41,560	2,154,055
NIKE, Inc. (Class B Stock)	25,420	2,173,664
Toray Industries, Inc. (Japan)	24,000	168,075

		5,014,388

Auto Parts & Equipment — 1.4%
Aisin Seiki Co. Ltd. (Japan)	16,700	556,034
Autoliv, Inc.(a)	65,260	3,165,110
Bridgestone Corp. (Japan)	22,800	517,325
Commercial Vehicle Group, Inc.*	56,610	371,928
Dana Holding Corp.*(a)	113,630	1,193,115
Denso Corp. (Japan)	7,500	241,103
Exedy Corp. (Japan)	3,200	121,173
Johnson Controls, Inc.	93,260	2,459,266
Tenneco, Inc.*	55,670	1,425,709

		10,050,763

Automobile Manufacturers — 0.9%
Bayerische Motoren Werke AG (Germany)	18,987	1,254,302
Daihatsu Motor Co. Ltd. (Japan)	8,000	145,161
Daimler AG (Germany)	17,719	788,040
Fiat Industrial SpA (Italy)*	49,000	366,138
Honda Motor Co. Ltd. (Japan)	42,700	1,250,890
Navistar International Corp.*	30,880	991,866
Nissan Motor Co. Ltd. (Japan)	21,100	186,694
Toyota Motor Corp. (Japan)	35,600	1,220,339

		6,203,430

Banks — 4.6%
Aozora Bank Ltd. (Japan)	13,000	29,931
Australia & New Zealand Banking Group Ltd. (Australia)	27,879	517,467
Banco Santander SA (Spain)	14,178	115,918
Barclays PLC (United Kingdom)	312,030	765,212
BNP Paribas SA (France)	24,050	948,112
Citigroup, Inc.(a)	155,730	3,989,803
Commerzbank AG (Germany)*	101,140	253,474
Commonwealth Bank of Australia (Australia)	17,071	742,410
Danske Bank A/S (Denmark)*	38,492	538,356
DBS Group Holdings Ltd. (Singapore)	102,000	914,640
Erste Group Bank AG (Austria)	10,400	265,240

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
FirstMerit Corp.	76,660	$870,858
Goldman Sachs Group, Inc. (The)	36,710	3,470,931
HSBC Holdings PLC (United Kingdom)	223,731	1,713,629
IBERIABANK Corp.	38,660	1,819,340
Industrial Bank of Korea (South Korea)	16,160	187,609
Intesa Sanpaolo SpA (Italy)	327,108	512,983
JPMorgan Chase & Co.	136,980	4,125,838
KeyCorp	246,620	1,462,457
Lloyds Banking Group PLC (United Kingdom)*	2,061,300	1,106,623
Mitsubishi UFJ Financial Group, Inc. (Japan)	307,900	1,413,154
National Australia Bank Ltd. (Australia)	59,614	1,266,280
Regions Financial Corp.	547,520	1,823,241
Societe Generale SA (France)	9,518	249,159
Standard Chartered PLC (United Kingdom)	21,984	438,604
Sumitomo Mitsui Financial Group, Inc. (Japan)	37,500	1,056,584
Swedbank AB (Sweden) (Class A Stock)	28,500	314,673
UBS AG (Switzerland)*	138,080	1,579,438
Westpac Banking Corp. (Australia)	40,435	783,033

		33,274,997

Beverages — 0.7%
Anheuser-Busch InBev NV (Belgium)	24,219	1,285,520
Carlsberg A/S (Denmark) (Class B Stock)	4,900	290,370
Coca-Cola Amatil Ltd. (Australia)	17,109	195,998
Constellation Brands, Inc. (Class A Stock)*	27,090	487,620
Dr. Pepper Snapple Group, Inc.	33,040	1,281,291
Foster’s Group Ltd. (Australia)	27,675	141,404
Pernod-Ricard SA (France)	10,550	825,985
Silver Base Group Holdings Ltd. (Cayman Islands)	46,000	40,664
Tibet 5100 Water Resources (Hong Kong)*	128,000	39,777
Treasury Wine Estates Ltd. (Australia)	41,245	154,462

		4,743,091

Biotechnology — 1.0%
Amarin Corp PLC (United Kingdom), ADR*	179,400	1,650,480
Amgen, Inc.	46,010	2,528,250
Biogen Idec, Inc.*	27,520	2,563,488
Chelsea Therapeutics International Ltd.*	118,700	433,255
Sequenom, Inc.*	35,450	180,441

		7,355,914

Building Materials — 0.2%
Asahi Glass Co. Ltd. (Japan)	15,000	146,448
Cie de Saint-Gobain (France)	7,784	296,969
HeidelbergCement AG (Germany)	13,200	479,545
JS Group Corp. (Japan)	8,000	223,959
Rinnai Corp. (Japan)	900	75,137
Wienerberger AG (Austria)	19,000	221,358
Yuanda China Holdings Ltd. (Cayman Islands)*	258,000	30,480

		1,473,896

Chemicals — 2.2%
Air Liquide SA (France)	2,150	251,067
Air Water, Inc. (Japan)	14,000	173,045
Airgas, Inc.	19,610	1,251,510
Ashland, Inc.	22,420	989,619
BASF SE (Germany)	13,555	826,385

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Bayer AG (Germany)	6,297	$347,492
CF Industries Holdings, Inc.	13,240	1,633,683
Croda International PLC (United Kingdom)	9,600	244,891
Ecolab, Inc.(a)	56,270	2,751,040
Incitec Pivot Ltd. (Australia)	158,206	490,166
Innospec, Inc.*	16,510	399,707
JSR Corp. (Japan)	13,600	233,998
Koninklijke DSM NV (Netherlands)	4,400	191,305
Lanxess AG (Germany)	6,770	324,756
Lonza Group AG (Switzerland)*	6,215	374,480
LyondellBasell Industries NV (Netherlands) (Class A Stock)	61,700	1,507,331
Mitsubishi Gas Chemical Co., Inc. (Japan)	50,000	306,950
Praxair, Inc.	14,940	1,396,591
Rockwood Holdings, Inc.*	23,700	798,453
Shin-Etsu Chemical Co. Ltd. (Japan)	11,600	569,022
Sumitomo Bakelite Co. Ltd. (Japan)	37,000	197,392
Sumitomo Chemical Co. Ltd (Japan)	27,000	104,181
Syngenta AG (Switzerland)	1,250	324,835
Ube Industries Ltd. (Japan)	61,000	202,718
Yara International ASA (Norway)	6,800	259,424

		16,150,041

Commercial Services — 0.9%
Capita Group PLC (The) (United Kingdom)	34,700	380,060
DFC Global Corp.*(a)	90,600	1,979,610
Experian PLC (United Kingdom)	30,500	342,384
Genpact Ltd. (Bermuda)*	65,400	941,106
Multi-Color Corp.	25,420	574,238
Park24 Co. Ltd. (Japan)	10,500	130,500
Transurban Group (Australia)	26,131	135,859
Visa, Inc. (Class A Stock)(a)	26,550	2,275,866

		6,759,623

Computers — 2.6%
Apple, Inc.*	24,160	9,209,309
Cognizant Technology Solutions Corp. (Class A Stock)*	41,090	2,576,343
Dell, Inc.*	180,260	2,550,679
EMC Corp.*	89,550	1,879,655
TDK Corp. (Japan)	9,000	313,952
Western Digital Corp.*	102,260	2,630,127

		19,160,065

Construction & Engineering — 0.3%
JGC Corp. (Japan)	9,000	220,088
KBR, Inc.	43,030	1,016,799
Vinci SA (France)	12,810	549,444
WorleyParsons Ltd. (Australia)	2,967	74,031

		1,860,362

Consumer Products & Services — 1.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	19,240	1,690,042
Procter & Gamble Co. (The)	95,060	6,005,891
Unicharm Corp. (Japan)	2,500	119,909

		7,815,842

Containers & Packaging — 0.2%
Rock-Tenn Co. (Class A Stock)	22,660	1,103,089

Distribution/Wholesale — 0.2%
ITOCHU Corp. (Japan)	19,900	190,161

	Shares	Value
COMMON STOCKS (Continued)
Distribution/Wholesale (cont’d.)
Marubeni Corp. (Japan)	16,000	$89,343
Mitsubishi Corp. (Japan)	33,700	686,120
Mitsui & Co. Ltd. (Japan)	15,000	217,279
Sumitomo Corp. (Japan)	25,100	310,576

		1,493,479

Diversified Financial Services — 2.8%
Aeon Credit Service Co. Ltd. (Japan)	6,400	98,459
ASX Ltd. (Australia)	5,529	160,594
Charles Schwab Corp. (The)	141,390	1,593,465
CME Group, Inc.(a)	12,170	2,998,688
FXCM, Inc. (Class A Stock)(a)	84,560	1,185,531
GAM Holding AG (Switzerland)*	16,548	207,125
GFI Group, Inc.	245,440	986,669
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	6,500	94,288
Interactive Brokers Group, Inc. (Class A Stock)	54,720	762,250
Invesco Ltd. (Bermuda)	319,300	4,952,343
Investment Technology Group, Inc.*	194,310	1,902,295
Macquarie Group Ltd. (Australia)	21,725	469,822
MF Global Holdings Ltd.*(a)	311,570	1,286,784
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	2,440	97,404
Old Mutual PLC (United Kingdom)	128,500	208,512
ORIX Corp. (Japan)	6,680	524,296
Promise Co. Ltd. (Japan)*	31,200	261,583
TD Ameritrade Holding Corp.	36,220	532,615
Waddell & Reed Financial, Inc. (Class A Stock)	77,870	1,947,528

		20,270,251

Electric Utilities — 2.6%
AES Corp. (The)*	207,420	2,024,420
American Electric Power Co., Inc.	61,010	2,319,600
Clp Holdings Ltd. (Hong Kong)	11,500	103,606
CMS Energy Corp.(a)	64,560	1,277,642
E.ON AG (Germany)	54,849	1,190,004
Enel SpA (Italy)	198,958	878,240
Fortum Oyj (Finland)	8,700	204,787
GDF Suez (France)	10,560	313,754
IBERDROLA SA (Spain)	77,400	523,292
Kansai Electric Power Co., Inc. (The) (Japan)	40,300	696,439
OGE Energy Corp.	24,560	1,173,722
PG&E Corp.	52,940	2,239,891
Portland General Electric Co.	47,250	1,119,353
Power Assets Holdings Ltd. (Hong Kong)	13,500	103,287
PPL Corp.	123,320	3,519,553
Public Power Corp. SA (Greece)	42,800	339,956
Red Electrica Corp. SA (Spain)	6,400	291,640
Tokyo Electric Power Co., Inc. (The) (Japan)*	4,900	14,813
UIL Holdings Corp.	26,120	860,132

		19,194,131

Electrical Equipment — 0.3%
AMETEK, Inc.	28,390	936,018
GS Yuasa Corp. (Japan)	11,000	51,580
Hitachi Ltd. (Japan)	126,000	625,473
Mitsubishi Electric Corp. (Japan)	31,000	274,594

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Schneider Electric SA (France)	10,422	$557,738

		2,445,403

Electronic Components & Equipment — 0.5%
Analogic Corp.	12,600	572,166
Keyence Corp. (Japan)	500	136,827
Koninklijke Philips Electronics NV (Netherlands)	29,900	536,463
Murata Manufacturing Co. Ltd. (Japan)	2,300	124,877
Omron Corp. (Japan)	5,300	104,084
Thermo Fisher Scientific, Inc.*	25,710	1,301,954
Toshiba Corp. (Japan)	190,000	775,096

		3,551,467

Entertainment & Leisure — 0.3%
Hasbro, Inc.	16,610	541,652
Regal Entertainment Group (Class A Stock)(a)	131,210	1,540,405

		2,082,057

Environmental Control — 0.5%
Republic Services, Inc.	77,950	2,187,277
Waste Connections, Inc.	40,790	1,379,518

		3,566,795

Foods — 1.8%
Chiquita Brands International, Inc.*	85,500	713,070
Compass Group PLC (United Kingdom)	31,700	255,744
Danone SA (France)	21,870	1,344,417
Kellogg Co.	51,390	2,733,434
Kroger Co. (The)	97,390	2,138,684
Metro AG (Germany)	12,250	522,502
Nestle SA (Switzerland)	47,060	2,590,781
Pilgrim’s Pride Corp.*(a)	155,910	665,736
Tesco PLC (United Kingdom)	237,500	1,391,179
Unilever NV (Netherlands), CVA	19,800	626,735
Unilever PLC (United Kingdom)	7,800	244,329

		13,226,611

Hand/Machine Tools — 0.2%
Kennametal, Inc.(a)	41,480	1,358,055
Makita Corp. (Japan)	1,200	42,711
Sandvik AB (Sweden)	22,800	262,730
SMC Corp. (Japan)	500	73,081

		1,736,577

Healthcare Products — 1.4%
Baxter International, Inc.	29,240	1,641,534
Boston Scientific Corp.*	184,800	1,092,168
Conceptus, Inc.*	70,430	737,402
DENTSPLY International, Inc.(a)	58,400	1,792,296
Hanger Orthopedic Group, Inc.*	15,230	287,695
Hologic, Inc.*	68,990	1,049,338
Hospira, Inc.*	38,740	1,433,380
Johnson & Johnson	8,340	531,341
Meridian Bioscience, Inc.	14,920	234,841
Nakanishi, Inc. (Japan)	4,900	447,171
Orthofix International NV (Netherlands)*	5,550	191,531
Sirona Dental Systems, Inc.*	6,750	286,268
Sysmex Corp. (Japan)	3,500	125,927

		9,850,892

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Services — 0.6%
Fresenius Medical Care AG & Co. KGaA (Germany)	6,080	$412,461
UnitedHealth Group, Inc.	56,450	2,603,474
Universal Health Services, Inc. (Class B Stock)	14,440	490,960
WellCare Health Plans, Inc.*	12,150	461,457

		3,968,352

Holding Companies — 0.1%
C C Land Holdings Ltd. (Bermuda)	202,000	29,281
Hutchison Whampoa Ltd. (Hong Kong)	26,000	192,412
Keppel Corp. Ltd. (Singapore)	30,300	177,687
Melco International Development Ltd. (Hong Kong)	19,000	12,440
Swire Pacific Ltd. (Hong Kong)	5,500	56,512
Wharf Holdings Ltd. (The) (Hong Kong)	30,000	148,010

		616,342

Home Furnishings
Pioneer Corp. (Japan)*	29,900	125,266
Sony Corp. (Japan)	5,800	111,024

		236,290

Household Products — 0.2%
Reckitt Benckiser Group PLC (United Kingdom)	18,700	947,495
Spectrum Brands Holdings, Inc.*	33,220	784,656

		1,732,151

Insurance — 1.8%
Aegon NV (Netherlands)*	184,800	749,062
AIA Group Ltd. (Hong Kong)	79,400	224,856
Allianz SE (Germany)	9,290	870,742
American Equity Investment Life Holding Co.(a)	29,300	256,375
AMP Ltd. (Australia)	34,456	129,419
Assurant, Inc.	44,650	1,598,470
Aviva PLC (United Kingdom)	89,800	422,320
AXA SA (France)	30,450	396,150
Delphi Financial Group, Inc. (Class A Stock)	59,410	1,278,503
ING Groep NV (Netherlands), CVA*	144,700	1,020,690
Legal & General Group PLC (United Kingdom)	197,375	294,785
MetLife, Inc.	39,720	1,112,557
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	28,000	29,941
Platinum Underwriters Holdings Ltd. (Bermuda)	87,900	2,702,925
Prudential PLC (United Kingdom)	51,058	438,490
QBE Insurance Group Ltd. (Australia)	37,743	463,492
Tokio Marine Holdings, Inc. (Japan)	36,900	935,156

		12,923,933

Internet — 1.5%
Cogent Communications Group, Inc.*	23,530	316,479
Dena Co. Ltd. (Japan)	2,600	108,918
Equinix, Inc.*	12,970	1,152,125
Google, Inc. (Class A Stock)*	10,370	5,334,121
Gree, Inc. (Japan)	5,000	152,487
Kakaku.com, Inc. (Japan)	3,300	135,459
Rakuten, Inc. (Japan)	589	686,212
Sapient Corp.	186,160	1,887,662

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet (cont’d.)
Sourcefire, Inc.*(a)	47,750	$1,277,790
Start Today Co. Ltd. (Japan)	5,200	112,673

		11,163,926

Lodging — 0.5%
Crown Ltd. (Australia)	22,619	172,311
Galaxy Entertainment Group Ltd. (Hong Kong) (Class L Stock)*	14,000	20,340
Sands China Ltd. (Cayman Islands)*	23,200	54,281
SJM Holdings Ltd. (Hong Kong)	24,000	42,398
Starwood Hotels & Resorts Worldwide, Inc.(a)	55,340	2,148,299
Wyndham Worldwide Corp.	39,240	1,118,732

		3,556,361

Machinery & Equipment — 1.7%
AGCO Corp.*	31,110	1,075,473
Alstom SA (France)	21,138	696,252
Caterpillar, Inc.	28,010	2,068,258
Cummins, Inc.	28,970	2,365,690
Deere & Co.	22,380	1,445,077
FANUC Corp. (Japan)	1,500	206,619
Flowserve Corp.	30,230	2,237,020
Joy Global, Inc.	18,250	1,138,435
Komatsu Ltd. (Japan)	3,800	81,928
Mitsubishi Heavy Industries Ltd. (Japan)	47,000	198,227
Nabtesco Corp. (Japan)	2,200	41,581
Nordson Corp.	20,540	816,260
Sumitomo Heavy Industries Ltd. (Japan)	21,000	107,391

		12,478,211

Manufacturing — 1.3%
Carlisle Cos., Inc.	58,980	1,880,282
Charter International PLC (United Kingdom)	13,600	182,572
Colfax Corp.*(a)	52,450	1,062,637
Cookson Group PLC (United Kingdom)	67,800	452,312
Danaher Corp.	76,000	3,187,440
General Electric Co.	92,470	1,409,243
Siemens AG (Germany)	14,387	1,294,401

		9,468,887

Media — 0.8%
British Sky Broadcasting Group PLC (United Kingdom)	29,500	303,826
DIRECTV (Class A Stock)*	55,330	2,337,693
Jupiter Telecommunications Co. Ltd. (Japan)	126	136,334
Prosiebensat.1 Media AG (Germany)	5,900	103,742
Viacom, Inc. (Class B Stock)	55,230	2,139,610
WPP PLC (United Kingdom)	47,842	443,139

		5,464,344

Metals & Mining — 1.9%
African Minerals Ltd. (Bermuda)*	37,300	222,021
Alpha Natural Resources, Inc.*(a)	49,490	875,478
BHP Billiton Ltd. (Australia)	58,368	1,932,587
Compass Minerals International, Inc.	12,380	826,736
European Goldfields Ltd. (Canada)*	49,800	403,640
Fresnillo PLC (United Kingdom)	8,000	195,577
Hitachi Metals Ltd. (Japan)	21,000	241,820
JFE Holdings, Inc. (Japan)	22,900	462,265
Kingsgate Consolidated Ltd. (Australia)	3,708	25,631

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Maruichi Steel Tube Ltd. (Japan)	2,000	$47,227
MISUMI Group, Inc. (Japan)	4,200	93,335
Newcrest Mining Ltd. (Australia)	8,992	296,386
Newmont Mining Corp.	12,380	778,702
NSK Ltd. (Japan)	12,000	88,188
Precision Castparts Corp.	15,210	2,364,547
Rio Tinto Ltd. (Australia)	2,691	157,621
Rio Tinto PLC (United Kingdom)	40,300	1,787,236
Royal Gold, Inc.	9,790	627,147
Umicore SA (Belgium)	8,614	312,279
Vallourec SA (France)	7,890	451,834
Walter Energy, Inc.	11,510	690,715
Xstrata PLC (United Kingdom)	62,600	790,496

		13,671,468

Office Equipment — 0.1%
Canon, Inc. (Japan)	15,700	712,875

Oil, Gas & Consumable Fuels — 6.3%
Apache Corp.	17,430	1,398,583
Berry Petroleum Co. (Class A Stock)	51,780	1,831,976
BG Group PLC (United Kingdom), (OTC)(a)	11,300	1,078,020
BG Group PLC (United Kingdom), (XLON)	98,471	1,884,606
BP PLC (United Kingdom)	288,476	1,729,615
Brigham Exploration Co.*	31,550	796,953
Cameron International Corp.*	20,700	859,878
Centrica PLC (United Kingdom)	93,400	430,539
Chevron Corp.	64,590	5,975,867
Concho Resources, Inc.*	8,620	613,227
Denbury Resources, Inc.*(a)	76,660	881,590
Dril-Quip, Inc.*	15,590	840,457
ENI SpA (Italy)	44,100	775,837
Ensco PLC (United Kingdom), ADR	25,422	1,027,811
Exxon Mobil Corp.(a)	91,560	6,650,003
Galp Energia SGPS SA (Portugal) (Class B Stock)	28,886	527,515
Halliburton Co.	39,540	1,206,761
Hess Corp.	24,350	1,277,401
INPEX Corp. (Japan)	20	122,822
JX Holdings, Inc. (Japan)	8,800	49,392
Kodiak Oil & Gas Corp. (Canada)*	146,200	761,702
Marathon Petroleum Corp.	31,825	861,185
National Grid PLC (United Kingdom)	67,600	670,054
National Oilwell Varco, Inc.	26,920	1,378,842
Occidental Petroleum Corp.	35,200	2,516,800
Oil Search Ltd. (Papua New Guinea)	48,690	262,476
Oil States International, Inc.*(a)	13,230	673,672
Osaka Gas Co. Ltd. (Japan)	197,000	818,461
QEP Resources, Inc.	33,220	899,265
Royal Dutch Shell PLC (United Kingdom) (Class A Stock), (XEQT)	30,801	949,815
Royal Dutch Shell PLC (United Kingdom) (Class A Stock), (XLON)	58,921	1,820,489
Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	25,620	797,162
Saipem SpA (Italy)	12,409	435,522
SM Energy Co.	15,030	911,570
Total SA (France)	31,930	1,408,729
Transocean Ltd. (Switzerland)	8,150	392,948

		45,517,545

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products
China Forestry Holdings Co. Ltd. (Cayman Islands)*	878,000	$166,301

Pharmaceuticals — 4.5%
Allergan, Inc.	32,400	2,669,112
BioMarin Pharmaceutical, Inc.*(a)	26,190	834,675
Express Scripts, Inc.*	44,770	1,659,624
GlaxoSmithKline PLC (United Kingdom)	119,900	2,474,155
Idenix Pharmaceuticals, Inc.*(a)	105,660	527,243
Kobayashi Pharmaceutical Co. Ltd. (Japan)	1,600	85,950
Mead Johnson Nutrition Co.	36,960	2,543,957
Medicis Pharmaceutical Corp. (Class A Stock)	36,000	1,313,280
Mitsubishi Tanabe Pharma Corp. (Japan)	54,100	1,005,798
Novartis AG (Switzerland)	27,339	1,527,202
Novo Nordisk A/S (Denmark) (Class B Stock)	1,902	189,694
Omnicare, Inc.	77,960	1,982,523
Onyx Pharmaceuticals, Inc.*	84,380	2,532,244
Pfizer, Inc.	284,280	5,026,070
Pharmasset, Inc.*	16,270	1,340,160
Roche Holding AG (Switzerland)	15,888	2,566,104
Sanofi (France)	31,377	2,063,873
Santen Pharmaceutical Co. Ltd. (Japan)	2,900	121,882
Shire PLC (United Kingdom)	13,700	427,230
Valeant Pharmaceuticals International, Inc. (Canada)	39,900	1,481,088

		32,371,864

Real Estate — 0.7%
CBRE Group, Inc.*	122,690	1,651,407
Cheung Kong Holdings Ltd. (Hong Kong)	31,000	336,059
Hongkong Land Holdings Ltd. (Bermuda)	20,000	89,600
Jones Lang LaSalle, Inc.	29,640	1,535,648
Mitsui Fudosan Co. Ltd. (Japan)	47,000	742,468
New World Development Ltd. (Hong Kong)	326,000	311,715
PDG Realty SA Empreendimentos e Participacoes (Brazil)	57,400	184,999

		4,851,896

Real Estate Investment Trusts — 1.3%
British Land Co. PLC (United Kingdom)	59,898	441,202
Douglas Emmett, Inc.	73,550	1,257,705
Equity Residential	21,520	1,116,242
Essex Property Trust, Inc.(a)	13,210	1,585,728
Japan Retail Fund Investment Corp. (Japan)	87	139,879
Link (The) (Hong Kong)	44,000	139,014
Post Properties, Inc.	48,200	1,674,468
Public Storage	25,960	2,890,646
Westfield Group (Australia)	59,244	439,335

		9,684,219

Restaurants — 0.4%
Darden Restaurants, Inc.(a)	66,240	2,831,760

Retail & Merchandising — 3.8%
ABC-Mart, Inc. (Japan)	4,700	180,669
Aeon Co. Ltd. (Japan)	6,300	85,218
Compagnie Financiere Richemont SA (Switzerland) (Class A Stock)	7,420	330,527
CVS Caremark Corp.(a)	181,970	6,110,553
Dick’s Sporting Goods, Inc.*(a)	47,120	1,576,635

	Shares	Value
COMMON STOCKS (Continued)
Retail & Merchandising (cont’d.)
Don Quijote Co. Ltd. (Japan)	2,600	$92,822
Family Dollar Stores, Inc.	21,060	1,071,112
FamilyMart Co. Ltd. (Japan)	15,800	603,443
Fast Retailing Co. Ltd. (Japan)	500	89,549
Guess?, Inc.	46,810	1,333,617
Hennes & Mauritz AB (Sweden) (Class B Stock)	19,866	594,825
Home Depot, Inc. (The)(a)	62,480	2,053,718
Inditex SA (Spain)	7,677	655,347
Kingfisher PLC (United Kingdom)	106,700	409,721
Lifestyle International Holdings Ltd. (Cayman Islands)	61,000	154,755
Nitori Holdings Co. Ltd. (Japan)	1,700	171,121
Nu Skin Enterprises, Inc. (Class A Stock)	24,500	992,740
PPR (France)	7,920	1,023,746
Seven & I Holdings Co. Ltd. (Japan)	31,200	874,539
Staples, Inc.	164,560	2,188,648
Sundrug Co. Ltd. (Japan)	15,400	484,011
Swatch Group AG (The) (Switzerland)	850	279,671
Tiffany & Co.	37,910	2,305,686
Travis Perkins PLC (United Kingdom)	31,000	363,700
Walgreen Co.	51,510	1,694,164
Wesfarmers Ltd. (Australia)	13,730	414,845
Yum! Brands, Inc.	35,990	1,777,546

		27,912,928

Semiconductors — 1.2%
Advanced Micro Devices, Inc.*(a)	189,790	964,133
ASML Holding NV (Netherlands)	9,000	311,205
Avago Technologies Ltd. (Singapore)	90,800	2,975,516
Broadcom Corp. (Class A Stock)*	61,830	2,058,321
Elpida Memory, Inc. (Japan)*	49,200	307,728
Infineon Technologies AG (Germany)	49,770	367,232
Netlogic Microsystems, Inc.*	5,320	255,945
Rovi Corp.*	28,850	1,239,973
Samsung Electronics Co. Ltd. (South Korea)	511	356,809

		8,836,862

Software — 2.8%
Check Point Software Technologies Ltd. (Israel)*(a)	79,600	4,199,696
Compuware Corp.*	405,780	3,108,274
DemandTec, Inc.*	238,460	1,559,529
Fidelity National Information Services, Inc.	59,180	1,439,258
Oracle Corp.	145,450	4,180,233
Pegasystems, Inc.	19,890	608,833
SAP AG (Germany)	14,123	718,608
SolarWinds, Inc.*	96,360	2,121,847
Tangoe, Inc.*	35,770	404,559
VMware, Inc. (Class A Stock)*	26,370	2,119,621

		20,460,458

Telecommunications — 3.4%
ADTRAN, Inc.	39,870	1,054,960
American Tower Corp. (Class A Stock)*	45,440	2,444,672
AT&T, Inc.	42,410	1,209,533
CenturyLink, Inc.	65,588	2,172,275
Ciena Corp.*	53,880	603,456
Finisar Corp.*	47,550	834,027
France Telecom SA (France)	63,720	1,042,893

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Telecommunications (cont’d.)
Koninklijke KPN NV (Netherlands)	23,362	$307,701
NII Holdings, Inc.*	64,840	1,747,438
Nippon Telegraph & Telephone Corp. (Japan)	18,100	872,152
QUALCOMM, Inc.	76,780	3,733,811
SBA Communications Corp. (Class A Stock)*	14,580	502,718
Singapore Telecommunications Ltd. (Singapore)	119,000	286,853
Softbank Corp. (Japan)	12,100	354,047
Swisscom AG (Switzerland)	890	362,080
Telecom Corp of New Zealand Ltd. (New Zealand)	300,561	597,432
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	34,461	330,895
Telefonica SA (Spain)	66,268	1,270,009
Telenor ASA (Norway)	80,800	1,246,196
Telstra Corp. Ltd. (Australia)	73,060	217,589
Vivendi SA (France)	32,816	668,130
Vodafone Group PLC (United Kingdom)	1,167,200	3,008,213

		24,867,080

Tobacco — 1.0%
Altria Group, Inc.	112,330	3,011,567
British American Tobacco PLC (United Kingdom)	39,100	1,651,015
Imperial Tobacco Group PLC (United Kingdom)	40,234	1,357,805
Japan Tobacco, Inc. (Japan)	271	1,267,619

		7,288,006

Transportation — 0.7%
Hitachi Transport System Ltd. (Japan)	11,800	219,149
Kawasaki Kisen Kaisha Ltd. (Japan)	124,000	257,876
Kuehne & Nagel International AG (Switzerland)	2,540	285,072
Tidewater, Inc.	19,950	838,898
Union Pacific Corp.	31,730	2,591,389
West Japan Railway Co. (Japan)	20,400	874,467

		5,066,851

Water — 0.2%
American Water Works Co., Inc.	41,560	1,254,281
Veolia Environnement (France)*	8,550	124,865

		1,379,146

TOTAL COMMON STOCKS (cost $554,762,567)		477,301,631

PREFERRED STOCKS — 0.2%
Airlines — 0.1%
Copa Holdings SA (Panama), 0.164%	8,500	520,795

Automobile Manufacturers — 0.1%
Volkswagen AG (Germany) (PRFC Shares), 0.226%	7,732	1,020,377

TOTAL PREFERRED STOCKS (cost $1,839,558)		1,541,172

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 0.1%
Ally Master Owner Trust,
Series 2011-1, Class A2
2.150%	01/15/16	Aaa	$180	$183,134
Series 2011-3, Class A2
1.810%	05/15/16	Aaa	230	231,965

TOTAL ASSET-BACKED SECURITIES (cost $409,953)				415,099

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.8%
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2007-1, Class A4
5.451%	01/15/49	Aaa	500	533,238
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW15, Class A4
5.331%	02/11/44	Aaa	1,000	1,031,598
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.886%(c)	12/10/49	Aaa	1,000	1,077,224
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	Aaa	1,000	1,051,418
Series 2007-CD4, Class A4
5.322%	12/11/49	Aaa	1,000	1,030,801
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306%	12/10/46	Aaa	600	629,729
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	500	514,272
GE Capital Commercial Mortgage Corp.,
Series 2007-C1, Class A4
5.543%	12/10/49	Aa3	1,000	1,046,632
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4
5.444%	03/10/39	Aaa	1,200	1,244,286
GS Mortgage Securities Corp. II,
Series 2006-GG8, Class A4
5.560%	11/10/39	Aaa	500	528,380
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB17, Class A4
5.429%	12/12/43	Aaa	500	532,584
Series 2007-CB19, Class A4
5.739%(c)	02/12/49	Aa2	1,000	1,059,785
Series 2007-LDPX, Class A3
5.420%	01/15/49	Aaa	500	518,414
LB Commercial Conduit Mortgage Trust,
Series 2007-C3, Class A4
5.942%(c)	07/15/44	Aaa	1,000	1,083,539
LB-UBS Commercial Mortgage Trust,
Series 2007-C1, Class A4
5.424%	02/15/40	A+(d)	1,000	1,055,408
Series 2007-C6, Class A4
5.858%(c)	07/15/40	Aaa	1,000	1,070,149
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4, Class A3
5.172%(c)	12/12/49	Aaa	500	533,204
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class A4
5.418%(c)	01/15/45	Aaa	310	333,636

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-C30, Class A5
5.342%	12/15/43	Aa3	$500	$509,708
Series 2007-C31, Class A4
5.509%	04/15/47	Aa2	1,000	1,030,637
Series 2007-C33, Class A4
5.899%(c)	02/15/51	Aaa	2,500	2,632,808
Series 2007-C33, Class A5
6.096%(c)	02/15/51	Aaa	1,000	1,054,091

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $19,832,802)				20,101,541

CORPORATE BONDS — 7.9%
Banks — 2.0%
Bank of America Corp.,
Sr. Unsec’d. Notes
3.750%	07/12/16	Baa1	500	454,906
5.750%	12/01/17	Baa1	935	876,899
Sr. Unsec’d. Notes, MTN
5.650%	05/01/18	Baa1	155	147,178
Bank of America NA,
Sub. Notes
5.300%	03/15/17	A3	600	541,895
Capital One Capital V,
Ltd. Gtd. Notes
10.250%	08/15/39	Baa3	349	354,235
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.953%	06/15/16	A3	331	330,213
4.750%	05/19/15	A3	500	512,372
6.125%	05/15/18	A3	400	429,042
6.500%	08/19/13	A3	1,000	1,052,296
Discover Bank,
Sub. Notes
7.000%	04/15/20	Ba1	600	635,968
Fifth Third Bancorp,
Sub. Notes
4.500%	06/01/18	Baa2	300	299,506
Fifth Third Capital Trust IV,
Ltd. Gtd. Notes
6.500%(c)	04/15/67	Baa3	108	102,611
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.700%	08/01/15	A1	275	269,248
5.250%	07/27/21	A1	200	197,303
5.950%	01/18/18	A1	360	370,633
6.150%	04/01/18	A1	350	362,697
Huntington Bancshares, Inc.,
Sub. Notes
7.000%	12/15/20	Baa3	200	226,370
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.150%	07/05/16	AA3	451	448,071
3.400%	06/24/15	Aa3	700	711,047
6.300%	04/23/19	Aa3	300	339,399
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17	Aa2	500	525,652

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
KeyBank NA,
Sub. Notes
5.800%	07/01/14	Baa1	$599	$645,736
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21	Baa1	141	142,284
M&I Marshall & Ilsley Bank,
Sub. Notes
5.000%	01/17/17	A2	832	877,381
Morgan Stanley,
Sr. Unsec’d. Notes
5.500%	07/28/21	A2	213	197,293
5.750%	01/25/21	A2	300	276,020
6.000%	05/13/14	A2	400	405,076
Sr. Unsec’d. Notes, MTN
4.100%	01/26/15	A2	700	667,464
6.625%	04/01/18	A2	200	198,412
Regions Bank,
Sub. Notes
6.450%	06/26/37	Ba3	273	229,320
Regions Financial Corp.,
Sr. Unsec’d. Notes
5.750%	06/15/15	Ba3	23	22,080
7.750%	11/10/14	Ba3	321	320,198
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/16	Baa1	240	243,326
Wachovia Bank NA,
Sub. Notes
4.875%	02/01/15	A1	700	736,917
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.625%	04/15/15	A2	500	520,632

				14,669,680

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.850%	08/15/12	Baa3	300	308,881
7.600%	05/15/14	Baa3	384	436,136

				745,017

Diversified Financial Services — 0.1%
Discover Financial Services,
Sr. Unsec’d. Notes
10.250%	07/15/19	Ba1	281	340,120
General Electric Capital Corp.,
Notes, MTN
5.625%	09/15/17	Aa2	300	329,081
Sr. Unsec’d. Notes
2.250%	11/09/15	Aa2	400	395,389

				1,064,590

Diversified Telecommunication Services
AT&T, Inc.,
Sr. Unsec’d. Notes
6.300%	01/15/38	A2	300	343,658

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric Utilities — 0.9%
Dominion Resources, Inc.,
Jr. Sub. Notes
2.669%(c)	09/30/66	Baa3	$235	$209,150
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.900%	12/01/21	Ba1	329	333,385
6.400%	09/15/20	Ba1	203	210,281
Edison International,
Sr. Unsec’d. Notes
3.750%	09/15/17	Baa2	91	92,220
EDP Finance BV (Netherlands),
Sr. Unsec’d. Notes, 144A
6.000%	02/02/18	Baa1	208	164,838
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20	A3	500	497,088
FirstEnergy Corp.,
Sr. Unsec’d. Notes
7.375%	11/15/31	Baa3	343	423,037
FirstEnergy Solutions Corp.,
Gtd. Notes
4.800%	02/15/15	Baa3	320	339,348
6.050%	08/15/21	Baa3	483	534,838
Nevada Power Co.,
General Refinance Mortgage
6.500%	05/15/18	Baa2	465	557,972
NiSource Finance Corp.,
Gtd. Notes
5.400%	07/15/14	Baa3	500	541,472
5.950%	06/15/41	Baa3	331	358,591
6.150%	03/01/13	Baa3	300	317,577
6.400%	03/15/18	Baa3	310	360,914
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.250%	09/15/21	A3	532	526,279
Pepco Holdings, Inc.,
Sr. Unsec’d. Notes
2.700%	10/01/15	Baa3	406	411,411
PSEG Power LLC,
Sr. Unsec’d. Notes
2.750%	09/15/16	Baa1	72	71,676
San Diego Gas & Electric Co.,
First Mortgage
3.000%	08/15/21	Aa3	52	52,540
TECO Finance, Inc.,
Gtd. Notes
4.000%	03/15/16	Baa3	300	316,252
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
2.950%	09/15/21	A2	37	36,911

				6,355,780

Foods — 0.1%
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20	Baa2	500	565,860

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Household Products — 0.1%
Fortune Brands, Inc.,
Sr. Unsec’d. Notes
5.375%	01/15/16	Baa3	$73	$80,528
5.875%	01/15/36	Baa3	423	441,171
6.375%	06/15/14	Baa3	162	179,392

				701,091

Insurance — 0.6%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.875%	09/15/16	Baa1	231	221,459
AON Corp.,
Sr. Unsec’d. Notes
3.125%	05/27/16	Baa2	757	757,209
5.000%	09/30/20	Baa2	205	222,149
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21	Baa2	318	302,116
Sr. Unsec’d. Notes, 144A
6.500%	03/15/35	Baa2	260	250,907
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.800%	07/15/21	Baa2	300	314,537
MetLife, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/16	A3	900	1,035,112
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	Aa2	200	247,242
Northwestern Mutual Life Insurance,
Notes, 144A
6.063%	03/30/40	Aa2	200	235,513
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39	A3	123	165,172
Pacific LifeCorp,
Sr. Notes, 144A
6.000%	02/10/20	Baa1	379	405,164
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20	Baa3	368	405,372

				4,561,952

Manufacturing — 0.1%
General Electric Co.,
Sr. Unsec’d. Notes
5.250%	12/06/17	Aa2	850	944,404

Media — 0.7%
Comcast Corp.,
Gtd. Notes
5.700%	05/15/18	Baa1	400	462,292
COX Communications, Inc.,
Unsec’d. Notes
4.625%	06/01/13	Baa2	310	325,965
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
4.750%	10/01/14	Baa2	545	590,452
5.875%	10/01/19	Baa2	200	225,019
6.350%	03/15/40	Baa2	200	222,745

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Discovery Communications LLC,
Gtd. Notes
6.350%	06/01/40	Baa2	$77	$90,368
NBCUniversal Media LLC,
Sr. Unsec’d. Notes
3.650%	04/30/15	Baa2	400	420,832
Sr. Unsec’d. Notes, 144A
5.150%	04/30/20	Baa2	350	386,213
6.400%	04/30/40	Baa2	200	233,172
News America, Inc.,
Gtd. Notes
6.150%	03/01/37	Baa1	235	251,062
Gtd. Notes, 144A
6.150%	02/15/41	Baa1	190	200,979
Time Warner Cable, Inc.,
Gtd. Notes
5.850%	05/01/17	Baa2	200	222,232
6.750%	07/01/18	Baa2	295	343,279
Time Warner, Inc.,
Gtd. Notes
6.200%	03/15/40	Baa2	650	717,025
Viacom, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/17	Baa1	208	210,824

				4,902,459

Metals & Mining — 0.1%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
3.750%	03/01/16	Baa3	468	430,327
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
3.750%	09/20/21	A3	301	299,807

				730,134

Oil, Gas & Consumable Fuels — 0.7%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.375%	09/15/17	Ba1	686	769,571
Unsec’d. Notes
6.200%	03/15/40	Ba1	60	62,465
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.125%	10/01/15	A2	155	160,158
3.625%	05/08/14	A2	500	524,843
4.742%	03/11/21	A2	250	274,378
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	03/01/21	Baa2	330	343,656
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes
6.300%	08/01/16	Baa1	157	180,487
Nexen, Inc. (Canada),
Sr. Unsec’d. Notes
6.400%	05/15/37	Baa3	490	498,656
Petrobras International Finance Co. (Cayman Islands),
Gtd. Notes
3.875%	01/27/16	A3	208	206,336
5.375%	01/27/21	A3	500	505,500

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
5.750%	01/20/20	A3	$445	$461,910
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A
5.500%	01/21/21	Baa1	322	338,100
Schlumberger Investment SA (Luxembourg),
Gtd. Notes, 144A
3.300%	09/14/21	A1	133	133,133
Sempra Energy,
Sr. Unsec’d. Notes
2.000%	03/15/14	Baa1	600	606,190

				5,065,383

Pharmaceuticals — 0.1%
Express Scripts, Inc.,
Gtd. Notes
3.125%	05/15/16	Baa3	275	277,670
Medco Health Solutions, Inc.,
Sr. Unsec’d. Notes
4.125%	09/15/20	Baa3	295	293,184

				570,854

Pipelines — 0.5%
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
4.750%	09/30/21	Baa2	294	292,188
5.350%	03/15/20	Baa2	325	342,400
EL Paso Pipeline Partners Operating Co. LLC,
Gtd. Notes
4.100%	11/15/15	Ba1	488	494,473
5.000%	10/01/21	Ba1	129	129,226
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
4.200%	09/15/21	Baa2	509	503,364
Midcontinent Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.450%	09/15/14	Ba1	420	449,789
Plains All American Pipeline LP/PAA Finance Corp.,
Gtd. Notes
3.950%	09/15/15	Baa3	350	368,300
5.000%	02/01/21	Baa3	65	68,522
Southern Natural Gas Co./Southern Natural Issuing Corp.,
Sr. Unsec’d. Notes, 144A
4.400%	06/15/21	Baa3	102	102,177
Spectra Energy Capital LLC,
Gtd. Notes
5.650%	03/01/20	Baa2	350	389,862
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	06/15/16	Baa3	114	113,660
4.600%	06/15/21	Baa3	75	76,716
Western Gas Partners LP,
Gtd. Notes
5.375%	06/01/21	BB+(d)	363	364,194
Williams Partners LP,
Sr. Unsec’d. Notes
4.125%	11/15/20	Baa3	50	49,612

				3,744,483

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate — 0.1%
Post Apartment Homes LP,
Sr. Unsec’d. Notes
6.300%	06/01/13	Baa3	$551	$584,783

Real Estate Investment Trusts — 1.0%
BioMed Realty LP,
Gtd. Notes
3.850%	04/15/16	Baa3	280	274,434
6.125%	04/15/20	Baa3	540	569,556
Brandywine Operating Partnership LP,
Gtd. Notes
5.700%	05/01/17	Baa3	264	267,527
Camden Property Trust,
Sr. Unsec’d. Notes
5.375%	12/15/13	Baa1	550	580,952
CommonWealth REIT,
Sr. Unsec’d. Notes
5.750%	11/01/15	Baa2	42	43,999
DDR Corp.,
Sr. Unsec’d. Notes
4.750%	04/15/18	Baa3	177	161,450
5.375%	10/15/12	Baa3	638	641,335
Digital Realty Trust LP,
Gtd. Notes
4.500%	07/15/15	Baa2	100	102,055
5.250%	03/15/21	Baa2	134	132,641
Duke Realty LP,
Sr. Unsec’d. Notes
6.250%	05/15/13	Baa2	1,054	1,100,594
Equity One, Inc.,
Gtd. Notes
5.375%	10/15/15	Baa3	39	39,886
6.250%	12/15/14	Baa3	900	951,297
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
6.000%	07/15/12	Baa1	500	513,873
Liberty Property LP,
Sr. Unsec’d. Notes
4.750%	10/01/20	Baa2	168	168,878
6.375%	08/15/12	Baa2	500	516,903
PPF Funding, Inc.,
Notes, 144A
5.125%	06/01/15	Baa2	40	39,250
Simon Property Group LP,
Sr. Unsec’d. Notes
4.200%	02/01/15	A3	600	633,131
Tanger Properties LP,
Sr. Unsec’d. Notes
6.125%	06/01/20	Baa2	244	273,486
6.150%	11/15/15	Baa2	315	351,315

				7,362,562

Telecommunications — 0.3%
America Movil SAB de CV (Mexico),
Gtd. Notes
2.375%	09/08/16	A2	200	193,400
AT&T, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/15	A2	400	408,920
5.350%	09/01/40	A2	283	295,821

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
CenturyLink, Inc.,
Sr. Unsec’d. Notes
6.150%	09/15/19	Baa3	$125	$115,888
6.450%	06/15/21	Baa3	416	385,472
7.600%	09/15/39	Baa3	34	30,584
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	Baa3	125	117,287
Telefonica Emisiones SAU (Spain),
Gtd. Notes
5.134%	04/27/20	Baa1	110	102,448
5.462%	02/16/21	Baa1	153	145,286
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
6.400%	02/15/38	A3	400	490,289

				2,285,395

Tobacco — 0.2%
Altria Group, Inc.,
Gtd. Notes
9.700%	11/10/18	Baa1	300	397,557
Reynolds American, Inc.,
Gtd. Notes
6.750%	06/15/17	Baa3	660	760,704

				1,158,261

Utilities — 0.2%
Tennessee Valley Authority,
Sr. Unsec’d. Notes
3.875%	02/15/21	Aaa	1,190	1,339,753

TOTAL CORPORATE BONDS (cost $57,528,494)				57,696,099

FOREIGN GOVERNMENT BONDS — 0.1%
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.250%	09/14/21	Aa3	225	219,375
Credit Suisse (Switzerland),
Sub. Notes
6.000%	02/15/18	Aa2	320	324,729
United Mexican States (Mexico),
Sr. Unsec’d. Notes
6.050%	01/11/40	Baa1	208	235,040

TOTAL FOREIGN GOVERNMENT BONDS (cost $771,306)				779,144

MUNICIPAL BONDS
Illinois
State of Illinois,
General Obligation Unlimited
5.665%	03/01/18	A1	140	150,699
5.877%	03/01/19	A1	80	85,386

TOTAL MUNICIPAL BONDS (cost $220,000)				236,085

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITY
Banc of America Funding Corp.,
Series 2010-R4, Class 2A1, 144A
(cost $45,898)
4.500%	03/26/37	AA(d)	$46	$46,314

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 17.1%
Federal Home Loan Mortgage Corp.
4.000%	09/01/41		954	1,001,109
4.000%	TBA		1,000	1,046,562
4.500%	07/01/39-07/01/41		5,240	5,558,955
4.500%	TBA		1,200	1,269,187
5.000%	06/01/40-08/01/40		1,777	1,920,258
5.500%	10/01/38-01/01/40		3,147	3,415,492
Federal National Mortgage Assoc.
3.000%	TBA		1,000	1,030,156
3.500%	12/01/25-03/01/41		4,050	4,181,803
4.000%	12/01/25-10/01/41		6,946	7,309,902
4.000%	TBA		11,500	12,053,438
4.500%	06/01/40-10/01/41		9,487	10,093,564
4.500%	TBA		500	531,953
4.500%	TBA		16,000	16,972,499
5.000%	05/01/19-04/01/40		7,052	7,615,722
5.000%	TBA		4,000	4,302,500
5.500%	01/01/23-09/01/38		12,541	13,680,133
5.500%	TBA		5,000	5,425,781
6.000%	02/01/34-08/01/37		3,618	3,987,930
6.000%	TBA		2,900	3,180,938
Government National Mortgage Assoc.
3.500%	TBA		1,600	1,671,500
4.000%	09/15/25-10/15/25		762	811,333
4.000%	TBA		4,800	5,133,000
4.500%	03/15/39-08/20/41		6,903	7,507,825
5.000%	08/15/39-09/15/40		1,891	2,085,092
5.000%	TBA		2,000	2,196,250

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $122,565,947)				123,982,882

U.S. TREASURY OBLIGATIONS — 9.4%
U.S. Treasury Bonds
4.375%	05/15/41		3,640	4,702,443
U.S. Treasury Inflationary Indexed Bonds, TIPS
2.125%	02/15/41		4,900	6,456,063
U.S. Treasury Notes
0.250%	09/15/14		2,451	2,438,941
0.500%	08/15/14		3,920	3,930,114
0.750%	09/30/16		3,343	3,347,948
1.000%	10/31/11		4,000	4,002,968
1.500%	07/31/16-08/31/18		9,893	10,029,242
2.125%	08/15/21		7,260	7,388,212
3.125%	04/30/17-05/15/21		7,362	8,169,967
6.250%	07/15/14		17,885	17,993,920

TOTAL U.S. TREASURY OBLIGATIONS (cost $66,842,489)				68,459,818

		Value
TOTAL LONG-TERM INVESTMENTS (cost $824,819,014)		$750,559,785

	Shares
SHORT-TERM INVESTMENT — 18.8% AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost 136,593,650; includes $40,284,091 of cash collateral for securities on loan)(b)(w)	136,593,650	136,593,650

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 122.2% (cost $961,412,664)		887,153,435

SECURITIES SOLD SHORT — (13.5)%
COMMON STOCKS — (7.6)%
Advertising — (0.1)%
Omnicom Group, Inc.	17,900	(659,436)

Aerospace & Defense — (0.5)%
General Dynamics Corp.	21,100	(1,200,379)
Northrop Grumman Corp.	24,130	(1,258,621)
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	81,270	(1,296,255)

		(3,755,255)

Automobile Manufacturers — (0.2)%
PACCAR, Inc.	34,360	(1,162,055)

Banks — (0.2)%
Bank of America Corp.	242,640	(1,484,957)

Biotechnology — (0.4)%
Acorda Therapeutics, Inc.*	11,510	(229,740)
Celgene Corp.*	30,390	(1,881,749)
Human Genome Sciences, Inc.*	45,250	(574,221)

		(2,685,710)

Chemicals — (0.3)%
Dow Chemical Co. (The)	22,010	(494,345)
RPM International, Inc.	42,510	(794,937)
Valspar Corp. (The)	18,630	(581,442)

		(1,870,724)

Computers — (0.3)%
Accenture PLC (Ireland)	28,700	(1,511,916)
Research IN Motion Ltd. (Canada)*	52,100	(1,057,630)

		(2,569,546)

Diversified Financial Services — (0.6)%
Federated Investors, Inc. (Class B Stock)	64,410	(1,129,107)
Legg Mason, Inc.	73,540	(1,890,713)
T. Rowe Price Group, Inc.	35,360	(1,689,147)

		(4,708,967)

Electric Utilities — (0.2)%
Duke Energy Corp.	55,450	(1,108,446)
Entergy Corp.	10,150	(672,844)

		(1,781,290)

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Components & Equipment — (0.1)%
Waters Corp.*	11,020	$(831,900)

Foods — (0.6)%
Diamond Foods, Inc.	2,600	(207,454)
H.J. Heinz Co.	22,180	(1,119,646)
Hormel Foods Corp.	35,360	(955,427)
Ralcorp Holdings, Inc.*	4,570	(350,565)
SUPERVALU, Inc.	70,790	(471,461)
Sysco Corp.	27,860	(721,574)
Winn-Dixie Stores, Inc.*	52,580	(311,274)

		(4,137,401)

Healthcare Products — (0.1)%
St. Jude Medical, Inc.	15,080	(545,745)

Home Furnishings — (0.1)%
Tempur-Pedic International, Inc.*	12,790	(672,882)

Household Products — (0.2)%
Church & Dwight Co., Inc.	19,220	(849,524)
Kimberly-Clark Corp.	10,470	(743,475)

		(1,592,999)

Internet — (0.2)%
F5 Networks, Inc.*	13,830	(982,622)
NetFlix, Inc.*	6,790	(768,356)

		(1,750,978)

Manufacturing — (0.1)%
3M Co.	12,730	(913,887)

Oil, Gas & Consumable Fuels — (0.9)%
ConocoPhillips	32,070	(2,030,672)
Forest Oil Corp.*	60,230	(867,312)
Helmerich & Payne, Inc.	33,950	(1,378,370)
Ultra Petroleum Corp.*	52,900	(1,466,388)
WGL Holdings, Inc.	14,130	(552,059)

		(6,294,801)

Pharmaceuticals — (0.4)%
Bristol-Myers Squibb Co.	35,100	(1,101,438)
Eli Lilly & Co.	25,240	(933,123)
Forest Laboratories, Inc.*	23,450	(722,026)

		(2,756,587)

Real Estate Investment Trusts — (0.2)%
Digital Realty Trust, Inc.	26,290	(1,450,156)

Restaurants — (0.3)%
Buffalo Wild Wings, Inc.*	17,120	(1,023,776)
Dunkin’ Brands Group, Inc.*	32,030	(887,231)

		(1,911,007)

Retail & Merchandising — (0.1)%
Brinker International, Inc.	36,350	(760,442)

Semiconductors — (0.6)%
ARM Holdings PLC (United Kingdom), ADR	75,600	(1,927,800)
Marvell Technology Group Ltd. (Bermuda)*	97,400	(1,415,222)
Skyworks Solutions, Inc.*	55,180	(989,929)

		(4,332,951)

Software — (0.5)%
Ca, Inc.	74,250	(1,441,191)
Intuit, Inc.	39,620	(1,879,573)

		(3,320,764)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail — (0.1)%
O’Reilly Automotive, Inc.*	11,510	$(766,911)

Telecommunications — (0.2)%
America Movil SAB de CV (Mexico) (Class L Stock), ADR	62,500	(1,380,000)
Windstream Corp.	31,350	(365,541)

		(1,745,541)

Tobacco — (0.1)%
Archer-Daniels-Midland Co.	43,440	(1,077,746)

TOTAL COMMON STOCKS (proceeds received $61,667,274)		(55,540,638)

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT MORTGAGE OBLIGATIONS — (5.9)%
Federal Home Loan Mortgage Corp.
5.500%	TBA	$1,000	(1,081,406)
Federal National Mortgage Assoc.
4.000%	TBA	12,400	(12,996,750)
4.500%	TBA	11,000	(11,668,593)
5.000%	TBA	3,900	(4,194,938)
5.500%	TBA	9,600	(10,417,500)
6.000%	TBA	1,500	(1,645,311)
Government National Mortgage Assoc.
4.000%	TBA	800	(855,500)

TOTAL U.S. GOVERNMENT MORTGAGE OBLIGATIONS (proceeds received $42,915,538)			(42,859,998)

TOTAL SECURITIES SOLD SHORT (proceeds received $104,582,812)			(98,400,636)

TOTAL INVESTMENTS — 108.7% (cost $856,829,852)			788,752,799
Liabilities in excess of other assets(x) — (8.7)%			(62,872,397)

NET ASSETS — 100.0%			$725,880,402

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securiites Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A are deemed to be liquid.
ADR	American Depositary Receipt
CVA	Certificate Van Anadelen (Bearer)
MTN	Medium Term Note
OTC	Over The Counter
PRFC	Preference Shares
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
XEQT	Equiduct Stock Exchange
XLON	London Stock Exchange
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $38,272,599; cash collateral of $40,284,091 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2011.
(d)	Standard & Poor’s rating.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Financial futures contracts open at September 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized Depreciation(1)
Long Position:
774	S&P 500 E-Mini	Dec. 2011	$44,906,361	$43,576,200	$(1,330,161)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2011.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	000000000000	000000000000	000000000000
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$347,920,208	$129,215,122	$166,301
Preferred Stocks	520,795	1,020,377	—
Asset-Backed Securities	—	415,099	—
Commercial Mortgage-Backed Securities	—	20,101,541	—
Corporate Bonds	—	57,696,099	—
Foreign Government Bonds	—	779,144	—
Municipal Bonds	—	236,085	—
Residential Mortgage-Backed Security	—	46,314	—
U.S. Government Mortgage-Backed Obligations	—	123,982,882	—
U.S. Treasury Obligations	—	68,459,818	—
Affiliated Money Market Mutual Fund	136,593,650	—	—
Short Sales – Common Stocks	(55,540,638)	—	—
Short Sales – U.S. Government Mortgage-Backed Obligations	—	(42,859,998)	—
Other Financial Instruments*
Futures	(1,330,161)	—	—

Total	$428,163,854	$359,092,483	$166,301

Fair Value of Level 2 investments at 12/31/10 was $0. $140,594,618 was transferred into Level 2 from Level 1 at 9/30/11 as a result of using third-party vendor modeling tools due to significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST FIRST TRUST BALANCED TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.8%
COMMON STOCKS — 60.7%
Aerospace & Defense — 1.9%
BAE Systems PLC (United Kingdom)	5,018,416	$20,726,949
Cubic Corp.	95,003	3,711,767
L-3 Communications Holdings, Inc.(a)	68,883	4,268,680
Northrop Grumman Corp.	220,393	11,495,699
Raytheon Co.	110,367	4,510,699

		44,713,794

Auto Components — 0.8%
American Axle & Manufacturing Holdings, Inc.*	371,165	2,831,989
TRW Automotive Holdings Corp.*	518,657	16,975,644

		19,807,633

Automobiles — 0.6%
Honda Motor Co. Ltd. (Japan), ADR	245,215	7,148,017
Toyota Motor Corp. (Japan), ADR(a)	115,913	7,912,221

		15,060,238

Beverages — 0.3%
Boston Beer Co., Inc. (Class A Stock)*(a)	26,720	1,942,544
Molson Coors Brewing Co. (Class B Stock)	102,079	4,043,349

		5,985,893

Biotechnology — 0.1%
Emergent Biosolutions, Inc.*	124,541	1,921,668

Capital Markets — 1.2%
Deutsche Bank AG (Germany)(a)	166,250	5,753,913
Knight Capital Group, Inc. (Class A Stock)*	179,113	2,178,014
Man Group PLC (United Kingdom)	5,694,607	14,730,683
UBS AG (Switzerland)*(a)	537,664	6,145,500

		28,808,110

Chemicals — 0.4%
CF Industries Holdings, Inc.	26,987	3,329,926
Minerals Technologies, Inc.	42,396	2,088,851
OM Group, Inc.*	76,798	1,994,444
Sensient Technologies Corp.	67,777	2,206,141

		9,619,362

Commercial Banks — 5.0%
Banco Santander SA (Spain), ADR(a)	866,748	6,968,654
Bank of China Ltd. (China) (Class H Stock)	51,372,000	15,885,330
Bank of Communications Co. Ltd. (China) (Class H Stock)	30,531,768	18,081,653
Barclays PLC (United Kingdom), ADR(a)	520,049	5,086,079
BOC Hong Kong Holdings Ltd. (Hong Kong)	8,750,806	18,501,977
FNB Corp.	1,316,212	11,279,937
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	35,181,000	16,988,564
Mitsubishi UFJ Financial Group, Inc. (Japan), ADR	1,933,636	8,604,680
Mizuho Financial Group, Inc. (Japan), ADR	.2,739,187	7,806,683
Sumitomo Mitsui Financial Group, Inc. (Japan), ADR	1,494,235	8,173,465

		117,377,022

Commercial Services & Supplies — 1.4%
Avery Dennison Corp.	337,748	8,470,720
Clean Harbors, Inc.*	93,388	4,790,804
Deluxe Corp.	267,945	4,983,777
Rollins, Inc.	257,781	4,823,083

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
RR Donnelley & Sons Co.	721,310	$10,184,897

		33,253,281

Computers & Peripherals — 0.7%
Apple, Inc.*	12,106	4,614,565
Hewlett-Packard Co.(a)	150,161	3,371,114
Lexmark International, Inc. (Class A Stock)* .	149,603	4,043,769
Western Digital Corp.*	159,226	4,095,293

		16,124,741

Construction & Engineering — 0.2%
URS Corp.*	139,567	4,139,557

Consumer Finance — 0.4%
EZCORP, Inc. (Class A Stock)*	74,776	2,134,107
First Cash Financial Services, Inc.*(a)	108,526	4,552,666
World Acceptance Corp.*(a)	57,574	3,221,265

		9,908,038

Diversified Consumer Services — 0.4%
Career Education Corp.*	149,603	1,952,319
DeVry, Inc.	107,764	3,982,957
K12, Inc.*(a)	110,923	2,824,100

		8,759,376

Diversified Financial Services — 0.3%
ING Groep NV (Netherlands), ADR*(a)	863,931	6,090,714

Diversified Telecommunication Services — 5.2%
AT&T, Inc.	1,575,275	44,926,843
BT Group PLC (United Kingdom), ADR(a)	1,039,734	27,698,514
CenturyLink, Inc.	328,728	10,887,471
China Unicom Hong Kong Ltd. (Hong Kong), ADR(a)	646,898	13,196,719
France Telecom SA (France), ADR(a)	481,222	7,877,604
Nippon Telegraph & Telephone Corp. (Japan), ADR	433,374	10,379,307
Telecom Italia SpA (Italy), ADR	705,706	7,628,682

		122,595,140

Electric Utilities — 2.2%
Cleco Corp.	414,652	14,156,219
Edison International	369,168	14,120,676
IDACORP, Inc.	61,171	2,311,040
Korea Electric Power Corp. (South Korea), ADR*	854,903	7,266,676
Pinnacle West Capital Corp.	318,642	13,682,487

		51,537,098

Electrical Equipment — 0.1%
Franklin Electric Co., Inc.	83,759	3,038,777

Electronic Equipment, Instruments & Components — 1.9%
DTS, Inc.*	61,388	1,524,264
Hitachi Ltd. (Japan), ADR	696,815	34,436,597
SYNNEX Corp.*(a)	93,054	2,438,015
Vishay Intertechnology, Inc.*(a)	780,984	6,529,026

		44,927,902

Energy Equipment & Services — 0.9%
CARBO Ceramics, Inc.	32,890	3,372,212
Hornbeck Offshore Services, Inc.*(a)	94,279	2,348,490
RPC, Inc.(a)	762,572	12,445,175

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
SEACOR Holdings, Inc.	26,224	$2,103,427

		20,269,304

Food & Staples Retailing — 0.5%
Andersons, Inc. (The)	64,413	2,168,142
Pricesmart, Inc.	42,122	2,625,043
Ruddick Corp.	58,352	2,275,144
Wal-Mart Stores, Inc.(a)	85,562	4,440,668

		11,508,997

Food Products — 2.2%
B&G Foods, Inc.	168,091	2,803,758
Flowers Foods, Inc.	235,329	4,579,502
General Mills, Inc.	122,073	4,696,148
Hormel Foods Corp.	158,033	4,270,052
Kraft Foods, Inc. (Class A Stock)	838,458	28,155,420
Lancaster Colony Corp.(a)	40,269	2,456,812
Tyson Foods, Inc. (Class A Stock)	263,138	4,568,076

		51,529,768

Gas Utilities — 0.1%
WGL Holdings, Inc.	59,257	2,315,171

Healthcare Equipment & Supplies — 0.2%
Haemonetics Corp.*	38,479	2,250,252
Thoratec Corp.*	71,472	2,332,846

		4,583,098

Healthcare Providers & Services — 1.3%
AmerisourceBergen Corp.(a)	117,571	4,381,871
Chemed Corp.	40,916	2,248,743
Henry Schein, Inc.*	73,268	4,543,349
HMS Holdings Corp.*(a)	193,167	4,711,343
Humana, Inc.	61,511	4,473,695
Kindred Healthcare, Inc.*	139,278	1,200,576
Magellan Health Services, Inc.*	49,149	2,373,897
Molina Healthcare, Inc.*	165,592	2,556,740
MWI Veterinary Supply, Inc.*	44,185	3,040,812
WellCare Health Plans, Inc.*	53,621	2,036,526

		31,567,552

Healthcare Technology — 0.1%
Computer Programs & Systems, Inc.	38,823	2,568,141

Hotels, Restaurants & Leisure — 1.5%
BJ’s Restaurants, Inc.*(a)	160,113	7,062,584
Bob Evans Farms, Inc.	75,106	2,142,023
Buffalo Wild Wings, Inc.*(a)	40,182	2,402,884
Ladbrokes PLC (United Kingdom)	12,205,146	22,560,897

		34,168,388

Household Durables — 1.2%
iRobot Corp.*(a)	91,785	2,309,311
Leggett & Platt, Inc.	579,753	11,473,312
Panasonic Corp. (Japan), ADR	824,383	7,848,126
Sony Corp. (Japan), ADR	291,529	5,539,051

		27,169,800

Insurance — 3.1%
Allstate Corp. (The)	422,292	10,004,097
American Equity Investment Life Holding Co.(a)	213,329	1,866,629
AmTrust Financial Services, Inc.	102,718	2,286,503
Chubb Corp. (The)	74,300	4,457,257

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Cincinnati Financial Corp.	394,473	$10,386,474
Employers Holdings, Inc.	144,460	1,843,310
Manulife Financial Corp. (Canada)	567,805	6,433,231
ProAssurance Corp.	65,127	4,690,447
RSA Insurance Group PLC (United Kingdom)	11,643,294	20,037,661
Sun Life Financial, Inc. (Canada)	320,235	7,618,391
Tower Group, Inc.	98,779	2,258,088

		71,882,088

Internet Software & Services — 0.6%
Constant Contact, Inc.*(a)	103,588	1,791,037
Earthlink, Inc.	311,183	2,032,025
j2 Global Communications, Inc.(a)	79,271	2,132,390
LivePerson, Inc.*(a)	179,217	1,783,209
QuinStreet, Inc.*	164,959	1,707,326
RightNow Technologies, Inc.*	114,976	3,799,957

		13,245,944

IT Services — 0.5%
International Business Machines Corp.	27,048	4,734,211
Mantech International Corp. (Class A Stock)	66,535	2,087,868
Visa, Inc. (Class A Stock)(a)	55,191	4,730,973

		11,553,052

Leisure Equipment & Products — 0.1%
Sturm Ruger & Co., Inc.	66,292	1,722,266

Machinery — 0.2%
ESCO Technologies, Inc.	83,703	2,134,427
NN, Inc.*	326,360	1,648,118

		3,782,545

Metals & Mining — 1.2%
Cliffs Natural Resources, Inc.	314,091	16,072,036
Newmont Mining Corp.(a)	75,852	4,771,091
POSCO (South Korea), ADR(a)	104,000	7,905,040

		28,748,167

Multiline Retail — 0.8%
Dillard’s, Inc. (Class A Stock)	313,249	13,620,067
Dollar Tree, Inc.*(a)	67,611	5,078,262

		18,698,329

Multi-Utilities — 3.0%
Alliant Energy Corp.	344,308	13,317,833
Avista Corp.	94,002	2,241,948
Black Hills Corp.(a)	434,152	13,302,417
DTE Energy Co.	282,966	13,870,993
Integrys Energy Group, Inc.	273,985	13,321,151
NiSource, Inc.(a)	701,517	14,998,433

		71,052,775

Oil, Gas & Consumable Fuels — 2.7%
Chevron Corp.	173,604	16,061,842
Eni SpA (Italy), ADR(a)	219,641	7,715,988
Hollyfrontier Corp.	133,512	3,500,685
PetroChina Co. Ltd. (China) (Class H Stock)	19,896,000	24,099,957
Repsol YPF SA (Spain), ADR	318,699	8,369,036
World Fuel Services Corp.	138,260	4,514,189

		64,261,697

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products — 0.6%
Clearwater Paper Corp.*	79,855	$2,713,473
MeadWestvaco Corp.	447,450	10,989,372

		13,702,845

Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.(a)	159,111	4,992,903
Forest Laboratories, Inc.*	133,552	4,112,066
Impax Laboratories, Inc.*	235,873	4,224,485
Merck & Co., Inc.	825,955	27,016,988
Pfizer, Inc.	1,409,729	24,924,009
Viropharma, Inc.*	267,528	4,834,231

		70,104,682

Professional Services — 0.3%
CoStar Group, Inc.*(a)	74,783	3,886,473
Insperity, Inc.	93,693	2,084,669

		5,971,142

Real Estate Investment Trusts — 0.5%
Annaly Capital Management, Inc.(a)	244,820	4,071,357
Anworth Mortgage Asset Corp.	316,066	2,149,249
Capstead Mortgage Corp.(a)	173,231	1,999,086
MFA Financial, Inc.	600,440	4,215,089

		12,434,781

Road & Rail — 0.1%
Werner Enterprises, Inc.	106,623	2,220,957

Semiconductors & Semiconductor Equipment — 6.9%
Brooks Automation, Inc.	339,505	2,766,966
Diodes, Inc.*(a)	160,012	2,867,415
Fairchild Semiconductor International, Inc.*	651,110	7,031,988
FEI Co.*(a)	136,493	4,089,330
Gt Advanced Technologies, Inc.*(a)	857,953	6,022,830
Intel Corp.	1,216,262	25,942,868
International Rectifier Corp.*	360,463	6,711,821
KLA-Tencor Corp.	610,926	23,386,247
Lam Research Corp.*	540,396	20,524,240
MKS Instruments, Inc.	331,475	7,196,322
Novellus Systems, Inc.*(a)	463,351	12,630,948
Photronics, Inc.*(a)	432,083	2,151,773
Rubicon Technology, Inc.*(a)	80,968	884,980
STMicroelectronics NV (Netherlands)(a)	2,349,641	15,272,666
Varian Semiconductor Equipment Associates, Inc.*	384,395	23,505,754

		160,986,148

Software — 0.3%
Ebix, Inc.*(a)	137,876	2,026,777
NetScout Systems, Inc.*	146,602	1,674,195
Ultimate Software Group, Inc.*(a)	89,608	4,186,486

		7,887,458

Specialty Retail — 2.0%
Aaron’s, Inc.(a)	94,523	2,386,706
AutoZone, Inc.*	15,325	4,891,587
Buckle, Inc. (The)(a)	64,240	2,470,670
DSW, Inc. (Class A Stock)	100,204	4,627,421
GameStop Corp. (Class A Stock)*(a)	206,778	4,776,572
Genesco, Inc.*	83,823	4,319,399
Jos. A. Bank Clothiers, Inc.*(a)	98,342	4,585,687
Rent-A-Center, Inc.	401,068	11,009,317
TJX Cos., Inc. (The)	83,798	4,648,275

			Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Zumiez, Inc.*(a)			107,593	$1,883,953

				45,599,587

Textiles, Apparel & Luxury Goods — 0.4%
Maidenform Brands, Inc.*			81,298	1,903,186
Skechers USA, Inc. (Class A Stock)*			151,547	2,126,204
Steven Madden Ltd.*			149,890	4,511,689

				8,541,079

Thrifts & Mortgage Finance — 0.4%
First Niagara Financial Group, Inc.			913,032	8,354,243

Tobacco — 0.1%
Universal Corp.			59,544	2,135,248

Trading Companies & Distributors — 0.3%
Applied Industrial Technologies, Inc.			83,013	2,254,633
W.W. Grainger, Inc.(a)			33,839	5,060,284

				7,314,917

Wireless Telecommunication Services — 2.5%
MetroPCS Communications, Inc.*			1,812,296	15,785,098
NTT DoCoMo, Inc. (Japan), ADR			566,595	10,346,025
VimpelCom Ltd. (Bermuda), ADR(a)			763,460	7,275,774
Vodafone Group PLC (United Kingdom)			9,410,608	24,253,869

				57,660,766

TOTAL COMMON STOCKS (cost $1,664,901,567)				1,417,209,279

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
BANK LOANS(c) — 1.9%
Aerospace & Defense
TransDigm, Inc., Term Loan B
4.000%	02/14/17	Ba2	$500	488,438

Auto Components — 0.1%
Delphi Corp., Term Loan B
3.500%	03/31/17	Baa3	1,000	986,667

Auto Parts & Equipment
Tomkins PLC, Term Loan B-1
4.250%	09/29/16	Ba2	990	969,767

Broadcasting — 0.1%
Sinclair Broadcast Group, Inc., Term Loan B
4.000%	10/28/16	Baa3	1,000	986,250

Capital Markets
Nuveen Investments, Inc., Term Loan
3.253%	11/13/14	B2	1,000	917,000

Casinos & Gaming — 0.1%
Penn National Gaming, Inc., Term Loan B
3.750%	07/15/18	Ba1	1,000	987,500
Wynn Las Vegas LLC, Term Loan B1
3.240%	08/17/15	Ba3	1,000	977,500

				1,965,000

Chemicals — 0.1%
Ashland, Inc., Term Loan B
3.750%	07/01/18	Baa2	1,000	991,250

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Chemicals (cont’d.)
Huntsman International LLC, Term Loan B
2.800%	04/19/17	Ba2	$1,000	$936,667

				1,927,917

Containers & Packaging
Reynolds Consumer Products Holdings, Inc., Term Loan C
6.500%	08/09/18	Ba3	1,000	965,833

Diversified Consumer Services
Asurion Corp., Term Loan B
5.500%	05/24/18	Ba3	1,000	943,333

Diversified Financial Services — 0.1%
Fifth Third Processing Solutions LLC, Term Loan B-1
4.500%	11/03/16	Ba3	1,000	965,833
RPI Finance Trust, Term Loan
4.000%	05/08/18	Baa2	998	986,278

				1,952,111

Diversified Telecommunication Services
Intelsat Jackson Holdings Corp., Term Loan B
5.250%	04/02/18	B1	1,000	960,000

Electric Utilities — 0.1%
AES Corp. (The), Term Loan B
4.250%	06/01/18	Ba1	997	973,180
Calpine Corp., Term Loan B1
4.500%	04/01/18	B1	997	941,385
NRG Energy, Inc., Term Loan B
4.000%	07/01/18	Baa3	998	971,628

				2,886,193

Food & Staples Retailing
BJ’s Wholesale Club, Inc., Term Loan
7.000%	10/04/18	B1	333	321,607
Del Monte Foods Co., Term Loan B
4.500%	03/08/18	Ba3	499	460,596

				782,203

Food Products — 0.1%
Dole Food Company, Inc., Term Loan B-2
5.000%	07/08/18	Ba2	350	343,875
5.000%	07/08/18	Ba2	650	638,625

				982,500

Healthcare Equipment & Supplies
DJO Finance LLC, Term Loan
3.239%	05/20/14	Ba2	981	925,923

Healthcare Providers & Services — 0.3%
DaVita, Inc., Term Loan B
4.500%	10/20/16	Ba2	997	981,278
Emergency Medical Services Corp., Term Loan B
5.250%	05/25/18	B1	1,000	948,958
Fresenius SE, Term Loan D1
3.500%	09/10/14	Baa3	651	640,321
3.500%	09/10/14	Baa3	349	342,992
Grifols SA, Term Loan B
6.000%	06/01/17	Ba3	1,000	979,000
HCA, Inc., Term Loan B-3
3.162%	05/31/18	Ba3	1,000	937,813

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Healthcare Providers & Services (cont’d.)
Vanguard Health Systems, Inc., Term Loan B
5.000%	01/29/16	Ba2	$1,000	$980,000

				5,810,362

Hotels, Restaurants & Leisure
Dunkin Brands, Inc., Term Loan B-2
4.000%	11/23/17	B2	1,000	965,417

Leisure Equipment & Products
Live Nation Entertainment, Inc., Term Loan B
4.500%	11/07/16	Ba2	1,000	966,250

Media — 0.2%
Bresnan Broadband Holdings LLC, Term Loan
4.500%	12/14/17	Ba3	997	961,329
Charter Operating Charter Operating, Term Loan C
3.620%	09/06/16	Ba1	1,000	965,000
CSC Holdings Ltd., Term Loan B3
1.995%	03/29/16	Baa3	500	483,438
Hubbard Co., Term Loan
5.250%	04/28/17	Ba3	890	858,850
TWCC Holding Corp., Term Loan B
4.250%	02/11/17	Ba3	654	643,356

				3,911,973

Metals & Mining — 0.1%
Novelis Corp., Term Loan B
3.750%	03/10/17	Ba2	997	972,862

Pharmaceuticals
Warner Chilcott Laboratories, Term Loan B1
4.250%	03/15/18	Ba3	457	443,886
4.250%	03/15/18	Ba3	229	221,943
4.250%	03/15/18	Ba3	314	305,171

				971,000

Professional Services — 0.2%
Acosta Sales Co., Term Loan B
5.250%	03/01/18	Ba3	1,000	959,000
Advantage Sales & Marketing, Inc., Term Loan
5.250%	12/17/17	B1	997	960,082
Affinion Group, Inc., Term Loan B
5.000%	10/09/16	Ba3	997	904,376
Nielsen Finance LLC, Term Loan C
3.476%	05/02/16	Ba2	997	962,563

				3,786,021

Real Estate Management & Development
CB Richard Ellis Services, Inc., Term Loan
3.726%	09/04/19	Ba1	998	951,366

Road & Rail — 0.1%
Avis Budget Group, Inc., Term Loan B
6.250%	09/28/18	Ba1	1,000	991,000
Hertz Corp., Term Loan B
3.750%	03/11/18	Ba1	1,000	946,250

				1,937,250

Software — 0.1%
Dealer Computer Services, Inc., Term Loan B
3.750%	04/06/18	Ba2	998	972,562

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Software (cont’d.)
SunGard Data Systems, Inc., Term Loan B
3.892%	02/28/16	Ba3 $	1,000	$958,333

				1,930,895

Specialty Retail — 0.1%
KAR Auction Services, Inc., Term Loan B
5.000%	05/19/17	Ba3	998	965,081
Pilot Travel Centers LLC, Term Loan B
4.250%	03/30/18	Ba2	1,000	986,667

				1,951,748

Wireless Telecommunication Services — 0.1%
Syniverse Holdings, Inc., Term Loan B
5.250%	12/22/17	B1	997	980,447

TOTAL BANK LOANS (cost $43,600,384)				43,774,726

CORPORATE BONDS — 27.1%
Air Freight & Logistics — 0.3%
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
3.125%	01/15/21(a)	Aa3	6,000	6,264,090

Beverages — 0.2%
Bottling Group LLC,
Gtd. Notes
6.950%	03/15/14	Aa3	4,200	4,802,851

Capital Markets — 2.4%
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
6.000%	06/15/20	A1	7,300	7,509,255
5.150%	01/15/14	A1	5,900	6,108,677
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
6.875%	04/25/18	Baa1	5,655	5,657,030
Sr. Unsec’d. Notes, MTN, 144A
5.000%	01/15/15	Baa1	3,000	2,901,741
Sr. Unsec’d. Notes, MTN
6.150%	04/25/13	Baa1	8,700	8,704,185
Sub. Notes
6.110%	01/29/37	Baa2	9,700	7,515,861
Morgan Stanley,
Sr. Unsec’d. Notes
5.300%	03/01/13	A2	11,400	11,495,190
Sr. Unsec’d. Notes, MTN
5.550%	04/27/17	A2	5,600	5,393,074

				55,285,013

Chemicals — 0.3%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.550%	05/15/19	Baa3	6,300	8,070,048

Commercial Banks — 2.3%
HSBC Holdings PLC (United Kingdom),
Sub. Notes
6.500%	05/02/36	A1	5,000	5,018,005
KeyCorp,
Sr. Unsec’d. Notes, MTN
3.750%	08/13/15	Baa1	7,800	8,035,232
5.100%	03/24/21	Baa1	9,900	9,990,140

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Banks (cont’d.)
PNC Funding Corp.,
Bank Gtd. Notes
5.250%	11/15/15	Baa1	$8,700	$9,337,223
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.625%	12/11/17	A2	2,800	3,166,643
Wells Fargo Bank NA,
Sub. Notes
4.750%	02/09/15	A1	7,955	8,289,420
5.950%	08/26/36	A1	8,950	9,517,153

				53,353,816

Consumer Finance — 0.6%
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
5.875%	05/02/13	A2	4,000	4,242,024
HSBC Finance Corp.,
Sr. Unsec’d. Notes
5.500%	01/19/16	A3	8,500	8,872,028

				13,114,052

Diversified Financial Services — 2.0%
Citigroup, Inc.,
Sr. Unsec’d. Notes
5.500%	04/11/13	A3	4,925	5,068,938
Sub. Notes
5.000%	09/15/14	Baa1	9,800	9,611,438
6.125%	08/25/36	Baa1	8,500	7,190,193
Unsec’d. Notes
8.500%	05/22/19	A3	7,000	8,454,740
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.250%	10/15/20(a)	Aa3	11,000	11,026,070
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17	Aa2	4,500	4,730,872

				46,082,251

Diversified Telecommunication Services — 1.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
6.300%	01/15/38	A2	5,900	6,758,609
Qwest Corp.,
Sr. Unsec’d. Notes
8.375%	05/01/16	Baa3	8,600	9,438,500
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	04/01/16	A3	6,000	6,275,304
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.750%	12/01/30	A3	6,570	9,030,518

				31,502,931

Electric Utilities — 3.3%
Carolina Power & Light Co.,
First Mortgage
3.000%	09/15/21	A1	1,000	1,007,023
Commonwealth Edison Co.,
First Mortgage
1.625%	01/15/14	Baa1	1,600	1,610,976

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
6.150%	09/15/17	Baa1	$2,700	$3,168,199
FirstEnergy Solutions Corp.,
Gtd. Notes
6.050%	08/15/21	Baa3	11,840	13,110,740
Florida Power Corp.,
First Mortgage
6.400%	06/15/38	A2	5,436	7,133,271
Georgia Power Co.,
Sr. Unsec’d. Notes
4.250%	12/01/19	A3	4,935	5,442,772
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18	Baa1	7,100	8,185,611
6.125%	04/01/36	Baa1	8,212	9,836,112
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
5.950%	09/01/13	Baa1	8,445	9,097,790
6.800%	09/01/18	Baa1	5,400	6,566,589
7.000%	09/01/22	Baa1	3,600	4,536,594
Southern Power Co.,
Sr. Unsec’d. Notes
4.875%	07/15/15	Baa1	7,200	7,853,825

				77,549,502

Food & Staples Retailing — 1.3%
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
1.500%	10/25/15	Aa2	11,500	11,596,014
3.625%	07/08/20	Aa2	6,500	6,951,314
6.500%	08/15/37	Aa2	8,200	10,874,020

				29,421,348

Industrial Conglomerates — 1.4%
General Electric Capital Corp.,
Notes, MTN
5.625%	09/15/17	Aa2	7,500	8,227,020
Sr. Unsec’d. Notes
2.100%	01/07/14	Aa2	4,500	4,526,874
5.500%	01/08/20(a)	Aa2	7,900	8,616,799
Sr. Unsec’d. Notes, MTN
6.750%	03/15/32(a)	Aa2	9,350	10,673,689

				32,044,382

Insurance — 0.6%
Allstate Life Global Funding Trusts,
Sr. Sec’d. Notes, MTN
5.375%	04/30/13	A1	6,754	7,157,943
MetLife, Inc.,
Sr. Unsec’d. Notes
5.700%	06/15/35	A3	7,050	7,536,415

				14,694,358

IT Services — 0.5%
International Business Machines Corp.,
Sr. Unsec’d. Notes
5.700%	09/14/17	Aa3	9,100	10,826,771

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media — 2.2%
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	Baa1	$5,200	$7,502,830
Comcast Corp.,
Gtd. Notes
6.950%	08/15/37	Baa1	9,600	11,507,856
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
4.750%	10/01/14	Baa2	7,600	8,233,832
Time Warner, Inc.,
Gtd. Notes
4.750%	03/29/21	Baa2	2,500	2,624,995
7.700%	05/01/32	Baa2	8,320	10,557,464
Viacom, Inc.,
Sr. Unsec’d. Notes
6.250%	04/30/16	Baa1	10,200	11,747,503

				52,174,480

Multi-Utilities — 1.6%
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
7.125%	12/01/18	A3	2,200	2,808,403
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/21	Baa2	8,100	8,810,670
NiSource Finance Corp.,
Gtd. Notes
6.125%	03/01/22(a)	Baa3	7,200	8,158,176
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
6.050%	03/01/34	A3	5,400	6,445,057
Sempra Energy,
Sr. Unsec’d. Notes
6.500%	06/01/16	Baa1	10,400	12,168,229

				38,390,535

Oil, Gas & Consumable Fuels — 4.4%
CenterPoint Energy Resource Corp.,
Sr. Unsec’d. Notes
7.875%	04/01/13	Baa2	4,420	4,819,307
Chevron Corp.,
Sr. Unsec’d. Notes
3.950%	03/03/14	Aa1	1,800	1,938,805
4.950%	03/03/19	Aa1	7,200	8,575,272
ConocoPhillips,
Gtd. Notes
5.750%	02/01/19	A1	12,200	14,586,845
6.500%	02/01/39	A1	9,400	12,464,861
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.950%	02/15/18	Baa2	13,800	15,705,739
6.850%	02/15/20	Baa2	6,000	7,084,026
Sr. Unsec’d. Notes, MTN
6.950%	01/15/38	Baa2	6,350	7,078,510
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	Baa2	9,000	10,741,329

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Plains All American Pipeline LP/PAA Finance Corp.,
Gtd. Notes
5.750%	01/15/20	(a)	Baa3	$2,100	$2,290,493
Valero Energy Corp.,
Gtd. Notes
6.625%	06/15/37		Baa2	10,100	10,851,177
Williams Partners LP,
Sr. Unsec’d. Notes
3.800%	02/15/15		Baa3	6,700	6,990,418

					103,126,782

Pharmaceuticals — 1.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
5.125%	04/01/19		A1	9,300	10,966,188
5.875%	05/15/16		A1	7,650	9,005,511
Pfizer, Inc.,
Sr. Unsec’d. Notes
5.350%	03/15/15		A1	7,500	8,544,652

					28,516,351

Real Estate Investment Trusts — 0.2%
Simon Property Group LP,
Sr. Unsec’d. Notes
4.375%	03/01/21	(a)	A3	5,100	5,181,279

Tobacco — 0.9%
Altria Group, Inc.,
Gtd. Notes
9.250%	08/06/19		Baa1	8,500	11,141,834
10.200%	02/06/39		Baa1	7,200	10,435,946

					21,577,780

TOTAL CORPORATE BONDS (cost $610,254,176)					631,978,620

U.S. TREASURY OBLIGATIONS — 5.1%
U.S. Treasury Bonds
4.375%	05/15/41			7,500	9,689,100
5.375%	02/15/31			7,380	10,381,586
U.S. Treasury Notes
0.375%	07/31/13	(k)		30,300	30,365,084
0.500%	08/15/14			19,600	19,650,568
1.500%	07/31/16	(k)		30,080	30,888,550
2.125%	08/15/21	(k)		10,000	10,176,600
3.625%	02/15/20	(k)		7,600	8,773,250

TOTAL U.S. TREASURY OBLIGATIONS (cost $118,971,011)					119,924,738

TOTAL LONG-TERM INVESTMENTS (cost $2,437,727,138)					2,212,887,363

	Shares	Value
SHORT-TERM INVESTMENTS — 14.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $337,171,798; includes $219,063,474 of cash collateral for securities on loan)(b)(w)	337,171,798	$337,171,798

TOTAL INVESTMENTS — 109.2% (cost $2,774,898,936)		2,550,059,161
Liabilities in excess of other assets(x) — (9.2)%		(215,410,478)

NET ASSETS — 100.0%		$2,334,648,683

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the
Securities Act of 1933 and may not be resold subject to
that rule except to qualified institutional buyers. Unless
otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
MTN	Medium Term Note
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $209,460,497; cash collateral of $219,063,474 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2011.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Financial futures contracts open at September 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized Depreciation(1)
Long Positions:
328	Mini MSCI EAFE	Dec. 2011	$22,728,843	$22,084,240	$(644,603)
73	Russell 2000 Mini	Dec. 2011	5,119,857	4,682,950	(436,907)
798	S&P 500 E-Mini	Dec. 2011	47,155,916	44,927,400	(2,228,516)

					$(3,310,026)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2011.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,221,341,739	$195,867,540	$—
Bank Loans	—	43,774,726	—
Corporate Bonds	—	631,978,620	—
U.S. Treasury Obligations	—	119,924,738	—
Affiliated Money Market Mutual Fund	337,171,798	—	—
Other Financial Instruments*
Futures	(3,310,026)	—	—

Total	$1,555,203,511	$991,545,624	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 93.2%
COMMON STOCKS — 73.2%
Aerospace & Defense — 1.7%
BAE Systems PLC (United Kingdom)	8,359,641	$34,526,802
Cubic Corp.	112,814	4,407,643
L-3 Communications Holdings, Inc.(a)	81,796	5,068,898
Raytheon Co.	131,058	5,356,340

		49,359,683

Auto Components — 1.1%
American Axle & Manufacturing Holdings, Inc.*	587,660	4,483,846
TRW Automotive Holdings Corp.*	821,181	26,877,254

		31,361,100

Automobiles — 0.6%
Honda Motor Co. Ltd. (Japan), ADR	291,184	8,488,014
Toyota Motor Corp. (Japan), ADR(a)	137,643	9,395,511

		17,883,525

Beverages — 0.3%
Boston Beer Co., Inc. (Class A Stock)*(a)	31,728	2,306,626
Molson Coors Brewing Co. (Class B Stock)	121,215	4,801,326

		7,107,952

Biotechnology — 0.1%
Emergent Biosolutions, Inc.*	147,888	2,281,912

Capital Markets — 1.5%
Deutsche Bank AG (Germany)(a)	197,416	6,832,568
Knight Capital Group, Inc. (Class A Stock)*	212,690	2,586,310
Man Group PLC (United Kingdom)	9,486,036	24,538,267
UBS AG (Switzerland)*(a)	638,456	7,297,552

		41,254,697

Chemicals — 0.4%
CF Industries Holdings, Inc.	32,046	3,954,156
Minerals Technologies, Inc.	50,344	2,480,449
OM Group, Inc.*	91,195	2,368,334
Sensient Technologies Corp.	80,483	2,619,722

		11,422,661

Commercial Banks — 5.8%
Banco Santander SA (Spain), ADR(a)	1,029,232	8,275,025
Bank of China Ltd. (China) (Class H Stock)	82,840,000	25,615,914
Bank of Communications Co. Ltd. (China) (Class H Stock)	57,436,531	34,015,306
Barclays PLC (United Kingdom), ADR(a)	617,539	6,039,531
BOC Hong Kong Holdings Ltd. (Hong Kong)	14,111,694	29,836,592
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	56,732,000	27,395,333
Mitsubishi UFJ Financial Group, Inc. (Japan), ADR	2,594,137	11,543,910
Mizuho Financial Group, Inc. (Japan), ADR	3,712,138	10,579,593
Sumitomo Mitsui Financial Group, Inc. (Japan), ADR	2,030,552	11,107,119

		164,408,323

Commercial Services & Supplies — 0.7%
Clean Harbors, Inc.*	110,894	5,688,862
Deluxe Corp.	424,233	7,890,734
Rollins, Inc.	306,105	5,727,225

		19,306,821

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment — 0.4%
Research In Motion Ltd. (Canada)*(a)	538,236	$10,926,191

Computers & Peripherals — 3.0%
Apple, Inc.*	117,130	44,647,613
Hewlett-Packard Co.(a)	178,311	4,003,082
Lexmark International, Inc. (Class A Stock)*	177,648	4,801,825
SanDisk Corp.*	685,850	27,674,048
Western Digital Corp.*(a)	189,074	4,862,983

		85,989,551

Construction & Engineering — 0.2%
URS Corp.*	165,730	4,915,552

Consumer Finance — 0.4%
EZCORP, Inc. (Class A Stock)*	88,795	2,534,209
First Cash Financial Services, Inc.*	128,870	5,406,096
World Acceptance Corp.*(a)	68,368	3,825,190

		11,765,495

Diversified Consumer Services — 0.4%
Career Education Corp.*(a)	177,648	2,318,306
DeVry, Inc.	127,965	4,729,586
K12, Inc.*(a)	131,717	3,353,515

		10,401,407

Diversified Financial Services — 0.3%
ING Groep NV (Netherlands), ADR*(a)	1,025,887	7,232,503

Diversified Telecommunication Services — 5.3%
AT&T, Inc.	1,683,524	48,014,104
BT Group PLC (United Kingdom), ADR(a)	1,908,783	50,849,979
China Unicom Hong Kong Ltd. (Hong Kong), ADR(a)	768,168	15,670,627
France Telecom SA (France), ADR	571,433	9,354,358
Nippon Telegraph & Telephone Corp. (Japan), ADR	578,108	13,845,687
Telecom Italia SpA (Italy), ADR	958,685	10,363,385

		148,098,140

Electric Utilities — 0.5%
IDACORP, Inc.	72,639	2,744,301
Korea Electric Power Corp. (South Korea), ADR*(a)	1,192,988	10,140,398

		12,884,699

Electrical Equipment — 0.1%
Franklin Electric Co., Inc.	99,461	3,608,445

Electronic Equipment, Instruments & Components — 2.6%
DTS, Inc.*	72,896	1,810,008
Hitachi Ltd. (Japan), ADR	1,185,291	58,577,081
SYNNEX Corp.*	110,499	2,895,074
Vishay Intertechnology, Inc.*(a)	1,236,521	10,337,316

		73,619,479

Energy Equipment & Services — 1.0%
CARBO Ceramics, Inc.(a)	39,055	4,004,309
Hornbeck Offshore Services, Inc.*(a)	111,953	2,788,749
RPC, Inc.(a)	1,234,800	20,151,936
SEACOR Holdings, Inc.(a)	31,139	2,497,659

		29,442,653

Food & Staples Retailing — 0.5%
Andersons, Inc. (The)	76,489	2,574,620
Pricesmart, Inc.	50,018	3,117,122

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Ruddick Corp.	69,290	$2,701,617
Wal-Mart Stores, Inc.(a)	101,601	5,273,092

		13,666,451

Food Products — 2.6%
B&G Foods, Inc.	199,602	3,329,361
Flowers Foods, Inc.	279,446	5,438,019
General Mills, Inc.	144,958	5,576,534
Hormel Foods Corp.	187,658	5,070,519
Kraft Foods, Inc. (Class A Stock)	1,327,518	44,578,054
Lancaster Colony Corp.(a)	47,818	2,917,376
Tyson Foods, Inc. (Class A Stock)	312,467	5,424,427

		72,334,290

Gas Utilities — 0.1%
WGL Holdings, Inc.	70,366	2,749,200

Healthcare Equipment & Supplies — 0.2%
Haemonetics Corp.*	45,692	2,672,068
Thoratec Corp.*	84,870	2,770,157

		5,442,225

Healthcare Providers & Services — 1.3%
AmerisourceBergen Corp.(a)	139,610	5,203,265
Chemed Corp.	48,587	2,670,342
Henry Schein, Inc.*	87,003	5,395,056
HMS Holdings Corp.*	229,378	5,594,529
Humana, Inc.	73,042	5,312,345
Kindred Healthcare, Inc.*	165,387	1,425,636
Magellan Health Services, Inc.*	58,362	2,818,885
Molina Healthcare, Inc.*	196,634	3,036,029
MWI Veterinary Supply, Inc.*	52,469	3,610,917
WellCare Health Plans, Inc.*	63,674	2,418,339

		37,485,343

Healthcare Technology — 0.1%
Computer Programs & Systems, Inc.	46,101	3,049,581

Hotels, Restaurants & Leisure — 3.4%
BJ’s Restaurants, Inc.*(a)	190,128	8,386,546
Bob Evans Farms, Inc.	89,186	2,543,585
Buffalo Wild Wings, Inc.*(a)	47,714	2,853,297
Ladbrokes PLC (United Kingdom)	22,664,185	41,894,159
Starbucks Corp.	1,092,866	40,752,973

		96,430,560

Household Durables — 0.7%
iRobot Corp.*(a)	108,992	2,742,239
Panasonic Corp. (Japan), ADR	1,124,366	10,703,964
Sony Corp. (Japan), ADR(a)	346,182	6,577,458

		20,023,661

Insurance — 2.5%
American Equity Investment Life Holding Co.(a)	253,320	2,216,550
AmTrust Financial Services, Inc.	121,974	2,715,141
Chubb Corp. (The)	88,229	5,292,858
Employers Holdings, Inc.	171,541	2,188,863
Manulife Financial Corp. (Canada)	674,249	7,639,241
ProAssurance Corp.	77,336	5,569,739
RSA Insurance Group PLC (United Kingdom)	19,754,522	33,996,772
Sun Life Financial, Inc. (Canada)	380,267	9,046,552

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Tower Group, Inc.	117,297	$2,681,409

		71,347,125

Internet & Catalog Retail — 1.9%
NetFlix, Inc.*(a)	160,393	18,150,072
priceline.com, Inc.*(a)	77,208	34,701,908

		52,851,980

Internet Software & Services — 1.7%
Baidu, Inc. (Cayman Islands), ADR*	294,537	31,488,951
Constant Contact, Inc.*(a)	123,006	2,126,774
Earthlink, Inc.	369,518	2,412,953
j2 Global Communications, Inc.(a)	94,131	2,532,124
LivePerson, Inc.*(a)	212,814	2,117,499
QuinStreet, Inc.*(a)	195,884	2,027,399
RightNow Technologies, Inc.*(a)	136,529	4,512,283

		47,217,983

IT Services — 0.5%
International Business Machines Corp.	32,119	5,621,789
Mantech International Corp. (Class A Stock)	79,008	2,479,271
Visa, Inc. (Class A Stock)	65,536	5,617,746

		13,718,806

Leisure Equipment & Products — 0.1%
Sturm Ruger & Co., Inc.	78,718	2,045,094

Machinery — 0.9%
ESCO Technologies, Inc.	99,395	2,534,571
Joy Global, Inc.	311,369	19,423,198
NN, Inc.*	610,152	3,081,268

		25,039,037

Metals & Mining — 1.4%
Cliffs Natural Resources, Inc.(a)	497,296	25,446,636
Newmont Mining Corp.(a)	90,071	5,665,466
POSCO (South Korea), ADR	123,496	9,386,931

		40,499,033

Multiline Retail — 1.0%
Dillard’s, Inc. (Class A Stock)	495,963	21,564,471
Dollar Tree, Inc.*(a)	80,286	6,030,281

		27,594,752

Multi-Utilities — 0.1%
Avista Corp.	111,624	2,662,232

Oil, Gas & Consumable Fuels — 2.6%
Chevron Corp.	56,434	5,221,274
Eni SpA (Italy), ADR(a)	260,816	9,162,466
Hollyfrontier Corp.	158,540	4,156,919
PetroChina Co. Ltd. (China) (Class H Stock)	32,081,000	38,859,606
Repsol YPF SA (Spain), ADR	385,943	10,134,863
World Fuel Services Corp.	164,179	5,360,444

		72,895,572

Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	94,825	3,222,154

Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	188,939	5,928,906
Forest Laboratories, Inc.*	158,588	4,882,925
Impax Laboratories, Inc.*	280,091	5,016,430
Merck & Co., Inc.	1,307,722	42,775,587
Pfizer, Inc.	2,232,003	39,461,813

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Viropharma, Inc.*(a)	317,680	$5,740,478

		103,806,139

Professional Services — 0.2%
CoStar Group, Inc.*(a)	88,801	4,614,988
Insperity, Inc.	111,257	2,475,468

		7,090,456

Real Estate Investment Trusts — 0.5%
Annaly Capital Management, Inc.(a)	290,716	4,834,607
Anworth Mortgage Asset Corp.	375,318	2,552,162
Capstead Mortgage Corp.(a)	205,705	2,373,836
MFA Financial, Inc.	713,001	5,005,267

		14,765,872

Road & Rail — 0.1%
Werner Enterprises, Inc.	126,610	2,637,286

Semiconductors & Semiconductor Equipment — 13.3%
Altera Corp.	833,173	26,269,945
Broadcom Corp. (Class A Stock)*	843,461	28,078,817
Brooks Automation, Inc.	614,507	5,008,232
Diodes, Inc.*	190,008	3,404,943
Fairchild Semiconductor International, Inc.*	1,030,893	11,133,644
FEI Co.*(a)	162,081	4,855,947
Gt Advanced Technologies, Inc.*(a)	1,278,220	8,973,104
Intel Corp.(a)	1,925,690	41,074,968
International Rectifier Corp.*	570,715	10,626,713
KLA-Tencor Corp.	1,455,848	55,729,861
Lam Research Corp.*	1,211,465	46,011,441
Micron Technology, Inc.*(a)	2,847,459	14,351,193
MKS Instruments, Inc.	565,576	12,278,655
Novellus Systems, Inc.*(a)	733,618	19,998,427
Photronics, Inc.*(a)	684,111	3,406,873
Rubicon Technology, Inc.*(a)	96,146	1,050,876
STMicroelectronics NV (Netherlands)(a)	3,720,151	24,180,982
Varian Semiconductor Equipment Associates, Inc.*	608,606	37,216,257
Xilinx, Inc.(a)	762,216	20,915,207

		374,566,085

Software — 0.3%
Ebix, Inc.*(a)	163,722	2,406,713
NetScout Systems, Inc.*	174,085	1,988,051
Ultimate Software Group, Inc.*(a)	106,407	4,971,335

		9,366,099

Specialty Retail — 3.1%
Aaron’s, Inc.(a)	112,242	2,834,109
AutoZone, Inc.*	18,198	5,808,620
Buckle, Inc. (The)(a)	76,283	2,933,844
DSW, Inc. (Class A Stock)	158,651	7,326,503
GameStop Corp. (Class A Stock)*(a)	245,541	5,671,997
Genesco, Inc.*	99,537	5,129,142
Jos. A. Bank Clothiers, Inc.*(a)	116,778	5,445,358
Rent-A-Center, Inc.(a)	608,390	16,700,306
Ross Stores, Inc.	352,499	27,738,146
TJX Cos., Inc. (The)	99,508	5,519,709
Zumiez, Inc.*(a)	127,763	2,237,130

		87,344,864

Textiles, Apparel & Luxury Goods — 0.4%
Maidenform Brands, Inc.*	96,538	2,259,955

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Skechers USA, Inc. (Class A Stock)*	179,958	$2,524,811
Steven Madden Ltd.*	177,989	5,357,469

		10,142,235

Tobacco — 0.1%
Universal Corp.	70,706	2,535,517

Trading Companies & Distributors — 0.3%
Applied Industrial Technologies, Inc.	98,575	2,677,297
W.W. Grainger, Inc.(a)	40,183	6,008,966

		8,686,263

Wireless Telecommunication Services — 3.1%
MetroPCS Communications, Inc.*	2,869,381	24,992,309
NTT DoCoMo, Inc. (Japan), ADR(a)	787,620	14,381,941
VimpelCom Ltd. (Bermuda), ADR(a)	906,581	8,639,717
Vodafone Group PLC (United Kingdom)	15,676,122	40,401,918

		88,415,885

TOTAL COMMON STOCKS (cost $2,482,379,704)		2,062,902,569

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
BANK LOANS(c) — 1.5%
Aerospace & Defense
TransDigm, Inc., Term Loan B
4.000%	02/14/17	Ba2	$500	488,438

Auto Components — 0.1%
Delphi Corp., Term Loan B
3.500%	03/31/17	Baa3	1,000	986,667

Auto Parts & Equipment
Tomkins PLC, Term Loan B-1
4.250%	09/29/16	Ba2	990	969,767

Broadcasting — 0.1%
Sinclair Broadcast Group, Inc., Term Loan B
4.000%	10/28/16	Baa3	1,000	986,250

Capital Markets
Nuveen Investments, Inc., Term Loan
3.252%	11/13/14	B2	1,000	917,000

Casinos & Gaming — 0.1%
Penn National Gaming, Inc., Term Loan B
3.750%	07/15/18	Ba1	1,000	987,500

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Term Loan B1
3.240%	08/17/15	Ba3	1,000	977,500

				1,965,000

Chemicals — 0.1%
Ashland, Inc., Term Loan B
3.750%	07/01/18	Baa2	1,000	991,250

Huntsman International LLC, Term Loan B
2.800%	04/19/17	Ba2	1,000	936,667

				1,927,917

Containers & Packaging
Reynolds Consumer Products Holdings, Inc., Term Loan C
6.500%	08/09/18	Ba3	1,000	965,833

Diversified Consumer Services
Asurion Corp., Term Loan B
5.500%	05/24/18	Ba3	1,000	943,333

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Diversified Financial Services — 0.1%
Fifth Third Processing Solutions LLC, Term Loan B-1
4.500%	11/03/16	Ba3	$1,000	$965,833
RPI Finance Trust, Term Loan
4.000%	05/08/18	Baa2	998	986,278

				1,952,111

Diversified Telecommunication Services
Intelsat Jackson Holdings Corp., Term Loan B
5.250%	04/02/18	B1	1,000	960,000

Electric Utilities — 0.1%
AES Corp. (The), Term Loan B
4.250%	06/01/18	Ba1	997	973,180
Calpine Corp., Term Loan B1
4.500%	04/01/18	B1	997	941,385
NRG Energy, Inc., Term Loan B
4.000%	07/01/18	Baa3	998	971,628

				2,886,193

Food & Staples Retailing
BJ’s Wholesale Club, Inc., Term Loan
7.000%	10/04/18	B1	333	321,607
Del Monte Foods Co., Term Loan B
4.500%	03/08/18	Ba3	499	460,596

				782,203

Food Products — 0.1%
Dole Food Company, Inc., Term Loan B-2
5.000%	07/08/18	Ba2	350	343,875
5.000%	07/08/18	Ba2	650	638,625

				982,500

Healthcare Equipment & Supplies
DJO Finance LLC, Term Loan
3.239%	05/20/14	Ba2	981	925,923

Healthcare Providers & Services — 0.2%
DaVita, Inc., Term Loan B
4.500%	10/20/16	Ba2	997	981,278
Emergency Medical Services Corp., Term Loan B
5.250%	05/25/18	B1	1,000	948,958
Fresenius SE, Term Loan D1
3.500%	09/10/14	Baa3	651	640,321
3.500%	09/10/14	Baa3	349	342,992
Grifols SA, Term Loan B
6.000%	06/01/17	Ba3	1,000	979,000
HCA, Inc., Term Loan B-3
3.619%	05/31/18	Ba3	1,000	937,813
Vanguard Health Systems, Inc., Term Loan B
5.000%	01/29/16	Ba2	1,000	980,000

				5,810,362

Hotels, Restaurants & Leisure
Dunkin Brands, Inc., Term Loan B-2
4.000%	11/23/17	B2	1,000	965,417

Leisure Equipment & Products
Live Nation Entertainment, Inc., Term Loan B
4.500%	11/07/16	Ba2	1,000	966,250

Media — 0.2%
Bresnan Broadband Holdings LLC, Term Loan
4.500%	12/14/17	Ba3	997	961,329

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Media (cont’d.)
Charter Operating Charter Operating, Term Loan C
3.620%	09/06/16	Ba1	$1,000	$965,000
CSC Holdings Ltd., Term Loan B3
1.995%	03/29/16	Baa3	500	483,438
Hubbard Co., Term Loan
5.250%	04/28/17	Ba3	890	858,850
TWCC Holding Corp., Term Loan B
4.250%	02/11/17	Ba3	654	643,356

				3,911,973

Metals & Mining
Novelis Corp., Term Loan B
3.750%	03/10/17	Ba2	997	972,862

Pharmaceuticals
Warner Chilcott Laboratories, Term Loan B1
4.250%	03/15/18	Ba3	457	443,886
4.250%	03/15/18	Ba3	229	221,943
4.250%	03/15/18	Ba3	314	305,171

				971,000

Professional Services — 0.1%
Acosta Sales Co., Term Loan B
5.250%	03/01/18	Ba3	1,000	959,000
Advantage Sales & Marketing, Inc., Term Loan
5.250%	12/17/17	B1	997	960,082
Affinion Group, Inc., Term Loan B
5.000%	10/09/16	Ba3	997	904,376
Nielsen Finance LLC, Term Loan C
3.476%	05/02/16	Ba2	997	962,563

				3,786,021

Real Estate Management & Development
CB Richard Ellis Services, Inc., Term Loan
3.726%	09/04/19	Ba1	998	951,366

Road & Rail — 0.1%
Avis Budget Group, Inc., Term Loan B
6.250%	09/28/18	Ba1	1,000	991,000
Hertz Corp., Term Loan B
3.750%	03/11/18	Ba1	1,000	946,250

				1,937,250

Software — 0.1%
Dealer Computer Services, Inc., Term Loan B
3.750%	04/06/18	Ba2	998	972,562
SunGard Data Systems, Inc., Term Loan B
3.892%	02/28/16	Ba3	1,000	958,333

				1,930,895

Specialty Retail — 0.1%
KAR Auction Services, Inc., Term Loan B
5.000%	05/19/17	Ba3	998	965,081
Pilot Travel Centers LLC, Term Loan B
4.250%	03/30/18	Ba2	1,000	986,667

				1,951,748

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Wireless Telecommunication Services
Syniverse Holdings, Inc., Term Loan B
5.250%	12/22/17	B1	$997	$980,447

TOTAL BANK LOANS
(cost $43,600,316)				43,774,726

CORPORATE BONDS — 15.7%
Air Freight & Logistics — 0.1%
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
3.125%	01/15/21	Aa3	3,900	4,071,658

Beverages — 0.2%
Bottling Group LLC,
Gtd. Notes
6.950%	03/15/14	Aa3	4,200	4,802,851

Capital Markets — 1.4%
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
6.000%	06/15/20(a)	A1	5,000	5,143,325
5.150%	01/15/14	A1	5,000	5,176,845
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
6.875%	04/25/18	Baa1	4,900	4,901,759
Sr. Unsec’d. Notes, MTN, 144A
5.000%	01/15/15	Baa1	2,000	1,934,494
Sr. Unsec’d. Notes, MTN
6.150%	04/25/13	Baa1	7,400	7,403,559
Sub. Notes
6.110%	01/29/37	Baa2	6,580	5,098,388
Morgan Stanley,
Sr. Unsec’d. Notes
5.300%	03/01/13	A2	6,000	6,050,100
Sr. Unsec’d. Notes, MTN
5.550%	04/27/17	A2	3,510	3,380,302

				39,088,772

Chemicals — 0.3%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.550%	05/15/19	Baa3	5,900	7,557,664

Commercial Banks — 1.5%
HSBC Holdings PLC (United Kingdom),
Sub. Notes
6.500%	05/02/36	A1	3,500	3,512,604
KeyCorp,
Sr. Unsec’d. Notes, MTN
3.750%	08/13/15	Baa1	5,200	5,356,822
5.100%	03/24/21	Baa1	7,600	7,669,198
PNC Funding Corp.,
Bank Gtd. Notes
5.250%	11/15/15	Baa1	8,436	9,053,886
Wachovia Corp,
Sub. Notes
5.250%	08/01/14	A3	6,100	6,399,602
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.625%	12/11/17	A2	1,050	1,187,491

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Banks (cont’d.)
Wells Fargo Bank NA,
Sub. Notes
4.750%	02/09/15	A1	$1,700	$1,771,466
5.950%	08/26/36	A1	7,015	7,459,534

				42,410,603

Consumer Finance — 0.2%
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
5.875%	05/02/13	A2	1,770	1,877,096
HSBC Finance Corp.,
Sr. Unsec’d. Notes
5.500%	01/19/16	A3	4,600	4,801,333

				6,678,429

Diversified Financial Services — 1.4%
Citigroup, Inc.,
Sr. Unsec’d. Notes
5.500%	04/11/13	A3	2,700	2,778,910
Sub. Notes
5.000%	09/15/14	Baa1	8,300	8,140,300
6.125%	08/25/36	Baa1	8,200	6,936,421
Unsec’d. Notes
8.500%	05/22/19	A3	5,000	6,039,100
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.250%	10/15/20	Aa3	11,000	11,026,070
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17	Aa2	4,000	4,205,220

				39,126,021

Diversified Telecommunication Services — 0.9%
AT&T, Inc.,
Sr. Unsec’d. Notes
6.300%	01/15/38	A2	5,900	6,758,609
Qwest Corp.,
Sr. Unsec’d. Notes
8.375%	05/01/16	Baa3	8,200	8,999,500
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	04/01/16	A3	2,000	2,091,768
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.750%	12/01/30	A3	4,450	6,116,561

				23,966,438

Electric Utilities — 1.7%
Carolina Power & Light Co.,
First Mortgage
3.000%	09/15/21	A1	500	503,512
Commonwealth Edison Co.,
First Mortgage
6.150%	09/15/17	Baa1	2,300	2,698,836
FirstEnergy Solutions Corp.,
Gtd. Notes
6.050%	08/15/21	Baa3	7,950	8,803,242
Florida Power Corp.,
First Mortgage
6.400%	06/15/38	A2	4,800	6,298,694

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
Georgia Power Co.,
Sr. Unsec’d. Notes
4.250%	12/01/19	A3	$4,000	$4,411,568
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18	Baa1	6,975	8,041,498
6.125%	04/01/36	Baa1	3,800	4,551,537
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
5.950%	09/01/13	Baa1	1,335	1,438,194
6.800%	09/01/18	Baa1	3,700	4,499,330
7.000%	09/01/22	Baa1	3,400	4,284,561
Southern Power Co.,
Sr. Unsec’d. Notes
4.875%	07/15/15	Baa1	1,600	1,745,294

				47,276,266

Food & Staples Retailing — 0.6%
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
1.500%	10/25/15	Aa2	8,100	8,167,627
3.625%	07/08/20	Aa2	4,900	5,240,222
6.500%	08/15/37	Aa2	2,900	3,845,690

				17,253,539

Industrial Conglomerates — 0.5%
General Electric Capital Corp.,
Notes, MTN
5.625%	09/15/17	Aa2	5,400	5,923,454
Sr. Unsec’d. Notes
2.100%	01/07/14	Aa2	1,620	1,629,675
5.500%	01/08/20(a)	Aa2	900	981,661
Sr. Unsec’d. Notes, MTN
6.750%	03/15/32	Aa2	5,850	6,678,190

				15,212,980

Insurance — 0.2%
Allstate Life Global Funding Trusts,
Sr. Sec’d. Notes, MTN
5.375%	04/30/13	A1	1,900	2,013,635
MetLife, Inc.,
Sr. Unsec’d. Notes
5.700%	06/15/35	A3	4,600	4,917,377

				6,931,012

IT Services — 0.3%
International Business Machines Corp.,
Sr. Unsec’d. Notes
5.700%	09/14/17	Aa3	6,000	7,138,530

Media — 1.6%
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	Baa1	4,400	6,348,549
Comcast Corp.,
Gtd. Notes
6.950%	08/15/37	Baa1	6,500	7,791,778
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
4.750%	10/01/14	Baa2	6,900	7,475,453

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Time Warner, Inc.,
Gtd. Notes
4.750%	03/29/21	Baa2	$4,000	$4,199,992
7.700%	05/01/32	Baa2	7,600	9,643,838
Viacom, Inc.,
Sr. Unsec’d. Notes
6.250%	04/30/16	Baa1	8,800	10,135,101

				45,594,711

Multi-Utilities — 0.9%
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
7.125%	12/01/18	A3	700	893,583
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/21	Baa2	6,400	6,961,517
NiSource Finance Corp.,
Gtd. Notes
6.125%	03/01/22(a)	Baa3	6,300	7,138,404
Sempra Energy,
Sr. Unsec’d. Notes
6.500%	06/01/16	Baa1	8,100	9,477,178

				24,470,682

Oil, Gas & Consumable Fuels — 2.6%
CenterPoint Energy Resource Corp.,
Sr. Unsec’d. Notes
7.875%	04/01/13	Baa2	3,900	4,252,330
Chevron Corp.,
Sr. Unsec’d. Notes
3.950%	03/03/14	Aa1	700	753,980
4.950%	03/03/19	Aa1	5,100	6,074,151
ConocoPhillips,
Gtd. Notes
4.600%	01/15/15	A1	3,000	3,286,419
5.750%	02/01/19	A1	3,800	4,543,443
6.500%	02/01/39	A1	5,900	7,823,689
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.950%	02/15/18	Baa2	9,800	11,153,351
6.850%	02/15/20	Baa2	4,500	5,313,020
Sr. Unsec’d. Notes, MTN
6.950%	01/15/38	Baa2	4,300	4,793,322
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37(a)	Baa2	7,400	8,831,759
Plains All American Pipeline LP/PAA Finance Corp.,
Gtd. Notes
5.750%	01/15/20(a)	Baa3	1,800	1,963,280
Valero Energy Corp.,
Gtd. Notes
6.625%	06/15/37	Baa2	8,935	9,599,532
Williams Partners LP,
Sr. Unsec’d. Notes
3.800%	02/15/15	Baa3	5,200	5,425,399

				73,813,675

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals — 0.6%
Abbott Laboratories,
Sr. Unsec’d. Notes
5.125%	04/01/19	A1	$2,800	$3,301,648
5.875%	05/15/16	A1	6,300	7,416,303
Pfizer, Inc.,
Sr. Unsec’d. Notes
5.350%	03/15/15	A1	6,500	7,405,366

				18,123,317

Real Estate Investment Trusts — 0.1%
Simon Property Group LP,
Sr. Unsec’d. Notes
4.375%	03/01/21(a)	A3	2,500	2,539,842

Tobacco — 0.6%
Altria Group, Inc.,
Gtd. Notes
9.250%	08/06/19	Baa1	5,400	7,078,342
10.200%	02/06/39	Baa1	6,000	8,696,622

				15,774,964

TOTAL CORPORATE BONDS (cost $431,264,597)				441,831,954

U.S. TREASURY OBLIGATIONS — 2.8%
U.S. Treasury Bonds
4.375%	05/15/41(k)		4,675	6,039,539
5.375%	02/15/31		6,125	8,616,154
U.S. Treasury Notes
0.375%	07/31/13(k)		20,650	20,694,356
0.500%	08/15/14		8,995	9,018,207
1.500%	07/31/16(k)		22,100	22,694,048
2.125%	08/15/21(k)		5,150	5,240,949
3.625%	02/15/20		4,800	5,541,000

TOTAL U.S. TREASURY OBLIGATIONS (cost $77,233,286)				77,844,253

TOTAL LONG-TERM INVESTMENTS (cost $3,034,477,903)				2,626,353,502

	Shares
SHORT-TERM INVESTMENTS — 15.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $443,219,313; includes $250,633,182 of cash collateral for securities on loan)(b)(w)	443,219,313	443,219,313

TOTAL SHORT-TERM INVESTMENTS (cost $3,477,697,216)		3,069,572,815

TOTAL INVESTMENTS — 108.9% (cost $3,477,697,216)		3,069,572,815
Liabilities in excess of other assets(x) — (8.9)%		(251,338,988)

NET ASSETS — 100.0%		$2,818,233,827

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
MTN	Medium Term Note
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $235,399,907; cash collateral of $250,633,182 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2011.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Financial futures contracts open at September 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized Depreciation(1)
Long Positions:
493	Mini MSCI EAFE	Dec. 2011	$34,074,938	$33,193,690	$(881,248)
108	Russell 2000 Mini	Dec. 2011	7,595,307	6,928,200	(667,107)
1,164	S&P 500 E-Mini	Dec. 2011	69,776,542	65,533,200	(4,243,342)

					$(5,791,697)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2011.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 –

other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,731,821,900	$331,080,669	$—
Bank Loans	—	43,774,726	—
Corporate Bonds	—	441,831,954	—
U.S. Treasury Obligations	—	77,844,253	—
Affiliated Money Market Mutual Fund	443,219,313	—	—
Other Financial Instruments*
Futures	(5,791,697)	—	—

Total	$2,169,249,516	$894,531,602	$—

Fair Value of Level 2 investments at 12/31/10 was $777,773,012. $292,759,868 was transferred into Level 2 from Level 1 at 9/30/11 as a result of using third-party vendor modeling tools due to significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST GLOBAL REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS
Australia — 8.6%
CFS Retail Property Trust, REIT	804,600	$1,350,177
Charter Hall Office, REIT	274,500	883,448
Charter Hall Retail, REIT	202,266	607,786
Commonwealth Property Office Fund, REIT	1,420,196	1,222,070
Dexus Property Group, REIT	2,303,970	1,816,025
FKP Property Group	447,300	190,824
Goodman Group, REIT	3,109,800	1,703,830
GPT Group, REIT	814,820	2,450,766
Investa Office Fund, REIT	2,169,514	1,264,878
Mirvac Group, REIT	252,064	277,120
Stockland, REIT	821,289	2,286,037
Westfield Group, REIT	1,309,129	9,708,094

		23,761,055

Belgium — 0.3%
Cofinimmo, REIT	7,292	858,588

Brazil — 1.8%
BR Malls Participacoes SA	132,300	1,325,639
Brookfield Incorporacoes SA, REIT	100,000	295,174
Cyrela Brazil Realty SA Empreendimentos e Participacoes	85,000	526,659
Gafisa SA	75,600	214,306
Multiplan Empreendimentos Imobiliarios SA	69,713	1,290,261
PDG Realty SA Empreendimentos e Participacoes	391,900	1,263,084

		4,915,123

Canada — 1.0%
Canadian Apartment Properties, REIT	20,010	402,912
Chartwell Seniors Housing Real Estate Investment Trust, REIT	119,364	860,004
RioCan Real Estate Investment Trust, REIT	58,685	1,456,065

		2,718,981

Finland — 0.6%
Citycon Oyj	212,399	726,406
Sponda Oyj	222,679	836,312

		1,562,718

France — 3.4%
ICADE, REIT	9,060	707,865
Klepierre, REIT	88,985	2,494,363
Unibail-Rodamco SE, REIT	34,842	6,217,078

		9,419,306

Hong Kong — 9.8%
Champion, REIT	524,000	200,178
Cheung Kong Holdings Ltd.	505,000	5,474,516
Hang Lung Properties Ltd.	1,103,000	3,281,784
Henderson Land Development Co. Ltd.	417,000	1,872,161
Hongkong Land Holdings Ltd.	988,000	4,426,240
Hysan Development Co. Ltd.	247,000	748,314
Link REIT (The), REIT	441,300	1,394,245
Sino Land Co. Ltd.	644,000	850,471
Sun Hung Kai Properties Ltd.	776,000	8,902,281

		27,150,190

Italy — 0.2%
Beni Stabili SpA, REIT	1,227,840	646,468

	Shares	Value
COMMON STOCKS (Continued)
Japan — 12.4%
Aeon Mall Co. Ltd.	86,800	$1,982,688
Daito Trust Construction Co. Ltd.	61,000	5,592,427
Daiwa House Industry Co. Ltd.	356,000	4,558,343
Japan Logistics Fund, Inc., REIT	57	498,057
Mitsubishi Estate Co. Ltd.	494,000	8,012,985
Mitsui Fudosan Co. Ltd.	424,000	6,698,010
Nippon Accommodations Fund, Inc., REIT	57	403,713
Nippon Building Fund, Inc., REIT	186	1,925,529
Nomura Real Estate Holdings, Inc.	92,700	1,402,474
NTT Urban Development Corp.	432	313,927
Sumitomo Realty & Development Co. Ltd.	145,000	2,787,342

		34,175,495

Netherlands — 2.1%
Corio NV, REIT	19,317	890,063
Eurocommercial Properties NV, REIT	53,913	2,075,160
Vastned Retail NV, REIT	17,174	814,774
Wereldhave NV, REIT	27,244	1,915,986

		5,695,983

Norway — 0.2%
Norwegian Property ASA	411,685	548,357

Singapore — 4.1%
Ascendas Real Estate Investment Trust, REIT	340,000	524,291
Cache Logistics Trust, REIT	1,426,000	1,042,018
CapitaCommercial Trust, REIT	482,000	368,192
CapitaLand Ltd.	837,000	1,561,681
CapitaMall Trust, REIT	445,000	617,116
CDL Hospitality Trusts, REIT	810,000	930,412
City Developments Ltd.	298,000	2,160,613
Global Logistic Properties Ltd.*	397,000	497,849
Keppel Land Ltd.	1,175,100	2,295,266
Mapletree Commercial Trust, REIT	630,000	389,983
Mapletree Industrial Trust, REIT	671,280	552,310
Mapletree Logistics Trust, REIT	650,000	421,013
Suntec Real Estate Investment Trust, REIT	69,000	60,335

		11,421,079

Sweden — 1.0%
Hufvudstaden AB (Class A Stock)	155,309	1,499,555
Klovern AB	187,045	680,593
Kungsleden AB	77,957	529,646

		2,709,794

Switzerland — 0.9%
PSP Swiss Property AG*	26,861	2,410,646

United Kingdom — 5.2%
Atrium European Real Estate Ltd.	220,005	1,047,304
British Land Co. PLC, REIT	300,830	2,215,882
Great Portland Estates PLC, REIT	326,242	1,719,076
Hammerson PLC, REIT	362,527	2,122,413
Land Securities Group PLC, REIT	421,416	4,188,292
Segro PLC, REIT	617,677	2,107,075
Shaftesbury PLC, REIT	112,385	811,901

		14,211,943

United States — 47.2%
Alexandria Real Estate Equities, Inc., REIT	19,500	1,197,105
American Assets Trust, Inc., REIT	33,761	606,010

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
American Campus Communities, Inc., REIT(a)	92,408	$3,438,502
Associated Estates Realty Corp., REIT	124,781	1,929,114
AvalonBay Communities, Inc., REIT(a)	47,229	5,386,467
Boston Properties, Inc., REIT	27,117	2,416,125
Brandywine Realty Trust, REIT(a)	159,498	1,277,579
BRE Properties, Inc., REIT(a)	68,716	2,909,435
Brookfield Office Properties, Inc.	81,926	1,132,844
Camden Property Trust, REIT(a)	75,434	4,168,483
CBRE Group, Inc.*	68,500	922,010
Cogdell Spencer, Inc., REIT	323,265	1,218,709
Colonial Properties Trust, REIT(a)	192,738	3,500,122
Cousins Properties, Inc., REIT	268,482	1,570,620
Cubesmart, REIT	478,848	4,084,573
DDR Corp., REIT	323,307	3,524,046
DiamondRock Hospitality Co., REIT(a)	70,517	492,914
Douglas Emmett, Inc., REIT	93,146	1,592,797
Education Realty Trust, Inc., REIT	79,776	685,276
Equity Residential, REIT	63,700	3,304,119
Essex Property Trust, Inc., REIT(a)	27,330	3,280,693
Extra Space Storage, Inc., REIT(a)	106,900	1,991,547
FelCor Lodging Trust, Inc., REIT*	179,351	417,888
First Potomac Realty Trust, REIT	85,789	1,069,789
General Growth Properties, Inc., REIT	15,399	186,328
Glimcher Realty Trust, REIT	142,469	1,008,681
HCP, Inc., REIT(a)	23,136	811,148
Health Care REIT, Inc., REIT(a)	35,766	1,673,849
Healthcare Realty Trust, Inc., REIT	53,839	907,187
Host Hotels & Resorts, Inc., REIT	460,297	5,035,649
Hudson Pacific Properties, Inc., REIT	41,351	480,912
Hyatt Hotels Corp. (Class A Stock)*	22,075	692,493
Kilroy Realty Corp., REIT(a)	111,370	3,485,881
Liberty Property Trust, REIT	120,703	3,513,664
LTC Properties, Inc., REIT	43,335	1,097,242
Macerich Co. (The), REIT(a)	107,272	4,573,005
Mack-Cali Realty Corp., REIT(a)	148,351	3,968,389
Medical Properties Trust, Inc., REIT(a)	12,324	110,300
Pebblebrook Hotel Trust, REIT(a)	46,798	732,389
Post Properties, Inc., REIT	122,315	4,249,223
ProLogis, Inc., REIT	173,846	4,215,766
Public Storage, REIT	64,092	7,136,644
Simon Property Group, Inc., REIT(a)	132,015	14,519,010
SL Green Realty Corp., REIT(a)	14,669	853,002
Sovran Self Storage, Inc., REIT	46,000	1,709,820
Strategic Hotels & Resorts, Inc., REIT*	304,025	1,310,348
Sunrise Senior Living, Inc.*(a)	139,299	644,954
Tanger Factory Outlet Centers, REIT(a)	45,812	1,191,570
Taubman Centers, Inc., REIT	12,988	653,426
Ventas, Inc., REIT(a)	165,395	8,170,513
Vornado Realty Trust, REIT(a)	69,406	5,179,076

		130,227,236

TOTAL LONG-TERM INVESTMENTS (cost $292,910,973)		272,432,962

	Shares	Value
SHORT-TERM INVESTMENTS — 22.7% AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $62,518,408; includes $62,518,124 of cash collateral for securities on loan)(b)(w)	62,518,408	$62,518,408

TOTAL INVESTMENTS — 121.5% (cost $355,429,381)		334,951,370
Liabilities in excess of other assets — (21.5)%		(59,206,773)

NET ASSETS — 100.0%		$275,744,597

The following abbreviations are used in the Portfolio descriptions:
REIT	Real Estate Investment Trust
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $59,397,916; cash collateral of $62,518,124 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$23,761,055	$—
Belgium	—	858,588	—
Brazil	4,915,123	—	—
Canada	2,718,981	—	—
Finland	—	1,562,718	—
France	—	9,419,306	—
Hong Kong	4,426,240	22,723,950	—
Italy	—	646,468	—
Japan	—	34,175,495	—
Netherlands	2,075,160	3,620,823	—
Norway	—	548,357	—
Singapore	—	11,421,079	—
Sweden	—	2,709,794	—
Switzerland	—	2,410,646	—
United Kingdom	—	14,211,943	—
United States	130,227,236	—	—
Affiliated Money Market Mutual Fund	62,518,408	—	—

Total	$206,881,148	$128,070,222	$—

Fair Value of Level 2 investments at 12/31/10 was $0. $181,844,993 was transferred into Level 2 from Level 1 at 9/30/11 as a result of using third-party vendor modeling tools due to significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2011 were as follows:

Affiliated Money Market Mutual Fund (22.7% represents investments purchased with collateral from securities on loan)	22.7%
Retail REIT’s	20.1
Diversified Real Estate Activities	17.0
Specialized REIT’s	14.0
Diversified REIT’s	11.6
Residential REIT’s	11.0
Office REIT’s	8.6

Real Estate Operating Companies	7.3%
Industrial REIT’s	4.4
Real Estate Development	3.2
Homebuilding	0.8
Real Estate Services	0.3
Hotels, Resorts & Cruise Lines	0.3
Healthcare Facilities	0.2

121.5
Liabilities in excess of other assets	(21.5)

100.0%

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS
Apparel — 3.5%
NIKE, Inc. (Class B Stock)	652,700	$55,812,377

Banks — 1.5%
Northern Trust Corp.	676,379	23,659,737

Beverages — 2.7%
PepsiCo, Inc.	688,335	42,607,936

Biotechnology — 1.1%
Gilead Sciences, Inc.*	454,291	17,626,491

Chemicals — 2.9%
Praxair, Inc.	490,684	45,869,140

Commercial Services — 3.4%
MasterCard, Inc. (Class A Stock)	168,626	53,481,422

Computers — 10.9%
Apple, Inc.*	366,311	139,630,428
NetApp, Inc.*(a)	955,612	32,433,471

		172,063,899

Cosmetics/Personal Care — 3.8%
Avon Products, Inc.	1,827,779	35,824,468
Procter & Gamble Co. (The)	386,577	24,423,935

		60,248,403

Diversified Financial Services — 2.4%
American Express Co.	825,876	37,081,832

Electronic Components & Equipment — 2.5%
Emerson Electric Co.	935,765	38,656,452

Financials — 2.9%
CME Group, Inc.(a)	188,928	46,551,859

Healthcare Products — 4.2%
Johnson & Johnson	293,866	18,722,203
St. Jude Medical, Inc.	1,335,389	48,327,729

		67,049,932

Internet Services — 6.6%
Equinix, Inc.*(a)	471,564	41,889,030
Google, Inc. (Class A Stock)*	122,229	62,872,153

		104,761,183

Lodging — 2.3%
Marriott International, Inc. (Class A Stock)(a)	1,310,507	35,698,211

Medical Products — 3.2%
Thermo Fisher Scientific, Inc.*	1,013,103	51,303,537

Oil & Gas — 3.9%
Devon Energy Corp.	500,422	27,743,396
Halliburton Co.	1,130,709	34,509,239

		62,252,635

Oil & Gas Services — 5.3%
Cameron International Corp.*	393,159	16,331,825
Schlumberger Ltd. (Netherlands)	1,141,047	68,154,737

		84,486,562

Pharmaceuticals — 2.1%
Teva Pharmaceutical Industries Ltd. (Israel), ADR	909,785	33,862,198

Real Estate — 2.4%
CBRE Group, Inc.*	2,795,656	37,629,530

Retailing — 9.9%
Costco Wholesale Corp.	752,137	61,765,490

	Shares	Value
COMMON STOCKS (Continued)
Retailing (cont’d.)
Lowe’s Cos., Inc.(a)	2,943,186	$56,921,217
Staples, Inc.	1,134,164	15,084,381
Urban Outfitters, Inc.*(a)	1,045,970	23,346,050

		157,117,138

Semiconductors — 9.4%
QUALCOMM, Inc.	1,916,236	93,186,557
Xilinx, Inc.(a)	1,999,142	54,856,456

		148,043,013

Software — 3.7%
Oracle Corp.	2,024,192	58,175,278

Telecommunications — 8.2%
American Tower Corp. (Class A Stock)*	1,628,915	87,635,627
Crown Castle International Corp.*	1,052,657	42,811,560

		130,447,187

TOTAL LONG-TERM INVESTMENTS (cost $1,601,470,637)		1,564,485,952

SHORT-TERM INVESTMENT — 5.6% AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $87,774,986; includes $69,964,795 of cash collateral for securities on loan)(b)(w)	87,774,986	87,774,986

TOTAL INVESTMENTS — 104.4% (cost $1,689,245,623)		1,652,260,938
Liabilities in excess of other assets — (4.4)%		(69,318,822)

NET ASSETS — 100.0%		$1,582,942,116

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $65,660,502; cash collateral of $69,964,795 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,564,485,952	$—	$—
Affiliated Money Market Mutual Fund	87,774,986	—	—

Total	$1,652,260,938	$—	$—

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS
Aerospace & Defense — 2.4%
Boeing Co. (The)	418,262	$25,309,034

Auto Parts & Equipment — 1.7%
Johnson Controls, Inc.(a)	479,200	12,636,504
Lear Corp	118,220	5,071,638

		17,708,142

Automobile Manufacturers — 1.1%
Ford Motor Co.*	1,202,103	11,624,336

Banks — 10.9%
Bank of America Corp.	3,046,537	18,644,806
Fifth Third Bancorp	1,094,076	11,050,168
JPMorgan Chase & Co.	1,410,612	42,487,633
SunTrust Banks, Inc.	638,445	11,460,088
U.S. Bancorp	1,274,815	30,009,145

		113,651,840

Beverages — 2.2%
Coca-Cola Enterprises, Inc.	230,563	5,736,407
PepsiCo, Inc.	270,201	16,725,442

		22,461,849

Biotechnology — 1.5%
Celgene Corp.*	255,325	15,809,724

Chemicals — 1.3%
LyondellBasell Industries NV (Netherlands) (Class A Stock)	347,677	8,493,749
Mosaic Co. (The)	109,786	5,376,220

		13,869,969

Computers — 2.5%
EMC Corp.*	1,003,707	21,067,811
NetApp, Inc.*(a)	149,842	5,085,637

		26,153,448

Cosmetics/Personal Care — 0.8%
Procter & Gamble Co. (The)	131,524	8,309,686

Diversified Financial Services — 4.0%
Ameriprise Financial, Inc.	225,678	8,882,686
Franklin Resources, Inc.	120,289	11,504,441
Invesco Ltd. (Bermuda)	526,461	8,165,410
SLM Corp.	1,081,010	13,458,574

		42,011,111

Electric — 6.8%
American Electric Power Co., Inc.	550,641	20,935,371
PG&E Corp.	470,530	19,908,124
PPL Corp.	732,112	20,894,476
Public Service Enterprise Group, Inc.(a)	286,983	9,576,623

		71,314,594

Food — 5.7%
ConAgra Foods, Inc.	290,573	7,037,678
General Mills, Inc.	723,807	27,844,855
Unilever NV (Netherlands)	790,241	24,884,689

		59,767,222

Healthcare Products — 1.7%
Boston Scientific Corp.*	3,034,262	17,932,488

Healthcare Services — 2.6%
WellPoint, Inc.	418,262	27,304,143

	Shares	Value
COMMON STOCKS (Continued)
Insurance — 7.4%
Aflac, Inc.	186,722	$6,525,934
Allstate Corp. (The)	236,914	5,612,493
Everest Re Group Ltd. (Bermuda)	165,473	13,135,247
Hartford Financial Services Group, Inc. (The)	625,378	10,093,601
Lincoln National Corp.	695,298	10,867,508
Marsh & McLennan Cos., Inc.	352,928	9,366,709
Travelers Cos., Inc. (The)	311,400	15,174,522
Unum Group	295,857	6,201,163

		76,977,177

Internet — 2.5%
Google, Inc. (Class A Stock)*	27,966	14,385,151
Liberty Media Holding Corp. - Interactive (Class A Stock)*	815,886	12,050,636

		26,435,787

Media — 4.8%
CBS Corp. (Class B Stock)(a)	678,501	13,827,850
DISH Network Corp. (Class A Stock)*	434,730	10,894,334
Walt Disney Co. (The)	852,278	25,704,704

		50,426,888

Miscellaneous Manufacturing — 7.0%
General Electric Co.	3,013,564	45,926,715
Honeywell International, Inc.	460,272	20,210,544
Illinois Tool Works, Inc.	151,974	6,322,118

		72,459,377

Oil & Gas — 10.8%
Chevron Corp.	226,037	20,912,943
ConocoPhillips	207,727	13,153,274
Devon Energy Corp.	371,508	20,596,404
EQT Corp.(a)	255,232	13,619,180
Exxon Mobil Corp.	362,707	26,343,409
Occidental Petroleum Corp.	146,753	10,492,840
Range Resources Corp.	130,970	7,656,506

		112,774,556

Oil & Gas Services — 0.7%
Cameron International Corp.*(a)	161,321	6,701,274

Pharmaceuticals — 6.2%
Merck & Co., Inc.	1,231,706	40,289,103
Teva Pharmaceutical Industries Ltd. (Israel), ADR	650,902	24,226,572

		64,515,675

Real Estate Investment Trusts — 2.1%
Alexandria Real Estate Equities, Inc.	78,157	4,798,058
Boston Properties, Inc.	75,104	6,691,766
Simon Property Group, Inc.(a)	94,643	10,408,837

		21,898,661

Retail — 2.0%
CVS Caremark Corp.	622,203	20,893,577

Semiconductors — 2.6%
KLA-Tencor Corp.	204,245	7,818,499
Maxim Integrated Products, Inc.	485,435	11,325,199
NVIDIA Corp.*(a)	630,743	7,884,288

		27,027,986

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software — 2.9%
Adobe Systems, Inc.*(a)	607,915	$14,693,306
Microsoft Corp.	628,065	15,632,538

		30,325,844

Telecommunications — 4.6%
CenturyLink, Inc.	343,647	11,381,589
Cisco Systems, Inc.	634,967	9,835,639
Juniper Networks, Inc.*	389,198	6,717,557
Sprint Nextel Corp.*(a)	6,571,419	19,977,114

		47,911,899

TOTAL LONG-TERM INVESTMENTS (cost $1,242,845,560)		1,031,576,287

SHORT-TERM INVESTMENT — 5.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $60,871,134; includes $45,178,450 of cash collateral for securities on loan)(b)(w)	60,871,134	60,871,134

Value
TOTAL INVESTMENTS — 104.6% (cost $1,303,716,694)	$1,092,447,421
Liabilities in excess of other assets — (4.6)%	(47,962,873)

NET ASSETS — 100.0%	$1,044,484,548

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $42,602,014; cash collateral of $45,178,450 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2 –

other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,031,576,287	$—	$—
Affiliated Money Market Mutual Fund	60,871,134	—	—

Total	$1,092,447,421	$—	$—

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS
Advertising — 0.8%
Lamar Advertising Co. (Class A Stock)*(a)	179,269	$3,052,951

Apparel — 3.0%
PVH Corp.	155,668	9,066,104
Ralph Lauren Corp.	18,662	2,420,461

		11,486,565

Biotechnology — 1.0%
Alexion Pharmaceuticals, Inc.*	58,350	3,737,901

Chemicals — 1.9%
Airgas, Inc.	46,561	2,971,523
Ecolab, Inc.	83,906	4,102,164

		7,073,687

Commercial Banks — 1.3%
First Republic Bank*	217,489	5,037,045

Commercial Services — 9.6%
Coinstar, Inc.*(a)	156,595	6,263,800
Genpact Ltd. (Bermuda)*	305,478	4,395,828
Quanta Services, Inc.*	317,899	5,973,322
Ritchie Bros. Auctioneers, Inc. (Canada)(a)	127,980	2,583,916
SuccessFactors, Inc.*(a)	235,859	5,422,398
Verisk Analytics, Inc. (Class A Stock)*	166,981	5,805,929
Western Union Co. (The)	375,349	5,739,086

		36,184,279

Computers — 2.7%
MICROS Systems, Inc.*	46,112	2,024,778
NetApp, Inc.*(a)	160,021	5,431,113
RealD, Inc.*(a)	306,814	2,868,711

		10,324,602

Consumer Products & Services — 3.8%
Avon Products, Inc.	363,773	7,129,951
FleetCor Technologies, Inc.*	65,669	1,724,468
Newell Rubbermaid, Inc.	454,733	5,397,681

		14,252,100

Diversified Financial Services — 4.3%
IntercontinentalExchange, Inc.*	79,573	9,410,304
Lazard Ltd. (Bermuda) (Class A Stock)(a)	185,576	3,915,654
T. Rowe Price Group, Inc.	60,097	2,870,834

		16,196,792

Electronic Components — 2.2%
Amphenol Corp. (Class A Stock)	203,230	8,285,687

Electronics — 1.7%
Agilent Technologies, Inc.*	47,400	1,481,250
FLIR Systems, Inc.	194,373	4,869,044

		6,350,294

Environmental Services — 2.0%
Nalco Holding Co.	212,539	7,434,614

Financial – Bank & Trust — 1.6%
Northern Trust Corp.	168,317	5,887,729

Financial Services — 2.1%
Global Payments, Inc.	195,177	7,883,199

Food — 0.3%
TreeHouse Foods, Inc.*	20,011	1,237,480

	Shares	Value
COMMON STOCKS (Continued)
Hand/Machine Tools — 2.5%
Kennametal, Inc.(a)	283,146	$9,270,200

Healthcare Products — 5.3%
Bruker Corp.*	192,038	2,598,274
CareFusion Corp.*	261,384	6,260,147
Intuitive Surgical, Inc.*(a)	8,843	3,221,328
St. Jude Medical, Inc.	215,954	7,815,375

		19,895,124

Industrial Products — 1.6%
Roper Industries, Inc.	88,863	6,123,549

Insurance — 1.3%
Principal Financial Group, Inc.	217,906	4,939,929

Internet Services — 2.9%
Equinix, Inc.*	80,521	7,152,680
Rackspace Hosting, Inc.*	115,849	3,955,085

		11,107,765

Lodging — 1.7%
Marriott International, Inc. (Class A Stock)	232,929	6,344,987

Manufacturing — 1.0%
Rockwell Automation, Inc.	64,082	3,588,592

Media — 1.8%
Discovery Communications, Inc. (Class A Stock)*	52,565	1,977,495
Scripps Networks Interactive, Inc. (Class A Stock)	132,815	4,936,734

		6,914,229

Medical Products — 3.5%
C.R. Bard, Inc.	75,419	6,602,179
Henry Schein, Inc.*	105,811	6,561,340

		13,163,519

Oil & Gas — 6.9%
Core Laboratories NV (Netherlands)	39,207	3,521,965
Dril-Quip, Inc.*	118,078	6,365,586
Pioneer Natural Resources Co.	85,208	5,604,130
Rosetta Resources, Inc.*(a)	110,782	3,790,960
Whiting Petroleum Corp.*	191,364	6,713,049

		25,995,690

Oil Well Services & Equipment — 2.2%
Cameron International Corp.*	200,773	8,340,110

Pharmaceuticals — 0.8%
Pharmasset, Inc.*	36,301	2,990,113

Real Estate — 1.7%
CBRE Group, Inc.*	463,766	6,242,290

Retail — 8.4%
Bed Bath & Beyond, Inc.*	153,928	8,821,614
Darden Restaurants, Inc.(a)	96,095	4,108,061
Dick’s Sporting Goods, Inc.*	134,669	4,506,025
PetSmart, Inc.	187,202	7,984,165
Urban Outfitters, Inc.*(a)	273,964	6,114,876

		31,534,741

Semiconductors — 5.1%
Altera Corp.	67,348	2,123,482
Linear Technology Corp.	76,023	2,102,036
NVIDIA Corp.*(a)	366,217	4,577,712
Rovi Corp.*(a)	33,467	1,438,412

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors (cont’d.)
Xilinx, Inc.	322,782	$8,857,138

		19,098,780

Software — 6.7%
Citrix Systems, Inc.*	88,064	4,802,130
Emdeon, Inc. (Class A Stock)*	251,478	4,725,272
MSCI, Inc. (Class A Stock)*	174,545	5,293,950
salesforce.com, Inc.*	46,571	5,322,134
VeriFone Systems, Inc.*	150,329	5,264,522

		25,408,008

Telecommunications — 6.4%
Crown Castle International Corp.*	130,295	5,299,098
DigitalGlobe, Inc.*	149,053	2,896,100
Juniper Networks, Inc.*(a)	75,984	1,311,484
SBA Communications Corp. (Class A Stock)*	275,069	9,484,379
tw telecom, Inc.*(a)	309,727	5,116,690

		24,107,751

Transportation — 0.7%
C.H. Robinson Worldwide, Inc.(a)	38,915	2,664,510

TOTAL LONG-TERM INVESTMENTS (cost $422,320,188)		372,154,812

SHORT-TERM INVESTMENTS — 15.7%
AFFILIATED MONEY MARKET MUTUAL
FUND
Prudential Investment Portfolios 2- Prudential Core Taxable Money Market Fund (cost $59,362,599; includes $54,381,456 of cash collateral for securities on loan)(b)(w)	59,362,599	59,362,599

TOTAL INVESTMENTS — 114.5% (cost $481,682,787)		431,517,411
Liabilities in excess of other assets — (14.5)%		(54,752,049)

NET ASSETS — 100.0%		$376,765,362

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $50,838,575; cash collateral of $54,381,456 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 – significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$372,154,812	$—	$—
Affiliated Money Market Mutual Fund	59,362,599	—	—

Total	$431,517,411	$—	$—

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS — 93.8%
Aerospace — 1.1%
AAR Corp.(a)	71,166	$1,186,337
Kaman Corp.	69,079	1,923,850

		3,110,187

Aerospace & Defense — 0.6%
Triumph Group, Inc.	32,060	1,562,604

Airlines — 0.5%
JetBlue Airways Corp.*(a)	344,924	1,414,188

Auto Repair — 0.4%
Monro Muffler Brake, Inc.	31,154	1,027,147

Automotive Parts — 1.2%
Dana Holding Corp.*(a)	52,744	553,811
Tenneco, Inc.*	68,621	1,757,384
Visteon Corp.*	25,680	1,104,240

		3,415,435

Banking — 1.3%
BancorpSouth, Inc.(a)	55,115	483,910
Home Bancshares, Inc.	34,512	732,345
Lakeland Financial Corp.	25,103	518,628
Sandy Spring Bancorp, Inc.	29,996	438,841
Webster Financial Corp.	84,254	1,289,086

		3,462,810

Basic Materials - Chemical — 0.8%
Minerals Technologies, Inc.	47,245	2,327,761

Basic Materials - Forest — 0.3%
Universal Forest Products, Inc.	34,806	837,084

Basic Materials - Mining — 0.9%
Commercial Metals Co.	164,645	1,565,774
Schnitzer Steel Industries, Inc. (Class A Stock)	24,480	900,863

		2,466,637

Chemicals — 1.3%
Fuller (H.B.) Co.	66,258	1,207,221
PolyOne Corp.	202,774	2,171,710
Tronox, Inc.*	4,033	314,573

		3,693,504

Clothing & Apparel — 2.3%
Deckers Outdoor Corp.*	12,686	1,183,096
G-III Apparel Group Ltd.*(a)	25,995	594,246
Iconix Brand Group, Inc.*	96,572	1,525,838
Steven Madden Ltd.*(a)	39,586	1,191,539
Warnaco Group, Inc. (The)*	39,633	1,826,685

		6,321,404

Commercial Services — 0.8%
PHH Corp.*	49,553	796,812
Team Health Holdings, Inc.*	91,131	1,496,371

		2,293,183

Computer Services & Software — 3.0%
Avid Technology, Inc.*	85,378	660,826
Blue Coat Systems, Inc.*	95,979	1,332,189
Mentor Graphics Corp.*	118,099	1,136,112
Monotype Imaging Holdings, Inc.*	71,083	862,237
MTS Systems Corp.	28,592	876,059
NetScout Systems, Inc.*	79,648	909,580

	Shares	Value
COMMON STOCKS (Continued)
Computer Services & Software (cont’d.)
Parametric Technology Corp.*	58,720	$903,114
SS&C Technologies Holdings, Inc.*(a)	121,881	1,741,679

		8,421,796

Construction — 0.3%
Meritage Homes Corp.*	47,689	722,011

Consumer Cyclicals – Construction — 0.5%
Comfort Systems USA, Inc.	177,288	1,475,036

Consumer Staples – Home Products — 0.4%
Elizabeth Arden, Inc.*	36,891	1,049,180

Distribution/Wholesale — 1.5%
Beacon Roofing Supply, Inc.*(a)	70,219	1,122,802
Fossil, Inc.*	22,192	1,798,884
ScanSource, Inc.*	40,369	1,193,308

		4,114,994

Diversified Financial Services — 1.2%
BGC Partners, Inc. (Class A Stock)	58,841	354,811
Cohen & Steers, Inc.(a)	6,892	198,145
MF Global Holdings Ltd.*(a)	159,045	656,856
Ocwen Financial Corp.*(a)	79,840	1,054,686
Piper Jaffray Cos.*	13,117	235,188
Stifel Financial Corp.*	28,925	768,247

		3,267,933

Electric — 0.1%
Allete, Inc.	2,380	87,179
Atlantic Power Corp. (Canada)	10,026	142,269

		229,448

Electrical Utilities — 1.8%
Cleco Corp.	55,650	1,899,891
IDACORP, Inc.	23,853	901,166
NorthWestern Corp.	23,364	746,246
Portland General Electric Co.	57,461	1,361,251

		4,908,554

Electronic Components & Equipment — 3.3%
Belden, Inc.	52,591	1,356,322
Checkpoint Systems, Inc.*	92,671	1,258,472
Convergys Corp.*	136,458	1,279,976
Electronics for Imaging, Inc.*	116,549	1,569,915
EnerSys*	37,509	750,930
Littelfuse, Inc.	31,122	1,251,416
Plexus Corp.*(a)	30,433	688,394
Watts Water Technologies, Inc. (Class A Stock)	38,478	1,025,439

		9,180,864

Engineering & Construction — 0.4%
Michael Baker Corp.*	16,899	323,278
MYR Group, Inc.*	41,587	733,595

		1,056,873

Entertainment & Leisure — 1.9%
Ascent Capital Group, Inc. (Class A Stock)*	37,023	1,455,744
Polaris Industries, Inc.	30,717	1,534,928
Six Flags Entertainment Corp.(a)	45,033	1,248,315
Vail Resorts, Inc.	27,092	1,023,807

		5,262,794

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Environmental Control — 0.4%
Darling International, Inc.*	91,853	$1,156,429

Equipment Services — 1.3%
RSC Holdings, Inc.*(a)	227,497	1,622,054
Watsco, Inc.(a)	39,531	2,020,034

		3,642,088

Financial – Bank & Trust — 9.1%
Bank of the Ozarks, Inc.(a)	86,298	1,806,217
Boston Private Financial Holdings, Inc.	95,910	563,951
Bridge Capital Holdings*(a)	17,347	174,511
Brookline Bancorp, Inc.	111,229	857,576
CoBiz Financial, Inc.	61,177	273,461
Columbia Banking System, Inc.	55,219	790,736
Community Bank System, Inc.	37,034	840,301
East West Bancorp, Inc.	34,759	518,257
First Midwest Bancorp, Inc.	114,007	834,531
First of Long Island Corp. (The)	15,834	358,798
FNB Corp.	134,199	1,150,085
Glacier Bancorp, Inc.	128,538	1,204,401
Hancock Holding Co.	66,591	1,783,307
Heritage Financial Corp.	28,077	309,970
IBERIABANK Corp.	17,512	824,115
Independent Bank Corp.	25,365	551,435
KBW, Inc.	20,302	279,965
MB Financial, Inc.	91,041	1,340,124
Northwest Bancshares, Inc.	91,435	1,088,991
Prosperity Bancshares, Inc.	51,813	1,693,249
Provident Financial Services, Inc.	56,005	602,054
SCBT Financial Corp.	36,748	906,941
Sierra Bancorp(a)	17,075	156,236
Signature Bank*(a)	57,626	2,750,489
Simmons First National Corp. (Class A Stock)	18,254	396,112
Southcoast Financial Corp.*	4,538	7,942
Summit State Bank	8,891	46,144
Texas Capital Bancshares, Inc.*(a)	54,996	1,256,659
Trico Bancshares	32,192	394,996
UMB Financial Corp.	41,957	1,345,981

		25,107,535

Financial – Brokerage — 0.5%
Knight Capital Group, Inc. (Class A Stock)*	100,327	1,219,976

Financial Services — 2.4%
Dime Community Bancshares, Inc.	47,148	477,609
First Cash Financial Services, Inc.*	28,181	1,182,193
First Financial Bankshares, Inc.(a)	52,173	1,364,846
Flushing Financial Corp.	67,178	725,522
Golub Capital BDC, Inc.(a)	30,511	453,088
PennantPark Investment Corp.	82,050	731,885
Pinnacle Financial Partners, Inc.*(a)	62,691	685,840
PrivateBancorp, Inc.	91,115	685,185
WSFS Financial Corp.	14,367	453,566

		6,759,734

Food — 1.3%
Hain Celestial Group, Inc. (The)*	59,301	1,811,646
TreeHouse Foods, Inc.*	30,122	1,862,744

		3,674,390

Hand/Machine Tools — 0.3%
Regal-Beloit Corp.	18,500	839,529

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Services — 3.1%
Amedisys, Inc.*(a)	48,086	$712,635
HealthSouth Corp.*	145,661	2,174,719
Hill-Rom Holdings, Inc.	7,656	229,833
ICON PLC (Ireland), ADR*	119,731	1,925,274
Lincare Holdings, Inc.(a)	99,913	2,248,042
Omega Healthcare Investors, Inc.	84,456	1,345,384

		8,635,887

Home Furnishings — 0.8%
Harman International Industries, Inc.	32,846	938,739
Tempur-Pedic International, Inc.*	23,554	1,239,176

		2,177,915

Hotels & Motels — 0.4%
Gaylord Entertainment Co.*(a)	44,629	863,125
Orient-Express Hotels Ltd. (Bermuda) (Class A Stock)*	41,859	289,246

		1,152,371

Industrial Products — 0.3%
Olympic Steel, Inc.	51,006	864,042

Industrials - Components — 0.8%
Actuant Corp. (Class A Stock)	37,182	734,344
Applied Industrial Technologies, Inc.	49,100	1,333,556

		2,067,900

Industrials – Electrical Equipment — 0.6%
Anixter International, Inc.	31,856	1,511,249

Industrials – Machinery — 0.4%
Tennant Co.	31,662	1,119,885

Insurance — 1.0%
Alterra Capital Holdings Ltd. (Bermuda)	84,626	1,605,355
Enstar Group Ltd. (Bermuda)*	12,857	1,224,372

		2,829,727

Insurance – Life Insurance — 1.0%
American Equity Investment Life Holding Co.(a)	254,900	2,230,375
Symetra Financial Corp.	71,860	585,659

		2,816,034

Insurance – Property Insurance — 3.8%
Aspen Insurance Holdings Ltd. (Bermuda)	33,044	761,334
Donegal Group, Inc. (Class A Stock)	27,529	331,449
Meadowbrook Insurance Group, Inc.	348,394	3,104,191
ProAssurance Corp.	38,203	2,751,380
RLI Corp.	25,984	1,652,063
Tower Group, Inc.	89,270	2,040,712

		10,641,129

Investment Companies — 0.3%
Solar Capital Ltd.	31,092	625,882
Solar Senior Capital Ltd.	20,902	298,690

		924,572

Machinery — 1.1%
Altra Holdings, Inc.*	48,608	562,395
Graco, Inc.	36,793	1,256,113
Robbins & Myers, Inc.	37,633	1,306,241

		3,124,749

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Medical Supplies & Equipment — 0.5%
PSS World Medical, Inc.*(a)	69,396	$1,366,407

Metals & Mining — 2.0%
Kaiser Aluminum Corp.(a)	58,361	2,584,225
Metals USA Holdings Corp.*	75,476	675,510
RBC Bearings, Inc.*	53,145	1,806,399
Stillwater Mining Co.*	41,117	349,494

		5,415,628

Miscellaneous Manufacturing — 1.2%
AZZ, Inc.	22,204	860,849
Carlisle Cos., Inc.	77,178	2,460,435

		3,321,284

Oil & Gas — 4.0%
Approach Resources, Inc.*(a)	112,488	1,911,171
Carrizo Oil & Gas, Inc.*	14,775	318,401
Complete Production Services, Inc.*	13,975	263,429
Key Energy Services, Inc.*	115,942	1,100,290
Magnum Hunter Resources Corp.*	207,100	685,501
Oil States International, Inc.*(a)	15,405	784,423
Petroleum Development Corp.*(a)	39,308	762,182
Rosetta Resources, Inc.*(a)	64,496	2,207,053
Thermon Group Holdings, Inc.*	74,305	1,026,895
World Fuel Services Corp.	65,346	2,133,547

		11,192,892

Pharmaceuticals — 1.2%
Herbalife Ltd. (Cayman Islands)	37,428	2,006,141
West Pharmaceutical Services, Inc.	34,279	1,271,751

		3,277,892

Real Estate — 0.5%
Retail Opportunity Investments Corp.(a)	118,314	1,310,919

Real Estate Investment Trusts — 11.6%
Acadia Realty Trust	77,999	1,458,581
American Campus Communities, Inc.(a)	97,133	3,614,319
BioMed Realty Trust, Inc.(a)	149,456	2,476,486
Cogdell Spencer, Inc.	112,271	423,262
Coresite Realty Corp.	121,019	1,736,623
CreXus Investment Corp.	81,243	721,438
Cubesmart	187,152	1,596,407
CYS Investments, Inc.(a)	210,042	2,539,408
DuPont Fabros Technology, Inc.(a)	65,448	1,288,671
Entertainment Properties Trust(a)	68,727	2,678,978
Hudson Pacific Properties, Inc.	20,398	237,229
MFA Financial, Inc.	353,486	2,481,472
Mid-America Apartment Communities, Inc.	26,264	1,581,618
National Health Investors, Inc.	21,104	889,112
National Retail Properties, Inc.(a)	92,124	2,475,372
Parkway Properties, Inc.	127,199	1,400,461
Pebblebrook Hotel Trust	72,166	1,129,398
PS Business Parks, Inc.	47,253	2,340,914
Two Harbors Investment Corp.	117,844	1,040,563

		32,110,312

Retail & Merchandising — 4.5%
ANN, Inc.*	38,315	875,115
Cash America International, Inc.	16,638	851,200
Children’s Place Retail Stores, Inc. (The)*(a)	26,904	1,251,843
EZCORP, Inc. (Class A Stock)*	36,969	1,055,095
Francesca’s Holdings Corp.*	13,930	295,455

	Shares	Value
COMMON STOCKS (Continued)
Retail & Merchandising (cont’d.)
GNC Holdings, Inc. (Class A Stock)*(a)	45,297	$911,376
HSN, Inc.	54,300	1,798,959
Jos. A. Bank Clothiers, Inc.*(a)	51,519	2,402,331
Nu Skin Enterprises, Inc. (Class A Stock)	37,985	1,539,152
Teavana Holdings, Inc.*(a)	8,299	168,802
Vera Bradley, Inc.*(a)	35,791	1,290,266

		12,439,594

Semiconductors — 2.9%
Cabot Microelectronics Corp.*	43,655	1,501,295
Fairchild Semiconductor International, Inc.*	52,233	564,116
Micrel, Inc.	73,385	694,956
MKS Instruments, Inc.	74,024	1,607,061
Semtech Corp.*	98,693	2,082,422
Standard Microsystems Corp.*	80,091	1,553,765

		8,003,615

Services – Environmental — 0.5%
Waste Connections, Inc.	43,889	1,484,326

Services – Industrial Services — 0.8%
G & K Services, Inc. (Class A Stock)	53,231	1,359,520
On Assignment, Inc.*	118,426	837,272

		2,196,792

Software — 0.7%
Digi International, Inc.*	75,235	827,585
SYNNEX Corp.*(a)	45,850	1,201,270

		2,028,855

Telecommunications — 1.8%
Knology, Inc.*(a)	111,012	1,440,936
Plantronics, Inc.	80,966	2,303,483
Premiere Global Services, Inc.*	201,289	1,292,275

		5,036,694

Transportation — 1.0%
Forward Air Corp.	55,761	1,419,117
Heartland Express, Inc.	98,772	1,339,348
Scorpio Tankers, Inc. (Marshall Islands)*	20,250	106,919

		2,865,384

Utilities – Electrical Utilities — 3.8%
Avista Corp.	86,069	2,052,746
El Paso Electric Co.	211,575	6,789,442
MGE Energy, Inc.	27,676	1,125,583
UniSource Energy Corp.	18,307	660,700

		10,628,471

Utilities – Gas Utilities — 2.0%
Northwest Natural Gas Co.	5,976	263,542
Southwest Gas Corp.	145,245	5,253,512

		5,517,054

TOTAL COMMON STOCKS (cost $306,698,560)		260,082,687

EXCHANGE TRADED FUND — 3.5%
iShares Russell 2000 Value Index Fund (cost $10,601,577)	172,889	9,859,860

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Units	Value
WARRANTS(l)*
Oil & Gas
Magnum Hunter Resources Corp., expiring 10/14/13 (cost $0)	13,835	$—

	Shares
UNAFFILIATED MUTUAL FUND — 0.2%
Apollo Investment Corp.(a) (cost $815,942)	68,159	512,556

TOTAL LONG-TERM INVESTMENTS (cost $318,116,079)		270,455,103

SHORT-TERM INVESTMENT — 19.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $53,966,033; includes $52,326,928 of cash collateral for securities on loan)(b)(w)	53,966,033	53,966,033

TOTAL INVESTMENTS — 117.0% (cost $372,082,112)		324,421,136
Liabilities in excess of other assets — (17.0)%		(47,057,914)

NET ASSETS — 100.0%		$277,363,222

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $49,166,916; cash collateral of $52,326,928 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2011.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$260,082,687	$—	$—
Exchange Traded Fund	9,859,860	—	—
Unaffiliated Mutual Fund	512,556	—	—
Warrants	—	—	—
Affiliated Money Market Mutual Fund	53,966,033	—	—

Total	$324,421,136	$—	$—

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 93.1%

BANK LOANS(c) — 5.9%

Automotive — 0.3%
Chrysler Group LLC, Tranche B Term Loan	Ba2	6.000%	05/24/17	$3,544	$3,080,438

Chemicals — 0.5%
Arizona Chemical U.S., Inc., Term Loan	B1	4.750%	11/21/16	798	781,558
Cristal Inorganic Chemicals, Inc., Second Lien Loan	B2	6.119%	11/15/14	1,250	1,216,662
Momentive Performance, Term Loan	Ba3	3.750%	05/05/15	1,000	924,000
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., Initial Loan	B1	5.000%	09/08/17	473	440,723
Rentech Energy Midwest Corp., Term Loan	NR	10.000%	06/10/16	804	788,288
Styron SARL, Term B Loan	B1	6.000%	08/02/17	1,018	914,689

					5,065,920

Consumer Services — 0.2%
CDW LLC , Extended Term Loan	B2	4.250%	07/15/17	921	817,455
Sourcehov LLC, Term B First Lien	B1	6.625%	04/28/17	424	374,655
Sourcehov LLC, Term B Second Lien	Caa2	10.500%	04/30/18	875	771,645

					1,963,755

Electric — 0.7%
Dynergy Power LLC, Term B Loan	B2	9.250%	08/05/16	1,000	981,390
Texas Competitive Electric Holdings Co. LLC, Term Loan Extending	B2	4.730%	10/10/17	1,334	887,815
Texas Competitive Electric Holdings Co. LLC, Term Loan Extending	B2	4.746%	10/10/17	1,000	668,465
Texas Competitive Electric Holdings Co. LLC, Term Loan Extending	B2	4.772%	10/10/17	1,416	942,082
Texas Competitive Electric Holdings Co. LLC, Term Loan Non-Extending	B2	3.730%	10/10/14	2,750	1,933,454
Texas Competitive Electric Holdings Co. LLC, Term Loan Non-Extending	B2	3.746%	10/10/14	3,207	2,251,513

					7,664,719

Entertainment — 0.1%
Six Flags Theme Parks, Tranche B Term Loan	B1	5.250%	06/30/16	1,000	985,420

Food & Beverage — 0.1%
Advanced Pierre Foods, Term Loan	B1	7.000%	09/24/16	2	1,461
Advanced Pierre Foods, Term Loan First Lien	B1	7.000%	09/30/16	593	577,131
Advanced Pierre Foods, Term Loan Second Lien .	B1	11.250%	09/29/17	420	417,900

					996,492

Gaming — 0.4%
Boyd Gaming Corp., Term Loan	NR	3.739%	12/17/15	1,245	1,153,075
CCM Merger, Inc., Term Loan	B3	7.000%	03/01/17	1,444	1,399,686
CityCenter Holdings LLC, Term Loan	B2	7.500%	01/21/15	450	439,556
Golden Nugget, Inc., Additional Term Advance First Lien	Caa3	3.240%	06/30/14	109	87,589
Golden Nugget, Inc., Term Advance Term Lien	Caa3	3.240%	06/30/14	191	153,869
Isle of Capri Casinos, Inc., Term Loan	Ba3	4.750%	11/01/13	338	330,600
MGM Resorts International, Class E Loan	NR	7.000%	02/21/14	1,000	940,500

					4,504,875

Healthcare
inVentiv Health, Inc., Consolidated Term Loan	B1	6.500%	08/04/16	174	165,498

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)

Life Insurance
CNO Financial Group, Term B-1 Loan	B1	6.250%	09/30/16	$433	$428,391

Media – Cable — 0.1%
Bresnan Broadband Holdings LLC, Term B Loan .	Ba3	4.500%	12/14/17	893	859,753

Media – Non Cable — 0.9%
Cenveo Corp., Term B Loan	Ba3	6.250%	12/21/16	695	672,462
Clear Channel Communications, Inc., Tranche B Term Loan	Caa1	3.889%	01/29/16	3,026	2,111,622
High Plains Broadcasting, Inc., Term Loan	B2	9.000%	09/14/16	154	150,853
Hubbard Radio LLC, Term Loan First Lien	Ba3	5.250%	04/28/17	499	479,400
Hubbard Radio LLC, Term Loan Second Lien	Caa1	8.750%	04/30/18	150	146,062
Media General, Inc., Term Loan	NR	4.734%	03/29/13	2,367	1,917,524
Newport Television LLC, Initial Loan	B2	9.000%	09/14/16	564	553,310
Radio One, Term Loan	B2	7.500%	03/31/16	960	918,686
Tl Acquisitions, Inc., Term Loan	B2	2.490%	07/03/14	1,366	1,063,665
Univision Communications, Inc., Initial Term Loan.	B2	2.239%	09/29/14	1,455	1,319,964
Vertis, Inc., Term Loan	B3	11.750%	12/21/15	1,387	978,716

					10,312,264

Metals & Mining
American Rock Salt, Term Loan	B2	5.500%	04/25/17	499	474,750

Non Captive – Diversified — 0.1%
iStar Financial, Inc., Tranche A-1 Loan	B1	5.000%	06/28/13	1,286	1,239,227

Other Industrials — 0.4%
Electrical Components International, Inc., Synthetic Revolving Loan	B1	1.400%	02/04/16	26	24,103
Electrical Components International, Inc., Term Loan	B1	6.750%	02/04/17	407	382,394
Sensus USA, Inc., Term Loan First Lien	Ba3	4.750%	05/09/17	368	352,872
Sensus USA, Inc., Term Loan Second Lien	Caa1	8.500%	05/09/18	125	120,235
Walter Energy, Inc., Term Loan	B1	4.000%	04/02/18	3,666	3,539,342

					4,418,946

Packaging — 0.2%
Reynolds Group Holdings, Inc., Tranche B Term Loan	Ba3	6.500%	02/09/18	622	602,373
Reynolds Group Holdings, Inc., Tranche C Term Loan	Ba3	6.500%	08/09/18	800	775,112
Sealed Air, Term Loan	Ba1	5.000%	10/15/18	750	735,000

					2,112,485

Pharmaceuticals — 0.1%
Axcan Pharma, Inc., Term Loan	B1	5.500%	02/10/17	546	482,280
Catalent Pharma Solutions, Inc., Dollar Term Loan	Ba3	2.489%	04/10/14	990	914,380

					1,396,660

Real Estate Investment Trusts — 0.1%
Tishman Speyer Office, Term Loan	NR	8.000%	05/20/12	520	505,700

Refining — 0.1%
Big West Oil LLC, Term Loan	B2	7.000%	03/31/16	417	413,716

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)

Refining (cont’d.)
Western Refining, Inc., Term Loan	B3	7.500%		03/15/17	$398	$394,303

						808,019

Retailers — 0.5%
Academy Sports & Outdoors, Term Loan	B(d)	6.000%		08/03/18	300	286,374
BCBG Max Azria, Term Loan	B2	9.870%		06/09/15	700	649,831
Claire’s Stores, Inc., Term Loan	B3	2.991%		05/29/14	4,103	3,448,650
Gymboree Corp., Term Loan 2011	B1	5.000%		02/23/18	695	617,938
J. Crew Group, Inc., Term Loan	B1	4.750%		03/07/18	748	663,212

						5,666,005

Technology — 1.0%
Avaya, Inc., Term B-1 Loan	B1	3.064%		10/24/14	492	442,523
Avaya, Inc., Term B-3 Loan	B1	4.814%		10/26/17	988	836,815
Blackboard, Inc., Term Loan	B1	7.500%		10/04/18	3,000	2,782,500
First Data Corp., Term Loan	B1	2.984%		09/24/14	4,693	4,096,570
First Data Corp., Tranche B-1 Term Loan	B1	2.985%		09/24/14	1,877	1,626,864
Freescale Semiconductor, Inc., Extended Maturity Term Loan	Ba3	4.471%		12/01/16	1,731	1,580,637

						11,365,909

Transportation Services — 0.1%
Swift Transportation Co. LLC, Term Loan	B1	6.000%		12/21/16	705	681,892

TOTAL BANK LOANS (cost $70,311,337)						64,697,118

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.2%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 144A (cost 1,810,922)	NR	1.979	%(c)	11/17/15	2,029	1,808,077

CORPORATE BONDS — 86.6%

Aerospace/Defense — 1.5%
Alliant Techsystems, Inc., Gtd. Notes	Ba3	6.875%		09/15/20	4,000	4,000,000
BE Aerospace, Inc., Sr. Unsec’d. Notes	Ba3	8.500%		07/01/18(a)	3,300	3,531,000
Colt Defense LLC/Colt Finance Corp., Sr. Unsec’d. Notes	Caa1	8.750%		11/15/17(a)	2,000	1,325,000
CPI International, Inc., Gtd. Notes	B3	8.000%		02/15/18	580	522,000
Ducommun, Inc., Sr. Notes, 144A	B3	9.750%		07/15/18	800	800,000
Esterline Technologies Corp., Gtd. Notes	Ba3	7.000%		08/01/20	1,000	1,027,500
Kratos Defense & Security Solutions, Inc., Sr. Sec’d. Notes	B3	10.000%		06/01/17	287	285,565
Moog, Inc., Sr. Sub. Notes	Ba3	6.250%		01/15/15	57	57,000
Sterling Merger, Inc., Sr. Notes, 144A	Caa1	11.000%		10/01/19	1,625	1,543,750
TransDigm, Inc., Gtd. Notes	B3	7.750%		12/15/18	3,725	3,790,188

						16,882,003

Airlines — 0.5%
Continental Airlines 2003-ERJ1 Pass-Through Trust, Pass-Through Certificates	Ba3	7.875%		01/02/20	565	542,068
Continental Airlines 2004-ERJ1 Pass-Through Trust, Pass-Through Certificates	Ba3	9.558%		03/01/21	773	765,656
Continental Airlines 2005-ERJ1 Pass-Through Trust, Pass-Through Certificates	Ba3	9.798%		04/01/21	1,865	1,855,813
UAL 2007-1 Pass-Through Trust, Pass-Through Certificates	Baa2	6.636%		01/02/24	801	778,710

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines (cont’d.)
UAL 2009-2A Pass-Through Trust, Pass-Through Certificates	Baa2	9.750%		01/15/17	$1,868	$2,045,042

						5,987,289

Automotive — 1.4%
American Axle & Manufacturing Holdings, Inc., Sr. Sec’d. Notes, 144A	Ba1	9.250%		01/15/17	300	312,000
B-Corp Merger Sub, Inc., Sr. Notes, 144A	Caa1	8.250%		06/01/19	750	675,000
Chrysler Group LLC/CG Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	B2	8.000%		06/15/19(a)	2,012	1,569,360
Chrysler Group LLC/CG Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	B2	8.250%		06/15/21	2,262	1,741,740
Dana Holding Corp., Sr. Unsec’d. Notes	B3	6.500%		02/15/19	1,075	1,021,250
Delphi Corp., Gtd. Notes, 144A	Ba3	5.875%		05/15/19	600	558,000
Delphi Corp., Gtd. Notes, 144A	Ba3	6.125%		05/15/21	500	465,000
Ford Motor Co., Sr. Unsec’d. Notes	Ba3	7.450%		07/16/31(a)	4,500	5,079,960
J.B. Poindexter & Co., Inc., Gtd. Notes	B3	8.750%		03/15/14	372	368,280
Lear Corp., Gtd. Notes	Ba3	7.875%		03/15/18	3,050	3,141,500
Navistar International Corp., Gtd. Notes	B1	8.250%		11/01/21	440	451,550

						15,383,640

Banking — 1.3%
BAC Capital Trust VI, Ltd. Gtd. Notes	Ba1	5.625%		03/08/35	360	257,783
Bank of America Corp., Jr. Sub. Notes	Ba3	8.000	%(c)	12/29/49	8,206	6,976,331
Bank of America Corp., Jr. Sub. Notes	Ba3	8.125	%(c)	12/29/49(a)	850	722,627
BankAmerica Institutional Capital B, Ltd. Gtd. Notes, 144A	Ba1	7.700%		12/31/26	275	247,500
Barclays Bank PLC (United Kingdom), Jr. Sub. Notes, 144A	Baa2	7.434	%(c)	12/31/49(a)	1,550	1,271,000
Citigroup Capital XXI, Gtd. Notes	Baa3	8.300	%(c)	12/21/77(a)	2,500	2,450,000
Merrill Lynch & Co., Inc., Sub. Notes	Baa2	7.750%		05/14/38	420	390,246
NB Capital Trust IV, Ltd. Gtd. Notes	Ba1	8.250%		04/15/27	750	695,625
Wachovia Capital Trust III, Ltd. Gtd. Notes	Baa3	5.570	%(c)	12/31/49	1,800	1,476,000

						14,487,112

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, 144A(i)	NR	8.160%		05/30/09	15	34,039
Oppenheimer Holdings, Inc., Sr. Sec’d. Notes, 144A	B2	8.750%		04/15/18	235	229,125

						263,164

Building Materials — 1.0%
American Standard Americas, Sr. Sec’d. Notes, 144A	Caa1	10.750%		01/15/16	225	171,000
Building Materials Corp. of America, Sr. Notes, 144A	Ba3	6.875%		08/15/18	950	921,500
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A	Ba1	7.000%		02/15/20	4,800	4,788,000
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A	Ba3	7.500%		03/15/20	725	725,000
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	B(d)	9.000%		01/11/18(a)	1,400	948,500
New Enterprise Stone & Lime Co., Gtd. Notes, 144A	Caa2	11.000%		09/01/18	1,000	792,500
Nortek, Inc., Gtd. Notes, 144A	Caa1	8.500%		04/15/21	850	684,250

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)
Texas Industries, Inc., Gtd. Notes	Caa2	9.250%	08/15/20(a)	$885	$688,088
Vulcan Materials Co., Sr. Unsec’d. Notes	Ba2	6.500%	12/01/16	515	474,709
Vulcan Materials Co., Sr. Unsec’d. Notes	Ba2	7.500%	06/15/21	500	466,456

					10,660,003

Chemicals — 3.1%
Celanese US Holdings LLC, Gtd. Notes	Ba3	6.625%	10/15/18	1,000	1,033,750
Chemtura Corp., Gtd. Notes, 144A	B1	7.875%	09/01/18	1,000	980,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sec’d. Notes	Caa1	9.000%	11/15/20	5,160	3,779,700
Hexion US Finance Corp./Hexion Nova Scotia
Finance ULC, Sr. Sec’d. Notes	B3	8.875%	02/01/18	400	330,000
Huntsman International LLC, Gtd. Notes	B1	5.500%	06/30/16	1,550	1,445,375
Lyondell Chemical Co., Sec’d. Notes	Ba3	11.000%	05/01/18	7,625	8,235,000
Lyondell Chemical Co., Sr. Sec’d. Notes, 144A	Ba1	8.000%	11/01/17	1,000	1,077,500
Momentive Performance Materials, Inc., Sec’d. Notes	Caa1	9.000%	01/15/21	1,300	890,500
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., Gtd. Notes, 144A	B3	8.375%	03/01/18	2,000	1,975,000
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes	Ba2	8.375%	11/01/16	2,750	2,887,500
Omnova Solutions, Inc., Gtd. Notes	B2	7.875%	11/01/18	310	251,100
PolyOne Corp., Sr. Unsec’d. Notes	Ba2	7.375%	09/15/20(a)	1,625	1,633,125
Quality Distribution LLC/Q.D. Capital Corp.,
Sec’d. Notes, 144A	B3	9.875%	11/01/18	1,000	965,000
Rhodia SA (France), Sr. Unsec’d. Notes, 144A	Baa2	6.875%	09/15/20	3,550	4,082,500
Rockwood Specialties Group, Inc., Gtd. Notes	B1	7.500%	11/15/14	350	352,625
Solutia, Inc., Gtd. Notes	B1	7.875%	03/15/20(a)	2,050	2,157,625
TPC Group LLC, Sr. Sec’d. Notes, 144A	B1	8.250%	10/01/17	1,400	1,372,000

					33,448,300

Construction Machinery — 1.6%
Ashtead Capital, Inc., Sec’d. Notes, 144A	B2	9.000%	08/15/16	3,000	2,970,000
Case New Holland, Inc., Gtd. Notes	Ba2	7.750%	09/01/13	2,650	2,762,625
Columbus Mckinnon Corp., Gtd. Notes	B1	7.875%	02/01/19	620	601,400
RSC Equipment Rental, Inc./RSC Holdings III LLC, Gtd. Notes	Caa1	8.250%	02/01/21	1,425	1,232,625
Terex Corp., Sr. Sub. Notes	Caa1	8.000%	11/15/17(a)	2,585	2,287,725
Tutor Perini Corp., Gtd. Notes, 144A	Ba3	7.625%	11/01/18	643	549,765
United Rentals North America, Inc., Gtd. Notes	Caa1	8.375%	09/15/20(a)	1,675	1,536,812
United Rentals North America, Inc., Gtd. Notes	B2	9.250%	12/15/19(a)	4,962	5,148,075

					17,089,027

Consumer Products — 0.7%
American Achievement Corp., Sec’d. Notes, 144A	B3	10.875%	04/15/16(a)	2,860	2,173,600
Armored AutoGroup, Inc., Sr. Unsec’d. Notes, 144A	Caa1	9.250%	11/01/18	2,000	1,605,000
Scotts Miracle-Gro Co. (The), Gtd. Notes	B1	7.250%	01/15/18	1,000	1,015,000
Visant Corp., Gtd. Notes	Caa1	10.000%	10/01/17(a)	3,520	3,256,000

					8,049,600

Consumer Services — 1.0%
Corrections Corp. of America, Gtd. Notes	Ba1	7.750%	06/01/17	1,000	1,056,250
Garda World Security Corp. (Canada), Sr. Unsec’d. Notes, 144A	B2	9.750%	03/15/17	1,100	1,122,000

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Consumer Services (cont’d.)
Goodman Networks, Inc., Sr. Sec’d. Notes, 144A	B2	12.125%	07/01/18	$2,980	$2,786,300
Mac-Gray Corp., Gtd. Notes	B3	7.625%	08/15/15	1,250	1,265,625
Service Corp. International, Sr. Unsec’d. Notes	Ba3	7.000%	05/15/19	1,600	1,616,000
Stewart Enterprises, Inc., Gtd. Notes	B1	6.500%	04/15/19	3,100	2,999,250
Stewart Enterprises, Inc., Gtd. Notes, 144A	B1	6.500%	04/15/19	205	198,338

					11,043,763

Diversified Manufacturing — 1.3%
Actuant Corp., Gtd. Notes	Ba3	6.875%	06/15/17	264	269,280
Amsted Industries, Inc., Sr. Notes, 144A	B1	8.125%	03/15/18	1,935	2,002,725
Griffon Corp., Gtd. Notes	Ba3	7.125%	04/01/18	475	419,188
RBS Global, Inc./Rexnord LLC, Gtd. Notes	Caa1	8.500%	05/01/18	3,550	3,399,125
SPX Corp., Gtd. Notes	Ba1	6.875%	09/01/17	1,000	1,025,000
SPX Corp., Sr. Unsec’d. Notes	Ba1	7.625%	12/15/14	2,000	2,140,000
Tomkins LLC/Tomkins, Inc., Sec’d. Notes, 144A	B1	9.000%	10/01/18	1,013	1,038,325
WireCo WorldGroup, Gtd. Notes, 144A	B2	9.750%	05/15/17	3,950	3,989,500

					14,283,143

Electric — 3.6%
AES Corp. (The), Sr. Notes, 144A	B1	7.375%	07/01/21(a)	950	897,750
AES Corp. (The), Sr. Unsec’d. Notes	B1	7.750%	10/15/15	5,025	5,100,375
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.000%	10/15/17	100	100,500
AES Corp. (The), Sr. Unsec’d. Notes	B1	9.750%	04/15/16(a)	1,125	1,209,375
AES Ironwood LLC, Sr. Sec’d. Notes	B2	8.857%	11/30/25	131	134,293
AES Red Oak LLC, Sr. Sec’d. Notes	B2	8.540%	11/30/19	1,122	1,150,437
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.250%	10/15/17	2,585	2,494,525
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.500%	02/15/21(a)	6,880	6,570,400
Dolphin Subsidiary II, Inc., Sr. Unsec’d. Notes, 144A	Ba1	6.500%	10/15/16	375	370,313
Dolphin Subsidiary II, Inc., Sr. Unsec’d. Notes, 144A	Ba1	7.250%	10/15/21	320	310,400
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	Ca	7.125%	05/15/18	2,000	1,170,000
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	Ca	7.750%	06/01/19	2,000	1,210,000
Dynegy Roseton/Danskammer Pass-Through Trust Series B, Pass-Through Certificates	Ca	7.670%	11/08/16	3,800	2,090,000
Edison Mission Energy, Sr. Unsec’d. Notes	Caa1	7.000%	05/15/17	600	357,000
Edison Mission Energy, Sr. Unsec’d. Notes	Caa1	7.200%	05/15/19	2,000	1,140,000
Energy Future Holdings Corp., Sr. Sec’d. Notes	Caa3	9.750%	10/15/19	283	278,729
Energy Future Holdings Corp., Sr. Sec’d. Notes	Caa3	10.000%	01/15/20	125	121,250
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sr. Sec’d. Notes	Caa3	10.000%	12/01/20	4,500	4,387,500
First Wind Capital LLC, Sr. Sec’d. Notes, 144A	B3	10.250%	06/01/18	260	247,000
Mirant Mid Atlantic Pass-Through Trust B, Pass-Through Certificates	Ba1	9.125%	06/30/17	2,772	2,827,856
NRG Energy, Inc., Gtd. Notes	B1	8.250%	09/01/20(a)	1,075	1,015,875
NRG Energy, Inc., Gtd. Notes, 144A	B1	7.625%	05/15/19(a)	2,400	2,184,000
NRG Energy, Inc., Gtd. Notes, 144A	B1	7.875%	05/15/21	2,625	2,401,875
Reliant Energy Mid Atlantic Power Holding LLC, Sr. Unsec’d. Notes	B3	7.875%	06/15/17(a)	1,900	1,748,000
Reliant Energy, Inc., Pass-Through Certificates	Ba1	9.681%	07/02/26	100	101,500

					39,618,953

Entertainment — 1.7%
AMC Entertainment, Inc., Gtd. Notes	Caa1	9.750%	12/01/20(a)	3,420	3,095,100
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	B2	9.125%	08/01/18	1,000	1,032,500

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)
Cinemark USA, Inc., Gtd. Notes	B2	8.625%	06/15/19	$1,121	$1,154,630
NAI Entertainment Holdings LLC, Sr. Sec’d. Notes, 144A	B1	8.250%	12/15/17	3,025	3,115,750
Regal Cinemas Corp., Gtd. Notes	B2	8.625%	07/15/19	1,000	1,017,500
Universal City Development Partners Ltd./UCDP Finance, Inc., Gtd. Notes	Baa2	8.875%	11/15/15	115	124,775
Vail Resorts, Inc., Gtd. Notes, 144A	Ba3	6.500%	05/01/19	850	837,250
WMG Acquisition Corp., Gtd. Notes, 144A	B3	11.500%	10/01/18	2,475	2,277,000
WMG Acquisition Corp., Sr. Sec’d. Notes	Ba2	9.500%	06/15/16	4,925	4,986,562
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	Ba2	9.500%	06/15/16	1,075	1,088,438

					18,729,505

Food & Beverage — 2.6%
ARAMARK Corp., Gtd. Notes	B3	8.500%	02/01/15	2,825	2,860,312
Aramark Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	B3	8.625%	05/01/16	3,915	3,856,275
Blue Merger Sub, Inc., Gtd. Notes, 144A	B3	7.625%	02/15/19	5,495	4,643,275
Bumble Bee Acquisition Corp., Sr. Sec’d. Notes, 144A	B2	9.000%	12/15/17	3,075	2,890,500
CKE Holdings, Inc., Sr. Notes, PIK, 144A	Caa1	10.500%	03/14/16	386	337,439
Constellation Brands, Inc., Gtd. Notes	Ba2	7.250%	05/15/17	1,000	1,050,000
Darling International, Inc., Gtd. Notes	Ba3	8.500%	12/15/18	525	565,688
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes	B1	11.625%	05/01/14	1,500	1,605,000
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A	B1	7.250%	06/01/21	3,460	2,854,500
Michael Foods, Inc., Gtd. Notes	Caa1	9.750%	07/15/18	3,005	3,102,662
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	Baa3	5.750%	04/07/21	210	230,171
Pilgrim’s Pride Corp., Gtd. Notes, 144A	Caa1	7.875%	12/15/18(a)	1,293	985,912
Simmons Foods, Inc., Sec’d. Notes, 144A	B3	10.500%	11/01/17	1,000	865,000
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba2	10.000%	07/15/14	2,000	2,270,000
Smithfield Foods, Inc., Sr. Unsec’d. Notes	B2	7.750%	07/01/17	500	513,750

					28,630,484

Gaming — 4.4%
Ameristar Casinos, Inc., Gtd. Notes, 144A	B3	7.500%	04/15/21(a)	985	952,988
Boyd Gaming Corp., Sr. Notes, 144A	B3	9.125%	12/01/18	2,773	2,280,793
CCM Merger, Inc., Notes, 144A	Caa3	8.000%	08/01/13	5,325	5,032,125
Chukchansi Economic Development Authority, Sr. Unsec’d. Notes, 144A	B3	8.000%	11/15/13	672	455,280
CityCenter Holdings LLC/CityCenter Finance Corp., Sec’d. Notes, PIK, 144A	Caa2	11.500%	01/15/17	1,558	1,414,236
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A	B3	10.500%	07/01/19	850	801,125
Harrahs Operating Co., Inc., Sec’d. Notes	Caa3	12.750%	04/15/18	3,850	2,608,375
Harrahs Operating Co., Inc., Sr. Sec’d. Notes	B3	11.250%	06/01/17	2,245	2,264,644
Isle of Capri Casinos, Inc., Gtd. Notes	B3	7.750%	03/15/19(a)	2,925	2,669,062
Marina District Finance Co., Inc., Sr. Sec’d. Notes	B2	9.500%	10/15/15	1,700	1,534,250
Marina District Finance Co., Inc., Sr. Sec’d. Notes	B2	9.875%	08/15/18	500	417,500
MCE Finance Ltd. (Cayman Islands), Sr. Sec’d. Notes	B1	10.250%	05/15/18	1,074	1,138,440
MGM Resorts International, Gtd. Notes	Caa1	7.500%	06/01/16(a)	1,480	1,283,900
MGM Resorts International, Gtd. Notes	Caa1	7.625%	01/15/17	1,000	857,500

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Gaming (cont’d.)
MGM Resorts International, Sr. Sec’d. Notes	Ba3	9.000%	03/15/20		$1,550	$1,610,062
MGM Resorts International, Sr. Sec’d. Notes	Ba3	10.375%	05/15/14		3,000	3,273,750
MGM Resorts International, Sr. Sec’d. Notes	Ba3	11.125%	11/15/17		425	466,438
MGM Resorts International, Sr. Sec’d. Notes	Ba3	13.000%	11/15/13		3,150	3,591,000
MTR Gaming Group, Inc., Sec’d. Notes, 144A	B3	11.500%	08/01/19	(a)	1,125	902,812
Peninsula Gaming LLC/Peninsula Gaming Corp., Gtd. Notes	Caa1	10.750%	08/15/17		1,550	1,495,750
Peninsula Gaming LLC/Peninsula Gaming Corp., Sec’d. Notes	Ba3	8.375%	08/15/15	(a)	1,850	1,840,750
Pinnacle Entertainment, Inc., Gtd. Notes	Caa1	8.750%	05/15/20		1,002	934,365
Scientific Games International, Inc., Gtd. Notes	B1	9.250%	06/15/19		1,250	1,259,375
Seminole Indian Tribe of Florida, Notes, 144A	Ba1	7.750%	10/01/17		775	778,875
Seneca Gaming Corp., Gtd. Notes, 144A	B1	8.250%	12/01/18		750	721,875
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sec’d. Notes, 144A	B3	8.625%	04/15/16		2,956	2,911,660
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., First Mortgage	Ba3	7.750%	08/15/20		1,000	1,050,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., First Mortgage	Ba2	7.875%	11/01/17	(a)	1,250	1,309,375
Yonkers Racing Corp., Sec’d. Notes, 144A	B1	11.375%	07/15/16		1,803	1,839,060

						47,695,365

Gas Distributors — 0.2%
Amerigas Partners LP/Amerigas Finance Corp., Sr. Unsec’d. Notes	Ba3	6.500%	05/20/21		1,800	1,737,000
Inergy LP/Inergy Finance Corp., Gtd. Notes	Ba3	6.875%	08/01/21		750	682,500

						2,419,500

Gas Pipelines — 0.9%
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.250%	06/01/18		710	794,026
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes, 144A	B3	7.875%	12/15/18	(a)	820	779,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	Ba3	6.750%	11/01/20	(a)	2,085	2,116,275
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	B1	6.500%	07/15/21		1,265	1,271,325
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	B1	7.875%	10/15/18		2,000	2,020,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	B1	8.250%	07/01/16		1,750	1,820,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	B1	6.875%	02/01/21		1,400	1,344,000

						10,144,626

Healthcare — 5.6%
Accellent, Inc., Gtd. Notes, 144A	Caa2	10.000%	11/01/17		3,100	2,642,750
Accellent, Inc., Sr. Sec’d. Notes	B1	8.375%	02/01/17	(a)	2,137	2,035,492
Alliance HealthCare Services, Inc., Sr. Unsec’d. Notes	B-(d)	8.000%	12/01/16		4,050	3,159,000
Apria Healthcare Group, Inc., Sr. Sec’d. Notes	Ba3	11.250%	11/01/14		1,800	1,728,000
Apria Healthcare Group, Inc., Sr. Sec’d. Notes	B3	12.375%	11/01/14		1,500	1,380,000
Biomet, Inc., Gtd. Notes	B3	10.000%	10/15/17		600	618,000
Biomet, Inc., Gtd. Notes	Caa1	11.625%	10/15/17		1,775	1,841,562
Biomet, Inc., Gtd. Notes, PIK	B3	10.375%	10/15/17		975	999,375
Capella Healthcare, Inc., Gtd. Notes, 144A	B3	9.250%	07/01/17		2,925	2,778,750

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare (cont’d.)
CHS/Community Health Systems, Inc., Gtd. Notes	B3	8.875%	07/15/15	(a)	$5,311	$5,218,057
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	Caa1	10.500%	12/15/18		4,200	3,696,000
DaVita, Inc., Gtd. Notes	B2	6.375%	11/01/18		200	192,000
ExamWorks Group, Inc., Gtd. Notes, 144A	B3	9.000%	07/15/19		700	654,500
Fresenius Medical Care US Finance, Inc., Gtd. Notes, 144A	Ba2	6.500%	09/15/18		450	456,750
HCA, Inc., Gtd. Notes	B3	7.500%	02/15/22		3,005	2,772,113
HCA, Inc., Sr. Sec’d. Notes	Ba3	7.250%	09/15/20	(a)	3,000	3,030,000
HCA, Inc., Sr. Unsec’d. Notes	B3	5.750%	03/15/14		3,000	2,925,000
HCA, Inc., Sr. Unsec’d. Notes	B3	6.375%	01/15/15		4,250	4,133,125
HCA, Inc., Sr. Unsec’d. Notes	B3	8.000%	10/01/18		750	732,188
Healthsouth Corp., Gtd. Notes	B2	7.250%	10/01/18	(a)	2,925	2,778,750
IASIS Healthcare LLC/IASIS Capital Corp., Sr. Notes, 144A	Caa1	8.375%	05/15/19		3,500	2,835,000
inVentiv Health, Inc., Gtd. Notes, 144A	Caa2	10.000%	08/15/18		2,479	2,181,520
inVentiv Health, Inc., Sr. Notes, 144A	Caa2	10.000%	08/15/18		700	616,000
Kindred Healthcare, Inc., Gtd. Notes, 144A	B3	8.250%	06/01/19		3,500	2,673,125
MedAssets, Inc., Gtd. Notes, 144A	B3	8.000%	11/15/18		925	881,062
Omnicare, Inc., Gtd. Notes	Ba3	7.750%	06/01/20		834	850,680
OnCure Holdings, Inc., Sec’d. Notes	B3	11.750%	05/15/17		1,140	1,008,900
Radnet Management, Inc., Gtd. Notes	Caa1	10.375%	04/01/18		1,275	1,179,375
Res-Care, Inc., Gtd. Notes	B-(d)	10.750%	01/15/19		1,575	1,527,750
Select Medical Corp., Gtd. Notes	Caa1	7.625%	02/01/15		1,312	1,136,520
Teleflex, Inc., Gtd. Notes	B1	6.875%	06/01/19		625	618,750
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., Gtd. Notes	B3	8.000%	02/01/18	(a)	1,275	1,169,812
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., Gtd. Notes, 144A	B3	7.750%	02/01/19		680	606,050

						61,055,956

Home Construction — 0.6%
Beazer Homes USA, Inc., Gtd. Notes	Caa3	6.875%	07/15/15		210	141,750
DR Horton, Inc., Gtd. Notes	Ba3	5.625%	01/15/16		375	364,688
K Hovnanian Enterprises, Inc., Gtd. Notes	Caa3	11.875%	10/15/15	(a)	1,025	463,812
K Hovnanian Enterprises, Inc., Sr. Sec’d. Notes	B2	10.625%	10/15/16	(a)	1,355	1,016,250
Lennar Corp., Gtd. Notes	B3	6.950%	06/01/18		550	489,500
Lennar Corp., Gtd. Notes	B3	12.250%	06/01/17		865	951,500
M/I Homes, Inc., Gtd. Notes, 144A	Caa1	8.625%	11/15/18		675	607,500
Standard Pacific Corp., Gtd. Notes	B3	8.375%	01/15/21		625	514,062
Standard Pacific Corp., Sec’d. Notes	B3	8.375%	05/15/18	(a)	2,300	1,955,000

						6,504,062

Independent Energy — 5.3%
Alta Mesa Holdings/Alta Mesa Finance Services Corp., Sr. Notes, 144A	B3	9.625%	10/15/18		1,000	910,000
Bill Barrett Corp., Gtd. Notes	B1	7.625%	10/01/19		455	447,038
Bill Barrett Corp., Gtd. Notes	B1	9.875%	07/15/16		1,400	1,526,000
Brigham Exploration Co., Gtd. Notes	Caa1	6.875%	06/01/19		350	341,250
Brigham Exploration Co., Gtd. Notes	Caa1	8.750%	10/01/18		500	535,000
Chaparral Energy, Inc., Gtd. Notes	Caa1	8.250%	09/01/21		695	634,188
Chesapeake Energy Corp., Gtd. Notes	Ba3	9.500%	02/15/15		2,000	2,255,000
Clayton Williams Energy, Inc., Gtd. Notes, 144A	Caa1	7.750%	04/01/19		1,800	1,548,000
Comstock Resources, Inc., Gtd. Notes	B2	7.750%	04/01/19		300	280,500
Comstock Resources, Inc., Gtd. Notes	B2	8.375%	10/15/17		1,467	1,408,320
Concho Resources, Inc., Gtd. Notes	B3	6.500%	01/15/22		1,575	1,551,375

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Independent Energy (cont’d.)
Denbury Resources, Inc., Gtd. Notes	B1	6.375%		08/15/21		$1,025	$994,250
Denbury Resources, Inc., Gtd. Notes	B1	8.250%		02/15/20	(a)	3,345	3,512,250
Denbury Resources, Inc., Gtd. Notes	B1	9.750%		03/01/16		375	405,000
Forest Oil Corp., Gtd. Notes	B1	7.250%		06/15/19		1,700	1,674,500
Forest Oil Corp., Gtd. Notes	B1	8.500%		02/15/14		3,000	3,172,500
Harvest Operations Corp. (Canada), Gtd. Notes, 144A	Ba1	6.875%		10/01/17		3,150	3,150,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A	B2	7.625%		04/15/21		400	402,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A	B2	8.000%		02/15/20		750	763,125
Linn Energy LLC/Linn Energy Finance Corp., Gtd. Notes, 144A	B2	6.500%		05/15/19		2,825	2,599,000
McMoran Exploration Co., Gtd. Notes	Caa1	11.875%		11/15/14		1,500	1,545,000
MEG Energy Corp. (Canada), Gtd. Notes, 144A	B3	6.500%		03/15/21		2,200	2,106,500
Newfield Exploration Co., Sr. Sub. Notes	Ba2	7.125%		05/15/18		3,479	3,600,765
NFR Energy LLC/NFR Energy Finance Corp., Gtd. Notes, 144A	Caa1	9.750%		02/15/17		1,250	1,100,000
Penn Virginia Corp., Gtd. Notes	B2	10.375%		06/15/16		375	392,812
Petrohawk Energy Corp., Gtd. Notes	B3	6.250%		06/01/19		1,000	1,140,000
Petrohawk Energy Corp., Gtd. Notes	B3	7.250%		08/15/18		1,075	1,228,188
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%		05/01/18		2,363	2,536,421
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	7.500%		01/15/20	(a)	1,267	1,422,165
Plains Exploration & Production Co., Gtd. Notes	B1	7.000%		03/15/17		1,000	1,000,000
Plains Exploration & Production Co., Gtd. Notes	B1	7.625%		04/01/20	(a)	2,650	2,722,875
Range Resources Corp., Gtd. Notes	Ba3	5.750%		06/01/21		2,600	2,697,500
Range Resources Corp., Gtd. Notes	Ba3	6.750%		08/01/20		2,025	2,156,625
Range Resources Corp., Gtd. Notes	Ba3	7.250%		05/01/18		430	457,950
Range Resources Corp., Gtd. Notes	Ba3	7.500%		10/01/17		660	699,600
Range Resources Corp., Gtd. Notes	Ba3	8.000%		05/15/19		650	711,750
SM Energy Co., Sr. Unsec’d. Notes, 144A	B1	6.625%		02/15/19		625	621,875
Swift Energy Co., Gtd. Notes	B3	8.875%		01/15/20		1,125	1,181,250
Unit Corp., Gtd. Notes	B3	6.625%		05/15/21		950	945,250
Venoco, Inc., Gtd. Notes, 144A	Caa1	8.875%		02/15/19		725	623,500
W&T Offshore, Inc., Gtd. Notes, 144A	Caa1	8.500%		06/15/19		866	840,020

							57,839,342

Life Insurance — 0.3%
American International Group, Inc., Jr. Sub. Debs	Baa2	8.175%	(c)	05/15/68		3,125	2,757,813
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%		09/15/16		500	479,349
CNO Financial Group, Inc., Sr. Sec’d. Notes, 144A	B1	9.000%		01/15/18		250	258,750

							3,495,912

Lodging — 0.7%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%		10/01/14		1,065	1,107,600
Felcor Lodging LP, Sr. Sec’d. Notes, 144A	B2	6.750%		06/01/19		750	671,250
Host Hotels & Resorts LP, Gtd. Notes	Ba1	6.000%		11/01/20		200	194,500
Host Hotels & Resorts LP, Gtd. Notes	Ba1	6.375%		03/15/15		5,250	5,223,750
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec’d. Notes	Ba2	7.250%		03/15/18		640	646,400

							7,843,500

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media – Cable — 4.4%
Bresnan Broadband Holdings LLC, Gtd. Notes, 144A	B3	8.000%	12/15/18		$1,150	$1,158,625
CCH II LLC/CCH II Capital Corp., Gtd. Notes	B2	13.500%	11/30/16		750	855,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	6.500%	04/30/21		2,000	1,890,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	7.875%	04/30/18	(a)	1,700	1,729,750
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	8.125%	04/30/20		1,325	1,378,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	8.625%	11/15/17		2,815	2,786,850
Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A	Ba2	8.000%	04/30/12		3,000	3,045,000
Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A	Ba2	10.875%	09/15/14		1,000	1,072,500
Constellation Enterprises LLC, Sr. Sec’d. Notes, 144A	B2	10.625%	02/01/16		1,050	1,018,500
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	7.625%	07/15/18		600	627,000
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.500%	04/15/14		1,650	1,779,938
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.500%	06/15/15		1,250	1,315,625
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.625%	02/15/19		3,520	3,863,200
Echostar DBS, Gtd. Notes	Ba3	6.625%	10/01/14		4,000	4,045,000
Echostar DBS, Gtd. Notes	Ba3	7.875%	09/01/19		750	765,000
Echostar DBS, Gtd. Notes, 144A	Ba3	6.750%	06/01/21		1,880	1,795,400
Insight Communications Co., Inc., Sr. Notes, 144A	B3	9.375%	07/15/18		1,000	1,120,000
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	B3	8.500%	10/15/15		500	497,500
Mediacom LLC/Mediacom Capital Corp., Sr. Unsec’d. Notes	B3	9.125%	08/15/19		1,399	1,392,005
Ono Finance II PLC (Ireland), Gtd. Notes, 144A	Caa1	10.875%	07/15/19	(a)	625	437,500
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	B1	7.750%	03/15/16		825	825,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	B1	8.125%	12/01/17		1,530	1,530,000
UPC Holding BV (Netherlands), Sr. Sec’d. Notes, 144A	B2	9.875%	04/15/18	(a)	4,000	4,000,000
Videotron Ltee (Canada), Gtd. Notes	Ba1	9.125%	04/15/18		5,150	5,613,500
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	Ba2	8.375%	10/15/19		805	855,312
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	Ba2	9.500%	08/15/16		2,500	2,700,000

						48,096,205

Media – Non Cable — 5.3%
AMC Networks, Inc., Gtd. Notes, 144A	B2	7.750%	07/15/21		1,200	1,230,000
Cengage Learning Acquisitions, Inc., Gtd. Notes, 144A	Caa2	10.500%	01/15/15	(a)	2,850	1,824,000
Cenveo Corp., Sec’d. Notes	B3	8.875%	02/01/18		3,250	2,559,375
Clear Channel Communications, Inc., Gtd. Notes .	Ca	10.750%	08/01/16		850	439,875
Clear Channel Communications, Inc., Sr. Sec’d. Notes	Caa1	9.000%	03/01/21		1,900	1,410,750
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	5.500%	12/15/16		3,525	1,304,250

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media – Non Cable (cont’d.)
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	B2	9.250%	12/15/17		$1,425	$1,457,063
Cumulus Media, Inc., Gtd. Notes, 144A	B3	7.750%	05/01/19	(a)	1,225	1,032,062
Gannett Co., Inc., Gtd. Notes	Baa3	7.125%	09/01/18		250	238,125
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	B3	9.500%	06/15/16		1,000	1,013,750
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	B3	7.250%	04/01/19	(a)	1,650	1,530,375
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes, 144A	Caa3	11.250%	02/04/17		4,650	4,033,875
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes, PIK	Caa3	11.500%	02/04/17		982	844,769
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes, PIK, 144A	Caa3	11.500%	02/04/17		6,490	5,581,400
Lamar Media Corp., Gtd. Notes	B1	6.625%	08/15/15		371	365,435
Lamar Media Corp., Gtd. Notes	B1	7.875%	04/15/18		1,250	1,250,000
Lamar Media Corp., Gtd. Notes	Ba3	9.750%	04/01/14		4,875	5,374,688
LIN Television Corp., Gtd. Notes	B3	6.500%	05/15/13		1,775	1,730,625
LIN Television Corp., Gtd. Notes	B3	6.500%	05/15/13		1,000	975,000
LIN Television Corp., Gtd. Notes	Ba3	8.375%	04/15/18		3,015	3,045,150
McClatchy Co. (The), Sr. Sec’d. Notes	B1	11.500%	02/15/17		400	347,000
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	7.750%	10/15/18		2,825	2,881,500
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.500%	05/01/16		1,774	2,013,490
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.625%	02/01/14	(a)	2,358	2,676,330
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	B2	7.750%	10/15/18		750	765,000
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba1	7.250%	05/15/18		1,095	989,606
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba1	7.625%	06/15/20		1,340	1,189,250
Salem Communications Corp., Sec’d. Notes	B2	9.625%	12/15/16		1,950	1,950,000
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.250%	11/01/17		750	787,500
SSI Investments II/SSI Co-Issuer LLC, Gtd. Notes	Caa1	11.125%	06/01/18		1,950	1,940,250
Telesat Canada/Telesat LLC (Canada), Gtd. Notes	Caa1	12.500%	11/01/17		400	448,000
Univision Communications, Inc., Gtd. Notes, 144A	Caa2	8.500%	05/15/21	(a)	625	487,500
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	B2	6.875%	05/15/19		1,350	1,201,500
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	B2	7.875%	11/01/20	(a)	900	843,750
Valassis Communications, Inc., Gtd. Notes	Ba3	6.625%	02/01/21		1,050	981,750
XM Satellite Radio, Inc., Gtd. Notes, 144A	B2	13.000%	08/01/13		1,000	1,120,000

						57,862,993

Metals & Mining — 4.2%
AK Steel Corp., Gtd. Notes	Ba3	7.625%	05/15/20	(a)	2,185	1,914,606
Aleris International, Inc., Gtd. Notes, 144A	B1	7.625%	02/15/18		350	314,125
Alpha Natural Resources, Inc., Gtd. Notes	Ba3	6.250%	06/01/21		500	466,875
APERAM (Luxembourg), Sr. Unsec’d. Notes, 144A	B1	7.375%	04/01/16		300	264,000
APERAM (Luxembourg), Sr. Unsec’d. Notes, 144A	B1	7.750%	04/01/18		1,100	957,000
Arch Coal, Inc., Gtd. Notes	B1	7.250%	10/01/20		1,000	960,000

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Metals & Mining (cont’d.)
Arch Coal, Inc., Gtd. Notes	B1	8.750%	08/01/16		$2,000	$2,120,000
Arch Coal, Inc., Gtd. Notes, 144A	B1	7.000%	06/15/19		650	617,500
Arch Coal, Inc., Gtd. Notes, 144A	B1	7.250%	06/15/21		1,600	1,540,000
Boart Longyear Management Pty Ltd. (Australia), Gtd. Notes, 144A	Ba2	7.000%	04/01/21		390	386,100
Calcipar SA (Luxembourg), Sr. Sec’d. Notes, 144A	B1	6.875%	05/01/18		3,000	2,595,000
Century Aluminum Co., Sec’d. Notes	B	8.000%	05/15/14		2,432	2,419,740
CONSOL Energy, Inc., Gtd. Notes, 144A	B1	6.375%	03/01/21		250	241,250
Dynacast International LLC Dynacast Finance, Inc., Sec’d. Notes, 144A	B2	9.250%	07/15/19		150	135,750
Essar Steel Algoma, Inc. (Canada), Sr. Sec’d. Notes, 144A	B3	9.375%	03/15/15		800	708,000
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	B1	6.375%	02/01/16		1,000	900,000
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	B1	6.875%	02/01/18	(a)	1,600	1,408,000
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	B1	7.000%	11/01/15		1,935	1,799,550
Foresight Energy LLC/Foresight Energy Corp., Gtd. Notes, 144A	Caa1	9.625%	08/15/17	(a)	750	757,500
James River Escrow, Inc., Gtd. Notes, 144A	B2	7.875%	04/01/19		200	168,000
JMC Steel Group, Sr. Notes, 144A	B3	8.250%	03/15/18		3,650	3,431,000
Metals USA, Inc., Sr. Sec’d. Notes	B3	11.125%	12/01/15		5,800	5,901,500
Murray Energy Corp., Sec’d. Notes, 144A	B3	10.250%	10/15/15		415	396,325
Noranda Aluminum Acquisition Corp., Gtd. Notes, PIK	B2	4.417%	05/15/15		1,381	1,243,250
Novelis, Inc. (Canada), Gtd. Notes	B2	8.750%	12/15/20		4,246	4,161,080
Patriot Coal Corp., Gtd. Notes	B3	8.250%	04/30/18		1,000	890,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Gtd. Notes	B2	8.250%	04/15/18		500	475,000
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	B1	8.000%	12/01/18		1,050	1,050,000
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.375%	11/01/12		1,925	1,968,312
Taseko Mines Ltd. (Canada), Gtd. Notes	B3	7.750%	04/15/19		300	279,000
Thompson Creek Metals Co., Inc. (Canada), Gtd. Notes, 144A	B3	7.375%	06/01/18		1,400	1,260,000
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	7.000%	02/01/18		250	225,000
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	7.375%	04/01/20	(a)	2,220	1,998,000
Westmoreland Coal Co. Westmoreland Partners, Sr. Sec’d. Notes	Caa2	10.750%	02/01/18		2,100	2,058,000
Xinergy Corp., Sr. Sec’d. Notes, 144A	Caa1	9.250%	05/19/19		200	186,500

						46,195,963

Non Captive – Consumer — 0.7%
American General Finance, Sr. Unsec’d. Notes, MTN	B3	5.375%	10/01/12		1,500	1,380,000
American General Finance, Sr. Unsec’d. Notes, MTN	B3	5.400%	12/01/15		675	492,750
American General Finance, Sr. Unsec’d. Notes, MTN	B3	5.850%	06/01/13		350	299,250
American General Finance, Sr. Unsec’d. Notes, MTN	B3	6.900%	12/15/17		7,450	5,364,000
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20		225	222,119
Speedy Cash, Inc., Sr. Sec’d. Notes, 144A	B3	10.750%	05/15/18		325	327,438

						8,085,557

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Non Captive – Diversified — 3.3%
Ally Financial, Inc., Gtd. Notes	B1	8.000%		03/15/20	$1,500		$1,388,430
Ally Financial, Inc., Gtd. Notes	B1	8.000%		11/01/31	6,275		5,506,313
Ally Financial, Inc., Gtd. Notes	B1	8.300%		02/12/15	5,250		5,190,938
CIT Group, Inc., Sec’d. Notes	B2	7.000%		05/01/14	605		617,295
CIT Group, Inc., Sec’d. Notes	B2	7.000%		05/01/16	1		895
CIT Group, Inc., Sec’d. Notes	B2	7.000%		05/01/17	— (r	)	285
CIT Group, Inc., Sec’d. Notes, 144A	B2	5.250%		04/01/14	150		145,125
CIT Group, Inc., Sec’d. Notes, 144A	B2	6.625%		04/01/18	650		646,750
CIT Group, Inc., Sec’d. Notes, 144A	B2	7.000%		05/04/15	750		744,375
CIT Group, Inc., Sec’d. Notes, 144A	B2	7.000%		05/02/16	3,224		3,127,280
CIT Group, Inc., Sec’d. Notes, 144A	B2	7.000%		05/02/17	8,654		8,394,380
ILFC E-Capital Trust I, Ltd. Gtd. Notes, 144A	B3	4.770	%(c)	12/21/65	1,600		1,112,320
ILFC E-Capital Trust II, Ltd. Gtd. Notes, 144A	B3	6.250	%(c)	12/21/65(a)	1,020		754,800
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.750%		09/01/16	2,500		2,506,250
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.750%		05/15/16	550		488,848
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	6.250%		05/15/19	2,150		1,868,763
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	8.250%		12/15/20(a)	1,750		1,715,000
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	8.625%		09/15/15	1,200		1,191,000
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	6.625%		11/15/13	1,000		970,000

							36,369,047

Oil & Field Services — 0.9%
Cie Generale de Geophysique - Vertias (France), Gtd. Notes	Ba3	9.500%		05/15/16	1,250		1,281,250
Key Energy Services, Inc., Gtd. Notes	B1	6.750%		03/01/21	1,200		1,155,000
McJunkin Red Man Corp., Sr. Sec’d. Notes	B3	9.500%		12/15/16	700		640,500
Ocean RIG UDW, Inc. (Marshall Islands)	Caa2	9.500%		04/27/16	1,700		1,478,310
Oil States International, Inc., Gtd. Notes, 144A	Ba3	6.500%		06/01/19	1,400		1,368,500
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	Ba1	6.500%		12/15/21	375		369,375
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	Ba2	6.625%		11/15/20	630		614,250
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	Ba1	6.625%		11/15/20	575		560,625
Seadrill Ltd. (Bermuda)	NR	6.500%		10/05/15	1,200		1,104,000
Trinidad Drilling Ltd. (Canada), Sr. Unsec’d. Notes, 144A	B2	7.875%		01/15/19	900		895,061

							9,466,871

Other Financial Institutions — 0.5%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	B3	11.000%		02/01/19	1,940		1,721,750
CNG Holdings, Inc., Sr. Sub. Notes, 144A	NR	13.750%		08/15/15	300		312,750
Community Choice Financial, Inc., Sr. Sec’d. Notes, 144A	B3	10.750%		05/01/19	1,570		1,522,900
Deluxe Corp., Gtd. Notes, 144A	Ba2	7.000%		03/15/19	970		936,050
Harland Clarke Holdings Corp., Gtd. Notes	Caa1	6.000	%(c)	05/15/15	750		495,000

							4,988,450

Other Industrials — 1.2%
Altra Holdings, Inc., Sec’d. Notes	B1	8.125%		12/01/16	1,275		1,300,500

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Other Industrials (cont’d.)
Belden, Inc., Gtd. Notes	Ba2	9.250%	06/15/19	$750	$810,000
Dycom Investments, Inc., Gtd. Notes	Ba3	7.125%	01/15/21	2,100	2,026,500
Interline Brands, Inc., Gtd. Notes	B2	7.000%	11/15/18	2,875	2,810,312
Liberty Tire Recycling, Gtd. Notes, 144A	B3	11.000%	10/01/16	775	790,500
Mobile Mini, Inc., Gtd. Notes	B2	7.875%	12/01/20	525	504,000
Park-Ohio Industries, Inc., Gtd. Notes	B3	8.125%	04/01/21	1,275	1,192,125
Thermon Industries, Inc., Sec’d. Notes	B1	9.500%	05/01/17	742	771,680
Trimas Corp., Sec’d. Notes	B2	9.750%	12/15/17	2,700	2,821,500

					13,027,117

Packaging — 3.3%
AEP Industries, Inc., Sr. Unsec’d. Notes	B2	8.250%	04/15/19	1,200	1,131,000
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A	B3	9.125%	10/15/20(a)	4,625	4,162,500
Berry Plastics Corp., Sec’d. Notes	Caa1	9.500%	05/15/18(a)	1,264	1,074,400
Berry Plastics Corp., Sec’d. Notes	Caa1	9.750%	01/15/21	2,925	2,486,250
BWAY Parent Co., Inc., Sr. Unsec’d. Notes, PIK	Caa1	10.125%	11/01/15	1,769	1,706,707
Crown Americas LLC/Crown Americas Capital Corp. III, Sr. Notes, 144A	Ba3	6.250%	02/01/21	525	525,000
Exopack Holding Corp., Gtd. Notes, 144A	Caa1	10.000%	06/01/18	1,700	1,589,500
Graham Packaging Co. LP/GPC Capital Corp. I, Gtd. Notes	Caa1	8.250%	01/01/17	1,500	1,509,375
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750%	02/01/17	1,000	1,005,000
Greif, Inc., Sr. Unsec’d. Notes	Ba2	7.750%	08/01/19	3,000	3,120,000
Plastipak Holdings, Inc., Gtd. Notes, 144A	B3	8.500%	12/15/15	3,000	2,970,000
Plastipak Holdings, Inc., Sr. Notes, 144A	B3	10.625%	08/15/19	1,755	1,825,200
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes, 144A	Caa1	8.250%	02/15/21	1,550	1,224,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes, 144A	Caa1	9.000%	05/15/18	3,000	2,535,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes, 144A	Caa1	9.000%	04/15/19	650	552,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A	Ba3	6.875%	02/15/21(a)	1,350	1,215,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A	Ba3	7.125%	04/15/19	2,500	2,325,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A	Ba3	7.875%	08/15/19	875	844,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A	Ba3	8.500%	10/15/16	2,000	2,005,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Unsec’d. Notes, 144A	Caa1	9.875%	08/15/19	1,500	1,320,000
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	B1	8.375%	09/15/21	825	833,250

					35,959,557

Paper — 1.8%
AbitibiBowater, Inc., Sr. Sec’d. Notes, 144A	B1	10.250%	10/15/18	4,684	4,894,780
Appleton Papers, Inc., Sr. Sec’d. Notes, 144A	B1	10.500%	06/15/15	1,000	980,000
Cascades, Inc. (Canada), Gtd. Notes	Ba3	7.750%	12/15/17	2,175	2,066,250
Graphic Packaging International, Inc., Gtd. Notes	B2	7.875%	10/01/18(a)	1,500	1,537,500
Graphic Packaging International, Inc., Gtd. Notes	B2	9.500%	06/15/17	1,800	1,926,000
Longview Fibre Paper & Packaging, Inc., Sr. Sec’d. Notes, 144A	B2	8.000%	06/01/16	1,225	1,188,250
NewPage Corp., Sec’d. Notes(i)	D(d)	10.000%	05/01/12(a)	1,550	178,250
NewPage Corp., Sr. Sec’d. Notes(i)	D(d)	11.375%	12/31/14(a)	7,750	5,754,375
Verso Paper Holdings LLC/Verso Paper, Inc., Sec’d. Notes	B2	8.750%	02/01/19(a)	925	638,250

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Paper (cont’d.)
Verso Paper Holdings LLC/Verso Paper, Inc., Sec’d. Notes, 144A	B2	8.750%		02/01/19	$1,200	$828,000

						19,991,655

Pharmaceuticals — 1.2%
Catalent Pharma Solutions, Inc., Gtd. Notes, PIK .	Caa1	9.500%		04/15/15	1,500	1,368,750
Elan Finance PLC/Elan Finance Corp. (Ireland), Gtd. Notes	B2	8.750%		10/15/16	3,315	3,431,025
Endo Pharmaceuticals Holdings, Inc., Gtd. Notes, 144A	Ba3	7.000%		07/15/19(a)	1,300	1,304,875
Endo Pharmaceuticals Holdings, Inc., Gtd. Notes, 144A	Ba3	7.250%		01/15/22	1,075	1,077,688
Giant Funding Corp., Sr. Sec’d. Notes, 144A	B3	8.250%		02/01/18	1,300	1,300,000
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.500%		07/15/16	1,000	930,000
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	7.000%		10/01/20	3,170	2,805,450
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, Gtd. Notes	B3	7.750%		09/15/18(a)	1,250	1,193,750

						13,411,538

Property & Casualty Insurance — 0.9%
Catlin Insurance Co. Ltd. (Bermuda), Jr. Sub. Notes, 144A	BBB+(d)	7.249	%(c)	07/29/49	2,125	1,827,500
HUB International Holdings, Inc., Sr. Sub. Notes, 144A	Caa1	10.250%		06/15/15	2,433	2,250,525
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa3	7.800%		03/07/87	1,825	1,596,875
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa3	10.750	%(c)	06/15/88	3,350	3,986,500
Stoneheath RE (Cayman Islands)	Ba1	6.868	%(c)	10/15/11	250	190,000
XL Group PLC (Ireland), Jr. Sub. Notes	Ba1	6.500	%(c)	12/31/49	550	431,750

						10,283,150

Real Estate Investment Trusts — 0.8%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	B1	7.750%		02/15/19	2,405	2,266,713
CB Richard Ellis Services, Inc., Gtd. Notes	Ba1	6.625%		10/15/20	805	772,800
CNL Lifestyle Properties, Inc., Gtd. Notes	Ba3	7.250%		04/15/19	3,255	2,799,300
Kennedy Wilson, Inc., Gtd. Notes, 144A	B1	8.750%		04/01/19	2,115	1,972,237
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	8.625%		01/15/12	535	543,581

						8,354,631

Refining — 0.3%
Calumet Specialty Products Partners LP/Calumet Finance Corp., Gtd. Notes, 144A	B3	9.375%		05/01/19	400	372,000
Calumet Specialty Products Partners LP/Calumet Finance Corp., Sr. Unsec’d. Notes, 144A	B3	9.375%		05/01/19	405	372,600
Citgo Petroleum Corp., Sr. Sec’d. Notes, 144A	Ba2	11.500%		07/01/17	1,175	1,327,750
Petroplus Finance Ltd. (Bermuda), Sr. Sec’d. Notes, 144A	B2	6.750%		05/01/14	1,020	887,400

						2,959,750

Restaurants — 1.0%
Burger King Corp., Gtd. Notes	B3	9.875%		10/15/18	450	463,500
CKE Restaurants, Inc., Sec’d. Notes	B2	11.375%		07/15/18(a)	1,819	1,891,760
Dave & Buster’s, Inc., Gtd. Notes	Caa1	11.000%		06/01/18	1,000	992,500

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Restaurants (cont’d.)
DineEquity, Inc., Gtd. Notes	B3	9.500%	10/30/18	$1,500	$1,488,750
Fiesta Restaurant Group, Sec’d. Notes, 144A	B2	8.875%	08/15/16	2,450	2,382,625
Landry’s Restaurants, Inc., Sec’d. Notes	B3	11.625%	12/01/15	1,625	1,633,125
Roadhouse Financing, Inc., Sec’d. Notes	B2	10.750%	10/15/17	75	69,562
Wendy’s Co. (The), Gtd. Notes	B3	10.000%	07/15/16	2,150	2,262,875

					11,184,697

Retailers — 1.9%
Academy Ltd/Academy Finance Corp., Gtd. Notes, 144A	Caa1	9.250%	08/01/19	1,025	953,250
Burlington Coat Factory Warehouse Corp., Gtd. Notes, 144A	Caa1	10.000%	02/15/19(a)	1,150	977,500
Claire’s Stores, Inc., Sec’d. Notes, 144A	Caa3	8.875%	03/15/19	3,000	2,160,000
Gymboree Corp., Gtd. Notes	Caa1	9.125%	12/01/18(a)	600	444,000
J Crew Group, Inc., Gtd. Notes	Caa1	8.125%	03/01/19(a)	650	544,375
Nebraska Book Co., Inc., Gtd. Notes(i)	NR	8.625%	03/15/12(a)	705	274,950
Pantry, Inc. (The), Gtd. Notes	Caa1	7.750%	02/15/14	2,800	2,744,000
Rite Aid Corp., Gtd. Notes	Caa3	9.500%	06/15/17(a)	2,750	2,172,500
Sears Holdings Corp., Sr. Sec’d. Notes	Ba2	6.625%	10/15/18(a)	3,675	3,031,875
Susser Holdings LLC/Susser Finance Corp., Gtd. Notes	B2	8.500%	05/15/16	3,930	4,092,112
Toys R Us Property Co. II LLC, Sr. Sec’d. Notes .	Ba1	8.500%	12/01/17	3,500	3,412,500

					20,807,062

Supermarkets — 1.0%
American Stores Co., Sr. Unsec’d. Notes	B2	7.900%	05/01/17	200	185,000
American Stores Co., Sr. Unsec’d. Notes, MTN	B2	7.100%	03/20/28	90	66,600
BI-LO LLC/BI-LO Finance Corp., Sr. Sec’d. Notes, 144A	B2	9.250%	02/15/19(a)	1,750	1,697,500
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875%	05/15/17	3,175	3,325,813
Stater Bros Holdings, Inc., Gtd. Notes	B2	7.750%	04/15/15	700	714,000
SUPERVALU, Inc., Sr. Unsec’d. Notes	B2	7.500%	11/15/14(a)	3,700	3,626,000
SUPERVALU, Inc., Sr. Unsec’d. Notes	B2	8.000%	05/01/16(a)	1,425	1,346,625

					10,961,538

Technology — 7.6%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	Ba3	7.750%	08/01/20(a)	1,000	980,000
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	Ba3	8.125%	12/15/17	1,625	1,625,000
Amkor Technology, Inc., Sr. Unsec’d. Notes	Ba3	7.375%	05/01/18	750	723,750
Audatex North America, Inc., Gtd. Notes, 144A	Ba2	6.750%	06/15/18	955	947,838
Avaya, Inc., Gtd. Notes	Caa2	9.750%	11/01/15	3,375	2,463,750
Avaya, Inc., Gtd. Notes, PIK	Caa2	10.125%	11/01/15	1,175	860,688
Avaya, Inc., Sr. Sec’d. Notes, 144A	B1	7.000%	04/01/19(a)	2,080	1,768,000
Buccaneer Merger Sub, Inc., Sr. Notes, 144A	Caa1	9.125%	01/15/19	2,200	2,156,000
CDW LLC/CDW Finance Corp., Gtd. Notes	Caa1	11.000%	10/12/15	116	115,710
CDW LLC/CDW Finance Corp., Gtd. Notes	CCC+(d)	12.535%	10/12/17	4,295	4,101,725
CDW LLC/CDW Finance Corp., Gtd. Notes, 144A	Caa1	8.500%	04/01/19	5,050	4,444,000
CommScope, Inc., Gtd. Notes, 144A	B3	8.250%	01/15/19(a)	3,975	3,875,625
CoreLogic, Inc., Gtd. Notes, 144A	Ba3	7.250%	06/01/21	1,200	1,077,000
DuPont Fabros Technology LP, Gtd. Notes	Ba1	8.500%	12/15/17	2,875	2,975,625
eAccess Ltd. (Japan), Gtd. Notes, 144A	Ba3	8.250%	04/01/18	1,330	1,216,950
Eastman Kodak Co., Sec’d. Notes, 144A	B3	9.750%	03/01/18	2,250	1,575,000
First Data Corp., Gtd. Notes	Caa1	9.875%	09/24/15(a)	61	51,088

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Technology (cont’d.)
First Data Corp., Gtd. Notes, 144A	Caa1	12.625%	01/15/21	$6,012	$4,448,880
First Data Corp., Sec’d. Notes, 144A	Caa1	8.250%	01/15/21	269	212,510
Freescale Semiconductor, Inc., Gtd. Notes	Caa1	8.050%	02/01/20(a)	2,865	2,592,825
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	Ba3	9.250%	04/15/18	2,550	2,620,125
iGate Corp., Gtd. Notes, 144A	B2	9.000%	05/01/16	1,020	948,600
Intcomex, Inc., Sec’d. Notes	B3	13.250%	12/15/14	1,191	1,158,248
Interactive Data Corp., Gtd. Notes	Caa1	10.250%	08/01/18	5,931	6,360,998
Iron Mountain, Inc., Gtd. Notes	B1	7.750%	10/01/19	450	446,625
Iron Mountain, Inc., Gtd. Notes	B1	8.000%	06/15/20	750	753,750
Lawson Software, Inc., Sr. Notes, 144A	Caa1	11.500%	07/15/18	210	186,900
Lender Processing Services, Inc., Gtd. Notes	Ba2	8.125%	07/01/16(a)	420	394,800
Nortel Networks Ltd. (Canada), Gtd. Notes(i)	NR	10.750%	07/15/16(a)	7,500	8,100,000
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	B2	9.750%	08/01/18	4,900	5,120,500
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	Ba1	6.875%	05/01/20	1,500	1,380,000
Seagate HDD Cayman (Cayman Islands), Gtd. Notes, 144A	Ba1	7.750%	12/15/18	500	490,000
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	2,677	2,998,240
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	B3	6.500%	05/15/19	725	688,750
Sitel LLC/Sitel Finance Corp., Sr. Unsec’d. Notes	Caa2	11.500%	04/01/18	1,200	948,000
Spansion LLC, Gtd. Notes, 144A	B3	7.875%	11/15/17	1,025	1,004,500
Stream Global Services, Inc., Sr. Sec’d. Notes	B1	11.250%	10/01/14	500	511,250
Sungard Data Systems, Inc., Gtd. Notes	Caa1	10.250%	08/15/15(a)	1,000	1,010,000
Sungard Data Systems, Inc., Gtd. Notes	Caa1	10.625%	05/15/15	4,915	5,123,888
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	B3	11.375%	06/15/18	2,625	2,854,688
Unisys Corp., Sr. Sec’d. Notes, 144A	Ba1	12.750%	10/15/14	822	928,860
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Ireland), Sec’d. Notes, 144A	Ba3	7.748%	02/02/21	1,450	1,205,240
Vimpelcom Holdings BV (Netherlands), Gtd. Notes, 144A	Ba3	7.504%	03/01/22	500	402,500

					83,848,426

Textile — 0.2%
PVH Corp., Sr. Unsec’d. Notes	Ba3	7.375%	05/15/20	1,700	1,772,250

Tobacco — 0.2%
Alliance One International, Inc., Gtd. Notes	B2	10.000%	07/15/16(a)	2,000	1,650,000

Transportation Services — 1.6%
ACL I Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa1	10.625%	02/15/16(a)	687	535,835
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A	B2	7.875%	01/31/18	700	637,000
Aircastle Ltd. (Bermuda), Sr. Unsec’d. Notes	Ba3	9.750%	08/01/18	50	51,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	B2	8.250%	01/15/19	2,000	1,830,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	B2	9.625%	03/15/18	1,019	1,008,810
CMA CGM SA (France), Sr. Unsec’d. Notes, 144A	B3	8.500%	04/15/17	1,175	475,875
Commercial Barge Line Co., Sec’d. Notes	B2	12.500%	07/15/17	1,000	1,062,500
General Maritime Corp. (Marshall Islands), Gtd. Notes	Ca	12.000%	11/15/17	1,100	393,250

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Transportation Services (cont’d.)
Hertz Corp. (The), Gtd. Notes	B2	6.750%		04/15/19	$1,600	$1,452,000
Hertz Corp. (The), Gtd. Notes	B2	7.500%		10/15/18	4,000	3,820,000
Kansas City Southern de Mexico SA de CV (Mexico), Sr. Unsec’d. Notes	Ba2	6.125%		06/15/21	270	267,300
Kansas City Southern de Mexico SA de CV
(Mexico), Sr. Unsec’d. Notes	Ba2	6.625%		12/15/20	525	540,750
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. (MH), Sr. Sec’d. Notes	B2	8.625%		11/01/17	273	227,272
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Marshall Islands), Sr. Sec’d. Notes	Ba3	8.875%		11/01/17	1,425	1,389,375
RailAmerica, Inc., Sr. Sec’d. Notes	B1	9.250%		07/01/17	1,550	1,677,875
Sevan Marine ASA (Norway), 144A	NR	3.417%	(c)	05/14/13	1,300	845,000
Ultrapetrol Bahamas Ltd. (Bahamas), First Mortgage	B3	9.000%		11/24/14	925	892,625

						17,106,967

Wireless — 3.4%
Brightstar Corp., Gtd. Notes, 144A	B1	9.500%		12/01/16	4,895	4,992,900
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	B2	12.000%		12/01/15(a)	8,285	7,015,878
Cricket Communications, Inc., Gtd. Notes	B3	7.750%		10/15/20(a)	1,650	1,435,500
Crown Castle International Corp., Sr. Unsec’d. Notes	B1	9.000%		01/15/15	1,450	1,537,000
MetroPCS Wireless, Inc., Gtd. Notes	B2	6.625%		11/15/20(a)	2,050	1,804,000
Nextel Communications, Inc., Gtd. Notes	Ba3	7.375%		08/01/15(a)	1,650	1,563,375
NII Capital Corp., Gtd. Notes	B2	7.625%		04/01/21(a)	800	794,000
NII Capital Corp., Gtd. Notes	B2	8.875%		12/15/19	1,250	1,303,125
SBA Telecommunications, Inc., Gtd. Notes	B1	8.000%		08/15/16	2,500	2,618,750
Sprint Capital Corp., Gtd. Notes	B1	6.900%		05/01/19	1,275	1,096,500
Sprint Nextel Corp., Sr. Unsec’d. Notes	B1	6.000%		12/01/16	4,340	3,732,400
Sprint Nextel Corp., Sr. Unsec’d. Notes	B1	8.375%		08/15/17	2,050	1,906,500
Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, 144A	B2	11.750%		07/15/17	7,000	5,950,000
Wind Acquisition Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A	Ba2	7.250%		02/15/18	2,375	2,027,656

						37,777,584

Wirelines — 1.6%
Cincinnati Bell, Inc., Gtd. Notes	B2	8.250%		10/15/17	1,400	1,358,000
Equinix, Inc., Sr. Unsec’d. Notes	Ba2	7.000%		07/15/21	505	503,106
Equinix, Inc., Sr. Unsec’d. Notes	Ba2	8.125%		03/01/18	600	631,500
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.125%		10/01/18	2,750	2,695,000
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.500%		04/15/20	2,400	2,328,000
Level 3 Communications, Inc., Sr. Unsec’d. Notes, 144A	Caa3	11.875%		02/01/19	2,250	2,137,500
Level 3 Escrow, Inc., Sr. Unsec’d. Notes, 144A	Caa1	8.125%		07/01/19	500	441,875
Level 3 Financing, Inc., Gtd. Notes	Caa1	9.250%		11/01/14	291	287,362
Level 3 Financing, Inc., Gtd. Notes, 144A	Caa1	9.375%		04/01/19	840	781,200
PAETEC Holding Corp., Sr. Sec’d. Notes	Ba3	8.875%		06/30/17	1,250	1,312,500
Windstream Corp., Gtd. Notes	Ba3	7.500%		04/01/23	2,200	2,051,500

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Wirelines (cont’d.)
Windstream Corp., Gtd. Notes	Ba3	7.875%	11/01/17	$3,400	$3,442,500

					17,970,043

TOTAL CORPORATE BONDS (cost $1,026,098,128)					949,685,300

				Shares
COMMON STOCKS
Automotive
General Motors Co.*				30,435	614,178

Gas Pipelines
SemGroup LP				2,555,000	2

TOTAL COMMON STOCKS (cost $1,177,926)					614,180

PREFERRED STOCKS — 0.4%
Automotive — 0.2%
General Motors Co., Series B, CVT, 4.750%				60,000	2,104,800

Banking — 0.2%
Citigroup Capital XIII, 7.875%				106,400	2,810,024

TOTAL PREFERRED STOCKS (cost $5,681,670)					4,914,824

				Units
WARRANTS(l)*
Gas Pipelines
SemGroup Corp. (Class A Stock), expiring 11/30/14				6,958	1,773

Paper
Smurfit Kappa Funding PLC, 144A, expiring 10/01/13(g)				900	28,166

TOTAL WARRANTS (cost $0)					29,939

TOTAL LONG-TERM INVESTMENTS (cost $1,105,079,983)					1,021,749,438

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 14.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $156,251,410; includes $118,207,601 of cash collateral for securities on loan)(b)(w)	156,251,410	$156,251,410

TOTAL INVESTMENTS — 107.4% (cost $1,261,331,393)		1,178,000,848
Liabilities in excess of other assets(x) — (7.4)%		(80,860,697)

NET ASSETS — 100.0%		$1,097,140,151

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securiites Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A are deemed to be liquid.
CVT	Convertible Security
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $113,748,035; cash collateral of $118,207,601 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2011.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2011.
(r)	Less than $500 par.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Credit default swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date	Notional Amount (000)(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(3)
Credit Default Swaps – Buy Protection(1):
Barclays Bank PLC	12/20/16	$35,000	5.00%	Dow Jones CDX HY-17 Index	$(4,179,606)	$(4,394,444)	$214,838

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2011.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Level 3 – significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$614,178	$—	$2
Preferred Stocks	4,914,824	—	—
Warrants	28,166	1,773	—
Bank Loans	—	63,962,118	735,000
Commercial Mortgage-Backed Security	—	1,808,077	—
Corporate Bonds	—	949,651,261	34,039
Affiliated Money Market Mutual Fund	156,251,410	—	—
Other Financial Instruments*
Credit Default Swap	—	214,838	—

Total	$161,808,578	$1,015,638,067	$769,041

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
AFFILIATED MUTUAL FUNDS — 90.9%
AST BlackRock Value Portfolio	10,117,402	$75,880,514
AST Federated Aggressive Growth Portfolio .	1,447,151	10,289,241
AST Goldman Sachs Concentrated Growth Portfolio	3,401,964	82,361,559
AST Goldman Sachs Large-Cap Value Portfolio	1,826,592	24,421,537
AST Goldman Sachs Mid-Cap Growth Portfolio	1,060,841	4,646,484
AST Goldman Sachs Small-Cap Value Portfolio	356,072	3,165,484
AST International Growth Portfolio	6,084,653	56,587,276
AST International Value Portfolio	3,240,391	41,963,069
AST Jennison Large-Cap Growth Portfolio* .	6,047,431	68,215,027
AST Jennison Large-Cap Value Portfolio	3,638,252	36,819,106
AST Large-Cap Value Portfolio AST Lord Abbett Core Fixed-Income	10,399,663	117,204,201
Portfolio	1,759,915	19,693,448
AST Marsico Capital Growth Portfolio	4,801,985	81,873,839
AST MFS Growth Portfolio	5,804,135	51,018,343
AST Mid-Cap Value Portfolio	832,415	8,432,368
AST Money Market Portfolio	82,592,954	82,592,954
AST Neuberger Berman Mid-Cap Growth Portfolio*	252,415	5,005,394
AST PIMCO Total Return Bond Portfolio	10,408,745	122,198,671
AST Small-Cap Growth Portfolio*	680,837	12,377,611
AST Small-Cap Value Portfolio	741,170	8,123,224
AST T. Rowe Price Large-Cap Growth Portfolio*	4,473,792	49,435,406
AST Western Asset Core Plus Bond Portfolio	4,591,689	48,488,236

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,113,302,960)(w)		1,010,792,992

EXCHANGE TRADED FUNDS — 9.1%
Consumer Staples Select Sector SPDR Fund(a)	470,668	13,978,840
Health Care Select Sector SPDR Fund(a)	363,458	11,528,888
iShares Barclays Aggregate Bond Fund	136,679	15,049,725
PowerShares QQQ Trust(a)	662,095	34,773,229
SPDR S&P 500 ETF Trust(a)	227,571	25,754,210

TOTAL EXCHANGE TRADED FUNDS (cost $109,455,123)		101,084,892

TOTAL LONG-TERM INVESTMENTS (cost $1,222,758,083)		1,111,877,884

SHORT-TERM INVESTMENT — 5.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(cost $59,047,371; includes $55,239,651 of cash collateral forsecurities on loan)(b)(w)	59,047,371	59,047,371

Value
TOTAL INVESTMENTS — 105.3% (cost $1,281,805,454)	$1,170,925,255
Liabilities in excess of other assets — (5.3)%	(58,781,492)

NET ASSETS — 100.0%	$1,112,143,763

The following abbreviations are used in the Portfolio descriptions:
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $52,952,050; cash collateral of $55,239,651 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	0000000000	0000000000	0000000000
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$1,069,840,363	$—	$—
Exchange Traded Funds	101,084,892	—	—

Total	$1,170,925,255	$—	$—

AST HORIZON MODERATE ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
AFFILIATED MUTUAL FUNDS — 90.8%
AST BlackRock Value Portfolio	9,032,480	$67,743,599
AST Federated Aggressive Growth Portfolio	1,941,156	13,801,622
AST Goldman Sachs Concentrated Growth Portfolio	2,931,314	70,967,117
AST Goldman Sachs Large-Cap Value Portfolio	1,633,416	21,838,773
AST Goldman Sachs Mid-Cap Growth Portfolio	922,725	4,041,538
AST Goldman Sachs Small-Cap Value Portfolio	396,798	3,527,530
AST International Growth Portfolio	7,586,188	70,551,547
AST International Value Portfolio	4,615,060	59,765,029
AST Jennison Large-Cap Growth Portfolio*	5,195,373	58,603,811
AST Jennison Large-Cap Value Portfolio	3,269,195	33,084,252
AST Large-Cap Value Portfolio	9,279,180	104,576,355
AST Lord Abbett Core Fixed-Income Portfolio	4,459,961	49,906,960
AST Marsico Capital Growth Portfolio	4,134,222	70,488,477
AST MFS Growth Portfolio	4,994,144	43,898,530
AST Mid-Cap Value Portfolio	744,668	7,543,485
AST Money Market Portfolio	248,090,126	248,090,126
AST Neuberger Berman Mid-Cap Growth Portfolio*	218,682	4,336,462
AST PIMCO Total Return Bond Portfolio	26,418,713	310,155,691
AST Small-Cap Growth Portfolio*	901,338	16,386,316
AST Small-Cap Value Portfolio	854,024	9,360,103
AST T. Rowe Price Large-Cap Growth Portfolio*	3,853,317	42,579,152
AST Western Asset Core Plus Bond Portfolio	11,617,124	122,676,834

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,526,268,433)(w)		1,433,923,309

EXCHANGE TRADED FUNDS — 9.2%
Consumer Staples Select Sector SPDR Fund(a)	523,072	15,535,238
Health Care Select Sector SPDR Fund(a)	409,928	13,002,916
iShares Barclays Aggregate Bond Fund	224,385	24,707,032
PowerShares QQQ Trust(a)	956,786	50,250,401
SPDR S&P 500 ETF Trust(a)	364,357	41,234,282

TOTAL EXCHANGE TRADED FUNDS (cost $157,520,187)		144,729,869

TOTAL LONG-TERM INVESTMENTS (cost $1,683,788,620)		1,578,653,178

SHORT-TERM INVESTMENT — 5.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(cost $83,336,807; includes $79,699,698 of cash collateral for securities on loan)(b)(w)	83,336,807	83,336,807

Value
TOTAL INVESTMENTS — 105.3% (cost $1,767,125,427)	$1,661,989,985
Liabilities in excess of other assets — (5.3)%	(82,971,883)

NET ASSETS — 100.0%	$1,579,018,102

The following abbreviations are used in the Portfolio descriptions:
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $76,297,339; cash collateral of $79,699,698 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

AST HORIZON MODERATE ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	0000000000	0000000000	0000000000
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$1,517,260,116	$—	$—
Exchange Traded Funds	144,729,869	—	—

Total	$1,661,989,985	$—	$—

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.1%
COMMON STOCKS
Argentina — 1.3%
Arcos Dorados Holdings, Inc. (Class A Stock)(a)	484,204	$11,228,691
MercadoLibre, Inc.	260,864	14,021,440

		25,250,131

Austria — 0.6%
Andritz AG	136,658	11,126,225

Belgium — 1.4%
Anheuser-Busch InBev NV	531,891	28,232,245

Brazil — 3.5%
Anhanguera Educacional Participacoes SA	531,000	6,340,088
BR Malls Participacoes SA	1,554,971	15,580,723
OGX Petroleo e Gas Participacoes SA*	4,872,100	30,031,985
Petroleo Brasileiro SA	1,700,800	18,860,088

		70,812,884

Canada — 5.5%
Alimentation Couche Tard, Inc. (Class B Stock)	467,723	13,122,489
Brookfield Asset Management, Inc. (Class A Stock)	592,619	16,326,653
Canadian National Railway Co.	445,564	29,665,651
Imax Corp.*(a)	394,948	5,718,847
Pacific Rubiales Energy Corp.	1,000,525	21,196,350
Potash Corp. of Saskatchewan, Inc.	530,815	22,941,824

		108,971,814

Cayman Islands — 1.8%
Baidu, Inc., ADR*	240,125	25,671,764
SINA Corp.*(a)	146,937	10,522,159

		36,193,923

Chile — 0.4%
Banco Santander Chile, ADR	99,739	7,328,822

China
China Vanke Co. Ltd. (Class B Stock)	330,495	283,957

Denmark — 2.4%
Novo Nordisk A/S (Class B Stock)	356,887	35,593,841
Novozymes A/S (Class B Stock)	86,465	12,293,457

		47,887,298

France — 7.3%
BNP Paribas SA	506,401	19,963,603
Cie de Saint-Gobain	408,703	15,592,525
Cie Generale des Etablissements Michelin (Class B Stock)	184,551	11,037,582
Cie Generale d’Optique Essilor International SA	206,296	14,835,307
Dassault Systemes SA	169,241	11,950,949
Pernod-Ricard SA	193,068	15,115,770
Publicis Groupe SA	284,161	11,859,843
Schneider Electric SA	550,627	29,467,031
Vinci SA	353,520	15,163,119

		144,985,729

Germany — 8.5%
Adidas AG	301,085	18,322,769
BASF SE	415,643	25,339,791
Bayer AG	281,341	15,525,437
Bayerische Motoren Werke AG	554,283	36,616,522

	Shares	Value
COMMON STOCKS (Continued)
Germany (cont’d.)
Brenntag AG	90,083	$7,814,641
Fresenius Medical Care AG & Co. KGaA	265,186	17,989,944
Infineon Technologies AG	1,084,362	8,001,045
Lanxess AG	78,029	3,743,035
SAP AG	456,289	23,216,959
Siemens AG	136,514	12,282,188

		168,852,331

Hong Kong — 6.0%
ASM Pacific Technology Ltd.	1,296,100	12,651,563
Belle International Holdings Ltd.	7,357,000	12,683,419
China Unicom Hong Kong Ltd.	15,068,000	30,634,973
CNOOC Ltd.	6,714,100	10,795,569
Hang Lung Properties Ltd.	5,292,000	15,745,425
Li & Fung Ltd.	13,334,000	22,248,873
Noble Group Ltd.	14,525,000	14,491,106

		119,250,928

India — 0.7%
ICICI Bank Ltd., ADR(a)	397,190	13,790,437

Indonesia — 0.7%
Bank Rakyat Indonesia Persero Tbk PT	16,323,200	10,687,928
Indofood Sukses Makmur Tbk PT	5,256,500	2,987,506

		13,675,434

Ireland — 3.0%
Accenture PLC (Class A Stock)	361,543	19,046,085
Experian PLC	1,695,676	19,035,143
Shire PLC	674,682	21,039,753

		59,120,981

Israel — 1.3%
Check Point Software Technologies Ltd.*(a)	210,482	11,105,030
Teva Pharmaceutical Industries Ltd., ADR	386,485	14,384,972

		25,490,002

Italy — 0.7%
Prada SpA*	891,600	3,761,083
Saipem SpA	297,112	10,427,820

		14,188,903

Japan — 9.5%
Canon, Inc.	404,200	18,353,124
Daito Trust Construction Co. Ltd.	86,000	7,884,406
Dena Co. Ltd.	227,900	9,547,069
FANUC Corp.	130,400	17,962,066
Fast Retailing Co. Ltd.	115,400	20,667,806
Honda Motor Co. Ltd.	390,400	11,436,712
Hoya Corp.	557,600	12,927,707
Komatsu Ltd.	518,900	11,187,517
Marubeni Corp.	1,946,000	10,866,389
Murata Manufacturing Co. Ltd.	134,200	7,286,288
ORIX Corp.	193,680	15,201,450
Softbank Corp.	763,100	22,328,353
Sumitomo Realty & Development Co. Ltd.	678,000	13,033,227
Yamada Denki Co. Ltd.	172,890	12,024,366

		190,706,480

Luxembourg — 1.4%
Millicom International Cellular SA	291,480	28,885,668

Macau — 0.2%
Wynn Macau Ltd.	1,983,200	4,689,899

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Mexico — 0.6%
Wal-Mart de Mexico SAB de CV (Class V Stock)	5,065,400	$11,614,832

Netherlands — 4.6%
ASML Holding NV	1,366,707	47,258,472
Sensata Technologies Holding NV*(a)	822,536	21,764,303
Unilever NV, CVA	549,790	17,402,663
Yandex NV(a)	260,791	5,322,744

		91,748,182

Peru — 0.6%
Credicorp Ltd.(a)	133,674	12,324,743

Singapore — 1.1%
CapitaMalls Asia Ltd.	6,122,000	5,641,733
Genting Singapore PLC*	13,885,000	16,122,439

		21,764,172

South Africa — 0.4%
Truworths International Ltd.	940,500	8,175,531

Spain — 1.1%
Inditex SA	257,716	21,999,937

Sweden — 0.5%
Hennes & Mauritz AB (Class B Stock)	355,105	10,632,500

Switzerland — 8.1%
Julius Baer Group Ltd.*	1,172,330	39,177,122
Nestle SA	313,936	17,283,025
Partners Group Holding AG	73,811	12,153,328
Roche Holding AG	198,138	32,001,691
Sika AG	2,372	4,199,737
Swatch Group AG (The)	75,574	24,865,670
Syngenta AG	64,272	16,702,238
Xstrata PLC	1,216,501	15,361,655

		161,744,466

Taiwan — 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,846,680	32,537,552

United Kingdom — 18.5%
AMEC PLC	780,285	9,845,575
Amlin PLC	790,802	3,475,553
ARM Holdings PLC	1,933,468	16,534,379
Babcock International Group PLC	166,944	1,702,089
Berkeley Group Holdings PLC*	490,043	9,024,356
BHP Billiton PLC	778,934	20,808,465
British American Tobacco PLC	492,140	20,780,833
British Sky Broadcasting Group PLC	2,421,529	24,939,778
Burberry Group PLC	597,016	10,841,424
Centrica PLC	3,263,958	15,045,631
Compass Group PLC	2,202,788	17,771,293
Johnson Matthey PLC	442,458	10,852,875
Next PLC	388,962	15,249,229
Pearson PLC	1,001,207	17,660,477
Petrofac Ltd.	781,471	14,455,203
Prudential PLC	2,508,626	21,544,265
Reed Elsevier PLC	1,629,948	12,478,945
Rolls-Royce Holdings PLC*	3,776,790	34,719,188
Scottish & Southern Energy PLC	865,601	17,370,185
Standard Chartered PLC	2,031,286	40,526,283
Tullow Oil PLC	1,690,346	34,185,872

		369,811,898

	Shares	Value
COMMON STOCKS (Continued)
United States — 0.8%
Wynn Resorts Ltd	145,077	$16,695,461

TOTAL COMMON STOCKS (cost $2,157,667,622)		1,878,773,365

TOTAL LONG-TERM INVESTMENTS (cost $2,157,667,622)		1,878,773,365

SHORT-TERM INVESTMENT — 4.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund (cost $82,296,801; includes $72,427,897 of cash collateral for securities on loan)(b)(w)	82,296,801	82,296,801

TOTAL INVESTMENTS — 98.2% (cost $2,239,964,423)		1,961,070,166
Other assets in excess of liabilities(x) — 1.8%		35,852,949

NET ASSETS — 100.0%		$1,996,923,115

The following abbreviations are used in the Portfolio descriptions:
ADR	American Depository Receipt
CVA	Certificate Van Aandelen (Bearer)
CHF	Swiss Franc
JPY	Japanese Yen
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $68,159,505; cash collateral of $72,427,897 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2011:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation) (1)
Japanese Yen,
Expiring 10/11/11	Citigroup Global Markets	JPY	8,182,461	$104,704,680	$106,102,967	$1,398,287
Expiring 10/11/11	Citigroup Global Markets	JPY	2,054,089	26,198,946	26,635,622	436,676
Expiring 10/11/11	Citigroup Global Markets	JPY	896,712	11,557,796	11,627,768	69,972
Swiss Franc,
Expiring 12/19/11	Northland Securities, Inc.	CHF	9,323	10,436,583	10,278,420	(158,163)

				$152,898,005	$154,644,777	$1,746,772

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation) (1)
Japanese Yen,
Expiring 10/11/11	State Street Bank	JPY	11,133,262	$137,817,404	$144,366,356	$(6,548,952)
Expiring 12/20/11	Bank of New York Mellon	JPY	1,506,226	19,690,850	19,563,028	127,822
Expiring 12/20/11	Bank of New York Mellon	JPY	1,376,297	18,020,137	17,865,987	154,150
Swiss Franc,
Expiring 12/19/11	Northland Securities, Inc.	CHF	9,323	10,738,928	10,303,525	435,403

				$186,267,319	$192,098,896	$(5,831,577)

(1)	The amount represents fair value of derivative instruments subject to foreign currency exchange risk exposure as of September 30, 2011.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$25,250,131	$—	$—
Austria	—	11,126,225	—
Belgium	—	28,232,245	—
Brazil	70,812,884	—	—
Canada	108,971,814	—	—
Cayman Islands	36,193,923	—	—
Chile	7,328,822	—	—
China	—	283,957	—
Denmark	—	47,887,298	—
France	—	144,985,729	—
Germany	—	168,852,331	—
Hong Kong	—	119,250,928	—
India	13,790,437	—	—
Indonesia	—	13,675,434	—
Ireland	19,046,085	40,074,896	—
Israel	25,490,002	—	—
Italy	3,761,083	10,427,820	—
Japan	—	190,706,480	—
Luxembourg	28,885,668	—	—
Macau	—	4,689,899	—
Mexico	11,614,832	—	—
Netherlands	27,087,047	64,661,135	—
Peru	12,324,743	—	—
Singapore	—	21,764,172	—

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Level 1	Level 2	Level 3
South Africa	—	8,175,531	—
Spain	$—	$21,999,937	$—
Sweden	—	10,632,500	—
Switzerland	—	161,744,466	—
Taiwan	32,537,552	—	—
United Kingdom	—	369,811,898	—
United States	16,695,461	—	—
Affiliated Money Market Mutual Fund	82,296,801	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	(4,084,805)	—

Total	$522,087,285	$1,434,898,076	$—

Fair Value of Level 2 investments at 12/31/10 was $0. $1,196,039,534 was transferred into Level 2 from Level 1 at 9/30/11 as a result of using third-party vendor modeling tools due to significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2011 were as follows:

Oil, Gas & Consumable Fuels	7.3%
Retail & Merchandising	6.9
Banks	6.2
Semiconductors	5.2
Pharmaceuticals	5.2
Chemicals	5.2
Affiliated Money Market Mutual Fund (3.6% represents investments purchased with collateral from securities on loan)	4.1
Telecommunications	4.1
Real Estate Operation & Development	3.7
Internet	3.3
Automobile Manufacturers	2.4
Software	2.3
Beverages	2.2
Machinery	2.0
Foods	1.9
Metals & Mining	1.8
Electronic Components	1.7
Aerospace & Defense	1.7
Distribution/Wholesale	1.7
Transportation	1.5
Electrical Equipment	1.5
Apparel & Textile	1.5
Diversified Financial Services	1.4
Commercial Services	1.3
Insurance	1.3
Cable Television	1.3

Hotels, Restaurants & Leisure	1.0%
Agriculture	1.0
Financial – Bank & Trust	1.0
Building Materials	1.0
Computer Services & Software	1.0
Oil & Gas	0.9
Office Equipment	0.9
Healthcare Services	0.9
Food	0.9
Media & Entertainment	0.9
Electric	0.9
Entertainment & Leisure	0.8
Construction & Engineering	0.8
Healthcare Products	0.7
Holding Companies – Diversified	0.7
Electronics	0.6
Retail	0.6
Semiconductors & Semiconductor Equipment	0.6
Media	0.6
Biotechnology	0.6
Diversified Manufacturing	0.6
Advertising	0.6
Restaurants	0.6
Auto Parts & Equipment	0.6
Building & Construction	0.5
Apparel	0.2

98.2
Other assets in excess of liabilities	1.8

100.0%

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.8%
COMMON STOCKS — 94.1%
Australia — 4.2%
Bendigo and Adelaide Bank Ltd.	764,800	$6,194,828
BHP Billiton Ltd.	295,253	9,775,943
Caltex Australia Ltd.	524,200	5,402,702
Challenger Ltd.	872,300	3,537,984
Downer EDI Ltd.*	585,700	1,603,090
Emeco Holdings Ltd.	4,867,000	4,546,791
Goodman Fielder Ltd.	6,215,058	2,848,673
Metcash Ltd.	814,200	3,209,606
Mount Gibson Iron Ltd.	2,634,500	3,324,386
National Australia Bank Ltd.	364,300	7,738,212
OneSteel Ltd.	3,650,800	4,278,507
Pacific Brands Ltd.	3,053,600	1,952,876
Rio Tinto Ltd.	85,100	4,984,593
Telstra Corp. Ltd.	805,400	2,398,659
Westpac Banking Corp.	140,900	2,728,559

		64,525,409

Austria — 0.5%
OMV AG	185,800	5,530,597
Voestalpine AG	89,100	2,575,631

		8,106,228

Belgium — 0.7%
AGFA-Gevaert NV*	624,500	1,611,694
Delhaize Group SA	111,749	6,532,735
KBC Groep NV	110,200	2,542,398

		10,686,827

Bermuda — 0.3%
Yue Yuen Industrial Holdings Ltd.	1,605,000	4,150,984

Brazil — 1.3%
BM&FBOVESPA SA	1,467,650	6,767,465
Embraer SA, ADR	250,430	6,353,409
Natura Cosmeticos SA	406,800	6,923,335

		20,044,209

Canada — 2.3%
Canadian National Railway Co.	172,430	11,523,307
Canadian Natural Resources Ltd.	271,482	7,971,659
Cenovus Energy, Inc.	234,800	7,230,648
Potash Corp. of Saskatchewan, Inc.	207,410	8,964,260

		35,689,874

Cayman Islands — 0.5%
Tencent Holdings Ltd.	352,974	7,321,425

China — 1.8%
China Life Insurance Co. Ltd. (Class H Stock)	2,614,190	6,183,620
China Merchants Bank Co. Ltd. (Class H Stock)	4,816,153	7,285,380
CITIC Securities Co. Ltd. (Class H Stock)*	324,300	553,868
Industrial & Commercial Bank of China Ltd. (Class H Stock)	13,070,220	6,311,483
Sinopharm Group Co. Ltd. (Class H Stock)	2,651,585	6,983,717

		27,318,068

Denmark — 1.3%
Danske Bank A/S*	90,200	1,261,555
H. Lundbeck A/S	119,600	2,275,957

	Shares	Value
COMMON STOCKS (Continued)
Denmark (cont’d.)
Novo Nordisk A/S (Class B Stock)	158,963	$15,854,048

		19,391,560

Finland — 0.1%
Tieto Oyj	171,222	2,153,604

France — 7.8%
Air Liquide SA	118,651	13,855,537
AXA SA	280,700	3,651,861
BNP Paribas SA	142,900	5,633,478
Ciments Francais SA	40,502	3,365,575
Credit Agricole SA	367,800	2,529,474
France Telecom SA	220,200	3,603,971
LVMH Moet Hennessy Louis Vuitton SA	118,857	15,689,128
Publicis Groupe SA	259,400	10,826,409
Rallye SA	61,206	1,758,447
Renault SA	82,200	2,722,741
Sanofi	240,800	15,839,013
SCOR SE	144,100	3,108,385
Societe Generale SA	137,375	3,596,164
Total SA	312,700	13,796,106
Valeo SA	138,300	5,813,469
Vallourec SA	80,500	4,609,964
Vivendi SA	409,100	8,329,224

		118,728,946

Germany — 9.9%
Adidas AG	265,155	16,136,220
Allianz SE	178,300	16,711,879
Aurubis AG	42,600	2,153,833
BASF SE	160,100	9,760,541
Bayer AG	212,692	11,737,131
Daimler AG	147,500	6,559,963
Deutsche Bank AG	147,600	5,114,519
E.ON AG	151,400	3,284,773
Fresenius Medical Care AG & Co. KGaA	199,540	13,536,587
Hannover Rueckversicherung AG	44,400	2,007,389
Merck KGaA	66,800	5,471,481
Metro AG	37,214	1,579,681
Muenchener Rueckversicherungs- Gesellschaft AG	39,400	4,893,341
Rheinmetall AG	104,800	4,915,728
RWE AG	148,800	5,488,948
SAP AG	329,053	16,742,919
Siemens AG	159,100	14,314,255
ThyssenKrupp AG	194,700	4,784,037
Volkswagen AG	50,700	6,246,670

		151,439,895

Greece
Alpha Bank A.E.*	39,800	69,426

Hong Kong — 2.5%
Cathay Pacific Airways Ltd.	3,261,000	5,322,060
Chaoda Modern Agriculture Holdings Ltd.	4,592,602	583,850
CNOOC Ltd.	7,573,691	12,177,701
First Pacific Co. Ltd.	5,750,000	5,075,062
Hong Kong Exchanges & Clearing Ltd.	816,458	11,843,408
Kingboard Chemical Holdings Ltd.	989,500	2,665,351

		37,667,432

India — 0.4%
Coal India Ltd.	868,872	5,892,282

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Ireland — 0.5%
Covidien PLC	159,530	$7,035,273
Irish Life & Permanent Group Holdings PLC*	206,800	8,312

		7,043,585

Israel — 1.9%
Bank Hapoalim BM	698,900	2,413,069
Check Point Software Technologies Ltd.*	167,300	8,826,748
Elbit Systems Ltd., (TASE)	110,800	4,314,357
Elbit Systems Ltd., (NASDAQ GS)	400	15,880
Teva Pharmaceutical Industries Ltd.	26,504	981,978
Teva Pharmaceutical Industries Ltd., ADR	349,345	13,002,621

		29,554,653

Italy — 1.8%
Banco Popolare Scarl	87,100	144,012
Enel SpA	2,101,300	9,275,561
ENI SpA	542,000	9,535,232
Finmeccanica SpA	544,700	3,768,887
Fondiaria-Sai SpA*	88,800	185,262
Telecom Italia SpA	4,403,200	4,784,109

		27,693,063

Japan — 18.0%
Aoyama Trading Co. Ltd.	144,900	2,512,647
Canon, Inc.	250,172	11,359,321
Chiba Bank Ltd. (The)	482,000	3,343,125
Circle K Sunkus Co. Ltd.	124,400	2,093,383
COMSYS Holdings Corp.	348,800	3,435,551
Dai-ichi Life Insurance Co. Ltd. (The)	5,153	5,326,439
FANUC Corp.	60,059	8,272,881
Fukuoka Financial Group, Inc.	1,127,000	4,715,575
Fuyo General Lease Co. Ltd.	116,500	4,291,422
Heiwa Corp.	344,400	6,096,397
Hitachi Capital Corp.	179,000	2,231,195
Itochu Techno-Solutions Corp.	67,900	3,054,796
JX Holdings, Inc.	623,913	3,501,828
KDDI Corp.	2,901	19,971,527
Keihin Corp.	166,500	2,855,312
Keiyo Bank Ltd. (The)	756,000	4,087,246
Komatsu Ltd.	613,517	13,227,465
K’s Holdings Corp.	122,800	4,818,698
KYORIN Holdings, Inc.	281,000	5,876,163
Kyowa Exeo Corp.	577,800	5,513,733
Marubeni Corp.	919,000	5,131,661
Miraca Holdings, Inc.	56,800	2,496,572
Mitsubishi Corp.	221,600	4,511,696
Mitsubishi UFJ Financial Group, Inc.	2,937,610	13,482,613
Mitsui & Co. Ltd.	328,900	4,764,207
Mitsui Mining & Smelting Co. Ltd.	1,002,000	2,583,013
Mizuho Financial Group, Inc.	4,742,700	6,945,140
Nichirei Corp.	522,000	2,414,551
Nippon Electric Glass Co. Ltd.	334,000	3,035,056
Nippon Shokubai Co. Ltd.	382,000	4,734,324
Nippon Telegraph & Telephone Corp.	212,600	10,185,271
Nishi-Nippon City Bank Ltd. (The)	1,839,000	5,651,539
Nissan Shatai Co. Ltd.	465,000	3,807,984
Nisshin Oillio Group Ltd. (The)	468,000	2,245,022
NTT DoCoMo, Inc.	5,200	9,474,656
Sankyo Co. Ltd.	65,300	3,533,397
Sankyu, Inc.	958,000	4,511,953

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Seino Holdings Co. Ltd.	622,000	$5,057,940
Shimachu Co. Ltd.	203,600	4,903,941
Shizuoka Gas Co. Ltd.	411,300	2,776,789
Sumitomo Bakelite Co. Ltd.	691,000	3,686,433
Sumitomo Corp.	632,400	7,825,041
Sumitomo Mitsui Financial Group, Inc.	261,100	7,356,645
Toagosei Co. Ltd.	1,128,000	5,528,530
Toppan Forms Co. Ltd.	291,200	2,330,425
Toyo Suisan Kaisha Ltd.	106,000	2,907,043
Toyota Motor Corp.	416,958	14,292,981
Toyota Tsusho Corp.	206,600	3,534,622
Tsuruha Holdings, Inc.	76,000	4,232,862
Yokohama Rubber Co. Ltd. (The)	783,000	4,548,531

		275,075,142

Kazakhstan — 0.2%
Kazakhmys PLC	205,700	2,512,842

Liechtenstein
Verwaltungs-und Privat-Bank AG	4,600	471,977

Mexico — 0.6%
Wal-Mart de Mexico SAB de CV (Class V Stock)	4,178,020	9,580,093

Netherlands — 3.2%
Aegon NV*	603,554	2,446,426
ING Groep NV, CVA*	1,277,700	9,012,689
Koninklijke Ahold NV	489,300	5,754,239
Koninklijke DSM NV	118,700	5,160,895
Koninklijke KPN NV	475,900	6,268,077
Nutreco NV	51,300	3,203,585
Schlumberger Ltd.	217,489	12,990,618
Yandex NV	203,100	4,145,271

		48,981,800

New Zealand — 0.1%
Air New Zealand Ltd.	1,857,800	1,533,369

Norway — 0.8%
DnB NOR ASA	268,200	2,672,926
Marine Harvest ASA	10,010,500	4,362,730
Statoil ASA	251,700	5,400,947

		12,436,603

Portugal — 0.1%
Banco Espirito Santo SA	457,600	1,211,982

Singapore — 0.3%
Hong Leong Asia Ltd.	1,721,000	1,948,505
United Overseas Bank Ltd.	209,000	2,687,485

		4,635,990

South Korea — 1.0%
Hyundai Motor Co.	84,209	14,721,235

Spain — 2.3%
Banco Bilbao Vizcaya Argentaria SA	286,800	2,374,598
Banco Espanol de Credito SA	355,413	2,122,555
Banco Santander SA	772,400	6,315,044
Repsol YPF SA	340,900	8,999,322
Telefonica SA	840,788	16,113,487

		35,925,006

Sweden — 1.8%
Boliden AB	600,400	6,174,090

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Sweden (cont’d.)
Electrolux AB (Class B Stock)	205,100	$3,016,183
Hennes & Mauritz AB (Class B Stock)	408,248	12,223,700
NCC AB (Class B Stock)	199,500	3,246,718
Svenska Cellulosa AB (Class B Stock)	190,500	2,319,530

		26,980,221

Switzerland — 7.3%
Baloise Holding AG	96,600	7,074,288
Clariant AG*	251,700	2,274,103
Credit Suisse Group AG*	609,000	15,932,186
Georg Fischer AG*	8,101	2,808,993
Julius Baer Group Ltd.*	183,186	6,121,741
Nestle SA	302,655	16,661,976
Novartis AG	426,027	23,798,591
Roche Holding AG	57,400	9,270,796
Swatch Group AG (The)	11,280	3,711,392
Swiss Life Holding AG*	52,300	5,735,707
Swiss Re Ltd.*	112,400	5,272,780
UBS AG*	365,025	4,175,365
Zurich Financial Services AG*	39,000	8,123,874

		110,961,792

Taiwan — 1.0%
HTC Corp	681,450	14,962,520

Turkey — 0.5%
Turkiye Garanti Bankasi A/S	2,059,483	7,969,791

United Kingdom — 19.1%
ARM Holdings PLC	877,019	7,499,976
AstraZeneca PLC	332,700	14,765,103
Aviva PLC	1,096,200	5,155,311
BAE Systems PLC	2,203,100	9,099,194
Barclays PLC	1,083,848	2,657,992
Beazley PLC	1,229,425	2,217,284
Berendsen PLC	349,976	2,341,749
BG Group PLC	766,166	14,663,411
BP PLC	1,984,500	11,898,465
British American Tobacco PLC	399,565	16,871,812
BT Group PLC	3,549,300	9,513,305
Carnival PLC	373,419	11,639,759
Cookson Group PLC	725,600	4,840,670
Dairy Crest Group PLC	336,900	1,831,958
Drax Group PLC	462,900	3,442,079
DS Smith PLC	1,325,939	3,590,833
GlaxoSmithKline PLC	260,200	5,369,267
Go-Ahead Group PLC	67,088	1,378,967
Home Retail Group PLC	2,750,200	4,779,353
Intermediate Capital Group PLC	742,600	2,469,258
J Sainsbury PLC	695,300	2,960,644
Kesa Electricals PLC	1,314,300	1,707,512
Kingfisher PLC	2,815,546	10,811,504
Legal & General Group PLC	2,597,600	3,879,585
Logica PLC	2,372,600	2,881,281
Marks & Spencer Group PLC	1,472,800	7,171,898
Marston’s PLC	836,690	1,206,710
Micro Focus International PLC	139,148	694,493
Mondi PLC	388,730	2,841,030
Old Mutual PLC	2,419,500	3,926,029
Pace PLC	1,536,215	2,262,917
Pearson PLC	492,560	8,688,358
Premier Foods PLC*	854,149	135,859
Reckitt Benckiser Group PLC	299,766	15,188,607

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Rexam PLC	795,200	$3,823,910
Rolls-Royce Holdings PLC*	559,890	5,146,944
Royal Dutch Shell PLC (Class B Stock)	750,900	23,364,132
RSA Insurance Group PLC	1,360,800	2,341,884
SABMiller PLC	229,346	7,483,362
Standard Chartered PLC	716,919	14,303,285
Tesco PLC	2,760,326	16,168,876
Thomas Cook Group PLC	1,173,400	723,273
Tullett Prebon PLC	618,347	3,249,486
Vodafone Group PLC	2,064,500	5,320,817
WM Morrison Supermarkets PLC	2,321,300	10,466,161

		292,774,303

TOTAL COMMON STOCKS (cost $1,660,518,417)		1,438,212,136

PREFERRED STOCK — 0.7%
Germany
Volkswagen AG (PRFC Shares) (cost $8,817,989)	87,422	11,536,906

	Units
RIGHTS(l)*
Spain
Banco Bilbao Vizcaya Argentaria SA, expiring 10/14/11 (cost $0)	286,800	42,266

TOTAL LONG-TERM INVESTMENTS (cost $1,669,336,406)		1,449,791,308

	Shares
SHORT-TERM INVESTMENT — 0.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $2,619,467)(w)	2,619,467	2,619,467

TOTAL INVESTMENTS — 95.0% (cost $1,671,955,873)		1,452,410,775
Other assets in excess of liabilities(x) — 5.0%		76,086,061

NET ASSETS — 100.0%		$1,528,496,836

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
NASDAQ GS	National Association for Securities Dealers Global Markets, U.S.
PRFC	Preference Shares
TASE	Tel Aviv Stock Exchange
EUR	Euro

*	Non-income producing security.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2011.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at September 30, 2011:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation(1)
Euro,
Expiring 11/09/11	Citigroup Global Markets	EUR	12,695	$18,235,157	$17,003,146	$1,232,011
Expiring 11/09/11	State Street Bank	EUR	19,768	28,329,199	26,476,588	1,852,611

				$46,564,356	$43,479,734	$3,084,622

(1) The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2011.

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$64,525,409	$—
Austria	—	8,106,228	—
Belgium	—	10,686,827	—
Bermuda	—	4,150,984	—
Brazil	20,044,209	—	—
Canada	35,689,874	—	—
Cayman Islands	—	7,321,425	—
China	—	27,318,068	—
Denmark	—	19,391,560	—
Finland	—	2,153,604	—
France	—	118,728,946	—
Germany	—	151,439,895	—
Greece	—	69,426	—
Hong Kong	—	37,083,582	583,850
India	—	5,892,282	—
Ireland	7,043,585	—	—
Israel	21,845,249	7,709,404	—
Italy	—	27,693,063	—
Japan	13,482,613	261,592,529	—
Kazakhstan	—	2,512,842	—
Liechtenstein	471,977	—	—
Mexico	9,580,093	—	—
Netherlands	17,135,889	31,845,911	—
New Zealand	—	1,533,369	—
Norway	—	12,436,603	—
Portugal	—	1,211,982	—
Singapore	—	4,635,990	—
South Korea	—	14,721,235	—
Spain	2,374,598	33,550,408	—
Sweden	—	26,980,221	—
Switzerland	5,272,780	105,689,012	—
Taiwan	—	14,962,520	—
Turkey	—	7,969,791	—
United Kingdom	—	292,774,303	—
Preferred Stock — Germany	—	11,536,906	—
Rights — Spain	42,266	—	—
Affiliated Money Market Mutual Fund	2,619,467	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	3,084,622	—

Total	$135,602,600	$1,319,308,947	$583,850

Fair Value of Level 2 investments at 12/31/10 was $0. $1,706,197,344 was transferred into Level 2 from Level 1 at 9/30/11 as a result of using third-party vendor modeling tools due to significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

*     Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30,2011 were as follows:

Banks	11.0%
Oil & Gas	9.3
Pharmaceuticals	8.0
Insurance	6.4
Telecommunications	5.7
Food	5.4
Retail	4.6
Chemicals	4.3
Auto Manufacturers	3.9
Diversified Financial Services	2.3
Aerospace/Defense	1.9
Software	1.7
Mining	1.7
Distribution/Wholesale	1.7
Computers	1.5
Transportation	1.5
Holding Companies – Diversified	1.4
Apparel	1.3
Electric	1.2
Household Products/ Wares	1.1
Media	1.1
Agriculture	1.1
Iron/Steel	1.0
Miscellaneous Manufacturing	0.9
Engineering & Construction	0.9
Healthcare – Services	0.9
Machinery – Construction & Mining	0.9
Auto Parts & Equipment	0.9

Hotels, Restaurants & Leisure	0.8%
Internet	0.8
Office Equipment	0.7
Advertising	0.7
Industrial Conglomerates	0.6
Entertainment	0.6
Forest & Paper Products	0.6
Beverages	0.6
Machinery & Equipment	0.5
Semiconductors	0.5
Healthcare Products	0.5
Cosmetics/Personal Care	0.5
Airlines	0.4
Metal Fabricate/Hardware	0.4
Coal	0.4
Building Materials	0.3
Home Furnishings	0.3
Commercial Services	0.3
Trading Companies & Distributors	0.3
Containers & Packaging	0.3
Independent Power Producers & Energy Traders	0.2
Electronics	0.2
Machinery	0.2
Gas	0.2
Electronic Components & Equipment	0.2
Affiliated Money Market Mutual Fund	0.2
Healthcare Technology	0.1

95.0
Other assets in excess of liabilities	5.0

100.0%

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 79.6%

ASSET-BACKED SECURITIES — 0.5%

Non-Residential Mortgage-Backed Securities — 0.4%
Apidos CDO (Cayman Islands), Series 8A, Class A1, 144A	Aaa	1.858	%(c)	10/17/21	$2,500	$2,467,575
ARES CLO Funds (Cayman Islands), Series 2005-10A, Class A3, 144A	Aaa	0.590	%(c)	09/18/17	557	541,082
BA Credit Card Trust, Series 2006-C5, Class C5 .	A3	0.629	%(c)	01/15/16	5,000	4,944,755
Bank One Issuance Trust, Series 2004-C2, Class C2	Baa2	1.029	%(c)	02/15/17	3,000	2,961,938
BlackRock Senior Income Series Corp. (Cayman Islands), Series 2005-2A, Class A1, 144A	Aaa	0.562	%(c)	05/25/17	1,354	1,314,230
Chase Issuance Trust, Series 2006-C4, Class C4.	Baa2	0.519	%(c)	01/15/14	1,000	999,662
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6	Baa2	6.300%		06/20/14	12,706	13,142,419
First CLO Ltd. (Cayman Islands), Series 2004-1A1, Class A1, 144A	Aaa	0.602	%(c)	07/27/16	460	455,107
Fuel Trust, Sec’d. Notes, 144A	Baa2	3.984%		06/15/16	4,025	3,941,047
Fuel Trust, Sec’d. Notes, 144A	Baa2	4.207%		04/15/16	775	772,117
Gulf Stream Compass CLO Ltd. (Cayman Islands), Series 2004-1A, Class A, 144A	Aaa	0.609	%(c)	07/15/16	124	120,944
Landmark CDO Ltd. (Cayman Islands), Series 2006-8A, Class A1, 144A	Aaa	0.490	%(c)	10/19/20	967	916,747
MBNA Credit Card Master Note Trust, Series 2002-C3, Class C3	A3	1.579	%(c)	10/15/14	1,500	1,504,250
MBNA Credit Card Master Note Trust, Series 2002-C6, Class C6	A3	2.229	%(c)	03/16/15	14,000	14,154,448
MBNA Credit Card Master Note Trust, Series 2004-C2, Class C2	A3	1.129	%(c)	11/15/16	1,500	1,492,167
MBNA Credit Card Master Note Trust, Series 2006-C1, Class C1	A3	0.649	%(c)	07/15/15	7,000	6,941,952
Trimaran CLO Ltd. (Cayman Islands), Series 2A, Class A1L, 144A	Aaa	0.504	%(c)	11/01/18	2,500	2,364,182

						59,034,622

Residential Mortgage-Backed Securities — 0.1%
ACE Securities Corp., Series 2004-IN1, Class A1	Aa2	0.555	%(c)	05/25/34	1,649	1,285,965
Ameriquest Mortgage Securities, Inc., Series 2004-R8, Class M1	Baa1	1.195	%(c)	09/25/34	2,000	1,508,752
Asset Backed Securities Corp. Home Equity,Series 2004-HE6, Class A2	Aaa	0.595	%(c)	09/25/34	1,942	1,594,403
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class A2	Aa2	0.595	%(c)	10/25/34	389	346,351
Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A5	Aa3	0.625	%(c)	11/25/34	1,523	1,302,944
Countrywide Asset-Backed Certificates, Series 2004-ECC2, Class M1	Aa3	1.135	%(c)	12/25/34	2,772	2,379,143
GSAMP Trust, Series 2005-WMC1, Class A4	Aa1	0.615	%(c)	09/25/35	1,024	985,240
Home Equity Asset Trust, Series 2005-5, Class 2A2	Aaa	0.485	%(c)	11/25/35	321	316,669
HSBC Home Equity Loan Trust, Series 2005-3, Class M1	Aa1	0.651	%(c)	01/20/35	1,615	1,393,432
HSBC Home Equity Loan Trust, Series 2007-3, Class A1	Aaa	1.031	%(c)	11/20/36	189	188,982
MASTR Asset Backed Securities Trust, Series 2004-OPT2, Class A2	Aa1	0.585	%(c)	09/25/34	759	494,415

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
MASTR Asset Backed Securities Trust, Series 2005-NC1, Class M1	Aa1	0.715	%(c)	12/25/34	$2,360	$1,703,255
Morgan Stanley ABS Capital I, Series 2002-HE3, Class A2	Aaa	1.315	%(c)	03/25/33	353	302,216
Morgan Stanley ABS Capital I, Series 2004-HE4, Class M1	B3	1.135	%(c)	05/25/34	6,982	4,988,849
Morgan Stanley ABS Capital I, Series 2004-NC5, Class M1(a)	Caa1	1.135	%(c)	05/25/34	1,958	1,316,300
Option One Mortgage Loan Trust, Series 2003-3, Class A1	Baa1	0.815	%(c)	06/25/33	754	615,703
Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class AF3	Aaa	4.437	%(c)	07/25/35	37	37,196

						20,759,815

TOTAL ASSET-BACKED SECURITIES (cost $71,450,652)						79,794,437

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.2%
Banc of America Commercial Mortgage, Inc., Series 2006-1, Class A2	Aaa	5.334	%(c)	09/10/45	1,269	1,267,399
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A3	AAA(d)	5.395%		12/11/40	2,000	2,019,514
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A3	Aaa	4.550%		06/11/41	1,336	1,342,992
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A2	AAA(d)	5.426%		09/11/41	1,440	1,438,896
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2	AAA(d)	5.330%		01/12/45	2,000	2,012,418
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class ASB	Aaa	5.922	%(c)	03/15/49	1,861	1,949,918
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A4	Aaa	5.526	%(c)	01/15/46	66,198	70,108,779
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series CD3, Class A5	Aaa	5.617%		10/15/48	4,595	4,831,266
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4	AAA(d)	5.943	%(c)	06/10/46	6,975	7,607,849
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A2	Aaa	5.811	%(c)	12/10/49	1,947	1,961,292
Credit Suisse Mortgage Capital Certificates, Series C2, Class A2	Aaa	5.448	%(c)	01/15/49	16,696	16,752,588
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 144A	Aaa	3.527%		07/10/44	14,298	14,497,297
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	Aaa	3.642%		08/10/44	24,800	25,574,767
Federal Home Loan Mortgage Corp., Series 2009-K004, Class A3	NR	4.241%		08/25/19	1,400	1,540,286
GE Capital Commercial Mortgage Corp., Series 2006-C1, Class A4	AAA(d)	5.510	%(c)	03/10/44	10,000	10,723,280
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%		12/10/49	6,735	6,770,650
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A3	Aaa	6.074	%(c)	07/10/38	6,310	6,607,340
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%		03/10/39	19,598	19,716,408
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AA-(d)	5.553	%(c)	04/10/38	24,192	25,679,106

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
(Continued)
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	$93,300	$98,595,708
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5	Aaa	4.654%		01/12/37	6,219	6,324,878
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A3A1	Aaa	5.455	%(c)	01/12/43	10,000	10,202,070
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A3A, 144A	Aaa	5.491	%(c)	12/12/44	3,790	3,828,218
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3A	Aaa	5.388%		05/15/45	10,000	10,298,460
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2 .	Aaa	5.990	%(c)	06/15/49	4,173	4,236,376
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C5, Class A3	Aaa	4.171%		08/15/46	18,800	19,371,998
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2	Aaa	5.262%		09/15/39	216	216,570
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A2	AAA(d)	5.588%		09/15/45	2,000	2,035,872
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4	Aaa	5.047	%(c)	07/12/38	7,475	8,118,867
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742	%(c)	08/12/43	40,500	44,479,003
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4	Aaa	6.097	%(c)	06/12/46	6,750	7,469,719
Morgan Stanley Capital I, Series HQ8, Class A4 .	Aaa	5.598	%(c)	03/12/44	14,380	15,708,209
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	Aaa	6.011	%(c)	06/15/45	21,700	23,551,487
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A2	Aaa	5.500%		10/15/48	1,203	1,202,065
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2	Aaa	6.051	%(c)	02/15/51	9,315	9,402,950

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $480,072,436)						487,444,495

CORPORATE BONDS — 18.5%

Aerospace & Defense — 0.1%
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%		07/15/20	700	724,443
L-3 Communications Corp., Gtd. Notes	Ba1	6.375%		10/15/15	5,000	5,106,250
Lockheed Martin Corp., Sr. Unsec’d. Notes	Baa1	2.125%		09/15/16	3,540	3,519,698
Moog, Inc., Sr. Sub. Notes	Ba3	6.250%		01/15/15	2,080	2,080,000

						11,430,391

Airlines
Continental Airlines, Inc., Series A, Pass-Through Certificates(a)	Baa2	4.750%		01/12/21	260	249,600
Continental Airlines, Inc., Series A, Pass-Through Certificates(a)	Baa1	5.983%		04/19/22	1,752	1,760,741
Delta Air Lines, Inc., Series 1A, Pass-Through Certificates	Baa2	6.200%		07/02/18	755	777,251

						2,787,592

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Automotive — 0.1%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A(a)	A3	2.625%	09/15/16	$10,000	$9,753,180
Harley-Davidson Funding Corp., Gtd. Notes, MTN, 144A	Baa1	5.750%	12/15/14	500	545,262

					10,298,442

Banking — 7.5%
American Express Co., Sr. Unsec’d. Notes(h)	A3	8.125%	05/20/19	49,900	62,979,389
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	3.750%	07/12/16	25,000	22,745,275
Bank of America Corp., Sr. Unsec’d. Notes(a)(h)	Baa1	5.625%	07/01/20	50,000	46,053,100
Bank of America Corp., Sr. Unsec’d. Notes(h)	Baa1	6.000%	09/01/17	8,150	7,841,139
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	Baa1	5.000%	05/13/21	78,000	69,588,012
Bank of America Corp., Series L, Sr. Unsec’d. Notes, MTN(a)	Baa1	5.650%	05/01/18	1,000	949,533
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	Aa2	3.550%	09/23/21	10,000	9,968,300
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	5.125%	01/08/20	10,000	9,799,620
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	6.750%	05/22/19	3,250	3,511,138
Bear Stearns Cos LLC. (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	3,500	4,125,765
Capital One Financial Corp., Sr. Unsec’d. Notes(a)	Baa1	4.750%	07/15/21	48,650	48,730,029
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	7.375%	05/23/14	4,900	5,473,251
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	3.953%	06/15/16	25,000	24,940,525
Citigroup, Inc., Sr. Unsec’d. Notes(a)(h)	A3	5.375%	08/09/20	104,935	108,714,444
Citigroup, Inc., Sr. Unsec’d. Notes(h)	A3	6.125%	05/15/18	4,750	5,094,869
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	9,465	11,432,016
Credit Suisse (Switzerland), Sub. Notes	Aa2	6.000%	02/15/18	14,000	14,206,892
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	1,665	1,764,812
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A1	5.250%	07/27/21	168,650	166,375,755
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(h)	A1	6.150%	04/01/18	5,500	5,699,518
HSBC Bank PLC (United Kingdom), Sr. Notes, 144A	Aa2	3.500%	06/28/15	2,220	2,252,707
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa2	5.100%	04/05/21	20,000	20,595,000
JPMorgan Chase & Co., Sr. Notes(h)	Aa3	4.625%	05/10/21	50,000	51,114,800
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	3.150%	07/05/16	815	809,707
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	Aa3	4.250%	10/15/20	33,000	33,078,210
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	Aa3	4.350%	08/15/21	103,650	104,738,843
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	Aa3	6.000%	01/15/18	2,500	2,784,080
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes(a)	Aa3	6.375%	01/21/21	6,750	6,654,994
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	Aa3	5.800%	01/13/20	1,000	950,853
Morgan Stanley, Sr. Unsec’d. Notes(a)	A2	5.500%	07/28/21	155,000	143,569,835
Morgan Stanley, Series E, Sr. Unsec’d. Notes(h)	A2	5.450%	01/09/17	8,000	7,716,624
Northern Trust Corp., Sr. Unsec’d. Notes	A1	3.375%	08/23/21	2,630	2,662,425
PNC Funding Corp., Gtd. Notes(a)	A3	2.700%	09/19/16	6,025	6,025,512
PNC Funding Corp., Gtd. Notes	A3	6.700%	06/10/19	2,130	2,557,152
Royal Bank of Scotland Group PLC (The) (United Kingdom), Series 2, Gtd. Notes	Aa3	3.400%	08/23/13	3,000	2,986,170

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banking (cont’d.)
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes(a)	Aa3	6.125%	01/11/21	$5,000	$4,942,825
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa1	4.625%	04/19/16	165	158,959
Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A(a)	Aaa	1.625%	09/14/16	26,600	26,508,230
UBS AG (Switzerland), Series DPNT, Sr. Unsec’d. Notes, MTN	Aa3	3.875%	01/15/15	2,000	1,991,578
Wachovia Corp., Sr. Unsec’d. Notes, MTN(h)	A2	5.750%	02/01/18	36,000	40,560,768
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	A2	4.600%	04/01/21	65,000	69,478,890

					1,162,131,544

Building Materials & Construction
CRH America, Inc., Gtd. Notes	Baa1	8.125%	07/15/18	1,000	1,169,648

Cable — 0.7%
Charter Communications Operating LLC, Sec’d. Notes, 144A	Ba2	8.000%	04/30/12	7,000	7,105,000
Comcast Corp., Gtd. Notes(a)	Baa1	5.150%	03/01/20	3,000	3,386,091
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.500%	04/15/14	3,350	3,613,812
DIRECTV Holdings LLC, Gtd. Notes	Baa2	3.550%	03/15/15	1,745	1,819,883
DIRECTV Holdings LLC, Gtd. Notes	Baa2	4.750%	10/01/14	3,660	3,965,240
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc, Gtd. Notes(a)	Baa2	5.000%	03/01/21	20,000	21,155,400
Time Warner Cable, Inc., Gtd. Notes(a)	Baa2	4.000%	09/01/21	31,075	30,388,802
Time Warner Cable, Inc., Gtd. Notes(a)	Baa2	4.125%	02/15/21	24,977	24,874,245
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.750%	02/14/19	2,525	3,231,174
Videotron Ltee (Canada), Gtd. Notes	Ba1	9.125%	04/15/18	1,250	1,362,500

					100,902,147

Capital Goods — 0.5%
Case New Holland, Inc., Gtd. Notes	Ba2	7.750%	09/01/13	5,000	5,212,500
Caterpillar, Inc., Sr. Unsec’d. Notes	A2	3.900%	05/27/21	48,650	52,469,560
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,777,259; purchased 06/24/10)(f)	Baa1	2.750%	07/01/13(g)	1,780	1,800,721
Illinois Tool Works, Inc., Sr. Unsec’d. Notes, 144A	A1	3.375%	09/15/21	1,080	1,106,703
Waste Management, Inc., Gtd. Notes	Baa3	2.600%	09/01/16	2,095	2,099,965
Waste Management, Inc., Gtd. Notes	Baa3	7.375%	03/11/19	2,000	2,506,598
Xylem, Inc., Gtd. Notes, 144A	Baa2	4.875%	10/01/21	12,260	12,599,671

					77,795,718

Chemicals — 0.5%
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	Baa3	4.250%	11/15/20	70,415	70,793,269
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	3.625%	01/15/21	5,000	5,219,105
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.250%	04/01/21	2,000	2,191,610
Lubrizol Corp., Sr. Unsec’d. Notes	Aa2	8.875%	02/01/19	1,750	2,373,354
Lyondell Chemical Co., Sec’d. Notes	Ba3	11.000%	05/01/18	2,000	2,160,000
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes	Ba2	6.500%	01/15/12	2,005	2,010,012

					84,747,350

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Consumer — 0.1%
Jarden Corp., Gtd. Notes	Ba3	8.000%	05/01/16	$5,085	$5,371,031
VF Corp., Sr. Unsec’d. Notes	A3	3.500%	09/01/21	2,585	2,627,867

					7,998,898

Electric — 0.2%
Commonwealth Edison Co., First Mortgage Bonds	Baa1	3.400%	09/01/21	22,335	22,375,761
Consumers Energy Co., First Mortgage Bonds	A3	6.125%	03/15/19	1,000	1,216,168
E.ON International Finance BV (Netherlands), Gtd. Notes, 144A	A2	5.800%	04/30/18	500	573,438
Indiana Michigan Power Co., Sr. Unsec’d. Notes	Baa2	7.000%	03/15/19	2,000	2,468,800
Nevada Power Co., General Ref. Mortgage	Baa2	5.875%	01/15/15	2,297	2,566,473
PPL Electric Utilities Corp., First Mortgage Bonds	A3	3.000%	09/15/21	5,000	4,987,880
PSEG Power LLC, Sr. Unsec’d. Notes	Baa1	2.750%	09/15/16	1,560	1,552,986
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	Baa2	4.750%	01/15/15	1,200	1,274,765

					37,016,271

Energy - Integrated — 0.3%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	3,055	3,156,670
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	A2	3.200%	03/11/16	5,595	5,832,939
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	A2	4.500%	10/01/20	10,075	10,912,525
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.742%	03/11/21	11,939	13,103,220
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	1,550	1,668,939
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	5.700%	10/15/19	3,000	3,463,398
Petro-Canada (Canada), Sr. Unsec’d. Notes	Baa2	6.050%	05/15/18	650	755,032
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/24/15	2,470	2,611,054

					41,503,777

Energy - Other — 0.5%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	5.950%	09/15/16	10,000	10,937,990
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.375%	09/15/17	10,000	11,218,240
Cameron International Corp., Sr. Unsec’d. Notes(a)	Baa1	4.500%	06/01/21	935	981,426
Devon Energy Corp., Sr. Unsec’d. Notes(a)	Baa1	4.000%	07/15/21	18,000	18,756,216
Kerr-McGee Corp., Gtd. Notes	Ba1	6.950%	07/01/24	2,000	2,337,566
Nabors Industries, Inc., Gtd. Notes, 144A	Baa2	4.625%	09/15/21	3,850	3,779,576
Nabors Industries, Inc., Gtd. Notes	Baa2	6.150%	02/15/18	2,500	2,787,520
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A2	3.125%	02/15/22	14,710	14,705,808
Schlumberger Norge AS, Gtd. Notes, 144A	A1	1.950%	09/14/16	6,185	6,150,853
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.125%	09/15/20	5,000	5,088,510
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	7.000%	03/15/38	500	550,264
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	9.625%	03/01/19	1,300	1,679,618
Weatherford International, Inc., Gtd. Notes	Baa2	6.350%	06/15/17	500	564,756

					79,538,343

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods — 1.1%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(a)	Baa1	4.375%	02/15/21		$45,000	$49,714,200
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	5.375%	01/15/20		10,600	12,349,922
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	7.750%	01/15/19		2,750	3,571,395
ARAMARK Corp., Gtd. Notes(a)	B3	8.500%	02/01/15		6,000	6,075,000
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17		1,000	1,168,900
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.700%	02/15/17		750	878,810
Kraft Foods, Inc., Sr. Unsec’d. Notes(a)	Baa2	5.375%	02/10/20		73,400	83,068,321
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	A2	5.350%	03/01/18		750	894,470
PepsiCo., Inc., Sr. Unsec’d. Notes(a)	Aa3	3.000%	08/25/21		9,450	9,540,342
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba2	10.000%	07/15/14		2,500	2,837,500
Wendy’s Co. (The), Gtd. Notes(a)	B3	10.000%	07/15/16		4,000	4,210,000

						174,308,860

Gaming
MGM Resorts International, Sr. Sec’d. Notes	Ba3	13.000%	11/15/13		5,000	5,700,000
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $2,100,000; purchased 08/10/11)(f)	B1	11.375%	07/15/16	(g)	2,000	2,040,000

						7,740,000

Healthcare & Pharmaceutical — 0.7%
Amgen, Inc., Sr. Unsec’d. Notes	A3	4.100%	06/15/21		1,330	1,431,585
HCA, Inc., Sr. Unsec’d. Notes	B3	6.375%	01/15/15		3,285	3,194,662
HCA, Inc., Sr. Unsec’d. Notes, MTN	B3	9.000%	12/15/14		1,910	2,005,500
Pfizer, Inc., Sr. Unsec’d. Notes	A1	6.200%	03/15/19		25,070	31,416,145
Roche Holdings, Inc., Gtd. Notes, 144A	A1	6.000%	03/01/19		30,000	36,653,490
Sanofi (France), Sr. Unsec’d. Notes	A2	1.200%	09/30/14		16,120	16,149,258
Stryker Corp., Sr. Unsec’d. Notes	A3	2.000%	09/30/16		8,075	8,113,938
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	A3	3.600%	08/15/21		1,890	1,961,888
Wyeth, Gtd. Notes	A1	5.450%	04/01/17		1,200	1,401,418

						102,327,884

Healthcare Insurance — 0.1%
Aetna, Inc., Sr. Unsec’d. Notes(h)	Baa1	6.500%	09/15/18		2,652	3,182,434
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	5.875%	01/15/12		1,500	1,515,189
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	6.300%	08/15/14		1,000	1,096,473
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	02/15/18		2,600	3,085,272

						8,879,368

Insurance — 0.5%
Allstate Corp. (The), Sr. Unsec’d. Notes(h)	A3	7.450%	05/16/19		1,105	1,350,763
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%	09/15/16		15,025	14,404,437
American International Group, Inc., Sr. Unsec’d. Notes(a)	Baa1	6.400%	12/15/20		875	891,441
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18		10,750	11,915,805
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18		3,885	3,848,870
AON Corp., Sr. Unsec’d. Notes	Baa2	3.500%	09/30/15		1,100	1,135,230
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14		3,750	3,997,729

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Insurance (cont’d.)
Chubb Corp., Sr. Unsec’d. Notes	A2	5.750%	05/15/18	$750	$882,266
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	7.250%	09/01/12	1,000	1,036,361
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300%	06/15/15	1,335	1,404,869
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.850%	06/24/21	16,130	15,549,675
Lincoln National Corp., Sr. Unsec’d. Notes(h)	Baa2	8.750%	07/01/19	2,305	2,732,045
MetLife, Inc., Sr. Unsec’d. Notes(a)	A3	4.750%	02/08/21	7,600	7,909,107
Pacific Lifecorp, Sr. Notes, 144A	Baa1	6.000%	02/10/20	1,500	1,603,552
WR Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.375%	09/15/20	515	528,476
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	5,500	5,581,824

					74,772,450

Lodging
Host Hotels & Resorts LP, Gtd. Notes(a)	Ba1	6.750%	06/01/16	2,000	2,000,000

Media & Entertainment — 1.1%
CBS Corp., Gtd. Notes	Baa2	8.875%	05/15/19	1,650	2,107,314
Discovery Communications LLC, Gtd. Notes(a)	Baa2	4.375%	06/15/21	18,950	19,580,239
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	4,000	4,010,000
NBC Universal Media LLC, Sr. Unsec’d. Notes	Baa2	4.375%	04/01/21	62,640	64,339,799
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	390	416,656
News America, Inc., Gtd. Notes	Baa1	6.150%	02/15/41	35	37,022
News America, Inc., Gtd. Notes	Baa1	6.900%	03/01/19	2,000	2,336,656
Nielsen Finance LLC / Nielsen Finance Co. (Netherlands), Gtd. Notes	B2	11.625%	02/01/14	2,605	2,956,675
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba1	8.600%	08/15/16	3,000	2,910,000
Time Warner, Inc., Gtd. Notes(a)	Baa2	4.750%	03/29/21	30,000	31,499,940
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	1,500	1,595,672
Viacom, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.500%	03/01/21	1,230	1,265,324
Walt Disney Co. (The), Sr. Unsec’d. Notes	A2	2.750%	08/16/21	29,340	28,994,199
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	Ba2	9.500%	06/15/16	2,000	2,025,000

					164,074,496

Metals & Mining — 0.1%
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	Baa1	2.150%	09/27/13	725	722,852
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	Baa3	6.125%	06/01/18	1,635	1,578,382
Century Aluminum Co., Sec’d. Notes	B	8.000%	05/15/14	2,400	2,388,000
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes(a)	A3	2.250%	09/20/16	6,300	6,285,869
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	3.750%	09/20/21	6,445	6,419,452
Teck Resources Ltd. (Canada), Gtd. Notes(a)	Baa2	3.850%	08/15/17	1,015	1,069,516
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	5.650%	06/01/13	3,000	3,015,000
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	5.800%	11/15/16	1,600	1,759,163

					23,238,234

Non-Captive Finance — 1.0%
CIT Group Inc, Sec’d. Notes, 144A	B2	7.000%	05/04/15	5,000	4,962,500
GATX Corp., Sr. Unsec’d. Notes	Baa1	4.750%	10/01/12	2,450	2,519,764
General Electric Capital Corp., Sr. Unsec’d. Notes(a)(h)	Aa2	4.625%	01/07/21	81,650	84,740,697
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN(h)	Aa2	6.000%	08/07/19	5,000	5,628,220
General Electric Capital Corp., Sub. Notes(a)	Aa3	5.300%	02/11/21	49,045	50,879,332

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Non-Captive Finance (cont’d.)
International Lease Finance Corp, Sr. Unsec’d. Notes(a)	B1	5.750%	05/15/16	$275	$244,424
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN(a)	B1	6.375%	03/25/13	5,000	4,862,500
SLM Corp., Sr. Unsec’d. Notes, MTN(a)	Ba1	8.000%	03/25/20	1,770	1,747,339

					155,584,776

Paper — 0.1%
International Paper Co., Sr. Unsec’d. Notes(a)	Baa3	7.500%	08/15/21	2,050	2,370,862
MeadWestvaco Corp., Sr. Unsec’d. Notes	Ba1	7.375%	09/01/19	3,000	3,416,694
Rock-Tenn Co., Gtd. Notes	Ba2	9.250%	03/15/16	4,000	4,260,000

					10,047,556

Pipelines & Other — 0.3%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa1	8.500%	03/15/19	2,735	3,693,125
El Paso Pipeline Partners Operating Co LLC, Gtd. Notes	Ba1	5.000%	10/01/21	4,200	4,207,350
Enbridge Energy Partners LP, Sr. Unsec’d. Notes(a)	Baa2	4.200%	09/15/21	17,150	16,960,098
Enterprise Products Operating LLC, Gtd. Notes	Baa3	4.050%	02/15/22	15,000	15,027,345
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)	Baa2	4.150%	03/01/22	5,000	4,938,130
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	4.250%	02/01/21	1,885	1,946,788
Plains All American Pipeline LP, Gtd. Notes	Baa3	8.750%	05/01/19	1,020	1,301,703
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	1,750	1,976,963
Williams Partners LP, Sr. Unsec’d. Notes	Baa3	4.125%	11/15/20	3,000	2,976,723

					53,028,225

Railroads
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes(a)	A3	3.450%	09/15/21	5,000	5,091,670
CSX Corp., Sr. Unsec’d. Notes	Baa3	7.900%	05/01/17	1,923	2,404,488

					7,496,158

Real Estate Investment Trusts
Duke Realty LP, Sr. Unsec’d. Notes	Baa2	6.250%	05/15/13	2,550	2,662,728
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%	08/15/14	500	542,718
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20	120	125,193
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	5.375%	03/15/13	1,225	1,276,346

					4,606,985

Retailers — 1.2%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	4.125%	05/15/21	25,000	26,020,425
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	06/01/17	1,100	1,262,518
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	08/15/16	3,000	3,469,770
GameStop Corp./GameStop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	985	986,231
Home Depot, Inc., Sr. Unsec’d. Notes	A3	4.400%	04/01/21	58,000	63,023,380
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.250%	12/15/17	2,375	2,817,403
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	7.450%	10/15/16	5,765	6,705,975
Target Corp., Sr. Unsec’d. Notes	A2	3.875%	07/15/20	10,000	10,840,870
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	Aa2	4.250%	04/15/21	62,000	69,428,034

					184,554,606

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Technology — 0.1%
Applied Materials, Inc., Sr. Unsec’d. Notes	A3	2.650%		06/15/16	$125	$128,067
CA, Inc., Sr. Unsec’d. Notes(a)	Baa2	5.375%		12/01/19	2,000	2,200,174
Fiserv, Inc., Gtd. Notes	Baa2	3.125%		10/01/15	1,585	1,613,438
International Business Machines Corp., Sr. Unsec’d. Notes(h)	Aa3	7.625%		10/15/18	3,300	4,376,777
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%		02/15/15	1,040	1,100,089
Xerox Corp., Sr. Unsec’d. Notes	Baa2	6.750%		02/01/17	1,925	2,209,359

						11,627,904

Telecommunications — 1.3%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375%		09/08/16	17,605	17,024,035
AT&T, Inc., Sr. Unsec’d. Notes(a)(h)	A2	3.875%		08/15/21	56,945	58,576,987
AT&T, Inc., Sr. Unsec’d. Notes(h)	A2	4.450%		05/15/21	13,705	14,703,738
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.600%		05/15/18	1,330	1,537,826
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	5.150%		01/15/13	1,000	1,045,818
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes(h)	A2	8.500%		11/15/18	3,000	3,997,623
Embarq Corp., Sr. Unsec’d. Notes (original cost $6,932,400; purchased 02/03/09-08/04/09)(f)	Baa3	7.082%		06/01/16(g)	7,140	7,391,071
France Telecom SA (France), Sr. Unsec’d. Notes(a)	A3	2.750%		09/14/16	5,050	5,011,171
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	Ba2	6.250%		01/15/13	5,000	5,012,500
Qwest Corp., Sr. Unsec’d. Notes(a)	Baa3	3.597%	(c)	06/15/13	2,000	2,005,000
Qwest Corp., Sr. Unsec’d. Notes	Baa3	8.875%		03/15/12	2,000	2,067,500
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	6.999%		06/04/18	1,000	1,002,025
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	A3	4.600%		04/01/21	79,650	88,040,331
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes(a)	A3	5.625%		02/27/17	1,500	1,718,998

						209,134,623

Tobacco — 0.4%
Altria Group, Inc., Gtd. Notes(h)	Baa1	4.750%		05/05/21	45,000	46,546,650
Altria Group, Inc., Gtd. Notes	Baa1	9.700%		11/10/18	4,110	5,446,535
Lorillard Tobacco Co., Gtd. Notes(a)	Baa2	8.125%		06/23/19	865	1,013,354
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.125%		05/17/21	4,500	4,858,348
Reynolds American, Inc., Gtd. Notes	Baa3	7.625%		06/01/16	2,500	2,992,998

						60,857,885

TOTAL CORPORATE BONDS (cost $2,878,468,081)						2,871,600,131

MUNICIPAL BONDS — 0.1%
Central Puget Sound Regional Transit Authority, Build America Bonds	Aa2	5.491%		11/01/39	1,000	1,240,380
East Bay Municipal Utility District, Build America Bonds	Aa1	5.874%		06/01/40	800	994,024
Los Angeles Unified School District, Build America Bonds	Aa2	6.758%		07/01/34	1,000	1,259,470
Massachusetts State Water Pollution Abatement, Build America Bonds	Aaa	5.192%		08/01/40	1,400	1,648,066
New York City Municipal Water Finance Authority, Build America Bonds	Aa2	6.011%		06/15/42	2,010	2,664,416

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Ohio State University (The), Revenue Bonds, Build America Bonds	Aa1	4.910%	06/01/40	$1,300	$1,484,678
Oregon State Department of Transportation, Build America Bonds	Aa2	5.834%	11/15/34	500	621,810
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, Build America Bonds	Aa3	5.511%	12/01/45	1,800	2,077,542
San Francisco City & County Public Utilities Commission, Build America Bonds	Aa3	6.000%	11/01/40	2,000	2,358,200
State of California, Build America Bonds	A1	7.625%	03/01/40	800	1,000,776
State of California, Taxable Var. Purp. 3. GO	A1	5.950%	04/01/16	2,500	2,844,600

TOTAL MUNICIPAL BONDS (cost $15,171,498)					18,193,962

NON-CORPORATE FOREIGN AGENCIES — 0.4%
Commonwealth Bank of Australia (Australia), 144A	Aaa	2.700%	11/25/14	3,775	3,964,996
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	4.000%	01/29/21	10,000	9,242,850
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes	Baa1	9.250%	04/23/19	10,000	11,600,000
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	1.000%	06/16/14	3,826	3,847,980
Korea Development Bank (South Korea), Sr. Unsec’d. Notes	A1	8.000%	01/23/14	3,000	3,332,526
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.375%	08/25/21	9,340	9,296,597
Petrobras International Finance Co - Pifco (Brazil), Gtd. Notes	A3	5.375%	01/27/21	10,000	10,110,000
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	5.500%	01/21/21	10,000	10,500,000

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $63,725,412)					61,894,949

SOVEREIGN — 0.6%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	5.625%	01/07/41	19,275	20,768,812
Brazilian Government International Bond (Brazil), Series A	Baa2	8.000%	01/15/18	722	853,306
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	Ba1	4.875%	05/05/21	10,000	10,100,000
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	5.125%	01/15/20	10,000	10,825,000
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	6.050%	01/11/40	18,900	21,357,000
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	A2	5.125%	04/21/21	5,000	4,987,500
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	A2	6.375%	07/15/19	1,200	1,320,000
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes	Aa2	5.250%	01/20/20	10,000	11,000,000
Republic of Korea (South Korea)	A1	7.125%	04/16/19	1,500	1,815,528
Republic of Russia (Russia)	Baa1	7.500%	03/31/30	8,350	9,382,728

TOTAL SOVEREIGN (cost $93,893,148)					92,409,874

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal Home Loan Mortgage Corp.	2.000%	08/25/16	$1,530	$1,583,991
Residual Funding Corp. Strips Principal	2.330%(s)	07/15/20	1,643	1,360,128
Residual Funding Corp. Strips Principal	2.440%(s)	01/15/21	1,500	1,219,650

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,509,943)				4,163,769

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 7.2%
Federal Home Loan Mortgage Corp.	4.000%	TBA	100,000	104,656,250
Federal Home Loan Mortgage Corp.	4.500%	TBA	300,000	317,296,860
Federal National Mortgage Association	4.000%	TBA	150,000	157,218,750
Government National Mortgage Association	4.000%	08/20/40-07/20/41	242,004	259,300,015
Government National Mortgage Association	4.000%	TBA	100,000	106,953,120
Government National Mortgage Association	4.000%	TBA	151,000	161,475,625

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $1,099,900,773)				1,106,900,620

U.S. TREASURY OBLIGATIONS — 49.1%
U.S. Treasury Bonds	6.250%	08/15/23	10,000	14,253,120
U.S. Treasury Bonds	6.750%	08/15/26	23,250	35,670,592
U.S. Treasury Bonds	7.625%	02/15/25	100,000	161,062,500
U.S. Treasury Notes(a)	0.125%	08/31/13	1,205	1,202,034
U.S. Treasury Notes(k)	0.625%	06/30/12	2,025	2,031,966
U.S. Treasury Notes(a)	1.000%	08/31/16	1,051,925	1,054,554,812
U.S. Treasury Notes	1.000%	09/30/16	829,660	830,887,897
U.S. Treasury Notes	1.375%	09/30/18	199,200	198,235,075
U.S. Treasury Notes(h)	1.500%	06/30/16	400,000	411,032,000
U.S. Treasury Notes	1.500%	07/31/16	888,810	912,701,213
U.S. Treasury Notes	1.500%	08/31/18	457,730	459,947,244
U.S. Treasury Notes	1.875%	09/30/17	268,000	278,238,404
U.S. Treasury Notes	1.875%	10/31/17	238,225	247,177,019
U.S. Treasury Notes(a)	2.125%	08/15/21	1,150,825	1,171,148,570
U.S. Treasury Notes	2.250%	07/31/18	150,000	158,296,800
U.S. Treasury Notes	2.375%	05/31/18	300,000	319,335,000
U.S. Treasury Notes	2.375%	06/30/18	100,000	106,375,000
U.S. Treasury Notes	2.750%	02/15/19	125,000	135,898,500
U.S. Treasury Notes(k)	3.000%	09/30/16	53,045	58,312,209
U.S. Treasury Notes	3.125%	05/15/19	118,400	131,904,941
U.S. Treasury Notes(a)(h)	3.125%	05/15/21	150,285	166,804,327
U.S. Treasury Notes	3.500%	02/15/18	100,000	113,585,900
U.S. Treasury Notes	3.625%	02/15/20	100,000	115,437,500
U.S. Treasury Notes	4.250%	11/15/17	13,955	16,458,178
U.S. Treasury Strips Coupon	1.110%(n)	11/15/16	100,000	94,604,300
U.S. Treasury Strips Coupon(a)	1.690%(n)	02/15/19	100,000	88,741,400
U.S. Treasury Strips Coupon	1.780%(n)	05/15/19	124,790	109,901,430
U.S. Treasury Strips Coupon	1.780%(n)	11/15/19	173,000	149,871,111
U.S. Treasury Strips Coupon	1.940%(n)	02/15/20	17,965	15,422,791
U.S. Treasury Strips Coupon	2.110%(n)	08/15/20	56,500	47,485,368
U.S. Treasury Strips Coupon	2.510%(n)	05/15/22	14,320	11,272,103

TOTAL U.S. TREASURY OBLIGATIONS (cost $7,586,369,081)				7,617,849,304

TOTAL LONG-TERM INVESTMENTS (cost $12,292,561,024)				12,340,251,541

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

			Shares	Value
SHORT-TERM INVESTMENTS — 40.9%

AFFILIATED MONEY MARKET MUTUAL FUND — 38.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $5,899,629,643; includes $2,449,262,104 of cash collateral received for securities on loan)(b)(w)			5,899,629,643	$5,899,629,643

	Interest Rate	Maturity Date	Principal Amount (000)#
COMMERCIAL PAPER — 1.6%
World Bank Discount Notes(t) (cost $249,989,583)	0.030%	11/18/11	$250,000	249,989,790

U.S. GOVERNMENT AGENCY OBLIGATION — 1.3%
Federal Home Loan Bank Discount Notes(t) (cost $199,994,833)	0.015%	11/02/11	200,000	199,996,536

TOTAL SHORT-TERM INVESTMENTS (cost $6,349,614,059)				6,349,615,969

TOTAL INVESTMENTS — 120.5% (cost $18,642,175,083)				18,689,867,510
Liabilities in excess of other assets(x) — (20.5)%.				(3,177,090,043)

NET ASSETS — 100.0%				$15,512,777,467

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
GO	General Obligation
LIBOR	London Interbank Offered Rate
MBNA	Maryland Bank National Association
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced
†	The ratings reflected are as of September 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,394,464,211; cash collateral of $2,449,262,104 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2011.
(d)	Standard & Poor’s Rating.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $10,809,659. The aggregate value of $11,231,792 is approximately 0.1% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects the effective yield at September 30, 2011.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at September 30, 2011.
(t)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Futures contracts open at September 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized Appreciation (Depreciation)(1)
Long Positions:
34	5 Year U.S. Treasury Notes	Dec. 2011	$4,163,783	$4,164,469	$686
21,256	10 Year U.S. Treasury Notes	Dec. 2011	2,769,034,151	2,765,272,750	(3,761,401)
785	U.S. Long Bond	Dec. 2011	111,858,301	111,960,625	102,324
2	U.S. Ultra Bonds	Dec. 2011	317,694	317,250	(444)

					(3,658,835)

Short Position:
743	2 Year U.S. Treasury Notes	Dec. 2011	163,933,569	163,610,922	322,647

					$(3,336,188)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2011.

Interest rate swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
Bank of America N.A.(2)	06/09/14	$3,825	1.031%	3 month LIBOR	$(48,099)	$—	$(48,099)
Bank of America N.A.(1)	08/08/18	25,000	1.980%	3 month LIBOR	563,771	—	563,771
Barclays Bank PLC(2)	05/01/16	88,500	2.848%	3 month LIBOR	(7,795,296)	—	(7,795,296)
Barclays Bank PLC(2)	08/16/18	64,000	1.863%	3 month LIBOR	(899,634)	—	(899,634)
Barclays Bank PLC(1)	06/11/20	39,000	3.300%	3 month LIBOR	4,665,697	—	4,665,697
Barclays Bank PLC(1)	07/06/20	8,000	3.030%	3 month LIBOR	752,558	—	752,558
Barclays Bank PLC(1)	08/11/20	80,470	2.828%	3 month LIBOR	5,972,751	—	5,972,751
Barclays Bank PLC(2)	09/26/21	175,000	1.908%	3 month LIBOR	3,105,208	—	3,105,208
Citibank N.A.(1)	07/20/21	5,610	3.035%	3 month LIBOR	514,944	—	514,944
Deutsche Bank AG(1)	08/11/16	1,000,000	1.456%	3 month LIBOR	13,053,867	—	13,053,867
Deutsche Bank AG(2)	08/17/16	192,000	1.243%	3 month LIBOR	(433,275)	—	(433,275)
Deutsche Bank AG(2)	08/18/16	270,000	1.231%	3 month LIBOR	(436,086)	—	(436,086)
Deutsche Bank AG(2)	09/14/16	29,240	1.206%	3 month LIBOR	36,191	—	36,191
Deutsche Bank AG(2)	09/20/16	475,000	1.235%	3 month LIBOR	69,621	—	69,621
Deutsche Bank AG(2)	11/15/19	16,817	4.546%	3 month LIBOR	(6,505,510)	—	(6,505,510)
Deutsche Bank AG(2)	05/15/20	27,616	4.246%	3 month LIBOR	(9,659,073)	—	(9,659,073)
Deutsche Bank AG(2)	05/15/21	26,502	4.419%	3 month LIBOR	(10,414,836)	—	(10,414,836)
Deutsche Bank AG(2)	05/15/21	26,415	4.446%	3 month LIBOR	(10,503,347)	—	(10,503,347)
JPMorgan Chase Bank(1)	08/11/18	930,000	2.055%	3 month LIBOR	25,397,931	—	25,397,931
JPMorgan Chase Bank(2)	08/17/18	142,000	1.838%	3 month LIBOR	(1,748,395)	—	(1,748,395)
JPMorgan Chase Bank(2)	08/18/18	200,000	1.820%	3 month LIBOR	(2,201,181)	—	(2,201,181)
Merrill Lynch Capital Services(1)	10/02/18	97,000	4.324%	3 month LIBOR	19,045,360	—	19,045,360
Morgan Stanley Capital Services(1)	09/27/16	500,000	1.070%	3 month LIBOR	(4,291,410)	—	(4,291,410)
Morgan Stanley Capital Services(2)	09/29/16	130,000	1.250%	3 month LIBOR	(4,933)	—	(4,933)
Morgan Stanley Capital Services(1)	09/26/18	355,000	1.495%	3 month LIBOR	(4,801,502)	—	(4,801,502)

					$13,435,322	$—	$13,435,322

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2011.

#   Notional amount is shown in U.S. dollars unless otherwise stated.

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Credit default swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date	Notional Amount (000)(4)#	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)(5)
Credit Default Swaps on Corporate Issues - Buy Protection(1):
Citibank NA	03/20/12	$3,000	5.000%	XL Group PLC	$(61,677)	$(159,301)	$97,624
Credit Suisse International	06/20/14	3,000	1.000%	Centex Corp.	155,114	(19,129)	174,243
Credit Suisse International	06/20/16	3,000	1.000%	Embarq Corp.	245,305	(84,573)	329,878
Credit Suisse International	12/20/12	2,450	1.000%	GATX Financial Corp.	(2,287)	26,615	(28,902)
Deutsche Bank AG	12/20/12	3,000	1.000%	Frontier Communications Corp.	86,618	136,654	(50,036)
Deutsche Bank AG	12/20/12	2,000	1.000%	Frontier Communications Corp.	57,746	101,006	(43,260)
Deutsche Bank AG	03/20/12	3,000	5.000%	Gannett Co., Inc.	(43,807)	(75,728)	31,921
Deutsche Bank AG	09/20/16	5,765	1.000%	Macy’s Retail Holdings, Inc.	153,875	592,878	(439,003)
Deutsche Bank AG	06/20/13	2,000	1.000%	Qwest Corp.	30,539	30,695	(156)
Deutsche Bank AG	06/20/13	3,000	1.000%	US Steel Corp.	196,158	174,870	21,288
JPMorgan Chase Bank NA	09/20/16	3,000	1.000%	RR Donnelley & Sons Co.	769,128	377,449	391,679
JPMorgan Chase Bank NA	09/20/19	3,000	1.000%	Westvaco Corp.	281,487	59,551	221,936
Morgan Stanley Capital Services	03/20/12	1,000	5.000%	Gannett Co., Inc.	(14,602)	(36,192)	21,590

					$1,853,597	$1,124,795	$728,802

Counterparty	Termination Date	Notional Amount (000)(4)#	Fixed Rate	Reference Entity/Obligation	Fair Value(6)	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)(5)
Credit Default Swaps on Credit Indices - Sell Protection(2):
Bank of America NA	12/20/16	$700,000	1.000%	CDX.NA.IG.17	$(14,451,851)	$(13,206,206)	$(1,245,645)
Bank of America NA	12/20/16	500,000	1.000%	CDX.NA.IG.17	(10,322,751)	(11,524,282)	1,201,531
Bank of America NA	12/20/16	500,000	1.000%	CDX.NA.IG.17	(10,322,751)	(11,524,282)	1,201,531
Bank of America NA	12/20/16	250,000	1.000%	CDX.NA.IG.17	(5,161,375)	(5,701,314)	539,939
Bank of America NA	12/20/16	100,000	1.000%	CDX.NA.IG.17	(2,064,550)	(2,029,209)	(35,341)
Barclays Bank PLC	12/20/16	500,000	1.000%	CDX.NA.IG.17	(10,322,751)	(11,524,282)	1,201,531
Barclays Bank PLC	12/20/16	250,000	1.000%	CDX.NA.IG.17	(5,161,376)	(3,929,315)	(1,232,061)
Citibank NA	12/20/16	500,000	1.000%	CDX.NA.IG.17	(10,322,751)	(11,524,282)	1,201,531
Citibank NA	12/20/16	250,000	1.000%	CDX.NA.IG.17	(5,161,375)	(5,762,141)	600,766
Deutsche Bank AG	12/20/16	1,600,000	1.000%	CDX.NA.IG.17	(33,032,803)	(26,119,951)	(6,912,852)
Deutsche Bank AG	12/20/16	500,000	1.000%	CDX.NA.IG.17	(10,322,751)	(10,626,208)	303,457
Deutsche Bank AG	12/20/16	150,000	1.000%	CDX.NA.IG.17	(3,096,826)	(3,313,098)	216,272
Deutsche Bank AG	12/20/16	100,000	1.000%	CDX.NA.IG.17	(2,064,550)	(2,220,703)	156,153
Goldman Sachs International	12/20/16	1,000,000	1.000%	CDX.NA.IG.17	(20,645,502)	(16,097,754)	(4,547,748)
JPMorgan Chase Bank NA	12/20/16	500,000	1.000%	CDX.NA.IG.17	(10,322,751)	(10,055,923)	(266,828)
JPMorgan Chase Bank NA	12/20/16	250,000	1.000%	CDX.NA.IG.17	(5,161,376)	(3,989,643)	(1,171,733)
JPMorgan Chase Bank NA	03/15/49	25,000	0.070%	CMBX.AAA.2	(2,504,173)	(2,312,646)	(191,527)

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Credit default swap agreements outstanding at September 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount (000)(4)#	Fixed Rate	Reference Entity/Obligation	Fair Value(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
Credit Default Swaps on Credit Indices - Sell Protection(2):
Morgan Stanley Capital Services	12/20/16	$1,000,000	1.000%	CDX.NA.IG.17	$(20,645,502)	$(16,264,421)	$(4,381,081)
Morgan Stanley Capital Services	12/20/16	1,000,000	1.000%	CDX.NA.IG.17	(20,645,502)	(23,048,564)	2,403,062
Morgan Stanley Capital Services	12/20/16	250,000	1.000%	CDX.NA.IG.17	(5,161,376)	(5,820,843)	659,467
Morgan Stanley Capital Services	03/15/49	25,000	0.070%	CMBX.NA.AAA.2	(2,504,173)	(1,781,493)	(722,680)

					$(209,398,816)	$(198,376,560)	$(11,022,256)

Counterparty	Termination Date	Notional Amount (000)(4)#	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at September 30, 2011(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
Credit Default Swaps on Corporate Issues - Sell Protection(2):
Deutsche Bank AG	03/20/15	$5,000	1.000%	Berkshire Hathaway Finance Corp.	2.189%	$(193,904)	$(94,368)	$(99,536)

The Portfolio entered into credit default swaps as the protection seller on corporate issues and credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2011.

(6)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occuring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$56,567,047	$2,467,575
Residential Mortgage-Backed Securities	—	20,759,815	—
Commercial Mortgage-Backed Securities	—	487,444,495	—
Corporate Bonds	—	2,871,600,131	—
Municipal Bonds	—	18,193,962	—
Non-Corporate Foreign Agencies	—	61,894,949	—
Sovereign	—	92,409,874	—
U.S. Government Agency Obligations	—	204,160,305	—
U.S. Government Mortgage-Backed Securities	—	1,106,900,620	—
U.S. Treasury Obligations	—	7,617,849,304	—
Affiliated Money Market Mutual Fund	5,899,629,643	—	—
Commercial Paper	—	249,989,790	—
Other Financial Instruments*
Futures Contracts	(3,336,188)	—	—
Interest Rate Swaps	—	13,435,322	—
Credit Default Swaps	—	(10,392,990)	—

Total	$5,896,293,455	$12,790,812,624	$2,467,575

.	AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Non-Residential Mortgage-Backed Securities
Balance as of 12/31/10	$26,684,803
Realized gain (loss)	619,725
Change in unrealized appreciation (depreciation)**	105,234
Purchases	2,467,575
Sales	(22,525,241)
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	(4,884,521)

Balance as of 09/30/11	$2,467,575

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**	Of which, $0 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 3 Non-Residential Mortgage-Backed Securities transferred out of Level 3 as a result of no longer being fair valued in accordance with the Board of Trustee’s approval and 2 Non-Residential Mortgage-Backed Securities transferred out of Level 3 as a result of no longer using a single broker quote.

AST JENNISON LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS
Aerospace & Defense — 5.1%
Boeing Co. (The)	231,859	$14,029,788
Precision Castparts Corp.	159,053	24,726,379
United Technologies Corp.	228,106	16,049,538

		54,805,705

Auto Components — 1.1%
BorgWarner, Inc.*(a)	189,775	11,487,081

Automobiles — 1.3%
Bayerische Motoren Werke AG (Germany)	109,066	7,205,015
Harley-Davidson, Inc.	203,126	6,973,316

		14,178,331

Biotechnology — 3.2%
Alexion Pharmaceuticals, Inc.*	101,614	6,509,393
Celgene Corp.*(a)	322,658	19,978,983
Vertex Pharmaceuticals, Inc.*(a)	189,135	8,424,073

		34,912,449

Capital Markets — 0.9%
Franklin Resources, Inc.	13,938	1,333,030
Goldman Sachs Group, Inc. (The)	83,781	7,921,494

		9,254,524

Chemicals — 2.7%
E.I. du Pont de Nemours & Co.	217,534	8,694,834
Monsanto Co.	344,670	20,693,987

		29,388,821

Communications Equipment — 2.3%
Juniper Networks, Inc.*	420,051	7,250,080
QUALCOMM, Inc.	365,619	17,780,052

		25,030,132

Computers & Peripherals — 8.4%
Apple, Inc.*	157,705	60,113,992
EMC Corp.*(a)	965,731	20,270,694
NetApp, Inc.*(a)	292,392	9,923,784

		90,308,470

Consumer Finance — 2.1%
American Express Co.	492,885	22,130,537

Energy Equipment & Services — 3.0%
National Oilwell Varco, Inc.	221,068	11,323,103
Schlumberger Ltd.	355,760	21,249,545

		32,572,648

Food & Staples Retailing — 3.7%
Costco Wholesale Corp.(a)	274,441	22,537,095
Whole Foods Market, Inc.	257,120	16,792,507

		39,329,602

Food Products — 2.4%
Green Mountain Coffee Roasters, Inc.*	130,417	12,120,956
Mead Johnson Nutrition Co.	198,365	13,653,463

		25,774,419

Healthcare Providers & Services — 1.5%
Express Scripts, Inc.*(a)	435,497	16,143,874

Hotels, Restaurants & Leisure — 6.0%
Chipotle Mexican Grill, Inc.*(a)	67,188	20,354,605

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
McDonald’s Corp.	228,699	$20,084,346
Starbucks Corp.	650,678	24,263,783

		64,702,734

Internet & Catalog Retail — 6.1%
Amazon.com, Inc.*(a)	249,688	53,990,036
priceline.com, Inc.*(a)	26,315	11,827,540

		65,817,576

Internet Software & Services — 4.7%
Baidu, Inc. (China), ADR*	157,766	16,866,763
Google, Inc. (Class A Stock)*	51,592	26,537,893
Tencent Holdings Ltd. (China)	280,938	5,827,247
Youku.com, Inc. (China), ADR*	58,960	964,586

		50,196,489

IT Services — 7.1%
Cognizant Technology Solutions Corp. (Class A Stock)*	130,015	8,151,940
International Business Machines Corp.	216,050	37,815,232
Mastercard, Inc. (Class A Stock)	94,603	30,004,287

		75,971,459

Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.*	369,113	11,534,781
Illumina, Inc.*(a)	189,221	7,742,923

		19,277,704

Machinery — 0.8%
Deere & Co.	134,763	8,701,647

Media — 1.3%
Walt Disney Co. (The)	447,354	13,492,197

Oil, Gas & Consumable Fuels — 3.0%
Anadarko Petroleum Corp.	156,934	9,894,689
Concho Resources, Inc.*(a)	91,079	6,479,360
EOG Resources, Inc.	94,545	6,713,640
Occidental Petroleum Corp.	128,775	9,207,412

		32,295,101

Personal Products — 1.3%
Estee Lauder Cos., Inc. (The) (Class A Stock)	165,743	14,558,865

Pharmaceuticals — 7.0%
Allergan, Inc.(a)	257,548	21,216,804
Johnson & Johnson	248,564	15,836,012
Novo Nordisk A/S (Denmark), ADR	181,150	18,028,048
Shire PLC (Ireland), ADR	218,654	20,538,170

		75,619,034

Road & Rail — 0.9%
Union Pacific Corp.	117,910	9,629,710

Semiconductors & Semiconductor Equipment — 2.3%
Altera Corp.	142,147	4,481,895
ARM Holdings PLC (United Kingdom), ADR	230,808	5,885,604
Avago Technologies Ltd.	254,965	8,355,203
Broadcom Corp. (Class A Stock)	172,248	5,734,136

		24,456,838

Software — 7.5%
Oracle Corp.	1,007,823	28,964,833
Red Hat, Inc.*	320,065	13,525,947
Salesforce.com, Inc.*	184,668	21,103,859

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
VMware, Inc. (Class A Stock)*	217,470	$17,480,239

		81,074,878

Specialty Retail — 1.8%
Bed Bath & Beyond, Inc.*(a)	203,652	11,671,296
Tiffany & Co.	132,739	8,073,186

		19,744,482

Textiles, Apparel & Luxury Goods — 7.5%
Burberry Group PLC (United Kingdom)	527,547	9,579,912
Coach, Inc.	206,214	10,688,072
Lululemon Athletica, Inc.*(a)	214,733	10,446,760
LVMH Moet Hennessy Louis Vuitton SA (France)	65,213	8,608,118
NIKE, Inc. (Class B Stock)	243,136	20,790,559
Ralph Lauren Corp.	159,590	20,698,823

		80,812,244

Wireless Telecommunication Services — 1.4%
American Tower Corp. (Class A Stock)*	289,767	15,589,465

TOTAL LONG-TERM INVESTMENTS (cost $954,224,519)		1,057,257,016

SHORT-TERM INVESTMENT — 10.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $117,221,629; includes $117,221,629 of cash collateral received for securities on loan)(b)(w)	117,221,629	117,221,629

Value
TOTAL INVESTMENTS — 109.1% (cost $1,071,446,148)	$1,174,478,645
Liabilities in excess of other assets — (9.1)%	(97,599,178)

NET ASSETS — 100.0%	$1,076,879,467

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $111,751,443; cash collateral of $117,221,629 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	000000000000000	000000000000000	000000000000000
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,026,036,724	$31,220,292	$—
Affiliated Money Market Mutual Fund	117,221,629	—	—

Total	$1,143,258,353	$31,220,292	$—

AST JENNISON LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.9%
COMMON STOCKS
Aerospace & Defense — 1.8%
Northrop Grumman Corp.	172,555	$9,000,469
United Technologies Corp.	47,406	3,335,486

		12,335,955

Airlines — 1.6%
United Continental Holdings, Inc.*(a)	541,970	10,503,379

Auto Components — 2.6%
Lear Corp.	404,065	17,334,389

Automobiles — 1.4%
General Motors Co.*(a)	463,723	9,357,930

Capital Markets — 4.7%
Bank of New York Mellon Corp. (The)	338,056	6,284,461
Goldman Sachs Group, Inc. (The)	121,527	11,490,378
Lazard Ltd. (Class A Stock)	232,152	4,898,407
Morgan Stanley(a)	659,731	8,906,369

		31,579,615

Chemicals — 1.2%
Mosaic Co. (The)	167,569	8,205,854

Commercial Banks — 3.6%
PNC Financial Services Group, Inc.	187,538	9,037,456
Wells Fargo & Co.	632,811	15,263,401

		24,300,857

Commercial Services & Supplies — 1.1%
Waste Management, Inc.(a)	232,734	7,577,819

Computers & Peripherals — 1.7%
Dell, Inc.*	789,508	11,171,538

Consumer Finance — 3.3%
American Express Co.	248,195	11,143,956
SLM Corp.	898,037	11,180,561

		22,324,517

Diversified Financial Services — 4.5%
Citigroup, Inc.	413,909	10,604,349
JPMorgan Chase & Co.	431,725	13,003,557
Moody’s Corp.(a)	230,725	7,025,576

		30,633,482

Electronic Equipment & Instruments — 2.8%
Flextronics International Ltd.*	3,312,098	18,647,112

Food & Staples Retailing — 3.1%
CVS Caremark Corp.(a)	361,002	12,122,447
Wal-Mart Stores, Inc.(a)	175,756	9,121,736

		21,244,183

Food Products — 5.9%
Bunge Ltd.	239,297	13,948,622
Kraft Foods, Inc. (Class A Stock)	193,240	6,488,999
Smithfield Foods, Inc.*	650,400	12,682,800
Tyson Foods, Inc. (Class A Stock)	403,272	7,000,802

		40,121,223

Healthcare Providers & Services — 1.2%
CIGNA Corp.	189,178	7,934,125

Hotels, Restaurants & Leisure — 1.5%
International Game Technology	717,281	10,422,093

Independent Power Producers & Energy Traders — 1.6%
Calpine Corp.*(a)	780,586	10,990,651

	Shares	Value
COMMON STOCKS (Continued)
Insurance — 4.8%
Arch Capital Group Ltd.*(a)	242,330	$7,918,133
Axis Capital Holdings Ltd.	254,859	6,611,042
MetLife, Inc.	382,028	10,700,604
Travelers Cos., Inc. (The)	151,093	7,362,762

		32,592,541

Internet Software & Services — 3.2%
Google, Inc. (Class A Stock)*	22,221	11,430,038
IAC/InterActiveCorp.*(a)	261,424	10,339,319

		21,769,357

Machinery — 1.3%
Ingersoll-Rand PLC	309,289	8,687,928

Media — 9.2%
Comcast Corp. (Class A Stock)	918,002	19,186,242
Liberty Global, Inc., Series C*	573,082	19,834,368
News Corp. (Class A Stock)(a)	518,663	8,023,717
Viacom, Inc. (Class B Stock)	381,724	14,787,988

		61,832,315

Metals & Mining — 3.3%
Goldcorp, Inc.	165,273	7,543,060
Newmont Mining Corp.	229,164	14,414,416

		21,957,476

Multi-Utilities — 1.9%
National Grid PLC (United Kingdom), ADR	252,532	12,525,587

Oil, Gas & Consumable Fuels — 11.9%
Anadarko Petroleum Corp.	170,492	10,749,521
Apache Corp.	66,832	5,362,600
Hess Corp.	148,549	7,792,881
Marathon Oil Corp.	333,759	7,202,519
Marathon Petroleum Corp.	241,306	6,529,740
Murphy Oil Corp.	161,267	7,121,551
Noble Energy, Inc.	158,781	11,241,695
Occidental Petroleum Corp.	156,046	11,157,289
Southwestern Energy Co.*	209,874	6,995,100
Suncor Energy, Inc.	252,517	6,424,032

		80,576,928

Pharmaceuticals — 5.5%
Mylan, Inc.*(a)	818,918	13,921,606
Pfizer, Inc.	547,185	9,674,231
Sanofi (France), ADR	220,803	7,242,338
Teva Pharmaceutical Industries Ltd. (Israel), ADR	161,552	6,012,965

		36,851,140

Road & Rail — 1.1%
CSX Corp.	392,436	7,326,780

Semiconductors & Semiconductor Equipment — 2.4%
Marvell Technology Group Ltd.*	629,893	9,152,345
Maxim Integrated Products, Inc.	293,130	6,838,723

		15,991,068

Software — 4.3%
CA, Inc.	960,562	18,644,508
Symantec Corp.*	622,740	10,150,662

		28,795,170

Specialty Retail — 1.6%
Staples, Inc.	808,044	10,746,985

AST JENNISON LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services — 2.8%
MetroPCS Communications, Inc.*	1,439,345	$12,536,695
NII Holdings, Inc.*	240,258	6,474,953

		19,011,648

TOTAL LONG-TERM INVESTMENTS (cost $698,709,001)		653,349,645

SHORT-TERM INVESTMENT — 13.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $93,934,087; includes $93,657,627 of cash collateral received for securities on loan)(b)(w)	93,934,087	93,934,087

TOTAL INVESTMENTS — 110.8% (cost $792,643,088)		747,283,732
Liabilities in excess of other assets — (10.8)%		(73,108,927)

NET ASSETS — 100.0%		$674,174,805

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $88,510,437; cash collateral of $93,657,627 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	000000000000000	000000000000000	000000000000000
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$653,349,645	$—	$—
Affiliated Money Market Mutual Fund	93,934,087	—	—

Total	$747,283,732	$—	$—

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS — 97.1%
Australia — 3.2%
BHP Billiton Ltd.	193,299	$6,400,206
Rio Tinto Ltd.	29,163	1,708,175

		8,108,381

Belgium — 1.6%
Anheuser-Busch InBev NV	73,440	3,898,122

Canada
Nortel Networks Corp.*	2,492	66

Cayman Islands — 0.4%
Belle International Holdings Ltd.	635,000	1,094,736

China — 2.2%
China Construction Bank Corp. (Class H Stock)	2,825,000	1,708,661
Industrial & Commercial Bank of China Ltd. (Class H Stock)	4,615,145	2,228,609
Li Ning Co. Ltd.	292,500	299,234
Sands China Ltd.*	554,400	1,297,117

		5,533,621

France — 13.3%
Accor SA	62,336	1,659,885
AXA SA	200,833	2,612,804
BNP Paribas SA	62,873	2,478,612
Imerys SA	29,102	1,455,780
Lafarge SA	49,534	1,702,432
LVMH Moet Hennessy Louis Vuitton SA	23,420	3,091,441
Pernod-Ricard SA	30,982	2,425,657
PPR	17,752	2,294,639
Sanofi	49,793	3,275,216
Schneider Electric SA	46,416	2,483,971
Societe Generale SA	65,975	1,727,075
Technip SA	29,400	2,355,435
Total SA	132,341	5,838,793

		33,401,740

Germany — 6.4%
Bayer AG	53,360	2,944,602
Fresenius Medical Care AG & Co. KGaA	32,230	2,186,450
Linde AG	16,140	2,159,744
SAP AG	74,896	3,810,868
Siemens AG	40,042	3,602,586
Symrise AG	58,935	1,362,146

		16,066,396

Hong Kong — 1.4%
CNOOC Ltd.	983,000	1,580,561
Hang Lung Properties Ltd.	656,000	1,951,814

		3,532,375

Israel — 0.8%
Teva Pharmaceutical Industries Ltd., ADR	55,630	2,070,549

Italy — 0.6%
Intesa Sanpaolo SpA	897,395	1,407,330

Japan — 17.0%
Canon, Inc.	82,650	3,752,810
Daikin Industries Ltd.	65,400	1,873,208
East Japan Railway Co.	29,800	1,806,674
FANUC Corp.	10,500	1,446,332
Honda Motor Co. Ltd.	133,800	3,919,652

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Japan Tobacco, Inc.	680	$3,180,740
Komatsu Ltd.	129,700	2,796,340
Kubota Corp.	322,000	2,625,930
Mitsubishi Corp.	150,900	3,072,269
Murata Manufacturing Co. Ltd.	33,600	1,824,287
Nidec Corp.	28,200	2,271,137
Omron Corp.	61,100	1,199,914
Shin-Etsu Chemical Co. Ltd.	54,000	2,648,896
SMC Corp.	18,123	2,648,899
Sumitomo Corp.	197,200	2,440,067
Toyota Motor Corp.	108,800	3,729,575
Yahoo! Japan Corp.	4,245	1,318,429

		42,555,159

Mexico — 0.6%
America Movil SAB de CV (Class L Stock), ADR(a)	69,400	1,532,352

Netherlands — 2.0%
ING Groep NV, CVA*	388,997	2,743,922
Reed Elsevier NV	198,938	2,187,621

		4,931,543

South Korea — 1.0%
Samsung Electronics Co. Ltd., GDR, 144A	7,390	2,634,693

Spain — 1.8%
Banco Bilbao Vizcaya Argentaria SA	250,763	2,076,225
Inditex SA	28,110	2,399,611

		4,475,836

Sweden — 0.9%
Atlas Copco AB (Class A Stock)	129,500	2,292,215

Switzerland — 11.3%
ABB Ltd.*	155,097	2,653,070
Credit Suisse Group AG*	110,870	2,900,495
Holcim Ltd.*	35,294	1,872,976
Nestle SA	123,982	6,825,544
Novartis AG	81,722	4,565,130
Roche Holding AG	24,240	3,915,054
SGS SA	1,323	2,009,906
Zurich Financial Services AG*	16,895	3,519,304

		28,261,479

Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	198,786	2,272,124

United Kingdom — 31.7%
Barclays PLC	856,040	2,099,324
BG Group PLC	286,656	5,486,220
British American Tobacco PLC	118,480	5,002,871
Burberry Group PLC	152,766	2,774,132
Centrica PLC	521,694	2,404,815
GlaxoSmithKline PLC	214,132	4,418,647
HSBC Holdings PLC	653,391	4,993,058
ICAP PLC	336,866	2,147,229
Imperial Tobacco Group PLC	99,690	3,364,309
Man Group PLC	593,709	1,535,793
Marks & Spencer Group PLC	455,990	2,220,474
Meggitt PLC	325,290	1,684,203
Prudential PLC	331,092	2,843,442
Rio Tinto PLC	62,466	2,770,260
Royal Dutch Shell PLC (Class A Stock)	264,149	8,145,603

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Standard Chartered PLC	230,976	$4,608,213
Tesco PLC	597,188	3,498,086
Tullow Oil PLC	139,240	2,816,016
Unilever PLC	147,629	4,624,367
Vodafone Group PLC	2,559,050	6,595,415
WPP PLC	303,792	2,813,886
Xstrata PLC	200,018	2,525,775

		79,372,138

TOTAL COMMON STOCKS (cost $269,125,632)		243,440,855

PREFERRED STOCK — 1.1%
Germany
Volkswagen AG (PRFC Shares) (cost $2,511,542)	19,875	2,622,864

	Units
RIGHTS(l)*
Spain
Banco Bilbao Vizcaya Argentaria SA, expiring 10/14/11 (cost $33,644)	250,763	36,955

TOTAL LONG-TERM INVESTMENTS (cost $271,670,818)		246,100,674

	Shares	Value
SHORT-TERM INVESTMENT — 1.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $3,801,582; includes $1,648,944 of cash collateral for securities on loan)(b)(w)	3,801,582	$3,801,582

TOTAL INVESTMENTS — 99.7% (cost $275,472,400)		249,902,256
Other assets in excess of liabilities — 0.3%		725,446

NET ASSETS — 100.0%		$250,627,702

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securiites Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A are deemed to be liquid.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
GDR	Global Depositary Receipt
PRFC	Preference Shares
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,517,028; cash collateral of $1,648,944 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2011.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 – significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$8,108,381	$—
Belgium	—	3,898,122	—
Canada	66	—	—
Cayman Islands	—	1,094,736	—
China	—	5,533,621	—
France	—	33,401,740	—
Germany	—	16,066,396	—
Hong Kong	—	3,532,375	—
Israel	2,070,549	—	—
Italy	—	1,407,330	—
Japan	2,625,930	39,929,229	—
Mexico	1,532,352	—	—
Netherlands	—	4,931,543	—
South Korea	2,634,693	—	—
Spain	2,076,225	2,399,611	—
Sweden	—	2,292,215	—
Switzerland	—	28,261,479	—
Taiwan	2,272,124	—	—
United Kingdom	—	79,372,138	—
Preferred Stock — Germany	—	2,622,864	—
Rights - Spain	36,955	—	—
Affiliated Money Market Mutual Fund	3,801,582	—	—

Total	$17,050,476	$232,851,780	$—

Fair Value of Level 2 investments at 12/31/10 was $0. $251,843,542 was transferred into Level 2 from Level 1 at 9/30/11 as a result of using third-party vendor modeling tools due to significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2011 were as follows:

Financials	17.4%
Industrials	14.3
Consumer Discretionary	14.2
Consumer Staples	11.8
Energy	10.5
Materials	9.8
Healthcare	9.3
Information Technology	6.7

Telecommunications Service	3.2%
Affiliated Money Market Mutual Fund (0.7% represents investments purchased with collateral from securities on loan)	1.5
Utilities	1.0

99.7
Other assets in excess of liabilities	0.3

100.0%

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.7%
COMMON STOCKS — 42.6%
Advertising
Clear Channel Outdoor Holdings, Inc. (Class A Stock)*	42,900	$401,544

Aerospace & Defense — 0.4%
European Aeronautic Defence and Space Co. (Netherlands)	27,103	761,833
Goodrich Corp.	9,730	1,174,216
HEICO Corp. (Class A Stock)(a)	13,646	671,929
Meggitt PLC (United Kingdom)	72,090	373,249
TransDigm Group, Inc.*	8,200	669,694
United Technologies Corp.	46,870	3,297,773

		6,948,694

Agriculture — 0.8%
Archer-Daniels-Midland Co.	18,850	467,669
British American Tobacco PLC (United Kingdom)	128,815	5,439,272
Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	828,000	105,262
Imperial Tobacco Group PLC (United Kingdom)	44,607	1,505,384
Japan Tobacco, Inc. (Japan)	630	2,946,862
KT&G Corp. (South Korea)	7,600	472,979
Lorillard, Inc.	7,700	852,390
Philip Morris International, Inc.	30,992	1,933,281
Souza Cruz SA (Brazil)	100,500	1,001,125

		14,724,224

Airlines
Delta Air Lines, Inc.*	36,900	276,750
United Continental Holdings, Inc.*	15,000	290,700

		567,450

Apparel — 0.3%
Adidas AG (Germany)	13,547	824,414
Burberry Group PLC (United Kingdom)	97,703	1,774,223
Coach, Inc.	20,230	1,048,521
Deckers Outdoor Corp.*	7,500	699,450
NIKE, Inc. (Class B Stock)	8,524	728,887
VF Corp.(a)	3,139	381,451

		5,456,946

Auto Parts & Equipment — 0.3%
BorgWarner, Inc.*(a)	12,000	726,360
Bridgestone Corp. (Japan)	30,400	689,766
Johnson Controls, Inc.	130,828	3,449,935
Weichai Power Co. Ltd. (China) (Class H Stock)	178,000	808,711
Xinyi Glass Holdings Ltd. (Cayman Islands)	738,000	307,078

		5,981,850

Automobile Manufacturers — 0.8%
Daimler AG (Germany)	22,736	1,011,168
General Motors Co.*(a)	132,336	2,670,541
General Motors Corp. Escrow Shares	110,000	44,000
Great Wall Motor Co. Ltd. (China) (Class H Stock)	538,000	612,696
Honda Motor Co. Ltd. (Japan)	50,900	1,491,108
Hyundai Motor Co. (South Korea)	8,100	1,416,024
Kia Motors Corp. (South Korea)	16,200	966,041
Nissan Motor Co. Ltd. (Japan)	139,400	1,233,417

	Shares	Value
COMMON STOCKS (Continued)
Automobile Manufacturers (cont’d.)
PACCAR, Inc.(a)	82,034	$2,774,390
Tesla Motors, Inc.*(a)	17,600	429,264
Toyota Motor Corp. (Japan)	41,000	1,405,447

		14,054,096

Banks — 0.7%
Banco do Estado do Rio Grande do Sul (Brazil)	69,500	583,648
Capital One Financial Corp.(a)	57,604	2,282,847
China CITIC Bank Corp. Ltd. (China) (Class H Stock)*	1,906,400	779,262
Compartamos SAB de CV (Mexico)	441,900	597,444
DnB NOR ASA (Norway)	79,771	795,011
Erste Group Bank AG (Austria)	12,577	320,762
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	240,900	712,011
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	1,486,475	717,804
Industrial Bank of Korea (South Korea)	44,600	517,782
KBC GROEP NV (Belgium)	22,868	527,582
Mitsubishi UFJ Financial Group, Inc. (Japan)	211,600	971,171
Popular, Inc. (Puerto Rico)*	48,520	72,780
Standard Chartered PLC (United Kingdom)	151,397	3,020,529
Turkiye Garanti Bankasi A/S (Turkey), 144A	132,800	513,910
Zions Bancorporation	14,090	198,246

		12,610,789

Beverages — 0.5%
Anheuser-Busch InBev NV (Belgium)	27,755	1,473,208
Carlsberg A/S (Denmark) (Class B Stock)	9,321	552,356
Coca-Cola Co. (The)	44,245	2,989,192
Coca-Cola Enterprises, Inc.	6,100	151,768
Diageo PLC (United Kingdom), ADR	10,700	812,451
Dr. Pepper Snapple Group, Inc.	16,460	638,319
PepsiCo, Inc.	8,550	529,245
Pernod-Ricard SA (France)	23,940	1,874,322
United Spirits Ltd. (India)	31,100	501,948

		9,522,809

Biotechnology — 0.5%
Aegerion Pharmaceuticals, Inc.*	26,200	331,954
Alexion Pharmaceuticals, Inc.*	10,400	666,224
Amgen, Inc.	13,200	725,340
Biogen Idec, Inc.*	38,277	3,565,503
Celgene Corp.*	56,359	3,489,749
Dendreon Corp.*(a)	24,510	220,590

		8,999,360

Building Materials — 0.3%
Armstrong World Industries, Inc.	20,200	695,688
Daikin Industries Ltd. (Japan)	24,900	713,194
Holcim Ltd. (Switzerland)*	13,100	695,189
Imerys SA (France)	12,225	611,536
J.S. Group Corp. (Japan)	31,600	884,637
Lafarge SA (France)	15,307	526,086
Martin Marietta Materials, Inc.(a)	6,300	398,286
Nippon Sheet Glass Co. Ltd. (Japan)	439,000	982,187
U.S. Concrete, Inc.*	15,317	63,872

		5,570,675

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals — 1.1%
Air Products & Chemicals, Inc.	32,174	$2,457,128
Albemarle Corp.	25,700	1,038,280
Bayer AG (Germany)	45,536	2,512,845
CF Industries Holdings, Inc.	3,300	407,187
Dow Chemical Co. (The)	18,903	424,561
E.I. du Pont de Nemours & Co.	75,158	3,004,065
FMC Corp.	14,900	1,030,484
Georgia Gulf Corp.*	31,514	435,838
Huabao International Holdings Ltd. (Bermuda)	236,000	192,045
Kingboard Chemical Holdings Ltd. (Cayman Islands)	188,500	507,750
KP Chemical Corp. (South Korea)	25,900	326,566
Lanxess AG (Germany)	9,233	442,905
Linde AG (Germany)	5,953	796,589
LyondellBasell Industries NV (Netherlands) (Class A Stock)	4,582	111,938
Monsanto Co.	16,918	1,015,757
Sherwin-Williams Co. (The)	28,500	2,118,120
Shin-Etsu Chemical Co. Ltd. (Japan)	21,300	1,044,842
Solvay SA (Belgium)	8,756	824,473
Symrise AG (Germany)	27,700	640,221
Westlake Chemical Corp.	3,250	111,410

		19,443,004

Coal — 0.1%
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	308,000	1,207,684
Exxaro Resources Ltd. (South Africa)	48,600	1,018,613

		2,226,297

Commercial Banks — 0.9%
Banco Bilbao Vizcaya Argentaria SA (Spain)	89,938	744,654
Banco do Brasil SA (Brazil)	69,600	900,978
Bank of America Corp.	306,119	1,873,448
Bank of China Ltd. (China) (Class H Stock)	3,570,000	1,103,921
Barclays PLC (United Kingdom)	306,955	752,766
China Construction Bank Corp. (China) (Class H Stock)	3,264,000	1,974,184
China Merchants Bank Co. Ltd. (China) (Class H Stock)	482,500	729,876
Huntington Bancshares, Inc.	9,943	47,726
Intesa Sanpaolo SpA (Italy)	341,964	536,281
Lloyds Banking Group PLC (United Kingdom)*	1,887,856	1,013,508
M&T Bank Corp.(a)	20,260	1,416,174
Regions Financial Corp.	35,720	118,948
Sumitomo Mitsui Financial Group, Inc. (Japan)	32,100	904,436
SVB Financial Group*	4,130	152,810
U.S. Bancorp	161,345	3,798,061

		16,067,771

Commercial Services — 0.4%
American Public Education, Inc.*	17,500	595,000
Avis Budget Group, Inc.*(a)	48,900	472,863
Cielo SA (Brazil)	43,200	951,193
Equifax, Inc.	31,000	952,940
Experian PLC (United Kingdom)	85,948	964,826
Genpact Ltd. (Bermuda)*	22,545	324,422
ITT Educational Services, Inc.*	1,300	74,854

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services (cont’d.)
Moody’s Corp.(a)	18,500	$563,325
SGS SA (Switzerland)	458	695,795
Sodexo (France)	18,752	1,234,760
Sotheby’s	12,400	341,868
Visa, Inc. (Class A Stock)	6,100	522,892

		7,694,738

Computers — 1.8%
Accenture PLC (Ireland) (Class A Stock)	580	30,554
Apple, Inc.*	49,645	18,923,680
CGI Group, Inc. (Canada) (Class A Stock)*	29,700	558,657
Cognizant Technology Solutions Corp. (Class A Stock)*	36,156	2,266,981
EMC Corp.*	98,703	2,071,776
Fujitsu Ltd. (Japan)	209,000	985,613
Hewlett-Packard Co.	26,409	592,882
IHS, Inc. (Class A Stock)*	11,600	867,796
Infosys Ltd. (India), ADR	27,300	1,394,211
International Business Machines Corp.(a)	19,484	3,410,285
MICROS Systems, Inc.*	17,900	785,989
NetApp, Inc.*(a)	24,543	832,989
SanDisk Corp.*	16,550	667,793

		33,389,206

Construction & Engineering — 0.3%
ABB Ltd. (Switzerland)*	131,617	2,251,424
Bouygues SA (France)	13,621	450,601
Daelim Industrial Co. Ltd. (South Korea)	8,900	710,535
Fluor Corp.(a)	31,109	1,448,124

		4,860,684

Containers & Packaging — 0.1%
Crown Holdings, Inc.*	8,890	272,123
Rock-Tenn Co. (Class A Stock)	24,800	1,207,264
Temple-Inland, Inc.	2,200	69,014

		1,548,401

Cosmetics/Personal Care — 0.5%
Colgate-Palmolive Co.(a)	26,943	2,389,306
L’Oreal SA (France)	10,060	981,378
Procter & Gamble Co. (The)(a)	103,451	6,536,034

		9,906,718

Distribution/Wholesale — 0.4%
Genuine Parts Co.	28,200	1,432,560
Marubeni Corp. (Japan)	117,000	653,324
Mitsubishi Corp. (Japan)	57,400	1,168,643
Mitsui & Co. Ltd. (Japan)	54,300	786,550
Sumitomo Corp. (Japan)	72,100	892,134
W.W. Grainger, Inc.(a)	9,400	1,405,676
Watsco, Inc.(a)	11,400	582,540

		6,921,427

Diversified Financial Services — 1.4%
African Bank Investments Ltd. (South Africa)	202,000	821,713
Air Lease Corp.*(a)	58,800	1,128,960
American Express Co.	26,690	1,198,381
Ameriprise Financial, Inc.	38,600	1,519,296
Blackstone Group LP (The)	50,000	599,000
BS Financial Group, Inc. (South Korea)*	59,100	644,377
Charles Schwab Corp. (The)	80,800	910,616
CME Group, Inc.	6,066	1,494,662

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
Deutsche Boerse AG (Germany)*	18,762	$948,896
Discover Financial Services	40,606	931,502
Goldman Sachs Group, Inc. (The)	19,594	1,852,613
Hana Financial Group, Inc. (South Korea)	31,600	918,818
Housing Development Finance Corp. (India)	93,000	1,210,719
ICAP PLC (United Kingdom)	141,599	902,571
IntercontinentalExchange, Inc.*	1,850	218,781
Invesco Ltd. (Bermuda)	97,586	1,513,559
Lazard Ltd. (Bermuda) (Class A Stock)	20,800	438,880
Man Group PLC (United Kingdom)	493,532	1,276,657
MasterCard, Inc. (Class A Stock)	8,381	2,658,118
Morgan Stanley	73,198	988,173
NASDAQ OMX Group, Inc. (The)*	12,800	296,192
Old Mutual PLC (United Kingdom)	348,100	559,928
ORIX Corp. (Japan)	7,960	624,760
SLM Corp.	25,600	318,720
T. Rowe Price Group, Inc.	14,930	713,206
TD Ameritrade Holding Corp.	45,077	662,857

		25,351,955

Diversified Machinery — 0.3%
Ameron International Corp.	4,900	416,206
Cummins, Inc.	13,020	1,063,213
Deere & Co.	11,600	749,012
FANUC Corp. (Japan)	3,400	468,336
Kubota Corp. (Japan)	111,000	905,212
Mitsubishi Heavy Industries Ltd. (Japan)	111,000	468,154
Wabtec Corp.	12,690	670,920
Zebra Technologies Corp. (Class A Stock)*	12,150	375,921

		5,116,974

Diversified Manufacturing — 0.8%
Carlisle Cos., Inc.	56,790	1,810,465
Cookson Group PLC (United Kingdom)	67,003	446,995
Cooper Industries PLC (Ireland)	4,022	185,495
Doosan Corp. (South Korea)	5,700	643,321
FUJIFILM Holdings Corp. (Japan)	24,600	571,716
General Electric Co.	119,632	1,823,192
Honeywell International, Inc.	33,726	1,480,908
Illinois Tool Works, Inc.	32,500	1,352,000
Pall Corp.	20,700	877,680
Siemens AG (Germany)	12,916	1,162,055
Textron, Inc.(a)	28,489	502,546
Tyco International Ltd. (Switzerland)	73,293	2,986,690

		13,843,063

Electric — 1.2%
AES Corp. (The)*	6,031	58,863
Ameren Corp.	2,010	59,838
American Electric Power Co., Inc.	23,234	883,357
Calpine Corp.*(a)	30,320	426,906
Cia Energetica de Minas Gerais (Brazil), ADR	62,900	933,436
Consolidated Edison, Inc.	2,594	147,910
Constellation Energy Group, Inc.	10,655	405,529
Dominion Resources, Inc.	18,291	928,634
DPL, Inc.	2,600	78,364
DTE Energy Co.	1,439	70,540
Duke Energy Corp.	11,832	236,522
E.ON AG (Germany)	37,994	824,318
Edison International	2,889	110,504

	Shares	Value
COMMON STOCKS (Continued)
Electric (cont’d.)
Entergy Corp.(a)	1,652	$109,511
Exelon Corp.	17,236	734,426
FirstEnergy Corp.(a)	2,769	124,356
GDF Suez (France)	37,430	1,112,105
NextEra Energy, Inc.	70,512	3,809,058
Northeast Utilities	64,613	2,174,228
NRG Energy, Inc.*(a)	8,859	187,900
NV Energy, Inc.	67,330	990,424
PG&E Corp.	23,409	990,435
PPL Corp.	4,162	118,783
Progress Energy, Inc.	34,203	1,768,979
Public Service Enterprise Group, Inc.	45,717	1,525,577
Southern Co.(a)	52,360	2,218,493
Wisconsin Energy Corp.	2,050	64,145
Xcel Energy, Inc.	4,080	100,735

		21,193,876

Electronic Components & Equipment — 0.5%
Emerson Electric Co.	40,128	1,657,688
EnerSys*	17,600	352,352
Mitsubishi Electric Corp. (Japan)	124,000	1,098,375
Nidec Corp. (Japan)	10,500	845,636
Schneider Electric SA (France)	37,019	1,981,087
TE Connectivity Ltd. (Switzerland)	81,170	2,284,124

		8,219,262

Electronics — 0.2%
Agilent Technologies, Inc.*	16,410	512,813
Hon Hai Precision Industry Co. Ltd. (Taiwan) (Class S Stock), GDR	427,783	1,942,731
Murata Manufacturing Co. Ltd. (Japan)	9,400	510,366
Omron Corp. (Japan)	19,300	379,024
Premier Farnell PLC (United Kingdom)	154,373	370,202
Thermo Fisher Scientific, Inc.*	3,646	184,633

		3,899,769

Energy – Alternate Sources
GCL-Poly Energy Holdings Ltd. (Cayman Islands)	1,083,000	281,900

Environmental Control — 0.1%
Republic Services, Inc.	37,100	1,041,026

Financial – Bank & Trust — 1.3%
BNP Paribas SA (France), 144A	50,235	1,980,390
Citigroup, Inc.	151,069	3,870,389
Credit Suisse Group AG (Switzerland)*	71,634	1,874,033
Fifth Third Bancorp	62,375	629,987
HSBC Holdings PLC (United Kingdom)	282,000	2,154,977
Societe Generale SA (France)	21,872	572,559
State Street Corp.	13,161	423,258
SunTrust Banks, Inc.	50,500	906,475
Wells Fargo & Co.(a)	457,518	11,035,335

		23,447,403

Food — 1.1%
BRF - Brasil Foods SA (Brazil), ADR	35,100	615,303
Campbell Soup Co.(a)	45,509	1,473,126
Charoen Pokphand Foods PCL (Thailand), NVDR	1,096,100	936,715
CJ CheilJedang Corp. (South Korea)	2,600	641,884
ConAgra Foods, Inc.	19,930	482,705
General Mills, Inc.	33,363	1,283,474

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food (cont’d.)
J.M. Smucker Co. (The)	19,600	$1,428,644
Kraft Foods, Inc. (Class A Stock)	136,149	4,571,883
Nestle SA (Switzerland)	46,900	2,581,972
Tiger Brands Ltd. (South Africa)	36,000	933,165
Unilever NV (Netherlands), CVA	77,893	2,465,570
Unilever PLC (United Kingdom)	63,792	1,998,236

		19,412,677

Food & Staples Retailing — 0.1%
Tesco PLC (United Kingdom)	215,665	1,263,279

Forest Products & Paper — 0.1%
Abitibi Escrow Shares*	996,000	3,735
AbitibiBowater, Inc.*	7,484	112,260
MeadWestvaco Corp.	40,000	982,400
Stora Enso Oyj (Finland) (Class R Stock), 144A	51,861	303,548
UPM-Kymmene Oyj (Finland)	45,947	519,063

		1,921,006

Gas — 0.6%
AGL Resources, Inc.	6,112	249,003
CenterPoint Energy, Inc.	24,360	477,944
Centrica PLC (United Kingdom)	821,429	3,786,482
National Grid PLC (United Kingdom)	78,949	782,546
NiSource, Inc.	2,536	54,220
Perusahaan Gas Negara PT (Indonesia)	1,668,500	501,492
Sempra Energy	61,673	3,176,159
Snam Rete Gas SpA (Italy)	238,185	1,099,605

		10,127,451

Hand/Machine Tools — 0.1%
SMC Corp. (Japan)	6,074	887,790

Healthcare Products — 0.8%
Baxter International, Inc.	18,180	1,020,625
Becton, Dickinson and Co.	19,089	1,399,606
Covidien PLC (Ireland)	47,538	2,096,426
Hengan International Group Co. Ltd. (Cayman Islands)	189,000	1,509,446
Johnson & Johnson(a)	92,204	5,874,317
Kinetic Concepts, Inc.*	3,200	210,848
Sirona Dental Systems, Inc.*	21,200	899,092
St. Jude Medical, Inc.	20,421	739,036
Thoratec Corp.*	19,940	650,842

		14,400,238

Healthcare Services — 0.6%
Aetna, Inc.	9,800	356,230
Emeritus Corp.*(a)	21,570	304,137
Fresenius Medical Care AG & Co. KGaA (Germany)	9,960	675,676
HealthSpring, Inc.*(a)	16,040	584,818
Humana, Inc.	27,502	2,000,220
Lincare Holdings, Inc.(a)	61,200	1,377,000
National Healthcare Corp.	35,610	1,150,203
Roche Holding AG (Switzerland)	8,480	1,369,623
UnitedHealth Group, Inc.	70,786	3,264,650

		11,082,557

Holding Companies – Diversified — 0.2%
Bidvest Group Ltd. (South Africa)	32,800	603,925
Jardine Matheson Holdings Ltd. (Bermuda)	19,544	897,070

	Shares	Value
COMMON STOCKS (Continued)
Holding Companies – Diversified (cont’d.)
LG Corp. (South Korea)	6,800	$339,693
LVMH Moet Hennessy Louis Vuitton SA (France)	12,655	1,670,460
Wharf Holdings Ltd. (The) (Hong Kong)	116,000	572,306

		4,083,454

Home Builders — 0.1%
Lennar Corp. (Class A Stock)(a)	17,988	243,558
NVR, Inc.*	965	582,841
Toll Brothers, Inc.*	35,100	506,493

		1,332,892

Home Furnishings — 0.1%
Arcelik A/S (Turkey)	123,600	484,499
Skyworth Digital Holdings Ltd. (Bermuda)	1,112,000	386,190
Tempur-Pedic International, Inc.*	10,190	536,096

		1,406,785

Household Products/ Wares — 0.1%
Fortune Brands, Inc.*	33,300	1,800,864
Kimberly-Clark Corp.	8,700	617,787

		2,418,651

Insurance — 2.0%
ACE Ltd. (Switzerland)	61,378	3,719,507
Aflac, Inc.	31,810	1,111,759
Allianz SE (Germany)	12,432	1,165,239
Allied World Assurance Co. Holdings AG (Switzerland)	10,500	563,955
Allstate Corp. (The)	30,059	712,098
American International Group, Inc.*	32,600	715,570
AmTrust Financial Services, Inc.	19,300	429,618
Aon Corp.	8,700	365,226
AXA SA (France)	68,010	884,799
AXIS Capital Holdings Ltd. (Bermuda)	14,975	388,452
Berkshire Hathaway, Inc. (Class A Stock)*	16	1,708,800
Berkshire Hathaway, Inc. (Class B Stock)*	17,212	1,222,740
Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	513	530,266
Dongbu Insurance Co. Ltd. (South Korea)	14,500	625,147
Everest Re Group Ltd. (Bermuda)	12,010	953,354
Fortegra Financial Corp.*	25,812	135,513
Hartford Financial Services Group, Inc. (The)(a)	26,699	430,922
ING Groep NV (Netherlands), CVA*	273,518	1,929,351
Loews Corp.(a)	113,700	3,928,335
MetLife, Inc.	145,205	4,067,192
Old Republic International Corp.	60,900	543,228
OneBeacon Insurance Group Ltd. (Bermuda) (Class A Stock)	30,925	421,817
PartnerRe Ltd. (Bermuda)	980	51,225
Ping An Insurance (Group) Co. of China Ltd. (China) (Class H Stock)	73,000	408,166
ProAssurance Corp.	11,300	813,826
Prudential PLC (United Kingdom)	234,514	2,014,024
RenaissanceRe Holdings Ltd. (Bermuda)	5,477	349,433
Sul America SA (Brazil), UTS	70,800	583,269
Transatlantic Holdings, Inc.	21,300	1,033,476
Travelers Cos., Inc. (The)	21,600	1,052,568
W.R. Berkley Corp.	47,300	1,404,337
XL Group PLC (Ireland)	34,103	641,136

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Zurich Financial Services AG (Switzerland)*	6,150	$1,281,072

		36,185,420

Internet Software & Services — 0.7%
Amazon.com, Inc.*	31,297	6,767,350
Expedia, Inc.(a)	31,800	818,850
Google, Inc. (Class A Stock)*	5,553	2,856,352
HomeAway, Inc.*(a)	14,400	484,128
NetFlix, Inc.*	3,600	407,376
Opentable, Inc.*(a)	10,200	469,302
priceline.com, Inc.*	1,600	719,136
Yahoo! Japan Corp. (Japan)	1,771	550,044

		13,072,538

Iron/Steel — 0.1%
Fortescue Metals Group Ltd. (Australia)	137,217	573,159
Kumba Iron Ore Ltd. (South Africa)	13,400	703,572

		1,276,731

Leisure Time — 0.1%
Carnival Corp. (Panama)(a)	48,648	1,474,034
Harley-Davidson, Inc.	29,600	1,016,168

		2,490,202

Lodging — 0.3%
Accor SA (France)	23,650	629,753
City Developments Ltd. (Singapore)	27,000	195,760
Genting Singapore PLC (United Kingdom)*	295,000	342,537
Intercontinental Hotels Group PLC (United Kingdom)	72,456	1,174,927
Marriott International, Inc. (Class A Stock)	31,937	869,964
Monarch Casino & Resort, Inc.*	35,000	342,300
Sands China Ltd. (Cayman Islands)*	162,400	379,964
Wynn Resorts Ltd.	9,100	1,047,228

		4,982,433

Machinery – Construction & Mining — 0.1%
Atlas Copco AB (Sweden) (Class A Stock)	39,885	705,985
Joy Global, Inc.	9,600	598,848
Komatsu Ltd. (Japan)	49,300	1,062,911

		2,367,744

Media — 1.2%
AH Belo Corp. (Class A Stock)	46,770	196,434
Belo Corp. (Class A Stock)	77,220	377,606
Cablevision Systems Corp. (Class A Stock)	39,000	613,470
CBS Corp. (Class B Stock)(a)	157,931	3,218,634
Comcast Corp. (Class A Stock)	83,345	1,741,911
DIRECTV (Class A Stock)*(a)	23,600	997,100
Discovery Communications, Inc. (Class A Stock)*	8,640	325,037
DISH Network Corp. (Class A Stock)*	11,080	277,665
Entercom Communications Corp. (Class A Stock)*(a)	64,200	337,050
Gannett Co., Inc.	99,814	951,227
LIN TV Corp. (Class A Stock)*	97,200	211,896
Pearson PLC (United Kingdom)	59,774	1,054,365
Reed Elsevier NV (Netherlands)	73,804	811,585
Scripps Networks Interactive, Inc. (Class A Stock)(a)	17,900	665,343
Sirius XM Radio, Inc.*(a)	329,970	498,255
Time Warner Cable, Inc.	20,600	1,291,002

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Time Warner, Inc.(a)	166,706	$4,996,179
Walt Disney Co. (The)	26,650	803,764
Washington Post Co. (The) (Class B Stock)(a)	1,665	544,405
WPP PLC (United Kingdom)	107,795	998,456

		20,911,384

Metal Fabricate/Hardware
Precision Castparts Corp.	5,500	855,030

Metals & Mining — 0.8%
Alcoa, Inc.	124,871	1,195,016
Barrick Gold Corp. (Canada)	16,495	769,492
BHP Billiton Ltd. (Australia)	73,562	2,435,667
BHP Billiton PLC (United Kingdom)	17,940	479,250
First Quantum Minerals Ltd. (Canada)	46,767	622,578
Freeport-McMoRan Copper & Gold, Inc.	20,384	620,693
Glencore International PLC (United Kingdom)	62,127	390,334
KGHM Polska Miedz SA (Poland)	20,800	814,448
Kinross Gold Corp. (Canada)	57,017	847,175
Mining & Metallurgical Co. Norilsk Nickel OJSC (Russia), ADR	67,100	1,442,650
Newmont Mining Corp.	7,482	470,618
Northgate Minerals Corp. (Canada)*	20,600	69,197
Rio Tinto Ltd. (Australia)	13,266	777,034
Rio Tinto PLC (United Kingdom)	56,992	2,527,498
Xstrata PLC (United Kingdom)	67,500	852,372

		14,314,022

Office Equipment — 0.1%
Canon, Inc. (Japan)	55,800	2,533,657

Oil & Gas — 3.6%
Afren PLC (United Kingdom)*	273,700	343,363
Anadarko Petroleum Corp.	6,390	402,890
Apache Corp.	3,666	294,160
BG Group PLC (United Kingdom)	279,875	5,356,440
BP PLC (United Kingdom)	158,223	948,658
Cabot Oil & Gas Corp.	9,600	594,336
Cairn Energy PLC (United Kingdom)*	82,580	358,154
Chevron Corp.	60,536	5,600,790
CNOOC Ltd. (Hong Kong)	1,340,000	2,154,579
Concho Resources, Inc.*(a)	15,530	1,104,804
ConocoPhillips	58,222	3,686,617
Devon Energy Corp.	63,724	3,532,859
Dragon Oil PLC (Ireland)	84,700	624,735
Energen Corp.	40,000	1,635,600
EOG Resources, Inc.(a)	5,680	403,337
Exxon Mobil Corp.	111,603	8,105,726
JX Holdings, Inc. (Japan)	175,200	983,343
KazMunaiGas Exploration Production (Kazakhstan), GDR	35,500	527,150
Lukoil OAO (Russia), ADR	27,500	1,380,225
Marathon Petroleum Corp.	17,490	473,279
Newfield Exploration Co.*	16,100	639,009
Occidental Petroleum Corp.	58,737	4,199,695
Oil & Natural Gas Corp. Ltd. (India)	140,400	760,254
PetroChina Co. Ltd. (China) (Class H Stock)	1,450,000	1,756,380
Petroleo Brasileiro SA (Brazil), ADR	76,500	1,585,080
Pioneer Natural Resources Co.	3,490	229,537
PTT Aromatics & Refining PCL (Thailand)	546,000	316,165
PTT PCL (Thailand)	124,900	1,044,684

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil & Gas (cont’d.)
Rosneft Oil Co. (Russia) (Class S Stock), GDR	116,400	$687,039
Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	207,459	6,397,445
Sasol Ltd. (South Africa)	33,600	1,377,990
SK Holdings Co. Ltd. (South Korea)	8,300	919,157
Southwestern Energy Co.*(a)	34,769	1,158,851
Tatneft (Russia), ADR	34,600	860,502
Total SA (France)	64,574	2,848,960
Tullow Oil PLC (United Kingdom)	90,962	1,839,632
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	37,300	764,795

		65,896,220

Oil & Gas Services — 0.5%
Baker Hughes, Inc.	17,100	789,336
Cameron International Corp.*	33,820	1,404,883
Global Industries Ltd.*	25,900	205,128
Halliburton Co.	14,300	436,436
National Oilwell Varco, Inc.	10,608	543,342
Schlumberger Ltd. (Netherlands)	93,676	5,595,268
Technip SA (France)	10,640	852,443

		9,826,836

Pharmaceuticals — 2.0%
Abbott Laboratories	59,306	3,032,909
Allergan, Inc.(a)	13,300	1,095,654
AmerisourceBergen Corp.(a)	38,600	1,438,622
Bristol-Myers Squibb Co.	43,500	1,365,030
Cardinal Health, Inc.	34,417	1,441,384
Cephalon, Inc.*	3,900	314,730
Eli Lilly & Co.	13,700	506,489
GlaxoSmithKline PLC (United Kingdom)	175,243	3,616,167
McKesson Corp.	4,427	321,843
Merck & Co., Inc.	209,610	6,856,343
Mylan, Inc.*	6,254	106,318
Novartis AG (Switzerland)	44,742	2,499,364
Pfizer, Inc.	356,497	6,302,867
Sanofi (France)	46,636	3,067,559
Shire PLC (United Kingdom)	36,909	1,150,996
Teva Pharmaceutical Industries Ltd. (Israel), ADR	47,934	1,784,103
Valeant Pharmaceuticals International, Inc. (Canada)	34,550	1,282,496
Watson Pharmaceuticals, Inc.*(a)	9,530	650,423

		36,833,297

Pipelines — 0.3%
El Paso Corp	38,000	664,240
NuStar GP Holdings LLC.	40,300	1,235,598
ONEOK, Inc.	28,805	1,902,282
Williams Cos., Inc. (The)	30,527	743,027

		4,545,147

Real Estate — 1.0%
Agile Property Holdings Ltd. (Cayman Islands)	128,000	83,035
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	44,100	1,214,955
Brookfield Office Properties, Inc. (Canada)	45,244	625,618
CapitaLand Ltd. (Singapore)	736,000	1,373,235
CapitaMalls Asia Ltd. (Singapore)	235,000	216,564

	Shares	Value
COMMON STOCKS (Continued)
Real Estate (cont’d.)
China Overseas Land & Investment Ltd. (Hong Kong)	998,000	$1,425,420
China Resources Land Ltd. (Cayman Islands)	712,000	765,722
First Capital Realty, Inc. (Canada)	30,137	488,910
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	370,400	272,583
Hang Lung Properties Ltd. (Hong Kong)	681,000	2,026,198
Helical Bar PLC (United Kingdom)	110,376	333,426
Henderson Land Development Co. Ltd. (Hong Kong)	35,000	157,136
Hongkong Land Holdings Ltd. (Bermuda)	135,000	606,825
Mitsubishi Estate Co. Ltd. (Japan)	112,000	1,816,709
Mitsui Fudosan Co. Ltd. (Japan)	84,000	1,326,964
New World Development Ltd. (Hong Kong)	385,000	368,130
Norwegian Property ASA (Norway)	126,229	168,135
Sino Land Co. Ltd. (Hong Kong)	192,000	253,557
Soho China Ltd. (Cayman Islands)	1,086,000	685,651
Sponda Oyj (Finland)	67,126	252,104
Sumitomo Realty & Development Co. Ltd. (Japan)	38,000	730,476
Sun Hung Kai Properties Ltd. (Hong Kong)	244,000	2,799,171
Technopolis PLC (Finland)	30,314	128,212
WP Carey & Co. LLC	17,199	626,560

		18,745,296

Real Estate Investment Trusts — 2.8%
Agree Realty Corp.	33,694	733,855
Alexandria Real Estate Equities, Inc.	13,330	818,329
Alstria Office REIT AG (Germany)	10,923	128,165
Apartment Investment & Management Co. (Class A Stock)	6,800	150,416
Artis Real Estate Investment Trust (Canada)	7,750	91,485
AvalonBay Communities, Inc.	17,470	1,992,454
Boston Properties, Inc.	11,500	1,024,650
BRE Properties, Inc.	18,340	776,516
British Land Co. PLC (United Kingdom)	104,041	766,355
Camden Property Trust	18,650	1,030,599
Canadian Apartment Properties REIT (Canada)	4,200	84,569
Canadian Real Estate Investment Trust (Canada)	7,300	248,488
CapitaCommercial Trust (Singapore)	332,000	253,610
CFS Retail Property Trust (Australia)	81,170	136,209
Commonwealth Property Office Fund (Australia)	638,859	549,734
Corio NV (Netherlands)	22,130	1,019,677
Cousins Properties, Inc.	88,656	518,638
CreXus Investment Corp.	98,400	873,792
DCT Industrial Trust, Inc.	103,030	452,302
Dexus Property Group (Australia)	741,510	584,470
DiamondRock Hospitality Co.	49,200	343,908
Digital Realty Trust, Inc.	12,300	678,468
Duke Realty Corp.	51,400	539,700
DuPont Fabros Technology, Inc.	45,540	896,683
Excel Trust, Inc.	82,900	797,498
Frontier Real Estate Investment Corp. (Japan)	40	354,082
Glimcher Realty Trust	71,470	506,008
Goodman Group (Australia)	690,046	378,070
HCP, Inc.(a)	82,805	2,903,143

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
Host Hotels & Resorts, Inc.	73,400	$802,996
Japan Real Estate Investment Corp. (Japan)	70	684,362
Japan Retail Fund Investment Corp. (Japan)	49	78,782
Kenedix Realty Investment Corp. (Japan)	129	420,382
Kilroy Realty Corp.	26,783	838,308
Kimco Realty Corp.	79,370	1,192,931
Klepierre (France)	23,724	665,014
Land Securities Group PLC (United Kingdom)	86,009	854,810
LaSalle Hotel Properties	19,600	376,320
Link REIT (The) (Hong Kong)	125,000	394,926
London & Stamford Property PLC (United Kingdom)	191,960	349,850
Macerich Co. (The)	20,600	878,178
Mack-Cali Realty Corp.	46,260	1,237,455
Mirvac Group (Australia)	267,112	293,664
National Health Investors, Inc.	12,500	526,625
Nieuwe Steen Investments NV (Netherlands)	12,753	189,422
Nippon Building Fund, Inc. (Japan)	66	683,252
Post Properties, Inc.	8,000	277,920
ProLogis, Inc.	86,744	2,103,542
Public Storage	9,800	1,091,230
Regency Centers Corp	26,200	925,646
RioCan Real Estate Investment Trust (Canada)	26,663	661,550
Segro PLC (United Kingdom)	125,491	428,086
Senior Housing Properties Trust	26,220	564,779
Simon Property Group, Inc.	37,430	4,116,551
SL Green Realty Corp.	15,460	898,999
Stockland (Australia)	241,810	673,072
Sunstone Hotel Investors, Inc.*	46,300	263,447
UDR, Inc.	23,590	522,283
Unibail-Rodamco (France)	10,833	1,933,001
Vastned Retail NV (Netherlands)	4,253	201,772
Ventas, Inc.	32,564	1,608,662
Vornado Realty Trust	8,600	641,732
Weingarten Realty Investors	34,800	736,716
Wereldhave NV (Netherlands)	2,408	169,347
Westfield Group (Australia)	212,668	1,577,080
Westfield Retail Trust (Australia)	196,986	458,440

		49,953,005

Retail — 0.9%
AutoZone, Inc.*	8,340	2,662,044
Bed Bath & Beyond, Inc.*	28,100	1,610,411
BJ’s Restaurants, Inc.*(a)	12,400	546,964
Compagnie Financiere Richemont SA (Switzerland) (Class A Stock)	27,111	1,207,669
Darden Restaurants, Inc.(a)	2,970	126,968
GameStop Corp. (Class A Stock)*(a)	13,100	302,610
Home Depot, Inc. (The)	62,567	2,056,577
Inditex SA (Spain)	11,000	939,015
Li Ning Co. Ltd. (Cayman Islands)	137,500	140,666
Lowe’s Cos., Inc.	28,848	557,920
Lululemon Athletica, Inc.*	2,600	126,490
McDonald’s Corp.	13,400	1,176,788
Sears Holdings Corp.*(a)	23,100	1,328,712
Staples, Inc.	9,248	122,998

	Shares	Value
COMMON STOCKS (Continued)
Retail (cont’d.)
Vera Bradley, Inc.*(a)	19,600	$706,580
Walgreen Co.	35,000	1,151,150
Wal-Mart Stores, Inc.	16,700	866,730
Yum! Brands, Inc.	19,689	972,440

		16,602,732

Retail & Merchandising — 0.7%
Belle International Holdings Ltd. (Cayman Islands)	222,000	382,727
CVS Caremark Corp.	36,938	1,240,378
Gap, Inc. (The)(a)	54,500	885,080
Kohl’s Corp.	35,698	1,752,772
Macy’s, Inc.(a)	51,223	1,348,189
Marks & Spencer Group PLC (United Kingdom)	134,484	654,879
PPR (France)	18,979	2,453,241
Target Corp.	39,881	1,955,764
TJX Cos., Inc. (The)	24,100	1,336,827

		12,009,857

Savings & Loan — 0.1%
Capitol Federal Financial, Inc	31,100	328,416
People’s United Financial, Inc.(a)	77,000	877,800

		1,206,216

Semiconductors — 1.3%
Altera Corp.	13,239	417,426
Analog Devices, Inc.	36,757	1,148,656
Applied Materials, Inc.	6,462	66,882
ASML Holding NV (Netherlands)(a)	15,626	540,156
Avago Technologies Ltd. (Singapore)	50,500	1,654,632
Broadcom Corp. (Class A Stock)*	78,435	2,611,101
Freescale Semiconductor Holdings I Ltd. (Bermuda)*(a)	78,063	861,035
Hynix Semiconductor, Inc. (South Korea)	28,700	506,442
Intel Corp.	14,100	300,753
Lam Research Corp.*	51,015	1,937,549
Marvell Technology Group Ltd. (Bermuda)*	17,400	252,822
Micron Technology, Inc.*	13,260	66,830
Netlogic Microsystems, Inc.*	7,300	351,203
Novellus Systems, Inc.*	6,673	181,906
Samsung Electronics Co. Ltd. (South Korea)	2,985	2,084,296
Samsung Electronics Co. Ltd. (South Korea), GDR, 144A	8,800	3,137,388
Siliconware Precision Industries Co. (Taiwan), ADR	116,500	556,870
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	382,475	4,371,689
Varian Semiconductor Equipment
Associates, Inc.*	1,900	116,185
Xilinx, Inc.(a)	78,855	2,163,781

		23,327,602

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.*	2,488	60,533
Hyundai Mipo Dockyard (South Korea)	4,900	421,828
Samsung Heavy Industries Co. Ltd. (South Korea)	24,300	556,210

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Shipbuilding (cont’d.)
Yangzijiang Shipbuilding Holdings Ltd. (Singapore)	450,000	$300,532

		1,339,103

Software — 0.9%
Activision Blizzard, Inc.	49,400	587,860
Adobe Systems, Inc.*	9,751	235,682
Blackboard, Inc.*	3,100	138,446
Citrix Systems, Inc.*	7,939	432,914
Microsoft Corp.	275,511	6,857,469
Nuance Communications, Inc.*(a)	47,000	956,920
Oracle Corp.	104,336	2,998,617
RealPage, Inc.*(a)	14,414	294,766
salesforce.com, Inc.*	6,600	754,248
SAP AG (Germany)	27,480	1,398,241
Taleo Corp. (Class A Stock)*(a)	19,780	508,742
VeriFone Systems, Inc.*	36,005	1,260,895
VMware, Inc. (Class A Stock)*	6,600	530,508

		16,955,308

Storage
Safestore Holdings PLC (United Kingdom)	84,499	134,221

Telecommunications — 2.4%
America Movil SAB de CV (Mexico) (Class L Stock), ADR	27,000	596,160
American Tower Corp. (Class A Stock)*	11,037	593,791
AT&T, Inc.	208,641	5,950,441
CenturyLink, Inc.	37,400	1,238,688
China Mobile Ltd. (Hong Kong)	61,000	596,293
Chunghwa Telecom Co. Ltd. (Taiwan), ADR	49,300	1,626,900
Cisco Systems, Inc.	221,698	3,434,102
Corning, Inc.	10,240	126,566
Crown Castle International Corp.*	2,400	97,608
Juniper Networks, Inc.*	40,805	704,294
KDDI Corp. (Japan)	183	1,259,838
Koninklijke KPN NV (Netherlands)	83,298	1,097,118
KT Corp. (South Korea)	1,570	47,295
Mobile Telesystems OJSC (Russia), ADR.	59,400	730,620
Motorola Mobility Holdings, Inc.*	13,956	527,257
Nippon Telegraph & Telephone Corp. (Japan)	19,300	924,627
Polycom, Inc.*	25,400	466,598
QUALCOMM, Inc.	88,363	4,297,093
Sprint Nextel Corp.*	420,965	1,279,733
Telecom Argentina SA (Argentina), ADR	28,000	521,640
Telecom Corp of New Zealand Ltd. (New Zealand)	211,437	420,278
Telecomunicacoes de Sao Paulo SA (Brazil), ADR	43,990	1,163,536
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	102,125	980,606
Telephone & Data Systems, Inc. (Special Stock)	32,000	632,640
Tim Participacoes SA (Brazil), ADR	37,013	872,026
Turk Telekomunikasyon A/S (Turkey)	114,700	492,524
Verizon Communications, Inc.(a)	87,733	3,228,575
VimpelCom Ltd. (Bermuda), ADR	80,100	763,353
Vodacom Group Ltd. (South Africa)	89,600	998,689
Vodafone Group PLC (United Kingdom)	2,290,634	5,903,629

	Shares	Value
COMMON STOCKS (Continued)
Telecommunications (cont’d.)
Vodafone Group PLC (United Kingdom), ADR	34,000	$872,100

		42,444,618

Transportation — 0.6%
CSX Corp.	81,197	1,515,948
East Japan Railway Co. (Japan)	21,500	1,303,472
GATX Corp.	14,600	452,454
J.B. Hunt Transport Services, Inc.	15,510	560,221
Norfolk Southern Corp.	59,665	3,640,758
Old Dominion Freight Line, Inc.*(a)	24,100	698,177
Teekay Corp. (Marshall Islands)	89,200	2,016,812
Union Pacific Corp.	5,740	468,786

		10,656,628

Water — 0.1%
American Water Works Co., Inc.	22,800	688,104
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	26,500	616,466
Northumbrian Water Group PLC (United Kingdom)	106,936	771,113
Suez Environnement Co. (France)	40,188	559,295

		2,634,978

TOTAL COMMON STOCKS (cost $865,193,579)		769,728,916

PREFERRED STOCKS — 0.5%
Automobile Manufacturers — 0.1%
General Motors Co., Series B, General Motors Co., CVT, 4.750%	14,000	491,120
Volkswagen AG (Germany)	14,732	1,944,153

		2,435,273

Banks — 0.1%
Ally Financial, Inc., 144A, 7.000%	311	208,283
Itau Unibanco Holding SA (Brazil) (PRFC Shares), ADR	39,300	609,936

		818,219

Beverages — 0.1%
Companhia de Bebidas das Americas (Brazil), ADR	54,800	1,679,620

Diversified Financial Services
GMAC Capital Trust I, Series 2, 8.125%	3,000	54,750

Financial – Bank & Trust
Wells Fargo & Co., Series L, CVT, 7.500%.	286	295,455

Home Builders
M/I Homes, Inc., Series A, 9.750%*	46,640	639,901

Metals & Mining — 0.2%
Vale SA (Brazil) (PRFC Shares), ADR	133,600	2,805,600

TOTAL PREFERRED STOCKS (cost $10,105,539)		8,728,818

	Units
RIGHTS*
Commercial Banks
Banco Bilbao Vizcaya Argentaria SA (Spain),expiring 10/14/11 (cost $0)	89,938	13,254

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

			Shares	Value
UNAFFILIATED MUTUAL FUNDS — 0.1%
Cohen & Steers Infrastructure Fund, Inc.			80,562	$1,254,350
Nuveen Municipal Value Fund			28,500	277,305

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $1,505,276)				1,531,655

			Units
WARRANTS*
Automobile Manufacturers
General Motors Co., expiring 07/10/16			9,837	114,503
General Motors Co., expiring 07/10/19			9,837	78,007

TOTAL WARRANTS (cost $0)				192,510

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.0%
AH Mortgage Advance Trust,
Series SART-1, Class A2, 144A
3.370%	05/10/43	AAA(d)	$1,833	1,825,668
Ally Auto Receivables Trust,
Series 2010-1, Class A3
1.450%	05/15/14	Aaa	430	432,492
Series 2010-3, Class A4
1.550%	08/17/15	Aaa	467	474,396
Series 2010-4, Class A4
1.350%	12/15/15	AAA(d)	1,000	1,006,760
Series 2011-1, Class A3
1.380%	01/15/15	Aaa	355	358,275
AmeriCredit Automobile Receivables Trust,
Series 2011-3, Class A2
0.840%	11/10/14	Aaa	1,381	1,379,234
Bank of America Auto Trust,
Series 2010-2, Class A3
1.310%	07/15/14	Aaa	559	561,166
Centex Home Equity,
Series 2004-D, Class AF4
4.680%	06/25/32	A1	593	562,174
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2003-6, Class 1A4
4.499%	11/25/34	Baa2	371	365,944
Citifinancial Mortgage Securities, Inc.,
Series 2003-3, Class AF4
5.848%	08/25/33	Aa3	563	542,141
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC1, Class A2A
0.285%(c)	12/25/36	Caa1	75	58,518
CNH Equipment Trust,
Series 2010-A, Class A3
1.540%	07/15/14	Aaa	686	688,494
Series 2011-A, Class A3
1.200%	05/16/16	Aaa	500	502,187
Countrywide Asset-Backed Certificates,
Series 2005-12, Class 1A4
5.323%(c)	02/25/36	Ba1	250	237,848
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-CF2, Class 1A2, 144A
5.150%	01/25/43	Aaa	430	418,973

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Equity One ABS, Inc.,
Series 2003-2, Class M1
5.050%(c)	09/25/33	Baa1	$426	$350,781
First Franklin Mortgage Loan Asset-Backed Certificates,
Series 2005-FF9, Class A3
0.515%(c)	10/25/35	AAA(d)	1,169	1,100,024
Home Equity Asset Trust,
Series 2005-2, Class M2
0.666%(c)	07/25/35	Baa2	650	617,070
Honda Auto Receivables Owner Trust,
Series 2011-1, Class A4
1.800%	04/17/17	Aaa	845	861,929
HSBC Home Equity Loan Trust,
Series 2005-2, Class A1
0.501%(c)	01/20/35	Aaa	414	366,774
Series 2006-1, Class A1
0.391%(c)	01/20/36	Aaa	383	356,422
Lehman XS Trust,
Series 2005-5N, Class 3A1A
0.486%(c)	11/25/35	B3	86	59,476
Mercedes-Benz Auto Receivables Trust,
Series 2010-1, Class A3
1.420%	08/15/14	Aaa	522	524,931
Park Place Securities, Inc.,
Series 2005-WHQ3, Class M2
0.636%(c)	06/25/35	Baa1	200	135,688
Residential Asset Mortgage Products, Inc.,
Series 2005-EFC6, Class M1
0.596%(c)	11/25/35	B2	550	395,515
Series 2006-NC1, Class A2
0.376%(c)	01/25/36	B2	763	642,049
Residential Asset Securities Corp.,
Series 2005-KS9, Class A3
0.556%(c)	10/25/35	Aa2	700	659,996
Series 2006-KS1, Class A4
0.486%(c)	02/25/36	Caa2	500	304,842
Structured Asset Investment Loan Trust,
Series 2003-BC10, Class A4
1.186%(c)	10/25/33	AAA(d)	1,000	793,258
Structured Asset Securities Corp.,
Series 2002-AL1, Class A2
3.450%	02/25/32	Baa2	201	183,544
Toyota Auto Receivables Owner Trust,
Series 2011-A, Class A3
0.980%	10/15/14	Aaa	1,095	1,099,645

TOTAL ASSET-BACKED SECURITIES (cost $17,940,702)				17,866,214

BANK LOANS(c) — 0.4%
Advertising
Vertis, Inc., Term Loan
11.750%	08/02/15	NR	185	130,496

Auto Parts & Equipment
Autoparts Holdings Ltd., First Lien Term Loan
6.500%	08/01/17	B1	33	32,949
6.500%	01/01/40	B1	17	16,801

				49,750

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Automobile Manufacturers
Chrysler Group LLC, New Term B Loan
6.000%	05/30/17	Ba2	$703	$611,317

Building Materials
Nortek, Inc., Term Loan Assignment
6.250%	04/26/17	Ba3	100	92,535

Commercial Services
Cengage Learning Acquisitions, Inc., Term Loan
2.490%	07/15/14	B2	123	96,085
Sourcehov LLC, Term Loan Second Lien
10.500%	04/28/19	Caa2	125	110,235

				206,320

Containers & Packaging
Reynolds Group Holdings, Tranche Term C Loan
6.500%	08/15/18	Ba3	200	193,778

Diversified Financial Services — 0.1%
CapMark Financial Group, Inc., U.S. Term Loan
5.250%	03/23/13	C	3,370	1,723,519

Electric
Electrical Components International, Inc., Synthetic Revolving Loan
1.400%	01/25/17	B1	3	2,411
6.750%	01/25/17	B1	41	38,372
Texas Competitive Electric Holdings Co. LLC, 2014 Term Loan (Non-Extending) Assignment
4.500%	10/10/14	B2	428	300,881
Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending) Assignment
3.742%	10/10/14	B2	220	146,702
4.772%	10/10/14	B2	1	368
6.000%	10/10/14	B2	207	138,083

				626,817

Energy
Meg Energy Corp., Initial Term Loan
4.000%	03/18/18	Ba3	80	78,243

Entertainment — 0.1%
Boyd Gaming Corp., Initial Term Loan
3.739%	12/31/15	NR	481	445,878
Caesars Entertainment Operating Co., Inc., Term B-2 Loan
3.235%	01/28/15	B3	325	270,153
3.253%	01/28/15	B3	175	145,162
CCM Merger, Inc., Term Loan
7.000%	03/01/16	B3	120	116,641

				977,834

Food — 0.1%
SUPERVALU, Inc., Term B-2 Loan
3.489%	10/05/15	NR	598	560,276
8.000%	04/30/18	NR	250	230,033

				790,309

Lodging
Rock Ohio Caesars LLC, Funded Term B Loan Assignment
8.500%	08/15/17	B3	100	98,375

Media — 0.1%
Clear Channel Communications, Inc., Tranche Term B Loan
3.889%	01/29/16	Caa1	482	336,353

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Media (cont’d.)
High Plains Broadcasting, Inc., Term Loan Assignment
9.000%	09/14/16	Ba3	$102	$100,410
Hubbard Radio LLC, Term Loan Second Lien
8.750%	04/11/18	Caa1	100	97,375
Newport Television LLC, Term Loan Assignment
9.000%	09/14/16	B3	376	368,292

				902,430

Real Estate Investment Trusts
iStar Financial, Inc., Tranche A-1 Loan
5.000%	06/30/13	B1	61	59,139
5.000%	06/30/13	B1	46	44,130
Tishman Speyer Office, Term Loan
11.750%	05/04/12	NR	40	38,900

				142,169

Retail & Merchandising
Claire’s Stores, Inc., Term B Loan
2.989%	05/29/14	B3	665	559,078
3.003%	05/29/14	B3	139	117,211
J. Crew Group, Inc., Term Loan Assignment
4.750%	03/04/18	B1	100	88,428

				764,717

Technology
Milacron LLC Term Loan, Term B Loan
7.500%	04/20/17	B3	94	91,233

Telecommunications
Avaya, Inc., Term B-1 Loan
3.064%	10/26/14	B1	165	148,275
Avaya, Inc., Term B-3 Loan
4.814%	10/26/14	B1	331	280,390

				428,665

Transportation
Capsugel Holdings, Inc., Term B Loan
5.250%	08/01/18	B1	80	78,529
Pilot Travel Centers LLC, Initial Tranche Term B Loan Assignment
4.250%	03/30/18	Ba2	107	105,596

				184,125

TOTAL BANK LOANS (cost $8,808,781)				8,092,632

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
Banc of America Commercial Mortgage, Inc.,
Series 2005-3, Class AM
4.727%	07/10/43	A1	765	738,564
Series 2006-3, Class A4
5.889%(c)	07/10/44	A+(d)	610	657,438
Series 2006-5, Class A4
5.414%	09/10/47	Aaa	1,220	1,273,506
Series 2006-5, Class AM
5.448%	09/10/47	Aa3	490	419,444
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN, 144A
1.979%(c)	11/15/15	NR	174	154,978

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A
4.871%	09/11/42	Aaa	$195	$209,633
Citigroup Commercial Mortgage Trust,
Series 2005-C3, Class AM
4.830%(c)	05/15/43	Aaa	420	425,023
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2005-CD1, Class AM
5.398%(c)	07/15/44	Aaa	800	822,253
Commercial Mortgage Pass-Through Certificates,
Series 2011-THL, Class D, 144A
5.605%	06/09/28	Baa1	100	94,023
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C3, Class AM
4.730%	07/15/37	Aa1	750	750,584
Credit Suisse Mortgage Capital Certificates,
Series 2006-C2, Class A3
5.824%(c)	03/15/39	Aaa	400	418,788
CW Capital Cobalt Ltd.,
Series 2006-C1, Class A4
5.223%	08/15/48	AA-(d)	580	603,772
GMAC Commercial Mortgage Securities, Inc.,
Series 2005-C1, Class AM
4.754%	05/10/43	AAA(d)	860	870,699
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-CB13, Class A4
5.457%(c)	01/12/43	Aaa	600	638,034
Series 2006-CB16, Class A4
5.552%	05/12/45	Aaa	1,145	1,228,469
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
6.067%(c)	06/15/38	Aaa	525	576,069
Series 2006-C6, Class A4
5.372%	09/15/39	Aaa	525	567,712
Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class AJ
5.506%(c)	01/12/44	Aa2	210	186,316
Series 2006-C1, Class A4
5.863%(c)	05/12/39	AAA(d)	600	662,492
Morgan Stanley Capital I,
Series 2004-HQ3, Class A4
4.800%	01/13/41	Aaa	370	389,051
Series 2007-HQ11, Class X, IO, 144A
0.408%(c)	02/12/44	Aaa	60,394	495,469
TIAA Seasoned Commercial Mortgage Trust,
Series 2007-C4, Class A3
5.979%(c)	08/15/39	AAA(d)	725	783,876
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C21, Class AM
5.380%(c)	10/15/44	Aaa	435	427,101

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $13,306,326)				13,393,294

CONVERTIBLE BONDS — 0.2%
Building Materials
U.S. Concrete, Inc.,
Sr. Sec’d. Notes, 144A
9.500%	08/31/15	NR	70	70,700

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Insurance
QBE Funding Trust (United Kingdom),
Gtd. Notes
2.512%(s)	05/12/30	A(d)	$500	$290,000

Media — 0.1%
Liberty Media LLC,
Sr. Unsec’d. Notes
3.125%	03/30/23	B1	1,000	1,073,750

Real Estate
Swiss Prime Site AG (Switzerland),
Sr. Unsec’d. Notes
1.875%	01/20/15	BBB-(d)	455	522,316

Real Estate Investment Trust — 0.1%
Wereldhave NV (Netherlands),
Sr. Unsec’d. Notes
4.375%	09/16/14	BBB-(d)	850	1,082,414

TOTAL CONVERTIBLE BONDS (cost $3,272,634)				3,039,180

CORPORATE BONDS — 17.4%
Advertising
Sitel LLC/Sitel Finance Corp.,
Sr. Unsec’d. Notes
11.500%	04/01/18	Caa2	1,000	790,000

Aerospace & Defense — 0.1%
Alliant Techsystems, Inc.,
Gtd. Notes
6.750%	04/01/16	Ba3	250	250,625
BAE Systems Holdings, Inc.,
Gtd. Notes, 144A
5.200%	08/15/15	Baa2	170	186,145
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.125%	09/15/16	Baa1	730	725,813

				1,162,583

Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
4.750%	05/05/21	Baa1	1,425	1,473,977
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.500%	06/15/19	Baa2	230	286,569
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.650%	05/16/18	A2	570	673,554
6.375%	05/16/38	A2	225	290,054

				2,724,154

Airlines — 0.2%
American Airlines Pass-Through Trust,
Series 2001-1, Pass-Through Certificates
6.977%	05/23/21	Caa1	317	215,270
7.377%	05/23/19	Caa2	299	197,138
Series 2011-1, Class A, Pass-Through Certificates
5.250%	01/31/21	Baa3	64	58,154
Series 2011-2, Class A, Pass-Through Certificates
8.625%	10/15/21	Baa3	70	69,475

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
American Airlines, Inc.,
Sec’d. Notes
13.000%	08/01/16	B1	$186	$193,830
Continental Airlines 2003-ERJ1 Pass-Through Trust,
Series RJ3, Pass-Through Certificates
7.875%	07/02/18	Ba3	791	758,896
Continental Airlines Pass-Through Trust,
Series 2007-1, Class A, Pass-Through Certificates
5.983%	04/19/22	Baa1	180	180,833
Delta Air Lines, Inc.,
Series 2007-1, Class A, Pass-Through Certificates
6.821%	08/10/22	Baa1	643	647,711
Series 2007-1, Class C, Pass-Through Certificates
8.954%	08/10/14	Ba3	351	345,513
Series 2010-2, Class A, Pass-Through Certificates
4.950%	05/23/19	Baa2	123	121,978
Series 2011-1, Class A, Pass-Through Certificates
5.300%	04/15/19	Baa2	61	59,780
UAL 2009-2B Pass-Through Trust,
Pass-Through Certificates, 144A
12.000%	01/15/16	Ba2	342	362,042

				3,210,620

Auto Parts & Equipment
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
4.250%	03/01/21	Baa1	165	173,112
Pittsburgh Glass Works LLC,
Sr. Sec’d. Notes, 144A
8.500%	04/15/16	B2	100	92,000

				265,112

Automobile Manufacturers — 0.1%
Daimler Finance North America LLC,
Gtd. Notes
7.300%	01/15/12	A3	300	305,196
Gtd. Notes, 144A
1.950%	03/28/14	A3	1,950	1,934,141
2.625%	09/15/16	A3	195	190,187

				2,429,524

Banks — 0.8%
Ally Financial, Inc.,
Gtd. Notes
6.750%	12/01/14	B1	500	478,125
8.000%	11/01/31	B1	285	250,088
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
3.250%	03/01/16	Aa2	120	121,951
4.875%	01/12/21	Aa2	160	165,995
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.375%	10/04/13	Aa3	750	716,238
Branch Banking & Trust Co.,
Sub. Notes
0.603%(c)	05/23/17	A2	522	472,745
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.150%	07/15/16	Baa1	840	831,590

			Principal
Interest Rate	Maturity Date	Moody’s Ratings†	Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
4.750%	07/15/21	Baa1	$705	$706,160
Comerica, Inc.,
Sr. Unsec’d. Notes
3.000%	09/16/15	A2	60	59,606
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Sr. Unsec’d. Notes, 144A
3.200%	03/11/15	Aaa	500	518,661
Credit Suisse (Switzerland),
Sub. Notes
6.000%	02/15/18	Aa2	1,200	1,217,734
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.250%	01/11/16	Aa3	300	294,148
DnB NOR Boligkreditt (Norway),
Covered Bonds, 144A
2.100%	10/14/15	Aaa	379	383,562
ING Bank NV (Netherlands),
Sr. Notes, 144A
2.000%	10/18/13	Aa3	580	565,222
Sr. Unsec’d. Notes, 144A
4.000%	03/15/16(a)	Aa3	695	699,265
Lloyds TSB Bank PLC (United Kingdom),
Bank Gtd. Notes
6.375%	01/21/21	Aa3	475	468,314
Manufacturers & Traders Trust Co.,
Sub. Notes
1.746%(c)	04/01/13	A3	250	249,744
6.625%	12/04/17	A3	250	290,586
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
2.750%	09/28/15	Aa2	220	222,505
3.000%	07/27/16	Aa2	600	601,375
National Bank of Canada (Canada),
Covered Bonds, 144A
1.650%	01/30/14	Aaa	250	253,988
Nordea Bank AB (Sweden),
Sub. Notes, 144A
4.875%	05/13/21	Aa3	237	202,516
PNC Bank NA,
Sub. Notes
6.000%	12/07/17	A3	253	277,979
Royal Bank of Canada (Canada),
Sr. Notes, MTN
2.300%	07/20/16	Aa1	295	298,237
Royal Bank of Scotland PLC (The) (United Kingdom),
Bank Gtd. Notes
4.875%	03/16/15	Aa3	1,410	1,380,551
Stadshypotek AB (Sweden),
Covered Bonds, 144A
1.450%	09/30/13	Aaa	349	351,091
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.500%	11/18/14	A2	1,625	1,765,998
Svenska Handelsbanken AB (Sweden),
Bank Gtd. Notes
3.125%	07/12/16	Aa2	250	251,394
Sr. Unsec’d. Notes, 144A
4.875%	06/10/14	Aa2	175	184,921

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
5.125%	03/30/20	Aa2	$270	$292,118

				14,572,407

Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
1.500%	07/14/14	Baa1	91	91,648
4.125%	01/15/15(a)	Baa1	1,550	1,679,740
5.375%	01/15/20(a)	Baa1	1,450	1,689,376
8.000%	11/15/39(a)	Baa1	160	237,876
Coca-Cola Co. (The),
Sr. Notes, 144A
1.800%	09/01/16	Aa3	785	787,269
Constellation Brands, Inc.,
Gtd. Notes
7.250%	09/01/16	Ba2	150	157,500
7.250%	05/15/17	Ba2	400	420,000
Diageo Capital PLC (United Kingdom),
Gtd. Notes
5.750%	10/23/17	A3	180	210,255
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.000%	08/25/21	Aa3	94	94,899
3.125%	11/01/20	Aa3	1,750	1,794,133

				7,162,696

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.450%	10/01/20	A3	300	309,181
5.650%	06/15/42	A3	445	538,159
5.750%	03/15/40	A3	400	485,642
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/21	Baa1	1,005	1,083,190

				2,416,172

Building Materials
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.369%(c)	09/30/15(a)	B(d)	500	325,005
CRH America, Inc.,
Gtd. Notes
6.000%	09/30/16	Baa1	75	80,327

				405,332

Chemicals — 0.2%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	11/01/29	Baa3	150	188,943
8.550%	05/15/19	Baa3	221	283,092
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
1.950%	01/15/16	A2	58	58,528
6.000%	07/15/18	A2	150	182,769
Huntsman International LLC,
Gtd. Notes
5.500%	06/30/16	B1	250	233,125

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Ineos Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.000%	05/15/15	B1	$250	$237,500
Lyondell Chemical Co.,
Sec’d. Notes
11.000%	05/01/18	Ba3	250	270,000
Potash Corp. of Saskatchewan, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	09/30/15	Baa1	200	212,413
PPG Industries, Inc.,
Sr. Unsec’d. Notes
5.750%	03/15/13	Baa1	200	212,964
7.400%	08/15/19	Baa1	250	315,241
Praxair, Inc.,
Sr. Unsec’d. Notes
4.375%	03/31/14	A2	275	297,031
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96	Baa3	130	154,889

				2,646,495

Commercial Banks — 0.9%
Bank of America Corp.,
Sr. Unsec’d. Notes
4.500%	04/01/15	A2	1,775	1,682,246
5.625%	10/14/16	A2	320	307,517
5.625%	07/01/20(a)	Baa1	200	184,212
7.375%	05/15/14	A2	290	298,999
Sr. Unsec’d. Notes, MTN
5.000%	05/13/21(a)	A2	705	628,969
5.650%	05/01/18(a)	Baa1	2,805	2,663,440
Bank of America NA,
Sub. Notes
6.100%	06/15/17	A1	600	558,727
Bank of Nova Scotia (Canada),
Covered Bonds, 144A
1.650%	10/29/15	Aaa	166	168,101
Sr. Unsec’d. Notes
3.400%	01/22/15	Aa1	120	126,283
Barclays Bank PLC (United Kingdom),
Covered Bonds, 144A
2.500%	09/21/15	Aaa	200	198,417
Sr. Unsec’d. Notes
3.900%	04/07/15	Aa3	340	334,013
5.125%	01/08/20	Aa3	300	293,989
5.200%	07/10/14(a)	Aa3	1,100	1,124,947
6.750%	05/22/19	Aa3	200	216,070
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
3.950%	04/29/16	A2	515	544,566
Sub. Notes
4.900%	06/30/17	A3	80	85,223
HSBC Bank PLC (United Kingdom),
Sr. Notes, 144A
4.125%	08/12/20	Aa2	167	165,368
Sr. Unsec’d. Notes, 144A
3.100%	05/24/16	Aa2	1,491	1,482,313
4.750%	01/19/21	Aa2	300	310,510

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Banks (cont’d.)
HSBC Bank USA NA,
Sub. Notes
4.625%	04/01/14	A1	$200	$204,800
HSBC Finance Corp.,
Sr. Unsec’d. Notes
0.499%(c)	01/15/14(a)	A3	2,150	2,027,325
5.000%	06/30/15	A3	350	360,812
KeyBank NA,
Sub. Notes
5.700%	11/01/17	Baa1	205	223,640
National City Corp.,
Sub. Notes
6.875%	05/15/19	Baa1	100	114,893
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
2.200%	07/29/15	Aaa	115	118,581
Sr. Unsec’d. Notes
2.500%	07/14/16(a)	Aaa	287	294,583
U.S. Bancorp,
Sr. Unsec’d. Notes
4.125%	05/24/21	Aa3	133	143,380
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
4.200%	02/27/15	Aa2	710	744,353
4.875%	11/19/19	Aa2	200	209,509

				15,815,786

Commercial Services — 0.3%
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	02/01/19	B3	370	328,375
Catalent Pharma Solutions, Inc.,
Gtd. Notes, PIK
9.500%	04/15/15	Caa1	615	561,530
Ford Holdings LLC,
Gtd. Notes
9.300%	03/01/30	Ba3	800	1,023,074
Geo Group, Inc. (The),
Gtd. Notes
7.750%	10/15/17	B1	250	258,125
Iron Mountain, Inc.,
Gtd. Notes
8.750%	07/15/18	B1	500	510,000
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
7.625%	06/15/20	Ba1	450	399,375
RSC Equipment Rental, Inc./RSC Holdings III LLC,
Sr. Unsec’d. Notes
9.500%	12/01/14	Caa1	893	888,535
Service Corp. International,
Sr. Unsec’d. Notes
6.750%	04/01/15	Ba3	500	520,000
7.000%	05/15/19	Ba3	400	404,000
ServiceMaster Co. (The),
Gtd. Notes, 144A, PIK
10.750%	07/15/15	B3	250	252,500

				5,145,514

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Computers — 0.3%
Dell, Inc.,
Sr. Unsec’d. Notes
3.100%	04/01/16	A2	$183	$188,436
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
3.000%	09/15/16	A2	500	504,170
3.750%	12/01/20(a)	A2	700	679,967
4.300%	06/01/21	A2	333	336,185
6.000%	09/15/41	A2	565	595,922
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.950%	07/22/16	Aa3	147	148,292
7.625%	10/15/18	Aa3	820	1,087,563
8.000%	10/15/38	Aa3	150	226,864
Stratus Technologies Bermuda Ltd./Stratus Technologies, Inc. (Bermuda),
Sr. Sec’d. Notes
12.000%	03/29/15	B2	390	345,150
Sungard Data Systems, Inc.,
Gtd. Notes
10.250%	08/15/15(a)	Caa1	500	505,000

				4,617,549

Construction & Engineering
Fluor Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/21	A3	153	152,959

Containers & Packaging
Berry Plastics Corp.,
Sec’d. Notes
9.500%	05/15/18	Caa1	112	95,200
9.750%	01/15/21	Caa1	125	106,250
CB Smurfit Stone Escrow,
Notes(i)
8.000%	06/30/30	NR	300	6,000
Graham Packaging Co. LP/GPC Capital Corp. I,
Gtd. Notes, 144A
9.875%	10/15/14	Caa1	500	504,375

				711,825

Distribution/Wholesale
Intcomex, Inc.,
Sec’d. Notes
13.250%	12/15/14	B3	500	486,250

McJunkin Red Man Corp.,
Sr. Sec’d. Notes
9.500%	12/15/16	B3	350	320,250

				806,500

Diversified Financial Services — 2.3%
American Express Co.,
Sr. Unsec’d. Notes
7.000%	03/19/18	A3	320	378,569
American Express Credit Corp.,
Sr. Unsec’d. Notes
5.125%	08/25/14	A2	200	216,470
7.300%	08/20/13	A2	2,000	2,189,230
Sr. Unsec’d. Notes, MTN
5.875%	05/02/13	A2	200	212,101

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
American Honda Finance Corp.,
Sr. Notes, 144A
2.600%	09/20/16	A1	$328	$329,397
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.100%	01/15/15	Aa2	50	51,900
5.450%	05/15/19	Aa2	300	346,626
BlackRock, Inc.,
Sr. Unsec’d. Notes
6.250%	09/15/17	A1	240	277,255
Blackstone Holdings Finance Co. LLC,
Sr. Unsec’d. Notes, 144A
5.875%	03/15/21	A(d)	270	278,816
Caisse Centrale Desjardins du Quebec (Canada),
Covered Bonds, 144A
2.550%	03/24/16	Aaa	291	302,063
Capital One Bank USA NA,
Sub. Notes
8.800%	07/15/19	Baa1	650	765,775
Caterpillar Financial Services Corp.,
Notes
2.000%	04/05/13	A2	550	556,900
CKE Holdings, Inc.,
Sr. Notes, 144A, PIK
10.500%	03/14/16	Caa1	32	27,735
CME Group, Inc.,
Sr. Unsec’d. Notes
5.750%	02/15/14	Aa3	78	85,664
CNG Holdings, Inc.,
Sr. Sub. Notes, 144A
13.750%	08/15/15	NR	100	104,250
Community Choice Financial, Inc.,
Sr. Sec’d. Notes, 144A
10.750%	05/01/19	B3	135	130,950
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.250%	01/10/14	Baa1	231	232,299
Sr. Notes, 144A
4.500%	08/16/21	Baa1	105	105,928
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.000%	05/15/18	Ba2	250	241,479
6.625%	08/15/17	Ba2	400	416,523
FUEL Trust,
Sec’d. Notes, 144A
3.984%	06/15/16	Baa2	353	345,637
4.207%	04/15/16	Baa2	327	325,784
General Electric Capital Corp.,
Notes, MTN
5.625%	09/15/17	Aa2	1,200	1,316,323
Sr. Unsec’d. Notes
2.250%	11/09/15(a)	Aa2	375	370,677
4.625%	01/07/21	Aa2	750	778,390
5.500%	01/08/20	Aa2	1,850	2,017,858
5.900%	05/13/14(a)	Aa2	1,000	1,093,224
Sr. Unsec’d. Notes, MTN
4.375%	09/16/20(a)	Aa2	955	971,761

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
5.875%	01/14/38(a)	Aa2	$1,250	$1,281,209
6.00%	08/07/19	Aa2	1,850	2,082,441
Goldman Sachs Group, Inc. (The),
Sr. Notes
6.250%	02/01/41	A1	1,165	1,132,867
Sr. Unsec’d. Notes
3.700%	08/01/15	A1	1,835	1,796,615
5.250%	07/27/21	A1	173	170,667
5.375%	03/15/20	A1	180	178,754
5.950%	01/18/18	A1	1,340	1,379,578
7.500%	02/15/19(a)	A1	1,960	2,187,201
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
5.740%(c)	12/21/65	B3	200	139,040
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
6.250%(c)	12/21/65(a)	B3	350	259,000
International Lease Finance Corp.,
Sr. Unsec’d. Notes
8.250%	12/15/20(a)	B1	175	171,500
8.625%	09/15/15	B1	250	248,125
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
3.875%	11/09/15	Baa2	185	181,066
8.500%	07/15/19(a)	Baa2	580	645,065
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
6.250%	01/14/21	A2	282	266,645
7.300%	08/01/14	A2	315	341,074
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.300%	09/28/15	Aa2	100	101,703
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN, 144A
5.000%	01/15/15	Baa1	700	677,073
Sr. Unsec’d. Notes
6.400%	08/28/17	A2	1,555	1,507,642
Morgan Stanley,
Sr. Unsec’d. Notes
3.450%	11/02/15	A2	600	552,569
4.000%	07/24/15	A2	650	612,694
5.500%	07/28/21	A2	310	287,140
5.750%	01/25/21	A2	1,115	1,025,875
6.000%	05/13/14	A2	1,200	1,215,228
7.300%	05/13/19	A2	950	978,999
Sr. Unsec’d. Notes, MTN
5.625%	09/23/19	A2	1,050	984,975
6.625%	04/01/18	A2	1,385	1,374,006
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
10.375%	11/01/18	A1	110	158,055
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
5.000%	03/04/15	Baa2	400	419,164
6.700%	03/04/20	Baa2	120	134,935
Sr. Unsec’d. Notes, MTN
4.125%	01/19/16	Baa2	250	253,690
PNC Funding Corp.,
Bank Gtd. Notes
2.700%	09/19/16	A3	1,095	1,095,093

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
5.125%	02/08/20	A3	$300	$332,061
6.700%	06/10/19	A3	160	192,087
RCI Banque SA (France),
Sr. Unsec’d. Notes, 144A
4.600%	04/12/16	Baa2	275	270,074
Springleaf Finance Corp.,
Sr. Unsec’d. Notes, MTN
6.900%	12/15/17	B3	450	324,000
SquareTwo Financial Corp.,
Sec’d. Notes
11.625%	04/01/17	B2	784	744,800
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.000%	09/15/16	Aa3	1,945	1,936,082

				42,108,376

Diversified Machinery
Case New Holland, Inc.,
Gtd. Notes
7.875%	12/01/17	Ba2	75	79,875

Diversified Manufacturing — 0.1%
Amsted Industries, Inc.,
Sr. Notes, 144A
8.125%	03/15/18	B1	250	258,750
Colt Defense LLC/Colt Finance Corp.,
Sr. Unsec’d. Notes
8.750%	11/15/17	Caa1	593	392,863
Danaher Corp.,
Sr. Unsec’d. Notes
3.900%	06/23/21	A2	139	149,503
FGI Holding Co., Inc.,
Gtd. Notes, PIK
11.250%	10/01/15	B3	529	516,068
Harland Clarke Holdings Corp.,
Gtd. Notes
6.000%(c)	05/15/15	Caa1	232	153,120
9.500%	05/15/15	Caa1	163	120,620
J.B. Poindexter & Co., Inc.,
Gtd. Notes
8.750%	03/15/14	B3	650	643,500
RBS Global, Inc./Rexnord LLC,
Gtd. Notes
8.500%	05/01/18	Caa1	250	239,375

				2,473,799

Electric — 1.2%
AES Eastern Energy LP,
Series 99-B, Pass-Through Certificates
9.670%	01/02/29	Caa2	400	228,000
Alabama Power Co.,
Sr. Unsec’d. Notes
5.875%	12/01/22	A2	160	196,869
6.125%	05/15/38	A2	30	38,911
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.600%	03/30/21	Baa2	150	162,239
Arizona Public Service Co.,
Sr. Unsec’d. Notes
5.050%	09/01/41	Baa2	107	116,616

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Cleveland Electric Illuminating Co. (The),
First Mortgage
8.875%	11/15/18	Baa1	$120	$162,288
Commonwealth Edison Co.,
First Mortgage
3.400%	09/01/21	Baa1	1,050	1,051,916
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.850%	04/01/18(a)	A3	1,775	2,143,543
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/21(a)	Baa2	550	598,255
4.900%	08/01/41(a)	Baa2	632	654,196
6.000%	11/30/17	Baa2	250	295,723
Duke Energy Carolinas LLC,
First Mortgage
3.900%	06/15/21	A1	200	213,679
First Ref. Mortgage
7.000%	11/15/18	A1	100	127,812
Sr. Unsec’d. Notes
6.450%	10/15/32	A3	500	647,800
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.050%	09/15/19	Baa2	650	732,395
Duke Energy Indiana, Inc.,
First Mortgage
3.750%	07/15/20	A2	90	95,687
Dynegy Holdings, Inc.,
Gtd. Notes
7.625%	10/15/26	Caa3	24	13,440
Sr. Unsec’d. Notes
7.750%	06/01/19	Ca	676	408,980
Edison Mission Energy,
Sr. Unsec’d. Notes
7.000%	05/15/17	Caa1	750	446,250
7.200%	05/15/19	Caa1	250	142,500
Enel Finance International NV (Luxembourg),
Gtd. Notes, 144A
5.125%	10/07/19	A2	250	234,319
Entergy Arkansas, Inc.,
First Mortgage
3.750%	02/15/21	A3	1,035	1,053,149
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20	A3	270	268,427
FirstEnergy Corp.,
Sr. Unsec’d. Notes
7.375%	11/15/31	Baa3	490	604,338
Georgia Power Co.,
Sr. Unsec’d. Notes
3.000%	04/15/16(a)	A3	1,030	1,079,021
Great Plains Energy, Inc.,
Sr. Unsec’d. Notes
4.850%	06/01/21	Baa3	22	23,163
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
7.000%	03/15/19	Baa2	170	209,848

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
5.300%	10/01/41	Baa2	$300	$306,822
KCP&L Greater Missouri Operations Co.,
Sr. Unsec’d. Notes
11.875%	07/01/12	Baa3	250	268,869
LG&E and KU Energy LLC,
Sr. Unsec’d. Notes
2.125%	11/15/15	Baa2	1,185	1,154,216
Midamerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.500%	09/15/37	Baa1	355	443,989
Nevada Power Co.,
General Ref. Mortgage
5.375%	09/15/40	Baa2	125	144,836
6.500%	08/01/18	Baa2	305	367,726
NiSource Finance Corp.,
Gtd. Notes
5.950%	06/15/41	Baa3	200	216,671
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20	Ba2	580	605,441
Oglethorpe Power Corp.,
First Mortgage
5.375%	11/01/40	Baa1	375	425,256
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
5.250%	09/30/40	Baa1	645	717,292
6.375%	01/15/15	Baa1	100	114,330
6.800%	09/01/18	Baa1	160	194,566
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
8.250%	10/15/18	A3	130	173,169
PPL WEM Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.375%	05/01/21	Baa3	695	740,288
Progress Energy, Inc.,
Sr. Unsec’d. Notes
4.400%	01/15/21	Baa2	93	100,128
7.750%	03/01/31	Baa2	150	205,456
PSEG Power LLC,
Gtd. Notes
4.150%	09/15/21	Baa1	50	50,088
5.320%	09/15/16	Baa1	350	387,083
Public Service Co. of Colorado,
First Mortgage
3.200%	11/15/20	A2	36	36,890
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19	Baa1	135	149,890
Public Service Electric & Gas Co.,
First Mortgage
2.700%	05/01/15	A2	155	162,007
Southern California Edison Co.,
First Mortgage
5.500%	03/15/40	A1	80	99,484
Sr. Unsec’d. Notes
6.650%	04/01/29	A3	150	194,983

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Southern Co.,
Sr. Unsec’d. Notes
1.950%	09/01/16	Baa1	$104	$103,525
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	Baa1	375	389,639
Southwestern Public Service Co.,
Sr. Unsec’d. Notes
8.750%	12/01/18	Baa1	230	313,196
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
2.950%	09/15/21	A2	7	6,983
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	05/15/20	Baa1	1,300	1,453,186

				21,475,373

Electronic Components & Equipment
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
6.000%	04/01/20	Baa3	100	106,791
6.875%	07/01/13	Baa3	200	213,783
7.500%	01/15/27	Baa3	150	172,937

				493,511

Electronics
Koninklijke Philips Electronics NV (Netherlands),
Sr. Unsec’d. Notes
7.200%	06/01/26	A3	205	260,390

Entertainment — 0.2%
Chukchansi Economic Development Authority,
Sr. Unsec’d. Notes, 144A
8.000%	11/15/13	B3	775	525,063
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19	B3	250	235,625
Isle of Capri Casinos, Inc.,
Gtd. Notes
7.000%	03/01/14	Caa1	750	681,563
Peninsula Gaming LLC/Peninsula Gaming Corp.,
Gtd. Notes
10.750%	08/15/17	Caa1	750	723,750
Shingle Springs Tribal Gaming Authority,
Sr. Notes, 144A
9.375%	06/15/15	Caa2	750	438,750
Universal City Development Partners Ltd./UCDP Finance, Inc.,
Gtd. Notes
10.875%	11/15/16	Baa2	326	379,790
Vail Resorts, Inc.,
Gtd. Notes, 144A
6.500%	05/01/19	Ba3	400	394,000
WMG Acquisition Corp,
Gtd. Notes, 144A
11.500%	10/01/18	B3	60	55,200
Yonkers Racing Corp.,
Sec’d. Notes, 144A
11.375%	07/15/16	B1	40	40,800

				3,474,541

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Environmental Control — 0.1%
Waste Management, Inc.,
Gtd. Notes
2.600%	09/01/16	Baa3	$995	$997,358
4.600%	03/01/21	Baa3	74	79,381
4.750%	06/30/20	Baa3	100	108,721

				1,185,460

Financial – Bank & Trust — 1.1%
BNP Paribas SA (France),
Bank Gtd. Notes, MTN
3.600%	02/23/16	Aa2	45	44,285
Bank Gtd. Notes
3.250%	03/11/15(a)	Aa2	1,300	1,263,379
CIT Group, Inc.,
Sec’d. Notes
7.000%	05/01/14	B2	88	89,757
7.000%	05/01/16	B2	250	242,500
Citigroup, Inc.,
Sr. Unsec’d. Notes
4.587%	12/15/15	A3	254	260,798
4.750%	05/19/15	A3	630	645,588
5.375%	08/09/20(a)	A3	621	643,367
5.500%	10/15/14	A3	1,485	1,542,841
5.875%	05/29/37	A3	1,000	955,966
6.000%	08/15/17(a)	A3	1,115	1,183,277
6.125%	11/21/17	A3	1,200	1,282,286
Unsec’d. Notes
8.500%	05/22/19	A3	580	700,536
Countrywide Financial Corp.,
Sub. Notes
6.250%	05/15/16	A3	200	176,506
Credit Suisse (Switzerland),
Sr. Unsec’d. Notes
5.300%	08/13/19	Aa1	505	510,199
Sub. Notes
5.400%	01/14/20	Aa2	100	96,071
Credit Suisse USA, Inc.,
Bank Gtd. Notes
5.375%	03/02/16	Aa1	240	256,830
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
5.100%	04/05/21	Aa2	741	763,045
UBS AG (Switzerland),
Notes
3.875%	01/15/15(a)	Aa3	250	248,947
Sr. Unsec’d. Notes
2.250%	08/12/13	Aa3	1,500	1,473,105
5.750%	04/25/18	Aa3	265	272,585
Wachovia Bank NA,
Sub. Notes
5.000%	08/15/15	Aa3	600	639,181
6.000%	11/15/17	Aa3	600	664,871
Sub. Notes, MTN
5.600%	03/15/16	Aa3	1,800	1,964,516
Wachovia Corp.,
Sr. Unsec’d. Notes
5.750%	02/01/18	A1	1,400	1,577,363

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Financial – Bank & Trust (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.676%	06/15/16(a)	A1	$2,835	$2,950,175

				20,447,974

Food — 0.3%
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	11/27/17	A2	190	224,536
Delhaize Group SA (Belgium),
Gtd. Notes
5.700%	10/01/40	Baa3	610	632,089
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20(a)	Baa2	2,340	2,648,227
6.125%	02/01/18	Baa2	550	645,585
6.500%	08/11/17	Baa2	150	177,987
6.500%	02/09/40	Baa2	110	134,466
7.000%	08/11/37	Baa2	150	193,248
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
8.000%	05/01/16(a)	B2	250	236,250

				4,892,388

Food & Staples Retailing
Kroger Co. (The),
Gtd. Notes
5.400%	07/15/40	Baa2	23	25,215
6.800%	12/15/18	Baa2	55	67,878

				93,093

Forest Products & Paper — 0.1%
AbitibiBowater, Inc.,
Sr. Sec’d. Notes, 144A
10.250%	10/15/18	B1	119	124,355
Appleton Papers, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	06/15/15	B1	410	401,800
NewPage Corp.,
Sr. Sec’d. Notes(i)
11.375%	12/31/14(a)	D(d)	700	519,750

				1,045,905

Gas — 0.1%
AGL Capital Corp.,
Gtd. Notes
3.500%	09/15/21	Baa1	150	147,915
5.875%	03/15/41	Baa1	91	104,751
Atmos Energy Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/14	Baa1	120	130,652
Sempra Energy,
Sr. Unsec’d. Notes
6.000%	10/15/39	Baa1	150	181,539
9.800%	02/15/19	Baa1	220	307,880

				872,737

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare Products — 0.1%
Becton, Dickinson and Co.,
Sr. Unsec’d. Notes
3.250%	11/12/20	A2	$600	$614,363
Biomet, Inc.,
Gtd. Notes, PIK
10.375%	10/15/17	B3	500	512,500
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
10.875%	11/15/14	B3	250	248,750

				1,375,613

Healthcare Services — 0.3%
CHS/Community Health Systems, Inc.,
Gtd. Notes
8.875%	07/15/15(a)	B3	317	311,453
CIGNA Corp.,
Sr. Unsec’d. Notes
4.375%	12/15/20	Baa2	1,000	1,045,169
Coventry Health Care, Inc.,
Sr. Unsec’d. Notes
5.450%	06/15/21	Ba1	585	631,664
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22	B3	500	461,250
Health Management Associates, Inc.,
Sr. Sec’d. Notes
6.125%	04/15/16	BB-(d)	250	245,625
Multiplan, Inc.,
Gtd. Notes, 144A
9.875%	09/01/18	Caa1	240	237,600
Oncology, Inc., Escrow,
Notes
9.130%	12/31/11	NR	250	—
OnCure Holdings, Inc.,
Sec’d. Notes
11.750%	05/15/17	B3	85	75,225
Radiation Therapy Services, Inc.,
Gtd. Notes
9.875%	04/15/17	B3	90	76,725
Roche Holdings, Inc.,
Gtd. Notes, 144A
7.000%	03/01/39	A2	470	672,146
Select Medical Corp.,
Gtd. Notes
7.625%	02/01/15	Caa1	140	121,275
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes
9.250%	02/01/15	Caa1	250	250,000
United Surgical Partners International, Inc.,
Gtd. Notes, PIK
9.250%	05/01/17	Caa1	250	250,000
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
5.700%	10/15/40	Baa1	800	913,505
WellPoint, Inc.,
Sr. Unsec’d. Notes
5.800%	08/15/40	Baa1	640	750,554

				6,042,191

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Holding Companies – Diversified — 0.1%
Hutchison Whampoa International 03/13 Ltd. (Cayman Islands),
Gtd. Notes, 144A
6.500%	02/13/13	A3	$1,000	$1,058,411
Hutchison Whampoa International 10 Ltd. (Cayman Islands),
Gtd. Notes, 144A
6.000%(c)	12/29/49	Baa2	650	625,625

				1,684,036

Home Builders
Beazer Homes USA, Inc.,
Gtd. Notes
6.875%	07/15/15	Caa3	50	33,750
K Hovnanian Enterprises, Inc.,
Sr. Sec’d. Notes
10.625%	10/15/16(a)	B2	400	300,000
Lennar Corp.,
Gtd. Notes
12.250%	06/01/17	B3	125	137,500

				471,250

Home Furnishings
Sealy Mattress Co.,
Gtd. Notes
8.250%	06/15/14	Caa1	500	471,250
Simmons Bedding Co.,
Gtd. Notes, 144A
11.250%	07/15/15	B2	250	257,813

				729,063

Household Products/ Wares — 0.1%
ACCO Brands Corp.,
Sr. Sec’d. Notes
10.625%	03/15/15	B1	500	537,500
American Standard Americas,
Sr. Sec’d. Notes, 144A
10.750%	01/15/16	Caa1	260	197,600
Jarden Corp.,
Gtd. Notes
7.500%	05/01/17	B2	500	510,000
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
4.700%	08/15/20	Baa3	73	74,331

				1,319,431

Household Products/Wares
Spectrum Brands Holdings, Inc.,
Sr. Sec’d. Notes
9.500%	06/15/18	B1	250	266,250

Insurance — 0.7%
ACE INA Holdings, Inc.,
Gtd. Notes
5.600%	05/15/15	A3	170	190,219
Aflac, Inc.,
Sr. Unsec’d. Notes
8.500%	05/15/19	A3	110	133,897
AIG Sunamerica Global Financing X,
Sec’d. Notes, 144A
6.900%	03/15/32	A2	65	68,293

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Allstate Corp. (The),
Sr. Unsec’d. Notes
7.450%	05/16/19	A3	$150	$183,362
Allstate Life Global Funding Trusts,
Sr. Sec’d. Notes, MTN
5.375%	04/30/13	A1	150	158,971
American International Group, Inc.,
Sr. Unsec’d. Notes
6.400%	12/15/20	Baa1	1,980	2,017,204
Aon Corp.,
Sr. Unsec’d. Notes
3.125%	05/27/16	Baa2	125	125,035
3.500%	09/30/15	Baa2	34	35,089
6.250%	09/30/40	Baa2	33	39,278
ASIF Global Financing XIX,
Sr. Sec’d. Notes, 144A
4.900%	01/17/13	A2	186	188,286
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.450%	12/15/15	Aa2	133	136,269
5.400%	05/15/18	Aa2	700	799,233
Catlin Insurance Co. Ltd. (Bermuda),
Jr. Sub. Notes, 144A
7.249%(c)	07/29/49	BBB+(d)	375	322,500
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/21	Baa3	400	403,623
5.850%	12/15/14	Baa3	100	105,649
5.875%	08/15/20	Baa3	125	128,437
Genworth Financial, Inc.,
Sr. Unsec’d. Notes
7.700%	06/15/20	Baa3	100	88,135
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
6.625%	03/30/40	Baa3	368	344,626
Jackson National Life Global Funding,
Sr. Sec’d. Notes, 144A
5.375%	05/08/13	A1	190	200,674
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
10.750%(c)	06/15/58	Baa3	630	749,700
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.850%	06/24/21	Baa2	30	28,921
MetLife Institutional Funding II,
Sec’d. Notes, 144A
1.146%(c)	04/04/14	Aa3	153	152,812
MetLife, Inc.,
Sr. Unsec’d. Notes
4.750%	02/08/21	A3	870	905,385
6.750%	06/01/16	A3	420	483,053
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
3.650%	06/14/18	AA3	120	121,946
Sr. Sec’d. Notes, 144A
2.000%	01/10/14	Aa3	200	200,916
2.500%	01/11/13	Aa3	300	303,189
5.125%	06/10/14	Aa3	1,600	1,728,102

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
6.600%	04/15/34	A3	$85	$78,909
9.375%	08/15/39	A3	300	349,490
New York Life Global Funding,
Sr. Sec’d. Notes, 144A
3.000%	05/04/15	Aaa	200	207,891
Pacific Life Global Funding,
Sr. Sec’d. Notes, 144A
5.000%	05/15/17	A1	200	211,520
Principal Life Income Funding Trusts,
Sr. Sec’d. Notes, MTN
5.300%	12/14/12	Aa3	160	167,435
Travelers Property Casualty Corp.,
Gtd. Notes
7.750%	04/15/26	A2	190	251,578
USI Holdings Corp.,
Gtd. Notes, 144A
4.136%(c)	11/15/14	B3	250	217,500

				11,827,127

Internet Software & Services
eBay, Inc.,
Sr. Unsec’d. Notes
3.250%	10/15/20	A2	285	283,277

Leisure Time
Easton-Bell Sports, Inc.,
Sr. Sec’d. Notes
9.750%	12/01/16	B2	250	261,250

Lodging — 0.1%
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes
11.250%	06/01/17	B3	250	252,188
CityCenter Holdings LLC/CityCenter Finance Corp.,
Sec’d. Notes, 144A, PIK
10.750%	01/15/17	Caa2	499	453,255
Mandalay Resort Group,
Gtd. Notes
7.625%	07/15/13	Caa3	150	146,250
Marina District Finance Co., Inc.,
Sr. Sec’d. Notes
9.875%	08/15/18	B2	250	208,750
MCE Finance Ltd. (Cayman Islands),
Sr. Sec’d. Notes
10.250%	05/15/18	B1	85	90,100
MGM Resorts International,
Gtd. Notes
7.500%	06/01/16(a)	Caa1	250	216,875
Gtd. Notes, 144A
10.000%	11/01/16	Caa1	250	236,875
Sr. Unsec’d. Notes
11.375%	03/01/18	Caa1	500	500,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sec’d. Notes, 144A
8.625%	04/15/16	B3	15	14,775

				2,119,068

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Machinery – Construction & Mining — 0.1%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
5.200%	05/27/41	A2	$950	$1,110,167

Media — 1.1%
CBS Corp.,
Gtd. Notes
5.750%	04/15/20	Baa3	34	37,417
7.875%	07/30/30	Baa3	80	100,996
8.875%	05/15/19	Baa3	50	63,858
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.625%	11/15/17	B3	250	247,500
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
9.250%	12/15/17	B2	500	511,250
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	Baa1	160	230,856
Comcast Cable Communications LLC,
Gtd. Notes
8.875%	05/01/17	Baa1	200	255,407
Comcast Cable Holdings LLC,
Gtd. Notes
10.125%	04/15/22	Baa1	315	451,443
Comcast Corp.,
Gtd. Notes
6.300%	11/15/17	Baa1	1,150	1,344,466
6.400%	03/01/40(a)	Baa1	760	884,479
6.450%	03/15/37	Baa1	275	316,354
COX Enterprises, Inc.,
Sr. Unsec’d. Notes, 144A
7.375%	07/15/27	Baa3	125	150,235
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
5.000%	03/01/21(a)	Baa2	1,771	1,873,311
6.000%	08/15/40	Baa2	200	213,461
Discovery Communications LLC,
Gtd. Notes
4.375%	06/15/21	Baa2	159	164,288
DISH DBS Corp.,
Gtd. Notes
7.875%	09/01/19	Ba3	900	918,000
Historic TW, Inc.,
Gtd. Notes
6.875%	06/15/18	Baa2	850	1,002,714
NBCuniversal Media LLC,
Sr. Unsec’d. Notes
2.100%	04/01/14(a)	Baa2	1,000	1,015,144
3.650%	04/30/15	Baa2	1,500	1,578,120
5.950%	04/01/41	Baa2	90	100,123
News America, Inc.,
Gtd. Notes
6.650%	11/15/37	Baa1	945	1,038,729
7.250%	05/18/18	Baa1	300	349,030
7.430%	10/01/26	Baa1	100	116,196
7.625%	11/30/28	Baa1	100	120,388
7.700%	10/30/25	Baa1	100	123,043

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes
7.750%	03/15/16	B1	$500	$500,000
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
8.750%	04/01/15(a)	B2	750	811,875
TCI Communications, Inc.,
Sr. Unsec’d. Notes
8.750%	08/01/15	Baa1	150	182,872
Thomson Reuters Corp. (Canada),
Sr. Notes
3.950%	09/30/21	Baa1	780	783,910
Time Warner Cable, Inc.,
Gtd. Notes
4.000%	09/01/21	Baa2	300	293,375
5.875%	11/15/40	Baa2	450	461,093
6.750%	06/15/39	Baa2	510	583,297
8.250%	04/01/19	Baa2	300	375,668
8.750%	02/14/19	Baa2	300	383,902
Time Warner Entertainment Co. LP,
Gtd. Notes
8.375%	07/15/33	Baa2	257	335,143
Time Warner, Inc.,
Gtd. Notes
4.750%	03/29/21	Baa2	210	220,500
6.200%	03/15/40	Baa2	700	772,181
6.250%	03/29/41	Baa2	44	50,199
7.625%	04/15/31	Baa2	300	374,474

				19,335,297

Metals & Mining — 0.4%
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A
9.375%	04/08/14	Baa1	500	580,842
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
6.750%	03/01/41(a)	Baa3	740	639,511
Arch Coal, Inc.,
Gtd. Notes
8.750%	08/01/16	B1	250	265,000
Barrick North America Finance LLC,
Gtd. Notes
5.700%	05/30/41(a)	Baa1	745	800,945
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.500%	04/01/14	A1	70	76,891
Noranda Aluminum Acquisition Corp.,
Gtd. Notes, PIK
4.417%	05/15/15	B2	87	78,699
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
2.250%	09/20/16(a)	A3	385	384,136
2.500%	05/20/16	A3	1,250	1,263,748
3.500%	11/02/20	A3	58	57,032
3.750%	09/20/21	A3	100	99,604
4.125%	05/20/21	A3	150	154,284
8.950%	05/01/14	A3	185	218,777

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
Teck Resources Ltd. (Canada),
Gtd. Notes
6.250%	07/15/41	Baa2	$370	$388,012
Vale Overseas Ltd. (Cayman Islands),
Gtd. Notes
4.625%	09/15/20(a)	Baa2	550	533,500
6.875%	11/21/36	Baa2	600	647,159
Xstrata Finance Canada Ltd. (Canada),
Gtd. Notes, 144A
5.800%	11/15/16	Baa2	650	714,660

				6,902,800

Multi-National — 0.8%
Corp. Andina de Fomento (Venezuela),
Sr. Unsec’d. Notes
3.750%	01/15/16	A1	288	291,421
European Investment Bank,
Sr. Unsec’d. Notes
6.000%	08/14/13	Aaa	AUD 1,732	1,727,106
Inter-American Development Bank,
Sr. Unsec’d. Notes
2.375%	08/15/17	Aaa	6,000	6,298,500
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes
1.125%	08/25/14	Aaa	5,500	5,589,331

				13,906,358

Office Equipment — 0.1%
Pitney Bowes, Inc.,
Sr. Unsec’d. Notes, MTN
4.875%	08/15/14	A2	195	209,281
Sr. Unsec’d. Notes
6.250%	03/15/19	A2	55	61,851
Xerox Corp.,
Sr. Unsec’d. Notes
4.500%	05/15/21	Baa2	1,156	1,156,131
6.750%	02/01/17	Baa2	200	229,544

				1,656,807

Oil & Gas — 1.3%
Alberta Energy Co. Ltd. (Canada),
Sr. Unsec’d. Notes
7.375%	11/01/31	Baa2	350	427,683
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.950%	09/15/16	Ba1	1,125	1,230,524
6.375%	09/15/17	Ba1	915	1,026,469
8.700%	03/15/19	Ba1	350	441,395
Apache Corp.,
Sr. Unsec’d. Notes
5.250%	02/01/42	A3	800	905,902
6.900%	09/15/18	A3	150	189,995
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.875%	03/10/15	A2	320	339,269
4.742%	03/11/21	A2	100	109,751
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	12/01/14(a)	Baa1	1,145	1,247,198

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.500%	09/15/14	Baa2	$1,350	$1,455,353
6.750%	11/15/39	Baa2	200	246,207
Citgo Petroleum Corp.,
Sr. Sec’d. Notes, 144A
11.500%	07/01/17	Ba2	80	90,400
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39(a)	A1	990	1,312,789
Sr. Unsec’d. Notes
6.650%	07/15/18	A1	250	307,851
Devon Energy Corp.,
Sr. Unsec’d. Notes
2.400%	07/15/16	Baa1	1,485	1,504,938
5.600%	07/15/41	Baa1	300	345,839
6.300%	01/15/19	Baa1	160	193,956
Encana Corp. (Canada),
Sr. Unsec’d. Notes
6.500%	02/01/38	Baa2	250	285,294
6.625%	08/15/37	Baa2	458	528,612
ENI SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.700%	10/01/40	Aa3	250	251,770
Ensco PLC (United Kingdom),
Sr. Unsec’d. Notes
4.700%	03/15/21(a)	Baa1	1,035	1,054,909
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.100%	02/01/21	A3	200	213,936
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
1.750%	02/15/17	A2	1,295	1,285,264
Petro-Canada (Canada),
Sr. Unsec’d. Notes
6.050%	05/15/18	Baa2	186	216,055
7.875%	06/15/26	Baa2	130	170,485
Pioneer Drilling Co.,
Gtd. Notes
9.875%	03/15/18	B3	500	522,500
Shell International Finance BV (Netherlands),
Gtd. Notes
4.375%	03/25/20(a)	Aa1	2,025	2,274,126
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.100%	06/01/18	Baa2	1,950	2,274,022
Talisman Energy, Inc. (Canada),
Sr. Unsec’d. Notes
7.750%	06/01/19	Baa2	145	178,092
Tosco Corp.,
Sr. Unsec’d. Notes
8.125%	02/15/30	A1	150	214,354
Total Capital SA (France),
Gtd. Notes
4.125%	01/28/21	Aa1	1,156	1,258,208
Transocean, Inc. (Cayman Islands),
Gtd. Notes
6.500%	11/15/20	Baa3	205	223,696

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Valero Energy Corp.,
Gtd. Notes
6.625%	06/15/37	Baa2	$272	$292,230
Western Refining, Inc.,
Sr. Sec’d. Notes, 144A
10.750%(c)	06/15/14	B3	244	255,590

				22,874,662

Oil & Gas Services — 0.1%
Global Geophysical Services, Inc.,
Gtd. Notes
10.500%	05/01/17	B3	75	72,750
Halliburton Co.,
Sr. Unsec’d. Notes
8.750%	02/15/21	A2	130	184,351
Helix Energy Solutions Group, Inc.,
Gtd. Notes, 144A
9.500%	01/15/16	B3	250	253,750
Schlumberger Investment SA (Luxembourg),
Gtd. Notes, 144A
3.300%	09/14/21	A1	550	550,548
Sevan Marine ASA (Norway),
Sr. Sec’d. Notes, 144A
3.417%(c)	05/14/13	NR	100	65,000

				1,126,399

Pharmaceuticals — 0.4%
Abbott Laboratories,
Sr. Unsec’d. Notes
5.300%	05/27/40(a)	A1	840	1,000,953
Elan Finance PLC/Elan Finance Corp. (Ireland),
Gtd. Notes
8.750%	10/15/16	B2	200	207,000
Express Scripts, Inc.,
Gtd. Notes
3.125%	05/15/16	Baa3	690	696,699
McKesson Corp.,
Sr. Unsec’d. Notes
6.000%	03/01/41	Baa2	190	239,868
Medco Health Solutions, Inc.,
Sr. Unsec’d. Notes
2.750%	09/15/15	Baa3	55	55,311
Mylan, Inc.,
Gtd. Notes, 144A
7.625%	07/15/17	Ba3	400	416,000
Pfizer, Inc.,
Sr. Unsec’d. Notes
7.200%	03/15/39	A1	880	1,285,093
Sanofi (France),
Sr. Unsec’d. Notes
1.200%	09/30/14	A2	690	691,252
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC (Netherlands),
Gtd. Notes
3.000%	06/15/15	A3	1,000	1,048,251
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.500%	07/15/16	B1	200	186,000
7.250%	07/15/22	Ba3	250	219,375

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Watson Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
6.125%	08/15/19	Baa3	$790	$932,711
Wyeth,
Gtd. Notes
5.500%	02/01/14	A1	200	220,177

				7,198,690

Pipelines — 0.4%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21	Baa2	86	88,440
6.125%	11/01/17	Baa2	235	274,093
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
5.350%	03/15/20	Baa2	890	937,649
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
4.650%	06/01/21	Baa3	310	294,268
6.050%	06/01/41	Baa3	600	560,890
Enterprise Products Operating LLC,
Gtd. Notes
5.700%	02/15/42	Baa3	160	168,352
7.550%	04/15/38	Baa3	650	809,270
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
6.375%	03/01/41	Baa2	405	429,912
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41	Baa2	670	741,034
Plains All American Pipeline LP/PAA Finance Corp.,
Gtd. Notes
5.000%	02/01/21	Baa3	700	737,926
6.650%	01/15/37	Baa3	280	309,343
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
3.900%	04/15/15	Ba1	1,000	1,024,916
Spectra Energy Capital LLC,
Gtd. Notes
6.200%	04/15/18	Baa2	380	429,283
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
7.125%	01/15/19	A3	250	317,372

				7,122,748

Real Estate
Kennedy Wilson, Inc.,
Gtd. Notes, 144A
8.750%	04/01/19	B1	42	39,165
WEA Finance LLC/WT Finance Aust Pty Ltd.,
Gtd. Notes, 144A
6.750%	09/02/19	A2	270	300,015

				339,180

Real Estate Investment Trusts — 0.1%
CommonWealth REIT,
Sr. Unsec’d. Notes
5.875%	09/15/20	Baa2	120	123,158
6.650%	01/15/18	Baa2	185	205,409

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (cont’d.)
Duke Realty LP,
Sr. Unsec’d. Notes
6.750%	03/15/20	Baa2	$610	$633,473
ERP Operating LP,
Sr. Unsec’d. Notes
5.250%	09/15/14	Baa1	170	183,299
HCP, Inc.,
Sr. Unsec’d. Notes
5.375%	02/01/21	Baa2	469	470,565
Host Hotels & Resorts LP,
Gtd. Notes
6.750%	06/01/16	Ba1	250	250,000
Rouse Co. LP (The),
Sr. Unsec’d. Notes
7.200%	09/15/12	BB+(d)	157	160,925
Simon Property Group LP,
Sr. Unsec’d. Notes
6.125%	05/30/18	A3	455	511,582

				2,538,411

Retail — 0.3%
CKE Restaurants, Inc.,
Sec’d. Notes
11.375%	07/15/18(a)	B2	250	260,000
Dave & Buster’s, Inc.,
Gtd. Notes
11.000%	06/01/18	Caa1	10	9,925
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.950%	04/01/41	A3	735	874,167
Landry’s Holdings, Inc.,
Sr. Sec’d. Notes, 144A
11.500%	06/01/14	Caa1	225	208,125
Landry’s Restaurants, Inc.,
Sec’d. Notes
11.625%	12/01/15	B3	200	201,000
Michaels Stores, Inc.,
Gtd. Notes
13.000%	11/01/16(a)	Caa2	900	927,000
NBC Acquisition Corp.,
Sr. Disc. Notes(i)
11.000%	03/15/13(a)	NR	875	8,750
Nebraska Book Co., Inc.,
Gtd. Notes(i)
8.625%	03/15/12(a)	NR	500	195,000
Real Mex Restaurants, Inc.,
Sec’d. Notes
14.000%	01/01/13	CC(d)	500	367,500
Rite Aid Corp.,
Gtd. Notes
9.500%	06/15/17(a)	Caa3	1,000	790,000
Sec’d. Notes
7.500%	03/01/17	Caa2	250	238,750
Sizzling Platter LLC,
Sr. Sec’d. Notes, 144A
12.250%	04/15/16	Caa1	35	34,475
Staples, Inc.,
Gtd. Notes
9.750%	01/15/14	Baa2	90	104,314

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
5.000%	10/25/40(a)	Aa2	$1,550	$1,771,183

				5,990,189

Retail & Merchandising — 0.1%
CVS Caremark Corp.,
Sr. Unsec’d. Notes
5.750%	05/15/41	Baa2	535	599,306
6.125%	09/15/39	Baa2	190	222,949
CVS Pass-Through Trust,
Pass-Through Certificates
6.943%	01/10/30	Baa2	253	284,193
Gap, Inc. (The),
Sr. Unsec’d. Notes
5.950%	04/12/21	Baa3	99	93,118
Target Corp.,
Sr. Unsec’d. Notes
1.125%	07/18/14	A2	880	886,938
7.000%	01/15/38	A2	100	136,944

				2,223,448

Savings & Loan
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.650%	02/25/15	Aa3	600	605,627

Semiconductors — 0.1%
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	04/15/18	Ba3	745	765,488
Intel Corp.,
Sr. Unsec’d. Notes
1.950%	10/01/16	A1	825	830,952
3.300%	10/01/21	A1	163	166,511
4.800%	10/01/41	A1	150	161,242
National Semiconductor Corp.,
Sr. Unsec’d. Notes
6.600%	06/15/17	Baa1	440	524,917

				2,449,110

Software — 0.2%
First Data Corp.,
Gtd. Notes
9.875%	09/24/15	Caa1	8	6,660
Gtd. Notes, 144A
12.625%	01/15/21	Caa1	454	335,960
Sec’d. Notes, 144A
8.250%	01/15/21	Caa1	35	27,650
Sec’d. Notes, 144A, PIK
8.750%	01/15/22	Caa1	230	181,700
Intuit, Inc.,
Sr. Unsec’d. Notes
5.750%	03/15/17	Baa1	200	224,783
Lawson Software, Inc.,
Sr. Notes, 144A
11.500%	07/15/18	Caa1	20	17,800
Microsoft Corp.,
Sr. Unsec’d. Notes
5.300%	02/08/41	Aaa	440	541,748

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software (cont’d.)
Oracle Corp.,
Sr. Notes, 144A
3.875%	07/15/20	A1	$205	$217,639
Sr. Unsec’d. Notes
6.125%	07/08/39	A1	800	1,021,391
6.500%	04/15/38	A1	200	262,335

				2,837,666

Telecommunications — 1.2%
America Movil SAB de CV (Mexico),
Gtd. Notes
2.375%	09/08/16	A2	395	381,965
5.000%	03/30/20(a)	A2	1,615	1,705,440
AT&T Corp.,
Gtd. Notes
8.000%	11/15/31	A2	9	12,557
AT&T, Inc.,
Sr. Unsec’d. Notes
5.350%	09/01/40	A2	273	285,368
5.550%	08/15/41	A2	110	118,428
5.600%	05/15/18	A2	200	231,252
6.300%	01/15/38	A2	2,550	2,921,094
Avaya, Inc.,
Gtd. Notes
9.750%	11/01/15	Caa2	750	547,500
BellSouth Corp.,
Sr. Unsec’d. Notes
6.550%	06/15/34	A2	100	115,942
6.875%	10/15/31	A2	80	99,660
BellSouth Telecommunications, Inc.,
Sr. Unsec’d. Notes
7.000%	10/01/25	A2	680	813,545
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.875%	12/15/30	Baa2	100	144,674
CenturyLink, Inc.,
Sr. Unsec’d. Notes
6.450%	06/15/21	Baa3	400	370,646
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.500%	01/15/40	A1	1,100	1,269,091
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A
12.000%	12/01/15	B2	400	338,250
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.214%	08/15/15	A2	200	203,042
Digicel Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
8.250%	09/01/17(a)	B1	250	235,000
France Telecom SA (France),
Sr. Unsec’d. Notes
2.750%	09/14/16	A3	87	86,331
4.125%	09/14/21	A3	610	606,397
8.500%	03/01/31	A3	80	110,792
Frontier Communications Corp.,
Sr. Unsec’d. Notes
6.625%	03/15/15	Ba2	300	302,250

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
GCI, Inc.,
Sr. Unsec’d. Notes
8.625%	11/15/19	B2	$500	$521,250
Goodman Networks, Inc.,
Sr. Sec’d. Notes, 144A
12.125%	07/01/18	B2	250	233,750
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
11.250%	06/15/16	Caa2	250	255,000
Gtd. Notes, 144A
7.250%	10/15/20	B3	250	230,625
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes, PIK
11.500%	02/04/17	Caa3	1,030	885,608
Level 3 Financing, Inc.,
Gtd. Notes
10.000%	02/01/18	Caa1	750	720,000
MetroPCS Wireless, Inc.,
Gtd. Notes
7.875%	09/01/18(a)	B2	250	242,500
PAETEC Holding Corp.,
Gtd. Notes
9.500%	07/15/15	Caa1	250	260,000
Sr. Sec’d. Notes
8.875%	06/30/17	Ba3	250	262,500
Qwest Communications International, Inc.,
Gtd. Notes
7.500%	02/15/14	Baa3	250	250,000
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	B1	500	434,375
Telecom Italia Capital SA (Luxembourg),
Gtd. Notes
4.950%	09/30/14	Baa2	380	366,049
6.999%	06/04/18	Baa2	80	80,162
Telefonica Emisiones SAU (Spain),
Gtd. Notes
0.603%(c)	02/04/13	Baa1	500	480,840
5.462%	02/16/21	Baa1	545	517,522
6.221%	07/03/17	Baa1	380	384,023
6.421%	06/20/16	Baa1	150	153,786
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
6.100%	04/15/18	A3	1,435	1,711,184
6.350%	04/01/19	A3	200	240,506
6.900%	04/15/38(a)	A3	1,015	1,309,138
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.750%	12/01/30	A3	200	274,902
Verizon Pennsylvania, Inc.,
Sr. Unsec’d. Notes
8.350%	12/15/30	A-(d)	500	682,247

				21,395,191

Transportation — 0.2%
ACL I Corp.,
Sr. Unsec’d. Notes, 144A, PIK
10.625%	02/15/16(a)	Caa1	53	41,218

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Transportation (cont’d.)
Boa Deep C A/S (Norway),
Sr. Sec’d. Notes
8.220%(c)	04/27/16	AAA(d) NOK 2,461			$385,694
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.400%	06/01/41	A3		$115	129,799
5.750%	03/15/18	A3		600	706,870
5.750%	05/01/40	A3		1,050	1,235,269
CMA CGM SA (France),
Sr. Unsec’d. Notes, 144A
8.500%	04/15/17	B3		150	60,750
8.875%	04/15/19	B3	EUR	100	54,240
Commercial Barge Line Co.,
Sec’d. Notes
12.500%	07/15/17	B2		10	10,625
CSX Corp.,
Sr. Unsec’d. Notes
4.250%	06/01/21	Baa3		65	68,919
6.250%	04/01/15	Baa3		90	103,854
7.375%	02/01/19	Baa3		100	126,696
General Maritime Corp. (Marshall Islands),
Gtd. Notes
12.000%	11/15/17	Ca		230	82,225
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. (Marshall Islands),
Sr. Sec’d. Notes, 144A
8.625%	11/01/17	NR		23	19,148
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Marshall Islands),
Sr. Sec’d. Notes
8.875%	11/01/17	Ba3		29	28,275
Navios South American Logisitcs, Inc./Navios Logistics Finance US, Inc. (Marshall Islands),
Gtd. Notes, 144A
9.250%	04/15/19	B3		22	19,498
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
6.000%	05/23/2111	Baa1		216	256,335
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
3.600%	03/01/16	Baa1		82	85,572
Union Pacific Corp.,
Sr. Unsec’d. Notes
5.780%	07/15/40	Baa2		240	293,291

					3,708,278

Water
American Water Capital Corp.,
Sr. Unsec’d. Notes
6.085%	10/15/17	Baa2		200	234,415

TOTAL CORPORATE BONDS
(cost $311,189,883)					313,872,649

FOREIGN GOVERNMENT BONDS — 1.5%
Australia Government (Australia),
Sr. Unsec’d. Notes
4.000%	08/20/20	Aaa	AUD	2,000	3,445,857

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Bundesobligation (Germany),
Bonds
4.000%	10/11/13	Aaa	EUR	1,000	$1,432,912
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, 144A
2.375%	03/31/16	Aaa		$5,300	5,498,395
Deutsche Telekom International Finance BV (Netherlands),
Gtd. Notes
8.750%	06/15/30	Baa1		300	400,143
Finland Government International Bond (Finland),
Notes, 144A
1.250%	10/19/15	Aaa		4,500	4,535,739
Netherlands Government Bond (Netherlands),
Bonds
3.750%	07/15/14	Aaa	EUR	2,500	3,604,922
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.700%	06/16/15	Aa1		350	369,078
Province of Quebec (Canada),
Notes, MTN
6.350%	01/30/26	Aa2		120	158,381
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds
2.500%	08/16/13	Aaa	GBP	1,750	7,732,698

TOTAL FOREIGN GOVERNMENT BONDS
(cost $26,595,945)					27,178,125

MUNICIPAL BONDS
New York
New York State Dormitory Authority,
Revenue Bonds
5.600%	03/15/40	AAA(d)		150	179,226
Port Authority of New York & New Jersey,
Revenue Bonds
5.647%	11/01/40	Aa2		220	255,739

					434,965

Ohio
American Municipal Power-Ohio, Inc.,
Revenue Bonds
7.499%	02/15/50	A3		150	195,035

TOTAL MUNICIPAL BONDS
(cost $516,106)					630,000

RESIDENTIAL MORTGAGE-BACKED
SECURITIES — 11.6%
ABN AMRO Mortgage Corp.,
Series 2003-9, Class A1
4.500%	08/25/18	AAA(d)		274	278,623
American Home Mortgage Assets,
Series 2006-2, Class 2A1
0.425%(c)	09/25/46	Caa2		687	337,543
Banc of America Alternative Loan Trust,
Series 2003-5, Class 2A1
5.000%	07/25/18	Baa2		752	778,075
Series 2003-7, Class 2A4
5.000%	09/25/18	Ba1		685	698,963
Series 2003-11, Class 2A1
6.000%	01/25/34	A2		436	437,635
Series 2004-1, Class 1A1
6.000%	02/25/34	Baa2		357	375,368

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
Series 2004-6, Class 4A1
5.000%	07/25/19	Ba2	$560	$566,788
Banc of America Funding Corp.,
Series 2005-7, Class 30PO, PO
6.800%	11/25/35	B3	174	126,173
Series 2006-1, Class 2A1
5.500%	01/25/36	Ba2	82	77,886
Series 2006-3, Class 4A19
5.750%	03/25/36	B2	190	186,227
Series 2010-R5, Class 5A6, 144A
0.519%(c)	05/26/37	AAA(d)	297	293,667
Banc of America Mortgage Securities, Inc.,
Series 2003-3, Class 1A7
5.500%	05/25/33	AAA(d)	1,270	1,302,433
Series 2004-5, Class 3A3
5.000%	06/25/19	AAA(d)	816	840,272
Series 2004-C, Class 2A1
2.888%(c)	04/25/34	AAA(d)	664	603,691
Series 2004-D, Class 2A1
2.881%(c)	05/25/34	BBB+(d)	16	13,916
Series 2004-D, Class 2A2
2.882%(c)	05/25/34	BBB+(d)	126	111,140
Series 2005-10, Class 1A13
5.500%	11/25/35	B2	95	90,823
Series 2005-E, Class 2A6
2.867%(c)	06/25/35	B2	489	442,103
Series 2007-3, Class 1A1
6.000%	09/25/37	CCC(d)	572	498,790
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-4, Class 3A1
5.031%(c)	07/25/33	Baa1	396	378,520
Chase Mortgage Finance Corp.,
Series 2003-S10, Class A1
4.750%	11/25/18	A2	497	511,979
Series 2003-S12, Class 1A1
4.750%	12/25/18	AAA(d)	327	338,132
Series 2003-S13, Class A2
5.000%	11/25/33	AAA(d)	576	603,944
Citicorp Mortgage Securities, Inc.,
Series 2004-4, Class A4
5.500%	06/25/34	AAA(d)	1,015	1,059,125
Series 2006-5, Class 1A3
6.000%	10/25/36	Caa2	239	226,381
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-1, Class 3A4
5.250%	09/25/33	AAA(d)	584	614,613
Series 2005-2, Class 2A11
5.500%	05/25/35	Baa2	457	445,482
Series 2006-4, Class 1A1
5.500%	12/25/20	B3	178	158,620
Series 2008-AR4, Class 1A1A, 144A
5.197%(c)	11/25/38	AAA(d)	698	692,484
Citimortgage Alternative Loan Trust,
Series 2006-A1, Class 1A5
5.500%	04/25/36	Caa2	783	628,582
Countrywide Alternative Loan Trust,
Series 2003-13T1, Class A10
4.000%	08/25/33	AAA(d)	702	702,113

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
Series 2003-21T1, Class A2
5.250%	12/25/33	AAA(d)	$211	$212,004
Series 2005-J6, Class 2A1
5.500%	07/25/25	Caa1	110	104,300
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-J13, Class 1A7
5.250%	01/25/34	AAA(d)	754	781,522
Series 2004-4, Class A13
5.250%	05/25/34	Baa3	1,141	1,170,019
Series 2004-5, Class 2A9
5.250%	05/25/34	Baa3	1,074	1,101,114
Series 2005-10, Class A1
5.500%	05/25/35	B2	125	123,392
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR24, Class 2A4
2.560%(c)	10/25/33	Baa1	338	285,306
Series 2004-AR3, Class 6M1
1.335%(c)	04/25/34	Aa2	283	257,375
Series 2004-AR5, Class 7A2
2.573%(c)	06/25/34	B1	381	348,364
Series 2005-5, Class 1A1
5.000%	07/25/20	B1	636	635,684
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1, Class 2A1
5.574%(c)	02/25/20	B2	81	82,282
Fannie Mae,
Series 293, Class 1, PO
1.311%(s)	12/01/24	Aaa	728	702,524
Series 369, Class 12, IO
5.500%(c)	05/01/36	Aaa	3,398	476,843
Series 383, Class 60, IO
6.500%	10/01/37	Aaa	938	148,362
Fannie Mae Grantor Trust,
Series 2002-T1, Class A2
7.000%	11/25/31	Aaa	901	1,066,001
Series 2004-T1, Class 1A1
6.000%	01/25/44	Aaa	981	1,112,022
Fannie Mae REMICS,
Series 1993-119, Class H
6.500%	07/25/23	Aaa	780	865,922
Series 1993-136, Class ZB
6.792%(c)	07/25/23	Aaa	512	579,004
Series 1993-141, Class Z
7.000%	08/25/23	Aaa	521	598,368
Series 1993-147, Class Z
7.000%	08/25/23	Aaa	461	526,354
Series 1996-4, Class SA, IO
8.281%(c)	02/25/24	Aaa	209	42,273
Series 1997-33, Class PA
8.500%	06/18/27	Aaa	872	1,036,463
Series 1997-57, Class PN
5.000%	09/18/27	Aaa	511	547,258
Series 2001-16, Class Z
6.000%	05/25/31	Aaa	1,008	1,142,113
Series 2001-81, Class HE
6.500%	01/25/32	Aaa	444	506,442
Series 2002-26, Class A2
7.500%	01/25/48	Aaa	792	919,532

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2002-90, Class A2
6.500%	11/25/42	Aaa	$405	$461,293
Series 2003-18, Class A1
6.500%	12/25/42	Aaa	648	762,163
Series 2003-21, Class OU
5.500%	03/25/33	Aaa	684	758,996
Series 2003-24, Class MZ
5.500%	04/25/33	Aaa	1,244	1,411,202
Series 2003-48, Class GH
5.500%	06/25/33	Aaa	840	966,594
Series 2003-64, Class KF
0.722%(c)	07/25/18	Aaa	753	758,642
Series 2003-81, Class FC
0.635%(c)	08/25/17	Aaa	394	394,508
Series 2003-86, Class OE
5.000%	03/25/32	Aaa	363	382,160
Series 2003-122, Class KA
4.500%	12/25/18	Aaa	497	518,392
Series 2004-36, Class SA
18.880%(c)	05/25/34	Aaa	264	363,963
Series 2004-60, Class PA
5.500%	04/25/34	Aaa	523	569,571
Series 2004-60, Class SW, IO
6.815%(c)	04/25/34	Aaa	191	33,873
Series 2004-61, Class NS, IO
7.465%(c)	08/25/34	Aaa	72	15,576
Series 2004-68, Class LC
5.000%	09/25/29	Aaa	1,170	1,307,121
Series 2004-72, Class S, IO
6.265%(c)	09/25/34	Aaa	168	25,118
Series 2004-92, Class SQ, IO
6.415%(c)	05/25/34	Aaa	146	24,218
Series 2004-101, Class HD
5.000%	01/25/20	Aaa	800	897,033
Series 2005-13, Class AS, IO
5.865%(c)	03/25/35	Aaa	84	12,206
Series 2005-14, Class ME
5.000%	10/25/33	Aaa	275	297,537
Series 2005-22, Class DA
5.500%	12/25/34	Aaa	467	522,988
Series 2005-23, Class SG, IO
6.465%(c)	04/25/35	Aaa	191	34,210
Series 2005-30, Class UG
5.000%	04/25/35	Aaa	625	714,686
Series 2005-34, Class PD
5.500%	06/25/33	Aaa	1,000	1,082,154
Series 2005-57, Class NK
21.062%(c)	07/25/35	Aaa	113	152,281
Series 2005-74, Class SE, IO
5.865%(c)	09/25/35	Aaa	676	112,483
Series 2005-79, Class NS, IO
5.855%(c)	09/25/35	Aaa	330	43,929
Series 2005-82, Class SY, IO
6.495%(c)	09/25/35	Aaa	299	61,061
Series 2005-84, Class XM
5.750%	10/25/35	Aaa	488	550,126
Series 2005-87, Class QZ
5.000%	10/25/35	Aaa	651	752,222

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2005-90, Class SP, IO
6.515%(c)	09/25/35	Aaa	$181	$30,260
Series 2005-97, Class PO, PO
4.104%(s)	11/25/35	Aaa	1,143	924,207
Series 2005-110, Class GL
5.500%	12/25/35	Aaa	562	659,595
Series 2005-110, Class MJ
5.500%	01/25/33	Aaa	1,129	1,175,940
Series 2006-2, Class LY
8.000%(c)	12/25/35	Aaa	100	105,332
Series 2006-3, Class SB, IO
6.465%(c)	07/25/35	Aaa	221	32,920
Series 2006-3, Class SG
13.359%(c)	11/25/35	Aaa	98	100,016
Series 2006-20, Class IB, IO
6.355%(c)	04/25/36	Aaa	2,063	298,062
Series 2006-23, Class NS
9.000%(c)	04/25/36	Aaa	127	126,972
Series 2006-43, Class SD, IO
6.365%(c)	06/25/36	Aaa	1,249	174,801
Series 2006-45, Class NW
5.500%	01/25/35	Aaa	700	778,497
Series 2006-48, Class ND
6.250%	03/25/36	Aaa	608	666,533
Series 2006-58, Class SI, IO
6.305%(c)	07/25/36	Aaa	889	133,799
Series 2006-65, Class TE
5.500%	05/25/35	Aaa	740	831,487
Series 2006-70, Class JI, IO
6.365%(c)	06/25/36	Aaa	293	49,991
Series 2006-72, Class XI, IO
6.265%(c)	08/25/36	Aaa	77	10,120
Series 2006-77, Class PC
6.500%	08/25/36	Aaa	1,060	1,247,612
Series 2006-106, Class CS, IO
6.355%(c)	11/25/36	Aaa	91	16,006
Series 2006-108, Class S, IO
6.965%(c)	11/25/36	Aaa	108	21,939
Series 2006-109, Class SG, IO
6.395%(c)	11/25/36	Aaa	127	21,392
Series 2006-113, Class PQ, IO
6.415%(c)	07/25/36	Aaa	305	46,830
Series 2006-115, Class OM, PO
23.347%(s)	12/25/36	Aaa	90	87,045
Series 2007-23, Class BC
6.000%	02/25/36	Aaa	301	320,950
Series 2007-30, Class UI, IO
5.865%(c)	04/25/37	Aaa	207	33,957
Series 2007-33, Class SD, IO
5.875%(c)	04/25/37	Aaa	604	103,379
Series 2007-36, Class SB, IO
6.365%(c)	04/25/37	Aaa	792	133,948
Series 2007-46, Class PA
6.000%	04/25/37	Aaa	1,274	1,417,071
Series 2007-58, Class SV, IO
6.515%(c)	06/25/37	Aaa	3,347	472,848
Series 2007-77, Class TC
5.500%	09/25/34	Aaa	630	675,958

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-88, Class MI, IO
6.285%(c)	09/25/37	Aaa	$92	$16,294
Series 2007-100, Class ND
5.750%	10/25/35	Aaa	993	1,072,716
Series 2007-102, Class SA, IO
6.165%(c)	11/25/37	Aaa	5,213	652,805
Series 2008-36, Class AI, IO
6.725%(c)	05/25/38	Aaa	448	60,328
Series 2008-41, Class S, IO
6.565%(c)	11/25/36	Aaa	109	20,629
Series 2008-68, Class VK
5.500%	03/25/27	Aaa	935	1,043,923
Series 2008-87, Class AS, IO
7.415%(c)	07/25/33	Aaa	311	51,866
Series 2008-91, Class SI, IO
5.765%(c)	03/25/38	Aaa	6,825	727,909
Series 2008-92, Class SA, IO
6.215%(c)	12/25/38	Aaa	1,030	178,126
Series 2008-95, Class AI, IO
5.000%	12/25/23	Aaa	1,161	91,677
Series 2009-15, Class SA, IO
5.965%(c)	03/25/24	Aaa	1,703	192,582
Series 2009-62, Class WA
5.553%(c)	08/25/39	Aaa	2,155	2,280,477
Series 2009-87, Class SG, IO
6.015%(c)	11/25/39	Aaa	1,316	188,643
Series 2009-108, Class VN
5.000%	09/25/39	Aaa	1,281	1,412,758
Series 2009-110, Class SD, IO
6.015%(c)	01/25/40	Aaa	983	159,592
Series 2009-112, Class ST, IO
6.015%(c)	01/25/40	Aaa	6,380	740,884
Series 2009-112, Class SW, IO
6.015%(c)	01/25/40	Aaa	4,195	487,082
Series 2010-10, Class NT
5.000%	02/25/40	Aaa	1,290	1,478,484
Series 2010-19, Class MV
5.000%	02/25/21	Aaa	1,192	1,359,526
Series 2010-19, Class VA
5.000%	02/25/21	Aaa	1,330	1,459,362
Series 2010-35, Class SB, IO
6.185%(c)	04/25/40	Aaa	2,528	267,913
Series 2010-43, Class CI, IO
4.500%	02/25/25	Aaa	2,267	183,037
Series 2010-49, Class SC
12.191%(c)	03/25/40	Aaa	545	610,394
Series 2010-64, Class DM
5.000%	06/25/40	Aaa	983	1,069,367
Series 2010-99, Class SD, IO
5.865%(c)	03/25/39	Aaa	728	98,074
Series 2010-102, Class S, IO
6.315%(c)	09/25/40	Aaa	251	45,854
Series 2010-107, Class PS, IO
6.395%(c)	06/25/40	Aaa	1,119	224,107
Series 2010-107, Class SP, IO
6.415%(c)	06/25/40	Aaa	416	83,596
Series 2010-111, Class AE
5.500%	04/25/38	Aaa	1,296	1,372,803

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2010-131, Class SA, IO
6.365%(c)	11/25/40	Aaa	$942	$170,794
Series 2010-134, Class SB, IO
5.865%(c)	08/25/38	Aaa	1,290	177,355
Series 2010-139, Class SA, IO
5.795%(c)	12/25/40	Aaa	1,405	230,129
Series 2011-22, Class MA
6.500%	04/25/38	Aaa	926	1,048,708
Series 2011-86, Class KS, IO
5.715%(c)	09/25/41	Aaa	1,177	160,646
Series 2011-93, Class ES, IO
6.265%(c)	09/25/41	Aaa	296	56,430
Series G93-17, Class S, IO
8.750%(c)	04/25/23	Aaa	651	146,771
Fannie Mae Whole Loan,
Series 1999-W4, Class A9
6.250%	02/25/29	Aaa	933	1,071,341
Series 2002-W6, Class 2A1
6.675%(c)	06/25/42	Aaa	452	521,015
Series 2003-W2, Class 2A9
5.900%	07/25/42	Aaa	296	336,906
Series 2003-W3, Class 2A5
5.356%	06/25/42	Aaa	734	803,838
Series 2003-W6, Class 1A41
5.398%	10/25/42	Aaa	694	760,365
Series 2003-W6, Class 3A
6.500%	09/25/42	Aaa	611	703,971
Series 2003-W12, Class 2A7
4.680%	06/25/43	Aaa	695	742,486
Series 2004-W2, Class 2A2
7.000%	02/25/44	Aaa	749	884,671
Series 2004-W2, Class 5A
7.500%	03/25/44	Aaa	842	990,963
Series 2004-W6, Class 3A4
6.500%	07/25/34	Aaa	1,062	1,170,185
Series 2004-W8, Class 2A
6.500%	06/25/44	Aaa	799	911,040
Series 2004-W11, Class 1A1
6.000%	05/25/44	Aaa	683	759,541
Series 2005-W1, Class 1A2
6.500%	10/25/44	Aaa	598	702,086
Series 2005-W4, Class 1A1
6.000%	08/25/35	Aaa	579	643,361
Series 2007-W7, Class 2A2, IO
6.295%(c)	07/25/37	Aaa	174	24,887
Series 2007-W10, Class 2A
6.206%(c)	08/25/47	Aaa	900	1,016,934
Fannie Mae-Aces,
Series 2011-M2, Class A2
3.645%	07/25/21	Aaa	1,239	1,302,355
Series 2011-M4, Class A2
3.726%	06/25/21	Aaa	1,430	1,506,396
FHLMC Structured Pass-Through Securities,
Series T-58, Class 3A
7.000%	09/25/43	Aaa	1,098	1,290,337
FHLMC-GNMA,
Series 24, Class ZE
6.250%	11/25/23	Aaa	859	964,606

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
First Horizon Asset Securities, Inc.,
Series 2003-7, Class 2A1
4.500%	09/25/18	A1	$204	$210,204
Series 2003-AR3, Class 3A1
2.588%(c)	09/25/33	AAA(d)	1,078	989,145
Series 2005-6, Class 1A1
5.500%	11/25/35	CCC(d)	127	124,894
Freddie Mac REMICS,
Series 1049, Class S
38.306%(c)	02/15/21	Aaa	25	53,074
Series 1621, Class J
6.400%	11/15/23	Aaa	273	290,672
Series 1630, Class PK
6.000%	11/15/23	Aaa	841	949,395
Series 1680, Class PK
6.500%	02/15/24	Aaa	909	1,027,435
Series 1695, Class EB
7.000%	03/15/24	Aaa	932	1,068,866
Series 1980, Class Z
7.000%	07/15/27	Aaa	929	1,121,100
Series 2378, Class PE
5.500%	11/15/16	Aaa	576	614,952
Series 2515, Class GP
5.500%	03/15/32	Aaa	599	622,797
Series 2535, Class AW
5.500%	12/15/32	Aaa	941	1,036,750
Series 2557, Class HL
5.300%	01/15/33	Aaa	2,483	2,756,854
Series 2561, Class UE
5.500%	06/15/22	Aaa	381	395,368
Series 2564, Class VJ
5.500%	10/15/22	Aaa	1,000	1,071,893
Series 2595, Class GC
5.500%	04/15/23	Aaa	827	918,721
Series 2600, Class MD
5.500%	06/15/32	Aaa	624	660,842
Series 2611, Class TM
10.000%(c)	05/15/33	Aaa	246	264,408
Series 2626, Class JC
5.000%	06/15/23	Aaa	1,607	1,826,744
Series 2628, Class AB
4.500%	06/15/18	Aaa	661	704,000
Series 2630, Class FL
0.729%(c)	06/15/18	Aaa	626	630,281
Series 2643, Class SA
44.012%(c)	03/15/32	Aaa	129	251,698
Series 2649, Class VB
5.500%	10/15/22	Aaa	785	859,217
Series 2661, Class FG
0.679%(c)	03/15/17	Aaa	300	300,494
Series 2663, Class JA
5.000%	08/15/18	Aaa	288	302,861
Series 2677, Class ME
5.000%	03/15/32	Aaa	311	325,740
Series 2684, Class PO, PO
2.418%(s)	01/15/33	Aaa	1,075	1,032,408
Series 2691, Class VU
5.500%	08/15/23	Aaa	1,000	1,119,469

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2694, Class QH
4.500%	03/15/32	Aaa	$225	$242,443
Series 2707, Class KJ
5.000%	11/15/18	Aaa	534	567,499
Series 2764, Class UG
5.000%	03/15/34	Aaa	1,360	1,561,217
Series 2793, Class PD
5.000%	12/15/32	Aaa	900	987,128
Series 2832, Class PE
5.500%	01/15/33	Aaa	916	967,276
Series 2864, Class NB
5.500%	07/15/33	Aaa	1,235	1,395,262
Series 2885, Class LZ
6.000%	11/15/34	Aaa	933	1,171,143
Series 2893, Class PE
5.000%	11/15/34	Aaa	915	1,042,702
Series 2897, Class EO, PO
31.155%(s)	10/15/31	Aaa	24	24,057
Series 2901, Class VU
5.000%	06/15/18	Aaa	1,070	1,201,485
Series 2922, Class SU
13.842%(c)	02/15/35	Aaa	203	226,116
Series 2944, Class OH
5.500%	03/15/35	Aaa	1,750	2,024,672
Series 2988, Class TY
5.500%	06/15/25	Aaa	1,000	1,111,128
Series 2990, Class SR, IO
6.421%(c)	03/15/35	Aaa	3,190	434,972
Series 3001, Class IH, IO
6.471%(c)	05/15/35	Aaa	245	43,881
Series 3017, Class OC, PO
1.287%(s)	08/15/25	Aaa	865	832,277
Series 3031, Class AG
5.000%	02/15/34	Aaa	1,000	1,100,832
Series 3045, Class DI, IO
6.501%(c)	10/15/35	Aaa	1,021	188,407
Series 3080, Class VB
5.000%	06/15/25	Aaa	1,000	1,129,309
Series 3126, Class AO, PO
3.980%(s)	03/15/36	Aaa	1,134	1,005,006
Series 3153, Class JI, IO
6.391%(c)	05/15/36	Aaa	313	52,644
Series 3155, Class PS, IO
6.921%(c)	05/15/36	Aaa	427	69,766
Series 3171, Class ST, IO
6.256%(c)	06/15/36	Aaa	465	77,426
Series 3181, Class PS, IO
6.241%(c)	07/15/36	Aaa	142	28,688
Series 3201, Class IN, IO
6.021%(c)	08/15/36	Aaa	4,246	641,076
Series 3218, Class HS, IO
6.971%(c)	09/15/26	Aaa	2,155	337,165
Series 3219, Class OD
6.000%	06/15/33	Aaa	690	740,480
Series 3237, Class BO, PO
5.798%(s)	11/15/36	Aaa	1,160	977,823
Series 3240, Class S, IO
6.391%(c)	11/15/36	Aaa	387	68,229

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 3244, Class SB, IO
6.431%(c)	11/15/36	Aaa	$117	$21,502
Series 3303, Class SD, IO
5.861%(c)	04/15/37	Aaa	348	57,248
Series 3306, Class TB
2.979%(c)	04/15/37	Aaa	233	237,499
Series 3306, Class TC
2.439%(c)	04/15/37	Aaa	205	206,865
Series 3311, Class IA, IO
6.181%(c)	05/15/37	Aaa	250	42,753
Series 3311, Class IB, IO
6.181%(c)	05/15/37	Aaa	250	42,753
Series 3311, Class IC, IO
6.181%(c)	05/15/37	Aaa	250	42,753
Series 3311, Class ID, IO
6.181%(c)	05/15/37	Aaa	250	42,753
Series 3311, Class IE, IO
6.181%(c)	05/15/37	Aaa	349	59,855
Series 3316, Class GD
5.500%	06/15/35	Aaa	1,415	1,547,404
Series 3383, Class KB
5.500%	11/15/27	Aaa	1,140	1,359,249
Series 3385, Class SN, IO
5.771%(c)	11/15/37	Aaa	1,448	152,689
Series 3406, Class B
6.000%	01/15/38	Aaa	1,360	1,513,638
Series 3419, Class AP
5.000%	04/15/33	Aaa	1,000	1,042,140
Series 3456, Class JA
5.000%	04/15/26	Aaa	218	222,454
Series 3564, Class JA
4.000%	01/15/18	Aaa	560	592,767
Series 3593, Class SL, IO
6.171%(c)	11/15/24	Aaa	2,348	268,068
Series 3605, Class NC
5.500%	06/15/37	Aaa	955	1,125,891
Series 3609, Class SA, IO
6.111%(c)	12/15/39	Aaa	2,741	657,429
Series 3653, Class HJ
5.000%	04/15/40	Aaa	1,147	1,266,463
Series 3688, Class GT
7.158%(c)	11/15/46	Aaa	651	756,543
Series 3692, Class PS, IO
6.371%(c)	05/15/38	Aaa	187	30,258
Series 3740, Class SB, IO
5.771%(c)	10/15/40	Aaa	1,256	233,110
Series 3747, Class HI, IO
4.500%	07/15/37	Aaa	1,404	195,130
Series 3751, Class MI, IO
4.000%	02/15/34	Aaa	656	69,894
Series 3754, Class NS, IO
6.421%(c)	11/15/34	Aaa	1,040	166,758
Series 3762, Class CS, IO
6.471%(c)	04/15/35	Aaa	94	16,540
Series 3762, Class JS, IO
6.471%(c)	04/15/35	Aaa	272	48,155
Series 3763, Class LS, IO
5.771%(c)	02/15/39	Aaa	1,138	159,954

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 3767, Class DS, IO
6.471%(c)	02/15/39	Aaa	$526	$92,584
Series 3784, Class S, IO
6.371%(c)	07/15/23	Aaa	4,105	431,696
Series 3803, Class DS, IO
6.371%(c)	11/15/35	Aaa	672	119,565
Series 3855, Class HI, IO
4.000%	02/15/26	Aaa	6,305	559,074
GMAC Mortgage Corp. Loan Trust,
Series 2003-J10, Class A1
4.750%	01/25/19	AAA(d)	743	766,532
Government National Mortgage Assoc.,
Series 1998-12, Class Z
6.500%	05/20/28	Aaa	543	635,006
Series 2001-57, Class SF, IO
7.970%(c)	05/17/29	Aaa	67	15,119
Series 2002-41, Class HS, IO
6.771%(c)	06/16/32	Aaa	1,455	313,933
Series 2002-84, Class PH
6.000%	11/16/32	Aaa	1,665	1,949,559
Series 2003-25, Class PZ
5.500%	04/20/33	Aaa	952	1,118,174
Series 2003-28, Class TG
5.500%	05/20/32	Aaa	237	247,094
Series 2003-42, Class SE, IO
6.371%(c)	01/16/30	Aaa	54	10,704
Series 2003-46, Class SB, IO
7.051%(c)	06/16/33	Aaa	30	6,549
Series 2003-58, Class PC
5.000%	07/20/33	Aaa	1,666	1,919,401
Series 2003-82, Class SH, IO
6.371%(c)	09/16/33	Aaa	111	20,360
Series 2003-86, Class ZC
4.500%	10/20/33	Aaa	856	954,391
Series 2004-11, Class SB, IO
6.970%(c)	02/20/34	Aaa	214	45,163
Series 2004-28, Class ST, IO
1.080%(c)	04/20/34	Aaa	18,964	487,316
Series 2004-30, Class UC
5.500%	02/20/34	Aaa	1,410	1,614,463
Series 2004-76, Class S, IO
6.370%(c)	09/20/34	Aaa	72	13,642
Series 2004-86, Class SP, IO
5.870%(c)	09/20/34	Aaa	3,047	445,077
Series 2004-88, Class ES, IO
5.870%(c)	06/17/34	Aaa	3,106	508,398
Series 2005-13, Class SA, IO
6.570%(c)	02/20/35	Aaa	236	45,292
Series 2005-30, Class WD
6.000%	07/20/33	Aaa	800	910,513
Series 2006-23, Class S, IO
6.270%(c)	01/20/36	Aaa	3,475	435,131
Series 2006-26, Class S, IO
6.270%(c)	06/20/36	Aaa	2,598	396,778
Series 2006-38, Class SG, IO
6.420%(c)	09/20/33	Aaa	4,687	372,724
Series 2007-16, Class KU, IO
6.420%(c)	04/20/37	Aaa	3,043	394,216

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-24, Class SA, IO
6.280%(c)	05/20/37	Aaa	$5,980	$911,679
Series 2007-53, Class GB
5.500%	10/20/33	Aaa	250	267,027
Series 2007-58, Class SD, IO
6.260%(c)	10/20/37	Aaa	3,526	478,343
Series 2007-59, Class SP, IO
6.440%(c)	04/20/37	Aaa	3,158	353,499
Series 2008-36, Class AY
5.000%	04/16/23	Aaa	530	617,391
Series 2008-47, Class ML
5.250%	06/16/38	Aaa	760	876,697
Series 2008-62, Class SA, IO
5.920%(c)	07/20/38	Aaa	1,553	199,194
Series 2008-73, Class SK, IO
6.510%(c)	08/20/38	Aaa	3,371	500,468
Series 2008-79, Class SA, IO
7.320%(c)	09/20/38	Aaa	2,021	328,415
Series 2009-6, Class CI, IO
6.500%	11/16/38	Aaa	1,053	126,446
Series 2009-16, Class SJ, IO
6.570%(c)	05/20/37	Aaa	3,618	519,861
Series 2009-36, Class IE, IO
1.000%(c)	09/20/38	Aaa	10,093	209,455
Series 2009-65, Class LB
6.000%	07/16/39	Aaa	965	1,063,024
Series 2009-76, Class SB, IO
5.871%(c)	09/16/39	Aaa	506	79,834
Series 2009-77, Class CS, IO
6.771%(c)	06/16/38	Aaa	5,138	735,743
Series 2009-78, Class SD, IO
5.970%(c)	09/20/32	Aaa	262	46,224
Series 2009-83, Class TS, IO
5.870%(c)	08/20/39	Aaa	2,082	260,237
Series 2009-106, Class ST, IO
5.770%(c)	02/20/38	Aaa	3,052	442,326
Series 2009-106, Class XL, IO
6.520%(c)	06/20/37	Aaa	3,241	476,791
Series 2009-118, Class XU
5.000%	12/20/20	Aaa	915	1,065,448
Series 2009-127, Class IA, IO
0.450%(c)	09/20/38	Aaa	16,638	173,345
Series 2010-4, Class SB, IO
6.271%(c)	08/16/39	Aaa	4,677	577,352
Series 2010-14, Class A0, PO
5.343%(s)	12/20/32	Aaa	360	319,609
Series 2010-14, Class DO, PO
2.528%(s)	03/20/36	Aaa	653	629,101
Series 2010-14, Class EO, PO
3.364%(s)	06/16/33	Aaa	150	145,385
Series 2010-14, Class QP
6.000%	12/20/39	Aaa	678	733,600
Series 2010-31, Class SK, IO
5.870%(c)	11/20/34	Aaa	1,470	236,166
Series 2010-85, Class ID, IO
6.000%	09/20/39	Aaa	2,999	436,418
Series 2010-157, Class OP, PO
3.742%(s)	12/20/40	Aaa	1,390	1,147,257

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2011-13, Class SA, IO
5.721%(c)	01/16/41	Aaa	$448	$71,567
Greenpoint Mortgage Funding Trust,
Series 2005-AR4, Class 4A1A
0.545%(c)	10/25/45	Caa3	601	330,839
GSR Mortgage Loan Trust,
Series 2003-7F, Class 1A4
5.250%	06/25/33	AAA(d)	545	537,780
Series 2004-6F, Class 2A4
5.500%	05/25/34	AAA(d)	1,084	1,132,031
Series 2004-11, Class 1A1
2.778%(c)	09/25/34	Ba3	275	208,175
Series 2005-5F, Class 2A3
5.500%	06/25/35	A2	220	220,185
JPMorgan Alternative Loan Trust,
Series 2006-A4, Class A1
5.950%(c)	09/25/36	Caa1	64	62,942
JPMorgan Mortgage Trust,
Series 2004-S1, Class 3A1
5.500%	09/25/34	Ba2	846	875,645
Series 2005-S2, Class 1A1
4.500%	08/25/20	CCC(d)	317	319,037
Series 2005-S2, Class 4A3
5.500%	09/25/20	CC(d)	305	300,804
Series 2006-A2, Class 5A1
2.961%(c)	11/25/33	Aa3	215	202,857
Series 2006-A2, Class 5A3
2.961%(c)	11/25/33	Ba3	815	746,228
Series 2007-A1, Class 5A5
2.967%(c)	07/25/35	Baa2	393	369,364
JPMorgan REREMIC,
Series 2010-4, Class 7A1, 144A
4.287%(c)	08/26/35	AAA(d)	531	520,020
Lehman Mortgage Trust,
Series 2006-4, Class 3A1
5.000%	08/25/21	CC(d)	124	117,601
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
2.840%(c)	08/25/34	Baa1	575	507,285
Series 2004-13, Class 3A7
2.836%(c)	11/21/34	A2	560	521,964
MASTR Alternative Loans Trust,
Series 2003-8, Class 5A1
5.000%	11/25/18	AAA(d)	416	424,859
Series 2003-9, Class 5A1
4.500%	12/25/18	AAA(d)	811	830,926
Series 2004-1, Class 4A1
5.500%	02/25/34	AAA(d)	333	347,142
Series 2004-3, Class 2A1
6.250%	04/25/34	Aa3	709	718,433
MASTR Asset Securitization Trust,
Series 2004-6, Class 3A1
5.250%	07/25/19	AAA(d)	752	770,736
Series 2004-6, Class 4A1
5.000%	07/25/19	AAA(d)	764	788,785
Series 2004-P7, Class A6, 144A
5.500%	12/27/33	Ba1	683	723,072

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
MLCC Mortgage Investors, Inc.,
Series 2004-HB1, Class A3
2.119%(c)	04/25/29	Baa3	$339	$303,199
Morgan Stanley Dean Witter Capital I,
Series 2003-HYB1, Class A3
1.810%(c)	03/25/33	Baa2	781	681,103
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A6
2.583%(c)	09/25/34	Ba1	522	456,608
NCUA Guaranteed Notes,
Series 2010-C1, Class APT
2.650%	10/29/20	AA+(d)	2,303	2,389,754
Series 2010-R3, Class 1A
0.750%(c)	12/08/20	Aaa	1,876	1,887,079
PHH Mortgage Capital LLC,
Series 2008-CIM2, Class 5A1
6.000%	07/25/38	Aa2	1,194	1,223,998
Prime Mortgage Trust,
Series 2004-2, Class A2
4.750%	11/25/19	Aaa	434	446,880
Series 2004-CL1, Class 1A1
6.000%	02/25/34	AAA(d)	780	824,186
Residential Accredit Loans, Inc.,
Series 2003-QS16, Class A1
5.000%	08/25/18	Ba3	267	270,907
Series 2003-QS20, Class A1
5.000%	11/25/18	Ba1	172	176,323
Series 2004-QS3, Class CB
5.000%	03/25/19	Baa3	615	620,942
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
2.661%(c)	12/25/34	Baa2	424	355,693
Residential Funding Mortgage Securities I,
Series 2003-S4, Class A4
5.750%	03/25/33	AAA(d)	622	656,298
Series 2004-S9, Class 1A6
5.500%	12/25/34	A+(d)	99	100,111
Series 2006-S12, Class 2A2
6.000%	12/25/36	B2	397	376,165
Sequoia Mortgage Trust,
Series 2004-8, Class A2
0.765%(c)	09/20/34	Ba1	641	524,071
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-6, Class 5A4
4.938%(c)	06/25/34	Ba1	350	328,315
Structured Asset Securities Corp.,
Series 2003-22A, Class 3A
2.563%(c)	06/25/33	A1	279	256,382
Series 2003-26A, Class 3A5
2.548%(c)	09/25/33	Baa1	1,055	886,151
Series 2003-29, Class 1A1
4.750%	09/25/18	BBB(d)	671	687,806
Series 2004-7, Class 2A1
5.424%(c)	05/25/24	Baa2	497	514,223
Thornburg Mortgage Securities Trust,
Series 2004-3, Class A
0.926%(c)	09/25/44	A2	1,209	1,095,988

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Vendee Mortgage Trust,
Series 1996-2, Class 1Z
6.750%	06/15/26	NR	$500	$587,984
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR4, Class A7
2.500%(c)	05/25/33	A1	475	445,642
Series 2003-S1, Class A5
5.500%	04/25/33	AAA(d)	900	928,577
Series 2004-S3, Class 3A2
6.000%	07/25/34	A3	461	485,938
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-F, Class A1
4.841%(c)	06/25/33	Baa3	631	625,436
Series 2004-7, Class 2A2
5.000%	07/25/19	AAA(d)	253	261,515
Series 2004-B, Class A1
4.911%(c)	02/25/34	Baa1	265	257,884
Series 2004-EE, Class 2A2
2.771%(c)	12/25/34	A1	918	884,957
Series 2004-O, Class A1
4.864%(c)	08/25/34	A1	943	944,281
Series 2005-16, Class A8
5.750%	01/25/36	Baa3	101	103,000
Series 2005-16, Class A16
5.750%	01/25/36	Ba3	279	275,988
Series 2005-AR9, Class 3A1
2.742%(c)	05/25/35	B1	635	558,804
Series 2005-AR13, Class A1
5.254%(c)	05/25/35	Ba3	358	339,856
Series 2006-5, Class 1A2
5.250%	04/25/36	Baa1	776	779,066
Series 2006-11, Class A8
6.000%	09/25/36	Caa1	39	35,814
Series 2006-17, Class A1
5.500%	11/25/21	B2	256	253,271
Series 2007-3, Class 3A1
5.500%	04/25/22	Baa3	94	96,830
Series 2007-11, Class A85
6.000%	08/25/37	Caa1	655	603,748
Series 2007-11, Class A96
6.000%	08/25/37	B3	78	71,198

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $200,425,052)				209,197,575

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
Federal National Mortgage Assoc., Debs.
0.930%(s)	07/05/14		2,800	2,729,104
1.696%(s)	06/01/17		1,675	1,522,094
Financing Corp. FICO Strip, Debs., PO
1.962%(s)	04/05/19		1,500	1,295,346
Residual Funding Corp., Bonds, PO
3.520%(s)	07/15/20		2,400	1,986,797

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $6,959,769)				7,533,341

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)	Value
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 4.1%
Federal Home Loan Mortgage Corp.
4.158%(c)	10/01/36		$277	$290,704
4.500%	05/01/41		1,691	1,791,729
6.000%	05/01/17-12/01/36		9,889	10,817,591
6.500%	10/01/22-05/01/37		3,843	4,253,837
7.000%	09/01/36		962	1,116,300
8.000%	02/01/38		497	549,321
Federal National Mortgage Assoc.
2.490%	10/01/17		998	1,014,683
3.380%	01/01/18		1,430	1,505,579
3.590%	10/01/20		1,400	1,472,913
3.738%	06/01/18		1,743	1,866,999
3.810%	01/01/19		1,348	1,444,256
4.000%	TBA		710	744,169
4.500%	TBA		1,060	1,124,428
5.000%	12/01/19-02/01/35		1,759	1,912,069
5.500%	01/01/19-02/01/37		3,694	4,026,941
5.500%	TBA		460	499,172
6.000%	09/01/19-08/01/37		16,932	18,581,637
6.268%(c)	09/01/37		541	594,896
6.500%	09/01/22-10/01/38		5,414	5,997,118
7.000%	05/01/17-04/01/37		931	1,052,745
Government National Mortgage Assoc.
6.000%	09/20/36-03/20/41		2,143	2,395,598
6.500%	10/15/23-12/20/40		5,876	6,687,230
7.000%	10/20/38-12/20/38		1,544	1,793,991
7.500%	01/20/35		541	635,595
8.000%	05/20/32		1,332	1,549,729

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $72,049,803)				73,719,230

U.S. TREASURY OBLIGATIONS — 8.2%
U.S. Treasury Bonds
2.125%	08/15/21		987	1,004,430
4.375%	05/15/41		315	406,813
4.500%	02/15/36		1,100	1,424,328
8.500%	02/15/20	(a)	3,000	4,621,641
8.875%	02/15/19		2,000	3,044,218
U.S. Treasury Notes
0.625%	06/30/12	(k)	95	95,327
0.875%	01/31/12	(k)	42,270	42,383,918
1.000%	05/15/14-08/31/16	(a)	4,855	4,930,365
1.500%	07/31/16		2,540	2,608,275
2.000%	04/30/16		2,750	2,892,670
2.375%	10/31/14-02/28/15		7,000	7,419,464
3.000%	02/28/17		7,000	7,712,033
3.125%	05/15/21	(k)	675	749,196
3.625%	02/15/21		440	508,303
3.875%	05/15/18		6,500	7,549,646
4.000%	02/15/15		5,000	5,576,955
4.625%	02/15/17		2,000	2,372,968
4.750%	08/15/17		3,345	4,027,587
U.S. Treasury Strip Coupon
0.610%(s)	02/15/15		3,000	2,939,997
1.030%(s)	08/15/16		5,000	4,759,845
1.360%(s)	08/15/17		5,000	4,639,395
1.690%(s)	08/15/18		8,500	7,662,665
1.940%(s)	08/15/19		10,390	9,068,340

Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. TREASURY OBLIGATIONS (Continued)
2.060%(s)	02/15/20	$1,200	$1,030,189
2.140%(s)	05/15/20	8,099	6,874,771
2.210%(s)	08/15/20(a)	6,500	5,462,919
3.190%(s)	11/15/27	3,000	1,880,853
3.280%(s)	11/15/29	3,000	1,743,882
3.290%(s)	02/15/30	4,000	2,303,248

TOTAL U.S. TREASURY OBLIGATIONS (cost $140,298,253)			147,694,241

TOTAL LONG-TERM INVESTMENTS (cost $1,678,167,648)			1,602,411,634

		Shares
SHORT-TERM INVESTMENTS — 16.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 16.1%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $290,051,302; includes $103,075,615 of cash collateral for securities on loan)(b)(w)		290,051,302	290,051,302

		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n)
U.S. Treasury Bills
0.076%	11/10/11	$35	35,000
0.085%	11/10/11(k)	430	429,994

TOTAL U.S. TREASURY OBLIGATIONS (cost $464,959)			464,994

		Notional Amount (000)#
OPTION PURCHASED*
Put Options
1 Year Mid Curve Option, expiring 12/20/11, Strike Price $98.50 (cost $8,703)		2,500	8,003

TOTAL SHORT-TERM INVESTMENTS (cost $290,524,964)			290,524,299

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTION WRITTEN — 104.8% (cost $1,968,692,612)			1,892,935,933

		Shares
SECURITIES SOLD SHORT — (4.4)%
COMMON STOCKS — (3.9)%
Advertising
Omnicom Group, Inc.		18,600	(685,224)

Aerospace & Defense — (0.2)%
Boeing Co. (The)		14,820	(896,758)
Lockheed Martin Corp.		16,350	(1,187,664)
Northrop Grumman Corp.		3,870	(201,859)

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Aerospace & Defense (cont’d.)
Raytheon Co.	7,970	$(325,734)

		(2,612,015)

Agriculture — (0.1)%
Altria Group, Inc.	51,140	(1,371,063)
Lorillard, Inc.	2,800	(309,960)

		(1,681,023)

Automobile Manufacturers
Ford Motor Co.*	56,120	(542,680)

Banks — (0.1)%
Bank of Hawaii Corp.	11,290	(410,956)
Cullen/Frost Bankers, Inc.	10,230	(469,148)
Northern Trust Corp.	7,090	(248,008)

		(1,128,112)

Biotechnology
Amgen, Inc.	2,880	(158,256)

Chemicals — (0.2)%
Ecolab, Inc.	3,770	(184,315)
OM Group, Inc.*	16,220	(421,233)
Praxair, Inc.	13,720	(1,282,546)
Sherwin-Williams Co. (The)	3,960	(294,307)
Sigma-Aldrich Corp.	4,700	(290,413)
Valspar Corp. (The)	31,130	(971,567)

		(3,444,381)

Commercial Banks — (0.1)%
Commerce Bancshares, Inc.	6,065	(210,759)
KeyCorp.	34,130	(202,391)
UMB Financial Corp.	13,420	(430,514)

		(843,664)

Commercial Services
SAIC, Inc.*	13,470	(159,081)

Computers — (0.1)%
Dell, Inc.*	31,050	(439,358)
Hewlett-Packard Co.	13,900	(312,055)
International Business Machines Corp.	10,260	(1,795,808)

		(2,547,221)

Cosmetics/Personal Care — (0.1)%
Avon Products, Inc.	10,600	(207,760)
Estee Lauder Cos., Inc. (The) (Class A Stock)	6,690	(587,650)

		(795,410)

Diversified Financial Services — (0.1)%
Ameriprise Financial, Inc.	5,980	(235,373)
Federated Investors, Inc. (Class B Stock)	15,690	(275,046)
Franklin Resources, Inc.	2,490	(238,144)
Invesco Ltd. (Bermuda)	9,100	(141,141)
T. Rowe Price Group, Inc.	7,000	(334,390)

		(1,224,094)

Diversified Machinery — (0.1)%
Deere & Co.	5,600	(361,592)
Rockwell Automation, Inc.	10,720	(600,320)

		(961,912)

Diversified Manufacturing — (0.1)%
Dover Corp.	16,120	(751,192)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Manufacturing (cont’d.)
Eaton Corp.	17,580	$(624,090)
General Electric Co.	27,160	(413,918)

		(1,789,200)

Electric — (0.3)%
Consolidated Edison, Inc.	27,350	(1,559,497)
Edison International	20,070	(767,678)
Entergy Corp.	10,010	(663,563)
FirstEnergy Corp.	9,900	(444,609)
PG&E Corp.	12,200	(516,182)
Wisconsin Energy Corp.	43,590	(1,363,931)

		(5,315,460)

Electronics
Agilent Technologies, Inc.*	6,030	(188,438)
Waters Corp.*	3,900	(294,411)

		(482,849)

Financial – Bank & Trust
Valley National Bancorp	42,227	(447,179)

Food — (0.1)%
H.J. Heinz Co.	6,860	(346,293)
Hershey Co. (The)	29,610	(1,754,096)
Sara Lee Corp.	7,820	(127,857)
Whole Foods Market, Inc.	4,090	(267,118)

		(2,495,364)

Forest Products & Paper
International Paper Co.	2,690	(62,542)

Healthcare Products — (0.1)%
Carefusion Corp.*	5,800	(138,910)
Johnson & Johnson	15,810	(1,007,255)
Stryker Corp.	16,010	(754,551)
Varian Medical Systems, Inc.*	4,100	(213,856)
Zimmer Holdings, Inc.*	7,340	(392,690)

		(2,507,262)

Healthcare Services
Quest Diagnostics, Inc.	5,800	(286,288)

Home Builders
MDC Holdings, Inc.	6,900	(116,886)
Ryland Group, Inc.	11,170	(118,960)

		(235,846)

Household Products/ Wares — (0.1)%
Church & Dwight Co., Inc.	23,750	(1,049,750)
Clorox Co.	6,660	(441,758)

		(1,491,508)

Insurance — (0.3)%
American International Group, Inc.*	17,880	(392,466)
Aon Corp.	13,720	(575,966)
Chubb Corp. (The)	11,690	(701,283)
Lincoln National Corp.	21,800	(340,734)
Principal Financial Group, Inc.	14,540	(329,622)
Progressive Corp. (The)	32,990	(585,902)
RenaissanceRe Holdings Ltd. (Bermuda)	2,390	(152,482)
Torchmark Corp.	12,070	(420,760)
Travelers Cos., Inc. (The)	9,080	(442,468)
W.R. Berkley Corp.	20,130	(597,660)

		(4,539,343)

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services
eBay, Inc.*	8,980	$(264,820)
Google, Inc. (Class A Stock)*	1,010	(519,524)

		(784,344)

Iron/Steel — (0.1)%
AK Steel Holding Corp.	34,130	(223,210)
Cliffs Natural Resources, Inc.	7,150	(365,866)
Nucor Corp.	19,220	(608,121)
United States Steel Corp.	13,430	(295,594)

		(1,492,791)

Lodging — (0.1)%
Choice Hotels International, Inc.	18,430	(547,740)
Hyatt Hotels Corp. (Class A Stock)*	13,300	(417,221)

		(964,961)

Machinery – Construction & Mining
Caterpillar, Inc.	8,050	(594,412)

Media — (0.2)%
New York Times Co. (The) (Class A Stock)*	57,120	(331,867)
News Corp. (Class B Stock)	34,350	(535,516)
Scripps Networks Interactive, Inc. (Class A Stock)	17,610	(654,564)
Time Warner Cable, Inc.	3,460	(216,838)
Time Warner, Inc.	8,600	(257,742)
Viacom, Inc. (Class B Stock)	12,630	(489,286)
Washington Post Co. (The) (Class B Stock)	2,350	(768,380)

		(3,254,193)

Metal Fabricate/Hardware — (0.1)%
Tenaris SA (Luxembourg), ADR	37,880	(964,046)

Metals & Mining
Vale SA (Brazil), ADR	9,170	(209,076)

Oil & Gas — (0.1)%
Denbury Resources, Inc.*	1,900	(21,850)
Diamond Offshore Drilling, Inc.	4,890	(267,679)
Encana Corp. (Canada)	9,880	(189,795)
EQT Corp.	2,690	(143,538)
Exxon Mobil Corp.	14,620	(1,061,851)
Sunoco, Inc.	4,410	(136,754)
Tesoro Corp.*	15,550	(302,758)
Weatherford International Ltd. (Switzerland)	4,370	(53,358)

		(2,177,583)

Pharmaceuticals — (0.1)%
Bristol-Myers Squibb Co.	11,010	(345,494)
Eli Lilly & Co.	50,090	(1,851,827)
Isis Pharmaceuticals, Inc.*	17,070	(115,735)
Mead Johnson Nutrition Co.	3,400	(234,022)

		(2,547,078)

Pipelines
Kinder Morgan, Inc.	3,530	(91,392)
TransCanada Corp (Canada)	2,390	(96,771)

		(188,163)

Real Estate Investment Trusts — (0.4)%
American Campus Communities, Inc.	13,170	(490,056)
BioMed Realty Trust, Inc.	19,990	(331,234)
DDR Corp.	24,500	(267,050)
Equity LifeStyle Properties, Inc.	4,280	(268,356)
Equity One, Inc.	33,120	(525,283)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
Equity Residential	8,100	$(420,147)
Essex Property Trust, Inc.	4,220	(506,569)
Extra Space Storage, Inc.	58,300	(1,086,129)
Federal Realty Investment Trust	12,320	(1,015,291)
Highwoods Properties, Inc.	18,750	(529,875)
Hudson Pacific Properties, Inc.	8,220	(95,599)
National Retail Properties, Inc.	14,480	(389,078)
Realty Income Corp.	9,670	(311,761)
Tanger Factory Outlet Centers	14,570	(378,966)
Taubman Centers, Inc.	17,430	(876,903)
Washington Real Estate Investment Trust	17,300	(487,514)

		(7,979,811)

Retail — (0.1)%
Abercrombie & Fitch Co. (Class A Stock)	4,600	(283,176)
Home Depot, Inc. (The)	8,900	(292,543)
J.C. Penney Co., Inc.	5,400	(144,612)
Wal-Mart Stores, Inc.	9,630	(499,797)

		(1,220,128)

Semiconductors — (0.3)%
Avago Technologies Ltd. (Singapore)	2,100	(68,817)
Cypress Semiconductor Corp.	32,700	(489,519)
Intel Corp.	72,840	(1,553,677)
Linear Technology Corp.	26,220	(724,983)
MEMC Electronic Materials Inc*.	24,800	(129,952)
Microchip Technology, Inc.	56,920	(1,770,781)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	45,780	(523,265)
Texas Instruments, Inc.	11,660	(310,739)
Xilinx, Inc.	5,100	(139,944)

		(5,711,677)

Software — (0.1)%
Electronic Arts, Inc.*	35,340	(722,703)
Intuit, Inc.	3,200	(151,808)

		(874,511)

Telecommunications — (0.1)%
AT&T, Inc.	51,260	(1,461,935)
Ciena Corp.*	7,580	(84,896)
JDS Uniphase Corp.*	12,040	(120,039)
Motorola Solutions, Inc.	7,611	(318,901)
SBA Communications Corp. (Class A Stock)*	2,410	(83,097)

		(2,068,868)

Transportation — (0.1)%
FedEx Corp.	6,680	(452,102)
Heartland Express, Inc.	38,460	(521,518)
Knight Transportation, Inc.	27,100	(360,701)
United Parcel Service, Inc. (Class B Stock)	4,330	(273,440)
Werner Enterprises, Inc.	22,420	(467,009)

		(2,074,770)

Water
Aqua America, Inc.	29,640	(639,335)

TOTAL COMMON STOCKS (proceeds received $75,264,098)		(70,181,661)

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS — (0.3)%
Consumer Discretionary Select Sector SPDR Fund		12,200	$(426,024)
Health Care Select Sector SPDR Fund		18,500	(586,820)
SPDR S&P 500 ETF Trust		19,820	(2,243,029)
Technology Select Sector SPDR Fund		18,480	(435,574)
Utilities Select Sector SPDR Fund		35,884	(1,207,138)

TOTAL EXCHANGE TRADED FUNDS (proceeds received $4,840,030)			(4,898,585)

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — (0.2)%
Federal National Mortgage Assoc.
5.000%	TBA	$1,420	(1,527,388)
5.500%	TBA	2,227	(2,416,643)

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (proceeds received $3,952,462)			(3,944,031)

TOTAL SECURITIES SOLD SHORT (proceeds received $84,056,590)			(79,024,277)

		Notional Amount (000)#
OPTION WRITTEN*
Put Options
1 Year Mid Curve Option, expiring 12/20/11, Strike Price $98.25 (premiums received $5,534)		2,500	(5,009)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD
SHORT AND OPTION WRITTEN — 100.4% (cost $1,884,630,488)			1,813,906,647
Liabilities in excess of other assets(x) — (0.4)%			(7,808,235)

NET ASSETS — 100.0%			$1,806,098,412

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securiites Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
ETF	Exchage Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
FICO	Financing Corporation
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s

NVDR	Non-Voting Depositary Receipt
PIK	Payment-in-Kind
PO	Principal Only
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipts
TBA	To Be Announced
UTS	Unit Trust Security
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2011.
Ratings of certain bonds may have changed subsequent to
that date.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending
settlement, is $99,359,843; cash collateral of $103,075,615
(included with liabilities) was received with which the
Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with
cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects
the rate in effect at September 30, 2011.
(d)	Standard & Poor’s rating.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as
collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(s)	Represents zero coupon bond or step coupon bond. Rate
quoted represents effective yield at September 30, 2011.
(w)	Prudential Investments LLC, the co-manager of the
Portfolio, also serves as manager of the Prudential
Investment Portfolios 2 - Prudential Core Taxable Money
Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the
following derivative contracts held at reporting period end:

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Financial futures contracts open at September 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized Appreciation (Depreciation)(1)
Long Positions:
3	30 Day Fed Fund	Oct. 2011	$1,247,412	$1,248,975	$1,563
3	30 Day Fed Fund	Nov. 2011	1,246,912	1,249,037	2,125
6	30 Day Fed Fund	Mar. 2012	2,496,700	2,497,325	625
6	30 Day Fed Fund	Jul. 2012	2,493,866	2,497,074	3,208
6	30 Day Fed Fund	Aug. 2012	2,492,991	2,497,074	4,083
586	30 Year U.S. Treasury Bonds	Dec. 2011	80,229,703	83,578,250	3,348,547
18	90 Day Euro Dollar	Dec. 2011	4,475,050	4,476,150	1,100
32	2 Year U.S. Treasury Notes	Dec. 2011	7,055,500	7,046,500	(9,000)
16	5 Year Euro-Bobl	Dec. 2011	2,624,188	2,617,971	(6,217)
474	5 Year U.S. Treasury Notes	Dec. 2011	58,055,338	58,057,595	2,257
103	10 Year Australian Bonds	Dec. 2011	84,821,016	84,732,536	(88,480)
238	10 Year Canadian Bonds	Dec. 2011	29,525,432	30,186,640	661,208
258	10 Year U.K. Gilt	Dec. 2011	51,152,245	52,298,439	1,146,194
7	10 Year U.S. Treasury Notes	Dec. 2011	911,329	910,658	(671)
127	DAX Index	Dec. 2011	22,491,358	23,271,960	780,602
321	Euro Stoxx 50	Dec. 2011	8,672,071	9,272,062	599,991
8	Hang Seng Index	Oct. 2011	920,256	894,779	(25,477)
2,009	S&P 500 E-Mini	Dec. 2011	115,679,066	113,106,700	(2,572,366)
215	S&P/TSX 60 Index	Dec. 2011	28,344,678	27,275,598	(1,069,080)

					2,780,212

Short Positions:
28	90 Day Euro Dollar	Mar. 2012	6,959,650	6,958,700	950
29	90 Day Euro Dollar	Jun. 2012	7,210,464	7,207,225	3,239
11	90 Day Euro Dollar	Sep. 2012	2,725,714	2,734,050	(8,336)
10	90 Day Euro Dollar	Dec. 2012	2,474,851	2,485,377	(10,526)
14	90 Day Euro Dollar	Mar. 2013	3,461,876	3,479,000	(17,124)
14	90 Day Euro Dollar	Jun. 2013	3,459,527	3,476,550	(17,023)
8	90 Day Euro Dollar	Sep. 2013	1,986,400	1,984,400	2,000
4	90 Day Euro Dollar	Dec. 2013	981,500	990,551	(9,051)
226	2 Year U.S. Treasury Notes	Dec. 2011	49,826,317	49,765,906	60,411
1,519	5 Year U.S. Treasury Notes	Dec. 2011	185,570,461	186,053,767	(483,306)
157	10 Year Euro-Bund	Dec. 2011	28,114,066	28,709,329	(595,263)
26	10 Year Japanese Bonds	Dec. 2011	47,816,673	47,944,769	(128,096)
186	10 Year U.S. Treasury Notes	Dec. 2011	24,033,923	24,197,438	(163,515)
335	FTSE 100 Index	Dec. 2011	26,955,993	26,592,819	363,174
679	OMXS30 Index	Oct. 2011	8,747,120	8,995,475	(248,355)
564	Russell 2000 Mini	Dec. 2011	38,408,765	36,180,600	2,228,165
107	S&P 500 E-Mini	Dec. 2011	6,184,273	6,024,100	160,173
383	SPI 200 Index	Dec. 2011	37,962,463	37,062,843	899,620
38	Topix Index	Dec. 2011	3,628,549	3,732,011	(103,462)

					1,933,675

					$4,713,887

(1)	Cash of $3,023,000 and U.S. Treasury Securities with a market value of $26,556,028 have been segregated to cover requirement for open futures contracts as of September 30, 2011.

Forward foreign currency exchange contracts outstanding at September 30, 2011:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 11/08/11	Barclays Capital Group	AUD	9,151	$9,590,321	$8,809,559	$(780,762)
Expiring 11/08/11	Pacific Crest Capital, Inc.	AUD	1,376	1,465,281	1,324,281	(141,000)
British Pound,
Expiring 11/08/11	Societe Generale	GBP	271	440,277	422,107	(18,170)
Expiring 11/08/11	UBS Securities	GBP	226	369,612	352,184	(17,428)

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2011 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
British Pound (cont’d.),
Expiring 12/13/11	Citigroup Global Markets	GBP	900	$1,428,090	$1,402,433	$(25,657)
Expiring 12/13/11	Deutsche Bank	GBP	1,200	1,876,434	1,869,911	(6,523)
Expiring 12/13/11	Morgan Stanley	GBP	400	631,221	623,304	(7,917)
Expiring 12/13/11	Morgan Stanley	GBP	398	642,036	620,701	(21,335)
Expiring 12/13/11	RBC Dominion Securities	GBP	700	1,092,059	1,090,782	(1,277)
Expiring 12/13/11	UBS Securities	GBP	1,017	1,632,682	1,584,750	(47,932)
Expiring 12/29/11	Barclays Capital Group	GBP	56	88,400	87,799	(601)
Canadian Dollar,
Expiring 10/04/11	Deutsche Bank	CAD	70	67,067	66,737	(330)
Expiring 12/13/11	Morgan Stanley	CAD	384	389,166	365,834	(23,332)
Expiring 12/29/11	State Street Bank	CAD	1,119	1,133,450	1,066,294	(67,156)
Euro,
Expiring 11/08/11	Citigroup Global Markets	EUR	220	316,081	294,072	(22,009)
Expiring 11/08/11	Pacific Crest Capital, Inc.	EUR	2,749	3,918,699	3,682,199	(236,500)
Expiring 11/08/11	UBS Securities	EUR	250	360,344	335,413	(24,931)
Expiring 12/13/11	Citigroup Global Markets	EUR	1,100	1,502,768	1,473,247	(29,521)
Expiring 12/13/11	State Street Bank	EUR	1,200	1,654,200	1,607,179	(47,021)
Expiring 12/13/11	UBS Securities	EUR	600	818,919	803,589	(15,330)
Hong Kong Dollar,
Expiring 11/08/11	Citigroup Global Markets	HKD	2,613	335,760	335,775	15
Expiring 12/13/11	Citigroup Global Markets	HKD	1,926	247,158	247,594	436
Expiring 12/13/11	Deutsche Bank	HKD	1,842	236,567	236,780	213
Expiring 12/29/11	Citigroup Global Markets	HKD	2,323	297,978	298,566	588
Expiring 12/29/11	RBC Dominion Securities	HKD	2,968	381,143	381,503	360
Japanese Yen,
Expiring 11/08/11	Barclays Capital Group	JPY	100,672	1,273,629	1,305,956	32,327
Expiring 11/08/11	BNP Paribas	JPY	45,300	590,711	587,651	(3,060)
Expiring 11/08/11	State Street Bank	JPY	211,760	2,754,998	2,747,025	(7,973)
Expiring 11/08/11	UBS Securities	JPY	12,870	167,771	166,950	(821)
Expiring 12/13/11	Citigroup Global Markets	JPY	38,861	506,085	504,396	(1,689)
Norwegian Krone,
Expiring 11/08/11	Barclays Capital Group	NOK	2,509	455,342	426,568	(28,774)
Singapore Dollar,
Expiring 11/08/11	Barclays Capital Group	SGD	1,729	1,424,695	1,322,145	(102,550)
Expiring 12/29/11	Morgan Stanley	SGD	349	275,864	266,609	(9,255)
Swedish Krona,
Expiring 11/08/11	Barclays Capital Group	SEK	10,466	1,607,450	1,522,208	(85,242)
Expiring 12/29/11	State Street Bank	SEK	4,392	651,647	637,397	(14,250)
Swiss Franc,
Expiring 11/08/11	Citigroup Global Markets	CHF	1,209	1,372,408	1,334,790	(37,618)
Expiring 11/08/11	Citigroup Global Markets	CHF	217	276,681	239,379	(37,302)
Expiring 12/29/11	State Street Bank	CHF	565	641,339	624,618	(16,721)

				$42,914,333	$41,068,285	$(1,846,048)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 11/08/11	Citigroup Global Markets	AUD	1,239	$1,265,326	$1,193,076	$72,250
Expiring 11/08/11	Citigroup Global Markets	AUD	789	774,242	759,782	14,460
Expiring 11/08/11	UBS Securities	AUD	303	315,964	291,784	24,180
Expiring 12/13/11	Morgan Stanley	AUD	323	339,117	309,460	29,657
Expiring 12/13/11	Pacific Crest Capital, Inc.	AUD	5,694	5,962,964	5,459,775	503,189
Expiring 12/29/11	State Street Bank	AUD	63	63,699	60,273	3,426
British Pound,
Expiring 11/08/11	Barclays Capital Group	GBP	4,636	7,569,382	7,225,791	343,591
Expiring 11/08/11	Barclays Capital Group	GBP	404	667,664	630,021	37,643
Expiring 11/08/11	BNP Paribas	GBP	691	1,115,791	1,076,515	39,276

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2011 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound (cont’d.),
Expiring 11/08/11	Pacific Crest Capital, Inc.	GBP	146	$224,863	$228,193	$(3,330)
Expiring 12/13/11	Barclays Capital Group	GBP	494	792,057	770,201	21,856
Expiring 12/13/11	Citigroup Global Markets	GBP	858	1,373,306	1,337,243	36,063
Expiring 12/13/11	Pacific Crest Capital, Inc.	GBP	650	1,053,058	1,012,868	40,190
Expiring 12/13/11	RBC Dominion Securities	GBP	13,672	21,809,737	21,303,877	505,860
Canadian Dollar,
Expiring 11/08/11	Barclays Capital Group	CAD	1,691	1,738,445	1,612,244	126,201
Expiring 11/08/11	Morgan Stanley	CAD	245	249,542	233,790	15,752
Expiring 12/13/11	Citigroup Global Markets	CAD	1,040	1,050,925	991,059	59,866
Danish Krone,
Expiring 11/08/11	Morgan Stanley	DKK	457	87,032	82,182	4,850
Euro,
Expiring 11/08/11	Barclays Capital Group	EUR	1,213	1,715,924	1,625,038	90,886
Expiring 11/08/11	Barclays Capital Group	EUR	364	495,798	487,142	8,656
Expiring 11/08/11	Citigroup Global Markets	EUR	3,089	4,396,027	4,137,905	258,122
Expiring 11/08/11	State Street Bank	EUR	205	294,176	274,370	19,806
Expiring 11/08/11	UBS Securities	EUR	1,044	1,424,638	1,398,349	26,289
Expiring 11/08/11	UBS Securities	EUR	140	201,874	187,422	14,452
Expiring 12/13/11	Citigroup Global Markets	EUR	8,330	11,700,668	11,156,785	543,883
Expiring 12/13/11	Citigroup Global Markets	EUR	676	919,526	904,933	14,593
Expiring 12/13/11	Morgan Stanley	EUR	388	544,788	519,338	25,450
Expiring 12/29/11	Morgan Stanley	EUR	407	554,561	545,690	8,871
Hong Kong Dollar,
Expiring 11/08/11	Barclays Capital Group	HKD	6,396	820,411	821,678	(1,267)
Expiring 11/08/11	RBC Dominion Securities	HKD	2,418	310,371	310,608	(237)
Expiring 12/13/11	Barclays Capital Group	HKD	2,259	290,180	290,388	(208)
Expiring 12/29/11	Morgan Stanley	HKD	13,854	1,779,592	1,780,841	(1,249)
Japanese Yen,
Expiring 11/08/11	Citigroup Global Markets	JPY	174,850	2,279,646	2,268,214	11,432
Expiring 11/08/11	Citigroup Global Markets	JPY	46,828	607,747	607,474	273
Expiring 12/13/11	Barclays Capital Group	JPY	20,711	268,610	268,816	(206)
Expiring 12/29/11	State Street Bank	JPY	64,930	847,763	843,003	4,760
Swiss Franc,
Expiring 11/08/11	Barclays Capital Group	CHF	154	199,671	169,820	29,851
Expiring 12/13/11	Citigroup Global Markets	CHF	623	727,314	688,191	39,123

				$76,832,399	$73,864,139	$2,968,260

Cross currency exchange contracts outstanding at September 30, 2011:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
11/08/11	Buy	AUD	241	GBP	153	$(6,980)	RBC Dominion Securities
11/08/11	Buy	CAD	286	EUR	204	(1,382)	Citigroup Global Markets
11/08/11	Buy	CAD	211	CHF	186	(4,409)	Pacific Crest Capital, Inc.
11/08/11	Buy	CHF	437	EUR	407	(61,583)	Citigroup Global Markets
11/08/11	Buy	EUR	424	JPY	44,396	(8,286)	Deutsche Bank
11/08/11	Buy	GBP	311	SEK	3,326	1,507	Citigroup Global Markets
11/08/11	Buy	GBP	371	AUD	596	4,953	Citigroup Global Markets
11/08/11	Buy	GBP	142	JPY	17,067	(637)	RBC Dominion Securities
11/08/11	Buy	HKD	3,714	JPY	36,604	2,355	BNP Paribas
11/08/11	Buy	JPY	23,788	CHF	246	37,381	RBC Dominion Securities

						$(37,081)

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date	Notional Amount# (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC(1)	10/04/21	$967	2.13%	3 month LIBOR	$—	$—	$—
Credit Suisse First Boston(1)	09/06/16	1,762	1.21%	3 month LIBOR	1,214	—	1,214
Credit Suisse First Boston(2)	09/06/21	942	2.34%	3 month LIBOR	20,783	—	20,783
Deutsche Bank AG(1)	07/18/13	140	0.64%	3 month LIBOR	(191)	—	(191)
Deutsche Bank AG(1)	08/09/16	2,406	1.98%	3 month LIBOR	(92,617)	—	(92,617)
Deutsche Bank AG(2)	08/09/41	505	4.04%	3 month LIBOR	145,725	—	145,725

					$74,914	$—	$74,914

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on credit indices – Sell Protection(1):
Barclays Bank PLC	12/13/49	$250	0.62%	CMBX.NA.A.3.V1	$(189,296)	$(168,014)	$(21,282)
Citigroup, Inc.	03/15/49	320	0.25%	CMBX.NA.A.2.V1	(200,087)	(146,528)	(53,559)
Citigroup, Inc.	02/17/49	300	0.96%	CMBX.NA.AJ.4.V1	(151,347)	(94,618)	(56,729)
Deutsche Bank AG	03/15/49	240	0.25%	CMBX.NA.A.2.V1	(150,065)	(118,072)	(31,993)
Morgan Stanley	03/15/49	240	0.25%	CMBX.NA.A.2.V1	(150,065)	(118,072)	(31,993)
Morgan Stanley	12/13/49	120	0.62%	CMBX.NA.A.3.V1	(90,862)	(80,936)	(9,926)
UBS AG	12/20/16	900	1.00%	CDX.IG.17.V1	(18,531)	(15,003)	(3,528)

					$(950,253)	$(741,243)	$(209,010)

Counterparty	Termination Date	Notional Amount# (000)(4)		Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at September 30, 2011(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1):
Barclays Bank PLC	03/20/13		$230	5.00%	Caesar’s Entertainment	17.998%	$(37,556)	$(3,393)	$(34,163)
Barclays Bank PLC	06/20/13		170	5.00%	Clear Channel Communications	13.296%	(21,630)	(13,169)	(8,461)
Barclays Bank PLC	06/20/13		120	5.00%	Clear Channel Communications	13.296%	(15,268)	(9,926)	(5,342)
Barclays Bank PLC	03/20/14		120	5.00%	Clear Channel Communications	17.139%	(29,763)	(5,144)	(24,619)
Barclays Bank PLC	09/20/14		100	5.00%	Clear Channel Communications	20.485%	(35,489)	(5,369)	(30,120)
Barclays Bank PLC	12/20/16		450	1.00%	Conagra Foods, Inc.	1.108%	(2,258)	(2,274)	16
Barclays Bank PLC	06/20/12	EUR	100	5.00%	Dixon’s Retail PLC	5.374%	(110)	(2,725)	2,615
Barclays Bank PLC	06/20/12	EUR	60	5.00%	Dixon’s Retail PLC	5.374%	(66)	(1,678)	1,612
Barclays Bank PLC	06/20/13	EUR	300	5.00%	Dixon’s Retail PLC	8.658%	(22,043)	(21,588)	(455)
Barclays Bank PLC	06/20/13	EUR	200	5.00%	Dixon’s Retail PLC	8.658%	(14,703)	(14,352)	(351)
Barclays Bank PLC	12/25/11		50	5.00%	Dynegy Holdings, Inc.	41.182%	(3,682)	(1,749)	(1,933)
Barclays Bank PLC	06/20/13		70	5.00%	Dynegy Holdings, Inc.	29.022%	(18,419)	(3,748)	(14,671)

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Credit default swap agreements outstanding at September 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at September 30, 2011(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (cont’d.)
Barclays Bank PLC	09/20/13	$240	5.00%	Dynegy Holdings, Inc.	27.497%	$(65,285)	$(7,541)	$(57,744)
Barclays Bank PLC	09/20/13	50	5.00%	Dynegy Holdings, Inc.	27.497%	(13,601)	(2,882)	(10,719)
Barclays Bank PLC	06/20/14	50	5.00%	Dynegy Holdings, Inc.	24.392%	(14,661)	(3,031)	(11,630)
Barclays Bank PLC	03/20/12	50	5.00%	Eastman Kodak Co.	116.342%	(19,009)	(17,278)	(1,731)
Barclays Bank PLC	09/20/12	100	5.00%	Eastman Kodak Co.	102.287%	(51,433)	(9,602)	(41,831)
Barclays Bank PLC	09/20/12	50	5.00%	Eastman Kodak Co.	102.287%	(25,717)	(3,767)	(21,950)
Barclays Bank PLC	09/20/12	50	5.00%	Eastman Kodak Co.	102.287%	(25,717)	(4,495)	(21,222)
Barclays Bank PLC	09/20/12	50	5.00%	Eastman Kodak Co.	102.287%	(25,717)	(7,150)	(18,567)
Barclays Bank PLC	09/20/12	50	5.00%	Eastman Kodak Co.	102.287%	(25,717)	(6,282)	(19,435)
Barclays Bank PLC	12/20/12	50	5.00%	Eastman Kodak Co.	92.819%	(26,498)	(21,778)	(4,720)
Barclays Bank PLC	12/20/12	50	5.00%	Eastman Kodak Co.	92.819%	(26,498)	(21,778)	(4,720)
Barclays Bank PLC	12/20/12	50	5.00%	Eastman Kodak Co.	92.819%	(26,498)	(21,778)	(4,720)
Barclays Bank PLC	12/20/12	50	5.00%	Eastman Kodak Co.	92.819%	(26,484)	(22,528)	(3,956)
Barclays Bank PLC	06/20/13	50	5.00%	Eastman Kodak Co.	81.790%	(28,171)	(3,874)	(24,297)
Barclays Bank PLC	06/20/13	50	5.00%	Eastman Kodak Co.	81.790%	(28,171)	(4,076)	(24,095)
Barclays Bank PLC	06/20/13	50	5.00%	Eastman Kodak Co.	81.790%	(28,171)	(4,933)	(23,238)
Barclays Bank PLC	03/20/14	100	5.00%	Eastman Kodak Co.	72.835%	(60,146)	(7,354)	(52,792)
Barclays Bank PLC	12/20/12	120	5.00%	First Data Corp.	8.566%	(4,738)	(369)	(4,369)
Barclays Bank PLC	12/20/12	120	5.00%	First Data Corp.	8.566%	(4,237)	(404)	(3,833)
Barclays Bank PLC	12/20/12	50	5.00%	First Data Corp.	8.566%	(1,974)	(966)	(1,008)
Barclays Bank PLC	12/20/12	20	5.00%	First Data Corp.	8.566%	(790)	(224)	(566)
Barclays Bank PLC	12/20/13	240	5.00%	First Data Corp.	10.357%	(24,639)	(10,553)	(14,086)
Barclays Bank PLC	12/20/16	200	1.00%	Georgia-Pacific LLC	2.062%	(10,241)	(10,154)	(87)
Barclays Bank PLC	06/20/13	230	5.00%	K. Hovnanian Enterprises	31.600%	(80,251)	(3,631)	(76,620)
Barclays Bank PLC	06/20/13	150	5.00%	K. Hovnanian Enterprises	31.600%	(52,338)	(4,303)	(48,035)
Barclays Bank PLC	06/20/13	50	5.00%	K. Hovnanian Enterprises	31.600%	(17,446)	(7,022)	(10,424)
Barclays Bank PLC	03/20/14	150	5.00%	K. Hovnanian Enterprises	32.819%	(67,820)	(6,746)	(61,074)
Barclays Bank PLC	06/20/14	100	5.00%	K. Hovnanian Enterprises	32.863%	(47,630)	(13,134)	(34,496)
Barclays Bank PLC	06/20/14	100	5.00%	K. Hovnanian Enterprises	32.863%	(47,630)	(13,121)	(34,509)
Barclays Bank PLC	06/20/14	100	5.00%	K. Hovnanian Enterprises	32.863%	(47,630)	(14,007)	(33,623)
Barclays Bank PLC	06/20/14	50	5.00%	K. Hovnanian Enterprises	32.863%	(23,815)	(12,154)	(11,661)
Barclays Bank PLC	03/20/14	50	5.00%	Level 3 Communications	7.806%	(3,032)	(2,457)	(575)
Barclays Bank PLC	06/20/16	60	5.00%	Levi Strauss & Co.	7.617%	(5,799)	420	(6,219)
Barclays Bank PLC	12/20/12	20	5.00%	Realogy Corp.	13.881%	(1,901)	(797)	(1,104)
Barclays Bank PLC	09/20/12	50	5.00%	Rite Aid Corp.	7.737%	(1,185)	(433)	(752)
Barclays Bank PLC	12/20/13	50	5.00%	Rite Aid Corp.	9.608%	(4,388)	(1,955)	(2,433)
Barclays Bank PLC	09/20/16	450	5.00%	Standard Pacific Corp.	9.747%	(75,692)	5,285	(80,977)
Barclays Bank PLC	09/20/16	50	5.00%	Standard Pacific Corp.	9.747%	(8,410)	285	(8,695)
Barclays Bank PLC	09/20/14	90	5.00%	SuperValu, Inc.	7.898%	(6,555)	(3,750)	(2,805)

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Credit default swap agreements outstanding at September 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(4)		Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at September 30, 2011(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (cont’d.)
Barclays Bank PLC	12/20/11		$100	5.00%	Texas Competitive	23.323%	$(3,816)	$(2,960)	$(856)
Barclays Bank PLC	06/20/12		60	5.00%	Texas Competitive	23.332%	(7,183)	(2,328)	(4,855)
BNP Paribas Bank	06/20/14		100	5.00%	Boyd Gaming Corp.	13.053%	(17,623)	(2,300)	(15,323)
BNP Paribas Bank	12/20/11		50	5.00%	Dynegy Holdings, Inc.	41.182%	(3,682)	(2,345)	(1,337)
BNP Paribas Bank	09/20/13		50	5.00%	Dynegy Holdings, Inc.	27.497%	(13,601)	(6,347)	(7,254)
BNP Paribas Bank	03/20/14		120	5.00%	Level 3 Communications	7.806%	(7,276)	(4,222)	(3,054)
BNP Paribas Bank	03/20/14		100	5.00%	Level 3 Communications	7.806%	(6,064)	(5,085)	(979)
BNP Paribas Bank	09/20/13		100	5.00%	Liz Claiborne, Inc.	8.311%	(5,625)	(2,730)	(2,895)
BNP Paribas Bank	09/20/13		100	5.00%	Liz Claiborne, Inc.	8.311%	(5,625)	(2,609)	(3,016)
BNP Paribas Bank	09/20/16		100	1.00%	R.R. Donnelley & Sons	7.792%	(25,632)	(11,195)	(14,437)
BNP Paribas Bank	12/20/15		50	5.00%	SuperValu, Inc.	8.734%	(6,159)	(3,193)	(2,966)
BNP Paribas Bank	12/20/15		50	5.00%	SuperValu, Inc.	8.734%	(6,159)	(3,384)	(2,775)
BNP Paribas Bank	12/20/15		50	5.00%	SuperValu, Inc.	8.734%	(6,159)	(3,385)	(2,774)
BNP Paribas Bank	03/20/16		110	5.00%	SuperValu, Inc.	8.888%	(14,682)	(8,336)	(6,346)
BNP Paribas Bank	03/20/16		110	5.00%	SuperValu, Inc.	8.888%	(14,682)	(8,679)	(6,003)
BNP Paribas Bank	03/20/16		90	5.00%	SuperValu, Inc.	8.888%	(12,012)	(7,635)	(4,377)
BNP Paribas Bank	03/20/16		60	5.00%	SuperValu, Inc.	8.888%	(8,008)	(5,116)	(2,892)
BNP Paribas Bank	09/20/16		100	5.00%	SuperValu, Inc.	9.146%	(30,177)	(13,081)	(17,096)
BNP Paribas Bank	12/20/11		100	5.00%	Texas Competitive	23.323%	(3,816)	(4,782)	966
BNP Paribas Bank	12/20/11		50	5.00%	Texas Competitive	23.323%	(1,908)	(2,276)	368
BNP Paribas Bank	06/20/12		60	5.00%	Texas Competitive	23.332%	(7,183)	(1,481)	(5,702)
BNP Paribas Bank	06/20/12		60	5.00%	Texas Competitive	23.332%	(7,183)	(1,147)	(6,036)
BNP Paribas Bank	09/20/12		50	5.00%	Texas Competitive	24.635%	(8,370)	(2,661)	(5,709)
Citigroup, Inc.	12/20/12		120	5.00%	Block Financial LLC	3.219%	2,786	(1,111)	3,897
Citigroup, Inc.	03/20/13		330	5.00%	Block Financial LLC	3.437%	7,986	771	7,215
Citigroup, Inc.	12/20/12		120	5.00%	Caesar’s Entertainment	17.180%	(15,715)	(2,365)	(13,350)
Citigroup, Inc.	03/20/13		220	5.00%	Caesar’s Entertainment	17.998%	(35,923)	(2,425)	(33,498)
Citigroup, Inc.	03/20/13		50	5.00%	Caesar’s Entertainment	17.998%	(8,164)	(937)	(7,227)
Citigroup, Inc.	03/20/13		50	5.00%	Caesar’s Entertainment	17.998%	(8,164)	(1,056)	(7,108)
Citigroup, Inc.	03/20/13		50	5.00%	Caesar’s Entertainment	17.998%	(8,164)	(1,064)	(7,100)
Citigroup, Inc.	03/20/14		230	5.00%	Clear Channel Communications	17.139%	(57,045)	(6,906)	(50,139)
Citigroup, Inc.	03/20/14		150	5.00%	Clear Channel Communications	17.139%	(37,203)	(3,646)	(33,557)
Citigroup, Inc.	03/20/14		120	5.00%	Clear Channel Communications	17.139%	(29,763)	(5,153)	(24,610)
Citigroup, Inc.	03/20/14		100	5.00%	Clear Channel Communications	17.139%	(24,802)	(2,901)	(21,901)
Citigroup, Inc.	06/20/12	EUR	60	5.00%	Dixon’s Retail PLC	5.374%	(66)	(1,639)	1,573
Citigroup, Inc.	09/20/12		50	5.00%	Dynegy Holdings, Inc.	36.536%	(11,304)	(3,382)	(7,922)
Citigroup, Inc.	09/20/12		50	5.00%	Dynegy Holdings, Inc.	36.536%	(11,304)	(2,661)	(8,643)

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Credit default swap agreements outstanding at September 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at September 30, 2011(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (cont’d.)
Citigroup, Inc.	09/20/13	$400	5.00%	Dynegy Holdings, Inc.	27.497%	$(108,809)	$(36,943)	$(71,866)
Citigroup, Inc.	09/20/13	50	5.00%	Dynegy Holdings, Inc.	27.497%	(13,601)	(4,961)	(8,640)
Citigroup, Inc.	12/20/11	50	5.00%	Eastman Kodak Co.	116.322%	(10,581)	(1,662)	(8,919)
Citigroup, Inc.	09/20/12	100	5.00%	Eastman Kodak Co.	102.287%	(51,433)	(6,039)	(45,394)
Citigroup, Inc.	09/20/12	50	5.00%	Eastman Kodak Co.	102.287%	(25,717)	(6,699)	(19,018)
Citigroup, Inc.	09/20/12	50	5.00%	Eastman Kodak Co.	102.287%	(25,717)	(7,360)	(18,357)
Citigroup, Inc.	06/20/13	50	5.00%	Eastman Kodak Co.	81.790%	(28,171)	(4,553)	(23,618)
Citigroup, Inc.	06/20/13	50	5.00%	Eastman Kodak Co.	81.790%	(28,171)	(4,795)	(23,376)
Citigroup, Inc.	06/20/13	50	5.00%	Eastman Kodak Co.	81.790%	(28,171)	(4,330)	(23,841)
Citigroup, Inc.	12/20/13	120	5.00%	Eastman Kodak Co.	75.266%	(70,920)	(3,772)	(67,148)
Citigroup, Inc.	12/20/13	120	5.00%	Eastman Kodak Co.	75.266%	(70,920)	(4,238)	(66,682)
Citigroup, Inc.	06/20/14	100	5.00%	Eastman Kodak Co.	70.783%	(61,120)	(12,221)	(48,899)
Citigroup, Inc.	12/20/12	50	5.00%	First Data Corp.	8.566%	(1,974)	(966)	(1,008)
Citigroup, Inc.	03/20/13	100	5.00%	Liz Claiborne, Inc.	8.256%	(4,218)	(438)	(3,780)
Citigroup, Inc.	03/20/13	100	5.00%	Liz Claiborne, Inc.	8.256%	(4,218)	(1,741)	(2,477)
Citigroup, Inc.	03/20/13	100	5.00%	Liz Claiborne, Inc.	8.256%	(4,218)	(1,736)	(2,482)
Citigroup, Inc.	09/20/13	100	5.00%	Liz Claiborne, Inc.	8.311%	(5,625)	(3,624)	(2,001)
Citigroup, Inc.	09/20/13	50	5.00%	Liz Claiborne, Inc.	8.311%	(2,813)	(1,831)	(982)
Citigroup, Inc.	06/20/14	100	5.00%	Liz Claiborne, Inc.	8.418%	(7,675)	(3,925)	(3,750)
Citigroup, Inc.	06/20/14	100	5.00%	Liz Claiborne, Inc.	8.418%	(7,675)	(3,925)	(3,750)
Citigroup, Inc.	06/20/14	50	5.00%	McClatchy Corp.	15.901%	(11,749)	(1,989)	(9,760)
Citigroup, Inc.	03/20/15	190	5.00%	McClatchy Corp.	17.568%	(59,819)	(6,795)	(53,024)
Citigroup, Inc.	03/20/15	100	5.00%	McClatchy Corp.	17.568%	(31,484)	(3,365)	(28,119)
Citigroup, Inc.	03/20/15	50	5.00%	McClatchy Corp.	17.568%	(15,742)	(2,091)	(13,651)
Citigroup, Inc.	03/20/15	50	5.00%	McClatchy Corp.	17.568%	(15,742)	(2,081)	(13,661)
Citigroup, Inc.	12/20/12	120	5.00%	Realogy Corp.	13.881%	(11,407)	(4,215)	(7,192)
Citigroup, Inc.	12/20/12	120	5.00%	Realogy Corp.	13.881%	(11,407)	(5,015)	(6,392)
Citigroup, Inc.	12/20/12	100	5.00%	Realogy Corp.	13.881%	(9,506)	(3,562)	(5,944)
Citigroup, Inc.	12/20/13	120	5.00%	Realogy Corp.	17.626%	(26,201)	(11,228)	(14,973)
Citigroup, Inc.	06/20/14	100	5.00%	Realogy Corp.	18.609%	(26,880)	(4,628)	(22,252)
Citigroup, Inc.	12/20/13	120	5.00%	Rite Aid Corp.	9.608%	(10,530)	(4,691)	(5,839)
Citigroup, Inc.	12/20/15	120	5.00%	SuperValu, Inc.	8.734%	(14,781)	(4,612)	(10,169)
Credit Suisse First Boston	12/20/11	50	5.00%	Dynegy Holdings, Inc.	41.182%	(3,682)	(5,224)	1,542
Credit Suisse First Boston	09/20/12	50	5.00%	Eastman Kodak Co.	102.287%	(25,717)	(3,666)	(22,051)
Credit Suisse First Boston	03/20/14	50	5.00%	Rite Aid Corp.	9.999%	(5,198)	(1,831)	(3,367)
Credit Suisse First Boston	03/20/16	100	5.00%	SuperValu, Inc.	8.888%	(13,347)	(8,474)	(4,873)
Credit Suisse First Boston	03/20/16	30	5.00%	SuperValu, Inc.	8.888%	(4,004)	(3,082)	(922)
Credit Suisse First Boston	06/20/12	50	5.00%	Texas Competitive	23.332%	(5,986)	(2,238)	(3,748)
Credit Suisse First Boston	09/20/12	100	5.00%	Texas Competitive	24.635%	(16,739)	(7,684)	(9,055)
Credit Suisse First Boston	09/20/12	50	5.00%	Texas Competitive	24.635%	(8,370)	(3,935)	(4,435)
Deutsche Bank AG	09/20/16	100	5.00%	Amkor Technology, Inc.	7.770%	(10,601)	2,101	(12,702)

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Credit default swap agreements outstanding at September 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at September 30, 2011(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (cont’d.)
Deutsche Bank AG	03/20/13	$120	5.00%	Block Financial LLC	3.437%	$2,904	$362	$2,542
Deutsche Bank AG	09/20/16	150	5.00%	Block Financial LLC	5.048%	(31)	5,977	(6,008)
Deutsche Bank AG	06/20/14	450	5.00%	Boyd Gaming Corp.	13.053%	(79,305)	(3,638)	(75,667)
Deutsche Bank AG	06/20/14	450	5.00%	Boyd Gaming Corp.	13.053%	(79,305)	(3,254)	(76,051)
Deutsche Bank AG	06/20/14	350	5.00%	Boyd Gaming Corp.	13.053%	(61,682)	(5,565)	(56,117)
Deutsche Bank AG	06/20/14	250	5.00%	Boyd Gaming Corp.	13.053%	(44,059)	(3,422)	(40,637)
Deutsche Bank AG	06/20/14	90	5.00%	Boyd Gaming Corp.	13.053%	(15,861)	(1,372)	(14,489)
Deutsche Bank AG	03/20/13	260	5.00%	Caesar’s Entertainment	17.998%	(42,455)	(3,637)	(38,818)
Deutsche Bank AG	03/20/13	260	5.00%	Caesar’s Entertainment	17.998%	(40,819)	(4,821)	(35,998)
Deutsche Bank AG	03/20/13	180	5.00%	Caesar’s Entertainment	17.998%	(29,392)	(3,970)	(25,422)
Deutsche Bank AG	03/20/13	100	5.00%	Caesar’s Entertainment	17.998%	(16,329)	(1,857)	(14,472)
Deutsche Bank AG	03/20/13	100	5.00%	Caesar’s Entertainment	17.998%	(16,329)	(1,839)	(14,490)
Deutsche Bank AG	03/20/13	100	5.00%	Caesar’s Entertainment	17.998%	(16,329)	(946)	(15,383)
Deutsche Bank AG	03/20/13	100	5.00%	Caesar’s Entertainment	17.998%	(15,700)	(1,703)	(13,997)
Deutsche Bank AG	03/20/13	100	5.00%	Caesar’s Entertainment	17.998%	(16,329)	(1,283)	(15,046)
Deutsche Bank AG	09/20/13	200	5.00%	Clear Channel Communications	14.074%	(31,187)	(8,138)	(23,049)
Deutsche Bank AG	09/20/14	120	5.00%	Clear Channel Communications	20.485%	(42,587)	(4,862)	(37,725)
Deutsche Bank AG	06/20/13	150	5.00%	Dynegy Holdings, Inc.	29.022%	(39,470)	(5,090)	(34,380)
Deutsche Bank AG	06/20/13	100	5.00%	Dynegy Holdings, Inc.	29.022%	(26,313)	(4,242)	(22,071)
Deutsche Bank AG	06/20/13	60	5.00%	Dynegy Holdings, Inc.	29.022%	(15,788)	(2,194)	(13,594)
Deutsche Bank AG	06/20/13	60	5.00%	Dynegy Holdings, Inc.	29.022%	(15,788)	(2,333)	(13,455)
Deutsche Bank AG	06/20/14	100	5.00%	Dynegy Holdings, Inc.	24.392%	(29,322)	(6,673)	(22,649)
Deutsche Bank AG	12/25/11	50	5.00%	Eastman Kodak Co.	116.322%	(10,581)	(4,742)	(5,839)
Deutsche Bank AG	12/25/11	50	5.00%	Eastman Kodak Co.	116.322%	(10,567)	(8,528)	(2,039)
Deutsche Bank AG	09/20/12	100	5.00%	Eastman Kodak Co.	102.287%	(51,433)	(7,460)	(43,973)
Deutsche Bank AG	09/20/12	100	5.00%	Eastman Kodak Co.	102.287%	(51,433)	(6,911)	(44,522)
Deutsche Bank AG	09/20/12	50	5.00%	Eastman Kodak Co.	102.287%	(25,717)	(7,805)	(17,912)
Deutsche Bank AG	12/20/12	50	5.00%	Eastman Kodak Co.	92.819%	(26,484)	(22,028)	(4,456)
Deutsche Bank AG	06/20/13	100	5.00%	Eastman Kodak Co.	81.790%	(56,341)	(7,333)	(49,008)
Deutsche Bank AG	06/20/13	100	5.00%	Eastman Kodak Co.	81.790%	(56,341)	(7,343)	(48,998)
Deutsche Bank AG	06/20/13	100	5.00%	Eastman Kodak Co.	81.790%	(56,341)	(7,353)	(48,988)
Deutsche Bank AG	06/20/13	50	5.00%	Eastman Kodak Co.	81.790%	(28,171)	(4,382)	(23,789)
Deutsche Bank AG	06/20/13	50	5.00%	Eastman Kodak Co.	81.790%	(28,171)	(4,627)	(23,544)
Deutsche Bank AG	06/20/13	50	5.00%	Eastman Kodak Co.	81.790%	(28,171)	(4,689)	(23,482)
Deutsche Bank AG	03/20/14	250	5.00%	Eastman Kodak Co.	72.835%	(150,364)	(8,872)	(141,492)
Deutsche Bank AG	03/20/14	140	5.00%	Eastman Kodak Co.	72.835%	(84,204)	(8,320)	(75,884)
Deutsche Bank AG	03/20/14	100	5.00%	Eastman Kodak Co.	72.835%	(60,146)	(5,937)	(54,209)
Deutsche Bank AG	03/20/14	100	5.00%	Eastman Kodak Co.	72.835%	(60,146)	(5,152)	(54,994)

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Credit default swap agreements outstanding at September 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at September 30, 2011(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (cont’d.)
Deutsche Bank AG	03/20/14	$30	5.00%	Eastman Kodak Co.	72.835%	$(18,044)	$(2,647)	$(15,397)
Deutsche Bank AG	03/20/14	30	5.00%	Eastman Kodak Co.	72.835%	(18,044)	(2,649)	(15,395)
Deutsche Bank AG	06/20/14	170	5.00%	Eastman Kodak Co.	70.783%	(103,904)	(20,515)	(83,389)
Deutsche Bank AG	06/20/14	170	5.00%	Eastman Kodak Co.	70.783%	(103,904)	(22,191)	(81,713)
Deutsche Bank AG	06/20/14	150	5.00%	Eastman Kodak Co.	70.783%	(91,680)	(23,423)	(68,257)
Deutsche Bank AG	06/20/14	100	5.00%	Eastman Kodak Co.	70.783%	(61,120)	(12,480)	(48,640)
Deutsche Bank AG	12/20/11	400	5.00%	Energy Future Holdings	17.205%	(9,980)	(2,122)	(7,858)
Deutsche Bank AG	12/20/11	50	5.00%	K. Hovnanian Enterprises	20.519%	(1,607)	(2,152)	545
Deutsche Bank AG	06/20/13	150	5.00%	K. Hovnanian Enterprises	31.600%	(52,338)	(18,005)	(34,333)
Deutsche Bank AG	06/20/13	100	5.00%	K. Hovnanian Enterprises	31.600%	(34,892)	(3,123)	(31,769)
Deutsche Bank AG	06/20/13	100	5.00%	K. Hovnanian Enterprises	31.600%	(34,892)	(14,891)	(20,001)
Deutsche Bank AG	06/20/13	50	5.00%	K. Hovnanian Enterprises	31.600%	(17,446)	(5,796)	(11,650)
Deutsche Bank AG	06/20/13	50	5.00%	K. Hovnanian Enterprises	31.600%	(17,446)	(6,429)	(11,017)
Deutsche Bank AG	06/20/13	50	5.00%	K. Hovnanian Enterprises	31.600%	(17,446)	(6,230)	(11,216)
Deutsche Bank AG	06/20/13	50	5.00%	K. Hovnanian Enterprises	31.600%	(17,446)	(7,474)	(9,972)
Deutsche Bank AG	06/20/13	50	5.00%	K. Hovnanian Enterprises	31.600%	(17,446)	(5,344)	(12,102)
Deutsche Bank AG	06/20/13	50	5.00%	K. Hovnanian Enterprises	31.600%	(17,446)	(7,446)	(10,000)
Deutsche Bank AG	09/20/13	50	5.00%	K. Hovnanian Enterprises	32.265%	(19,498)	(8,675)	(10,823)
Deutsche Bank AG	09/20/13	50	5.00%	K. Hovnanian Enterprises	32.265%	(19,498)	(8,316)	(11,182)
Deutsche Bank AG	09/20/13	50	5.00%	K. Hovnanian Enterprises	32.265%	(19,498)	(8,038)	(11,460)
Deutsche Bank AG	03/20/14	400	5.00%	K. Hovnanian Enterprises	32.819%	(180,854)	(20,430)	(160,424)
Deutsche Bank AG	03/20/14	300	5.00%	K. Hovnanian Enterprises	32.819%	(135,641)	(14,278)	(121,363)
Deutsche Bank AG	03/20/14	150	5.00%	K. Hovnanian Enterprises	32.819%	(67,820)	(6,740)	(61,080)
Deutsche Bank AG	06/20/14	100	5.00%	K. Hovnanian Enterprises	32.863%	(47,630)	(16,712)	(30,918)
Deutsche Bank AG	06/20/14	50	5.00%	K. Hovnanian Enterprises	32.863%	(23,815)	(8,578)	(15,237)
Deutsche Bank AG	06/20/14	50	5.00%	K. Hovnanian Enterprises	32.863%	(23,815)	(9,347)	(14,468)
Deutsche Bank AG	03/20/13	250	5.00%	Liz Claiborne, Inc.	8.256%	(10,545)	(4,341)	(6,204)
Deutsche Bank AG	03/20/13	100	5.00%	Liz Claiborne, Inc.	8.256%	(4,218)	(1,741)	(2,477)
Deutsche Bank AG	06/20/13	250	5.00%	Liz Claiborne, Inc.	8.288%	(12,335)	447	(12,782)
Deutsche Bank AG	09/20/13	100	5.00%	Liz Claiborne, Inc.	8.311%	(5,625)	(5,256)	(369)
Deutsche Bank AG	09/20/13	100	5.00%	Liz Claiborne, Inc.	8.311%	(5,625)	(5,518)	(107)
Deutsche Bank AG	03/20/14	110	5.00%	Liz Claiborne, Inc.	8.378%	(7,685)	(3,745)	(3,940)
Deutsche Bank AG	06/20/14	100	5.00%	Liz Claiborne, Inc.	8.418%	(7,675)	(3,872)	(3,803)

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Credit default swap agreements outstanding at September 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at September 30, 2011(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (cont’d.)
Deutsche Bank AG	09/20/12	$120	5.00%	MBIA Global Funding LLC	30.408%	$(24,389)	$(25,792)	$1,403
Deutsche Bank AG	12/20/12	120	5.00%	MBIA Global Funding LLC	32.296%	(30,998)	(24,493)	(6,505)
Deutsche Bank AG	12/20/12	50	5.00%	MBIA Global Funding LLC	32.296%	(12,916)	(10,446)	(2,470)
Deutsche Bank AG	12/20/12	120	5.00%	McClatchy Corp.	10.668%	(7,548)	(1,319)	(6,229)
Deutsche Bank AG	12/20/12	50	5.00%	McClatchy Corp.	10.668%	(3,145)	(555)	(2,590)
Deutsche Bank AG	12/20/13	120	5.00%	McClatchy Corp.	14.173%	(20,474)	(5,487)	(14,987)
Deutsche Bank AG	12/20/13	120	5.00%	McClatchy Corp.	14.173%	(20,474)	(4,897)	(15,577)
Deutsche Bank AG	03/20/15	120	5.00%	McClatchy Corp.	17.568%	(37,781)	(5,018)	(32,763)
Deutsche Bank AG	03/20/15	100	5.00%	McClatchy Corp.	17.568%	(31,484)	(4,576)	(26,908)
Deutsche Bank AG	12/20/12	120	5.00%	Realogy Corp.	13.881%	(11,407)	(8,467)	(2,940)
Deutsche Bank AG	06/20/13	50	5.00%	Realogy Corp.	16.336%	(8,105)	(236)	(7,869)
Deutsche Bank AG	12/20/13	200	5.00%	Realogy Corp.	17.626%	(43,668)	(6,350)	(37,318)
Deutsche Bank AG	06/20/14	200	5.00%	Realogy Corp.	18.609%	(53,760)	(8,166)	(45,594)
Deutsche Bank AG	06/20/14	50	5.00%	Realogy Corp.	18.609%	(13,440)	(2,050)	(11,390)
Deutsche Bank AG	09/20/14	100	5.00%	Realogy Corp.	18.966%	(29,076)	(4,885)	(24,191)
Deutsche Bank AG	12/20/13	280	5.00%	Rite Aid Corp.	9.608%	(24,570)	(11,728)	(12,842)
Deutsche Bank AG	12/20/13	250	5.00%	Rite Aid Corp.	9.608%	(21,938)	(9,774)	(12,164)
Deutsche Bank AG	12/20/13	220	5.00%	Rite Aid Corp.	9.608%	(19,305)	(10,530)	(8,775)
Deutsche Bank AG	12/20/13	170	5.00%	Rite Aid Corp.	9.608%	(14,918)	(6,095)	(8,823)
Deutsche Bank AG	12/20/13	120	5.00%	Rite Aid Corp.	9.608%	(10,530)	(7,162)	(3,368)
Deutsche Bank AG	03/20/14	750	5.00%	Rite Aid Corp.	9.999%	(77,964)	(40,393)	(37,571)
Deutsche Bank AG	03/20/14	50	5.00%	Rite Aid Corp.	9.999%	(5,198)	(2,371)	(2,827)
Deutsche Bank AG	12/20/15	120	5.00%	SuperValu, Inc.	8.734%	(14,781)	(4,612)	(10,169)
Deutsche Bank AG	12/20/11	350	5.00%	Texas Competitive	23.323%	(13,356)	(2,836)	(10,520)
Deutsche Bank AG	12/20/11	100	5.00%	Texas Competitive	23.323%	(3,816)	(4,265)	449
Deutsche Bank AG	12/20/11	50	5.00%	Texas Competitive	23.323%	(1,908)	(2,241)	333
Deutsche Bank AG	12/20/11	50	5.00%	Texas Competitive	23.323%	(1,908)	(1,901)	(7)
Deutsche Bank AG	06/20/12	200	5.00%	Texas Competitive	23.332%	(23,944)	(3,394)	(20,550)
Deutsche Bank AG	06/20/12	60	5.00%	Texas Competitive	23.332%	(7,183)	(2,150)	(5,033)
Deutsche Bank AG	06/20/12	50	5.00%	Texas Competitive	23.332%	(5,986)	(1,745)	(4,241)
Deutsche Bank AG	06/20/12	50	5.00%	Texas Competitive	23.332%	(5,986)	(814)	(5,172)
Deutsche Bank AG	09/20/12	100	5.00%	Texas Competitive	24.635%	(16,739)	(6,438)	(10,301)
Deutsche Bank AG	09/20/12	100	5.00%	Texas Competitive	24.635%	(16,739)	(6,637)	(10,102)
Deutsche Bank AG	09/20/12	100	5.00%	Texas Competitive	24.635%	(16,712)	(5,322)	(11,390)
Deutsche Bank AG	09/20/12	50	5.00%	Texas Competitive	24.635%	(8,370)	(4,266)	(4,104)
Morgan Stanley	09/20/16	100	5.00%	Block Financial LLC	5.048%	(21)	2,171	(2,192)
Morgan Stanley	06/20/14	220	5.00%	Boyd Gaming Corp.	13.053%	(38,772)	(3,126)	(35,646)
Morgan Stanley	03/20/12	50	5.00%	Caesar’s Entertainment	0.000%	(2,161)	(2,528)	367
Morgan Stanley	03/20/13	100	5.00%	Caesar’s Entertainment	17.998%	(16,329)	(1,740)	(14,589)
Morgan Stanley	03/20/13	100	5.00%	Caesar’s Entertainment	17.998%	(16,329)	(1,463)	(14,866)
Morgan Stanley	03/20/13	70	5.00%	Caesar’s Entertainment	17.998%	(11,430)	(1,287)	(10,143)
Morgan Stanley	03/20/13	30	5.00%	Caesar’s Entertainment	17.998%	(4,899)	(662)	(4,237)
Morgan Stanley	06/20/13	50	5.00%	Clear Channel Communications	13.296%	(6,362)	(339)	(6,023)

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Credit default swap agreements outstanding at September 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at September 30, 2011(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (cont’d.)
Morgan Stanley	03/20/14	$120	5.00%	Clear Channel Communications	17.139%	$(29,763)	$(5,617)	$(24,146)
Morgan Stanley	06/20/14	220	5.00%	Clear Channel Communications	19.034%	(67,220)	(7,884)	(59,336)
Morgan Stanley	09/20/14	120	5.00%	Clear Channel Communications	20.485%	(42,587)	(4,300)	(38,287)
Morgan Stanley	09/20/14	120	5.00%	Clear Channel Communications	20.485%	(42,587)	(4,733)	(37,854)
Morgan Stanley	12/20/11	100	5.00%	Dynegy Holdings, Inc.	41.182%	(7,364)	(5,559)	(1,805)
Morgan Stanley	12/20/11	50	5.00%	Dynegy Holdings, Inc.	41.182%	(3,682)	(1,835)	(1,847)
Morgan Stanley	06/20/13	250	5.00%	Dynegy Holdings, Inc.	29.022%	(65,783)	(5,454)	(60,329)
Morgan Stanley	06/20/13	120	5.00%	Dynegy Holdings, Inc.	29.022%	(31,576)	(2,829)	(28,747)
Morgan Stanley	06/20/13	100	5.00%	Dynegy Holdings, Inc.	29.022%	(26,313)	(3,398)	(22,915)
Morgan Stanley	06/20/13	100	5.00%	Dynegy Holdings, Inc.	29.022%	(26,313)	(3,888)	(22,425)
Morgan Stanley	09/20/13	50	5.00%	Dynegy Holdings, Inc.	27.497%	(13,601)	(5,861)	(7,740)
Morgan Stanley	12/20/11	100	5.00%	Eastman Kodak Co.	116.322%	(21,162)	(3,114)	(18,048)
Morgan Stanley	12/20/11	100	5.00%	Eastman Kodak Co.	116.322%	(21,162)	(3,191)	(17,971)
Morgan Stanley	12/20/11	100	5.00%	Eastman Kodak Co.	116.322%	(21,162)	(3,478)	(17,684)
Morgan Stanley	12/20/11	50	5.00%	Eastman Kodak Co.	116.322%	(10,581)	(1,162)	(9,419)
Morgan Stanley	09/20/12	100	5.00%	Eastman Kodak Co.	102.287%	(51,433)	(13,849)	(37,584)
Morgan Stanley	09/20/12	50	5.00%	Eastman Kodak Co.	102.287%	(25,717)	(7,173)	(18,544)
Morgan Stanley	09/20/12	50	5.00%	Eastman Kodak Co.	102.287%	(25,717)	(6,005)	(19,712)
Morgan Stanley	09/20/12	50	5.00%	Eastman Kodak Co.	102.287%	(25,717)	(4,948)	(20,769)
Morgan Stanley	09/20/12	50	5.00%	Eastman Kodak Co.	102.287%	(25,717)	(4,586)	(21,131)
Morgan Stanley	12/20/12	100	5.00%	Eastman Kodak Co.	92.819%	(52,996)	(9,086)	(43,910)
Morgan Stanley	12/20/12	50	5.00%	Eastman Kodak Co.	92.819%	(26,498)	(4,543)	(21,955)
Morgan Stanley	12/20/12	50	5.00%	Eastman Kodak Co.	92.819%	(26,498)	(21,278)	(5,220)
Morgan Stanley	12/20/12	50	5.00%	Eastman Kodak Co.	92.819%	(26,498)	(21,121)	(5,377)
Morgan Stanley	12/20/13	170	5.00%	Eastman Kodak Co.	75.266%	(100,471)	(6,130)	(94,341)
Morgan Stanley	03/20/14	100	5.00%	Eastman Kodak Co.	72.835%	(60,146)	(5,152)	(54,994)
Morgan Stanley	03/20/14	100	5.00%	Eastman Kodak Co.	72.835%	(60,146)	(4,867)	(55,279)
Morgan Stanley	03/20/14	70	5.00%	Eastman Kodak Co.	72.835%	(42,102)	(6,325)	(35,777)
Morgan Stanley	03/20/14	30	5.00%	Eastman Kodak Co.	72.835%	(18,044)	(1,634)	(16,410)
Morgan Stanley	12/20/11	100	5.00%	K. Hovnanian Enterprises	20.519%	(3,215)	(3,029)	(186)
Morgan Stanley	12/20/11	50	5.00%	K. Hovnanian Enterprises	20.519%	(1,607)	(1,478)	(129)
Morgan Stanley	12/20/11	50	5.00%	K. Hovnanian Enterprises	20.519%	(1,607)	(1,617)	10
Morgan Stanley	12/20/11	50	5.00%	K. Hovnanian Enterprises	20.519%	(1,607)	(2,069)	462
Morgan Stanley	09/20/12	50	5.00%	K. Hovnanian Enterprises	26.246%	(9,120)	(2,486)	(6,634)
Morgan Stanley	03/20/13	200	5.00%	K. Hovnanian Enterprises	30.689%	(60,508)	(8,870)	(51,638)

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Credit default swap agreements outstanding at September 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at September 30, 2011(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (cont’d.)
Morgan Stanley	09/20/12	$150	5.00%	MBIA Global Funding LLC	30.408%	$(30,457)	$(18,537)	$(11,920)
Morgan Stanley	12/20/12	50	5.00%	McClatchy Corp.	10.668%	(3,145)	(296)	(2,849)
Morgan Stanley	12/20/12	50	5.00%	McClatchy Corp.	10.668%	(3,145)	(194)	(2,951)
Morgan Stanley	12/20/13	200	5.00%	McClatchy Corp.	14.173%	(34,124)	(7,744)	(26,380)
Morgan Stanley	06/20/14	190	5.00%	McClatchy Corp.	15.901%	(44,647)	(893)	(43,754)
Morgan Stanley	06/20/14	50	5.00%	McClatchy Corp.	15.901%	(11,749)	(1,863)	(9,886)
Morgan Stanley	06/20/14	50	5.00%	McClatchy Corp.	15.901%	(11,749)	(2,608)	(9,141)
Morgan Stanley	12/20/12	120	5.00%	Realogy Corp.	13.881%	(11,407)	(4,035)	(7,372)
Morgan Stanley	12/20/12	120	5.00%	Realogy Corp.	13.881%	(11,407)	(4,405)	(7,002)
Morgan Stanley	12/20/13	120	5.00%	Realogy Corp.	17.626%	(26,201)	(11,481)	(14,720)
Morgan Stanley	12/20/16	200	1.00%	Republic of Italy	4.698%	(31,423)	(36,870)	5,447
Morgan Stanley	03/20/16	120	5.00%	SuperValu, Inc.	8.888%	(16,017)	(8,826)	(7,191)
Morgan Stanley	03/20/16	70	5.00%	SuperValu, Inc.	8.888%	(9,343)	(6,266)	(3,077)
Morgan Stanley	03/20/12	220	5.00%	Texas Competitive	23.328%	(17,638)	(15,113)	(2,525)
Morgan Stanley	03/20/12	200	5.00%	Texas Competitive	23.328%	(16,035)	(2,512)	(13,523)
Morgan Stanley	06/20/12	100	5.00%	Texas Competitive	23.332%	(11,972)	(1,419)	(10,553)
Royal Bank of Scotland Group PLC	03/20/13	130	5.00%	Caesar’s Entertainment	17.998%	(21,227)	(1,466)	(19,761)
Royal Bank of Scotland Group PLC	03/20/13	100	5.00%	Caesar’s Entertainment	17.998%	(16,329)	(1,771)	(14,558)
Royal Bank of Scotland Group PLC	03/20/13	100	5.00%	Caesar’s Entertainment	17.998%	(16,329)	(1,308)	(15,021)
Royal Bank of Scotland Group PLC	03/20/13	60	5.00%	Caesar’s Entertainment	17.998%	(9,797)	(1,134)	(8,663)
Royal Bank of Scotland Group PLC	06/20/13	150	5.00%	Clear Channel Communications	13.296%	(19,085)	424	(19,509)
Royal Bank of Scotland Group PLC	09/20/13	100	5.00%	Dynegy Holdings, Inc.	27.497%	(27,202)	(14,067)	(13,135)
Royal Bank of Scotland Group PLC	03/20/14	50	5.00%	Eastman Kodak Co.	72.835%	(30,073)	(3,872)	(26,201)
Royal Bank of Scotland Group PLC	09/20/12	50	5.00%	K. Hovnanian Enterprises	26.246%	(9,120)	(8,742)	(378)
Royal Bank of Scotland Group PLC	12/20/12	50	5.00%	MBIA Global Funding LLC	32.296%	(13,277)	(10,387)	(2,890)
Royal Bank of Scotland Group PLC	12/20/12	50	5.00%	MBIA Global Funding LLC	32.296%	(12,916)	(11,528)	(1,388)
UBS AG	03/20/13	50	5.00%	Block Financial LLC	3.437%	1,210	126	1,084
UBS AG	12/20/16	850	5.00%	Block Financial LLC	5.120%	(2,868)	1,318	(4,186)
UBS AG	09/20/14	250	5.00%	Clear Channel Communications	20.485%	(88,723)	(9,229)	(79,494)
UBS AG	09/20/14	100	5.00%	Clear Channel Communications	20.485%	(35,489)	(8,164)	(27,325)

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Credit default swap agreements outstanding at September 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at September 30, 2011(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (cont’d.)
UBS AG	12/20/16	$100	5.00%	Cooper Tire & Rubber Co.	7.056%	$(8,209)	$(5,950)	$(2,259)
UBS AG	12/20/16	100	5.00%	Cooper Tire & Rubber Co.	7.056%	(6,901)	(7,082)	181
UBS AG	12/20/11	100	5.00%	Dynegy Holdings, Inc.	41.182%	(7,364)	(3,670)	(3,694)
UBS AG	12/20/11	100	5.00%	Dynegy Holdings, Inc.	41.182%	(7,364)	(8,086)	722
UBS AG	12/20/11	50	5.00%	Dynegy Holdings, Inc.	41.182%	(3,682)	(2,298)	(1,384)
UBS AG	12/20/11	50	5.00%	Dynegy Holdings, Inc.	41.182%	(3,682)	(1,716)	(1,966)
UBS AG	06/20/13	180	5.00%	Dynegy Holdings, Inc.	29.022%	(47,364)	(4,656)	(42,708)
UBS AG	06/20/13	150	5.00%	Dynegy Holdings, Inc.	29.022%	(39,470)	(3,614)	(35,856)
UBS AG	06/20/13	60	5.00%	Dynegy Holdings, Inc.	29.022%	(15,788)	(1,354)	(14,434)
UBS AG	09/20/13	50	5.00%	Dynegy Holdings, Inc.	27.497%	(13,601)	(5,917)	(7,684)
UBS AG	09/20/13	50	5.00%	Dynegy Holdings, Inc.	27.497%	(13,601)	(5,917)	(7,684)
UBS AG	09/20/13	50	5.00%	Dynegy Holdings, Inc.	27.497%	(13,601)	(5,411)	(8,190)
UBS AG	09/20/12	150	5.00%	Eastman Kodak Co.	102.287%	(77,150)	(15,707)	(61,443)
UBS AG	03/20/13	100	5.00%	Eastman Kodak Co.	86.559%	(54,733)	(43,285)	(11,448)
UBS AG	06/20/13	50	5.00%	Eastman Kodak Co.	81.790%	(28,171)	(4,933)	(23,238)
UBS AG	12/20/13	120	5.00%	Eastman Kodak Co.	75.266%	(70,920)	(4,448)	(66,472)
UBS AG	03/20/14	250	5.00%	Eastman Kodak Co.	72.835%	(150,364)	(11,897)	(138,467)
UBS AG	06/20/14	230	5.00%	Eastman Kodak Co.	70.783%	(140,576)	(29,543)	(111,033)
UBS AG	06/20/14	90	5.00%	Eastman Kodak Co.	70.783%	(55,008)	(10,413)	(44,595)
UBS AG	12/20/12	450	5.00%	First Data Corp.	8.566%	(17,766)	(3,949)	(13,817)
UBS AG	12/20/12	120	5.00%	First Data Corp.	8.566%	(4,738)	(1,418)	(3,320)
UBS AG	12/20/16	650	1.00%	Freeport-McMoRan	2.364%	(42,265)	(23,785)	(18,480)
UBS AG	06/20/14	450	5.00%	Gannett Co., Inc.	4.312%	8,620	38,838	(30,218)
UBS AG	12/20/11	50	5.00%	K. Hovnanian Enterprises	20.519%	(1,607)	(2,109)	502
UBS AG	09/20/12	50	5.00%	K. Hovnanian Enterprises	26.246%	(9,120)	(5,127)	(3,993)
UBS AG	09/20/12	50	5.00%	K. Hovnanian Enterprises	26.246%	(9,120)	(6,438)	(2,682)
UBS AG	06/20/13	50	5.00%	K. Hovnanian Enterprises	31.600%	(17,446)	(7,200)	(10,246)
UBS AG	06/20/13	50	5.00%	K. Hovnanian Enterprises	31.600%	(17,446)	(7,677)	(9,769)
UBS AG	03/20/14	300	5.00%	K. Hovnanian Enterprises	32.819%	(135,641)	(12,260)	(123,381)
UBS AG	03/20/14	120	5.00%	K. Hovnanian Enterprises	32.819%	(54,256)	(10,925)	(43,331)
UBS AG	03/20/14	120	5.00%	K. Hovnanian Enterprises	32.819%	(54,256)	(5,922)	(48,334)
UBS AG	03/20/14	100	5.00%	K. Hovnanian Enterprises	32.819%	(45,214)	(8,433)	(36,781)

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Credit default swap agreements outstanding at September 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at September 30, 2011(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (cont’d.)
UBS AG	03/20/14	$100	5.00%	K. Hovnanian Enterprises	32.819%	$(45,214)	$(8,417)	$(36,797)
UBS AG	03/20/14	100	5.00%	K. Hovnanian Enterprises	32.819%	(45,214)	(3,938)	(41,276)
UBS AG	03/20/14	100	5.00%	K. Hovnanian Enterprises	32.819%	(45,214)	(4,090)	(41,124)
UBS AG	03/20/14	20	5.00%	K. Hovnanian Enterprises	32.819%	(9,043)	(2,115)	(6,928)
UBS AG	06/20/14	200	5.00%	K. Hovnanian Enterprises	32.863%	(95,260)	(29,761)	(65,499)
UBS AG	06/20/14	100	5.00%	K. Hovnanian Enterprises	32.863%	(47,630)	(13,339)	(34,291)
UBS AG	06/20/13	420	5.00%	Lennar Corp.	0.000%	10,457	21,700	(11,243)
UBS AG	06/20/13	120	5.00%	Level 3 Communications	6.802%	(3,290)	(6,569)	3,279
UBS AG	03/20/14	100	5.00%	Level 3 Communications	7.806%	(6,064)	(4,306)	(1,758)
UBS AG	03/20/14	100	5.00%	Level 3 Communications	7.806%	(6,064)	(4,734)	(1,330)
UBS AG	03/20/14	30	5.00%	Level 3 Communications	7.806%	(1,819)	(627)	(1,192)
UBS AG	03/20/15	50	5.00%	Level 3 Communications	9.071%	(5,842)	(5,190)	(652)
UBS AG	03/20/13	260	5.00%	Liz Claiborne, Inc.	8.256%	(10,967)	(4,526)	(6,441)
UBS AG	03/20/14	550	5.00%	Liz Claiborne, Inc.	8.378%	(38,425)	(15,753)	(22,672)
UBS AG	12/20/16	450	1.00%	Macy’s Retail Holdings, Inc.	1.650%	(13,601)	(14,173)	572
UBS AG	09/20/12	150	5.00%	MBIA Global Funding LLC	31.274%	(30,457)	(20,182)	(10,275)
UBS AG	09/20/12	50	5.00%	MBIA Global Funding LLC	30.408%	(10,152)	(6,797)	(3,355)
UBS AG	12/20/12	120	5.00%	MBIA Global Funding LLC	32.296%	(30,998)	(23,535)	(7,463)
UBS AG	12/20/12	50	5.00%	McClatchy Corp.	10.668%	(3,145)	(550)	(2,595)
UBS AG	06/20/14	450	5.00%	McClatchy Corp.	15.901%	(105,744)	(4,041)	(101,703)
UBS AG	06/20/14	300	5.00%	McClatchy Corp.	15.901%	(70,496)	(1,978)	(68,518)
UBS AG	06/20/14	150	5.00%	McClatchy Corp.	15.901%	(35,248)	(3,893)	(31,355)
UBS AG	06/20/14	50	5.00%	McClatchy Corp.	15.901%	(11,749)	(1,824)	(9,925)
UBS AG	12/20/11	120	5.00%	Realogy Corp.	13.875%	(2,124)	(914)	(1,210)
UBS AG	12/20/12	120	5.00%	Realogy Corp.	13.881%	(11,407)	(4,564)	(6,843)
UBS AG	06/20/13	50	5.00%	Realogy Corp.	16.336%	(8,105)	(225)	(7,880)
UBS AG	12/20/13	120	5.00%	Realogy Corp.	17.626%	(26,201)	(11,656)	(14,545)
UBS AG	06/20/14	50	5.00%	Realogy Corp.	18.609%	(13,440)	(1,983)	(11,457)
UBS AG	06/20/14	50	5.00%	Realogy Corp.	18.609%	(13,440)	(1,597)	(11,843)
UBS AG	12/20/13	120	5.00%	Rite Aid Corp.	9.608%	(10,530)	(5,744)	(4,786)
UBS AG	12/20/13	50	5.00%	Rite Aid Corp.	9.608%	(4,388)	(1,716)	(2,672)
UBS AG	03/20/14	70	5.00%	Rite Aid Corp.	9.999%	(7,277)	(3,452)	(3,825)
UBS AG	12/20/15	290	5.00%	SuperValu, Inc.	8.734%	(35,720)	(15,279)	(20,441)
UBS AG	12/20/15	120	5.00%	SuperValu, Inc.	8.734%	(14,781)	(7,361)	(7,420)
UBS AG	12/20/15	120	5.00%	SuperValu, Inc.	8.734%	(14,781)	(4,612)	(10,169)
UBS AG	12/20/15	120	5.00%	SuperValu, Inc.	8.734%	(14,781)	(3,970)	(10,811)
UBS AG	12/20/15	120	5.00%	SuperValu, Inc.	8.734%	(14,781)	(5,416)	(9,365)
UBS AG	03/20/16	170	5.00%	SuperValu, Inc.	8.888%	(22,690)	(11,714)	(10,976)

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Credit default swap agreements outstanding at September 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at September 30, 2011(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (cont’d.)
UBS AG	03/20/16	$100	5.00%	SuperValu, Inc.	8.888%	$(13,347)	$(10,162)	$(3,185)
UBS AG	03/20/12	100	5.00%	Texas Competitive	23.328%	(8,017)	(4,645)	(3,372)
UBS AG	06/20/12	60	5.00%	Texas Competitive	23.332%	(7,183)	(1,481)	(5,702)

						$(9,786,375)	$(2,310,514)	$(7,475,861)

The Portfolio entered into credit default swap agreements on corporate issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps – Buy Protection(2):
Barclays Bank PLC	09/20/16	$200	1.00%	Aetna, Inc.	$(3,045)	$(1,790)	$(1,255)
Barclays Bank PLC	09/20/16	200	1.00%	Aetna, Inc.	(3,045)	(1,790)	(1,255)
Barclays Bank PLC	12/20/13	50	5.00%	Ally Financial, Inc.	2,627	2,028	599
Barclays Bank PLC	12/20/16	1,500	5.00%	CDX.EM.16.V1	(92,099)	(115,741)	23,642
Barclays Bank PLC	12/13/49	250	0.27%	CMBX.NA.AA.3.V1	169,034	136,691	32,343
Barclays Bank PLC	12/20/16	450	1.00%	Darden Restaurants, Inc.	9,296	9,908	(612)
Barclays Bank PLC	12/20/16	400	1.00%	Home Depot, Inc.	(5,498)	(4,965)	(533)
Barclays Bank PLC	06/20/13	100	5.00%	K. Hovnanian Enterprises	34,892	5,409	29,483
Barclays Bank PLC	06/20/13	100	5.00%	K. Hovnanian Enterprises	34,892	6,230	28,662
Barclays Bank PLC	09/20/16	150	5.00%	Pulte Group, Inc.	6,969	6,736	233
Barclays Bank PLC	09/20/16	50	5.00%	Pulte Group, Inc.	2,323	2,430	(107)
BNP Paribas Bank	09/20/16	100	5.00%	Belo Corp.	373	(7,453)	7,826
BNP Paribas Bank	12/20/16	500	1.00%	Computer Sciences Corp.	40,504	34,973	5,531
BNP Paribas Bank	06/20/16	200	5.00%	Gannett Co., Inc.	4,531	(17,065)	21,596
BNP Paribas Bank	06/20/16	100	5.00%	Gannett Co., Inc.	2,265	(8,093)	10,358
BNP Paribas Bank	12/20/16	50	5.00%	MGM Resorts International	10,441	10,453	(12)
BNP Paribas Bank	09/20/16	100	1.00%	XL Group PLC	4,903	3,802	1,101
Citigroup, Inc.	09/20/16	100	5.00%	Beazer Homes USA	32,322	16,967	15,355
Citigroup, Inc.	12/20/16	1,350	0.25%	Bundesrepub. Deutschland	58,863	48,364	10,499
Citigroup, Inc.	12/20/16	400	0.25%	Bundesrepub. Deutschland	17,441	14,016	3,425
Citigroup, Inc.	06/20/16	400	1.00%	CDX.MCDX.NA.16-V1	14,827	5,943	8,884
Citigroup, Inc.	10/25/42	120	1.34%	CMBX.NA.BBB	101,572	85,296	16,276
Citigroup, Inc.	02/17/49	350	5.00%	CMBX.NA.BBB.4.V1	299,518	270,612	28,906
Citigroup, Inc.	09/20/16	250	1.00%	Federal Republic of Brazil	11,322	1,790	9,532
Citigroup, Inc.	09/20/16	150	5.00%	Genworth Financial, Inc.	17,472	5,860	11,612
Citigroup, Inc.	09/20/16	100	1.00%	Hartford Financial Services Group	14,362	4,828	9,534
Citigroup, Inc.	12/20/16	50	5.00%	iStar Financial, Inc.	9,118	8,528	590
Citigroup, Inc.	09/20/16	200	1.00%	Peoples’ Republic of China	8,764	2,274	6,490
Citigroup, Inc.	09/20/16	200	1.00%	United Kingdom Treasury	(912)	(1,838)	926
Citigroup, Inc.	09/20/16	250	1.00%	United Mexican States	11,251	1,199	10,052
Credit Suisse First Boston	12/20/17	950	0.80%	CDX.IG.9.V1	45,576	25,540	20,036
Credit Suisse First Boston	12/20/17	250	0.80%	CDX.IG.9.V4	11,994	5,896	6,098
Credit Suisse First Boston	09/20/16	100	1.00%	Limited Brands, Inc.	6,620	7,392	(772)
Credit Suisse First Boston	09/20/16	100	1.00%	XL Group PLC	5,059	3,886	1,173

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Credit default swap agreements outstanding at September 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps – Buy Protection(2) (cont’d.)
Credit Suisse First Boston	09/20/16	$50	1.00%	XL Group PLC	$2,452	$2,010	$442
Credit Suisse First Boston	09/20/16	50	1.00%	XL Group PLC	2,452	1,835	617
Deutsche Bank AG	12/20/13	50	5.00%	Ally Financial, Inc.	2,627	2,028	599
Deutsche Bank AG	09/20/16	50	5.00%	Beazer Homes USA	16,161	16,910	(749)
Deutsche Bank AG	06/20/16	500	1.00%	CDX.MCDX.NA.16-V1	18,534	7,109	11,425
Deutsche Bank AG	06/20/16	450	1.00%	CDX.MCDX.NA.16-V1	16,681	5,169	11,512
Deutsche Bank AG	06/20/16	300	1.00%	CDX.MCDX.NA.16-V1	11,120	4,074	7,046
Deutsche Bank AG	06/20/16	250	1.00%	CDX.MCDX.NA.16-V1	9,267	3,460	5,807
Deutsche Bank AG	06/20/16	200	1.00%	CDX.MCDX.NA.16-V1	7,414	3,993	3,421
Deutsche Bank AG	06/20/16	200	1.00%	CDX.MCDX.NA.16-V1	7,414	4,286	3,128
Deutsche Bank AG	03/15/49	120	0.15%	CMBX.NA.AA.2.V1	61,481	47,084	14,397
Deutsche Bank AG	03/25/49	320	0.87%	CMBX.NA.BBB.2.V1	284,196	256,799	27,397
Deutsche Bank AG	06/20/16	120	5.00%	Eastman Kodak Co.	78,141	24,364	53,777
Deutsche Bank AG	06/20/16	50	5.00%	Eastman Kodak Co.	32,559	10,402	22,157
Deutsche Bank AG	06/20/16	50	5.00%	Eastman Kodak Co.	32,559	12,055	20,504
Deutsche Bank AG	09/20/16	100	5.00%	Genworth Financial, Inc.	11,648	4,275	7,373
Deutsche Bank AG	09/20/16	200	1.00%	Hartford Financial Services Group	28,724	9,743	18,981
Deutsche Bank AG	09/20/16	100	1.00%	Hartford Financial Services Group	14,362	7,296	7,066
Deutsche Bank AG	09/20/16	100	5.00%	Jones Group, Inc.	(2,910)	(3,683)	773
Deutsche Bank AG	09/20/16	50	5.00%	Jones Group, Inc.	(1,455)	(2,034)	579
Deutsche Bank AG	09/20/12	50	5.00%	K. Hovnanian Enterprises	9,120	2,424	6,696
Deutsche Bank AG	06/20/13	100	5.00%	K. Hovnanian Enterprises	34,892	8,433	26,459
Deutsche Bank AG	09/20/16	150	1.00%	Limited Brands, Inc.	9,930	11,088	(1,158)
Deutsche Bank AG	09/20/16	240	1.00%	Lincoln National Corp.	33,845	7,618	26,227
Deutsche Bank AG	09/20/16	150	5.00%	Pulte Group, Inc.	6,969	7,562	(593)
Deutsche Bank AG	12/20/16	50	5.00%	Rite Aid Corp.	12,880	12,778	102
Deutsche Bank AG	09/20/16	200	0.25%	U.S. Treasury	766	3,992	(3,226)
Deutsche Bank AG	09/20/16	250	1.00%	United Mexican States	11,251	1,199	10,052
Deutsche Bank AG	12/20/16	900	1.00%	United Mexican States	43,968	31,237	12,731
Deutsche Bank AG	09/20/16	100	1.00%	XL Group PLC	4,903	3,889	1,014
HSBC Bank USA	09/20/16	250	1.00%	United Mexican States	11,251	1,199	10,052
Morgan Stanley	09/20/16	100	1.00%	Alcoa, Inc.	12,854	9,713	3,141
Morgan Stanley	09/20/16	100	1.00%	Alcoa, Inc.	12,854	10,096	2,758
Morgan Stanley	09/20/13	50	5.00%	Beazer Homes USA	7,048	1,749	5,299
Morgan Stanley	12/20/16	200	1.00%	Bonos Y Oblig Del Estado	24,715	30,400	(5,685)
Morgan Stanley	12/20/16	200	5.00%	CDX.EM.16.V1	(12,280)	(14,189)	1,909
Morgan Stanley	12/20/16	200	5.00%	CDX.EM.16.V1	(12,308)	(14,489)	2,181
Morgan Stanley	12/20/17	450	0.80%	CDX.IG.9.V4	21,588	10,606	10,982
Morgan Stanley	12/20/17	400	0.80%	CDX.IG.9.V4	19,999	18,704	1,295
Morgan Stanley	03/15/49	250	0.15%	CMBX.NA.AA.2.V1	128,084	95,071	33,013
Morgan Stanley	03/25/49	130	0.15%	CMBX.NA.AA.2.V1	66,604	62,547	4,057
Morgan Stanley	03/25/49	30	0.15%	CMBX.NA.AA.2.V1	15,370	14,935	435
Morgan Stanley	12/13/49	120	0.27%	CMBX.NA.AA.3.V1	81,136	67,057	14,079
Morgan Stanley	03/15/49	290	1.09%	CMBX.NA.AJ.2.V1	98,618	35,364	63,254
Morgan Stanley	06/20/16	100	5.00%	Gannett Co., Inc.	2,265	(8,533)	10,798
Morgan Stanley	09/20/16	100	5.00%	Jones Group, Inc.	(2,910)	(3,146)	236
Morgan Stanley	09/20/16	250	1.00%	United Mexican States	11,251	1,316	9,935
Royal Bank of Scotland Group PLC	12/20/17	400	0.80%	CDX.IG.9.V4	19,190	18,503	687

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Credit default swap agreements outstanding at September 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps – Buy Protection(2) (cont’d.)
Royal Bank of Scotland Group PLC	12/20/13	$50	5.00%	MBIA Global Funding LLC	$19,174	$19,278	$(104)
UBS AG	12/20/16	650	1.00%	Alcoa, Inc.	90,072	67,700	22,372
UBS AG	03/20/14	50	5.00%	Ally Financial, Inc.	2,958	2,028	930
UBS AG	12/20/16	400	1.00%	Autozone, Inc.	(6,117)	(5,594)	(523)
UBS AG	09/20/16	100	5.00%	Beazer Homes USA	32,322	34,799	(2,477)
UBS AG	12/20/16	900	0.25%	Bundesrepub. Deutschland	39,242	31,645	7,597
UBS AG	12/20/16	900	5.00%	CDX.EM.16.V1	(55,259)	(78,985)	23,726
UBS AG	12/20/17	500	0.80%	CDX.IG.9.V1	23,987	12,648	11,339
UBS AG	12/20/17	900	0.80%	CDX.IG.9.V4	43,177	28,201	14,976
UBS AG	12/20/17	900	0.80%	CDX.IG.9.V4	43,177	30,940	12,237
UBS AG	09/20/16	250	1.00%	Federal Republic of Brazil	11,322	1,790	9,532
UBS AG	06/20/16	700	5.00%	Gannett Co., Inc.	15,857	(59,110)	74,967
UBS AG	06/20/16	280	5.00%	Gannett Co., Inc.	6,343	(23,447)	29,790
UBS AG	09/20/16	150	1.00%	Hartford Financial Services Group	21,543	8,096	13,447
UBS AG	09/20/16	100	1.00%	Hartford Financial Services Group	14,362	8,835	5,527
UBS AG	09/20/16	50	1.00%	International Paper Co.	1,384	2,358	(974)
UBS AG	06/20/13	200	5.00%	K. Hovnanian Enterprises	69,784	14,087	55,697
UBS AG	06/20/13	100	5.00%	K. Hovnanian Enterprises	34,892	5,713	29,179
UBS AG	06/20/16	200	5.00%	Lennar Corp.	5,146	(9,834)	14,980
UBS AG	12/20/16	450	1.00%	Limited Brands, Inc.	32,807	32,466	341
UBS AG	09/20/16	1,000	1.00%	Lincoln National Corp.	144,640	31,521	113,119
UBS AG	12/20/13	50	5.00%	MBIA Global Funding LLC	18,852	18,028	824
UBS AG	06/20/16	100	5.00%	MBIA Global Funding LLC	49,558	36,698	12,860
UBS AG	09/20/16	450	0.25%	U.S. Treasury	6,997	9,848	(2,851)
UBS AG	09/20/16	200	1.00%	United Kingdom Treasury	(912)	(1,982)	1,070

					$2,857,120	$1,630,341	$1,226,779

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	f the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	000000000000000	000000000000000	000000000000000
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$527,693,893	$241,882,026	$152,997
Preferred Stocks	6,784,665	1,944,153	—
Rights	13,254	—	—
Unaffiliated Mutual Funds	1,531,655	—	—
Warrants	192,510	—	—
Asset-Backed Securities	—	17,866,214	—
Bank Loans	—	8,092,632	—
Commercial Mortgage-Backed Securities	—	13,393,294	—
Convertible Bonds	—	3,039,180	—
Corporate Bonds	—	313,872,649	—
Foreign Government Bonds	—	27,178,125	—
Municipal Bonds	—	630,000	—
Residential Mortgage-Backed Securities	—	209,197,575	—
U.S. Government Agency Obligations	—	7,533,341	—
U.S. Government Mortgage-Backed Obligations	—	73,719,230	—
U.S. Treasury Obligations	—	148,159,235	—
Affiliated Money Market Mutual Fund	290,051,302	—	—
Option Purchased	8,003	—	—
Option Written	(5,009)	—	—
Short Sales – Common Stocks	(69,958,451)	(223,210)	—
Short Sales – Exchange Traded Funds	(4,898,585)	—	—
Short Sales – U.S. Government Mortgage-Backed Obligations	—	(3,944,031)	—
Other Financial Instruments*
Futures	4,713,887	—	—
Foreign Forward Currency Contracts	—	1,085,131	—
Interest Rate Swaps	—	74,914	—
Credit Default Swaps	—	(6,458,092)	—

Total	$756,127,124	$1,057,042,366	$152,997

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 12/31/10 was $850,707,272. $218,579,078 was transferred into Level 2 from Level 1 at 9/30/11 as a result of using third-party vendor modeling tools due to significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

AST JPMORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2011 categorized by risk exposure:

Derivative Fair Value at 9/30/11
Credit contracts	$(6,458,092)
Equity contracts	1,218,749
Foreign exchange contracts	1,085,131
Interest rate contracts	3,778,810

Total	$(375,402)

AST LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS
Aerospace & Defense — 4.4%
Boeing Co. (The)	155,864	$9,431,331
Embraer SA (Brazil), ADR	188,200	4,774,634
General Dynamics Corp.	158,804	9,034,360
Huntington Ingalls Industries, Inc.*	44,083	1,072,539
Lockheed Martin Corp.(a)	500,676	36,369,105
Northrop Grumman Corp.	229,900	11,991,584
United Technologies Corp.	373,484	26,278,334

		98,951,887

Auto Components — 0.7%
Johnson Controls, Inc.	286,300	7,549,731
Magna International, Inc. (Canada)	237,300	7,823,781

		15,373,512

Automobiles — 0.3%
Harley-Davidson, Inc.	169,100	5,805,203

Beverages — 0.7%
PepsiCo, Inc.	240,553	14,890,231

Biotechnology — 1.1%
Amgen, Inc.	399,952	21,977,362
Gilead Sciences, Inc.*	99,700	3,868,360

		25,845,722

Chemicals — 0.3%
Air Products & Chemicals, Inc.	96,221	7,348,398

Commercial Banks — 8.2%
Fifth Third Bancorp	1,792,950	18,108,795
HSBC Holdings PLC (United Kingdom)	962,212	7,369,897
KeyCorp	1,623,732	9,628,731
PNC Financial Services Group, Inc.(a)	988,821	47,651,284
Regions Financial Corp.(a)	1,860,700	6,196,131
U.S. Bancorp	767,555	18,068,245
Wells Fargo & Co.(a)	3,209,799	77,420,352

		184,443,435

Computer Services & Software — 2.2%
Accenture PLC (Ireland) (Class A Stock)	390,899	20,592,559
Oracle Corp.	996,940	28,652,056

		49,244,615

Computers & Peripherals — 3.1%
Apple, Inc.*	89,606	34,156,015
Hewlett-Packard Co.	1,603,500	35,998,575

		70,154,590

Consumer Finance — 0.5%
Capital One Financial Corp.(a)	314,600	12,467,598

Diversified Financial Services — 7.2%
American Express Co.	631,452	28,352,195
Bank of America Corp.	2,764,854	16,920,906
Citigroup, Inc.	736,160	18,860,419
Franklin Resources, Inc.	147,040	14,062,906
Goldman Sachs Group, Inc. (The)	150,346	14,215,214
JPMorgan Chase & Co.	2,309,838	69,572,321

		161,983,961

Diversified Manufacturing — 2.1%
General Electric Co.	2,055,638	31,327,923
Illinois Tool Works, Inc.	367,603	15,292,285

		46,620,208

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities — 5.1%
American Electric Power Co., Inc.	601,382	$22,864,544
Edison International	371,600	14,213,700
Exelon Corp.	719,500	30,657,895
PG&E Corp.	451,037	19,083,375
PPL Corp.	998,559	28,498,874

		115,318,388

Electronic Equipment & Instruments — 1.0%
TE Connectivity Ltd. (Switzerland)	397,625	11,189,168
Thermo Fisher Scientific, Inc.*	214,679	10,871,345

		22,060,513

Food & Staples Retailing — 3.1%
CVS Caremark Corp.	982,187	32,981,839
Safeway, Inc.	394,800	6,565,524
Wal-Mart Stores, Inc.	598,917	31,083,792

		70,631,155

Food Products — 2.5%
Kraft Foods, Inc. (Class A Stock)	637,409	21,404,194
Nestle SA (Switzerland)	360,829	19,864,612
Unilever NV (Netherlands)	481,106	15,150,028

		56,418,834

Gas Utilities — 0.9%
Sempra Energy.	390,899	20,131,298

Healthcare Products — 0.7%
Covidien PLC (Ireland)	360,829	15,912,559

Healthcare Providers & Services — 2.0%
Humana, Inc.	102,235	7,435,552
UnitedHealth Group, Inc.	794,023	36,620,341

		44,055,893

Hotels, Restaurants & Leisure — 1.5%
Carnival Corp. (Panama)(a)	536,215	16,247,314
McDonald’s Corp.	210,353	18,473,200

		34,720,514

Insurance — 6.4%
ACE Ltd. (Switzerland)	261,733	15,861,020
Allstate Corp. (The)	1,283,000	30,394,270
Aon Corp.	371,685	15,603,336
Genworth Financial, Inc. (Class A Stock)*	1,303,300	7,480,942
Lincoln National Corp.	541,244	8,459,644
MetLife, Inc.	1,100,102	30,813,857
Unum Group	187,750	3,935,240
XL Group PLC (Ireland)	1,649,267	31,006,220

		143,554,529

IT Services — 1.2%
International Business Machines Corp.	150,346	26,315,060

Machinery — 1.0%
Cummins, Inc.	46,900	3,829,854
PACCAR, Inc.(a)	525,000	17,755,500

		21,585,354

Media — 2.8%
Comcast Corp. (Class A Stock)	601,382	12,568,884
Comcast Corp. (Special Class A Stock)(a)	1,104,400	22,850,036
Time Warner Cable, Inc.	180,415	11,306,608

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Walt Disney Co. (The)	541,296	$16,325,487

		63,051,015

Metals & Mining — 2.2%
BHP Billiton Ltd. (Australia), ADR(a)	270,622	17,980,126
Freeport-McMoRan Copper & Gold, Inc.	530,398	16,150,619
Peabody Energy Corp.	463,064	15,688,608

		49,819,353

Multi-Line Retail — 0.9%
J.C. Penney Co., Inc.	738,100	19,766,318

Multi-Utilities — 1.9%
Public Service Enterprise Group, Inc.	1,315,658	43,903,507

Oil, Gas & Consumable Fuels — 10.5%
Apache Corp.	288,664	23,162,399
Baker Hughes, Inc.	188,213	8,687,912
ConocoPhillips	1,021,582	64,686,572
Exxon Mobil Corp.	488,177	35,456,296
Hess Corp.	397,011	20,827,197
Occidental Petroleum Corp.	451,037	32,249,146
Royal Dutch Shell PLC (United Kingdom) (Class B Stock), ADR	489,100	30,348,655
Total SA (France), ADR(a)	462,900	20,307,423

		235,725,600

Pharmaceuticals — 8.1%
Eli Lilly & Co.(a)	435,300	16,093,041
Johnson & Johnson	861,159	54,864,440
Merck & Co., Inc.	1,099,159	35,953,491
Novartis AG (Switzerland), ADR	196,000	10,930,920
Pfizer, Inc.	3,150,792	55,706,003
Sanofi (France), ADR	305,200	10,010,560

		183,558,455

Professional Services — 0.2%
Manpower, Inc.	138,900	4,669,818

Real Estate Investment Trusts — 2.3%
AvalonBay Communities, Inc.(a)	147,040	16,769,912
Boston Properties, Inc.(a)	185,272	16,507,735
Simon Property Group, Inc.(a)	167,627	18,435,617

		51,713,264

Retail & Merchandising — 2.3%
Kohl’s Corp.	240,553	11,811,152
Target Corp.	299,532	14,689,049
TJX Cos., Inc. (The)	473,472	26,263,492

		52,763,693

Software — 3.3%
CA, Inc.	1,283,819	24,918,927
Microsoft Corp.	1,966,319	48,941,679

		73,860,606

Specialty Retail — 1.2%
Gap, Inc. (The)(a)	1,051,500	17,076,360
Home Depot, Inc. (The)	293,925	9,661,315

		26,737,675

Telecommunications — 2.2%
AT&T, Inc.	992,281	28,299,854

	Shares	Value
COMMON STOCKS (Continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.(a)	601,382	$22,130,858

		50,430,712

Textiles, Apparel & Luxury Goods — 0.1%
Jones Group, Inc. (The)	160,800	1,480,968

Tobacco — 0.9%
Philip Morris International, Inc.	320,642	20,001,648

Transportation — 1.0%
Union Pacific Corp.	285,260	23,297,184

Wireless Telecommunication Services — 1.9%
Vodafone Group PLC (United Kingdom), ADR(a)	1,680,621	43,107,929

TOTAL LONG-TERM INVESTMENTS (cost $2,415,476,619)		2,207,721,202

SHORT-TERM INVESTMENT — 12.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $289,128,635; includes $282,068,627 of cash collateral for securities on loan)(b)(w)	289,128,635	289,128,635

TOTAL INVESTMENTS — 110.8% (cost $2,704,605,254)		2,496,849,837
Liabilities in excess of other assets — (10.8)%		(242,531,971)

NET ASSETS — 100.0%		$2,254,317,866

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $268,457,340; cash collateral of $282,068,627 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	000000000000000	000000000000000	000000000000000
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,180,486,693	$27,234,509	$—
Affiliated Money Market Mutual Fund	289,128,635	—	—

Total	$2,469,615,328	$27,234,509	$—

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 105.7%
ASSET-BACKED SECURITIES — 10.5%
Ally Auto Receivables Trust, Series 2011-2, Class A2	AAA(d)	0.670%		10/15/13	$1,800	$1,800,245
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class A2	Aaa	0.770%		12/09/13	660	659,665
AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A2	Aaa	0.900%		09/08/14	3,560	3,558,523
AmeriCredit Automobile Receivables Trust, Series 2011-3, Class A2	Aaa	0.840%		11/10/14	3,390	3,385,665
Americredit Automobile Receivables Trust, Series 2011-4, Class A2	AAA(d)	0.920%		03/09/15	2,800	2,798,391
BA Credit Card Trust, Series 2006-A15, Class A15	Aaa	0.229%	(c)	04/15/14	2,000	1,999,786
BMW Vehicle Lease Trust, Series 2010-1, Class A2	Aaa	0.580%		09/17/12	600	599,562
Cabela’s Master Credit Card Trust, Series 2006-3A, Class A1, 144A	Aa2	5.260%		10/15/14	250	249,465
Cabela’s Master Credit Card Trust, Series 2009-1A, Class A, 144A	AAA(d)	2.229%	(c)	03/16/15	2,550	2,569,474
Capital One Multi-Asset Execution Trust, Series 2005-A1, Class A1	Aaa	0.299%	(c)	01/15/15	2,850	2,848,974
Capital One Multi-Asset Execution Trust, Series 2007-A4, Class A4	Aaa	0.259%	(c)	03/16/15	7,000	6,994,321
CarMax Auto Owner Trust, Series 2011-1, Class A2	Aaa	0.720%		11/15/13	6,500	6,503,669
Chase Issuance Trust, Series 2009-A2, Class A2	Aaa	1.779%	(c)	04/15/14	7,290	7,349,949
Chrysler Financial Auto Securitization Trust, Series 2010-A, Class A2	AAA(d)	0.690%		01/08/13	569	568,776
Chrysler Financial Auto Securitization Trust, Series 2010-A, Class A3	AAA(d)	0.910%		08/08/13	3,540	3,545,622
Citibank Credit Card Issuance Trust, Series 2009-A1, Class A1	Aaa	1.979%	(c)	03/17/14	4,400	4,433,625
Citibank Omni Master Trust, Series 2009-A8, Class A8, 144A	Aaa	2.329%	(c)	05/16/16	5,000	5,042,556
Citibank Omni Master Trust, Series 2009-A14A, Class A14, 144A	Aaa	2.979%	(c)	08/15/18	2,975	3,112,693
Discover Card Master Trust, Series 2009-A1, Class A1	Aaa	1.529%	(c)	12/15/14	5,061	5,104,974
Discover Card Master Trust, Series 2009-A2, Class A	Aaa	1.529%	(c)	02/17/15	2,050	2,071,820
Ford Credit Auto Lease Trust, Series 2010-B, Class A2, 144A	AAA(d)	0.750%		10/15/12	3,623	3,623,121
Ford Credit Auto Lease Trust, Series 2010-B, Class A3, 144A	AAA(d)	0.910%		07/15/13	4,580	4,585,202
Ford Credit Auto Lease Trust, Series 2011-A, Class A2	Aaa	0.740%		09/15/13	4,300	4,300,326
Ford Credit Auto Owner Trust, Series 2009-E, Class A3	Aaa	1.510%		01/15/14	2,338	2,348,215
Ford Credit Auto Owner Trust, Series 2011-B, Class A2	AAA(d)	0.680%		01/15/14	3,000	3,011,235
GE Capital Credit Card Master Note Trust, Series 2009-1, Class A	Aaa	2.329%	(c)	04/15/15	8,655	8,746,692
GE Capital Credit Card Master Note Trust, Series 2009-2, Class A	Aaa	3.690%		07/15/15	4,000	4,094,713
Harley-Davidson Motorcycle Trust, Series 2010-1, Class A2	Aaa	0.830%		11/15/13	1,026	1,026,538
Huntington Auto Trust, Series 2011-1A, Class A2, 144A	Aaa	0.760%		04/15/14	2,800	2,800,874

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Illinois Student Assistance Commission, Series 2010-1, Class A2	AAA(d)	1.303%	(c)	04/25/22	$1,875	$1,860,150
Nissan Auto Lease Trust, Series 2010-B, Class A2	Aaa	0.900%		05/15/13	5,693	5,701,241
Nissan Auto Receivables Owner Trust, Series 2010-A, Class A2	Aaa	0.550%		03/15/13	743	742,699
Nordstrom Private Label Credit Card Master Note Trust, Series 2007-2A, Class A, 144A	Aaa	0.289%	(c)	05/15/15	1,000	997,568
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class A2, 144A	AAA(d)	0.910%		11/15/13	2,959	2,959,185
Santander Drive Auto Receivables Trust, Series 2010-2, Class A2	AAA(d)	0.950%		08/15/13	4,201	4,202,443
Santander Drive Auto Receivables Trust, Series 2010-3, Class A2	AAA(d)	0.930%		06/17/13	3,205	3,206,151
Santander Drive Auto Receivables Trust, Series 2011-1, Class A2	Aaa	0.940%		02/18/14	3,000	2,997,088
Santander Drive Auto Receivables Trust, Series 2011-2, Class A2	Aaa	1.040%		04/15/14	4,960	4,956,280
SLM Student Loan Trust, Series 2008-3, Class A1	Aaa	0.753%	(c)	01/25/14	1,566	1,567,291
SLM Student Loan Trust, Series 2008-5, Class A4	Aaa	1.953%	(c)	07/25/23	4,275	4,391,189
SLM Student Loan Trust, Series 2010-A, Class 2A, 144A	Aaa	3.479%	(c)	11/15/17	2,382	2,479,711
SLM Student Loan Trust, Series 2010-C, Class A1, 144A	Aaa	1.879%	(c)	12/15/17	4,625	4,640,149
SLM Student Loan Trust, Series 2011-B, Class A2, 144A	Aaa	3.740%		02/15/29	3,300	3,393,461
Volkswagen Auto Lease Trust, Series 2010-A, Class A2	Aaa	0.770%		01/22/13	2,142	2,144,100
World Omni Automobile Lease Securitization Trust, Series 2009-A, Class A3	Aaa	1.650%		02/15/13	1,769	1,770,798

TOTAL ASSET-BACKED SECURITIES (cost $147,918,331)						147,744,175

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.1%
Banc of America Large Loan, Inc., Series 2009-FDG, Class A, 144A	AAA(d)	5.204%	(c)	01/25/42	5,151	5,580,555
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2003-1, Class A1	AAA(d)	3.878%		09/11/36	175	175,389
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4	A+(d)	5.694%	(c)	06/11/50	1,955	2,080,171
Citigroup Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A4	Aaa	5.526%	(c)	01/15/46	3,130	3,314,911
Commercial Mortgage Pass-Through Certificates, Series 2003-LB1A, Class A2	Aaa	4.084%		06/10/38	2,300	2,357,206
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A4	Aaa	5.306%		12/10/46	3,125	3,279,841
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class AM	Aa3	5.347%		12/10/46	4,000	3,540,624
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A4	Aaa	5.815%	(c)	12/10/49	2,570	2,772,639
Commercial Mortgage Pass-Through Certificates, Series 2007-FL14, Class AJ, 144A	A+(d)	0.409%	(c)	06/15/22	2,984	2,718,361
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-CK6, Class A3	Aaa	6.387%		08/15/36	54	53,933
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKP1, Class A3	Aaa	6.439%		12/15/35	3,051	3,078,874

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3	Aaa	5.467%		09/15/39	$1,270	$1,306,250
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3	Aaa	5.311%		12/15/39	3,000	3,138,702
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM	Aa3	6.074%	(c)	07/10/38	3,280	3,067,039
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%		03/10/39	1,202	1,209,624
GS Mortgage Securities Corp. II, Series 2006-GG6, Class AM	BBB+(d)	5.622%	(c)	04/10/38	3,725	3,405,909
GS Mortgage Securities Corp. II, Series 2006-GG8, Class AM	Aa3	5.591%		11/10/39	2,500	2,263,728
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A3	Aaa	5.376%		07/12/37	1,810	1,838,147
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-LN2, Class A1	Aaa	4.475%		07/15/41	228	228,935
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A4A	Aaa	4.936%	(c)	08/15/42	3,860	4,167,105
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4	Aaa	5.373%	(c)	12/15/44	4,930	5,401,934
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A4	Aaa	5.475%	(c)	04/15/43	275	300,071
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4	Aaa	0.607%	(c)	04/15/45	2,630	2,890,857
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.990%	(c)	06/15/49	4,998	5,073,505
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4	Aa2	6.005%	(c)	06/15/49	3,745	3,913,641
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3	AAA(d)	5.347%		11/15/38	2,890	3,052,571
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A2	AAA(d)	5.318%		02/15/40	709	711,599
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class AM	BBB(d)	5.455%		02/15/40	2,200	1,945,126
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A4FL	Aaa	0.475%	(c)	11/12/37	5,900	5,741,426
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4	Aa2	5.378%		08/12/48	2,035	2,061,803
Morgan Stanley Capital I, Series 2007-IQ15, Class A4	BBB+(d)	6.080%	(c)	06/11/49	2,300	2,438,421
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4	Aaa	6.390%		07/15/33	131	131,029
Morgan Stanley Dean Witter Capital I, Series 2002-HQ, Class A3	Aaa	6.510%		04/15/34	270	271,042
Wachovia Bank Commercial Mortgage Trust, Series 2005-C19, Class A5	AAA(d)	4.661%		05/15/44	2,275	2,304,959
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A7	Aaa	5.118%	(c)	07/15/42	895	973,511
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	Aaa	5.466%	(c)	01/15/45	2,700	2,635,313
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM	Aa2	5.795%	(c)	07/15/45	1,280	1,242,570
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM	Aa3	5.603%	(c)	10/15/48	3,100	2,755,816
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3	Aaa	5.246%		12/15/43	3,045	3,086,817

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3	Aa3	5.931%	(c)	06/15/49	$2,765	$2,862,099

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $102,609,929)						99,372,053

CORPORATE BONDS — 26.1%

Aerospace & Defense
Embraer Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa3	6.375%		01/15/20	157	170,345

Agriculture — 0.9%
Altria Group, Inc., Gtd. Notes	Baa1	9.950%		11/10/38	4,775	6,804,771
Lorillard Tobacco Co., Gtd. Notes(a)	Baa2	8.125%		06/23/19	2,300	2,694,466
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%		05/01/40	2,540	3,023,697

						12,522,934

Auto Parts & Equipment — 0.2%
BorgWarner, Inc., Sr. Unsec’d. Notes	Baa3	8.000%		10/01/19	2,002	2,478,778

Automobile Manufacturers — 0.1%
Kia Motors Corp. (South Korea), Sr. Unsec’d. Notes, 144A	Baa2	3.625%		06/14/16	1,980	1,969,532

Banking — 4.1%
Akbank TAS (Turkey), Sr. Unsec’d. Notes, 144A	Ba1	6.500%		03/09/18	400	387,999
Banco do Brasil SA (Brazil), Sub. Notes, 144A	Baa1	5.875%		01/26/22	800	762,000
BanColombia SA (Colombia), Sr. Unsec’d. Notes, 144A	Baa2	4.250%		01/12/16	1,350	1,323,000
Bank of America Corp., Sr. Unsec’d. Notes(a)	Baa1	5.625%		07/01/20	895	824,350
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	7.625%		06/01/19	5,580	5,861,327
Bank of Nova Scotia (Canada), Covered Bonds, 144A	Aaa	1.450%		07/26/13	6,750	6,817,149
BBVA Bancomer SA (Mexico), Sr. Unsec’d. Notes, 144A	A1	4.500%		03/10/16	600	557,999
Citigroup, Inc., Unsec’d. Notes	A3	8.500%		05/22/19	4,054	4,896,502
Discover Bank, Sub. Notes	Ba1	8.700%		11/18/19	3,200	3,656,147
DnB NOR Boligkreditt (Norway), Covered Bonds, 144A	Aaa	2.100%		10/14/15	5,100	5,161,394
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	3.750%		10/20/16	2,000	1,950,762
First Citizens St Lucia Ltd. (Liechtenstein), Bank Gtd. Notes, 144A	A2	4.903%		02/09/16	1,300	1,327,340
Goldman Sachs Group, Inc. (The), Sr. Notes	A1	6.250%		02/01/41	2,295	2,231,699
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.125%		02/15/33	968	971,930
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	7.500%		02/15/19	6,378	7,117,331
HSBC Bank Brasil SA - Banco Multiplo (Brazil), Sr. Unsec’d. Notes, 144A	Baa1	4.000%		05/11/16	750	733,125
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	Aa3	4.350%		08/15/21	2,289	2,313,046
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.250%		08/28/17	2,436	2,405,426
National Agricultural Cooperative Federation (South Korea), Sr. Unsec’d. Notes, 144A	A1	3.500%		02/08/17	450	429,896
SVB Financial Group, Sr. Unsec’d. Notes	A3	5.375%		09/15/20	425	441,712
Westpac Banking Corp. (Australia), Gov’t. Liquid Gtd. Notes, 144A	Aaa	2.900%		09/10/14	6,480	6,867,705

						57,037,839

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials
Owens Corning, Gtd. Notes	Ba1	9.000%	06/15/19	$485	$572,632

Cable Television — 0.1%
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.500%	09/01/41	1,533	1,515,228

Chemicals — 1.1%
Airgas, Inc., Gtd. Notes	BBB-(d)	7.125%	10/01/18	1,400	1,501,199
Braskem Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	5.750%	04/15/21	1,000	912,600
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	4.850%	08/15/12	2,000	2,059,206
Incitec Pivot Finance LLC, Gtd. Notes, 144A	Baa3	6.000%	12/10/19	3,295	3,623,264
Mosaic Co. (The), Sr. Unsec’d. Notes, 144A	Baa2	7.625%	12/01/16	6,000	6,292,500
Mosaic Global Holdings, Inc., Gtd. Notes	Baa2	7.300%	01/15/28	301	381,352
Sociedad Quimica y Minera de Chile SA (Chile), Sr. Unsec’d. Notes, 144A	Baa1	5.500%	04/21/20	300	313,992

					15,084,113

Commercial Banks — 0.5%
Huntington Bancshares, Inc., Sub. Notes	Baa3	7.000%	12/15/20	2,688	3,042,418
Toronto-Dominion Bank (The) (Canada), Covered Bonds, 144A	Aaa	1.625%	09/14/16	4,350	4,334,992

					7,377,410

Commercial Services — 0.1%
Verisk Analytics, Inc., Gtd. Notes	Ba1	5.800%	05/01/21	1,200	1,347,181

Construction & Engineering
Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A(a)	Baa3	6.000%	04/05/23	600	557,999

Consumer Products — 0.1%
Tupperware Brands Corp., Gtd. Notes, 144A	Baa3	4.750%	06/01/21	1,445	1,447,357

Diversified Financial Services — 4.5%
BM&FBovespa SA (Brazil), Sr. Unsec’d. Notes, 144A(a)	Baa1	5.500%	07/16/20	640	629,600
Finansbank A/S (Turkey), Sr. Unsec’d. Notes, 144A	Ba1	5.500%	05/11/16	550	472,999
FMR LLC, Sr. Unsec’d. Notes, 144A	A2	6.450%	11/15/39	2,325	2,536,575
General Electric Capital Corp., FDIC Gtd. Notes, MTN	Aaa	2.000%	09/28/12	13,800	14,033,744
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	6.875%	01/10/39	12,745	14,627,959
Hyundai Capital America, Gtd. Notes, 144A	Baa2	3.750%	04/06/16	175	172,873
Hyundai Capital Services, Inc. (South Korea), Sr. Unsec’d. Notes, 144A	Baa2	4.375%	07/27/16	1,600	1,619,091
Lazard Group LLC, Sr. Unsec’d. Notes(a)	Ba2	7.125%	05/15/15	4,700	5,191,032
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa1	6.050%	08/15/12	2,496	2,518,913
Merrill Lynch & Co., Inc., Sub. Notes	Baa2	5.700%	05/02/17	350	312,189
NASDAQ OMX Group, Inc. (The), Sr. Unsec’d. Notes	Baa3	5.250%	01/16/18	5,795	6,135,016
NASDAQ OMX Group, Inc. (The), Sr. Unsec’d. Notes	Baa3	5.550%	01/15/20	442	442,598
Raymond James Financial, Inc., Sr. Unsec’d. Notes	Baa2	8.600%	08/15/19	3,907	4,663,466
Scottrade Financial Services, Inc., Sr. Unsec’d. Notes, 144A	Baa3	6.125%	07/11/21	1,800	1,936,551

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
TD Ameritrade Holding Corp., Gtd. Notes	Baa1	5.600%	12/01/19	$3,175	$3,427,200
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	8.750%	03/01/19	3,425	4,400,765

					63,120,571

Diversified Operations
Voto-Votorantim Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	6.750%	04/05/21	650	640,250

Electric — 1.0%
Abu Dhabi National Energy Co. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	A3	6.165%	10/25/17	1,200	1,327,500
Abu Dhabi National Energy Co. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	A3	6.500%	10/27/36	3,000	3,022,500
Duquesne Light Holdings, Inc., Sr. Unsec’d. Notes, 144A	Ba1	5.900%	12/01/21	2,875	2,913,321
Duquesne Light Holdings, Inc., Sr. Unsec’d. Notes, 144A	Ba1	6.400%	09/15/20	1,525	1,579,697
Enel Finance International NV (Luxembourg), Gtd. Notes, 144A	A2	6.800%	09/15/37	1,750	1,633,342
PPL WEM Holdings PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Baa3	5.375%	05/01/21	1,913	2,037,655
Texas-New Mexico Power Co., First Mortgage, 144A	Baa1	9.500%	04/01/19	625	820,593

					13,334,608

Electronic Components & Equipment — 0.2%
Legrand France SA (France), Sr. Unsec’d. Notes	Baa2	8.500%	02/15/25	1,800	2,222,937

Energy Equipment & Services — 0.1%
Alta Wind Holdings LLC, Pass-Through Certificates, 144A	BBB-(d)	7.000%	06/30/35	819	878,232

Environmental Control
Old All, Inc., Gtd. Notes(i)	NR	10.000%	12/15/16	1,025	102

Financial Institutions — 0.8%
Western Corporate Federal Credit Union, US Gov’t. Gtd. Notes	Aaa	1.750%	11/02/12	11,015	11,182,219

Financial Services — 0.1%
Western Union Co. (The), Sr. Unsec’d. Notes	A3	3.650%	08/22/18	812	819,466

Gas Distribution — 0.1%
Florida Gas Transmission Co. LLC, Sr. Notes, 144A	Baa2	7.900%	05/15/19	1,425	1,815,726

Hotels & Motels — 0.1%
Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A	Baa2	6.875%	08/15/19	1,630	1,834,643

Insurance — 1.0%
Aflac, Inc., Sr. Unsec’d. Notes	A3	8.500%	05/15/19	2,207	2,686,462
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%	09/15/16	743	712,313
Fidelity National Financial, Inc., Sr. Unsec’d. Notes	Baa3	6.600%	05/15/17	850	895,474
Liberty Mutual Group, Inc., Gtd. Notes, 144A(a)	Baa2	5.000%	06/01/21	2,482	2,358,024
Markel Corp., Sr. Unsec’d. Notes	Baa2	7.125%	09/30/19	3,155	3,574,656

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Insurance (cont’d.)
Validus Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa2	8.875%	01/26/40	$978	$1,085,040
Willis North America, Inc., Gtd. Notes	Baa3	7.000%	09/29/19	2,326	2,690,733

					14,002,702

Investment Companies — 0.1%
Oaktree Capital Management LP, Notes, 144A	A-(d)	6.750%	12/02/19	793	826,794

Leisure — 0.2%
Carnival PLC (United Kingdom), Gtd. Notes	A3	7.875%	06/01/27	1,690	2,066,958

Media — 0.5%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	7.625%	05/15/16	7,057	7,586,275

Metals & Mining — 1.9%
Allegheny Ludlum Corp., Gtd. Notes	Baa3	6.950%	12/15/25	1,850	2,166,252
Allegheny Technologies, Inc., Sr. Unsec’d. Notes	Baa3	9.375%	06/01/19	3,000	3,776,295
AngloGold Ashanti Holdings PLC (South Africa), Gtd. Notes	Baa3	6.500%	04/15/40	3,546	3,368,448
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	8.375%	04/01/17	6,250	6,703,125
Gold Fields Orogen Holding BVI Ltd. (British Virgin Islands), Gtd. Notes, 144A	Baa3	4.875%	10/07/20	4,000	3,682,688
Hyundai Steel Co. (South Korea), Sr. Unsec’d. Notes, 144A	Baa3	4.625%	04/21/16	1,100	1,100,278
POSCO (South Korea), Sr. Unsec’d. Notes, 144A(a)	A3	5.250%	04/14/21	2,150	2,129,319
Valmont Industries, Inc., Gtd. Notes	Baa3	6.625%	04/20/20	3,100	3,603,886

					26,530,291

Multimedia — 0.4%
Historic TW, Inc., Gtd. Notes	BBB(d)	9.125%	01/15/13	3,119	3,407,670
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	6.400%	04/30/40	1,900	2,215,132

					5,622,802

Oil & Gas — 3.1%
Cameron International Corp., Sr. Unsec’d. Notes(a)	Baa1	6.375%	07/15/18	1,925	2,262,843
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	7.000%	07/15/38	483	597,279
Canadian Oil Sands Ltd. (Canada), Sr. Unsec’d. Notes, 144A	Baa2	7.750%	05/15/19	2,895	3,541,922
CNOOC Finance 2011 Ltd. (British Virgin Islands), Gtd. Notes, 144A(a)	AA-(d)	5.750%	01/26/41	800	898,382
CNPC HK Overseas Capital Ltd. (British Virgin Islands), Gtd. Notes, 144A	A1	5.950%	04/28/41	1,200	1,335,084
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	A1	5.888%	06/15/19	1,237	1,323,633
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	Baa2	7.625%	07/23/19	1,350	1,572,750
ENI SpA (Italy), Sr. Unsec’d. Notes, 144A	Aa3	5.700%	10/01/40	7,697	7,751,502
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	A1	5.375%	07/30/14	1,960	2,073,747
National Fuel Gas Co., Sr. Unsec’d. Notes	Baa1	6.500%	04/15/18	1,440	1,683,049
National Fuel Gas Co., Sr. Unsec’d. Notes	Baa1	8.750%	05/01/19	675	883,790
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	5.375%	01/27/21	950	960,450

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	6.875%	01/20/40	$1,100	$1,160,500
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago), Sr. Unsec’d. Notes, 144A	Baa3	9.750%	08/14/19	800	946,000
Petronas Global Sukuk Ltd. (Malaysia), Gtd. Notes, 144A	A1	4.250%	08/12/14	1,980	2,085,746
Pride International, Inc., Gtd. Notes	Baa1	6.875%	08/15/20	700	807,719
Pride International, Inc., Gtd. Notes	Baa1	8.500%	06/15/19	3,950	4,950,614
Rowan Cos., Inc., Sr. Unsec’d. Notes	Baa3	7.875%	08/01/19	2,980	3,518,575
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	7.500%	07/18/16	1,080	1,120,630
Valero Energy Corp., Gtd. Notes	Baa2	9.375%	03/15/19	500	640,738
Valero Energy Corp., Gtd. Notes	Baa2	10.500%	03/15/39	1,275	1,879,522
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	9.875%	03/01/39	700	992,162

					42,986,637

Oil & Gas Exploration/Production — 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. (Qatar), Sr. Sec’d. Notes, 144A	Aa3	6.750%	09/30/19	1,000	1,188,750

Paper & Forest Products — 0.8%
Georgia-Pacific LLC, Gtd. Notes, 144A	Baa3	8.250%	05/01/16	2,500	2,763,350
Georgia-Pacific LLC, Sr. Unsec’d. Notes	Baa3	7.750%	11/15/29	1,397	1,615,491
Georgia-Pacific LLC, Sr. Unsec’d. Notes	Baa3	8.875%	05/15/31	1,175	1,466,520
International Paper Co., Sr. Unsec’d. Notes	Baa3	9.375%	05/15/19	1,715	2,096,310
Plum Creek Timberlands LP, Gtd. Notes	Baa2	4.700%	03/15/21	3,325	3,368,468

					11,310,139

Pharmaceuticals — 0.2%
Express Scripts, Inc., Gtd. Notes	Baa3	5.250%	06/15/12	2,504	2,571,160

Pipelines — 1.1%
AK Transneft OJSC Via TransCapitalInvest Ltd. (Ireland), Sr. Unsec’d. Notes, 144A	Baa1	5.670%	03/05/14	1,700	1,707,650
IFM US Colonial Pipeline 2 LLC, Sr. Sec’d. Notes, 144A	BBB-(d)	6.450%	05/01/21	2,450	2,751,615
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.850%	09/15/12	1,955	2,034,416
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	Ba1	6.850%	07/15/18	3,716	3,904,509
Spectra Energy Capital LLC, Gtd. Notes	Baa2	5.500%	03/01/14	800	862,211
Tennessee Gas Pipeline Co., Sr. Unsec’d. Notes	Baa3	8.375%	06/15/32	1,860	2,446,153
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	8.750%	03/15/32	1,149	1,501,959

					15,208,513

Real Estate Investment Trusts — 0.9%
Entertainment Properties Trust, Gtd. Notes	Baa3	7.750%	07/15/20	1,461	1,563,270
Federal Realty Investment Trust, Sr. Unsec’d. Notes	Baa1	5.900%	04/01/20	272	295,264
Goodman Funding Pty Ltd. (Australia), Gtd. Notes, 144A	Baa3	6.375%	11/12/20	3,000	3,103,731
HCP, Inc., Sr. Unsec’d. Notes	Baa2	6.000%	01/30/17	2,400	2,526,934
Health Care REIT, Inc., Sr. Unsec’d. Notes	Baa2	5.250%	01/15/22	1,397	1,324,742
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Baa2	3.125%	11/30/15	150	148,263

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (cont’d.)
Weyerhaeuser Co., Sr. Unsec’d. Notes	Ba1	7.375%	10/01/19	$2,839	$3,135,386

					12,097,590

Retail — 0.1%
Family Dollar Stores, Inc., Sr. Unsec’d. Notes	Baa3	5.000%	02/01/21	1,535	1,503,783

Semiconductors — 0.4%
KLA-Tencor Corp., Sr. Unsec’d. Notes	Baa1	6.900%	05/01/18	5,143	5,876,639

Software
BMC Software, Inc., Sr. Unsec’d. Notes	Baa2	7.250%	06/01/18	250	299,828
Intuit, Inc., Sr. Unsec’d. Notes	Baa1	5.400%	03/15/12	100	101,818

					401,646

Telecommunications — 0.3%
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A	Baa3	7.750%	05/01/17	2,250	2,396,250
Harris Corp., Sr. Unsec’d. Notes	Baa1	6.375%	06/15/19	776	926,517
Qtel International Finance Ltd. (Bermuda), Gtd. Notes, 144A	A2	4.750%	02/16/21	275	274,656
Telemar Norte Leste SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa2	5.500%	10/23/20	1,150	1,092,500

					4,689,923

Transportation — 0.7%
Asciano Finance Ltd. (Australia), Gtd. Notes, 144A	Baa2	4.625%	09/23/20	890	867,306
Asciano Finance Ltd. (Australia), Gtd. Notes, 144A	Baa2	5.000%	04/07/18	2,500	2,556,198
SCF Capital Ltd. (Ireland), Gtd. Notes, 144A	Baa3	5.375%	10/27/17	750	675,000
Viterra, Inc. (Canada), Gtd. Notes, 144A	Ba1	5.950%	08/01/20	5,700	6,049,444

					10,147,948

Water — 0.2%
Xylem, Inc., Gtd. Notes, 144A	Baa2	4.875%	10/01/21	2,400	2,466,493

TOTAL CORPORATE BONDS (cost $367,169,570)					365,015,145

FOREIGN GOVERNMENT BONDS — 1.6%
Bermuda Government International Bond (Bermuda), Sr. Notes, 144A	Aa2	5.603%	07/20/20	1,125	1,215,000
Commonwealth of the Bahamas (Bahamas), Sr. Unsec’d. Notes, 144A	A3	6.950%	11/20/29	1,650	1,798,500
Federative Republic of Brazil (Brazil), Sr. Unsec’d. Notes	Baa2	5.625%	01/07/41	1,050	1,131,375
Government of the Cayman Islands (Cayman Islands), Sr. Unsec’d. Notes, 144A	Aa3	5.950%	11/24/19	1,350	1,390,500
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	Aaa	2.375%	01/19/16	3,100	3,236,567
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	A1	2.875%	11/09/15	3,050	2,949,737
Province of Quebec Canada (Canada), Sr. Unsec’d. Notes	Aa2	2.750%	08/25/21	7,475	7,405,759
Rebublic of Panama (Panama), Sr. Unsec’d. Notes	Baa3	6.700%	01/26/36	575	695,750
Republic of Peru (Peru), Sr. Unsec’d. Notes	Baa3	6.550%	03/14/37	750	870,000

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

FOREIGN GOVERNMENT BONDS (Continued)
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, 144A	Baa1	3.625%		04/29/15	$1,800	$1,768,500

TOTAL FOREIGN GOVERNMENT BONDS (cost $22,452,067)						22,461,688

MUNICIPAL BONDS — 1.6%

California — 0.6%
Bay Area Toll Authority, Revenue Bonds	A1	6.907%		10/01/50	825	1,090,106
Bay Area Toll Authority, Revenue Bonds	A1	6.918%		04/01/40	250	326,119
Sacramento Municipal Utility District, Revenue Bonds	A1	6.156%		05/15/36	1,500	1,777,290
University of California, Revenue Bonds	Aa1	5.770%		05/15/43	1,929	2,219,720
University of California, Revenue Bonds	Aa2	6.548%		05/15/48	1,125	1,348,234
University of California Regents Medical Center, Revenue Bonds	AA-(d)	6.583%		05/15/49	1,320	1,636,549

						8,398,018

Georgia — 0.3%
Municipal Electric Authority of Georgia, Revenue Bonds	Baa2	7.055%		04/01/57	3,817	3,979,604

Nevada — 0.2%
County of Clark NV, Revenue Bonds	Aa2	6.881%		07/01/42	785	863,131
Las Vegas Valley Water District, General Obligation Limited	Aa2	7.013%		06/01/39	1,000	1,301,550

						2,164,681

New York — 0.2%
New York City Municipal Water Finance Authority, Revenue Bonds	Aa2	6.282%		06/15/42	900	1,033,650
New York City Municipal Water Finance Authority, Series EE, Water and Sewer Second General Resolution Revenue Bonds	Aa2	6.011%		06/15/42	1,350	1,789,533

						2,823,183

Tennessee — 0.2%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds	Aa2	6.731%		07/01/43	2,800	3,311,588

Texas — 0.1%
Dallas Convention Center Hotel Development Corp., Revenue Bonds	A1	7.088%		01/01/42	1,175	1,310,442

TOTAL MUNICIPAL BONDS (cost $19,708,567)						21,987,516

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.0%
FHLMC Multifamily Structured Pass-Through Certificates, Series K003, Class A5	Aaa	5.085%		03/25/19	3,160	3,596,128
FHLMC Multifamily Structured Pass-Through Certificates, Series K004, Class A2	Aaa	4.186%	(c)	08/25/19	3,020	3,355,663
FHLMC Multifamily Structured Pass-Through Certificates, Series K005, Class A2	Aaa	4.317%		11/25/19	11,020	12,225,726
FHLMC Multifamily Structured Pass-Through Certificates, Series K703, Class A2	Aaa	2.699%		05/25/18	3,800	3,876,162

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, Series KAIV, Class A2	Aaa	3.989%	(c)	06/25/46	$17,277	$18,761,606

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $40,110,138)						41,815,285

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 27.9%
Federal Home Loan Mortgage Corp.		3.500%		TBA	6,300	6,467,344
Federal Home Loan Mortgage Corp.		4.000%		TBA	107,000	111,982,188
Federal Home Loan Mortgage Corp.		5.000%		TBA	21,000	22,542,188
Federal Home Loan Mortgage Corp.		5.021%	(c)	06/01/36	1,091	1,151,961
Federal Home Loan Mortgage Corp.		5.500%		TBA	22,000	23,790,936
Federal Home Loan Mortgage Corp.		5.737%	(c)	11/01/37	6,236	6,748,535
Federal National Mortgage Assoc.		3.021%	(c)	05/01/37	2,858	3,016,341
Federal National Mortgage Assoc.		3.500%		TBA	78,200	80,338,285
Federal National Mortgage Assoc.		4.500%		TBA	8,000	8,511,250
Federal National Mortgage Assoc.		4.785%	(c)	03/01/37	5,538	5,920,057
Federal National Mortgage Assoc.		4.892%	(c)	09/01/37	5,541	5,837,108
Federal National Mortgage Assoc.		4.936%	(c)	07/01/38	2,182	2,328,527
Federal National Mortgage Assoc.		5.500%		05/01/33-10/01/38	96,259	105,027,193
Federal National Mortgage Assoc.		6.000%		11/01/36	6,607	7,275,923

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $389,286,755)						390,937,836

U.S. TREASURY OBLIGATIONS — 27.8%
U.S. Treasury Bonds		4.375%		05/15/41	42,958	55,496,581
U.S. Treasury Notes(a)		1.000%		08/31/16-09/30/16	175,240	175,668,862
U.S. Treasury Notes		1.375%		01/15/13	85,130	86,383,710
U.S. Treasury Notes		2.125%		08/15/21	19,660	20,007,196
U.S. Treasury Notes		6.250%		07/15/14	51,076	51,387,053

TOTAL U.S. TREASURY OBLIGATIONS (cost $382,266,088)						388,943,402

					Shares

COMMON STOCK — 0.1%

Auto Parts & Related
Cooper-Standard Holding, Inc. (Institutional Offer)* (cost $629,202)					28,130	1,181,460

PREFERRED STOCK

Auto Parts & Related
Cooper-Standard Holding, Inc., CVT, 7.000% (cost $166,399)					1,664	308,671

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Units	Value
WARRANTS(l)*

Auto Parts & Related
Cooper-Standard Holding, Inc., expiring 11/27/17	3,474	$54,716
Cooper-Standard Holding, Inc. (Restricted Warrant), expiring 11/27/17	2,788	43,911

TOTAL WARRANTS (cost $271,993)		98,627

TOTAL LONG-TERM INVESTMENTS (cost $1,472,589,039)		1,479,865,858

	Shares
SHORT-TERM INVESTMENT — 20.4%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $285,020,135; includes $167,529,207 of cash collateral for securities on loan)(b)(w)	285,020,135	285,020,135

TOTAL INVESTMENTS — 126.1% (cost $1,757,609,174)		1,764,885,993
Liabilities in excess of other assets — (26.1)%		(365,188,761)

NET ASSETS — 100.0%		$1,399,697,232

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securiites Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A are deemed to be liquid.
CVT	Convertible Security
FDIC	Federal Deposit Insurance Corp.
FHLMC	Federal Home Loan Mortgage Corp.
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poors
REIT	Real Estate Investment Trust
TBA	To Be Announced
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $164,123,038; cash collateral of $167,529,207 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2011.
(d)	Standard & Poor’s rating.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2011.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stock	$—	$1,181,460	$—
Preferred Stock	—	—	308,671
Warrants	54,716	43,911	—
Asset-Backed Securities	—	147,744,175	—
Commercial Mortgage-Backed Securities	—	99,372,053	—
Corporate Bonds	—	365,015,145	—
Foreign Government Bonds	—	22,461,688	—
Municipal Bonds	—	21,987,516	—
Residential Mortgage-Backed Securities	—	41,815,285	—
U.S. Government Mortgage-Backed Obligations	—	390,937,836	—
U.S. Treasury Obligations	—	388,943,402	—
Affiliated Money Market Mutual Fund	285,020,135	—	—

Total	$285,074,851	$1,479,502,471	$308,671

AST MARSICO CAPITAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 93.6%
COMMON STOCKS — 93.2%
Apparel — 5.3%
Coach, Inc.	657,701	$34,088,643
NIKE, Inc. (Class B Stock)	926,305	79,208,341

		113,296,984

Banks — 1.8%
U.S. Bancorp	1,603,755	37,752,393

Beverages — 1.8%
Green Mountain Coffee Roasters, Inc.*(a)	411,074	38,205,218

Biotechnology — 2.3%
Biogen Idec, Inc.*	532,505	49,602,841

Chemicals — 9.9%
Dow Chemical Co. (The)	1,397,466	31,387,086
Monsanto Co.	1,122,833	67,414,893
PPG Industries, Inc.	537,700	37,993,882
Praxair, Inc.	775,006	72,447,561

		209,243,422

Commercial Services — 3.7%
Sotheby’s(a)	299,267	8,250,791
Visa, Inc. (Class A Stock)(a)	829,376	71,094,111

		79,344,902

Computers — 5.9%
Accenture PLC (Ireland) (Class A Stock)	492,408	25,940,053
Apple, Inc.*	259,851	99,050,004

		124,990,057

Cosmetics/Personal Care — 1.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	444,725	39,064,644

Diversified Machinery — 2.3%
Cummins, Inc.	349,090	28,506,689
Rockwell Automation, Inc.	347,691	19,470,696

		47,977,385

Diversified Manufacturing — 3.1%
Danaher Corp.	982,673	41,213,306
Eaton Corp.	707,205	25,105,778

		66,319,084

Electronics — 1.0%
Agilent Technologies, Inc.*	705,526	22,047,688

Entertainment & Leisure — 2.4%
Wynn Resorts Ltd	441,266	50,780,891

Internet — 12.0%
Amazon.com, Inc.*(a)	340,781	73,687,076
Baidu, Inc. (Cayman Islands), ADR*	667,881	71,403,158
Google, Inc. (Class A Stock)*	44,669	22,976,840
priceline.com, Inc.*(a)	169,031	75,972,673
Youku.com, Inc. (Cayman Islands), ADR*(a)	672,086	10,995,327

		255,035,074

Investment Company — 1.3%
Hutchison Port Holdings Trust (Singapore)	39,344,000	26,557,200

Media — 2.8%
British Sky Broadcasting Group PLC (United Kingdom)	1,401,481	14,434,113
Time Warner, Inc.(a)	1,472,411	44,128,158

		58,562,271

	Shares	Value
COMMON STOCKS (Continued)
Metal Fabricate/Hardware — 2.3%
Precision Castparts Corp.	314,988	$48,968,034

Mining — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	148,493	4,521,612

Oil & Gas — 6.0%
Continental Resources, Inc.*	146,985	7,109,664
Halliburton Co.	1,667,180	50,882,334
National Oilwell Varco, Inc.(a)	362,494	18,566,943
Occidental Petroleum Corp.	705,183	50,420,584

		126,979,525

Pharmaceuticals — 2.7%
Allergan, Inc.	254,094	20,932,264
Mead Johnson Nutrition Co.(a)	511,769	35,225,060

		56,157,324

Railroads — 2.3%
Union Pacific Corp.	589,614	48,153,775

Restaurants — 3.6%
McDonald’s Corp.	857,648	75,318,647

Retail — 15.6%
AutoZone, Inc.*(a)	30,496	9,734,018
Cie Financiere Richemont SA (Switzerland), ADR	12,518,872	55,333,414
O’Reilly Automotive, Inc.*(a)	370,408	24,680,285
Starbucks Corp.	1,884,698	70,280,388
Tiffany & Co.	437,794	26,626,631
TJX Cos., Inc. (The)	1,700,823	94,344,652
Yum! Brands, Inc.	997,411	49,262,129

		330,261,517

Software — 3.1%
Check Point Software Technologies Ltd. (Israel)*(a)	420,563	22,188,904
Red Hat, Inc.*(a)	531,711	22,470,107
salesforce.com, Inc.*(a)	191,992	21,940,846

		66,599,857

TOTAL COMMON STOCKS (cost $1,878,800,086)		1,975,740,345

PREFERRED STOCK — 0.4%
Banks
Wells Fargo & Co., 8.000% (cost $5,673,164)	297,374	8,201,575

TOTAL LONG-TERM INVESTMENTS (cost $1,884,473,250)		1,983,941,920

SHORT-TERM INVESTMENT — 13.1% AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $278,780,867; includes $144,120,203 of cash collateral for securities on loan)(b)(w)	278,780,867	278,780,867

AST MARSICO CAPITAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Value
TOTAL INVESTMENTS — 106.7% (cost $2,163,254,117)	$2,262,722,787
Liabilities in excess of other assets — (6.7)%	(143,015,873)

NET ASSETS — 100.0%	$2,119,706,914

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending
settlement, is $136,189,645; cash collateral of
$144,120,203 (included with liabilities) was received with
which the Portfolio purchased highly liquid short-term
investments.
(b)	Represents security, or a portion thereof, purchased with
cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the
Portfolio, also serves as manager of the Prudential
Investment Portfolios 2 - Prudential Core Taxable Money
Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,961,306,232	$14,434,113	$—
Preferred Stock	8,201,575	—	—
Affiliated Money Market Mutual Fund	278,780,867	—	—

Total	$2,248,288,674	$14,434,113	$—

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS
Austria — 0.6%
Erste Group Bank AG	44,246	$1,128,445

Bermuda — 0.2%
Credicorp Ltd.	4,430	408,446

Brazil — 0.5%
Banco Santander Brasil SA, ADS	113,225	828,807

Canada — 1.7%
Canadian National Railway Co.	46,919	3,123,867

Czech Republic — 0.5%
Komercni Banka A/S	5,098	945,523

Denmark — 0.5%
Carlsberg A/S (Class B Stock)	14,762	874,785

France — 9.5%
Air Liquide SA	15,740	1,838,047
AXA SA	75,750	985,495
Danone SA	52,905	3,252,236
Dassault Systemes SA	19,154	1,352,559
Legrand SA	70,975	2,212,599
LVMH Moet Hennessy Louis Vuitton SA	22,548	2,976,337
Pernod-Ricard SA	26,285	2,057,917
Schneider Electric SA	50,318	2,692,789

		17,367,979

Germany — 6.9%
Bayer AG	54,267	2,994,654
Beiersdorf AG	13,302	711,781
Deutsche Boerse AG*	23,532	1,190,141
Linde AG	42,245	5,652,935
Merck KGaA	24,286	1,989,227

		12,538,738

India — 0.4%
ICICI Bank Ltd., ADR(a)	22,790	791,269

Ireland — 2.0%
Accenture PLC (Class A Stock)	67,821	3,572,810

Japan — 5.3%
Aeon Credit Service Co. Ltd.	39,100	601,525
Canon, Inc.	48,900	2,220,356
Hoya Corp.	83,400	1,933,592
INPEX Corp.	280	1,719,507
Kao Corp.	20,200	562,658
Lawson, Inc.	10,400	588,694
Shin-Etsu Chemical Co. Ltd.	40,700	1,996,483

		9,622,815

Netherlands — 4.8%
Akzo Nobel NV	57,907	2,555,282
Heineken NV	99,810	4,484,971
Schlumberger Ltd.	16,554	988,770
TNT Express NV	89,658	626,901

		8,655,924

South Korea — 1.1%
Samsung Electronics Co. Ltd.	2,976	2,078,011

Spain — 0.2%
Red Electrica Corp. SA	9,684	441,288

Sweden — 1.7%
Hennes & Mauritz AB (Class B Stock)	32,859	983,859

	Shares	Value
COMMON STOCKS (Continued)
Sweden (cont’d.)
Svenska Cellulosa AB SCA (Class B Stock)	172,992	$2,106,352

		3,090,211

Switzerland — 8.8%
Compagnie Financiere Richemont SA
(Class A Stock)	42,859	1,909,170
Givaudan SA*	578	450,779
Julius Baer Group Ltd.*	52,607	1,758,030
Kuehne & Nagel International AG	4,640	520,762
Nestle SA	108,540	5,975,420
Roche Holding AG	10,500	1,695,877
Sonova Holding AG*	10,400	943,643
Swiss Re Ltd.*	25,255	1,184,734
UBS AG*	139,971	1,601,068

		16,039,483

United Kingdom — 11.2%
Burberry Group PLC	37,970	689,511
Compass Group PLC	251,778	2,031,253
Diageo PLC	218,807	4,171,925
Ladbrokes PLC	202,137	373,645
Reckitt Benckiser Group PLC	97,970	4,963,965
Royal Dutch Shell PLC (Class A Stock)	25,054	772,594
Smiths Group PLC	38,240	590,140
Standard Chartered PLC	112,139	2,237,290
Tesco PLC	225,043	1,318,211
William Hill PLC	300,841	1,055,223
WPP PLC	225,937	2,092,751

		20,296,508

United States — 42.4%
3M Co.(a)	44,698	3,208,869
American Express Co.	40,890	1,835,961
Amphenol Corp. (Class A Stock)	33,781	1,377,251
Autodesk, Inc.*	41,292	1,147,092
Bank of New York Mellon Corp. (The)	134,443	2,499,295
Cisco Systems, Inc.	172,423	2,670,832
Colgate-Palmolive Co.(a)	30,883	2,738,704
DENTSPLY International, Inc.	50,944	1,563,471
Dr. Pepper Snapple Group, Inc.	38,958	1,510,791
Goldman Sachs Group, Inc. (The)	19,445	1,838,525
Harley-Davidson, Inc.	15,814	542,895
Honeywell International, Inc.	73,490	3,226,947
J.M. Smucker Co. (The)(a)	23,713	1,728,441
Johnson & Johnson	25,753	1,640,724
Medtronic, Inc.	86,641	2,879,947
Microchip Technology, Inc.(a)	28,274	879,604
National Oilwell Varco, Inc.	28,083	1,438,411
NIKE, Inc. (Class B Stock)	21,136	1,807,339
Omnicom Group, Inc.	61,002	2,247,314
Oracle Corp.	149,047	4,283,611
PepsiCo, Inc.	10,890	674,091
Praxair, Inc.	17,769	1,661,046
Procter & Gamble Co. (The)(a)	32,950	2,081,781
Rockwell Automation, Inc.	7,093	397,208
Sally Beauty Holdings, Inc.*	44,130	732,558
Sherwin-Williams Co. (The)(a)	22,448	1,668,335
St. Jude Medical, Inc.	67,596	2,446,299
State Street Corp.	92,752	2,982,904
Synthes, Inc., 144A	1,960	317,874
Target Corp.	49,313	2,418,310

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Thermo Fisher Scientific, Inc.*	55,276	$2,799,177
United Parcel Service, Inc. (Class B Stock)(a)	47,070	2,972,470
United Technologies Corp.	28,604	2,012,577
Urban Outfitters, Inc.*(a)	41,375	923,490
Visa, Inc. (Class A Stock)	33,177	2,843,932
Walgreen Co.	84,109	2,766,345
Walt Disney Co. (The)	146,418	4,415,967
Waters Corp.*(a)	27,021	2,039,815

		77,220,203

TOTAL LONG-TERM INVESTMENTS (cost $194,147,569)		179,025,112

SHORT-TERM INVESTMENT — 5.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $9,535,113; includes $9,534,285 of cash collateral for securities on loan)(b)(w)	9,535,113	9,535,113

Value
TOTAL INVESTMENTS — 103.5% (cost $203,682,682)	$188,560,225
Liabilities in excess of other assets — (3.5)%	(6,441,265)

NET ASSETS — 100.0%	$182,118,960

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securiites Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A are deemed to be liquid.
ADR	American Depositary Receipt
ADS	American Depositary Security
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,021,236; cash collateral of $9,534,285 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Austria	$—	$1,128,445	$—
Bermuda	408,446	—	—
Brazil	828,807	—	—
Canada	3,123,867	—	—
Czech Republic	—	945,523	—
Denmark	—	874,785	—
France	—	17,367,979	—
Germany	1,190,141	11,348,597	—
India	791,269	—	—
Ireland	3,572,810	—	—
Japan	—	9,622,815	—
Netherlands	6,100,642	2,555,282	—
South Korea	—	2,078,011	—
Spain	—	441,288	—
Sweden	—	3,090,211	—
Switzerland	1,184,734	14,854,749	—
United Kingdom	—	20,296,508	—
United States	77,220,203	—	—
Affiliated Money Market Mutual Fund	9,535,113	—	—

Total	$103,956,032	$84,604,193	$—

Fair Value of Level 2 investments at 12/31/10 was $0. $97,743,956 was transferred into Level 2 from Level 1 at 9/30/11 as a result of using third-party vendor modeling tools due to significant market movements between the time at which the Portfolio valued its securities and the earlier

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2011 were as follows:

Chemicals	10.3%
Food	7.8
Beverages	7.6
Banks	7.1
Retail & Merchandising	6.7
Computer Services & Software	5.7
Medical Supplies & Equipment	5.4
Affiliated Money Market Mutual Fund (5.2% represents investments purchased with collateral from securities on loan)	5.2
Consumer Products & Services	4.6
Diversified Manufacturing	3.9
Electronic Components & Equipment	3.7
Entertainment & Leisure	3.5
Oil & Gas	2.7
Electronics	2.7
Transportation	2.3
Financial Services	2.2

Pharmaceuticals	2.0%
Diversified Financial Services	2.0
Conglomerates	1.8
Railroads	1.7
Semiconductors	1.6
Commercial Services	1.6
Cosmetics/Personal Care	1.5
Telecommunications	1.5
Advertising	1.2
Office Equipment	1.2
Insurance	1.2
Paper & Forest Products	1.1
Media	1.1
Aerospace & Defense	1.1
Industrial Products	1.1
Clothing & Apparel	0.4

103.5
Liabilities in excess of other assets	(3.5)

100.0%

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.9%
COMMON STOCKS
Advertising — 0.3%
Interpublic Group of Cos., Inc. (The)	439,220	$3,162,384

Aerospace & Defense — 1.1%
Goodrich Corp.	89,710	10,826,203

Automotive Parts & Equipment — 0.7%
Johnson Controls, Inc.	269,760	7,113,571

Banks — 0.4%
Goldman Sachs Group, Inc. (The)	44,580	4,215,039

Beverages — 3.6%
Coca-Cola Co. (The)	223,210	15,080,068
Coca-Cola Enterprises, Inc.	164,680	4,097,238
Diageo PLC (United Kingdom)	593,401	11,314,194
Green Mountain Coffee Roasters, Inc.*(a)	54,337	5,050,081

		35,541,581

Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc.*	181,040	11,597,422
Celgene Corp.*	208,067	12,883,509

		24,480,931

Building Materials — 0.3%
Owens Corning*	132,520	2,873,034

Chemicals — 2.0%
Airgas, Inc.	95,820	6,115,232
Celanese Corp. (Class A Stock)	109,530	3,563,011
Praxair, Inc.	106,676	9,972,072

		19,650,315

Commercial Services — 2.7%
FleetCor Technologies, Inc.*	83,930	2,204,002
MasterCard, Inc. (Class A Stock)	49,040	15,553,526
Verisk Analytics, Inc. (Class A Stock)*	278,970	9,699,787

		27,457,315

Computer Hardware — 8.3%
Apple, Inc.*	191,030	72,816,815
International Business Machines Corp.	59,480	10,410,784

		83,227,599

Computer Services & Software — 6.2%
Autodesk, Inc.*	270,950	7,526,991
Cerner Corp.*(a)	111,490	7,639,295
Cognizant Technology Solutions Corp.
(Class A Stock)*	154,750	9,702,825
EMC Corp.*	1,294,610	27,173,865
Red Hat, Inc.*	176,170	7,444,944
VeriFone Systems, Inc.*	62,040	2,172,641

		61,660,561

Computers — 1.1%
Accenture PLC (Ireland) (Class A Stock)	210,350	11,081,238

Conglomerates — 1.2%
Honeywell International, Inc.	265,700	11,666,887

Construction — 0.8%
Fluor Corp.(a)	168,690	7,852,520

Cosmetics & Toiletries — 1.5%
Colgate-Palmolive Co.	163,740	14,520,463

Diversified Financial Services — 1.3%
Affiliated Managers Group, Inc.*(a)	104,340	8,143,737

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
BlackRock, Inc.	33,427	$4,947,530

		13,091,267

Entertainment & Leisure — 0.3%
Carnival Corp. (Panama)(a)	84,210	2,551,563

Environmental Control — 0.7%
Stericycle, Inc.*	83,840	6,767,565

Farming & Agriculture — 0.7%
Monsanto Co.	124,410	7,469,576

Financial – Brokerage — 1.3%
Visa, Inc. (Class A Stock)	148,763	12,751,964

Financial Services — 0.3%
MSCI, Inc. (Class A Stock)*	84,240	2,554,999

Food — 1.0%
Danone SA (France)	112,604	6,922,120
General Mills, Inc.	76,610	2,947,187

		9,869,307

Hand/Machine Tools — 0.5%
Stanley Black & Decker, Inc.	95,350	4,681,685

Healthcare Products — 2.7%
Becton, Dickinson and Co.	86,246	6,323,557
Cooper Cos., Inc. (The)	74,100	5,865,015
Covidien PLC (Ireland)	263,080	11,601,828
IDEXX Laboratories, Inc.*(a)	48,230	3,326,423

		27,116,823

Holding Companies – Diversified — 0.4%
LVMH Moet Hennessy Louis Vuitton SA (France)	31,639	4,176,349

Hotels & Motels — 0.4%
Las Vegas Sands Corp.*	115,510	4,428,653

Internet Services — 6.9%
Amazon.com, Inc.*	91,555	19,796,938
Baidu, Inc. (Cayman Islands), ADR*	20,542	2,196,145
Google, Inc. (Class A Stock)*	71,488	36,771,997
priceline.com, Inc.*	15,342	6,895,615
VeriSign, Inc.	117,090	3,349,945

		69,010,640

Lodging — 0.5%
Wynn Resorts Ltd.	41,715	4,800,562

Machinery & Equipment — 2.0%
Joy Global, Inc	33,700	2,102,206
Thermo Fisher Scientific, Inc.*	345,777	17,510,147

		19,612,353

Media — 4.6%
Comcast Corp. (Special Class A Stock)(a)	441,980	9,144,566
DIRECTV (Class A Stock)*(a)	205,488	8,681,868
Discovery Communications, Inc. (Class A Stock)*(a)	169,530	6,377,719
Viacom, Inc. (Class B Stock)	404,970	15,688,538
Walt Disney Co. (The)	206,080	6,215,373

		46,108,064

Medical Supplies & Equipment — 1.1%
Abbott Laboratories	209,950	10,736,843

Metals & Mining — 1.9%
Precision Castparts Corp.	119,204	18,531,454

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Miscellaneous Manufacturing — 3.4%
Danaher Corp.	716,160	$30,035,750
Polypore International, Inc.*(a)	70,630	3,992,008

		34,027,758

Networking/Telecom Equipment — 2.5%
QUALCOMM, Inc.	512,417	24,918,839

Oil & Gas — 5.4%
Apache Corp.	42,553	3,414,453
Cabot Oil & Gas Corp.	55,520	3,437,243
EOG Resources, Inc.	60,740	4,313,147
EQT Corp.	119,870	6,396,263
Halliburton Co.	140,370	4,284,092
Newfield Exploration Co.*	59,350	2,355,602
Noble Energy, Inc.	120,360	8,521,488
Occidental Petroleum Corp.	132,910	9,503,065
Schlumberger Ltd. (Netherlands)	195,672	11,687,489

		53,912,842

Oil & Gas Services — 2.6%
Cameron International Corp.*	309,770	12,867,846
Dresser-Rand Group, Inc.*(a)	156,800	6,355,104
FMC Technologies, Inc.*	92,560	3,480,256
National Oilwell Varco, Inc.	57,140	2,926,711

		25,629,917

Pharmaceuticals — 3.9%
Allergan, Inc.	115,370	9,504,181
AmerisourceBergen Corp.(a)	263,820	9,832,571
Mead Johnson Nutrition Co.	185,140	12,743,186
Teva Pharmaceutical Industries Ltd. (Israel), ADR	175,850	6,545,137

		38,625,075

Real Estate — 0.3%
Jones Lang LaSalle, Inc.	56,830	2,944,362

Restaurants — 1.8%
McDonald’s Corp.	106,026	9,311,203
Starbucks Corp.	227,490	8,483,102

		17,794,305

Retail — 4.2%
Abercrombie & Fitch Co. (Class A Stock)	71,030	4,372,607
Dollar General Corp.*(a)	160,910	6,075,962
PetSmart, Inc.	123,500	5,267,275
PVH Corp.	39,750	2,315,040
Ross Stores, Inc.	127,841	10,059,808
Tiffany & Co.	92,440	5,622,201
Tractor Supply Co.	62,420	3,904,371
Urban Outfitters, Inc.*(a)	212,620	4,745,678

		42,362,942

Retail & Merchandising — 4.1%
Costco Wholesale Corp.	138,920	11,408,110
Kohl’s Corp.	138,730	6,811,643
NIKE, Inc. (Class B Stock)	65,030	5,560,715
Target Corp.	358,190	17,565,638

		41,346,106

Semiconductors — 1.6%
ASML Holding NV (Netherlands)(a)	196,198	6,776,680

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors (cont’d.)
Broadcom Corp. (Class A Stock)*	278,384	$9,267,403

		16,044,083

Software — 5.7%
Check Point Software Technologies Ltd. (Israel)*(a)	326,280	17,214,533
Oracle Corp.	1,059,490	30,449,743
salesforce.com, Inc.*	78,858	9,011,892

		56,676,168

Telecommunications — 2.5%
American Tower Corp. (Class A Stock)*	453,360	24,390,768
JDS Uniphase Corp.*	93,560	932,793

		25,323,561

Tobacco — 1.2%
Philip Morris International, Inc.	197,670	12,330,655

Transportation — 1.5%
Expeditors International of Washington, Inc.	199,820	8,102,701
Kansas City Southern*(a)	144,650	7,226,714

		15,329,415

TOTAL LONG-TERM INVESTMENTS (cost $1,044,736,549)		996,855,336

SHORT-TERM INVESTMENT — 9.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $95,101,072; includes $94,018,817 of cash collateral received for securities on loan)(b)(w)	95,101,072	95,101,072

TOTAL INVESTMENTS — 109.4% (cost $1,139,837,621)		1,091,956,408
Liabilities in excess of other assets — (9.4)%		(94,073,896)

NET ASSETS — 100.0%		$997,882,512

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $88,976,676; cash collateral of $94,018,817 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$974,442,673	$22,412,663	$—
Affiliated Money Market Mutual Fund	95,101,072	—	—

Total	$1,069,543,745	$22,412,663	$—

AST MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS
Aerospace & Defense — 4.0%
Goodrich Corp.	42,600	$5,140,968
Northrop Grumman Corp.	14,128	736,916
TransDigm Group, Inc.*	78,257	6,391,249

		12,269,133

Automotive Parts — 2.4%
BorgWarner, Inc.*(a)	119,100	7,209,123

Banks — 2.8%
KeyCorp.	403,200	2,390,976
M&T Bank Corp.(a)	44,400	3,103,560
Northern Trust Corp.	47,300	1,654,554
TCF Financial Corp.	162,300	1,486,668

		8,635,758

Biotechnology — 1.0%
Life Technologies Corp.*	82,100	3,155,103

Building Materials — 0.4%
Masco Corp.	154,000	1,096,480

Chemicals — 1.9%
Eastman Chemical Co.	39,600	2,713,788
Valspar Corp. (The)	100,800	3,145,968

		5,859,756

Clothing & Apparel — 1.5%
VF Corp.(a)	38,200	4,642,064

Commercial Services — 1.5%
Convergys Corp.*	335,100	3,143,238
PHH Corp.*(a)	94,900	1,525,992

		4,669,230

Computer Services & Software — 5.5%
Autodesk, Inc.*	58,200	1,616,796
Computer Sciences Corp.	231,387	6,212,742
Global Payments, Inc.	55,300	2,233,567
Intuit, Inc.	86,100	4,084,584
Synopsys, Inc.*	108,400	2,640,624

		16,788,313

Construction — 3.3%
D.R. Horton, Inc.(a)	229,900	2,078,296
Pulte Group, Inc.*(a)	383,100	1,513,245
URS Corp.*	218,300	6,474,778

		10,066,319

Consumer Products & Services — 0.7%
Scotts Miracle-Gro Co. (The) (Class A Stock)(a)	50,400	2,247,840

Containers & Packaging — 3.6%
Bemis Co., Inc.	158,400	4,642,704
Sonoco Products Co.	220,754	6,231,885

		10,874,589

Diversified — 2.6%
AptarGroup, Inc.	73,350	3,276,544
Dover Corp.(a)	98,600	4,594,760

		7,871,304

Electronic Components — 0.8%
Flextronics International Ltd. (Singapore)*	401,600	2,261,008

	Shares	Value
COMMON STOCKS (Continued)
Energy Delivery — 0.7%
Integrys Energy Group, Inc.(a)	46,100	$2,241,382

Entertainment & Leisure — 1.5%
Brunswick Corp.(a)	326,600	4,585,464

Financial – Bank & Trust — 2.0%
Astoria Financial Corp.	188,150	1,446,874
Bank of Hawaii Corp.	129,700	4,721,080

		6,167,954

Financial Services — 3.3%
Eaton Vance Corp.(a)	89,300	1,988,711
IntercontinentalExchange, Inc.*	33,400	3,949,884
Jefferies Group, Inc.(a)	134,000	1,662,940
Raymond James Financial, Inc.	87,675	2,276,043

		9,877,578

Food Products — 1.0%
Sara Lee Corp.	189,854	3,104,114

Gas Utilities — 1.0%
Energen Corp.	37,000	1,512,930
UGI Corp.	59,600	1,565,692

		3,078,622

Healthcare Equipment & Services — 1.7%
Express Scripts, Inc.*	138,300	5,126,781

Healthcare Providers & Services — 0.8%
Covance, Inc.*(a)	52,600	2,390,670

Hotels, Restaurants & Leisure — 3.1%
International Game Technology	127,200	1,848,216
Wyndham Worldwide Corp.	107,100	3,053,421
Yum! Brands, Inc.	88,900	4,390,771

		9,292,408

Industrial Conglomerates — 1.5%
Carlisle Cos., Inc.	146,231	4,661,844

Insurance — 8.3%
Allstate Corp. (The)	260,300	6,166,507
Arch Capital Group Ltd. (Bermuda)*(a)	98,200	3,208,685
HCC Insurance Holdings, Inc.	172,700	4,671,535
Lincoln National Corp.	388,414	6,070,911
Progressive Corp. (The)	154,500	2,743,920
Reinsurance Group of America, Inc.	49,300	2,265,335

		25,126,893

Leisure Equipment & Products — 1.4%
Mattel, Inc.(a)	158,600	4,106,154

Machinery & Equipment — 4.1%
Cummins, Inc.	77,300	6,312,318
Joy Global, Inc.	62,400	3,892,512
Snap-on, Inc.(a)	47,700	2,117,880

		12,322,710

Manufacturing — 0.6%
Harsco Corp.(a)	86,300	1,673,357

Medical Supplies & Equipment — 0.8%
C.R. Bard, Inc.	26,200	2,293,548

Metals & Mining — 0.8%
Allegheny Technologies, Inc.	65,600	2,426,544

Office Equipment — 1.0%
Steelcase, Inc. (Class A Stock)	490,300	3,093,793

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels — 7.4%
Chesapeake Energy Corp.	92,200	$2,355,710
Helix Energy Solutions Group, Inc.*(a)	137,500	1,801,250
Murphy Oil Corp.	70,600	3,117,696
Newfield Exploration Co.*	95,200	3,778,488
ONEOK, Inc.	49,300	3,255,772
QEP Resources, Inc.(a)	109,300	2,958,751
SEACOR Holdings, Inc.(a)	39,000	3,128,190
Whiting Petroleum Corp.*	58,300	2,045,164

		22,441,021

Printing & Publishing — 1.9%
RR Donnelley & Sons Co.(a)	403,968	5,704,028

Real Estate Investment Trusts — 5.0%
Boston Properties, Inc.	32,500	2,895,750
Capstead Mortgage Corp.(a)	118,573	1,368,332
Duke Realty Corp.(a)	588,738	6,181,749
Entertainment Properties Trust(a)	40,400	1,574,792
Health Care REIT, Inc.(a)	65,685	3,074,058

		15,094,681

Restaurants — 2.0%
Darden Restaurants, Inc.(a)	138,800	5,933,700

Retail & Merchandising — 2.5%
Ruddick Corp.	80,296	3,130,741
TJX Cos., Inc. (The)	82,800	4,592,916

		7,723,657

Semiconductors — 1.7%
International Rectifier Corp.*	99,900	1,860,138
Xilinx, Inc.(a)	120,800	3,314,752

		5,174,890

Telecommunication Services — 0.8%
Harris Corp.(a)	69,000	2,357,730

Telecommunications — 3.5%
American Tower Corp. (Class A Stock)*	118,100	6,353,780
Comtech Telecommunications Corp.(a)	113,194	3,179,619
NII Holdings, Inc.*	44,000	1,185,800

		10,719,199

Transportation — 3.5%
CSX Corp.	206,100	3,847,887
GATX Corp.	63,800	1,977,162
Werner Enterprises, Inc.	233,815	4,870,366

		10,695,415

Utilities — 3.1%
PG&E Corp.	112,100	4,742,951
Pinnacle West Capital Corp.	111,000	4,766,340

		9,509,291

TOTAL LONG-TERM INVESTMENTS (cost $302,143,418)		294,569,448

	Shares	Value
SHORT-TERM INVESTMENT — 33.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $102,395,049; includes $81,339,791 of cash collateral for securities on loan)(b)(w)	102,395,049	$102,395,049

TOTAL INVESTMENTS — 130.7% (cost $404,538,467)		396,964,497
Liabilities in excess of other assets — (30.7)%		(93,264,973)

NET ASSETS — 100.0%		$303,699,524

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $77,248,537; cash collateral of $81,339,791 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$294,569,448	$—	$—
Affiliated Money Market Mutual Fund	102,395,049	—	—

Total	$396,964,497	$—	$—

AST MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT — 14.7%
Bank of Nova Scotia	0.537%	(c)	06/11/12	$3,000	$3,003,963
Bank of Tokyo-Mitsubishi UFJ Ltd	0.250%		10/21/11	36,000	36,000,000
BNP Paribas	0.401%	(c)	10/20/11	19,000	19,000,000
Branch Banking and Trust Co.	0.210%		11/03/11	26,000	26,000,000
Branch Banking and Trust Co.	0.210%		11/07/11	25,000	25,000,000
Nordea Bank Finland PLC	0.240%		11/01/11	10,000	9,999,980
Nordea Bank Finland PLC	0.240%		11/01/11	8,000	8,000,000
Nordea Bank Finland PLC	0.507%	(c)	02/03/12	5,800	5,805,082
Norinchukin Bank	0.310%		11/04/11	25,000	25,000,000
Rabobank Nederland NV	0.330%		02/06/12	17,000	17,000,000
Royal Bank of Canada	0.279%	(c)	02/14/12	30,000	30,000,000
State Street Bank & Trust Co.	0.250%		12/08/11	28,000	28,000,000
Sumitomo Mitsui Banking Corp.	0.290%		11/16/11	58,000	58,000,000
Svenska Handelsbanken AB	0.200%		10/14/11	50,000	49,999,235
Svenska Handelsbanken AB	0.380%		02/03/12	19,000	19,000,000
Toronto Dominion Bank	0.307%	(c)	10/28/11	26,000	26,000,000
UBS AG	0.295%		11/10/11	17,000	17,000,000

TOTAL CERTIFICATES OF DEPOSIT (cost $402,808,260)					402,808,260

COMMERCIAL PAPER — 34.2%
ABN AMRO Funding USA LLC, 144A(n)	0.250%		10/03/11	54,000	54,000,000
ABN AMRO Funding USA LLC, 144A(n)	0.310%		11/09/11	16,000	15,994,902
AXA Financial, Inc., 144A(n)	0.210%		11/01/11	13,000	12,997,801
BHP Billiton Finance (USA) Ltd., 144A(n)	0.110%		10/17/11	8,000	7,999,658
BHP Billiton Finance (USA) Ltd., 144A(n)	0.125%		10/11/11	6,000	5,999,833
BHP Billiton Finance (USA) Ltd., 144A(n)	0.130%		10/18/11	7,000	6,999,621
BHP Billiton Finance (USA) Ltd., 144A(n)	0.140%		11/15/11	65,000	64,989,131
Commonwealth Bank of Australia, 144A(n)	0.255%		11/18/11	50,000	49,983,708
Commonwealth Bank of Australia, 144A(n)	0.300%		01/17/12	20,000	19,982,333
DNB NOR Bank ASA, 144A(n)	0.280%		12/08/11	15,000	14,992,300
Electricite de France, 144A(n)	0.200%		10/03/11	24,000	24,000,000
GDF Suez, 144A(n)	0.200%		10/03/11	6,000	6,000,000
GDF Suez, 144A(n)	0.200%		10/12/11	18,000	17,999,100
Hewlett-Packard, 144A(n)	0.150%		10/17/11	10,000	9,999,417
HSBC USA, Inc.(n)	0.140%		10/12/11	7,000	6,999,755
HSBC USA, Inc.(n)	0.140%		10/13/11	23,000	22,999,106
ING (US) Funding LLC(n)	0.155%		10/03/11	9,000	9,000,000
ING (US) Funding LLC(n)	0.360%		12/21/11	13,000	12,989,730
International Finance Corp.(n)	0.070%		11/22/11	31,000	30,996,986
Mizuho Funding LLC (Japan), 144A(n)	0.323%		12/06/11	17,000	16,990,253
National Australia Funding, 144A(n)	0.210%		10/05/11	35,000	34,999,592
New York Life Capital Corp., 144A(n)	0.110%		10/07/11	28,500	28,499,652
New York Life Capital Corp., 144A(n)	0.150%		11/14/11	34,000	33,994,050
Old Line Funding LLC, 144A(n)	0.170%		10/07/11	11,000	10,999,792
Old Line Funding LLC, 144A(n)	0.170%		10/12/11	18,299	18,298,222
Old Line Funding LLC, 144A(n)	0.200%		11/09/11	20,000	19,995,889
Old Line Funding LLC, 144A(n)	0.210%		11/15/11	5,000	4,998,746
Old Line Funding LLC, 144A(n)	0.220%		11/02/11	7,000	6,998,717
Old Line Funding LLC, 144A(n)	0.220%		11/21/11	10,000	9,997,006
Old Line Funding LLC, 144A(n)	0.230%		12/02/11	6,000	5,997,700
Paccar Financial Corp.(n)	0.110%		10/05/11	24,600	24,599,850
Paccar Financial Corp.(n)	0.200%		11/10/11	22,350	22,345,282
Procter & Gamble International Funding SCA, 144A(n)	0.040%		10/19/11	7,500	7,499,867
Rabobank USA Financial Corp.(n)	0.190%		10/13/11	39,000	38,997,942
Rabobank USA Financial Corp.(n)	0.330%		12/12/11	14,000	13,991,017
Skandinaviska Enskilda Banken, 144A(n)	0.360%		11/22/11	15,000	14,992,500
Skandinaviska Enskilda Banken, 144A(n)	0.385%		12/01/11	14,500	14,490,851

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
Standard Chartered Bank, 144A(n)	0.230%		10/14/11	$28,000	$27,998,032
Standard Chartered Bank, 144A(n)	0.270%		11/04/11	7,000	6,998,320
State Street Corp.(n)	0.150%		10/11/11	12,000	11,999,600
Straight-A Funding LLC, 144A(n)	0.160%		10/04/11	25,000	24,999,889
Swedbank AB (Sweden)(n)	0.300%		10/03/11	25,000	25,000,000
Total Capital Canada Ltd., 144A(n)	0.070%		10/14/11	7,000	6,999,850
Total Capital Canada Ltd., 144A(n)	0.085%		10/21/11	13,000	12,999,446
Total Capital Canada Ltd., 144A(n)	0.090%		10/21/11	14,000	13,999,370
Toyota Motor Credit Corp.(n)	0.200%		10/21/11	47,500	47,495,250
Toyota Motor Credit Corp.(n)	0.220%		10/21/11	29,000	28,996,810
US Bank National Assoc.	0.150%		10/17/11	10,000	10,000,000

TOTAL COMMERCIAL PAPER (cost $941,096,876)					941,096,876

LOAN PARTICIPATION — 0.6%
Archer-Daniels-Midland Co. (cost $16,000,000)(g)(n)	0.200%		10/27/11	16,000	16,000,000

OTHER INSTRUMENTS - AGENCY BONDS — 3.9%
Bank of America NA, FDIC Gtd. Notes	3.125%		06/15/12	15,000	15,300,425
General Electric Capital Corp., FDIC Gtd. Notes, MTN	2.250%		03/12/12	13,000	13,108,226
General Electric Capital Corp., FDIC Gtd. Notes, MTN	3.000%		12/09/11	50,000	50,240,796
JPMorgan Chase & Co., FDIC Gtd. Notes	0.982%	(c)	12/02/11	3,800	3,804,811
JPMorgan Chase & Co., FDIC Gtd. Notes	3.125%		12/01/11	14,471	14,540,303
Wells Fargo & Co., FDIC Gtd. Notes	1.187%	(c)	12/09/11	11,000	11,018,207

TOTAL OTHER INSTRUMENTS - AGENCY BONDS (cost $108,012,768)					108,012,768

REPURCHASE AGREEMENTS(m) — 15.0%
Barclays Capital, Inc., 0.070%, dated 09/28/11, due 10/05/11 in the amount of $54,000,735				54,000	54,000,000
BNP Paribas Securities, 0.110%, dated 09/27/11, due 10/04/11 in the amount of $25,000,535				25,000	25,000,000
Credit Suisse Securities (USA) LLC, 0.080%, dated 09/30/11, due 10/07/11 in the amount of $36,000,560				36,000	36,000,000
Deutsche Bank Securities, Inc., 0.050%, dated 09/30/11, due 10/03/11 in the amount of $115,000,479				115,000	115,000,000
Deutsche Bank Securities, Inc., 0.100%, dated 09/27/11, due 10/04/11 in the amount of $36,000,700				36,000	36,000,000
Goldman Sachs Group, Inc., 0.100%, dated 09/28/11, due 10/05/11 in the amount of $48,000,933				48,000	48,000,000
HSBC Securities (USA), Inc., 0.090%, dated 09/30/11, due 10/03/11 in the amount of $98,824,741				98,824	98,824,000

TOTAL REPURCHASE AGREEMENTS (cost $412,824,000)					412,824,000

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
TIME DEPOSIT — 0.8%
US Bank National Assoc. (cost $22,000,000)(n)	0.150%		10/03/11	$22,000	$22,000,000

U.S. GOVERNMENT AGENCY/SUPRA NATIONAL OBLIGATIONS — 27.7%
Federal Farm Credit Bank	0.176%	(c)	12/08/11	5,600	5,599,694
Federal Farm Credit Bank	0.224%	(c)	10/07/11	40,000	40,000,134
Federal Home Loan Bank(n)	0.080%		10/21/11	13,000	12,999,480
Federal Home Loan Bank(n)	0.100%		10/07/11	38,000	37,999,578
Federal Home Loan Bank(n)	0.100%		10/12/11	16,000	15,999,600
Federal Home Loan Bank	0.120%		11/10/11	24,000	23,999,405
Federal Home Loan Bank	0.120%		01/30/12	13,000	12,999,049
Federal Home Loan Bank(n)	0.160%		05/15/12	29,000	28,971,000
Federal Home Loan Bank(n)	0.160%		06/15/12	34,000	33,961,316
Federal Home Loan Bank	0.200%		05/11/12	27,000	26,996,206
Federal Home Loan Bank	0.240%		10/28/11	25,000	24,999,359
Federal Home Loan Bank	0.625%		01/13/12	40,000	40,058,352
Federal Home Loan Bank	0.785%		11/25/11	2,150	2,152,283
Federal Home Loan Bank	5.625%		11/15/11	1,850	1,862,051
Federal Home Loan Mortgage Corp.(n)	0.070%		11/01/11	25,062	25,060,587
Federal Home Loan Mortgage Corp.(n)	0.070%		11/03/11	22,200	22,198,662
Federal Home Loan Mortgage Corp.(n)	0.070%		11/07/11	34,250	34,247,669
Federal Home Loan Mortgage Corp.(n)	0.090%		01/03/12	40,000	39,990,800
Federal Home Loan Mortgage Corp.(n)	0.100%		01/03/12	50,000	49,987,222
Federal Home Loan Mortgage Corp.(n)	0.140%		11/28/11	6,000	5,998,693
Federal Home Loan Mortgage Corp.(n)	0.150%		12/12/11	7,000	6,997,958
Federal Home Loan Mortgage Corp., MTN	0.142%	(c)	02/02/12	5,916	5,914,800
Federal Home Loan Mortgage Corp., MTN	0.189%	(c)	02/16/12	27,000	27,002,127
Federal National Mortgage Assoc.(n)	0.070%		11/07/11	19,400	19,398,679
Federal National Mortgage Assoc.(n)	0.080%		03/05/12	31,000	30,989,391
Federal National Mortgage Assoc.(n)	0.090%		11/01/11	10,000	9,999,275
Federal National Mortgage Assoc.(n)	0.100%		02/13/12	38,000	37,985,961
Federal National Mortgage Assoc.(n)	0.100%		03/01/12	16,000	15,993,333
Federal National Mortgage Assoc.(n)	0.140%		11/23/11	12,000	11,997,620
Federal National Mortgage Assoc.(n)	0.140%		01/03/12	25,000	24,991,056
Federal National Mortgage Assoc.(n)	0.150%		10/17/11	25,000	24,998,542
Federal National Mortgage Assoc.	0.254%	(c)	08/23/12	16,000	16,009,738
Federal National Mortgage Assoc.	1.000%		11/23/11	22,000	22,021,500
Federal National Mortgage Assoc.	2.000%		01/09/12	20,000	20,096,895

TOTAL U.S. GOVERNMENT AGENCY/SUPRA NATIONAL OBLIGATIONS (cost $760,478,015)					760,478,015

U.S. TREASURY OBLIGATIONS — 3.1%
U.S. Treasury Bills(n)	0.080%		10/20/11	18,000	17,999,320
U.S. Treasury Bills(n)	0.120%		12/01/11	24,500	24,495,382
U.S. Treasury Bills(n)	0.250%		11/17/11	8,000	7,997,500
U.S. Treasury Bills	0.750%		11/30/11	12,000	12,009,001
U.S. Treasury Bills	0.875%		01/31/12	23,500	23,543,227

TOTAL U.S. TREASURY OBLIGATIONS (cost $86,044,430)					86,044,430

TOTAL INVESTMENTS — 100.0% (cost $2,749,264,349)					2,749,264,349
Other assets in excess of liabilities					1,162,253

NET ASSETS — 100.0%					$2,750,426,602

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

FDIC	Federal Deposit Insurance Corp.
MTN	Medium Term Note.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2011.
(g)	Indicates a security that has been deemed illiquid.
(m)	Repurchase agreements are collateralized by United States Treasuries or federal agency obligations.
(n)	Rates shown are the effective yields at purchase date.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$402,808,260	$—
Commercial Paper	—	941,096,876	—
Loan Participation	—	16,000,000	—
Other Instruments - Agency Bonds	—	108,012,768	—
Repurchase Agreements	—	412,824,000	—
Time Deposit	—	22,000,000	—
U.S. Government Agency/Supra National Obligations	—	760,478,015	—
U.S. Treasury Obligations	—	86,044,430	—

Total	$—	$2,749,264,349	$—

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS
Advertising — 0.5%
Focus Media Holding Ltd. (Cayman Islands), ADR*(a)	150,000	$2,518,500

Aerospace — 1.6%
BE Aerospace, Inc.*(a)	112,900	3,738,119
HEICO Corp. (Class A Stock)(a)	80,075	3,942,893

		7,681,012

Automotive Parts — 0.9%
BorgWarner, Inc.*(a)	68,900	4,170,517

Biotechnology — 2.3%
Alexion Pharmaceuticals, Inc.*	165,000	10,569,900

Chemicals — 1.9%
Airgas, Inc.	97,400	6,216,068
Sigma-Aldrich Corp.(a)	44,500	2,749,655

		8,965,723

Clothing & Apparel — 0.9%
Coach, Inc.	85,500	4,431,465

Commercial Services — 2.8%
HMS Holdings Corp.*(a)	257,000	6,268,230
SuccessFactors, Inc.*	57,000	1,310,430
Verisk Analytics, Inc. (Class A Stock)*	156,600	5,444,982

		13,023,642

Computer Hardware — 1.2%
Cognizant Technology Solutions Corp. (Class A Stock)*	92,600	5,806,020

Computer Services & Software — 7.3%
Cerner Corp.*(a)	117,600	8,057,952
Informatica Corp.*	180,500	7,391,475
MICROS Systems, Inc.*	91,600	4,022,156
NetApp, Inc.*(a)	82,700	2,806,838
QLIK Technologies, Inc.*(a)	178,100	3,857,646
Quality Systems, Inc.	47,400	4,597,800
salesforce.com, Inc.*	30,700	3,508,396

		34,242,263

Consumer Products & Services — 1.2%
Church & Dwight Co., Inc.	126,800	5,604,560

Electronic Components — 1.9%
AMETEK, Inc.	160,150	5,280,146
Universal Display Corp.*	73,500	3,523,590

		8,803,736

Electronics — 5.0%
Amphenol Corp. (Class A Stock)	75,600	3,082,212
Gentex Corp.	188,900	4,543,045
National Instruments Corp.	189,150	4,323,969
Sensata Technologies Holding NV (Netherlands)*	207,800	5,498,388
Trimble Navigation Ltd.*	176,300	5,914,865

		23,362,479

Financial – Bank & Trust — 1.3%
IntercontinentalExchange, Inc.*	50,300	5,948,478

Financial Services — 1.0%
Affiliated Managers Group, Inc.*	60,000	4,683,000

Foods — 0.9%
Whole Foods Market, Inc.	61,700	4,029,627

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Products — 2.3%
Edwards Lifesciences Corp.*	65,000	$4,633,200
Masimo Corp.(a)	99,700	2,158,505
NxStage Medical, Inc.*(a)	180,500	3,765,230

		10,556,935

Healthcare Services — 0.4%
DaVita, Inc.*	30,000	1,880,100

Hotels, Restaurants & Leisure — 1.3%
Chipotle Mexican Grill, Inc.*(a)	12,300	3,726,285
Starwood Hotels & Resorts Worldwide, Inc.(a)	55,100	2,138,982

		5,865,267

Household Products/ Wares — 0.5%
Fortune Brands, Inc.*	46,100	2,493,088

Industrial Products — 4.2%
Fastenal Co.(a)	240,100	7,990,528
Precision Castparts Corp.	37,800	5,876,388
Roper Industries, Inc.	80,200	5,526,582

		19,393,498

Internet Services — 1.4%
F5 Networks, Inc.*	28,500	2,024,925
Rackspace Hosting, Inc.*(a)	128,200	4,376,748

		6,401,673

Life Science Tools & Services — 0.8%
Waters Corp.*(a)	50,300	3,797,147

Machinery — 0.8%
Cummins, Inc.	47,500	3,878,850

Manufacturing — 3.7%
Danaher Corp.	109,100	4,575,654
Donaldson Co., Inc.(a)	96,600	5,293,680
Pall Corp.	89,000	3,773,600
Polypore International, Inc.*(a)	61,700	3,487,284

		17,130,218

Media — 1.1%
Discovery Communications, Inc. (Class A Stock)*(a)	104,900	3,946,338
Scripps Networks Interactive, Inc. (Class A Stock)(a)	27,720	1,030,352

		4,976,690

Medical Supplies & Equipment — 2.4%
Intuitive Surgical, Inc.*(a)	16,000	5,828,480
Volcano Corp.*(a)	176,300	5,223,769

		11,052,249

Metals & Mining — 0.3%
Cliffs Natural Resources, Inc.	29,000	1,483,930

Oil, Gas & Consumable Fuels — 7.8%
Cabot Oil & Gas Corp.	77,700	4,810,407
CARBO Ceramics, Inc.(a)	60,900	6,244,077
Complete Production Services, Inc.*(a)	114,400	2,156,440
Concho Resources, Inc.*	92,300	6,566,222
Core Laboratories NV (Netherlands)(a)	68,400	6,144,372
Denbury Resources, Inc.*	205,700	2,365,550
Oil States International, Inc.*(a)	95,000	4,837,400
SM Energy Co.(a)	57,000	3,457,050

		36,581,518

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals — 7.2%
Catalyst Health Solutions, Inc.*	100,800	$5,815,152
Mead Johnson Nutrition Co.	104,500	7,192,735
Medicis Pharmaceutical Corp. (Class A Stock)	102,100	3,724,608
Perrigo Co.(a)	73,900	7,176,429
Salix Pharmaceuticals Ltd.*(a)	92,300	2,732,080
Watson Pharmaceuticals, Inc.*(a)	102,000	6,961,500

		33,602,504

Publishing — 0.5%
Nielsen Holdings NV (Netherlands)	80,700	2,104,656

Real Estate Management & Development — 0.7%
Jones Lang LaSalle, Inc.	66,500	3,445,365

Restaurants — 0.6%
Arcos Dorados Holdings, Inc. (British Virgin Islands) (Class A Stock)	123,500	2,863,965

Retail & Merchandising — 10.2%
Bed Bath & Beyond, Inc.*	97,000	5,559,070
Dick’s Sporting Goods, Inc.*(a)	142,700	4,774,742
Dollar Tree, Inc.*	131,400	9,869,454
Nordstrom, Inc.	117,600	5,371,968
O’Reilly Automotive, Inc.*(a)	91,100	6,069,993
PVH Corp.	73,500	4,280,640
Ross Stores, Inc.	96,600	7,601,454
Tractor Supply Co.	61,700	3,859,335

		47,386,656

Semiconductors — 4.5%
Avago Technologies Ltd. (Singapore)	226,200	7,412,574
Cavium, Inc.*(a)	130,600	3,527,506
Microchip Technology, Inc.(a)	153,200	4,766,052
Rovi Corp.*(a)	123,500	5,308,030

		21,014,162

Software — 6.6%
ANSYS, Inc.*(a)	116,300	5,703,352
Ariba, Inc.*	88,100	2,441,251
BMC Software, Inc.*	79,800	3,077,088
Check Point Software Technologies Ltd. (Israel)*(a)	98,700	5,207,412
Citrix Systems, Inc.*	71,800	3,915,254
MSCI, Inc. (Class A Stock)*	114,000	3,457,620
Red Hat, Inc.*	67,000	2,831,420
Solera Holdings, Inc.	78,400	3,959,200

		30,592,597

Specialty Retail — 1.2%
DSW, Inc. (Class A Stock)	42,500	1,962,650
MSC Industrial Direct Co., Inc. (Class A Stock)	67,100	3,788,466

		5,751,116

Telecommunications — 5.2%
Acme Packet, Inc.*(a)	56,200	2,393,558
American Tower Corp. (Class A Stock)*	95,000	5,111,000
NII Holdings, Inc.*	152,000	4,096,400
SBA Communications Corp. (Class A Stock)*(a)	195,700	6,747,736
VeriFone Systems, Inc.*	171,000	5,988,420

		24,337,114

	Shares	Value
COMMON STOCKS (Continued)
Transportation — 2.1%
C.H. Robinson Worldwide, Inc.(a)	71,200	$4,875,064
J.B. Hunt Transport Services, Inc.	134,300	4,850,916

		9,725,980

Waste Management — 2.0%
Stericycle, Inc.*(a)	117,600	9,492,672

TOTAL LONG-TERM INVESTMENTS (cost $387,371,183)		459,648,872

SHORT-TERM INVESTMENT — 35.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $163,233,883; includes $157,324,562 of cash collateral for securities on loan)(b)(w)	163,233,883	163,233,883

TOTAL INVESTMENTS — 133.5% (cost $550,605,066)		622,882,755
Liabilities in excess of other assets — (33.5)%		(156,296,183)

NET ASSETS — 100.0%		$466,586,572

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $149,623,892; cash collateral of $157,324,562 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$459,648,872	$—	$—
Affiliated Money Market Mutual Fund	163,233,883	—	—

Total	$622,882,755	$—	$—

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.9%
COMMON STOCKS
Aerospace & Defense — 2.9%
Embraer SA (Brazil), ADR	85,050	$2,157,718
ITT Corp.	37,600	1,579,200
L-3 Communications Holdings, Inc.(a)	61,800	3,829,746
Northrop Grumman Corp.	40,300	2,102,048
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	58,900	939,455

		10,608,167

Agriculture — 0.9%
Archer-Daniels-Midland Co.	88,300	2,190,723
Bunge Ltd. (Bermuda)	22,300	1,299,867

		3,490,590

Auto Parts & Related — 2.6%
Autoliv, Inc.(a)	66,500	3,225,250
Lear Corp.	52,400	2,247,960
TRW Automotive Holdings Corp.*	72,100	2,359,833
WABCO Holdings, Inc.*	42,075	1,592,960

		9,426,003

Automobile Manufacturers — 0.1%
Navistar International Corp.*	7,800	250,536

Automobiles — 0.3%
Harley-Davidson, Inc.	29,950	1,028,184

Beverages — 0.8%
Coca-Cola Enterprises, Inc.	48,300	1,201,704
Dr. Pepper Snapple Group, Inc.	43,200	1,675,296

		2,877,000

Chemicals — 2.6%
Ashland, Inc.	60,400	2,666,056
Eastman Chemical Co.	41,200	2,823,436
Huntsman Corp.	134,400	1,299,648
NewMarket Corp.(a)	18,500	2,809,595

		9,598,735

Commercial Banks — 6.7%
Banco Latinoamericano de Comercio Exterior SA (Panama)	97,500	1,484,925
CVB Financial Corp.	144,200	1,108,898
Fifth Third Bancorp	523,900	5,291,390
First Horizon National Corp.	104,486	622,737
FNB Corp.	106,600	913,562
Huntington Bancshares, Inc.	812,700	3,900,960
International Bancshares Corp.	150,600	1,980,390
KeyCorp.	418,200	2,479,926
PNC Financial Services Group, Inc.	22,600	1,089,094
Regions Financial Corp.	544,800	1,814,184
SunTrust Banks, Inc.	107,300	1,926,035
Synovus Financial Corp.	433,700	464,059
Zions Bancorporation(a)	101,100	1,422,477

		24,498,637

Commercial Services & Supplies — 2.5%
Convergys Corp.*	194,000	1,819,720
Lender Processing Services, Inc.(a)	122,200	1,672,918
Moody’s Corp.(a)	127,300	3,876,285
RR Donnelley & Sons Co.(a)	129,000	1,821,480

		9,190,403

	Shares	Value
COMMON STOCKS (Continued)
Computer Hardware — 1.5%
Lexmark International, Inc. (Class A Stock)*(a)	62,700	$1,694,781
Seagate Technology PLC (Ireland)	186,600	1,918,248
Western Digital Corp.*	73,800	1,898,136

		5,511,165

Computer Services & Software — 1.0%
Computer Sciences Corp.	73,800	1,981,530
NCR Corp.*(a)	103,800	1,753,182

		3,734,712

Construction — 1.6%
Masco Corp.	109,300	778,216
NVR, Inc.*(a)	2,600	1,570,348
Owens Corning*	93,300	2,022,744
URS Corp.*	50,600	1,500,796

		5,872,104

Construction & Engineering — 0.9%
Chicago Bridge & Iron Co. NV (Netherlands)	47,750	1,367,082
McDermott International, Inc. (Panama)*	90,200	970,552
Tutor Perini Corp.(a)	90,200	1,036,398

		3,374,032

Consumer Products & Services — 1.1%
Blyth, Inc.	10,700	593,315
Whirlpool Corp.(a)	68,700	3,428,817

		4,022,132

Containers & Packaging — 1.5%
Boise, Inc.	199,300	1,030,381
Domtar Corp.	24,900	1,697,433
Owens-Illinois, Inc.*	21,400	323,568
Rock-Tenn Co. (Class A Stock)	25,900	1,260,812
Sonoco Products Co.	36,800	1,038,864

		5,351,058

Diversified Financial Services — 0.7%
GFI Group, Inc.	260,400	1,046,808
Nelnet, Inc. (Class A Stock)	76,900	1,444,182

		2,490,990

Diversified Manufacturing — 0.4%
Eaton Corp.	43,000	1,526,500

Electric — 5.1%
Ameren Corp.	78,600	2,339,922
Entergy Corp.	65,900	4,368,511
GenOn Energy, Inc.*	308,300	857,074
Great Plains Energy, Inc.	74,200	1,432,060
NV Energy, Inc.	184,600	2,715,466
OGE Energy Corp.(a)	26,400	1,261,656
Pinnacle West Capital Corp.	27,700	1,189,438
Portland General Electric Co.	111,800	2,648,542
Public Service Enterprise Group, Inc.	64,400	2,149,028

		18,961,697

Electronic Components & Equipment — 1.5%
Avnet, Inc.*	100,750	2,627,560
Benchmark Electronics, Inc.*	75,600	983,556
Energizer Holdings, Inc.*	26,400	1,754,016

		5,365,132

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment & Instruments — 1.1%
Ingram Micro, Inc. (Class A Stock)*	75,500	$1,217,815
TE Connectivity Ltd. (Switzerland)	106,200	2,988,468

		4,206,283

Financial Services — 2.3%
Ameriprise Financial, Inc.	74,900	2,948,064
Capital One Financial Corp.(a)	42,400	1,680,312
Invesco Ltd. (Bermuda)	127,350	1,975,198
State Street Corp.	61,500	1,977,840

		8,581,414

Food & Staples Retailing — 1.0%
Safeway, Inc.	166,100	2,762,243
SUPERVALU, Inc.(a)	130,200	867,132

		3,629,375

Foods — 2.1%
Cal-Maine Foods, Inc.(a)	38,000	1,194,340
Chiquita Brands International, Inc.*(a)	114,386	953,979
ConAgra Foods, Inc.	49,800	1,206,156
Fresh Del Monte Produce, Inc. (Cayman Islands)	69,600	1,614,720
J.M. Smucker Co. (The)	6,100	444,629
Kroger Co. (The)	74,700	1,640,412
Smithfield Foods, Inc.*	25,500	497,250

		7,551,486

Gas Utilities — 0.2%
UGI Corp.	25,900	680,393

Healthcare Equipment & Supplies — 1.5%
Kinetic Concepts, Inc.*	36,000	2,372,040
Zimmer Holdings, Inc.*	57,400	3,070,900

		5,442,940

Healthcare Products — 0.2%
Boston Scientific Corp.*	145,400	859,314

Healthcare Services — 4.7%
Aetna, Inc.	139,400	5,067,190
CIGNA Corp.	56,650	2,375,901
Coventry Health Care, Inc.*	129,975	3,744,580
Humana, Inc.	35,701	2,596,534
LifePoint Hospitals, Inc.*	31,100	1,139,504
MEDNAX, Inc.*(a)	37,100	2,323,944

		17,247,653

Household Durables — 0.7%
Newell Rubbermaid, Inc.	229,800	2,727,726

Insurance — 10.2%
Aflac, Inc.	36,700	1,282,665
Allstate Corp. (The)	53,300	1,262,677
American Financial Group, Inc.	119,100	3,700,437
Aspen Insurance Holdings Ltd. (Bermuda)	49,500	1,140,480
Assurant, Inc.	78,778	2,820,252
Chubb Corp. (The)	40,800	2,447,592
Delphi Financial Group, Inc. (Class A Stock)	92,400	1,988,448
Endurance Specialty Holdings Ltd. (Bermuda)	50,300	1,717,745
Hartford Financial Services Group, Inc. (The)(a)	74,300	1,199,202
Lincoln National Corp.	172,300	2,693,049
Maiden Holdings Ltd. (Bermuda)	5,600	41,384

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Montpelier Re Holdings Ltd. (Bermuda)	84,700	$1,497,496
PartnerRe Ltd. (Bermuda)	52,800	2,759,856
Platinum Underwriters Holdings Ltd. (Bermuda)	43,100	1,325,325
Principal Financial Group, Inc.	92,200	2,090,174
Progressive Corp. (The)	70,500	1,252,080
Reinsurance Group of America, Inc.	17,300	794,935
StanCorp Financial Group, Inc.	53,400	1,472,238
Unum Group	116,800	2,448,128
Validus Holdings Ltd. (Bermuda)	63,800	1,589,896
W.R. Berkley Corp.	68,900	2,045,641

		37,569,700

Machinery & Equipment — 1.5%
AGCO Corp.*	108,300	3,743,931
Albany International Corp. (Class A Stock)	66,100	1,206,325
Terex Corp.*(a)	56,900	583,794

		5,534,050

Media — 2.2%
Cablevision Systems Corp. (Class A Stock)	55,800	877,734
DISH Network Corp. (Class A Stock)*	78,900	1,977,234
Gannett Co., Inc.	168,300	1,603,899
McGraw-Hill Cos., Inc. (The)	63,550	2,605,550
Scholastic Corp.	35,500	995,065

		8,059,482

Metals & Mining — 1.3%
Cliffs Natural Resources, Inc.	28,400	1,453,228
Teck Resources Ltd. (Canada) (Class B Stock)	46,500	1,357,335
Timken Co.	62,300	2,044,686

		4,855,249

Office Equipment & Supplies — 0.3%
Xerox Corp.	151,800	1,058,046

Oil & Gas — 1.8%
Complete Production Services, Inc.*(a)	84,200	1,587,170
Denbury Resources, Inc.*(a)	111,050	1,277,075
Ensco PLC (United Kingdom), ADR	23,100	933,933
National Oilwell Varco, Inc.	22,050	1,129,401
Oceaneering International, Inc.	21,900	773,946
USEC, Inc.*(a)	234,900	378,189
Whiting Petroleum Corp.*	18,300	641,964

		6,721,678

Oil & Gas Refining/Marketing — 0.3%
World Fuel Services Corp.	35,700	1,165,605

Oil, Gas & Consumable Fuels — 4.4%
Hess Corp.	60,000	3,147,600
Murphy Oil Corp.	66,100	2,918,976
Newfield Exploration Co.*	24,700	980,343
Noble Corp. (Switzerland)*	17,400	510,690
Noble Energy, Inc.	23,304	1,649,923
Questar Corp.	88,600	1,569,106
Southern Union Co.	22,100	896,597
Valero Energy Corp.	201,500	3,582,670
W&T Offshore, Inc.(a)	74,000	1,018,240

		16,274,145

Paper & Forest Products — 0.8%
International Paper Co.	120,000	2,790,000

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals — 3.5%
AmerisourceBergen Corp.(a)	63,700	$2,374,099
Cephalon, Inc.*(a)	21,900	1,767,330
Endo Pharmaceuticals Holdings, Inc.*	34,800	974,052
Forest Laboratories, Inc.*	32,400	997,596
Medicines Co. (The)*	84,000	1,249,920
Par Pharmaceutical Cos., Inc.*	62,100	1,653,102
Shire PLC (United Kingdom), ADR	29,600	2,780,328
Warner Chilcott PLC (Ireland) (Class A Stock)*	68,200	975,260

		12,771,687

Printing & Publishing — 0.3%
Consolidated Graphics, Inc.*	33,300	1,216,449

Real Estate Investment Trusts — 6.2%
Alexandria Real Estate Equities, Inc.(a)	18,600	1,141,854
Annaly Capital Management, Inc.(a)	225,400	3,748,402
Boston Properties, Inc.(a)	14,400	1,283,040
Brandywine Realty Trust(a)	253,400	2,029,734
CBL & Associates Properties, Inc.(a)	256,000	2,908,160
CommonWealth REIT	125,400	2,378,838
Hospitality Properties Trust	158,700	3,369,201
Lexington Realty Trust(a)	248,000	1,621,920
Macerich Co. (The)(a)	34,761	1,481,861
MFA Financial, Inc.	52,000	365,040
Vornado Realty Trust(a)	19,461	1,452,181
Walter Investment Management Corp	46,200	1,059,366

		22,839,597

Restaurants — 0.8%
Bob Evans Farms, Inc.(a)	52,200	1,488,744
Brinker International, Inc.	64,200	1,343,064

		2,831,808

Retail & Merchandising — 5.6%
Best Buy Co., Inc.	69,101	1,610,053
Chico’s FAS, Inc.(a)	101,200	1,156,716
Dillard’s, Inc. (Class A Stock)	51,500	2,239,220
Foot Locker, Inc.	94,200	1,892,478
Gap, Inc. (The)(a)	152,600	2,478,224
J.C. Penney Co., Inc.	63,000	1,687,140
Kohl’s Corp.	43,500	2,135,850
Limited Brands, Inc.	45,900	1,767,609
Macy’s, Inc.(a)	100,600	2,647,792
RadioShack Corp.(a)	107,700	1,251,474
Stage Stores, Inc.(a)	115,400	1,600,598

		20,467,154

Semiconductors — 3.2%
Fairchild Semiconductor International, Inc.*	272,100	2,938,680
Gt Advanced Technologies, Inc.*(a)	147,900	1,038,258
Lam Research Corp.*	45,100	1,712,898
Marvell Technology Group Ltd. (Bermuda)*	161,500	2,346,595
Micron Technology, Inc.*	178,600	900,144
NXP Semiconductors NV (Netherlands)*	83,200	1,174,784
ON Semiconductor Corp.*(a)	245,100	1,757,367

		11,868,726

Telecommunications — 1.2%
Anixter International, Inc.(a)	35,050	1,662,772
Comtech Telecommunications Corp.	1,600	44,944

	Shares	Value
COMMON STOCKS (Continued)
Telecommunications (cont’d.)
Harris Corp.(a)	82,500	$2,819,025

		4,526,741

Transportation — 0.7%
Aircastle Ltd. (Bermuda)	140,000	1,332,800
Genco Shipping & Trading Ltd. (Marshall Islands)*(a)	30,200	235,862
Ryder System, Inc.	27,500	1,031,525

		2,600,187

Utilities — 4.1%
Alliant Energy Corp.	59,100	2,285,988
American Electric Power Co., Inc.	86,000	3,269,720
CenterPoint Energy, Inc.	126,300	2,478,006
CMS Energy Corp.(a)	184,100	3,643,339
DPL, Inc.	5,750	173,305
DTE Energy Co.	69,700	3,416,694

		15,267,052

TOTAL LONG-TERM INVESTMENTS (cost $387,747,470)		356,521,717

SHORT-TERM INVESTMENT — 22.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $82,529,880; includes $70,499,697 of cash collateral for securities on loan)(b)(w)	82,529,880	82,529,880

TOTAL INVESTMENTS — 119.3% (cost $470,277,350)		439,051,597
Liabilities in excess of other assets — (19.3)%		(70,961,709)

NET ASSETS — 100.0%		$368,089,888

The following abbreviations are used in the Portfolio descriptions:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $66,336,315; cash collateral of $70,499,697 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.
Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.
Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	00000000000020	00000000000020	00000000000020
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$356,521,717	$—	$—
Affiliated Money Market Mutual Fund	82,529,880	—	—

Total	$439,051,597	$—	$—

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS — 93.7%
Argentina — 0.7%
Banco Macro SA, ADR	23,590	$472,036
BBVA Banco Frances SA, ADR	22,800	125,400
Cresud SACIF y A, ADR(g)	125,601	1,359,003
Grupo Financiero Galicia SA, ADR(a)	55,630	460,616
IRSA Inversiones y Representaciones SA, ADR(g)	26,280	228,636
MercadoLibre, Inc.	21,800	1,171,750
Pampa Energia SA, ADR	25,400	293,370
Petrobras Argentina SA (Class B Stock)(g)	48,072	74,194
Petrobras Argentina SA, ADR	53,844	740,355
Telecom Argentina SA, ADR	53,430	995,401
Transportadora de Gas del Sur SA, ADR(g)	68,030	210,893

		6,131,654

Botswana — 0.6%
Barclays Bank of Botswana Ltd.(g)	272,230	260,538
Botswana Insurance Holdings Ltd.(g)	425,050	571,905
First National Bank of Botswana(g)	2,827,716	1,073,118
Letshego Holdings Ltd.*(g)	8,368,728	1,570,642
Sechaba Breweries Ltd.(g)	464,634	763,022
Standard Chartered Bank Botswana Ltd.(g)	245,110	326,413

		4,565,638

Brazil — 2.7%
All America Latina Logistica SA	92,300	414,804
Anhanguera Educacional Participacoes SA	28,600	341,481
Banco do Brasil SA	75,075	971,852
Banco Santander Brasil SA	59,200	438,588
BM&FBOVESPA SA	200,399	924,058
BR Malls Participacoes SA	50,700	508,011
BR Properties SA	25,700	231,679
BRF - Brasil Foods SA	83,560	1,434,552
Brookfield Incorporacoes SA	66,400	195,995
CCR SA	32,400	835,223
CETIP SA - Balcao Organizado de Ativos e Derivativos	17,700	208,136
Cia de Saneamento Basico do Estado de Sao Paulo	19,900	462,931
Cia de Saneamento de Minas Gerais-COPASA	17,400	272,625
Cia Hering	27,500	458,516
Cia Siderurgica Nacional SA	66,200	519,671
Cielo SA	46,500	1,023,853
Cosan SA Industria e Comercio	26,500	338,253
CPFL Energia SA	45,800	500,566
Cyrela Brazil Realty SA Empreendimentos e Participacoes.	36,400	225,534
Diagnosticos da America SA	40,400	337,338
EcoRodovias Infrastructura e Logistica SA	27,100	198,178
EDP - Energias do Brasil SA	13,300	265,257
Embraer SA	146,800	917,378
Even Construtora e Incorporadora SA	64,600	186,903
Gafisa SA	76,600	217,140
Gol Linhas Aereas Inteligentes SA, ADR	32,900	182,924
Hrt Participacoes Em Petroleo SA	500	202,098
Hypermarcas SA	83,000	396,405
JBS SA*	90,400	175,968
LLX Logistica SA*	95,400	184,179
Localiza Rent a Car SA	27,600	364,183
Lojas Renner SA	20,000	535,886

	Shares	Value
COMMON STOCKS (Continued)
Brazil (cont’d.)
Marfrig Alimentos SA	34,840	$113,956
Multiplan Empreendimentos Imobiliarios SA	13,200	244,308
Natura Cosmeticos SA	23,800	405,053
OGX Petroleo e Gas Participacoes SA*	108,800	670,651
PDG Realty SA Empreendimentos e Participacoes	160,000	515,676
Petroleo Brasileiro SA, ADR(a)	50,200	1,040,144
Qualicorp SA	26,100	194,752
Redecard SA	65,200	877,656
Souza Cruz SA	53,500	532,937
Tim Participacoes SA	131,133	605,363
Totvs SA	25,500	427,882
Tractebel Energia SA	34,300	473,569
Ultrapar Participacoes SA	25,900	408,422
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	15,290	156,783
Weg SA	51,900	513,962

		21,651,279

Bulgaria — 0.2%
Bulgarian American Credit Bank JSCO*(g)	23,904	60,587
CB First Investment Bank AD*(g)	155,563	250,328
Central Cooperative Bank AD*(g)	87,402	52,992
Chimimport AD*(g)	265,946	351,119
Corporate Commercial Bank AD*(g)	3,940	207,857
Industrial Holding Bulgaria PLC*(g)	72,512	34,761
MonBat AD(g)	48,227	207,471
Olovno Tzinkov Komplex AD*(g)	9,086	43,324
Petrol AD*(g)	90,727	230,018
Sopharma AD Sofia(g)	197,237	443,749

		1,882,206

Chile — 3.2%
Administradora de Fondos de Pensiones Provida SA, ADR(a)	4,700	268,323
AES Gener SA	628,200	312,160
Almendral SA	2,494,900	333,438
Antarchile SA	33,100	465,451
Banco de Chile	21,682,554	2,545,661
Banco de Credito e Inversiones	20,769	964,610
Banco Santander Chile	18,121,650	1,306,335
Banmedica SA	148,000	221,608
Besalco SA	196,700	239,186
CAP SA	22,150	680,506
Cencosud SA	323,250	1,759,105
Cia Cervecerias Unidas SA, ADR	10,400	537,160
Cia General de Electricidad SA	91,310	391,861
Cia Sud Americana de Vapores SA	674,400	150,973
Colbun SA	1,967,650	491,335
CorpBanca SA	47,595,300	600,837
Embotelladora Andina SA (Class B Stock), ADR	11,550	282,975
Empresa Nacional de Telecomunicaciones SA	1,004,950	2,071,616
Empresas CMPC SA	402,620	1,387,805
Empresas COPEC SA	148,450	1,789,799
Empresas La Polar SA	274,550	226,022
Enersis SA	2,766,900	959,057
Enersis SA, ADR	21,400	361,874
Inversiones Aguas Metropolitanas SA	126,600	174,214
Lan Airlines SA, ADR(a)	42,550	878,658

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chile (cont’d.)
Masisa SA	1,801,650	$160,940
Parque Arauco SA	181,800	297,783
Quinenco SA	97,600	223,016
Ripley Corp. SA	377,100	304,786
SACI Falabella	321,350	2,565,605
Salfacorp SA	221,800	582,148
Sigdo Koppers SA	177,800	247,876
Sociedad Quimica y Minera de Chile SA, ADR	31,600	1,510,796
Socovesa SA	350,450	112,624
Sonda SA	280,550	604,669
Vina Concha y Toro SA	101,350	181,447
Vina Concha y Toro SA, ADR	2,800	102,200

		26,294,459

China — 9.1%
AAC Technologies Holdings, Inc.	130,000	278,766
Agricultural Bank of China Ltd. (Class H Stock)	1,945,000	635,077
Air China Ltd. (Class H Stock)	528,000	366,594
Alibaba.Com Ltd.	321,000	295,421
Aluminum Corp. of China Ltd. (Class H Stock)	550,000	234,265
Anhui Conch Cement Co. Ltd. (Class H Stock)	194,000	526,937
AsiaInfo-Linkage, Inc.*(a)	26,200	193,356
AviChina Industry & Technology Co. Ltd. (Class H Stock)	692,000	216,184
Baidu, Inc., ADR*	32,900	3,517,339
Bank of China Ltd. (Class H Stock)	5,374,000	1,661,757
Bank of Communications Co. Ltd. (Class H Stock)	555,800	329,158
BBMG Corp. (Class H Stock)	342,000	252,242
Beijing Capital International Airport Co. Ltd. (Class H Stock)	342,000	137,673
Beijing Enterprises Holdings Ltd.	83,000	416,708
BOE Technology Group Co. Ltd. (Class B Stock)*	692,040	101,320
Brilliance China Automotive Holdings Ltd.*	572,000	443,490
BYD Co. Ltd. (Class H Stock)*	120,500	200,492
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. (Class H Stock)	270,400	302,166
Chaoda Modern Agriculture Holdings Ltd.	821,520	104,439
China Agri-Industries Holdings Ltd.	394,000	247,503
China CITIC Bank Corp. Ltd. (Class H Stock)*	1,015,000	414,892
China Coal Energy Co. Ltd. (Class H Stock)	450,000	401,556
China Communications Construction Co. Ltd. (Class H Stock)	681,000	442,228
China Communications Services Corp. Ltd. (Class H Stock)	638,000	291,920
China Construction Bank Corp. (Class H Stock)	6,243,670	3,776,396
China COSCO Holdings Co. Ltd. (Class H Stock)	544,000	222,616
China Dongxiang Group Co.	1,171,000	200,936
China Everbright International Ltd.	578,000	134,211
China Everbright Ltd.	172,000	184,518
China High Speed Transmission Equipment Group Co. Ltd.	190,000	86,855

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China International Marine Containers Group Co. Ltd. (Class B Stock)	185,700	$187,463
China Life Insurance Co. Ltd. (Class H Stock)	664,000	1,570,630
China Longyuan Power Group Corp. (Class H Stock)	407,000	334,930
China Medical Technologies, Inc., ADR*(a)	24,000	120,000
China Mengniu Dairy Co. Ltd.	255,000	780,222
China Merchants Bank Co. Ltd. (Class H Stock)	333,769	504,891
China Merchants Holdings International Co. Ltd.	132,000	353,920
China Minsheng Banking Corp Ltd. (Class H Stock)	614,000	373,482
China Mobile Ltd.	813,000	7,947,319
China National Building Material Co. Ltd. (Class H Stock)	328,000	276,419
China Oilfield Services Ltd. (Class H Stock)	314,000	399,295
China Overseas Land & Investment Ltd.	404,720	578,052
China Pacific Insurance Group Co. Ltd. (Class H Stock)	103,200	297,427
China Petroleum & Chemical Corp. (Class H Stock)	2,014,000	1,936,883
China Railway Group Ltd. (Class H Stock)	1,546,000	308,276
China Resources Enterprise Ltd.	210,000	698,565
China Resources Land Ltd.	196,000	210,789
China Resources Power Holdings Co. Ltd.	377,400	569,631
China Shanshui Cement Group Ltd.	250,000	169,225
China Shenhua Energy Co. Ltd. (Class H Stock)	422,000	1,654,684
China Shineway Pharmaceutical Group Ltd.	200,000	244,697
China Shipping Container Lines Co. Ltd. (Class H Stock)*	1,105,000	168,337
China Shipping Development Co. Ltd. (Class H Stock)	250,000	158,957
China Taiping Insurance Holdings Co. Ltd.*	80,000	152,563
China Telecom Corp. Ltd. (Class H Stock)	2,196,000	1,375,193
China Unicom Hong Kong Ltd.	850,052	1,728,253
China Vanke Co. Ltd. (Class B Stock)	137,500	118,138
China Yurun Food Group Ltd.	249,000	263,374
Chongqing Changan Automobile Co. Ltd. (Class B Stock)	743,904	199,675
CITIC Pacific Ltd.	175,000	246,400
CNOOC Ltd.	1,932,000	3,106,454
COSCO Pacific Ltd.	376,000	415,951
Country Garden Holdings Co.	974,000	269,231
Ctrip.com International Ltd., ADR*(a)	26,400	849,024
Datang International Power Generation Co. Ltd. (Class H Stock)	892,000	226,427
Dongfang Electric Corp. Ltd. (Class H Stock)	80,600	207,109
Dongfeng Motor Group Co. Ltd. (Class H Stock)	288,000	390,439
Evergrande Real Estate Group Ltd.	746,000	227,999
Focus Media Holding Ltd., ADR*(a)	16,300	273,677
Global Bio-Chem Technology Group Co. Ltd.	730,000	129,208
Golden Eagle Retail Group Ltd.	153,000	311,864
Great Wall Motor Co. Ltd. (Class H Stock)	271,500	309,195
Guangdong Investment Ltd.	370,000	229,962

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	451,909	$439,189
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	99,600	73,297
Guangzhou Shipyard International Co. Ltd. (Class H Stock)	238,556	156,919
Hengdeli Holdings Ltd.	632,000	216,802
Hidili Industry International Development Ltd.	416,000	120,709
Home Inns & Hotels Management, Inc., ADR*(a)	7,800	201,006
Huaneng Power International, Inc. (Class H Stock)	646,000	274,204
Industrial & Commercial Bank of China Ltd. (Class H Stock)	5,667,000	2,736,539
Inner Mongolia Eerduosi Resources Co. Ltd. (Class B Stock)	133,600	190,380
Inner Mongolia Yitai Coal Co. (Class B Stock)	93,092	471,046
Jiangsu Expressway Co. Ltd. (Class H Stock)	274,000	206,942
Jiangxi Copper Co. Ltd. (Class H Stock)	231,000	400,841
Kingboard Chemical Holdings Ltd.	137,500	370,375
Kunlun Energy Co. Ltd.	230,000	316,514
Lee & Man Paper Manufacturing Ltd.	275,000	92,684
Lenovo Group Ltd.	840,000	561,670
Li Ning Co. Ltd.	148,500	151,919
Maanshan Iron & Steel (Class H Stock)	392,000	84,785
Metallurgical Corp. of China Ltd. (Class H Stock)	929,000	177,974
Mindray Medical International Ltd., ADR(a)	11,600	273,876
NetEase.com, ADR*	8,800	335,808
New Oriental Education & Technology Group, Inc., ADR*	67,100	1,541,287
Nine Dragons Paper Holdings Ltd.	289,000	144,679
NVC Lighting Holdings Ltd.	687,000	263,565
Parkson Retail Group Ltd.	288,000	348,149
PetroChina Co. Ltd. (Class H Stock)	2,548,000	3,086,384
PICC Property & Casualty Co. Ltd. (Class H Stock)	284,000	303,686
Ping An Insurance Group Co. (Class H Stock)	133,000	743,644
Poly (Hong Kong) Investments Ltd.	323,000	97,503
Ports Design Ltd.	82,500	126,038
Real Gold Mining Ltd.(g)	209,000	118,893
Semiconductor Manufacturing International Corp.*	3,851,000	188,260
Shanda Interactive Entertainment Ltd., ADR*(a)	12,100	357,434
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	368,000	409,066
Shanghai Electric Group Co. Ltd. (Class H Stock)	458,000	175,947
Shanghai Haixin Group Co. (Class B Stock)*	451,500	217,623
Shanghai Industrial Holdings Ltd.	79,000	220,984
Shimao Property Holdings Ltd.	167,000	125,437
Sihuan Pharmaceutical Holdings Group Ltd.	988,000	361,610
SINA Corp.*(a)	10,400	744,744
Sino Biopharmaceutical Ltd.	548,000	154,885
Sinofert Holdings Ltd.	608,000	154,653

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Sino-Ocean Land Holdings Ltd.	701,000	$223,203
Sinopharm Group Co. Ltd. (Class H Stock)	128,400	338,179
Soho China Ltd.	315,000	198,877
Sohu.com, Inc.*	5,500	265,100
Suntech Power Holdings Co. Ltd., ADR*(a)	29,300	67,683
Tencent Holdings Ltd.	121,300	2,516,018
Tingyi Cayman Islands Holding Corp.	262,000	642,234
Tsingtao Brewery Co. Ltd. (Class H Stock)	74,000	406,092
VODone Ltd.	1,888,000	140,171
Want Want China Holdings Ltd.	963,400	872,510
Weichai Power Co. Ltd. (Class H Stock)	70,000	318,033
Wumart Stores, Inc. (Class H Stock)	137,000	270,755
WuXi PharmaTech Cayman, Inc., ADR*	15,000	174,600
Yangzijiang Shipbuilding Holdings Ltd.	323,000	215,715
Yantai Changyu Pioneer Wine Co. Ltd. (Class B Stock)	39,300	421,983
Yanzhou Coal Mining Co. Ltd. (Class H Stock)	210,000	446,840
Zhaojin Mining Industry Co. Ltd. (Class H Stock)	160,000	266,154
Zhejiang Expressway Co. Ltd. (Class H Stock)	374,000	226,234
Zhejiang Southeast Electric Power Co. (Class B Stock)	275,000	127,875
Zhongsheng Group Holdings Ltd.	114,000	179,019
Zijin Mining Group Co. Ltd. (Class H Stock)	810,000	235,209
ZTE Corp. (Class H Stock)	138,808	393,127

		74,174,806

Colombia — 1.6%
Almacenes Exito SA	120,940	1,422,455
Banco Davivienda SA	19,100	200,896
Banco de Bogota SA	25,277	641,748
BanColombia SA, ADR	29,200	1,626,440
Cementos Argos SA	99,900	559,026
Cia Colombiana de Inversiones SA	78,200	172,607
Corporacion Financiera Colombiana	18,042	318,025
Corporacion Financiera Colombiana*	372	6,557
Ecopetrol SA	839,100	1,699,938
Empresa de Telecomunicaciones de Bogota .	1,301,400	397,163
Grupo Aval Acciones y Valores	1,007,500	652,526
Grupo de Inversiones Suramericana SA	48,300	832,362
Grupo Nutresa SA	105,782	1,268,288
Interconexion Electrica SA ESP	246,600	1,515,376
Inversiones Argos SA	63,300	573,964
Isagen SA ESP	473,100	544,188
Tableros y Maderas de Caldas SA	52,899,900	267,240
Textiles Fabricato Tejicondor SA*	4,281,100	159,709

		12,858,508

Croatia — 0.6%
Atlantska Plovidba dd*(g)	2,227	173,304
Dalekovod dd*(g)	9,170	275,754
Ericsson Nikola Tesla(g)	2,615	489,625
Hrvatski Telekom dd(g)	52,645	2,339,673
Koncar-Elektroindustrija dd(g)	2,810	261,852
Petrokemija dd*(g)	14,297	432,867
Podravka dd*(g)	14,200	653,704
Zagrebacka Banka dd(g)	55,500	443,823

		5,070,602

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Czech Republic — 1.6%
CEZ A/S	124,250	$4,760,855
Komercni Banka A/S	18,100	3,356,995
New World Resources PLC (Class A Stock)	184,500	1,290,652
Pegas Nonwovens SA	21,937	512,913
Philip Morris CR A/S	1,000	605,828
Telefonica 02 Czech Republic A/S	76,600	1,629,725
Unipetrol A/S*	121,300	1,142,583

		13,299,551

Egypt — 1.6%
Alexandria Mineral Oils Co.(g)	39,200	371,875
Arab Cotton Ginning	379,670	185,213
Citadel Capital SAE*	219,650	130,398
Commercial International Bank Egypt SAE	343,300	1,319,045
Eastern Co.(g)	39,120	583,280
Egyptian Co. for Mobile Services	28,040	431,637
Egyptian Financial & Industrial Co.*	96,900	158,867
Egyptian Financial Group-Hermes Holding*	181,740	506,830
Egyptian Kuwaiti Holding Co.	407,551	411,627
El Ezz Aldekhela Steel Alexandria(g)	1,224	94,896
ElSwedy Electric Co.	114,611	418,148
Ezz Steel*	475,620	470,328
Ghabbour Auto(g)	54,050	223,640
Juhayna Food Industries*(g)	551,344	424,179
Maridive & Oil Services SAE	134,028	251,973
Misr Beni Suef Cement Co.(g)	15,640	157,776
National Societe Generale Bank SAE	71,835	276,451
Orascom Construction Industries	53,403	1,882,006
Orascom Telecom Holding SAE*	2,193,181	1,206,054
Oriental Weavers(g)	96,671	486,157
Palm Hills Developments SAE*	773,000	161,474
Pioneers Holding*	394,200	205,342
Sidi Kerir Petrochemcials Co.(g)	332,077	665,867
Six of October Development & Investment	34,145	73,456
Suez Cement(g)	62,588	290,121
Talaat Moustafa Group*	884,462	543,714
Telecom Egypt	296,150	727,119

		12,657,473

Estonia — 0.4%
AS Nordecon International*(g)	60,000	78,757
Merko Ehitus A/S(g)	32,608	229,459
Olympic Entertainment Group A/S(g)	350,536	442,513
Tallink Group Ltd.*(g)	2,334,200	1,833,730
Tallinna Kaubamaja A/S(g)	88,428	546,736
Tallinna Vesi A/S (Class A Stock)(g)	21,500	207,393

		3,338,588

Ghana — 0.3%
CAL Bank Ltd.	1,140,075	206,188
Ghana Commercial Bank Ltd.(g)	1,190,800	1,863,990
Standard Chartered Bank/Ghana(g)	13,000	440,711

		2,510,889

Hungary — 1.6%
Egis Gyogyszergyar Nyrt	5,654	380,141
Magyar Telekom Telecommunications PLC*	996,440	2,217,725
MOL Hungarian Oil and Gas PLC*	49,080	3,314,480
OTP Bank PLC	276,700	4,071,454
Richter Gedeon Nyrt	21,250	2,901,154

		12,884,954

	Shares	Value
COMMON STOCKS (Continued)
India — 6.4%
ABB Ltd.	9,590	$135,580
ACC Ltd.	15,300	341,744
Adani Enterprises Ltd.	33,400	357,989
Adani Power Ltd.*	139,800	242,744
Ambuja Cements Ltd.	150,000	454,036
Amtek Auto Ltd.	111,090	290,521
Apollo Hospitals Enterprise Ltd.	29,000	307,034
Asian Paints Ltd.	4,700	302,510
Axis Bank Ltd.	24,600	508,436
Bajaj Auto Ltd.	7,600	237,349
Bank of Baroda	18,000	278,257
Bank of India	29,800	190,814
Bharat Heavy Electricals Ltd.	15,720	524,190
Bharat Petroleum Corp. Ltd.	13,600	179,889
Bharti Airtel Ltd.	373,480	2,869,045
Bosch Ltd.	2,600	373,694
Cairn India Ltd.*	54,580	302,228
CESC Ltd.	25,000	140,731
Cipla Ltd.	36,110	206,779
Coal India Ltd.	92,100	624,579
Colgate-Palmolive India Ltd.	7,200	143,553
Crompton Greaves Ltd.	69,000	213,615
Dabur India Ltd.	93,400	195,364
Divi’s Laboratories Ltd.	10,000	149,687
DLF Ltd.	69,730	308,808
Dr. Reddy’s Laboratories Ltd.	9,600	288,944
Educomp Solutions Ltd.	13,000	62,823
Essar Oil Ltd.*	157,350	257,442
Financial Technologies India Ltd.	8,700	143,865
GAIL India Ltd.	54,000	450,608
GAIL India Ltd., GDR	10,055	505,766
Glaxosmithkline Pharmaceuticals Ltd.	4,500	191,504
Glenmark Pharmaceuticals Ltd.	68,390	449,397
GMR Infrastructure Ltd.*	379,500	207,455
Godrej Consumer Products Ltd.	26,000	211,445
Gujarat State Petronet Ltd.	115,100	246,856
HCL Technologies Ltd.	32,000	265,526
HDFC Bank Ltd., ADR	60,650	1,767,948
Hero Honda Motors Ltd.	9,300	368,166
Hindalco Industries Ltd.	91,700	244,198
Hindustan Unilever Ltd.	140,400	974,330
Housing Development & Infrastructure Ltd.*	183,257	363,710
Housing Development Finance Corp.	142,700	1,857,737
ICICI Bank Ltd., ADR(a)	39,880	1,384,634
Idea Cellular Ltd.*	359,260	718,055
IFCI Ltd.	336,200	209,040
Indiabulls Financial Services Ltd.	47,800	152,972
Indiabulls Real Estate Ltd.	160,900	238,893
Indian Hotels Co. Ltd.	108,000	156,664
Indian Oil Corp. Ltd.	49,300	313,517
Infosys Ltd., ADR(a)	84,630	4,322,054
Infrastructure Development Finance Co. Ltd.	207,470	465,953
ITC Ltd.	243,040	979,047
Jain Irrigation Systems Ltd.	64,000	198,212
Jaiprakash Associates Ltd.	189,105	278,144
Jindal Steel & Power Ltd.	45,960	472,018
JSW Energy Ltd.	299,700	332,106
JSW Steel Ltd.	30,500	367,055
Jubilant Foodworks Ltd.	13,400	215,895
Kotak Mahindra Bank Ltd.	47,258	441,086
Lanco Infratech Ltd.*	237,000	75,569

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
India (cont’d.)
Larsen & Toubro Ltd., GDR	24,062	$666,156
LIC Housing Finance Ltd.	43,300	186,007
Lupin Ltd.	25,699	247,729
Mahindra & Mahindra Ltd., GDR	35,460	587,572
Maruti Suzuki India Ltd.	13,390	295,074
Mphasis Ltd.	39,300	274,864
Mundra Port & Special Economic Zone Ltd.	105,100	351,186
Nestle India Ltd.	2,500	216,344
NHPC Ltd.	810,100	388,716
NTPC Ltd.	389,200	1,327,444
Oil & Natural Gas Corp. Ltd.	259,020	1,402,570
Oil India Ltd.	10,200	281,028
Patni Computer Systems Ltd.*	23,500	137,644
Piramal Healthcare Ltd.	20,147	146,215
Power Grid Corp. of India Ltd.	300,090	600,466
Punj Lloyd Ltd.	217,200	238,361
Ranbaxy Laboratories Ltd., GDR	33,030	350,118
Reliance Capital Ltd.	48,100	306,972
Reliance Communications Ltd.	332,600	482,991
Reliance Industries Ltd., GDR, 144A	98,800	3,216,928
Reliance Infrastructure Ltd.	61,150	462,832
Reliance Power Ltd.*	154,847	241,047
Rural Electrification Corp. Ltd.	59,400	208,907
Satyam Computer Services Ltd.*	141,700	201,473
Sesa Goa Ltd.	65,100	264,598
Shree Renuka Sugars Ltd.	219,300	245,020
Siemens India Ltd.	10,200	174,094
State Bank of India, GDR	9,500	802,750
Steel Authority of India Ltd.	107,900	231,358
Sterlite Industries India Ltd.	122,320	281,698
Sun Pharmaceutical Industries Ltd.	77,350	726,850
Sun TV Network Ltd.	27,500	130,214
Suzlon Energy Ltd.*	278,800	205,714
Tata Communications Ltd.	48,000	182,640
Tata Consultancy Services Ltd.	63,360	1,333,543
Tata Motors Ltd., ADR	40,590	624,274
Tata Power Co. Ltd.	387,400	787,373
Tata Steel Ltd.	34,990	294,814
Titan Industries Ltd.	48,000	203,837
Ultra Tech Cement Ltd.	11,000	255,715
Unitech Ltd.*	712,590	378,051
United Phosphorus Ltd.	85,000	237,703
United Spirits Ltd.	21,110	340,711
Videocon Industries Ltd.	38,300	130,816
Voltas Ltd.	122,000	275,252
Wipro Ltd.	97,033	671,398
Yes Bank Ltd.	45,000	248,927
Zee Entertainment Enterprises Ltd.	146,200	349,718

		52,253,522

Indonesia — 3.4%
Adaro Energy Tbk PT	4,790,600	922,344
AKR Corporindo Tbk PT	902,000	243,409
Astra Agro Lestari Tbk PT	94,500	204,794
Astra International Tbk PT	375,500	2,684,259
Bakrie and Brothers Tbk PT*	50,611,000	289,808
Bakrie Sumatera Plantations Tbk PT	6,323,500	201,442
Bakrie Telecom Tbk PT*	9,370,000	348,912
Bakrieland Development Tbk PT*	9,500,000	118,952
Bank Central Asia Tbk PT	2,932,000	2,541,232
Bank Danamon Indonesia Tbk PT	583,500	302,398

	Shares	Value
COMMON STOCKS (Continued)
Indonesia (cont’d.)
Bank Mandiri Tbk PT	1,781,000	$1,259,151
Bank Negara Indonesia Persero Tbk PT	1,084,500	453,116
Bank Pan Indonesia Tbk PT*	1,476,000	108,215
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,720,700	173,483
Bank Rakyat Indonesia Persero Tbk PT	2,423,500	1,586,833
Bank Tabungan Negara Tbk PT	1,200,100	163,199
Barito Pacific Tbk PT*	1,361,500	128,656
Berlian Laju Tanker Tbk PT*	6,511,500	149,644
Borneo Lumbung Energi & Metal Tbk PT	2,017,000	201,257
Bumi Resources Tbk PT	5,617,000	1,224,315
Charoen Pokphand Indonesia Tbk PT	1,802,000	484,308
Delta Dunia Makmur Tbk PT*	2,059,100	159,136
Energi Mega Persada Tbk PT*	14,829,500	218,344
Gudang Garam Tbk PT	101,500	600,231
Indah Kiat Pulp & Paper Corp. Tbk PT*	567,000	57,538
Indika Energy Tbk PT	700,000	176,852
Indo Tambangraya Megah Tbk PT	93,500	412,013
Indocement Tunggal Prakarsa Tbk PT	544,000	856,614
Indofood CBP Sukses Makmur Tbk PT	550,000	305,306
Indofood Sukses Makmur Tbk PT	1,148,500	652,744
Indosat Tbk PT	443,500	262,339
International Nickel Indonesia Tbk PT	471,000	160,236
Kalbe Farma Tbk PT	1,086,500	397,789
Lippo Karawaci Tbk PT	4,345,000	333,000
Pembangunan Perumahan Persero Tbk PT	2,281,500	84,659
Perusahaan Gas Negara Tbk PT	4,760,000	1,430,686
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	960,000	221,356
Semen Gresik Persero Tbk PT	837,000	783,393
Summarecon Agung Tbk PT	2,382,500	268,602
Tambang Batubara Bukit Asam Tbk PT	231,500	437,436
Telekomunikasi Indonesia Tbk PT	3,523,000	3,004,683
Unilever Indonesia Tbk PT	272,000	507,088
United Tractors Tbk PT	730,500	1,805,097
Xl Axiata Tbk PT	944,300	528,740

		27,453,609

Jordan — 0.8%
Arab Bank PLC(g)	219,570	2,476,807
Arab Potash Co.(g)	28,763	1,534,945
Cairo Amman Bank(g)	111,058	445,141
Capital Bank of Jordan*(g)	65,259	122,496
Jordan Petroleum Refinery Co.	28,141	156,757
Jordan Phosphate Mines	13,180	238,098
Jordan Steel(g)	85,310	259,689
Jordan Telecom(g)	37,000	283,029
Jordanian Electric Power Co.(g)	126,009	469,499
Royal Jordanian Airlines	153,100	194,468
Taameer Jordan Holdings PSC*	404,950	211,462

		6,392,391

Kazakhstan — 0.8%
Eurasian Natural Resources Corp. PLC	182,600	1,618,341
Halyk Savings Bank of Kazakhstan JSC, GDR*(g)	211,791	1,344,873
Kazakhmys PLC	116,900	1,428,057
Kazkommertsbank JSC, GDR(g)	166,600	579,768
KazMunaiGas Exploration Production, GDR	93,100	1,364,846

		6,335,885

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Kenya — 0.7%
Athi River Mining Ltd.(g)	115,000	$184,321
Bamburi Cement Co. Ltd.	94,400	140,966
Barclays Bank of Kenya Ltd.(g)	6,895,300	728,009
British American Tobacco Kenya Ltd.(g)	55,000	126,237
Co-operative Bank of Kenya Ltd. (Class L Stock)(g)	1,871,800	261,810
East African Breweries Ltd.(g)	939,600	1,511,255
Equity Bank Ltd.(g)	3,543,000	620,291
KenolKobil Ltd. Group(g)	1,369,800	133,260
Kenya Airways Ltd.(g)	628,600	161,139
Kenya Commercial Bank Ltd.(g)	3,433,340	558,836
Kenya Electricity Generating Co. Ltd.(g)	1,664,200	154,157
Kenya Power & Lighting Co. Ltd.(g)	2,408,505	410,951
Mumias Sugar Co. Ltd.(g)	3,107,800	199,738
Safaricom Ltd.(g)	27,251,000	797,873
Standard Chartered Bank Kenya Ltd.(g)	84,127	149,075

		6,137,918

Kuwait — 1.6%
Acico Industries Co. KSCC	8,200	7,813
Agility	265,000	296,517
Ahli United Bank	76,250	256,450
Al Ahli Bank of Kuwait(g)	138,750	325,013
Al Safat Investment Co.*	460,000	136,149
Al Safwa Group Co.	2,800,000	169,627
Al-Qurain Petrochemicals Co.*	600,000	469,336
Boubyan Bank KSC*	150,000	323,914
Boubyan Petrochemicals Co.	262,500	533,996
Burgan Bank*	126,431	227,104
Combined Group Contracting Co.	29,850	148,129
Commercial Bank of Kuwait SAK	150,000	454,792
Commercial Facilities Co.	170,000	187,150
Commercial Real Estate Co.*	468,980	132,208
Gulf Bank KSC*	270,000	506,768
Gulf Cable & Electrical Industries Co.	67,500	356,827
Kuwait Cement Co.(g)	147,000	277,899
Kuwait Finance House	334,996	1,088,238
Kuwait Foods Americana(g)	137,500	719,331
Kuwait International Bank*	240,000	231,866
Kuwait Pipes Industries & Oil Services Co.*	460,000	235,391
Kuwait Portland Cement Co.	66,000	245,275
Kuwait Projects Co. Holding KSC	184,350	208,760
Mabanee Co. SAKC*	122,495	358,134
Mena Holding Group*(g)	19,000	1,114
Mobile Telecommunications Co. KSC	642,500	2,179,931
National Bank of Kuwait	494,139	1,890,588
National Industries Group Holding*	537,500	413,414
National Mobile Telecommunication Co. KSC	30,000	203,573
National Real Estate Co.*	320,000	84,317
Sultan Center Food Products Co.*	10,000	3,609

		12,673,233

Latvia — 0.1%
Grindeks*(g)	52,160	500,365
Latvian Shipping Co.*(g)	332,621	224,608
Ventspils Nafta*(g)	78,610	190,048

		915,021

Lebanon — 0.4%
Banque Audi sal - Audi Saradar Group(g)	72,521	435,126

	Shares	Value
COMMON STOCKS (Continued)
Lebanon (cont’d.)
Byblos Bank sal(g)	118,400	$195,360
Solidere, GDR(g)	178,039	2,677,701

		3,308,187

Lithuania — 0.2%
Apranga PVA(g)	78,286	147,753
Klaipedos Nafta PVA*(g)	513,391	273,386
Lietuvos Dujos(g)	193,290	147,301
Lifosa PVA*(g)	24,700	518,482
Pieno Zvaigzdes(g)	111,220	243,477
Rokiskio Suris(g)	145,010	271,292
Siauliu Bankas*(g)	452,478	162,420

		1,764,111

Malaysia — 3.1%
AirAsia Bhd	309,000	289,687
Alliance Financial Group Bhd	174,800	179,159
AMMB Holdings Bhd	216,400	389,902
Axiata Group Bhd	430,825	616,189
Batu Kawan Bhd(g)	135,600	631,845
Berjaya Corp. Bhd	858,700	268,718
Berjaya Sports Toto Bhd	139,407	184,774
Boustead Holdings Bhd	90,600	142,196
British American Tobacco Malaysia Bhd	25,200	351,627
Bursa Malaysia Bhd	110,000	209,328
CIMB Group Holdings Bhd	408,000	884,228
Dialog Group Bhd	773,800	537,984
Digi.Com Bhd	54,700	519,440
Gamuda Bhd	916,000	818,902
Genting Bhd	344,000	972,887
Genting Malaysia Bhd	806,700	877,912
Hong Leong Bank Bhd	93,200	296,370
Hong Leong Financial Group Bhd	63,400	214,900
IJM Corp. Bhd	516,740	803,866
IOI Corp. Bhd	515,646	745,071
Kencana Petroleum Bhd	601,352	463,247
KNM Group Bhd	1,096,400	407,042
Kuala Lumpur Kepong Bhd	110,100	723,402
Kulim Malaysia Bhd	290,700	303,422
Lafarge Malayan Cement Bhd	160,900	328,682
Malayan Banking Bhd	289,550	721,570
Malaysia Airports Holdings Bhd	135,800	224,250
Malaysian Airline System Bhd*	393,600	162,832
Malaysian Resources Corp. Bhd	403,900	209,142
Masterskill Education Group Bhd	331,800	113,589
Maxis Bhd	299,600	497,606
MISC Bhd	141,580	258,598
MMC Corp. Bhd	347,200	278,680
Multi-Purpose Holdings Bhd	147,050	108,714
Parkson Holdings Bhd	254,591	450,091
Petronas Chemicals Group Bhd	1,043,900	1,801,311
Petronas Dagangan Bhd	83,700	416,883
Petronas Gas Bhd	79,800	322,853
PPB Group Bhd	122,300	633,822
Public Bank Bhd	238,337	907,238
RHB Capital Bhd	142,700	311,412
SapuraCrest Petroleum Bhd	487,400	557,261
Sime Darby Bhd	759,300	1,994,786
SP Setia Bhd	231,450	281,182
Sunway Real Estate Investment Trust	778,200	269,781
Tan Chong Motor Holdings Bhd	105,800	147,867

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Malaysia (cont’d.)
Telekom Malaysia Bhd	322,600	$411,792
Tenaga Nasional Bhd	494,600	796,326
Top Glove Corp. Bhd	137,000	174,727
UEM Land Holdings Bhd*	240,700	129,998
UMW Holdings Bhd	141,100	301,437
WCT Berhad	252,100	156,786
YTL Corp. Bhd	956,770	395,024
YTL Power International Bhd	722,157	382,255

		25,578,593

Mauritius — 0.4%
Mauritius Commercial Bank(g)	266,400	1,546,378
Naiade Resorts Ltd.*(g)	76,628	71,634
New Mauritius Hotels Ltd.(g)	289,017	814,135
Rogers & Co. Ltd.(g)	7,500	71,090
State Bank of Mauritius Ltd.(g)	166,800	496,677
Sun Resorts Ltd. (Class A Stock)(g)	155,200	271,757

		3,271,671

Mexico — 6.4%
Alfa SAB de CV (Class A Stock)	188,800	1,939,943
America Movil SAB de CV (Class L Stock)	8,782,690	9,695,603
America Movil SAB de CV (Class L Stock), ADR(a)	135,300	2,987,424
Bolsa Mexicana de Valores SA de CV	568,100	784,451
Carso Infraestructura y Construccion SAB de CV*	418,300	211,134
Cemex SAB de CV*	3,776,447	1,200,865
Cemex SAB de CV, ADR*(a)	124,900	394,684
Coca-Cola Femsa SAB de CV (Class L Stock)	70,100	621,721
Compartamos SAB de CV	784,600	1,060,771
Corp. GEO SAB de CV (Class B Stock)*	131,800	170,399
Desarrolladora Homex SAB de CV*	86,900	196,126
Embotelladoras Arca SAB de CV	158,999	658,079
Empresas ICA SAB de CV*	523,600	581,046
Fomento Economico Mexicano SAB de CV	469,700	3,048,142
Genomma Lab Internacional SAB de CV (Class B Stock)*	237,200	391,159
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	114,106	382,179
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	50,500	250,744
Grupo Bimbo SAB de CV (Class A Stock)	652,500	1,204,460
Grupo Carso SAB de CV (Class A Stock)	443,900	1,030,654
Grupo Elektra SA de CV (Class A Stock)	18,800	1,430,193
Grupo Financiero Banorte SAB de CV (Class O Stock)	1,096,200	3,239,961
Grupo Financiero Inbursa SA (Class O Stock)	1,872,900	3,131,752
Grupo Mexico SAB de CV (Class B Stock)	1,748,214	4,134,667
Grupo Modelo SAB de CV (Class C Stock)	183,900	1,039,343
Grupo Televisa SAB (Series CPO)	520,900	1,910,681
Impulsora del Desarrollo y el Empleo en America Latina SA de CV*(g)	414,000	538,827
Industrias CH SAB de CV (Class B Stock)*	97,200	275,372
Industrias Penoles SAB de CV	55,700	2,045,386
Inmuebles Carso SAB de CV*	206,500	150,835
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	138,900	708,599
Mexichem SAB de CV	352,631	1,060,300

	Shares	Value
COMMON STOCKS (Continued)
Mexico (cont’d.)
Minera Frisco SAB de CV (Class A1 Stock)*	172,300	$587,650
Promotora y Operadora de Infraestructura SAB de CV*	92,100	345,331
Telefonos de Mexico SAB de CV (Class L Stock)	1,150,900	862,234
Telefonos de Mexico SAB de CV (Class L Stock), ADR	23,600	352,820
TV Azteca SAB de CV	444,600	236,591
Urbi Desarrollos Urbanos SAB de CV*	127,100	171,288
Wal-Mart de Mexico SAB de CV (Class V Stock)	1,277,900	2,930,192

		51,961,606

Morocco — 1.6%
Alliances Developpement Immobilier SA(g)	6,000	480,992
Attijariwafa Bank	47,663	2,140,959
Banque Centrale Populaire	9,775	466,187
Banque Marocaine du Commerce Exterieur(g)	52,559	1,425,189
Brasseries Maroc(g)	300	69,561
Ciments du Maroc(g)	5,464	714,579
Compagnie Generale Immobiliere(g)	5,240	665,576
Cosumar	3,134	608,755
Delta Holding SA(g)	38,900	400,841
Douja Promotion Groupe Addoha SA	114,400	1,101,138
Holcim Maroc SA(g)	2,365	545,251
Lafarge Ciments(g)	4,330	845,417
Maroc Telecom SA(g)	168,154	2,881,402
Samir*	1,700	158,689
Sonasid*(g)	1,910	366,196

		12,870,732

Nigeria — 0.8%
Access Bank PLC	4,927,720	173,466
Ashaka Cement PLC	534,055	56,199
Bank PHB PLC*	10,483,894	—
Dangote Cement PLC	608,979	381,446
Dangote Sugar Refinery PLC(g)	2,798,880	122,719
Diamond Bank PLC	7,470,734	162,673
Ecobank Transnational, Inc.(g)	2,309,467	173,370
Fidelity Bank PLC	9,170,112	115,452
First Bank of Nigeria PLC	4,934,646	301,982
First City Monument Bank PLC	3,151,000	83,882
Flour Mills of Nigeria PLC	539,692	201,307
Guaranty Trust Bank PLC	8,017,934	643,473
Guinness Nigeria PLC	163,400	223,069
Lafarge Cement WAPCO Nigeria PLC(g)	842,000	210,282
Nestle Foods Nigeria PLC	137,005	344,122
Nigerian Breweries PLC	1,165,433	583,848
Oando PLC(g)	2,925,498	422,683
Oceanic Bank International PLC*(g)	6,101,843	22,932
PZ Cussons Nigeria PLC(g)	652,295	122,081
Skye Bank PLC(g)	5,240,737	167,415
Stanbic IBTC Bank PLC	3,650,000	210,564
UAC of Nigeria PLC(g)	1,299,650	271,044
Unilever Nigeria PLC	1,237,632	212,371
Union Bank Nigeria PLC*	3,850,000	40,321
United Bank for Africa PLC	11,283,582	272,901
Zenith Bank PLC	10,253,326	794,787

		6,314,389

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oman — 0.8%
Al Maha Petroleum Products Marketing Co. LLC(g)	3,000	$85,945
Bank Dhofar SAOG(g)	440,184	611,605
Bank Muscat SAOG	839,023	1,462,550
Bank Sohar	819,200	341,622
Dhofar International Development & Investment Holding Co.(g)	202,700	219,217
Galfar Engineering & Contracting SAOG(g)	290,505	266,060
National Bank of Oman SAOG(g)	260,227	210,858
Oman Cables Industry	26,280	49,823
Oman Cement Co.(g)	341,784	403,341
Oman Flour Mills Co. SAOG(g)	272,400	307,781
Oman Telecommunications Co.(g)	297,237	888,569
Omani Qatari Telecommunications Co. SAOG(g)	285,200	474,805
Ominvest	108,871	128,192
Raysut Cement Co.(g)	115,838	301,441
Renaissance Services SAOG	373,485	622,717

		6,374,526

Pakistan — 0.8%
Allied Bank Ltd.(g)	267,520	184,567
Bank Alfalah Ltd.*	1,765,900	227,159
D.G. Khan Cement Co. Ltd.*	668,700	156,633
Engro Corp. Ltd.	203,768	332,693
Fauji Fertilizer Bin Qasim Ltd.	255,200	170,805
Fauji Fertilizer Co. Ltd.	178,358	329,073
Habib Bank Ltd.(g)	146,894	199,964
HUB Power Co.	1,251,800	592,723
MCB Bank Ltd.	299,073	589,722
Nishat Mills Ltd.	631,500	343,928
Oil & Gas Development Co. Ltd.	536,300	803,745
Pakistan Oilfields Ltd.	95,100	398,268
Pakistan Petroleum Ltd.	427,873	924,095
Pakistan State Oil Co. Ltd.	107,800	311,179
Pakistan Telecommunication Co. Ltd.	1,307,700	173,215
SUI Northern Gas Pipeline Ltd.(g)	662,300	150,525
United Bank Ltd.(g)	423,918	290,840

		6,179,134

Peru — 1.4%
Alicorp SA(g)	658,700	1,306,238
Cia de Minas Buenaventura SA, ADR(a)	82,600	3,117,324
Cia Minera Milpo SA(g)	217,596	392,277
Credicorp Ltd.(a)	27,150	2,503,230
Edegel SA(g)	521,830	272,815
Grana y Montero SA	390,119	766,594
Intergroup Financial Services Corp.(g)	23,400	545,220
Minsur SA(g)	480,495	485,086
Sociedad Minera Cerro Verde SAA	9,240	313,975
Southern Copper Corp.	65,090	1,626,599
Volcan Cia Minera SAA (Class B Stock)	507,004	466,148

		11,795,506

Philippines — 1.5%
Aboitiz Equity Ventures, Inc.	1,115,800	964,028
Aboitiz Power Corp.	525,000	339,482
Alliance Global Group, Inc.	2,712,700	572,814
Ayala Corp.	46,240	305,082
Ayala Land, Inc.	1,697,200	560,597
Banco de Oro Unibank, Inc.	210,800	244,010

	Shares	Value
COMMON STOCKS (Continued)
Philippines (cont’d.)
Bank of the Philippine Islands	507,548	$643,428
DMCI Holdings, Inc.	543,000	426,582
Energy Development Corp.	2,248,000	288,720
Filinvest Land, Inc.	7,241,000	180,271
First Philippine Holdings Corp.	190,000	233,848
Globe Telecom, Inc.	11,280	227,815
International Container Terminal Services, Inc.	251,200	266,493
JG Summit Holdings, Inc.(g)	1,336,400	651,266
Jollibee Foods Corp.	137,200	263,581
Lopez Holdings Corp.	2,000,000	199,508
Manila Electric Co.	32,300	171,931
Manila Water Co., Inc.	598,500	259,101
Megaworld Corp.	4,300,000	163,987
Metropolitan Bank & Trust	279,919	418,362
Philex Mining Corp.	2,148,500	1,073,410
Philippine Long Distance Telephone Co.	14,700	732,843
Robinsons Land Corp.	653,800	167,670
San Miguel Corp.	233,500	616,318
Semirara Mining Corp.	99,600	420,777
SM Investments Corp.	84,730	1,005,506
SM Prime Holdings, Inc.	1,865,600	518,299
Universal Robina Corp.	330,000	311,847

		12,227,576

Poland — 3.1%
Agora SA	44,800	173,731
AmRest Holdings SE*(g)	9,300	189,242
Asseco Poland SA	59,638	723,058
Bank Handlowy w Warszawie SA	21,100	439,122
Bank Pekao SA	44,600	1,793,996
Bioton SA*	10,710,300	255,024
Boryszew SA*	846,000	110,198
BRE Bank SA*	6,350	459,810
Budimex SA	12,200	265,850
Cersanit SA*	83,700	117,644
Cinema City International NV*(g)	31,200	244,916
Cyfrowy Polsat SA	222,433	998,566
Echo Investment SA*	97,759	105,556
Enea SA	89,800	431,087
Eurocash SA	49,307	349,033
Getin Holding SA*	167,500	362,194
Globe Trade Centre SA*	102,300	360,719
Grupa Lotos SA*	24,900	187,229
ING Bank Slaski SA	2,100	463,437
KGHM Polska Miedz SA	56,900	2,227,985
Kopex SA*	47,764	263,656
Lubelski Wegiel Bogdanka SA	15,330	472,071
Netia SA*	257,000	384,086
NG2 SA	23,300	295,818
Orbis SA*(g)	31,900	352,833
PBG SA	14,800	248,225
Petrolinvest SA	137,700	125,699
PGE Polska Grupa Energetyczna	275,267	1,605,870
Polimex- Mostostal SA	763,700	303,154
Polski Koncern Naftowy Orlen SA*	127,700	1,391,175
Polskie Gornictwo Naftowe I Gazownictwo SA	736,500	897,075
Powszechna Kasa Oszczednosci Bank Polski SA	275,900	2,718,523
Powszechny Zaklad Ubezpieczen SA	16,341	1,540,122

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Poland (cont’d.)
Rafako SA(g)	70,000	$187,501
Synthos SA	310,700	347,085
Tauron Polska Energia SA	578,800	885,000
Telekomunikacja Polska SA	405,600	2,119,716
TVN SA	180,500	774,707

		25,170,713

Qatar — 1.6%
Aamal Co.*	21,938	97,960
Barwa Real Estate Co.	57,600	461,597
Commercial Bank of Qatar QSC (The)	24,556	528,294
Doha Bank QSC	26,300	435,440
Gulf International Services OSC	52,500	350,791
Industries Qatar QSC	86,500	2,909,560
Masraf Al Rayan*	145,800	982,266
Qatar Electricity & Water Co.	20,000	755,183
Qatar Gas Transport Co. Nakilat	123,000	574,737
Qatar International Islamic Bank	20,200	292,719
Qatar Islamic Bank	23,500	514,715
Qatar National Bank SAQ	58,990	2,289,107
Qatar National Cement Co.	8,847	260,044
Qatar Navigation	9,800	214,657
Qatar Telecom Q-Tel QSC	29,780	1,195,291
Vodafone Qatar*(g)	417,800	873,333

		12,735,694

Romania — 0.7%
Antibiotice(g)	740,449	89,009
Banca Transilvania*(g)	3,174,206	904,702
Biofarm Bucuresti(g)	6,134,800	355,614
BRD-Groupe Societe Generale(g)	673,070	2,246,492
OMV Petrom SA(g)	18,165,400	1,565,726
Transelectrica SA(g)	46,500	243,221

		5,404,764

Russia — 6.3%
Aeroflot - Russian Airlines OJSC	250,300	407,141
AvtoVAZ*(g)	646,700	409,876
Evraz Group SA, GDR*	19,900	313,226
Federal Grid Co. Unified Energy System JSC	85,689,700	638,474
Federal Hydrogenerating Co. JSC	16,676,743	543,612
Federal Hydrogenerating Co. JSC, ADR	257,000	884,080
Gazprom Neft JSC, ADR	15,900	278,250
Gazprom OAO, ADR	979,640	9,492,712
IDGC Holding JSC*	5,875,000	403,983
Inter Rao UES OAO, (MICEX)	645,760,258	668,503
Inter Rao UES OAO, (RTSX)	200,000,000	207,800
Irkutsk Electronetwork Co. JSC*(g)	293,978	22,040
Irkutskenergo OJSC	220,000	112,299
Kamaz OJSC*(g)	63,900	82,228
LSR Group, GDR	38,800	143,172
LUKOIL OAO, ADR	72,000	3,661,200
Magnitogorsk Iron & Steel Works, GDR	38,200	182,711
Mail.Ru Group Ltd., GDR	17,000	497,250
Mechel, ADR	45,500	463,645
Mining & Metallurgical Co. Norilsk Nickel OJSC, ADR, (RTSX)	16,000	344,000
Mining & Metallurgical Co. Norilsk Nickel OJSC, ADR, (XLON)	117,500	2,553,275
Mobile Telesystems OJSC	459,917	2,532,604

	Shares	Value
COMMON STOCKS (Continued)
Russia (cont’d.)
Mosenergo OAO	4,030,000	$241,703
NovaTek OAO (Class S Stock)	155,600	1,764,417
NovaTek OAO, GDR	8,400	976,080
Novolipetsk Steel OJSC, GDR	17,400	356,352
Pharmstandard OJSC, GDR*	36,000	687,960
PIK Group, GDR*	269,400	880,938
Polymetal JSC, GDR*	12,000	186,000
Rosneft Oil Co., GDR	290,400	1,706,100
Rostelecom OJSC	110,003	503,631
Rostelecom OJSC, ADR(a)	8,400	230,076
Sberbank of Russia	2,361,770	5,172,276
Sberbank of Russia, ADR	323,300	2,874,137
Severstal OAO, GDR	26,100	275,094
Sistema JSFC	1,304,250	830,190
Surgutneftegaz OJSC, ADR	156,200	1,265,220
Tatneft, ADR	45,333	1,126,072
United Co. RUSAL PLC*	414,000	357,433
Uralkali, GDR	45,800	1,580,100
VimpelCom Ltd., ADR	199,620	1,902,379
VTB Bank OJSC	69,000,000	143,313
VTB Bank OJSC, GDR	455,900	1,886,514
X5 Retail Group NV, GDR*	55,800	1,545,660

		51,333,726

Slovenia — 0.7%
Gorenje dd*(g)	15,400	120,439
Krka dd Novo mesto(g)	30,590	2,103,255
Luka Koper*(g)	11,450	144,043
Mercator Poslovni Sistem	3,265	713,452
Nova Kreditna Banka Maribor dd(g)	65,600	394,044
Petrol dd Ljubljana(g)	2,543	533,703
Reinsurance Co. Sava Ltd.*(g)	18,150	125,285
Sava dd*(g)	238	7,512
Telekom Slovenije dd(g)	8,530	703,760
Zavarovalnica Triglav dd(g)	35,768	591,346

		5,436,839

South Africa — 6.0%
ABSA Group Ltd.	47,200	782,340
Adcock Ingram Holdings Ltd.	42,200	312,944
Aeci Ltd.	27,200	249,189
African Bank Investments Ltd.	114,200	464,553
African Rainbow Minerals Ltd.	14,500	310,042
Anglo American Platinum Ltd.	9,500	648,115
AngloGold Ashanti Ltd.	39,858	1,652,468
AngloGold Ashanti Ltd., ADR	14,900	616,264
Aspen Pharmacare Holdings Ltd.	55,790	627,949
Assore Ltd.	10,000	243,978
Aveng Ltd.	145,800	621,059
Barloworld Ltd.	94,300	702,845
Bidvest Group Ltd.	76,192	1,402,874
Capital Property Fund	387,940	410,785
DataTec Ltd.	107,700	505,446
Discovery Holdings Ltd.	68,700	336,061
Emira Property Fund	110,000	158,633
Exxaro Resources Ltd.	22,000	461,101
FirstRand Ltd.	545,200	1,317,895
Foschini Group Ltd.( The)	26,000	272,623
Gold Fields Ltd.	109,834	1,682,341
Grindrod Ltd.	175,800	326,378
Group Five Ltd.	44,200	141,504

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Africa (cont’d.)
Growthpoint Properties Ltd.	238,900	$524,266
Harmony Gold Mining Co. Ltd.	52,600	615,508
Hyprop Investments Ltd.	23,900	159,837
Impala Platinum Holdings Ltd.	71,300	1,440,715
Imperial Holdings Ltd.	23,200	301,576
Investec Ltd.	45,600	248,639
JSE Ltd.	33,600	266,833
Kumba Iron Ore Ltd.	11,200	588,060
Lewis Group Ltd.	27,600	238,428
Liberty Holdings Ltd.	20,500	202,348
Life Healthcare Group Holdings Ltd.	182,500	435,872
Massmart Holdings Ltd.	21,266	364,024
Medi-Clinic Corp. Ltd.	84,340	351,064
MMI Holdings Ltd.	186,541	392,280
Mr. Price Group Ltd.	32,500	269,346
MTN Group Ltd.	525,900	8,591,462
Murray & Roberts Holdings Ltd.	154,800	496,549
Nampak Ltd.	99,800	257,951
Naspers Ltd. (Class N Stock)	57,800	2,496,106
Nedbank Group Ltd.	37,885	639,419
Netcare Ltd.	198,000	320,266
Northam Platinum Ltd.	59,612	241,715
Pick’n Pay Holdings Ltd.	44,800	84,945
Pick’n Pay Stores Ltd.	53,900	242,982
Pretoria Portland Cement Co. Ltd.	59,007	169,289
Redefine Properties Ltd.	445,100	440,306
Remgro Ltd.	63,100	862,916
Reunert Ltd.	86,500	626,440
RMB Holdings Ltd.	135,400	423,137
Sanlam Ltd.	257,200	859,074
Sappi Ltd.*	106,920	314,682
Sasol Ltd.	74,200	3,043,061
Shoprite Holdings Ltd.	51,400	719,748
Spar Group Ltd. (The)	36,900	438,264
Standard Bank Group Ltd.	164,700	1,884,325
Steinhoff International Holdings Ltd.*	218,800	605,991
Sun International Ltd.	18,900	189,363
Telkom SA Ltd.	97,300	385,159
Tiger Brands Ltd.	29,600	767,269
Tongaat Hulett Ltd.	14,800	168,630
Truworths International Ltd.	59,100	513,742
Vodacom Group Ltd.	78,900	879,426
Wilson Bayly Holmes-Ovcon Ltd.	42,000	537,875
Woolworths Holdings Ltd.	152,900	660,169

		48,506,444

South Korea — 6.1%
Amorepacific Corp.	240	238,858
BS Financial Group, Inc.*	21,572	235,203
Celltrion, Inc.	9,600	352,235
Cheil Industries, Inc.	5,590	387,550
Cheil Worldwide, Inc.	20,000	313,342
CJ CheilJedang Corp.	1,200	296,254
Daelim Industrial Co. Ltd.	2,900	231,523
Daewoo Engineering & Construction Co. Ltd.*	17,390	131,508
Daewoo International Corp.	6,180	151,998
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	7,450	139,617
DGB Financial Group, Inc.*	27,800	329,197
Dong-A Pharmaceutical Co. Ltd.	1,795	135,660

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Dongbu Insurance Co. Ltd.	5,500	$237,125
Dongkuk Steel Mill Co. Ltd.	7,810	145,407
Doosan Corp.	2,400	270,872
Doosan Heavy Industries & Construction Co. Ltd.	5,280	246,389
Doosan Infracore Co. Ltd.*	12,450	187,384
E-Mart Co. Ltd.*	2,217	560,813
GS Engineering & Construction Corp.	2,700	219,026
GS Holdings	7,960	377,191
Hana Financial Group, Inc.	33,230	966,212
Hanjin Heavy Industries & Construction Co. Ltd.*	12,341	173,361
Hanjin Shipping Co. Ltd.	14,226	122,621
Hanjin Shipping Holdings Co. Ltd.	16,197	102,202
Hankook Tire Co. Ltd.	12,260	412,640
Hansol Paper Co. Ltd.	22,000	138,190
Hanwha Chem Corp.	13,680	291,574
Hanwha Corp.	12,910	360,768
Hite Jinro Co. Ltd.	4,081	86,814
Honam Petrochemical Corp.	1,330	319,198
Hynix Semiconductor, Inc.	36,780	649,023
Hyosung Corp.	3,370	155,214
Hyundai Department Store Co. Ltd.	2,350	328,799
Hyundai Engineering & Construction Co. Ltd.	4,360	220,555
Hyundai Glovis Co. Ltd.	3,500	516,796
Hyundai Heavy Industries Co. Ltd.	3,480	807,947
Hyundai Marine & Fire Insurance Co. Ltd.	8,430	206,679
Hyundai Merchant Marine Co. Ltd.	8,870	189,697
Hyundai Mobis	4,900	1,387,858
Hyundai Motor Co.	12,580	2,199,208
Hyundai Securities Co.	19,220	151,246
Hyundai Steel Co.	5,220	379,987
Industrial Bank of Korea	27,730	321,931
Kangwon Land, Inc.	10,530	240,984
KB Financial Group, Inc.	48,188	1,592,233
KCC Corp.	500	93,412
Kia Motors Corp.	16,750	998,839
Korea Electric Power Corp.*	33,390	584,274
Korea Exchange Bank	36,160	211,938
Korea Investment Holdings Co. Ltd.	7,090	203,256
Korea Kumho Petrochemical Co. Ltd.	2,600	398,644
Korea Zinc Co. Ltd.	1,130	275,685
Korean Air Lines Co. Ltd.	8,850	327,279
Korean Reinsurance Co.	15,453	177,372
KT Corp.	17,490	526,876
KT Corp., ADR	13,600	201,008
KT&G Corp.	9,270	576,910
LG Chem Ltd.	4,798	1,271,778
LG Corp.	8,830	441,102
LG Display Co. Ltd.	18,450	300,908
LG Electronics, Inc.	7,660	437,376
LG Household & Health Care Ltd.	670	301,182
LG Innotek Co. Ltd.	1,700	90,395
LG Uplus Corp.	54,990	296,227
LIG Insurance Co. Ltd.	7,200	117,818
Lotte Shopping Co. Ltd.	1,100	371,011
Macquarie Korea Infrastructure Fund	60,089	254,020
MegaStudy Co. Ltd.	1,080	108,333
NCSoft Corp.	1,590	449,189
NHN Corp.*	3,500	666,808

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Nong Shim Co. Ltd.	690	$124,426
OCI Co. Ltd.	2,370	404,649
OCI Materials Co. Ltd.	2,600	149,911
ORION Corp.	650	284,156
POSCO	7,550	2,326,640
Samsung C&T Corp.	9,410	547,736
Samsung Card Co.	8,820	312,844
Samsung Electro-Mechanics Co. Ltd.	5,190	317,896
Samsung Electronics Co. Ltd.	10,441	7,290,496
Samsung Engineering Co. Ltd.	2,100	405,441
Samsung Fine Chemicals Co. Ltd.	4,550	156,629
Samsung Fire & Marine Insurance Co. Ltd.	5,550	1,006,548
Samsung Heavy Industries Co. Ltd.	19,100	437,185
Samsung Life Insurance Co. Ltd.	12,600	959,283
Samsung SDI Co. Ltd.	3,600	346,033
Samsung Securities Co. Ltd.	9,750	420,249
Samsung Techwin Co. Ltd.	6,149	280,204
Shinhan Financial Group Co. Ltd.	56,727	1,977,879
Shinsegae Co. Ltd.	783	180,873
SK Broadband Co. Ltd.*	56,200	167,959
SK C&C Co. Ltd.	1,800	218,213
SK Chemicals Co. Ltd.	4,200	226,340
SK Holdings Co. Ltd.	2,360	261,351
SK Innovation Co. Ltd.	6,450	754,659
SK Telecom Co. Ltd.	6,300	795,622
SK Telecom Co. Ltd., ADR	12,400	174,468
S-Oil Corp.	5,280	455,591
Tong Yang Securities, Inc.	35,600	134,597
Woongjin Coway Co. Ltd.	7,460	240,196
Woori Finance Holdings Co. Ltd.	46,940	398,022
Woori Investment & Securities Co. Ltd.	15,280	140,550
Yuhan Corp.	1,548	140,639

		49,227,814

Taiwan — 6.1%
Acer, Inc.	279,731	339,457
Advanced Semiconductor Engineering, Inc.	640,776	546,338
Altek Corp.	117,804	117,227
Ambassador Hotel (The)	100,000	113,999
Amtran Technology Co. Ltd.	302,000	162,526
Asia Cement Corp.	359,044	369,557
Asia Optical Co., Inc.*	276,000	298,247
Asustek Computer, Inc.	73,037	544,298
AU Optronics Corp.	727,441	289,530
Capital Securities Corp.	435,703	143,341
Catcher Technology Co. Ltd.	49,780	285,011
Cathay Financial Holding Co. Ltd.	635,036	719,516
Chang Hwa Commercial Bank	543,910	308,140
Cheng Shin Rubber Industry Co. Ltd.	432,664	896,450
Chicony Electronics Co. Ltd.	105,258	169,561
Chimei Innolux Corp.*	687,940	273,922
China Airlines Ltd.	358,282	175,555
China Development Financial Holding Corp.	1,534,340	455,824
China Petrochemical Development Corp.	411,096	439,273
China Steel Corp.	1,151,101	1,118,949
China Synthetic Rubber Corp.	333,000	260,356
Chinatrust Financial Holding Co. Ltd.	1,685,997	986,900
Chong Hong Construction Co.	135,386	284,503
Chroma ATE, Inc.	97,760	200,316
Chung Hung Steel Corp.	238,608	81,074
Chunghwa Telecom Co. Ltd.	607,268	2,011,218

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Clevo Co.	84,034	$140,172
Compal Electronics, Inc.	396,822	360,841
Delta Electronics, Inc.	219,268	513,614
E Ink Holdings, Inc.	100,000	207,295
E. Sun Financial Holding Co. Ltd.	607,593	297,166
Eternal Chemical Co. Ltd.	165,375	125,566
Eva Airways Corp.	203,634	133,355
Everlight Electronics Co. Ltd.	104,609	177,934
Far Eastern Department Stores Co. Ltd.	407,555	530,090
Far Eastern International Bank	473,175	179,593
Far Eastern New Century Corp.	472,676	482,185
Far EasTone Telecommunications Co. Ltd.	299,000	442,082
First Financial Holding Co. Ltd.	530,198	338,866
Formosa Chemicals & Fibre Corp.	372,810	957,983
Formosa Petrochemical Corp.	226,670	618,167
Formosa Plastics Corp.	519,560	1,369,641
Formosa Taffeta Co. Ltd.	162,000	145,181
Foxconn Technology Co. Ltd.	82,394	262,693
Fubon Financial Holding Co. Ltd.	723,118	746,721
Giant Manufacturing Co. Ltd.	51,661	190,169
Gintech Energy Corp.	220,443	280,850
Goldsun Development & Construction Co. Ltd.	460,124	179,454
Great Wall Enterprise Co. Ltd.	383,607	346,116
Highwealth Construction Corp.	1,000	1,653
Hon Hai Precision Industry Co. Ltd.	716,877	1,597,507
Hotai Motor Co. Ltd.	82,000	342,011
HTC Corp.	60,485	1,328,062
Hua Nan Financial Holdings Co. Ltd.	815,854	485,887
Kenda Rubber Industrial Co. Ltd.	218,163	232,276
KGI Securities Co. Ltd.	397,722	141,330
Largan Precision Co. Ltd.	11,000	254,020
LCY Chemical Corp.	81,570	119,193
Lite-On Technology Corp.	389,141	352,485
Macronix International	514,157	180,785
MediaTek, Inc.	80,472	875,025
Mega Financial Holding Co. Ltd.	963,840	661,853
Microbio Co. Ltd.	236,642	226,731
Motech Industries, Inc.	66,290	105,592
Nan Kang Rubber Tire Co. Ltd.	262,169	417,175
Nan Ya Plastics Corp.	541,350	1,162,433
Nan Ya Printed Circuit Board Corp.	46,350	124,321
Neo Solar Power Corp.	201,000	187,398
Novatek Microelectronics Corp.	77,246	176,900
Pegatron Corp.	161,133	148,076
Phison Electronics Corp.	38,302	180,541
POU Chen Corp.	340,547	244,530
Powerchip Technology Corp.*	1,317,040	73,804
Powertech Technology, Inc.	77,528	164,853
President Chain Store Corp.	91,648	516,149
Qisda Corp.	866,510	228,095
Quanta Computer, Inc.	347,319	665,339
Radium Life Tech Co. Ltd.	299,000	232,184
Realtek Semiconductor Corp.	89,425	149,302
Richtek Technology Corp.	35,952	166,388
Ritek Corp.*	776,000	135,185
Ruentex Development Co. Ltd.	301,000	292,931
Sanyang Industry Co. Ltd.	504,423	275,040
Shin Kong Financial Holding Co. Ltd.*	942,114	276,000
Shining Building Business Co. Ltd.*	204,000	186,680
Shinkong Synthetic Fibers Corp.	872,156	253,139

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Siliconware Precision Industries Co.	429,350	$415,163
Simplo Technology Co. Ltd.	34,606	212,549
Sincere Navigation	124,000	101,836
Sino-American Silicon Products, Inc.	87,685	144,906
SinoPac Financial Holdings Co. Ltd.	1,071,161	343,019
Solar Applied Materials Technology Co.	201,620	254,460
Synnex Technology International Corp.	110,889	239,438
T JOIN Transportation Co.	266,000	266,766
Tainan Spinning Co. Ltd.	625,107	273,575
Taishin Financial Holding Co. Ltd.	403,891	154,506
Taiwan Cement Corp.	466,562	494,932
Taiwan Cooperative Bank	757,667	455,030
Taiwan Fertilizer Co. Ltd.	103,000	249,426
Taiwan Glass Industrial Corp.	148,923	169,773
Taiwan Mobile Co. Ltd.	358,200	965,112
Taiwan Semiconductor Manufacturing Co. Ltd.	1,933,814	4,352,555
Taiwan TEA Corp.	324,000	162,165
Tatung Co. Ltd.*	614,879	226,208
Teco Electric and Machinery Co. Ltd.	273,000	145,909
Tong Yang Industry Co. Ltd.	155,150	140,457
Transcend Information, Inc.	57,719	112,157
Tripod Technology Corp.	100,278	261,211
TSRC Corp.	96,800	211,242
TTY Biopharm Co. Ltd.	60,466	166,626
Tung Ho Steel Enterprise Corp.	187,381	166,749
U-Ming Marine Transport Corp.	74,000	107,530
Uni-President Enterprises Corp.	564,696	724,357
United Microelectronics Corp.	1,511,280	557,309
Walsin Lihwa Corp.	1,084,000	328,453
Wan Hai Lines Ltd.	403,935	188,767
Waterland Financial Holdings Co. Ltd.	473,925	166,626
Wei Chuan Food Corp.	165,000	151,573
Wintek Corp.	212,484	163,954
Wistron Corp.	300,821	337,602
WPG Holdings Ltd.	137,613	158,235
Yageo Corp.	961,000	267,015
Yang Ming Marine Transport Corp.	564,300	217,188
Yieh Phui Enterprise Co. Ltd.	328,181	109,152
Young Fast Optoelectronics Co. Ltd.	61,695	167,357
Young Optics, Inc.	79,000	219,049
Yuanta Financial Holding Co. Ltd.	1,382,213	692,855
Yulon Motor Co. Ltd.	167,053	310,277
Zinwell Corp.	145,074	143,087

		49,473,851

Thailand — 2.9%
Advanced Info Service PCL	453,700	1,868,219
Airports of Thailand PCL	225,200	286,164
Bangkok Bank PCL	122,600	579,776
Bangkok Dusit Medical Services PCL (Class F Stock)	105,000	216,181
Bangkok Expressway PCL	423,100	224,212
Bank of Ayudhya PCL	754,200	481,286
Banpu PCL	30,000	506,212
BEC World PCL	409,900	484,601
Big C Supercenter PCL	137,000	506,820
Bumrungrad Hospital PCL	231,500	288,584
Calcomp Electronics Thailand PCL (Class F Stock)(g)	2,615,800	198,594
Central Pattana PCL	203,400	224,110

	Shares	Value
COMMON STOCKS (Continued)
Thailand (cont’d.)
Charoen Pokphand Foods PCL	1,045,100	$899,354
CP ALL PCL	676,800	1,045,083
Delta Electronics Thai PCL	380,700	238,818
Electricity Generating PCL	160,100	435,208
Esso Thailand PCL	680,000	197,973
Glow Energy PCL	181,600	276,037
Hana Microelectronics PCL	494,200	268,682
Indorama Ventures PCL	538,288	476,208
IRPC PCL	3,590,100	404,226
Italian-Thai Development PCL	3,250,000	347,113
Jasmine International PCL	3,200,000	166,769
Kasikornbank PCL	301,700	1,145,475
Khon Kaen Sugar Industry PCL	550,900	193,174
Kiatnakin Bank PCL	93,500	86,477
Krung Thai Bank PCL	991,500	491,205
Land & Houses PCL	834,300	176,191
Precious Shipping PCL	223,500	104,254
Pruksa Real Estate PCL	352,400	160,780
PTT Aromatics & Refining PCL	306,500	242,558
PTT Chemical PCL	90,000	286,633
PTT Exploration & Production PCL	287,100	1,288,417
PTT PCL	205,000	1,714,653
Quality Houses PCL	3,525,000	163,294
Ratchaburi Electricity Generating Holding PCL	191,700	262,096
Robinson Department Store PCL	163,700	177,734
Siam Cement PCL (The)	96,400	960,923
Siam Commercial Bank PCL	397,500	1,355,477
Siam Makro PCL	40,000	280,521
Thai Airways International PCL	324,900	209,040
Thai Beverage PCL	4,089,000	793,596
Thai Oil PCL	197,100	321,789
Thai Tap Water Supply PCL	1,313,800	212,904
Thai Union Frozen Products PCL	212,100	353,102
Thai Vegetable Oil PCL	151,700	84,963
Thoresen Thai Agencies PCL	241,120	114,025
Tisco Financial Group PCL	225,000	265,731
TMB Bank PCL	9,543,600	439,033
Total Access Communication PCL	146,000	347,055
Total Access Communication PCL, NVDR	197,000	465,948
TPI Polene PCL	446,100	175,082
True Corp. PCL*	3,414,494	347,106

		23,839,466

Turkey — 3.2%
Adana Cimento Sanayii TAS (Class A Stock)	47,928	104,546
Akbank TAS	511,766	2,007,222
Akcansa Cimento A/S	45,400	167,624
Akenerji Elektrik Uretim A/S*	67,462	104,636
Alarko Holding A/S	133,000	226,370
Albaraka Turk Katilim Bankasi A/S	98,000	98,579
Anadolu Efes Biracilik Ve Malt Sanayii A/S	75,000	865,637
Arcelik A/S	103,295	404,905
Asya Katilim Bankasi A/S*	284,400	295,196
Bagfas Bandirma Gubre Fabrik	1,000	90,320
BIM Birlesik Magazalar A/S	39,200	1,079,094
Cimsa Cimento Sanayi VE Tica	35,400	142,585
Coca-Cola Icecek A/S	30,700	416,272
Dogan Sirketler Grubu Holdings*	616,526	211,094

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Turkey (cont’d.)
EIS Eczacibasi Ilac ve Sinai ve Finansal
Yatirimlar Sanayi ve Ticaret A/S	127,900	$146,512
Enka Insaat ve Sanayi A/S	456,577	1,097,374
Eregli Demir ve Celik Fabrikalari TAS	486,792	845,801
Finansbank A/S*	—	—
Ford Otomotiv Sanayi A/S	27,600	192,283
Gubre Fabrikalari TAS*	20,400	132,434
Haci Omer Sabanci Holding A/S	226,488	788,030
Ihlas Holding A/S*	340,900	160,933
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)*	645,200	289,848
KOC Holding A/S	410,932	1,519,011
Koza Altin Isletmeleri A/S	36,300	431,958
Koza Anadolu Metal Madencilik Isletmeleri A/S*	49,000	104,501
Petkim Petrokimya Holding A/S*	383,673	492,517
Sekerbank TAS	347,917	174,649
Sinpas Gayrimenkul Yatirim Ortakligi A/S	260,280	201,639
TAV Havalimanlari Holding A/S*	86,500	341,203
Tekfen Holding A/S	127,496	388,767
Tofas Turk Otomobil Fabrikasi A/S	70,800	251,166
Trakya Cam Sanayi A/S	198,106	324,673
Tupras Turkiye Petrol Rafinerileri A/S	73,200	1,500,885
Turk Ekonomi Bankasi A/S	139,200	124,361
Turk Hava Yollari*	358,449	524,634
Turk Sise ve Cam Fabrikalari A/S	237,000	452,018
Turk Telekomunikasyon A/S	275,100	1,181,284
Turk Traktor ve Ziraat Makineleri A/S	11,000	209,710
Turkcell Iletisim Hizmet A/S*	441,300	2,002,620
Turkiye Garanti Bankasi A/S	566,400	2,191,856
Turkiye Halk Bankasi A/S	102,400	730,817
Turkiye Is Bankasi (Class C Stock)	433,462	1,113,503
Turkiye Sinai Kalkinma Bankasi A/S	209,999	224,329
Turkiye Vakiflar Bankasi Tao (Class D Stock)	253,700	505,702
Ulker Biskuvi Sanayi A/S	70,200	206,941
Vestel Elektronik Sanayi ve Ticaret A/S*	142,900	164,058
Yapi ve Kredi Bankasi A/S*	325,748	719,222
Yazicilar Holding A/S (Class A Stock)	39,100	197,876

		26,147,195

United Arab Emirates — 1.6%
Abu Dhabi Commercial Bank*(g)	1,600,300	1,276,598
Abu Dhabi National Hotels(g)	678,793	462,022
Air Arabia	3,448,700	585,243
Aldar Properties PJSC*	746,700	233,306
Amlak Finance PJSC*	67,000	—
Arabtec Holding Co.*	2,508,925	909,525
Aramex PJSC	786,000	381,215
Bank of Sharjah(g)	627,800	311,084
Dana Gas PJSC*	8,165,340	1,208,089
DP World Ltd	213,570	2,180,550
Dubai Financial Market	1,758,200	510,306
Dubai Investments PJSC	1,058,200	211,314
Dubai Islamic Bank PJSC	223,851	119,467
Emaar Properties PJSC	2,630,800	1,931,846
Gulf Cement Co. PSC(g)	260,300	66,617
National Bank of Abu Dhabi PJSC(g)	498,301	1,432,421
National Central Cooling Co.*	483,458	82,590
RAK Properties PJSC*(g)	2,615,700	239,569
Union National Bank PJSC/Abu Dhabi(g)	792,393	656,266

	Shares	Value
COMMON STOCKS (Continued)
United Arab Emirates (cont’d.)
Waha Capital PJSC	706,077	$115,989

		12,914,017

TOTAL COMMON STOCKS (cost $880,453,231)		761,318,740

PREFERRED STOCKS — 4.0%
Brazil — 3.6%
AES Tiete SA (PRFC Shares)	31,800	397,447
Banco Bradesco SA (PRFC Shares)	158,264	2,318,933
Bradespar SA (PRFC Shares)	22,400	390,757
Braskem SA (PRFC A Shares)	20,000	155,086
Centrais Eletricas Brasileiras SA (PRFC B Shares)	63,200	720,989
Cia Brasileira de Distribuicao Grupo Pao de Acucar (PRFC Shares)	15,195	460,638
Cia de Bebidas das Americas (PRFC Shares)	80,620	2,423,424
Cia Energetica de Minas Gerais (PRFC Shares)	68,672	1,002,551
Cia Energetica de Sao Paulo (PRFC B Shares)	36,000	525,568
Cia Paranaense de Energia (PRFC B Shares)	15,000	271,560
Companhia de Bebidas das Americas (PRFC Shares), ADR	21,500	658,975
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (PRFC Shares)	24,200	366,813
Gerdau SA (PRFC Shares)	94,900	670,268
Itau Unibanco Holding SA (PRFC Shares)	193,672	2,992,247
Itausa - Investimentos Itau SA (PRFC Shares)	304,455	1,530,169
Lojas Americanas SA (PRFC Shares)	51,891	393,270
Marcopolo SA (PRFC Shares)	135,000	495,413
Metalurgica Gerdau SA (PRFC Shares)	40,200	354,696
Petroleo Brasileiro SA (PRFC Shares)	478,900	4,864,773
Randon Participacoes SA (PRFC Shares)	38,700	210,969
Suzano Papel e Celulose SA (PRFC Shares)	65,025	292,919
Tam SA (PRFC Shares)	15,000	231,352
Tele Norte Leste Participacoes SA (PRFC Shares)	65,700	625,465
Telecomunicacoes de Sao Paulo SA (PRFC Shares)	43,741	1,156,191
Usinas Siderurgicas de Minas Gerais SA (PRFC A Shares)	48,800	273,815
Vale SA (PRFC A Shares)	226,000	4,711,714
Vale SA (PRFC Shares), ADR	41,300	867,300

		29,363,302

Croatia — 0.1%
Adris Grupa dd (PRFC Shares)(g)	20,975	759,553

Pakistan — 0.1%
Millat Tractors Ltd.	55,400	254,108

Peru
Luz del Sur Saa	75,000	166,306

Philippines
Philex Petroleum Corp.	417,775	54,461
Security Bank Corp.	82,500	163,167

		217,628

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Russia — 0.2%
AK Transneft OAO (PRFC Shares)	350	$355,903
Surgutneftegaz OJSC (PRFC S Shares)	1,641,400	705,375

		1,061,278

South Africa
Allied Electronics Corp. Ltd. (PRFC Shares)	51,800	150,290

South Korea
LG Chem Ltd. (PRFC Shares)	2,200	197,614

TOTAL PREFERRED STOCKS (cost $41,015,487)		32,170,079

	Units
RIGHTS(l)*
Brazil
Lojas Americanas SA, expiring 10/24/11	10	386

Bulgaria
Industrial Holding Bulgaria PLC, expiring 10/17/11	72,512	—

Egypt
Citadel Capital SAE, expiring 10/03/11	69,717	—

Taiwan
Sino-American Silicon Products, Inc., expiring 10/07/11	3,108	—

TOTAL RIGHTS (cost $ — )		386

WARRANTS(l)* — 1.5%
Saudi Arabia — 0.8%
Al Albdullatif Industrial, expiring 07/06/12	12,500	81,658
Al Rajhi Bank, expiring 04/30/12	26,600	491,161
Alinma Bank, expiring 06/04/12	34,000	83,858
Almari Co. Ltd., expiring 03/27/12	13,700	314,153
Arab National Bank, expiring 06/04/12	13,862	102,753
Banque Saudi Fransi, expiring 04/30/12	26,100	270,019
Dar Al Arkan Real Estate, expiring 08/13/12	53,800	89,657
Etihad Etisalat Co., expiring 04/02/12	35,800	505,920
Jarir Marketing Co., expiring 06/04/12	2,500	114,321
Kayan Petrochemical Co., expiring 06/04/12	33,600	152,304
Makkah Construction & Develpoment, expiring 03/15/13	30,000	250,373
Mobile Telecommunications Co., expiring 06/04/12	57,400	95,656
National Industrialization, expiring 05/14/12	40,292	423,290
Rabigh Refining, expiring 04/02/12	14,600	95,182
Riyad Bank, expiring 06/11/12	29,000	182,864
Samba Financial Group, expiring 04/30/12	16,800	196,203
Saudi Arabian Amiantit Co., expiring 06/25/12	21,300	84,623
Saudi Arabian Fertilizer Co., expiring 06/04/12	4,700	228,082
Saudi Arabian Mining Co., expiring 06/25/12	44,400	303,072
Saudi British Bank, expiring 10/02/12	11,700	122,915
Saudi Ceramic,, expiring 08/16/13	5,900	209,231
Saudi Electricity, expiring 06/25/12	46,400	164,548
Saudi Industries Investment Group, expiring 06/11/12	23,200	120,318
Saudi Internaional Petroleum, expiring 09/21/12	42,130	202,764
Saudi Telecom Co., expiring 05/21/12	39,300	356,282

	Units	Value
WARRANTS(l)* (Continued)
Saudi Arabia (cont’d.)
Saudic Basic Industries Corp., expiring 03/26/12	20,000	$493,281
Savola, expiring 04/20/12	63,700	441,606
Yanbu National Petrochemical, expiring 01/07/13	20,000	241,041

		6,417,135

Vietnam — 0.7%
Baoviet Holdings, expiring 10/15/19	61,400	197,424
DIG VN, expiring 07/27/15	99,000	95,535
FPT Corp., expiring 01/13/15	125,666	310,586
GEMADEPT Corp., expiring 12/03/14	125,667	146,549
Hagl JSC, expiring 03/03/15	254,100	393,880
Hoa Phat Group JSC, expiring 03/03/15	276,100	365,706
Kinh Do JSC, expiring 12/08/14(g)	299,625	511,900
Masan Group Corp., expiring 07/07/16	78,000	449,352
PetroVietnam, expiring 12/08/14	161,600	124,860
PetroVietnam Construction JSC, expiring 05/20/16	428,000	234,239
PetroVietnam Drilling & Well Services JSC, expiring 12/15/14	136,243	245,190
PetroVietnam Fertilizer & Chemical JSC, expiring 12/09/14	146,000	226,314
Pha Lai Thermal Power JSC, expiring 01/13/15	507,210	167,955
Refrigeration Electrical Engineering Corp., expiring 04/07/15	401,080	221,353
Saigon Securities, Inc., expiring 12/03/14	371,600	347,750
Songda Urban & Industrial Zone Investment and Development JSC, expiring 11/27/14	225,740	307,669
Tan Tao Investment Industry Corp., expiring 12/16/14	272,340	129,391
Vietnam Construction, expiring 12/08/14	211,069	128,643
Vietnam Dairy Products JSC, expiring 09/29/14(g)	122,620	735,577
Vincom JSC, expiring 12/16/14	151,990	729,410

		6,069,283

TOTAL WARRANTS (cost $15,482,013)		12,486,418

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
CORPORATE BOND
India
Dr. Reddy’s Laboratories Ltd., Unsec’d. Notes (cost $16,003)
9.250%	03/24/14	NR	INR 145	15,324

TOTAL LONG-TERM INVESTMENTS (cost $936,966,734)				805,990,947

SHORT-TERM INVESTMENT — 2.7%

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund (cost $21,784,024; includes $17,980,330 of cash collateral for securities on loan)(b)(w)	21,784,024	$21,784,024

TOTAL INVESTMENTS — 101.9% (cost $958,750,758)		827,774,971
Liabilities in excess of other assets — (1.9)%		(15,228,836)

NET ASSETS — 100.0%		$812,546,135

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securiites Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A are deemed to be liquid.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MICEX	Moscow Interbank Currency Exchange
NR	Non Rated by Moody’s or Standard & Poor’s
NVDR	Non-voting Depositary Receipts
PRFC	Preference Shares
RTSX	Russian Trading System Stock Exchange
XLON	London Stock Exchange
INR	Indian Rupee
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,895,945; cash collateral of $17,980,330 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2011.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$6,131,654	$—	$—
Botswana	—	—	4,565,638
Brazil	21,651,279	—	—
Bulgaria	498,076	1,384,130	—
Chile	26,294,459	—	—
China	9,921,858	64,029,616	223,332
Colombia	12,858,508	—	—
Croatia	2,601,525	2,469,077	—
Czech Republic	1,629,725	11,669,826	—
Egypt	2,698,600	9,958,873	—
Estonia	207,393	3,131,195	—
Ghana	206,188	—	2,304,701
Hungary	—	12,884,954	—
India	15,573,990	36,679,532	—
Indonesia	—	27,453,609	—
Jordan	1,964,193	4,428,198	—
Kazakhstan	3,289,487	3,046,398	—
Kenya	1,456,147	4,681,771	—
Kuwait	7,202,616	4,029,026	1,441,591
Latvia	—	724,973	190,048
Lebanon	2,873,061	—	435,126
Lithuania	243,477	1,520,634	—
Malaysia	—	25,578,593	—
Mauritius	—	3,200,581	71,090
Mexico	51,961,606	—	—
Morocco	6,242,609	6,628,123	—
Nigeria	2,965,471	3,308,597	40,321
Oman	1,495,003	4,174,741	704,782
Pakistan	—	6,179,134	—
Peru	11,522,691	—	272,815
Philippines	—	12,227,576	—
Poland	629,002	24,541,711	—
Qatar	755,183	11,980,511	—
Romania	—	5,404,764	—
Russia	49,782,119	1,529,567	22,040
Slovenia	685,258	4,751,581	—
South Africa	3,016,601	45,489,843	—
South Korea	1,549,642	47,678,172	—
Taiwan	—	48,508,739	965,112
Thailand	17,274,649	6,564,817	—
Turkey	1,705,918	24,441,277	—
United Arab Emirates	3,985,787	8,617,146	311,084
Preferred Stocks:
Brazil	29,363,302	—	—
Croatia	—	759,553	—
Pakistan	254,108	—	—
Peru	166,306	—	—
Philippines	54,461	163,167	—
Russia	1,061,278	—	—

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Level 1	Level 2	Level 3
South Africa	—	150,290	—
South Korea	—	197,614	—
Rights:
Brazil	386	—	—
Bulgaria	—	—	—
Egypt	—	—	—
Taiwan	—	—	—
Warrants:
Saudi Arabia	—	6,417,135	—
Vietnam	—	6,069,283	—
Corporate Bond - India	—	15,324	—
Affiliated Money Market Mutual Fund	21,784,024	—	—

Total	$323,557,640	$492,669,651	$11,547,680

Fair Value of Level 2 investments at 12/31/10 was $0. $712,904,683 was transferred into Level 2 from Level 1 at 9/30/11 as a result of using third-party vendor modeling tools due to significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of 12/31/10	$4,394,823
Realized gain (loss)	145,476
Change in unrealized appreciation (depreciation)*	(2,610,312)
Purchases	1,456,848
Sales	(1,652,364)
Transfers into Level 3	10,909,726
Transfers out of Level 3	(1,096,517)

Balance as of 9/30/11	$11,547,680

*	Of which, $(2,750,767) was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were four Common Stocks transferred out of Level 3 as a result of being traded on an exchange, 16 Common Stocks transferred into Level 3 as a result of experiencing no trade volume, four Common Stocks transferred into Level 3 as a result of being suspended from trading on their respective exchanges and one Common Stock transferred into Level 3 as a result of being delisted.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2011 were as follows:

Commercial Banks	13.3%
Telecommunications	11.3
Oil, Gas & Consumable Fuels	8.5
Metals & Mining	7.2
Diversified Financial Services	3.9
Chemicals	3.2
Food	3.1
Retail & Merchandising	2.9
Affiliated Money Market Mutual Fund (2.2% represents investments purchased with collateral from securities on loan)	2.7
Electric	2.5
Real Estate	2.3
Engineering/Construction	2.2
Beverages	2.1
Semiconductors	2.0
Diversified Operations	2.0
Building Materials	2.0
Banks	1.9
Pharmaceuticals	1.6
Industrials	1.5

Internet Software & Services	1.5%
Insurance	1.4
Financial Services	1.3
Oil & Gas	1.2
Electronic Components & Equipment	1.2
Automobile Manufacturers	1.1
Computer Services & Software	0.9
Transportation	0.8
Electric – Generation	0.8
Electric – Integrated	0.8
Media & Entertainment	0.8
Agriculture	0.8
Consumer Discretionary	0.7
Computers & Peripherals	0.7
Coal	0.6
Auto Parts & Equipment	0.6
Airlines	0.6
Hotels & Motels	0.6
Holding Companies	0.5
Financial – Bank & Trust	0.5
Tobacco	0.5
Machinery	0.5
Investment Companies	0.4
Information Technology	0.4

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Paper & Forest Products	0.4%
Textiles	0.4
Utilities	0.4
Real Estate Operation & Development	0.3
Consumer Products & Services	0.3
Consumer Staples	0.3
Electronics	0.3
Healthcare Providers & Services	0.3
Materials	0.3
Distribution/Wholesale	0.2
Marine	0.2
Water	0.2
Steel	0.2
Home Builders	0.2
Medical Supplies & Equipment	0.2
Home Furnishings	0.2
Manufacturing	0.2
Financials	0.2

Energy – Alternate Sources	0.2%
Cosmetics/Personal Care	0.2
Real Estate Investment Trusts	0.2
Healthcare Products & Services	0.2
Commercial Services	0.2
Apparel	0.1
Entertainment & Leisure	0.1
Diversified Manufacturing	0.1
Aerospace & Defense	0.1
Biotechnology	0.1
Pipelines	0.1
Advertising	0.1

101.9
Liabilities in excess of other assets	(1.9)

100.0%

AST PIMCO LIMITED MATURITY BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 85.8%

ASSET-BACKED SECURITIES — 1.9%
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE7, Class 1A1	Caa2	1.235%	(c)	10/25/37		$3,996	$2,389,284
Carrington Mortgage Loan Trust, Series 2007-HE1, Class A1	Ba3	0.335%	(c)	06/25/37		2,266	2,023,259
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2	Aaa	0.935%	(c)	07/25/32		3	1,924
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2	Aaa	0.975%	(c)	08/25/32		98	66,489
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A1, 144A	Caa1	0.355%	(c)	07/25/37		1,359	1,244,305
EFS Volunteer LLC, Series 2010-1, Class A1, 144A	AAA(d)	1.103%	(c)	10/26/26		1,717	1,705,015
First NLC Trust, Series 2007-1, Class A1, 144A	Caa2	0.305%	(c)	08/25/37		2,080	999,922
Ford Auto Securitization Trust (Canada), Series 2010-R3A, Class A1, 144A	AAA(d)	1.926%		06/15/13	CAD	3,846	3,674,278
Ford Credit Auto Owner Trust, Series 2009-A, Class A3B	Aaa	2.729%	(c)	05/15/13		2,503	2,513,336
Household Home Equity Loan Trust, Series 2005-1, Class A	Aaa	0.521%	(c)	01/20/34		2,038	1,744,588
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	0.795%	(c)	10/25/34		23	17,007
Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A	NR	3.000%		04/20/17	EUR	1,368	1,829,674
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	Aaa	0.735%	(c)	12/25/33		374	299,874
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A	Aaa	0.595%	(c)	11/25/34		192	147,191
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR5, Class A2A	B3	0.365%	(c)	05/25/37		1,877	1,084,783
Soundview Home Equity Loan Trust, Series 2007-OPT5, Class 2A1	Aa1	1.035%	(c)	10/25/37		332	328,674

TOTAL ASSET-BACKED SECURITIES (cost $24,398,699)							20,069,603

BANK LOANS(c) — 1.1%

Financial Services — 0.4%
Springleaf Financial Corp., Term Loan	B2	5.500%		05/28/17		4,200	3,664,500

Healthcare Services — 0.7%
HCA, Inc., Term B-1	Ba3	2.619%		11/17/13		2,500	2,420,625
HCA, Inc., Term B-1	Ba3	2.619%		11/18/13		554	536,662
HCA, Inc., Term B-2	Ba3	2.619%		03/31/17		1,329	1,249,841
HCA, Inc., Term Loan A	Ba3	2.869%		05/02/16		3,900	3,620,908

							7,828,036

TOTAL BANK LOANS (cost $12,439,983)							11,492,536

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 144A	NR	1.979%	(c)	11/15/15		3,696	3,293,283
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 2A, 144A	NR	4.230%		02/22/41		53	54,051
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 3A, 144A	NR	4.230%		02/22/41		27	27,464
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 6A, 144A	NR	4.230%		06/22/35		61	61,641

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 11A, 144A	NR	4.230%		12/22/35			$61	$61,632
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 19A, 144A	NR	4.230%		06/22/38			11	10,726
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 20A, 144A	NR	4.230%		12/22/35			145	146,120
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 23A, 144A	NR	4.230%		04/22/34			8	8,384
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 25A, 144A	NR	4.230%		05/22/34			236	237,371
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 26A, 144A	NR	4.230%		05/22/34			170	172,343
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 32A, 144A	NR	4.230%		12/22/32			80	79,943
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 36A, 144A	NR	4.230%		03/22/31			73	73,415
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 37A, 144A	NR	4.230%		03/22/34			30	30,287
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 44A, 144A	NR	4.230%		04/22/34			84	84,542
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1, 144A	Aaa	3.156%		07/10/46			4,421	4,459,244
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A	Aaa	0.764%	(c)	07/09/21			5,199	5,005,548

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $13,817,356)								13,805,994

CORPORATE OBLIGATIONS — 45.6%

Airlines — 0.2%
Southwest Airlines Co., First Mortgage, 144A	BBB(d)	10.500%		12/15/11			2,000	2,033,146

Automobile Manufacturers
Daimler Finance North America LLC, Gtd. Notes	A3	7.300%		01/15/12			600	610,393

Beverages — 1.2%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	3.000%		10/15/12			7,100	7,247,474
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	1.125%		11/12/13			3,000	2,995,032
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, MTN	Ba1	7.000%		01/15/15		EUR	1,500	2,148,685

								12,391,191

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	4.850%		08/15/12			1,752	1,803,864

Diversified Financial Services — 0.3%
DanFin Funding Ltd. (Ireland), Gov’t. Liquid Gtd. Notes, 144A	Aaa	0.950%	(c)	07/16/13			3,000	2,998,875

Electric — 1.3%
Columbus Southern Power Co., Sr. Unsec’d. Notes	A3	0.749%	(c)	03/16/12			2,000	2,001,448
Orange & Rockland Utilities, Inc., Sr. Unsec’d. Notes, 144A	Baa1	2.500%		08/15/15	(g)		1,500	1,519,448
Southern Co., Sr. Unsec’d. Notes	Baa1	0.652%	(c)	10/21/11			10,200	10,202,071

								13,722,967

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE OBLIGATIONS (Continued)

Electronic Components & Equipment — 0.2%
Agilent Technologies, Inc., Sr. Unsec’d. Notes	BBB-(d)	4.450%		09/14/12		$2,000	$2,056,610

Financial – Bank & Trust — 19.4%
American Express Bank FSB, FDIC Gtd. Notes, MTN	Aaa	1.206%	(c)	12/09/11		10,000	10,020,450
American Express Bank FSB, Sr. Unsec’d. Notes	A2	5.500%		04/16/13		2,600	2,744,815
American Express Centurion Bank, Sr. Unsec’d. Notes	A2	0.393%	(c)	06/12/12		5,300	5,282,971
Banco Bilbao Vizcaya Argentaria Puerto Rico, FDIC Gtd. Notes, 144A	Aaa	0.312%	(c)	05/25/12		8,200	8,206,671
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa1	4.500%		01/22/15		2,000	2,042,400
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa2	4.500%		01/20/16	EUR	5,600	7,273,750
Banco Santander Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa1	4.250%		01/14/16		1,900	1,778,780
Banco Santander Brazil SA (Brazil), Sr. Unsec’d. Notes, 144A	BBB-(d)	2.450%	(c)	03/18/14		8,700	8,415,058
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	1.501%	(c)	04/20/12		1,100	1,100,772
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	1.850%	(c)	01/19/16		1,900	1,899,892
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	3.750%		09/22/15		4,500	4,480,605
Banco Votorantim Nassau (Brazil), Sr. Notes, 144A	Baa2	3.363%		03/28/14		4,400	4,270,068
Banco Votorantim SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa1	5.250%		02/11/16		5,400	5,316,430
Bank of America Corp., FDIC Gtd. Notes, MTN	Aaa	0.982%	(c)	12/02/11		16,200	16,222,048
BPCE SA (France), Sr. Unsec’d. Notes, 144A	Aa3	2.375%		10/04/13		6,700	6,398,392
Canadian Imperial Bank of Commerce (Canada), Covered Bonds, 144A	Aaa	2.600%		07/02/15		4,000	4,166,420
Cie de Financement Foncier (France), Covered Bonds, 144A	Aaa	1.003%	(c)	07/23/12		4,800	4,796,453
Cie de Financement Foncier (France), Covered Bonds, 144A	Aaa	1.625%		07/23/12		5,000	5,011,015
Credit Agricole SA (France), Notes, 144A	Aa2	0.606%	(c)	02/02/12		2,400	2,371,661
Danske Bank A/S (Denmark), Gov’t. Liquid Gtd. Notes, 144A	Aaa	0.658%	(c)	05/24/12		6,000	5,995,608
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	0.523%	(c)	04/24/12		1,500	1,491,618
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	0.697%	(c)	09/14/12		6,000	5,912,862
ICICI Bank Ltd. (India), Bonds, 144A	Baa2	2.058%	(c)	02/24/14		10,600	10,374,697
Korea Development Bank (South Korea), Sr. Unsec’d. Notes	A1	5.300%		01/17/13		4,700	4,861,736
Korea Development Bank (South Korea), Sr. Unsec’d. Notes	A1	5.750%		09/10/13		2,500	2,649,525
Kreditanstalt Fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes, MTN	Aaa	6.250%		05/19/21	AUD	4,800	4,989,110
Lloyds TSB Bank PLC (United Kingdom), Gov’t. Liquid Gtd. Notes, 144A	Aaa	1.246%	(c)	04/02/12		18,000	18,083,052
Macquarie Bank Ltd. (Australia), Gov’t. Liquid Gtd. Notes, 144A	Aaa	2.600%		01/20/12		1,300	1,308,013
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	1.149%	(c)	01/14/14		6,600	6,630,994
Realkredit Danmark A/S (Denmark), Series 10S, Covered Bonds	Aaa	2.000%		01/01/12	DKK	20,000	3,605,196
Royal Bank of Scotland PLC (The) (United Kingdom), Gov’t. Liquid Gtd. Notes, 144A	Aaa	1.450%		10/20/11		6,300	6,302,564

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)

Financial – Bank & Trust (cont’d.)
Royal Bank of Scotland PLC (The) (United Kingdom), Gov’t. Liquid Gtd. Notes, MTN	Aaa	0.902%	(c)	12/02/11		$4,800	$4,804,560
Royal Bank of Scotland PLC (The) (United Kingdom), Gov’t. Liquid Gtd. Notes, MTN	Aaa	2.650%		04/23/12		3,900	3,945,396
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	Aa3	2.723%	(c)	08/23/13		4,900	4,883,472
Stadshypotek AB (Sweden), Covered Bonds, 144A	Aaa	0.919%	(c)	09/30/13		3,100	3,099,956
Swedbank AB (Sweden), Gov’t. Liquid Gtd. Notes, 144A	Aaa	0.699%	(c)	01/14/13		8,200	8,208,774
UBS AG (Switzerland), Sr. Unsec’d. Notes	Aa3	1.253%	(c)	01/28/14		2,100	2,073,786
UBS AG (Switzerland), Sr. Unsec’d. Notes, MTN	Aa3	1.403%	(c)	02/23/12		2,900	2,907,642

							203,927,212

Financial Services — 10.8%
Ally Financial, Inc., FDIC Gtd. Notes	Aaa	0.350%	(c)	12/19/12		1,400	1,401,782
Ally Financial, Inc., Gtd. Notes	B1	3.478%	(c)	02/11/14		7,300	6,708,853
Ally Financial, Inc., Gtd. Notes	B1	6.250%		12/01/17		600	522,666
Ally Financial, Inc., Gtd. Notes	B1	6.750%		12/01/14		100	95,625
Ally Financial, Inc., Gtd. Notes, 144A	B1	7.500%		09/15/20		2,400	2,172,000
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	5.875%		05/02/13		500	530,253
Banco Bradesco SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa1	2.390%	(c)	05/16/14		6,900	6,702,053
CIT Group, Inc., Sec’d. Notes, 144A	B2	5.250%		04/01/14		7,200	6,966,000
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.500%		08/19/13		8,900	9,365,434
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	Aa1	0.496%	(c)	01/12/12		9,000	8,997,813
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	Aa1	0.731%	(c)	03/05/13		5,000	4,986,870
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	Aa1	0.733%	(c)	04/29/14		3,000	2,825,325
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	7.500%		08/01/12		1,450	1,478,823
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	7.800%		06/01/12		594	608,803
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	8.000%		06/01/14		1,800	1,908,365
General Electric Capital Corp., FDIC Gtd. Notes, MTN	Aaa	0.353%	(c)	12/21/12		5,000	5,004,565
General Electric Capital Corp., FDIC Gtd. Notes, MTN	Aaa	0.583%	(c)	12/07/12		4,000	4,013,076
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.950%		01/18/18		1,000	1,029,536
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	7.500%		02/15/19		6,870	7,666,364
JPMorgan Chase & Co., FDIC Gtd. Notes	Aaa	0.982%	(c)	12/02/11		900	901,183
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	3.110%	(c)	12/23/11		4,200	971,250
Lehman Brothers Holdings, Inc., Sub. Notes(i)	NR	7.500%		05/11/38		2,100	1,050
Merrill Lynch & Co., Inc., Notes, MTN	Baa1	0.561%	(c)	06/05/12		800	769,017
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	Baa1	5.450%		07/15/14		10,000	9,785,910
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.300%		03/01/13		2,400	2,420,040
National City Bank, Sub. Notes	A3	6.200%		12/15/11		2,500	2,521,885
Nykredit Realkredit A/S (Denmark), Covered Bonds	Aaa	4.000%		01/01/12	DKK	50,000	9,052,624
Societe Generale Societe de Credit Fonciere (France), Covered Bonds, MTN	Aaa	1.131%	(c)	06/19/13		5,000	4,984,332
Svenska Handelsbanken AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	2.875%		09/14/12		5,400	5,483,651

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)

Financial Services (cont’d.)
Volkswagen International Finance NV (Netherlands), Gtd. Notes, 144A	A3	1.625%		08/12/13	$4,000	$4,013,896

						113,889,044

Food — 0.9%
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.000%		02/11/13	2,384	2,525,331
WM Wrigley Jr. Co., Sec’d. Notes, 144A	Baa1	2.450%		06/28/12	4,400	4,453,702
Woolworths Ltd. (Australia), Sr. Unsec’d. Notes, 144A	A3	2.550%		09/22/15	2,400	2,445,636

						9,424,669

Healthcare Providers & Services — 0.4%
Fresenius Medical Care US Finance, Inc., Gtd. Notes	Ba2	6.875%		07/15/17	4,500	4,635,000

Home Builders — 1.8%
D.R. Horton, Inc., Gtd. Notes	Ba3	6.500%		04/15/16	2,500	2,475,000
D.R. Horton, Inc., Gtd. Notes	Ba3	6.875%		05/01/13	5,100	5,202,000
Lennar Corp., Gtd. Notes	B3	5.600%		05/31/15	9,195	8,367,450
Pulte Group, Inc., Gtd. Notes	B1	5.200%		02/15/15	3,000	2,715,000

						18,759,450

Insurance — 2.2%
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%		08/15/18	3,500	3,879,565
American International Group, Inc., Sr. Unsec’d. Notes, 144A	Baa1	3.750%		11/30/13	5,800	5,805,261
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.450%		05/18/17	1,900	1,819,393
MetLife, Inc., Sr. Unsec’d. Notes	A3	1.519%	(c)	08/06/13	200	201,251
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A	Aa3	0.597%	(c)	03/15/12	7,700	7,698,845
Monumental Global Funding III, Sr. Sec’d. Notes, 144A	A1	0.423%	(c)	01/25/13	1,600	1,585,637
Monumental Global Funding III, Sr. Sec’d. Notes, 144A	A1	0.449%	(c)	01/15/14	2,000	1,940,038

						22,929,990

Investment Companies — 0.6%
FIH Erhvervsbank A/S (Denmark), Gov’t. Liquid Gtd. Notes, 144A	Aaa	0.708%	(c)	06/13/13	6,000	5,995,806

Media — 0.2%
DISH DBS Corp., Gtd. Notes	Ba3	6.375%		10/01/11	2,250	2,250,000

Metals & Mining — 0.4%
CSN Islands XI Corp. (Cayman Islands), Gtd. Notes, 144A	Ba1	6.875%		09/21/19	1,200	1,263,000
CSN Resources SA (Luxembourg), Gtd. Notes, 144A	Ba1	6.500%		07/21/20	2,600	2,710,500

						3,973,500

Oil & Gas — 2.5%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%		03/10/12	5,000	5,046,260
EnCana Corp. (Canada), Sr. Unsec’d. Notes	Baa2	6.300%		11/01/11	2,500	2,510,925

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)

Oil & Gas (cont’d.)
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	Baa2	4.000%		07/15/15		$1,150	$1,216,089
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	8.146%		04/11/18		5,300	5,816,750
Reliance Holdings USA, Inc., Gtd. Notes	Baa2	4.500%		10/19/20(g)		300	275,275
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	0.705%	(c)	06/22/12		4,500	4,511,916
Total Capital SA (France), Gtd. Notes	Aa1	3.000%		06/24/15		3,000	3,171,321
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	4.950%		11/15/15		4,100	4,317,944

							26,866,480

Pharmaceuticals — 0.4%
Teva Pharmaceutical Finance III LLC, Gtd. Notes	A3	0.750%	(c)	12/19/11		4,000	4,000,968

Pipelines — 1.0%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	6.000%		07/01/13		2,600	2,749,952
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	7.125%		03/15/12		7,715	7,912,905

							10,662,857

Savings & Loan — 0.9%
Nationwide Building Society (United Kingdom), Gov’t. Liquid Gtd. Notes, 144A	Aaa	0.472%	(c)	05/17/12		10,000	10,009,660

Telecommunications — 0.7%
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	5.550%		02/01/14		3,300	3,610,339
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	7.375%		11/15/13		1,500	1,682,284
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%		11/15/13		1,900	1,857,202

							7,149,825

TOTAL CORPORATE OBLIGATIONS (cost $488,995,794)							480,091,507

FOREIGN GOVERNMENT BONDS — 14.9%
Australia Government Bond (Australia), Sr. Unsec’d. Notes	Aaa	5.500%		04/21/23	AUD	6,800	7,252,465
Australia Government Bond (Australia), Sr. Unsec’d. Notes	Aaa	5.750%		07/15/22	AUD	15,100	16,418,463
Brazil Notas do Tesouro Nacional (Brazil), Notes	Baa2	10.000%		01/01/13	BRL	181	95,623
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa3	10.000%		01/01/12	BRL	562	305,143
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa3	10.000%		01/01/17	BRL	5,900	3,025,657
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa3	10.000%		01/01/14	BRL	185	98,781
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	Aa1	2.000%		09/15/15		100	102,070
Kommunalbanken A/S (Norway), Sr. Unsec’d. Notes, MTN	Aaa	3.375%		11/15/11		6,000	6,019,398
Mexican Bonos (Mexico), Bonds	Baa1	10.000%		12/05/24	MXN	171,100	15,733,805
Republic of Korea (South Korea), Sr. Unsec’d. Notes	A1	4.250%		06/01/13		4,270	4,404,108
Societe Financement de l’Economie Francaise (France), Gov’t. Liquid Gtd. Notes, 144A	Aaa	2.250%		06/11/12		14,600	14,794,269
Sweden Government Bond (Sweden), Bonds	Aaa	3.000%		07/12/16	SEK	82,900	12,943,629

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
United Kingdom Gilt (United Kingdom), Bonds	Aaa	3.750%		09/07/20	GBP	11,900	$20,776,334
United Kingdom Gilt (United Kingdom), Bonds	Aaa	3.750%		09/07/21	GBP	12,200	21,233,711
United Kingdom Gilt (United Kingdom), Bonds	Aaa	4.750%		12/07/30	GBP	17,800	33,769,121

TOTAL FOREIGN GOVERNMENT BONDS (cost $161,376,572)							156,972,577

MUNICIPAL BONDS — 0.6%

California — 0.5%
State of California, General Obligation Unlimited	A1	4.850%		10/01/14		$800	861,000
State of California, General Obligation Unlimited	A1	5.650%	(c)	04/01/39		3,900	4,141,410

							5,002,410

New Jersey — 0.1%
New Jersey Economic Development Authority, Revenue Bonds	A1	1.247%	(c)	06/15/13		1,000	1,003,610
New Jersey Transportation Trust Fund Authority, Revenue Bonds	A1	6.875%		12/15/39		500	560,420

							1,564,030

TOTAL MUNICIPAL BONDS (cost $6,246,712)							6,566,440

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 7.6%
BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	NR	5.250%		04/26/37		2,075	1,909,356
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	Baa3	2.866%	(c)	01/25/34		483	453,702
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1	A2	2.846%	(c)	02/25/34		499	429,764
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	B3	2.823%	(c)	11/25/34		4,291	3,316,139
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1	Ba2	2.150%	(c)	08/25/35		604	560,012
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Caa3	2.772%	(c)	09/25/35		2,445	1,650,008
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1	Ca	2.611%	(c)	01/25/36		3,662	1,778,418
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	Caa3	2.572%	(c)	01/26/36		3,925	2,335,476
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Caa3	4.719%	(c)	12/26/46		3,998	2,430,026
Chase Mortgage Finance Corp., Series 2005-S3, Class A10	Caa1	5.500%		11/25/35		5,900	5,246,056
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1	B1	2.370%	(c)	08/25/35		1,118	1,016,501
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3	Ba3	2.100%	(c)	08/25/35		250	223,747
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	AAA(d)	6.250%		12/25/33		186	194,438
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J7, Class 4A2	AAA(d)	0.635%	(c)	08/25/18		137	130,724
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A	Baa3	6.500%	(c)	01/25/34		360	360,272
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A1	B3	0.575%	(c)	02/25/35		987	665,499

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 2A1	Caa2	0.525%	(c)	04/25/35	$1,571	$948,820
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A1	Caa3	3.030%	(c)	04/25/35	1,323	757,683
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R2, Class 1AF1, 144A	Ba1	0.575%	(c)	06/25/35	2,604	2,253,627
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	Aaa	6.500%		04/25/33	52	54,414
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR15, Class 2A1	A3	2.439%	(c)	06/25/33	1,300	1,186,637
Fannie Mae REMICS, Series 1988-22, Class A	Aaa	2.566%	(c)	08/25/18	4	4,110
Fannie Mae REMICS, Series 1996-39, Class H	Aaa	8.000%		11/25/23	47	55,859
Fannie Mae REMICS, Series 2004-11, Class A	Aaa	0.355%	(c)	03/25/34	441	438,765
Fannie Mae REMICS, Series 2006-5, Class 3A2	Aaa	2.376%	(c)	05/25/35	378	392,017
Fannie Mae REMICS, Series 2007-114, Class A6	Aaa	0.435%	(c)	10/27/37	6,000	5,962,889
FHLMC Structured Pass-Through Securities, Series T-57, Class 1A1	Aaa	6.500%		07/25/43	1,970	2,283,368
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	Aaa	7.000%		10/25/43	1,126	1,329,428
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	Aaa	1.652%	(c)	07/25/44	1,598	1,624,372
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	Aaa	1.451%	(c)	10/25/44	5,511	5,664,204
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	Aaa	0.275%	(c)	12/25/36	3,807	3,784,226
First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1	Baa1	2.201%	(c)	09/25/34	893	752,113
First Republic Mortgage Loan Trust, Series 2002-FRB1, Class A	Aa1	0.529%	(c)	08/15/32	1,766	1,639,759
Freddie Mac REMICS, Series 2987, Class HD	Aaa	4.500%		07/15/18	369	373,826
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A	AAA(d)	2.959%	(c)	06/25/34	950	778,383
Government National Mortgage Assoc., Series 1998-15, Class C	Aaa	6.500%		06/20/28	1,085	1,195,026
Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1	Caa2	0.465%	(c)	06/25/45	570	324,336
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	B(d)	2.810%	(c)	10/25/33	755	606,052
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	B1	2.428%	(c)	06/25/34	159	128,602
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	AAA(d)	2.738%	(c)	09/25/35	1,893	1,736,396
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1	CCC(d)	5.211%	(c)	11/25/35	1,434	1,210,217
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1	A(d)	2.824%	(c)	04/25/36	2,702	2,187,173
Harborview Mortgage Loan Trust, Series 2004-6, Class 3A2A	Baa2	2.801%	(c)	08/19/34	1,743	1,243,088
MLCC Mortgage Investors, Inc., Series 2005-2, Class 2A	Caa2	2.420%	(c)	10/25/35	1,333	1,105,621
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	A1	1.222%	(c)	10/25/35	1,499	1,211,845
NCUA Guaranteed Notes, Series 2010-R2, Class 1A	Aaa	0.611%	(c)	11/06/17	7,297	7,299,010
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 3A2	Baa3	2.534%	(c)	04/25/34	1,861	1,513,264
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 1A3	D(d)	2.585%	(c)	01/25/36	530	421,457

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A1	Baa2	0.480%	(c)	07/19/35		$728	$482,972
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR2, Class A	Aa3	2.600%	(c)	02/27/34		257	241,595
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR5, Class A7	A1	2.580%	(c)	06/25/33		91	86,490
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	A2	2.553%	(c)	09/25/33		2,761	2,628,170
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A	Baa3	2.576%	(c)	03/25/34		340	317,601
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A	B1	0.555%	(c)	01/25/45		47	36,351
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A	Caa1	0.465%	(c)	04/25/45		1,500	1,164,732
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1	Caa1	0.495%	(c)	11/25/45		581	448,105
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	Caa2	1.242%	(c)	02/25/46		1,605	1,115,716
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A	Caa3	1.242%	(c)	08/25/46		996	626,732

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $93,271,709)							80,315,189

U.S. GOVERNMENT AGENCY OBLIGATION — 2.0%
Federal Home Loan Mortgage Corp., Notes (cost $20,797,198)		0.142%	(c)	02/02/12	(h)(k)	20,800	20,798,398

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 1.4%
Federal Home Loan Mortgage Corp.		2.490%	(c)	01/01/34		70	73,017
Federal Home Loan Mortgage Corp.		2.585%	(c)	12/01/26		22	23,115
Federal Home Loan Mortgage Corp.		2.651%	(c)	07/01/29		49	52,049
Federal National Mortgage Assoc.		2.063%	(c)	01/01/25		6	5,854
Federal National Mortgage Assoc.		2.514%	(c)	12/01/29		35	37,226
Federal National Mortgage Assoc.		2.520%	(c)	04/01/32		9	9,065
Federal National Mortgage Assoc.		4.000%		08/01/39-04/01/41		12,444	13,054,897
Federal National Mortgage Assoc.		4.500%		11/01/40-02/01/41		561	595,716
Federal National Mortgage Assoc.		4.754%	(c)	04/01/24		39	39,572
Federal National Mortgage Assoc.		4.824%	(c)	03/01/17		99	99,151
Government National Mortgage Assoc.		2.125%	(c)	11/20/29		135	140,079
Government National Mortgage Assoc.		2.375%	(c)	05/20/24-06/20/26		215	223,472
Government National Mortgage Assoc.		2.625%	(c)	07/20/17-07/20/24		49	50,944

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $13,843,049)							14,404,157

U.S. TREASURY OBLIGATIONS — 9.4%
U.S. Treasury Notes		2.125%		08/15/21		10,300	10,481,898
U.S. Treasury Notes		3.125%		05/15/21	(h)(k)	79,400	88,127,648

TOTAL U.S. TREASURY OBLIGATIONS (cost $96,960,888)							98,609,546

TOTAL LONG-TERM INVESTMENTS (cost $932,147,960)							903,125,947

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SHORT-TERM INVESTMENTS — 15.8%

U.S. TREASURY OBLIGATIONS(n) — 15.1%
U.S. Treasury Bills	0.015%	01/19/12	$6,560	$6,559,606
U.S. Treasury Bills	0.018%	12/01/11(h)	280	279,994
U.S. Treasury Bills	0.025%	11/25/11(h)	30	29,999
U.S. Treasury Bills	0.026%	11/17/11(h)	246	245,997
U.S. Treasury Bills	0.030%	03/22/12(h)	53,000	52,987,439
U.S. Treasury Bills	0.035%	03/29/12(h)	77,800	77,778,838
U.S. Treasury Bills	0.040%	02/23/12(k)	700	699,917
U.S. Treasury Bills	0.040%	03/01/12(h)	1,340	1,339,749
U.S. Treasury Bills	0.045%	03/01/12(h)	590	589,890
U.S. Treasury Bills	0.050%	03/15/12(h)	8,200	8,198,130
U.S. Treasury Bills	0.260%	03/08/12(h)	10,040	10,038,032

TOTAL U.S. TREASURY OBLIGATIONS (cost $158,761,720)				158,747,591

REPURCHASE AGREEMENT(m) — 0.5%
Barclays Capital, Inc., 0.070%, dated 09/19/11, due 10/11/11 in the amount of $4,800,205(g) (cost $4,800,000)			4,800	4,800,000

			Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 0.2%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $2,347,134)(w)			2,347,134	2,347,134

TOTAL SHORT-TERM INVESTMENTS (cost $165,908,854)				165,894,725

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT AND OPTIONS WRITTEN — 101.6% (cost $1,098,056,814)				1,069,020,672

			Principal Amount (000)#
SECURITY SOLD SHORT — (1.2)%

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION
Federal National Mortgage Assoc.(proceeds received $12,480,000)	4.000%	TBA	$12,000	(12,577,500)

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN(l)*

Put Options
Interest Rate Swap Options,
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	10,000	(5,929)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	3,000	(1,399)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	16,000	(7,463)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Citigroup Global Markets	3,000	(2,057)

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Counterparty	Notional Amount (000)#	Value

OPTIONS WRITTEN(l)* (Continued)

Put Options (cont’d.)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Morgan Stanley	$44,500	$(30,517)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Royal Bank of Scotland	34,800	(23,865)

TOTAL OPTIONS WRITTEN (premiums received $858,588)			(71,230)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT AND OPTIONS WRITTEN — 100.4% (cost $1,084,718,226)			1,056,371,942
Liabilities in excess of other assets(x) — (0.4)%			(4,601,791)

NET ASSETS — 100.0%			$1,051,770,151

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securiites Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A are deemed to be liquid.
FDIC	Federal Deposit Insurance Corp.
FHLMC	Federal Home Loan Mortgage Corporation
FSB	Federal Savings Bank
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar
ZAR	South African Rand
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2011.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2011.
(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Financial futures contracts open at September 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized Appreciation (Depreciation)(1)
Long Positions:
1,453	90 Day Euro Dollar	Jun. 2014	$357,173,962	$358,582,237	$1,408,275
312	90 Day Euro Dollar	Sep. 2014	76,112,400	76,849,500	737,100
431	90 Day Euro Dollar	Mar. 2016	103,086,912	105,120,900	2,033,988
37	10 Year Australian Bonds	Dec. 2011	30,166,710	30,153,306	(13,404)

					$4,165,959

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2011.

Forward foreign currency exchange contracts outstanding at September 30, 2011:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
British Pound,
Expiring 10/05/11	Barclays Capital Group	GBP	770	$1,204,653	$1,200,681	$ (3,972)
Chilean Peso,
Expiring 10/26/11	JPMorgan Chase	CLP	16,035	33,641	30,740	(2,901)
Chinese Yuan,
Expiring 11/15/11	Barclays Capital Group	CNY	6,668	1,026,162	1,044,733	18,571
Expiring 11/15/11	Barclays Capital Group	CNY	2,098	326,537	328,712	2,175
Expiring 11/15/11	JPMorgan Chase	CNY	5,154	802,429	807,522	5,093
Expiring 11/15/11	JPMorgan Chase	CNY	2,667	414,460	417,805	3,345
Expiring 11/15/11	Royal Bank of Scotland	CNY	5,949	919,342	932,091	12,749
Expiring 02/01/13	Deutsche Bank	CNY	62,945	9,932,858	9,883,227	(49,631)
Expiring 08/05/13	Deutsche Bank	CNY	12,000	1,915,709	1,868,326	(47,383)
Expiring 08/05/13	UBS Securities	CNY	36,315	5,750,602	5,654,030	(96,572)
Expiring 04/07/16	JPMorgan Chase	CNY	12,107	2,040,000	1,888,241	(151,759)
Euro,
Expiring 10/19/11	UBS Securities	EUR	1,078	1,529,513	1,444,038	(85,475)
Indian Rupee,
Expiring 07/12/12	JPMorgan Chase	INR	491,476	10,573,924	9,812,649	(761,275)
Indonesia Rupiah,
Expiring 10/31/11	Barclays Capital Group	IDR	1,200,500	140,000	136,178	(3,822)
Expiring 10/31/11	Citigroup Global Markets	IDR	44,736,000	4,800,000	5,074,592	274,592
Expiring 10/31/11	Deutsche Bank	IDR	43,616,620	4,814,196	4,947,616	133,420
Expiring 07/02/12	Hong Kong & Shanghai Bank	IDR	46,526,400	5,149,574	5,120,857	(28,717)
Malaysian Ringgit,
Expiring	JPMorgan Chase	MYR	32,392	10,679,881	10,089,470	(590,411)
Mexican Peso,
Expiring 11/18/11	Morgan Stanley	MXN	1,236	105,327	88,653	(16,674)
New Taiwanese Dollar,
Expiring 01/11/12	Deutsche Bank	TWD	139,503	4,900,000	4,592,328	(307,672)
Expiring 01/11/12	Goldman Sachs & Co.	TWD	162,729	5,740,000	5,356,910	(383,090)
Norwegian Krone,
Expiring 10/07/11	Barclays Capital Group	NOK	15,902	2,723,440	2,708,026	(15,414)
Philippine Peso,
Expiring 03/15/12	Citigroup Global Markets	PHP	232,308	5,357,039	5,268,255	(88,784)
Singapore Dollar,
Expiring 12/09/11	Royal Bank of Canada	SGD	2,400	1,985,769	1,835,293	(150,476)
Expiring 12/09/11	UBS Securities	SGD	9,097	7,550,608	6,956,793	(593,815)
Expiring 12/09/11	UBS Securities	SGD	2,000	1,651,255	1,529,411	(121,844)
Expiring 12/09/11	UBS Securities	SGD	400	330,838	305,882	(24,956)
South African Rand,
Expiring 10/28/11	Hong Kong & Shanghai Bank	ZAR	236	33,575	29,134	(4,441)
South Korean Won,
Expiring 11/14/11	JPMorgan Chase	KRW	17,730,033	16,641,668	15,007,011	(1,634,657)

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2011 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation) (1)
Swedish Krona,
Expiring 10/07/11	Barclays Capital Group	SEK	308,085	$45,735,047	$44,884,625	$(850,422)

				$154,808,047	$149,243,829	$(5,564,218)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 10/06/11	Deutsche Bank	AUD	5,266	$5,155,340	$5,091,683	$63,657
Expiring 11/10/11	Deutsche Bank	AUD	30,201	29,436,462	29,069,009	367,453
Expiring 11/10/11	JPMorgan Chase	AUD	42	40,659	40,425	234
Brazilian Real,
Expiring 11/03/11	Barclays Capital Group	BRL	749	462,000	394,884	67,116
Expiring 11/03/11	Citigroup Global Markets	BRL	1,587	979,000	836,881	142,119
Expiring 11/03/11	Goldman Sachs & Co.	BRL	356	219,000	187,670	31,330
Expiring 11/03/11	Hong Kong & Shanghai Bank	BRL	6,648	4,123,595	3,505,849	617,746
British Pound,
Expiring 10/05/11	Hong Kong & Shanghai Bank	GBP	677	1,055,890	1,055,663	227
Expiring 12/08/11	Barclays Capital Group	GBP	21,077	32,576,822	32,845,014	(268,192)
Expiring 12/08/11	Barclays Capital Group	GBP	18,677	29,811,107	29,105,011	706,096
Expiring 12/08/11	Barclays Capital Group	GBP	770	1,203,903	1,199,918	3,985
Canadian Dollar,
Expiring 11/17/11	Deutsche Bank	CAD	2,166	2,180,614	2,064,609	116,005
Expiring 11/17/11	Royal Bank of Canada	CAD	2,166	2,188,334	2,064,609	123,725
Danish Krone,
Expiring 01/03/12	Citigroup Global Markets	DKK	20,110	3,525,650	3,621,081	(95,431)
Expiring 01/03/12	JPMorgan Chase	DKK	51,242	8,939,793	9,227,007	(287,214)
Euro,
Expiring 10/19/11	Credit Suisse First Boston Corp.	EUR	12,794	17,863,622	17,138,242	725,380
Expiring 10/19/11	Morgan Stanley	EUR	12,794	17,828,439	17,138,243	690,196
Indonesia Rupiah,
Expiring 10/31/11	Deutsche Bank	IDR	40,421,650	4,570,000	4,585,198	(15,198)
Japanese Yen,
Expiring 10/17/11	Citigroup Global Markets	JPY	1,788,924	22,262,343	23,199,143	(936,800)
Expiring 10/17/11	Royal Bank of Canada	JPY	79,000	1,024,710	1,024,489	221
Mexican Peso,
Expiring 11/18/11	Barclays Capital Group	MXN	71,913	6,124,157	5,159,957	964,200
Expiring 11/18/11	Citigroup Global Markets	MXN	40,149	3,238,621	2,880,819	357,802
Expiring 11/18/11	Deutsche Bank	MXN	67,071	5,712,757	4,812,509	900,248
Expiring 11/18/11	JPMorgan Chase	MXN	38,948	3,316,813	2,794,604	522,209
Expiring 11/18/11	Morgan Stanley	MXN	125	10,101	8,938	1,163
Norwegian Krone,
Expiring 10/07/11	Citigroup Global Markets	NOK	15,251	2,831,631	2,597,164	234,467
Swedish Krona,
Expiring 10/07/11	Barclays Capital Group	SEK	145,460	22,535,342	21,191,936	1,343,406
Expiring 10/07/11	Deutsche Bank	SEK	245,461	38,136,381	35,760,992	2,375,389

				$267,353,086	$258,601,547	$8,751,539

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2011.

Interest rate swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date	Notional Amount# (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation) (3)
Credit Suisse First Boston(2)	06/15/31	$52,600	4.00%	3 month LIBOR	$(12,266,719)	$2,851,843	$(15,118,562)
Deutsche Bank AG(2)	06/15/31	13,200	4.00%	3 month LIBOR	(3,076,922)	445,592	(3,522,514)

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2011 (continued):

Counterparty	Termination Date		Notional Amount# (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
Barclays Bank PLC(1)	12/15/20	AUD	15,700	6.00%	6 month Australian Bank Bill rate	$1,400,742	$10,943	$1,389,799
Deutsche Bank AG(1)	12/15/21	AUD	12,700	5.75%	6 month Australian Bank Bill rate	886,918	(124,240)	1,011,158
Barclays Bank PLC(1)	01/02/14	BRL	69,000	10.83%	Brazilian interbank lending rate	172,704	97,841	74,863
Barclays Bank PLC(1)	01/02/14	BRL	52,300	12.51%	Brazilian interbank lending rate	1,147,481	13,498	1,133,983
Deutsche Bank AG(1)	01/02/14	BRL	25,500	11.63%	Brazilian interbank lending rate	—	(2,716)	2,716
Morgan Stanley(1)	01/02/14	BRL	51,500	11.89%	Brazilian interbank lending rate	840,299	(134,721)	975,020

						$(10,895,497)	$3,158,040	$(14,053,537)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Porfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2011.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at September 30, 2011(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1):
Bank of America	09/20/14	EUR 13,600	0.25%	France (Govt of)	0.998%	$(424,024)	$(313,116)	$(110,908)
Barclays Bank PLC	09/20/12	$1,600	1.00%	Morgan Stanley	5.382%	(66,195)	(29,519)	(36,676)
Barclays Bank PLC	09/20/12	200	1.00%	Morgan Stanley	5.382%	(8,213)	(2,824)	(5,389)
BNP Paribas Bank	09/20/12	100	1.00%	General Electric Capital Corp.	2.448%	(1,243)	(1,074)	(169)
Citigroup, Inc.	03/20/16	6,200	1.00%	Federal Republic of Brazil	1.834%	(229,713)	(52,306)	(177,407)
Citigroup, Inc.	09/20/12	300	1.00%	Morgan Stanley	5.382%	(12,413)	(3,942)	(8,471)
Credit Suisse First Boston	12/20/11	2,700	1.00%	Abu Dhabi Govt.	0.348%	4,042	2,584	1,458
Credit Suisse First Boston	09/20/16	3,100	0.25%	France (Govt of)	1.827%	(225,540)	(181,358)	(44,182)
Deutsche Bank AG	12/20/11	3,900	1.00%	Abu Dhabi Govt.	0.348%	5,839	3,754	2,085
Deutsche Bank AG	12/20/11	7,000	1.00%	BHP Billiton Finances	0.716%	4,452	7,494	(3,042)
Goldman Sachs & Co.	06/20/15	1,950	5.00%	BP Capital Markets America	1.185%	255,911	22,975	232,936
Goldman Sachs & Co.	06/20/15	1,400	5.00%	BP Capital Markets America	1.185%	183,731	31,608	152,123
Goldman Sachs & Co.	06/20/15	700	5.00%	BP Capital Markets America	1.185%	91,768	(16,476)	108,244
Goldman Sachs & Co.	09/20/16	1,800	0.25%	France (Govt of)	1.827%	(130,821)	(105,700)	(25,121)
Goldman Sachs & Co.	03/20/16	4,400	1.00%	Japan Gov’t. Series 55	1.366%	(65,473)	28,439	(93,912)
HSBC Bank USA	09/20/16	500	0.25%	France (Govt of)	1.827%	(36,377)	(30,703)	(5,674)
Merrill Lynch & Co., Inc.	09/20/12	10,000	0.80%	Morgan Stanley	5.382%	(446,971)	—	(446,971)
Morgan Stanley	09/20/16	4,400	1.00%	People’s Republic of China	1.945%	(192,800)	(18,697)	(174,103)
Morgan Stanley	09/20/12	500	1.00%	Petrobras Intl. Finance Corp.	1.061%	(485)	(1,465)	980

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Credit default swap agreements outstanding at September 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at September 30, 2011(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (cont’d.)
Royal Bank of Scotland Group PLC	03/20/16	2,800	1.00%	Japan Gov’t. Series 55	1.366%	$(41,509)	$23,367	$(64,876)
UBS AG	09/20/16	3,800	0.25%	France (Govt of)	1.827%	(276,469)	(235,002)	(41,467)
UBS AG	06/20/16	25	1.00%	General Electric Capital Corp.	3.006%	(2,137)	(143)	(1,994)
UBS AG	09/20/12	900	1.00%	Morgan Stanley	5.382%	(37,238)	(14,029)	(23,209)

						$(1,651,878)	$(886,133)	$(765,745)

The Portfolio entered into credit default swap agreements on corporate issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation) (5)
Credit Default Swaps – Buy Protection(2):
Barclays Bank PLC	06/20/13	$5,600	1.00%	D.R. Horton, Inc.	$116,459	$56,606	$59,853
Barclays Bank PLC	06/20/16	2,500	1.00%	D.R. Horton, Inc.	268,057	124,961	143,096
Barclays Bank PLC	03/20/15	3,000	1.00%	Pulte Group, Inc.	409,329	163,942	245,387
BNP Paribas	06/20/15	9,200	5.00%	Lennar Corp.	22,890	(614,868)	637,758

					$816,735	$(269,359)	$1,086,094

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2011.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$20,069,603	$—
Bank Loans	—	11,492,536	—
Commercial Mortgage-Backed Securities	—	13,805,994	—
Corporate Obligations	—	480,091,507	—
Foreign Government Bonds	—	156,972,577	—
Municipal Bonds	—	6,566,440	—
Residential Mortgage-Backed Securities	—	80,315,189	—
U.S. Government Agency Obligation	—	20,798,398	—
U.S. Government Mortgage-Backed Securities	—	14,404,157	—
U.S. Treasury Obligations	—	257,357,137	—
Affiliated Money Market Mutual Fund	2,347,134	—	—
Repurchase Agreement	—	4,800,000	—
Options Written	—	(71,230)	—
Short Sales – U. S. Government Mortgage-Backed Obligation	—	(12,577,500)	—
Other Financial Instruments*
Futures	4,165,959	—	—
Foreign Forward Currency Contracts	—	3,187,321	—
Interest Rate Swaps	—	(14,053,537)	—
Credit Default Swaps	—	320,349	—

Total	$6,513,093	$1,043,478,941	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST PIMCO TOTAL RETURN BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 140.5%

ASSET-BACKED SECURITIES — 3.9%
ACE Securities Corp., Series 2006-HE4, Class A2A	Caa3	0.295%	(c)	10/25/36		$534	$146,325
ACE Securities Corp., Series 2006-NC3, Class A2A	B3	0.285%	(c)	12/25/36		153	149,281
Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1	Aaa	0.510%	(c)	09/25/34		1,715	1,493,623
Auto ABS Srl (Italy), Series 2007-2, Class A	Aaa	1.748%	(c)	10/25/20	EUR	18,748	24,783,290
Bear Stearns Asset Backed Securities Trust, Series 2006-AQ1, Class 2A1	B3	0.315%	(c)	10/25/36		290	279,121
Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1	Baa2	0.325%	(c)	06/25/47		907	873,597
BNC Mortgage Loan Trust, Series 2007-2, Class A2	Ba2	0.335%	(c)	05/25/37		5,033	4,453,503
Centurion CDO VII Ltd. (Cayman Islands), Series 2004-7A, Class A1A, 144A	Aaa	0.626%	(c)	01/30/16		8,801	8,599,415
Chester Asset Receivables Dealings II (United Kingdom), Series 2008-A1, Class A	Aaa	2.335%	(c)	01/15/14	EUR	34,200	45,809,242
Citibank Omni Master Trust, Series 2009-A8, Class A8, 144A	Aaa	2.329%	(c)	05/16/16		64,760	65,311,179
Citibank Omni Master Trust, Series 2009-A14A, Class A14, 144A	Aaa	2.979%	(c)	08/15/18		34,000	35,573,636
Commercial Industrial Finance Corp. (Cayman Islands), Series 2006-2A, Class A1L, 144A	Aaa	0.586%	(c)	03/01/21		7,200	6,585,811
Commercial Industrial Finance Corp. (Cayman Islands), Series 2007-1A, Class A1L, 144A	Aaa	0.535%	(c)	05/10/21		14,000	12,715,318
Countrywide Asset-Backed Certificates, Series 2007-6, Class 2A1	Ba2	0.335%	(c)	09/25/37		1,861	1,825,992
Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1	Baa3	0.315%	(c)	10/25/47		1,499	1,476,124
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A1	Caa1	0.295%	(c)	11/25/36		338	229,081
EMC Mortgage Loan Trust, Series 2001-A, Class A, 144A	Ba3	0.605%	(c)	05/25/40		2,456	2,014,854
Fannie Mae Grantor Trust, Series 2002-T10, Class A1	Aaa	0.475%	(c)	06/25/32		1,917	1,892,741
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF15, Class A3	Aaa	0.285%	(c)	11/25/36		20	19,532
First NLC Trust, Series 2007-1, Class A1, 144A	Caa2	0.305%	(c)	08/25/37		6,273	3,015,638
Fremont Home Loan Trust, Series 2006-E, Class 2A1	Caa2	0.295%	(c)	01/25/37		259	245,357
Galaxy CLO Ltd. (Cayman Islands), Series 2005-4A, Class A1VB, 144A	AA+(d)	0.530%	(c)	04/17/17		13,845	13,390,768
Galaxy CLO Ltd. (Cayman Islands), Series 2007-8A, Class A, 144A	Aa1	0.493%	(c)	04/25/19		17,754	16,614,576
GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2A	Ca	0.275%	(c)	08/25/36		69	21,375
Hillmark Funding (Cayman Islands), Series 2006-1A, Class A1, 144A	Aaa	0.548%	(c)	05/21/21		30,400	28,014,390
Household Home Equity Loan Trust, Series 2005-1, Class A	Aaa	0.521%	(c)	01/20/34		5,222	4,470,506
JPMorgan Mortgage Acquisition Corp., Series 2006-CH2, Class AV2	Ba1	0.285%	(c)	10/25/36		1,622	1,593,918
JPMorgan Mortgage Acquisition Corp., Series 2007-CH3, Class A2	Ba2	0.315%	(c)	03/25/37		1,222	1,141,975
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV1	Caa1	0.295%	(c)	03/25/47		2,103	1,707,482
Lehman XS Trust, Series 2006-14N, Class 1A2	Ca	0.475%	(c)	09/25/46		541	55,058
Lehman XS Trust, Series 2006-16N, Class A4B	C	0.475%	(c)	11/25/46		639	127,038

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Lehman XS Trust, Series 2006-GP2, Class 3A2	C	0.465%	(c)	06/25/46		$242	$14,910
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	0.795%	(c)	10/25/34		127	92,973
Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A	NR	3.000%		04/20/17	EUR	3,667	4,903,527
MASTR Asset Backed Securities Trust, Series 2007-HE1, Class A1	Ba1	0.315%	(c)	05/25/37		921	828,397
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1	Caa2	0.285%	(c)	11/25/36		9	2,800
Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A6A	Caa3	5.726%		10/25/36		530	288,935
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A3	Ca	0.595%	(c)	04/25/37		1,307	503,492
Octagon Investment Partners VII Ltd. (Cayman Islands), Series 2004-7A, Class A1L, 144A	Aaa	0.687%	(c)	12/02/16		7,281	7,066,439
Residential Asset Mortgage Products, Inc., Series 2003-RS11, Class MII1	A3	1.330%	(c)	12/25/33		5,374	3,671,247
Residential Asset Securities Corp., Series 2007-KS3, Class AI1	Ba2	0.345%	(c)	04/25/37		428	423,776
Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1, Class A2A	Ca	0.295%	(c)	12/25/36		170	48,249
SLM Student Loan Trust, Series 2006-6, Class A1	Aaa	0.243%	(c)	10/25/18		847	846,500
SLM Student Loan Trust, Series 2009-B, Class A1, 144A	Aaa	6.229%	(c)	07/15/42		12,593	11,804,224
SLM Student Loan Trust, Series 2009-C, Class A, 144A	Aaa	4.500%	(c)	11/16/43		6,788	6,488,371
SLM Student Loan Trust, Series 2009-CT, Class 1A, 144A	Aaa	2.350%	(c)	04/15/39		3,750	3,787,680
SLM Student Loan Trust, Series 2010-C, Class A2, 144A	Aaa	2.879%	(c)	12/16/19		2,200	2,239,764
Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A	Caa3	0.295%	(c)	11/25/36		262	70,204
Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1	Caa1	0.315%	(c)	06/25/37		2,273	1,957,679
Soundview Home Equity Loan Trust, Series 2007-OPT5, Class 2A1	Aa1	1.018%	(c)	10/25/37		137	135,643
Wind River CLO Ltd. (Cayman Islands), Series 2004-1A, Class A1, 144A	Aaa	0.680%	(c)	12/19/16		27,749	26,703,985

TOTAL ASSET-BACKED SECURITIES (cost $372,558,062)							356,508,541

BANK LOANS(c) — 0.4%

Financial Services — 0.3%
Springleaf Financial Corp., Term Loan	B2	0.550%		05/28/17		26,000	22,685,000

Healthcare Services
HCA, Inc., Term Loan A	Ba3	2.869%		05/02/16		2,925	2,715,681

Oil & Gas — 0.1%
Petroleum Export, Term Loan B	NR	3.246%		12/07/12		7,898	7,848,677

TOTAL BANK LOANS (cost $36,650,467)							33,249,358

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.8%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 144A	NR	1.979%	(c)	11/15/15		17,488	15,583,899

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4	AAA(d)	5.201%		12/11/38		$24,597	$26,590,365
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4	Aaa	5.331%		02/11/44		400	412,639
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4	AAA(d)	5.471%	(c)	01/12/45		1,100	1,207,774
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A4	Aaa	5.306%		12/10/46		3,300	3,463,512
Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A, Class A2, 144A	Aa2	0.399%	(c)	10/15/21		4,441	4,108,376
European Loan Conduit (Ireland), Series 25X, Class A	Aa3	1.685%	(c)	05/15/19	EUR	1,023	1,123,776
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4	Aaa	4.799%	(c)	08/10/42		200	210,760
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5	Aaa	5.224%	(c)	04/10/37		39,278	41,698,146
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4	Aaa	5.444%		03/10/39		800	829,524
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A3A	Aaa	4.678%		07/15/42		859	874,510
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A4	Aaa	5.882%	(c)	02/15/51		1,100	1,168,528
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3	Aaa	5.420%		01/15/49		600	622,097
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3, 144A	AAA(d)	4.070%		11/15/43		13,800	13,761,152
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3	A(d)	5.866%	(c)	09/15/45		20,000	21,452,260
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A	Aaa	0.764%	(c)	07/09/21		13,897	13,380,214
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	Aaa	5.485%	(c)	03/12/51		2,300	2,359,593
Morgan Stanley Capital I, Series 2007-IQ13, Class A4	A-(d)	5.364%		03/15/44		14,100	14,968,504
Morgan Stanley Capital I, Series 2007-IQ16, Class A4	A+(d)	5.809%		12/12/49		200	214,752
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4A, 144A	Aaa	5.984%	(c)	08/12/45		900	981,546

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $155,144,863)							165,011,927

CONVERTIBLE BOND — 0.5%

Oil & Gas
Transocean, Inc. (Cayman Islands), Gtd. Notes (cost 41,171,506)	Baa3	1.500%		12/15/37		44,200	43,592,250

CORPORATE BONDS — 36.2%

Agriculture
Altria Group, Inc., Gtd. Notes	Baa1	9.250%		08/06/19		600	786,482
Altria Group, Inc., Gtd. Notes	Baa1	9.700%		11/10/18		1,100	1,457,710

							2,244,192

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Airlines
UAL 1991 Pass-Through Trust AB, Pass-Through Certificates (i)	NR	10.020%		03/22/14(g)	$515	$205,982

Automobiles — 0.1%
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	1.543%	(c)	09/13/13(g)	9,800	9,801,254

Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	0.802%	(c)	01/27/14	39,500	39,797,316
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	4.125%		01/15/15	24,100	26,117,242
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	5.375%		01/15/20	24,100	28,078,597

						93,993,155

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	A3	6.150%		06/01/18	24,800	30,151,146

Chemicals — 0.4%
Braskem Finance Ltd. (Cayman Islands), Gtd. Notes	Baa3	5.750%		04/15/21	3,300	3,011,580
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	4.850%		08/15/12	28,700	29,549,606
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	6.000%		10/01/12	2,800	2,927,792

						35,488,978

Computer Services & Software — 0.5%
Hewlett-Packard Co., Sr. Unsec’d. Notes	A2	0.588%	(c)	05/24/13	43,500	43,007,102

Diversified — 0.1%
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.250%		12/06/17	3,800	4,222,043

Diversified Financial Services — 0.3%
Banque PSA Finance (France), Sr. Unsec’d. Notes, 144A	Baa1	2.146%	(c)	04/04/14	14,700	13,859,630
Gazprom OAO Via White Nights Finance BV (Netherlands), Sec’d. Notes	Baa1	10.500%		03/08/14	6,500	7,257,575
Gazprom OAO Via White Nights Finance BV (Netherlands), Sec’d. Notes	Baa1	10.500%		03/25/14	500	557,900
Odebrecht Drilling Norbe VIII/IX Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Baa3	6.350%		06/30/21	2,900	2,871,000
Vnesheconombank Via VEB Finance Ltd. (Ireland), Sr. Unsec’d. Notes, 144A	Baa1	5.450%		11/22/17	3,100	2,976,000

						27,522,105

Electric — 0.2%
Ameren Illinois Co., Sr. Sec’d. Notes	Baa1	6.250%		04/01/18	14,300	16,583,701

Financial – Bank & Trust — 12.6%
Abbey National Treasury Services PLC (United Kingdom), Bank Gtd. Notes	Aa3	1.687%	(c)	06/10/13	56,100	57,023,855
American Express Bank FSB, Sr. Unsec’d. Notes	A2	0.369%	(c)	05/29/12	15,000	14,953,350
American Express Bank FSB, Sr. Unsec’d. Notes	A2	5.500%		04/16/13	5,100	5,384,060
American Express Bank FSB, Sr. Unsec’d. Notes	A2	6.000%		09/13/17	500	562,272
American Express Centurion Bank, Notes	A2	6.000%		09/13/17	500	561,138
American Express Co., Sr. Unsec’d. Notes	A3	4.875%		07/15/13	5,900	6,196,333
American Express Co., Sr. Unsec’d. Notes	A3	6.150%		08/28/17	3,700	4,229,230

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Financial – Bank & Trust (cont’d.)
American Express Co., Sr. Unsec’d. Notes	A3	7.250%		05/20/14		$10,000	$11,333,540
ANZ National International Ltd. (New Zealand), Bank Gtd. Notes, 144A	Aa3	6.200%		07/19/13		11,500	12,280,310
Australia & New Zealand Banking Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A	Aa2	2.125%		01/10/14		16,000	16,055,152
Banco Santander Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa1	4.250%		01/14/16		10,000	9,362,000
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	1.501%	(c)	04/20/12		14,300	14,310,039
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	6.000%		09/01/17		2,000	1,924,206
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	6.500%		08/01/16		5,855	5,814,284
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa1	1.673%	(c)	01/30/14		37,300	33,783,916
Bank of America Corp., Sub. Notes	Baa2	0.616%	(c)	08/15/16		1,900	1,445,341
Bank of America NA, Sub. Notes	A3	6.000%		10/15/36		1,900	1,735,310
Bank of China Hong Kong Ltd. (Hong Kong), Sub. Notes, 144A	A1	5.550%		02/11/20		2,900	2,881,150
Bank of Montreal (Canada), Covered Bonds, 144A	Aaa	2.850%		06/09/15		5,400	5,699,263
Bank of Nova Scotia (Canada), Covered Bonds, 144A	Aaa	1.650%		10/29/15		6,300	6,379,718
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	2.375%		01/13/14		6,000	5,868,000
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	5.000%		09/22/16		31,200	31,483,920
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	5.450%		09/12/12		63,200	64,781,580
Barclays Bank PLC (United Kingdom), Sub. Notes, 144A	Baa1	10.179%		06/12/21		11,760	12,443,021
BBVA Bancomer SA (Mexico), Sr. Unsec’d. Notes, 144A	A1	4.500%		03/10/16		4,000	3,720,000
BBVA Bancomer SA (Mexico), Sub. Notes, 144A	A2	6.500%		03/10/21		8,000	7,380,000
BNP Paribas SA (France), Bank Gtd. Notes	Aa2	1.146%	(c)	01/10/14		26,300	24,529,747
BPCE SA (France), Jr. Sub. Notes	Baa3	9.000%	(c)	03/29/49	EUR	1,000	1,046,342
BPCE SA (France), Sr. Unsec’d. Notes, 144A	Aa3	2.375%		10/04/13		2,500	2,387,460
China Development Bank Corp. (China), Sr. Unsec’d. Notes	Aa3	5.000%		10/15/15		100	107,739
Cie de Financement Foncier (France), Covered Bonds, 144A	Aaa	2.125%		04/22/13		4,000	4,007,060
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Certificates of Deposit	Aaa	0.330%	(c)	04/24/12		25,000	24,993,300
Credit Agricole Home Loan SFH (France), Covered Bonds, 144A	Aaa	1.002%	(c)	07/21/14		37,800	37,043,878
Credit Agricole SA (France), Jr. Sub. Notes	A3	7.589%	(c)	01/29/49	GBP	600	556,708
Credit Agricole SA (France), Jr. Sub. Notes, 144A	A3	8.375%	(c)	10/29/49		44,500	35,043,750
Credit Agricole SA (France), Jr. Sub. Notes, MTN	A3	5.136%	(c)	12/29/49	GBP	2,400	1,927,425
Credit Suisse (Switzerland), Sr. Unsec’d. Notes	Aa1	2.200%		01/14/14		5,800	5,748,461
Danske Bank A/S (Denmark), Gov’t. Liquid Gtd. Notes, 144A	Aaa	2.500%		05/10/12		6,100	6,173,066
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	A2	1.299%	(c)	04/14/14		25,000	23,730,475
DBS Bank Ltd. (Singapore), Sub. Notes, 144A	Aa2	0.510%	(c)	05/16/17		1,000	975,000
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	Aa3	6.000%		09/01/17		15,900	17,515,122
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, MTN	Aa3	4.875%		05/20/13		1,000	1,033,450
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	Aa1	0.733%	(c)	04/29/14		26,900	25,333,748

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Financial – Bank & Trust (cont’d.)
Export-Import Bank of China (China), Unsec’d. Notes, 144A	Aa3	4.875%		07/21/15		$600	$641,194
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	1.050%		03/03/12	SGD	18,900	14,445,511
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	4.000%		01/29/21		2,800	2,587,998
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	5.125%		06/29/20		4,200	4,258,120
Fifth Third Bancorp, Sub. Notes	Baa2	8.250%		03/01/38		4,200	5,024,498
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa2	2.000%		01/19/14		6,100	6,066,352
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.500%		05/02/36		5,100	5,118,365
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.500%		09/15/37		3,700	3,631,635
ING Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aa3	1.169%	(c)	03/30/12		70,000	69,913,130
Intesa Sanpaolo SpA (Italy), Notes, 144A	Aa3	2.708%	(c)	02/24/14		14,400	12,967,258
Itau Unibanco Holding SA (Brazil), Sub. Notes, 144A	Baa1	6.200%		04/15/20		29,600	29,855,540
Kreditanstalt Fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.000%		09/07/16	EUR	14,200	19,176,801
LeasePlan Corp. NV (Netherlands), Gov’t. Liquid Gtd. Notes, MTN	Aaa	3.125%		02/10/12	EUR	9,000	12,126,518
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes	Aa3	4.875%		01/21/16		7,400	7,294,528
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	Aa3	5.800%		01/13/20		30,200	28,715,761
Lloyds TSB Bank PLC (United Kingdom), Jr. Sub. Notes, 144A	Ba1	12.000%	(c)	12/29/49		45,600	41,824,776
Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	2.603%	(c)	01/24/14		4,000	3,893,700
National Australia Bank Ltd. (Australia), Bank Gtd. Notes, 144A	Aa2	1.202%	(c)	07/25/14		7,100	7,180,010
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A	Aa2	0.966%	(c)	04/11/14		56,200	56,156,378
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	2.125%		01/14/14		2,800	2,778,835
Nordea Eiendomskreditt A/S (Norway), Covered Bonds, 144A	Aaa	0.804%	(c)	04/07/14		15,400	15,404,073
Northern Rock Asset Management PLC (United Kingdom), Covered Bonds, 144A	Aaa	5.625%		06/22/17(g)		42,000	44,360,778
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes	NR	6.875%		03/19/20	EUR	10,000	12,084,511
RBS Capital Trust I, Bank Gtd. Notes	B3	4.709%		12/29/49		3,200	1,440,000
RCI Banque SA (France), Sr. Unsec’d. Notes, 144A	Baa2	2.116%	(c)	04/11/14		10,200	9,649,557
Resona Bank Ltd. (Japan), Jr. Sub. Notes, 144A	Baa1	5.850%	(c)	09/29/49		900	886,608
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	B3	7.640%	(c)	03/29/49		10,200	4,896,000
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes	Aa3	3.950%		09/21/15		8,200	7,711,772
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes, 144A	Aa3	4.875%		08/25/14		1,300	1,308,878

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Financial – Bank & Trust (cont’d.)
Royal Bank of Scotland PLC (The) (United Kingdom), Gov’t. Liquid Gtd. Notes, 144A	Aaa	2.625%		05/11/12		$2,700	$2,734,309
Royal Bank of Scotland PLC (The) (United Kingdom), Sub. Notes (original cost $15,164,208; purchased 03/07/11)(f)	Baa3	1.999%	(c)	03/30/15(g)	CAD	17,300	13,911,320
Santander Finance Preferred SA Unipersonal (Spain), Ltd. Gtd. Notes	Baa2	11.300%	(c)	07/29/49	GBP	2,400	3,480,593
Santander US Debt SA Unipersonal (Spain), Bank Gtd. Notes, 144A	Aa2	1.169%	(c)	03/30/12		52,100	51,717,534
Santander US Debt SA Unipersonal (Spain), Bank Gtd. Notes, 144A	Aa2	2.991%		10/07/13		25,200	24,194,765
Societe Financement de l’Economie Francaise (France), Gov’t. Liquid Gtd. Notes, 144A	Aaa	0.450%	(c)	07/16/12		11,000	11,007,700
Societe Financement de l’Economie Francaise (France), Gov’t. Liquid Gtd. Notes, MTN	Aaa	2.125%		05/20/12	EUR	2,500	3,369,261
State Bank of India (India), Sr. Unsec’d. Notes, 144A	Baa2	4.500%		07/27/15		7,000	7,069,135
State Street Capital Trust IV, Ltd. Gtd. Notes	A3	1.347%	(c)	06/15/37		1,100	753,712
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	Aa3	1.950%		01/14/14		7,000	7,046,732
Turkiye Garanti Bankasi A/S (Turkey), Sr. Unsec’d. Notes, 144A	Ba1	2.751%	(c)	04/20/16		3,800	3,420,000
Wachovia Corp., Sr. Unsec’d. Notes	A2	0.379%	(c)	10/15/11		300	299,997
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A2	0.444%	(c)	08/01/13		1,100	1,086,039
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A2	5.500%		05/01/13		900	956,388
Wachovia Corp., Sub. Notes	A3	0.593%	(c)	10/28/15		1,000	908,793
Westpac Banking Corp. (Australia), Gov’t. Liquid Gtd. Notes, 144A	Aaa	0.730%	(c)	07/16/14		6,000	6,071,514
Westpac Banking Corp. (Australia), Gov’t. Liquid Gtd. Notes, 144A	Aaa	3.585%		08/14/14		5,900	6,299,666
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes, 144A	Aa2	1.099%	(c)	03/31/14		28,600	28,691,205

							1,154,161,467

Financial Services — 12.5%
AK Transneft OJSC Via TransCapitalInvest Ltd. (Ireland), Gtd. Notes	Baa1	8.700%		08/07/18		2,200	2,546,500
AK Transneft OJSC Via TransCapitalInvest Ltd. (Ireland), Gtd. Notes, 144A	Baa1	8.700%		08/07/18		2,300	2,662,250
AK Transneft OJSC Via TransCapitalInvest Ltd. (Ireland), Sec’d. Notes	Baa1	7.700%		08/07/13		1,100	1,167,000
Ally Financial, Inc., Gtd. Notes	B1	3.478%	(c)	02/11/14		4,400	4,043,692
Ally Financial, Inc., Gtd. Notes	B1	3.751%	(c)	06/20/14		11,100	10,131,592
Ally Financial, Inc., Gtd. Notes	B1	4.500%		02/11/14		11,100	10,156,500
Ally Financial, Inc., Gtd. Notes	B1	6.000%		12/15/11		7,300	7,327,375
Ally Financial, Inc., Gtd. Notes	B1	6.750%		12/01/14		2,300	2,199,375
Ally Financial, Inc., Gtd. Notes	B1	6.875%		08/28/12		6,400	6,520,000
Ally Financial, Inc., Gtd. Notes	B1	7.000%		02/01/12		20,205	20,331,281
Ally Financial, Inc., Gtd. Notes	B1	7.500%		09/15/20		8,100	7,330,500
Ally Financial, Inc., Gtd. Notes	B1	8.300%		02/12/15		15,400	15,226,750
Ally Financial, Inc., Sr. Unsec’d. Notes	B1	6.750%		12/01/14		7,500	7,270,245
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	5.875%		05/02/13		10,500	11,135,313
American Express Travel Related Services Co., Inc., Sr. Unsec’d. Notes, 144A	A2	5.250%		11/21/11		22,100	22,212,511
BA Covered Bond Issuer, Covered Bonds, 144A	Aa3	5.500%		06/14/12(g)		10,250	10,556,168
Bank One Capital III, Ltd. Gtd. Notes	A2	8.750%		09/01/30		1,100	1,359,355

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Financial Services (cont’d.)
C8 Capital SPV Ltd. (British Virgin Islands), Sr. Sec’d. Notes, 144A	B-(d)	6.640%	(c)	12/29/49		$22,600	$10,170,000
CIT Group, Inc., Sec’d. Notes	B2	7.000%		05/01/14		179	182,665
CIT Group, Inc., Sec’d. Notes	B2	7.000%		05/01/15		1,518	1,506,169
CIT Group, Inc., Sec’d. Notes	B2	7.000%		05/01/16		529	513,375
CIT Group, Inc., Sec’d. Notes	B2	7.000%		05/01/17		741	718,724
CIT Group, Inc., Sec’d. Notes, 144A	B2	5.250%		04/01/14		2,700	2,612,250
Citigroup Capital XXI, Gtd. Notes	Ba1	8.300%	(c)	12/21/57		48,185	47,221,300
Citigroup, Inc., Sr. Notes	A3	1.696%	(c)	01/13/14		11,600	11,290,234
Citigroup, Inc., Sr. Sub. Notes	Baa1	0.607%	(c)	06/09/16		14,300	11,905,479
Citigroup, Inc., Sr. Unsec’d. Notes	A3	1.136%	(c)	02/15/13		9,200	9,070,243
Citigroup, Inc., Sr. Unsec’d. Notes	A3	2.286%	(c)	08/13/13		7,200	7,121,801
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.300%		10/17/12		2,400	2,459,534
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.500%		08/27/12		5,900	6,054,320
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.500%		04/11/13		31,900	32,832,309
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.500%		10/15/14		32,000	33,246,400
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.850%		07/02/13		1,600	1,657,842
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.000%		08/15/17		3,700	3,926,570
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%		07/15/39		7,200	8,630,582
Citigroup, Inc., Sub. Notes	Baa1	5.625%		08/27/12		4,500	4,582,166
Citigroup, Inc., Sub. Notes	Baa1	6.125%		08/25/36		2,100	1,776,400
Citigroup, Inc., Unsec’d. Notes	A3	8.500%		05/22/19		4,500	5,435,190
Countrywide Financial Corp., Gtd. Notes, MTN	Baa1	5.800%		06/07/12		2,320	2,326,679
Enel Finance International NV (Luxembourg), Gtd. Notes, 144A	A2	6.800%		09/15/37		12,800	11,946,726
FCE Bank PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	Ba2	7.125%		01/16/12	EUR	5,600	7,521,335
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	5.625%		09/15/15		10,400	10,461,516
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	5.875%		08/02/21		400	397,873
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	7.000%		04/15/15		11,900	12,495,000
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	7.250%		10/25/11		200	200,250
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	7.500%		08/01/12		20,800	21,213,462
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	8.000%		06/01/14		400	424,081
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	8.700%		10/01/14		4,900	5,293,117
General Electric Capital Corp., Sub. Notes	Aa3	6.375%	(c)	11/15/67		33,100	31,114,000
General Electric Capital Corp., Sub. Notes, 144A	Aa3	5.500%	(c)	09/15/67	EUR	33,000	35,369,301
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	1.269%	(c)	02/07/14		11,600	11,115,190
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	1.883%	(c)	05/23/16	EUR	5,400	6,142,693
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	1.905%	(c)	02/04/13	EUR	9,540	12,210,576
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.750%		10/01/16		6,000	6,296,814
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.950%		01/18/18		21,700	22,340,931
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.150%		04/01/18		7,200	7,461,187
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.250%		09/01/17		23,700	24,683,763
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	1.962%	(c)	01/30/17	EUR	3,050	3,379,215
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	6.375%		05/02/18	EUR	600	816,718
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%		01/15/17		2,100	2,037,141
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.750%		09/01/16		5,400	5,413,500

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Financial Services (cont’d.)
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.350%		03/01/12		$8,186	$8,104,140
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.750%		05/15/16		2,500	2,222,035
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.300%		05/01/12		12,500	12,375,000
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.400%		02/15/12		8,900	8,833,250
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	5.625%		09/20/13		5,200	4,992,000
JPMorgan Chase & Co., Jr. Sub. Notes	Baa1	7.900%	(c)	04/29/49		8,400	8,652,084
JPMorgan Chase & Co., Notes	Aa3	1.119%	(c)	09/30/13		2,200	2,197,507
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.250%		10/15/20		3,800	3,809,006
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.000%		01/15/18		5,500	6,124,976
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	Aa3	1.786%	(c)	09/26/13	EUR	1,100	1,442,257
JPMorgan Chase Bank NA, Sub. Notes	Aa2	6.000%		10/01/17		11,800	12,405,399
JPMorgan Chase Capital XX, Ltd. Gtd. Notes	A2	6.550%		09/29/36		1,000	1,009,830
LBG Capital No.1 PLC (United Kingdom), Bank Gtd. Notes, 144A	BB-(d)	8.500%	(c)	12/29/49		700	476,000
LBG Capital No.1 PLC (United Kingdom), Bank Gtd. Notes	Ba3	7.869%		08/25/20	GBP	7,850	8,874,967
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.520%		12/31/11		16,490	3,813,312
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.851%		12/15/24		2,300	531,875
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.878%		04/03/19		2,300	531,875
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.907%	(c)	11/16/24		14,300	3,306,875
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.951%	(c)	05/25/20		5,800	1,341,250
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	3.005%	(c)	07/18/13		3,900	901,875
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	3.053%	(c)	11/10/24		3,500	809,375
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	5.625%		01/24/13		6,200	1,488,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	6.200%		09/26/14		2,600	627,250
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	6.875%		05/02/18		3,300	804,375
Merrill Lynch & Co., Inc., Notes, MTN	Baa1	0.561%	(c)	06/05/12		7,500	7,209,532
Merrill Lynch & Co., Inc., Notes, MTN	Baa1	0.709%	(c)	01/15/15		10,000	8,349,220
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa1	6.050%		08/15/12		3,600	3,633,048
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa1	6.875%		04/25/18		7,600	7,602,728
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	Baa1	5.450%		02/05/13		5,600	5,549,751
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	1.052%	(c)	02/21/12	GBP	3,000	4,618,158
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	1.836%	(c)	08/25/14	EUR	5,100	5,861,512
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	1.840%	(c)	05/30/14	EUR	11,600	13,481,820
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	1.872%	(c)	01/31/14	EUR	3,700	4,381,715

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Financial Services (cont’d.)
Merrill Lynch & Co., Inc., Sr. Unsub. Notes, MTN	A2	1.839%	(c)	08/09/13	EUR	12,400	$15,135,290
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.750%		02/14/17	GBP	500	737,532
Morgan Stanley, Sr. Unsec’d. Notes	A2	1.233%	(c)	04/29/13		$20,000	18,898,540
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	1.870%	(c)	03/01/13	EUR	5,000	6,330,247
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	2.001%	(c)	04/13/16	EUR	300	330,488
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	2.009%	(c)	05/02/14	EUR	11,600	13,868,885
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	2.026%	(c)	01/16/17	EUR	600	638,594
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	2.786%	(c)	05/14/13		9,200	8,896,142
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.950%		12/28/17		3,000	2,909,055
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.250%		08/28/17		20,900	20,637,684
MUFG Capital Finance 5 Ltd. (Cayman Islands), Jr. Sub. Notes	Ba1	6.299%	(c)	01/29/49	GBP	900	1,284,170
SLM Corp., Sr. Notes, MTN	Ba1	6.250%		01/25/16		2,300	2,257,528
SLM Corp., Sr. Unsec’d. Notes	Ba1	0.553%	(c)	01/27/14		10,000	9,179,050
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	0.483%	(c)	10/25/11		7,500	7,465,268
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	1.858%	(c)	06/17/13	EUR	7,900	9,969,700
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	3.125%		09/17/12	EUR	6,500	8,541,229
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	4.875%		12/17/12	GBP	2,400	3,657,089
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.125%		08/27/12		1,600	1,599,267
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.375%		01/15/13		7,555	7,555,348
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%		06/15/18		10,000	10,401,680
Societe Generale (France), Jr. Sub. Notes	Baa2	7.756%	(c)	05/29/49	EUR	600	482,711
Societe Generale (France), Jr. Sub. Notes	Baa2	9.375%	(c)	09/29/49	EUR	2,000	2,069,908
Societe Generale (France), Jr. Sub. Notes, 144A	Baa2	5.922%	(c)	04/29/49		18,300	10,724,935
Springleaf Finance Corp., Sr. Unsec’d. Notes	B3	3.250%		01/16/13	EUR	8,200	9,733,448
Springleaf Finance Corp., Sr. Unsec’d. Notes	B3	4.125%		11/29/13	EUR	12,000	14,110,760
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	B3	0.597%	(c)	12/15/11		8,000	7,895,272
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	B3	5.375%		10/01/12		50,000	46,000,000
SSIF Nevada LP, Bank Gtd. Notes, 144A	Aa1	0.949%	(c)	04/14/14		88,300	88,297,792
Svenska Handelsbanken AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	1.343%	(c)	09/14/12		34,000	34,244,086
Sydney Airport Finance Co. Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	Baa2	5.125%		02/22/21		1,500	1,573,450
Temasek Financial I Ltd. (Singapore), Gtd. Notes, 144A	Aaa	4.300%		10/25/19		5,300	5,603,212
TNK-BP Finance SA (Luxembourg), Gtd. Notes	Baa2	7.875%		03/13/18		5,000	5,200,000
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	6.125%		03/20/12		1,500	1,515,000
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	Aa3	0.346%	(c)	10/04/11		2,000	2,000,000
UBS AG (Switzerland), Sr. Unsec’d. Notes	Aa3	1.253%	(c)	01/28/14		2,000	1,975,034
UBS AG (Switzerland), Sr. Unsec’d. Notes	Aa3	5.750%		04/25/18		5,100	5,245,977
UBS AG (Switzerland), Sr. Unsec’d. Notes, MTN	Aa3	1.403%	(c)	02/23/12		9,000	9,023,715
UBS Preferred Funding Trust V, Jr. Sub. Notes	Baa3	6.243%	(c)	05/29/49		8,100	6,014,250
UFJ Finance Aruba AEC (Aruba), Bank Gtd. Notes	A1	6.750%		07/15/13		400	429,840
ZFS Finance USA Trust IV, Jr. Sub. Notes, 144A	A3	5.875%	(c)	05/09/32		934	925,790

							1,145,470,991

Holding Companies – Diversified
Noble Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	Baa3	4.875%		08/05/15		2,500	2,274,501

Hotels & Motels — 0.1%
Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A	Baa2	5.750%		08/15/15		6,900	7,353,344

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Insurance — 2.0%
Allstate Life Global Funding Trusts, Sr. Sec’d. Notes, MTN	A1	5.375%		04/30/13		$6,500	$6,888,752
American International Group, Inc., Jr. Sub. Debs	Baa2	8.175%	(c)	05/15/58		13,600	12,002,000
American International Group, Inc., Jr. Sub. Notes	Baa2	6.250%		03/15/37		5,500	3,808,750
American International Group, Inc., Jr. Sub. Notes	Baa2	8.625%	(c)	05/22/38	GBP	16,700	21,745,131
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	0.360%	(c)	10/18/11		900	899,996
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	5.050%		10/01/15		800	782,841
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	5.375%		10/18/11		5,020	5,013,725
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%		08/15/18		13,700	15,185,724
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	0.451%	(c)	03/20/12		11,000	10,948,949
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	4.950%		03/20/12		11,600	11,658,000
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%		01/16/18		3,400	3,368,380
Dai-Ichi Life Insurance Co Ltd. (The) (Japan), Sub. Notes, 144A	A3	7.250%	(c)	12/29/49		7,600	7,469,225
Hartford Financial Services Group, Inc., Jr. Sub. Debs	Ba1	8.125%	(c)	06/15/38		3,800	3,572,000
MetLife Institutional Funding II, Sec’d. Notes, 144A	Aa3	1.146%	(c)	04/04/14		50,600	50,537,964
Monumental Global Funding Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	A1	5.500%		04/22/13		4,500	4,752,608
Pacific LifeCorp, Sr. Notes, 144A	Baa1	6.000%		02/10/20		2,900	3,100,202
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.300%		04/24/13		6,300	6,679,304
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.550%		04/27/15		9,100	10,122,794

							178,536,345

Machinery & Equipment — 0.4%
Caterpillar, Inc., Sr. Unsec’d. Notes	A2	0.468%	(c)	05/21/13		34,900	34,927,990

Media
Comcast Corp., Gtd. Notes	Baa1	6.450%		03/15/37		1,600	1,840,606

Medical – Drugs — 0.1%
HCA, Inc., Sr. Sec’d. Notes	Ba3	6.500%		02/15/20		11,300	11,045,750

Medical Supplies & Equipment
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	5.900%		09/15/17		2,700	3,225,855

Metals & Mining — 0.4%
Alcoa, Inc., Sr. Unsec’d. Notes	Baa3	6.150%		08/15/20		3,700	3,748,030
Codelco, Inc. (Chile), Sr. Unsec’d. Notes, 144A	A1	6.150%		10/24/36		700	848,494
Codelco, Inc. (Chile), Sr. Unsec’d. Notes, 144A	A1	7.500%		01/15/19		4,600	5,780,553
CSN Resources SA (Luxembourg), Gtd. Notes, 144A	Ba1	6.500%		07/21/20		4,300	4,482,750
Gerdau Holdings, Inc., Gtd. Notes, 144A	BBB-(d)	7.000%		01/20/20		14,200	14,555,000

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Metals & Mining (cont’d.)
Gerdau Trade, Inc. (British Virgin Islands), Gtd. Notes, 144A	BBB-(d)	5.750%		01/30/21		$2,500	$2,368,750
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.250%		01/23/17		1,200	1,300,800
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%		11/21/36		1,200	1,294,319

							34,378,696

Oil & Gas — 1.8%
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	1.257%	(c)	06/02/14		9,700	9,743,844
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.875%		06/15/12		9,400	9,731,594
El Paso Corp., Sr. Unsec’d. Notes, MTN	Ba3	7.750%		01/15/32		4,200	4,864,692
El Paso Corp., Sr. Unsec’d. Notes, MTN	Ba3	7.800%		08/01/31		850	987,760
ENN Energy Holdings Ltd. (Cayman Islands), Sr. Unsec’d. Notes, 144A	Baa3	6.000%		05/13/21		1,700	1,643,597
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes	Baa1	9.250%		04/23/19		17,700	20,532,000
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	6.212%		11/22/16		1,100	1,108,250
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	7.343%		04/11/13		1,900	1,949,780
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	8.146%		04/11/18		7,200	7,902,000
Gazprom OAO Via Gazprom International SA (Luxembourg), Gtd. Notes	BBB+(d)	7.201%		02/01/20		545	572,108
Gazprom OAO Via RBS AG (Germany), Unsec’d. Notes	Baa1	9.625%		03/01/13		400	422,332
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	Ba2	6.514%		12/15/12		6,700	6,973,514
Novatek Finance Ltd. (Ireland), Sr. Unsec’d. Notes, 144A	Baa3	5.326%		02/03/16		3,100	3,030,250
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	5.375%		01/27/21		27,100	27,398,100
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	7.875%		03/15/19		4,800	5,568,000
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	5.500%		01/21/21		20,400	21,420,000
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	6.000%		03/05/20		12,500	13,675,000
Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), Sr. Sec’d. Notes	Aa3	5.298%		09/30/20		3,595	3,877,887
Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), Sr. Sec’d. Notes, 144A	Aa3	5.298%		09/30/20		1,475	1,590,928
Southern Gas Networks PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	1.123%	(c)	10/21/15	GBP	13,500	20,430,445
Total Capital SA (France), Gtd. Notes	Aa1	4.450%		06/24/20		3,000	3,353,910

							166,775,991

Paper & Forest Products — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A	Baa3	7.125%		01/15/17		1,300	1,362,293
Georgia-Pacific LLC, Sr. Unsec’d. Notes	Baa3	7.750%		11/15/29		3,000	3,469,200

							4,831,493

Real Estate — 0.2%
WCI Finance LLC/WEA Finance LLC, Gtd. Notes, 144A	A2	5.700%		10/01/16		12,330	13,208,019
WEA Finance LLC/WT Finance Aust Pty Ltd., Gtd. Notes, 144A	A2	6.750%		09/02/19		8,300	9,222,694

							22,430,713

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Retail & Merchandising — 0.3%
CVS Pass-Through Trust, Pass-Through Certificates	Baa2	6.943%	01/10/30		$1,104	$1,240,115
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.500%	07/01/15		20,000	22,422,900

						23,663,015

Savings & Loan — 0.1%
Nationwide Building Society (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa3	6.250%	02/25/20		11,300	11,388,468

Telecommunications — 1.6%
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.950%	01/15/13		1,700	1,780,478
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.300%	01/15/38		1,200	1,374,632
BellSouth Corp., Gtd. Notes, 144A	A2	4.463%	04/26/12		128,700	131,040,924
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.082%	06/01/16		2,100	2,173,844
Qtel International Finance Ltd. (Bermuda), Gtd. Notes, 144A	A2	3.375%	10/14/16		400	402,220
Qtel International Finance Ltd. (Bermuda), Gtd. Notes, 144A	A2	4.750%	02/16/21		900	898,875
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.200%	11/10/26		8,950	8,502,500
Verizon Virginia, Inc., Sr. Unsec’d. Notes	A-(d)	7.875%	01/15/22		3,000	3,789,267

						149,962,740

Tobacco — 0.1%
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	5.650%	05/16/18		4,200	4,963,027
Reynolds American, Inc., Gtd. Notes	Baa3	7.625%	06/01/16		4,000	4,788,796

						9,751,823

Utilities — 1.0%
Entergy Corp., Sr. Unsec’d. Notes	Baa3	3.625%	09/15/15		14,700	14,714,244
Korea Electric Power Corp. (South Korea), Sr. Unsec’d. Notes, 144A	A1	3.000%	10/05/15		21,200	20,649,649
Majapahit Holding BV (Netherlands), Gtd. Notes	Ba1	7.250%	06/28/17		4,400	4,742,175
Majapahit Holding BV (Netherlands), Gtd. Notes, 144A	Ba1	7.750%	01/20/20		5,000	5,530,000
Nisource Finance Corp., Gtd. Notes	Baa3	6.125%	03/01/22		11,300	12,803,804
NRG Energy, Inc., Gtd. Notes	B1	7.375%	01/15/17		10,000	10,312,500
NRG Energy, Inc., Gtd. Notes	B1	8.250%	09/01/20		10,200	9,639,000
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	A2	5.300%	05/01/18		13,500	15,976,899

						94,368,271

TOTAL CORPORATE BONDS (cost $3,388,232,965)						3,319,607,717

FOREIGN GOVERNMENT BONDS — 5.9%
Banco Nacional de Desenvolvimento Economico e Social (Brazil), Bonds	Baa2	4.125%	09/15/17	EUR	2,700	3,473,346
Brazil Notas do Tesouro Nacional (Brazil), Notes	Baa2	10.000%	01/01/13	BRL	398	210,266
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa3	10.000%	01/01/14	BRL	404	215,716
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa3	10.000%	01/01/17	BRL	7,890	4,046,176
Canada Housing Trust No. 1 (Canada), Gov’t. Gtd. Notes	Aaa	2.750%	09/15/14	CAD	21,900	21,794,460
Canada Housing Trust No. 1 (Canada), Gov’t. Gtd. Notes	Aaa	2.750%	12/15/15	CAD	15,500	15,526,915

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Canada Housing Trust No. 1 (Canada), Gov’t. Gtd. Notes	Aaa	3.150%	06/15/14	CAD	10,000	$10,034,927
Canada Housing Trust No. 1 (Canada), Gov’t. Gtd. Notes	Aaa	3.350%	12/15/20	CAD	7,200	7,301,895
Canada Housing Trust No. 1 (Canada), Gov’t. Gtd. Notes	Aaa	3.800%	06/15/21(g)	CAD	400	418,570
Canada Housing Trust No. 1 (Canada), Gov’t. Gtd. Notes	Aaa	3.800%	06/15/21(g)	CAD	14,400	15,068,537
Canadian Government (Canada), Bonds	Aaa	2.000%	06/01/16	CAD	4,200	4,127,335
Canadian Government (Canada), Bonds	Aaa	2.750%	09/01/16	CAD	25,000	25,394,360
Canadian Government (Canada), Bonds	Aaa	3.000%	12/01/15	CAD	18,200	18,582,966
Canadian Government (Canada), Bonds	Aaa	3.250%	06/01/21	CAD	700	731,797
Canadian Government (Canada), Bonds	Aaa	3.750%	06/01/19	CAD	6,600	7,144,741
Canadian Government (Canada), Bonds	Aaa	4.250%	06/01/18	CAD	1,600	1,773,803
Canadian Government (Canada), Bonds	Aaa	4.500%	06/01/15	CAD	4,100	4,377,598
Instituto de Credito Oficial (Spain), Gov’t. Gtd. Notes	Aa2	3.286%(c)	03/25/14	EUR	17,000	21,895,019
Italy Buoni Poliennali del Tesoro (Italy), Bonds, TIPS	NR	2.100%	09/15/16	EUR	13,200	16,662,971
Italy Buoni Poliennali del Tesoro (Italy), Bonds, TIPS	A2	2.100%	09/15/21	EUR	23,400	26,493,727
Italy Buoni Poliennali del Tesoro (Italy), TIPS	A2	2.350%	09/15/19	EUR	1,500	1,867,279
Korea Housing Finance Corp. (South Korea), Covered Bonds	Aa3	4.125%	12/15/15		$5,000	5,130,935
Mexican Bonos (Mexico), Bonds	Baa1	6.000%	06/18/15	MXN	72,100	5,354,452
Mexican Bonos (Mexico), Bonds	Baa1	9.000%	12/22/11	MXN	218,000	15,868,920
Province of Ontario (Canada), Bonds	Aa1	4.000%	06/02/21	CAD	40,900	41,840,634
Province of Ontario (Canada), Bonds	Aa1	4.200%	03/08/18	CAD	2,800	2,962,164
Province of Ontario (Canada), Bonds	Aa1	4.200%	06/02/20	CAD	12,900	13,439,808
Province of Ontario (Canada), Bonds	Aa1	4.300%	03/08/17	CAD	10,600	11,260,237
Province of Ontario (Canada), Bonds	Aa1	4.400%	06/02/19	CAD	11,300	12,022,600
Province of Ontario (Canada), Bonds, MTN	Aa1	4.600%	06/02/39	CAD	4,700	5,105,145
Province of Ontario (Canada), Debs	Aa1	6.500%	03/08/29	CAD	9,800	12,808,737
Province of Ontario (Canada), Notes, MTN	Aa1	5.500%	06/02/18	CAD	3,200	3,619,735
Province of Ontario (Canada), Sr. Unsec’d. Notes	Aa1	1.375%	01/27/14		14,000	14,155,568
Province of Ontario (Canada), Sr. Unsec’d. Notes	Aa1	1.875%	09/15/15		3,800	3,873,724
Province of Quebec (Canada), Debs	Aa2	4.500%	12/01/16	CAD	500	534,898
Province of Quebec (Canada), Debs	A+(d)	4.500%	12/01/17	CAD	4,400	4,716,175
Province of Quebec (Canada), Notes	Aa2	4.250%	12/01/21	CAD	15,300	15,821,534
Province of Quebec (Canada), Notes	Aa2	4.500%	12/01/19	CAD	1,600	1,700,880
Province of Quebec (Canada), Notes	Aa2	4.500%	12/01/20	CAD	40,800	43,069,911
Province of Quebec (Canada), Notes, MTN	Aa2	4.500%	12/01/18	CAD	5,800	6,207,367
Rebublic of Panama (Panama), Sr. Unsec’d. Notes	Baa3	7.250%	03/15/15		1,900	2,172,650
Republic of South Africa (South Africa), Sr. Unsec’d. Notes	A3	5.875%	05/30/22		800	896,000
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	Ba2	7.000%	09/26/16		13,400	14,807,000
Russian Foreign Bond (Russia), Notes	Baa1	3.625%	04/29/15		1,600	1,572,000
Russian Government (Russia), Sr. Unsec’d. Notes	Baa1	7.500%	03/31/30		37,801	42,533,123
Spanish Government (Spain), Sr. Unsec’d. Notes	Aa2	4.650%	07/30/25	EUR	30,100	36,646,582
United Mexican States (Mexico), Sr. Unsec’d. Notes	Baa1	5.875%	02/17/14		12,300	13,308,600
United Mexican States (Mexico), Sr. Unsec’d. Notes	Baa1	6.050%	01/11/40		4,700	5,311,000
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	4.250%	07/14/17	EUR	1,000	1,339,746

TOTAL FOREIGN GOVERNMENT BONDS (cost $570,020,779)						545,222,529

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
MUNICIPAL BONDS — 4.3%

Arizona
Salt River Project Agricultural Improvement & Power District, Series B, Revenue Bonds	AA1	4.750%		01/01/32	$1,000	(e)	$1,009,020
Salt River Project Agricultural Improvement & Power District, Series B, Revenue Bonds	AA(d)	8.680%	(c)	01/01/32	500		502,440

							1,511,460

California — 2.5%
California Infrastructure & Economic Development Bank, Revenue Bonds	Aa2	6.486%		05/15/49	2,600		3,057,808
California State University, Revenue Bonds	Aa2	6.484%		11/01/41	4,500		5,273,865
Fresno County, Revenue Bonds	AA-(d)	5.430%	(s)	08/15/20	12,675		7,816,926
Golden State Tobacco Securitization Corp., Revenue Bonds	B3	8.190%	(s)	06/01/37	22,700		14,464,667
Los Angeles Department of Water & Power, Revenue Bonds	Aa3	6.603%		07/01/50	3,300		4,393,059
Los Angeles Unified School District, General Obligation Unlimited	Aa2	6.758%		07/01/34	14,700		18,514,209
Los Angeles Waste Water System, Revenue Bonds	Aa3	5.713%		06/01/39	2,400		2,759,736
Orange County Local Transportation Authority, Series A, Revenue Bonds	Aa2	6.908%		02/15/41	16,100		22,217,195
State of California, General Obligation Unlimited	A1	5.650%	(c)	04/01/39	2,200		2,336,180
State of California, General Obligation Unlimited	A1	5.950%		04/01/16	2,000		2,275,680
State of California, General Obligation Unlimited	A1	7.500%		04/01/34	9,200		11,007,708
State of California, General Obligation Unlimited	A1	7.550%		04/01/39	20,200		24,997,298
State of California, General Obligation Unlimited	A1	7.600%		11/01/40	7,100		8,873,367
University of California, Revenue Bonds	Aa2	5.000%		05/15/37	500		522,635
University of California Regents Medical Center, Revenue Bonds	AA-(d)	6.583%		05/15/49	82,800		102,656,268

							231,166,601

Florida
Seminole County Florida Water & Sewer, Revenue Bonds	Aa2	6.443%		10/01/40	400		434,040

Georgia
Municipal Electric Authority of Georgia, Revenue Bonds	A2	6.655%		04/01/57	3,800		4,013,712

Illinois — 0.7%
Chicago Transit Authority, Series A, Revenue Bonds	Aa3	6.300%		12/01/21	300		335,331
Chicago Transit Authority, Series A, Revenue Bonds	Aa3	6.899%		12/01/40	18,200		21,696,038
Chicago Transit Authority, Series B, Revenue Bonds	Aa3	6.200%		12/01/40	2,900		3,227,265
Chicago Transit Authority, Series B, Revenue Bonds	Aa3	6.300%		12/01/21	200		224,926
Chicago Transit Authority, Series B, Revenue Bonds	Aa3	6.899%		12/01/40	10,200		12,159,318
Illinois Finance Authority, Revenue Bonds	Aa1	5.750%		07/01/33	4,900		5,479,523
Illinois Municipal Electric Agency, Revenue Bonds	A1	6.832%		02/01/35	4,800		5,887,248
Regional Transportation Authority, Series A, Revenue Bonds	Aa3	5.000%		07/01/25	1,600		1,673,472
State of Illinois, General Obligation Unlimited	A1	4.071%		01/01/14	6,000		6,177,360
State of Illinois, General Obligation Unlimited	A1	4.511%		03/01/15	2,700		2,812,401

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value
MUNICIPAL BONDS (Continued)

Illinois (cont’d.)
State of Illinois, General Obligation Unlimited	A1	4.950%	06/01/23	$570		$570,160
State of Illinois, General Obligation Unlimited	A1	5.000%	11/01/22	300		300,783
State of Illinois, General Obligation Unlimited	A1	6.725%	04/01/35	2,900		3,074,174

						63,617,999

Iowa — 0.1%
State of Iowa, Revenue Bonds	Aa2	6.750%	06/01/34	6,800		7,855,292

Massachusetts — 0.2%
Massachusetts Health & Educational Facilities Authority, Revenue Bonds	Aaa	6.000%	07/01/36	5,100		5,969,295
Massachusetts Health & Educational Facilities Authority, Series A, Revenue Bonds	Aaa	5.500%	11/15/36	500		570,560
Massachusetts Port Authority, Revenue Bonds	A3	6.352%	07/01/37	7,900		8,892,319
Massachusetts Water Resources Authority, Series J, Revenue Bonds	Aa1	5.000%	06/01/32	2,500	(e)	2,525,350

						17,957,524

Nebraska — 0.1%
Public Power Generation Agency, Revenue Bonds	A2	7.242%	01/01/41	3,600		4,237,092

Nevada — 0.1%
County of Clark NV Airport, Revenue Bonds	Aa2	6.820%	07/01/45	5,400		6,687,198
Truckee Meadows Water Authority, Series A, Revenue Bonds	Aa2	5.000%	07/01/36	195		198,184

						6,885,382

New Jersey — 0.1%
City of Trenton, General Obligation Unlimited (FSA Insured)	Aa3	4.800%	04/01/14	990		1,025,462
Jersey City Municipal Utilities Authority, Series A, Revenue Bonds (MBIA Insured)	A2	4.810%	05/15/14	1,000		1,020,200
New Jersey State Turnpike Authority, Series A, Revenue Bonds	A3	7.102%	01/01/41	5,500		7,362,795

						9,408,457

New York
New York City Municipal Water Finance Authority, Revenue Bonds	Aa2	5.750%	06/15/40	300		343,809

North Carolina — 0.1%
North Carolina Turnkpike Authority, Revenue Bonds	Aa2	6.700%	01/01/39	5,300		6,067,175

Rhode Island
Tobacco Settlement Financing Corp., Revenue Bonds	Ba1	6.125%	06/01/32	1,205		1,205,253
Tobacco Settlement Financing Corp., Revenue Bonds	B1	6.250%	06/01/42	400		363,684

						1,568,937

Tennessee — 0.4%
Metropolitan Government of Nashville & Davidson County, Series B, Revenue Bonds	Aa3	6.568%	07/01/37	7,700		9,510,270

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
MUNICIPAL BONDS (Continued)

Tennessee (cont’d.)
Metropolitan Government of Nashville & Davidson County, Series C, Revenue Bonds	Aa3	6.693%		07/01/41		$21,000	$26,002,620

							35,512,890

Texas
Dallas County Hospital District, General Obligation Ltd.	AAA(d)	6.171%		08/15/34		1,600	1,786,016

Washington
Pierce County School District No. 3, General Obligation Unlimited	Aa1	5.000%		12/01/23		3,000	3,233,190

Wisconsin
Wisconsin State General, Revenue Bonds	Aa3	5.700%		05/01/26		510	590,060

TOTAL MUNICIPAL BONDS (cost $333,005,854)							396,189,636

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.2%
ABN AMRO Mortgage Corp., Series 2003-13, Class A3	Aaa	5.500%		01/25/34		3,170	3,194,884
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	Caa2	2.871%	(c)	09/25/35		4,367	3,066,495
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	Ba1	2.218%	(c)	02/25/45		1,024	815,785
Arran Residential Mortgages Funding PLC (United Kingdom), Series 2010-1A, Class A1B, 144A	Aaa	2.735%	(c)	05/16/47	EUR	3,990	5,340,302
Arran Residential Mortgages Funding PLC (United Kingdom), Series 2010-1A, Class A2B, 144A	Aaa	2.935%	(c)	05/16/47	EUR	13,700	18,280,261
Banc of America Funding Corp., Series 2005-D, Class A1	AAA(d)	2.717%	(c)	05/25/35		1,621	1,611,388
Banc of America Funding Corp., Series 2006-J, Class 4A1	CCC(d)	5.741%	(c)	01/20/47		2,022	1,352,717
Banc of America Mortgage Securities, Inc., Series 2004-1, Class 5A1	AAA(d)	6.500%		09/25/33		167	175,089
Banc of America Mortgage Securities, Inc., Series 2004-2, Class 5A1	A1	6.500%		10/25/31		43	43,659
Banc of America Mortgage Securities, Inc., Series 2004-F, Class 1A1	Baa3	2.748%	(c)	07/25/34		2,370	2,102,339
BCAP LLC Trust, Series 2011-RR5, Class 12A1, 144A	NR	5.756%	(c)	03/26/37		1,700	1,288,600
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1	Aaa	5.680%	(c)	02/25/33		195	184,370
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2	Aaa	2.767%	(c)	02/25/33		145	115,805
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	Aa1	2.730%	(c)	04/25/33		74	67,189
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 1A1	Baa3	2.750%	(c)	01/25/34		15	11,108
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1	Baa3	2.957%	(c)	01/25/34		360	332,275
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	B2	2.803%	(c)	07/25/34		2,346	1,689,172
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1	B3	2.743%	(c)	11/25/34		6,001	4,730,179

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 22A1	Ba3	4.827%	(c)	01/25/35	$1,421	$1,154,381
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1	Ba2	2.710%	(c)	03/25/35	24,051	22,313,631
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2	Baa3	2.731%	(c)	03/25/35	1,499	1,413,082
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2	Ba3	2.400%	(c)	08/25/35	30,738	28,195,432
Bear Stearns Alt-A Trust, Series 2003-5, Class 2A1	A1	2.514%	(c)	12/25/33	3,093	2,714,130
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A1	Caa2	2.599%	(c)	05/25/35	2,702	1,970,757
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A2	Caa1	2.599%	(c)	05/25/35	1,957	1,523,370
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Caa3	2.772%	(c)	09/25/35	1,429	964,620
Bear Stearns Alt-A Trust, Series 2006-2, Class 23A1	Ca	2.799%	(c)	03/25/36	569	290,218
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1	A2	0.395%	(c)	02/25/34	3,055	2,228,199
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	Caa3	2.572%	(c)	01/26/36	5,314	3,161,875
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Caa3	4.719%	(c)	12/26/46	2,880	1,750,366
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2B	Ca	2.701%	(c)	08/25/35	6,086	2,893,521
Citigroup Mortgage Loan Trust, Inc., Series 2005-10, Class 1A2A	Caa3	2.775%	(c)	12/25/35	472	228,504
Countrywide Alternative Loan Trust, Series 2005-63, Class 3A1	Ca	5.590%	(c)	11/25/35	612	334,740
Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A2	C	0.505%	(c)	05/25/36	476	106,559
Countrywide Alternative Loan Trust, Series 2006-OA16, Class A3	C	0.485%	(c)	10/25/46	491	151,879
Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1	Caa3	0.411%	(c)	02/20/47	4,862	2,348,964
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	Caa3	0.415%	(c)	05/25/47	6,777	3,687,706
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-10, Class A2	Aaa	5.750%		05/25/33	21	21,231
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-22, Class A3	B3	3.033%	(c)	11/25/34	4,212	3,168,807
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB9, Class 1A1	Caa1	2.768%	(c)	02/20/35	7,305	5,645,741
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB6, Class 5A1	Caa2	5.096%	(c)	10/20/35	637	423,956
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A	Caa2	2.595%	(c)	02/20/36	724	536,890
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 2A2	Ca	0.575%	(c)	03/25/36	681	257,893
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 3A2	C	0.585%	(c)	02/25/36	402	117,452
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB3, Class 3A1B	Ca	5.354%	(c)	05/20/36	1,241	758,940
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-P1A, Class A, 144A	A1	0.804%	(c)	03/25/32	49	38,449
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B	Ca	6.300%		07/25/36	773	379,842

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR3, Class 2A2	C	0.550%	(c)	07/19/45		$462	$81,283
Fannie Mae REMICS, Series 1993-70, Class Z	Aaa	6.900%		05/25/23		45	50,830
Fannie Mae REMICS, Series 2001-29, Class Z	Aaa	6.500%		07/25/31		114	131,695
Fannie Mae REMICS, Series 2002-56, Class MC	Aaa	5.500%		09/25/17		75	79,851
Fannie Mae REMICS, Series 2003-21, Class M	Aaa	5.000%		02/25/17		70	69,744
Fannie Mae REMICS, Series 2003-25, Class KP	Aaa	5.000%		04/25/33		3,926	4,353,909
Fannie Mae REMICS, Series 2003-33, Class PU	Aaa	4.500%		05/25/33		124	136,652
Fannie Mae REMICS, Series 2005-75, Class FL	Aaa	0.685%	(c)	09/25/35		11,194	11,193,709
Fannie Mae REMICS, Series 2006-5, Class 3A2	Aaa	2.376%	(c)	05/25/35		302	313,613
Fannie Mae REMICS, Series 2006-118, Class A1	Aaa	0.295%	(c)	12/25/36		1,086	1,076,955
Fannie Mae REMICS, Series 2007-30, Class AF	Aaa	0.545%	(c)	04/25/37		5,822	5,794,753
Fannie Mae REMICS, Series 2007-73, Class A1	Aaa	0.295%	(c)	07/25/37		3,761	3,714,903
Fannie Mae Whole Loan, Series 2003-W1, Class 1A1	Aaa	6.322%	(c)	12/25/42		688	823,007
Fannie Mae Whole Loan, Series 2004-W2, Class 2A2	Aaa	7.000%		02/25/44		179	210,864
Fannie Mae Whole Loan, Series 2004-W2, Class 5A	Aaa	7.500%		03/25/44		158	185,612
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	Aaa	1.652%	(c)	07/25/44		1,514	1,538,580
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	Aaa	1.451%	(c)	10/25/44		1,015	1,042,933
FHLMC Structured Pass-Through Securities, Series T-63, Class 1A1	Aaa	1.452%	(c)	02/25/45		250	239,857
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	Aaa	0.275%	(c)	12/25/36		6,602	6,563,267
First Horizon Alternative Mortgage Securities, Series 2005-AA7, Class 2A1	Caa2	2.245%	(c)	09/25/35		126	83,001
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 2A1	B-(d)	2.746%	(c)	08/25/35		1,358	1,076,723
Freddie Mac REMICS, Series 2064, Class ZA	Aaa	6.500%		05/15/28		984	1,139,436
Freddie Mac REMICS, Series 2145, Class MZ	Aaa	6.500%		04/15/29		3,239	3,662,285
Freddie Mac REMICS, Series 2378, Class PE	Aaa	5.500%		11/15/16		140	149,577
Freddie Mac REMICS, Series 2662, Class DG	Aaa	5.000%		10/15/22		1,300	1,396,717
Freddie Mac REMICS, Series 2694, Class QH	Aaa	4.500%		03/15/32		1,265	1,363,068
Freddie Mac REMICS, Series 2721, Class PE	Aaa	5.000%		01/15/23		525	570,869
Freddie Mac REMICS, Series 2734, Class PG	Aaa	5.000%		07/15/32		909	969,897
Freddie Mac REMICS, Series 2737, Class YD	Aaa	5.000%		08/15/32		600	640,701
Freddie Mac REMICS, Series 2764, Class LZ	Aaa	4.500%		03/15/34		12,045	13,134,479
Freddie Mac REMICS, Series 3149, Class LF	Aaa	0.529%	(c)	05/15/36		2,532	2,526,796
Freddie Mac REMICS, Series 3335, Class BF	Aaa	0.379%	(c)	07/15/19		3,326	3,316,640
Freddie Mac REMICS, Series 3335, Class FT	Aaa	0.379%	(c)	08/15/19		8,055	8,032,568
Freddie Mac REMICS, Series 3346, Class FA	Aaa	0.459%	(c)	02/15/19		829	830,610
Freddie Mac REMICS, Series 3838, Class GZ	Aaa	4.000%		04/15/41		32,213	32,610,744
Freddie Mac REMICs, Series 3898, Class NF	Aaa	0.799%	(c)	07/15/41		124,154	124,663,091
Government National Mortgage Assoc., Series 2000-14, Class F	Aaa	0.879%	(c)	02/16/30		10	9,973
Granite Master Issuer PLC (United Kingdom), Series 2005-1, Class A4	Aaa	0.431%	(c)	12/20/54		3,673	3,461,606
Granite Master Issuer PLC (United Kingdom), Series 2005-4, Class A5	Aaa	1.546%	(c)	12/20/54	EUR	4,390	5,572,886
Granite Master Issuer PLC (United Kingdom), Series 2007-1, Class 3A2	Aaa	1.446%	(c)	12/20/54	EUR	6,750	8,568,398
Granite Master Issuer PLC (United Kingdom), Series 2007-2, Class 3A2	Aaa	1.440%	(c)	12/17/54	EUR	4,239	5,380,954
Granite Mortgages PLC (United Kingdom), Series 2003-3, Class 2A	Aaa	1.988%	(c)	01/20/44	EUR	688	878,387

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Granite Mortgages PLC (United Kingdom), Series 2003-3, Class 3A	Aaa	1.210%	(c)	01/20/44	GBP	1,067	$1,584,963
Granite Mortgages PLC (United Kingdom), Series 2004-1, Class 3A	Aaa	1.245%	(c)	03/20/44	GBP	687	1,017,836
Granite Mortgages PLC (United Kingdom), Series 2004-3, Class 2A2	Aaa	1.815%	(c)	09/20/44	EUR	690	879,458
Granite Mortgages PLC (United Kingdom), Series 2004-3, Class 3A2	Aaa	1.305%	(c)	09/20/44	GBP	5,318	7,887,115
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 4A2	C	0.505%	(c)	04/25/36		$613	88,884
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A	B3	0.315%	(c)	10/25/46		884	815,282
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A1A	B3	0.315%	(c)	01/25/47		564	531,729
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	B(d)	2.810%	(c)	10/25/33		2,579	2,070,676
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	B1	2.428%	(c)	06/25/34		1,542	1,247,435
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	AAA(d)	2.738%	(c)	09/25/35		3,013	2,764,058
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1	B-(d)	5.151%	(c)	11/25/35		4,167	3,793,766
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3	Caa1	6.000%		03/25/37		4,807	4,365,032
Harborview Mortgage Loan Trust, Series 2005-2, Class 2A1A	Caa3	0.450%	(c)	05/19/35		686	420,693
Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1	Caa3	2.769%	(c)	07/19/35		3,762	2,524,570
Harborview Mortgage Loan Trust, Series 2006-7, Class 2A1B	C	0.480%	(c)	09/19/46		570	101,407
Holmes Master Issuer PLC (United Kingdom), Series 2011-1X, Class A3	Aaa	2.955%	(c)	10/15/54	EUR	7,700	10,295,194
Homebanc Mortgage Trust, Series 2006-2, Class A1	Caa2	0.415%	(c)	12/25/36		621	400,977
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1	BB(d)	1.755%	(c)	01/25/32		3	2,351
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A2	BB(d)	1.821%	(c)	01/25/32		19	14,930
Indymac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A	Caa1	2.662%	(c)	12/25/34		1,436	992,086
Indymac Index Mortgage Loan Trust, Series 2005-AR7, Class 4A1	Caa2	5.194%	(c)	06/25/35		513	355,093
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2	Caa2	4.933%	(c)	09/25/35		519	396,715
JPMorgan Mortgage Trust, Series 2004-A1, Class 1A1	Baa1	4.723%	(c)	02/25/34		1,332	1,292,610
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1	Ba1	5.018%	(c)	02/25/35		869	825,604
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A2	CCC(d)	5.750%		01/25/36		4,983	4,680,759
JPMorgan Mortgage Trust, Series 2007-A1, Class 2A1	B3	2.863%	(c)	07/25/35		4,690	3,969,813
MASTR Asset Securitization Trust, Series 2003-7, Class 1A2	AAA(d)	5.500%		09/25/33		892	923,947
MASTR Reperforming Loan Trust, Series 2006-1, Class 1A4, 144A	B3	8.000%		07/25/35		966	998,546
Merrill Lynch Alternative Note Asset, Series 2007-A2, Class A3C	Ca	0.535%	(c)	03/25/37		765	266,742

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-1, Class 2A1	CCC(d)	5.334%	(c)	04/25/37	$1,219	$824,928
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A	A2	2.235%	(c)	05/25/33	2,792	2,551,845
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	B2	0.445%	(c)	02/25/36	3,554	2,357,052
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2	Baa2	2.098%	(c)	12/25/34	383	360,465
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	A1	1.222%	(c)	10/25/35	549	443,774
MLCC Mortgage Investors, Inc., Series 2005-3, Class 5A	A2	0.485%	(c)	11/25/35	2,803	2,095,624
Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5	Caa2	4.976%	(c)	05/25/35	6,508	5,538,852
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A4	Aa3	6.138%	(c)	03/25/47	592	472,887
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A6	Aa3	5.820%	(c)	03/25/47	586	465,038
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B	Ba1	0.495%	(c)	07/25/35	283	257,623
Prime Mortgage Trust, Series 2004-CL1, Class 1A2	AAA(d)	0.635%	(c)	02/25/34	405	375,748
Prime Mortgage Trust, Series 2004-CL1, Class 2A2	AAA(d)	0.635%	(c)	02/25/19	43	41,781
Residential Accredit Loans, Inc., Series 2007-QH4, Class A2	C	0.465%	(c)	05/25/37	907	206,069
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1	BB(d)	6.500%		03/25/32	113	116,669
Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A21	Caa3	3.033%	(c)	09/25/35	5,461	3,465,046
Rothschild, (L.F.) Mortgage Trust, Series 2, Class Z	NR	9.950%		08/01/17	24	27,273
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	B2	2.540%	(c)	01/25/35	5,628	4,332,303
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 3A1	Caa2	2.540%	(c)	08/25/35	947	692,315
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 8A1	CCC(d)	5.803%	(c)	02/25/36	506	331,092
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 1A2	C	0.495%	(c)	05/25/46	490	101,498
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 2A2	C	0.495%	(c)	05/25/46	569	59,069
Structured Asset Mortgage Investments, Inc., Series 2006-AR7, Class A1BG	Caa3	0.355%	(c)	08/25/36	3,836	2,133,854
Structured Asset Securities Corp., Series 2002-1A, Class 4A	BB(d)	2.661%	(c)	02/25/32	56	52,160
Structured Asset Securities Corp., Series 2003-40A, Class 3A2	Ba3	2.467%	(c)	01/25/34	633	529,970
Structured Asset Securities Corp., Series 2006-11, Class A1, 144A	B-(d)	2.655%	(c)	10/25/35	1,737	1,375,688
Thornburg Mortgage Securities Trust, Series 2003-2, Class A1	Aa1	0.915%	(c)	04/25/43	213	186,414
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	B1	5.403%	(c)	10/25/46	23,598	22,640,043
Thornburg Mortgage Securities Trust, Series 2006-6, Class A1	B2	0.345%	(c)	11/25/46	2,077	2,066,341

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A, IO	Ca	1.212%	(c)	05/25/46	$2,953	$1,478,056
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR2, Class A	Aa3	2.600%	(c)	02/27/34	592	557,528
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A	B3	1.442%	(c)	11/25/42	313	255,299
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	A2	2.553%	(c)	09/25/33	354	336,945
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR13, Class A1B2(original cost $1,083,193; purchased 05/21/08)(f)	B3	0.740%	(c)	11/25/34(g)	1,126	721,346
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A	A1	6.000%		06/25/34	294	312,787
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	Ba2	0.525%	(c)	10/25/45	2,632	2,021,207
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1B2	Ca	0.645%	(c)	11/25/45	677	399,637
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1B2	Caa3	0.645%	(c)	12/25/45	623	378,628
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class: 1a1	CC(d)	5.837%	(c)	09/25/36	699	505,196
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR16, Class 1A1	CCC(d)	5.239%	(c)	12/25/36	200	136,941
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A	Caa3	1.062%	(c)	12/25/46	1,354	785,310
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A1A	Caa2	1.052%	(c)	12/25/46	1,875	1,226,609
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 2A	Caa2	2.850%	(c)	12/25/46	564	399,483
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR18, Class 1A1	CCC(d)	4.908%	(c)	01/25/37	870	614,798
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 1A1	CCC(d)	5.186%	(c)	04/25/37	2,596	1,757,109
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	Aa1	2.262%	(c)	02/25/33	11	9,267
Washington Mutual MSC Mortgage Pass-Through Certifiicates, Series 2004-RA4, Class 2A	A(d)	6.500%		08/25/34	1,321	1,361,174
Wells Fargo Mortgage Backed Securities Trust, Series 2003-17, Class 1A12	AAA(d)	5.250%		01/25/34	48,113	50,141,548
Wells Fargo Mortgage Backed Securities Trust, Series 2004-AA, Class A1	Baa1	4.930%	(c)	12/25/34	2,788	2,531,463
Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1	Ba1	4.795%	(c)	01/25/35	3,765	3,473,926
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1	CCC(d)	2.731%	(c)	03/25/36	2,994	2,457,018

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $603,566,950)						572,295,142

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.2%
Federal Home Loan Mortgage Corp., Notes		2.000%		08/25/16	38,200	39,548,002
Federal Home Loan Mortgage Corp., Notes		2.500%		05/27/16	42,700	45,216,311
Federal Home Loan Mortgage Corp., Notes		4.875%		06/13/18	36,300	43,411,969
Federal National Mortgage Assoc., Notes		1.625%		10/26/15	17,200	17,638,462
Federal National Mortgage Assoc., Notes		2.000%		02/18/15	18,200	18,931,585

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc., Notes	2.000%		09/21/15	$51,100	$52,833,568
Federal National Mortgage Assoc., Notes	2.250%		03/15/16(k)	161,600	169,570,435
Federal National Mortgage Assoc., Notes	4.375%		10/15/15	27,400	31,077,354
Resolution Funding Corp., Bonds, PO	1.870%	(s)	10/15/19	7,600	6,490,468
Small Business Administration, Gov’t. Gtd. Notes	4.875%		09/10/13	4,178	4,374,481
Small Business Administration Participation Certificates, Series 2003-20I, Class 1	5.130%		09/01/23	733	801,791
Small Business Administration Participation Certificates, Series 2004-20F, Class 1	5.520%		06/01/24	5,075	5,614,937
Small Business Administration Participation Certificates, Series 2007-20K, Class 1	5.510%		11/01/27	15,302	16,998,499
Small Business Administration Participation Certificates, Series 2009-20E, Class 1	4.430%		05/01/29	18,534	20,180,314

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $462,227,683)					472,688,176

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 52.9%
Federal Home Loan Mortgage Corp.	4.500%		04/01/38-05/01/39	6,205	6,580,876
Federal Home Loan Mortgage Corp.	4.500%		TBA	96,000	101,534,995
Federal Home Loan Mortgage Corp.	4.802%	(c)	11/01/35	1,060	1,134,985
Federal Home Loan Mortgage Corp.	5.500%		05/01/23-01/01/40	91,722	99,455,358
Federal Home Loan Mortgage Corp.	6.000%		02/01/16-07/01/40	72,342	79,462,839
Federal Home Loan Mortgage Corp.	6.000%		TBA	39,000	42,723,283
Federal National Mortgage Assoc.	1.452%	(c)	06/01/43	1,968	1,975,365
Federal National Mortgage Assoc.	2.179%	(c)	08/01/35	2,022	2,096,307
Federal National Mortgage Assoc.	2.300%	(c)	06/01/35	307	323,302
Federal National Mortgage Assoc.	2.450%	(c)	01/01/24	1	1,196
Federal National Mortgage Assoc.	2.550%	(c)	07/01/37	192	193,895
Federal National Mortgage Assoc.	3.365%	(c)	08/01/29	80	81,182
Federal National Mortgage Assoc.	3.500%		02/01/41	103	105,697
Federal National Mortgage Assoc.	3.670%	(c)	05/01/36	5,145	5,191,954
Federal National Mortgage Assoc.	3.996%	(c)	05/01/36	42	44,649
Federal National Mortgage Assoc.	4.000%		10/01/13-02/01/41	219,218	231,133,406
Federal National Mortgage Assoc.	4.000%		TBA	144,400	151,349,250
Federal National Mortgage Assoc.	4.124%	(c)	11/01/35	1,652	1,703,974
Federal National Mortgage Assoc.	4.500%		05/01/13-08/01/41	544,923	579,044,862
Federal National Mortgage Assoc.	4.500%		TBA	2,171,900	2,303,910,688
Federal National Mortgage Assoc.	4.500%		TBA	357,000	377,750,607
Federal National Mortgage Assoc.	4.500%		TBA	39,000	41,492,342
Federal National Mortgage Assoc.	4.528%	(c)	01/01/28	66	67,517
Federal National Mortgage Assoc.	4.542%	(c)	12/01/36	1,048	1,099,801
Federal National Mortgage Assoc.	5.000%		02/01/34-03/01/35	24,083	25,998,905
Federal National Mortgage Assoc.	5.000%		TBA	245,000	263,528,125
Federal National Mortgage Assoc.	5.375%	(c)	01/01/36	1,034	1,113,010
Federal National Mortgage Assoc.	5.500%		01/01/14-07/01/40	94,883	103,314,634
Federal National Mortgage Assoc.	5.500%		TBA	59,700	64,783,825
Federal National Mortgage Assoc.	6.000%		02/01/17-02/01/40	320,810	352,516,917
Federal National Mortgage Assoc.	6.000%		TBA	4,500	4,935,938
Federal National Mortgage Assoc.	6.500%		09/01/16	136	148,428
Federal National Mortgage Assoc., Mult-Family Structure	3.330%		11/21/21	1,700	1,704,094
Government National Mortgage Assoc.	1.750%	(c)	01/20/32-02/20/32	1,204	1,241,754
Government National Mortgage Assoc.	2.125%	(c)	10/20/23-11/20/29	1,245	1,290,599
Government National Mortgage Assoc.	2.375%	(c)	03/20/17-05/20/30	1,139	1,179,892
Government National Mortgage Assoc.	2.625%	(c)	08/20/23-07/20/30	853	885,263
Government National Mortgage Assoc.	6.000%		05/15/37	75	84,733

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Interest Rate	Maturity Date		Principal Amount (000)#		Value
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Continued)
Government National Mortgage Assoc.	7.000%	02/15/24		$8		$9,170

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $4,813,627,403)						4,851,193,617

U.S. TREASURY OBLIGATIONS — 22.7%
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.750%	01/15/28		4,700		5,872,064
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.000%	01/15/26	(h)(k)	11,000		14,874,985
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.375%	01/15/25		9,750		14,435,979
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.375%	01/15/27	(h)	41,400		57,998,319
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.500%	01/15/29	(h)(k)	69,900		94,438,341
U.S. Treasury Inflationary Indexed Bonds, TIPS	3.625%	04/15/28		16,500		33,151,910
U.S. Treasury Inflationary Indexed Bonds, TIPS	3.875%	04/15/29		2,300		4,756,250
U.S. Treasury Notes	0.125%	09/30/13		167,600		167,167,592
U.S. Treasury Notes	1.375%	09/30/18		125,000		124,394,500
U.S. Treasury Notes	1.500%	07/31/16	(h)	581,900		597,541,472
U.S. Treasury Notes	1.500%	08/31/18		1,000		1,004,844
U.S. Treasury Notes	2.250%	07/31/18		700		738,718
U.S. Treasury Notes	2.625%	08/15/20-11/15/20		237,000		253,654,877
U.S. Treasury Notes	3.375%	11/15/19		8,800		9,979,746
U.S. Treasury Notes	3.500%	05/15/20		47,700		54,627,471
U.S. Treasury Notes	3.625%	02/15/21	(h)(k)	523,800		605,111,569
U.S. Treasury Notes	3.625%	02/15/20	(h)	37,800		43,635,375

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,056,622,276)						2,083,384,012

				Shares
COMMON STOCKS

Automobile Manufacturers
General Motors Co.				68,000		25,840

Insurance
American International Group, Inc.*				0	(b)	4

TOTAL COMMON STOCKS (cost $17)						25,844

PREFERRED STOCK — 0.5%

Diversified Financial Services
GMAC Capital Trust I, Series 2, 8.125% (cost $62,700,000)				2,508,000		45,771,000

TOTAL LONG-TERM INVESTMENTS (cost $12,895,528,825)						12,884,739,749

				Principal Amount (000)#
SHORT-TERM INVESTMENTS — 4.5%

COMMERCIAL PAPER(n) — 2.5%
Erste Abwicklungsa	0.330%	11/10/11		$15,600		15,595,968
Erste Abwicklungsa	0.370%	01/17/12		6,100		6,094,108
Kells Fund LLC	0.240%	11/07/11		74,300		74,280,761
Kells Fund LLC	0.250%	11/17/11		4,100		4,098,686
Kells Fund LLC	0.260%	10/05/11		23,000		22,999,704
Kells Fund LLC	0.260%	12/01/11		25,000		24,989,882
Kells Fund LLC	0.270%	10/04/11		13,900		13,899,914
Kells Fund LLC	0.310%	01/26/12		62,500		62,430,962

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER(n) (Continued)
Vodafone Group PLC	0.830%	01/13/12	$1,800	$1,797,664

TOTAL COMMERCIAL PAPER (cost $226,192,088)				226,187,649

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 1.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $87,556,861)(w)			87,556,861	87,556,861

			Principal Amount (000)#
CERTIFICATES OF DEPOSIT(n) — 0.9%
Itau Unibanco	1.434%	12/05/11	$9,200	9,179,973
Itau Unibanco	1.750%	01/17/12	31,100	30,978,066
Kells Fund LLC	0.200%	10/19/11	44,900	44,895,152

TOTAL CERTIFICATES OF DEPOSIT (cost $85,015,437)				85,053,191

U.S. TREASURY OBLIGATIONS(n) — 0.1%
U.S. Treasury Bills	0.025%	11/25/11(h)	1,210	1,209,973
U.S. Treasury Bills	0.030%	03/22/12(h)	2,420	2,419,426
U.S. Treasury Bills	0.035%	03/29/12(h)	1,050	1,049,714
U.S. Treasury Bills	0.040%	02/23/12(h)	340	339,960
U.S. Treasury Bills	0.040%	03/01/12(h)	1,010	1,009,811
U.S. Treasury Bills	0.040%	10/27/11(h)	1,080	1,079,989
U.S. Treasury Bills	0.050%	03/15/12	1,060	1,059,758
U.S. Treasury Bills	0.110%	02/02/12(h)	1,940	1,939,790
U.S. Treasury Bills	0.260%	03/08/12(h)	10	9,998
U.S. Treasury Bills	0.298%	02/09/12(h)	340	339,957

TOTAL U.S. TREASURY OBLIGATIONS (cost $10,459,337)				10,458,376

	Counterparty		Notional Amount (000)#
OPTION PURCHASED*

Call Options
Interest Rate Swap Options,
Pay a fixed rate of 1.25% and receive a floating rate based on 3-month LIBOR, expiring 04/30/12 (cost $586,018)	Royal Bank of Scotland		148,500	1,024,687

TOTAL SHORT-TERM INVESTMENTS (cost $409,809,741)				410,280,764

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 145.0% (cost $13,305,338,566)				13,295,020,513

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* — (0.2)%

Call Options — (0.1)%
5 Year CDX North America IG 16,
expiring 12/21/11, Strike Price $0.80	Morgan Stanley	$75,200	$(2,040,138)
	Credit Suisse First Boston
expiring 12/21/11, Strike Price $0.82	Corp.	33,800	(13,769)
expiring 12/21/11, Strike Price $0.82	Deutsche Bank	32,200	(847,683)
expiring 12/21/11, Strike Price $0.85	Bank of America	75,500	(39,413)
expiring 12/21/11, Strike Price $0.85	BNP Paribas	128,000	(66,819)
	Credit Suisse First Boston
expiring 12/21/11, Strike Price $0.85	Corp.	65,500	(34,192)
expiring 12/21/11, Strike Price $0.85	Morgan Stanley	12,000	(6,264)
expiring 12/21/11, Strike Price $0.85	UBS Securities	14,800	(7,726)
expiring 12/21/11, Strike Price $1.00	Morgan Stanley	29,300	(42,424)
Option on forward 1 year swap rate,
expiring 10/11/11, Strike Price $ — (q)	Morgan Stanley	286,200	(2,907,103)
expiring 11/14/11, Strike Price $ — (q)	Morgan Stanley	155,700	(1,619,373)

			(7,624,904)

Put Options — (0.1)%
90 Day Euro Dollar Futures,
expiring 03/19/12, Strike Price $99.00		1,352,000	(287,300)
5 Year CDX North America IG 16,
expiring 12/21/11, Strike Price $1.20	Bank of America	23,200	(324,160)
expiring 12/21/11, Strike Price $1.20	BNP Paribas	31,100	(434,542)
expiring 12/21/11, Strike Price $1.20	UBS Securities	7,700	(107,588)
expiring 12/21/11, Strike Price $1.50	Morgan Stanley	29,300	(242,714)
expiring 12/21/11, Strike Price $1.80	Bank of America	46,200	(237,360)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 03/10/20, Strike Price $215.95	Deutsche Bank	6,000	(33,068)
expiring 03/12/20, Strike Price $215.95	Citigroup Global Markets	16,800	(56,617)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets	40,100	(142,191)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets	18,200	(72,047)
expiring 10/13/20, Strike Price $218.01	Deutsche Bank	18,700	(109,665)
Interest Rate Swap Options,
Receive a fixed rate of 1.80% and pay a floating rate based on 3-month LIBOR, expiring 10/11/11	Credit Suisse First Boston Corp.	114,400	(118)
Receive a fixed rate of 3.75% and pay a floating rate based on 3-month LIBOR, expiring 10/11/11	Morgan Stanley	2,800	—
Receive a fixed rate of 4.25% and pay a floating rate based on 3-month LIBOR, expiring 10/11/11	Morgan Stanley	235,500	(24)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 04/30/12	Royal Bank of Scotland	297,000	(55,141)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	170,000	(100,795)
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	124,400	(73,758)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	138,400	(64,553)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Citigroup Global Markets	112,200	(52,332)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	81,700	(38,107)
Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Royal Bank of Scotland	209,600	(97,762)
Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	41,600	(412)
Receive a fixed rate of 3.25% and pay a floating rate based on 3-month LIBOR, expiring 07/16/12	Citigroup Global Markets	72,200	(118,272)

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Counterparty	Notional Amount (000)#	Value

OPTIONS WRITTEN* (Continued)

Put Options (cont’d)
Receive a fixed rate of 3.25% and pay a floating rate based on 3-month LIBOR, expiring 07/16/12	Royal Bank of Scotland	$24,100	$(39,478)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, expiring 08/13/12	Deutsche Bank	130,100	(1,805,098)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, expiring 08/13/12	Royal Bank of Scotland	174,300	(2,418,360)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Citigroup Global Markets	23,800	(16,321)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Morgan Stanley	150,500	(103,208)
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Royal Bank of Scotland	489,800	(335,890)
Receive a fixed rate of 1.75% and pay a floating rate based on 3-month LIBOR, expiring 11/19/12	Royal Bank of Scotland	164,300	(95,769)
Receive a fixed rate of 1.20% and pay a floating rate based on 3-month LIBOR, expiring 07/11/13	Deutsche Bank	104,900	(806,496)
Receive a fixed rate of 1.75% and pay a floating rate based on 3-month LIBOR, expiring 07/11/13	Deutsche Bank	786,300	(1,304,495)

			(9,573,641)

TOTAL OPTIONS WRITTEN (premiums received $35,109,671)			(17,198,545)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 144.8% (cost $13,270,228,895)			13,277,821,968
Liabilities in excess of other assets(x) — (44.8)%.			(4,106,085,997)

NET ASSETS — 100.0%			$9,171,735,971

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securiites Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A are deemed to be liquid.
CLO	Collateralized Loan Obligations
Euribor	Euro Interbank Offered Rate
FHLMC	Federated Home Loan Mortgage Corporation
FSA	Financial Security Assurance
FSB	Federal Savings Bank
IO	Interest Only
LIBOR	London Interbank Offered Rate
MBIA	Municipal Bond Investors Assurance Company
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
PO	Principal Only
REMICS	Real Estate Mortgage Investment Conduit
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

*	Non-income producing security.
†	The ratings reflected are as of September 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(b)	Partial share.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2011.
(d)	Standard & Poor’s rating.
(e)	Represents all or partial amount utilized in the Municipal Tender Uptown Fund transaction. The aggregated principal amount of the inverse floaters and the floating rate notes (included in liabilities) are $1,750,000 and $1,750,000 respectively.
(f)	Private Placement restricted as to resale and does not have a readily available market.The aggregate original cost of such securities is $16,247,401. The aggregate value of $14,632,666 is approximately 0.2% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(q)	Exercise price and final cost determined on a future date, based upon the implied volatility.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at September 30, 2011.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized Appreciation (Depreciation)
Long Positions:
674	90 Day Euro Dollar	Dec. 2011	$167,630,388	$167,606,950	$(23,438)
10,401	90 Day Euro Dollar	Mar. 2012	2,577,592,787	2,584,908,525	7,315,738
15,007	90 Day Euro Dollar	Jun. 2012	3,716,344,175	3,729,614,675	13,270,500
3,089	90 Day Euro Dollar	Dec. 2012	765,768,112	767,732,338	1,964,226
7,533	90 Day Euro Dollar	Mar. 2013	1,865,382,938	1,871,950,500	6,567,562
9,059	90 Day Euro Dollar	Jun. 2013	2,237,993,813	2,249,576,175	11,582,362
3,113	90 Day Euro Dollar	Sep. 2013	767,948,275	772,179,650	4,231,375
962	90 Day Euro Dollar	Dec. 2013	236,082,175	238,227,275	2,145,100
860	90 Day Euro Dollar	Mar. 2014	210,365,675	212,624,250	2,258,575
168	90 Day Euro Dollar	Jun. 2014	40,976,600	41,460,300	483,700
279	90 Day Euro Dollar (NYL)	Dec. 2012	69,090,862	69,341,962	251,100
1,184	90 Day Euro Dollar (NYL)	Mar. 2013	294,623,600	294,224,000	(399,600)
1,767	10 Year U.S. Treasury Notes	Dec. 2011	228,945,562	229,875,656	930,094

					$50,577,294

Forward foreign currency exchange contracts outstanding at September 30, 2011:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 11/03/11	Hong Kong & Shanghai Bank	BRL	269,752	$ 164,985,859	$142,253,430	$(22,732,429)
Canadian Dollar,
Expiring 10/03/11	Citigroup Global Markets	CAD	88,412	85,794,163	84,364,246	(1,429,917)
Expiring 11/17/11	Citigroup Global Markets	CAD	333	336,117	317,412	(18,705)
Chinese Yuan,
Expiring 11/15/11	Barclays Capital Group	CNY	12,019	1,849,646	1,883,120	33,474
Expiring 11/15/11	Barclays Capital Group	CNY	3,781	588,483	592,402	3,919
Expiring 11/15/11	JPMorgan Chase	CNY	9,290	1,446,365	1,455,545	9,180
Expiring 11/15/11	JPMorgan Chase	CNY	1,487	231,116	232,981	1,865
Expiring 11/15/11	Royal Bank of Canada	CNY	10,725	1,657,415	1,680,399	22,984
Expiring 02/13/12	Barclays Capital Group	CNY	3,316	518,579	520,567	1,988
Expiring 02/13/12	Citigroup Global Markets	CNY	79,600	12,349,318	12,497,666	148,348

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2011 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan (cont’d.),
Expiring 02/13/12	Citigroup Global Markets	CNY	58,700	$9,100,070	$9,216,244	$116,174
Expiring 02/13/12	Hong Kong & Shanghai Bank	CNY	231,148	35,798,103	36,291,643	493,540
Expiring 02/13/12	Hong Kong & Shanghai Bank	CNY	8,354	1,300,000	1,311,595	11,595
Expiring 02/13/12	Hong Kong & Shanghai Bank	CNY	3,856	600,000	605,446	5,446
Expiring 06/01/12	Barclays Capital Group	CNY	46,647	7,300,000	7,346,660	46,660
Expiring 06/01/12	Citigroup Global Markets	CNY	22,366	3,500,000	3,522,482	22,482
Expiring 06/01/12	Citigroup Global Markets	CNY	14,730	2,300,000	2,319,954	19,954
Expiring 06/01/12	Hong Kong & Shanghai Bank	CNY	41,470	6,500,000	6,531,310	31,310
Expiring 06/01/12	Hong Kong & Shanghai Bank	CNY	23,630	3,700,000	3,721,610	21,610
Expiring 06/01/12	Hong Kong & Shanghai Bank	CNY	21,113	3,300,000	3,325,251	25,251
Expiring 06/01/12	Hong Kong & Shanghai Bank	CNY	15,343	2,400,000	2,416,474	16,474
Expiring 06/01/12	Hong Kong & Shanghai Bank	CNY	15,342	2,400,000	2,416,285	16,285
Expiring 06/01/12	Hong Kong & Shanghai Bank	CNY	15,306	2,400,000	2,410,616	10,616
Expiring 06/01/12	Hong Kong & Shanghai Bank	CNY	11,510	1,800,000	1,812,781	12,781
Expiring 06/01/12	Hong Kong & Shanghai Bank	CNY	10,866	1,700,000	1,711,268	11,268
Expiring 06/01/12	Hong Kong & Shanghai Bank	CNY	10,864	1,700,000	1,711,000	11,000
Expiring 06/01/12	Hong Kong & Shanghai Bank	CNY	10,214	1,600,000	1,608,589	8,589
Expiring 06/01/12	JPMorgan Chase	CNY	209,444	32,700,000	32,986,265	286,265
Expiring 06/01/12	JPMorgan Chase	CNY	21,818	3,400,000	3,436,190	36,190
Expiring 06/01/12	JPMorgan Chase	CNY	17,881	2,800,000	2,816,133	16,133
Expiring 06/01/12	JPMorgan Chase	CNY	17,864	2,800,000	2,813,487	13,487
Expiring 06/01/12	JPMorgan Chase	CNY	17,275	2,700,000	2,720,660	20,660
Expiring 06/01/12	JPMorgan Chase	CNY	15,401	2,400,000	2,425,546	25,546
Expiring 06/01/12	JPMorgan Chase	CNY	15,310	2,400,000	2,411,183	11,183
Expiring 06/01/12	JPMorgan Chase	CNY	8,984	1,400,000	1,414,902	14,902
Expiring 06/01/12	Morgan Stanley	CNY	17,198	2,700,000	2,708,541	8,541
Expiring 06/01/12	Morgan Stanley	CNY	7,665	1,200,000	1,207,198	7,198
Expiring 06/01/12	Royal Bank of Canada	CNY	14,745	2,300,000	2,322,308	22,308
Expiring 02/01/13	Citigroup Global Markets	CNY	6,313	1,000,000	991,235	(8,765)
Expiring 02/01/13	Goldman Sachs & Co.	CNY	3,155	500,000	495,382	(4,618)
Euro,
Expiring 10/19/11	Barclays Capital Group	EUR	16,733	24,125,890	22,414,742	(1,711,148)
Expiring 10/19/11	Citigroup Global Markets	EUR	7,099	9,783,934	9,509,488	(274,446)
Expiring 10/19/11	Citigroup Global Markets	EUR	3,122	4,496,034	4,182,085	(313,949)
Expiring 10/19/11	Citigroup Global Markets	EUR	2,379	3,265,628	3,186,797	(78,831)
Expiring 10/19/11	Citigroup Global Markets	EUR	1,228	1,657,364	1,644,971	(12,393)
Expiring 10/19/11	Credit Suisse First Boston Corp.	EUR	13,321	18,804,723	17,844,188	(960,535)
Expiring 10/19/11	Deutsche Bank	EUR	30,676	44,275,744	41,092,132	(3,183,612)
Expiring 10/19/11	JPMorgan Chase	EUR	759	1,083,586	1,016,720	(66,866)
Expiring 10/19/11	Royal Bank of Canada	EUR	33,870	48,157,551	45,370,665	(2,786,886)
Expiring 10/19/11	Royal Bank of Canada	EUR	5,484	7,866,085	7,346,109	(519,976)
Expiring 10/19/11	Royal Bank of Canada	EUR	3,600	5,163,732	4,822,391	(341,341)
Indian Rupee,
Expiring 07/12/12	JPMorgan Chase	INR	1,982,790	42,658,993	39,587,736	(3,071,257)
Indonesia Rupiah,
Expiring 10/31/11	Deutsche Bank	IDR	36,978,000	3,986,846	4,194,570	207,724
Expiring 10/31/11	Royal Bank of Canada	IDR	78,063,500	8,410,203	8,855,071	444,868
Expiring 01/31/12	Citigroup Global Markets	IDR	120,869,460	13,321,885	13,581,474	259,589
Expiring 07/02/12	Hong Kong & Shanghai Bank	IDR	240,895,295	26,662,457	26,513,773	(148,684)
Malaysian Ringgit,
Expiring 04/23/12	JPMorgan Chase	MYR	47,498	15,660,508	14,794,755	(865,753)
Mexican Peso,
Expiring 11/18/11	Citigroup Global Markets	MXN	1,617,409	136,784,550	116,053,710	(20,730,840)
Expiring 11/18/11	Deutsche Bank	MXN	5,897	501,463	423,141	(78,322)
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	31,034	2,600,000	2,226,749	(373,251)
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	10,750	900,000	771,379	(128,621)
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	9,542	800,000	684,694	(115,306)
Expiring 11/18/11	Morgan Stanley	MXN	10,751	900,000	771,444	(128,556)
Expiring 11/18/11	Morgan Stanley	MXN	10,747	900,000	771,153	(128,847)

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2011 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso (cont’d.),
Expiring 11/18/11	UBS Securities	MXN	10,737	$900,000	$770,443	$(129,557)
Expiring 11/18/11	UBS Securities	MXN	9,554	800,000	685,527	(114,473)
New Taiwanese Dollar,
Expiring 01/11/12	Barclays Capital Group	TWD	132,597	4,626,541	4,364,977	(261,564)
Philippine Peso,
Expiring 11/15/11	Barclays Capital Group	PHP	50,200	1,131,650	1,145,186	13,536
Expiring 11/15/11	Barclays Capital Group	PHP	21,300	479,190	485,906	6,716
Expiring 11/15/11	Barclays Capital Group	PHP	21,200	480,726	483,625	2,899
Expiring 11/15/11	Barclays Capital Group	PHP	21,200	478,663	483,624	4,961
Expiring 11/15/11	Barclays Capital Group	PHP	16,477	367,954	375,881	7,927
Expiring 11/15/11	Citigroup Global Markets	PHP	70,224	1,600,000	1,601,983	1,983
Expiring 11/15/11	Citigroup Global Markets	PHP	61,894	1,400,000	1,411,955	11,955
Expiring 11/15/11	Citigroup Global Markets	PHP	54,375	1,250,000	1,240,428	(9,572)
Expiring 11/15/11	Citigroup Global Markets	PHP	53,460	1,200,000	1,219,555	19,555
Expiring 11/15/11	Citigroup Global Markets	PHP	47,734	1,100,000	1,088,942	(11,058)
Expiring 11/15/11	Citigroup Global Markets	PHP	47,410	1,100,000	1,081,539	(18,461)
Expiring 11/15/11	Citigroup Global Markets	PHP	41,600	938,416	948,998	10,582
Expiring 11/15/11	Deutsche Bank	PHP	55,062	1,250,000	1,256,112	6,112
Expiring 11/15/11	Goldman Sachs & Co.	PHP	92,232	2,100,000	2,104,040	4,040
Expiring 11/15/11	JPMorgan Chase	PHP	92,610	2,100,000	2,112,663	12,663
Expiring 11/15/11	JPMorgan Chase	PHP	53,244	1,200,000	1,214,627	14,627
Expiring 11/15/11	JPMorgan Chase	PHP	47,410	1,100,000	1,081,539	(18,461)
Expiring 03/15/12	Citigroup Global Markets	PHP	1,225,228	28,221,308	27,785,586	(435,722)
Expiring 03/15/12	Citigroup Global Markets	PHP	172,800	3,985,699	3,918,739	(66,960)
Expiring 03/15/12	Morgan Stanley	PHP	207,716	4,770,134	4,710,549	(59,585)
Singapore Dollar,
Expiring 12/09/11	Royal Bank of Canada	SGD	14,800	12,245,573	11,317,641	(927,932)
Expiring 12/09/11	UBS Securities	SGD	55,863	46,501,968	42,718,600	(3,783,368)
Expiring 12/09/11	UBS Securities	SGD	6,000	4,953,765	4,588,233	(365,532)
Expiring 12/09/11	UBS Securities	SGD	2,800	2,315,868	2,141,176	(174,692)
South African Rand,
Expiring 10/28/11	Hong Kong & Shanghai Bank	ZAR	225,126	31,994,966	27,762,877	(4,232,089)
Expiring 01/26/12	JPMorgan Chase	ZAR	20,521	2,813,656	2,500,108	(313,548)
South Korean Won,
Expiring 11/14/11	JPMorgan Chase	KRW	117,946,566	110,706,370	99,832,043	(10,874,327)
Turkish Lira,
Expiring 10/27/11	Hong Kong & Shanghai Bank	TRY	56,288	33,485,929	30,158,085	(3,327,844)

				$1,145,820,786	$1,063,077,130	$(82,743,656)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 11/03/11	Barclays Capital Group	BRL	13,954	$8,100,000	$7,358,562	$741,438
Expiring 11/03/11	Barclays Capital Group	BRL	1,039	600,000	548,085	51,915
Expiring 11/03/11	Hong Kong & Shanghai Bank	BRL	14,992	8,000,000	7,906,019	93,981
Expiring 11/03/11	Hong Kong & Shanghai Bank	BRL	14,928	8,000,000	7,872,268	127,732
Expiring 11/03/11	Hong Kong & Shanghai Bank	BRL	14,920	8,000,000	7,868,050	131,950
Expiring 11/03/11	Hong Kong & Shanghai Bank	BRL	936	500,000	493,467	6,533
Expiring 11/03/11	JPMorgan Chase	BRL	14,992	8,000,000	7,906,019	93,981
Expiring 11/03/11	JPMorgan Chase	BRL	14,924	8,000,000	7,870,159	129,841
Expiring 11/03/11	JPMorgan Chase	BRL	1,123	600,000	592,002	7,998
Expiring 11/03/11	Morgan Stanley	BRL	8,139	4,700,000	4,292,090	407,910
Expiring 11/03/11	Morgan Stanley	BRL	3,462	2,000,000	1,825,894	174,106
Expiring 11/03/11	Morgan Stanley	BRL	1,905	1,100,000	1,004,532	95,468
Expiring 11/03/11	UBS Securities	BRL	14,948	8,000,000	7,882,815	117,185
Expiring 11/03/11	UBS Securities	BRL	14,940	8,000,000	7,878,597	121,403
Expiring 11/03/11	UBS Securities	BRL	1,902	1,100,000	1,002,791	97,209

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2011 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 12/08/11	Barclays Capital Group	GBP	77,824	$124,217,999	$121,275,814	$2,942,185
Canadian Dollar,
Expiring 10/03/11	Citigroup Global Markets	CAD	37,000	35,801,717	35,306,035	495,682
Expiring 10/03/11	JPMorgan Chase	CAD	51,500	49,879,901	49,142,183	737,718
Expiring 10/06/11	Deutsche Bank	CAD	3,089	3,000,000	2,946,890	53,110
Expiring 10/06/11	UBS Securities	CAD	1,952	1,900,000	1,862,856	37,144
Expiring 11/17/11	Citigroup Global Markets	CAD	88,412	85,703,013	84,273,416	1,429,597
Expiring 11/17/11	Citigroup Global Markets	CAD	22,934	22,210,000	21,860,732	349,268
Expiring 11/17/11	Citigroup Global Markets	CAD	14,813	14,191,076	14,119,600	71,476
Expiring 11/17/11	Citigroup Global Markets	CAD	267	272,083	254,501	17,582
Expiring 11/17/11	Deutsche Bank	CAD	24,395	24,559,598	23,253,065	1,306,533
Expiring 11/17/11	Goldman Sachs & Co.	CAD	1,057	1,021,690	1,007,521	14,169
Expiring 11/17/11	JPMorgan Chase	CAD	307	309,355	292,629	16,726
Expiring 11/17/11	Royal Bank of Canada	CAD	24,396	24,647,553	23,254,018	1,393,535
Chinese Yuan,
Expiring 06/01/12	Hong Kong & Shanghai Bank	CNY	38,103	6,000,000	6,001,025	(1,025)
Expiring 06/01/12	Hong Kong & Shanghai Bank	CNY	37,447	5,900,000	5,897,755	2,245
Euro,
Expiring 10/19/11	Barclays Capital Group	EUR	14,000	19,878,600	18,753,744	1,124,856
Expiring 10/19/11	Barclays Capital Group	EUR	108	151,136	144,672	6,464
Expiring 10/19/11	BNP Paribas	EUR	11,966	16,915,497	16,029,093	886,404
Expiring 10/19/11	Citigroup Global Markets	EUR	7,492	10,743,231	10,035,933	707,298
Expiring 10/19/11	Citigroup Global Markets	EUR	1,589	2,249,468	2,128,550	120,918
Expiring 10/19/11	Credit Suisse First Boston Corp.	EUR	246,453	344,110,001	330,136,891	13,973,110
Expiring 10/19/11	Credit Suisse First Boston Corp.	EUR	5,339	7,725,976	7,151,874	574,102
Expiring 10/19/11	Deutsche Bank	EUR	5,985	8,437,892	8,017,225	420,667
Expiring 10/19/11	Deutsche Bank	EUR	4,972	7,009,724	6,660,258	349,466
Expiring 10/19/11	Deutsche Bank	EUR	1,588	2,254,372	2,127,210	127,162
Expiring 10/19/11	JPMorgan Chase	EUR	30,824	43,848,373	41,290,386	2,557,987
Expiring 10/19/11	Morgan Stanley	EUR	246,453	343,432,256	330,136,892	13,295,364
Indian Rupee,
Expiring 11/18/11	Barclays Capital Group	INR	52,822	1,100,000	1,070,620	29,380
Expiring 11/18/11	Barclays Capital Group	INR	19,224	400,000	389,641	10,359
Expiring 11/18/11	Citigroup Global Markets	INR	486,600	10,000,000	9,862,631	137,369
Expiring 11/18/11	Citigroup Global Markets	INR	236,817	4,900,000	4,799,915	100,085
Expiring 11/18/11	Goldman Sachs & Co.	INR	4,832	100,000	97,937	2,063
Expiring 11/18/11	Hong Kong & Shanghai Bank	INR	58,008	1,200,000	1,175,733	24,267
Indonesia Rupiah,
Expiring 10/31/11	Barclays Capital Group	IDR	42,840,000	4,800,000	4,859,521	(59,521)
Expiring 10/31/11	Citigroup Global Markets	IDR	80,238,360	8,700,000	9,101,774	(401,774)
Expiring 10/31/11	Citigroup Global Markets	IDR	42,629,000	4,700,000	4,835,587	(135,587)
Expiring 10/31/11	Hong Kong & Shanghai Bank	IDR	42,535,000	4,700,000	4,824,924	(124,924)
Expiring 10/31/11	Hong Kong & Shanghai Bank	IDR	18,300,000	2,000,000	2,075,846	(75,846)
Expiring 10/31/11	Hong Kong & Shanghai Bank	IDR	18,290,000	2,000,000	2,074,712	(74,712)
Expiring 10/31/11	UBS Securities	IDR	43,634,500	4,900,000	4,949,645	(49,645)
Malaysian Ringgit,
Expiring 11/10/11	Barclays Capital Group	MYR	11,394	3,600,000	3,563,226	36,774
Expiring 11/10/11	Barclays Capital Group	MYR	3,835	1,200,000	1,199,376	624
Expiring 11/10/11	Hong Kong & Shanghai Bank	MYR	2,846	900,000	890,103	9,897
Mexican Peso,
Expiring 11/18/11	Barclays Capital Group	MXN	223,594	18,802,061	16,043,516	2,758,545
Expiring 11/18/11	Barclays Capital Group	MXN	192,961	14,200,000	13,845,500	354,500
Expiring 11/18/11	Barclays Capital Group	MXN	41,485	3,200,000	2,976,653	223,347
Expiring 11/18/11	Barclays Capital Group	MXN	14,262	1,050,000	1,023,335	26,665
Expiring 11/18/11	Citigroup Global Markets	MXN	49	3,787	3,541	246
Expiring 11/18/11	Deutsche Bank	MXN	54,473	4,200,000	3,908,575	291,425
Expiring 11/18/11	Morgan Stanley	MXN	160,721	11,900,000	11,532,220	367,780
Expiring 11/18/11	Morgan Stanley	MXN	82,118	6,100,000	5,892,215	207,785
Expiring 11/18/11	UBS Securities	MXN	191,415	14,100,000	13,734,541	365,459

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2011 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso (cont’d.),
Expiring 11/18/11	UBS Securities	MXN	18,182	$1,400,000	$1,304,646	$95,354
Expiring 11/18/11	UBS Securities	MXN	16,299	1,200,000	1,169,500	30,500
Philippine Peso,
Expiring 11/15/11	Citigroup Global Markets	PHP	217,075	5,000,000	4,952,018	47,982
Expiring 11/15/11	Citigroup Global Markets	PHP	69,776	1,600,000	1,591,763	8,237
Expiring 11/15/11	Hong Kong & Shanghai Bank	PHP	436,100	10,000,000	9,948,520	51,480
Expiring 11/15/11	Hong Kong & Shanghai Bank	PHP	113,932	2,600,000	2,599,071	929
Expiring 11/15/11	JPMorgan Chase	PHP	329,925	7,500,000	7,526,405	(26,405)
Expiring 11/15/11	JPMorgan Chase	PHP	73,899	1,700,000	1,685,819	14,181
Expiring 03/15/12	JPMorgan Chase	PHP	30,464	700,000	690,859	9,141
Singapore Dollar,
Expiring 12/09/11	Citigroup Global Markets	SGD	14,683	11,800,000	11,228,197	571,803
Expiring 12/09/11	Goldman Sachs & Co.	SGD	14,679	11,800,000	11,225,265	574,735
Expiring 12/09/11	UBS Securities	SGD	27,215	21,600,000	20,811,398	788,602
South African Rand,
Expiring 10/28/11	Hong Kong & Shanghai Bank	ZAR	28,204	3,800,000	3,478,154	321,846
Expiring 10/28/11	JPMorgan Chase	ZAR	54,355	7,000,000	6,703,135	296,865
Expiring 10/28/11	JPMorgan Chase	ZAR	28,316	3,800,000	3,492,026	307,974
South Korean Won,
Expiring 11/14/11	Credit Suisse First Boston Corp.	KRW	28,857,470	25,100,000	24,425,469	674,531
Expiring 11/14/11	Credit Suisse First Boston Corp.	KRW	2,646,150	2,300,000	2,239,748	60,252
Expiring 11/14/11	Credit Suisse First Boston Corp.	KRW	355,140	300,000	300,597	(597)
Expiring 11/14/11	Credit Suisse First Boston Corp.	KRW	236,700	200,000	200,347	(347)
Expiring 11/14/11	JPMorgan Chase	KRW	21,152,327	17,800,000	17,903,701	(103,701)
Expiring 11/14/11	JPMorgan Chase	KRW	6,769,780	6,100,000	5,730,061	369,939
Expiring 11/14/11	Morgan Stanley	KRW	6,880,450	6,200,000	5,823,734	376,266
Turkish Lira,
Expiring 10/27/11	Barclays Capital Group	TRY	5,387	3,000,000	2,886,140	113,860
Expiring 10/27/11	Deutsche Bank	TRY	8,113	4,500,000	4,346,570	153,430
Expiring 10/27/11	JPMorgan Chase	TRY	10,943	6,100,000	5,863,256	236,744

				$1,572,926,359	$1,518,519,804	$54,406,555

Interest rate swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date	Notional Amount# (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America(1)	10/13/21	$9,700	3.00%	3 month LIBOR	$786,325	$461,741	$324,584
Barclays Bank PLC(1)	10/13/21	48,700	3.00%	3 month LIBOR	3,947,836	2,974,622	973,214
Barclays Bank PLC(2)	06/15/41	14,400	4.25%	3 month LIBOR	(4,860,276)	317,761	(5,178,037)
BNP Paribas Bank(1)	09/19/14	60,800	1.00%	Daily Effective Federal Funds Rate	750,413	(20,004)	770,417
BNP Paribas Bank(2)	06/15/41	7,100	4.25%	3 month LIBOR	(2,394,519)	305,611	(2,700,130)
Citigroup, Inc.(2)	06/15/41	20,500	4.25%	3 month LIBOR	(6,913,753)	779,475	(7,693,228)
Citigroup, Inc.(2)	12/21/41	21,600	4.00%	3 month LIBOR	(5,773,899)	261,778	(6,035,677)
Credit Suisse First Boston(2)	06/15/41	7,100	4.25%	3 month LIBOR	(2,323,233)	219,811	(2,543,044)
Deutsche Bank AG(2)	06/15/41	34,500	4.25%	3 month LIBOR	(11,635,340)	(1,264,678)	(10,370,662)
Deutsche Bank AG(2)	12/21/41	13,300	4.00%	3 month LIBOR	(3,555,225)	(52,737)	(3,502,488)
Goldman Sachs & Co.(1)	09/19/14	31,100	0.50%	Daily Effective Federal Funds Rate	70,376	(126,373)	196,749
HSBC Bank USA(2)	06/15/41	80,900	4.25%	3 month LIBOR	(27,335,095)	906,051	(28,241,146)
Morgan Stanley(1)	10/13/21	61,300	3.00%	3 month LIBOR	4,969,248	3,538,165	1,431,083
Morgan Stanley(1)	09/19/13	153,500	0.50%	Daily Effective Federal Funds Rate	520,702	(179,520)	700,222
N/A(3)(1)	06/15/41	78,900	4.25%	3 month LIBOR	(24,719,368)	(23,241,217)	(1,478,151)
N/A(3)(1)	12/21/41	22,300	4.00%	3 month LIBOR	(5,961,016)	(5,218,200)	(742,816)

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2011 (continued):

Counterparty	Termination Date		Notional Amount# (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Royal Bank of Scotland Group PLC(2)	06/15/41		$66,600	4.25%	3 month LIBOR	$(22,461,265)	$1,163,543	$(23,624,808)
Royal Bank of Scotland Group PLC(2)	12/21/41		7,600	4.00%	3 month LIBOR	(2,031,557)	15,108	(2,046,665)
Barclays Bank PLC(1)	01/02/12	BRL	2,500	10.84%	Brazilian interbank lending rate	(1,007)	(1,049)	42
Barclays Bank PLC(1)	01/02/13	BRL	125,800	11.91%	Brazilian interbank lending rate	1,476,167	46,084	1,430,083
Barclays Bank PLC(1)	01/02/13	BRL	21,100	12.46%	Brazilian interbank lending rate	290,100	9,205	280,895
Barclays Bank PLC(1)	01/02/14	BRL	12,500	11.99%	Brazilian interbank lending rate	226,167	35,036	191,131
Barclays Bank PLC(1)	01/02/14	BRL	1,200	10.83%	Brazilian interbank lending rate	3,004	783	2,221
Credit Suisse First Boston(1)	01/02/12	BRL	500	11.76%	Brazilian interbank lending rate	482	(1,422)	1,904
Credit Suisse First Boston(1)	01/02/13	BRL	309,200	12.48%	Brazilian interbank lending rate	4,832,624	108,940	4,723,684
HSBC Bank USA(1)	01/02/12	BRL	2,600	11.14%	Brazilian interbank lending rate	175	1,267	(1,092)
HSBC Bank USA(1)	01/02/12	BRL	2,200	10.61%	Brazilian interbank lending rate	(1,659)	—	(1,659)
HSBC Bank USA(1)	01/02/12	BRL	1,200	14.77%	Brazilian interbank lending rate	8,094	1,580	6,514
HSBC Bank USA(1)	01/02/13	BRL	235,700	11.89%	Brazilian interbank lending rate	2,750,597	50,195	2,700,402
HSBC Bank USA(1)	01/02/13	BRL	40,600	11.88%	Brazilian interbank lending rate	465,572	(13,493)	479,065
HSBC Bank USA(1)	01/02/13	BRL	35,600	12.30%	Brazilian interbank lending rate	526,872	49,547	477,325
HSBC Bank USA(1)	01/02/13	BRL	11,600	10.45%	Brazilian interbank lending rate	12,122	(8,369)	20,491
HSBC Bank USA(1)	01/02/14	BRL	93,700	12.54%	Brazilian interbank lending rate	2,423,337	67,343	2,355,994
HSBC Bank USA(1)	01/02/14	BRL	7,100	10.99%	Brazilian interbank lending rate	30,288	10,019	20,269
HSBC Bank USA(1)	01/02/14	BRL	6,400	10.53%	Brazilian interbank lending rate	(4,882)	(18,848)	13,966
HSBC Bank USA(1)	01/02/14	BRL	4,300	11.53%	Brazilian interbank lending rate	48,742	(1,164)	49,906
Merrill Lynch & Co., Inc.(1)	01/02/12	BRL	26,900	12.54%	Brazilian interbank lending rate	72,615	(10,798)	83,413
Merrill Lynch & Co., Inc.(1)	01/02/12	BRL	20,800	11.98%	Brazilian interbank lending rate	34,816	—	34,816
Morgan Stanley(1)	01/02/13	BRL	44,100	12.50%	Brazilian interbank lending rate	619,562	29,892	589,670
Morgan Stanley(1)	01/02/13	BRL	35,900	12.59%	Brazilian interbank lending rate	590,272	60,744	529,528
Morgan Stanley(1)	01/02/13	BRL	13,600	11.98%	Brazilian interbank lending rate	167,581	9,136	158,445
Morgan Stanley(1)	01/02/13	BRL	6,700	10.46%	Brazilian interbank lending rate	7,196	(1,675)	8,871
Morgan Stanley(1)	01/02/14	BRL	60,900	12.51%	Brazilian interbank lending rate	1,549,731	27,163	1,522,568
Morgan Stanley(1)	01/02/14	BRL	35,700	12.54%	Brazilian interbank lending rate	774,449	(22,663)	797,112
Morgan Stanley(1)	01/02/14	BRL	31,000	10.58%	Brazilian interbank lending rate	(6,753)	(64,088)	57,335
Morgan Stanley(1)	01/02/14	BRL	12,800	11.89%	Brazilian interbank lending rate	208,851	(1,431)	210,282
Morgan Stanley(1)	01/02/14	BRL	2,400	11.67%	Brazilian interbank lending rate	28,397	1,941	26,456
Royal Bank of Scotland Group PLC(1)	01/02/13	BRL	125,000	12.61%	Brazilian interbank lending rate	2,086,342	(2,715)	2,089,057
Royal Bank of Scotland Group PLC(1)	01/02/13	BRL	12,500	11.95%	Brazilian interbank lending rate	144,551	6,621	137,930
UBS AG(1)	01/02/12	BRL	4,700	10.58%	Brazilian interbank lending rate	(4,497)	(24,929)	20,432
UBS AG(1)	01/02/13	BRL	22,500	11.85%	Brazilian interbank lending rate	216,040	—	216,040
UBS AG(1)	01/02/13	BRL	12,000	12.07%	Brazilian interbank lending rate	156,325	12,042	144,283
UBS AG(1)	01/02/14	BRL	28,200	10.77%	Brazilian interbank lending rate	52,194	(37,153)	89,347
UBS AG(1)	01/02/14	BRL	27,500	12.25%	Brazilian interbank lending rate	599,669	42,237	557,432
Barclays Bank PLC(1)	09/21/18	EUR	9,300	2.50%	6 month Euribor	202,365	(154,309)	356,674
Barclays Bank PLC(1)	09/21/21	EUR	304,400	3.50%	6 month Euribor	35,488,468	4,919,323	30,569,145
Barclays Bank PLC(1)	09/21/21	EUR	28,100	3.00%	6 month Euribor	1,600,518	259,647	1,340,871
BNP Paribas Bank(1)	03/21/22	EUR	14,600	3.00%	6 month Euribor	678,449	234,166	444,283
Citigroup, Inc.(1)	09/21/21	EUR	12,000	3.65%	6 month Euribor	1,613,677	14,283	1,599,394
Citigroup, Inc.(1)	03/21/22	EUR	2,300	2.50%	6 month Euribor	(28,371)	(2,484)	(25,887)
Credit Suisse First Boston(1)	09/18/14	EUR	53,400	1.75%	6 month Euribor	13,321	(26,322)	39,643
Credit Suisse First Boston(1)	09/21/21	EUR	15,900	3.50%	6 month Euribor	1,853,701	(36,313)	1,890,014
Deutsche Bank AG(1)	09/21/21	EUR	24,900	3.00%	6 month Euribor	1,418,562	149,256	1,269,306
Deutsche Bank AG(1)	03/21/22	EUR	14,500	3.00%	6 month Euribor	673,803	225,052	448,751

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2011 (continued):
Counterparty	Termination Date		Notional Amount# (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.(1)	03/21/22	EUR	4,800	2.50%	6 month Euribor	$(59,209)	$(5,180)	$(54,029)
HSBC Bank USA(1)	09/21/21	EUR	36,400	3.50%	6 month Euribor	4,243,693	492,202	3,751,491
Morgan Stanley(1)	09/21/21	EUR	71,200	3.65%	6 month Euribor	9,574,484	338,197	9,236,287
Morgan Stanley(1)	09/21/21	EUR	63,100	3.50%	6 month Euribor	7,356,512	(294,897)	7,651,409
UBS AG(1)	03/21/22	EUR	3,800	2.50%	6 month Euribor	(46,873)	(4,101)	(42,772)
Barclays Bank PLC(1)	03/21/22	GBP	6,300	3.00%	6 month LIBOR	237,162	111,305	125,857
HSBC Bank USA(1)	03/21/22	GBP	23,200	3.00%	6 month LIBOR	873,360	359,282	514,078
HSBC Bank USA(1)	09/06/16	MXN	25,000	5.60%	28 day Mexican interbank rate	(14,419)	14,127	(28,546)
Morgan Stanley(1)	09/06/16	MXN	85,200	5.60%	28 day Mexican interbank rate	(49,141)	34,029	(83,170)
Morgan Stanley(1)	06/02/21	MXN	31,900	6.35%	28 day Mexican interbank rate	(75,350)	7,748	(83,098)

						$(22,980,798)	$(12,164,074)	$(10,816,724)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Porfolio pays the fixed rate and receives the floating rate.

(3)	Traded on a registered commodity exchange.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Fair Value(2)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on credit indices – Sell Protection(1):
Barclays Bank PLC	06/20/15	$31,100	5.00%	Dow Jones CDX EM13 Index	$1,723,841	$2,834,075	$(1,110,234)
Barclays Bank PLC	06/20/15	500	5.00%	Dow Jones CDX EM13 Index	27,784	44,060	(16,276)
Barclays Bank PLC	09/20/15	14,300	5.00%	Dow Jones CDX EM14 Index	872,157	1,588,193	(716,036)
Barclays Bank PLC	06/20/16	13,000	5.00%	Dow Jones CDX EM15 Index	800,643	1,463,630	(662,987)
Barclays Bank PLC	12/20/12	38,291	0.76%	Dow Jones CDX IG 9 5Y Index	336,039	—	336,039
BNP Paribas Bank	06/20/16	334,100	1.00%	Dow Jones CDX IG 16 5Y Index	(5,123,320)	941,255	(6,064,575)
Citigroup, Inc.	12/20/15	26,300	5.00%	Dow Jones CDX EM14 Index	1,607,690	2,859,806	(1,252,116)
Citigroup, Inc.	06/20/12	15,022	0.36%	Dow Jones CDX HY-8 Index	24,316	—	24,316
Citigroup, Inc.	06/20/12	4,815	0.36%	Dow Jones CDX HY-8 Index	7,977	—	7,977
Citigroup, Inc.	06/20/12	4,044	0.40%	Dow Jones CDX HY-8 Index	7,963	—	7,963
Credit Suisse First Boston	06/20/15	7,900	5.00%	Dow Jones CDX EM13 Index	438,986	686,023	(247,037)
Credit Suisse First Boston	06/20/15	1,000	5.00%	Dow Jones CDX EM13 Index	55,568	98,001	(42,433)
Credit Suisse First Boston	06/20/16	136,300	1.00%	Dow Jones CDX IG 16 5Y Index	(2,115,416)	509,185	(2,624,601)
Deutsche Bank AG	12/20/14	4,000	5.00%	Dow Jones CDX EM12 Index	198,329	254,755	(56,426)
Deutsche Bank AG	06/20/15	22,400	5.00%	Dow Jones CDX EM13 Index	1,244,720	2,026,142	(781,422)
Deutsche Bank AG	09/20/15	12,400	5.00%	Dow Jones CDX EM14 Index	756,276	1,241,759	(485,483)
Deutsche Bank AG	06/20/16	8,900	5.00%	Dow Jones CDX EM15 Index	548,133	1,115,776	(567,643)
Deutsche Bank AG	06/20/13	5,208	0.53%	Dow Jones CDX IG 10 5Y Index	41,842	—	41,842
Deutsche Bank AG	06/20/16	8,900	1.00%	Dow Jones CDX IG 16 5Y Index	(136,479)	39,025	(175,504)
Deutsche Bank AG	12/20/12	25,463	0.71%	Dow Jones CDX IG 9 5Y Index	206,582	—	206,582
HSBC Bank USA	06/20/15	29,800	5.00%	Dow Jones CDX EM13 Index	1,655,922	2,676,792	(1,020,870)
HSBC Bank USA	12/20/15	42,400	5.00%	Dow Jones CDX EM14 Index	2,591,865	4,548,206	(1,956,341)
Morgan Stanley	06/20/15	15,200	5.00%	Dow Jones CDX EM13 Index	842,520	1,408,428	(565,908)
Morgan Stanley	12/20/15	6,700	5.00%	Dow Jones CDX EM14 Index	409,564	701,418	(291,854)
UBS AG	12/20/15	2,200	5.00%	Dow Jones CDX EM14 Index	134,484	246,689	(112,205)

					$7,157,986	$25,283,218	$(18,125,232)

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Credit default swap agreements outstanding at September 30, 2011 (continued):
Counterparty	Termination Date	Notional Amount# (000)(4)		Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at September 30, 2011(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1):
Bank of America	06/20/16		$30,000	1.00%	Metlife, Inc.	3.428%	$(2,948,252)	$(682,868)	$(2,265,384)
Barclays Bank PLC	06/20/15		1,200	1.00%	Federal Republic of Brazil	1.714%	(31,623)	(12,452)	(19,171)
Barclays Bank PLC	09/20/15		18,000	1.00%	Federal Republic of Brazil	1.748%	(533,536)	(111,313)	(422,223)
Barclays Bank PLC	09/20/16		1,500	0.25%	France (Govt of)	1.827%	(109,509)	(89,730)	(19,779)
Barclays Bank PLC	03/20/16		1,300	1.00%	People’s Republic of China	1.866%	(47,554)	13,471	(61,025)
Barclays Bank PLC	06/20/16		6,000	1.00%	Republic of Indonesia	2.938%	(490,628)	(88,842)	(401,786)
Barclays Bank PLC	06/20/16		5,000	1.00%	Republic of Indonesia	2.938%	(408,857)	(75,115)	(333,742)
Barclays Bank PLC	03/20/16		8,100	1.00%	Republic of Italy	4.725%	(1,120,880)	(236,186)	(884,694)
Barclays Bank PLC	03/20/16		5,400	1.00%	Republic of Italy	4.725%	(747,253)	(182,674)	(564,579)
Barclays Bank PLC	09/20/15		15,000	1.00%	United Mexican States	1.732%	(444,736)	(90,936)	(353,800)
Barclays Bank PLC	03/20/16		1,200	1.00%	United Mexican States	1.824%	(44,450)	(8,091)	(36,359)
BNP Paribas Bank	03/20/16		1,100	1.00%	Bonos Y Oblig Del Estado	3.799%	(118,711)	(53,179)	(65,532)
BNP Paribas Bank	03/20/16		600	1.00%	People’s Republic of China	1.866%	(21,948)	6,294	(28,242)
BNP Paribas Bank	03/20/16	EUR	22,200	0.25%	U.S. Treasury Note	0.576%	(270,621)	(262,189)	(8,432)
Citigroup, Inc.	03/20/21		4,300	1.00%	Alcoa, Inc.	4.694%	(1,013,253)	(420,877)	(592,376)
Citigroup, Inc.	03/20/16		900	1.00%	Berkshire Hathaway	2.397%	(50,527)	(8,764)	(41,763)
Citigroup, Inc.	03/20/16		13,100	1.00%	Bonos Y Oblig Del Estado	3.799%	(1,413,742)	(704,478)	(709,264)
Citigroup, Inc.	06/20/15		1,700	1.00%	Federal Republic of Brazil	1.714%	(44,853)	(34,923)	(9,930)
Citigroup, Inc.	09/20/15		1,200	1.00%	Federal Republic of Brazil	1.748%	(35,602)	(14,796)	(20,806)
Citigroup, Inc.	03/20/16		65,300	1.00%	Federal Republic of Brazil	1.834%	(2,419,401)	(406,083)	(2,013,318)
Citigroup, Inc.	06/20/16		18,600	1.00%	Federal Republic of Brazil	1.884%	(766,356)	(60,520)	(705,836)
Citigroup, Inc.	09/20/16		15,000	0.25%	France (Govt of)	1.827%	(1,091,323)	(981,086)	(110,237)
Citigroup, Inc.	12/20/13		2,700	4.80%	General Electirc Capital Corp.	2.742%	115,040	—	115,040
Citigroup, Inc.	03/20/16		13,400	1.00%	General Electirc Capital Corp.	2.990%	(1,082,309)	(116,796)	(965,513)
Citigroup, Inc.	06/20/15		3,100	1.00%	People’s Republic of China	1.745%	(82,327)	36,409	(118,736)
Citigroup, Inc.	06/20/16		19,800	1.00%	People’s Republic of China	1.908%	(796,525)	197,142	(993,667)
Citigroup, Inc.	06/20/16		4,200	1.00%	Republic of Indonesia	2.938%	(343,440)	(70,908)	(272,532)
Citigroup, Inc.	06/20/16		1,700	1.00%	Republic of Indonesia	2.938%	(139,011)	(29,420)	(109,591)
Citigroup, Inc.	06/20/21		3,500	1.00%	Republic of Indonesia	3.492%	(612,212)	(239,136)	(373,076)
Citigroup, Inc.	03/20/16		600	1.00%	Republic of Kazakhstan	3.170%	(53,478)	(15,107)	(38,371)

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Credit default swap agreements outstanding at September 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at September 30, 2011(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (cont’d.)
Citigroup, Inc.	03/20/16	$32,100	1.00%	United Mexican States	1.824%	$(1,189,041)	$(229,800)	$(959,241)
Citigroup, Inc.	06/20/16	9,800	1.00%	United Mexican States	1.874%	(402,338)	(20,995)	(381,343)
Citigroup, Inc.	03/20/21	2,200	1.00%	United Mexican States	2.235%	(225,164)	(87,782)	(137,382)
Credit Suisse First Boston	06/20/16	4,400	1.00%	Arcelor Mittal	6.296%	(886,368)	(204,660)	(681,708)
Credit Suisse First Boston	06/20/15	8,100	1.00%	Federal Republic of Brazil	1.714%	(213,683)	(151,778)	(61,905)
Credit Suisse First Boston	09/20/15	7,900	1.00%	Federal Republic of Brazil	1.748%	(234,382)	(76,253)	(158,129)
Deutsche Bank AG	03/20/13	4,200	0.85%	Berkshire Hathaway	1.729%	(49,852)	—	(49,852)
Deutsche Bank AG	06/20/15	6,500	1.00%	Federal Republic of Brazil	1.714%	(171,293)	(51,388)	(119,905)
Deutsche Bank AG	06/20/15	1,800	1.00%	Federal Republic of Brazil	1.714%	(47,491)	(12,375)	(35,116)
Deutsche Bank AG	09/20/15	43,800	1.00%	Federal Republic of Brazil	1.779%	(1,440,114)	(208,644)	(1,231,470)
Deutsche Bank AG	06/20/16	11,800	1.00%	Federal Republic of Brazil	1.884%	(486,183)	(38,443)	(447,740)
Deutsche Bank AG	03/20/16	4,400	0.25%	France (Govt of)	1.758%	(278,161)	(153,487)	(124,674)
Deutsche Bank AG	09/20/16	15,000	0.25%	France (Govt of)	1.827%	(1,091,323)	(981,086)	(110,237)
Deutsche Bank AG	03/20/15	4,500	1.00%	Japan Gov’t. Series 55	1.211%	(30,126)	35,487	(65,613)
Deutsche Bank AG	03/20/13	10,000	2.07%	Metlife, Inc.	2.453%	(50,599)	—	(50,599)
Deutsche Bank AG	06/20/16	8,600	1.00%	People’s Republic of China	1.908%	(345,965)	88,315	(434,280)
Deutsche Bank AG	06/20/16	3,500	1.00%	People’s Republic of China	1.908%	(140,800)	35,048	(175,848)
Deutsche Bank AG	09/20/16	2,500	1.00%	People’s Republic of China	1.945%	(109,545)	12,853	(122,398)
Deutsche Bank AG	09/20/15	1,300	1.00%	Republic of Indonesia	2.777%	(82,219)	(23,698)	(58,521)
Deutsche Bank AG	03/20/16	600	1.00%	Republic of Kazakhstan	3.170%	(53,478)	(15,841)	(37,637)
Deutsche Bank AG	06/20/16	3,000	1.00%	Republic of Korea	2.122%	(144,792)	944	(145,736)
Deutsche Bank AG	06/20/16	2,400	1.00%	Republic of Korea	2.122%	(115,833)	1,289	(117,122)
Deutsche Bank AG	06/20/15	15,800	1.00%	United Kingdom Treasury	0.733%	145,390	130,221	15,169
HSBC Bank USA	03/20/16	2,500	1.00%	Arab Republic of Egypt	4.520%	(351,035)	(272,374)	(78,661)
HSBC Bank USA	06/20/15	13,400	1.00%	Federal Republic of Brazil	1.714%	(353,128)	(105,938)	(247,190)
HSBC Bank USA	09/20/15	20,300	1.00%	Federal Republic of Brazil	1.748%	(601,710)	(130,490)	(471,220)
HSBC Bank USA	03/20/16	1,900	1.00%	Federal Republic of Brazil	1.834%	(70,396)	(6,165)	(64,231)
HSBC Bank USA	09/20/16	15,000	0.25%	France (Govt of)	1.827%	(1,091,323)	(1,000,555)	(90,768)
HSBC Bank USA	09/20/16	1,500	0.25%	France (Govt of)	1.827%	(109,509)	(89,072)	(20,437)
HSBC Bank USA	03/20/16	700	1.00%	Republic of Kazakhstan	3.170%	(62,391)	(17,916)	(44,475)

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Credit default swap agreements outstanding at September 30, 2011 (continued):
Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at September 30, 2011(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (cont’d.)
HSBC Bank USA	09/20/15	$16,000	1.00%	United Mexican States	1.732%	$(474,385)	$(96,999)	$(377,386)
HSBC Bank USA	03/20/16	31,500	1.00%	United Mexican States	1.824%	(1,166,816)	(275,732)	(891,084)
HSBC Bank USA	03/20/21	26,800	1.00%	United Mexican States	2.235%	(2,742,908)	(1,166,072)	(1,576,836)
JPMorgan Chase Bank	03/20/16	100	0.92%	United Mexican States	1.827%	(4,052)	—	(4,052)
Morgan Stanley	03/20/16	11,000	1.00%	Bonos Y Oblig Del Estado	3.799%	(1,187,112)	(531,787)	(655,325)
Morgan Stanley	03/20/16	10,900	1.00%	Bonos Y Oblig Del Estado	3.799%	(1,176,320)	(584,144)	(592,176)
Morgan Stanley	06/20/15	1,800	1.00%	Federal Republic of Brazil	1.714%	(47,485)	(12,529)	(34,956)
Morgan Stanley	03/20/16	800	0.25%	France (Govt of)	1.758%	(50,575)	(24,411)	(26,164)
Morgan Stanley	09/20/16	3,600	0.25%	France (Govt of)	1.827%	(261,918)	(163,375)	(98,543)
Morgan Stanley	12/20/15	13,800	1.00%	General Electirc Capital Corp.	2.974%	(1,049,089)	(227,275)	(821,814)
Morgan Stanley	03/20/16	41,800	1.00%	Japan Gov’t. Series 55	1.366%	(619,669)	(276,141)	(343,528)
Morgan Stanley	09/20/16	6,400	1.00%	People’s Republic of China	1.945%	(280,436)	34,499	(314,935)
Morgan Stanley	09/20/16	6,500	1.00%	Republic of Indonesia	2.980%	(571,534)	(93,707)	(477,827)
Morgan Stanley	03/20/16	25,000	1.00%	Republic of Italy	4.725%	(3,459,505)	(728,970)	(2,730,535)
Morgan Stanley	06/20/15	15,700	1.00%	United Kingdom Treasury	0.733%	144,470	129,397	15,073
Morgan Stanley	06/20/16	3,500	1.00%	United Kingdom Treasury	0.876%	19,945	56,766	(36,821)
Morgan Stanley	03/20/16	36,900	1.00%	United Mexican States	1.824%	(1,366,842)	(204,373)	(1,162,469)
Royal Bank of Scotland Group PLC	12/20/15	3,800	0.25%	France (Govt of)	1.717%	(221,856)	(61,608)	(160,248)
Royal Bank of Scotland Group PLC	03/20/16	800	0.25%	France (Govt of)	1.758%	(50,575)	(23,419)	(27,156)
Royal Bank of Scotland Group PLC	06/20/15	9,300	1.00%	People’s Republic of China	1.745%	(246,981)	112,510	(359,491)
Royal Bank of Scotland Group PLC	09/20/16	1,800	1.00%	People’s Republic of China	1.945%	(78,873)	12,015	(90,888)
Royal Bank of Scotland Group PLC	03/20/16	47,200	1.00%	Republic of Italy	4.725%	(6,531,545)	(1,251,584)	(5,279,961)
UBS AG	03/20/15	3,500	1.00%	Berkshire Hathaway	2.278%	(135,648)	(43,070)	(92,578)
UBS AG	09/20/15	900	1.00%	Federal Republic of Brazil	1.748%	(26,702)	(6,778)	(19,924)
UBS AG	09/20/15	1,400	0.25%	France (Govt of)	1.684%	(75,680)	(29,156)	(46,524)
UBS AG	03/20/16	4,300	0.25%	France (Govt of)	1.758%	(271,869)	(149,831)	(122,038)
UBS AG	09/20/16	2,400	1.00%	People’s Republic of China	1.945%	(105,163)	11,581	(116,744)

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Credit default swap agreements outstanding at September 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at September 30, 2011(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues – Sell Protection(1) (cont’d.)
UBS AG	09/20/16	$2,900	1.00%	Republic of Indonesia	2.980%	$(254,992)	$(44,483)	$(210,509)
UBS AG	06/20/21	1,700	1.00%	Republic of Indonesia	3.492%	(297,360)	(118,467)	(178,893)
UBS AG	09/20/16	9,100	1.00%	Republic of Korea	2.152%	(476,129)	(489)	(475,640)
UBS AG	12/20/15	6,900	1.00%	United Kingdom Treasury	0.796%	55,239	128,824	(73,585)

						$(50,463,094)	$(13,946,544)	$(36,516,550)

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$4	$—	$25,840
Preferred Stock	45,771,000	—	—
Asset-Backed Securities	—	356,508,541	—
Bank Loans	—	33,249,358	—
Certificates of Deposit	—	85,053,191	—
Commercial Mortgage-Backed Securities	—	165,011,927	—
Commercial Paper	—	226,187,649	—
Convertible Bond	—	43,592,250	—
Corporate Bonds	—	3,319,401,735	205,982
Foreign Government Bonds	—	545,222,529	—

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Level 1	Level 2	Level 3
Municipal Bonds	$—	$396,189,636	$—
Residential Mortgage-Backed Securities	—	572,295,142	—
U.S. Government Agency Obligations	—	472,688,176	—
U.S. Government Mortgage-Backed Obligations	—	4,849,489,523	1,704,094
U.S. Treasury Obligations	—	2,093,842,388	—
Affiliated Money Market Mutual Fund	87,556,861	—	—
Options Purchased	—	1,024,687	—
Options Written	(287,300)	(11,971,181)	(4,940,064)
Short Sales – U.S. Treasury Obligations	—	—	—
Other Financial Instruments*
Futures	50,577,294	—	—
Foreign Forward Currency Contracts	—	(28,337,101)	—
Interest Rate Swaps	—	(12,484,112)	1,667,388
Credit Default Swaps	—	(54,641,782)	—

Total	$183,617,859	$13,052,322,556	$(1,336,760)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2011 categorized by risk exposure:

Derivative Fair Value at 9/30/11
Credit contracts	$(59,086,574)
Foreign exchange contracts	(28,337,101)
Interest rate contracts	28,031,505

Total	$(59,392,170)

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.7%
AFFILIATED MUTUAL FUNDS
AST BlackRock Value Portfolio	23,337,241	$175,029,308
AST Federated Aggressive Growth Portfolio	1,539,511	10,945,924
AST Goldman Sachs Concentrated Growth Portfolio	7,130,274	172,623,942
AST Goldman Sachs Large-Cap Value Portfolio	4,362,501	58,326,634
AST Goldman Sachs Mid-Cap Growth Portfolio	2,442,325	10,697,383
AST Goldman Sachs Small-Cap Value Portfolio	918,405	8,164,617
AST High Yield Portfolio	31,134,789	211,405,218
AST International Growth Portfolio	16,679,703	155,121,239
AST International Value Portfolio	12,147,853	157,314,691
AST Jennison Large-Cap Growth Portfolio*	12,285,664	138,582,294
AST Jennison Large-Cap Value Portfolio	8,526,833	86,291,550
AST Large-Cap Value Portfolio	23,603,874	266,015,661
AST Lord Abbett Core Fixed-Income Portfolio	28,292,131	316,588,943
AST Marsico Capital Growth Portfolio	10,019,658	170,835,173
AST MFS Growth Portfolio	11,949,161	105,033,129
AST Mid-Cap Value Portfolio	1,799,760	18,231,569
AST Money Market Portfolio	43,403,674	43,403,674
AST Neuberger Berman Mid-Cap Growth Portfolio*	556,512	11,035,638
AST Parametric Emerging Markets Equity Portfolio	6,445,535	49,372,801
AST PIMCO Limited Maturity Bond Portfolio	6,146,202	64,412,198
AST PIMCO Total Return Bond Portfolio	171,298,301	2,011,042,059
AST Small-Cap Growth Portfolio*	933,469	16,970,474
AST Small-Cap Value Portfolio	1,774,877	19,452,654
AST T. Rowe Price Global Bond Portfolio	126,710	1,396,343
AST T. Rowe Price Large-Cap Growth Portfolio*	9,367,507	103,510,952
AST T. Rowe Price Natural Resources Portfolio	788,370	13,544,201
AST Western Asset Core Plus Bond Portfolio	75,065,958	792,696,522

TOTAL LONG-TERM INVESTMENTS (cost $5,273,009,502)(w)		5,188,044,791

SHORT-TERM INVESTMENTS — 4.2%
AFFILIATED MONEY MARKET MUTUAL
FUND — 4.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $216,010,591)(w)	216,010,591	216,010,591

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(k)(n) — 0.2%
U.S. Treasury Bills
0.040%	12/15/11	$9,650	$9,649,710
0.070%	06/28/12	1,000	999,350

TOTAL U.S. TREASURY OBLIGATIONS (cost $10,647,520)			10,649,060

TOTAL SHORT-TERM INVESTMENTS (cost $226,658,111)			226,659,651

TOTAL INVESTMENTS — 99.9% (cost $5,499,667,613)			5,414,704,442
Other assets in excess of liabilities(x) — 0.1%			5,579,063

NET ASSETS — 100.0%			$5,420,283,505

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Financial futures contracts open at September 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized Appreciation (Depreciation)
Long Positions:
810	10 Year U.S. Treasury Notes	Dec. 2011	$104,515,312	$105,375,938	$860,626
119	CAC40 10 Euro	Oct. 2011	4,777,314	4,754,994	(22,320)
26	DAX Index	Dec. 2011	4,464,771	4,764,339	299,568
38	FTSE 100 Index	Dec. 2011	3,100,940	3,016,499	(84,441)
90	Russell 2000 Mini	Dec. 2011	6,341,400	5,773,500	(567,900)
217	S&P 500	Dec. 2011	62,512,275	61,085,500	(1,426,775)
44	Topix Index	Dec. 2011	4,245,974	4,321,276	75,302

					$(865,940)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$5,404,055,382	$—	$—
U. S. Treasury Obligations	—	10,649,060	—
Other Financial Instruments*
Futures	(865,940)	—	—

Total	$5,403,189,442	$10,649,060	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2011 categorized by risk exposure:
Derivative Fair Value at 9/30/11
Equity contracts	$(1,726,566)
Interest rate contracts	860,626

Total	$(865,940)

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 127.2%
COMMON STOCKS
Aerospace & Defense — 3.3%
Alliant Techsystems, Inc.	11,700	$637,767
Cubic Corp.	11,500	449,305
General Dynamics Corp.	34,200	1,945,638
Huntington Ingalls Industries, Inc.*	40,300	980,499
ITT Corp.	38,000	1,596,000
L-3 Communications Holdings, Inc.	10,300	638,291
Lockheed Martin Corp.	3,200	232,448
Northrop Grumman Corp.	33,600	1,752,576
Raytheon Co.	5,400	220,698
United Technologies Corp.	3,300	232,188

		8,685,410

Air Freight & Logistics — 0.7%
FedEx Corp.	27,300	1,847,664

Auto Components — 0.8%
American Axle & Manufacturing Holdings, Inc.*	32,600	248,738
Autoliv, Inc.	2,000	97,000
Federal-Mogul Corp.*	34,500	508,875
TRW Automotive Holdings Corp.*	40,300	1,319,019

		2,173,632

Automobiles — 1.3%
Ford Motor Co.*	159,500	1,542,365
General Motors Co.*	85,000	1,715,300

		3,257,665

Beverages — 2.0%
Coca-Cola Co. (The)	24,000	1,621,440
Coca-Cola Enterprises, Inc.	55,200	1,373,376
Constellation Brands, Inc. (Class A Stock)*	52,500	945,000
Hansen Natural Corp.*	2,900	253,141
PepsiCo, Inc.	15,500	959,450

		5,152,407

Biotechnology — 3.5%
Amgen, Inc.	42,400	2,329,880
Biogen Idec, Inc.*	16,000	1,490,400
Celgene Corp.*	38,500	2,383,920
Emergent Biosolutions, Inc.*	26,500	408,895
Gilead Sciences, Inc.*	31,000	1,202,800
Myriad Genetics, Inc.*	39,600	742,104
SciClone Pharmaceuticals, Inc.*	27,000	102,870
United Therapeutics Corp.*	11,200	419,888

		9,080,757

Building Products — 0.9%
Armstrong World Industries, Inc.	48,000	1,653,120
Gibraltar Industries, Inc.*	8,600	69,832
Owens Corning*	33,800	732,784

		2,455,736

Capital Markets — 2.6%
Ameriprise Financial, Inc.	20,700	814,752
Bank of New York Mellon Corp. (The)	103,400	1,922,206
Goldman Sachs Group, Inc. (The)	17,300	1,635,715
Morgan Stanley	131,200	1,771,200
Raymond James Financial, Inc.	25,700	667,172

		6,811,045

	Shares	Value
COMMON STOCKS (Continued)
Chemicals — 3.1%
Albemarle Corp.	9,300	$375,720
Cabot Corp.	21,500	532,770
CF Industries Holdings, Inc.	5,100	629,289
Dow Chemical Co. (The)	16,100	361,606
Eastman Chemical Co.	20,700	1,418,571
Koppers Holdings, Inc.	12,000	307,320
Kronos Worldwide, Inc.	22,200	356,976
LSB Industries, Inc.*	29,200	837,164
LyondellBasell Industries NV (Netherlands) (Class A Stock)	20,500	500,815
Mosaic Co. (The)	21,900	1,072,443
Rockwood Holdings, Inc.*	18,700	630,003
Schulman, (A.), Inc.	2,900	49,271
Solutia, Inc.*	24,600	316,110
TPC Group, Inc.*	18,300	367,464
Westlake Chemical Corp.	7,800	267,384

		8,022,906

Commercial Banks — 3.2%
BB&T Corp.	1,600	34,128
Fifth Third Bancorp	114,300	1,154,430
First Citizens BancShares, Inc. (Class A Stock)	400	57,416
Huntington Bancshares, Inc.	109,100	523,680
KeyCorp	63,800	378,334
PNC Financial Services Group, Inc.	20,900	1,007,171
SunTrust Banks, Inc.	39,000	700,050
Wells Fargo & Co.	189,001	4,558,704

		8,413,913

Commercial Services & Supplies — 0.4%
Avery Dennison Corp.	15,700	393,756
Consolidated Graphics, Inc.*	5,700	208,221
Copart, Inc.*	4,900	191,688
Corrections Corp. of America*	11,700	265,473

		1,059,138

Communications Equipment — 3.0%
Black Box Corp.	8,200	175,070
Cisco Systems, Inc.	138,400	2,143,816
F5 Networks, Inc.*	5,100	362,355
Juniper Networks, Inc.*	17,900	308,954
Netgear, Inc.*	29,000	750,810
Polycom, Inc.*	40,600	745,822
QUALCOMM, Inc.	69,400	3,374,922

		7,861,749

Computers & Peripherals — 5.0%
Apple, Inc.*	21,700	8,271,606
Dell, Inc.*	81,700	1,156,055
Hewlett-Packard Co.	113,660	2,551,667
Western Digital Corp.*	36,100	928,492

		12,907,820

Construction & Engineering — 0.4%
KBR, Inc.	8,800	207,944
URS Corp.*	32,100	952,086

		1,160,030

Consumer Finance — 0.6%
Nelnet, Inc. (Class A Stock)	22,100	415,038

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Consumer Finance (cont’d.)
SLM Corp.	101,200	$1,259,940

		1,674,978

Containers & Packaging — 0.7%
Rock-Tenn Co. (Class A Stock)	11,500	559,820
Sealed Air Corp.	71,900	1,200,730

		1,760,550

Distributors — 0.9%
Genuine Parts Co.	33,800	1,717,040
LKQ Corp.*	21,100	509,776

		2,226,816

Diversified Consumer Services — 0.5%
Capella Education Co.*	9,300	263,934
Career Education Corp.*	20,400	266,220
DeVry, Inc.	10,300	380,688
H&R Block, Inc.	22,600	300,806

		1,211,648

Diversified Financial Services — 3.1%
Bank of America Corp.	178,946	1,095,150
Citigroup, Inc.	90,540	2,319,635
Interactive Brokers Group, Inc. (Class A Stock)	23,400	325,962
JPMorgan Chase & Co.	140,976	4,246,197

		7,986,944

Diversified Telecommunication Services — 2.4%
AT&T, Inc.	173,600	4,951,072
Verizon Communications, Inc.	26,000	956,800
Windstream Corp.	26,800	312,488

		6,220,360

Electric Utilities — 1.4%
American Electric Power Co., Inc.	12,500	475,250
Entergy Corp.	31,100	2,061,619
FirstEnergy Corp.	4,200	188,622
NextEra Energy, Inc.	17,600	950,752

		3,676,243

Electrical Equipment — 1.5%
Emerson Electric Co.	38,600	1,594,566
EnerSys*	6,900	138,138
Hubbell, Inc. (Class B Stock)	4,400	217,976
Rockwell Automation, Inc.	19,600	1,097,600
Thomas & Betts Corp.*	18,300	730,353

		3,778,633

Electronic Equipment, Instruments & Components — 1.7%
Avnet, Inc.*	39,100	1,019,728
AVX Corp.	21,600	256,392
Corning, Inc.	81,400	1,006,104
Dolby Laboratories, Inc. (Class A Stock)*	46,900	1,286,936
Ingram Micro, Inc. (Class A Stock)*	50,200	809,726
SYNNEX Corp.*	1,400	36,680
Vishay Intertechnology, Inc.*	13,900	116,204

		4,531,770

Energy Equipment & Services — 2.6%
Baker Hughes, Inc.	35,700	1,647,912
Halliburton Co.	23,300	711,116
Helix Energy Solutions Group, Inc.*	56,100	734,910

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Helmerich & Payne, Inc.	9,100	$369,460
McDermott International, Inc. (Panama)*	87,100	937,196
Nabors Industries Ltd. (Bermuda)*	11,500	140,990
National Oilwell Varco, Inc.	4,100	210,002
RPC, Inc.	55,800	910,656
Schlumberger Ltd. (Netherlands)	8,900	531,597
SEACOR Holdings, Inc.	8,600	689,806

		6,883,645

Food & Staples Retailing — 2.1%
CVS Caremark Corp.	50,300	1,689,074
Kroger Co. (The)	86,500	1,899,540
Wal-Mart Stores, Inc.	33,800	1,754,220

		5,342,834

Food Products — 2.2%
Archer-Daniels-Midland Co.	41,200	1,022,172
Bunge Ltd. (Bermuda)	24,800	1,445,592
Corn Products International, Inc.	33,600	1,318,464
Fresh Del Monte Produce, Inc. (Cayman Islands)	6,800	157,760
Smart Balance, Inc.*	33,400	197,060
Smithfield Foods, Inc.*	9,000	175,500
Tyson Foods, Inc. (Class A Stock)	74,500	1,293,320

		5,609,868

Gas Utilities — 0.4%
UGI Corp.	36,200	950,974

Healthcare Equipment & Services — 2.9%
Baxter International, Inc.	3,600	202,104
Becton, Dickinson and Co.	11,400	835,848
CareFusion Corp.*	21,100	505,345
Covidien PLC (Ireland)	34,700	1,530,270
Hill-Rom Holdings, Inc.	38,400	1,152,768
Hologic, Inc.*	40,300	612,963
Medtronic, Inc.	15,000	498,600
Sirona Dental Systems, Inc.*	6,000	254,460
Stryker Corp.	21,100	994,443
Zimmer Holdings, Inc.*	16,100	861,350

		7,448,151

Healthcare Providers & Services — 2.8%
Aetna, Inc.	55,000	1,999,250
Community Health Systems, Inc.*	2,000	33,280
Coventry Health Care, Inc.*	15,400	443,674
Health Net, Inc.*	13,000	308,230
Humana, Inc.	5,900	429,107
Medco Health Solutions, Inc.*	9,000	422,010
Providence Service Corp. (The)*	2,200	23,430
UnitedHealth Group, Inc.	27,700	1,277,524
Universal Health Services, Inc. (Class B Stock)	8,400	285,600
WellPoint, Inc.	32,200	2,102,016

		7,324,121

Healthcare Technology — 0.8%
Computer Programs & Systems, Inc.	1,900	125,685
MedAssets, Inc.*	42,000	403,620
SXC Health Solutions Corp. (Canada)*	26,600	1,481,620
Transcend Services, Inc.*	4,100	92,414

		2,103,339

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure — 1.9%
Ameristar Casinos, Inc.	21,600	$346,680
Biglari Holdings, Inc.*	700	207,473
Brinker International, Inc.	4,800	100,416
Carnival Corp. (Panama)	18,300	554,490
CEC Entertainment, Inc.	3,600	102,492
Darden Restaurants, Inc.	17,600	752,400
International Game Technology	14,900	216,497
McDonald’s Corp.	7,900	693,778
Panera Bread Co. (Class A Stock)*	5,100	530,094
Papa John’s International, Inc.*	14,100	428,640
WMS Industries, Inc.*	1,400	24,626
Wyndham Worldwide Corp.	26,000	741,260
Yum! Brands, Inc.	3,600	177,804

		4,876,650

Household Durables — 1.6%
Blyth, Inc.	7,700	426,965
Harman International Industries, Inc.	35,600	1,017,448
Jarden Corp.	21,500	607,590
Leggett & Platt, Inc.	23,900	472,981
Newell Rubbermaid, Inc.	22,600	268,262
Tupperware Brands Corp.	13,200	709,368
Whirlpool Corp.	13,300	663,803

		4,166,417

Household Products — 1.5%
Colgate-Palmolive Co.	3,600	319,248
Kimberly-Clark Corp.	10,300	731,403
Procter & Gamble Co. (The)	40,400	2,552,472
Spectrum Brands Holdings, Inc.*	11,000	259,820

		3,862,943

Independent Power Producers & Energy Traders — 0.6%
AES Corp. (The)*	169,600	1,655,296

Industrial Conglomerates — 1.8%
General Electric Co.	310,470	4,731,563

Insurance — 4.0%
Aflac, Inc.	52,600	1,838,370
American Financial Group, Inc.	26,300	817,141
American International Group, Inc.*	9,600	210,720
Assurant, Inc.	28,200	1,009,560
Berkshire Hathaway, Inc. (Class B Stock)*	20,400	1,449,216
Erie Indemnity Co. (Class A Stock)	2,900	206,422
FBL Financial Group, Inc. (Class A Stock)	9,800	260,876
Genworth Financial, Inc. (Class A Stock)*	165,500	949,970
Lincoln National Corp.	7,700	120,351
MetLife, Inc.	8,800	246,488
Principal Financial Group, Inc.	23,300	528,211
Protective Life Corp.	3,900	60,957
StanCorp Financial Group, Inc.	3,900	107,523
Symetra Financial Corp.	52,800	430,320
Torchmark Corp.	14,800	515,928
Travelers Cos., Inc. (The)	6,500	316,745
Unum Group	59,700	1,251,312

		10,320,110

Internet & Catalog Retail — 0.7%
HSN, Inc.	13,800	457,194
NutriSystem, Inc.	41,900	507,409
priceline.com, Inc.*	2,100	943,866

		1,908,469

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services — 1.7%
Akamai Technologies, Inc.*	74,600	$1,483,048
Dice Holdings, Inc.*	7,700	60,214
Google, Inc. (Class A Stock)*	3,000	1,543,140
Infospace, Inc.*	3,600	30,096
Liquidity Services, Inc.*	22,800	731,196
NIC, Inc.	9,000	103,050
Perficient, Inc.*	6,700	49,044
VistaPrint NV (Netherlands)*	13,200	356,796

		4,356,584

IT Services — 3.9%
DST Systems, Inc.	6,300	276,129
Fidelity National Information Services, Inc.	25,800	627,456
Fiserv, Inc.*	15,600	792,012
International Business Machines Corp.	18,800	3,290,564
Lender Processing Services, Inc.	28,300	387,427
MasterCard, Inc. (Class A Stock)	8,000	2,537,280
SAIC, Inc.*	28,100	331,861
Visa, Inc. (Class A Stock)	22,500	1,928,700

		10,171,429

Leisure Equipment & Products — 0.8%
Hasbro, Inc.	15,600	508,716
Polaris Industries, Inc.	26,600	1,329,202
Sturm Ruger & Co., Inc.	13,000	337,740

		2,175,658

Life Sciences Tools & Services — 1.5%
Bruker Corp.*	22,300	301,719
Life Technologies Corp.*	28,300	1,087,569
PerkinElmer, Inc.	52,400	1,006,604
Thermo Fisher Scientific, Inc.*	32,000	1,620,480

		4,016,372

Machinery — 3.9%
AGCO Corp.*	7,400	255,818
Cummins, Inc.	21,500	1,755,690
Deere & Co.	1,400	90,398
Eaton Corp.	14,200	504,100
Gardner Denver, Inc.	24,500	1,556,975
Ingersoll-Rand PLC (Ireland)	47,400	1,331,466
Kennametal, Inc.	17,700	579,498
Lincoln Electric Holdings, Inc.	8,500	246,585
Meritor, Inc.*	29,100	205,446
NACCO Industries, Inc. (Class A Stock)	2,400	152,160
PACCAR, Inc.	7,600	257,032
Parker Hannifin Corp.	23,900	1,508,807
Timken Co.	38,800	1,273,416
Toro Co. (The)	8,500	418,795

		10,136,186

Media — 3.5%
Comcast Corp. (Class A Stock)	97,400	2,035,660
DIRECTV (Class A Stock)*	32,500	1,373,125
DISH Network Corp. (Class A Stock)*	43,800	1,097,628
Gannett Co., Inc.	35,800	341,174
Global Sources Ltd. (Bermuda)*	15,700	106,289
Liberty Media Corp. - Capital (Class A Stock)*	12,200	806,664
Liberty Media Corp. - Liberty Starz (Class A Stock)*	7,700	489,412
News Corp. (Class A Stock)	29,900	462,553

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Scripps Networks Interactive, Inc. (Class A Stock)	1,800	$66,906
Viacom, Inc. (Class B Stock)	26,300	1,018,862
Walt Disney Co. (The)	25,900	781,144
Washington Post Co. (The) (Class B Stock)	1,400	457,758

		9,037,175

Metals & Mining — 3.5%
Alcoa, Inc.	148,600	1,422,102
Century Aluminum Co.*	30,700	274,458
Cliffs Natural Resources, Inc.	800	40,936
Coeur d’Alene Mines Corp.*	52,700	1,129,888
Commercial Metals Co.	42,500	404,175
Freeport-McMoRan Copper & Gold, Inc.	60,300	1,836,135
Globe Specialty Metals, Inc.	4,100	59,532
Noranda Aluminum Holding Corp.*	22,800	190,380
Reliance Steel & Aluminum Co.	39,700	1,350,197
Schnitzer Steel Industries, Inc. (Class A Stock)	28,600	1,052,480
Steel Dynamics, Inc.	130,400	1,293,568

		9,053,851

Multiline Retail — 0.8%
Kohl’s Corp.	40,600	1,993,460
Macy’s, Inc.	4,000	105,280

		2,098,740

Multi-Utilities — 1.2%
MDU Resources Group, Inc.	21,900	420,261
PG&E Corp.	19,500	825,045
Sempra Energy	36,900	1,900,350

		3,145,656

Office Electronics — 0.3%
Xerox Corp.	100,300	699,091

Oil, Gas & Consumable Fuels — 12.1%
Apache Corp.	23,300	1,869,592
Chevron Corp.	64,946	6,008,804
ConocoPhillips	61,100	3,868,852
CONSOL Energy, Inc.	40,800	1,384,344
Devon Energy Corp.	25,300	1,402,632
Exxon Mobil Corp.	118,600	8,613,918
Hess Corp.	19,500	1,022,970
Hollyfrontier Corp.	26,600	697,452
Marathon Oil Corp.	47,100	1,016,418
Marathon Petroleum Corp.	36,850	997,161
Murphy Oil Corp.	16,400	724,224
Occidental Petroleum Corp.	36,500	2,609,750
Peabody Energy Corp.	12,800	433,664
Valero Energy Corp.	46,300	823,214

		31,472,995

Paper & Forest Products — 0.1%
Domtar Corp.	2,300	156,791

Personal Products — 0.9%
Avon Products, Inc.	27,800	544,880
Herbalife Ltd. (Cayman Islands)	31,000	1,661,600
Medifast, Inc.*	4,900	79,135

		2,285,615

Pharmaceuticals — 4.8%
Abbott Laboratories	62,800	3,211,592

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Eli Lilly & Co.	41,500	$1,534,255
Johnson & Johnson	39,000	2,484,690
Merck & Co., Inc.	83,900	2,744,369
Pfizer, Inc.	99,305	1,755,712
Warner Chilcott PLC (Ireland) (Class A Stock)*	60,700	868,010

		12,598,628

Professional Services — 0.4%
Equifax, Inc.	25,100	771,574
Insperity, Inc.	1,900	42,275
Manpower, Inc.	7,100	238,702

		1,052,551

Real Estate Investment Trusts — 2.4%
American Capital Agency Corp.	4,900	132,790
Annaly Capital Management, Inc., REIT	35,400	588,702
Apollo Commercial Real Estate Finance, Inc.	4,900	64,533
Ashford Hospitality Trust, Inc.	55,200	387,504
Brandywine Realty Trust	15,600	124,956
Cedar Shopping Centers, Inc.	6,800	21,148
Chatham Lodging Trust	11,000	109,120
Chimera Investment Corp.	185,200	513,004
Colony Financial, Inc.	10,700	138,244
CommonWealth REIT	45,525	863,609
Duke Realty Corp.	64,000	672,000
Hospitality Properties Trust	42,000	891,660
Inland Real Estate Corp.	79,200	578,160
Invesco Mortgage Capital, Inc.	14,500	204,885
Resource Capital Corp.	28,400	142,000
Sabra Healthcare REIT, Inc.	14,900	142,146
Sunstone Hotel Investors, Inc.*	89,900	511,531
Winthrop Realty Trust	28,000	243,320

		6,329,312

Real Estate Management & Development — 0.4%
Jones Lang LaSalle, Inc.	20,100	1,041,381

Road & Rail — 1.6%
Amerco, Inc.*	3,000	187,350
CSX Corp.	78,800	1,471,196
Norfolk Southern Corp.	19,000	1,159,380
Union Pacific Corp.	14,900	1,216,883

		4,034,809

Semiconductors & Semiconductor Equipment — 3.1%
Altera Corp.	14,600	460,338
Applied Materials, Inc.	111,900	1,158,165
Brooks Automation, Inc.	5,800	47,270
Entegris, Inc.*	38,200	243,716
Fairchild Semiconductor International, Inc.*	26,300	284,040
Intel Corp.	89,180	1,902,209
KLA-Tencor Corp.	2,500	95,700
Marvell Technology Group Ltd. (Bermuda)*	65,800	956,074
Maxim Integrated Products, Inc.	3,300	76,989
NVIDIA Corp.*	15,600	195,000
PMC - Sierra, Inc.*	210,200	1,256,996
Tessera Technologies, Inc.*	9,500	113,430
Texas Instruments, Inc.	18,500	493,025
Veeco Instruments, Inc.*	37,300	910,120

		8,193,072

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software — 5.5%
ACI Worldwide, Inc.*	8,600	$236,844
Activision Blizzard, Inc.	60,200	716,380
Adobe Systems, Inc.*	14,200	343,214
Autodesk, Inc.*	19,500	541,710
BMC Software, Inc.*	32,000	1,233,920
CA, Inc.	72,200	1,401,402
FactSet Research Systems, Inc.	8,400	747,348
Microsoft Corp.	188,800	4,699,232
Oracle Corp.	108,100	3,106,794
Symantec Corp.*	74,000	1,206,200

		14,233,044

Specialty Retail — 1.8%
Chico’s FAS, Inc.	9,000	102,870
Guess?, Inc.	27,700	789,173
PetSmart, Inc.	27,400	1,168,610
Ross Stores, Inc.	15,400	1,211,826
Select Comfort Corp.*	8,000	111,760
Shoe Carnival, Inc.*	9,800	231,280
Signet Jewelers Ltd. (Bermuda)*	4,900	165,620
Williams-Sonoma, Inc.	31,300	963,727

		4,744,866

Textiles, Apparel & Luxury Goods — 1.1%
Coach, Inc.	34,300	1,777,769
True Religion Apparel, Inc.*	41,000	1,105,360

		2,883,129

Thrifts & Mortgage Finance — 0.1%
First Niagara Financial Group, Inc.	9,000	82,350
Hudson City Bancorp, Inc.	13,600	76,976
Washington Federal, Inc.	9,000	114,660

		273,986

Tobacco — 1.3%
Lorillard, Inc.	18,500	2,047,950
Philip Morris International, Inc.	19,950	1,244,481

		3,292,431

Trading Companies & Distributors — 0.4%
DXP Enterprises, Inc.*	11,500	216,545
Houston Wire & Cable Co.	10,600	121,794
Interline Brands, Inc.*	14,200	182,754
Kaman Corp.	18,000	501,300

		1,022,393

Water Utilities — 0.4%
American Water Works Co., Inc.	32,100	968,778
California Water Service Group	2,200	38,962

		1,007,740

Wireless Telecommunication Services — 0.8%
MetroPCS Communications, Inc.*	151,000	1,315,210
NII Holdings, Inc.*	12,800	344,960
Sprint Nextel Corp.*	18,500	56,240
Telephone & Data Systems, Inc.	12,700	269,875

		1,986,285

TOTAL LONG-TERM INVESTMENTS
(cost $370,076,795)		330,641,964

		Shares	Value
SHORT-TERM INVESTMENTS — 1.4%
AFFILIATED MONEY MARKET MUTUAL FUND — 1.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $2,749,848)(w)		2,749,848	$2,749,848

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.4%
U.S. Treasury Bills
0.030%	12/15/11	$210	209,994
0.040%	12/15/11	150	149,996
0.090%	12/15/11	160	159,995
0.100%	12/15/11	450	449,986

TOTAL U.S. TREASURY OBLIGATIONS (cost $969,855)			969,971

TOTAL SHORT-TERM INVESTMENTS (cost $3,719,703)			3,719,819

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 128.6%
(cost $373,796,498)			334,361,783

		Shares
SECURITIES SOLD SHORT — (28.7)%
COMMON STOCKS
Aerospace & Defense — (0.2)%
Textron, Inc.		30,000	(529,200)

Air Freight & Logistics — (0.5)%
Expeditors International of Washington, Inc.		8,800	(356,840)
UTi Worldwide, Inc. (British Virgin Islands)		68,500	(893,240)

			(1,250,080)

Auto Components — (0.1)%
BorgWarner, Inc.*		4,400	(266,332)

Biotechnology — (1.6)%
Amylin Pharmaceuticals, Inc.*		41,600	(383,968)
BioMarin Pharmaceutical, Inc.*		21,100	(672,457)
Human Genome Sciences, Inc.*		119,900	(1,521,531)
Regeneron Pharmaceuticals, Inc.*		27,000	(1,571,400)

			(4,149,356)

Building Products — (0.3)%
Masco Corp.		104,700	(745,464)
USG Corp.*		8,900	(59,897)

			(805,361)

Capital Markets
Greenhill & Co., Inc.		4,300	(122,937)

Chemicals — (1.7)%
Ecolab, Inc.		15,800	(772,462)
Intrepid Potash, Inc.*		40,400	(1,004,748)
Scotts Miracle-Gro Co. (The) (Class A Stock)		16,700	(744,820)
Sensient Technologies Corp.		29,300	(953,715)
Sherwin-Williams Co. (The)		12,000	(891,840)

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Sigma-Aldrich Corp.	2,000	$(123,580)

		(4,491,165)

Commercial Banks — (0.1)%
BancorpSouth, Inc.	11,600	(101,848)
Cullen/Frost Bankers, Inc.	3,000	(137,580)

		(239,428)

Commercial Services & Supplies — (0.6)%
Iron Mountain, Inc.	12,100	(382,602)
Mine Safety Appliances Co.	4,000	(107,840)
Stericycle, Inc.*	2,700	(217,944)
Waste Connections, Inc.	24,700	(835,354)

		(1,543,740)

Communications Equipment — (0.5)%
Ciena Corp.*	107,200	(1,200,640)
Echostar Corp. (Class A Stock)*	8,800	(198,968)

		(1,399,608)

Containers & Packaging — (0.2)%
Aptargroup, Inc.	2,200	(98,274)
Bemis Co., Inc.	17,800	(521,718)

		(619,992)

Diversified Consumer Services — (0.2)%
Matthews International Corp. (Class A Stock)	18,800	(578,288)

Diversified Financial Services — (0.5)%
Intercontinentalexchange, Inc.*	1,600	(189,216)
MSCI, Inc. (Class A Stock)*	37,100	(1,125,243)

		(1,314,459)

Electric Utilities — (0.1)%
Hawaiian Electric Industries, Inc.	5,900	(143,252)

Electrical Equipment — (0.1)%
GrafTech International Ltd.*	17,300	(219,710)

Electronic Equipment, Instruments & Components — (0.8)%
FLIR Systems, Inc.	53,300	(1,335,165)
National Instruments Corp.	23,800	(544,068)
Vishay Precision Group, Inc.*	9,200	(121,256)

		(2,000,489)

Energy Equipment & Services — (0.8)%
CARBO Ceramics, Inc.	9,800	(1,004,794)
Dresser-Rand Group, Inc.*	14,600	(591,738)
FMC Technologies, Inc.*	3,900	(146,640)
TETRA Technologies, Inc.*	18,400	(142,048)
Tidewater, Inc.	4,800	(201,840)

		(2,087,060)

Food Products — (0.1)%
Green Mountain Coffee Roasters, Inc.*	2,400	(223,056)

Healthcare Equipment & Services — (0.2)%
Edwards Lifesciences Corp.*	6,600	(470,448)

Healthcare Providers & Services — (1.4)%
Brookdale Senior Living, Inc.*	62,300	(781,242)
Catalyst Health Solutions, Inc.*	14,800	(853,812)
Henry Schein, Inc.*	6,700	(415,467)

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Providers & Services (cont’d.)
Omnicare, Inc.	49,100	$(1,248,613)
WellCare Health Plans, Inc.*	9,800	(372,204)

		(3,671,338)

Hotels, Restaurants & Leisure — (0.6)%
Las Vegas Sands Corp.*	8,600	(329,724)
Scientific Games Corp. (Class A Stock)*	32,900	(234,248)
Starwood Hotels & Resorts Worldwide, Inc.	23,000	(892,860)

		(1,456,832)

Household Durables — (1.7)%
D.R. Horton, Inc.	148,500	(1,342,440)
KB Home	14,900	(87,314)
Lennar Corp. (Class A Stock)	92,100	(1,247,034)
MDC Holdings, Inc.	17,600	(298,144)
NVR, Inc.*	700	(422,786)
Toll Brothers, Inc.*	73,400	(1,059,162)

		(4,456,880)

Independent Power Producers & Energy Traders — (0.3)%
Calpine Corp.*	47,500	(668,800)

Industrial Conglomerates — (0.4)%
Danaher Corp.	22,600	(947,844)

Insurance — (1.0)%
Markel Corp.*	500	(178,565)
Old Republic International Corp.	122,500	(1,092,700)
RenaissanceRe Holdings Ltd. (Bermuda)	21,300	(1,358,940)

		(2,630,205)

Internet Software & Services — (0.6)%
AOL, Inc.*	81,800	(981,600)
Equinix, Inc.*	5,400	(479,682)

		(1,461,282)

IT Services — (0.8)%
Corelogic, Inc.*	8,100	(86,427)
Genpact Ltd. (Bermuda)*	32,600	(469,114)
Teradata Corp.*	16,600	(888,598)
VeriFone Systems, Inc.*	21,200	(742,424)

		(2,186,563)

Life Sciences Tools & Services — (0.5)%
Bio-Rad Laboratories, Inc. (Class A Stock)*	2,000	(181,540)
Illumina, Inc.*	26,700	(1,092,564)

		(1,274,104)

Machinery — (1.2)%
Flowserve Corp.	11,300	(836,200)
Joy Global, Inc.	15,700	(979,366)
Manitowoc Co., Inc. (The)	47,200	(316,712)
Trinity Industries, Inc.	41,900	(897,079)

		(3,029,357)

Marine
Kirby Corp.*	2,600	(136,864)

Media — (0.7)%
DreamWorks Animation SKG, Inc. (Class A Stock)*	32,400	(589,032)
Lamar Advertising Co. (Class A Stock)*	43,900	(747,617)
Liberty Global, Inc. (Class A Stock)*	3,700	(133,866)

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Regal Entertainment Group (Class A Stock)	26,800	$(314,632)

		(1,785,147)

Metals & Mining — (2.3)%
Allegheny Technologies, Inc.	30,600	(1,131,894)
Allied Nevada Gold Corp.*	39,400	(1,410,914)
Carpenter Technology Corp.	40,000	(1,795,600)
Molycorp, Inc.*	24,300	(798,741)
Royal Gold, Inc.	7,700	(493,262)
United States Steel Corp.	20,200	(444,602)

		(6,075,013)

Multiline Retail — (0.4)%
J.C. Penney Co., Inc.	36,300	(972,114)

Multi-Utilities — (0.4)%
Consolidated Edison, Inc.	20,600	(1,174,612)

Oil, Gas & Consumable Fuels — (2.1)%
Alpha Natural Resources, Inc.*	43,000	(760,670)
Brigham Exploration Co.*	59,700	(1,508,022)
Comstock Resources, Inc.*	51,700	(799,282)
Pioneer Natural Resources Co.	1,400	(92,078)
Quicksilver Resources, Inc.*	36,400	(275,912)
SandRidge Energy, Inc.*	149,800	(832,888)
Sunoco, Inc.	28,700	(889,987)
Teekay Corp. (Marshall Islands)	17,400	(393,414)

		(5,552,253)

Professional Services — (0.7)%
FTI Consulting, Inc.*	34,400	(1,266,264)
IHS, Inc. (Class A Stock)*	6,800	(508,708)
Navigant Consulting, Inc.*	8,700	(80,649)

		(1,855,621)

Real Estate Investment Trusts — (0.7)%
AvalonBay Communities, Inc.	1,400	(159,670)
Boston Properties, Inc.	900	(80,190)
Essex Property Trust, Inc.	500	(60,020)
Federal Realty Investment Trust	6,500	(535,665)
Plum Creek Timber Co., Inc.	28,000	(971,880)

		(1,807,425)

Semiconductors & Semiconductor Equipment — (1.3)%
Cree, Inc.*	54,000	(1,402,920)
Microchip Technology, Inc.	51,000	(1,586,610)
ON Semiconductor Corp.*	37,900	(271,743)

		(3,261,273)

Software — (0.9)%
Ariba, Inc.*	3,000	(83,130)
Rovi Corp.*	30,100	(1,293,698)
salesforce.com, Inc.*	8,800	(1,005,664)

		(2,382,492)

Specialty Retail — (0.3)%
Tiffany & Co.	11,900	(723,758)

Textiles, Apparel & Luxury Goods — (1.0)%
Deckers Outdoor Corp.*	12,900	(1,203,054)
Under Armour, Inc. (Class A Stock)*	20,400	(1,354,764)

		(2,557,818)

Trading Companies & Distributors — (0.8)%
Air Lease Corp.*	17,200	(330,240)

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
Fastenal Co.	11,300	$(376,064)
GATX Corp.	45,700	(1,416,243)

		(2,122,547)

TOTAL SECURITIES SOLD SHORT (proceeds received $90,740,424)		(74,644,103)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 99.9% (cost $283,056,074)		259,717,680
Other assets in excess of liabilities(x) — 0.1%		215,029

NET ASSETS — 100.0%		$259,932,709

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Financial futures contracts open at September 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized Depreciation(1)
Long Positions:
57	S&P 500 E-Mini	Dec. 2011	$3,395,500	$3,209,100	$(186,400)
10	S&P MID 400 E-Mini	Dec. 2011	851,050	778,900	(72,150)

					$(258,550)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2011.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$330,641,964	$—	$—
U.S. Treasury Obligations	—	969,971	—
Affiliated Money Market Mutual Fund	2,749,848	—	—
Short Sales – Common Stocks	(74,644,103)	—	—
Other Financial Instruments*
Futures	(258,550)	—	—

Total	$258,489,159	$969,971	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST QUANTITATIVE MODELING PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
AFFILIATED MUTUAL FUNDS
AST BlackRock Value Portfolio	321,254	$2,409,408
AST Federated Aggressive Growth Portfolio	20,121	143,060
AST Goldman Sachs Concentrated Growth Portfolio	98,082	2,374,554
AST Goldman Sachs Large-Cap Value Portfolio	60,374	807,197
AST Goldman Sachs Mid-Cap Growth Portfolio	32,034	140,309
AST Goldman Sachs Small-Cap Value Portfolio	12,495	111,080
AST High Yield Portfolio	76,059	516,438
AST International Growth Portfolio	229,300	2,132,486
AST International Value Portfolio	166,676	2,158,459
AST Investment Grade Bond Portfolio	2,668,917	15,960,125
AST Jennison Large-Cap Growth Portfolio*	168,555	1,901,303
AST Jennison Large-Cap Value Portfolio	117,286	1,186,935
AST Large-Cap Value Portfolio	325,796	3,671,726
AST Lord Abbett Core Fixed-Income Portfolio	70,687	790,983
AST Marsico Capital Growth Portfolio	137,535	2,344,975
AST MFS Growth Portfolio	164,026	1,441,785
AST Mid-Cap Value Portfolio	26,083	264,218
AST Money Market Portfolio	3	3
AST Neuberger Berman Mid-Cap Growth Portfolio*	7,192	142,614
AST Parametric Emerging Markets Equity Portfolio	86,893	665,601
AST PIMCO Limited Maturity Bond Portfolio	14,929	156,458

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST PIMCO Total Return Bond Portfolio	417,510	$4,901,565
AST Small-Cap Growth Portfolio*	12,269	223,043
AST Small-Cap Value Portfolio	23,576	258,393
AST T. Rowe Price Large-Cap Growth Portfolio*	128,233	1,416,972
AST T. Rowe Price Natural Resources Portfolio	10,599	182,096
AST Western Asset Core Plus Bond Portfolio	182,154	1,923,550

TOTAL AFFILIATED MUTUAL FUNDS (cost $50,359,747)(w)		48,225,336

SHORT-TERM INVESTMENT — 1.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $829,315)(w)	829,315	829,315

TOTAL INVESTMENTS — 100.6% (cost $51,189,062)		49,054,651
Liabilities in excess of other assets — (0.6)%		(284,947)

NET ASSETS — 100.0%		$48,769,704

*	Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$49,054,651	$—	$—

Total	$49,054,651	$—	$—

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.8%
COMMON STOCKS — 39.5%
Australia — 1.1%
Adelaide Brighton Ltd.	269,849	$680,294
Aditya Birla Minerals Ltd.	131,468	107,088
BHP Billiton Ltd.	77,732	2,573,737
Caltex Australia Ltd.	49,503	510,206
Campbell Brothers Ltd.	7,123	283,784
Carsales.com Ltd.	26,883	122,202
Charter Hall Retail, REIT	50,001	150,247
Coal & Allied Industries Ltd.	13,608	1,619,800
Cochlear Ltd.	15,637	693,182
CSL Ltd.	61,476	1,745,260
David Jones Ltd.	389,863	1,120,973
Echo Entertainment Group Ltd.*	147,195	519,907
Grange Resources Ltd.	355,576	134,008
Investa Office Fund, REIT	1,708,831	996,289
Iress Market Technology Ltd.	41,247	276,577
JB Hi-Fi Ltd.	48,769	706,656
Medusa Mining Ltd.	48,249	315,803
Metcash Ltd.	167,421	659,980
Monadelphous Group Ltd.	38,484	637,637
Mount Gibson Iron Ltd.	561,826	708,949
Navitas Ltd.	116,100	427,331
New Hope Corp. Ltd.	198,569	1,023,650
OZ Minerals Ltd.	74,613	664,708
Panoramic Resources Ltd.	105,048	118,096
Perilya Ltd.*	283,604	126,035
Platinum Asset Management Ltd.	49,811	181,617
Premier Investments Ltd.	7,415	37,351
Rio Tinto Ltd.	43,742	2,562,116
Tabcorp Holdings Ltd.	101,840	250,955
Telstra Corp. Ltd.	392,383	1,168,603
Watpac Ltd.	1,077	1,305
Woolworths Ltd.	128,000	3,058,754
WorleyParsons Ltd.	57,212	1,427,528
Wotif.com Holdings Ltd.	24,611	93,181

		25,703,809

Austria — 0.1%
Oesterreichische Post AG	18,327	521,218
OMV AG	35,394	1,053,552
Raiffeisen Bank International AG	8,394	242,977
Voestalpine AG	2,623	75,824

		1,893,571

Belgium — 0.2%
Ageas	71,275	122,744
Bekaert SA	5,992	243,950
Belgacom SA	22,783	685,674
Colruyt SA	20,759	862,391
Compagnie Maritime Belge SA	1,490	34,533
Delhaize Group SA	12,699	742,371
KBC Groep NV	16,180	373,285
Mobistar SA	45,301	2,586,091

		5,651,039

Bermuda — 0.3%
Arch Capital Group Ltd.*(a)	68,100	2,225,167
Assured Guaranty Ltd.	23,700	260,463
Catlin Group Ltd.	48,425	280,426
Hiscox Ltd.	2,545	14,566
Lancashire Holdings Ltd.	53,852	577,957

	Shares	Value
COMMON STOCKS (Continued)
Bermuda (cont’d.)
Lazard Ltd. (Class A Stock)	63,800	$1,346,180
Nabors Industries Ltd.*	28,800	353,088
PartnerRe Ltd.	36,900	1,928,763
Validus Holdings Ltd.	12,100	301,532

		7,288,142

Brazil — 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR(a)	5,000	231,750
Cia de Saneamento de Minas Gerais-COPASA	18,400	288,294
Cia Energetica de Minas Gerais, ADR	35,929	533,186
CPFL Energia SA	20,987	229,375
EDP - Energias do Brasil SA	8,300	165,536
Light SA	81,400	1,071,480
Natura Cosmeticos SA	43,900	747,135
Souza Cruz SA	84,720	843,933

		4,110,689

Canada — 1.6%
Agrium, Inc.	48,600	3,234,898
Alimentation Couche Tard, Inc. (Class B Stock)	66,800	1,874,148
Amerigo Resources Ltd.	34,700	22,186
Atco Ltd. (Class I Stock)	2,500	147,700
Bank of Montreal	38,800	2,172,341
Baytex Energy Corp.	36,700	1,534,332
BCE, Inc.	16,000	599,905
Bird Construction, Inc.	3,800	35,900
Canadian Oil Sands Ltd.	86,600	1,685,060
Cascades, Inc.	14,200	52,849
Centerra Gold, Inc.	12,400	230,866
CGI Group, Inc. (Class A Stock)*	64,000	1,203,779
Chorus Aviation, Inc.	61,300	224,632
CI Financial Corp.	3,100	61,355
Cominar Real Estate Investment Trust	3,600	73,828
Davis & Henderson Income Corp.	28,700	456,012
Domtar Corp.	6,300	429,471
Genivar, Inc.	2,200	44,613
Genworth MI Canada, Inc.	8,400	162,164
Gildan Activewear, Inc.	36,900	957,801
Husky Energy, Inc.	53,600	1,160,592
Industrial Alliance Insurance and Financial Services, Inc.	64,100	1,893,822
Labrador Iron Ore Royalty Corp.	10,800	340,727
Laurentian Bank of Canada	6,800	290,650
Magna International, Inc.	22,300	737,375
Metro, Inc. (Class A Stock)	24,200	1,058,158
Nexen, Inc.	15,900	247,323
North West Co., Inc. (The)	4,100	73,909
Pacific Rubiales Energy Corp.	45,300	959,691
Pan American Silver Corp.	18,200	490,301
Pason Systems, Inc.	43,500	552,934
Petrobank Energy & Resources Ltd.*	22,500	136,344
Power Corp. of Canada	86,200	1,889,507
Power Financial Corp.	33,600	822,766
Research In Motion Ltd.*	137,200	2,796,633
Rogers Communications, Inc. (Class B Stock)	85,500	2,926,696
Rogers Sugar, Inc.	7,800	37,962
Royal Bank of Canada	21,200	972,299

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Canada (cont’d.)
Shoppers Drug Mart Corp.	46,500	$1,812,697
Stantec, Inc.*	4,500	100,272
Sun Life Financial, Inc.	15,000	358,288
Transglobe Energy Corp.*	34,400	277,065
Trican Well Service Ltd.	80,800	1,145,804
Wajax Corp.	9,200	280,065
Yamana Gold, Inc.	71,000	969,860

		37,535,580

Chile
Administradora de Fondos de Pensiones
Provida SA	7,172	27,465
Almendral SA	462,656	61,833
Cia Cervecerias Unidas SA	4,987	52,247
Empresa Nacional de Telecomunicaciones SA	38,109	732,354

		873,899

China — 0.5%
Bank of China Ltd. (Class H Stock)	1,144,200	353,811
China Automotive Systems, Inc.*	7,100	33,512
China Construction Bank Corp. (Class H Stock)	662,000	400,401
China Green Agriculture, Inc.*(a)	21,200	101,548
China Information Technology, Inc.*	29,400	27,048
China Petroleum & Chemical Corp. (Class H Stock)	1,100,000	1,057,880
China Shenhua Energy Co. Ltd. (Class H Stock)	364,500	1,429,224
China Sky One Medical, Inc.*(a)	11,400	25,308
China Wireless Technologies Ltd.	1,104,000	150,324
China Zhongwang Holdings Ltd.	384,400	131,876
China-Biotics, Inc.*(a)	21,400	11,342
Dongfeng Motor Group Co. Ltd. (Class H Stock)	844,000	1,144,203
Dongyue Group	626,000	309,618
Great Wall Motor Co. Ltd. (Class H Stock)	449,500	511,909
Great Wall Technology Co. Ltd. (Class H Stock)	82,000	16,293
Haitian International Holdings Ltd.	63,000	48,976
Industrial & Commercial Bank of China Ltd.
(Class H Stock)	701,000	338,506
Minth Group Ltd.	62,000	56,138
PetroChina Co. Ltd. (Class H Stock)	926,000	1,121,661
Shenzhou International Group Holdings Ltd.	376,000	406,011
Trina Solar Ltd., ADR*	13,800	83,904
Universal Travel Group*(a)	29,800	45,594
Weichai Power Co. Ltd. (Class H Stock)	219,000	994,988
Yangzijiang Shipbuilding Holdings Ltd.	1,594,000	1,064,550
Yanzhou Coal Mining Co. Ltd. (Class H Stock)	672,000	1,429,888
Zhaojin Mining Industry Co. Ltd. (Class H Stock)	120,000	199,616
Zhejiang Expressway Co. Ltd. (Class H Stock)	290,000	175,422
Zijin Mining Group Co. Ltd. (Class H Stock)	1,074,000	311,870

		11,981,421

Colombia — 0.1%
Petrominerales Ltd.	82,800	1,627,713

	Shares	Value
COMMON STOCKS (Continued)
Cyprus
Songa Offshore SE*	86,643	$266,881

Czech Republic — 0.1%
CEZ A/S	51,687	1,980,478
Telefonica Czech Republic A/S	34,298	729,717

		2,710,195

Denmark — 0.3%
AP Moller - Maersk A/S (Class B Stock)	198	1,163,096
D/S Norden	7,644	210,395
H. Lundbeck A/S	178,916	3,404,725
Topdanmark A/S*	6,108	955,928

		5,734,144

Finland — 0.2%
Nokia Oyj	99,703	563,796
Orion Oyj (Class B Stock)	137,098	2,760,613
Pohjola Bank PLC (Class A Stock)	11,426	120,201
Sampo Oyj (Class A Stock)	6,731	169,065
Stora Enso Oyj (Class R Stock)	86,599	506,874
UPM-Kymmene Oyj	40,283	455,077

		4,575,626

France — 0.8%
Alten Ltd.	2,204	59,514
April	2,005	30,676
Arkema SA	10,810	625,994
AXA SA	27,733	360,802
BNP Paribas SA	75,619	2,981,092
Bouygues SA	10,754	355,756
Cegid Group	897	18,681
Christian Dior SA	4,624	517,711
CNP Assurances SA	173,126	2,549,098
Credit Agricole SA	22,211	152,752
Eiffage SA	2,393	73,813
Euler Hermes SA	8,670	523,260
Fonciere des Regions, REIT	5,706	398,031
France Telecom SA	25,185	412,198
GDF Suez	15,500	460,530
M6-Metropole Television SA	56,304	912,879
Natixis SA	131,691	414,268
Neopost SA	4,417	323,878
NetGem SA	10,302	38,552
Nexity SA	7,732	214,541
Plastic Omnium SA	8,949	211,509
Rallye SA	8,461	243,084
Sanofi	17,735	1,166,549
SCOR SE	32,957	710,916
Societe Generale SA	28,559	747,609
Total SA	26,742	1,179,838
Valeo SA	10,236	430,272
Vinci SA	16,395	703,212
Vivendi SA	80,535	1,639,682

		18,456,697

Gabon
Total Gabon	888	339,210

Germany — 0.6%
Aixtron SE NA	24,688	358,150
Allianz SE	6,952	651,604
Aurubis AG	13,455	680,277
Axel Springer AG	9,836	338,536

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Germany (cont’d.)
BASF SE	59,547	$3,630,299
Bayerische Motoren Werke AG	16,278	1,075,342
Bechtle AG	2,396	79,751
Cewe Color Holding AG	975	37,056
Commerzbank AG*	98,312	246,387
Deutsche Bank AG	4,793	166,083
Fielmann AG	5,156	516,376
Gerry Weber International AG	4,902	139,479
Hannover Rueckversicherung AG	8,262	373,537
K+S AG	25,787	1,349,923
Rational AG	835	187,444
RWE AG	13,461	496,551
SMA Solar Technology AG	14,969	775,290
Wacker Chemie AG	16,506	1,465,396
Wincor Nixdorf AG	9,244	415,049

		12,982,530

Greece — 0.1%
Hellenic Petroleum SA	7,311	57,157
Jumbo SA	40,000	206,521
OPAP SA	152,158	1,534,678
Safe Bulkers, Inc.	4,600	28,474

		1,826,830

Guernsey — 0.3%
Amdocs Ltd.*	72,900	1,977,048
HICL Infrastructure Co. Ltd.	2,630,383	4,750,961
Resolution Ltd.	69,054	264,607

		6,992,616

Hong Kong — 0.8%
ASM Pacific Technology Ltd.	135,000	1,317,769
Cafe de Coral Holdings Ltd.	96,000	227,666
Cathay Pacific Airways Ltd.	382,000	623,437
Champion, REIT	65,000	24,831
Chaoda Modern Agriculture Holdings Ltd.	1,052,000	133,739
Cheung Kong Holdings Ltd.	68,000	737,163
China Green Holdings Ltd.	492,000	92,361
China Mobile Ltd.	320,500	3,132,984
China Pharmaceutical Group Ltd.	696,000	168,326
CNOOC Ltd.	2,195,000	3,529,330
Emperor International Holdings	352,000	49,858
Esprit Holdings Ltd.	202,000	244,641
First Pacific Co. Ltd.	704,000	621,364
Great Eagle Holdings Ltd.	191,000	412,139
GZ1 Real Estate Investment Trust	68,000	29,319
Hopewell Holdings Ltd.	34,000	97,554
Hutchison Telecommunications Hong Kong Holdings Ltd.	580,000	202,402
Kerry Properties Ltd.	273,500	872,971
Kingboard Chemical Holdings Ltd.	85,500	230,306
Lonking Holdings Ltd.	2,236,000	727,255
Norstar Founders Group Ltd.*	84,000	—
Orient Overseas International Ltd.	71,500	285,654
Pacific Textile Holdings Ltd.	79,000	40,492
Ports Design Ltd.	135,000	206,243
Shenzhen Investment Ltd.	206,000	37,717
SIM Technology Group Ltd.	182,000	13,742
SmarTone Telecommunications Holding Ltd.	205,000	307,516
TCL Communication Technology Holdings Ltd.	107,000	43,983

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Television Broadcasts Ltd.	17,000	$92,733
Texwinca Holdings Ltd.	852,000	870,705
TPV Technology Ltd.	702,000	204,910
Transport International Holdings Ltd.	31,600	64,708
VTech Holdings Ltd.	129,200	1,198,823
Wharf Holdings Ltd. (The)	189,000	932,464
Wheelock & Co. Ltd.	76,000	224,863
Xinyi Glass Holdings Ltd.	2,462,000	1,024,425
Xtep International Holdings	128,500	49,528

		19,073,921

Indonesia — 0.4%
Aneka Tambang Tbk PT	1,229,000	207,266
Indo Tambangraya Megah PT	243,000	1,070,792
International Nickel Indonesia Tbk PT	5,449,500	1,853,935
Perusahaan Gas Negara PT	5,726,500	1,721,182
Tambang Batubara Bukit Asam Tbk PT	743,500	1,404,897
Telekomunikasi Indonesia Tbk PT	2,950,000	2,515,985

		8,774,057

Ireland — 0.2%
Accenture PLC (Class A Stock)	37,900	1,996,572
Anglo Irish Bank Corp. PLC, (ISE)*	2,500	—
Anglo Irish Bank Corp. PLC, (XLON)*	20,646	—
Beazley PLC	448,405	808,704
DCC PLC	13,970	351,464
Paddy Power PLC	6,531	338,774
Seagate Technology PLC	23,200	238,496
Total Produce PLC	67,493	34,361

		3,768,371

Israel — 0.5%
Bank Hapoalim BM	699,207	2,414,129
Bank Leumi Le-Israel BM	26,908	82,437
Bezeq Israeli Telecommunication Corp. Ltd. (The)	1,085,057	2,030,274
Cellcom Israel Ltd.	64,503	1,316,845
First International Bank of Israel Ltd.*	4,056	40,529
Israel Chemicals Ltd.	267,978	3,051,813
Israel Discount Bank Ltd. (Class A Stock)*	225,240	330,376
Nova Measuring Instruments Ltd.*	8,200	44,034
Osem Investments Ltd.	2,641	37,221
Partner Communications Co. Ltd.	124,014	1,175,162
Teva Pharmaceutical Industries Ltd., ADR	45,300	1,686,066

		12,208,886

Italy — 0.3%
Assicurazioni Generali SpA	23,396	370,503
Autostrada Torino-Milano SpA	8,981	85,181
Banca Generali SpA	8,255	78,065
Banca Monte dei Paschi di Siena SpA	411,589	228,573
Banca Popolare di Milano Scarl	107,778	268,645
Banco Popolare Scarl	84,134	139,108
Brembo SpA	999	8,807
Danieli & C Officine Meccaniche SpA	11,535	237,643
Enel SpA	47,512	209,728
ENI SpA	49,481	870,503
Intesa Sanpaolo SpA	274,316	430,193
Mediaset SpA	132,050	415,903
Recordati SpA	204,650	1,782,027
Saipem SpA	34,330	1,204,889
Snam Rete Gas SpA	80,690	372,514

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Italy (cont’d.)
Tod’s SpA	5,254	$443,221
UniCredit SpA	254,224	269,571
Unione di Banche Italiane ScpA	36,067	133,519

		7,548,593

Japan — 3.6%
Aeon Mall Co. Ltd.	52,900	1,208,343
Aichi Machine Industry Co. Ltd.	15,000	47,169
Alpen Co. Ltd.	5,200	96,581
Alpine Electronics, Inc.	12,400	159,803
Aoyama Trading Co. Ltd.	14,000	242,768
Arcs Co. Ltd.	3,700	74,173
Asahi Glass Co. Ltd.	52,000	507,688
Autobacs Seven Co. Ltd.	6,300	282,626
Avex Group Holdings, Inc.	13,500	164,847
Bank of Yokohama Ltd. (The)	537,000	2,692,897
Belluna Co. Ltd.	10,150	87,777
Benesse Holdings, Inc.	21,600	956,883
Calsonic Kansei Corp.	48,000	290,438
Charle Co. Ltd.	10,100	58,593
Chiba Bank Ltd. (The)	70,000	485,516
Ckd Corp.	19,700	116,219
CMIC Co. Ltd.	3,300	58,848
Cocokara Fine, Inc.	2,300	63,008
Cosmos Pharmaceutical Corp.	3,900	200,441
Create SD Holdings Co. Ltd.	500	11,653
Dai Nippon Printing Co. Ltd.	24,000	248,187
Daiichikosho Co. Ltd.	3,300	64,808
Daishi Bank Ltd. (The)	67,000	229,242
Daiwa House Industry Co. Ltd.	139,000	1,779,802
Daiwa Industries Ltd.	5,000	25,722
DTS Corp.	7,500	93,534
Exedy Corp.	5,100	193,120
FCC Co. Ltd.	7,400	153,974
Fields Corp.	151	269,525
Frontier Real Estate Investment Corp.	13	115,077
Fuji Heavy Industries Ltd.	82,000	481,463
Fuyo General Lease Co. Ltd.	1,200	44,203
Gunma Bank Ltd. (The)	134,000	746,896
Gurunavi, Inc.	5,100	64,911
Heiwa Corp.	31,200	552,287
Higo Bank Ltd. (The)	40,000	240,946
Hi-Lex Corp.	1,200	19,133
Hisamitsu Pharmaceutical Co., Inc.	12,600	605,417
Hoya Corp.	33,900	785,956
Ichigo Real Estate Investment Corp., REIT	15	17,810
Idemitsu Kosan Co. Ltd.	3,700	331,452
Imasen Electric Industrial	1,700	23,575
Inaba Denki Sangyo Co. Ltd.	1,100	33,802
Industrial & Infrastructure Fund Investment Corp.	25	128,921
Infocom Corp.	172	158,817
INPEX Corp.	292	1,793,200
ITC Networks Corp.	7,200	46,050
JGC Corp.	60,000	1,467,256
JSP Corp.	4,100	71,045
Jupiter Telecommunications Co. Ltd.	553	598,354
Kaken Pharmaceutical Co. Ltd.	114,000	1,593,192
Kanematsu Electronics Ltd.	1,000	10,502
Kanto Natural Gas Development Ltd.	6,000	32,569
Kato Sangyo Co. Ltd.	4,000	95,370

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Kawasumi Laboratories, Inc.	4,000	$24,807
KDDI Corp.	507	3,490,370
Keiyo Bank Ltd. (The)	25,000	135,160
Kenedix Realty Investment Corp., REIT	19	61,917
Kintetsu World Express, Inc.	5,700	163,026
K’s Holdings Corp.	24,400	957,461
Kurita Water Industries Ltd.	45,200	1,267,093
Lawson, Inc.	43,800	2,479,306
Maeda Road Construction Co. Ltd.	8,000	87,250
Marubeni Corp.	76,000	424,381
Melco Holdings, Inc.	4,500	140,402
MID Reit, Inc., REIT	40	101,173
Miraca Holdings, Inc.	37,600	1,652,661
Mitsubishi Corp.	33,800	688,156
Mitsubishi UFJ Financial Group, Inc.	844,000	3,873,668
Mitsui & Co. Ltd.	41,000	593,896
Mitsui Engineering & Shipbuilding Co. Ltd.	155,000	260,296
Mitsui Knowledge Industry Co. Ltd.	153	21,359
Mitsui Mining & Smelting Co. Ltd.	113,000	291,298
Mizuho Financial Group, Inc.	575,700	843,047
Mori Trust Sogo REIT, Inc.	10	92,141
Moshi Moshi Hotline, Inc.	22,200	216,286
Musashi Seimitsu Industry Co. Ltd.	6,100	147,089
Namura Shipbuilding Co. Ltd.	4,700	15,095
NEC Fielding Ltd.	4,000	50,867
NEC Mobiling Ltd.	5,500	198,442
Nifty Corp.	28	32,269
Nippo Corp.	9,000	78,480
Nippon Denko Co. Ltd.	59,000	312,520
Nippon Densetsu Kogyo Co. Ltd.	4,000	42,656
Nippon Electric Glass Co. Ltd.	224,000	2,035,487
Nippon Shokubai Co. Ltd.	31,000	384,199
Nippon Synthetic Chemical Industry Co. Ltd. (The)	18,000	93,620
Nippon Telegraph & Telephone Corp.	13,500	646,760
Nishi-Nippon City Bank Ltd. (The)	209,000	642,290
Nisshin Fudosan Co.	10,000	51,561
Nitori Holdings Co. Ltd.	12,650	1,273,342
Nittetsu Mining Co. Ltd.	53,000	218,408
Nitto Denko Corp.	8,300	326,660
Nomura Holdings, Inc.	89,100	324,940
Nomura Real Estate Office Fund, Inc., REIT	67	408,581
Nomura Research Institute Ltd.	46,100	1,053,068
NTT DoCoMo, Inc.	625	1,138,781
Oracle Corp. Japan	7,300	257,003
ORIX Corp.	34,750	2,727,439
Orix JREIT, Inc., REIT	59	271,116
Pacific Industrial Co. Ltd.	3,000	16,980
Point, Inc.	14,470	731,415
Pola Orbis Holdings, Inc.	19,100	562,074
Press Kogyo Co. Ltd.	37,000	165,191
Resona Holdings, Inc.	162,400	774,831
Rohto Pharmaceutical Co. Ltd.	39,000	509,372
San-In Godo Bank Ltd. (The)	15,000	115,535
Santen Pharmaceutical Co. Ltd.	48,900	2,055,187
Seino Holdings Co. Ltd.	19,000	154,503
Sekisui Jushi Corp.	1,000	10,452
Shimamura Co. Ltd.	16,800	1,761,130
SKY Perfect JSAT Holdings, Inc.	330	172,145
Sony Financial Holdings, Inc.	28,300	432,076
Sugi Holdings Co. Ltd.	46,700	1,312,308

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Sumitomo Corp.	32,900	$407,090
Sumitomo Metal Mining Co. Ltd.	72,000	953,298
Sumitomo Mitsui Financial Group, Inc.	139,600	3,933,312
Sumitomo Mitsui Trust Holdings, Inc.	204,000	675,219
Sundrug Co. Ltd.	21,300	669,444
T. RAD Co. Ltd.	26,000	98,653
Tachi-S Co. Ltd.	20,000	353,573
Takeda Pharmaceutical Co. Ltd.	76,800	3,642,490
Toagosei Co. Ltd.	139,000	681,264
Tochigi Bank Ltd. (The)	5,000	19,408
Toho Bank Ltd. (The)	12,000	33,250
Toho Zinc Co. Ltd.	62,000	229,753
Tokai Rubber Industries Ltd.	9,300	129,072
Token Corp.	620	24,657
Tokyu Land Corp.	152,000	546,321
Tokyu REIT, Inc.	179	960,436
Tomen Electronics Corp.	4,400	53,304
TonenGeneral Sekiyu K.K.	106,000	1,217,987
Toppan Forms Co. Ltd.	29,400	235,283
TS Tech Co. Ltd.	9,400	137,767
Tsuruha Holdings, Inc.	27,300	1,520,488
Unipres Corp.	59,400	1,605,461
Valor Co. Ltd.	12,800	218,971
Yachiyo Bank Ltd. (The)	1,300	37,039
Yamada Denki Co. Ltd.	43,380	3,017,046
Yorozu Corp.	11,500	297,041
Zappallas, Inc.	118	120,140

		82,109,182

Luxembourg
Oriflame Cosmetics SA, SDR	825	29,853

Malaysia — 0.1%
APM Automotive Holdings Bhd	11,100	15,056
British American Tobacco Malaysia Bhd	19,100	266,511
DiGi.Com Bhd	112,200	1,065,470
Nestle Malaysia Bhd	4,800	72,034
Petronas Gas Bhd	38,300	154,953
Proton Holdings Bhd	19,700	17,015
Tradewinds Malaysia Bhd	22,400	53,939
YTL Power International Bhd	1	1

		1,644,979

Mexico — 0.2%
America Movil SAB de CV (Class L Stock), ADR	23,800	525,504
Grupo Mexico SAB de CV (Series B Stock)	1,048,400	2,479,550
Industrias Penoles SAB de CV	12,715	466,914
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	35,400	180,593

		3,652,561

Netherlands — 0.4%
Aegon NV*	63,505	257,409
Arcadis NV	16,676	304,416
ASM International NV	51,740	1,281,781
ASML Holding NV	72,328	2,500,983
BE Semiconductor Industries NV	20,935	128,582
CSM	14,277	281,984
ING Groep NV, CVA*	21,038	148,399
Koninklijke Ahold NV	23,450	275,775
Koninklijke Boskalis Westminster NV	39,019	1,200,154

	Shares	Value
COMMON STOCKS (Continued)
Netherlands (cont’d.)
Koninklijke DSM NV	9,326	$405,480
Koninklijke KPN NV	36,683	483,152
Sligro Food Group NV	10,390	347,763
SNS REAAL NV*	54,100	134,217
Unilever NV, CVA	55,050	1,742,514

		9,492,609

New Zealand
Air New Zealand Ltd.	28,501	23,524

Norway — 0.4%
Atea ASA	36,860	292,355
Cermaq ASA	25,356	270,712
Marine Harvest ASA	557,937	243,158
Olsen (Fred) Energy ASA	94,534	2,695,470
SpareBank 1 SMN	5,984	39,795
SpareBank 1 SR-Bank	3,000	20,597
Statoil ASA	178,015	3,819,824
TGS Nopec Geophysical Co. ASA	78,005	1,446,733
Yara International ASA	35,035	1,336,608

		10,165,252

Philippines — 0.2%
Aboitiz Power Corp.	572,500	370,197
DMCI Holdings, Inc.	1,264,100	993,080
Globe Telecom, Inc.	6,607	133,437
Philippine Long Distance Telephone Co., ADR	43,800	2,169,414
Rizal Commercial Banking Corp.	37,700	27,428
Semirara Mining Corp.	206,320	871,633
Union Bank of Philippines	17,400	23,439

		4,588,628

Poland — 0.1%
KGHM Polska Miedz SA	66,996	2,623,306

Portugal
Banco BPI SA*	85,266	77,219
Banco Comercial Portugues SA (Class R Stock)*	814,978	210,887
Banco Espirito Santo SA	149,731	396,572
Portugal Telecom SGPS SA	56,156	412,575

		1,097,253

Russia — 0.1%
CTC Media, Inc.	29,600	263,440
Gazprom OAO, ADR	81,042	773,951
Lukoil OAO, ADR	12,600	632,394

		1,669,785

Singapore — 0.4%
Boustead Singapore Ltd.	65,000	40,164
Frasers Commercial Trust, REIT	312,800	189,962
Hong Leong Asia Ltd.	195,000	220,778
Jardine Cycle & Carriage Ltd.	34,000	1,080,381
Keppel Corp. Ltd.	180,000	1,055,566
Keppel Land Ltd.	116,000	226,577
Lippo-Mapletree Indonesia Retail Trust, REIT	100,000	40,898
M1 Ltd.	239,000	446,230
Sakari Resources Ltd.	117,000	174,503
SembCorp Industries Ltd.	130,000	335,536
SembCorp Marine Ltd.	121,000	296,274

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Singapore (cont’d.)
Singapore Airlines Ltd.	51,000	$441,555
Singapore Post Ltd.	904,000	705,531
Singapore Telecommunications Ltd.	163,000	392,916
SMRT Corp. Ltd.	450,000	598,872
Starhill Global, REIT	265,000	117,390
StarHub Ltd.	781,000	1,697,582
Ums Holdings Ltd.	269,000	57,702
UOL Group Ltd.	374,000	1,178,723
Venture Corp. Ltd.	62,000	314,008

		9,611,148

South Africa — 0.5%
Adcock Ingram Holdings Ltd.	9,086	67,379
African Rainbow Minerals Ltd.	73,512	1,571,847
Astral Foods Ltd.	2,532	36,689
Aveng Ltd.	37,507	159,767
AVI Ltd.	29,016	115,783
Exxaro Resources Ltd.	49,954	1,046,992
Kumba Iron Ore Ltd.	38,799	2,037,156
Lewis Group Ltd.	18,365	158,650
MTN Group Ltd.	117,812	1,924,657
Palabora Mining Co. Ltd.	20,528	282,198
Raubex Group Ltd.	22,026	35,789
RMB Holdings Ltd.	258,662	808,342
Sanlam Ltd.	199,564	666,564
Sasol Ltd.	33,167	1,360,232
Spar Group Ltd. (The)	26,305	312,426
Truworths International Ltd.	72,776	632,624
Wilson Bayly Holmes-Ovcon Ltd.	3,352	42,928

		11,260,023

South Korea — 0.5%
Boryung Pharmaceutical Co. Ltd.	1,850	26,887
Dongil Industries Co. Ltd.	386	18,373
Dongwon Industries Co. Ltd.	332	43,172
Global & Yuasa Battery Co. Ltd.	1,830	53,928
Green Cross Holdings Corp.	3,930	55,754
Hanil E-Wha Co. Ltd.	24,280	179,857
Hankook Shell Oil Co. Ltd.	244	40,781
Hwa Shin Co. Ltd.	18,620	228,111
Hyundai Department Store Co. Ltd.	6,895	964,711
Hyundai Heavy Industries Co. Ltd.	10,427	2,420,822
Hyundai Motor Co.	17,690	3,092,527
Inzi Controls Co. Ltd.	6,720	35,685
Isupetasys Co. Ltd.	12,420	51,987
Kangwon Land, Inc.	38,010	869,878
Korea Zinc Co. Ltd.	1,530	373,272
KT&G Corp.	22,790	1,418,315
Kyung Nong Corp.	28,580	68,631
LG Chem Ltd.	3,141	832,567
Nexen Corp.	300	22,592
S1 Corp.	11,462	521,065
Sebang Co. Ltd.	4,060	46,510
Sejong Industrial Co. Ltd.	15,860	175,270
Simm Tech Co. Ltd.	11,881	111,285
SK Telecom Co. Ltd., ADR	5,100	71,757
Sungwoo Hitech Co. Ltd.	12,604	223,685
Thinkware Systems Corp.	3,749	21,905
Unid Co. Ltd.	784	37,812

		12,007,139

	Shares	Value
COMMON STOCKS (Continued)
Spain — 0.5%
Antena 3 de Television SA	130,156	$756,455
Banco Bilbao Vizcaya Argentaria SA	192,287	1,592,066
Banco de Sabadell SA	34,460	123,040
Banco Espanol de Credito SA	25,233	150,694
Banco Popular Espanol SA	76,803	354,329
Banco Santander SA	4,991	40,806
CaixaBank	36,221	158,690
Duro Felguera SA	36,649	229,301
Enagas SA	116,899	2,148,410
Mapfre SA	140,087	432,562
Prosegur Cia de Seguridad SA	14,577	619,766
Red Electrica Corp. SA	12,133	552,886
Repsol YPF SA	42,276	1,116,032
Telefonica SA	46,567	892,445
Viscofan SA	23,978	862,851
Vueling Airlines SA*	22,641	170,357
Zardoya Otis SA	30,393	386,356

		10,587,046

Sweden — 0.5%
Atlas Copco AB (Class A Stock)	17,053	301,847
Autoliv, Inc.(a)	5,300	257,050
Axfood AB	45,604	1,554,541
Billerud AB	35,897	240,834
Boliden AB	57,507	591,361
Getinge AB	47,451	1,035,450
Haldex AB	6,626	24,723
Intrum Justitia AB	33,871	413,921
Nordea Bank AB	26,893	217,647
Peab AB	34,559	168,676
Skandinaviska Enskilda Banken AB	83,372	448,177
SKF AB (Class B Stock)	63,830	1,202,689
Svenska Handelsbanken AB (Class A Stock)	7,657	194,841
Tele2 AB (Class B Stock)	201,349	3,646,938

		10,298,695

Switzerland — 0.7%
ACE Ltd.	61,700	3,739,020
Allied World Assurance Co. Holdings AG	44,100	2,368,611
Baloise Holding AG	4,631	339,141
Credit Suisse Group AG*	8,226	215,202
Ferrexpo PLC	235,927	963,127
Helvetia Holding AG	1,467	445,974
Meyer Burger Technology AG*	17,921	454,212
Partners Group Holding AG	6,637	1,092,813
Roche Holding AG	19,847	3,205,531
Swisscom AG	1,848	751,825
UBS AG*	42,234	483,097
Xstrata PLC	46,382	585,700
Zurich Financial Services AG*	4,680	974,865

		15,619,118

Taiwan — 0.7%
Ability Enterprise Co. Ltd.	73,000	64,567
Accton Technology Corp.	128,000	55,825
Acer, Inc.	146,000	177,173
Asia Vital Components Co. Ltd.	162,800	100,009
Asustek Computer, Inc.	73,000	544,022
Audix Corp.	71,000	60,588
Avermedia Technologies, Inc.	55,000	47,035

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
C Sun Manufacturing Ltd.	85,000	$53,229
Chicony Electronics Co. Ltd.	223,445	359,950
China Manmade Fibers Corp.*	432,000	140,444
China Metal Products Co. Ltd.	141,479	103,335
China Steel Chemical Corp.	63,000	261,422
Chinese Maritime Transport Ltd.	68,000	91,366
Chong Hong Construction Co.	105,040	220,734
Chun Yuan Steel	9,660	3,866
Compal Electronics, Inc.	410,951	373,689
Coretronic Corp.	269,000	205,304
CTCI Corp.	84,000	100,481
Evergreen Marine Corp. Taiwan Ltd.	553,396	279,157
Farglory Land Development Co. Ltd.	219,000	352,443
Feng Tay Enterprise Co. Ltd.	19,000	15,462
First Copper Technology Co. Ltd.	168,000	52,286
Formosa Chemicals & Fibre Corp.	217,000	557,609
Formosan Rubber Group, Inc.	315,000	213,997
FSP Technology, Inc.	28,279	21,517
Himax Technologies, Inc., ADR	13,400	14,874
HTC Corp.	100,875	2,214,901
Icp Electronics, Inc.	120,000	148,977
LITE-ON IT Corp.	190,349	178,372
Lumax International Corp. Ltd.	1,050	2,228
Motech Industries, Inc.	173,649	276,603
MPI Corp.	53,000	131,414
Nien Hsing Textile Co. Ltd.	173,250	115,109
Pegatron Corp.	93,324	85,762
Phihong Technology Co. Ltd.	93,626	122,888
POU Chen Corp.	552,000	396,364
Powertech Technology, Inc.	509,275	1,082,905
Quanta Computer, Inc.	152,513	292,160
Radiant Opto-Electronics Corp.	165,020	462,885
Raydium Semiconductor Corp.	9,000	23,112
Richtek Technology Corp.	72,000	333,219
Sigurd Microelectronics Corp.	230,000	155,999
Silitech Technology Corp.	36,360	88,003
Simplo Technology Co. Ltd.	81,970	503,456
Sincere Navigation	280,000	229,952
Sino-American Silicon Products, Inc.	109,200	180,462
Sirtec International Co. Ltd.	114,000	153,118
Soft-World International Corp.	82,000	197,176
Taiwan Mobile Co. Ltd.	198,900	535,904
Taiwan Prosperity Chemical Corp.	258,000	736,070
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	114,900	1,313,307
Taiwan Surface Mounting Technology Co. Ltd.	47,300	95,172
Test Research, Inc.	157,290	178,064
Thye Ming Industrial Co. Ltd.	111,000	115,610
Topco Scientific Co. Ltd.	37,740	48,270
Tripod Technology Corp.	364,100	948,432
TSRC Corp.	373,900	815,945
Ttet Union Corp.	66,000	100,768
Weikeng Industrial Co. Ltd.	90,300	64,434
Wistron Corp.	248,168	278,511
Yufo Electronics Co. Ltd.	59,000	37,029

		17,112,965

Thailand — 0.2%
Advanced Info Service PCL, NVDR	434,000	1,775,465
Bangchak Petroleum PCL, NVDR	445,000	234,695

	Shares	Value
COMMON STOCKS (Continued)
Thailand (cont’d.)
Bangkok Expressway PCL, NVDR	98,600	$52,251
BEC World PCL, NVDR	317,400	373,010
Bualuang Securities PCL, NVDR	121,500	43,840
CP ALL PCL, NVDR	360,900	553,996
Delta Electronics Thai PCL, NVDR	297,100	185,694
Electricity Generating PCL, NVDR	16,000	43,458
Hana Microelectronics PCL, NVDR	69,900	37,862
Lanna Resources PCL, NVDR	289,800	212,990
MCS Steel PCL, NVDR	282,600	76,769
Padaeng Industry PCL, NVDR	207,800	86,374
Property Perfect PCL, NVDR	1,365,000	28,831
PTT Exploration & Production PCL, NVDR	232,000	1,035,359

		4,740,594

Turkey — 0.3%
Aygaz A/S	15,911	81,962
Bagfas Bandirma Gubre Fabrik	2,673	241,426
Ford Otomotiv Sanayi A/S	48,629	338,787
Gubre Fabrikalari TAS*	23,991	155,747
Koza Anadolu Metal Madencilik Isletmeleri A/S*	90,731	193,500
Pinar SUT Mamulleri Sanayii A/S	11,981	93,683
Trakya Cam Sanayi A/S	50,951	83,503
Tupras Turkiye Petrol Rafinerileri A/S	22,998	471,549
Turk Sise ve Cam Fabrikalari A/S	82,624	157,585
Turk Telekomunikasyon A/S	260,235	1,117,453
Turk Traktor ve Ziraat Makineleri A/S	50,498	962,720
Turkcell Iletisim Hizmetleri A/S*	90,686	411,533
Turkiye Is Bankasi (Class C Stock)	343,930	883,508
Turkiye Sinai Kalkinma Bankasi A/S	537,273	573,937

		5,766,893

United Kingdom — 3.0%
Abcam PLC	31,020	175,351
Aberdeen Asset Management PLC	174,746	467,933
Admiral Group PLC	16,723	328,051
Aero Inventory PLC*	16,478	—
AMEC PLC	173,832	2,193,399
Anglo American PLC	31,432	1,081,611
Antofagasta PLC	161,329	2,303,564
Ashmore Group PLC	180,197	905,287
AstraZeneca PLC	106,683	4,734,552
BAE Systems PLC	183,960	759,787
Balfour Beatty PLC	66,608	263,477
Barclays PLC	211,295	518,173
BG Group PLC	35,006	669,969
BHP Billiton PLC	135,214	3,612,111
British American Tobacco PLC	55,219	2,331,647
Brown (N) Group PLC	59,308	247,519
Cairn Energy PLC*	492,656	2,136,676
Capita Group PLC (The)	87,075	953,709
Carillion PLC	62,211	321,601
Cineworld Group PLC	3,661	10,276
Cranswick PLC	5,596	54,917
Dairy Crest Group PLC	9,832	53,463
DHT Holdings, Inc	27,300	55,692
Domino Printing Sciences PLC	6,980	50,019
Drax Group PLC	365,760	2,719,756
Electrocomponents PLC	155,370	457,419
Eurasian Natural Resources Corp. PLC	142,538	1,263,281
FirstGroup PLC	76,469	380,165

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Game Group PLC	54,028	$19,952
Greggs PLC	35,413	253,395
Gulfsands Petroleum PLC*	95,528	273,695
Halfords Group PLC	237,497	1,077,970
Halma PLC	242,133	1,183,481
Hill & Smith Holdings PLC	13,315	51,168
Home Retail Group PLC	152,801	265,541
HSBC Holdings PLC	456,394	3,495,671
IMI PLC	99,316	1,090,133
Inmarsat PLC	88,325	672,654
International Personal Finance PLC	25,858	89,211
Interserve PLC	54,950	256,548
Investec PLC	84,736	458,459
J. Sainsbury PLC	151,898	646,794
Keller Group PLC	12,023	62,205
Legal & General Group PLC	501,444	748,920
Lloyds Banking Group PLC*	264,194	141,834
Marks & Spencer Group PLC	149,750	729,218
Micro Focus International PLC	39,820	198,743
Mitie Group PLC	147,480	534,686
Mondi PLC	91,106	665,847
Next PLC	68,578	2,688,596
Petrofac Ltd.	33,258	615,187
Playtech Ltd.	44,026	178,688
Premier Farnell PLC	273,538	655,972
Prudential PLC	217,755	1,870,096
Reckitt Benckiser Group PLC	49,930	2,529,864
Rio Tinto PLC	73,400	3,255,165
Robert Wiseman Dairies PLC	2,066	9,624
Royal Dutch Shell PLC (Class A Stock), (XEQT)	38,257	1,179,737
Royal Dutch Shell PLC (Class A Stock), (XLON)	38,180	1,179,667
Sage Group PLC (The)	265,162	1,051,640
Scottish & Southern Energy PLC	25,824	518,215
Smith & Nephew PLC	161,755	1,455,055
Spirax-Sarco Engineering PLC	18,446	512,692
St James’s Place PLC	27,989	134,229
Standard Chartered PLC	129,522	2,584,100
Stolt-Nielsen Ltd	8,500	157,084
Tesco PLC	501,753	2,939,067
Valiant Petroleum PLC*	4,668	33,485
Vedanta Resources PLC	33,430	568,261
Weir Group PLC (The)	10,275	245,493
WH Smith PLC	109,387	838,336
Willis Group Holdings PLC	34,300	1,178,891
WM Morrison Supermarkets PLC	193,109	870,680
Xyratex Ltd.	26,300	243,801

		69,459,155

United States — 18.4%
3M Co.	34,900	2,505,471
Abbott Laboratories	71,700	3,666,738
AboveNet, Inc.	16,200	868,320
Advance Auto Parts, Inc.	31,400	1,824,340
Advanced Battery Technologies, Inc.*(a)	89,500	90,395
Aecom Technology Corp.*(a)	15,800	279,186
Aeropostale, Inc.*(a)	98,850	1,068,567
Aetna, Inc.	29,300	1,065,055
Aflac, Inc.	95,900	3,351,705
Airgas, Inc.	31,100	1,984,802

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Alliance Resource Partners LP(a)	41,000	$2,687,960
Allstate Corp. (The)	14,200	336,398
Almost Family, Inc.*	6,700	111,421
Altera Corp.	26,300	829,239
Amedisys, Inc.*	12,500	185,250
American Express Co.	34,000	1,526,600
American Financial Group, Inc.	32,600	1,012,882
AMERIGROUP Corp.*(a)	35,700	1,392,657
AmerisourceBergen Corp.(a)	68,000	2,534,360
AmSurg Corp.*(a)	12,200	274,500
AmTrust Financial Services, Inc.	31,500	701,190
Analog Devices, Inc.	51,400	1,606,250
Annaly Capital Management, Inc., REIT(a)	17,700	294,351
Aon Corp.	14,200	596,116
Apache Corp.	46,000	3,691,040
Apollo Group, Inc. (Class A Stock)*	47,200	1,869,592
Apple, Inc.*	10,500	4,002,390
Applied Industrial Technologies, Inc.	24,800	673,568
Applied Materials, Inc.	308,200	3,189,870
Arlington Asset Investment Corp.	2,600	62,530
Arrow Electronics, Inc.*(a)	61,400	1,705,692
Ascena Retail Group, Inc.*	29,800	806,686
AT&T, Inc.	41,800	1,192,136
Atmel Corp.*	83,400	673,038
Atwood Oceanics, Inc.*(a)	44,300	1,522,148
Avnet, Inc.*	37,200	970,176
Avon Products, Inc.	40,200	787,920
Bally Technologies, Inc.*(a)	35,000	944,300
Bank of Hawaii Corp.	32,800	1,193,920
Bank of New York Mellon Corp. (The)	110,200	2,048,618
Baxter International, Inc.	41,600	2,335,424
Becton, Dickinson and Co.	40,400	2,962,128
Best Buy Co., Inc.	114,800	2,674,840
BGC Partners, Inc. (Class A Stock)(a)	77,800	469,134
Big Lots, Inc.*	13,500	470,205
Blackboard, Inc.*	14,000	625,240
BMC Software, Inc.*	38,300	1,476,848
BOK Financial Corp.(a)	3,500	164,115
BP Prudhoe Bay Royalty Trust(a)	11,900	1,253,665
Bridgepoint Education, Inc.*(a)	46,700	814,448
Brightpoint, Inc.*	23,500	216,435
Bristol-Myers Squibb Co.	90,900	2,852,442
Broadridge Financial Solutions, Inc.	52,000	1,047,280
Brookdale Senior Living, Inc.*	27,800	348,612
Buckle, Inc. (The)(a)	32,400	1,246,104
C.R. Bard, Inc.	13,700	1,199,298
CA, Inc.	106,000	2,057,460
Cabot Corp.	31,700	785,526
CACI International, Inc. (Class A Stock)*	24,800	1,238,512
Calamos Asset Management, Inc. (Class A Stock)	21,500	215,215
Campbell Soup Co.(a)	98,800	3,198,156
Capella Education Co.*	6,300	178,794
Capital One Financial Corp.	23,100	915,453
Capstead Mortgage Corp.(a)	32,000	369,280
CARBO Ceramics, Inc.(a)	2,400	246,072
Career Education Corp.*(a)	75,000	978,750
CareFusion Corp.*	44,500	1,065,775
Carter’s, Inc.*	8,600	262,644
Cash America International, Inc.(a)	10,700	547,412
Centene Corp.*(a)	32,500	931,775

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
CF Industries Holdings, Inc.	11,800	$1,456,002
Chemed Corp.	14,400	791,424
Chesapeake Energy Corp.	33,100	845,705
Chevron Corp.	45,451	4,205,127
Children’s Place Retail Stores, Inc. (The)*(a)	13,700	637,461
CIGNA Corp.	62,700	2,629,638
Cimarex Energy Co.	7,000	389,900
Citigroup, Inc.	112,370	2,878,919
Cleco Corp.(a)	35,100	1,198,314
Cliffs Natural Resources, Inc.(a)	64,400	3,295,348
Cloud Peak Energy, Inc.*	24,200	410,190
CNO Financial Group, Inc.*(a)	191,300	1,034,933
Coca-Cola Co. (The)	19,300	1,303,908
Coinstar, Inc.*(a)	22,700	908,000
Colgate-Palmolive Co.	15,200	1,347,936
Comerica, Inc.	55,600	1,277,132
Commerce Bancshares, Inc.	36,015	1,251,521
Concho Resources, Inc.*	6,400	455,296
ConocoPhillips	18,700	1,184,084
Consolidated Communications Holdings, Inc.	15,600	281,580
Credit Acceptance Corp.*	3,200	205,952
Crown Holdings, Inc.*	59,900	1,833,539
CSX Corp.	94,500	1,764,315
Cubic Corp.	6,000	234,420
Cullen/Frost Bankers, Inc.(a)	33,200	1,522,552
Cummins, Inc.	7,400	604,284
Cytec Industries, Inc.	11,000	386,540
Darden Restaurants, Inc.(a)	42,200	1,804,050
DaVita, Inc.*	12,700	795,909
Dell, Inc.*	325,100	4,600,165
Delphi Financial Group, Inc. (Class A Stock)	54,600	1,174,992
DENTSPLY International, Inc.	44,900	1,377,981
Devon Energy Corp.	44,300	2,455,992
DeVry, Inc.	45,700	1,689,072
Diamond Offshore Drilling, Inc.(a)	19,000	1,040,060
Dick’s Sporting Goods, Inc.*(a)	21,000	702,660
Digital Realty Trust, Inc., REIT(a)	18,658	1,029,175
Dover Corp.(a)	34,700	1,617,020
DreamWorks Animation SKG, Inc. (Class A Stock)*(a)	19,400	352,692
Dresser-Rand Group, Inc.*	16,400	664,692
DTE Energy Co.	7,600	372,552
Eli Lilly & Co.	140,800	5,205,376
Emerson Electric Co.	38,600	1,594,566
Energen Corp.	45,300	1,852,317
Entergy Corp.(a)	9,600	636,384
Exelon Corp.	68,698	2,927,222
Express Scripts, Inc.*	33,100	1,227,017
Express, Inc.	35,200	714,208
Exxon Mobil Corp.	52,800	3,834,864
FBL Financial Group, Inc. (Class A Stock)	10,100	268,862
Federated Investors, Inc. (Class B Stock)(a)	80,200	1,405,906
Fifth Third Bancorp	125,800	1,270,580
First Defiance Financial Corp.*	1,500	20,100
FirstMerit Corp.	27,000	306,720
Five Star Quality Care, Inc.*	24,000	60,000
Forest Laboratories, Inc.*	31,900	982,201
Franklin Resources, Inc.	13,400	1,281,576
Freeport-McMoRan Copper & Gold, Inc.	98,000	2,984,100
GameStop Corp. (Class A Stock)*(a)	26,100	602,910

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Gap, Inc. (The)(a)	94,800	$1,539,552
Gartner, Inc.*	18,500	645,095
General Dynamics Corp.	65,300	3,714,917
General Mills, Inc.	41,200	1,584,964
Gilead Sciences, Inc.*	60,400	2,343,520
Goldman Sachs Group, Inc. (The)	34,100	3,224,155
Great Southern Bancorp, Inc.	1,600	26,848
Guess?, Inc.	50,500	1,438,745
Halliburton Co.	35,600	1,086,512
Harman International Industries, Inc.	11,600	331,528
Harris Corp.(a)	83,600	2,856,612
Hartford Financial Services Group, Inc. (The)(a)	17,300	279,222
HCC Insurance Holdings, Inc.	120,900	3,270,345
Health Care REIT, Inc.(a)	12,777	597,964
Healthcare Services Group, Inc.	12,900	208,206
HealthSpring, Inc.*(a)	44,300	1,615,178
Helmerich & Payne, Inc.(a)	34,700	1,408,820
Henry Schein, Inc.*	32,100	1,990,521
Hess Corp.	15,700	823,622
Hewlett-Packard Co.	204,300	4,586,535
HickoryTech Corp.	1,500	14,430
Hillenbrand, Inc.	55,300	1,017,520
Horace Mann Educators Corp.	18,500	211,085
Hormel Foods Corp.(a)	56,300	1,521,226
Hospira, Inc.*	11,800	436,600
Human Genome Sciences, Inc.*(a)	22,700	288,063
Humana, Inc.	14,500	1,054,585
Huntington Bancshares, Inc.	185,000	888,000
IDEX Corp.	33,500	1,043,860
Ingles Markets, Inc. (Class A Stock)	1,900	27,056
Integrated Device Technology, Inc.*	147,500	759,625
Intel Corp.	221,600	4,726,728
International Business Machines Corp.	19,100	3,343,073
International Shipholding Corp.	8,500	157,165
Interpublic Group of Cos., Inc. (The)	59,700	429,840
Invesco Mortgage Capital, Inc.(a)	35,475	501,262
Itron, Inc.*	9,300	274,350
ITT Corp.	6,900	289,800
ITT Educational Services, Inc.*(a)	24,500	1,410,710
J.M. Smucker Co. (The)	8,500	619,565
j2 Global Communications, Inc.(a)	20,500	551,450
Johnson & Johnson	32,600	2,076,946
JPMorgan Chase & Co.	121,400	3,656,568
Kansas City Southern*(a)	13,100	654,476
Kemet Corp.*	17,700	126,555
Kennametal, Inc.(a)	11,500	376,510
KeyCorp.	487,800	2,892,654
Kindred Healthcare, Inc.*	14,300	123,266
KKR & Co. LP(a)	42,700	444,080
KLA-Tencor Corp.	65,700	2,514,996
Kroger Co. (The)	132,800	2,916,288
Kulicke & Soffa Industries, Inc.*	40,500	302,130
L-3 Communications Holdings, Inc.	14,700	910,959
Laboratory Corp. of America Holdings*(a)	23,900	1,889,295
Lam Research Corp.*	67,600	2,567,448
Lamar Advertising Co. (Class A Stock)*(a)	17,100	291,213
Lear Corp.	19,700	845,130
Lender Processing Services, Inc.	35,400	484,626
Lexmark International, Inc. (Class A Stock)*(a)	21,600	583,848

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
LHC Group, Inc.*(a)	13,700	$233,722
Liberty Media Corp. - Liberty Starz (Class A Stock)*	7,700	489,412
Life Partners Holdings, Inc.(a)	21,000	127,050
Life Technologies Corp.*	34,900	1,341,207
LifePoint Hospitals, Inc.*	12,000	439,680
Limited Brands, Inc.	30,100	1,159,151
Lincare Holdings, Inc.(a)	93,900	2,112,750
Lincoln Educational Services Corp.	20,800	168,272
Lincoln National Corp.	29,300	457,959
Linear Technology Corp.	46,000	1,271,900
Littelfuse, Inc.(a)	21,000	844,410
Lockheed Martin Corp.	52,900	3,842,656
Lorillard, Inc.	23,853	2,640,527
Manpower, Inc.	9,000	302,580
Mantech International Corp. (Class A Stock)(a)	37,700	1,183,026
Marathon Oil Corp.	166,900	3,601,702
Masimo Corp.	12,100	261,965
Mattel, Inc.(a)	81,200	2,102,268
Maxim Integrated Products, Inc.	51,900	1,210,827
McCormick & Co., Inc.	24,800	1,144,768
McDonald’s Corp.	7,800	684,996
McGraw-Hill Cos., Inc. (The)(a)	32,300	1,324,300
Meadowbrook Insurance Group, Inc.	9,200	81,972
MEDNAX, Inc.*(a)	20,900	1,309,176
Medtronic, Inc.	90,300	3,001,572
Men’s Wearhouse, Inc. (The)(a)	20,800	542,464
Metropolitan Health Networks, Inc.*	26,800	121,672
Microchip Technology, Inc.(a)	61,700	1,919,487
Microsoft Corp.	179,700	4,472,733
MKS Instruments, Inc.	4,200	91,182
Molex, Inc.	37,200	757,764
Molina Healthcare, Inc.*	17,200	265,568
Monster Worldwide, Inc.*	34,900	250,582
Morgan Stanley	20,400	275,400
Mosaic Co. (The)	48,200	2,360,354
MSCI, Inc. (Class A Stock)*	16,100	488,313
Murphy Oil Corp.	50,000	2,208,000
Nash Finch Co.	3,100	83,483
National Healthcare Corp.	4,600	148,580
Natural Resource Partners LP(a)	23,700	601,032
Netlogic Microsystems, Inc.*	16,400	789,004
NeuStar, Inc. (Class A Stock)*	59,300	1,490,802
NewMarket Corp.(a)	6,000	911,220
Newmont Mining Corp.	28,100	1,767,490
NII Holdings, Inc.*	19,400	522,830
Northeast Utilities	32,900	1,107,085
Northern Trust Corp.	44,200	1,546,116
Northrop Grumman Corp.	17,500	912,800
NorthStar Realty Finance Corp., REIT	22,800	75,240
Novellus Systems, Inc.*(a)	22,300	607,898
NTELOS Holdings Corp.	11,900	210,987
Occidental Petroleum Corp.	37,700	2,695,550
Oceaneering International, Inc.	13,600	480,624
Omega Protein Corp.*	18,600	168,888
Onyx Pharmaceuticals, Inc.*	8,500	255,085
Oracle Corp.	121,400	3,489,036
P.H. Glatfelter Co.	28,400	375,164
Parametric Technology Corp.*	103,900	1,597,982
Parker Hannifin Corp.	28,900	1,824,457

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Patterson Cos., Inc,	69,000	$1,975,470
Paychex, Inc,	54,100	1,426,617
Peabody Energy Corp,	73,200	2,480,016
Penn Virginia Resource Partners LP	10,826	253,220
People’s United Financial, Inc.(a)	98,400	1,121,760
PetSmart, Inc.	26,600	1,134,490
Pfizer, Inc.	67,500	1,193,400
Pharmaceutical Product Development, Inc.	64,200	1,647,372
Philip Morris International, Inc.	27,800	1,734,164
PMC - Sierra, Inc.*	98,800	590,824
PNC Financial Services Group, Inc.	70,700	3,407,033
Portfolio Recovery Associates, Inc.*	7,100	441,762
Portland General Electric Co.	48,100	1,139,489
PPL Corp.	20,200	576,508
ProAssurance Corp.	6,800	489,736
Protective Life Corp.	15,800	246,954
PS Business Parks, Inc., REIT	12,600	624,204
PSS World Medical, Inc.*(a)	53,700	1,057,353
QLogic Corp.*	101,800	1,290,824
Quanta Services, Inc.*	35,100	659,529
Questar Corp.	126,000	2,231,460
Raytheon Co.	22,100	903,227
Regal-Beloit Corp.	20,400	925,752
Reinsurance Group of America, Inc.	22,400	1,029,280
Reliance Steel & Aluminum Co	24,200	823,042
Rent-A-Center, Inc.(a)	57,900	1,589,355
Republic Bancorp, Inc. (Class A Stock)	13,000	230,230
Republic Services, Inc.	71,800	2,014,708
RLI Corp.(a)	15,700	998,206
Rock-Tenn Co. (Class A Stock)	19,100	929,788
Rockwell Collins, Inc.	19,200	1,012,992
Ross Stores, Inc.	24,500	1,927,905
Rovi Corp.*(a)	7,791	334,857
Royal Gold, Inc.	7,800	499,668
RPC, Inc.	67,300	1,098,336
RR Donnelley & Sons Co.(a)	25,600	361,472
Ruddick Corp.	52,500	2,046,975
Ryder System, Inc.	18,300	686,433
Safeway, Inc.	46,000	764,980
SAIC, Inc.*(a)	90,300	1,066,443
Salix Pharmaceuticals Ltd.*(a)	14,900	441,040
SBA Communications Corp. (Class A Stock)*(a)	31,400	1,082,672
Seaboard Corp.(a)	248	446,894
Shaw Group, Inc. (The)*	17,300	376,102
Silgan Holdings, Inc.	47,000	1,726,780
Sirona Dental Systems, Inc.*	6,300	267,183
Skyworks Solutions, Inc.*	26,400	473,616
SM Energy Co.(a)	25,200	1,528,380
Snap-on, Inc.(a)	16,300	723,720
Southern Union Co.	21,400	868,198
Southwestern Energy Co.*(a)	8,000	266,640
Spartan Stores, Inc.	20,900	323,532
St. Jude Medical, Inc.	43,200	1,563,408
StanCorp Financial Group, Inc.	12,600	347,382
State Street Corp.	40,500	1,302,480
Steelcase, Inc. (Class A Stock)	37,400	235,994
Strayer Education, Inc.(a)	14,900	1,142,383
Stryker Corp.	27,700	1,305,501
Superior Industries International, Inc.	15,200	234,840
Swift Energy Co.*	12,600	306,684

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
SYNNEX Corp.*	17,500	$458,500
Synopsys, Inc.*	54,300	1,322,748
Syntel, Inc.	8,500	367,115
Tanger Factory Outlet Centers, REIT(a)	36,217	942,004
Tech Data Corp.*	9,100	393,393
Teradyne, Inc.*(a)	50,000	550,500
Texas Instruments, Inc.(a)	87,700	2,337,205
TIBCO Software, Inc.*	11,500	257,485
TJX Cos., Inc. (The)	10,300	571,341
Towers Watson & Co. (Class A Stock)	9,800	585,844
Travelers Cos., Inc. (The)	1,000	48,730
Trustmark Corp.	47,300	858,495
Tupperware Brands Corp.	24,400	1,311,256
Tutor Perini Corp.(a)	12,500	143,625
Tyson Foods, Inc. (Class A Stock)	55,400	961,744
UGI Corp.	23,100	606,837
UMB Financial Corp.	24,400	782,752
Union Pacific Corp.	20,800	1,698,736
United Online, Inc.	14,800	77,404
United Parcel Service, Inc. (Class B Stock)(a)	20,100	1,269,315
United Technologies Corp.	35,900	2,525,924
UnitedHealth Group, Inc.	83,100	3,832,572
Universal Corp.	7,200	258,192
Universal Health Services, Inc. (Class B Stock)	43,500	1,479,000
Universal Insurance Holdings, Inc.	5,600	21,560
Unum Group	51,400	1,077,344
USA Mobility, Inc.(a)	15,900	209,880
USANA Health Sciences, Inc.*(a)	8,100	222,750
VAALCO Energy, Inc.*	62,600	304,236
Valassis Communications, Inc.*(a)	16,200	303,588
Valero Energy Corp.	40,300	716,534
Varian Medical Systems, Inc.*	13,400	698,944
VeriFone Systems, Inc.*(a)	10,800	378,216
VeriSign, Inc.	52,800	1,510,608
Verisk Analytics, Inc. (Class A Stock)*	54,300	1,888,011
Verizon Communications, Inc.	19,600	721,280
Vishay Intertechnology, Inc.*(a)	147,900	1,236,444
W.R. Berkley Corp.	37,000	1,098,530
Wabtec Corp.	5,600	296,072
Waddell & Reed Financial, Inc. (Class A Stock)	26,200	655,262
Walgreen Co.	76,100	2,502,929
Wal-Mart Stores, Inc.	70,500	3,658,950
Waste Connections, Inc.	39,200	1,325,744
WellPoint, Inc.	17,900	1,168,512
Wells Fargo & Co.	83,000	2,001,960
West Pharmaceutical Services, Inc.(a)	16,100	597,310
Wiley, (John) & Sons, Inc. (Class A Stock)	11,600	515,272
Windstream Corp.	21,600	251,856
Xilinx, Inc.(a)	54,400	1,492,736

		422,433,430

TOTAL COMMON STOCKS (cost $1,062,802,371)		907,917,558

EXCHANGE TRADED FUNDS — 8.0%
iShares Dow Jones US Real Estate Index Fund(a)	350,648	17,732,269

	Shares	Value
EXCHANGE TRADED FUNDS (Continued)
iShares Gold Trust*	6,695,701	$105,992,947
iShares S&P 500 Index Fund(a)	457,351	51,996,235
SPDR Gold Trust*(a)	49,678	7,853,098

TOTAL EXCHANGE TRADED FUNDS (cost $186,129,040)		183,574,549

PREFERRED STOCKS — 0.4%
Brazil — 0.2%
AES Tiete SA (PRFC Shares)	94,800	1,184,842
Bradespar SA (PRFC Shares)	22,100	385,523
Cia de Bebidas das Americas (PRFC
Shares), ADR	28,400	870,460
Petroleo Brasileiro SA (PRFC Shares)	80,800	820,784
Vale SA (PRFC Shares), ADR	41,800	877,800

		4,139,409

Germany — 0.1%
Fuchs Petrolub AG (PRFC Shares)	26,796	1,096,385
Hugo Boss AG (PRFC Shares)	3,177	253,704
KSB AG (PRFC Shares)	47	24,639
Volkswagen AG (PRFC Shares)	8,110	1,070,260

		2,444,988

Norway — 0.1%
Aker Solutions ASA (PRFC Shares)	72,416	693,698
Storebrand ASA (PRFC Shares)	145,355	731,589

		1,425,287

TOTAL PREFERRED STOCKS (cost $9,728,273)		8,009,684

	Units
RIGHTS*
Spain
Banco Bilbao Vizcaya Argentaria SA,expiring 10/14/11	192,287	28,338
CaixaBank, expiring 10/13/11	36,221	2,960

		31,298

Taiwan
Sino-American Silicon Products, Inc.,expiring 10/07/11	3,871	—

TOTAL RIGHTS (cost $31,342)		31,298

	Shares
UNAFFILIATED MUTUAL FUNDS — 13.7%
Credit Suisse Commodity Return Strategy Fund (Common Shares)	1,113,196	9,094,811
Goldman Sachs Small Cap Value Fund (Institutional Shares)	687,298	24,186,025
Heartland Value Plus Fund (Retail Shares)	964,018	23,387,066
PIMCO Commodity RealReturn Strategy Fund (Institutional Shares)	1,227,739	9,072,988
PIMCO Developing Local Markets Fund (Institutional Shares)	4,767,457	47,531,543

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

			Shares		Value
UNAFFILIATED MUTUAL FUNDS (Continued)
PIMCO Emerging Local Bond Fund (Institutional Shares)				10,800,077	$108,000,771
PIMCO Emerging Markets Bond Fund United States (Institutional Shares)				8,595,777	93,178,218

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $340,141,894)					314,451,422

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.9%
Geldilux (Luxembourg),
Series 2007-TS, Class A
1.669%(c)	09/08/14	A(d)	EUR	2,800	$3,662,301
Lambda Finance BV (Netherlands),
Series 2005-IA, Class A3
0.516%(c)	11/15/29	Aaa		$1,030	1,022,723
Series 2005-1X, Class A2
1.775%(c)	11/15/29	AAA(d)	EUR	1,438	1,912,338
Series 2007-1A, Class A3, 144A
0.501%(c)	09/20/31	Aaa		2,852	2,785,018
Series 2007-1X, Class A3
0.501%(c)	09/20/31	AAA(d)		589	563,796
Paragon Personal and Auto Finance (United Kingdom),
Series 3, Class C1
2.719%(c)	04/15/36	A(d)	GBP	2,536	3,382,975
Sherwood Castle Funding PLC (United Kingdom),
Series 2004-1, Class A
1.738%(c)	03/15/16	AAA(d)	EUR	3,500	4,529,584
Stichting DFM Vehicle Loans Securitisation 2005 (Netherlands),
Series 2005-1, Class B1
1.530%(c)	08/18/18	Aaa	EUR	2,000	2,632,087

TOTAL ASSET-BACKED SECURITIES (cost $21,499,173)					20,490,822

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
Deco Series (Ireland),
Series 2007-E6X, Class A3
1.823%(c)	04/27/18	A+(d)	EUR	3,362	3,181,584
Opera Finance PLC (Ireland),
Series GER3, Class B
1.838%(c)	01/25/22	A+(d)	EUR	1,500	1,617,744
Quokka Finance PLC (Ireland),
Series 2006-1, Class A
1.740%(c)	09/01/16	Aa1	EUR	2,968	3,622,307
Real Estate Capital PLC (United Kingdom),
Series 3, Class A
1.027%(c)	07/15/16	AA-(d)	GBP	2,429	3,497,636
Residential Mortgage Securities (United Kingdom),
Series 25, Class A1
3.419%(c)	12/16/50	AAA(d)	GBP	976	1,497,522
Titan Europe PLC (United Kingdom),
Series 2006-4FSX, Class A1
4.859%(c)	09/03/14	A-(d)	GBP	2,374	3,423,889

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $18,673,253)					16,840,682

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS — 22.7%
Australia — 0.4%
Commonwealth Bank of Australia,
Gov’t. Liquid Gtd. Notes, 144A
2.400%	01/12/12		Aaa	$4,500	$4,524,237
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A
6.375%	02/01/16		B1	530	477,000
Rio Tinto Finance USA Ltd.,
Gtd. Notes
7.125%	07/15/28	(a)	A3	970	1,282,583
9.000%	05/01/19		A3	700	942,038
Westpac Banking Corp.,
Sr. Unsec’d. Notes
2.250%	11/19/12		Aa2	1,270	1,286,894

					8,512,752

Austria
Sappi Papier Holding GmbH,
Sr. Sec’d. Notes, 144A
6.625%	04/15/21	(a)	Ba2	1,100	935,000

Belgium — 0.1%
Delhaize Group SA,
Gtd. Notes
5.700%	10/01/40		Baa3	2,583	2,676,536

Bermuda — 0.1%
Digicel Group Ltd.,
Sr. Unsec’d. Notes, 144A
10.500%	04/15/18		Caa1	650	640,250
Digicel Ltd.,
Sr. Unsec’d. Notes, 144A
8.250%	09/01/17	(a)	B1	500	470,000
Forbes Energy Services Ltd.,
Gtd. Notes, 144A
9.000%	06/15/19		Caa1	250	231,250
Petroplus Finance Ltd.,
Sr. Sec’d. Notes, 144A
9.375%	09/15/19	(a)	B2	850	726,750
Weatherford International Ltd.,
Gtd. Notes
7.000%	03/15/38		Baa2	960	1,056,506

					3,124,756

Canada — 1.1%
Agrium, Inc.,
Sr. Unsec’d. Notes
6.125%	01/15/41		Baa2	835	1,020,059
Air Canada,
Sr. Sec’d. Notes, 144A
9.250%	08/01/15		B1	730	693,500
Bank of Nova Scotia,
Covered Bonds
0.550%(c)	10/18/12		Aa1	5,240	5,260,478
Barrick Gold Corp.,
Sr. Unsec’d. Notes
1.750%	05/30/14		Baa1	1,050	1,054,939
Bombardier, Inc.,
Sr. Notes, 144A
7.750%	03/15/20		Ba2	950	1,011,750

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Canadian Imperial Bank of Commerce,
Covered Bonds, 144A
2.600%	07/02/15(a)	Aaa	$3,325	$3,463,337
Fairfax Financial Holdings Ltd.,
Sr. Notes, 144A
5.800%	05/15/21	Baa3	2,820	2,684,538
Precision Drilling Corp.,
Gtd. Notes
6.625%	11/15/20	Ba2	210	204,750
Royal Bank of Canada,
Covered Bonds, 144A
3.125%	04/14/15(a)	Aaa	6,645	7,050,099
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.850%	06/01/39(a)	Baa2	815	988,579
Talisman Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	02/01/38	Baa2	250	281,553
Total Capital Canada Ltd.,
Gtd. Notes
1.625%	01/28/14	Aa1	1,145	1,165,073

				24,878,655

Cayman Islands — 0.2%
Offshore Group Investments Ltd.,
Sr. Sec’d. Notes
11.500%	08/01/15(a)	B3	705	726,150
Petrobras International Finance Co.,
Gtd. Notes
5.750%	01/20/20(a)	A3	580	602,040
Seagate HDD Cayman,
Gtd. Notes, 144A
7.000%	11/01/21	Ba1	350	322,000
7.750%	12/15/18	Ba1	625	612,500
Xl Group Ltd.,
Gtd. Notes
5.750%	10/01/21	Baa2	2,645	2,637,419

				4,900,109

Denmark — 0.2%
Danske Bank A/S,
Gov’t. Liquid Gtd. Notes, 144A
2.500%	05/10/12	Aaa	1,605	1,624,225
Sr. Unsec’d. Notes, 144A
3.875%	04/14/16	A2	3,370	3,258,079

				4,882,304

France — 0.3%
EDF SA,
Sr. Unsec’d. Notes, 144A
6.500%	01/26/19	Aa3	1,230	1,437,713
Total Capital SA,
Gtd. Notes
2.300%	03/15/16(a)	Aa1	1,580	1,621,913
Vivendi SA,
Sr. Unsec’d. Notes, 144A
5.750%	04/04/13	Baa2	2,705	2,853,724

				5,913,350

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Germany — 0.1%
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes, MTN
2.750%	09/08/20	Aaa	$3,035	$3,145,098

Ireland — 0.2%
Willis Group Holdings PLC,
Gtd. Notes
5.750%	03/15/21	Baa3	2,240	2,338,081
XL Group PLC,
Sr. Unsec’d. Notes
5.250%	09/15/14	Baa2	1,120	1,166,143

				3,504,224

Liberia
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
11.875%	07/15/15	Ba2	500	580,000

Luxembourg — 0.4%
ArcelorMittal,
Sr. Unsec’d. Notes
6.125%	06/01/18(a)	Baa3	2,400	2,316,890
Intelsat Luxembourg SA,
Gtd. Notes
11.250%	02/04/17(a)	Caa3	1,165	1,010,637
Gtd. Notes, PIK
11.500%	02/04/17	Caa3	495	425,700
Gtd. Notes, 144A, PIK
11.500%	02/04/17	Caa3	470	404,200
Telecom Italia Capital SA,
Gtd. Notes
6.175%	06/18/14(a)	Baa2	925	920,523
6.999%	06/04/18	Baa2	2,600	2,605,265
Wind Acquisition Finance SA,
Sr. Sec’d. Notes, 144A
7.250%	02/15/18	Ba2	450	384,188
Wind Acquisition Holdings Finance SA,
Sr. Sec’d. Notes, 144A, PIK
12.250%	07/15/17	B3	1,061	827,775

				8,895,178

Mexico — 0.2%
America Movil SAB de CV,
Gtd. Notes
2.375%	09/08/16	A2	1,420	1,373,140
Cemex SAB de CV,
Sr. Sec’d. Notes, 144A
5.369%(c)	09/30/15(a)	B	275	178,753
Comision Federal de Electricidad,
Sr. Unsec’d. Notes, 144A
4.875%	05/26/21	Baa1	1,600	1,608,000
Kansas City Southern de Mexico SA de CV,
Sr. Unsec’d. Notes
6.625%	12/15/20	Ba2	1,000	1,030,000

				4,189,893

Netherlands — 0.7%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Sr. Unsec’d. Notes, 144A
4.200%	05/13/14	Aaa	800	849,318

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Netherlands (cont’d.)
Deutsche Telekom International Finance BV,
Gtd. Notes
8.750%	06/15/30	Baa1	$2,440	$3,254,499
ING Bank NV,
Sr. Unsec’d. Notes, 144A
4.000%	03/15/16(a)	Aa3	1,290	1,297,917
Nederlandse Waterschapsbank NV,
Sr. Unsec’d. Notes, 144A
1.375%	05/16/14(a)	Aaa	8,600	8,688,838
Shell International Finance BV,
Gtd. Notes
5.500%	03/25/40	Aa1	1,445	1,797,134
UPC Holding BV,
Sr. Sec’d. Notes, 144A
9.875%	04/15/18	B2	1,000	1,000,000

				16,887,706

Supra National Bank — 0.3%
European Investment Bank,
Sr. Unsec’d. Notes
4.875%	02/15/36	Aaa	3,810	4,456,843
Inter-American Development Bank,
Sr. Unsec’d. Notes
4.750%	10/19/12	Aaa	1,100	1,149,612
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, MTN
5.500%	11/25/13	Aaa	900	994,107

				6,600,562

Sweden — 0.1%
Nordea Bank AB,
Sr. Unsec’d. Notes, 144A
2.500%	11/13/12	Aa2	2,625	2,644,884

Switzerland
Credit Suisse,
Sub. Notes
6.000%	02/15/18	Aa2	475	482,020

United Kingdom — 0.9%
Barclays Bank PLC,
Sub. Notes, 144A
6.050%	12/04/17	Baa1	3,510	3,221,787
BAT International Finance PLC,
Gtd. Notes, 144A
9.500%	11/15/18	Baa1	1,645	2,233,209
HSBC Bank PLC,
Sr. Notes, 144A
3.500%	06/28/15	Aa2	1,025	1,040,101
Lloyds TSB Bank PLC,
Bank Gtd. Notes
6.375%	01/21/21	Aa3	680	670,429
Royal Bank of Scotland PLC (The),
Gov’t. Liquid Gtd. Notes, 144A
2.625%	05/11/12	Aaa	6,205	6,283,847
United Business Media Ltd.,
Notes, 144A
5.750%	11/03/20	Baa3	1,655	1,768,404
Vodafone Group PLC,
Sr. Unsec’d. Notes
5.625%	02/27/17	A3	880	1,008,479

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
5.750%	03/15/16	A3	$1,000	$1,140,500
WPP Finance UK,
Gtd. Notes
8.000%	09/15/14	Baa3	3,020	3,417,982

				20,784,738

United States — 17.4%
Academy Ltd./Academy Finance Corp.,
Gtd. Notes, 144A
9.250%	08/01/19	Caa1	500	465,000
AES Corp. (The),
Sr. Notes, 144A
7.375%	07/01/21	B1	700	661,500
Allbritton Communications Co.,
Sr. Unsec’d. Notes
8.000%	05/15/18	B2	1,000	940,000
Allegheny Energy Supply Co. LLC,
Sr. Unsec’d. Notes, 144A
5.750%	10/15/19	Baa3	1,410	1,505,313
Alliance One International, Inc.,
Gtd. Notes
10.000%	07/15/16(a)	B2	1,160	957,000
Allison Transmission, Inc.,
Gtd. Notes, 144A
7.125%	05/15/19(a)	Caa1	765	692,325
Ally Financial, Inc.,
Gtd. Notes
4.500%	02/11/14	B1	985	901,275
6.250%	12/01/17	B1	820	714,310
7.500%	09/15/20(a)	B1	2,000	1,810,000
Altria Group, Inc.,
Gtd. Notes
10.200%	02/06/39	Baa1	1,170	1,695,841
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	03/15/16	B2	615	516,600
Ameristar Casinos, Inc.,
Gtd. Notes, 144A
7.500%	04/15/21(a)	B3	860	832,050
Amgen, Inc.,
Unsec’d. Notes
4.500%	03/15/20	A3	2,290	2,553,936
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
5.375%	11/15/14	Baa1	420	469,310
8.000%	11/15/39(a)	Baa1	1,155	1,717,165
Arch Coal, Inc.,
Gtd. Notes, 144A
7.000%	06/15/19(a)	B1	400	380,000
AT&T, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/21	A2	6,800	6,994,881
6.550%	02/15/39	A2	1,765	2,090,258
Atmos Energy Corp.,
Sr. Unsec’d. Notes
8.500%	03/15/19	Baa1	510	688,663
Audatex North America, Inc.,
Gtd. Notes, 144A
6.750%	06/15/18	Ba2	400	397,000

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Avaya, Inc.,
Gtd. Notes
9.750%	11/01/15	Caa2	$770	$562,100
Gtd. Notes, PIK
10.125%	11/01/15	Caa2	1,020	747,150
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
8.250%	01/15/19	B2	500	457,500
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.,
Gtd. Notes
7.750%	02/15/19	B1	200	188,500
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
5.650%	05/01/18(a)	Baa1	11,135	10,573,050
Bank of America NA,
Sub. Notes
6.100%	06/15/17	A3	2,900	2,700,515
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.550%	09/23/21	Aa2	4,200	4,186,686
4.300%	05/15/14	Aa2	415	447,769
Basic Energy Services, Inc.,
Gtd. Notes, 144A
7.750%	02/15/19	B3	755	717,250
Beazer Homes USA, Inc.,
Gtd. Notes
9.125%	06/15/18	Caa3	400	246,000
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
0.708%(c)	02/11/13	Aa2	2,700	2,705,108
Berry Plastics Corp.,
Sec’d. Notes
9.750%	01/15/21	Caa1	255	216,750
Bon-Ton Department Stores, Inc. (The),
Gtd. Notes
10.250%	03/15/14(a)	Caa1	950	760,000
Buccaneer Merger Sub, Inc.,
Sr. Notes, 144A
9.125%	01/15/19	Caa1	705	690,900
Caesars Entertainment Operating Co., Inc.,
Sec’d. Notes
10.000%	12/15/18(a)	CCC(d)	1,220	725,900
Calfrac Holdings LP,
Sr. Unsec’d. Notes, 144A
7.500%	12/01/20	B2	710	670,950
Camden Property Trust,
Sr. Unsec’d. Notes, REIT
4.625%	06/15/21(a)	Baa1	2,800	2,784,012
5.000%	06/15/15	Baa1	1,310	1,398,177
Capella Healthcare, Inc.,
Gtd. Notes, 144A
9.250%	07/01/17	B3	1,185	1,125,750
CareFusion Corp.,
Sr. Unsec’d. Notes
5.125%	08/01/14	Baa3	1,700	1,851,047
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes
6.125%	02/17/14	A2	4,515	5,037,426
Sr. Unsec’d. Notes, MTN

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
1.375%	05/20/14	A2	$1,750	$1,759,784
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
7.000%	01/15/19	B1	905	877,850
CDW LLC/CDW Finance Corp.,
Sr. Sec’d. Notes, 144A
8.000%	12/15/18(a)	B2	1,220	1,195,600
Cellco Partnership/Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes
5.550%	02/01/14	A2	2,700	2,953,913
8.500%	11/15/18	A2	500	666,269
Cengage Learning Acquisitions, Inc.,
Sr. Notes, 144A
10.500%	01/15/15	Caa2	720	460,800
CenturyLink, Inc.,
Sr. Unsec’d. Notes
6.450%	06/15/21	Baa3	2,375	2,200,713
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.625%	11/15/17	B3	525	519,750
Chaparral Energy, Inc.,
Gtd. Notes
8.250%	09/01/21	Caa1	385	351,311
9.875%	10/01/20	Caa1	1,000	1,000,000
Chesapeake Energy Corp.,
Gtd. Notes
6.125%	02/15/21	Ba3	250	251,875
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	06/15/19(a)	B2	445	347,100
8.250%	06/15/21	B2	315	242,550
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.450%	01/15/20(a)	A1	1,700	1,879,695
CIT Group, Inc.,
Sec’d. Notes
7.000%	05/01/14	B2	352	359,028
Sec’d. Notes, 144A
6.625%	04/01/18	B2	185	184,075
7.000%	05/02/16	B2	750	727,500
7.000%	05/02/17	B2	1,810	1,755,700
Citigroup Capital XXI,
Gtd. Notes
8.300%(c)	12/21/57	Ba1	265	259,700
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.953%	06/15/16(a)	A3	8,125	8,105,671
Claire’s Stores, Inc.,
Sec’d. Notes
8.875%	03/15/19	Caa3	750	540,000
Clayton Williams Energy, Inc.,
Gtd. Notes, 144A
7.750%	04/01/19	Caa1	185	159,100
CNA Financial Corp.,
Sr. Unsec’d. Notes
7.350%	11/15/19	Baa3	1,520	1,683,237
Coca-Cola Co. (The),
Sr. Notes, 144A
1.800%	09/01/16	Aa3	1,455	1,459,205

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Coca-Cola Enterprises, Inc.,
Sr. Unsec’d. Notes
1.125%	11/12/13	A3	$6,535	$6,524,178
Colt Defense LLC/Colt Finance Corp.,
Sr. Unsec’d. Notes
8.750%	11/15/17	Caa1	530	351,125
CommScope, Inc.,
Gtd. Notes, 144A
8.250%	01/15/19(a)	B3	535	521,625
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39(a)	A1	965	1,279,637
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.450%	06/15/20	A3	2,990	3,312,762
Consumers Energy Co.,
First Mortgage
6.700%	09/15/19	A3	290	367,029
Continental Airlines, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	09/15/15	Ba2	250	240,000
Copano Energy LLC/Copano Energy Finance Corp.,
Gtd. Notes
7.125%	04/01/21	B1	75	73,311
7.750%	06/01/18	B1	760	777,100
Crosstex Energy LP/Crosstex Energy Finance Corp.,
Gtd. Notes
8.875%	02/15/18	B2	700	717,500
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	Baa3	1,900	2,336,743
CVS Caremark Corp.,
Sr. Unsec’d. Notes
5.750%	06/01/17	Baa2	185	212,333
6.125%	09/15/39	Baa2	1,400	1,642,780
Cytec Industries, Inc.,
Sr. Unsec’d. Notes
6.000%	10/01/15	Baa2	705	781,211
Dana Holding Corp.,
Sr. Unsec’d. Notes
6.500%	02/15/19	B3	265	251,750
Dave & Buster’s, Inc.,
Gtd. Notes
11.000%	06/01/18	Caa1	1,000	992,500
Digital Realty Trust LP,
Gtd. Notes, REIT
5.250%	03/15/21	Baa2	1,305	1,291,761
5.875%	02/01/20	Baa2	2,920	3,072,077
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
5.000%	03/01/21	Baa2	2,275	2,406,427
6.375%	03/01/41	Baa2	1,945	2,176,187
DISH DBS Corp.,
Gtd. Notes, 144A
6.750%	06/01/21	Ba3	480	458,400
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
10.875%	11/15/14	B3	500	497,500
Gtd. Notes, 144A

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
7.750%	04/15/18	B3	$270	$230,850
9.750%	10/15/17	Caa1	180	150,300
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
4.900%	08/01/41(a)	Baa2	1,835	1,899,447
6.400%	06/15/18	Baa2	1,335	1,605,855
Domtar Corp.,
Gtd. Notes
10.750%	06/01/17	Baa3	650	809,250
Duke Energy Carolinas LLC,
First Mortgage
4.300%	06/15/20(a)	A1	2,455	2,711,808
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.050%	09/15/19	Baa2	1,925	2,169,017
DuPont Fabros Technology LP,
Gtd. Notes, REIT
8.500%	12/15/17	Ba1	1,020	1,055,700
Dyncorp International, Inc.,
Gtd. Notes
10.375%	07/01/17	B2	690	602,025
Edgen Murray Corp.,
Sr. Sec’d. Notes
12.250%	01/15/15	Caa3	345	309,206
Edison Mission Energy,
Sr. Unsec’d. Notes
7.000%	05/15/17	Caa1	560	333,200
El Paso Pipeline Partners Operating Co. LLC,
Gtd. Notes
6.500%	04/01/20(a)	Ba1	515	566,893
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	Baa3	1,110	1,041,506
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
5.500%	09/15/40	Baa2	360	367,891
Endo Pharmaceuticals Holdings, Inc.,
Gtd. Notes, 144A
7.000%	07/15/19	Ba3	145	145,544
Energy Future Holdings Corp.,
Sr. Sec’d. Notes
10.000%	01/15/20	Caa3	1,095	1,062,150
Energy Transfer Equity LP,
Sr. Sec’d. Notes
7.500%	10/15/20	Ba2	400	411,000
Enterprise Products Operating LLC,
Gtd. Notes
6.450%	09/01/40	Baa3	980	1,109,282
Entravision Communications Corp.,
Sr. Sec’d. Notes
8.750%	08/01/17(a)	B1	750	703,125
EQT Corp.,
Sr. Unsec’d. Notes
8.125%	06/01/19	Baa2	1,400	1,697,359
Equinix, Inc.,
Sr. Unsec’d. Notes
8.125%	03/01/18	Ba2	595	626,237

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
EV Energy Partners LP/EV Energy Finance Corp.,
Gtd. Notes, 144A
8.000%	04/15/19	B3	$250	$241,250
Express Scripts, Inc.,
Gtd. Notes
3.125%	05/15/16	Baa3	1,355	1,368,156
FGI Operating Co., Inc.,
Sr. Sec’d. Notes
10.250%	08/01/15	Ba3	193	200,720
First Data Corp.,
Gtd. Notes
9.875%	09/24/15(a)	Caa1	1,565	1,310,687
11.250%	03/31/16(a)	Caa2	520	351,000
Sr. Sec’d. Notes, 144A
7.375%	06/15/19(a)	B1	240	213,000
Florida Power Corp.,
First Mortgage
6.400%	06/15/38	A2	2,025	2,657,262
Ford Motor Co.,
Sr. Unsec’d. Notes
7.450%	07/16/31(a)	Ba3	1,000	1,128,880
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.000%	05/15/18	Ba2	600	579,550
6.625%	08/15/17	Ba2	500	520,654
7.000%	04/15/15	Ba2	500	525,000
8.125%	01/15/20(a)	Ba2	1,000	1,134,452
Fresenius Medical Care US Finance, Inc.,
Gtd. Notes, 144A
6.500%	09/15/18	Ba2	690	700,350
Frontier Communications Corp.,
Sr. Unsec’d. Notes
9.000%	08/15/31	Ba2	1,000	852,500
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.375%	09/16/20(a)	Aa2	3,650	3,714,061
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/21	Baa1	1,860	2,004,710
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.625%	02/07/16(a)	A1	1,205	1,173,158
5.375%	03/15/20	A1	4,770	4,736,968
Sub. Notes
6.750%	10/01/37	A2	1,235	1,129,708
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
8.250%	08/15/20(a)	B1	920	936,100
GXS Worldwide, Inc.,
Sr. Sec’d. Notes
9.750%	06/15/15(a)	B2	1,660	1,593,600
Hartford Financial Services Group, Inc.,
Sr. Unsec’d. Notes
5.500%	03/30/20	Baa3	2,245	2,188,906
6.625%	03/30/40	Baa3	815	763,234
HCA Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	05/15/21	B3	310	290,625

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Hertz Corp. (The),
Gtd. Notes
6.750%	04/15/19	B2	$1,040	$943,800
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41(a)	Baa2	1,300	1,402,471
6.000%	01/15/40	Baa2	535	610,147
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
4.750%	06/02/14	A2	4,100	4,404,958
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.950%	04/01/41	A3	330	392,483
Honeywell International, Inc.,
Sr. Unsec’d. Notes
4.250%	03/01/13	A2	5,480	5,751,485
Huntington Ingalls Industries, Inc.,
Gtd. Notes, 144A
7.125%	03/15/21	Ba3	150	139,125
Huntsman International LLC,
Gtd. Notes
8.625%	03/15/21(a)	B3	1,000	957,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
8.000%	01/15/18	Ba3	830	826,887
Insight Communications Co., Inc.,
Sr. Notes, 144A
9.375%	07/15/18	B3	725	812,000
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.625%	10/15/18	Aa3	4,915	6,518,745
International Lease Finance Corp.,
Sr. Unsec’d. Notes
6.250%	05/15/19	B1	190	165,146
8.250%	12/15/20(a)	B1	845	828,100
8.625%	09/15/15	B1	400	397,000
8.875%	09/01/17	B1	1,000	1,005,000
International Paper Co.,
Sr. Unsec’d. Notes
7.950%	06/15/18	Baa3	905	1,045,300
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes
5.625%	12/15/20	Ba1	370	360,750
James River Escrow, Inc.,
Gtd. Notes, 144A
7.875%	04/01/19	B2	480	403,200
JMC Steel Group,
Sr. Notes, 144A
8.250%	03/15/18	B3	410	385,400
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.950%	03/09/15	A2	2,740	2,880,885
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17	Aa2	4,035	4,242,016
JPMorgan Chase Capital XXVII,
Ltd. Gtd. Notes
7.000%	11/01/39	A2	2,835	2,845,209

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
KB Home,
Gtd. Notes
6.250%	06/15/15	B2	$1,190	$952,000
Key Energy Services, Inc.,
Gtd. Notes
6.750%	03/01/21	B1	165	158,811
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.625%	02/15/15	Baa2	1,555	1,722,970
9.000%	02/01/19	Baa2	900	1,149,655
Kohl’s Corp.,
Sr. Unsec’d. Notes
6.875%	12/15/37	Baa1	510	649,628
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20	Baa2	340	384,785
6.875%	02/01/38	Baa2	2,565	3,233,472
6.875%	01/26/39	Baa2	2,040	2,573,878
Kroger Co. (The),
Gtd. Notes
5.000%	04/15/13	Baa2	800	840,814
Landry’s Restaurants, Inc.,
Sec’d. Notes
11.625%	12/01/15	B3	380	381,900
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21(a)	Baa2	1,190	1,130,559
10.750%(c)	06/15/58	Baa3	410	487,900
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
7.750%	02/01/21	B2	500	500,000
8.625%	04/15/20	B2	500	515,000
Lions Gate Entertainment, Inc.,
Sec’d. Notes, 144A
10.250%	11/01/16	B1	585	561,600
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21	Baa1	1,990	1,970,347
Ltd. Brands, Inc.,
Gtd. Notes
6.625%	04/01/21	Ba1	1,200	1,209,000
Macy’s Retail Holdings, Inc.,
Gtd. Notes
6.375%	03/15/37	Ba1	540	592,480
6.700%	07/15/34	Ba1	300	329,824
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
8.875%	04/01/18	B	500	495,000
McKesson Corp.,
Sr. Unsec’d. Notes
7.500%	02/15/19	Baa2	360	467,403
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66(a)	Baa2	5,580	4,946,045
MetroPCS Wireless, Inc.,
Gtd. Notes
6.625%	11/15/20(a)	B2	350	308,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
MGM Resorts International,
Gtd. Notes
6.625%	07/15/15(a)	Caa1	$1,825	$1,546,687
6.875%	04/01/16	Caa1	615	522,750
Microsoft Corp.,
Sr. Unsec’d. Notes
2.500%	02/08/16(a)	Aaa	3,400	3,566,073
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18	Baa1	900	1,037,613
6.500%	09/15/37	Baa1	2,125	2,657,680
Momentive Performance Materials, Inc.,
Sec’d. Notes
9.000%	01/15/21	Caa1	400	274,000
Morgan Stanley,
FDIC Gtd. Notes
3.250%	12/01/11	Aaa	1,445	1,452,135
Sr. Unsec’d. Notes
1.853%(c)	01/24/14	A2	900	839,684
3.800%	04/29/16(a)	A2	5,125	4,724,891
Sr. Unsec’d. Notes, MTN
5.500%	01/26/20	A2	2,190	2,010,256
Nabors Industries, Inc.,
Gtd. Notes
6.150%	02/15/18	Baa2	1,415	1,577,736
NBCUniversal Media LLC,
Sr. Unsec’d. Notes
4.375%	04/01/21	Baa2	4,000	4,108,544
5.150%	04/30/20	Baa2	2,320	2,544,068
Newmont Mining Corp.,
Gtd. Notes
6.250%	10/01/39	Baa1	1,730	1,954,613
News America, Inc.,
Gtd. Notes
4.500%	02/15/21	Baa1	900	904,192
6.650%	11/15/37	Baa1	1,700	1,868,613
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21	B2	110	109,175
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC,
Gtd. Notes
8.875%	03/15/18	B1	1,000	990,000
NiSource Finance Corp.,
Gtd. Notes
6.125%	03/01/22	Baa3	540	611,863
6.800%	01/15/19	Baa3	1,000	1,166,416
Noble Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	03/01/41	Baa2	1,260	1,406,829
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.750%	05/01/20	Baa1	340	373,133
6.750%	06/01/14	Baa1	275	310,763
7.000%	01/15/38	Baa1	620	822,397
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.900%	06/15/19(a)	Baa1	875	1,052,952

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
NRG Energy, Inc.,
Gtd. Notes
8.250%	09/01/20(a)	B1	$570	$538,650
Gtd. Notes, 144A
7.625%	01/15/18	B1	1,070	995,100
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
1.750%	02/15/17	A2	665	660,001
ONEOK Partners LP,
Gtd. Notes
8.625%	03/01/19	Baa2	570	734,196
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
5.800%	03/01/37	A3	1,435	1,667,603
6.250%	03/01/39	A3	2,805	3,470,932
PAETEC Holding Corp.,
Gtd. Notes
9.500%	07/15/15(a)	Caa1	440	457,600
9.875%	12/01/18	Caa1	630	659,925
Sr. Sec’d. Notes
8.875%	06/30/17	Ba3	230	241,500
Parker Drilling Co.,
Gtd. Notes
9.125%	04/01/18	B1	425	429,250
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.875%	11/01/40(a)	Aa3	1,035	1,185,892
Petroleum Development Corp.,
Sr. Unsec’d. Notes
12.000%	02/15/18	B3	500	535,000
Pfizer, Inc.,
Sr. Unsec’d. Notes
5.350%	03/15/15	A1	2,995	3,412,165
7.200%	03/15/39	A1	1,910	2,789,236
Pinnacle Entertainment, Inc.,
Gtd. Notes
8.750%	05/15/20	Caa1	595	554,838
Plains All American Pipeline LP/PAA Finance Corp.,
Gtd. Notes
8.750%	05/01/19	Baa3	115	146,761
Plains Exploration & Production Co.,
Gtd. Notes
6.625%	05/01/21	B1	590	578,938
10.000%	03/01/16	B1	500	542,500
Polymer Group, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	02/01/19	B1	515	513,711
Production Resource Group, Inc.,
Gtd. Notes, 144A
8.875%	05/01/19	B3	335	302,338
PSEG Power LLC,
Gtd. Notes
6.950%	06/01/12	Baa1	1,575	1,634,414
Public Service Co. of Colorado,
First Mortgage
4.750%	08/15/41	A2	1,465	1,628,044
Quest Diagnostics, Inc.,
Gtd. Notes
4.700%	04/01/21	Baa2	1,310	1,405,561

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Quicksilver Resources, Inc.,
Gtd. Notes
7.125%	04/01/16	B3	$110	$96,800
8.250%	08/01/15	B2	905	859,750
Quicksilver, Inc.,
Gtd. Notes
6.875%	04/15/15(a)	Caa1	1,300	1,157,000
QVC, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	10/15/20	Ba2	680	724,200
Radiation Therapy Services, Inc.,
Gtd. Notes
9.875%	04/15/17	B3	985	839,711
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
8.000%	12/01/18	B1	265	265,000
Raytheon Co.,
Sr. Unsec’d. Notes
1.625%	10/15/15	Baa1	2,830	2,821,985
Republic Services, Inc.,
Gtd. Notes
5.250%	11/15/21	Baa3	895	1,003,231
Reynolds American, Inc.,
Gtd. Notes
7.250%	06/15/37	Baa3	335	376,134
7.625%	06/01/16	Baa3	490	586,628
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes, 144A
9.000%	04/15/19	Caa1	330	280,500
Sr. Sec’d. Notes, 144A
7.125%	04/15/19	Ba3	420	390,600
7.875%	08/15/19	Ba3	530	511,450
8.500%	10/15/16	Ba3	250	250,625
Rite Aid Corp.,
Sec’d. Notes
10.375%	07/15/16	Caa2	590	603,275
Roadhouse Financing, Inc.,
Sec’d. Notes
10.750%	10/15/17	B2	1,000	927,500
Rohm & Haas Co.,
Sr. Unsec’d. Notes
6.000%	09/15/17	Baa3	4,615	5,216,570
Sabine Pass LNG LP,
Sr. Sec’d. Notes
7.500%	11/30/16	B3	260	240,500
Sabra Health Care LP / Sabra Capital Corp.,
Gtd. Notes
8.125%	11/01/18	B2	825	767,250
SandRidge Energy, Inc.,
Gtd. Notes, 144A
7.500%	03/15/21	B3	795	731,400
Sanmina-SCI Corp.,
Gtd. Notes, 144A
7.000%	05/15/19(a)	B1	655	576,400
Senior Housing Properties Trust,
Sr. Unsec’d. Notes, REIT
4.300%	01/15/16	Baa3	1,550	1,547,036

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Severstal Columbus LLC,
Sr. Sec’d. Notes
10.250%	02/15/18	B3	$650	$663,000
Smithfield Foods, Inc.,
Sr. Sec’d. Notes
10.000%	07/15/14	Ba2	134	152,090
Southern California Edison Co.,
First Mortgage
5.500%	03/15/40	A1	2,865	3,562,774
Southern Co.,
Sr. Unsec’d. Notes
2.375%	09/15/15	Baa1	3,635	3,707,533
Southern Copper Corp.,
Sr. Unsec’d. Notes
6.750%	04/16/40	Baa2	2,515	2,470,988
Spectrum Brands Holdings, Inc.,
Sr. Sec’d. Notes
9.500%	06/15/18	B1	610	649,650
Stallion Oilfield Holdings Ltd.,
Sr. Sec’d. Notes
10.500%	02/15/15	B3	400	408,000
Staples, Inc.,
Gtd. Notes
9.750%	01/15/14	Baa2	940	1,089,504
Sterling Merger, Inc.,
Sr. Notes, 144A
11.000%	10/01/19	Caa1	1,100	1,045,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes, 144A
6.875%	02/01/21	B1	425	408,000
Target Corp.,
Sr. Unsec’d. Notes
6.500%	10/15/37	A2	2,015	2,629,287
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
Sr. Sec’d. Notes, 144A
11.500%	10/01/20	B2	375	300,000
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
2.375%	05/16/16(a)	A1	2,365	2,425,142
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.600%	08/15/21	A3	465	482,687
Time Warner Cable, Inc.,
Gtd. Notes
6.550%	05/01/37	Baa2	1,615	1,796,185
TPC Group LLC,
Sr. Sec’d. Notes, 144A
8.250%	10/01/17	B1	1,250	1,225,000
Travelport LLC/Travelport, Inc.,
Gtd. Notes
9.000%	03/01/16(a)	Caa2	420	245,700
Union Pacific Corp.,
Sr. Unsec’d. Notes
6.125%	02/15/20(a)	Baa2	1,025	1,245,218
United Refining Co.,
Sr. Sec’d. Notes
10.500%	02/28/18	B3	675	634,500

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
United Technologies Corp.,
Sr. Unsec’d. Notes
4.875%	05/01/15	A2	$4,585	$5,143,682
6.125%	07/15/38	A2	1,790	2,256,281
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
6.500%	06/15/37	A3	1,170	1,461,780
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21(a)	Caa2	780	608,400
Sr. Sec’d. Notes, 144A
6.875%	05/15/19	B2	410	364,900
7.875%	11/01/20	B2	370	346,875
US Bank NA,
Sub. Notes
4.950%	10/30/14	Aa3	730	794,521
US Central Federal Credit Union,
U.S. Gov’t. Gtd. Notes
1.250%	10/19/11	Aaa	13,745	13,750,952
Valero Energy Corp.,
Gtd. Notes
4.500%	02/01/15	Baa2	315	336,326
6.125%	02/01/20	Baa2	720	798,939
6.625%	06/15/37	Baa2	285	306,197
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	04/01/41	A3	700	850,827
Verso Paper Holdings LLC/Verso Paper, Inc.,
Gtd. Notes
11.375%	08/01/16(a)	Caa1	250	181,250
Sec’d. Notes
8.750%	02/01/19(a)	B2	720	496,800
Vertellus Specialties, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	10/01/15(a)	B1	1,000	875,000
Viacom, Inc.,
Sr. Unsec’d. Notes
4.500%	03/01/21(a)	Baa1	2,120	2,180,884
Watson Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
6.125%	08/15/19	Baa3	1,415	1,670,616
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.676%	06/15/16	A2	870	905,345
Wells Fargo Bank NA,
Sub. Notes
5.750%	05/16/16(a)	A1	6,860	7,394,463
Windstream Corp.,
Gtd. Notes
7.875%	11/01/17(a)	Ba3	1,600	1,620,000
Wyeth,
Gtd. Notes
5.950%	04/01/37	A1	935	1,191,255
Xerox Corp.,
Sr. Unsec’d. Notes
4.250%	02/15/15	Baa2	2,750	2,908,890
4.500%	05/15/21	Baa2	1,945	1,945,220

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
XM Satellite Radio, Inc.,
Gtd. Notes, 144A
7.625%	11/01/18	B2	$710	$717,100
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
6.875%	11/15/37	Baa3	955	1,251,571

				398,589,278

TOTAL CORPORATE BONDS (cost $522,911,148)				522,127,043

FOREIGN GOVERNMENT BONDS — 0.9%
Federative Republic of Brazil,
Sr. Unsec’d. Notes
5.625%	01/07/41	Baa2	960	1,034,400
Federative Republic of Brazil,
Sr. Unsec’d. Notes
7.875%	03/07/15	Baa2	4,770	5,611,905
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
2.750%	06/15/18	Aa2	3,515	3,675,534
Province of Ontario (Canada),
Sr. Unsec’d. Notes
4.400%	04/14/20	Aa1	2,275	2,590,401
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	08/25/21	Aa2	1,820	1,803,141
Unsec’d. Notes
3.500%	07/29/20	Aa2	1,515	1,618,323
United Mexican States (Mexico),
Sr. Unsec’d. Notes
5.875%	02/17/14	Baa1	2,600	2,813,200
6.050%	01/11/40	Baa1	1,220	1,378,600

TOTAL FOREIGN GOVERNMENT BONDS (cost $20,107,152)				20,525,504

MUNICIPAL BONDS — 0.9%
Mississippi — 0.1%
State of Mississippi,
General Obligation Unlimited, Series 2010E
5.245%	11/01/34	Aa2	1,370	1,532,455

Missouri — 0.1%
Missouri Highway & Transportation Commission,
Federal Reimbursement State Road Bonds, Reveune
Bonds,
5.445%	05/01/33	Aa1	2,315	2,699,637

New York — 0.3%
City of New York,
General Obligation Unlimited, Series F
6.271%	12/01/37	Aa2	2,120	2,640,375
Metropolitan Transportation Authority,
Transportion Revenue Bonds, Series 2010E
6.814%	11/15/40	A2	2,180	2,743,465
New York City Municipal Water Finance Authority,
Water and Sewer Second General Resolution Revenue Bonds, Series EE
6.011%	06/15/42	Aa2	1,840	2,439,067

				7,822,907

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
MUNICIPAL BONDS (Continued)
Ohio — 0.1%
American Municipal Power, Inc.,
Revenue Bonds,
7.834%	02/15/41	A3		$2,020	$2,775,157

Texas — 0.3%
Dallas Area Rapid Transit,
Revenue Bonds,
4.922%	12/01/41	Aa2		800	889,856
Senior Lien Sales Tax Revenue Bonds, Series 2010B
5.022%	12/01/48	Aa2		2,435	2,755,714
University of Texas System,
Revenue Financing System Taxable Bonds, Series 2010D
5.134%	08/15/42	Aaa		1,785	2,020,352

					5,665,922

TOTAL MUNICIPAL BONDS (cost $16,843,479)					20,496,078

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.7%
E-Mac Nl BV (Netherlands),
Series DE09-1, Class A1
4.536%(c)	11/25/53	AA-(d)	EUR	1,924	2,571,575
Epic PLC (Ireland),
Series CULZ, Class A
1.010%(c)	10/20/19	A1	GBP	2,454	3,673,639
First Flexible PLC (United Kingdom),
Series 4, Class A
1.201%(c)	07/01/36	AAA(d)	GBP	393	540,599
Series 7, Class A
1.038%(c)	09/15/33	AAA(d)	GBP	725	1,011,809
Friary PLC (United Kingdom),
Series 2011-1, Class A2
2.866%(c)	10/21/43	Aaa	GBP	2,500	3,873,302
Granite Master Issuer PLC (United Kingdom),
Series 2007-1, Class 6A1
0.868%(c)	12/20/54	Aaa	GBP	2,160	3,157,753
Mansard Mortgages PLC (United Kingdom),
Series 2006-1X, Class A2
1.027%(c)	10/15/48	Aa1	GBP	2,514	3,434,719
Marble Arch Residential Securitisation No. 4 Ltd. (United Kingdom),
Series 4X, Class A3C
1.105%(c)	03/20/40	Aa1	GBP	1,407	1,893,021
Paragon Mortgages PLC (United Kingdom),
Series 13X, Class A2A
0.947%(c)	01/15/39	Aaa	GBP	2,796	3,280,231
Series 14X, Class A2B
1.628%(c)	09/15/39	Aaa	EUR	2,726	2,760,588
Series A2A, Class 8
1.207%(c)	04/16/35	Aaa	GBP	317	391,337
Paragon Secured Finance PLC (United Kingdom),
Series 1, Class A
1.252%(c)	11/15/35	AAA(d)	GBP	1,191	1,666,118
Series 1, Class B
2.352%(c)	11/15/35	A(d)	GBP	535	672,271
Quality Parking BV (Netherlands),
Series 2007-1, Class A
1.756%(c)	10/04/16	AAA(d)	EUR	3,500	4,360,874

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
RMAC Securities PLC (United Kingdom),
Series 2006-NS1X, Class A2A
1.591%(c)	06/12/44	Aa2	GBP	2,571	$3,232,969
Series 2006-NS4X, Class A3A
1.079%(c)	06/12/44	Aa2	GBP	2,550	3,132,503

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $43,311,484)					39,653,308

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Bonds
4.375%	05/15/41			$1,750	2,260,790
U.S. Treasury Notes
0.250%	09/15/14			3,450	3,433,026
0.500%	11/30/12(a)			8,510	8,540,585
0.625%	01/31/13			4,565	4,589,966
1.000%	08/31/16			230	230,575
2.125%	08/15/21(a)			11,710	11,916,799

TOTAL U.S. TREASURY OBLIGATIONS (cost $30,655,733)					30,971,741

TOTAL LONG-TERM INVESTMENTS (cost $2,272,834,342)					2,085,089,689

			Shares
SHORT-TERM INVESTMENT — 15.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $363,589,409; includes $249,873,935 of cashcollateral for securities on loan)(b)(w)				363,589,409	363,589,409

TOTAL INVESTMENTS — 106.6% (cost $2,636,423,751)					2,448,679,098
Liabilities in excess of other assets(x) — (6.6)%					(151,145,364)

NET ASSETS — 100.0%					$2,297,533,734

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securiites Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A are deemed to be liquid.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
FDIC	Federal Deposit Insurance Corp.
ISE	International Securities Exchange
MTN	Medium Term Note
NASDAQ	National Association for Securities Dealers
NVDR	Non-voting Depositary Receipt
PIK	Payment-in-Kind
PRFC	Preference Shares
REIT	Real Estate Investment Trust
ScpA	Societa Consortile per Azion; (Italian Consortium joint-stock)
SDR	Special Drawing Rights

SPDR	Standard & Poor’s Depository Receipts
XEQT	Equiduct Stock Exchange
XLON	London Stock Exchange
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
SGD	Singapore Dollar
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $240,165,328; cash collateral of $249,873,935 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2011.
(d)	Standard & Poor’s rating.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Financial futures contracts open at September 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized Appreciation (Depreciation)(1)
Long Positions:
156	2 Year U.S. Treasury Notes	Dec. 2011	$34,394,474	$34,351,688	$(42,786)
89	5 Year U.S. Treasury Notes	Dec. 2011	10,903,024	10,901,109	(1,915)
820	10 Year U.S. Treasury Notes	Dec. 2011	106,189,468	106,676,875	487,407
76	20 Year U.S. Treasury Bonds	Dec. 2011	10,837,125	10,839,500	2,375
931	NASDAQ 100 E-Mini	Dec. 2011	41,281,471	39,744,390	(1,537,081)
1,020	S&P 500 E-Mini	Dec. 2011	60,809,262	57,426,000	(3,383,262)

					(4,475,262)

Short Positions:
1,282	2 Year U.S. Treasury Notes	Dec. 2011	282,620,906	282,300,408	320,498
217	10 Year U.S. Treasury Notes	Dec. 2011	27,998,251	28,230,343	(232,092)
22	30 Year U.S. Ultra Bonds	Dec. 2011	3,336,219	3,489,750	(153,531)
2,344	Euro Stoxx 50	Dec. 2011	62,823,006	67,706,274	(4,883,268)
176	FTSE 100 Index	Dec. 2011	13,888,025	13,971,151	(83,126)
495	Russell 2000 Mini	Dec. 2011	33,266,530	31,754,250	1,512,280
292	S&P Mid 400 E-Mini	Dec. 2011	24,126,380	22,743,880	1,382,500

					(2,136,739)

					$(6,612,001)

(1)	Cash of $17,284,022 has been segregated to cover requirement for open futures contracts as of September 30, 2011.

Forward foreign currency exchange contracts outstanding at September 30, 2011:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Depreciation
British Pound,
Expiring 10/04/11	JPMorgan Chase	GBP	171	$266,773	$266,027	$(746)
Expiring 10/14/11	JPMorgan Chase	GBP	2,445	3,879,374	3,811,631	(67,743)
Expiring 10/14/11	JPMorgan Chase	GBP	828	1,320,122	1,290,669	(29,453)
Expiring 10/14/11	JPMorgan Chase	GBP	577	900,000	899,575	(425)
Expiring 10/14/11	JPMorgan Chase	GBP	57	92,000	89,507	(2,493)
Expiring 11/17/11	JPMorgan Chase	GBP	53,527	87,540,224	83,430,041	(4,110,183)
Japanese Yen,
Expiring 11/17/11	Morgan Stanley	JPY	5,219,000	68,326,412	67,711,887	(614,525)
Expiring 11/17/11	Morgan Stanley	JPY	3,280,100	42,942,606	42,556,382	(386,224)
Singapore Dollar,
Expiring 11/17/11	JPMorgan Chase	SGD	205,000	168,585,526	156,752,084	(11,833,442)
South Korean Won,
Expiring 10/18/11	Barclays Capital Group	KRW	18,330,000	17,325,142	15,539,825	(1,785,317)
Expiring 10/18/11	JPMorgan Chase	KRW	101,555,574	95,527,772	86,096,880	(9,430,892)

				$486,705,951	$458,444,508	$(28,261,443)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 10/04/11	JPMorgan Chase	AUD	1,113	$1,102,031	$1,076,731	$25,300
Expiring 11/17/11	Citigroup Global Markets	AUD	80,000	77,996,002	76,941,055	1,054,947
Euro,
Expiring 11/17/11	JPMorgan Chase	EUR	35,000	50,536,050	46,877,842	3,658,208
Expiring 11/17/11	Westminster Research Assoc., Inc.	EUR	97,225	139,122,170	130,219,948	8,902,222
Japanese Yen,
Expiring 11/17/11	Morgan Stanley	JPY	3,280,100	42,486,966	42,556,382	(69,416)
South African Rand,
Expiring 10/05/11	JPMorgan Chase	ZAR	901	115,174	111,550	3,624

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2011 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
South Korean Won,
Expiring 10/18/11	JPMorgan Chase	KRW	119,885,574	$111,170,888	$101,636,704	$9,534,184

				$422,529,281	$399,420,212	$23,109,069

Cross currency exchange contracts outstanding at September 30, 2011:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Counterparty
10/14/11	Buy	GBP	650	EUR	753	$4,335	JPMorgan Chase
10/14/11	Buy	GBP	984	EUR	1,131	19,238	JPMorgan Chase
10/14/11	Buy	GBP	19,118	EUR	22,083	226,127	JPMorgan Chase

						$249,700

Total return swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
UBS AG	10/11/11	$76,202	Receive fixed rate payments on CMCITR Index and pay variable payments on the one month LIBOR + 26 bps.	$(10,682,883)	$180	$(10,683,063)
UBS AG	08/29/12	36,214	Receive fixed rate payments on CMCITR Index and pay variable payments on the one month LIBOR + 26 bps.	(687,103)	—	(687,103)

				$(11,369,986)	$180	$(11,370,166)

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$519,907	$25,183,902	$—
Austria	—	1,893,571	—
Belgium	—	5,651,039	—
Bermuda	6,415,193	872,949	—
Brazil	4,110,689	—	—
Canada	37,535,580	—	—
Chile	873,899	—	—
China	282,662	11,653,165	45,594
Colombia	1,627,713	—	—
Cyprus	—	266,881	—
Czech Republic	729,717	1,980,478	—
Denmark	—	5,734,144	—
Finland	—	4,575,626	—

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Level 1	Level 2	Level 3
France	$—	$18,456,697	$—
Gabon	—	339,210	—
Germany	—	12,982,530	—
Greece	28,474	1,798,356	—
Guernsey	1,977,048	5,015,568	—
Hong Kong	—	18,940,182	133,739
Indonesia	—	8,774,057	—
Ireland	2,269,429	1,498,942	—
Israel	1,730,100	10,478,786	—
Italy	—	7,548,593	—
Japan	3,873,668	78,235,514	—
Luxembourg	—	29,853	—
Malaysia	—	1,644,979	—
Mexico	3,652,561	—	—
Netherlands	—	9,492,609	—
New Zealand	—	23,524	—
Norway	—	10,165,252	—
Philippines	2,169,414	2,419,214	—
Poland	—	2,623,306	—
Portugal	—	1,097,253	—
Russia	1,669,785	—	—
Singapore	—	9,611,148	—
South Africa	354,676	10,905,347	—
South Korea	71,757	11,935,382	—
Spain	1,592,066	8,994,980	—
Sweden	257,050	10,041,645	—
Switzerland	6,107,631	9,511,487	—
Taiwan	1,328,181	15,248,880	535,904
Thailand	—	4,740,594	—
Turkey	1,117,453	4,649,440	—
United Kingdom	1,697,496	67,761,659	—
United States	422,433,430	—	—
Exchange Traded Funds	183,574,549	—	—
Preferred Stocks:
Brazil	4,139,409	—	—
Germany	—	2,444,988	—
Norway	—	1,425,287	—
Rights:
Spain	28,338	2,960	—
Taiwan	—	—	—
Unaffiliated Mutual Funds	314,451,422	—	—
Asset-Backed Securities	—	20,490,822	—
Commercial Mortgage-Backed Securities	—	16,840,682	—
Corporate Bonds	—	522,127,043	—
Foreign Government Bonds	—	20,525,504	—
Municipal Bonds	—	20,496,078	—
Residential Mortgage-Backed Securities	—	39,653,308	—
U.S. Treasury Obligations	—	30,971,741	—
Affiliated Money Market Mutual Fund	363,589,409	—	—
Other Financial Instruments*
Futures	(6,612,001)	—	—
Foreign Forward Currency Contracts	—	(4,902,674)	—
Total Return Swaps	—	(11,370,166)	—

Total	$1,363,596,705	$1,061,482,315	$715,237

Fair Value of Level 2 investments at 12/31/10 was $0. $280,981,900 was transferred into Level 2 from Level 1 at 9/30/11 as a result of using third-party vendor modeling tools due to significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2011 were as follows:
Affiliated Money Market Mutual Fund (10.9% representsinvestments purchased with collateral from securities on loan)	15.8%
Unaffiliated Mutual Funds	13.7
Banks	8.7
Exchange Traded Funds	8.0
Oil & Gas	4.7
Telecommunications	4.6
Metals & Mining	3.5
Retail	3.3
Insurance	3.2
Electric	2.6
Pharmaceuticals	2.6
Foods	1.9
Computers	1.9
Semiconductors	1.8
Residential Mortgage-Backed Securities	1.8
Chemicals	1.7
Diversified Financial Services	1.6
Media	1.4
U.S. Treasury Obligations	1.3
Healthcare Products	1.3
Healthcare Services	1.3
Commercial Services	1.3
Software	1.1
Aerospace & Defense	1.1
Real Estate Investment Trusts	0.9
Foreign Government Bonds	0.9
Municipal Bonds	0.9
Asset-Backed Securities	0.9
Electronic Components & Equipment	0.9
Transportation	0.8
Oil & Gas Services	0.7
Manufacturing	0.7
Agriculture	0.7

Commercial Mortgage-Backed Securities	0.7%
Thrifts & Mortgage Finance	0.6
Beverages	0.6
Auto Parts & Equipment	0.5
Biotechnology	0.5
Construction & Engineering	0.5
Automobile Manufacturers	0.4
Pipelines	0.4
Machinery & Equipment	0.3
Office Equipment & Supplies	0.3
Internet	0.3
Real Estate	0.3
Investment Companies	0.3
Holding Companies	0.3
Household Products/ Wares	0.3
Environmental Control	0.2
Entertainment	0.2
Lodging	0.2
Containers & Packaging	0.2
Apparel	0.2
Forest & Paper Products	0.2
Advertising	0.2
Shipbuilding	0.2
Distribution/Wholesale	0.2
Cosmetics/Personal Care	0.1
Home Builders	0.1
Airlines	0.1
Hand/Machine Tools	0.1
Aerospace	0.1
Toys	0.1
Paper & Forest Products	0.1
Building Materials	0.1
Entertainment & Leisure	0.1

106.6
Liabilities in excess of other assets	(6.6)

100.0%

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2011 categorized by risk exposure:

Derivative Fair Value at 9/30/11
Credit contracts	$(11,370,166)
Equity contracts	(6,960,659)
Foreign exchange contracts	(4,902,674)
Interest rate contracts	379,956

Total	$(22,853,543)

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.7%
COMMON STOCKS
Aerospace & Defense — 2.0%
Triumph Group, Inc.	175,924	$8,574,536

Air Freight & Logistics — 0.9%
Atlas Air Worldwide Holdings, Inc.*	122,854	4,089,810

Airlines — 0.9%
JetBlue Airways Corp.*(a)	925,585	3,794,898

Auto Parts & Equipment — 2.4%
Meritor, Inc.*(a)	474,935	3,353,041
WABCO Holdings, Inc.*	186,635	7,066,001

		10,419,042

Biotechnology — 1.8%
Seattle Genetics, Inc.*(a)	310,997	5,927,603
United Therapeutics Corp.*	55,945	2,097,378

		8,024,981

Building Materials — 1.4%
Texas Industries, Inc.(a)	195,096	6,192,347

Chemicals — 2.7%
Huntsman Corp.	548,123	5,300,349
Intrepid Potash, Inc.*(a)	144,922	3,604,210
Quaker Chemical Corp.	112,245	2,909,390

		11,813,949

Clothing & Apparel — 1.2%
Steven Madden Ltd.*(a)	169,236	5,094,004

Commercial Banks — 0.5%
UMB Financial Corp.	68,175	2,187,054

Commercial Services — 8.1%
Acacia Research - Acacia Technologies*	159,390	5,736,446
GEO Group, Inc. (The)*	397,870	7,384,467
Monster Worldwide, Inc.*	395,478	2,839,532
PAREXEL International Corp.*	139,467	2,640,110
Sotheby’s	128,590	3,545,226
SuccessFactors, Inc.*(a)	204,036	4,690,788
Waste Connections, Inc.	243,282	8,227,797

		35,064,366

Computer Services & Software — 6.0%
3D Systems Corp.*(a)	126,112	1,764,307
ANSYS, Inc.*	116,276	5,702,175
Fortinet, Inc.*	349,976	5,879,597
Informatica Corp.*	129,400	5,298,930
QLIK Technologies, Inc.*(a)	209,863	4,545,633
Riverbed Technology, Inc.*	140,135	2,797,095

		25,987,737

Diversified Financial Services — 0.5%
Duff & Phelps Corp. (Class A Stock)	220,026	2,345,477

Electronic Components & Equipment — 7.5%
Coherent, Inc.*	157,632	6,771,871
Cymer, Inc.*(a)	102,779	3,821,323
DTS, Inc.*	251,502	6,244,795
GrafTech International Ltd.*(a)	546,780	6,944,106
Universal Display Corp.*(a)	92,587	4,438,621
Universal Electronics, Inc.*	265,069	4,344,481

		32,565,197

Entertainment & Leisure — 3.7%
Bally Technologies, Inc.*(a)	201,131	5,426,514

	Shares	Value
COMMON STOCKS (Continued)
Entertainment & Leisure (cont’d.)
Pinnacle Entertainment, Inc.*(a)	362,462	$3,291,155
Shuffle Master, Inc.*	874,019	7,350,500

		16,068,169

Financial Services — 2.7%
Cash America International, Inc.(a)	226,585	11,592,089

Food — 1.5%
Fresh Market, Inc. (The)*(a)	166,809	6,365,431

Healthcare Products — 7.7%
Arthrocare Corp.*	224,685	6,464,187
Bruker Corp.*	378,974	5,127,518
Cepheid, Inc.*(a)	189,830	7,371,099
Delcath Systems, Inc.*(a)	137,671	459,821
Sirona Dental Systems, Inc.*	146,924	6,231,047
Thoratec Corp.*	229,560	7,492,838

		33,146,510

Healthcare Services — 3.2%
Air Methods Corp.*	50,548	3,218,391
Allscripts Healthcare Solutions, Inc.*	261,109	4,705,184
Centene Corp.*	204,384	5,859,689

		13,783,264

Internet Services — 2.7%
Sapient Corp.	644,318	6,533,385
TIBCO Software, Inc.*	233,068	5,218,393

		11,751,778

Investment Companies — 0.5%
KKR Financial Holdings LLC(a)	271,015	2,013,641

Lodging — 0.6%
Orient-Express Hotels Ltd. (Bermuda) (Class A Stock)*(a)	405,255	2,800,312

Machinery & Equipment — 0.9%
Regal-Beloit Corp.	87,678	3,978,828

Manufacturing — 0.5%
Hexcel Corp.*	92,500	2,049,799

Medical Supplies & Equipment — 2.6%
Quality Systems, Inc.(a)	114,460	11,102,620

Metals & Mining — 4.2%
Cloud Peak Energy, Inc.*	131,008	2,220,586
Northwest Pipe Co.*	177,824	3,608,049
RTI International Metals, Inc.*(a)	273,009	6,366,570
Titanium Metals Corp.	396,805	5,944,139

		18,139,344

Oil & Gas — 6.2%
Gulfport Energy Corp.*	90,255	2,182,366
Lufkin Industries, Inc.	243,754	12,970,150
Oasis Petroleum, Inc.*(a)	290,303	6,482,466
OYO Geospace Corp.*(a)	96,583	5,436,657

		27,071,639

Pharmaceuticals — 5.7%
BioMarin Pharmaceutical, Inc.*(a)	158,475	5,050,598
Catalyst Health Solutions, Inc.*	129,141	7,450,144
Herbalife Ltd. (Cayman Islands)	84,980	4,554,928
ICON PLC (Ireland), ADR*	154,270	2,480,662
Salix Pharmaceuticals Ltd.*	167,215	4,949,564

		24,485,896

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts — 0.8%
Redwood Trust, Inc.(a)	321,332	$3,589,278

Retail & Merchandising — 11.6%
BJ’s Restaurants, Inc.*(a)	217,124	9,577,340
Buffalo Wild Wings, Inc.*(a)	36,085	2,157,883
Chico’s FAS, Inc.(a)	216,093	2,469,943
EZCORP, Inc. (Class A Stock)*	101,990	2,910,795
Genesco, Inc.*	372,805	19,210,642
GNC Holdings, Inc. (Class A Stock)*(a)	118,887	2,392,006
Vitamin Shoppe, Inc.*(a)	303,881	11,377,305

		50,095,914

Semiconductors — 2.5%
Cavium, Inc.*	85,470	2,308,545
Teradyne, Inc.*(a)	474,745	5,226,942
Veeco Instruments, Inc.*(a)	137,470	3,354,268

		10,889,755

Software — 3.1%
Compuware Corp.*	747,025	5,722,212
MedAssets, Inc.*	270,375	2,598,304
Medidata Solutions, Inc.*	115,956	1,906,317
Progress Software Corp.*	178,017	3,124,198

		13,351,031

Telecommunications — 2.0%
Ezchip Semiconductor Ltd. (Israel)*	68,345	2,270,421
NICE Systems Ltd. (Israel), ADR*	207,308	6,291,798

		8,562,219

Transportation — 1.1%
Landstar System, Inc.	118,980	4,706,849

TOTAL LONG-TERM INVESTMENTS (cost $434,832,073)		431,697,764

SHORT-TERM INVESTMENT — 23.0% AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $99,719,319; includes $99,718,444 of cash collateral for securities on loan)(b)(w)	99,719,319	99,719,319

TOTAL INVESTMENTS — 122.7% (cost $534,551,392)		531,417,083
Liabilities in excess of other assets — (22.7)%		(98,309,073)

NET ASSETS — 100.0%		$433,108,010

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $93,876,447; cash collateral of $99,718,444 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the
Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$431,697,764	$—	$—
Affiliated Money Market Mutual Fund	99,719,319	—	—

Total	$531,417,083	$—	$—

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS — 97.9%
Aerospace — 1.4%
BE Aerospace, Inc.*	40,877	$1,353,437
Curtiss-Wright Corp.	13,100	377,673
Esterline Technologies Corp.*	12,600	653,184
Moog, Inc. (Class A Stock)*	4,450	145,159
Triumph Group, Inc.(a)	90,637	4,417,647

		6,947,100

Aerospace & Defense — 0.9%
Ducommun, Inc.	21,500	322,070
Kratos Defense & Security Solutions, Inc.*	37,500	252,000
LMI Aerospace, Inc.*	51,000	870,060
Teledyne Technologies, Inc.*	61,856	3,022,284

		4,466,414

Agriculture — 0.1%
Andersons, Inc. (The)	16,800	565,488

Airlines — 0.8%
Alaska Air Group, Inc.*(a)	29,900	1,683,071
JetBlue Airways Corp.*(a)	137,100	562,110
Republic Airways Holdings, Inc.*	137,200	388,276
Spirit Airlines, Inc.*(a)	15,500	193,750
US Airways Group, Inc.*(a)	215,200	1,183,600

		4,010,807

Automotive Components — 0.8%
Cooper Tire & Rubber Co.	250,353	2,726,344
Superior Industries International, Inc.	76,420	1,180,689

		3,907,033

Biotechnology — 0.2%
Emergent Biosolutions, Inc.*	11,700	180,531
Lexicon Pharmaceuticals, Inc.*(a)	501,800	461,606
RTI Biologics, Inc.*	53,000	174,370

		816,507

Broadcasting — 0.3%
Belo Corp. (Class A Stock)	247,835	1,211,913
Journal Communications, Inc. (Class A Stock)*	63,300	188,001

		1,399,914

Building Materials
ABM Industries, Inc.	7,500	142,950

Building Products — 0.3%
Gibraltar Industries, Inc.*	98,455	799,455
Simpson Manufacturing Co., Inc.	21,003	523,605

		1,323,060

Business Services — 0.2%
GP Strategies Corp.*	14,600	145,854
School Specialty, Inc.*(a)	126,513	902,038

		1,047,892

Capital Markets — 1.5%
Affiliated Managers Group, Inc.*	16,160	1,261,288
Artio Global Investors, Inc.(a)	170,960	1,360,842
Cohen & Steers, Inc.(a)	17,371	499,416
Greenhill & Co., Inc.(a)	20,760	593,528
HFF, Inc. (Class A Stock)*	151,020	1,319,915
Raymond James Financial, Inc.	27,140	704,554
Stifel Financial Corp.*	43,413	1,153,049

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Waddell & Reed Financial, Inc. (Class A Stock)	28,880	$722,289

		7,614,881

Chemicals — 2.7%
Cytec Industries, Inc.	38,351	1,347,654
Ferro Corp.*	266,717	1,640,310
Fuller (H.B.) Co.	27,600	502,872
Georgia Gulf Corp.*	89,800	1,241,934
Huntsman Corp.	143,602	1,388,631
Innophos Holdings, Inc.	61,905	2,468,152
Innospec, Inc.*	4,200	101,682
Koppers Holdings, Inc.	41,830	1,071,266
Kraton Performance Polymers, Inc.*	1,900	30,742
Olin Corp.	8,000	144,080
OM Group, Inc.*	61,444	1,595,701
PolyOne Corp.	88,560	948,478
Rockwood Holdings, Inc.*	13,100	441,339
Schulman, (A.), Inc.	29,690	504,433
Solutia, Inc.*	33,200	426,620
Westlake Chemical Corp.	2,800	95,984

		13,949,878

Clothing & Apparel — 0.3%
Iconix Brand Group, Inc.*	35,100	554,580
Maidenform Brands, Inc.*	16,900	395,629
Warnaco Group, Inc. (The)*	9,400	433,246

		1,383,455

Commercial Banks — 4.5%
BancFirst Corp.	5,600	185,696
Bancorp, Inc. (The)*	343,223	2,457,477
Banner Corp.	13,600	173,944
Cascade Bancorp*(a)	10,106	58,918
Citizens & Northern Corp.	18,700	277,882
Citizens Republic Bancorp, Inc.*	83,982	581,155
CNB Financial Corp.	3,800	48,716
CoBiz Financial, Inc.	28,200	126,054
Cullen/Frost Bankers, Inc.	12,302	564,170
Enterprise Financial Services Corp.	13,100	178,029
First Bancorp, Inc.	1,900	23,921
First Busey Corp.	51,100	222,285
First Financial Corp.	6,600	181,566
First Republic Bank*	22,140	512,762
First Security Group, Inc.*	11,398	24,504
FirstMerit Corp.	239,835	2,724,526
German American Bancorp, Inc.	3,800	61,256
Great Southern Bancorp, Inc.	7,300	122,494
IBERIABANK Corp.	84,522	3,977,605
Merchants Bancshares, Inc.	3,800	101,764
Orrstown Financial Services, Inc.	8,200	105,370
S.Y. Bancorp, Inc.	6,600	122,892
Signature Bank*(a)	61,291	2,925,419
StellarOne Corp.	14,600	145,270
SVB Financial Group*(a)	41,490	1,535,130
Synovus Financial Corp.(a)	423,293	452,924
TCF Financial Corp.	215,316	1,972,295
Tompkins Financial Corp.(a)	17,437	623,896
Tower Bancorp, Inc.	500	10,470
Umpqua Holdings Corp.	49,460	434,753
United Community Banks, Inc.*(a)	61,199	519,580

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
West Coast Bancorp*	14,120	$197,680
Wilshire Bancorp, Inc.*	91,900	251,806
Wintrust Financial Corp.(a)	49,220	1,270,368

		23,172,577

Commercial Services & Supplies — 3.1%
Cenveo, Inc.*	92,300	277,823
Deluxe Corp.	83,200	1,547,520
DFC Global Corp.*(a)	45,602	996,404
Diebold, Inc.	72,999	2,008,202
EnergySolutions, Inc.*	114,460	404,044
Fusion-io, Inc.*(a)	14,500	275,500
Kelly Services, Inc. (Class A Stock)	44,900	511,860
Mac-Gray Corp.	11,700	151,047
Navigant Consulting, Inc.*	33,700	312,399
PHH Corp.*(a)	113,200	1,820,256
State Bancorp, Inc.	8,000	84,560
Team, Inc.*	19,200	402,816
TeleTech Holdings, Inc.*	7,100	108,204
TMS International Corp. (Class A Stock)*(a)	60,580	441,022
TNS, Inc.*	119,827	2,252,748
Towers Watson & Co. (Class A Stock)	53,367	3,190,279
United Stationers, Inc.	35,000	953,750

		15,738,434

Communications Equipment — 1.0%
Bel Fuse, Inc. (Class B Stock)	14,790	230,576
Black Box Corp.	49,450	1,055,757
Digi International, Inc.*	87,080	957,880
InterDigital, Inc.(a)	8,370	389,875
Plantronics, Inc.	93,430	2,658,083

		5,292,171

Computer Hardware — 0.1%
Imation Corp.*	22,500	164,475
Insight Enterprises, Inc.*	25,300	383,042
Mercury Computer Systems, Inc.*	14,100	162,150

		709,667

Computer Services & Software — 2.1%
Agilysys, Inc.*	16,300	116,219
Aspen Technology, Inc.*	22,900	349,683
Brocade Communications Systems, Inc.*	574,199	2,480,540
CACI International, Inc. (Class A Stock)*	41,648	2,079,901
CIBER, Inc.*	55,800	169,074
DynaVox, Inc. (Class A Stock)*	33,400	120,240
Electronics for Imaging, Inc.*	27,200	366,384
Gartner, Inc.*	8,000	278,960
JDA Software Group, Inc.*	40,639	952,578
Mantech International Corp. (Class A Stock)	20,600	646,428
NetScout Systems, Inc.*	8,500	97,070
Parametric Technology Corp.*	122,884	1,889,956
Quest Software, Inc.*	9,900	157,212
Radisys Corp.*	21,600	132,192
SYNNEX Corp.*	18,300	479,460
THQ, Inc.*(a)	247,700	428,521

		10,744,418

Computers & Peripherals — 0.1%
Rimage Corp.	30,960	391,644

	Shares	Value
COMMON STOCKS (Continued)
Computers & Peripherals (cont’d.)
Unisys Corp.*	9,900	$155,331

		546,975

Computers Networking — 0.4%
Xyratex Ltd. (Bermuda)	207,507	1,923,590

Conglomerates — 0.5%
Teleflex, Inc.	51,232	2,754,745

Construction and Engineering — 0.9%
EMCOR Group, Inc.*	103,737	2,108,973
Granite Construction, Inc.	8,970	168,367
Orion Marine Group, Inc.*(a)	172,463	995,112
Tutor Perini Corp.	95,026	1,091,849
VSE Corp.	12,600	326,088

		4,690,389

Consulting Services
Zillow, Inc.*(a)	4,700	128,545

Consumer Products & Services — 1.6%
American Greetings Corp. (Class A Stock)	26,200	484,700
Blyth, Inc.	8,900	493,505
Buckeye Technologies, Inc.	66,900	1,612,959
Central Garden & Pet Co.*	106,849	737,258
G & K Services, Inc. (Class A Stock)	91,949	2,348,377
JAKKS Pacific, Inc.	55,700	1,055,515
Regis Corp.	87,639	1,234,834
Select Comfort Corp.*	24,200	338,074

		8,305,222

Containers & Packaging — 1.4%
AptarGroup, Inc.	36,834	1,645,375
Graphic Packaging Holding Co.*	104,000	358,800
Greif, Inc. (Class A Stock)	32,612	1,398,729
Myers Industries, Inc.	64,860	658,329
Owens-Illinois, Inc.*	96,257	1,455,406
Packaging Corp. of America	70,139	1,634,239

		7,150,878

Cosmetics & Toiletries
Revlon, Inc. (Class A Stock)*	12,700	156,464

Distribution/Wholesale — 0.1%
Brightpoint, Inc.*	13,200	121,572
Core-Mark Holding Co., Inc.*	13,600	416,568

		538,140

Diversified Consumer Services — 0.3%
Sotheby’s	7,690	212,013
Steiner Leisure Ltd. (Bermuda)*	29,622	1,207,689

		1,419,702

Diversified Financial Services — 0.5%
BGC Partners, Inc. (Class A Stock)(a)	97,800	589,734
Cowen Group, Inc. (Class A Stock)*	242,214	656,400
Edelman Financial Group, Inc.	12,700	82,042
Gleacher & Co., Inc.*	299,700	356,643
Marlin Business Services Corp.*	1,500	15,900
SeaCube Container Leasing Ltd. (Bermuda)	67,400	817,562
SWS Group, Inc.	48,800	228,872

		2,747,153

Diversified Operations
Standex International Corp.	6,600	205,458

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Education — 0.1%
Lincoln Educational Services Corp.	63,200	$511,288

Electric Utilities — 2.0%
Cleco Corp.	47,870	1,634,282
MGE Energy, Inc.	30,650	1,246,536
Portland General Electric Co.	213,748	5,063,690
UniSource Energy Corp.	63,780	2,301,820

		10,246,328

Electrical Equipment — 0.3%
GrafTech International Ltd.*	49,040	622,808
Regal-Beloit Corp.	15,000	680,700

		1,303,508

Electronic Components & Equipment — 3.6%
Arris Group, Inc.*	84,639	871,782
AVX Corp.	109,860	1,304,038
Belden, Inc.	82,015	2,115,167
Checkpoint Systems, Inc.*	12,200	165,676
Coherent, Inc.*	68,812	2,956,164
Daktronics, Inc.	19,200	164,736
DDi Corp.	10,500	76,020
EnerSys*	39,800	796,796
FEI Co.*(a)	13,100	392,476
General Cable Corp.*	56,456	1,318,248
Littelfuse, Inc.	40,430	1,625,690
Park Electrochemical Corp.	68,390	1,461,494
Synopsys, Inc.*	96,973	2,362,262
TTM Technologies, Inc.*	41,700	396,567
VAALCO Energy, Inc.*	31,500	153,090
Zebra Technologies Corp. (Class A Stock)*	68,204	2,110,232

		18,270,438

Electronics — 0.2%
Greatbatch, Inc.*	45,800	916,458

Energy – Alternate Sources — 0.2%
FutureFuel Corp.	3,300	34,320
Green Plains Renewable Energy, Inc.*(a)	48,700	454,371
KiOR, Inc. (Class A Stock)*(a)	35,600	738,344
Solazyme, Inc.*	6,200	59,582

		1,286,617

Energy Equipment & Services — 0.7%
Cal Dive International, Inc.*	254,530	486,152
Gulf Island Fabrication, Inc.	27,120	560,842
Matrix Service Co.*	126,480	1,076,345
Natural Gas Services Group, Inc.*	45,160	579,403
TETRA Technologies, Inc.*	80,580	622,078
Tidewater, Inc.	11,370	478,108

		3,802,928

Entertainment & Leisure — 1.0%
International Speedway Corp. (Class A Stock)	56,832	1,298,043
Isle of Capri Casinos, Inc.*(a)	60,000	290,400
Scientific Games Corp. (Class A Stock)*	245,715	1,749,491
Speedway Motorsports, Inc.	11,300	136,504
Town Sports International Holdings, Inc.*	5,700	41,382
WMS Industries, Inc.*	95,312	1,676,538

		5,192,358

Environmental Control — 0.1%
Darling International, Inc.*	37,400	470,866

	Shares	Value
COMMON STOCKS (Continued)
Environmental Services — 0.7%
Clean Harbors, Inc.*	34,343	$1,761,796
Tetra Tech, Inc.*	110,970	2,079,578

		3,841,374

Financial – Bank & Trust — 6.9%
1st Source Corp.	4,800	99,984
Banco Latinoamericano de Comercio Exterior SA (Panama)	16,400	249,772
BancorpSouth, Inc.(a)	83,515	733,262
Bank of the Ozarks, Inc.(a)	11,300	236,509
Berkshire Hills Bancorp, Inc.	11,300	208,711
Boston Private Financial Holdings, Inc.	244,169	1,435,714
Brookline Bancorp, Inc.	14,600	112,566
Camden National Corp.	3,800	103,474
Cardinal Financial Corp.	119,086	1,026,521
Cathay General Bancorp	24,800	282,224
Chemical Financial Corp.	10,285	157,463
City Holding Co.(a)	19,700	531,703
Columbia Banking System, Inc.	12,500	179,000
Community Bank System, Inc.	11,700	265,473
Community Trust Bancorp, Inc.	19,042	443,488
CVB Financial Corp.	332,769	2,558,994
East West Bancorp, Inc.	15,900	237,069
Financial Institutions, Inc.	21,100	300,886
First Bancorp	19,700	197,788
First Community Bancshares, Inc.	30,500	311,100
First Financial Bancorp	178,437	2,462,431
First Horizon National Corp.	281,455	1,677,472
First Merchants Corp.	19,300	136,065
First Midwest Bancorp, Inc.	280,852	2,055,837
First Niagara Financial Group, Inc.	54,517	498,831
First of Long Island Corp. (The)	3,800	86,108
FNB Corp.	79,100	677,887
Hancock Holding Co.	92,034	2,464,671
Heartland Financial USA, Inc.	4,700	66,646
Hudson Valley Holding Corp.	7,170	124,973
Independent Bank Corp.	19,200	417,408
Lakeland Bancorp, Inc.	27,250	213,095
MainSource Financial Group, Inc.	30,000	261,600
Nara Bancorp, Inc.*	24,900	151,143
National Penn Bancshares, Inc.	303,303	2,126,154
Ocwen Financial Corp.*(a)	173,000	2,285,330
Oriental Financial Group, Inc. (Puerto Rico)	66,500	643,055
PacWest Bancorp	150,495	2,097,900
Park National Corp.(a)	4,700	248,536
Peoples Bancorp, Inc.	11,600	127,600
Pinnacle Financial Partners, Inc.*(a)	87,910	961,735
Provident Financial Services, Inc.	23,900	256,925
Renasant Corp.	20,900	266,057
Republic Bancorp, Inc. (Class A Stock)	10,046	177,915
S&T Bancorp, Inc.	10,300	166,448
Sierra Bancorp(a)	33,300	304,695
Southside Bancshares, Inc.	13,064	235,283
Southwest Bancorp, Inc.*	54,400	229,568
Suffolk Bancorp	4,300	35,776
Susquehanna Bancshares, Inc.	53,400	292,098
Trico Bancshares	900	11,043
Trustmark Corp.	15,000	272,250
United Bankshares, Inc.(a)	5,600	112,504
Washington Trust Bancorp, Inc.	8,000	158,240
WesBanco, Inc.	13,600	235,416

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Financial – Bank & Trust (cont’d.)
West Bancorp	34,700	$294,256
Zions Bancorporation(a)	189,917	2,672,132

		35,176,784

Financial – Brokerage — 0.1%
Knight Capital Group, Inc. (Class A Stock)*	40,700	494,912

Financial Services — 1.9%
Advance America Cash Advance Centers, Inc.	19,700	144,992
Alliance Financial Corp.	4,700	131,835
Assured Guaranty Ltd. (Bermuda)	44,000	483,560
Dime Community Bancshares, Inc.	13,700	138,781
Encore Capital Group, Inc.*	22,500	491,625
Federated Investors, Inc. (Class B Stock)(a)	97,450	1,708,297
First Commonwealth Financial Corp.	245,600	908,720
Flushing Financial Corp.	17,400	187,920
Global Cash Access Holdings, Inc.*	39,900	102,144
Hanmi Financial Corp.*(a)	242,900	201,607
Lakeland Financial Corp.	10,800	223,128
MCG Capital Corp.	50,686	200,717
National Financial Partners Corp.*(a)	103,400	1,131,196
NBT Bancorp, Inc.	16,400	305,368
Nelnet, Inc. (Class A Stock)	38,400	721,152
OceanFirst Financial Corp.	12,200	142,374
Prospect Capital Corp.	116,470	979,513
Trustco Bank Corp.	27,300	121,758
World Acceptance Corp.*(a)	23,400	1,309,230
WSFS Financial Corp.	3,300	104,181

		9,738,098

Food — 1.5%
B&G Foods, Inc.	20,100	335,268
Chefs’ Warehouse Holdings LLC*	54,300	638,568
Corn Products International, Inc.	85,722	3,363,731
Sanderson Farms, Inc.	36,130	1,716,175
Spartan Stores, Inc.	91,200	1,411,776

		7,465,518

Food & Staples Retailing — 1.2%
Casey’s General Stores, Inc.	38,063	1,661,450
Pantry, Inc. (The)*	308,796	3,745,696
Weis Markets, Inc.	19,810	734,159

		6,141,305

Gas Utilities — 1.0%
Laclede Group, Inc. (The)	33,260	1,288,825
New Jersey Resources Corp.	35,049	1,492,036
Northwest Natural Gas Co.	12,600	555,660
WGL Holdings, Inc.	44,470	1,737,443

		5,073,964

Healthcare Products — 0.4%
STERIS Corp.	65,907	1,929,098

Healthcare Providers & Services — 0.7%
Cross Country Healthcare, Inc.*	95,310	398,396
LifePoint Hospitals, Inc.*	59,592	2,183,451
MedQuist Holdings, Inc.*	39,460	298,318
Select Medical Holdings Corp.*	72,920	486,376

		3,366,541

Healthcare Services — 1.8%
AMERIGROUP Corp.*	27,100	1,057,171

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Services (cont’d.)
AmSurg Corp.*	87,651	$1,972,148
Cantel Medical Corp.	29,900	631,488
Five Star Quality Care, Inc.*	181,700	454,250
Gentiva Health Services, Inc.*	24,000	132,480
HealthSouth Corp.*	154,751	2,310,432
Healthways, Inc.*	45,900	451,197
Kindred Healthcare, Inc.*	4,281	36,902
Magellan Health Services, Inc.*	14,000	676,200
Molina Healthcare, Inc.*	1,700	26,248
Sun Healthcare Group, Inc.*	33,900	91,530
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*(a)	50,500	845,875
Vanguard Health Systems, Inc.*	59,000	599,440

		9,285,361

Home Furnishings
Skullcandy, Inc.*(a)	17,300	244,449

Household Durables — 0.2%
La-Z-Boy, Inc.*	2,900	21,489
MDC Holdings, Inc.	13,450	227,843
Ryland Group, Inc. (The)(a)	22,910	243,992
Toll Brothers, Inc.*(a)	20,440	294,949

		788,273

Household Products — 1.1%
Central Garden & Pet Co. (Class A Stock)*(a)	185,929	1,316,378
Helen of Troy Ltd. (Bermuda)*	87,000	2,185,440
Prestige Brands Holdings, Inc.*(a)	221,630	2,005,751

		5,507,569

Housewares
Lifetime Brands, Inc.	14,100	135,924

Industrial Products — 1.5%
Brady Corp. (Class A Stock)(a)	63,949	1,690,172
Ceradyne, Inc.*	9,400	252,766
EnPro Industries, Inc.*(a)	49,600	1,472,128
Interface, Inc. (Class A Stock)	102,414	1,214,630
Interline Brands, Inc.*	15,900	204,633
Watts Water Technologies, Inc. (Class A Stock)(a)	56,677	1,510,442
WESCO International, Inc.*(a)	37,951	1,273,256

		7,618,027

Insurance — 5.9%
Allied World Assurance Co. Holdings AG (Switzerland)	44,100	2,368,611
Alterra Capital Holdings Ltd. (Bermuda)	26,200	497,014
American Equity Investment Life Holding Co.	162,300	1,420,125
American Safety Insurance Holdings Ltd. (Bermuda)*	12,200	224,480
AMERISAFE, Inc.*	51,900	955,479
AmTrust Financial Services, Inc.	27,600	614,376
Arch Capital Group Ltd. (Bermuda)*	24,860	812,299
Aspen Insurance Holdings Ltd. (Bermuda)	26,200	603,648
CNO Financial Group, Inc.*(a)	299,746	1,621,626
Delphi Financial Group, Inc. (Class A Stock)	43,000	925,360
EMC Insurance Group, Inc.	33,000	607,200
Employers Holdings, Inc.	210,229	2,682,522

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Endurance Specialty Holdings Ltd. (Bermuda)	52,191	$1,782,323
FBL Financial Group, Inc. (Class A Stock)	11,700	311,454
Horace Mann Educators Corp.	132,943	1,516,880
Infinity Property & Casualty Corp.	53,207	2,792,303
Meadowbrook Insurance Group, Inc.	307,250	2,737,598
Platinum Underwriters Holdings Ltd. (Bermuda)	69,371	2,133,158
ProAssurance Corp.	42,766	3,080,007
Reinsurance Group of America, Inc.	41,767	1,919,194
Selective Insurance Group, Inc.	25,300	330,165
Symetra Financial Corp.	19,700	160,555
Tower Group, Inc.	3,262	74,569

		30,170,946

Internet Services — 0.7%
Blue Coat Systems, Inc.*	32,982	457,790
Digital River, Inc.*(a)	129,623	2,687,085
United Online, Inc.	118,900	621,847

		3,766,722

Internet Software & Services — 0.1%
Boingo Wireless, Inc.*	12,700	90,805
Pandora Media, Inc.*(a)	10,800	158,220
Responsys, Inc.*	3,800	40,964
TeleCommunications Systems, Inc. (Class A Stock)*	34,300	118,335

		408,324

Leisure Equipment & Products — 0.5%
Callaway Golf Co.(a)	478,630	2,474,517

Machinery — 2.3%
Albany International Corp. (Class A Stock)	29,340	535,455
Altra Holdings, Inc.*	94,070	1,088,390
IDEX Corp.	43,303	1,349,321
Intevac, Inc.*	5,118	35,775
Kaydon Corp.	136,889	3,925,977
Mueller Water Products, Inc. (Class A Stock)	279,300	692,664
Oshkosh Corp.*	52,230	822,100
RBC Bearings, Inc.*	45,595	1,549,774
Robbins & Myers, Inc.	2,800	97,188
Snap-on, Inc.	21,430	951,492
WABCO Holdings, Inc.*	15,500	586,830

		11,634,966

Machinery & Equipment — 1.4%
Applied Industrial Technologies, Inc.	52,600	1,428,616
Briggs & Stratton Corp.	161,905	2,187,337
Cascade Corp.	2,400	80,136
Intermec, Inc.*	247,952	1,616,647
Kadant, Inc.*	80,708	1,433,374
RPC, Inc.	14,987	244,588

		6,990,698

Marine — 0.3%
Diana Shipping, Inc. (Marshall Islands)*(a)	64,369	477,618
Kirby Corp.*(a)	18,840	991,738

		1,469,356

Media — 0.2%
Demand Media, Inc.*	5,700	45,600

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Dolan Co. (The)*	21,100	$189,689
Entercom Communications Corp. (Class A Stock)*(a)	92,700	486,675
LIN TV Corp. (Class A Stock)*	69,000	150,420
McClatchy Co. (The) (Class A Stock)*(a)	276,000	369,840

		1,242,224

Medical Products
Pacific Biosciences of California, Inc.*(a)	11,900	38,199

Medical Supplies & Equipment — 0.5%
Incyte Corp.*(a)	33,700	470,789
PharMerica Corp.*	144,500	2,062,015

		2,532,804

Metals & Mining — 1.6%
Carpenter Technology Corp.	20,350	913,512
Century Aluminum Co.*(a)	44,900	401,406
Cloud Peak Energy, Inc.*	37,400	633,930
Coeur d’Alene Mines Corp.*	63,600	1,363,584
Haynes International, Inc.	39,700	1,724,965
Horsehead Holding Corp.*	45,730	339,317
LB Foster Co. (Class A Stock)	15,500	344,565
Metalico, Inc.*	42,700	166,530
Olympic Steel, Inc.	13,970	236,652
Revett Minerals, Inc. (Canada)*	28,700	110,782
RTI International Metals, Inc.*(a)	62,472	1,456,847
Westmoreland Coal Co.*(a)	6,600	51,216
Worthington Industries, Inc.	46,800	653,796

		8,397,102

Office Equipment — 0.1%
Knoll, Inc.	21,600	295,920

Oil & Gas — 2.6%
Berry Petroleum Co. (Class A Stock)	82,184	2,907,670
Brigham Exploration Co.*	11,700	295,542
Complete Production Services, Inc.*(a)	14,100	265,785
CVR Energy, Inc.	47,200	997,808
Energy Partners Ltd.*	13,600	150,552
Goodrich Petroleum Corp.*(a)	168,550	1,992,261
Gulfport Energy Corp.*	15,900	384,462
Helix Energy Solutions Group, Inc.*	29,500	386,450
Key Energy Services, Inc.*	211,551	2,007,619
Newpark Resources, Inc.*	14,100	85,869
Stone Energy Corp.*	12,600	204,246
Swift Energy Co.*(a)	115,859	2,820,008
W&T Offshore, Inc.	65,000	894,400

		13,392,672

Oil Field Equipment & Services
C&J Energy Services, Inc.*(a)	13,600	223,584

Oil, Gas & Consumable Fuels — 0.7%
Bill Barrett Corp.*	40,100	1,453,224
Carrizo Oil & Gas, Inc.*	44,170	951,864
Petroquest Energy, Inc.*(a)	53,940	296,670
Rex Energy Corp.*(a)	53,490	676,647
Warren Resources, Inc.*	47,000	112,800
Western Refining, Inc.*	7,700	95,942

		3,587,147

Paper & Forest Products — 0.9%
Domtar Corp.	5,200	354,484

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
Louisiana-Pacific Corp.*(a)	250,620	$1,278,162
P.H. Glatfelter Co.	24,400	322,324
Rock-Tenn Co. (Class A Stock)	22,000	1,070,960
Schweitzer-Mauduit International, Inc.	32,038	1,789,963

		4,815,893

Personal Services — 0.1%
Stewart Enterprises, Inc. (Class A Stock)	60,900	362,355

Pharmaceuticals — 0.7%
Achillion Pharmaceuticals, Inc.*	24,900	117,528
Alkermes PLC (Ireland)*(a)	54,300	828,618
Ariad Pharmaceuticals, Inc.*	29,100	255,789
Idenix Pharmaceuticals, Inc.*(a)	105,000	523,950
Par Pharmaceutical Cos., Inc.*	19,700	524,414
Pharmasset, Inc.*	7,500	617,775
Sagent Pharmaceuticals, Inc.*	29,000	586,960

		3,455,034

Printing & Publishing — 0.1%
Courier Corp.	46,196	302,122

Professional Services — 0.3%
CDI Corp.	530	5,660
Hudson Highland Group, Inc.*	96,780	330,988
Korn/Ferry International*	18,400	224,296
TrueBlue, Inc.*	70,790	802,051

		1,362,995

Real Estate Investment Trusts — 9.0%
American Campus Communities, Inc.(a)	38,400	1,428,864
American Capital Agency Corp.(a)	73,400	1,989,140
Anworth Mortgage Asset Corp.	258,600	1,758,480
Ashford Hospitality Trust, Inc.	195,500	1,372,410
Associated Estates Realty Corp.	4,700	72,662
BioMed Realty Trust, Inc.(a)	63,247	1,048,003
Campus Crest Communities, Inc.(a)	95,350	1,037,408
CapLease, Inc.	41,800	150,898
Capstead Mortgage Corp.	144,500	1,667,530
CBL & Associates Properties, Inc.(a)	105,980	1,203,933
Cogdell Spencer, Inc.	101,180	381,449
Colonial Properties Trust(a)	28,800	523,008
Corporate Office Properties Trust	12,620	274,864
Cousins Properties, Inc.	93,217	545,319
DCT Industrial Trust, Inc.(a)	183,400	805,126
DDR Corp.	25,800	281,220
DiamondRock Hospitality Co.	116,000	810,840
EastGroup Properties, Inc.	30,750	1,172,805
Education Realty Trust, Inc.	195,904	1,682,815
Entertainment Properties Trust	14,500	565,210
Equity LifeStyle Properties, Inc.	11,200	702,240
Equity One, Inc.(a)	132,920	2,108,111
Extra Space Storage, Inc.(a)	15,500	288,765
First Industrial Realty Trust, Inc.*	190,300	1,522,400
Getty Realty Corp.	13,600	196,112
Hersha Hospitality Trust	126,500	437,690
Home Properties, Inc.	4,700	266,772
Invesco Mortgage Capital, Inc.(a)	22,000	310,860
Kite Realty Group Trust	53,500	195,810
LaSalle Hotel Properties(a)	54,470	1,045,824
Lexington Realty Trust(a)	260,247	1,702,015
LTC Properties, Inc.	30,400	769,728
MFA Financial, Inc.	429,818	3,017,322

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
Mid-America Apartment Communities, Inc.	73,505	$4,426,471
National Retail Properties, Inc.(a)	24,300	652,941
Omega Healthcare Investors, Inc.	90,300	1,438,479
Parkway Properties, Inc.	93,600	1,030,536
Pebblebrook Hotel Trust(a)	113,850	1,781,751
Pennsylvania Real Estate Investment Trust	97,800	755,994
PS Business Parks, Inc.	4,700	232,838
Ramco-Gershenson Properties Trust(a)	27,700	227,140
Saul Centers, Inc.	13,450	454,744
Senior Housing Properties Trust	69,840	1,504,354
Sun Communities, Inc.(a)	14,500	510,255
Two Harbors Investment Corp.	145,590	1,285,560
Washington Real Estate Investment Trust	11,200	315,616
Winthrop Realty Trust	34,200	297,198

		46,249,510

Real Estate Management & Development — 0.2%
CBRE Group, Inc.*	30,185	406,290
Jones Lang LaSalle, Inc.	15,510	803,573

		1,209,863

Registered Investment Companies — 0.1%
American Capital Ltd.*	58,500	398,970
Gladstone Capital Corp.	13,200	90,552

		489,522

Restaurants — 0.4%
Domino’s Pizza, Inc.*	81,800	2,229,050
Papa John’s International, Inc.*	1,400	42,560

		2,271,610

Retail & Merchandising — 4.3%
American Eagle Outfitters, Inc.	155,789	1,825,847
ANN, Inc.*	75,155	1,716,540
Cabela’s, Inc.*(a)	109,400	2,241,606
Cash America International, Inc.	30,900	1,580,844
Conn’s, Inc.*(a)	168,634	1,210,792
Dillard’s, Inc. (Class A Stock)	14,000	608,720
Dole Food Co., Inc.*(a)	142,849	1,428,490
Ethan Allen Interiors, Inc.(a)	87,361	1,188,983
Finish Line, Inc. (The) (Class A Stock)	63,100	1,261,369
hhgregg, Inc.*(a)	123,846	1,207,497
Men’s Wearhouse, Inc. (The)(a)	63,549	1,657,358
OfficeMax, Inc.*	334,800	1,623,780
Oxford Industries, Inc.(a)	30,400	1,042,720
Perry Ellis International, Inc.*	51,650	971,020
Rent-A-Center, Inc.	51,900	1,424,655
Teavana Holdings, Inc.*(a)	4,200	85,428
World Fuel Services Corp.	23,400	764,010

		21,839,659

Road & Rail — 0.8%
Genesee & Wyoming, Inc. (Class A Stock)*	36,750	1,709,610
Landstar System, Inc.	21,740	860,034
Old Dominion Freight Line, Inc.*(a)	55,465	1,606,821

		4,176,465

Semiconductors — 1.0%
Amkor Technology, Inc.*(a)	280,600	1,223,416
DSP Group, Inc.*	22,600	133,340
Emulex Corp.*	296,300	1,896,320
Integrated Silicon Solution, Inc.*	34,748	271,382

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors (cont’d.)
IXYS Corp.*	13,100	$142,528
MKS Instruments, Inc.	14,100	306,111
Photronics, Inc.*	18,400	91,632
PMC - Sierra, Inc.*	44,100	263,718
Semtech Corp.*	11,200	236,320
Sigma Designs, Inc.*(a)	25,300	198,352
Skyworks Solutions, Inc.*	12,200	218,868
Veeco Instruments, Inc.*(a)	8,900	217,160

		5,199,147

Semiconductors & Semiconductor Equipment — 1.3%
Brooks Automation, Inc.	18,400	149,960
Entegris, Inc.*	58,211	371,386
Exar Corp.*	118,252	675,219
GSI Technology, Inc.*	9,500	46,740
LTX-Credence Corp.*	170,800	903,532
Mindspeed Technologies, Inc.*(a)	112,800	586,560
ON Semiconductor Corp.*	223,500	1,602,495
Teradyne, Inc.*(a)	219,390	2,415,484

		6,751,376

Software — 0.6%
CSG Systems International, Inc.*	12,700	160,528
Ebix, Inc.*	5,200	76,440
EPIQ Systems, Inc.	46,260	579,638
ePocrates, Inc.*	30,000	270,300
Take-Two Interactive Software, Inc.*(a)	150,100	1,909,272
Tangoe, Inc.*	3,300	37,323

		3,033,501

Specialty Retail — 0.8%
Cato Corp. (The) (Class A Stock)	52,267	1,179,144
Children’s Place Retail Stores, Inc. (The)*(a)	45,930	2,137,123
Dunkin’ Brands Group, Inc.*(a)	6,100	168,970
MarineMax, Inc.*(a)	73,300	474,251

		3,959,488

Telecommunications — 1.5%
Anixter International, Inc.(a)	7,500	355,800
Cincinnati Bell, Inc.*(a)	362,500	1,120,125
Comtech Telecommunications Corp.(a)	69,783	1,960,204
Consolidated Communications Holdings, Inc.	67,400	1,216,570
MasTec, Inc.*	102,900	1,812,069
Oplink Communications, Inc.*	9,400	142,316
Premiere Global Services, Inc.*	151,600	973,272
Symmetricon, Inc.*	32,500	141,050
Tekelec*	16,500	99,660

		7,821,066

Textiles, Apparel & Luxury Goods — 0.5%
Fossil, Inc.*(a)	9,230	748,184
Hanesbrands, Inc.*	79,670	1,992,547

		2,740,731

Thrifts & Mortgage Finance — 0.4%
BankFinancial Corp.	9,900	65,736
BankUnited, Inc.	37,330	774,971
People’s United Financial, Inc.(a)	59,860	682,404
Westfield Financial, Inc.	62,930	414,709

		1,937,820

	Shares	Value
COMMON STOCKS (Continued)
Transportation — 0.7%
Aircastle Ltd. (Bermuda)	32,800	$312,256
Amerco, Inc.*	8,000	499,600
Atlas Air Worldwide Holdings, Inc.*	43,000	1,431,470
Gulfmark Offshore, Inc. (Class A Stock)*	26,700	970,278
Pacer International, Inc.*	40,400	151,500
Quality Distribution, Inc.*	41,700	374,049

		3,739,153

Utilities — 3.9%
AGL Resources, Inc.	88,376	3,600,438
American States Water Co.	5,200	176,436
California Water Service Group	9,400	166,474
Central Vermont Public Service Corp.	8,400	295,764
Chesapeake Utilities Corp.	6,600	264,726
El Paso Electric Co.	32,700	1,049,343
Great Plains Energy, Inc.	283,076	5,463,367
IDACORP, Inc.	74,032	2,796,929
NorthWestern Corp.	32,700	1,044,438
South Jersey Industries, Inc.	12,600	626,850
Southwest Gas Corp.	38,800	1,403,396
UIL Holdings Corp.	9,400	309,542
Westar Energy, Inc.	91,408	2,414,999
York Water Co.	8,500	137,530

		19,750,232

Warehouse / Industrial — 0.1%
Wesco Aircraft Holdings, Inc.*(a)	45,900	501,687

TOTAL COMMON STOCKS (cost $566,623,577)		501,202,303

EXCHANGE TRADED FUND — 0.1%
iShares NASDAQ Biotechnology Index Fund(a) (cost $589,164)	7,197	671,840

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Notes
0.750%	11/30/11(k)	$ 1,525	1,526,668

(cost $1,526,513)
TOTAL LONG-TERM INVESTMENTS (cost $568,739,254)			503,400,811

	Shares
SHORT-TERM INVESTMENT — 18.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $93,342,946; includes $83,959,423 of cash collateral for securities on loan)(b)(w)	93,342,946	93,342,946

TOTAL INVESTMENTS — 116.5% (cost $662,082,200)		596,743,757
Liabilities in excess of other assets(x) — (16.5)%.		(84,625,948)

NET ASSETS — 100.0%		$512,117,809

The following abbreviation is used in the Portfolio descriptions:

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

NASDAQ	National Association for Securities Dealers
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise
stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $78,445,983; cash collateral of $83,959,423 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with

cash collateral received for securities on loan.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized Depreciation(1)
Long Position:
68	Russell 2000 Mini	Dec. 2011	$4,577,680	$4,362,200	$(215,480)

(1) The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2011.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$501,202,303	$—	$—
Exchange Traded Fund	671,840	—	—
U.S. Treasury Obligation	—	1,526,668	—
Affiliated Money Market Mutual Fund	93,342,946	—	—
Other Financial Instruments*
Futures	(215,480)	—	—

Total	$595,001,609	$1,526,668	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.4%
COMMON STOCKS — 64.7%
Advertising — 0.2%
Aegis Group PLC (United Kingdom)	469,792	$905,046
Lamar Advertising Co. (Class A Stock)*(a)	38,000	647,140
Omnicom Group, Inc.	60,100	2,214,084
WPP PLC (United Kingdom)	426,408	3,949,622

		7,715,892

Aerospace & Defense — 1.1%
Boeing Co. (The)(a)	193,000	11,678,430
Finmeccanica SpA (Italy)	225,184	1,558,093
Goodrich Corp.	14,500	1,749,860
HEICO Corp. (Class A Stock)	17,275	581,476
Lockheed Martin Corp.(a)	35,100	2,549,664
Raytheon Co.	45,200	1,847,324
Rolls-Royce Holdings PLC (United Kingdom)*	340,040	3,125,912
United Technologies Corp.	195,500	13,755,380

		36,846,139

Airlines — 0.1%
AMR Corp.*(a)	94,300	279,128
SkyWest, Inc.	14,600	168,046
Southwest Airlines Co.	201,400	1,619,256
United Continental Holdings, Inc.*(a)	10,700	207,366

		2,273,796

Automobile Manufacturers — 0.7%
Bayerische Motoren Werke AG (Germany)	35,401	2,338,628
Ford Motor Co.*	162,400	1,570,408
General Motors Co.*(a)	197,800	3,991,604
Harley-Davidson, Inc.	61,600	2,114,728
Honda Motor Co. Ltd. (Japan)	132,500	3,881,569
Nissan Motor Co. Ltd. (Japan)	294,300	2,603,978
Oshkosh Corp.*(a)	20,200	317,948
Toyota Motor Corp. (Japan)	196,300	6,729,004
Winnebago Industries, Inc.*(a)	58,000	401,360

		23,949,227

Automotive Parts — 0.5%
Advance Auto Parts, Inc.	14,800	859,880
Aisin Seiki Co. Ltd. (Japan)	48,900	1,628,147
Autoliv, Inc., AB	24,653	1,201,819
AutoZone, Inc.*	14,500	4,628,255
BorgWarner, Inc.*(a)	11,600	702,148
CLARCOR, Inc.	20,200	835,876
GKN PLC (United Kingdom)	667,536	1,812,527
H&E Equipment Services, Inc.*	4,000	33,000
Johnson Controls, Inc.	120,300	3,172,311
Koito Manufacturing Co. Ltd. (Japan)	55,000	870,111
TRW Automotive Holdings Corp.*	17,700	579,321

		16,323,395

Beverages — 1.6%
Boston Beer Co., Inc. (Class A Stock)*(a)	10,000	727,000
Coca-Cola Co. (The)	294,900	19,923,444
Green Mountain Coffee Roasters, Inc.*(a)	9,200	855,048
Kirin Holdings Co. Ltd. (Japan)	320,000	4,185,620
Molson Coors Brewing Co. (Class B Stock)	71,300	2,824,193
PepsiCo, Inc.	360,346	22,305,417
Pernod-Ricard SA (France)	52,765	4,131,102

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Reed’s, Inc.*(a)	74,000	$119,140

		55,070,964

Biotechnology — 0.2%
Acorda Therapeutics, Inc.*	11,000	219,560
Alexion Pharmaceuticals, Inc.*	19,300	1,236,358
Cubist Pharmaceuticals, Inc.*(a)	8,400	296,688
Dendreon Corp.*(a)	43,100	387,900
Exelixis, Inc.*	37,600	205,296
Illumina, Inc.*(a)	14,100	576,972
Incyte Corp.*(a)	57,300	800,481
Life Technologies Corp.*	22,400	860,832
Maxygen, Inc.	160,000	875,200

		5,459,287

Building Materials — 0.1%
Bouygues SA (France)	74,402	2,461,316
Martin Marietta Materials, Inc.(a)	10,400	657,488
Universal Forest Products, Inc.	12,800	307,840
USG Corp.*(a)	33,900	228,147

		3,654,791

Business Services — 0.2%
Corporate Executive Board Co. (The)	25,600	762,880
Fidelity National Information Services, Inc.	50,700	1,233,024
FTI Consulting, Inc.*(a)	17,400	640,494
Manpower, Inc.	21,500	722,830
Navigant Consulting, Inc.*	50,700	469,989
Robert Half International, Inc.	84,800	1,799,456

		5,628,673

Cable Television — 0.5%
Comcast Corp. (Class A Stock)	506,700	10,590,030
DIRECTV (Class A Stock)*(a)	145,200	6,134,700
DISH Network Corp. (Class A Stock)*	19,000	476,140

		17,200,870

Chemicals — 1.2%
Air Products & Chemicals, Inc.	16,800	1,283,016
Air Water, Inc. (Japan)	114,000	1,409,083
Albemarle Corp.	13,740	555,096
American Vanguard Corp.	63,700	710,892
Asahi Kasei Corp. (Japan)	493,000	2,954,618
BASF SE (Germany)	56,482	3,443,441
Bayer AG (Germany)	57,396	3,167,324
Cabot Corp.	23,100	572,418
Codexis, Inc.*	79,027	361,153
Dow Chemical Co. (The)	112,500	2,526,750
E.I. du Pont de Nemours & Co.	54,059	2,160,738
Eastman Chemical Co.	3,800	260,414
Hitachi Chemical Co. Ltd. (Japan)	79,400	1,310,856
LyondellBasell Industries NV (Netherlands) (Class A Stock)	56,300	1,375,409
Potash Corp. of Saskatchewan, Inc. (Canada)	49,300	2,130,746
PPG Industries, Inc.	44,000	3,109,040
Praxair, Inc.	59,700	5,580,756
Sherwin-Williams Co. (The)	40,900	3,039,688
Showa Denko KK (Japan)	345,000	681,023
Tosoh Corp. (Japan)	236,000	739,513

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Wacker Chemie AG (Germany)	21,420	$1,901,660

		39,273,634

Clothing & Apparel — 0.3%
Anvil Holdings, Inc.(g)	125	531
Cintas Corp.	49,000	1,378,860
Coach, Inc.	44,000	2,280,520
NIKE, Inc. (Class B Stock)	65,400	5,592,354

		9,252,265

Commercial Banks — 0.4%
Banco Santander Brasil SA (Brazil), ADS	302,200	2,212,104
Citizens Republic Bancorp, Inc.*	26,930	186,356
DnB NOR ASA (Norway)	426,593	4,251,498
Home Bancshares, Inc.	24,234	514,245
M&T Bank Corp.(a)	28,800	2,013,120
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	857,810	2,839,261
Svenska Handelsbanken AB (Sweden) (Class A Stock)	98,047	2,494,919
Western Alliance Bancorp*	75,900	415,932

		14,927,435

Commercial Services — 0.5%
Benesse Holdings, Inc. (Japan)	53,400	2,365,626
Education Management Corp.*(a)	18,000	267,120
H&R Block, Inc.	90,800	1,208,548
MasterCard, Inc. (Class A Stock)	22,600	7,167,816
Paychex, Inc.(a)	25,300	667,161
RSC Holdings, Inc.*	79,000	563,270
Verisk Analytics, Inc. (Class A Stock)*	12,800	445,056
Western Union Co. (The)	183,000	2,798,070

		15,482,667

Computer Hardware — 3.2%
Apple, Inc.*	147,100	56,071,578
CommVault Systems, Inc.*	8,000	296,480
Computer Sciences Corp.	22,000	590,700
Dell, Inc.*	467,800	6,619,370
Hewlett-Packard Co.	429,400	9,640,030
International Business Machines Corp.	172,250	30,148,918
Riverbed Technology, Inc.*	24,730	493,611
SanDisk Corp.*	84,900	3,425,715

		107,286,402

Computer Services & Software — 3.0%
Accelrys, Inc.*	128,178	776,759
Accenture PLC (Ireland) (Class A Stock)	91,800	4,836,024
Activision Blizzard, Inc.(a)	87,554	1,041,893
Adobe Systems, Inc.*	261,500	6,320,455
American Reprographics Co.*	101,200	340,032
Autodesk, Inc.*	264,100	7,336,698
Automatic Data Processing, Inc.	93,000	4,384,950
Autonomy Corp. PLC (United Kingdom)*	29,283	1,158,583
Avid Technology, Inc.*	31,200	241,488
Blackboard, Inc.*(a)	19,620	876,229
CA, Inc.	117,600	2,282,616
Cadence Design Systems, Inc.*	41,300	381,612
Cisco Systems, Inc.	737,500	11,423,875
Electronic Arts, Inc.*	49,700	1,016,365
EMC Corp.*(a)	240,800	5,054,392
FactSet Research Systems, Inc.	9,000	800,730

	Shares	Value
COMMON STOCKS (Continued)
Computer Services & Software (cont’d.)
Global Payments, Inc.	22,300	$900,697
Jack Henry & Associates, Inc.	32,710	947,936
Logica PLC (United Kingdom)	423,565	514,376
Microsoft Corp.	1,305,800	32,501,362
NS Solutions Corp. (Japan)	38,400	877,334
Nuance Communications, Inc.*	11,000	223,960
Oracle Corp.	301,100	8,653,614
RealD, Inc.*(a)	11,500	107,525
Red Hat, Inc.*	144,080	6,088,821
Software AG (Germany)	40,491	1,267,978
SYNNEX Corp.*	28,870	756,394
Websense, Inc.*(a)	15,600	269,880

		101,382,578

Conglomerates — 0.3%
Altria Group, Inc.	259,700	6,962,557
Hutchison Whampoa Ltd. (Hong Kong)	238,400	1,764,267
Textron, Inc.(a)	174,200	3,072,888

		11,799,712

Construction — 0.2%
Carillion PLC (United Kingdom)	271,313	1,402,560
China Railway Construction Corp. Ltd. (China) (Class H Stock)	2,309,500	966,481
Fluor Corp.(a)	45,400	2,113,370
Insituform Technologies, Inc. (Class A Stock)*(a)	46,400	537,312
McDermott International, Inc. (Panama)*	150,800	1,622,608
Toll Brothers, Inc.*(a)	36,900	532,467
WorleyParsons Ltd. (Australia)	36,499	910,707

		8,085,505

Consumer Products & Services — 2.3%
Avon Products, Inc.	208,700	4,090,520
Church & Dwight Co., Inc.	3,800	167,960
Colgate-Palmolive Co.	94,900	8,415,732
Johnson & Johnson	426,846	27,194,359
Kimberly-Clark Corp.	36,900	2,620,269
L’Oreal SA (France)	24,384	2,378,719
Procter & Gamble Co. (The)	532,055	33,615,235
Rent-A-Center, Inc.(a)	21,400	587,430

		79,070,224

Distribution/Wholesale — 0.5%
DCC PLC (Ireland)*	112,188	2,818,032
Fastenal Co.(a)	55,900	1,860,352
Fossil, Inc.*(a)	10,300	834,918
Mitsubishi Corp. (Japan)	209,600	4,267,380
Mitsui & Co. Ltd. (Japan)	326,300	4,726,545
Pool Corp.	20,412	534,386
Taleo Corp. (Class A Stock)*(a)	17,900	460,388

		15,502,001

Diversified Financial Services — 0.2%
Challenger Ltd. (Australia)	339,645	1,377,575
Deutsche Boerse AG (Germany)*	16,701	844,660
Discover Financial Services	96,800	2,220,592
Invesco Ltd. (Bermuda)	140,500	2,179,155

		6,621,982

Diversified Machinery
Gardner Denver, Inc.	2,000	127,100

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Manufacturing — 0.4%
Cookson Group PLC (United Kingdom)	281,822	$1,880,109
Ingersoll-Rand PLC (Ireland)	238,800	6,707,892
John Bean Technologies Corp.	53,024	756,122
Siemens AG (Germany)	36,334	3,268,976

		12,613,099

Diversified Operations — 1.5%
3M Co.(a)	169,800	12,189,942
A.O. Smith Corp.	2,150	68,864
Danaher Corp.	232,600	9,755,244
General Electric Co.	1,520,900	23,178,516
Honeywell International, Inc.	149,600	6,568,936

		51,761,502

Electric — 0.3%
Calpine Corp.*(a)	260,800	3,672,064
Edison International	109,300	4,180,725
GenOn Energy, Inc.*	188,791	524,839
MDU Resources Group, Inc.	49,500	949,905
Pnm Resources, Inc.	57,300	941,439

		10,268,972

Electric – Integrated — 0.5%
Exelon Corp.	218,200	9,297,502
Scottish & Southern Energy PLC (United Kingdom)	305,331	6,127,137

		15,424,639

Electronic Components & Equipment — 1.7%
A123 Systems, Inc.*(a)	69,600	239,424
Advanced Energy Industries, Inc.*	25,300	218,086
Agilent Technologies, Inc.*	74,800	2,337,500
American Science & Engineering, Inc.	3,400	207,570
AVX Corp.	44,300	525,841
Belden, Inc.	12,050	310,770
Cooper Industries PLC (Ireland)	115,700	5,336,084
CyberOptics Corp.*	9,400	74,260
Cymer, Inc.*(a)	18,200	676,676
Emerson Electric Co.	278,500	11,504,835
Energizer Holdings, Inc.*	34,029	2,260,887
General Cable Corp.*(a)	18,800	438,980
Gentex Corp.	51,700	1,243,385
Hosiden Corp. (Japan)	98,700	703,088
Hubbell, Inc. (Class B Stock)	17,400	861,996
Koninklijke Philips Electronics NV (Netherlands)	155,205	2,784,675
Legrand SA (France)	72,205	2,250,943
Mitsubishi Electric Corp. (Japan)	513,000	4,544,085
Nikon Corp. (Japan)	111,700	2,634,890
Nippon Electric Glass Co. Ltd. (Japan)	257,000	2,335,358
Plexus Corp.*(a)	14,900	337,038
Samsung Electronics Co. Ltd. (South Korea)	4,610	3,218,962
TE Connectivity Ltd. (Switzerland)	171,450	4,824,603
Thermo Fisher Scientific, Inc.*	97,400	4,932,336
Trimble Navigation Ltd.*	11,000	369,050
Venture Corp. Ltd. (Singapore)	206,000	1,043,315

		56,214,637

Energy – Alternate Sources
First Solar, Inc.*	8,800	556,248

	Shares	Value
COMMON STOCKS (Continued)
Energy Services
Covanta Holding Corp.	57,400	$871,906

Entertainment & Leisure — 0.8%
Ameristar Casinos, Inc.	9,700	155,685
Ascent Capital Group, Inc. (Class A Stock)*	7,942	312,279
Carnival Corp. (Panama)(a)	154,700	4,687,410
International Game Technology	271,600	3,946,348
Las Vegas Sands Corp.*	175,100	6,713,334
Madison Square Garden Co. (The) (Class A Stock)*	22,375	510,150
Nintendo Co. Ltd. (Japan)	6,000	881,626
Royal Caribbean Cruises Ltd. (Liberia)	12,400	268,336
Walt Disney Co. (The)	320,600	9,669,296

		27,144,464

Environmental Control
Nalco Holding Co.	6,000	209,880
Waste Connections, Inc.	33,775	1,142,270

		1,352,150

Farming & Agriculture — 0.2%
Alliance One International, Inc.*	250,800	611,952
Bunge Ltd. (Bermuda)	2,200	128,238
Monsanto Co.	120,700	7,246,828

		7,987,018

Financial – Bank & Trust — 2.7%
Australia & New Zealand Banking Group Ltd. (Australia)	283,047	5,253,681
Banco Santander SA (Spain)	94,373	771,582
Bank of America Corp.	1,164,991	7,129,745
Bank of Yokohama Ltd. (The) (Japan)	255,000	1,278,750
Barclays PLC (United Kingdom), ADR(a)	398,300	3,895,374
BNP Paribas SA (France)	84,537	3,332,662
City National Corp.	9,800	370,048
Close Brothers Group PLC (United Kingdom)	91,182	934,546
Commerce Bancshares, Inc.	25,209	876,013
DBS Group Holdings Ltd. (Singapore)	213,862	1,917,712
Deutsche Bank AG (Germany)	68,310	2,367,025
East West Bancorp, Inc.	25,600	381,696
Erste Group Bank AG (Austria)	38,204	974,351
Essa Bancorp, Inc.	67,400	708,374
Fifth Third Bancorp	280,400	2,832,040
First Defiance Financial Corp.*	25,600	343,040
First Horizon National Corp.	203,500	1,212,860
Glacier Bancorp, Inc.	18,900	177,093
Intesa Sanpaolo SpA (Italy)	384,226	602,558
Louisiana Bancorp, Inc.*	33,535	530,859
Macquarie Group Ltd. (Australia)	80,584	1,742,701
Mitsubishi UFJ Financial Group, Inc. (Japan)	500,300	2,296,204
Nordea Bank AB (Sweden)	402,236	3,255,348
Northern Trust Corp.	86,100	3,011,778
Popular, Inc. (Puerto Rico)*	294,200	441,300
Sandy Spring Bancorp, Inc.	52,200	763,686
Standard Chartered PLC (United Kingdom)	218,416	4,357,628
State Street Corp.	101,900	3,277,104
Swedbank AB (Sweden) (Class A Stock)	300,137	3,313,858
TCF Financial Corp.	35,120	321,699
U.S. Bancorp	377,200	8,879,288
Wells Fargo & Co.	880,324	21,233,415

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Financial – Bank & Trust (cont’d.)
Westamerica Bancorporation	16,200	$620,784
Zions Bancorporation(a)	79,100	1,112,937

		90,517,739

Financial Services — 3.0%
American Express Co.	180,400	8,099,960
Ameriprise Financial, Inc.	47,800	1,881,408
BM&FBOVESPA SA (Brazil)	452,600	2,086,979
China Citic Bank Corp. Ltd. (China) (Class H Stock)*	4,463,270	1,824,410
Citigroup, Inc.	447,540	11,465,975
CME Group, Inc.	21,400	5,272,960
Credit Suisse Group AG (Switzerland)*	98,572	2,578,764
Eaton Vance Corp.	27,600	614,652
Franklin Resources, Inc.	29,700	2,840,508
Goldman Sachs Group, Inc. (The)	89,300	8,443,315
Heartland Payment Systems, Inc.	12,470	245,908
Interactive Brokers Group, Inc. (Class A Stock)	15,600	217,308
IntercontinentalExchange, Inc.*	12,000	1,419,120
JPMorgan Chase & Co.	702,868	21,170,384
Legg Mason, Inc.	104,900	2,696,979
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	55,770	2,226,309
Moody’s Corp.(a)	149,600	4,555,320
Morgan Stanley	355,200	4,795,200
NYSE Euronext, Inc.	108,000	2,509,920
PNC Financial Services Group, Inc.	106,300	5,122,597
Raymond James Financial, Inc.	27,820	722,207
SLM Corp.	198,800	2,475,060
Societe Generale (France)	46,554	1,218,677
Stifel Financial Corp.*	15,600	414,336
TD Ameritrade Holding Corp.	19,600	288,218
Visa, Inc. (Class A Stock)	60,400	5,177,488
Waddell & Reed Financial, Inc. (Class A Stock)	25,200	630,252

		100,994,214

Food — 2.1%
Archer-Daniels-Midland Co.	60,700	1,505,967
Compass Group PLC (United Kingdom)	389,547	3,142,723
ConAgra Foods, Inc.	120,300	2,913,666
General Mills, Inc.	211,200	8,124,864
House Foods Corp. (Japan)	35,100	675,242
Kellogg Co.(a)	121,300	6,451,947
Kraft Foods, Inc. (Class A Stock)	205,685	6,906,902
Kroger Co. (The)	276,600	6,074,136
Nestle SA (Switzerland)	230,063	12,665,590
Senomyx, Inc.*(a)	109,500	384,345
Tesco PLC (United Kingdom)	1,655,308	9,696,127
Tootsie Roll Industries, Inc.	32,940	794,513
Unilever PLC (United Kingdom)	176,130	5,517,139
Whole Foods Market, Inc.	73,600	4,806,816

		69,659,977

Healthcare Services — 1.0%
Advisory Board Co. (The)*	4,130	266,509
AMERIGROUP Corp.*(a)	18,100	706,081
Community Health Systems, Inc.*	10,100	168,064
Covance, Inc.*(a)	19,600	890,820
Edwards Lifesciences Corp.*(a)	36,600	2,608,848

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Services (cont’d.)
HCA Holdings, Inc.*	113,300	$2,284,128
Health Management Associates, Inc. (Class A Stock)*	61,900	428,348
Humana, Inc.	21,700	1,578,241
LifePoint Hospitals, Inc.*(a)	22,600	828,064
Medco Health Solutions, Inc.*	59,700	2,799,333
Omnicare, Inc.(a)	33,100	841,733
Quest Diagnostics, Inc.	49,300	2,433,448
UnitedHealth Group, Inc.	249,000	11,483,880
WellPoint, Inc.	93,300	6,090,624

		33,408,121

Home Builders — 0.1%
Persimmon PLC (United Kingdom)	471,948	3,320,920
Thor Industries, Inc.	11,300	250,295

		3,571,215

Home Furnishings
Harman International Industries, Inc.	54,200	1,549,036

Hotels & Motels — 0.2%
Accor SA (France)	49,588	1,320,431
Choice Hotels International, Inc.	21,500	638,980
Marriott International, Inc. (Class A Stock)	76,948	2,096,064
MGM Resorts International*(a)	56,531	525,173
Starwood Hotels & Resorts Worldwide, Inc.(a)	48,400	1,878,888
Wynn Resorts Ltd.	9,100	1,047,228

		7,506,764

Industrial Products — 0.3%
Actuant Corp. (Class A Stock)	22,600	446,350
Culp, Inc.*	51,600	436,020
Harsco Corp.(a)	22,700	440,153
Makita Corp. (Japan)	31,200	1,110,493
Mohawk Industries, Inc.*	8,900	381,899
Myers Industries, Inc.	39,500	400,925
Nucor Corp.	73,300	2,319,212
Precision Castparts Corp.	31,400	4,881,444

		10,416,496

Insurance — 2.5%
ACE Ltd. (Switzerland)	53,400	3,236,040
Aflac, Inc.	79,200	2,768,040
AIA Group Ltd. (Hong Kong)	894,200	2,532,321
Allstate Corp. (The)	224,400	5,316,036
Aon Corp.	154,000	6,464,920
AXA SA (France)	341,956	4,448,792
Berkshire Hathaway, Inc. (Class B Stock)*	199,900	14,200,896
Chubb Corp. (The)	98,700	5,921,013
Employers Holdings, Inc.	22,700	289,652
Infinity Property & Casualty Corp.	14,500	760,960
ING Groep NV (Netherlands), CVA*	137,763	971,758
Loews Corp.	74,000	2,556,700
Markel Corp.*(a)	2,200	785,686
Marsh & McLennan Cos., Inc.	199,900	5,305,346
MetLife, Inc.	228,100	6,389,081
Muenchener Rueckversicherungs- Gesellschaft AG (Germany)	29,996	3,725,397
Principal Financial Group, Inc.(a)	70,600	1,600,502
ProAssurance Corp.	12,900	929,058
Prudential PLC (United Kingdom)	203,402	1,746,831

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO(CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
QBE Insurance Group Ltd. (Australia)	157,322	$1,931,948
Radian Group, Inc.(a)	154,900	339,231
SeaBright Holdings, Inc.	54,900	395,280
Selective Insurance Group, Inc.	58,600	764,730
Sony Financial Holdings, Inc. (Japan)	204,800	3,126,827
StanCorp Financial Group, Inc.	18,500	510,045
Sun Life Financial, Inc. (Canada)	168,600	4,027,157
Swiss Life Holding AG (Switzerland)*	15,803	1,733,105
W.R. Berkley Corp.	32,900	976,801
White Mountains Insurance Group Ltd. (Bermuda)	1,200	486,900

		84,241,053

Internet Services — 1.7%
Amazon.com, Inc.*	80,000	17,298,400
Ariba, Inc.*	41,100	1,138,881
eBay, Inc.*	58,000	1,710,420
Google, Inc. (Class A Stock)*	46,500	23,918,670
Kakaku.com, Inc. (Japan)	63,300	2,598,342
Liberty Media Holding Corp. - Interactive (Class A Stock)*	148,700	2,196,299
Opentable, Inc.*(a)	12,000	552,120
priceline.com, Inc.*	14,500	6,517,170
VeriSign, Inc.	16,500	472,065

		56,402,367

Machinery & Equipment — 0.5%
Applied Industrial Technologies, Inc.	30,700	833,812
Babcock & Wilcox Co. (The)*	16,850	329,418
Caterpillar, Inc.	59,700	4,408,248
Cummins, Inc.	72,900	5,953,014
Joy Global, Inc.	44,700	2,788,386
Middleby Corp.*	7,170	505,198
Modec, Inc. (Japan)	40,200	711,353
Nordson Corp.	22,000	874,280
Stanley Black & Decker, Inc.	23,500	1,153,850
Toshiba Machine Co. Ltd. (Japan)	122,000	506,412

		18,063,971

Manufacturing — 0.1%
Koppers Holdings, Inc.	27,000	691,470
Pall Corp.	41,600	1,763,840

		2,455,310

Media — 0.7%
AMC Networks, Inc. (Class A Stock)*	13,875	443,306
Charter Communications, Inc. (Class A Stock)*	14,000	655,760
Discovery Communications, Inc. (Class C Stock)*	102,426	3,600,274
Informa PLC (United Kingdom)	211,406	1,072,912
Jupiter Telecommunications Co. Ltd. (Japan)	3,163	3,422,409
Liberty Global, Inc. (Class A Stock)*(a)	40,832	1,477,302
McGraw-Hill Cos., Inc. (The)	20,800	852,800
Television Broadcasts Ltd. (Hong Kong)	187,000	1,020,067
Time Warner Cable, Inc.	77,490	4,856,298
Time Warner, Inc.(a)	243,333	7,292,690

		24,693,818

Medical Products — 0.2%
Boston Scientific Corp.*	157,200	929,052

	Shares	Value
COMMON STOCKS (Continued)
Medical Products (cont’d.)
Fresenius Se & Co KGaA (Germany)	44,680	$3,971,453
St. Jude Medical, Inc.	27,700	1,002,463

		5,902,968

Medical Supplies & Equipment — 1.9%
Abbott Laboratories	144,000	7,364,160
Amgen, Inc.	174,200	9,572,290
Baxter International, Inc.	109,200	6,130,488
C.R. Bard, Inc.	20,100	1,759,554
Charles River Laboratories International, Inc.*	6,000	171,720
Covidien PLC (Ireland)	127,350	5,616,135
DaVita, Inc.*	28,000	1,754,760
DENTSPLY International, Inc.(a)	137,700	4,226,013
Elekta AB (Sweden) (Class B Stock)	87,998	3,310,446
Gen-Probe, Inc.*	13,020	745,395
Henry Schein, Inc.*	19,500	1,209,195
Hologic, Inc.*	45,840	697,226
McKesson Corp.	71,700	5,212,590
Medtronic, Inc.	58,600	1,947,864
STERIS Corp.	29,000	848,830
Stryker Corp.	120,100	5,660,313
Techne Corp.	13,400	911,334
Terumo Corp. (Japan)	33,600	1,748,689
Thoratec Corp.*	10,000	326,400
Zimmer Holdings, Inc.*	61,000	3,263,500

		62,476,902

Metals & Mining — 1.2%
Allied Nevada Gold Corp.*	24,500	877,345
Arch Coal, Inc.	80,780	1,177,772
BHP Billiton Ltd. (Australia)	163,417	5,410,801
Carpenter Technology Corp.	18,500	830,465
Cliffs Natural Resources, Inc.	39,100	2,000,747
Freeport-McMoRan Copper & Gold, Inc.	173,790	5,291,906
Haynes International, Inc.	15,500	673,475
Kobe Steel Ltd. (Japan)	533,000	889,700
Newmont Mining Corp.	64,600	4,063,340
Peabody Energy Corp.(a)	83,600	2,832,368
Rio Tinto Ltd. (Australia)	89,877	5,264,398
Rio Tinto PLC (United Kingdom)	51,524	2,285,001
SSAB AB (Sweden) (Class A Stock)	134,991	1,001,261
Steel Dynamics, Inc.	42,300	419,616
Umicore SA (Belgium)	66,870	2,424,206
United States Steel Corp.(a)	55,500	1,221,555
Vulcan Materials Co.(a)	98,100	2,703,636
Westmoreland Coal Co.*(a)	50,900	394,984

		39,762,576

Miscellaneous Manufacturing — 0.1%
Charter International PLC (United Kingdom)	146,128	1,961,685

Office Equipment — 0.2%
Canon, Inc. (Japan)	95,550	4,338,548
Herman Miller, Inc.	40,000	714,400
Xerox Corp.	274,700	1,914,659

		6,967,607

Oil & Gas — 7.0%
ABB Ltd. (Switzerland)*	164,219	2,809,110
Apache Corp.	16,800	1,348,032
Baker Hughes, Inc.	123,340	5,693,374

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil & Gas (cont’d.)
Beach Energy Ltd. (Australia)	2,656,204	$2,741,331
BG Group PLC (United Kingdom)	182,845	3,499,413
BP PLC (United Kingdom), ADR(a)	133,700	4,822,559
Cameron International Corp.*	39,000	1,620,060
Chesapeake Utilities Corp.	11,500	461,265
Chevron Corp.	348,922	32,282,263
China Oilfield Services Ltd. (China) (Class H Stock)	1,464,000	1,861,682
Cimarex Energy Co.	32,400	1,804,680
Complete Production Services, Inc.*(a)	34,800	655,980
Comstock Resources, Inc.*(a)	10,200	157,692
Concho Resources, Inc.*(a)	45,000	3,201,300
ConocoPhillips	133,300	8,440,556
CONSOL Energy, Inc.	18,300	620,919
Contango Oil & Gas Co.*	7,700	421,267
Devon Energy Corp.	88,600	4,911,984
ENI SpA (Italy)	141,055	2,481,535
EOG Resources, Inc.(a)	46,500	3,301,965
EQT Corp.	41,500	2,214,440
Exterran Holdings, Inc.*(a)	9,500	92,340
Exxon Mobil Corp.	802,212	58,264,658
FMC Technologies, Inc.*(a)	126,336	4,750,234
Forest Oil Corp.*	11,600	167,040
Fugro NV (Netherlands), CVA	17,836	899,492
GDF Suez (France)	148,728	4,418,946
GeoMet, Inc.*	106,600	82,508
Goodrich Petroleum Corp.*(a)	16,900	199,758
Halliburton Co.	91,800	2,801,736
Hess Corp.	73,600	3,861,056
Hollyfrontier Corp.	27,060	709,513
Marathon Petroleum Corp.	74,800	2,024,088
Murphy Oil Corp.	94,900	4,190,784
National Fuel Gas Co.	11,100	540,348
Newfield Exploration Co.*	72,900	2,893,401
Noble Corp. (Switzerland)*(a)	89,300	2,620,955
Northern Oil and Gas, Inc.*(a)	40,800	791,112
Oasis Petroleum, Inc.*(a)	30,900	689,997
Occidental Petroleum Corp.	110,700	7,915,050
Petroleo Brasileiro SA (Brazil), ADR(a)	93,700	1,941,464
Quicksilver Resources, Inc.*(a)	29,900	226,642
Range Resources Corp.	28,300	1,654,418
Royal Dutch Shell PLC (United Kingdom) (Class B Stock), ADR	195,100	12,105,955
Saipem SpA (Italy)	43,887	1,540,314
Schlumberger Ltd. (Netherlands)	275,215	16,438,592
Sempra Energy	63,500	3,270,250
Southwestern Energy Co.*(a)	83,000	2,766,390
Statoil ASA (Norway)	272,255	5,842,014
Suncor Energy, Inc. (Canada)	88,100	2,241,264
Ultra Petroleum Corp. (Canada)*	18,600	515,592
Valero Energy Corp.	104,100	1,850,898
Venoco, Inc.*	29,900	263,419
Whiting Petroleum Corp.*	17,300	606,884

		234,528,519

Paper & Forest Products — 0.2%
Clearwater Paper Corp.*	22,462	763,259
Domtar Corp.	11,666	795,271
International Paper Co.	118,800	2,762,100

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
Weyerhaeuser Co.(a)	159,146	$2,474,720

		6,795,350

Pharmaceuticals — 3.3%
Alkermes PLC (Ireland)*(a)	25,400	387,604
Allergan, Inc.(a)	52,200	4,300,236
AmerisourceBergen Corp.(a)	62,200	2,318,194
Astellas Pharma, Inc. (Japan)	60,900	2,298,787
Biogen Idec, Inc.*	32,200	2,999,430
BioMarin Pharmaceutical, Inc.*(a)	20,000	637,400
Bristol-Myers Squibb Co.	233,900	7,339,782
Celgene Corp.*	101,900	6,309,648
Chugai Pharmaceutical Co. Ltd. (Japan)	54,000	914,786
CSL Ltd. (Australia)	89,662	2,545,441
Express Scripts, Inc.*	91,200	3,380,784
Gilead Sciences, Inc.*	179,800	6,976,240
GlaxoSmithKline PLC (United Kingdom)	9,997	206,290
GlaxoSmithKline PLC (United Kingdom), ADR	272,700	11,259,783
Hospira, Inc.*	26,900	995,300
Human Genome Sciences, Inc.*(a)	52,200	662,418
Idenix Pharmaceuticals, Inc.*	33,000	164,670
Medicines Co. (The)*	23,600	351,168
Medicis Pharmaceutical Corp. (Class A Stock)	23,700	864,576
Merck & Co., Inc.	497,689	16,279,407
Neurocrine Biosciences, Inc.*	132,500	792,350
Perrigo Co.	1,000	97,110
Pfizer, Inc.	1,357,674	24,003,676
Pharmacyclics, Inc.*	50,500	597,415
Roche Holding AG (Switzerland)	18,168	2,934,352
Sanofi (France)	161,608	10,630,030
Theravance, Inc.*(a)	18,800	378,632
Vertex Pharmaceuticals, Inc.*	8,500	378,590

		111,004,099

Pipelines — 0.5%
El Paso Corp.	307,400	5,373,352
Spectra Energy Corp.	263,400	6,461,202
Williams Cos., Inc. (The)	137,700	3,351,618

		15,186,172

Printing & Publishing
Consolidated Graphics, Inc.*	12,260	447,858

Real Estate Investment Trusts — 1.3%
Camden Property Trust	16,100	889,686
CBRE Group, Inc.*	142,000	1,911,320
Duke Realty Corp.(a)	87,500	918,750
EastGroup Properties, Inc.	21,200	808,568
General Growth Properties, Inc.(a)	151,900	1,837,990
Goldcrest Co. Ltd. (Japan)	31,840	584,951
Kerry Properties Ltd. (Bermuda)	641,500	2,047,571
LaSalle Hotel Properties(a)	42,100	808,320
Lennar Corp. (Class A Stock)(a)	76,800	1,039,872
Mitsui Fudosan Co. Ltd. (Japan)	111,000	1,753,489
PDG Realty SA Empreendimentos e Participacoes (Brazil)	498,300	1,606,009
Potlatch Corp.	26,660	840,323
Prologis, Inc.	80,991	1,964,032
Public Storage	19,500	2,171,325
Regency Centers Corp.(a)	24,600	869,118

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
Simon Property Group, Inc.(a)	79,961	$8,794,111
SL Green Realty Corp.(a)	14,018	815,147
Soho China Ltd. (Cayman Islands)	3,047,500	1,924,052
St. Joe Co. (The)*(a)	16,100	241,339
Unibail-Rodamco SE (France)	18,697	3,336,224
Vornado Realty Trust(a)	45,900	3,425,058
Weingarten Realty Investors(a)	40,030	847,435
Westfield Retail Trust (Australia)	1,168,920	2,720,392

		42,155,082

Restaurants — 0.6%
McDonald’s Corp.	137,700	12,092,814
Mitchells & Butlers PLC (United Kingdom)*	293,943	1,071,487
Sonic Corp.*(a)	45,825	323,983
Starbucks Corp.	201,800	7,525,122

		21,013,406

Retail & Merchandising — 2.7%
American Eagle Outfitters, Inc.	34,700	406,684
Ascena Retail Group, Inc.*	6,819	184,590
Bed Bath & Beyond, Inc.*	103,500	5,931,585
BJ’s Wholesale Club, Inc.*	21,300	1,091,412
CarMax, Inc.*(a)	199,900	4,767,615
Casey’s General Stores, Inc.	9,000	392,850
Chico’s FAS, Inc.(a)	35,700	408,051
Chipotle Mexican Grill, Inc.*(a)	10,100	3,059,795
Compagnie Financiere Richemont SA (Switzerland) (Class A Stock)	110,000	4,899,990
CVS Caremark Corp.	169,976	5,707,794
Dick’s Sporting Goods, Inc.*(a)	28,800	963,648
Dollar General Corp.*(a)	120,100	4,534,976
Dollar Tree, Inc.*	18,400	1,382,024
Esprit Holdings Ltd. (Bermuda)	307,216	372,067
FamilyMart Co. Ltd. (Japan)	72,400	2,765,146
Gap, Inc. (The)(a)	21,900	355,656
Hibbett Sports, Inc.*(a)	14,800	501,572
Home Depot, Inc. (The)(a)	213,800	7,027,606
Inditex SA (Spain)	31,838	2,717,852
Kingfisher PLC (United Kingdom)	854,439	3,280,987
Kohl’s Corp.	168,500	8,273,350
Lojas Renner SA (Brazil)	56,500	1,513,878
Lowe’s Cos., Inc.	100,300	1,939,802
Macy’s, Inc.(a)	155,300	4,087,496
Pantry, Inc. (The)*	32,500	394,225
Parkson Retail Group Ltd. (Cayman Islands)	1,198,500	1,448,810
PPR (France)	21,077	2,724,431
Ross Stores, Inc.	57,800	4,548,282
Target Corp.	118,200	5,796,528
Walgreen Co.	50,300	1,654,367
Wal-Mart Stores, Inc.	84,400	4,380,360
Williams-Sonoma, Inc.	24,300	748,197
Yum! Brands, Inc.	61,600	3,042,424

		91,304,050

Schools
Corinthian Colleges, Inc.*(a)	128,400	200,304

Semiconductors — 1.5%
Advanced Micro Devices, Inc.*(a)	698,100	3,546,348
Analog Devices, Inc.(a)	87,400	2,731,250
Applied Materials, Inc.	296,700	3,070,845
ASML Holding NV (Netherlands)	106,431	3,680,208

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors (cont’d.)
ASML Holding NV (Netherlands)(a)	45,100	$1,557,754
Atmel Corp.*	39,000	314,730
Broadcom Corp. (Class A Stock)*	93,700	3,119,273
BTU International, Inc.*	15,500	68,820
Cree, Inc.*(a)	20,300	527,394
Hamamatsu Photonics KK (Japan)	77,500	3,123,733
Intel Corp.	208,800	4,453,704
Intersil Corp. (Class A Stock)(a)	37,200	382,788
Lam Research Corp.*	57,800	2,195,244
Linear Technology Corp.	44,700	1,235,955
Marvell Technology Group Ltd. (Bermuda)*	216,900	3,151,557
Maxim Integrated Products, Inc.	35,000	816,550
Micron Technology, Inc.*	323,500	1,630,440
NVIDIA Corp.*(a)	145,200	1,815,000
ON Semiconductor Corp.*(a)	121,510	871,227
Rovi Corp.*(a)	3,800	163,324
Semtech Corp.*(a)	35,110	740,821
Supertex, Inc.*	41,600	719,680
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	985,749	2,218,686
Texas Instruments, Inc.(a)	296,100	7,891,065

		50,026,396

Telecommunications — 3.4%
Alcatel-Lucent (France)*	586,535	1,700,654
America Movil SAB de CV (Mexico) (Class L Stock), ADR(a)	161,000	3,554,880
American Tower Corp. (Class A Stock)*	101,835	5,478,723
Aruba Networks, Inc.*	36,580	764,888
AT&T, Inc.	1,385,317	39,509,241
Corning, Inc.	301,800	3,730,248
Crown Castle International Corp.*	97,900	3,981,593
Finisar Corp.*(a)	34,637	607,533
Hutchison Telecommunications Hong Kong Holdings Ltd. (Cayman Islands)	2,157,000	752,728
Ixia*(a)	92,300	707,941
Juniper Networks, Inc.*	230,700	3,981,882
KDDI Corp. (Japan)	516	3,552,330
Leap Wireless International, Inc.*(a)	65,900	454,710
Motorola Mobility Holdings, Inc.*	59,134	2,234,083
NII Holdings, Inc.*	12,500	336,875
NTELOS Holdings Corp.	34,900	618,777
QUALCOMM, Inc.	283,500	13,786,605
Rignet, Inc.*	8,200	131,446
SBA Communications Corp. (Class A Stock)*(a)	14,800	510,304
Softbank Corp. (Japan)	62,700	1,834,606
Sprint Nextel Corp.*	1,133,600	3,446,144
Telecom Italia SpA (Italy)	3,712,167	3,610,183
Telefonica SA (Spain)	304,529	5,836,220
Telstra Corp. Ltd. (Australia)	952,535	2,836,860
Verizon Communications, Inc.	8,800	323,840
Vodafone Group PLC (United Kingdom), ADR	417,392	10,706,105

		114,989,399

Tobacco — 0.4%
Philip Morris International, Inc.	239,900	14,964,962

Toys — 0.1%
Hasbro, Inc.	60,500	1,972,905

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Toys (cont’d.)
Mattel, Inc.	51,000	$1,320,390

		3,293,295

Transportation — 1.2%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	384	2,255,701
C.H. Robinson Worldwide, Inc.(a)	31,500	2,156,805
Cargotec Oyj (Finland) (Class B Stock)	39,450	956,188
Central Japan Railway Co. (Japan)	446	3,892,153
Expeditors International of Washington, Inc.	17,000	689,350
FedEx Corp.(a)	72,300	4,893,264
Greenbrier Cos., Inc.*(a)	44,200	514,930
Kansas City Southern*(a)	13,600	679,456
Knight Transportation, Inc.	55,600	740,036
Nippon Yusen Kabushiki Kaisha (Japan)	201,000	545,197
Norfolk Southern Corp.	38,400	2,343,168
RailAmerica, Inc.*	20,600	268,418
Ryder System, Inc.	44,100	1,654,191
Union Pacific Corp.	118,800	9,702,396
United Parcel Service, Inc. (Class B Stock)	147,700	9,327,255
UTi Worldwide, Inc. (British Virgin Islands)	30,500	397,720

		41,016,228

Utilities — 1.3%
AES Corp. (The)*	652,600	6,369,376
CenterPoint Energy, Inc.	203,700	3,996,594
Constellation Energy Group, Inc.	150,900	5,743,254
E.ON AG (Germany)	159,206	3,454,132
Entergy Corp.	93,200	6,178,228
FirstEnergy Corp.(a)	175,408	7,877,573
Great Plains Energy, Inc.	52,200	1,007,460
OGE Energy Corp.	22,700	1,084,833
PPL Corp.	72,700	2,074,858
SembCorp Industries Ltd. (Singapore)	1,224,911	3,161,548
Southwest Gas Corp.	25,180	910,761
Sumco Corp. (Japan)*	137,300	1,282,181
TECO Energy, Inc.	111,900	1,916,847

		45,057,645

TOTAL COMMON STOCKS (cost $2,352,385,881)		2,179,663,758

PREFERRED STOCKS — 0.2%
Automobile Manufacturers — 0.1%
Volkswagen AG (Germany) (PRFC Shares)	30,360	4,006,548

Diversified Financial Services
GMAC Capital Trust I, Series 2, 8.125%	54,150	988,238

Financial Services — 0.1%
Ally Financial, Inc., 144A, 7.000%	1,100	736,691
Ally Financial, Inc., Series A, CVT, 8.500%	40,775	711,524

		1,448,215

Telecommunications
Lucent Technologies Capital Trust I, CVT, 7.750%	1,700	1,402,500

TOTAL PREFERRED STOCKS (cost $8,200,121)		7,845,501

			Units	Value
WARRANTS*
Clothing & Apparel
Anvil Holdings, Inc. Class A Stock, expiring on 02/05/12(g)			1,395	$28
Anvil Holdings, Inc. Class B Stock, expiring on 02/05/12(g)			1,550	16

TOTAL WARRANTS (cost $0)				44

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.6%
Ally Auto Receivables Trust,
Series 2009-B, Class C, 144A
4.060%	05/16/16(g)	Aaa	$1,625	1,705,243
Series 2010-1, Class A4
2.300%	12/15/14	Aaa	630	647,259
Ally Master Owner Trust,
Series 2011-3, Class A2
1.810%	05/15/16	Aaa	2,490	2,511,275
AmeriCredit Automobile Receivables Trust,
Series 2010-2, Class B
2.730%	03/09/15	Aaa	1,017	1,028,580
CarMax Auto Owner Trust,
Series 2009-2, Class B
4.650%	08/17/15	AA+(d)	1,335	1,410,057
CenterPoint Energy Transition Bond Co. LLC,
Series 2001-1, Class A4
5.630%	09/15/15	Aaa	118	126,048
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	Caa1	23	16,021
CNH Equipment Trust,
Series 2009-C, Class A3
1.850%	12/16/13	Aaa	124	124,225
Series 2010-C, Class A4
1.750%	05/16/16	Aaa	1,900	1,928,365
CNH Wholesale Master Note Trust,
Series 2009-1A, Class A, 144A
1.929%(c)	07/15/15(g)	AAA(d)	1,209	1,216,141
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.840%(c)	01/25/34	Caa3	951	604,267
Ford Credit Auto Owner Trust,
Series 2009-D, Class D, 144A
8.140%	02/15/16(g)	Aaa	400	447,609
Ford Credit Floorplan Master Owner Trust,
Series 2010-3, Class C, 144A
4.990%	02/15/17(g)	Aa3	1,485	1,608,253
GE Dealer Floorplan Master Note Trust,
Series 2011-1, Class A
0.806%	07/20/16	Aaa	1,665	1,665,952
Huntington Auto Trust,
Series 2011-1A, 144A
1.840%	01/17/17(g)	Aa2	120	119,472
Series 2011-1A, Class C, 144A
2.530%	03/15/17(g)	A2	575	572,435
JPMorgan Mortgage Acquisition Corp.,
Series 2007-CH1, Class AV2
0.295%(c)	11/25/36	A1	6	5,939

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class A, 144A
5.737%	04/20/28(g)	Aaa	$111	$115,587
Series 2006-2A, Class A, 144A
5.362%	10/20/28(g)	Aaa	30	31,025
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.735%(c)	09/25/35	Baa1	742	673,386
Navistar Financial Corp. Owner Trust,
Series 2010-A, Class B, 144A
4.170%	10/20/14(g)	Aa2	1,370	1,421,875
SMART Trust (Australia),
Series 2011-1USA, Class A3A, 144A
1.770%	10/14/14(g)	Aaa	1,270	1,275,674
Series 2011-2USA, Class A3A, 144A
1.540%	03/14/15(g)	Aaa	830	831,808

TOTAL ASSET-BACKED SECURITIES (cost $19,748,076)				20,086,496

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
American Tower Trust,
Series 2007-1A, Class D, 144A
5.957%	04/15/37(g)	Baa2	250	267,150
Banc of America Commercial Mortgage, Inc.,
Series 2005-3, Class A2
4.501%(c)	07/10/43	Aaa	312	311,402
Series 2007-1, Class AAB
5.422%	01/15/49	Aaa	3,090	3,226,152
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class AAB
4.804%	09/15/42	Aaa	292	302,159
Series 2006-PW12, Class A4
5.903%(c)	09/11/38	Aaa	300	329,369
Series 2007-PW17, Class A4
5.694%(c)	06/11/50	A+(d)	2,660	2,830,309
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B
6.214%(c)	12/10/49	Aa1	4,195	4,420,804
Commercial Mortgage Pass-Through Certificates,
Series 2007-C9, Class A4
5.815%(c)	12/10/49	Aaa	4,045	4,363,940
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A2
3.642%	08/10/44	Aaa	1,365	1,407,643
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C2, Class A2
6.700%	04/15/34	AAA(d)	29	28,860
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A3
4.569%	08/10/42	Aaa	800	805,697
Series 2005-GG3, Class AAB
4.619%	08/10/42	Aaa	104	106,645
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%(c)	04/10/38	AA-(d)	1,815	1,926,570
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42	Aaa	233	241,765
Series 2006-CB15, Class A4

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
5.814%(c)	06/12/43	Aaa	$1,450	$1,545,519
Series 2006-CB16, Class A4
5.552%	05/12/45	Aaa	1,635	1,754,190
Series 2007-C1, Class A4
5.716%	02/15/51	Aaa	3,845	4,066,595
Series 2011-C3, Class B, 144A
5.013%(c)	02/16/46(g)	AA(d)	345	316,401
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
6.067%(c)	06/15/38	Aaa	2,425	2,660,889
Series 2006-C7, Class A3
5.347%	11/15/38	AAA(d)	861	909,434
Series 2007-C2, Class A3
5.430%	05/10/37	A-(d)	260	267,015
Merrill Lynch Mortgage Trust,
Series 2007-C1, Class A4
6.022%(c)	06/12/50	A+(d)	3,355	3,556,968
Morgan Stanley Capital I,
Series 2007-HQ11, Class A4
5.447%(c)	02/12/44	Aaa	4,430	4,750,679
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class A4
5.418%	01/15/45	Aaa	2,935	3,158,782
Series 2006-C24, Class A3
5.558%(c)	03/15/45	Aaa	2,108	2,322,137
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class B, 144A
5.174%	02/15/44(g)	Aa2	700	671,300

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $44,655,231)				46,548,374

CORPORATE OBLIGATIONS — 12.9%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
10.000%	07/15/17	Baa3	$50	56,875
inVentiv Health, Inc.,
Gtd. Notes, 144A
10.000%	08/15/18	Caa2	250	220,000
Sr. Notes, 144A
10.000%	08/15/18	Caa2	375	330,000
Lamar Media Corp.,
Gtd. Notes
7.875%	04/15/18	B1	1,275	1,275,000
Omnicom Group, Inc.,
Sr. Unsec’d. Notes
4.450%	08/15/20	Baa1	1,240	1,250,978

				3,132,853

Aerospace & Defense — 0.1%
Ducommun, Inc.,
Sr. Notes, 144A
9.750%	07/15/18	B3	175	175,000
Esterline Technologies Corp.,
Gtd. Notes
7.000%	08/01/20	Ba3	125	128,438

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Aerospace & Defense (cont’d.)
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes
10.000%	06/01/17	B3	$925	$920,375
Sr. Sec’d. Notes, 144A
10.000%	06/01/17	B3	200	197,000
L-3 Communications Corp.,
Gtd. Notes
4.750%	07/15/20	Baa3	1,100	1,138,411
6.375%	10/15/15	Ba1	200	204,250
Moog, Inc.,
Sr. Sub. Notes
7.250%	06/15/18	Ba3	75	76,875
Sequa Corp.,
Gtd. Notes, PIK, 144A
13.500%	12/01/15	Caa2	75	79,500
Gtd. Notes, 144A
11.750%	12/01/15	Caa2	175	183,750
Spirit Aerosystems, Inc.,
Gtd. Notes
7.500%	10/01/17	Ba3	75	77,625
Transdigm, Inc.,
Gtd. Notes
7.750%	12/15/18	B3	450	457,875

				3,639,099

Agriculture
Mriya Agro Holding PLC (Cyprus),
Sr. Unsec’d. Notes, 144A
10.950%	03/30/16	B(d)	300	301,511

Airlines — 0.2%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	03/15/16	B2	500	420,000
Continental Airlines 2009-1 Pass-Through Trust,
Pass-Through Certificates
9.000%	07/08/16	Baa2	383	420,416
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	05/10/21	Baa2	672	705,657
Continental Airlines 2009-2 Class B Pass-Through Trust,
Pass-Through Certificates
9.250%	05/10/17	Ba2	22	22,920
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	01/12/21	Baa2	275	266,750
Continental Airlines, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	09/15/15	Ba2	975	936,000
Delta Air Lines 2009-1 Class A Pass-Through Trust,
Series 29-1, Pass-Through Certificates
7.750%	06/17/21	Baa2	215	225,761
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Series 21-2, Pass-Through Certificates
4.950%	05/23/19	Baa2	734	726,987
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Series 211-1, Pass-Through Certificates
5.300%	04/15/19	Baa2	185	181,300

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Airlines (cont’d.)
Delta Air Lines, Inc.,
Sec’d. Notes, 144A
12.250%	03/15/15(a)	B2	$575	$610,938
Sr. Sec’d. Notes, 144A
9.500%	09/15/14	Ba2	427	439,810
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	03/01/17	Baa3	675	723,488
TAM Capital 2, Inc. (Cayman Islands),
Gtd. Notes
9.500%	01/29/20	B+(d)	570	562,875
TAM Capital 3, Inc. (Cayman Islands),
Gtd. Notes, 144A
8.375%	06/03/21	B+(d)	270	248,400
United Air Lines, Inc.,
Sec’d. Notes, 144A
12.000%	11/01/13	B3	75	75,938

				6,567,240

Automobile Manufacturers
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	06/15/21	B2	675	519,750
Ford Motor Co.,
Sr. Unsec’d. Notes
7.450%	07/16/31(a)	Ba3	725	818,438
Oshkosh Corp.,
Gtd. Notes
8.250%	03/01/17	B2	150	145,500
8.500%	03/01/20	B2	150	145,500

				1,629,188

Automotive Parts — 0.1%
Advance Auto Parts, Inc.,
Gtd. Notes
5.750%	05/01/20	Baa3	610	678,476
Affinia Group, Inc.,
Sr. Sec’d. Notes, 144A
10.750%	08/15/16	B1	22	22,440
Allison Transmission, Inc.,
Gtd. Notes, 144A
7.125%	05/15/19(a)	Caa1	225	203,625
Goodyear Tire & Rubber Co. (The),
Sr. Unsec’d. Notes
10.500%	05/15/16	B1	48	51,960
O’Reilly Automotive, Inc.,
Gtd. Notes
4.875%	01/14/21	Baa3	1,110	1,150,744
Pittsburgh Glass Works LLC,
Sr. Sec’d. Notes, 144A
8.500%	04/15/16	B2	125	115,000
RSC Equipment Rental, Inc./RSC Holdings III LLC,
Gtd. Notes
8.250%	02/01/21	Caa1	25	21,625

				2,243,870

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Beverages — 0.1%
Coca-Cola Femsa SAB de CV (Mexico),
Sr. Unsec’d. Notes
4.625%	02/15/20	A2	$1,060	$1,120,771
Cott Beverages, Inc.,
Gtd. Notes
8.125%	09/01/18	B3	425	433,500
8.375%	11/15/17	B3	175	178,500

				1,732,771

Biotechnology
Bio-Rad Laboratories, Inc.,
Sr. Sub. Notes
8.000%	09/15/16	Ba2	125	135,000

Broadcasting
Clear Channel Communications, Inc.,
Gtd. Notes, PIK
11.000%	08/01/16	Ca	975	492,375
Sr. Unsec’d. Notes
7.250%	10/15/27	Ca	125	44,062
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A
8.375%	03/01/39(g)	Baa2	255	351,252
Fisher Communications, Inc.,
Gtd. Notes
8.625%	09/15/14	B1	18	17,955
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.,
Sec’d. Notes
8.875%	04/15/17	B3	600	592,500

				1,498,144

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Building & Construction
Dycom Investments, Inc.,
Gtd. Notes
7.125%	01/15/21	Ba3		$350	$337,750
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Sec’d. Notes, 144A
8.625%	05/15/19	B2		450	369,000

					706,750

Building Materials — 0.2%
Associated Materials LLC,
Sr. Sec’d. Notes
9.125%	11/01/17(a)	B3		550	445,500
Building Materials Corp. of America,
Sr. Notes, 144A
6.750%	05/01/21	Ba3		650	617,500
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.369%(c)	09/30/15(a)	B-(d)		375	243,754
9.000%	01/11/18	B-(d)		200	135,500
China Shanshui Cement Group Ltd. (Cayman Islands),
Gtd. Notes, 144A
8.500%	05/25/16	BB-(d)		900	666,000
Corp. GEO SAB de CV (Mexico),
Gtd. Notes, 144A
9.250%	06/30/20	Ba3		290	258,100
Euramax International, Inc.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/16	Caa1		375	299,062
Gibraltar Industries, Inc.,
Gtd. Notes
8.000%	12/01/15	B2		475	451,250
Heidelbergcement Finance BV (Netherlands),
Gtd. Notes
8.000%	01/31/17	Ba3	EUR	50	65,313

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Building Materials (cont’d.)
Holcim US Finance Sarl & Cie SCS (Luxembourg),
Gtd. Notes, 144A
6.000%	12/30/19(g)	Baa2		$835	$886,217
Interline Brands, Inc.,
Gtd. Notes
7.000%	11/15/18	B2		225	219,938
Masco Corp.,
Sr. Unsec’d. Notes
6.125%	10/03/16	Ba2		50	48,759
Nortek, Inc.,
Gtd. Notes, 144A
8.500%	04/15/21	Caa1		600	483,000
10.000%	12/01/18	Caa1		400	370,000
Ply Gem Industries, Inc.,
Sr. Sec’d. Notes
8.250%	02/15/18(a)	Caa1		350	285,250
Rearden G Holdings EINS GmbH (Germany),
Gtd. Notes, 144A
7.875%	03/30/20	B1		380	368,600
Texas Industries, Inc.,
Gtd. Notes
9.250%	08/15/20	Caa2		175	136,062
Urbi Desarrollos Urbanos SAB de CV (Mexico),
Gtd. Notes
8.500%	04/19/16	Ba3		350	350,000
Gtd. Notes, 144A
9.500%	01/21/20	Ba3		500	475,000
USG Corp.,
Gtd. Notes, 144A
8.375%	10/15/18	B2		50	41,750
9.750%	08/01/14	B2		300	285,000
West China Cement Ltd. (United Kingdom),
Gtd. Notes, 144A
7.500%	01/25/16	Ba3		300	204,000
Xefin Lux SA, (Luxembourg),
Sr. Sec’d. Notes, 144A
8.000%	06/01/18	Ba3	EUR	100	118,902

					7,454,457

Business Services
Fidelity National Information Services, Inc.,
Gtd. Notes
7.625%	07/15/17	Ba2		175	182,000
7.875%	07/15/20	Ba2		125	130,000

					312,000

Cable Television — 0.2%
Belo Corp.,
Sr. Unsec’d. Notes
8.000%	11/15/16	Ba1		350	369,250
Coleman Cable, Inc.,
Gtd. Notes
9.000%	02/15/18	B3		175	170,625
CSC Holdings LLC,
Sr. Unsec’d. Notes
8.500%	04/15/14	Ba3		425	458,469
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.550%	03/15/15	Baa2		185	192,939

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Cable Television (cont’d.)
5.875%	10/01/19	Baa2		$845	$950,707
DISH DBS Corp.,
Gtd. Notes, 144A
6.750%	06/01/21	Ba3		300	286,500
Ono Finance II PLC (Ireland),
Gtd. Notes, 144A
11.125%	07/15/19	Caa2	EUR	470	415,589
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21(a)	Caa2		1,325	1,033,500
Sr. Sec’d. Notes, 144A
7.875%	11/01/20(a)	B2		1,775	1,664,062

					5,541,641

Chemicals — 0.2%
Ashland, Inc.,
Gtd. Notes
9.125%	06/01/17	Baa3		900	995,625
CF Industries, Inc.,
Gtd. Notes
6.875%	05/01/18	Ba1		775	865,094
7.125%	05/01/20	Ba1		125	142,344
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC,
Sec’d. Notes
9.000%	11/15/20	Caa1		235	172,138
Sr. Sec’d. Notes
8.875%	02/01/18	B3		350	288,750
Huntsman International LLC,
Gtd. Notes
8.625%	03/15/20	B3		75	72,938
8.625%	03/15/21(a)	B3		375	359,062
Kerling PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
10.625%	02/01/17	B3	EUR	250	272,973
Lyondell Chemical Co.,
Sr. Sec’d. Notes, 144A
8.000%	11/01/17	Ba1		950	1,023,625
Momentive Performance Materials, Inc.,
Gtd. Notes
11.500%	12/01/16	Caa2		400	336,000
Sec’d. Notes
9.000%	01/15/21	Caa1		150	102,750
PolyOne Corp.,
Sr. Unsec’d. Notes
7.375%	09/15/20	Ba2		575	577,875
Solutia, Inc.,
Gtd. Notes
8.750%	11/01/17(a)	B1		880	937,200

					6,146,374

Clothing & Apparel
Hanesbrands, Inc.,
Gtd. Notes
6.375%	12/15/20	B1		325	315,250
8.000%	12/15/16	B1		100	105,750
Levi Strauss & Co.,
Sr. Unsec’d. Notes
8.875%	04/01/16(a)	B2		350	353,500

					774,500

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Commercial Banks — 0.2%
Amsouth Bank,
Sub. Notes
5.200%	04/01/15	Ba3	$400	$372,000
Banco de Credito del Peru (Peru),
Sr. Unsec’d. Notes, 144A
5.375%	09/16/20	Baa2	310	292,950
Banco Votorantim SA (Brazil),
Sub. Notes, 144A
7.375%	01/21/20	Baa1	250	256,250
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.375%	10/04/13(g)	Aa3	985	940,659
BTA Bank JSC (Kazakhstan),
Sr. Unsec’d. Notes
10.750%	07/01/18	Caa2	600	264,000
CIT Group, Inc.,
Sec’d. Notes
7.000%	05/01/16	B2	75	72,750
7.000%	05/01/17	B2	1,500	1,455,000
Sec’d. Notes, 144A
6.625%	04/01/18(a)	B2	950	945,250
Kazkommertsbank JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
8.500%	05/11/18	B2	800	640,000
Regions Bank,
Sub. Notes
7.500%	05/15/18	Ba3	250	247,188
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
2.500%	07/14/16(a)	Aaa	1,380	1,416,460

				6,902,507

Commercial Services — 0.2%
Aramark Holdings Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.625%	05/01/16	B3	350	344,750
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
7.625%	05/15/14	B2	213	211,935
9.625%	03/15/18	B2	500	495,000
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
6.850%	07/02/37	Baa3	200	182,000
Sr. Unsec’d. Notes, 144A
6.850%	07/02/37	Baa3	320	291,200
FTI Consulting, Inc.,
Gtd. Notes
6.750%	10/01/20	Ba2	250	241,250
Garda World Security Corp. (Canada),
Sr. Unsec’d. Notes, 144A
9.750%	03/15/17	B2	125	127,500
iPayment Holdings, Inc.,
Gtd. Notes, 144A
10.250%	05/15/18	B3	625	570,312
Lender Processing Services, Inc.,
Gtd. Notes
8.125%	07/01/16	Ba2	350	329,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Commercial Services (cont’d.)
Mac-Gray Corp.,
Gtd. Notes
7.625%	08/15/15	B3	$200	$202,500
PHH Corp.,
Sr. Unsec’d. Notes
9.250%	03/01/16	Ba2	825	847,688
Seminole Indian Tribe of Florida,
Notes, 144A
7.750%	10/01/17	Ba1	300	301,500
Service Corp. International,
Sr. Unsec’d. Notes
8.000%	11/15/21	Ba3	350	366,625
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.,
Gtd. Notes
10.750%	08/01/16	B3	725	761,250
United Rentals North America, Inc.,
Gtd. Notes
10.875%	06/15/16	B2	75	81,000
Verisk Analytics, Inc.,
Gtd. Notes
5.800%	05/01/21	Ba1	710	797,082

				6,150,592

Computer Hardware
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
3.000%	09/15/16	A2	1,255	1,265,465

Computer Services & Software — 0.2%
Affiliated Computer Services, Inc.,
Sr. Unsec’d. Notes
5.200%	06/01/15	BBB-(d)	390	428,159
Aspect Software, Inc.,
Sec’d. Notes
10.625%	05/15/17	Caa1	75	75,375
Brocade Communications Systems, Inc.,
Sr. Sec’d. Notes
6.875%	01/15/20	Ba2	175	178,719
Eagle Parent, Inc.,
Sr. Notes, 144A
8.625%	05/01/19(a)	Caa1	525	467,250
First Data Corp.,
Gtd. Notes
11.250%	03/31/16(a)	Caa2	1,000	675,000
Gtd. Notes, 144A
12.625%	01/15/21	Caa1	2,200	1,628,000
Sr. Sec’d. Notes, 144A
7.375%	06/15/19(a)	B1	350	310,625
8.875%	08/15/20	B1	300	282,000
Fiserv, Inc.,
Gtd. Notes
3.125%	06/15/16	Baa2	480	485,791
iGate Corp.,
Gtd. Notes, 144A
9.000%	05/01/16	B2	850	790,500
JDA Software Group, Inc.,
Gtd. Notes
8.000%	12/15/14	B1	325	342,875

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Computer Services & Software (cont’d.)
MedAssets, Inc.,
Gtd. Notes, 144A
8.000%	11/15/18	B3	$225	$214,312
Seagate HDD Cayman (Cayman Islands),
Gtd. Notes
6.875%	05/01/20	Ba1	275	253,000
Seagate Technology HDD Holdings (Cayman Islands),
Gtd. Notes
6.800%	10/01/16	Ba1	25	24,875

				6,156,481

Conglomerates — 0.1%
Altria Group, Inc.,
Gtd. Notes
4.750%	05/05/21	Baa1	1,870	1,934,272
9.250%	08/06/19	Baa1	750	983,103

				2,917,375

Construction — 0.1%
Aeropuertos Argentina 2000 SA (Argentina),
Sr. Sec’d. Notes, 144A
10.750%	12/01/20	B2	243	247,350
BAA Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
4.875%	07/15/21(g)	A-(d)	1,645	1,669,456

				1,916,806

Consumer Products & Services — 0.1%
Central Garden & Pet Co.,
Gtd. Notes
8.250%	03/01/18	B2	250	238,750
Controladora Mabe SA CV (Mexico),
Gtd. Notes, 144A
7.875%	10/28/19	BBB-(d)	450	445,500
Scotts Miracle-Gro Co. (The),
Gtd. Notes
7.250%	01/15/18	B1	75	76,125
Sealy Mattress Co.,
Gtd. Notes
8.250%	06/15/14	Caa1	150	141,375
Sr. Sec’d. Notes, 144A
10.875%	04/15/16	Ba3	702	740,610

				1,642,360

Containers & Packaging — 0.1%
AEP Industries, Inc.,
Sr. Unsec’d. Notes
8.250%	04/15/19	B2	225	212,062
Ball Corp.,
Gtd. Notes
7.125%	09/01/16	Ba1	125	131,250
7.375%	09/01/19	Ba1	75	79,125
BWAY Holding Co.,
Gtd. Notes
10.000%	06/15/18	B3	475	498,750
Crown Americas LLC/Crown Americas Capital Corp. II,
Gtd. Notes
7.625%	05/15/17	Ba3	25	26,438

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Containers & Packaging (cont’d.)
Graphic Packaging International, Inc.,
Gtd. Notes
7.875%	10/01/18	B2	$200	$205,000
9.500%	06/15/17	B2	100	107,000
Greif, Inc.,
Sr. Unsec’d. Notes
7.750%	08/01/19	Ba2	25	26,000
Owens-Brockway Glass Container, Inc.,
Gtd. Notes
7.375%	05/15/16	Ba3	100	104,000
Plastipak Holdings, Inc.,
Sr. Notes, 144A
10.625%	08/15/19	B3	175	182,000
Sealed Air Corp.,
Sr. Unsec’d. Notes
7.875%	06/15/17	B1	25	26,299
Sr. Unsec’d. Notes, 144A
8.125%	09/15/19	B1	250	252,500
Silgan Holdings, Inc.,
Sr. Unsec’d. Notes
7.250%	08/15/16	Ba2	50	51,750
Solo Cup Co./Solo Cup Operating Corp.,
Sr. Sec’d. Notes
10.500%	11/01/13	B2	475	470,250

				2,372,424

Distribution/Wholesale
McJunkin Red Man Corp.,
Sr. Sec’d. Notes
9.500%	12/15/16	B3	500	457,500
Minerva Overseas II Ltd. (Cayman Islands),
Gtd. Notes, 144A
10.875%	11/15/19	B2	485	383,150

				840,650

Diversified Financial Services — 0.2%
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.250%	01/10/14(g)	Baa1	430	432,419
5.250%	10/01/20(g)	Baa1	550	602,436
Sr. Notes, 144A
4.500%	08/16/21(g)	Baa1	595	600,260
General Motors Financial Co., Inc.,
Gtd. Notes, 144A
6.750%	06/01/18	B1	225	220,500
GTP Acquisition Partners I LLC,
Sec’d. Notes, 144A
4.347%	06/15/41(g)	A2	415	421,091
7.628%	06/15/16	Ba3	375	367,500
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
7.125%	09/01/18	Ba3	400	401,500
Sr. Unsec’d. Notes
5.750%	05/15/16	B1	225	199,983
8.250%	12/15/20	B1	1,025	1,004,500
8.875%	09/01/17	B1	275	276,375
Sr. Unsec’d. Notes, MTN
6.625%	11/15/13	B1	500	485,000

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Diversified Financial Services (cont’d.)
Telenet Finance III Luxembourg S.C.A. (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/21	Ba3	EUR	200	$242,494
UPCB Finance Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
7.625%	01/15/20	Ba3	EUR	75	93,447

					5,347,505

Diversified Operations
Amsted Industries, Inc.,
Sr. Notes, 144A
8.125%	03/15/18	B1		$125	129,375
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.300%	05/01/14	Ba2		500	517,500
Odeon UCI Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.000%	08/01/18	B3	GBP	100	137,228

					784,103

Electric — 0.5%
AES Andres Dominicana Ltd./Itabo Dominicana Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
9.500%	11/12/20	B-(d)		200	198,000
Aguila 3 SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.875%	01/31/18	B2		300	273,000
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/15/21	B1		625	596,875
7.875%	07/31/20	B1		100	96,500
Centrais Eletricas do Para SA (Brazil),
Sr. Unsec’d. Notes, 144A
10.500%	06/03/16	B3		350	342,843
EDP Finance BV (Netherlands),
Sr. Unsec’d. Notes, 144A
5.375%	11/02/12	Baa3		1,015	979,564
Electricite de France (France),
Sr. Unsec’d. Notes, 144A
6.950%	01/26/39(g)	Aa3		250	311,264
Enel Finance International NV (Luxembourg),
Gtd. Notes, 144A
5.125%	10/07/19(g)	A2		1,545	1,448,090
FirstEnergy Solutions Corp.,
Gtd. Notes
4.800%	02/15/15	Baa3		1,500	1,590,694
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
7.875%	06/15/17(a)	B3		950	874,000
9.500%	10/15/18(a)	B3		875	822,500
Iberdrola Finance Ireland Ltd. (Ireland),
Gtd. Notes, 144A
3.800%	09/11/14(g)	A3		860	858,375
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes
9.375%	01/28/20	Baa2		400	472,113
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.125%	09/16/15(g)	A1		860	840,499

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Electric (cont’d.)
LG&E and KU Energy LLC,
Sr. Unsec’d. Notes
2.125%	11/15/15	Baa2		$1,220	$1,188,307
Majapahit Holding BV (Netherlands),
Gtd. Notes
7.750%	01/20/20	Ba1		1,320	1,459,920
Massachusetts Electric Co.,
Sr. Unsec’d. Notes, 144A
5.900%	11/15/39(g)	A3		750	923,423
NiSource Finance Corp.,
Gtd. Notes
5.950%	06/15/41	Baa3		540	585,012
6.250%	12/15/40	Baa3		500	565,250
NRG Energy, Inc.,
Gtd. Notes, 144A
7.625%	01/15/18	B1		875	813,750
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
Sr. Sec’d. Notes, 144A
11.500%	10/01/20	B2		725	580,000

					15,819,979

Electronic Components & Equipment
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes
7.750%	07/15/16	Ba1		50	55,125
MEMC Electronic Materials, Inc.,
Gtd. Notes
7.750%	04/01/19	B1		550	470,250
NXP BV/NXP Funding LLC (Netherlands),
Sr. Sec’d. Notes, 144A
9.750%	08/01/18	B2		150	156,750

					682,125

Energy – Alternate Sources
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
7.390%	12/02/24	Ba3		900	1,027,066

Entertainment & Leisure — 0.3%
AMC Entertainment, Inc.,
Gtd. Notes
8.750%	06/01/19	B1		725	712,312
Ameristar Casinos, Inc.,
Gtd. Notes, 144A
7.500%	04/15/21	B3		350	338,625
Cedar Fair LP/Canada’s Wonderland Co/Magnum Management Corp.,
Gtd. Notes
9.125%	08/01/18	B2		175	180,688
Cinemark USA, Inc.,
Gtd. Notes
7.375%	06/15/21	B3		100	94,500
8.625%	06/15/19(a)	B2		1,375	1,416,250
Cirsa Funding Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
8.750%	05/15/18	B3	EUR	150	152,731
Codere Finance Luxembourg SA (Luxembourg),
Sr. Sec’d. Notes, 144A
8.250%	06/15/15	B2	EUR	725	854,758

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Entertainment & Leisure (cont’d.)
Easton-Bell Sports, Inc.,
Sr. Sec’d. Notes
9.750%	12/01/16	B2	$400	$418,000
Isle of Capri Casinos, Inc.,
Gtd. Notes
7.750%	03/15/19	B3	100	91,250
Lions Gate Entertainment, Inc.,
Sec’d. Notes, 144A
10.250%	11/01/16	B1	400	384,000
MGM Resorts International,
Sr. Sec’d. Notes
10.375%	05/15/14	Ba3	100	109,125
11.125%	11/15/17	Ba3	950	1,042,625
NCL Corp. Ltd. (Bermuda),
Sr. Notes, 144A
9.500%	11/15/18	Caa1	100	101,000
Sr. Sec’d. Notes
11.750%	11/15/16	B2	450	506,250
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.875%	04/15/17	B2	100	91,500
Pinnacle Entertainment, Inc.,
Gtd. Notes
8.625%	08/01/17	B1	75	75,562
8.750%	05/15/20	Caa1	450	419,625
Regal Cinemas Corp.,
Gtd. Notes
8.625%	07/15/19	B2	350	356,125
Regal Entertainment Group,
Gtd. Notes
9.125%	08/15/18(a)	B3	425	420,750
Seneca Gaming Corp.,
Gtd. Notes, 144A
8.250%	12/01/18	B1	500	481,250
Speedway Motorsports, Inc.,
Gtd. Notes
8.750%	06/01/16	Ba2	900	938,250
Universal City Development Partners Ltd./UCDP Finance, Inc.,
Gtd. Notes
8.875%	11/15/15	Baa2	85	92,225
10.875%	11/15/16	Baa2	862	1,004,230
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
9.500%	06/15/16	Ba2	100	101,250

				10,382,881

Environmental Control
Darling International, Inc.,
Gtd. Notes
8.500%	12/15/18	Ba3	75	80,812
Republic Services, Inc.,
Gtd. Notes
5.700%	05/15/41	Baa3	1,045	1,183,765

				1,264,577

Farming & Agriculture — 0.1%
Bunge Ltd. Finance Corp.,
Gtd. Notes
4.100%	03/15/16	Baa2	470	482,715

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Farming & Agriculture (cont’d.)
Bunge NA Finance LP,
Gtd. Notes
5.900%	04/01/17	Baa2	$530	$578,966
MHP SA (Luxembourg),
Gtd. Notes
10.250%	04/29/15	B3	960	844,800

				1,906,481

Financial – Bank & Trust — 0.8%
Akbank TAS (Turkey),
Sr. Unsec’d. Notes, 144A
6.500%	03/09/18	Ba1	150	145,500
BAC Capital Trust VI,
Ltd. Gtd. Notes
5.625%	03/08/35	Baa3	695	497,664
Banco de Galicia y Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
8.750%	05/04/18	B2	700	644,000
Bank of America Corp.,
Sr. Unsec’d. Notes
6.500%	08/01/16	Baa1	1,730	1,717,970
Sr. Unsec’d. Notes, MTN
5.650%	05/01/18(a)	Baa1	995	944,785
Sub. Notes
5.750%	08/15/16	Baa2	165	152,716
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
5.125%	01/08/20(a)	Aa3	810	793,769
5.200%	07/10/14	Aa3	435	444,865
6.750%	05/22/19	Aa3	255	275,489
BB&T Capital Trust II,
Ltd. Gtd. Notes
6.750%	06/07/36	Baa1	170	168,547
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.125%	07/15/14(a)	Baa1	585	579,170
7.375%	05/23/14	Baa1	225	251,323
Cosan Finance Ltd. (Cayman Islands),
Gtd. Notes
7.000%	02/01/17	Ba2	100	101,500
Fifth Third Bancorp,
Sr. Unsec’d. Notes
3.625%	01/25/16	Baa1	1,135	1,153,853
Sub. Notes
8.250%	03/01/38	Baa2	215	257,206
GTB Finance B.V. (Netherlands),
Gtd. Notes, 144A
7.500%	05/19/16	B+(d)	400	384,000
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
5.100%	04/05/21	Aa2	2,390	2,461,102
ICICI Bank Ltd. (India),
Jr. Sub. Notes
6.375%(c)	04/30/22	Ba1	450	373,500
ING Bank NV (Netherlands),
Sub. Notes, 144A
5.125%	05/01/15(g)	A1	250	251,911

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Financial – Bank & Trust (cont’d.)
KeyCorp,
Sr. Unsec’d. Notes, MTN
3.750%	08/13/15	Baa1	$895	$921,991
5.100%	03/24/21	Baa1	405	408,688
Kinder Morgan Finance Co. ULC (Canada),
Gtd. Notes
5.700%	01/05/16	Ba1	315	315,788
Nordea Bank AB (Sweden),
Sub. Notes, 144A
4.875%	05/13/21(g)	Aa3	1,095	935,678
PNC Funding Corp.,
Bank Gtd. Notes
3.625%	02/08/15	A3	780	818,229
4.375%	08/11/20	A3	1,100	1,140,577
Promsvyazbank OJSC Via PSB Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.200%	04/25/14	Ba2	800	735,963
Provident Funding Associates LP/PFG Finance Corp.,
Sr. Notes, 144A
10.125%	02/15/19	B2	200	173,000
Sr. Sec’d. Notes, 144A
10.250%	04/15/17	Ba3	175	170,625
Regions Financial Corp.,
Sr. Unsec’d. Notes
5.750%	06/15/15	Ba3	260	249,600
Royal Bank of Scotland PLC (The) (United Kingdom),
Gtd. Notes
3.400%	08/23/13(a)	Aa3	1,735	1,727,002
Standard Bank PLC (United Kingdom),
Sub. Notes, MTN
8.125%	12/02/19	Baa3	760	792,710
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.850%	04/27/15(g)	A2	650	665,855
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/16	Baa1	800	811,087
Synovus Financial Corp.,
Sub. Notes
5.125%	06/15/17	B3	225	190,125
Turkiye Garanti Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	04/20/21	Ba1	800	744,000
U.S. Bancorp,
Jr. Sub. Notes
3.442%	02/01/16	A2	1,130	1,146,952
UBS AG (Switzerland),
Notes
4.875%	08/04/20(a)	Aa3	290	279,239
VTB Bank Via VTB Capital SA (Luxembourg),
Sr. Unsec’d. Notes
6.875%	05/29/18	Baa1	400	404,000
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.600%	04/01/21	A2	2,380	2,543,996

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Financial – Bank & Trust (cont’d.)
Zions Bancorporation,
Sr. Unsec’d. Notes
7.750%	09/23/14	BBB-(d)		$175	$184,489

					26,958,464

Financial Services — 1.7%
AK Transneft OJSC Via TransCapitalInvest Ltd. (Ireland),
Gtd. Notes
8.700%	08/07/18	Baa1		500	578,750
Alfa Bank OJSC Via Alfa Bond Issuance PLC (Ireland),
Sr. Sec’d. Notes, 144A
7.875%	09/25/17	Ba1		400	360,000
Ally Financial, Inc.,
Gtd. Notes
7.500%	09/15/20	B1		450	407,250
8.000%	11/01/31	B1		425	372,938
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
7.300%	06/28/19	A3		730	895,968
Bank of America Corp.,
Sr. Unsec’d. Notes
3.750%	07/12/16	Baa1		2,810	2,556,569
Banque PSA Finance (France),
Sr. Unsec’d. Notes, 144A
4.375%	04/04/16(g)	Baa1		1,620	1,551,484
Bumble Bee Acquisition Corp.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17	B2		500	470,000
CEDC Finance Corp. International, Inc.,
Sr. Sec’d. Notes, 144A
9.125%	12/01/16	B1		270	194,400
Cemex Finance LLC,
Sr. Sec’d. Notes, 144A
9.500%	12/14/16	B-(d)		850	620,153
Citigroup, Inc.,
Sr. Unsec’d. Notes
5.375%	08/09/20(a)	A3		285	295,265
5.500%	10/15/14	A3		2,475	2,571,401
6.125%	05/15/18	A3		905	970,707
6.500%	08/19/13	A3		500	526,148
Unsec’d. Notes
8.500%	05/22/19	A3		400	483,128
Conti-Gummi Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
8.500%	07/15/15	Ba3	EUR	125	171,655
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
6.113%	01/15/40(g)	A2		1,679	1,887,194
Discover Financial Services,
Sr. Unsec’d. Notes
10.250%	07/15/19	Ba1		400	484,157
DTEK Finance BV (Netherlands),
Gtd. Notes
9.500%	04/28/15	B2		685	616,500
E*Trade Financial Corp.,
Sr. Unsec’d. Notes
7.875%	12/01/15	B2		25	24,250
Sr. Unsec’d. Notes, PIK
12.500%	11/30/17	B-(d)		2,876	3,242,690

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d.)
EC Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.750%	08/01/17	B2	EUR	200	$191,584
Fibria Overseas Finance Ltd. (Cayman Islands),
Gtd. Notes, 144A
7.500%	05/04/20	Ba1		$540	507,600
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.750%	02/01/21(a)	Ba2		1,350	1,335,824
12.000%	05/15/15	Ba2		350	420,000
General Electric Capital Corp.,
Sr. Unsec’d. Notes
2.100%	01/07/14(a)	Aa2		4,520	4,546,993
Sub. Notes
5.300%	02/11/21(a)	Aa3		2,085	2,162,981
Goldman Sachs Capital I,
Gtd. Notes
6.345%	02/15/34	A3		183	165,717
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.625%	02/07/16(a)	A1		1,630	1,586,927
3.700%	08/01/15	A1		3,305	3,235,866
7.500%	02/15/19(a)	A1		310	345,935
HBOS PLC (United Kingdom),
Sub. Notes, 144A
6.000%	11/01/33(g)	Baa3		170	109,875
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
5.875%	06/08/14	Baa2		636	667,278
8.500%	07/15/19(a)	Baa2		305	339,215
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.400%	06/24/15	Aa3		915	929,441
4.650%	06/01/14(a)	Aa3		1,425	1,508,555
6.000%	01/15/18	Aa3		1,440	1,603,630
JPMorgan Chase Capital XXII,
Ltd. Gtd. Notes
6.450%	01/15/87	A2		365	363,608
Morgan Stanley,
Sr. Unsec’d. Notes
3.450%	11/02/15	A2		825	759,783
4.000%	07/24/15	A2		2,035	1,918,203
7.300%	05/13/19	A2		1,600	1,648,840
Sr. Unsec’d. Notes, MTN
6.000%	04/28/15	A2		625	622,048
MU Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	02/01/17	NR		300	313,500
Nuveen Investments, Inc.,
Gtd. Notes
10.500%	11/15/15(a)	Caa2		1,675	1,545,188
Gtd. Notes, 144A
10.500%	11/15/15	Caa3		25	22,812
Sr. Unsec’d. Notes
5.500%	09/15/15	Caa2		275	224,125
Pinafore LLC/Pinafore, Inc.,
Sec’d. Notes, 144A
9.000%	10/01/18	B1		649	665,225

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d.)
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes
8.250%	09/01/17	B3	$600	$585,000
9.250%	04/01/15	B3	400	397,000
10.625%	04/01/17	Caa1	50	50,125
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
4.250%	04/15/16	Baa2	310	313,203
RCI Banque SA (France),
Sr. Unsec’d. Notes, 144A
4.600%	04/12/16(g)	Baa2	1,210	1,188,324
Reliance Intermediate Holdings LP (Canada),
Sr. Unsec’d. Notes, 144A
9.500%	12/15/19	Ba2	125	131,250
ROC Finance LLC/ROC Finance 1 Corp.,
Sec’d. Notes, 144A
12.125%	09/01/18	Caa1	300	303,000
RSHB Capital SA for OJSC Russian Agricultural Bank (Luxembourg),
Unsec’d. Notes
6.299%	05/15/17	Baa1	1,150	1,132,750
SLM Corp.,
Sr. Notes, MTN
6.250%	01/25/16	Ba1	665	652,720
Sr. Unsec’d. Notes, MTN
5.050%	11/14/14	Ba1	125	120,615
5.125%	08/27/12	Ba1	420	419,808
5.375%	05/15/14	Ba1	575	565,877
8.450%	06/15/18	Ba1	825	858,139
Societe Generale (France),
Sr. Unsec’d. Notes, 144A
3.500%	01/15/16(a)(g)	Aa3	605	549,742
Springleaf Finance Corp.,
Sr. Unsec’d. Notes, MTN
6.900%	12/15/17	B3	1,375	990,000
Svensk Exportkredit AB (Sweden),
Sr. Unsec’d. Notes
5.125%	03/01/17	Aa1	345	399,053
Teco Finance, Inc.,
Gtd. Notes
5.150%	03/15/20	Baa3	670	735,917
TNK-BP Finance SA (Luxembourg),
Gtd. Notes
7.875%	03/13/18	Baa2	200	208,000
Gtd. Notes, 144A
7.250%	02/02/20	Baa2	359	359,898
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
8.125%	12/01/17	B1	475	475,000
Vnesheconombank Via VEB Finance Ltd. (Ireland),
Sr. Unsec’d. Notes, 144A
6.902%	07/09/20	BBB(d)	800	784,000
Wind Acquisition Holdings Finance SA (Luxembourg),
Sr. Sec’d. Notes, PIK, 144A
12.250%	07/15/17	B3	208	162,000
Yasar Holdings SA Via Willow No 2 (Luxembourg),
Sec’d. Notes
9.625%	10/07/15	B2	350	346,500

				58,749,281

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Food — 0.1%
Avangardco Investments Public Ltd. (Cyprus),
Sr. Unsec’d. Notes
10.000%	10/29/15	NR		$400	$312,000
BFF International Ltd. (Brazil),
Gtd. Notes, 144A
7.250%	01/28/20	Ba1		360	375,300
Blue Merger Sub, Inc.,
Gtd. Notes, 144A
7.625%	02/15/19	B3		825	697,125
Campofrio Food Group SA (Spain),
Gtd. Notes, 144A
8.250%	10/31/16	Ba3	EUR	50	61,963
Delhaize Group SA (Belgium),
Gtd. Notes
6.500%	06/15/17	Baa3		780	911,742
JBS USA LLC/JBS USA Finance, Inc.,
Gtd. Notes
11.625%	05/01/14	B1		50	53,500
Sr. Unsec’d. Notes, 144A
7.250%	06/01/21	B1		575	474,375
Land O’lakes Capital Trust I,
Ltd. Gtd. Notes, 144A
7.450%	03/15/28	Ba2		250	236,250
Michael Foods, Inc.,
Gtd. Notes
9.750%	07/15/18	Caa1		300	309,750
R&R Ice Cream PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	11/15/17	B2	EUR	100	112,539
Sigma Alimentos SA de CV (Mexico),
Sr. Unsec’d. Notes, 144A
5.625%	04/14/18	BBB-(d)		600	585,000
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes
7.750%	07/01/17	B2		75	77,062
TreeHouse Foods, Inc.,
Gtd. Notes
7.750%	03/01/18	Ba2		125	129,375
US Foodservice,
Sr. Unsec’d. Notes, 144A
8.500%	06/30/19	Caa2		325	293,312

					4,629,293

Healthcare Products
Accellent, Inc.,
Gtd. Notes
10.000%	11/01/17	Caa2		525	447,562
Sr. Sec’d. Notes
8.375%	02/01/17	B1		75	71,438
Ontex IV SA (Belgium),
Sr. Sec’d. Notes, 144A
7.500%	04/15/18	Ba3	EUR	350	407,980

					926,980

Healthcare Services — 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.,
Gtd. Notes
7.750%	02/15/19	B1		150	141,375

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Healthcare Services (cont’d.)
Bausch & Lomb, Inc.,
Sr. Unsec’d. Notes
9.875%	11/01/15	Caa1	$725	$726,812
Capella Healthcare, Inc.,
Gtd. Notes, 144A
9.250%	07/01/17	B3	575	546,250
CHS/Community Health Systems, Inc.,
Gtd. Notes
8.875%	07/15/15(a)	B3	525	515,812
Fresenius Medical Care US Finance, Inc.,
Gtd. Notes
6.875%	07/15/17	Ba2	25	25,750
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22(a)	B3	1,075	991,688
Health Management Associates, Inc.,
Sr. Sec’d. Notes
6.125%	04/15/16	BB-(d)	325	319,312
IASIS Healthcare LLC/IASIS Capital Corp.,
Sr. Notes, 144A
8.375%	05/15/19	Caa1	775	627,750
Kindred Healthcare, Inc.,
Gtd. Notes, 144A
8.250%	06/01/19	B3	625	477,344
LifePoint Hospitals, Inc.,
Gtd. Notes
6.625%	10/01/20	Ba1	575	566,375
Medco Health Solutions, Inc.,
Sr. Unsec’d. Notes
2.750%	09/15/15	Baa3	285	286,612
Multiplan, Inc.,
Gtd. Notes, 144A
9.875%	09/01/18	Caa1	325	321,750
Radiation Therapy Services, Inc.,
Gtd. Notes
9.875%	04/15/17	B3	175	149,188
Select Medical Corp.,
Gtd. Notes
7.625%	02/01/15	Caa1	225	194,906
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
8.875%	07/01/19(a)	B1	50	52,875
Sr. Unsec’d. Notes
8.000%	08/01/20	Caa1	775	703,312
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.875%	10/15/20	A3	305	322,059
4.700%	02/15/21(a)	A3	465	513,180
Universal Health Services, Inc.,
Gtd. Notes
7.000%	10/01/18	B1	400	390,500
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
Gtd. Notes
7.750%	02/01/19	B3	325	289,656
8.000%	02/01/18(a)	B3	450	412,875
Vanguard Health Systems, Inc.,
Sr. Unsec’d. Notes
10.450%(s)	02/01/16	Caa1	15	9,750

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Healthcare Services (cont’d.)
WellPoint, Inc.,
Sr. Unsec’d. Notes
4.350%	08/15/20	Baa1		$825	$872,969
6.000%	02/15/14	Baa1		660	729,378

					10,187,478

Holding Companies – Diversified — 0.1%
Metalloinvest Finance Ltd. (Ireland),
Gtd. Notes, 144A
6.500%	07/21/16	Ba3		800	680,000
Polish Television Holding BV (Netherlands),
Sr. Sec’d. Notes, 144A
11.250%	05/15/17	B-(d)	EUR	100	139,332
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes, 144A
9.000%	04/15/19	Caa1		500	425,000
Sr. Sec’d. Notes, 144A
7.125%	04/15/19	Ba3		675	627,750
7.875%	08/15/19	Ba3		100	96,500
Susser Holdings LLC/Susser Finance Corp.,
Gtd. Notes
8.500%	05/15/16	B2		575	598,719
Votorantim Cimentos SA (Brazil),
Gtd. Notes, 144A
7.250%	04/05/41	Baa3		400	374,000

					2,941,301

Home Builders
Beazer Homes USA, Inc.,
Gtd. Notes
9.125%	06/15/18	Caa3		300	184,500
9.125%	05/15/19	Caa3		400	254,000
Standard Pacific Corp.,
Gtd. Notes
10.750%	09/15/16	B3		50	49,000
Sec’d. Notes
8.375%	05/15/18(a)	B3		150	127,500

					615,000

Hotels & Motels — 0.1%
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes
11.250%	06/01/17(a)	B3		1,000	1,008,750
Gaylord Entertainment Co.,
Gtd. Notes
6.750%	11/15/14	Caa2		75	73,500
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.875%	08/15/16	Baa2		1,095	1,091,445
MCE Finance Ltd. (Cayman Islands),
Sr. Sec’d. Notes
10.250%	05/15/18	B1		325	344,500
MGM Resorts International,
Gtd. Notes, 144A
10.000%	11/01/16	Caa1		250	236,875
Sr. Sec’d. Notes
9.000%	03/15/20	Ba3		125	129,844
13.000%	11/15/13	Ba3		125	142,500
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Hotels & Motels (cont’d.)
11.375%	03/01/18	Caa1	$100	$100,000
Sheraton Holding Corp.,
Gtd. Notes
7.375%	11/15/15	Ba1	125	134,688
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes
7.150%	12/01/19	Ba1	100	107,500
7.875%	10/15/14	Ba1	100	108,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
First Mortgage
7.875%	11/01/17	Ba2	325	340,438

				3,818,040

Independent Power Producers
Listrindo Capital BV (Netherlands),
Gtd. Notes
9.250%	01/29/15	Ba2	280	274,814

Insurance — 0.5%
ACE INA Holdings, Inc.,
Gtd. Notes
5.700%	02/15/17	A3	165	184,666
Aflac, Inc.,
Sr. Unsec’d. Notes
8.500%	05/15/19	A3	685	833,814
Allstate Corp. (The),
Sr. Unsec’d. Notes
7.450%	05/16/19	A3	475	580,645
American International Group, Inc.,
Jr. Sub. Notes
6.250%	03/15/37	Baa2	400	277,000
Sr. Unsec’d. Notes
4.250%	09/15/14	Baa1	450	437,641
Sr. Unsec’d. Notes, MTN
5.450%	05/18/17	Baa1	205	196,303
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/21	Aa2	1,200	1,259,264
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/20	Baa3	2,170	2,229,671
HUB International Holdings, Inc.,
Sr. Sub. Notes, 144A
10.250%	06/15/15	Caa1	2,125	1,965,625
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.850%	06/24/21	Baa2	550	530,212
MetLife, Inc.,
Sr. Unsec’d. Notes
4.750%	02/08/21	A3	835	868,961
PartnerRe Finance B LLC,
Gtd. Notes
5.500%	06/01/20	A2	855	889,063
Principal Financial Group, Inc.,
Gtd. Notes
6.050%	10/15/36	A3	120	127,220
7.875%	05/15/14	A3	315	357,802
8.875%	05/15/19	A3	620	789,543

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Insurance (cont’d.)
Principal Life Global Funding I,
Sr. Sec’d. Notes, 144A
5.125%	10/15/13(g)	Aa3	$185	$197,178
Provident Cos., Inc.,
Sr. Unsec’d. Notes
7.000%	07/15/18	Baa3	730	822,903
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
5.625%	03/15/17	Baa1	870	953,766
6.450%	11/15/19	Baa1	275	312,129
Sun Life Financial Global Funding LP,
Gtd. Notes, 144A
0.496%(c)	10/06/13(g)	A1	190	188,683
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
5.900%	06/02/19	A2	500	582,607
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20	Baa3	240	264,373
UnumProvident Finance Co. PLC (United Kingdom),
Gtd. Notes, 144A
6.850%	11/15/15(g)	Baa3	490	549,372

				15,398,441

Internet Services — 0.1%
Earthlink, Inc.,
Gtd. Notes
8.875%	05/15/19	B2	225	197,438
Equinix, Inc.,
Sr. Unsec’d. Notes
7.000%	07/15/21	Ba2	350	348,688
8.125%	03/01/18	Ba2	400	421,000
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes, 144A
11.875%	02/01/19	Caa3	325	308,750
UPC Holding BV (Netherlands),
Sr. Sec’d. Notes, 144A
9.875%	04/15/18	B2	400	400,000

				1,675,876

Investment Companies
Offshore Group Investments Ltd. (Cayman Islands),
Sr. Sec’d. Notes
11.500%	08/01/15	B3	250	257,500
Sr. Sec’d. Notes, 144A
11.500%	08/01/15	B3	100	103,000

				360,500

Machinery – Construction & Mining
Terex Corp.,
Gtd. Notes
10.875%	06/01/16	B2	25	26,500
Sr. Sub. Notes
8.000%	11/15/17(a)	Caa1	550	486,750

				513,250

Machinery & Equipment — 0.1%
Altra Holdings, Inc.,
Sec’d. Notes
8.125%	12/01/16	B1	100	102,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Machinery & Equipment (cont’d.)
Case New Holland, Inc.,
Gtd. Notes
7.750%	09/01/13	Ba2		$500	$521,250
7.875%	12/01/17	Ba2		600	639,000
Columbus Mckinnon Corp.,
Gtd. Notes
7.875%	02/01/19	B1		125	121,250
Manitowoc Co., Inc. (The),
Gtd. Notes
8.500%	11/01/20	B3		125	113,125
Roper Industries, Inc.,
Sr. Unsec’d. Notes
6.250%	09/01/19	Baa2		505	597,182

					2,093,807

Manufacturing
Koppers, Inc.,
Gtd. Notes
7.875%	12/01/19	B1		150	155,625
RBS Global, Inc./Rexnord LLC,
Gtd. Notes
8.500%	05/01/18(a)	Caa1		825	789,938
Reddy Ice Holdings, Inc.,
Sr. Disc. Notes
10.500%	11/01/12	Caa2		75	75,000
SPX Corp.,
Gtd. Notes
6.875%	09/01/17	Ba1		225	230,625

					1,251,188

Media — 0.5%
Bresnan Broadband Holdings LLC,
Gtd. Notes, 144A
8.000%	12/15/18	B3		275	277,062
British Sky Broadcasting Group PLC (United Kingdom),
Gtd. Notes, 144A
6.100%	02/15/18(g)	Baa1		480	531,040
9.500%	11/15/18(g)	Baa1		245	314,890
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/18(a)	B1		275	277,750
8.000%	04/15/20	B1		125	127,188
CCH II LLC/CCH II Capital Corp.,
Gtd. Notes
13.500%	11/30/16	B2		125	142,500
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
7.250%	10/30/17	B1		425	425,000
7.875%	04/30/18	B1		825	839,438
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.625%	11/15/17	B3		1,000	990,000
Cyfrowy Polsat Finance AB (Sweden),
Sr. Sec’d. Notes, 144A
7.125%	05/20/18	Ba3	EUR	100	120,577
DISH DBS Corp.,
Gtd. Notes
7.125%	02/01/16	Ba3		150	151,875

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
Grupo Televisa SA (Mexico),
Sr. Unsec’d. Notes
6.625%	01/15/40	Baa1		$655	$691,025
LIN Television Corp.,
Gtd. Notes
8.375%	04/15/18	Ba3		800	808,000
McClatchy Co. (The),
Sr. Sec’d. Notes
11.500%	02/15/17	B1		325	281,938
Mediacom Broadband LLC/Mediacom Broadband Corp.,
Sr. Unsec’d. Notes
8.500%	10/15/15	B3		150	149,250
MPL 2 Acquisition Canco, Inc. (Canada),
Sr. Sec’d. Notes, 144A
9.875%	08/15/18	B3		250	232,500
Nara Cable Funding Ltd. (Ireland),
Sr. Sec’d. Notes, 144A
8.875%	12/01/18	B2	EUR	200	217,039
NBCUniversal Media LLC,
Sr. Unsec’d. Notes
5.150%	04/30/20	Baa2		1,700	1,864,188
NET Servicos de Comunicacao SA (Brazil),
Gtd. Notes
7.500%	01/27/20	Ba1		540	599,400
News America, Inc.,
Gtd. Notes
4.500%	02/15/21	Baa1		2,000	2,009,316
6.150%	03/01/37	Baa1		354	378,196
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
7.750%	10/15/18	B2		75	76,500
11.500%	05/01/16	B2		49	55,615
11.625%	02/01/14	B2		130	147,550
Reader’s Digest Association, Inc. (The),
Sr. Sec’d. Notes
9.500%(c)	02/15/17	B3		350	259,000
Sinclair Television Group, Inc.,
Sec’d. Notes, 144A
9.250%	11/01/17	Ba3		325	341,250
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
8.750%	04/01/15(a)	B2		1,425	1,542,562
Sr. Sec’d. Notes, 144A
9.750%	09/01/15	Ba2		25	26,750
TCM Sub LLC,
Gtd. Notes, 144A
3.550%	01/15/15(g)	Baa1		875	930,759
Time Warner Cable, Inc.,
Gtd. Notes
5.500%	09/01/41	Baa2		1,050	1,037,827
Videotron Ltee (Canada),
Gtd. Notes
9.125%	04/15/18	Ba1		75	81,750
Sr. Notes, 144A
6.875%	07/15/21	Ba1	CAD	475	448,691
XM Satellite Radio, Inc.,
Gtd. Notes, 144A
7.625%	11/01/18	B2		675	681,750

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
13.000%	08/01/14	B2	$100	$112,000

				17,170,176

Medical Supplies & Equipment — 0.1%
Biomet, Inc.,
Gtd. Notes
11.625%	10/15/17	Caa1	1,800	1,867,500
Gtd. Notes, PIK
10.375%	10/15/17	B3	450	461,250
DaVita, Inc.,
Gtd. Notes
6.375%	11/01/18	B2	225	216,000
Life Technologies Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/16	Ba1	330	335,929
4.400%	03/01/15	Ba1	405	424,582

				3,305,261

Metals & Mining — 0.6%
Adaro Indonesia PT (Indonesia),
Gtd. Notes
7.625%	10/22/19	Ba1	300	294,000
AK Steel Corp.,
Gtd. Notes
7.625%	05/15/20(a)	Ba3	450	394,312
Algoma Acquisition Corp. (Canada),
Sr. Unsec’d. Notes, 144A
9.875%	06/15/15	Caa2	175	139,125
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.950%	01/15/21	Baa3	1,260	1,326,088
ALROSA Finance SA (Luxembourg),
Gtd. Notes, 144A
7.750%	11/03/20	Ba3	500	471,250
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
3.750%	08/05/15	Baa3	590	550,884
5.375%	06/01/13	Baa3	770	785,713
Arch Coal, Inc.,
Gtd. Notes
8.750%	08/01/16	B1	175	185,500
Cliffs Natural Resources, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/21(a)	Baa3	1,140	1,101,916
Codelco, Inc. (Chile),
Sr. Unsec’d. Notes, 144A
7.500%	01/15/19(g)	A1	115	144,514
CONSOL Energy, Inc.,
Gtd. Notes
8.000%	04/01/17(a)	B1	775	809,875
8.250%	04/01/20	B1	1,250	1,315,625
Drummond Co., Inc.,
Sr. Unsec’d. Notes
7.375%	02/15/16	B1	270	273,375
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
7.000%	11/01/15(a)	B1	1,750	1,627,500

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Metals & Mining (cont’d.)
Foresight Energy LLC/Foresight Energy Corp.,
Gtd. Notes, 144A
9.625%	08/15/17	Caa1		$350	$353,500
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
8.375%	04/01/17	Baa3		450	482,625
JMC Steel Group,
Sr. Notes, 144A
8.250%	03/15/18	B3		325	305,500
Mirabela Nickel Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
8.750%	04/15/18	B2		450	364,500
New World Resources NV (Netherlands),
Sr. Sec’d. Notes, 144A
7.875%	05/01/18	Ba3	EUR	200	230,436
Novelis, Inc. (Canada),
Gtd. Notes
8.750%	12/15/20	B2		425	416,500
Patriot Coal Corp.,
Gtd. Notes
8.250%	04/30/18	B3		350	311,500
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.,
Gtd. Notes
8.250%	04/15/18	B2		125	118,750
Ryerson Holding Corp.,
Sr. Sec’d. Notes
26.090%(s)	02/01/15	Caa3		1,650	730,125
Ryerson, Inc.,
Sr. Sec’d. Notes
12.000%	11/01/15	Caa1		450	450,000
Severstal Columbus LLC,
Sr. Sec’d. Notes
10.250%	02/15/18	B3		200	204,000
Southern Copper Corp.,
Sr. Unsec’d. Notes
7.500%	07/27/35	Baa2		320	346,192
Steel Dynamics, Inc.,
Gtd. Notes
7.375%	11/01/12	Ba2		125	127,812
7.625%	03/15/20(a)	Ba2		150	149,812
7.750%	04/15/16	Ba2		575	566,375
Teck Resources Ltd. (Canada),
Sr. Sec’d. Notes
9.750%	05/15/14	Baa2		28	33,187
10.250%	05/15/16	Baa2		379	445,552
10.750%	05/15/19	Baa2		50	62,125
Thompson Creek Metals Co., Inc. (Canada),
Gtd. Notes, 144A
7.375%	06/01/18	B3		225	202,500
Tube City IMS Corp.,
Gtd. Notes
9.750%	02/01/15	Caa1		75	71,625
United States Steel Corp.,
Sr. Unsec’d. Notes
6.050%	06/01/17(a)	Ba2		650	591,500
Vale Overseas Ltd. (Cayman Islands),
Gtd. Notes
6.250%	01/23/17	Baa2		595	644,980

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Metals & Mining (cont’d.)
Valmont Industries, Inc.,
Gtd. Notes
6.625%	04/20/20	Baa3	$1,045	$1,214,858
Vedanta Resources PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
8.250%	06/07/21	Ba2	400	308,000
9.500%	07/18/18	Ba2	505	439,350
Vulcan Materials Co.,
Sr. Unsec’d. Notes
7.500%	06/15/21(a)	Ba2	425	396,488

				18,987,469

Office Equipment — 0.1%
ACCO Brands Corp.,
Sr. Sec’d. Notes
10.625%	03/15/15	B1	50	53,750
CDW LLC/CDW Finance Corp.,
Gtd. Notes
11.000%	10/12/15	Caa1	300	299,250
12.535%	10/12/17	CCC+(d)	1,400	1,337,000
Gtd. Notes, 144A
8.500%	04/01/19	Caa1	475	418,000
Sr. Sec’d. Notes, 144A
8.000%	12/15/18(a)	B2	875	857,500
Xerox Corp.,
Sr. Unsec’d. Notes
6.750%	02/01/17	Baa2	400	459,088
8.250%	05/15/14	Baa2	375	426,932

				3,851,520

Oil & Gas — 1.7%
Afren PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.500%	02/01/16	B-(d)	400	376,000
Alta Mesa Holdings/Alta Mesa Finance Services Corp.,
Gtd. Notes
9.625%	10/15/18	B3	600	546,000
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.375%	09/15/17	Ba1	290	325,329
Antero Resources Finance Corp.,
Gtd. Notes
9.375%	12/01/17	B3	750	780,000
Sr. Notes, 144A
7.250%	08/01/19	B3	350	332,500
Apache Corp.,
Sr. Unsec’d. Notes
5.100%	09/01/40	A3	1,165	1,299,667
Berry Petroleum Co.,
Sr. Sub. Notes
8.250%	11/01/16	B3	250	255,000
Sr. Unsec’d. Notes
6.750%	11/01/20	B2	300	286,500
10.250%	06/01/14	B2	125	140,000
BG Energy Capital PLC (United Kingdom),
Gtd. Notes, 144A
2.500%	12/09/15(a)(g)	A2	1,135	1,157,712

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
Bill Barrett Corp.,
Gtd. Notes
9.875%	07/15/16	B1	$125	$136,250
Boardwalk Pipelines LP,
Gtd. Notes
5.750%	09/15/19	Baa2	520	580,350
Sr. Unsec’d. Notes
5.500%	02/01/17	Baa2	230	251,005
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.125%	10/01/15	A2	765	790,459
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
Gtd. Notes, 144A
9.375%	05/01/19	B3	275	255,750
Sr. Unsec’d. Notes, 144A
9.375%	05/01/19	B3	175	161,000
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38	Baa1	915	1,089,820
Chesapeake Energy Corp.,
Gtd. Notes
6.625%	08/15/20	Ba3	650	669,500
Cie Generale de Geophysique - Vertias (France),
Gtd. Notes
9.500%	05/15/16	Ba3	100	102,500
Gtd. Notes, 144A
6.500%	06/01/21	Ba3	600	540,000
Clayton Williams Energy, Inc.,
Gtd. Notes, 144A
7.750%	04/01/19	Caa1	250	215,000
Concho Resources, Inc.,
Gtd. Notes
7.000%	01/15/21	B3	150	149,250
8.625%	10/01/17	B3	630	667,800
Connacher Oil and Gas Ltd. (Canada),
Sec’d. Notes, 144A
8.500%	08/01/19	Caa2	825	635,250
Continental Resources Inc.,
Gtd. Notes
7.125%	04/01/21	B1	150	151,500
Denbury Resources, Inc.,
Gtd. Notes
8.250%	02/15/20	B1	399	418,950
9.750%	03/01/16	B1	75	81,000
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
5.150%	09/01/14	Baa1	125	135,559
5.700%	10/15/39	Baa1	595	662,243
ENN Energy Holdings Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A
6.000%	05/13/21	Baa3	700	676,775
Ensco PLC (United Kingdom),
Sr. Unsec’d. Notes
3.250%	03/15/16	Baa1	1,595	1,619,569
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.500%	02/01/16(a)	A3	1,145	1,168,672
5.875%	09/15/17	A3	380	448,175

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
Exco Resources, Inc.,
Gtd. Notes
7.500%	09/15/18	B3	$875	$770,000
Exterran Holdings, Inc.,
Gtd. Notes, 144A
7.250%	12/01/18	Ba3	625	600,000
Forest Oil Corp.,
Gtd. Notes
7.250%	06/15/19	B1	810	797,850
Gaz Capital SA (Luxembourg),
Sr. Unsec’d. Notes
7.288%	08/16/37	Baa1	500	487,500
Goodrich Petroleum Corp.,
Gtd. Notes, 144A
8.875%	03/15/19	Caa1	375	361,875
Helix Energy Solutions Group, Inc.,
Gtd. Notes, 144A
9.500%	01/15/16	B3	300	304,500
Hess Corp.,
Sr. Unsec’d. Notes
6.000%	01/15/40	Baa2	1,105	1,260,211
8.125%	02/15/19	Baa2	100	128,891
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Notes, 144A
8.000%	02/15/20	B2	175	178,062
KazMunayGas National Co. (Kazakhstan),
Notes
7.000%	05/05/20	Baa3	1,675	1,675,000
Sr. Unsec’d. Notes, 144A
6.375%	04/09/21	Baa3	200	195,000
Kinder Morgan, Inc.,
Sr. Unsec’d. Notes
6.500%	09/01/12	Ba1	75	77,250
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
8.625%	04/15/20	B2	400	412,000
Lukoil International Finance BV (Netherlands),
Gtd. Notes
7.250%	11/05/19	Baa2	180	183,393
Marathon Oil Corp.,
Sr. Unsec’d. Notes
5.900%	03/15/18	Baa2	255	297,093
6.000%	10/01/17	Baa2	260	297,137
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.500%	03/15/21	B3	550	526,625
Motiva Enterprises LLC,
Sr. Unsec’d. Notes, 144A
6.850%	01/15/40(g)	A2	400	505,592
NAK Naftogaz Ukraine (Ukraine),
Gov’t. Gtd. Notes
9.500%	09/30/14	NR	460	439,300
National Gas Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
6.050%	01/15/36(g)	Baa1	100	93,000
Newfield Exploration Co.,
Sr. Sub. Notes
6.875%	02/01/20	Ba2	225	231,750

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
Noble Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	03/01/41	Baa2	$860	$960,217
Novatek Finance Ltd. (Ireland),
Notes, 144A
6.604%	02/03/21	Baa3	500	481,875
NuStar Logistics LP,
Gtd. Notes
4.800%	09/01/20	Baa3	880	923,664
Oasis Petroleum, Inc.,
Sr. Unsec’d. Notes, 144A
7.250%	02/01/19	Caa1	25	24,250
OGX Petroleo e Gas Participacoes SA (Brazil),
Gtd. Notes, 144A
8.500%	06/01/18	B1	775	693,625
Pemex Project Funding Master Trust,
Gtd. Notes
5.750%	03/01/18	Baa1	1,470	1,591,275
6.625%	06/15/35	Baa1	575	616,688
Penn Virginia Corp.,
Gtd. Notes
7.250%	04/15/19	B2	375	346,875
10.375%	06/15/16	B2	225	235,688
Petrobras International Finance Co. (Cayman Islands),
Gtd. Notes
5.375%	01/27/21	A3	250	252,750
5.750%	01/20/20(a)	A3	585	607,230
5.875%	03/01/18	A3	290	301,997
7.875%	03/15/19	A3	105	121,800
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.250%	04/12/17	B+(d)	1,317	740,869
Gtd. Notes, 144A
8.500%	11/02/17	B+(d)	1,200	789,000
Sr. Unsec’d. Notes
5.000%	10/28/15	NR	2,701	1,613,687
5.125%	10/28/16	NR	269	153,404
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	01/21/21	Baa1	850	892,500
Gtd. Notes, 144A
6.500%	06/02/41	Baa1	2,390	2,473,650
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
9.750%	08/14/19	Baa3	340	402,050
Petroplus Finance Ltd. (Bermuda),
Sr. Sec’d. Notes, 144A
9.375%	09/15/19(a)	B2	600	513,000
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
7.500%	01/15/20(a)	Ba1	150	168,370
Plains All American Pipeline LP/PAA Finance Corp.,
Gtd. Notes
5.750%	01/15/20	Baa3	850	927,104
Plains Exploration & Production Co.,
Gtd. Notes
10.000%	03/01/16	B1	150	162,750

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
Precision Drilling Corp. (Canada),
Gtd. Notes
6.625%	11/15/20	Ba2	$425	$414,375
QEP Resources, Inc.,
Sr. Unsec’d. Notes
6.875%	03/01/21	Ba1	125	130,625
Quicksilver Resources, Inc.,
Gtd. Notes
9.125%	08/15/19	B2	75	73,500
11.750%	01/01/16	B2	850	918,000
Range Resources Corp.,
Gtd. Notes
6.750%	08/01/20	Ba3	600	639,000
RDS Ultra-Deepwater Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
11.875%	03/15/17	B3	515	539,462
Reliance Holdings USA, Inc.,
Gtd. Notes, 144A
4.500%	10/19/20(g)	Baa2	410	376,209
6.250%	10/19/40	Baa2	300	267,136
Rowan Cos., Inc.,
Sr. Unsec’d. Notes
5.000%	09/01/17	Baa3	1,205	1,248,660
SandRidge Energy, Inc.,
Gtd. Notes, 144A
8.000%	06/01/18	B3	450	423,000
Sempra Energy,
Sr. Unsec’d. Notes
6.000%	10/15/39(a)	Baa1	865	1,046,872
6.500%	06/01/16	Baa1	315	368,557
SESI LLC,
Gtd. Notes, 144A
6.375%	05/01/19	Ba3	275	265,375
SM Energy Co.,
Sr. Unsec’d. Notes, 144A
6.625%	02/15/19	B1	850	845,750
Southwestern Energy Co.,
Gtd. Notes
7.500%	02/01/18	Ba1	550	622,992
Swift Energy Co.,
Gtd. Notes
8.875%	01/15/20	B3	150	157,500
Talisman Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/01/21(a)	Baa2	1,680	1,631,198
Tesoro Corp.,
Gtd. Notes
9.750%	06/01/19	Ba1	100	108,000
Unit Corp.,
Gtd. Notes
6.625%	05/15/21	B3	525	522,375
Valero Energy Corp.,
Gtd. Notes
6.125%	06/15/17	Baa2	515	573,029
Weatherford International Ltd. (Bermuda),
Gtd. Notes
6.750%	09/15/40	Baa2	330	351,937
9.625%	03/01/19	Baa2	655	846,269

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
Whiting Petroleum Corp.,
Gtd. Notes
6.500%	10/01/18	Ba3		$25	$25,125
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
4.500%	11/10/14(g)	Baa1		235	249,511

					55,565,889

Paper & Forest Products — 0.1%
Boise Paper Holdings LLC/Boise Co-Issuer Co.,
Gtd. Notes
8.000%	04/01/20	B1		125	126,719
Boise Paper Holdings LLC/Boise Finance Co.,
Gtd. Notes
9.000%	11/01/17	B1		75	78,375
Cascades, Inc. (Canada),
Gtd. Notes
7.750%	12/15/17	Ba3		125	118,750
7.875%	01/15/20	Ba3		625	589,062
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
5.000%	01/21/21	Baa2		660	661,173
Clearwater Paper Corp.,
Gtd. Notes
7.125%	11/01/18	Ba3		250	248,125
10.625%	06/15/16	Ba3		25	27,406
Exopack Holding Corp.,
Gtd. Notes, 144A
10.000%	06/01/18	Caa1		275	257,125
Georgia-Pacific LLC,
Gtd. Notes, 144A
7.125%	01/15/17	Baa3		150	157,188
8.250%	05/01/16	Baa3		75	82,900
Mercer International, Inc.,
Gtd. Notes
9.500%	12/01/17(a)	B3		450	442,125
P.H. Glatfelter Co.,
Gtd. Notes
7.125%	05/01/16	Ba2		100	98,500

					2,887,448

Pharmaceuticals — 0.1%
Capsugel Financeco SCA (Luxembourg),
Gtd. Notes, 144A
9.875%	08/01/19	Caa1	EUR	600	747,578
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
4.625%	12/15/20	Baa3		880	955,200
Express Scripts, Inc.,
Gtd. Notes
3.125%	05/15/16	Baa3		540	545,243
6.250%	06/15/14	Baa3		535	588,880
Giant Funding Corp.,
Sr. Sec’d. Notes, 144A
8.250%	02/01/18	B3		200	200,000
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.875%	12/01/18	B1		625	565,625

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Pharmaceuticals (cont’d.)
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC,
Gtd. Notes
7.750%	09/15/18	B3	$500	$477,500

				4,080,026

Pipelines — 0.2%
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.875%	02/01/21	Baa3	495	509,813
5.500%	08/15/19	Baa3	635	695,176
6.050%	01/15/18	Baa3	145	165,423
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41	Baa2	285	310,401
DCP Midstream Operating LP,
Gtd. Notes
3.250%	10/01/15	BBB-(d)	570	572,162
El Paso Corp.,
Sr. Unsec’d. Notes
8.250%	02/15/16	Ba3	75	87,315
Sr. Unsec’d. Notes, MTN
7.750%	01/15/32	Ba3	50	57,913
7.800%	08/01/31	Ba3	25	29,052
El Paso Natural Gas Co.,
Sr. Unsec’d. Notes
5.950%	04/15/17	Baa3	62	69,746
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
5.200%	03/15/20	Baa2	135	143,642
5.500%	09/15/40	Baa2	380	388,329
Energy Transfer Equity LP,
Sr. Sec’d. Notes
7.500%	10/15/20	Ba2	625	642,188
Enogex LLC,
Sr. Unsec’d. Notes, 144A
6.250%	03/15/20(g)	Baa3	375	425,517
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/01/16	Baa3	775	791,707
5.950%	02/01/41	Baa3	345	370,079
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	Baa2	110	113,606
6.550%	07/15/19	Baa2	255	301,292
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
6.875%	12/01/18	B1	275	283,250
Southeast Supply Header LLC,
Sr. Notes, 144A
4.850%	08/15/14(g)	Baa3	300	320,820
Williams Partners LP,
Sr. Unsec’d. Notes
4.125%	11/15/20	Baa3	460	456,431
6.300%	04/15/40	Baa3	680	752,600

				7,486,462

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Real Estate — 0.2%
Agile Property Holdings Ltd. (Cayman Islands),
Sr. Unsec’d. Notes
10.000%	11/14/16	Ba2	$610	$475,800
AMB Property LP,
Gtd. Notes
4.500%	08/15/17	Baa2	1,230	1,157,365
6.625%	12/01/19	Baa2	380	392,235
BR Properties SA (Brazil),
Gtd. Notes, 144A
9.000%	10/29/49	Ba3	400	403,859
CB Richard Ellis Services, Inc.,
Gtd. Notes
6.625%	10/15/20	Ba1	200	192,000
11.625%	06/15/17	Ba2	150	169,125
Central China Real Estate Ltd. (Cayman Islands),
Sr. Sec’d. Notes
12.250%	10/20/15	B1	450	355,500
Country Garden Holdings Co. (Cayman Islands),
Sr. Unsec’d. Notes
11.125%	02/23/18	Ba3	200	158,050
Sr. Unsec’d. Notes, 144A
11.125%	02/23/18	Ba3	500	380,000
Emaar Sukuk Ltd. (Cayman Islands),
Sr. Unsec’d. Notes
8.500%	08/03/16	B1	200	197,750
General Shopping Finance Ltd. (Cayman Islands),
Gtd. Notes, 144A
10.000%	11/29/49	Ba3	250	247,435
IRSA Inversiones y Representaciones SA (Argentina),
Sr. Unsec’d. Notes, 144A
11.500%	07/20/20	B(d)	638	618,630
KWG Property Holding Ltd. (Cayman Islands),
Gtd. Notes
12.750%	03/30/16	B1	400	284,646
Longfor Properties Co. Ltd. (Cayman Islands),
Gtd. Notes, 144A
9.500%	04/07/16	Ba3	800	640,000
Realogy Corp.,
Gtd. Notes
11.500%	04/15/17	Caa3	675	448,875
Regency Centers LP,
Gtd. Notes
6.000%	06/15/20	Baa2	315	354,017
WEA Finance LLC,
Gtd. Notes, 144A
4.625%	05/10/21(g)	A2	660	630,234
7.500%	06/02/14(g)	A2	250	278,878

				7,384,399

Real Estate Investment Trusts — 0.2%
Boston Properties LP,
Sr. Unsec’d. Notes
4.125%	05/15/21	Baa2	545	522,676
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
5.900%	04/01/20	Baa1	140	151,974
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
4.700%	09/15/17	Baa2	550	551,456

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Real Estate Investment Trusts (cont’d.)
Hospitality Properties Trust,
Sr. Unsec’d. Notes
5.625%	03/15/17	Baa2	$840	$852,815
Host Hotels & Resorts LP,
Gtd. Notes
6.750%	06/01/16	Ba1	250	250,000
Sr. Notes, 144A
5.875%	06/15/19	Ba1	225	214,875
Kilroy Realty LP,
Gtd. Notes
4.800%	07/15/18	Baa3	270	260,464
6.625%	06/01/20	Baa3	670	728,120
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes, 144A
6.875%	05/01/21	Ba2	325	308,750
Omega Healthcare Investors, Inc.,
Gtd. Notes
6.750%	10/15/22	Ba2	450	429,188
Potlatch Corp.,
Gtd. Notes
7.500%	11/01/19	Ba1	125	127,656
Reckson Operating Partnership LP,
Sr. Unsec’d. Notes
6.000%	03/31/16	Ba1	125	131,827
Rouse Co. LP (The),
Sr. Unsec’d. Notes
6.750%	11/09/15	BB+(d)	225	223,875
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
3.125%	11/30/15	Baa2	220	217,452
6.500%	06/01/16	Baa2	50	51,458

				5,022,586

Retail & Merchandising — 0.3%
Academy Ltd./Academy Finance Corp.,
Gtd. Notes, 144A
9.250%	08/01/19(a)	Caa1	725	674,250
CKE Restaurants, Inc.,
Sec’d. Notes
11.375%	07/15/18(a)	B2	400	416,000
Claire’s Stores, Inc.,
Gtd. Notes, PIK
10.375%	06/01/15	Caa3	105	80,995
Sec’d. Notes
8.875%	03/15/19	Caa3	425	306,000
Dineequity, Inc.,
Gtd. Notes
9.500%	10/30/18	B3	650	645,125
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes
6.500%	05/01/21	Ba3	775	658,750
Fiesta Restaurant Group,
Sec’d. Notes, 144A
8.875%	08/15/16	B2	300	291,750
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.400%	03/01/16(a)	A3	1,295	1,465,270
5.950%	04/01/41	A3	200	237,869

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Retail & Merchandising (cont’d.)
Inergy LP/Inergy Finance Corp.,
Gtd. Notes
7.000%	10/01/18	Ba3	$350	$329,000
8.750%	03/01/15	Ba3	16	16,320
Gtd. Notes, 144A
6.875%	08/01/21	Ba3	150	136,500
J Crew Group, Inc.,
Gtd. Notes
8.125%	03/01/19	Caa1	50	41,875
JC Penney Corp., Inc.,
Sr. Unsec’d. Notes
7.125%	11/15/23	Ba1	50	50,500
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.350%	03/15/12	Ba1	165	167,539
Michaels Stores, Inc.,
Gtd. Notes, (0.00% until 11/01/11)
13.000%(t)	11/01/16	Caa2	250	257,500
Gtd. Notes
11.375%	11/01/16	Caa2	200	202,500
Needle Merger Sub Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	03/15/19	Caa1	125	108,750
Neiman Marcus Group, Inc. (The),
Gtd. Notes
10.375%	10/15/15	Caa1	75	75,750
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.750%	05/01/20	Baa1	760	834,062
Phillips-Van Heusen Corp.,
Sr. Unsec’d. Notes
7.375%	05/15/20	Ba3	150	156,375
QVC, Inc.,
Sr. Sec’d. Notes, 144A
7.125%	04/15/17	Ba2	25	26,125
7.500%	10/01/19	Ba2	540	575,100
RadioShack Corp.,
Gtd. Notes, 144A
6.750%	05/15/19	Ba2	350	327,250
Rite Aid Corp.,
Gtd. Notes
8.625%	03/01/15	Caa3	300	266,250
9.500%	06/15/17	Caa3	225	177,750
Sec’d. Notes
10.250%	10/15/19(a)	Caa2	150	156,375
10.375%	07/15/16	Caa2	300	306,750
Sr. Sec’d. Notes
8.000%	08/15/20	B3	25	26,062
Toys R Us Property Co. II LLC,
Sr. Sec’d. Notes
8.500%	12/01/17	Ba1	300	292,500
Toys R Us, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	09/01/16	B1	25	23,875
Sr. Unsec’d. Notes
7.375%	10/15/18	B3	275	233,750
Wendy’s/Arby’s Restaurants LLC,
Gtd. Notes
10.000%	07/15/16	B3	475	499,938

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Retail & Merchandising (cont’d.)
Wesfarmers Ltd. (Australia),
Gtd. Notes, 144A
2.983%	05/18/16(g)	Baa1		$835	$845,255
Yankee Candle Co., Inc.,
Gtd. Notes
8.500%	02/15/15	B2		75	72,000

					10,981,660

Semiconductors
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.750%	08/01/20(a)	Ba3		25	24,500
8.125%	12/15/17	Ba3		275	275,000
Broadcom Corp.,
Sr. Unsec’d. Notes, 144A
2.375%	11/01/15(g)	A2		225	226,980
Freescale Semiconductor, Inc.,
Gtd. Notes
8.050%	02/01/20(a)	Caa1		75	67,875
Sensata Technologies BV (Netherlands),
Gtd. Notes, 144A
6.500%	05/15/19	B3		450	427,500

					1,021,855

Storage
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC,
Gtd. Notes
8.875%	03/15/18	B1		550	544,500

Telecommunications — 1.1%
America Movil SAB de CV (Mexico),
Gtd. Notes
2.375%	09/08/16	A2		635	614,045
5.000%	10/16/19	A2		670	712,880
American Tower Corp.,
Sr. Unsec’d. Notes
7.250%	05/15/19(a)	Baa3		1,579	1,814,647
AT&T, Inc.,
Sr. Unsec’d. Notes
5.550%	08/15/41	A2		1,725	1,857,166
Avaya, Inc.,
Gtd. Notes
9.750%	11/01/15	Caa2		50	36,500
Gtd. Notes, PIK
10.125%	11/01/15	Caa2		1,425	1,043,812
Sr. Sec’d. Notes, 144A
7.000%	04/01/19	B1		625	531,250
Brasil Telecom SA (Brazil),
Sr. Unsec’d. Notes, 144A
9.750%	09/15/16	Baa2	BRL	300	145,193
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes, 144A
7.750%	05/01/17	Baa3		650	692,250
Cincinnati Bell, Inc.,
Gtd. Notes
7.000%	02/15/15	B2		75	74,062
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sec’d. Notes, 144A
12.000%	12/01/17(a)	Caa2		675	406,688

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
CommScope, Inc.,
Gtd. Notes, 144A
8.250%	01/15/19(a)	B3	$1,550	$1,511,250
Cricket Communications, Inc.,
Gtd. Notes
7.750%	10/15/20	B3	100	87,000
10.000%	07/15/15	B3	125	124,062
Sr. Notes, 144A
7.750%	10/15/20	B3	500	430,000
Sr. Sec’d. Notes
7.750%	05/15/16	Ba2	200	200,750
Digicel Group Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
10.500%	04/15/18	Caa1	1,080	1,063,800
Digicel Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
8.250%	09/01/17(a)	B1	225	211,500
12.000%	04/01/14	B1	75	82,125
EH Holding Corp.,
Gtd. Notes, 144A
7.625%	06/15/21	B3	475	457,188
Sr. Sec’d. Notes, 144A
6.500%	06/15/19	Ba3	475	457,188
France Telecom SA (France),
Sr. Unsec’d. Notes
2.750%	09/14/16	A3	600	595,387
GCI, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21	B2	275	259,188
GeoEye, Inc.,
Sr. Sec’d. Notes
9.625%	10/01/15	Ba3	50	54,500
Inmarsat Finance PLC (United Kingdom),
Gtd. Notes, 144A
7.375%	12/01/17(a)	Ba2	850	852,125
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
8.500%	11/01/19	B3	600	586,500
Gtd. Notes, 144A
7.250%	04/01/19	B3	2,725	2,527,438
7.250%	10/15/20	B3	75	69,188
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
11.250%	02/04/17	Caa3	1,625	1,409,688
Gtd. Notes, PIK
11.500%	02/04/17	Caa3	175	150,500
Gtd. Notes, PIK, 144A
11.500%	02/04/17	Caa3	700	602,000
Level 3 Escrow, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/01/19	Caa1	550	486,062
Level 3 Financing, Inc.,
Gtd. Notes
8.750%	02/15/17	Caa1	100	92,125
Gtd. Notes, 144A
9.375%	04/01/19	Caa1	325	302,250
MetroPCS Wireless, Inc.,
Gtd. Notes
7.875%	09/01/18(a)	B2	850	824,500

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
Nextel Communications, Inc.,
Gtd. Notes
5.950%	03/15/14	Ba3		$150	$140,625
7.375%	08/01/15	Ba3		350	331,625
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21	B2		675	669,938
8.875%	12/15/19	B2		706	736,005
10.000%	08/15/16	B2		436	477,420
OTE PLC (United Kingdom),
Gtd. Notes, MTN
4.625%	05/20/16	Baa3	EUR	900	714,420
PAETEC Holding Corp.,
Sr. Sec’d. Notes
8.875%	06/30/17	Ba3		150	157,500
Qwest Communications International, Inc.,
Gtd. Notes
8.000%	10/01/15	Baa3		150	156,000
Qwest Corp.,
Sr. Unsec’d. Notes
7.500%	10/01/14	Baa3		50	54,000
8.375%	05/01/16	Baa3		75	82,312
Sable International Finance Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
7.750%	02/15/17	Ba2		125	121,250
Satmex Escrow SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
9.500%	05/15/17	B3		800	772,000
SBA Telecommunications, Inc.,
Gtd. Notes
8.000%	08/15/16	B1		125	130,938
8.250%	08/15/19	B1		650	682,500
SBA Tower Trust,
Sec’d. Notes, 144A
4.254%	04/15/15(g)	A2		1,615	1,705,113
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	B1		300	224,250
8.750%	03/15/32	B1		500	434,375
Sprint Nextel Corp.,
Sr. Unsec’d. Notes
8.375%	08/15/17	B1		1,425	1,325,250
Syniverse Holdings, Inc.,
Gtd. Notes, 144A
9.125%	01/15/19	Caa1		475	465,500
Telecom Italia Capital SA (Luxembourg),
Gtd. Notes
5.250%	11/15/13	Baa2		565	552,273
6.175%	06/18/14(a)	Baa2		895	890,668
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.992%	02/16/16	Baa1		1,280	1,217,952
6.221%	07/03/17	Baa1		805	813,523
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes
11.000%	11/01/15	Caa1		525	561,750
12.500%	11/01/17	Caa1		75	84,000

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
Trilogy International Partners LLC/Trilogy International Finance, Inc.,
Sr. Sec’d. Notes, 144A
10.250%	08/15/16	Caa1	$350	$343,000
Viasat, Inc.,
Gtd. Notes
8.875%	09/15/16	B1	300	304,500
West Corp.,
Gtd. Notes
7.875%	01/15/19	B3	550	517,000
8.625%	10/01/18	B3	300	291,750
Wind Acquisition Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.250%	02/15/18	Ba2	400	341,500
Windstream Corp.,
Gtd. Notes
7.875%	11/01/17(a)	Ba3	775	784,688
8.625%	08/01/16	Ba3	131	134,930

				37,583,362

Tobacco
Reynolds American, Inc.,
Gtd. Notes
7.250%	06/01/13	Baa3	645	703,685

Transportation — 0.3%
Aircastle Ltd. (Bermuda),
Sr. Unsec’d. Notes
9.750%	08/01/18	Ba3	350	360,500
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.050%	03/01/41	A3	585	627,178
5.400%	06/01/41	A3	365	411,972
Canadian Pacific Railway Co. (Canada),
Sr. Unsec’d. Notes
7.250%	05/15/19	Baa3	305	382,497
CHC Helicopter SA (Canada),
Sr. Sec’d. Notes, 144A
9.250%	10/15/20	B2	250	212,500
DP World Sukuk Ltd. (Cayman Islands),
Bonds
6.250%	07/02/17	Baa3	1,030	1,027,425
Sr. Unsec’d. Notes, 144A
6.250%	07/02/17	Baa3	990	987,525
Florida East Coast Holdings Corp.,
Sr. Unsec’d. Notes, PIK
11.250%	08/01/17	Caa3	132	123,742
Florida East Coast Railway Corp.,
Sr. Sec’d. Notes
8.125%	02/01/17	B3	875	848,750
GATX Corp.,
Sr. Unsec’d. Notes
3.500%	07/15/16	Baa1	420	418,192
4.850%	06/01/21	Baa1	635	643,367
Georgian Railway LLC,
Sr. Unsec’d. Notes
9.875%	07/22/15	B+(d)	400	418,540
Kansas City Southern de Mexico SA de CV (Mexico),
Sr. Unsec’d. Notes
6.125%	06/15/21(a)	Ba2	250	247,500
8.000%	02/01/18	Ba2	225	239,625

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Transportation (cont’d.)
Kazakhstan Temir Zholy Finance BV (Netherlands),
Gtd. Notes
7.000%	05/11/16	Baa3	$630	$646,210
Gtd. Notes, 144A
6.375%	10/06/20	Baa3	500	491,250
Maxim Crane Works LP,
Sec’d. Notes, 144A
12.250%	04/15/15	Caa1	100	86,000
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/41	Baa2	1,385	1,422,690

				9,595,463

Utilities — 0.3%
AES Corp. (The),
Sr. Notes, 144A
7.375%	07/01/21	B1	850	803,250
Sr. Unsec’d. Notes
9.750%	04/15/16	B1	100	107,500
AGL Capital Corp.,
Gtd. Notes
5.250%	08/15/19	Baa1	330	371,596
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.375%	04/01/36	Baa2	640	778,995
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.900%	10/01/16	Baa2	460	529,479
Black Hills Corp.,
Sr. Unsec’d. Notes
6.500%	05/15/13	Baa3	125	133,348
Calpine Construction Finance Co. LP and CCFC Finance Corp.,
Sr. Sec’d. Notes, 144A
8.000%	06/01/16	Ba3	350	358,750
Consumers Energy Co.,
First Mortgage
6.000%	02/15/14	A3	400	437,505
EDF SA (France),
Sr. Unsec’d. Notes, 144A
4.600%	01/27/20(g)	Aa3	815	853,474
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39	A3	445	517,143
Nevada Power Co.,
General Ref. Mortgage
6.650%	04/01/36	Baa2	970	1,286,333
Northern States Power Co.,
First Mortgage
5.350%	11/01/39	A1	282	340,451
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes
6.150%	10/01/38	Baa2	640	775,493
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19	Baa1	440	488,531
Tampa Electric Co.,
Sr. Unsec’d. Notes
6.150%	05/15/37	Baa1	235	291,516

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Utilities (cont’d.)
TAQA Abu Dhabi National Energy Co. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
5.620%	10/25/12(g)	A3		$425	$438,016
West Penn Power Co.,
First Mortgage, 144A
5.950%	12/15/17(g)	A3		570	671,504
Westar Energy, Inc.,
First Mortgage
5.100%	07/15/20	Baa1		110	123,391

					9,306,275

Water
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil),
Sr. Unsec’d. Notes, 144A
6.250%	12/16/20	BB(d)		300	298,500

TOTAL CORPORATE OBLIGATIONS (cost $448,006,629)					435,365,024

FOREIGN GOVERNMENT BONDS — 2.4%
Arab Republic of Egypt (Egypt),
Sr. Unsec’d. Notes
5.750%	04/29/20	Ba3		250	248,750
6.875%	04/30/40	Ba3		360	336,600
Bermuda Government International Bond (Bermuda),
Sr. Notes, 144A
5.603%	07/20/20(g)	Aa2		210	226,800
Brazil Notas do Tesouro Nacional (Brazil),
Notes
12.080%	05/15/15	Baa3	BRL	1,937	2,199,493
10.000%	01/01/12	Baa3	BRL	1,768	959,952
10.000%	01/01/14	Baa3	BRL	5,900	3,157,932
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
12.500%	01/05/16	Baa2		3,750	2,223,773
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.875%	08/05/20	Aa3		420	437,850
City of Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
12.500%	04/06/15	B2		580	574,200
Dominican Republic International (Dominican Republic),
Sr. Unsec’d. Notes
7.500%	05/06/21	B1		425	414,375
9.040%	01/23/18	B1		82	88,941
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
8.750%	07/18/12	Ba3	EGP	1,000	160,143
Eskom Holdings Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A
5.750%	01/26/21	Baa2		1,700	1,717,000
Grenada Government International Bond (Grenada),
Unsub. Notes
4.500%	09/15/25(g)	B-(d)		480	283,310
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
7.625%	03/29/41	Baa3		100	97,500

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Iceland Government International Bond (Iceland),
Notes, 144A
4.875%	06/16/16	Baa4		$850	$837,012
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
11.000%	09/15/25	Ba1	IDR	5,820,000	874,819
Ivory Coast (Cayman Islands),
Sr. Unsec’d. Notes
2.500%	12/31/32	NR		450	225,000
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
8.000%	06/24/19	B3		1,025	989,125
8.000%	03/15/39	B3		291	276,450
Unsec’d. Notes
10.625%	06/20/17	B3		800	894,000
Lebanon Government International Bond (Lebanon),
Notes
8.500%	01/19/16	B(d)		200	230,000
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.750%	01/15/15	Baa1		401	417,541
Mexican Bonos (Mexico),
Bonds
7.500%	06/03/27	Baa1	MXN	12,000	890,114
8.500%	11/18/38	Baa1	MXN	15,026	1,168,333
10.000%	11/20/36	Baa1	MXN	21,505	1,931,867
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
6.750%	01/28/21	B+(d)		350	342,915
Province of Ontario Canada (Canada),
Unsec’d. Notes
1.600%	09/21/16	Aa1		1,980	1,975,486
Republic of Argentina (Argentina),
Sr. Unsec’d. Notes
2.500%	12/31/38	NR		1,300	438,750
3.169%(c)	12/15/35	NR		2,700	371,250
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/21	Baa2		300	320,700
5.625%	01/07/41	Baa2		1,000	1,077,500
7.125%	01/20/37	Baa2		2,400	3,066,000
Unsub. Notes
8.750%	02/04/25	Baa2		265	372,988
11.000%	08/17/40	Baa2		445	588,512
Republic of Congo (Congo),
Sr. Unsec’d. Notes
3.000%	06/30/29(g)	NR		166	108,894
Republic of Fiji (Fiji),
Sr. Unsec’d. Notes
9.000%	03/15/16	B1		400	410,741
Republic of Gabonese (Gabon),
Bonds
8.200%	12/12/17	BB-(d)		850	926,500
Republic of Georgia (Russia),
Bonds
6.875%	04/12/21	Ba3		400	380,000
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes
5.875%	03/13/20	Ba1		669	722,520
6.625%	02/17/37	Ba1		245	274,400

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
6.875%	01/17/18	Ba1		$1,000	$1,122,500
7.750%	01/17/38	Ba1		980	1,229,900
11.625%	03/04/19	Ba1		241	342,822
Republic of Iraq (Iraq),
Bonds
5.800%	01/15/28	NR		2,440	1,952,000
Republic of Lebanon (Lebanon),
Sr. Unsec’d. Notes, MTN
8.500%	08/06/15	B(d)		39	44,850
Unsub. Notes
9.000%	05/02/14	B1		347	390,375
Unsub. Notes, MTN
9.000%	03/20/17	NR		300	355,500
Republic of Lithuania (Lithuania),
Sr. Unsec’d. Notes
7.375%	02/11/20	Baa1		1,149	1,235,175
Republic of Peru (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50	Baa3		850	850,000
6.550%	03/14/37	Baa3		700	812,000
7.125%	03/30/19	Baa3		940	1,135,050
Republic of Philippines (Philippines),
Sr. Unsec’d. Notes
6.375%	10/23/34	Ba2		2,425	2,776,625
Republic of Poland (Poland),
Sr. Unsec’d. Notes
3.875%	07/16/15	A2		460	466,210
Republic of Serbia (Serbia),
Sr. Unsec’d. Notes
6.750%	11/01/24	BB(d)		1,386	1,295,910
Republic of South Africa (South Africa),
Sr. Unsec’d. Notes
5.500%	03/09/20	A3		700	765,625
6.500%	06/02/14	A3		430	476,225
Republic of Turkey (Turkey),
Bonds
10.500%	01/15/20	NR	TRY	2,050	1,179,213
Sr. Unsec’d. Notes
5.625%	03/30/21	Ba2		750	766,875
6.750%	04/03/18	Ba2		500	548,750
6.750%	05/30/40	Ba2		1,350	1,407,375
6.875%	03/17/36	Ba2		600	639,000
7.000%	06/05/20	Ba2		2,000	2,240,000
7.375%	02/05/25	Ba2		100	114,000
8.000%	02/14/34	Ba2		1,440	1,728,000
Unsec’d. Notes
6.000%	01/14/41	Ba2		625	595,312
Republic of Vietnam (Vietnam),
Bonds
6.750%	01/29/20	B1		1,200	1,176,000
Russian Federation (Russia),
Sr. Unsec’d. Notes
7.500%	03/31/30	Baa1		9,678	10,874,582
Sr. Unsec’d. Notes, 144A
7.850%	03/10/18	Baa1	RUB	10,000	304,901
Turkey Government Bond (Turkey),
Bonds
11.000%	08/06/14	NR	TRY	750	429,402

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Ukraine Government International Bond (Ukraine),
Bonds
7.750%	09/23/20	B2	$650	$586,625
Bonds, 144A
7.750%	09/23/20	B2	300	270,000
Sr. Unsec’d. Notes, 144A
6.250%	06/17/16	B2	400	355,500
Sr. Unsec’d. Notes
6.580%	11/21/16	B2	1,265	1,138,500
6.750%	11/14/17	B2	565	509,912
United Mexican States (Mexico),
Sr. Unsec’d. Notes
6.050%	01/11/40	Baa1	500	565,000
Sr. Unsec’d. Notes, MTN
5.950%	03/19/19	Baa1	2,180	2,474,300
6.375%	01/16/13	Baa1	205	216,788
Venezuela Government International Bond (Venezuela),
Bonds
11.950%	08/05/31	B2	110	80,300
Sr. Unsec’d. Notes
7.000%	03/31/38	B2	1,100	580,250
7.650%	04/21/25	B2	2,040	1,152,600
8.250%	10/13/24		800	472,000
12.750%	08/23/22	B2	2,035	1,612,738
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes
6.875%	01/15/16	B1	400	398,583

TOTAL FOREIGN GOVERNMENT BONDS (cost $83,983,376)				80,905,309

MUNICIPAL BONDS — 0.6%
Arizona
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds
4.839%	01/01/41	Aa1	1,365	1,489,133

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49	Aa3	510	663,694
East Bay Municipal Utility District Water System,
Revenue Bonds
5.874%	06/01/40	Aa1	1,065	1,323,294
Los Angeles Department of Airports,
Revenue Bonds
7.053%	05/15/40	A1	640	810,118
San Diego County Water Authority,
Revenue Bonds
6.138%	05/01/49	Aa2	275	347,174

				3,144,280

Colorado
Regional Transportation District Sales Tax,
Revenue Bonds
5.000%	11/01/38	Aa2	770	837,945

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
District of Columbia
District of Columbia,
Revenue Bonds
5.250%	12/01/34	Aa1	$770	$847,177
5.591%	12/01/34	Aa1	120	145,775

				992,952

Florida — 0.1%
Florida State Board of Education,
Revenue Bonds
5.000%	07/01/20	A1	1,520	1,783,735

Illinois — 0.1%
Chicago IL O’Hare International Airport,
Revenue Bonds
6.395%	01/01/40	A1	480	579,859
Chicago Metropolitan Water Reclamation District-Greater Chicago,
General Obligation Ltd.
5.720%	12/01/38	Aaa	695	850,937
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	Aa3	300	357,627

				1,788,423

Kansas
Kansas State Development Finance Authority,
Revenue Bonds
5.501%	05/01/34	Aa2	125	137,330

Maryland — 0.1%
Maryland State Transportation Authority,
Revenue Bonds
5.754%	07/01/41	Aa3	1,140	1,418,912
5.888%	07/01/43	Aa3	360	446,108

				1,865,020

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds.
7.336%	11/15/39	AA(d)65		91,972
New York Build America Bonds,
General Obligation Unlimited
5.846%	06/01/40	Aa2	315	357,327
New York City Housing Development Corp.,
Revenue Bonds
6.420%	11/01/27	Aa2	70	75,871
New York City Municipal Water Finance Authority & Sewer Systems,
Revenue Bonds
5.952%	06/15/42	Aa2	265	335,477
New York City Transitional Finance Authority,
Revenue Bonds
5.508%	08/01/37	Aa1	1,205	1,437,011
Tompkins County Industrial Development Agency,
Revenue Bonds
5.000%	07/01/37	Aa1	780	841,862

				3,139,520

Oregon
Oregon State Taxable Pension,
General Obligation Unlimited
5.892%	06/01/27	Aa1	60	70,614

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Texas
Texas State Transportation Commission,
Revenue Bonds
5.178%	04/01/30	Aaa	$1,100	$1,298,011

Utah
Utah Transit Authority Sales Tax,
Revenue Bonds
5.937%	06/15/39	Aa2	1,060	1,423,707

Virginia — 0.1%
University of Virginia,
Revenue Bonds
5.000%	09/01/40	Aaa	1,130	1,318,303
Virginia Commonwealth Transportation Board,
Revenue Bonds
5.350%	05/15/35	Aa1	120	138,571
Virginia Public Building Authority,
Revenue Bonds
5.900%	08/01/30	Aa1	1,015	1,212,600

				2,669,474

TOTAL MUNICIPAL BONDS (cost $18,088,148)				20,640,144

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
2.847%(c)	02/25/34	BB(d)	58	47,719
Series 2004-D, Class 2A2
2.882%(c)	05/25/34	BBB+(d)	31	27,587
Series 2004-H, Class 2A2
2.959%(c)	09/25/34	Ba2	44	39,236
Series 2004-I, Class 3A2
4.178%(c)	10/25/34	A1	26	23,415
Series 2005-J, Class 2A1
3.120%(c)	11/25/35	Caa2	243	182,953
Series 2005-J, Class 3A1
5.230%(c)	11/25/35	Caa1	78	68,690
Credit Suisse Mortgage Capital Certificates,
Series 2010-1R, Class 12A1, 144A
3.204%(c)	03/27/36(g)	AAA(d)	174	174,390
Series 2010-1R, Class 42A1, 144A
5.000%	10/27/36(g)	AAA(d)	156	159,036
Fannie Mae,
Series 319, Class 2, IO
6.500%	02/01/32(g)	Aaa	20	3,961
Fosse Master Issuer PLC (United Kingdom),
Series 2011-1A, Class A2, 144A
1.650%	10/18/54(g)	Aaa	1,465	1,460,597
Government National Mortgage Assoc.,
Series 2010-92, Class PI, IO
4.500%	11/20/37(g)	Aaa	2,559	402,056
Series 2011-41, Class AI, IO
4.500%	12/20/39(g)	Aaa	2,828	450,952
Series 2011-88, Class EI, IO
45.000%	11/20/39(g)	Aaa	505	87,223
Holmes Master Issuer PLC (United Kingdom),
Series 2011-3A, Class A2, 144A
1.950%	10/21/40(g)	Aaa	1,045	1,045,073

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Mortgage Trust,
Series 2007-A1, Class 1A1
2.805%(c)	07/25/35	Ba3	$769	$686,178
Sequoia Mortgage Trust,
Series 2010-H1, Class A1
3.750%(c)	02/25/40	Aaa	210	207,248
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 2A1
5.009%(c)	09/25/35	BBB-(d)	169	146,768
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.846%(c)	01/25/34	AAA(d)	67	63,430
Series 2005-AR2, Class 2A2
2.738%(c)	03/25/35	B2	47	41,776

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $5,514,055)				5,318,288

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
Federal National Mortgage Assoc.
4.875%	12/15/16(a)		4,725	5,550,136
2.500%	05/15/14(a)		3,000	3,145,593

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $8,397,930)				8,695,729

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 7.6%
Federal Home Loan Mortgage Corp.
2.475%(c)	07/01/35		30	31,654
2.507%(c)	02/01/35		126	131,826
2.951%(c)	09/01/32		3	3,035
4.000%	09/01/40-02/01/41		11,510	12,073,823
4.500%	04/01/19-09/01/40		6,659	7,076,522
5.000%	10/01/18-08/01/40		9,100	9,786,623
5.055%(c)	11/01/35		57	60,500
5.058%(c)	03/01/36		88	94,272
5.139%(c)	02/01/37		77	81,594
5.292%(c)	02/01/37		320	339,906
5.348%(c)	04/01/37		640	680,727
5.388%(c)	01/01/36		22	24,063
5.403%(c)	02/01/37		291	309,269
5.500%	12/01/18-10/01/38		1,716	1,861,112
5.724%(c)	02/01/37		108	114,602
5.923%(c)	12/01/36		25	27,531
5.974%(c)	10/01/36		75	81,556
6.000%	10/01/32-08/01/38		723	793,584
6.004%(c)	01/01/37		41	44,147
6.033%(c)	11/01/36		77	83,528
6.091%(c)	10/01/36		102	110,237
6.250%(c)	08/01/36		125	136,015
7.000%	11/01/30-06/01/32		12	13,206
Federal National Mortgage Assoc.
2.330%(c)	07/01/35		60	63,701
2.505%(c)	11/01/35		77	80,521
2.517%(c)	08/01/36		86	91,219
3.500%	11/01/25		1,442	1,507,850
4.000%	04/01/25-09/01/41		17,506	18,442,938

Interest Rate	Maturity Date	Principal Amount (000)		Value
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (Continued)
4.500%	05/01/19-08/01/41	$64,258		$68,350,788
5.000%	03/01/18-09/01/41	46,380		50,164,405
5.273%(c)	12/01/35	45		48,143
5.430%(c)	09/01/37	82		87,382
5.433%(c)	12/01/35	64		68,190
5.459%(c)	12/01/35	19		20,715
5.484%(c)	01/01/37	135		143,444
5.500%	01/01/17-05/01/40	44,887		48,947,633
5.737%(c)	08/01/37	134		143,036
5.785%(c)	11/01/37	350		375,777
5.876%(c)	12/01/36	80		84,036
5.976%(c)	09/01/36	60		65,014
6.000%	04/01/21-10/01/39	23,804		26,192,758
6.500%	07/01/32-03/01/38	5,045		5,602,388
7.000%	01/01/31-04/01/37	117		134,032
Government National Mortgage Assoc.
4.500%	11/20/40(g)	1,722		1,869,130
5.000%	07/15/33-03/20/34	68		74,874
5.500%	10/20/32-11/15/34	211		235,380
6.000%	01/20/33	5		5,759
6.500%	09/20/32-12/20/33	26		29,607
7.000%	03/15/13-12/15/13	15		16,725
8.000%	12/15/16-07/15/23	11		12,298
8.500%	06/15/16-10/15/26	25		28,969
9.500%	03/15/19-01/15/20	2		1,919
12.000%	09/15/13	—	(r)	24

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $249,918,460)				256,847,987

U.S. TREASURY OBLIGATIONS — 3.5%
U.S. Treasury Bonds
4.625%	02/15/40	21,360		28,542,300
U.S. Treasury Notes
1.125%	01/15/12	24,085		24,159,326
1.250%	03/15/14	3,745		3,825,443
1.750%	08/15/12	10,765		10,911,339
2.125%	08/15/21	3,200		3,256,512
2.625%	04/30/16-08/15/20	17,235		18,571,913
3.125%	09/30/13	26,560		28,058,143

TOTAL U.S. TREASURY OBLIGATIONS (cost $113,711,655)				117,324,976

TOTAL LONG-TERM INVESTMENTS (cost $3,352,609,562)				3,179,241,630

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 11.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $398,484,354; includes $227,493,071 of cash collateral for securities on loan)(b)(w)	398,484,354	$398,484,354

TOTAL INVESTMENTS — 106.2% (cost $3,751,093,916)		3,577,725,984
Liabilities in excess of other assets(x) — (6.2)%		(208,668,114)

NET ASSETS — 100.0%		$3,369,057,870

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securiites Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A are deemed to be liquid.
ADR	American Depositary Receipt
ADS	American Depositary Security
CVA	Certified Van Aandelen (Bearer)
CVT	Convertible Security
IO	Interest Only
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind
PRFC	Preference Shares
REIT	Real Estate Investment Trust
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan

EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $216,260,047; cash collateral of $227,493,071 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2011.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at September 30, 2011.
(t)	The rate shown reflects the coupon rate after the step date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at September 30, 2011:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
British Pound,
Expiring 10/07/11	Bank of New York Mellon	GBP	2	$3,086	$3,119	$33
Expiring 10/07/11	Citigroup Global Markets	GBP	1	1,599	1,559	(40)
Expiring 10/07/11	JPMorgan Chase	GBP	3	4,968	4,678	(290)
Expiring 10/07/11	State Street Bank	GBP	6	9,767	9,356	(411)
Expiring 10/07/11	State Street Bank	GBP	1	1,581	1,559	(22)
Chilean Peso,
Expiring 11/18/11	Credit Suisse First Boston Corp.	CLP	110,908	233,000	211,966	(21,034)
Chinese Yuan,
Expiring 06/25/12	Standard Chartered PLC	CNY	16,681	2,610,000	2,628,696	18,696
Euro,
Expiring 11/18/11	Royal Bank of Scotland	EUR	224	304,642	300,017	(4,625)
Expiring 12/09/11	Bank of New York Mellon	EUR	46	62,279	61,608	(671)
Expiring 12/09/11	State Street Bank	EUR	53	72,679	70,984	(1,695)
Mexican Peso,
Expiring 11/18/11	UBS Securities	MXN	21,072	1,698,242	1,511,997	(186,245)

				$5,001,843	$4,805,539	$(196,304)

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2011 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 11/18/11	Barclays Capital Group	BRL	5,126	$3,115,000	$2,695,445	$419,555
Expiring 11/18/11	Morgan Stanley	BRL	6,800	3,794,643	3,575,885	218,758
British Pound,
Expiring 10/07/11	JPMorgan Chase	GBP	4	6,612	6,237	375
Expiring 10/07/11	JPMorgan Chase	GBP	2	3,278	3,119	159
Expiring 10/07/11	UBS Securities	GBP	96	154,244	149,692	4,552
Euro,
Expiring 11/18/11	Citigroup Global Markets	EUR	2,166	3,113,426	2,901,117	212,309
Expiring 12/09/11	Bank of New York Mellon	EUR	71	96,844	95,091	1,753
Expiring 12/09/11	Deutsche Bank	EUR	2,727	3,832,976	3,652,314	180,662
Indonesia Rupiah,
Expiring 12/22/11	Standard Chartered PLC	IDR	7,805,210	833,000	880,610	(47,610)
Mexican Peso,
Expiring 11/18/11	Royal Bank of Scotland	MXN	24,775	1,864,310	1,777,677	86,633
Russian Ruble,
Expiring 12/23/11	Barclays Capital Group	RUB	11,134	351,000	340,232	10,768
Turkish Lira,
Expiring 11/18/11	State Street Bank	TRY	490	269,819	261,648	8,171

				$17,435,152	$16,339,067	$1,096,085

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2011.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,795,100,041	$384,563,186	$531
Preferred Stocks	3,838,953	4,006,548	—
Warrants	—	—	44
Asset-Backed Securities	—	20,086,496	—
Commercial Mortgage-Backed Securities	—	46,548,374	—
Corporate Obligations	—	435,365,024	—
Foreign Government Bonds	—	80,905,309	—
Municipal Bonds	—	20,640,144	—
Residential Mortgage-Backed Securities	—	5,318,288	—
U.S. Government Agency Obligations	—	8,695,729	—
U.S. Government Mortgage-Backed Securities	—	256,847,987	—
U. S. Treasury Obligations	—	117,324,976	—
Affiliated Money Market Mutual Fund	398,484,354	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	899,781	—

Total	$2,197,423,348	$1,381,201,842	$575

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.8%
ASSET-BACKED SECURITIES — 1.1%
Ally Auto Receivables Trust,
Series 2009-B, Class C, 144A
4.060%	05/16/16(g)	Aaa	$405	$424,999
Ally Master Owner Trust,
Series 2011-3, Class A2
1.810%	05/15/16	Aaa	295	297,521
AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.530%	01/06/14	Aaa	161	161,489
Series 2010-2, Class B
2.730%	03/09/15	Aaa	245	247,790
Series 2011-2, Class A3
1.610%	10/08/15	Aaa	255	257,954
Cabela’s Master Credit Card Trust,
Series 2011-2A, Class A1, 144A
2.390%	06/17/19(g)	AAA(d)	280	287,820
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	Caa1	18	12,016
Series 2003-1, Class 1A6
4.458%	03/25/14	Ba1	128	126,114
CNH Wholesale Master Note Trust,
Series 2009-1A, Class A, 144A
1.929%(c)	07/15/15(g)	AAA(d)	474	476,800
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.840%(c)	01/25/34	Caa3	59	37,322
Fannie Mae,
Series 319, Class 2, IO
6.500%	02/01/32(g)	Aaa	13	2,514
Ford Credit Floorplan Master Owner Trust,
Series 2010-3, Class C, 144A
4.990%	02/15/17(g)	Aa3	190	205,770
GE Dealer Floorplan Master Note Trust,
Series 2011-1, Class A
0.830%(c)	07/20/16	Aaa	365	365,209
Huntington Auto Trust,
Series 2011-1A, Class C, 144A
2.530%	03/15/17(g)	A2	170	169,796
Hyundai Auto Receivables Trust,
Series 2011-A, Class A4
1.780%	12/15/15	Aaa	500	511,408
JPMorgan Mortgage Acquisition Corp.,
Series 2007-CH1, Class AV2
0.295%(c)	11/25/36	A1	4	3,996
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class A, 144A
5.737%	04/20/28(g)	Aaa	162	168,935
Series 2006-2A, Class A, 144A
5.362%	10/20/28(g)	Aaa	42	42,659
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.735%(c)	09/25/35	Baa1	46	41,622
Navistar Financial Corp. Owner Trust,
Series 2010-A, Class B, 144A
4.170%	10/20/14(g)	Aa2	330	342,496

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
SMART Trust (Australia),
Series 2011-1USA, Class A3A, 144A
1.770%	10/14/14(g)	Aaa	$215	$215,960
Series 2011-2USA, Class A3A, 144A
1.540%	03/14/15(g)	Aaa	135	135,294
World Financial Network Credit Card Master Trust,
Series 2010-A, Class A
3.960%	04/15/19	AAA(d)	195	209,995

TOTAL ASSET-BACKED SECURITIES (cost $4,660,411)				4,745,479

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.3%
American Tower Trust,
Series 2007-1A, Class D, 144A
5.957%	04/15/37(g)	Baa2	260	277,836
Banc of America Commercial Mortgage, Inc.,
Series 2005-3, Class A2
4.501%	07/10/43	Aaa	277	276,344
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.830%	08/15/38	AAA(d)	935	953,140
Series 2005-PWR9, Class A4A
4.871%	09/11/42	Aaa	760	817,032
Series 2005-PWR9, Class AAB
4.804%	09/15/42	Aaa	438	453,239
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class AAB
5.608%	10/15/48	Aaa	475	495,873
Commercial Mortgage Pass-Through Certificates,
Series 2007-C9, Class A4
5.810%(c)	12/10/49	Aaa	700	755,194
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	340	349,705
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A2
3.642%	08/10/44	Aaa	315	324,841
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42	Aaa	682	706,699
Series 2006-CB14, Class A4
5.481%(c)	12/12/44	Aaa	825	890,245
Series 2007-C1, Class A4
5.716%	02/15/51	Aaa	505	534,104
Series 2010-CNTR, Class A2, 144A
4.311%	08/05/32(g)	Aaa	390	388,108
Series 2011-C3, Class B, 144A
5.013%(c)	02/16/46(g)	AA(d)	110	100,882
LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class A3
5.347%	11/15/38	AAA(d)	298	314,763
Series 2007-C2, Class A3
5.430%	05/10/37	A-(d)	360	369,714
Morgan Stanley Capital I,
Series 2008-T29, Class A4
6.456%(c)	01/11/43	AA(d)	608	703,095
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class A3
5.558%(c)	03/15/45	Aaa	436	480,290

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class B, 144A
5.174%(c)	02/15/44(g)	Aa2		$235	$225,365

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $8,855,064)					9,416,469

CORPORATE OBLIGATIONS — 14.9%
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
10.000%	07/15/17	Baa3		125	142,188
Lamar Media Corp.,
Gtd. Notes
6.625%	08/15/15	B1		302	297,470
Omnicom Group, Inc.,
Sr. Unsec’d. Notes
4.450%	08/15/20	Baa1		295	297,612

					737,270

Aerospace & Defense
L-3 Communications Corp.,
Gtd. Notes
4.750%	07/15/20	Baa3		210	217,333

Airlines — 0.2%
Continental Airlines 2009-1 Pass-Through Trust,
Pass-Through Certificates
9.000%	07/08/16	Baa2		141	155,153
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	05/10/21	Baa2		57	59,971
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	01/12/21	Baa2		65	63,050
Continental Airlines, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	09/15/15(g)	Ba2		225	216,000
Delta Air Lines 2009-1 Class A Pass-Through Trust,
Series 29-1, Pass-Through Certificates
7.750%	06/17/21	Baa2		70	73,618
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Series 21-2, Pass-Through Certificates
4.950%	05/23/19	Baa2		59	58,549
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Series 211-1, Pass-Through Certificates
5.300%	04/15/19	Baa2		40	39,200
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	03/01/17	Baa3		190	203,648

					869,189

Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes
6.375%	12/15/20	B1		400	388,000

Automobile Manufacturers
Fiat Finance North America, Inc.,
Gtd. Notes, MTN
5.625%	06/12/17	Ba1	EUR	100	113,542

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Beverages
Cott Beverages, Inc.,
Gtd. Notes
8.125%	09/01/18	B3		$225	$229,500

Biotechnology — 0.1%
Life Technologies Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/16	Ba1		340	346,109

Business Services
Manpower, Inc.,
Sr. Unsec’d. Notes, MTN
4.750%	06/14/13	Baa3	EUR	150	205,028

Commercial Banks — 0.2%
Bank of America Corp.,
Sr. Unsec’d. Notes
3.750%	07/12/16	Baa1		670	609,573
Sub. Notes, MTN
4.750%(c)	05/23/17	Baa2	EUR	50	48,095
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.125%	07/15/14(a)	Baa1		225	222,758

					880,426

Commercial Services
Verisk Analytics, Inc.,
Gtd. Notes
5.800%	05/01/21	Ba1		115	129,105

Computer Services & Software — 0.1%
Fidelity National Information Services, Inc.,
Gtd. Notes
7.625%	07/15/17	Ba2		25	26,000
7.875%	07/15/20	Ba2		50	52,000
First Data Corp.,
Gtd. Notes, 144A
12.625%	01/15/21(g)	Caa1		400	296,000
Fiserv, Inc.,
Gtd. Notes
3.125%	06/15/16	Baa2		85	86,026

					460,026

Computers — 0.1%
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
3.000%	09/15/16	A2		305	307,543

Containers & Packaging — 0.1%
Sealed Air Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/15/19(g)	B1		200	202,000
Solo Cup Co./Solo Cup Operating Corp.,
Sr. Sec’d. Notes
10.500%	11/01/13	B2		125	123,750

					325,750

Electric — 0.2%
Alabama Power Co.,
Sr. Unsec’d. Notes
3.375%	10/01/20	A2		160	166,258

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Electric (cont’d.)
FirstEnergy Corp.,
Sr. Unsec’d. Notes
7.375%	11/15/31	Baa3	$255	$314,502
FirstEnergy Solutions Corp.,
Gtd. Notes
4.800%	02/15/15	Baa3	155	164,372
LG&E and KU Energy LLC,
Sr. Unsec’d. Notes
2.125%	11/15/15	Baa2	165	160,714

				805,846

Electronic Components & Equipment — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
5.000%	07/15/20	Baa2	75	80,916
Emerson Electric Co.,
Sr. Unsec’d. Notes
5.250%	11/15/39	A2	235	284,306

				365,222

Entertainment & Leisure — 0.4%
Ameristar Casinos, Inc.,
Gtd. Notes, 144A
7.500%	04/15/21(g)	B3	300	290,250
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes
11.250%	06/01/17	B3	350	353,062
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.875%	08/15/16	Baa2	310	308,993
MGM Resorts International,
Sr. Sec’d. Notes
9.000%	03/15/20	Ba3	200	207,750
Regal Cinemas Corp.,
Gtd. Notes
8.625%	07/15/19	B2	150	152,625
Regal Entertainment Group,
Gtd. Notes
9.125%	08/15/18(a)	B3	400	396,000

				1,708,680

Environmental Control — 0.1%
Republic Services, Inc.,
Gtd. Notes
5.700%	05/15/41	Baa3	305	345,501

Farming & Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
4.750%	05/05/21	Baa1	400	413,748
9.250%	08/06/19	Baa1	260	340,809
Bunge Ltd. Finance Corp.,
Gtd. Notes
4.100%	03/15/16	Baa2	85	87,300
Bunge NA Finance LP,
Gtd. Notes
5.900%	04/01/17	Baa2	170	185,706

				1,027,563

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Financial – Bank & Trust — 1.2%
Bank of America Corp.,
Sr. Unsec’d. Notes
5.625%	07/01/20(a)	Baa1		$335	$308,556
6.500%	08/01/16	Baa1		515	511,419
Sr. Unsec’d. Notes, MTN
7.000%	06/15/16	Baa1	EUR	150	200,124
Sub. Notes, MTN
4.000%(c)	03/28/18	A3	EUR	300	273,127
4.625%	02/07/17	Baa2	EUR	250	264,573
BB&T Capital Trust II,
Ltd. Gtd. Notes
6.750%	06/07/36	Baa1		150	148,718
Citigroup, Inc.,
Sub. Notes, MTN
4.750%(c)	05/31/17	Baa1	EUR	100	104,048
FIA Card Services NA,
Sub. Notes
7.125%	11/15/12	A3		80	81,364
Fifth Third Bancorp,
Sr. Unsec’d. Notes
3.625%	01/25/16	Baa1		120	121,993
Sub. Notes
8.250%	03/01/38	Baa2		190	227,299
International Lease Finance Corp.,
Sr. Unsec’d. Notes
8.625%	09/15/15	B1		375	372,188
Sr. Unsec’d. Notes, MTN
6.625%	11/15/13	B1		200	194,000
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes, MTN
5.250%	01/14/15	Aa3	EUR	200	281,632
KeyCorp,
Sr. Unsec’d. Notes, MTN
3.750%	08/13/15	Baa1		260	267,841
5.100%	03/24/21	Baa1		80	80,728
PNC Funding Corp.,
Bank Gtd. Notes
4.375%	08/11/20	A3		140	145,164
5.625%	02/01/17	Baa1		195	211,717
Regions Financial Corp.,
Sr. Unsec’d. Notes
5.750%	06/15/15	Ba3		65	62,400
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/16	Baa1		145	147,010
U.S. Bancorp,
Jr. Sub. Notes
3.442%	02/01/16	A2		225	228,375
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.600%	04/01/21	A2		610	652,033

					4,884,309

Financial Services — 3.4%
Ally Financial, Inc.,
Gtd. Notes
8.000%	03/15/20	B1		275	254,546

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d.)
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
6.250%	07/16/13	A1	EUR	100	$143,664
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
7.300%	06/28/19	A3		$185	227,060
CIT Group, Inc.,
Sec’d. Notes
7.000%	05/01/17	B2		400	388,000
Citigroup, Inc.,
Sr. Unsec’d. Notes
5.000%	08/02/19	A3	EUR	300	382,214
5.375%	08/09/20	A3		175	181,303
5.500%	10/15/14	A3		180	187,011
6.125%	05/15/18	A3		190	203,795
6.500%	08/19/13	A3		425	447,226
Sr. Unsec’d. Notes, MTN
3.500%	08/05/15	A3	EUR	270	340,655
6.250%	09/02/19	A3	GBP	70	113,207
6.400%	03/27/13	A3	EUR	80	109,786
Sub. Notes
4.750%(c)	02/10/19	Baa1	EUR	70	75,088
Unsec’d. Notes
8.500%	05/22/19	A3		265	320,072
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
6.113%	01/15/40(g)	A2		283	318,092
E*Trade Financial Corp.,
Sr. Unsec’d. Notes
6.750%	06/01/16	B2		400	399,000
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.250%	01/10/14(g)	Baa1		90	90,506
5.250%	10/01/20(g)	Baa1		125	136,917
Sr. Notes, 144A
4.500%	08/16/21(g)	Baa1		65	65,575
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
12.000%	05/15/15	Ba2		50	60,000
General Electric Capital Corp.,
Sr. Unsec’d. Notes
2.100%	01/07/14	Aa2		1,370	1,378,182
Sub. Notes
5.300%	02/11/21(a)	Aa3		220	228,228
Goldman Sachs Capital I,
Gtd. Notes
6.345%	02/15/34	A3		205	185,639
Goldman Sachs Group, Inc. (The),
Sr. Notes
6.250%	02/01/41	A1		70	68,069
Sr. Unsec’d. Notes
3.625%	02/07/16	A1		75	73,018
3.750%	02/04/13	A1	EUR	100	132,533
5.125%	10/16/14	Aa3	EUR	50	66,904
6.150%	04/01/18	A1		800	829,021
7.500%	02/15/19(a)	A1		130	145,069
Sr. Unsec’d. Notes, MTN
4.500%	01/30/17	A1	EUR	400	502,396
6.375%	05/02/18	A1	EUR	120	163,344

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d.)
GTP Acquisition Partners I LLC,
Sec’d. Notes, 144A
4.347%	06/15/41(g)	A2		$70	$71,027
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
5.875%	06/08/14	Baa2		126	132,197
6.250%	01/15/36	Baa2		250	226,783
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
6.300%	04/23/19	Aa3		795	899,407
Sr. Unsec’d. Notes, MTN
4.375%	01/30/14	Aa3	EUR	50	68,599
Sub. Notes, MTN
4.375%(c)	11/12/19	A1	EUR	300	364,342
JPMorgan Chase Capital XXII,
Ltd. Gtd. Notes
6.450%	01/15/87	A2		195	194,256
JPMorgan Chase Capital XXVII,
Ltd. Gtd. Notes
7.000%	11/01/39	A2		220	220,792
Mellon Funding Corp.,
Gtd. Notes
6.375%	11/08/11	Aa2	GBP	250	391,450
Morgan Stanley,
Sr. Unsec’d. Notes
3.450%	11/02/15	A2		635	584,803
4.000%	07/24/15	A2		320	301,634
4.200%	11/20/14	A2		480	469,427
Sr. Unsec’d. Notes, MTN
5.000%	05/02/19	A2	EUR	350	420,407
5.125%	11/30/15	A2	GBP	150	220,227
5.500%	10/02/17	A2	EUR	200	251,125
New York Life Global Funding,
Sr. Unsec’d. Notes, MTN
4.375%	01/19/17	Aaa	EUR	150	211,955
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes
9.250%	04/01/15	B3		350	347,375
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
4.250%	04/15/16	Baa2		50	50,517
SLM Corp.,
Sr. Notes, MTN
6.250%	01/25/16	Ba1		110	107,969
Sr. Unsec’d. Notes, MTN
5.125%	08/27/12	Ba1		65	64,970
8.450%	06/15/18	Ba1		130	135,222

					13,950,604

Food — 0.2%
Ahold Finance USA LLC,
Gtd. Notes, MTN
5.875%	03/14/12	Baa3	EUR	100	136,134
6.500%	03/14/17	Baa3	GBP	100	176,866
Blue Merger Sub, Inc.,
Gtd. Notes, 144A
7.625%	02/15/19(g)	B3		175	147,875

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Food (cont’d.)
Kraft Foods, Inc.,
Gtd. Notes, MTN
7.250%	07/18/18	Baa2	GBP	70	$131,988
Kroger Co. (The),
Gtd. Notes
5.400%	07/15/40	Baa2		$115	126,077

					718,940

Healthcare Services — 0.3%
Capella Healthcare, Inc.,
Gtd. Notes, 144A
9.250%	07/01/17(g)	B3		175	166,250
CHS/Community Health Systems, Inc.,
Gtd. Notes
8.875%	07/15/15(a)	B3		125	122,812
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22	B3		400	369,000
Kindred Healthcare, Inc.,
Gtd. Notes, 144A
8.250%	06/01/19(g)	B3		400	305,500
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.875%	10/15/20	A3		75	79,195
4.700%	02/15/21(a)	A3		80	88,289
WellPoint, Inc.,
Sr. Unsec’d. Notes
4.350%	08/15/20	Baa1		30	31,744

					1,162,790

Holding Companies – Diversified — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Sr. Sec’d. Notes, 144A
8.500%	10/15/16(g)	Ba3		350	350,875

Insurance — 0.7%
Aflac, Inc.,
Sr. Unsec’d. Notes
8.500%	05/15/19	A3		220	267,794
Allstate Corp. (The),
Sr. Unsec’d. Notes
7.450%	05/16/19	A3		135	165,025
American International Group, Inc.,
Sr. Unsec’d. Notes
4.250%	09/15/14	Baa1		110	106,979
Sr. Unsec’d. Notes, MTN
5.450%	05/18/17	Baa1		50	47,879
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/21	Aa2		205	215,124
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/20	Baa3		155	159,262
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.850%	06/24/21	Baa2		140	134,963
MetLife, Inc.,
Sr. Unsec’d. Notes
4.750%	02/08/21	A3		285	296,592

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Insurance (cont’d.)
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, MTN
4.625%	05/16/17	Aa3	EUR	150	$207,123
PartnerRe Finance B LLC,
Gtd. Notes
5.500%	06/01/20	A2		$120	124,781
Principal Financial Group, Inc.,
Gtd. Notes
6.050%	10/15/36	A3		175	185,529
Provident Cos., Inc.,
Sr. Unsec’d. Notes
7.000%	07/15/18	Baa3		115	129,635
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
5.000%	06/01/21	Baa1		170	178,243
5.625%	03/15/17	Baa1		45	49,333
6.450%	11/15/19	Baa1		95	107,826
Sun Life Financial Global Funding LP,
Gtd. Notes, 144A
0.496%(c)	10/06/13(g)	A1		285	283,024
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
3.900%	11/01/20	A2		70	71,786
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20	Baa3		60	66,093

					2,796,991

Machinery & Equipment — 0.1%
Case New Holland, Inc.,
Gtd. Notes
7.750%	09/01/13	Ba2		250	260,625
Roper Industries, Inc.,
Sr. Unsec’d. Notes
6.250%	09/01/19	Baa2		150	177,381

					438,006

Manufacturing — 0.1%
GE Capital Trust IV,
Sub. Notes
4.625%(c)	09/15/66	Aa3	EUR	250	263,484
Koppers, Inc.,
Gtd. Notes
7.875%	12/01/19	B1		140	145,250

					408,734

Media — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
7.875%	04/30/18	B1		175	178,061
Comcast Corp.,
Gtd. Notes
5.700%	05/15/18	Baa1		365	421,841
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.550%	03/15/15	Baa2		90	93,862
5.875%	10/01/19	Baa2		150	168,765

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
Historic TW, Inc.,
Gtd. Notes
6.875%	06/15/18	Baa2	$390	$460,069
NBCuniversal Media LLC,
Sr. Unsec’d. Notes
5.150%	04/30/20	Baa2	405	444,115
News America, Inc.,
Gtd. Notes
4.500%	02/15/21	Baa1	275	276,281
6.150%	03/01/37	Baa1	315	336,530
TCM Sub LLC,
Gtd. Notes, 144A
3.550%	01/15/15(g)	Baa1	210	223,382
Time Warner Cable, Inc.,
Gtd. Notes
5.500%	09/01/41	Baa2	270	266,870
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	11/01/20(g)	B2	275	257,812
XM Satellite Radio, Inc.,
Gtd. Notes, 144A
7.625%	11/01/18(g)	B2	400	404,000

				3,531,588

Metals & Mining — 0.5%
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.950%	01/15/21	Baa3	325	342,047
Arch Coal, Inc.,
Gtd. Notes
8.750%	08/01/16	B1	125	132,500
Barrick North America Finance LLC,
Gtd. Notes
5.700%	05/30/41(a)	Baa1	315	338,655
Cliffs Natural Resources, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/21	Baa3	195	188,486
CONSOL Energy, Inc.,
Gtd. Notes
8.000%	04/01/17(a)	B1	225	235,125
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.,
Gtd. Notes
8.250%	04/15/18	B2	175	166,250
Valmont Industries, Inc.,
Gtd. Notes
6.625%	04/20/20	Baa3	275	319,700
Vulcan Materials Co.,
Sr. Unsec’d. Notes
7.500%	06/15/21(a)	Ba2	400	373,165

				2,095,928

Office Equipment — 0.1%
Xerox Corp.,
Sr. Unsec’d. Notes
6.350%	05/15/18	Baa2	275	312,579

Oil & Gas — 1.5%
Apache Corp.,
Sr. Unsec’d. Notes
5.100%	09/01/40(a)	A3	260	290,054

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
Berry Petroleum Co.,
Sr. Unsec’d. Notes
6.750%	11/01/20	B2		$200	$191,000
Boardwalk Pipelines LP,
Gtd. Notes
5.750%	09/15/19	Baa2		190	212,051
Sr. Unsec’d. Notes
5.500%	02/01/17	Baa2		60	65,480
Chesapeake Energy Corp.,
Gtd. Notes
6.625%	08/15/20	Ba3		350	360,500
Denbury Resources, Inc.,
Gtd. Notes
8.250%	02/15/20	B1		374	392,700
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
5.150%	09/01/14	Baa1		115	124,714
5.700%	10/15/39	Baa1		205	228,168
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.500%	02/01/16(a)	A3		85	86,757
5.875%	09/15/17	A3		150	176,911
Hess Corp.,
Sr. Unsec’d. Notes
6.000%	01/15/40	Baa2		255	290,818
Marathon Oil Corp.,
Sr. Unsec’d. Notes
6.000%	10/01/17	Baa2		230	262,852
6.600%	10/01/37	Baa2		30	35,612
Motiva Enterprises LLC,
Sr. Unsec’d. Notes, 144A
6.850%	01/15/40(g)	A2		70	88,479
Nabors Industries, Inc.,
Gtd. Notes
9.250%	01/15/19	Baa2		170	215,053
Newfield Exploration Co.,
Sr. Sub. Notes
6.875%	02/01/20	Ba2		350	360,500
Noble Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	03/01/41	Baa2		150	167,480
NuStar Logistics LP,
Gtd. Notes
4.800%	09/01/20	Baa3		145	152,195
Pemex Project Funding Master Trust,
Gtd. Notes
5.750%	03/01/18	Baa1		470	508,775
6.250%	08/05/13	Baa1	EUR	100	139,012
6.375%	08/05/16	Baa1	EUR	200	285,031
Gtd. Notes, MTN
7.500%	12/18/13	Baa1	GBP	160	263,228
Penn Virginia Corp.,
Gtd. Notes
10.375%	06/15/16	B2		100	104,750
QEP Resources, Inc.,
Sr. Unsec’d. Notes
6.875%	03/01/21	Ba1		50	52,250

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
Reliance Holdings USA, Inc.,
Gtd. Notes, 144A
4.500%	10/19/20(g)	Baa2	$250	$229,396
Rowan Cos., Inc.,
Sr. Unsec’d. Notes
5.000%	09/01/17	Baa3	245	253,877
Sempra Energy,
Sr. Unsec’d. Notes
6.000%	10/15/39(a)	Baa1	145	175,487
Southern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
5.900%	04/01/17(g)	Baa3	60	67,300
Tesoro Corp.,
Gtd. Notes
9.750%	06/01/19	Ba1	125	135,000
Valero Energy Corp.,
Gtd. Notes
6.125%	06/15/17	Baa2	355	395,001

				6,310,431

Pharmaceuticals — 0.2%
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
4.625%	12/15/20	Baa3	195	211,664
Express Scripts, Inc.,
Gtd. Notes
3.125%	05/15/16	Baa3	180	181,748
6.250%	06/15/14	Baa3	90	99,064
Giant Funding Corp.,
Sr. Sec’d. Notes, 144A
8.250%	02/01/18(g)	B3	100	100,000
Medco Health Solutions, Inc.,
Sr. Unsec’d. Notes
2.750%	09/15/15	Baa3	75	75,424
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC,
Gtd. Notes
7.750%	09/15/18	B3	225	214,875

				882,775

Pipelines — 0.5%
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.875%	02/01/21	Baa3	50	51,496
5.500%	08/15/19	Baa3	160	175,162
6.050%	01/15/18	Baa3	115	131,197
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41	Baa2	60	65,348
El Paso Natural Gas Co.,
Sr. Unsec’d. Notes
5.950%	04/15/17	Baa3	60	67,496
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
5.200%	03/15/20	Baa2	40	42,561
5.500%	09/15/40	Baa2	95	97,082
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/01/16	Baa3	330	337,114
5.950%	02/01/41	Baa3	70	75,088

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Pipelines (cont’d.)
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	Baa2	$30	$30,983
Plains All American Pipeline LP/PAA Finance Corp.,
Gtd. Notes
5.750%	01/15/20	Baa3	200	218,142
6.500%	05/01/18	Baa3	85	97,871
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
6.875%	12/01/18	B1	225	231,750
Southeast Supply Header LLC,
Sr. Notes, 144A
4.850%	08/15/14(g)	Baa3	130	139,022
Williams Partners LP,
Sr. Unsec’d. Notes
4.125%	11/15/20	Baa3	140	138,914
6.300%	04/15/40	Baa3	170	188,150

				2,087,376

Real Estate — 0.2%
AMB Property LP,
Gtd. Notes
4.500%	08/15/17	Baa2	155	145,847
6.625%	12/01/19	Baa2	125	129,025
Regency Centers LP,
Gtd. Notes
5.875%	06/15/17	Baa2	85	91,924
WEA Finance LLC,
Gtd. Notes, 144A
4.625%	05/10/21(g)	A2	175	167,108
WEA Finance LLC/WT Finance Aust Pty Ltd,
Gtd. Notes, 144A
7.500%	06/02/14(g)	A2	105	117,129

				651,033

Real Estate Investment Trusts — 0.2%
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
5.900%	04/01/20	Baa1	20	21,711
6.000%	07/15/12	Baa1	110	113,052
Hospitality Properties Trust,
Sr. Unsec’d. Notes
5.625%	03/15/17	Baa2	150	152,288
Kilroy Realty LP,
Gtd. Notes
4.800%	07/15/18	Baa3	145	139,879
6.625%	06/01/20	Baa3	160	173,879
Reckson Operating Partnership LP,
Sr. Unsec’d. Notes
6.000%	03/31/16	Ba1	190	200,378
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
3.125%	11/30/15	Baa2	50	49,421

				850,608

Retail & Merchandising — 0.3%
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.400%	03/01/16(a)	A3	360	407,334

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Retail & Merchandising (cont’d.)
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.350%	03/15/12	Ba1		$140	$142,154
5.900%	12/01/16	Ba1		25	27,438
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.750%	05/01/20	Baa1		80	87,796
O’Reilly Automotive, Inc.,
Gtd. Notes
4.875%	01/14/21	Baa3		285	295,461
QVC, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	10/01/19(g)	Ba2		360	383,400

					1,343,583

Semiconductors — 0.1%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.750%	08/01/20(a)	Ba3		200	196,000
Broadcom Corp.,
Sr. Unsec’d. Notes, 144A
2.375%	11/01/15(g)	A2		55	55,484

					251,484

Telecommunications — 0.9%
American Tower Corp.,
Sr. Unsec’d. Notes
7.250%	05/15/19(a)	Baa3		276	317,190
AT&T, Inc.,
Sr. Unsec’d. Notes
5.550%	08/15/41	A2		100	107,662
5.875%	04/28/17	A2	GBP	100	177,108
6.550%	02/15/39	A2		655	775,705
Avaya, Inc.,
Gtd. Notes
9.750%	11/01/15	Caa2		400	292,000
Sr. Sec’d. Notes, 144A
7.000%	04/01/19(g)	B1		375	318,750
CommScope, Inc.,
Gtd. Notes, 144A
8.250%	01/15/19(g)	B3		200	195,000
NII Capital Corp.,
Gtd. Notes
8.875%	12/15/19	B2		25	26,062
10.000%	08/15/16	B2		339	371,205
PAETEC Holding Corp.,
Sr. Sec’d. Notes
8.875%	06/30/17	Ba3		200	210,000
SBA Telecommunications, Inc.,
Gtd. Notes
8.000%	08/15/16	B1		435	455,662
8.250%	08/15/19	B1		50	52,500
Sprint Nextel Corp.,
Sr. Unsec’d. Notes
8.375%	08/15/17	B1		200	186,000
Viasat, Inc.,
Gtd. Notes
8.875%	09/15/16	B1		125	126,875

					3,611,719

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Tobacco — 0.1%
Philip Morris International, Inc.,
Sr. Unsec’d. Notes, MTN
5.875%	09/04/15	A2	EUR	100	$150,970
Reynolds American, Inc.,
Gtd. Notes
7.250%	06/01/13	Baa3		$245	267,291

					418,261

Transportation — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.050%	03/01/41	A3		150	160,815
5.400%	06/01/41	A3		105	118,513
GATX Corp.,
Sr. Unsec’d. Notes
3.500%	07/15/16	Baa1		95	94,591
4.850%	06/01/21	Baa1		190	192,504
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/41	Baa2		240	246,531

					812,954

Utilities — 1.0%
AGL Capital Corp.,
Gtd. Notes
5.250%	08/15/19	Baa1		125	140,756
Allegheny Energy Supply Co. LLC,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/39(g)	Baa3		160	170,515
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.375%	04/01/36	Baa2		170	206,921
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.900%	10/01/16	Baa2		290	333,802
Black Hills Corp.,
Sr. Unsec’d. Notes
6.500%	05/15/13	Baa3		190	202,688
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/15/21(g)	B1		375	358,125
Constellation Energy Group, Inc.,
Sr. Unsec’d. Notes
5.150%	12/01/20	Baa3		270	275,353
Consumers Energy Co.,
First Mortgage
6.000%	02/15/14	A3		170	185,940
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39	A3		150	174,318
Massachusetts Electric Co.,
Sr. Unsec’d. Notes, 144A
5.900%	11/15/39(g)	A3		250	307,808
Nevada Power Co.,
General Ref. Mortgage
5.450%	05/15/41	Baa2		170	199,378
6.650%	04/01/36	Baa2		125	165,764

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Utilities (cont’d.)
NiSource Finance Corp.,
Gtd. Notes
5.950%	06/15/41	Baa3		$210	$227,505
Nisource Finance Corp.,
Gtd. Notes
6.250%	12/15/40	Baa3		80	90,440
NRG Energy, Inc.,
Gtd. Notes, 144A
7.625%	01/15/18(g)	B1		200	186,000
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19	Baa1		100	111,030
Tampa Electric Co.,
Sr. Unsec’d. Notes
6.150%	05/15/37	Baa1		230	285,314
West Penn Power Co.,
First Mortgage, 144A
5.950%	12/15/17(g)	A3		130	153,150
Westar Energy, Inc.,
First Mortgage
5.100%	07/15/20	Baa1		145	162,652

					3,937,459

TOTAL CORPORATE OBLIGATIONS
(cost $60,890,034)					61,270,660

FOREIGN BONDS — 53.4%
Argentina — 0.1%
Aeropuertos Argentina 2000 SA,
Sr. Sec’d. Notes, 144A
10.750%	12/01/20	B2		97	98,940
Banco de Galicia y Buenos Aires,
Sr. Unsec’d. Notes, 144A
8.750%	05/04/18	B2		200	184,000
IRSA Inversiones y Representaciones SA,
Sr. Unsec’d. Notes, 144A
11.500%	07/20/20	B(d)		200	193,928

					476,868

Australia — 0.4%
Australia & New Zealand Banking Group Ltd.,
Sub. Notes, MTN
5.125%	09/10/19	Aa2	EUR	100	131,515
Commonwealth Bank of Australia,
Sr. Unsec’d. Notes, 144A
3.750%	10/15/14(g)	Aa2		145	150,605
Sr. Unsec’d. Notes, MTN
3.875%	12/14/15	Aa1	GBP	100	159,887
Sub. Notes, MTN
5.500%	08/06/19	Aa2	EUR	150	201,632
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A
7.000%	11/01/15(g)	B1		100	93,000
National Australia Bank Ltd.,
Sr. Unsec’d. Notes, MTN
5.375%	12/08/14	Aa1	GBP	100	166,923
Wesfarmers Ltd.,
Gtd. Notes, 144A
2.983%	05/18/16(g)	Baa1		135	136,658
Sr. Unsec’d. Notes, MTN

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Australia (cont’d.)
3.875%	07/10/15	Baa1	EUR	100	$139,486
Westfield Europe Finance PLC/WEA Finance LLC,
Gtd. Notes
3.625%	06/27/12	A2	EUR	100	135,189
Westpac Banking Corp.,
Sr. Unsec’d. Notes, MTN
4.250%	09/22/16	Aa1	EUR	150	207,482
5.000%	10/21/19	Aa1	GBP	50	80,325
Woodside Finance Ltd.,
Gtd. Notes, 144A
4.500%	11/10/14(g)	Baa1		$70	74,322

					1,677,024

Austria — 0.1%
Republic of Austria,
Sr. Unsec’d. Notes
6.250%	07/15/27	Aaa	EUR	179	332,992
Telekom Finanzmanagement GmbH,
Gtd. Notes
6.375%	01/29/16	A3	EUR	175	251,175

					584,167

Belgium — 0.6%
Anheuser-Busch InBev NV,
Gtd. Notes, MTN
6.500%	06/23/17	Baa1	GBP	50	91,064
8.625%	01/30/17	Baa1	EUR	125	213,058
Belgium Government,
Bonds
4.000%	03/28/18	Aa1	EUR	229	319,396
4.250%	09/28/21	Aa1	EUR	155	217,792
5.000%	03/28/35	Aa1	EUR	863	1,298,876
Delhaize Group SA,
Gtd. Notes
5.625%	06/27/14	Baa3	EUR	200	281,968

					2,422,154

Bermuda — 0.3%
Bacardi Ltd.,
Gtd. Notes, MTN
7.750%	04/09/14	Baa1	EUR	150	224,748
China Oriental Group Co. Ltd.,
Sr. Sec’d. Notes, 144A
8.000%	08/18/15	Ba1		200	156,000
Digicel Group Ltd.,
Sr. Unsec’d. Notes
8.875%	01/15/15	Caa1		140	132,300
Sr. Unsec’d. Notes, 144A
10.500%	04/15/18	Caa1		200	197,000
Holcim GB Finance Ltd.,
Gtd. Notes
8.750%	04/24/17	Baa2	GBP	50	92,124
Weatherford International Ltd.,
Gtd. Notes
6.750%	09/15/40	Baa2		250	266,619
9.625%	03/01/19	Baa2		40	51,681

					1,120,472

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Brazil — 1.3%
BR Malls International Finance Ltd.,
Gtd. Notes
9.750%	11/29/49	BB-(d)		$100	$101,500
Brazil Notas do Tesouro Nacional,
Series B, Bonds
6.000%	08/15/20	Baa3	BRL	1,559	1,757,632
Series B, Notes
6.000%	05/15/15	Baa3	BRL	893	1,011,548
Series F, Bonds
10.000%	01/01/21	Baa3	BRL	2,229	1,109,184
Series F, Notes
10.000%	01/01/12	Baa3	BRL	1,050	570,107
Telemar Norte Leste SA,
Sr. Unsec’d. Notes
5.125%	12/15/17	Baa2	EUR	150	189,507
Sr. Unsec’d. Notes, 144A
5.500%	10/23/20	Baa2		129	122,550
Votorantim Cimentos SA,
Gtd. Notes, 144A
5.250%	04/28/17(g)	Baa3	EUR	100	130,793
7.250%	04/05/41	Baa3		200	187,000

					5,179,821

Canada — 3.2%
Canada Housing Trust No. 1,
Gov’t. Gtd. Notes, 144A
4.800%	06/15/12(g)	Aaa	CAD	705	690,811
Canadian Government,
Bonds
3.500%	06/01/13	Aaa	CAD	1,045	1,040,293
4.000%	06/01/16	Aaa	CAD	1,133	1,210,912
4.000%	06/01/41	Aaa	CAD	740	879,010
4.500%	06/01/15	Aaa	CAD	2,004	2,139,685
5.250%	06/01/12	Aaa	CAD	964	946,475
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
6.250%	03/15/38	Baa1		225	267,988
Connacher Oil and Gas Ltd.,
Sec’d. Notes, 144A
8.500%	08/01/19(g)	Caa2		400	308,000
Kinder Morgan Finance Co. ULC,
Gtd. Notes
5.700%	01/05/16	Ba1		300	300,750
Province of British Columbia Canada,
Notes
3.700%	12/18/20	Aaa	CAD	1,735	1,746,871
Province of Quebec,
Bonds
5.000%	12/01/38	Aa2	CAD	655	736,645
Royal Bank of Canada,
Covered Bonds
4.625%	01/22/18	Aaa	EUR	1,540	2,310,386
Talisman Energy, Inc.,
Sr. Unsec’d. Notes
3.750%	02/01/21(a)	Baa2		270	262,157
Teck Resources Ltd.,
Sr. Sec’d. Notes
10.250%	05/15/16	Baa2		49	57,604

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value

FOREIGN BONDS (Continued)
Canada (cont’d.)
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes
2.500%	07/14/16	Aaa		$240	$246,341

					13,143,928

Cayman Islands — 0.7%
Central China Real Estate Ltd.,
Sr. Sec’d. Notes
12.250%	10/20/15	B1		200	153,690
China Shanshui Cement Group Ltd.,
Gtd. Notes
8.500%	05/25/16	BB-(d)		200	148,000
Country Garden Holdings Co.,
Sr. Unsec’d. Notes, 144A
11.125%	02/23/18	Ba3		200	152,000
DP World Sukuk Ltd.,
Bonds
6.250%	07/02/17	Baa3		400	399,000
Embraer Overseas Ltd.,
Gtd. Notes
6.375%	01/15/20	Baa3		125	135,625
Fibria Overseas Finance Ltd.,
Gtd. Notes, 144A
7.500%	05/04/20	Ba1		430	404,200
Longfor Properties Co. Ltd.,
Gtd. Notes, 144A
9.500%	04/07/16	Ba3		200	160,000
Pacific Life Funding LLC,
Sec’d. Notes, MTN
5.125%	01/20/15	A1	GBP	250	407,842
Petrobras International Finance Co.,
Gtd. Notes
5.750%	01/20/20	A3		75	77,850
5.875%	03/01/18	A3		240	249,929
7.875%	03/15/19	A3		65	75,400
Principal Financial Global Funding II LLC,
Sr. Sec’d. Notes, MTN
4.500%	01/26/17	Aa3	EUR	100	133,421
TAM Capital 3, Inc.,
Gtd. Notes, 144A
8.375%	06/03/21	B(d)		200	184,000
Vale Overseas Ltd.,
Gtd. Notes
6.250%	01/23/17	Baa2		225	243,900

					2,924,857

Chile
Celulosa Arauco y Constitucion SA,
Sr. Unsec’d. Notes
5.000%	01/21/21	Baa2		50	50,089

Cyprus
Mriya Agro Holding PLC,
Sr. Unsec’d. Notes
10.950%	03/30/16	B(d)		200	165,442

Czech Republic — 0.1%
CEZ A/S,
Sr. Unsec’d. Notes
4.125%	10/17/13	A2	EUR	150	208,753

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value

FOREIGN BONDS (Continued)
Denmark — 0.5%
Carlsberg Breweries A/S,
Sr. Unsec’d. Notes, MTN
6.000%	05/28/14	Baa2	EUR	200	$288,927
7.250%	11/28/16	Baa2	GBP	50	91,117
Danske Bank A/S,
Sr. Unsec’d. Notes, MTN
4.750%	06/04/14	A2	EUR	100	137,498
Kingdom of Denmark,
Bonds
5.000%	11/15/13	Aaa	DKK	7,590	1,489,908

					2,007,450

France — 2.5%
Autoroutes du Sud de la France,
Sr. Unsec’d. Notes, MTN
7.375%	03/20/19	Baa1	EUR	100	161,903
AXA SA,
Sub. Notes, MTN
5.250%(c)	04/16/40	A3	EUR	150	144,401
Banque PSA Finance,
Sr. Unsec’d. Notes, 144A
4.375%	04/04/16(g)	Baa1		$290	277,735
Sr. Unsec’d. Notes, MTN
3.625%	04/29/14	Baa1	EUR	250	325,126
BPCE SA,
Sr. Unsec’d. Notes, 144A
2.375%	10/04/13(g)	Aa3		165	157,572
Casino Guichard Perrachon SA,
Sr. Unsec’d. Notes, MTN
6.375%	04/04/13	BBB-(d)	EUR	50	70,074
4.875%	04/10/14	BBB-(d)	EUR	100	138,331
Cie de St-Gobain,
Sr. Unsec’d. Notes, MTN
4.000%	10/08/18	Baa2	EUR	170	221,006
Cie Generale de Geophysique - Vertias,
Gtd. Notes
9.500%	05/15/16	Ba3		200	205,000
EDF SA,
Sr. Unsec’d. Notes, MTN
6.875%	12/12/22	Aa3	GBP	50	95,049
Electricite de France,
Sr. Unsec’d. Notes, 144A
6.950%	01/26/39(g)	Aa3		135	168,083
Sr. Unsec’d. Notes, MTN
6.250%	01/25/21	Aa3	EUR	100	160,792
Eutelsat SA,
Sr. Unsec’d. Notes
4.125%	03/27/17	BBB(d)	EUR	200	271,762
France Telecom SA,
Sr. Unsec’d. Notes
2.750%	09/14/16	A3		250	248,078
French Government,
Bonds
5.750%	10/25/32	Aaa	EUR	2,629	4,763,414
GDF Suez,
Sr. Unsec’d. Notes, MTN
5.625%	01/18/16	A1	EUR	280	421,528

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value

FOREIGN BONDS (Continued)
France (cont’d.)
HSBC France,
Sr. Unsec’d. Notes, MTN
4.875%	01/15/14	Aa3	EUR	100	$140,774
Lafarge SA,
Sr. Unsec’d. Notes, MTN
6.250%	04/13/18	Baa3	EUR	250	298,121
Legrand SA,
Sr. Unsec’d. Notes
4.250%	02/24/17	BBB+(d)	EUR	150	209,109
Pernod-Ricard SA,
Sr. Unsec’d. Notes
5.000%	03/15/17	Baa3	EUR	100	133,823
PPR,
Sr. Unsec’d. Notes, MTN
8.625%	04/03/14	BBB-(d)	EUR	100	151,264
RCI Banque SA,
Sr. Unsec’d. Notes, 144A
4.600%	04/12/16(g)	Baa2		$210	206,238
Sr. Unsec’d. Notes, MTN
4.375%	01/27/15	Baa2	EUR	186	242,231
Societe Generale,
Sr. Unsec’d. Notes, 144A
3.500%	01/15/16(a)(g)	Aa3		190	172,646
Sr. Unsec’d. Notes, MTN
5.250%	03/28/13	Aa2	EUR	150	204,243
Sub. Notes, MTN
5.400%	01/30/18	A1	GBP	50	60,674
6.125%	08/20/18	Aa3	EUR	100	124,820
TPSA Eurofinance France SA,
Gtd. Notes, MTN
6.000%	05/22/14	A3	EUR	100	145,314
Veolia Environnement SA,
Sr. Unsec’d. Notes, MTN
4.875%	05/28/13	A3	EUR	200	278,880
Vivendi SA,
Sr. Unsec’d. Notes, MTN
4.875%	12/02/19	Baa2	EUR	100	138,743

					10,336,734

Germany — 6.3%
BASF SE,
Sr. Unsec’d. Notes, MTN
5.875%	03/31/17	A1	GBP	50	89,566
Bayer AG,
Sr. Unsec’d. Notes, MTN
5.625%	05/23/18	A3	GBP	100	177,420
Bundesrepublik Deutschland,
Bonds
2.500%	01/04/21	Aaa	EUR	5,560	7,887,735
4.000%	01/04/37	Aaa	EUR	2,943	4,894,565
4.250%	01/04/14	Aaa	EUR	3,181	4,613,198
Deutsche Bank AG,
Sr. Unsec’d. Notes, MTN
5.125%	08/31/17	Aa3	EUR	250	364,235
Sub. Notes, MTN
5.000%	06/24/20	BBB+(d)	EUR	150	189,776
Hypothekenbank In Essen AG,
Jumbo Pfandbrief
3.875%	11/21/13	Aaa	EUR	1,103	1,540,534

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value

FOREIGN BONDS (Continued)
Germany (cont’d.)
Kreditanstalt Fuer Wiederaufbau,
Gov’t. Gtd. Notes
4.700%	06/02/37	Aaa	CAD	523	$564,909
5.500%	12/07/15	Aaa	GBP	1,040	1,875,743
Gov’t. Gtd. Notes, MTN
4.375%	07/04/18	Aaa	EUR	950	1,443,058
6.000%	08/20/20	Aaa	AUD	1,599	1,629,359
MAN SE,
Sr. Unsec’d. Notes, MTN
7.250%	05/20/16	A3	EUR	40	62,522
Merck Financial Services GmbH,
Gtd. Notes, MTN
3.375%	03/24/15	Baa2	EUR	100	137,377
Muenchener Rueckversicherungs AG,
Jr. Sub. Notes
5.767%(c)	06/29/49	A3	EUR	200	213,020
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
Sr. Sec’d. Notes, 144A
8.125%	12/01/17(g)	B1		$275	275,000

					25,958,017

Guernsey — 0.1%
Credit Suisse Group Finance Guernsey Ltd.,
Bank Gtd. Notes
6.375%	06/07/13	Aa3	EUR	185	257,699

Hungary
Hungary Government,
Bonds
6.750%	02/24/17	Baa3	HUF	43,400	190,002

India — 0.1%
ICICI Bank Ltd.,
Jr. Sub. Notes
6.375%(c)	04/30/22	Ba1		400	332,000

Ireland — 0.7%
Cloverie PLC For Zurich Insurance Co. Ltd.,
Sub. Notes, MTN
7.500%(c)	07/24/39	A2	EUR	200	271,821
GE Capital European Funding,
Gtd. Notes, MTN
4.625%	02/22/27	Aa2	EUR	200	254,423
5.250%	05/18/15	Aa2	EUR	200	283,910
5.375%	01/16/18	Aa2	EUR	275	393,314
GE Capital UK Funding,
Gtd. Notes, MTN
5.625%	12/12/14	Aa2	GBP	200	332,908
Iberdrola Finance Ireland Ltd.,
Gtd. Notes, 144A
3.800%	09/11/14(g)	A3		140	139,735
Ireland Government Bond,
Bonds
5.000%	04/18/13	Baa3	EUR	815	1,061,211

					2,737,322

Italy — 2.7%
Atlantia SpA,
Gtd. Notes, MTN
5.625%	05/06/16	A3	EUR	200	276,775
6.250%	06/09/22	A3	GBP	30	47,641

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value

FOREIGN BONDS (Continued)
Italy (cont’d.)
Banca Monte dei Paschi di Siena SpA,
Sr. Unsec’d. Notes, MTN
4.125%	11/11/13	Baa1	EUR	200	$259,758
Enel SpA,
Sr. Unsec’d. Notes
5.250%	01/14/15	A2	EUR	160	220,889
Sr. Unsec’d. Notes, MTN
6.250%	06/20/19	A2	GBP	50	76,644
Eni SpA,
Sr. Unsec’d. Notes, MTN
3.500%	01/29/18	A1	EUR	250	322,741
Intesa Sanpaolo SpA,
Sr. Unsec’d. Notes, MTN
3.875%	04/01/15	Aa2	EUR	250	314,793
4.000%	11/08/18	Aa2	EUR	100	114,576
Sub. Notes, MTN
4.375%(c)	06/26/18	Aa3	EUR	200	222,462
Italy Buoni Poliennali del Tesoro,
Bonds
2.000%	06/01/13	Aa2	EUR	1,852	2,402,099
3.750%	03/01/21	Aa2	EUR	1,997	2,352,276
5.000%	09/01/40	Aa2	EUR	1,844	2,025,309
6.000%	05/01/31	Aa2	EUR	368	463,987
Lottomatica SpA,
Gtd. Notes
5.375%	12/05/16	Baa3	EUR	250	296,419
Telecom Italia SpA,
Sr. Unsec’d. Notes, MTN
7.875%	01/22/14	Baa2	EUR	50	70,203
8.250%	03/21/16	Baa2	EUR	190	272,701
UniCredit SpA,
Covered Bonds, MTN
4.250%	07/29/17	Aaa	EUR	750	983,196
Jr. Sub. Notes, MTN
6.100%	02/28/12	Baa1	EUR	43	57,727
Sr. Unsec’d. Notes, MTN
4.375%	01/29/20	A2	EUR	150	170,810
Sub. Notes, MTN
5.750%	09/26/17	A1	EUR	250	285,452

					11,236,458

Japan — 13.9%
Japanese Government,
Sr. Unsec’d. Notes
1.100%	06/20/21	Aa3	JPY	551,250	7,204,415
1.300%	03/20/15	Aa2	JPY	430,700	5,782,777
1.300%	06/20/20	Aa2	JPY	516,200	6,946,507
1.400%	09/20/15	Aa2	JPY	631,000	8,533,332
1.400%	03/20/18	Aa2	JPY	211,900	2,896,486
1.500%	06/20/19	Aa2	JPY	15,700	215,598
1.700%	03/20/17	Aa2	JPY	378,650	5,243,819
1.700%	09/20/17	Aa2	JPY	115,300	1,601,556
1.900%	03/20/25	Aa2	JPY	274,950	3,802,434
2.000%	12/20/33	Aa2	JPY	61,500	824,917
2.300%	06/20/28	Aa2	JPY	715,750	10,245,730
2.300%	03/20/40	Aa2	JPY	260,950	3,678,793

					56,976,364

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Luxembourg — 0.8%
AON Financial Services Luxembourg SA,
Gtd. Notes
6.250%	07/01/14	Baa2	EUR	100	$143,861
ArcelorMittal,
Sr. Unsec’d. Notes
3.750%	08/05/15	Baa3		$310	289,447
9.375%	06/03/16	Baa3	EUR	160	230,372
Enel Finance International NV,
Gtd. Notes, 144A
5.125%	10/07/19(g)	A2		100	93,728
Gtd. Notes, MTN, 144A
4.000%	09/14/16	A2	EUR	200	262,666
Finmeccanica Finance SA,
Gtd. Notes, MTN
5.750%	12/12/18	A3	EUR	225	298,265
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes, MTN
6.605%	02/13/18	Baa1	EUR	310	423,628
Holcim US Finance Sarl & Cie SCS,
Gtd. Notes, 144A
6.000%	12/30/19(g)	Baa2		135	143,281
Intelsat Jackson Holdings SA,
Gtd. Notes, 144A
7.250%	04/01/19(g)	B3		400	371,000
MHP SA,
Gtd. Notes
10.250%	04/29/15	B3		250	220,000
Michelin Luxembourg SCS,
Gtd. Notes, MTN
8.625%	04/24/14	Baa2	EUR	80	121,501
Promsvyazbank OJSC Via PSB Finance SA,
Sr. Notes
6.200%	04/25/14	Ba2		200	193,000
Telecom Italia Capital SA,
Gtd. Notes
5.250%	11/15/13	Baa2		385	376,328
Telecom Italia Finance SA,
Gtd. Notes, MTN
6.875%	01/24/13	Baa2	EUR	180	247,116

					3,414,193

Malaysia — 1.2%
Malaysian Government,
Bonds
4.160%	07/15/21	A3	MYR	1,969	638,629
4.232%	06/30/31	NR	MYR	1,495	480,412
4.392%	04/15/26	NR	MYR	1,200	393,455
Sr. Unsec’d. Notes
3.700%	05/15/13	A3	MYR	2,000	632,675
3.718%	06/15/12	A3	MYR	1,195	376,804
4.012%	09/15/17	A3	MYR	3,245	1,041,793
4.378%	11/29/19	A3	MYR	4,642	1,520,008

					5,083,776

Mexico — 2.4%
America Movil SAB de CV,
Gtd. Notes
2.375%	09/08/16	A2		200	193,400

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Mexico (cont’d.)
Coca-Cola Femsa SAB de CV,
Sr. Unsec’d. Notes
4.625%	02/15/20	A2		$140	$148,026
Controladora Mabe SA CV,
Gtd. Notes, 144A
7.875%	10/28/19	BBB-(d)		210	207,900
Grupo Petrotemex SA de CV,
Sr. Unsec’d. Notes, 144A
9.500%	08/19/14	BB(d)		200	205,000
Grupo Televisa SA,
Sr. Unsec’d. Notes
6.625%	01/15/40	Baa1		615	648,825
Mexican Bonos,
Bonds
8.500%	12/13/18	Baa1	MXN	54,778	4,531,461
8.500%	11/18/38	Baa1	MXN	39,283	3,054,415
10.000%	12/05/24	Baa1	MXN	9,117	838,370

					9,827,397

Netherlands — 3.0%
Adecco International Financial Services BV,
Gtd. Notes, MTN
4.750%	04/13/18	Baa3	EUR	100	132,072
Akzo Nobel NV,
Gtd. Notes
7.250%	03/27/15	Baa1	EUR	80	120,191
Gtd. Notes, MTN
8.000%	04/06/16	Baa1	GBP	50	92,616
Allianz Finance II BV,
Gtd. Notes
6.500%(c)	01/13/25	A2	EUR	144	191,449
Arcos Dorados BV,
Gtd. Notes, 144A
7.500%	10/01/19	Ba2		200	208,898
Bank Nederlandse Gemeenten,
Sr. Unsec’d. Notes
4.125%	06/28/16	Aaa	EUR	2,530	3,699,533
Sr. Unsec’d. Notes, MTN
2.500%	01/18/16	Aaa	EUR	1,817	2,483,005
BMW Finance NV,
Gtd. Notes, MTN
8.875%	09/19/13	A3	EUR	180	271,525
CRH Finance BV,
Gtd. Notes, MTN
7.375%	05/28/14	Baa1	EUR	200	291,028
Daimler International Finance BV,
Gtd. Notes, MTN
7.875%	01/16/14	A3	EUR	185	277,420
Deutsche Telekom International Finance BV,
Gtd. Notes, MTN
6.000%	01/20/17	Baa1	EUR	115	174,055
DTEK Finance BV,
Gtd. Notes
9.500%	04/28/15	B2		200	180,000
E.ON International Finance BV,
Gtd. Notes, MTN
5.500%	01/19/16	A2	EUR	320	477,029
5.750%	05/07/20	A2	EUR	50	77,620
6.000%	10/30/19	A2	GBP	100	181,140

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Netherlands (cont’d.)
EDP Finance BV,
Sr. Unsec’d. Notes, 144A
5.375%	11/02/12(g)	Baa3		$135	$130,287
Sr. Unsec’d. Notes, MTN
4.750%	09/26/16	Baa1	EUR	100	105,169
Heineken NV,
Sr. Unsec’d. Notes, MTN
7.250%	03/10/15	NR	GBP	80	140,470
ING Bank NV,
Sub. Notes, MTN
5.500%	01/04/12	A1	EUR	140	188,750
KBC Internationale Financieringsmaatschappij NV,
Bank Gtd. Notes, MTN
3.875%	03/31/15	Aa3	EUR	105	135,304
Koninklijke KPN NV,
Sr. Unsec’d. Notes, MTN
4.500%	03/18/13	Baa2	EUR	100	138,141
5.750%	03/18/16	Baa2	GBP	100	171,784
7.500%	02/04/19	Baa2	EUR	50	80,072
Lanxess Finance BV,
Gtd. Notes
4.125%	05/23/18	Baa2	EUR	150	198,097
Linde Finance BV,
Gtd. Notes
6.500%	01/29/16	A3	GBP	100	182,315
Netherlands Government,
Bonds
5.500%	01/15/28	Aaa	EUR	419	767,073
Rabobank Nederland NV,
Sr. Unsec’d. Notes, MTN
4.125%	01/14/20	Aaa	EUR	360	508,659
Repsol International Finance BV,
Gtd. Notes, MTN
4.750%	02/16/17	Baa1	EUR	135	187,106
RWE Finance BV,
Gtd. Notes, MTN
6.375%	06/03/13	A2	GBP	70	116,687
6.625%	01/31/19	A2	EUR	200	321,728

					12,229,223

Peru
Banco de Credito del Peru,
Sr. Unsec’d. Notes, 144A
5.375%	09/16/20	Baa2		200	189,000

Poland — 0.3%
Polish Government,
Bonds
5.500%	04/25/15	A2	PLN	1,901	582,848
5.500%	10/25/19	A2	PLN	1,163	344,162
5.750%	09/23/22	A2	PLN	1,244	370,834

					1,297,844

South Africa — 0.4%
Republic of South Africa,
Bonds
6.750%	03/31/21	A3	ZAR	1,775	196,819
13.500%	09/15/15	A3	ZAR	8,234	1,244,099

					1,440,918

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
South Korea — 0.9%
Hyundai Steel Co.,
Sr. Unsec’d. Notes, 144A
4.625%	04/21/16	Baa3		$200	$200,051
Korea Hydro & Nuclear Power Co. Ltd.,
Sr. Unsec’d. Notes, 144A
3.125%	09/16/15(g)	A1		200	195,465
Korea Treasury Bonds,
Sr. Unsec’d. Notes
4.000%	09/10/15	A1	KRW	546,030	469,012
4.250%	06/10/21	A1	KRW	417,380	363,276
4.500%	03/10/15	A1	KRW	1,811,300	1,578,584
5.000%	06/10/20	A1	KRW	1,055,500	967,620

					3,774,008

Spain — 1.4%
Banco Santander SA,
Covered Bonds
4.625%	01/20/16	Aaa	EUR	800	1,083,477
BBVA Senior Finance SAU,
Bank Gtd. Notes, MTN
4.875%	01/23/14	Aa2	EUR	200	267,609
Gas Natural Capital Markets SA,
Gtd. Notes, MTN
4.125%	01/26/18	Baa2	EUR	200	243,169
5.250%	07/09/14	Baa2	EUR	150	203,880
Santander International Debt SA Unipersonal,
Bank Gtd. Notes, MTN
3.500%	03/10/15	Aa2	EUR	150	188,898
4.125%	10/04/17	Aa2	EUR	100	122,928
Santander Issuances SA Unipersonal,
Bank Gtd. Notes, MTN
4.750%(c)	05/29/19	Aa3	EUR	150	163,811
Spanish Government,
Sr. Unsub. Notes
4.100%	07/30/18	Aa2	EUR	1,314	1,708,969
4.600%	07/30/19	Aa2	EUR	238	316,277
Telefonica Emisiones SAU,
Gtd. Notes
3.992%	02/16/16	Baa1		270	256,912
5.877%	07/15/19	Baa1		75	73,614
6.221%	07/03/17	Baa1		195	197,065
Gtd. Notes, MTN
3.661%	09/18/17	Baa1	EUR	200	247,323
4.674%	02/07/14	Baa1	EUR	150	202,401
5.375%	02/02/18	Baa1	GBP	100	149,514
5.431%	02/03/14	Baa1	EUR	150	205,785

					5,631,632

Supranational Bank — 1.9%
European Investment Bank,
Sr. Unsec’d. Notes
8.750%	08/25/17	Aaa	GBP	500	1,048,407
Sr. Unsec’d. Notes, MTN
4.750%	10/15/17	Aaa	EUR	2,640	4,026,795
6.500%	08/07/19	Aaa	AUD	1,697	1,754,890
Inter-American Development Bank,
Sr. Unsec’d. Notes
4.400%	01/26/26	Aaa	CAD	791	824,689

					7,654,781

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Sweden — 0.6%
Nordea Bank AB,
Sub. Notes, 144A
4.875%	05/13/21(g)	Aa3		$310	$264,895
Sub. Notes, MTN
4.500%	03/26/20	Aa3	EUR	250	314,471
Securitas AB,
Sr. Unsec’d. Notes, MTN
6.500%	04/02/13	BBB+(d)	EUR	100	141,885
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes, MTN
6.625%	07/09/14	A1	GBP	100	168,468
Svensk Exportkredit AB,
Sr. Unsec’d. Notes
5.125%	03/01/17	Aa1		400	462,670
Svenska Handelsbanken AB,
Sr. Unsec’d. Notes
5.500%	05/26/16	Aa2	GBP	100	168,782
Swedish Government,
Bonds
3.750%	08/12/17	Aaa	SEK	3,930	641,220
Telefonaktiebolaget LM Ericsson,
Sr. Unsec’d. Notes, MTN
5.375%	06/27/17	Baa1	EUR	148	216,064
Volvo Treasury AB,
Gtd. Notes, MTN
9.875%	02/27/14	Baa2	EUR	75	115,761

					2,494,216

Switzerland — 0.3%
Credit Suisse AG,
Sr. Unsec’d. Notes, MTN
5.125%	09/18/17	Aa1	EUR	340	478,914
UBS AG,
Sr. Unsec’d. Notes, MTN
6.250%	09/03/13	Aa3	EUR	85	121,171
6.375%	07/20/16	Aa3	GBP	100	168,319
Sub. Notes, MTN
4.500%(c)	09/16/19	A1	EUR	450	532,489

					1,300,893

Trinidad & Tobago
National Gas Co. of Trinidad & Tobago Ltd.,
Sr. Unsec’d. Notes, 144A
6.050%	01/15/36(g)	Baa1		155	144,150

Turkey — 0.1%
Akbank TAS,
Sr. Unsec’d. Notes, 144A
5.125%	07/22/15	Ba1		400	386,000
Turkiye Garanti Bankasi A/S,
Sr. Unsec’d. Notes, 144A
6.250%	04/20/21	Ba1		200	186,000

					572,000

United Arab Emirates — 0.1%
Dubai Electricity & Water Authority,
Sr. Unsec’d. Notes, 144A
7.375%	10/21/20	Ba2		200	193,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
United Arab Emirates (cont’d.)
TAQA Abu Dhabi National Energy Co.,
Sr. Unsec’d. Notes, 144A
5.620%	10/25/12(g)	A3		$355	$365,872

					558,872

United Kingdom — 6.4%
Afren PLC,
Sr. Sec’d. Notes
11.500%	02/01/16	B-(d)		200	188,000
Aviva PLC,
Sub. Notes, MTN
6.875%(c)	05/22/38	A3	EUR	125	147,581
BAA Funding Ltd.,
Sr. Sec’d. Notes
5.225%	02/15/23	A-(d)	GBP	80	127,128
Sr. Sec’d. Notes, 144A
4.875%	07/15/23(g)	NR		290	295,658
Barclays Bank PLC,
Covered Bonds, MTN
4.000%	10/07/19	Aaa	EUR	1,650	2,309,662
Sr. Unsec’d. Notes
5.200%	07/10/14	Aa3		220	224,989
6.750%	05/22/19	Aa3		110	118,837
Sr. Unsec’d. Notes, MTN
4.875%	08/13/19	Aa3	EUR	150	200,669
5.250%	05/27/14	Aa3	EUR	250	346,468
5.750%	08/17/21	Aa3	GBP	100	157,017
Sub. Notes, MTN
6.000%	01/14/21	Baa1	EUR	100	110,572
BAT International Finance PLC,
Gtd. Notes, MTN
6.375%	12/12/19	Baa1	GBP	100	181,777
BG Energy Capital PLC,
Gtd. Notes, MTN
5.875%	11/13/12	A2	GBP	60	97,753
BP Capital Markets PLC,
Gtd. Notes
3.125%	10/01/15	A2		165	170,491
Gtd. Notes, MTN
3.100%	10/07/14	A2	EUR	120	163,746
3.830%	10/06/17	A2	EUR	100	137,623
British Sky Broadcasting Group PLC,
Gtd. Notes, 144A
6.100%	02/15/18(g)	Baa1		290	320,837
British Telecommunications PLC,
Sr. Unsec’d. Notes
8.625%	03/26/20	Baa2	GBP	90	178,911
Sr. Unsec’d. Notes, MTN
6.500%	07/07/15	Baa2	EUR	100	149,407
BSKYB Finance UK PLC,
Gtd. Notes
5.750%	10/20/17	Baa1	GBP	200	347,121
Centrica PLC,
Sr. Unsec’d. Notes, MTN
5.125%	12/10/14	A3	GBP	100	169,153
7.125%	12/09/13	A3	EUR	100	148,777
Ensco PLC,
Sr. Unsec’d. Notes
3.250%	03/15/16	Baa1		285	289,390

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
United Kingdom (cont’d.)
Experian Finance PLC,
Gtd. Notes, MTN
4.750%	02/04/20	Baa1	EUR	160	$228,614
G4S PLC,
Sr. Unsec’d. Notes, MTN
7.750%	05/13/19	BBB(d)	GBP	50	92,686
HBOS PLC,
Sub. Notes, 144A
6.000%	11/01/33(g)	Baa3		$180	116,338
HSBC Holdings PLC,
Sr. Unsec’d. Notes
5.100%	04/05/21	Aa2		410	422,198
Sr. Unsec’d. Notes, MTN
4.500%	04/30/14	Aa2	EUR	75	105,310
Sub. Notes
6.500%	05/02/36	A1		135	135,486
9.875%	04/08/18	Aa3	GBP	200	333,929
Sub. Notes, MTN
6.250%	03/19/18	A1	EUR	400	542,283
Imperial Tobacco Finance PLC,
Gtd. Notes, MTN
4.375%	11/22/13	Baa3	EUR	200	276,063
6.875%	06/13/12	Baa3	GBP	200	321,001
Intercontinental Hotels Group PLC,
Gtd. Notes, MTN
6.000%	12/09/16	BBB-(d)	GBP	50	82,891
ITV PLC,
Gtd. Notes
10.000%	06/30/14	Ba2	EUR	80	116,290
Kingfisher PLC,
Sr. Unsec’d. Notes, MTN
5.625%	12/15/14	Baa3	GBP	80	132,155
Legal & General Group PLC,
Sub. Notes, MTN
4.000%(c)	06/08/25	Baa1	EUR	170	182,204
Lloyds TSB Bank PLC,
Sr. Unsec’d. Notes, MTN
6.375%	06/17/16	Aa3	EUR	250	347,746
Sub. Notes, MTN
6.500%	03/24/20	Baa2	EUR	300	316,687
Marks & Spencer PLC,
Sr. Unsec’d. Notes, MTN
5.625%	03/24/14	Baa3	GBP	50	81,890
MetLife of Connecticut Institutional Funding Ltd.,
Sr. Sec’d. Notes
5.750%	12/06/11	Aa3	GBP	80	125,389
MU Finance PLC,
Sr. Sec’d. Notes, 144A
8.375%	02/01/17(g)	NR		300	313,500
National Express Group PLC,
Sr. Notes, MTN
6.250%	01/13/17	Baa3	GBP	100	166,160
National Grid PLC,
Sr. Unsec’d. Notes, MTN
5.000%	07/02/18	Baa1	EUR	150	221,589
6.125%	04/15/14	Baa1	GBP	50	85,096
6.500%	04/22/14	Baa1	EUR	100	147,574

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
United Kingdom (cont’d.)
Nationwide Building Society,
Covered Bonds, MTN
4.375%	02/28/22	Aaa	EUR	750	$1,050,246
Sr. Unsec’d. Notes
3.750%	01/20/15	Aa3	EUR	170	226,995
Sr. Unsec’d. Notes, MTN
5.625%	09/09/19	Aa3	GBP	100	155,916
Next PLC,
Sr. Unsec’d. Notes
5.875%	10/12/16	Baa2	GBP	50	84,037
OTE PLC,
Gtd. Notes, MTN
4.625%	05/20/16	Baa3	EUR	100	79,380
PPL WEM Holdings PLC,
Sr. Unsec’d. Notes, 144A
3.900%	05/01/16(g)	Baa3		$255	267,313
Rentokil Initial PLC,
Gtd. Notes, MTN
4.625%	03/27/14	BBB-(d)	EUR	100	138,365
5.750%	03/31/16	BBB-(d)	GBP	50	82,326
Rolls-Royce PLC,
Gtd. Notes
6.750%	04/30/19	A3	GBP	100	188,386
Royal Bank of Scotland PLC (The),
Gtd. Notes
3.400%	08/23/13(a)	Aa3		235	233,917
Sr. Unsec’d. Notes, MTN
5.375%	09/30/19	A2	EUR	100	120,242
5.750%	05/21/14	Aa3	EUR	150	202,795
Sub. Notes, MTN
6.000%	05/10/13	Baa3	EUR	150	193,824
Scottish Power UK PLC,
Sr. Unsec’d. Notes
8.375%	02/20/17	A3	GBP	100	190,873
Severn Trent Utilities Finance PLC,
Gtd. Notes, MTN
5.250%	03/11/16	A3	EUR	150	220,808
Standard Chartered Bank,
Sub. Notes, MTN
5.875%	09/26/17	A2	EUR	350	464,476
Standard Chartered PLC,
Sr. Unsec’d. Notes, 144A
3.850%	04/27/15(g)	A2		290	297,074
Sr. Unsec’d. Notes, MTN
6.500%	04/28/14	A2	GBP	100	171,245
Tesco PLC,
Sr. Unsec’d. Notes, MTN
5.875%	09/12/16	A3	EUR	125	192,651
6.125%	02/24/22	A3	GBP	50	89,444
United Kingdom Gilt,
Bonds
3.750%	09/07/20	Aaa	GBP	508	886,923
4.250%	06/07/32	Aaa	GBP	2,233	3,965,824
4.250%	09/07/39	Aaa	GBP	2,670	4,701,135
UnumProvident Finance Co. PLC,
Gtd. Notes, 144A
6.850%	11/15/15(g)	Baa3		125	140,146

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
United Kingdom (cont’d.)
Vodafone Group PLC,
Sr. Unsec’d. Notes, MTN
8.125%	11/26/18	Baa1	GBP	100	$201,784
West China Cement Ltd.,
Gtd. Notes, 144A
7.500%	01/25/16	Ba3		$200	136,000

					26,156,771

TOTAL FOREIGN BONDS (cost $216,344,320)					219,755,295

MUNICIPAL BONDS — 1.3%
Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds
4.839%	01/01/41	Aa1		280	305,463

California — 0.2%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49	Aa3		165	214,724
East Bay Municipal Utility District Water System,
Revenue Bonds
5.874%	06/01/40	Aa1		275	341,696
Los Angeles Department of Airports,
Revenue Bonds
7.053%	05/15/40	A1		160	202,530
San Diego County Water Authority,
Revenue Bonds
6.138%	05/01/49	Aa2		90	113,620

					872,570

Colorado
Regional Transportation District Sales Tax,
Revenue Bonds
5.000%	11/01/38	Aa2		155	168,677

District of Columbia — 0.1%
District of Columbia,
Revenue Bonds
5.250%	12/01/34	Aa1		155	170,536
5.591%	12/01/34	Aa1		40	48,592

					219,128

Florida — 0.1%
Florida State Board of Education,
Revenue Bonds
5.000%	07/01/20	A1		365	428,331

Illinois — 0.1%
Chicago IL O’Hare International Airport,
Revenue Bonds
6.395%	01/01/40	A1		120	144,965
Chicago Metropolitan Water Reclamation District-Greater Chicago,
General Obligation Ltd.
5.720%	12/01/38	Aaa		150	183,656
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	Aa3		185	220,537

					549,158

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Kansas
Kansas State Development Finance Authority,
Revenue Bonds
5.501%	05/01/34	Aa2	$125	$137,330

Maryland — 0.1%
Maryland State Transportation Authority,
Revenue Bonds
5.754%	07/01/41	Aa3	300	373,398
5.888%	07/01/43	Aa3	120	148,703

				522,101

New York — 0.2%
Metropolitan Transportation Authority,
Revenue Bonds
7.336%	11/15/39	AA(d)	35	49,524
New York Build America Bonds,
General Obligation Unlimited
5.846%	06/01/40	Aa2	70	79,406
New York City Housing Development Corp.,
Revenue Bonds
6.420%	11/01/27	Aa2	110	119,226
New York City Municipal Water Finance Authority & Sewer Systems,
Revenue Bonds
5.952%	06/15/42	Aa2	85	107,606
New York City Transitional Finance Authority,
Revenue Bonds
5.508%	08/01/37	Aa1	310	369,687
Tompkins County Industrial Development Agency,
Revenue Bonds
5.000%	07/01/37	Aa1	155	167,293

				892,742

Texas — 0.1%
Texas State Transportation Commission,
Revenue Bonds
5.178%	04/01/30	Aaa	220	259,602

Utah — 0.1%
Utah Transit Authority Sales Tax,
Revenue Bonds
5.937%	06/15/39	Aa2	265	355,927

Virginia — 0.2%
University of Virginia,
Revenue Bonds
5.000%	09/01/40	Aaa	290	338,326
Virginia Commonwealth Transportation Board,
Revenue Bonds
5.350%	05/15/35	Aa1	30	34,643
Virginia Public Building Authority,
Revenue Bonds
5.900%	08/01/30	Aa1	260	310,617

				683,586

TOTAL MUNICIPAL BONDS (cost $4,709,121)				5,394,615

RESIDENTIAL MORTGAGE-BACKED
SECURITIES — 0.5%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
2.847%(c)	02/25/34	BB(d)	58	47,719

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
Series 2004-D, Class 2A2
2.882%(c)	05/25/34	BBB+(d)	$35	$30,564
Series 2004-H, Class 2A2
2.760%(c)	09/25/34	Ba2	42	36,677
Series 2004-I, Class 3A2
3.320%(c)	10/25/34	A1	20	18,732
Series 2005-J, Class 2A1
3.100%(c)	11/25/35	Caa2	364	274,430
Series 2005-J, Class 3A1
5.230%(c)	11/25/35	Caa1	116	102,375
Fosse Master Issuer PLC (United Kingdom),
Series 2011-1A, Class A2, 144A
1.650%(c)	10/18/54(g)	Aaa	450	448,648
Freddie Mac Reference REMIC,
Series R003, Class VA
5.500%	08/15/16	Aaa	392	414,895
Freddie Mac REMICS,
Series 2627, Class IE, IO
4.500%	04/15/18(g)	Aaa	12	626
Government National Mortgage Assoc.,
Series 2010-92, Class PI, IO
4.500%	11/20/37(g)	Aaa	576	90,499
Series 2011-41, Class AI, IO
4.500%	12/20/39(g)	Aaa	723	115,252
Series 2011-88, Class EI, IO
4.500%	11/20/39(g)	Aaa	127	22,018
Holmes Master Issuer PLC (United Kingdom),
Series 2011-3A, Class A2, 144A
1.948%(c)	10/21/54(g)	Aaa	250	250,017
Sequoia Mortgage Trust,
Series 2010-H1, Class A1
3.750%(c)	02/25/40	Aaa	37	36,186
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 2A1
4.950%(c)	09/25/35	BBB(d)	9	8,154
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.840%(c)	01/25/34	AAA(d)	101	95,146
Series 2005-AR2, Class 2A2
2.740%(c)	03/25/35	B2	71	62,664

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $2,177,872)				2,054,602

SOVEREIGN ISSUES — 0.5%
Bermuda Government International Bond (Bermuda),
Sr. Notes, 144A
5.603%	07/20/20(g)	Aa2	100	108,000
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.875%	08/05/20	Aa3	110	114,675
Province of Ontario Canada (Canada),
Unsec’d. Notes
1.600%	09/21/16	Aa1	460	458,951
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
11.000%	08/17/40	Baa2	185	244,661
Republic of Peru (Peru),
Sr. Unsec’d. Notes
7.125%	03/30/19	Baa3	215	259,612

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
SOVEREIGN ISSUES (Continued)
Republic of Poland (Poland),
Sr. Unsec’d. Notes
3.875%	07/16/15	A2	$125	$126,688
Republic of South Africa (South Africa),
Sr. Unsec’d. Notes
5.500%	03/09/20	A3	205	224,219
6.500%	06/02/14	A3	100	110,750
United Mexican States (Mexico),
Sr. Unsec’d. Notes, MTN
6.375%	01/16/13	Baa1	270	285,525

TOTAL SOVEREIGN ISSUES (cost $1,839,262)				1,933,081

U.S. GOVERNMENT AGENCY
OBLIGATIONS — 0.5%
Federal National Mortgage Assoc., Notes
4.375%	10/15/15		1,000	1,134,210
4.875%	12/15/16(a)		775	910,340

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,997,575)				2,044,550

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 14.2%
Federal Home Loan Mortgage Corp.
2.475%(c)	07/01/35		45	47,617
2.951%(c)	09/01/32		4	4,274
4.000%	10/01/25-02/01/41		2,263	2,374,462
4.500%	11/01/18-09/01/40		2,623	2,794,453
5.000%	10/01/18-08/01/40		2,669	2,872,048
5.139%(c)	02/01/37		103	108,791
5.500%	03/01/18-01/01/40		2,112	2,291,806
5.930%(c)	12/01/36		115	123,890
5.974%(c)	10/01/36		145	156,838
6.000%	10/01/21-08/01/38		425	466,058
6.040%(c)	01/01/37		46	48,844
6.090%(c)	10/01/36		203	220,473
6.240%(c)	08/01/36		140	151,709
6.500%	03/01/32-10/01/34		879	971,772
7.000%	11/01/30		14	15,715
Federal National Mortgage Assoc.
2.470%(c)	11/01/35		109	114,908
2.490%(c)	08/01/36		127	133,788
3.500%	12/01/25		317	331,626
4.000%	08/01/25-08/01/41		4,261	4,481,636
4.500%	05/01/19-07/01/41		13,213	14,051,030
5.000%	03/01/18-06/01/41		8,591	9,281,974
5.470%(c)	01/01/37		11	11,954
5.500%	01/01/17-12/01/39		8,068	8,796,623
5.740%(c)	08/01/37		73	78,020
5.930%(c)	12/01/36		89	94,178
6.000%	08/01/22-10/01/38		4,897	5,385,472
6.500%	06/01/14-03/01/36		493	548,720
7.000%	12/01/29-01/01/31		24	27,311
Government National Mortgage Assoc.
4.500%	11/20/40		1,068	1,159,031
5.000%	07/15/33-12/15/39		557	612,846
5.500%	11/15/34-01/15/35		263	290,682

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (Continued)
6.000%	12/20/37		$15	$16,395
6.500%	06/15/16-12/20/33		202	223,072
7.000%	03/15/13-12/15/13		10	11,044
7.500%	09/15/30-06/15/32		48	55,849

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $56,240,935)				58,354,909

U.S. TREASURY OBLIGATIONS — 8.1%
U.S. Treasury Bonds
4.625%	02/15/40		4,710	6,293,738
6.750%	08/15/26		450	690,399
U.S. Treasury Notes
1.250%	03/15/14		460	469,881
2.125%	08/15/21		2,765	2,813,830
2.250%	05/31/14		1,575	1,651,781
2.625%	07/31/14-08/15/20		7,615	8,108,161
2.625%	04/30/16	(k)	11,525	12,441,595
2.750%	02/15/19		565	614,261
3.125%	09/30/13		170	179,589

TOTAL U.S. TREASURY OBLIGATIONS (cost $32,447,195)				33,263,235

			Units
WARRANTS*(l)
Venezuela
Republic of Venezuela(g) (cost $0)			1,250	34,688

TOTAL LONG-TERM INVESTMENTS (cost $390,161,789)				398,267,583

			Shares
SHORT-TERM INVESTMENT — 3.6% AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $14,720,000; includes $5,330,528 of cash collateral for securities on loan)(b)(w)			14,720,000	14,720,000

TOTAL INVESTMENTS — 100.4% (cost $404,881,789)				412,987,583
Liabilities in excess of other assets(x) — (0.4)%				(1,849,706)

NET ASSETS — 100.0%				$411,137,877

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the
Securiites Act of 1933 and may not be resold subject to
that rule except to qualified institutional buyers. Unless
otherwise noted, 144A are deemed to be liquid.
IO	Interest Only
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
REMIC	Real Estate Mortgage Investment Conduit
AUD	Australian Dollar

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
CSK	Czech Kruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar
ZAR	South African Rand
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,195,260; cash collateral of $5,330,528 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2011.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2011.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Financial futures contracts open at September 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized Appreciation (Depreciation)(1)
Short Positions:
97	5 Year U.S. Treasury Notes	Dec. 2011	$ 11,861,255	$ 11,880,984	$(19,729)
145	10 Year U.S. Treasury Notes	Dec. 2011	18,879,187	18,863,594	15,593
10	30 Year U.S. Ultra Bonds	Dec. 2011	1,510,938	1,586,250	(75,312)

					$(79,448)

(1)	The amount represent fair value of derivative instruments subject to interest rate contract risk exposure as of September 30, 2011.

Forward foreign currency exchange contracts outstanding at September 30, 2011:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 11/18/11	Barclays Capital Group	AUD	136	$138,000	$130,693	$(7,307)
Expiring 11/18/11	Deutsche Bank	AUD	2,064	2,123,729	1,984,738	(138,991)
Expiring 11/18/11	State Street Bank	AUD	134	142,000	128,717	(13,283)
Expiring 11/18/11	State Street Bank	AUD	48	50,292	46,130	(4,162)
British Pound,
Expiring 11/18/11	Bank of America	GBP	787	1,223,697	1,226,607	2,910
Expiring 11/18/11	Barclays Capital Group	GBP	384	623,000	599,258	(23,742)
Expiring 11/18/11	Dresdner Kleinwort Ltd.	GBP	928	1,497,494	1,445,900	(51,594)
Expiring 11/18/11	JPMorgan Chase	GBP	330	532,000	514,673	(17,327)
Expiring 11/18/11	JPMorgan Chase	GBP	135	213,000	210,288	(2,712)
Expiring 11/18/11	JPMorgan Chase	GBP	85	134,000	133,008	(992)
Expiring 11/18/11	JPMorgan Chase	GBP	76	121,217	119,163	(2,054)
Expiring 11/18/11	JPMorgan Chase	GBP	68	111,000	105,449	(5,551)
Expiring 11/18/11	JPMorgan Chase	GBP	65	107,000	101,095	(5,905)
Expiring 11/18/11	State Street Bank	GBP	50	79,963	77,153	(2,810)
Expiring 11/18/11	UBS Securities	GBP	290	474,654	451,515	(23,139)
Canadian Dollar,
Expiring 11/18/11	JPMorgan Chase	CAD	152	155,000	145,342	(9,658)
Expiring 11/18/11	Royal Bank of Canada	CAD	4,214	4,072,142	4,017,029	(55,113)
Chinese Yuan,
Expiring 12/19/11	JPMorgan Chase	CNY	676	105,000	105,974	974
Expiring 12/19/11	Standard Chartered PLC	CNY	25,761	3,949,000	4,037,927	88,927
Expiring 12/19/11	Standard Chartered PLC	CNY	1,996	310,000	312,826	2,826
Expiring 06/25/12	Barclays Capital Group	CNY	1,357	216,000	213,871	(2,129)
Expiring 06/25/12	JPMorgan Chase	CNY	28,553	4,475,000	4,499,651	24,651
Expiring 06/25/12	JPMorgan Chase	CNY	1,983	311,000	312,493	1,493
Expiring 06/25/12	JPMorgan Chase	CNY	1,210	192,000	190,607	(1,393)
Expiring 06/25/12	JPMorgan Chase	CNY	669	105,000	105,416	416
Expiring 09/28/12	Credit Suisse First Boston Corp.	CNY	23,686	3,723,000	3,740,628	17,628
Czech Koruna,
Expiring 11/18/11	Bank of America	CSK	9,689	570,504	526,123	(44,381)
Danish Krone,
Expiring 11/18/11	JPMorgan Chase	DKK	486	94,000	87,452	(6,548)
Expiring 11/18/11	UBS Securities	DKK	1,179	226,259	212,243	(14,016)
Euro,
Expiring 11/18/11	Bank of America	EUR	4,117	5,563,821	5,514,071	(49,750)
Expiring 11/18/11	Bank of America	EUR	1,800	2,461,000	2,410,363	(50,637)
Expiring 11/18/11	Bank of America	EUR	759	1,037,000	1,016,667	(20,333)
Expiring 11/18/11	Bank of America	EUR	114	165,263	153,007	(12,256)
Expiring 11/18/11	Barclays Capital Group	EUR	289	415,000	386,440	(28,560)
Expiring 11/18/11	Credit Suisse First Boston Corp.	EUR	663	892,000	887,865	(4,135)
Expiring 11/18/11	Goldman Sachs & Co.	EUR	4,810	6,577,647	6,442,921	(134,726)
Expiring 11/18/11	JPMorgan Chase	EUR	935	1,346,000	1,252,714	(93,286)
Expiring 11/18/11	JPMorgan Chase	EUR	186	268,000	248,878	(19,122)
Expiring 11/18/11	JPMorgan Chase	EUR	179	244,000	240,053	(3,947)
Expiring 11/18/11	State Street Bank	EUR	784	1,117,029	1,049,693	(67,336)

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2011 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Hungarian Forint,
Expiring 11/18/11	Barclays Capital Group	HUF	44,168	$235,288	$200,851	$(34,437)
Indonesia Rupiah,
Expiring 12/22/11	Bank of America	IDR	20,275,750	2,222,000	2,287,577	65,577
Japanese Yen,
Expiring 11/18/11	Barclays Capital Group	JPY	181,907	2,372,000	2,360,124	(11,876)
Expiring 11/18/11	Barclays Capital Group	JPY	164,965	2,154,000	2,140,306	(13,694)
Expiring 11/18/11	Barclays Capital Group	JPY	12,740	166,000	165,288	(712)
Expiring 11/18/11	Citigroup Global Markets	JPY	1,829,360	23,894,769	23,734,675	(160,094)
Expiring 11/18/11	Dresdner Kleinwort Ltd.	JPY	366,119	4,792,886	4,750,140	(42,746)
Expiring 11/18/11	JPMorgan Chase	JPY	113,018	1,478,161	1,466,334	(11,827)
Expiring 11/18/11	JPMorgan Chase	JPY	110,333	1,442,000	1,431,497	(10,503)
Expiring 11/18/11	JPMorgan Chase	JPY	102,680	1,342,000	1,332,208	(9,792)
Expiring 11/18/11	JPMorgan Chase	JPY	64,436	835,000	836,014	1,014
Expiring 11/18/11	JPMorgan Chase	JPY	44,486	577,000	577,174	174
Expiring 11/18/11	JPMorgan Chase	JPY	29,343	383,000	380,702	(2,298)
Expiring 11/18/11	JPMorgan Chase	JPY	28,235	369,000	366,331	(2,669)
Expiring 11/18/11	JPMorgan Chase	JPY	24,620	322,000	319,424	(2,576)
Expiring 11/18/11	Royal Bank of Canada	JPY	18,803	246,603	243,953	(2,650)
Expiring 11/18/11	State Street Bank	JPY	28,197	369,000	365,834	(3,166)
Malaysian Ringgit,
Expiring 12/22/11	Royal Bank of Canada	MYR	226	73,000	70,545	(2,455)
Mexican Peso,
Expiring 11/18/11	JPMorgan Chase	MXN	31,282	2,496,000	2,244,599	(251,401)
Expiring 11/18/11	JPMorgan Chase	MXN	3,569	271,000	256,081	(14,919)
Expiring 11/18/11	State Street Bank	MXN	912	70,000	65,436	(4,564)
New Taiwanese Dollar,
Expiring 11/18/11	JPMorgan Chase	TWD	45,383	1,581,000	1,491,047	(89,953)
Expiring 11/18/11	State Street Bank	TWD	2,162	75,000	71,016	(3,984)
Norwegian Krone,
Expiring 11/18/11	Barclays Capital Group	NOK	677	122,000	115,038	(6,962)
Expiring 11/18/11	Goldman Sachs & Co.	NOK	27,494	5,006,269	4,672,238	(334,031)
Expiring 11/18/11	JPMorgan Chase	NOK	676	119,000	114,800	(4,200)
Expiring 11/18/11	JPMorgan Chase	NOK	405	74,000	68,825	(5,175)
Polish Zloty,
Expiring 11/18/11	Bank of New York Mellon	PLN	72	21,854	21,482	(372)
Expiring 11/18/11	JPMorgan Chase	PLN	225	75,000	67,681	(7,319)
Singapore Dollar,
Expiring 11/18/11	Bank of New York Mellon	SGD	117	90,000	89,728	(272)
Expiring 11/18/11	Barclays Capital Group	SGD	177	146,000	134,969	(11,031)
Expiring 11/18/11	JPMorgan Chase	SGD	93	76,000	71,329	(4,671)
Expiring 11/18/11	UBS Securities	SGD	7,250	6,031,782	5,543,833	(487,949)
South African Rand,
Expiring 11/18/11	JPMorgan Chase	ZAR	556	71,747	68,334	(3,413)
Expiring 11/18/11	JPMorgan Chase	ZAR	310	43,000	38,172	(4,828)
South Korean Won,
Expiring 10/14/11	Barclays Capital Group	KRW	232,058	215,000	196,790	(18,210)
Expiring 10/14/11	Citigroup Global Markets	KRW	6,046,644	5,642,000	5,127,679	(514,321)
Expiring 10/14/11	JPMorgan Chase	KRW	264,477	239,000	224,282	(14,718)
Expiring 10/14/11	JPMorgan Chase	KRW	258,396	244,000	219,125	(24,875)
Expiring 10/14/11	JPMorgan Chase	KRW	183,483	169,000	155,598	(13,402)
Swedish Krona,
Expiring 11/18/11	Barclays Capital Group	SEK	1,481	227,000	215,273	(11,727)
Expiring 11/18/11	Credit Suisse First Boston Corp.	SEK	56,017	8,677,306	8,143,283	(534,023)
Expiring 11/18/11	JPMorgan Chase	SEK	1,407	217,000	204,546	(12,454)
Expiring 11/18/11	JPMorgan Chase	SEK	659	99,000	95,844	(3,156)
Expiring 11/18/11	JPMorgan Chase	SEK	535	80,000	77,833	(2,167)
Expiring 11/18/11	State Street Bank	SEK	147	23,154	21,424	(1,730)
Swiss Franc,
Expiring 11/18/11	Bank of America	CHF	2,984	3,782,983	3,295,503	(487,480)

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2011 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Swiss Franc (cont’d.),
Expiring 11/18/11	Barclays Capital Group	CHF	123	$163,000	$135,920	$(27,080)

				$125,583,513	$121,661,326	$(3,922,187)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 11/18/11	Bank of New York Mellon	AUD	271	$262,000	$260,584	$1,416
Expiring 11/18/11	State Street Bank	AUD	60	62,000	57,885	4,115
Brazilian Real,
Expiring 11/18/11	Barclays Capital Group	BRL	8,139	4,946,000	4,279,831	666,169
Expiring 11/18/11	Morgan Stanley	BRL	255	157,000	134,203	22,797
Expiring 11/18/11	State Street Bank	BRL	154	96,000	81,177	14,823
British Pound,
Expiring 11/18/11	Bank of New York Mellon	GBP	189	295,000	294,440	560
Expiring 11/18/11	Bank of New York Mellon	GBP	79	122,000	123,798	(1,798)
Expiring 11/18/11	JPMorgan Chase	GBP	436	709,201	679,293	29,908
Expiring 11/18/11	JPMorgan Chase	GBP	116	189,000	181,139	7,861
Expiring 11/18/11	Morgan Stanley	GBP	740	1,142,000	1,154,100	(12,100)
Expiring 11/18/11	State Street Bank	GBP	423	668,000	659,363	8,637
Canadian Dollar,
Expiring 11/18/11	Bank of New York Mellon	CAD	2,292	2,226,000	2,184,770	41,230
Expiring 11/18/11	Bank of New York Mellon	CAD	118	115,000	112,569	2,431
Expiring 11/18/11	Credit Suisse First Boston Corp.	CAD	1,398	1,412,784	1,332,819	79,965
Expiring 11/18/11	Morgan Stanley	CAD	592	573,000	564,160	8,840
Expiring 11/18/11	State Street Bank	CAD	583	590,522	555,281	35,241
Expiring 11/18/11	State Street Bank	CAD	246	250,000	234,098	15,902
Chinese Yuan,
Expiring 12/19/11	Bank of New York Mellon	CNY	2,850	445,000	446,790	(1,790)
Expiring 12/19/11	Credit Suisse First Boston Corp.	CNY	24,434	3,830,977	3,829,876	1,101
Expiring 12/19/11	JPMorgan Chase	CNY	1,149	180,000	180,061	(61)
Expiring 06/25/12	JPMorgan Chase	CNY	4,637	724,000	730,784	(6,784)
Danish Krone,
Expiring 11/18/11	Bank of New York Mellon	DKK	547	100,000	98,543	1,457
Euro,
Expiring 11/18/11	Bank of New York Mellon	EUR	632	859,000	846,401	12,599
Expiring 11/18/11	Bank of New York Mellon	EUR	418	562,000	559,187	2,813
Expiring 11/18/11	Citigroup Global Markets	EUR	7,875	11,320,018	10,548,089	771,929
Expiring 11/18/11	JPMorgan Chase	EUR	2,567	3,651,753	3,438,536	213,217
Expiring 11/18/11	JPMorgan Chase	EUR	1,894	2,670,000	2,537,374	132,626
Expiring 11/18/11	JPMorgan Chase	EUR	811	1,167,428	1,086,436	80,992
Expiring 11/18/11	JPMorgan Chase	EUR	92	132,743	123,615	9,128
Expiring 11/18/11	Morgan Stanley	EUR	3,527	4,747,000	4,723,526	23,474
Expiring 11/18/11	Royal Bank of Scotland	EUR	1,801	2,456,000	2,412,139	43,861
Expiring 11/18/11	State Street Bank	EUR	1,476	2,034,000	1,976,826	57,174
Expiring 11/18/11	State Street Bank	EUR	357	513,000	477,649	35,351
Indonesia Rupiah,
Expiring 12/22/11	Bank of America	IDR	20,275,750	2,173,178	2,287,577	(114,399)
Japanese Yen,
Expiring 11/18/11	Bank of New York Mellon	JPY	90,205	1,180,000	1,170,349	9,651
Expiring 11/18/11	Bank of New York Mellon	JPY	24,681	324,000	320,223	3,777
Expiring 11/18/11	JPMorgan Chase	JPY	160,380	2,088,944	2,080,816	8,128
Expiring 11/18/11	JPMorgan Chase	JPY	110,006	1,428,000	1,427,246	754
Expiring 11/18/11	JPMorgan Chase	JPY	43,499	567,000	564,365	2,635
Expiring 11/18/11	JPMorgan Chase	JPY	33,495	436,788	434,573	2,215
Expiring 11/18/11	Morgan Stanley	JPY	314,115	4,095,001	4,075,422	19,579
Expiring 11/18/11	State Street Bank	JPY	199,794	2,600,000	2,592,194	7,806
Expiring 11/18/11	State Street Bank	JPY	114,611	1,491,382	1,487,001	4,381

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2011 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Malaysian Ringgit,
Expiring 12/22/11	Bank of New York Mellon	MYR	215	$67,000	$67,185	$(185)
Expiring 12/22/11	Goldman Sachs & Co.	MYR	7,285	2,318,000	2,275,893	42,107
Mexican Peso,
Expiring 11/18/11	Barclays Capital Group	MXN	8,626	631,618	618,959	12,659
Expiring 11/18/11	JPMorgan Chase	MXN	5,347	385,000	383,678	1,322
Expiring 11/18/11	JPMorgan Chase	MXN	2,544	205,000	182,557	22,443
Expiring 11/18/11	Royal Bank of Canada	MXN	43,454	3,520,625	3,117,925	402,700
Expiring 11/18/11	State Street Bank	MXN	26,167	2,098,622	1,877,563	221,059
New Taiwanese Dollar,
Expiring 11/18/11	Bank of New York Mellon	TWD	2,931	96,000	96,288	(288)
Norwegian Krone,
Expiring 11/18/11	Bank of New York Mellon	NOK	1,092	187,000	185,512	1,488
Expiring 11/18/11	Bank of New York Mellon	NOK	489	85,000	83,102	1,898
Expiring 11/18/11	JPMorgan Chase	NOK	415	77,000	70,472	6,528
Polish Zloty,
Expiring 11/18/11	Bank of New York Mellon	PLN	211	64,000	63,351	649
Expiring 11/18/11	JPMorgan Chase	PLN	994	340,968	298,380	42,588
Singapore Dollar,
Expiring 11/18/11	Bank of New York Mellon	SGD	301	231,000	230,347	653
South African Rand,
Expiring 11/18/11	Bank of New York Mellon	ZAR	525	64,000	64,520	(520)
Expiring 11/18/11	Citigroup Global Markets	ZAR	4,627	637,767	568,926	68,841
South Korean Won,
Expiring 10/14/11	Bank of New York Mellon	KRW	484,683	405,999	411,021	(5,022)
Expiring 10/14/11	Dresdner Kleinwort Ltd.	KRW	396,872	373,000	336,555	36,445
Expiring 10/14/11	JPMorgan Chase	KRW	676,580	620,998	573,753	47,245
Swedish Krona,
Expiring 11/18/11	Bank of New York Mellon	SEK	1,923	279,000	279,590	(590)
Expiring 11/18/11	Bank of New York Mellon	SEK	608	90,000	88,420	1,580
Expiring 11/18/11	Credit Suisse First Boston Corp.	SEK	14,678	2,180,000	2,133,685	46,315
Expiring 11/18/11	JPMorgan Chase	SEK	1,072	168,000	155,814	12,186
Expiring 11/18/11	State Street Bank	SEK	746	112,000	108,471	3,529
Swiss Franc,
Expiring 11/18/11	Bank of New York Mellon	CHF	170	187,000	187,487	(487)

				$81,017,316	$77,804,562	$3,212,754

(1) The amount represent fair value of derivative instruments subject to foreign exchange contract risk exposure as of September 30, 2011.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Warrants	$—	$—	$34,688
Asset-Backed Securities	—	4,745,479	—
Commercial Mortgage-Backed Securities	—	9,416,469	—
Corporate Obligations	—	61,270,660	—
Foreign Bonds	—	219,755,295	—
Municipal Bonds	—	5,394,615	—
Residential Mortgage-Backed Securities	—	2,054,602	—

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Level 1	Level 2	Level 3
Sovereign Issues	—	1,933,081	—
U.S. Government Agency Obligations	—	2,044,550	—
U.S. Government Mortgage-Backed Securities	—	58,354,909	—
U. S. Treasury Obligations	—	33,263,235	—
Affiliated Money Market Mutual Fund	14,720,000	—	—
Other Financial Instruments*
Futures	(79,448)	—	—
Foreign Forward Currency Contracts	—	(709,433)	—

Total	$14,640,552	$397,523,462	$34,688

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2011 were as follows:

Sovereign Issues	32.9%
U.S. Government Mortgage-Backed Securities	14.2
Financial – Bank & Trust	10.4
U.S. Treasury Obligations	8.1
Financial Services	5.6
Affiliated Money Market Mutual Fund (1.3% represents investments purchased with collateral from securities on loan)	3.6
Oil & Gas	2.5
Telecommunications	2.3
Commercial Mortgage-Backed Securities	2.3
Utilities	1.4
Municipal Bonds	1.3
Insurance	1.2
Asset-Backed Securities	1.1
Media	1.1
Foreign Bonds	1.1
Electric	1.1
Metals & Mining	0.9
Commercial Banks	0.8
Retail & Merchandising	0.5
Entertainment & Leisure	0.5
Pipelines	0.5
Residential Mortgage-Backed Securities	0.5
U.S. Government Agency Obligations	0.5
Beverages	0.4
Real Estate	0.4
Food	0.4
Commercial Services	0.3

Farming & Agriculture	0.3%
Transportation	0.3
Tobacco	0.3
Healthcare Services	0.3
Building Materials	0.3
Airlines	0.3
Pharmaceuticals	0.2
Chemicals	0.2
Real Estate Investment Trusts	0.2
Advertising	0.2
Aerospace & Defense	0.2
Holding Companies – Diversified	0.2
Engineering & Construction	0.1
Machinery & Equipment	0.1
Environmental Services	0.1
Computer Services & Software	0.1
Manufacturing	0.1
Apparel	0.1
Electronic Components & Equipment	0.1
Biotechnology	0.1
Environmental Control	0.1
Containers & Packaging	0.1
Office Equipment	0.1
Computers	0.1
Semiconductors	0.1
Building Products	0.1
Automobile Manufacturers	0.1

100.4
Liabilities in excess of other assets	(0.4)

100.0%

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS
Aerospace & Defense — 3.3%
Boeing Co. (The)	406,200	$24,579,162
United Technologies Corp.	225,500	15,866,180

		40,445,342

Air Freight & Logistics — 0.6%
Expeditors International of Washington, Inc.	185,000	7,501,750

Apparel — 0.7%
Ralph Lauren Corp.	67,500	8,754,750

Biotechnology — 3.7%
Alexion Pharmaceuticals, Inc.*	89,080	5,706,465
Biogen Idec, Inc.*	106,900	9,957,735
Celgene Corp.*(a)	378,908	23,461,983
Human Genome Sciences, Inc.*(a)	484,100	6,143,229

		45,269,412

Business Services — 2.7%
MasterCard, Inc. (Class A Stock)	105,300	33,396,948

Chemicals — 3.6%
Monsanto Co.	168,400	10,110,736
Praxair, Inc.	364,900	34,110,852

		44,221,588

Commercial Services & Supplies — 2.4%
McKesson Corp.	416,300	30,265,010

Communication Equipment — 5.6%
Juniper Networks, Inc.*(a)	1,640,400	28,313,304
QUALCOMM, Inc.	853,900	41,525,157

		69,838,461

Computer Hardware — 11.2%
Apple, Inc.*	279,200	106,425,456
EMC Corp.*	894,900	18,783,951
NetApp, Inc.*(a)	398,400	13,521,696

		138,731,103

Computer Services & Software — 5.8%
Autodesk, Inc.*	275,800	7,661,724
Informatica Corp.*	154,000	6,306,300
Nuance Communications, Inc.*(a)	809,860	16,488,750
Red Hat, Inc.*	324,700	13,721,822
salesforce.com, Inc.*	55,200	6,308,256
SanDisk Corp.*	524,300	21,155,505

		71,642,357

Distribution/Wholesale — 1.9%
Fastenal Co.(a)	443,100	14,746,368
Fossil, Inc.*(a)	100,600	8,154,636

		22,901,004

Diversified Operations — 0.5%
3M Co.(a)	79,200	5,685,768

Financial Services — 2.9%
Franklin Resources, Inc.	268,500	25,679,340
IntercontinentalExchange, Inc.*	86,500	10,229,490

		35,908,830

Food — 0.8%
Whole Foods Market, Inc.	148,900	9,724,659

Healthcare Products — 1.8%
Baxter International, Inc.	252,000	14,147,280

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Products (cont’d.)
DENTSPLY International, Inc.	245,600	$7,537,464

		21,684,744

Healthcare Services — 1.5%
UnitedHealth Group, Inc.	408,700	18,849,244

Hotels, Restaurants & Leisure — 5.9%
Carnival Corp. (Panama)(a)	569,600	17,258,880
Chipotle Mexican Grill, Inc.*(a)	45,400	13,753,930
Las Vegas Sands Corp.*	433,200	16,608,888
Marriott International, Inc. (Class A Stock)	638,841	17,402,029
Starwood Hotels & Resorts Worldwide, Inc.(a)	204,300	7,930,926

		72,954,653

Internet & Catalog Retail — 1.1%
Liberty Media Holding Corp. - Interactive (Class A Stock)*	936,200	13,827,674

Internet Services — 14.6%
Amazon.com, Inc.*	259,947	56,208,340
Baidu, Inc. (Cayman Islands), ADR*	217,600	23,263,616
eBay, Inc.*	389,500	11,486,355
Google, Inc. (Class A Stock)*	116,160	59,750,381
priceline.com, Inc.*	67,900	30,518,334

		181,227,026

Medical Supplies & Equipment — 2.0%
Edwards Lifesciences Corp.*(a)	144,000	10,264,320
Stryker Corp.	303,100	14,285,103

		24,549,423

Metal Fabricate/Hardware — 1.7%
Precision Castparts Corp.	138,300	21,500,118

Metals & Mining — 1.3%
Peabody Energy Corp.	488,600	16,553,768

Oil, Gas & Consumable Fuels — 7.0%
Cimarex Energy Co.	235,000	13,089,500
EOG Resources, Inc.(a)	309,700	21,991,797
FMC Technologies, Inc.*(a)	266,029	10,002,690
Range Resources Corp.	291,000	17,011,860
Schlumberger Ltd. (Netherlands)	418,400	24,991,032

		87,086,879

Pharmaceuticals — 1.7%
Express Scripts, Inc.*	331,400	12,284,998
Valeant Pharmaceuticals International, Inc. (Canada)	238,400	8,849,408

		21,134,406

Real Estate — 0.5%
CBRE Group, Inc.*	494,673	6,658,299

Retail & Merchandising — 4.6%
Danaher Corp.	937,500	39,318,750
Starbucks Corp.	472,400	17,615,796

		56,934,546

Semiconductors — 0.4%
Rovi Corp.*(a)	122,600	5,269,347

Semiconductors & Semiconductor Equipment — 2.5%
ASML Holding NV (Netherlands)(a)	230,200	7,951,108

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Broadcom Corp. (Class A Stock)*	701,300	$23,346,277

		31,297,385

Telecommunications — 3.3%
Corning, Inc.	714,000	8,825,040
Crown Castle International Corp.*	792,455	32,229,145

		41,054,185

Transportation — 3.5%
Union Pacific Corp.	230,700	18,841,269
United Parcel Service, Inc. (Class B Stock)(a)	396,600	25,045,290

		43,886,559

TOTAL LONG-TERM INVESTMENTS (cost $1,264,107,464)		1,228,755,238

SHORT-TERM INVESTMENT — 12.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $153,778,600; includes $147,298,855 of cash collateral for securities on loan)(b)(w)	153,778,600	153,778,600

TOTAL INVESTMENTS — 111.5% (cost $1,417,886,064)		1,382,533,838
Liabilities in excess of other assets — (11.5)%		(143,085,125)

NET ASSETS — 100.0%		$1,239,448,713

The following abbreviation is used in the Portfolio descriptions:
ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $138,490,611; cash collateral of $147,298,855 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,228,755,238	$—	$—
Affiliated Money Market Mutual Fund	153,778,600	—	—

Total	$1,382,533,838	$—	$—

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS — 97.5%
Agriculture — 0.2%
Archer-Daniels-Midland Co.	32,700	$811,287

Chemicals — 7.3%
Air Products & Chemicals, Inc.	75,800	5,788,846
Monsanto Co.	58,700	3,524,348
Mosaic Co. (The)	41,100	2,012,667
Potash Corp. of Saskatchewan, Inc. (Canada)	313,800	13,562,436
Praxair, Inc.	101,100	9,450,828
Sherwin-Williams Co. (The)	21,000	1,560,720
Sociedad Quimica y Minera de Chile SA (Chile), ADR	59,800	2,859,038

		38,758,883

Commercial Services — 0.3%
Total SA (France), ADR(a)	33,754	1,480,788

Construction — 4.3%
Fluor Corp.(a)	103,300	4,808,615
Foster Wheeler AG (Switzerland)*	242,960	4,322,258
Louisiana-Pacific Corp.*(a)	303,500	1,547,850
McDermott International, Inc. (Panama)*	444,000	4,777,440
Multiplan Empreendimentos Imobiliarios SA (Brazil)	73,700	1,364,053
Technip SA (France)	71,549	5,732,279

		22,552,495

Electric — 1.0%
MDU Resources Group, Inc.	275,100	5,279,169

Energy Services — 3.3%
Calpine Corp.*(a)	531,300	7,480,704
Peabody Energy Corp.	299,700	10,153,836

		17,634,540

Exploration & Production — 4.2%
Devon Energy Corp.	26,214	1,453,304
Murphy Oil Corp.	200,700	8,862,912
Nexen, Inc. (Canada)	207,800	3,218,822
Royal Dutch Shell PLC (United Kingdom), ADR	141,775	8,721,998

		22,257,036

Integrated Petroleum — 5.8%
Baker Hughes, Inc.	185,753	8,574,358
Chevron Corp.	139,856	12,939,477
Exxon Mobil Corp.	123,908	8,999,438

		30,513,273

Machinery & Equipment — 2.6%
Babcock & Wilcox Co. (The)*	255,200	4,989,160
Joy Global, Inc.	141,399	8,820,470

		13,809,630

Metals & Mining — 18.5%
Agnico-Eagle Mines Ltd. (Canada)	143,900	8,564,928
Anglo American PLC (United Kingdom)	113,317	3,899,368
Aquarius Platinum Ltd. (Bermuda)	503,187	1,382,370
Arch Coal, Inc.	551,200	8,036,496
Barrick Gold Corp. (Canada)	27,000	1,259,550
BHP Billiton Ltd. (Australia)	240,433	7,960,831
Compass Minerals International, Inc.	27,100	1,809,738
Eastern Platinum Ltd. (Canada)*	3,830,900	2,559,051

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Eldorado Gold Corp. (Canada)	563,500	$9,658,390
Franco-Nevada Corp. (Canada)	130,600	4,724,731
Freeport-McMoRan Copper & Gold, Inc.	271,706	8,273,448
Fresnillo PLC (United Kingdom)	123,437	3,017,685
HudBay Minerals, Inc. (Canada)	360,900	3,446,595
IAMGOLD Corp. (Canada)(a)	57,600	1,139,328
Osisko Mining Corp. (Canada)*	274,000	3,469,778
Petra Diamonds Ltd. (Bermuda)*	1,048,437	1,817,592
Rio Tinto Ltd. (Australia)	45,737	2,678,970
Tenaris SA (Luxembourg), ADR(a)	124,400	3,165,980
Vale SA (Brazil), ADR	348,100	7,936,680
Vulcan Materials Co.(a)	158,800	4,376,528
Walter Energy, Inc.	50,400	3,024,504
Whitehaven Coal Ltd. (Australia)	601,633	3,049,182
Xstrata PLC (United Kingdom)	194,236	2,452,761

		97,704,484

Oil & Gas — 34.1%
Bill Barrett Corp.*	46,600	1,688,784
Cabot Oil & Gas Corp.	22,500	1,392,975
Cairn Energy PLC (United Kingdom)*	454,191	1,969,851
Cameron International Corp.*	354,800	14,738,392
Cimarex Energy Co.	71,594	3,987,786
Cobalt International Energy, Inc.*	263,100	2,028,501
Concho Resources, Inc.*	31,000	2,205,340
Concho Resources, Inc., PIPE*	37,900	2,561,396
Continental Resources, Inc.*	9,600	464,352
Diamond Offshore Drilling, Inc.(a)	131,900	7,220,206
El Paso Corp.	467,600	8,173,648
ENI SpA (Italy)	373,312	6,567,558
Ensco PLC (United Kingdom), ADR	140,900	5,696,587
Gazprom OAO (Russia), ADR	586,054	5,678,863
Goodrich Petroleum Corp.*(a)	153,000	1,808,460
Halliburton Co.	196,700	6,003,284
Hess Corp.	98,000	5,141,080
Kosmos Energy LLC (Bermuda)*	233,700	2,736,627
National Oilwell Varco, Inc.	34,402	1,762,070
Noble Corp. (Switzerland)*(a)	237,100	6,958,885
Ophir Energy PLC (United Kingdom)*	519,089	2,197,712
Pacific Rubiales Energy Corp. (Canada)	103,900	2,201,145
Petroleo Brasileiro SA (Brazil), ADR(a)	316,800	6,564,096
Petrominerales Ltd. (Canada)	84,300	1,657,200
QEP Resources, Inc.	192,800	5,219,096
QGEP Participacoes SA (Brazil)	74,800	608,664
Quicksilver Resources, Inc.*(a)	308,000	2,334,640
Range Resources Corp.	128,100	7,488,726
Schlumberger Ltd. (Netherlands)	386,625	23,093,111
Southwestern Energy Co.*	269,500	8,982,435
Spectra Energy Corp.	175,900	4,314,827
Subsea 7 SA (Luxembourg)*	213,703	4,059,490
Suncor Energy, Inc. (Canada)	195,800	4,981,152
Trican Well Service Ltd. (Canada)	312,400	4,430,064
Tullow Oil PLC (United Kingdom)	386,674	7,820,167
Ultra Petroleum Corp. (Canada)*(a)	143,000	3,963,960
Williams Cos., Inc. (The)	67,000	1,630,780

		180,331,910

Paper & Forest Products — 1.3%
International Paper Co.	113,000	2,627,250
Weyerhaeuser Co.	268,251	4,171,303

		6,798,553

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

			Shares	Value
COMMON STOCKS (Continued)
Petroleum Exploration & Production — 8.6%
BG Group PLC (United Kingdom)			555,945	$10,640,058
Canadian Natural Resources Ltd. (Canada)(a)			329,900	9,656,173
EOG Resources, Inc.			133,400	9,472,734
FMC Technologies, Inc.*			298,600	11,227,360
Newfield Exploration Co.*			108,100	4,290,489

				45,286,814

Real Estate — 0.1%
Hang Lung Properties Ltd. (Hong Kong)			195,000	580,189

Real Estate Investment Trusts — 0.5%
Boston Properties, Inc.			8,100	721,710
Camden Property Trust			13,700	757,062
Federal Realty Investment Trust			7,500	618,075
Simon Property Group, Inc.(a)			6,363	699,803

				2,796,650

Semiconductors — 1.2%
Cree, Inc.*(a)			76,300	1,982,274
First Solar, Inc.*(a)			36,400	2,300,844
MEMC Electronic Materials, Inc.*			348,100	1,824,044

				6,107,162

Telecommunications — 1.7%
Quanta Services, Inc.*			473,496	8,896,990

Transportation — 0.2%
Kansas City Southern*			22,500	1,124,100

Utilities — 2.3%
AES Corp. (The)*			484,800	4,731,648
Exelon Corp.			88,500	3,770,985
GenOn Energy, Inc.*			1,393,000	3,872,540

				12,375,173

TOTAL COMMON STOCKS (cost $610,890,543)				515,099,126

Interest Rate	Maturity Date	Moody’s Rating†	Principal Amount (000)#
CONVERTIBLE BOND — 0.5%
Metals & Mining — 0.5%
United States Steel Corp.,
Sr. Unsec’d. Notes (cost $2,492,428)
4.000%	05/15/14	Ba2	$2,350	2,449,875

TOTAL LONG-TERM INVESTMENTS (cost $613,382,971)				517,549,001

	Shares	Value
SHORT-TERM INVESTMENTS — 9.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $50,890,417; includes $48,163,607 of cash collateral received for securities on loan)(b)(w)	50,890,417	$50,890,417

TOTAL INVESTMENTS — 107.6% (cost $664,273,388)		568,439,418
Liabilities in excess of other assets — (7.6)%		(40,116,178)

NET ASSETS — 100.0%		$528,323,240

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $45,144,572; cash collateral of $48,163,607 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$448,909,379	$63,628,351	$2,561,396
Convertible Bond	—	2,449,875	—
Affiliated Money Market Mutual Fund	50,890,417	—	—

Total	$499,799,796	$66,078,226	$2,561,396

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 85.2%
COMMON STOCKS — 83.9%
Advertising — 0.2%
Airmedia Group, Inc. (China), ADR*	49,400	$123,006
Omnicom Group, Inc.	13,328	491,004
Publicis Groupe SA (France)	10,892	454,592

		1,068,602

Aerospace & Defense — 1.8%
BAE Systems PLC (United Kingdom)	119,262	492,573
Boeing Co. (The)	9,300	562,743
General Dynamics Corp.	60,619	3,448,615
Northrop Grumman Corp.	48,678	2,539,044
Rockwell Collins, Inc.	18,480	975,005

		8,017,980

Agriculture — 0.6%
Lorillard, Inc.	1,200	132,840
Philip Morris International, Inc.	40,630	2,534,499

		2,667,339

Apparel — 0.7%
Burberry Group PLC (United Kingdom)	31,324	568,824
Coach, Inc.	25,153	1,303,680
Deckers Outdoor Corp.*	5,200	484,952
Hanesbrands, Inc.*	22,600	565,226
Skechers USA, Inc. (Class A Stock)*	21,300	298,839

		3,221,521

Auto Parts & Equipment — 0.2%
Continental AG (Germany)*	4,490	259,162
Johnson Controls, Inc.(a)	12,300	324,351
Stanley Electric Co. Ltd. (Japan)	11,100	167,731
Toyota Boshoku Corp. (Japan)	12,400	177,206

		928,450

Automobile Manufacturers — 0.9%
Daimler AG (Germany)	24,682	1,097,715
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	358,240	485,663
General Motors Co.*(a)	30,100	607,418
Hyundai Motor Co. (South Korea)	484	84,612
Navistar International Corp.*	8,800	282,656
PACCAR, Inc.	41,815	1,414,183

		3,972,247

Banks — 5.9%
Banco Santander Brasil SA (Brazil), ADS	168,600	1,234,152
Bank of America Corp.	14,100	86,292
Bank of Ireland (Ireland)*	998,699	101,441
BNP Paribas SA (France)	2,654	104,627
Citigroup, Inc.(a)	8,160	209,059
Credit Suisse Group AG (Switzerland)*	31,363	820,494
Cullen/Frost Bankers, Inc.	28,205	1,293,481
DnB NOR ASA (Norway)	65,295	650,741
EFG International AG (Switzerland)*	40,644	300,295
First Midwest Bancorp, Inc.	53,800	393,816
First Republic Bank*	21,670	501,877
Goldman Sachs Group, Inc. (The)	2,120	200,446
Hancock Holding Co.	13,550	362,869
International Bancshares Corp.	44,230	581,625
JPMorgan Chase & Co.	95,185	2,866,972
M&T Bank Corp.	22,415	1,566,809
MB Financial, Inc.	22,740	334,733

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Mitsubishi UFJ Financial Group, Inc. (Japan)	306,300	$1,405,811
PNC Financial Services Group, Inc.	62,620	3,017,658
Royal Bank of Scotland Group PLC (United Kingdom)*	464,229	166,078
Standard Chartered PLC (United Kingdom)	20,050	400,018
U.S. Bancorp	84,110	1,979,949
UBS AG (Switzerland), (NYSE)*(a)	44,271	506,018
UBS AG (Switzerland), (SIX)*	52,200	597,093
Webster Financial Corp.	35,010	535,653
Wells Fargo & Co.	249,017	6,006,290
Westamerica Bancorporation	5,300	203,096

		26,427,393

Beverages — 2.4%
C&C Group PLC (Ireland)	50,233	189,255
Coca-Cola Co. (The)	4,200	283,752
Green Mountain Coffee Roasters, Inc.*	22,980	2,135,761
Grupo Modelo SAB de CV (Mexico) (Class C Stock)	56,120	317,172
Molson Coors Brewing Co. (Class B Stock)	34,050	1,348,721
PepsiCo, Inc.	101,329	6,272,265

		10,546,926

Biotechnology — 1.5%
Alexion Pharmaceuticals, Inc.*	7,800	499,668
Amgen, Inc.	17,128	941,184
Amylin Pharmaceuticals, Inc.*	8,900	82,147
Biogen Idec, Inc.*	8,020	747,063
Celgene Corp.*	20,980	1,299,082
Charles River Laboratories International, Inc.*	23,000	658,260
Gilead Sciences, Inc.*	31,315	1,215,022
Life Technologies Corp.*	10,180	391,217
Vertex Pharmaceuticals, Inc.*	19,895	886,123

		6,719,766

Building Materials — 0.7%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	28,120	76,379
CRH PLC (Ireland)	76,539	1,190,290
HeidelbergCement AG (Germany)	9,788	355,590
Lennox International, Inc.	42,485	1,095,263
Masco Corp.	40,000	284,800

		3,002,322

Chemicals — 1.6%
BASF SE (Germany)	13,439	819,312
Dow Chemical Co. (The)	32,500	729,950
Huabao International Holdings Ltd. (China)	753,000	612,753
JSR Corp. (Japan)	20,060	345,147
KCC Corp. (South Korea)	602	112,468
Mosaic Co. (The)	24,100	1,180,177
Nitto Denko Corp. (Japan)	2,820	110,986
Petronas Chemicals Group Bhd (Malaysia)	138,493	238,978
Praxair, Inc.	15,130	1,414,352
Sherwin-Williams Co. (The)	13,765	1,023,015
TSRC Corp. (Taiwan)	174,233	380,221

		6,967,359

Coal — 0.3%
Alpha Natural Resources, Inc.*(a)	9,000	159,210

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Coal (cont’d.)
Aston Resources Ltd. (Australia)	8,609	$82,078
Bumi PLC (United Kingdom)*	12,828	172,635
CONSOL Energy, Inc.	13,800	468,234
Peabody Energy Corp.	7,200	243,936
Walter Energy, Inc.	3,087	185,251

		1,311,344

Commercial Services — 3.1%
Arbitron, Inc.	25,120	830,970
Automatic Data Processing, Inc.(a)	52,783	2,488,718
Benesse Holdings, Inc. (Japan)	2,000	88,600
CCR SA (Brazil)	4,600	118,581
Edenred (France)	14,438	343,953
Localiza Rent a Car SA (Brazil)	30,895	407,661
Manpower, Inc.	7,300	245,426
MasterCard, Inc. (Class A Stock)	700	222,012
MAXIMUS, Inc.	22,060	769,894
Monro Muffler Brake, Inc.	10,090	332,667
New Oriental Education & Technology Group, Inc. (China), ADR*	8,294	190,513
Pharmaceutical Product Development, Inc.	15,800	405,428
QinetiQ Group PLC (United Kingdom)	200,099	360,956
Ritchie Bros. Auctioneers, Inc. (Canada)(a)	17,660	356,555
SEI Investments Co.	76,490	1,176,416
Towers Watson & Co. (Class A Stock)	7,450	445,361
Verisk Analytics, Inc. (Class A Stock)*	1,600	55,632
Weight Watchers International, Inc.	12,230	712,398
Western Union Co. (The)	286,237	4,376,564

		13,928,305

Computers — 3.4%
Apple, Inc.*	19,300	7,356,774
Cadence Design Systems, Inc.*(a)	65,800	607,992
Dell, Inc.*(a)	34,534	488,656
Diebold, Inc.	20,340	559,553
EMC Corp.*	118,636	2,490,170
Fujitsu Ltd. (Japan)	37,240	175,618
International Business Machines Corp.(a)	9,362	1,638,631
Lenovo Group Ltd. (China)	402,145	268,896
MICROS Systems, Inc.*	5,100	223,941
MTS Systems Corp.	15,600	477,984
NetApp, Inc.*(a)	10,729	364,142
Riverbed Technology, Inc.*	9,288	185,388
Teradata Corp.*	7,900	422,887

		15,260,632

Containers & Packaging — 0.2%
Graphic Packaging Holding Co.*	78,465	270,704
Greif, Inc. (Class A Stock)	5,640	241,900
Silgan Holdings, Inc.	13,835	508,298

		1,020,902

Cosmetics/Personal Care — 0.6%
Colgate-Palmolive Co.	27,099	2,403,139
Pola Orbis Holdings, Inc. (Japan)	10,000	294,279

		2,697,418

Distribution/Wholesale — 0.3%
ITOCHU Corp. (Japan)	16,100	153,849
Mitsui & Co. Ltd. (Japan)	14,300	207,139

	Shares	Value
COMMON STOCKS (Continued)
Distribution/Wholesale (cont’d.)
United Stationers, Inc.	29,740	$810,415

		1,171,403

Diversified Financial Services — 1.4%
BlackRock, Inc.	24,220	3,584,802
CETIP SA - Balcao Organizado de Ativos e Derivativos (Brazil)	22,399	263,392
CITIC Securities Co. Ltd. (China) (Class H Stock)*	220,500	376,589
Greenhill & Co., Inc.(a)	21,440	612,970
Hana Financial Group, Inc. (South Korea)	14,000	407,071
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	5,890	85,439
Invesco Ltd.	15,995	248,082
T. Rowe Price Group, Inc.	15,390	735,180

		6,313,525

Diversified Machinery — 0.5%
Albany International Corp. (Class A Stock)	33,610	613,382
Flowserve Corp.	5,960	441,040
IDEX Corp.	18,555	578,174
Zebra Technologies Corp. (Class A Stock)*	13,990	432,851

		2,065,447

Electric — 0.7%
Cia Energetica de Minas Gerais (Brazil), ADR	31,187	462,815
Consolidated Edison, Inc.(a)	6,000	342,120
Dominion Resources, Inc.	5,100	258,927
NRG Energy, Inc.*(a)	30,840	654,116
Southern Co.	7,600	322,012
UniSource Energy Corp.	17,080	616,417
Westar Energy, Inc.	16,710	441,478

		3,097,885

Electronic Components & Equipment — 0.5%
Acuity Brands, Inc.	6,190	223,088
Belden, Inc.	47,220	1,217,804
Schneider Electric SA (France)	11,182	598,409
Universal Display Corp.*(a)	4,380	209,977

		2,249,278

Electronics — 1.0%
Agilent Technologies, Inc.*	36,515	1,141,094
Avnet, Inc.*	15,100	393,808
Coherent, Inc.*	8,220	353,131
Gentex Corp.	20,300	488,215
Hon Hai Precision Industry Co. Ltd. (Taiwan)	315,300	702,623
Jabil Circuit, Inc.	25,980	462,184
Waters Corp.*	13,733	1,036,704

		4,577,759

Engineering & Construction — 0.4%
ABB Ltd. (Switzerland), ADR*	8,853	151,209
Foster Wheeler AG*	14,500	257,955
Jacobs Engineering Group, Inc.*	24,030	775,929
Vinci SA (France)	10,006	429,176

		1,614,269

Entertainment & Leisure — 1.6%
Bally Technologies, Inc.*(a)	9,100	245,518

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Entertainment & Leisure (cont’d.)
Brunswick Corp.(a)	25,000	$351,000
Bwin.Party Digital Entertainment PLC (United Kingdom)	69,772	133,254
DreamWorks Animation SKG, Inc. (Class A Stock)*	21,600	392,688
Harley-Davidson, Inc.	22,470	771,395
Hasbro, Inc.	19,890	648,613
Mattel, Inc.(a)	135,787	3,515,525
Nintendo Co. Ltd. (Japan)	2,250	330,610
Sega Sammy Holdings, Inc. (Japan)	21,400	499,279
Yamaha Motor Co. Ltd. (Japan)*	9,360	123,572

		7,011,454

Food — 2.2%
Compass Group PLC (United Kingdom)	30,090	242,755
General Mills, Inc.	58,050	2,233,184
Hershey Co. (The)	2,300	136,252
Kraft Foods, Inc. (Class A Stock)	73,180	2,457,384
Ralcorp Holdings, Inc.*	8,390	643,597
Sysco Corp.	89,122	2,308,260
Unilever NV (Netherlands)	53,600	1,687,864

		9,709,296

Forest Products & Paper — 0.1%
Deltic Timber Corp.	10,350	617,688
Sino-Forest Corp. (Canada)*	22,480	24,728

		642,416

Gas — 1.0%
Atmos Energy Corp.	13,850	449,432
Beijing Enterprises Holdings Ltd. (China)	64,000	321,317
New Jersey Resources Corp.	8,090	344,391
Snam Rete Gas SpA (Italy)	53,344	246,268
UGI Corp.	109,950	2,888,387
WGL Holdings, Inc.	8,090	316,076

		4,565,871

Hand/Machine Tools — 0.6%
Sandvik AB (Sweden)	31,976	368,467
Stanley Black & Decker, Inc.	45,510	2,234,541

		2,603,008

Healthcare Products — 2.3%
Bruker Corp.*	24,438	330,646
Edwards Lifesciences Corp.*	10,600	755,568
Gen-Probe, Inc.*	11,500	658,375
Haemonetics Corp.*	5,330	311,698
Hologic, Inc.*	54,116	823,104
Intuitive Surgical, Inc.*	3,789	1,380,257
Johnson & Johnson	41,220	2,626,126
Medtronic, Inc.	100,649	3,345,573

		10,231,347

Healthcare Services — 1.2%
Aetna, Inc.	10,000	363,500
AmSurg Corp.*(a)	26,970	606,825
ICON PLC (Ireland), ADR*	48,530	780,362
Laboratory Corp. of America Holdings*(a)	3,747	296,200
UnitedHealth Group, Inc.	73,755	3,401,581

		5,448,468

	Shares	Value
COMMON STOCKS (Continued)
Holding Companies – Diversified — 0.2%
Justice Holdings Ltd. (United Kingdom)*	22,511	$331,788
LVMH Moet Hennessy Louis Vuitton SA (France)	1,830	241,560
Shanghai Industrial Holdings Ltd. (China)	113,000	316,091

		889,439

Home Builders — 0.4%
NVR, Inc.*	2,565	1,549,209
Persimmon PLC (United Kingdom)	60,396	424,984

		1,974,193

Home Furnishings — 0.2%
De’longhi SpA (Italy)*	14,256	128,346
Tempur-Pedic International, Inc.*	18,095	951,978

		1,080,324

Hotels, Restaurants & Leisure — 0.3%
China Lodging Group Ltd. (China), ADS*(a)	11,000	150,590
Choice Hotels International, Inc.	13,410	398,545
Kangwon Land, Inc. (South Korea)	9,820	224,736
Marriott International, Inc. (Class A Stock)(a)	3,900	106,236
Shanghai Jin Jiang International Hotels Group Co. Ltd. (China) (Class H Stock)	890,000	106,406
Wynn Macau Ltd. (Hong Kong)	94,840	224,279

		1,210,792

Household Products/Wares — 0.4%
ACCO Brands Corp.*	59,850	285,485
Jarden Corp.	14,300	404,118
Reckitt Benckiser Group PLC (United Kingdom)	20,673	1,047,464

		1,737,067

Insurance — 3.1%
ACE Ltd.	55,440	3,359,664
AIA Group Ltd. (Hong Kong)	40,085	113,518
Alleghany Corp.*	1,380	398,130
American International Group, Inc.*	15,000	329,250
Assured Guaranty Ltd.	22,440	246,616
Delphi Financial Group, Inc. (Class A Stock)	32,230	693,590
LIG Insurance Co. Ltd. (South Korea)	18,090	296,018
Marsh & McLennan Cos., Inc.	128,930	3,421,802
Platinum Underwriters Holdings Ltd.	15,760	484,620
Primerica, Inc.	29,270	631,061
Prudential PLC (United Kingdom)	67,933	583,414
Reinsurance Group of America, Inc.	16,270	747,607
Swiss Re Ltd. (Switzerland)*	22,902	1,074,352
White Mountains Insurance Group Ltd.	1,730	701,948
Zurich Financial Services AG (Switzerland)*	3,728	776,559

		13,858,149

Internet — 3.9%
Alibaba.Com Ltd. (China)	64,905	59,733
Amazon.com, Inc.*(a)	10,534	2,277,767
AsiaInfo-Linkage, Inc.*(a)	2,040	15,055
Baidu, Inc. (China), ADR*	802	85,742
Blue Nile, Inc.*(a)	9,895	349,096
Ctrip.com International Ltd. (China),
ADR*(a)	7,379	237,309
Dena Co. Ltd. (Japan)	12,170	509,819
eBay, Inc.*	185,048	5,457,066
F5 Networks, Inc.*	7,200	511,560

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet (cont’d.)
Google, Inc. (Class A Stock)*	5,750	$2,957,685
Gree, Inc. (Japan)	6,900	210,432
IAC/InterActiveCorp*(a)	16,840	666,022
LinkedIn Corp. (Class A Stock)*	1,800	140,544
NetEase.com (China), ADR*	17,082	651,849
priceline.com, Inc.*(a)	1,843	828,355
Shanda Interactive Entertainment Ltd. (China), ADR*(a)	9,500	280,630
Shutterfly, Inc.*	3,300	135,894
Sohu.com, Inc. (China)*	11,572	557,770
Start Today Co. Ltd. (Japan)	20,200	437,691
TIBCO Software, Inc.*	18,400	411,976
Websense, Inc.*	27,090	468,657
Yahoo! Japan Corp. (Japan)	554	172,064

		17,422,716

Investment Companies — 0.1%
Resolution Ltd. (United Kingdom)	109,697	420,346

Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	10,199	753,094
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. (China) (Class H Stock)	484,380	541,284
Joy Global, Inc.	5,753	358,872
United Tractors Tbk PT (Indonesia)	37,867	93,571

		1,746,821

Media — 1.4%
Comcast Corp. (Class A Stock)	153,550	3,209,195
FactSet Research Systems, Inc.	5,300	471,541
Sirius XM Radio, Inc.*(a)	226,490	342,000
Walt Disney Co. (The)(a)	73,610	2,220,078

		6,242,814

Metals & Mining — 1.5%
Antofagasta PLC (United Kingdom)	16,251	232,043
ArcelorMittal (France)	11,198	178,160
Barrick Gold Corp. (Canada)	2,500	116,625
BHP Billiton Ltd. (Australia), ADR(a)	2,100	139,524
Cliffs Natural Resources, Inc.	4,031	206,266
Detour Gold Corp. (Canada)*	8,900	231,864
Fortescue Metals Group Ltd. (Australia)	50,985	212,966
Freeport-McMoRan Copper & Gold, Inc.	4,466	135,990
Fresnillo PLC (United Kingdom)	4,542	111,039
Glencore International PLC (United Kingdom)	116,469	731,757
Kinross Gold Corp. (Canada)	19,700	291,166
Mueller Industries, Inc.	21,290	821,581
New Gold, Inc. (Canada)*	7,000	71,750
Nucor Corp.	50,390	1,594,340
Rio Tinto PLC (United Kingdom), ADR(a)	16,306	718,768
Teck Resources Ltd. (Canada) (Class B Stock)	8,455	246,801
Worthington Industries, Inc.	18,500	258,445
Xingda International Holdings Ltd. (China)	554,000	266,700
Yamato Kogyo Co. Ltd. (Japan)	6,740	176,782

		6,742,567

Miscellaneous Manufacturing — 3.4%
3M Co.	37,330	2,679,921
AptarGroup, Inc.	10,360	462,781

	Shares	Value
COMMON STOCKS (Continued)
Miscellaneous Manufacturing (cont’d.)
Carlisle Cos., Inc.	33,190	$1,058,097
Danaher Corp.	15,835	664,120
Dover Corp.	6,580	306,628
ESCO Technologies, Inc.	23,390	596,445
FUJIFILM Holdings Corp. (Japan)	15,200	353,256
General Electric Co.	119,360	1,819,046
Honeywell International, Inc.	7,495	329,105
Illinois Tool Works, Inc.	57,710	2,400,736
Ingersoll-Rand PLC(a)	18,600	522,474
Koppers Holdings, Inc.	11,600	297,076
Matthews International Corp. (Class A Stock)	19,120	588,131
Parker Hannifin Corp.	8,178	516,277
Tyco International Ltd.	61,210	2,494,308

		15,088,401

Oil & Gas — 7.4%
Anadarko Petroleum Corp.	40,167	2,532,529
Apache Corp.	9,280	744,627
BG Group PLC (United Kingdom)	140,423	2,687,512
BP PLC (United Kingdom), ADR(a)	8,328	300,391
Cameron International Corp.*	8,720	362,229
Canadian Natural Resources Ltd. (Canada), (NYSE)(a)	14,008	410,014
Canadian Natural Resources Ltd. (Canada), (XTSE)	10,600	311,253
Chesapeake Energy Corp.	13,900	355,145
Chevron Corp.	29,980	2,773,750
Devon Energy Corp.	3,700	205,128
Diamond Offshore Drilling, Inc.(a)	8,029	439,507
EOG Resources, Inc.	12,605	895,081
Exxon Mobil Corp.(a)	31,830	2,311,813
Georesources, Inc.*	19,350	344,237
INPEX Corp. (Japan)	79	485,147
Karoon Gas Australia Ltd. (Australia)*	21,118	56,664
MEG Energy Corp. (Canada)*	5,900	218,231
Noble Energy, Inc.	3,700	261,960
Occidental Petroleum Corp.	78,652	5,623,618
Penn Virginia Corp.(a)	28,240	157,297
PetroChina Co. Ltd. (China) (Class H Stock)	704,000	852,753
Petroleo Brasileiro SA (Brazil), ADR	151,984	3,412,041
Plains Exploration & Production Co.*	11,660	264,799
Reliance Industries Ltd. (India), GDR, 144A	24,016	792,785
Royal Dutch Shell PLC (United Kingdom) (Class B Stock), ADR	40,480	2,511,784
Royal Dutch Shell PLC (United Kingdom), ADR	17,100	1,051,992
Southwestern Energy Co.*(a)	17,400	579,942
Statoil ASA (Norway)	42,626	914,663
Total SA (France)	3,245	143,167
Valero Energy Corp.	16,492	293,228
Vallares PLC (United Kingdom)*	14,308	222,004
Whiting Petroleum Corp.*	7,850	275,378
Woodside Petroleum Ltd. (Australia)	8,630	267,389

		33,058,058

Oil & Gas Services — 0.5%
Baker Hughes, Inc.	5,444	251,295
Petroleum Geo-Services ASA (Norway)*	65,778	661,310
Schlumberger Ltd.	10,715	640,007
SEACOR Holdings, Inc.	5,900	473,239

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil & Gas Services (cont’d.)
Technip SA (France)	209	$16,744
TGS Nopec Geophysical Co. ASA (Norway)	17,683	327,961

		2,370,556

Pharmaceuticals — 3.3%
Alkermes PLC*(a)	9,100	138,866
AmerisourceBergen Corp.	10,831	403,671
AstraZeneca PLC (United Kingdom)	37,136	1,648,082
AstraZeneca PLC (United Kingdom), ADR(a)	34,185	1,516,447
Auxilium Pharmaceuticals, Inc.*	10,000	149,900
Cardinal Health, Inc.	22,424	939,117
Daiichi Sankyo Co. Ltd. (Japan)	77,620	1,618,105
Eisai Co. Ltd. (Japan)	5,300	213,847
Eli Lilly & Co.	19,730	729,418
H. Lundbeck A/S (Denmark)	7,117	135,435
Mead Johnson Nutrition Co.	3,100	213,373
Merck & Co., Inc.	74,660	2,442,129
Pfizer, Inc.	136,050	2,405,364
Salix Pharmaceuticals Ltd.*(a)	5,100	150,960
Shionogi & Co. Ltd. (Japan)	14,200	210,095
SXC Health Solutions Corp. (Canada)*	9,400	523,580
Teva Pharmaceutical Industries Ltd. (Israel), ADR	29,600	1,101,712
UCB SA (Belgium)	8,318	354,486

		14,894,587

Real Estate — 0.1%
BR Properties SA (Brazil)	35,500	320,024
Daito Trust Construction Co. Ltd. (Japan)	1,660	152,187
PDG Realty SA Empreendimentos e Participacoes (Brazil)	61,000	196,602

		668,813

Real Estate Investment Trusts — 0.1%
DiamondRock Hospitality Co.	48,370	338,106
Mack-Cali Realty Corp.(a)	9,130	244,228
Mapletree Industrial Trust (Singapore)	17,000	13,987

		596,321

Retail — 6.8%
Abercrombie & Fitch Co. (Class A Stock)	11,190	688,856
Advance Auto Parts, Inc.	8,820	512,442
Ascena Retail Group, Inc.*	21,200	573,884
Belle International Holdings Ltd. (China)	189,350	326,438
CarMax, Inc.*	5,495	131,056
Casey’s General Stores, Inc.	14,110	615,902
Cato Corp. (The) (Class A Stock)	36,300	818,928
CEC Entertainment, Inc.	14,370	409,114
Children’s Place Retail Stores, Inc. (The)*(a)	4,600	214,038
China ZhengTong Auto Services Holdings Ltd. (China)*	60,060	53,310
Compagnie Financiere Richemont SA (Switzerland) (Class A Stock)	4,951	220,544
CVS Caremark Corp.(a)	85,867	2,883,414
Daphne International Holdings Ltd. (China)	222,000	196,815
Dollar Tree, Inc.*	1,200	90,132
Dufry Group (Switzerland)*	4,289	374,958
Esprit Holdings Ltd. (Hong Kong)	153,300	185,660
Express, Inc.	25,337	514,088
Fred’s, Inc. (Class A Stock)	41,980	447,507
Golden Eagle Retail Group Ltd. (China)	28,960	59,030

	Shares	Value
COMMON STOCKS (Continued)
Retail (cont’d.)
Hengdeli Holdings Ltd. (China)	444,000	$152,310
Home Depot, Inc. (The)(a)	88,260	2,901,106
Hyundai Home Shopping Network Corp. (South Korea)	2,469	286,447
Intime Department Store Group Co. Ltd. (China)	51,790	57,360
Kohl’s Corp.	22,400	1,099,840
K’s Holdings Corp. (Japan)	2,500	98,101
Lowe’s Cos., Inc.(a)	182,116	3,522,123
Lululemon Athletica, Inc.*(a)	13,616	662,418
Lumber Liquidators Holdings, Inc.*(a)	24,300	366,930
Maoye International Holdings Ltd. (China)	1,421,000	293,878
McDonald’s Corp.	19,100	1,677,362
MSC Industrial Direct Co., Inc. (Class A Stock)	21,090	1,190,741
New World Department Store China Ltd. (China)	441,000	245,349
Pandora A S (Denmark)	5,587	37,250
Ross Stores, Inc.	7,600	598,044
Sa Sa International Holdings Ltd. (Hong Kong)	299,400	177,542
Sonic Corp.*	174,645	1,234,740
Stage Stores, Inc.	53,290	739,132
Starbucks Corp.	29,732	1,108,706
Target Corp.	69,200	3,393,568
TJX Cos., Inc. (The)	8,255	457,905
Urban Outfitters, Inc.*(a)	32,480	724,954

		30,341,922

Savings & Loan — 0.2%
First Niagara Financial Group, Inc.	32,090	293,624
Northwest Bancshares, Inc.	60,300	718,173

		1,011,797

Semiconductors — 3.3%
Altera Corp.	37,531	1,183,352
Analog Devices, Inc.	64,690	2,021,562
Broadcom Corp. (Class A Stock)*	13,485	448,916
Cavium, Inc.*	5,900	159,359
Cypress Semiconductor Corp.*	22,480	336,526
Emulex Corp.*	4,480	28,672
Freescale Semiconductor Holdings I Ltd.*(a)	29,500	325,385
Intel Corp.	70,800	1,510,164
Intersil Corp. (Class A Stock)	37,507	385,947
Linear Technology Corp.	16,450	454,843
Maxim Integrated Products, Inc.	150,550	3,512,332
QLogic Corp.*	38,189	484,237
Samsung Electronics Co. Ltd. (South Korea)	560	391,024
Skyworks Solutions, Inc.*	31,600	566,904
Wolfson Microelectronics PLC (United Kingdom)*	45,095	94,934
Xilinx, Inc.	103,357	2,836,116

		14,740,273

Software — 3.3%
Activision Blizzard, Inc.	78,300	931,770
Adobe Systems, Inc.*	29,905	722,804
ANSYS, Inc.*	5,505	269,965
BMC Software, Inc.*	9,395	362,271
Cerner Corp.*	4,100	280,932

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Check Point Software Technologies Ltd. (Israel)*(a)	8,098	$427,250
Citrix Systems, Inc.*	7,000	381,710
Concur Technologies, Inc.*	10,100	375,922
Electronic Arts, Inc.*	26,000	531,700
Fiserv, Inc.*	19,230	976,307
Microsoft Corp.	223,450	5,561,671
Oracle Corp.	103,012	2,960,565
Red Hat, Inc.*	4,820	203,693
SAP AG (Germany), ADR(a)	10,915	552,517

		14,539,077

Telecommunications — 4.1%
Acme Packet, Inc.*	12,200	519,598
Amdocs Ltd.*	12,300	333,576
American Tower Corp. (Class A Stock)*	14,165	762,077
Aruba Networks, Inc.*	10,600	221,646
AT&T, Inc.	67,370	1,921,392
Cisco Systems, Inc.	391,166	6,059,161
Comverse Technology, Inc.*	191,600	1,346,948
Corning, Inc.	35,020	432,847
Deutsche Telekom AG (Germany)	28,757	337,545
Juniper Networks, Inc.*(a)	44,980	776,355
KT Corp. (South Korea)	5,260	158,454
KT Corp. (South Korea), ADR	10,000	147,800
Nokia Oyj (Finland)	86,717	490,363
Polycom, Inc.*	31,500	578,655
QUALCOMM, Inc.	13,335	648,481
Softbank Corp. (Japan)	36,700	1,073,844
Telenor ASA (Norway)	105,566	1,628,167
Verizon Communications, Inc.	3,500	128,800
Vodafone Group PLC (United Kingdom), ADR(a)	28,344	727,024

		18,292,733

Textiles — 0.1%
G & K Services, Inc. (Class A Stock)	16,270	415,536

Transportation — 1.4%
Bristow Group, Inc.	9,440	400,539
FedEx Corp.	8,055	545,162
GATX Corp.	22,200	687,978
Genesee & Wyoming, Inc. (Class A Stock)*	14,420	670,818
Kirby Corp.*(a)	14,630	770,123
United Parcel Service, Inc. (Class B Stock)	53,658	3,388,503

		6,463,123

Water — 0.1%
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	21,700	339,998

TOTAL COMMON STOCKS (cost $457,068,816)		375,206,355

EXCHANGE TRADED FUNDS — 1.2%
iShares MSCI EAFE Index Fund	47,725	2,278,869
SPDR S&P 500 ETF Trust(a)	27,240	3,082,751

TOTAL EXCHANGE TRADED FUNDS (cost $5,752,532)		5,361,620

	Shares	Value
PREFERRED STOCK
Beverages
Cia de Bebidas das Americas (Brazil) (PRFC Shares), ADR (cost $120,107)	3,500	$107,275

UNAFFILIATED MUTUAL FUND — 0.1%
Ares Capital Corp. (cost $744,272)	43,030	592,523

TOTAL LONG-TERM INVESTMENTS (cost $463,685,727)		381,267,773

SHORT-TERM INVESTMENTS — 33.4%
AFFILIATED MONEY MARKET MUTUAL FUND — 17.7%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $79,047,645; includes $37,926,560 of cash collateral for securities on loan)(b)(w)	79,047,645	79,047,645

	Notional Amount (000)#
OPTION PURCHASED(l)* — 15.7%
Put Options
S&P 500 Index, expiring 06/16/12, Strike Price $1,225.00 (cost $27,716,499)	$398	70,306,700

TOTAL SHORT-TERM INVESTMENTS (cost $106,764,144)		149,354,345

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 118.6% (cost $570,449,871)		530,622,118

OPTIONS WRITTEN(l)* — (9.8)%
Call Options — (0.1)%
S&P 500 Index,
expiring 06/16/12,
Strike Price $1,600.00	143	(220,875)

Put Options — (9.7)%
S&P 500 Index,
expiring 06/16/12,
Strike Price $1,100.00	398	(43,501,400)

TOTAL OPTIONS WRITTEN (premiums received $18,348,753)		(43,722,275)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 108.8% (cost $552,101,118)		486,899,843
Liabilities in excess of other assets — (8.8)%		(39,488,363)

NET ASSETS — 100.0%		$447,411,480

The following abbreviations are used in the Portfolio descriptions:

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

144A	Security was purchased pursuant to Rule 144A under the Securiites Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A are deemed to be liquid.
ADR	American Depositary Receipt
ADS	American Depositary Security
EAFE	Europe, Australia, Far East
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange
PRFC	Preference Shares
SIX	Swiss Exchange
SPDR	Standard & Poor’s Depositary Receipts
XTSE	Toronto Stock Exchange
*	Non-income producing security.
#	Notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $35,769,339; cash collateral of $37,926,560 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2011.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$330,542,370	$44,040,664	$623,321
Exchange Traded Funds	5,361,620	—	—
Preferred Stock	107,275	—	—
Unaffiliated Mutual Fund	592,523	—	—
Affiliated Money Market Mutual Fund	79,047,645	—	—
Options Purchased	70,306,700	—	—
Options Written	(43,722,275)	—	—

Total	$442,235,858	$44,040,664	$623,321

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 109.2%

ASSET-BACKED SECURITIES — 5.7%
ACE Securities Corp., Series 2003-NC1, Class M1	Caa1	1.405	%(c)	07/25/33	$2,669	$1,903,932
Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A	Baa2	0.580	%(c)	04/25/34	2,671	2,156,053
Ameriquest Mortgage Securities, Inc., Series 2004-R8, Class M1	Baa1	1.195	%(c)	09/25/34	1,700	1,282,439
Ameriquest Mortgage Securities, Inc., Series 2005-R9, Class A2C	Ba2	0.585	%(c)	11/25/35	5,000	3,029,625
Argent Securities, Inc., Series 2004-W10, Class M1	A3	0.835	%(c)	10/25/34	8,900	6,761,419
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 144A	Aaa	4.640%		05/20/16	2,140	2,294,784
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A, 144A	Aaa	3.150%		03/20/17	1,840	1,895,660
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class M	B2	6.900	%(c)	04/10/28	2,400	3,501,266
Bayview Financial Acquisition Trust, Series 2007-A, Class 1A2	Baa2	6.205%		05/28/37	3,200	3,094,582
Bayview Financial Asset Trust, Series 2004-SSRA, Class A1, 144A	Ba1	0.835	%(c)	12/25/39	271	214,915
Bear Stearns Asset Backed Securities Trust, Series 2004-SD3, Class A3	Aa3	0.805	%(c)	09/25/34	1,756	1,523,492
Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A	BB(d)	0.725	%(c)	07/25/35	5,582	4,421,174
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 22A1	CCC(d)	2.881	%(c)	10/25/36	315	155,749
Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 144A	B3	0.455	%(c)	12/25/36	196	186,067
Brazos Higher Education Authority, Series 2010-1, Class A2	AAA(d)	1.512	%(c)	02/25/35	2,500	2,382,466
Brazos Higher Education Authority, Series 2011-1, Class A3	AAA(d)	1.362	%(c)	11/25/33	4,300	4,014,058
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	B2	1.885	%(c)	03/25/33	3,861	2,796,683
CDC Mortgage Capital Trust, Series 2003-HE1, Class M1	Ba3	1.585	%(c)	08/25/33	2,244	1,664,638
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class M1	Aa3	0.785	%(c)	10/25/34	5,630	4,526,430
Countrywide Asset-Backed Certificates, Series 2004-5, Class M2	Caa2	0.905	%(c)	07/25/34	2,763	1,515,558
Countrywide Asset-Backed Certificates, Series 2004-13, Class MF1	Caa1	5.071	%(c)	04/25/35	3,541	1,316,897
Countrywide Asset-Backed Certificates, Series 2005-5, Class M1	Aa3	0.695	%(c)	10/25/35	8,500	7,737,244
Countrywide Asset-Backed Certificates, Series 2006-SD3, Class A1, 144A	BB(d)	0.565	%(c)	07/25/36	1,651	787,391
Countrywide Asset-Backed Certificates, Series 2007-SD1, Class A1, 144A	CCC(d)	0.685	%(c)	03/25/47	422	185,742
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1A	Aa3	0.393	%(c)	11/15/36	324	249,921
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1B	Aa3	0.393	%(c)	11/15/36	618	485,945
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2003-FF5, Class M1	B3	1.135	%(c)	03/25/34	4,054	2,603,166
Fremont Home Loan Trust, Series 2003-B, Class M1	Baa3	1.285	%(c)	12/25/33	2,423	1,743,440
Greenpoint Manufactured Housing, Series 1999-2, Class A2	B2	3.091	%(c)	03/18/29	3,100	2,406,169

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	B3	7.270%		06/15/29	$5,280	$4,927,094
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2	B3	3.731	%(c)	06/19/29	1,700	1,333,016
Greenpoint Manufactured Housing, Series 1999-4, Class A2	B1	3.731	%(c)	02/20/30	1,625	1,266,300
Greenpoint Manufactured Housing, Series 2000-4, Class A3	Aa3	2.187	%(c)	08/21/31	11,575	9,354,337
Greenpoint Manufactured Housing, Series 2000-6, Class A3	Aa3	2.215	%(c)	11/22/31	2,350	2,142,802
Greenpoint Manufactured Housing, Series 2001-2, Class IA2	A2	3.725	%(c)	02/20/32	2,425	1,906,622
Greenpoint Manufactured Housing, Series 2001-2, Class IIA2	A2	3.729	%(c)	03/13/32	3,425	2,558,153
GSAA Home Equity Trust, Series 2007-4, Class A3A	Ca	0.535	%(c)	03/25/37	3,867	1,850,026
GSAMP Trust, Series 2004-SEA2, Class A2B	Aaa	0.785	%(c)	03/25/34	1,473	1,431,713
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 144A	Aaa	5.290%		03/25/16	2,640	2,858,588
Illinois Student Assistance Commission, Series 2010-1, Class A3	AAA(d)	1.153	%(c)	07/25/45	13,800	13,245,792
Keycorp Student Loan Trust, Series 2003-A, Class 1A2	Aaa	0.513	%(c)	10/25/32	4,827	4,496,080
Lehman XS Trust, Series 2005-5N, Class 1A1	B2	0.535	%(c)	11/25/35	235	171,726
Lehman XS Trust, Series 2005-5N, Class 3A1A	B3	0.535	%(c)	11/25/35	343	237,905
Merrill Lynch Mortgage Investors, Inc., Series 2005-SD1, Class A2	AAA(d)	5.666	%(c)	05/25/46	81	80,227
Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1	B2	1.255	%(c)	10/25/33	2,436	1,874,766
Nelnet Student Loan Trust, Series 2005-4, Class A4R2	Aaa	1.174	%(c)	03/22/32	6,700	6,746,900
Novastar Home Equity Loan, Series 2003-3, Class A2C	Baa3	1.295	%(c)	12/25/33	2,596	2,217,281
Ownit Mortgage Loan Asset Backed Certificates, Series 2005-2, Class M2	Aaa	0.910	%(c)	03/25/36	34	33,783
Park Place Securities, Inc., Series 2004-WHQ2, Class M1	Aa1	0.825	%(c)	02/25/35	1,721	1,676,282
Pennsylvania Higher Education Assistance Agency, Series 2003-1, Class B1	A2	8.000	%(s)	07/25/42	10,000	7,950,000
People’s Choice Home Loan Securities Trust, Series 2004-2, Class M1	Baa2	1.135	%(c)	10/25/34	1,565	1,145,075
RAAC, Series 2006-RP3, Class A, 144A	Caa2	0.505	%(c)	05/25/36	1,830	1,086,892
RAAC, Series 2007-SP3, Class A1	Ba3	1.435	%(c)	09/25/47	207	161,221
Renaissance Home Equity Loan Trust, Series 2006-3, Class AV3	Aaa	0.475	%(c)	11/25/36	4,100	1,698,765
Saxon Asset Securities Trust, Series 2005-1, Class M1	Aa3	0.695	%(c)	05/25/35	4,958	3,327,253
SLM Student Loan Trust, Series 2003-4, Class A5A, 144A	Aaa	1.097	%(c)	03/15/33	534	515,830
SLM Student Loan Trust, Series 2003-11, Class A6, 144A	Aaa	0.637	%(c)	12/15/25	3,200	3,003,722
SLM Student Loan Trust, Series 2006-5, Class A5	Aaa	0.363	%(c)	01/25/27	4,620	4,361,282
Soundview Home Equity Loan Trust, Series 2004-WMC1, Class M1	Baa1	0.985	%(c)	01/25/35	2,383	1,891,606
Soundview Home Equity Loan Trust, Series 2006-WF1, Class A2	Caa1	5.645	%(c)	10/25/36	654	342,293

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)
South Carolina Student Loan Corp., Series 2010-1, Class A3	AAA(d)	1.303	%(c)	10/27/36	$5,700	$5,477,472

TOTAL ASSET-BACKED SECURITIES (cost $165,527,771)						158,207,709

BANK LOANS(c) — 1.6%

Advertising — 0.1%
Affinion Group, Inc., Tranche Term Loan B	Ba3	5.000%		10/09/16	1,975	1,790,683

Cable Television — 0.1%
Charter Communications Operating LLC, Term Loan C	Ba1	3.620%		09/06/16	2,830	2,731,341

Commercial Services — 0.2%
Aramark Corp., Term Loan Strip	Ba3	2.244%		01/26/14	142	137,339
Aramark Corp., Term Loan Strip	Ba3	3.619%		07/26/16	309	298,634
Capsugel Holdings US, Inc., Term Loan B	B1	0.180%		07/06/18	2,000	1,969,376
Cengage Learning Acquisitions, Inc., Term Loan	B2	2.490%		07/03/14	1,477	1,163,604
First Data Corp., Term Loan B2	B1	2.985%		09/24/14	1,224	1,068,060

						4,637,013

Computer Services & Software
First Data Corp., Term Loan	B1	4.235%		03/24/18	1,009	882,098

Containers & Packaging
Graphic Packaging International, Inc., Term Loan B	Ba2	2.243%		05/16/14	769	749,524

Food — 0.2%
Del Monte Corp., Term Loan	Ba3	4.500%		03/08/18	1,995	1,842,382
NBTY, Inc., Term Loan B	Ba3	4.250%		10/01/17	1,995	1,927,644
Reynolds Group Holdings, Tranche Term Loan C	Ba3	6.500%		07/07/18	1,500	1,448,750

						5,218,776

Healthcare – Services — 0.2%
CHS/Community Health Systems, Inc., Term Loan B	Ba3	2.569%		07/25/14	529	493,840
CHS/Community Health Systems, Inc., Term Loan B	Ba3	2.569%		07/25/14	1,500	1,401,459
Emergency Medical Services Corp., Term Loan	B1	5.625%		05/25/18	1,496	1,419,869
Hanger Orthopedic Group, Inc., Term Loan C	NR	4.000%		12/01/16	1,496	1,440,122
HCA, Inc., Term Loan B	Ba2	2.619%		11/17/13	637	616,379
Health Management Associates, Inc., Term Loan B	B1	2.119%		02/28/14	997	937,070
IASIS Healthcare LLC, Term Loan	Ba3	5.160%		04/18/18	750	698,438

						7,007,177

Media — 0.2%
Las Vegas Sands LLC, Term Loan B/DD	Ba3	4.510%		11/23/16	2,000	1,862,858
Tribune Co., Term Loan X(i)	NR	3.230%		06/04/12	183	97,371
Univision Communications, Inc., Term Loan B	B2	4.889%		03/31/17	2,500	2,117,708
VNU Nielsen Finance LLC, Term Loan B	Ba3	3.476%		05/01/16	1,860	1,794,499

						5,872,436

Media & Entertainment — 0.1%
Harrah’s Operating Co., Inc., Term Loan B2	B3	3.244%		01/28/15	2,009	1,677,990

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)

Metals & Mining — 0.2%
Fairmount Minerals Ltd., Tranche Term Loan B	B1	5.250%		03/01/17	$4,000	$3,926,668
Walter Energy, Inc., Term Loan B	B1	4.000%		04/01/18	2,000	1,931,000

						5,857,668

Oil, Gas & Consumable Fuels — 0.1%
Hercules Offshore, Inc., Term Loan B	Caa1	7.500%		07/11/13	2,020	1,941,725

Retail & Merchandising — 0.2%
Gymboree Corp., Term Loan B	B1	5.000%		02/23/18	2,992	2,662,044
Neiman Marcus, Term Loan B	B2	4.750%		05/16/18	2,885	2,671,429

						5,333,473

Utilities
Texas Competitive Electric Holdings Co. LLC, Tranche B3 Term Loan	B2	4.756%		10/10/17	1,879	1,319,269

TOTAL BANK LOANS (cost $46,694,271)						45,019,173

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.3%
Americold LLC Trust, Series 2010-ARTA, Class A2FX, 144A	AAA(d)	4.954%		01/14/29	2,800	2,935,635
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-2, Class A4	AAA(d)	5.731	%(c)	05/10/45	1,950	2,136,976
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A3	AAA(d)	5.620%		02/10/51	60	62,925
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4	A+(d)	5.492%		02/10/51	320	334,214
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4	Aaa	5.903	%(c)	09/11/38	4,050	4,446,483
Commercial Mortgage Lease-Backed Certificates, Series 2001-CMLB, Class A1, 144A	Aaa	6.746%		06/20/31	3,178	3,415,883
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	Aaa	3.642%		08/10/44	1,250	1,289,051
Extended Stay America Trust, Series 2010-ESHA, Class A, 144A	Aaa	2.951%		11/05/27	6,401	6,294,480
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4	AAA(d)	5.238	%(c)	11/10/45	3,000	3,188,643
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA	Aaa	4.680%		07/10/39	172	175,527
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A4, 144A	Aaa	4.753%		03/10/44	750	778,470
GS Mortgage Securities Corp. II, Series 2011-GC3, Class X, IO, 144A	Aaa	1.165	%(c)	03/10/44	57,058	3,376,379
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C5, Class A3	Aaa	4.171%		08/15/46	760	783,123
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4	Aaa	5.372%		09/15/39	690	746,136
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4	A+(d)	5.424%		02/15/40	1,113	1,174,669
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4	Aaa	5.858	%(c)	07/15/40	6,555	7,014,827
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A3	Aaa	6.720	%(c)	11/15/26	3,475	3,769,685
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	Aaa	5.666	%(c)	05/12/39	900	993,739
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	Aaa	5.485	%(c)	03/12/51	7,310	7,499,402

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I, Series 2006-IQ11, Class A4	AAA(d)	5.730	%(c)	10/15/42		$140	$152,568
Morgan Stanley Capital I, Series 2006-IQ12, Class A4	AAA(d)	5.332%		12/15/43		1,570	1,694,780
Morgan Stanley Capital I, Series 2007-IQ16, Class A4	A+(d)	5.809%		12/12/49		6,260	6,721,731
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%		11/15/48		1,074	1,143,827
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 144A	Aaa	4.375%		03/15/44		1,370	1,384,110
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 144A	Aaa	4.902	%(c)	06/15/44		2,390	2,510,456

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $62,949,316)							64,023,719

CORPORATE BONDS — 32.0%

Advertising — 0.1%
WPP Finance UK (United Kingdom), Gtd. Notes	Baa3	8.000%		09/15/14		1,670	1,890,076

Aerospace/Defense — 0.3%
Boeing Co. (The), Sr. Unsec’d. Notes	A2	4.875%		02/15/20		3,060	3,491,601
Raytheon Co., Sr. Unsec’d. Notes	Baa1	3.125%		10/15/20		1,560	1,553,545
United Technologies Corp., Sr. Unsec’d. Notes	A2	4.500%		04/15/20		2,710	3,007,815

							8,052,961

Agriculture — 0.6%
Altria Group, Inc., Gtd. Notes	Baa1	4.750%		05/05/21		2,430	2,513,519
Altria Group, Inc., Gtd. Notes	Baa1	8.500%		11/10/13		2,110	2,406,489
Altria Group, Inc., Gtd. Notes	Baa1	9.250%		08/06/19		4,420	5,793,754
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%		06/23/19	(a)	1,800	2,108,713
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%		06/01/12		2,100	2,182,948
Reynolds American, Inc., Gtd. Notes	Baa3	7.625%		06/01/16		780	933,815

							15,939,238

Airlines — 0.2%
Continental Airlines, Inc., Sr. Sec’d. Notes, 144A	Ba2	6.750%		09/15/15		1,720	1,651,200
Delta Air Lines 2009-1 Class A Pass-Through Trust, Pass-Through Certificates	Baa2	7.750%		06/17/21		2,153	2,260,556
UAL 2009-2A Pass-Through Trust, Pass-Through Certificates	Baa2	9.750%		01/15/17		1,058	1,158,857

							5,070,613

Automobiles — 0.2%
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	2.625%		09/15/16		4,920	4,798,565

Banks — 4.7%
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	7.375%		05/15/14		410	422,723
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	7.625%		06/01/19		9,900	10,399,128
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa1	5.000%		05/13/21	(a)	8,300	7,404,878
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa1	5.650%		05/01/18		2,530	2,402,318
Bank of Tokyo-Mitsubishi UFJ Ltd. (Japan), Sr. Unsec’d. Notes, 144A	Aa3	3.850%		01/22/15		2,290	2,434,435
BankAmerica Institutional Capital A, Ltd. Gtd. Notes, 144A	Ba1	8.070%		12/31/26		280	257,600
BBVA US Senior SAU (Spain), Bank Gtd. Notes	Aa2	3.250%		05/16/14		7,440	6,972,277

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A	Aa2	3.750%		10/15/14		$3,700	$3,843,035
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A	Aa2	5.000%		10/15/19		1,600	1,661,245
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Jr. Sub. Notes, 144A	A2	11.000	%(c)	12/29/49	(a)	8,215	9,878,538
Credit Agricole SA (France), Jr. Sub. Notes, 144A	A3	8.375	%(c)	10/29/49		7,830	6,166,125
Credit Agricole SA (France), Sr. Unsec’d. Notes, 144A	Aa2	2.625%		01/21/14	(a)	3,200	3,055,837
ICICI Bank Ltd. (India), Jr. Sub. Notes	Ba1	6.375	%(c)	04/30/22		1,830	1,518,900
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A	Ba1	6.375	%(c)	04/30/22		480	398,400
Intesa Sanpaolo SpA (Italy), Sr. Notes, 144A	Aa3	3.625%		08/12/15	(a)	2,820	2,468,701
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.350%		08/15/21		630	636,618
Kaupthing Bank (Iceland), Sr. Notes, 144A (original cost $4,589,281; purchased 02/28/08)(f)(i)	NR	7.625%		02/28/15	(g)	5,480	1,315,200
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	3.700%		11/13/14		2,870	2,920,713
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	4.875%		01/27/20		740	770,582
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	4.875%		01/14/21		1,870	1,940,103
Nordea Bank AB (Sweden), Sub. Notes, 144A	Aa3	4.875%		05/13/21		6,680	5,708,060
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	Ba2	7.648	%(c)	08/29/49		730	474,500
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	A1	6.400%		10/21/19		3,750	3,580,173
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	Ba2	5.000%		11/12/13		520	492,232
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	Ba2	5.000%		10/01/14		5,440	5,065,565
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes	Aa3	3.950%		09/21/15		1,130	1,062,720
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes	Aa3	4.875%		03/16/15		670	656,006
Santander US Debt SA Unipersonal (Spain), Bank Gtd. Notes, 144A	Aa2	3.724%		01/20/15	(a)	3,690	3,421,645
Santander US Debt SA Unipersonal (Spain), Bank Gtd. Notes, 144A	Aa2	3.781%		10/07/15	(a)	2,400	2,138,155
State Street Corp., Jr. Sub. Debs	A3	4.956%		03/15/18		8,750	9,258,988
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	Aa3	3.100%		01/14/16		2,270	2,339,026
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	Aa3	3.150%		07/22/15	(a)	4,250	4,382,864
UBS AG (Switzerland), Notes	Aa3	2.250%		01/28/14	(a)	1,790	1,744,289
UBS AG (Switzerland), Notes	Aa3	3.875%		01/15/15	(a)	1,300	1,294,526
UBS AG (Switzerland), Notes	Aa3	4.875%		08/04/20	(a)	2,230	2,147,254
Wachovia Capital Trust III, Ltd. Gtd. Notes	Baa3	5.570	%(c)	03/29/49		8,930	7,322,600
Wachovia Corp., Sr. Unsec’d. Notes	A2	5.750%		02/01/18		1,330	1,498,495
Wachovia Corp., Sub. Notes	A3	5.625%		10/15/16		3,270	3,534,847
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	3.676%		06/15/16		2,970	3,090,659
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	3.750%		10/01/14		300	316,787
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	4.375%		01/31/13		800	830,094
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	5.250%		10/23/12		400	416,986
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	A2	4.600%		04/01/21		640	684,100
Wells Fargo Capital X, Ltd. Gtd. Notes	Baa1	5.950%		12/01/86		1,650	1,607,829

							129,935,756

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	5.000%	04/15/20(a)	$2,310	$2,642,624
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	5.375%	01/15/20	4,260	4,963,271
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	4.828%	07/15/20(a)	3,330	3,726,183
PepsiCo, Inc., Sr. Unsec’d. Notes	Aa3	7.900%	11/01/18	702	934,069

					12,266,147

Cable Television — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A	Ba2	8.000%	04/30/12	180	182,700
Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A	Ba2	10.875%	09/15/14	2,025	2,171,811
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.500%	06/15/15	2,900	3,052,250
Time Warner Cable, Inc., Gtd. Notes	Baa2	4.000%	09/01/21	1,920	1,877,603
Time Warner Cable, Inc., Gtd. Notes	Baa2	4.125%	02/15/21	1,230	1,224,940
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.500%	09/01/41	500	494,204
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.875%	11/15/40	6,190	6,342,596
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.750%	07/01/18	470	546,918
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.750%	06/15/39	1,990	2,276,001
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.250%	04/01/19	4,100	5,134,122
Time Warner Entertainment Co. LP, Gtd. Notes	Baa2	8.375%	07/15/33	920	1,199,734
Time Warner Entertainment Co. LP, Gtd. Notes	Baa2	10.150%	05/01/12	1,860	1,954,352
Time Warner, Inc., Gtd. Notes	Baa2	4.700%	01/15/21	1,770	1,850,057
Time Warner, Inc., Gtd. Notes	Baa2	4.750%	03/29/21	710	745,499
Time Warner, Inc., Gtd. Notes	Baa2	6.250%	03/29/41	930	1,061,030

					30,113,817

Chemicals — 0.1%
CF Industries, Inc., Gtd. Notes	Ba1	7.125%	05/01/20	344	391,730
Potash Corp. of Saskatchewan, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	4.875%	03/30/20	620	695,270
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.750%	03/15/13	260	276,853
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	6.650%	03/15/18	780	959,654

					2,323,507

Commercial Services
Stonemor Operating LLC/Cornerstone Family Services of WV, Gtd. Notes	B3	10.250%	12/01/17	730	698,975

Consumer Products — 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A	Ba3	6.875%	02/15/21(a)	4,010	3,609,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A	Ba3	7.125%	04/15/19	900	837,000

					4,446,000

Containers & Packaging — 0.2%
Ball Corp., Gtd. Notes	Ba1	5.750%	05/15/21(a)	4,400	4,279,000
Ball Corp., Gtd. Notes	Ba1	6.750%	09/15/20(a)	2,010	2,080,350

					6,359,350

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services — 6.5%
Ally Financial, Inc., Gtd. Notes	B1	7.500%		09/15/20(a)	$9,820	$8,887,100
American Express Co., Sr. Unsec’d. Notes	A3	8.125%		05/20/19	1,800	2,271,802
American Express Co., Sub. Notes	Baa2	6.800%	(c)	09/01/66(a)	5,070	4,911,561
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	6.400%		10/02/17	3,210	3,644,637
Boeing Capital Corp., Sr. Unsec’d. Notes	A2	4.700%		10/27/19	1,360	1,542,216
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	5.450%		04/15/18	1,040	1,222,488
Citigroup, Inc., Sr. Unsec’d. Notes	A3	3.953%		06/15/16(a)	4,110	4,100,222
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.375%		08/09/20(a)	8,532	8,839,297
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.500%		10/15/14	2,360	2,451,922
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.000%		12/13/13(a)	6,400	6,722,362
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.000%		08/15/17	490	520,005
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.010%		01/15/15	6,670	7,088,769
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.375%		08/12/14	2,580	2,731,495
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.500%		08/19/13	1,010	1,062,819
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.875%		03/05/38(a)	1,970	2,138,878
Citigroup, Inc., Sub. Notes	Baa1	5.000%		09/15/14	2,200	2,157,670
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	5.000%		05/15/18	4,430	4,279,008
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	5.875%		08/02/21	780	775,853
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	12.000%		05/15/15	3,200	3,840,000
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	4.625%		01/07/21(a)	8,960	9,299,163
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.900%		05/13/14(a)	2,230	2,437,890
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	4.375%		09/16/20(a)	5,940	6,044,253
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	6.000%		06/15/12	2,160	2,240,058
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	6.875%		01/10/39	6,020	6,909,401
General Electric Capital Corp., Sub. Notes	Aa3	5.300%		02/11/21(a)	5,080	5,269,997
Goldman Sachs Capital II, Ltd. Gtd. Notes	Baa2	5.793%	(c)	06/01/43(a)	3,560	2,207,200
Goldman Sachs Group, Inc. (The), Sr. Notes	A1	6.250%		02/01/41	9,980	9,704,732
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	3.625%		08/01/12	770	780,663
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	4.750%		07/15/13	200	205,817
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.250%		10/15/13(a)	1,110	1,153,347
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.250%		07/27/21	980	966,785
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.300%		02/14/12	220	222,732
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.375%		03/15/20	3,720	3,694,239
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.450%		11/01/12	1,240	1,278,252
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.950%		01/18/18	680	700,084
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.000%		06/15/20	6,750	6,943,489
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.600%		01/15/12	310	314,454
HSBC Finance Corp., Sr. Sub. Notes, 144A	Baa1	6.676%		01/15/21	9,670	9,503,889
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.500%		09/01/14	1,930	1,930,000

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.750%		09/01/16	$9,610	$9,634,025
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.250%		10/15/20	4,050	4,059,598
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.400%		07/22/20	2,150	2,175,237
JPMorgan Chase & Co., Sub. Notes	A1	5.150%		10/01/15	2,900	3,060,329
JPMorgan Chase & Co., Sub. Notes	A1	6.125%		06/27/17	2,660	2,908,455
Lehman Brothers Holdings, Inc., Jr. Sub. Notes(i)	NR	6.500%		07/19/17	3,140	1,570
Lehman Brothers Holdings, Inc., Sub. Notes, MTN(i)	NR	6.750%		12/28/17	1,040	520
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	Baa1	5.450%		02/05/13	3,180	3,151,466
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa1	6.875%		04/25/18	5,600	5,602,010
Merrill Lynch & Co., Inc., Sub. Notes	Baa2	5.700%		05/02/17	500	445,984
Merrill Lynch & Co., Inc., Sub. Notes	Baa2	6.050%		05/16/16	320	287,979
Morgan Stanley, Sr. Unsec’d. Notes	A2	4.200%		11/20/14	180	176,035
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.625%		04/01/18	3,990	3,958,327
Resona Preferred Global Securities Cayman Ltd. (Cayman Islands), Jr. Sub. Notes, 144A	Ba2	7.191	%(c)	12/29/49	670	626,515
RSHB Capital SA for OJSC Russian Agricultural Bank (Luxembourg), Unsec’d. Notes	Baa1	6.299%		05/15/17	1,080	1,063,800
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	B3	6.900%		12/15/17	340	244,800
UPCB Finance III Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Ba3	6.625%		07/01/20	3,280	3,083,200

						181,474,399

Electric — 1.7%
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.000%		06/01/20(a)	4,540	4,540,000
Calpine Construction Finance Co. LP and CCFC Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	8.000%		06/01/16	1,995	2,044,875
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.500%		02/15/21	1,960	1,871,800
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.875%		07/31/20	1,000	965,000
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.875%		01/15/23	1,850	1,785,250
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	5.200%		08/15/19	2,820	3,256,186
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	5.700%		09/17/12	3,230	3,371,458
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	7.000%		06/15/38	1,150	1,528,384
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	8.875%		01/15/19	960	1,279,566
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sr. Sec’d. Notes	Caa3	10.000%		12/01/20	5,043	4,916,925
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	6.450%		11/15/11	161	161,877
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	7.375%		11/15/31	8,170	10,076,412
GenOn Americas Generation LLC, Sr. Unsec’d. Notes	B3	9.125%		05/01/31(a)	3,000	2,520,000
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	5.800%		03/01/37	4,010	4,659,993
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.400%		01/15/21	1,910	2,056,388
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.000%		12/01/39	1,910	2,278,452

						47,312,566

Electronic Components & Equipment — 0.1%
National Semiconductor Corp., Sr. Unsec’d. Notes	Baa1	6.600%		06/15/17	320	381,758
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	A3	3.600%		08/15/21	1,530	1,588,195

						1,969,953

Environmental Control — 0.1%
Waste Management, Inc., Gtd. Notes	Baa3	4.600%		03/01/21	3,440	3,690,153

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Financial Services — 0.5%
BAC Capital Trust XI, Ltd. Gtd. Notes	Baa3	6.625%		05/23/36	$590	$443,800
Countrywide Financial Corp., Sub. Notes	Baa2	6.250%		05/15/16	460	405,964
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes	Aa3	6.375%		01/21/21	4,070	4,012,715
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	Aa3	5.800%		01/13/20	690	656,089
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%		03/25/20(a)	8,430	8,322,071

						13,840,639

Food — 0.7%
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%		06/15/17	1,690	1,975,441
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.375%		02/10/20	8,990	10,174,172
Kroger Co. (The), Gtd. Notes	Baa2	5.000%		04/15/13	1,720	1,807,751
Kroger Co. (The), Gtd. Notes	Baa2	6.150%		01/15/20	750	900,193
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	6.350%		08/15/17(a)	2,840	3,285,267

						18,142,824

Gaming
Boyd Gaming Corp., Sr. Sub. Notes	Caa1	7.125%		02/01/16(a)	1,100	808,500
MGM Resorts International, Gtd. Notes	Caa1	7.625%		01/15/17	110	94,325
MGM Resorts International, Sr. Sec’d. Notes	Ba3	10.375%		05/15/14	110	120,038
MGM Resorts International, Sr. Sec’d. Notes	Ba3	11.125%		11/15/17	260	285,350

						1,308,213

Healthcare – Services — 0.8%
Fresenius Medical Care US Finance, Inc., Gtd. Notes	Ba2	6.875%		07/15/17	1,323	1,362,690
HCA, Inc., Sr. Sec’d. Notes	Ba3	6.500%		02/15/20(a)	2,100	2,052,750
Medtronic, Inc., Sr. Unsec’d. Notes	A1	4.450%		03/15/20	1,820	2,060,801
Roche Holdings, Inc., Gtd. Notes, 144A	A1	6.000%		03/01/19	2,220	2,712,358
Tenet Healthcare Corp., Sr. Sec’d. Notes	B1	8.875%		07/01/19(a)	1,783	1,885,522
Tenet Healthcare Corp., Sr. Sec’d. Notes	B1	10.000%		05/01/18(a)	2,020	2,186,650
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.875%		02/15/13	530	556,181
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.875%		04/01/13	650	684,171
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%		11/15/17	45	52,001
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%		02/15/18	2,070	2,456,351
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.875%		06/15/17	1,550	1,773,047
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	7.000%		02/15/19	2,580	3,184,388

						20,966,910

Hotels, Restaurants & Leisure — 0.1%
CityCenter Holdings LLC/CityCenter Finance Corp, Sr. Sec’d. Notes, 144A	B2	7.625%		01/15/16	1,570	1,475,800

Insurance — 0.9%
American International Group, Inc., Jr. Sub. Notes	Baa2	6.250%		03/15/37	1,020	706,350
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%		12/15/20	7,280	7,416,791
American International Group, Inc., Sr. Unsec’d. Notes, 144A	Baa1	3.750%		11/30/13	2,200	2,201,995
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%		01/16/18	2,320	2,298,424
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	Aa2	3.200%		02/11/15	290	304,898
ING Capital Funding Trust III, Gtd. Notes	B1	3.969	%(c)	12/29/49	200	149,579
MetLife, Inc., Jr. Sub. Notes	Baa2	6.400%		12/15/66	2,270	2,012,101

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO(CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Insurance (cont’d.)
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	$2,060	$2,143,784
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.875%	02/06/41	1,440	1,589,988
Pacific Life Global Funding, Sr. Sec’d. Notes, 144A	A1	5.150%	04/15/13	1,230	1,285,083
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.850%	12/16/39	2,190	2,683,709
Wellpoint, Inc., Sr. Unsec’d. Notes	Baa1	3.700%	08/15/21	940	945,447

					23,738,149

Machinery & Equipment — 0.1%
Caterpillar, Inc., Sr. Unsec’d. Notes	A2	3.900%	05/27/21	2,350	2,534,501

Media — 1.3%
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	7.750%	04/15/18(a)	1,400	1,414,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	7.000%	01/15/19	740	717,800
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	8.125%	04/30/20	1,750	1,820,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	B2	7.000%	01/15/19	600	580,500
Comcast Corp., Gtd. Notes	Baa1	5.150%	03/01/20(a)	3,640	4,108,457
Comcast Corp., Gtd. Notes	Baa1	5.650%	06/15/35	380	397,795
Comcast Corp., Gtd. Notes	Baa1	5.700%	05/15/18	2,160	2,496,375
Comcast Corp., Gtd. Notes	Baa1	6.400%	03/01/40(a)	1,490	1,734,044
Comcast Corp., Gtd. Notes	Baa1	6.500%	01/15/15	3,600	4,102,988
Comcast Corp., Gtd. Notes	Baa1	6.500%	01/15/17	2,390	2,807,096
Comcast Corp., Gtd. Notes	Baa1	6.950%	08/15/37	320	383,595
COX Communications, Inc., Sr. Unsec’d. Notes	Baa2	5.450%	12/15/14	1,680	1,860,204
DISH DBS Corp., Gtd. Notes	Ba3	7.125%	02/01/16	3,090	3,128,625
DISH DBS Corp., Gtd. Notes	Ba3	7.750%	05/31/15	170	174,250
DISH DBS Corp., Gtd. Notes	Ba3	7.875%	09/01/19	3,015	3,075,300
News America, Inc., Gtd. Notes	Baa1	4.500%	02/15/21	1,010	1,014,705
Reed Elsevier Capital, Inc., Gtd. Notes	Baa1	8.625%	01/15/19	4,200	5,361,279
United Business Media Ltd. (United Kingdom), Notes, 144A	Baa3	5.750%	11/03/20	2,180	2,329,378

					37,506,391

Media & Entertainment — 0.2%
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	B3	8.500%	11/01/19	25	24,438
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	B3	9.500%	06/15/16(a)	1,465	1,485,144
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	Caa2	11.250%	06/15/16	690	703,800
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	B3	7.250%	10/15/20(a)	2,260	2,084,850

					4,298,232

Metals & Mining — 2.2%
Arch Coal, Inc., Gtd. Notes, 144A	B1	7.000%	06/15/19(a)	4,130	3,923,500
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	Baa1	6.950%	04/01/19(a)	2,550	3,091,842
Barrick North America Finance LLC, Gtd. Notes	Baa1	4.400%	05/30/21	1,870	1,917,565
BHPBilliton Finance USA Ltd. (Australia), Gtd. Notes	A1	6.500%	04/01/19	7,340	9,019,561
Cliffs Natural Resources, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	10/01/40	3,680	3,583,970
CONSOL Energy, Inc., Gtd. Notes	B1	8.250%	04/01/20	2,520	2,652,300

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Metals & Mining (cont’d.)
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	B1	6.375%	02/01/16	$520	$468,000
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	8.375%	04/01/17	5,685	6,097,162
Novelis, Inc. (Canada), Gtd. Notes	B2	8.750%	12/15/20	2,020	1,979,600
Peabody Energy Corp., Gtd. Notes	Ba1	6.500%	09/15/20(a)	2,400	2,523,000
Peabody Energy Corp., Gtd. Notes	Ba1	7.875%	11/01/26	330	359,700
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	3.750%	09/20/21	620	617,542
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	4.125%	05/20/21	660	678,850
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	6.500%	07/15/18	2,980	3,575,705
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	9.000%	05/01/19(a)	6,590	8,868,611
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.375%	11/01/12	500	511,250
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.625%	03/15/20(a)	3,110	3,106,112
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.750%	04/15/16	75	73,875
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes	Baa2	9.750%	05/15/14	36	42,669
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes	Baa2	10.250%	05/15/16	523	614,839
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%	11/21/36	5,480	5,910,723
Vedanta Resources PLC (United Kingdom), Sr. Unsec’d. Notes	Ba2	8.750%	01/15/14	400	390,000
Vedanta Resources PLC (United Kingdom), Sr. Unsec’d. Notes	Ba2	9.500%	07/18/18	900	810,000
Vedanta Resources PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Ba2	8.750%	01/15/14(a)	1,420	1,356,100

					62,172,476

Oil, Gas & Consumable Fuels — 4.1%
Anadarko Finance Co. (Canada), Gtd. Notes	Ba1	7.500%	05/01/31	2,910	3,446,080
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.375%	09/15/17	1,140	1,278,879
Apache Corp., Sr. Unsec’d. Notes	A3	5.100%	09/01/40(a)	3,570	3,982,671
Apache Corp., Sr. Unsec’d. Notes	A3	6.000%	01/15/37	1,440	1,791,795
Baker Hughes, Inc., Sr. Unsec’d. Notes	A2	7.500%	11/15/18	3,230	4,244,514
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	7,280	7,522,278
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.500%	08/15/17(a)	2,280	2,359,800
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.625%	08/15/20	770	793,100
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.250%	12/15/18	1,415	1,506,975
Cie Generale de Geophysique - Vertias (France), Gtd. Notes	Ba3	9.500%	05/15/16	4,000	4,100,000
Complete Production Services, Inc., Gtd. Notes	B1	8.000%	12/15/16(a)	1,000	1,000,000
Concho Resources, Inc., Gtd. Notes	B3	6.500%	01/15/22(a)	1,812	1,784,820
ConocoPhillips, Gtd. Notes	A1	6.000%	01/15/20	1,570	1,922,184
ConocoPhillips, Gtd. Notes	A1	6.500%	02/01/39	1,890	2,506,233
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	5.600%	07/15/41	120	138,336
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	7.950%	04/15/32	4,100	5,828,806
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	6.700%	07/01/18	50	55,965
Hess Corp., Sr. Unsec’d. Notes	Baa2	7.300%	08/15/31	990	1,265,725
Hess Corp., Sr. Unsec’d. Notes	Baa2	7.875%	10/01/29	190	255,684
Hess Corp., Sr. Unsec’d. Notes	Baa2	8.125%	02/15/19	6,020	7,759,256
Kerr-McGee Corp., Gtd. Notes	Ba1	6.950%	07/01/24	2,800	3,272,592
Kerr-McGee Corp., Gtd. Notes	Ba1	7.875%	09/15/31	4,800	5,902,656
Key Energy Services, Inc., Gtd. Notes	B1	6.750%	03/01/21	1,890	1,819,125
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	6.000%	02/01/17	1,000	1,132,417

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	8.250%		03/01/19(a)	$5,250	$6,893,092
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A2	3.125%		02/15/22	3,830	3,828,908
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	6.625%		06/15/35	6,070	6,510,075
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	3.875%		01/27/16	2,700	2,678,400
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	5.375%		01/27/21	8,190	8,280,090
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	5.750%		01/20/20	2,501	2,596,038
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	6.125%		10/06/16	970	1,052,450
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	5.500%		01/21/21	980	1,029,000
Petroplus Finance Ltd. (Bermuda), Sr. Sec’d. Notes, 144A	B2	6.750%		05/01/14	1,740	1,513,800
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	6.875%		03/01/21	3,280	3,427,600
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	4.375%		03/25/20(a)	4,400	4,941,310
Statoil ASA (Norway), Gtd. Notes	Aa2	3.125%		08/17/17	1,530	1,620,630
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	7.875%		03/13/18	743	772,720
Total Capital SA (France), Gtd. Notes	Aa1	4.450%		06/24/20	2,200	2,459,534
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	5.250%		03/15/13	1,180	1,229,092

						114,502,630

Pharmaceuticals — 0.4%
Giant Funding Corp., Sr. Sec’d. Notes, 144A	B3	8.250%		02/01/18	850	850,000
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	5.650%		05/15/18(a)	3,620	4,377,492
Pfizer, Inc., Sr. Unsec’d. Notes	A1	6.200%		03/15/19(a)	4,740	5,939,869
Wyeth, Gtd. Notes	A1	5.450%		04/01/17	730	852,529

						12,019,890

Pipelines — 1.3%
El Paso Corp., Sr. Unsec’d. Notes, MTN	Ba3	7.750%		01/15/32	5,820	6,741,073
Enterprise Products Operating LLC, Gtd. Notes	Baa3	5.250%		01/31/20	3,020	3,318,823
Enterprise Products Operating LLC, Gtd. Notes	Baa3	5.700%		02/15/42	2,480	2,609,463
Enterprise Products Operating LLC, Gtd. Notes	Baa3	6.500%		01/31/19	5,420	6,381,925
Enterprise Products Operating LLC, Gtd. Notes	Ba1	8.375%	(c)	08/01/66	4,000	4,145,000
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	B1	6.500%		07/15/21	2,319	2,330,595
Southern Natural Gas Co., Sr. Unsec’d. Notes	Baa3	8.000%		03/01/32	3,600	4,642,664
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	7.500%		01/15/31	2,458	2,875,568
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	7.875%		09/01/21	2,220	2,631,843
Williams Partners LP, Sr. Unsec’d. Notes	Baa3	5.250%		03/15/20	1,090	1,172,400

						36,849,354

Real Estate Investment Trusts
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Baa2	6.500%		06/01/16	880	905,668

Retail & Merchandising — 0.7%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%		06/01/17	3,640	4,177,788
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.600%		03/15/19	4,050	4,926,290
CVS Pass-Through Trust, Pass-Through Certificates	Baa2	6.036%		12/10/28	3,394	3,572,240
CVS Pass-Through Trust, Pass-Through Certificates	Baa2	6.943%		01/10/30	837	940,420

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail & Merchandising (cont’d.)
CVS Pass-Through Trust, Pass-Through Certificates, 144A	Ba1	9.350%	01/10/23		$1,050	$1,207,910
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.250%	04/15/13		920	971,657
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.625%	04/15/41		2,300	2,833,607
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.800%	02/15/18	(a)	710	861,965
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	6.200%	04/15/38		780	1,005,787

						20,497,664

Telecommunications — 1.8%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	5.000%	03/30/20		3,100	3,273,600
America Movil SAB de CV (Mexico), Gtd. Notes	A2	5.625%	11/15/17	(a)	1,310	1,454,455
AT&T, Inc., Sr. Unsec’d. Notes	A2	3.875%	08/15/21		1,800	1,851,586
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.500%	02/01/18		4,340	5,009,580
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.550%	08/15/41		4,650	5,006,274
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.300%	01/15/38		3,140	3,596,955
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.550%	02/15/39		480	568,455
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	5.950%	01/15/18		1,470	1,634,714
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18		2,110	2,811,662
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	5.750%	03/23/16		3,380	3,721,556
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A	Ba2	7.375%	12/01/17		480	481,200
Sprint Capital Corp., Gtd. Notes	B1	8.750%	03/15/32		660	573,375
Sprint Nextel Corp., Sr. Unsec’d. Notes	B1	6.000%	12/01/16		4,460	3,835,600
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.134%	04/27/20		3,180	2,961,683
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.462%	02/16/21		530	503,278
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.877%	07/15/19		330	323,902
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%	04/01/21	(a)	5,940	6,565,720
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.000%	04/01/41	(a)	3,440	4,181,206
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.100%	04/15/18		2,120	2,528,022
Verizon Global Funding Corp., Sr. Unsec’d. Notes	A3	7.375%	09/01/12		400	422,910

						51,305,733

Transportation — 0.2%
Kansas City Southern de Mexico SA de CV (Mexico), Sr. Unsec’d. Notes	Ba2	6.125%	06/15/21	(a)	1,660	1,643,400
Kansas City Southern de Mexico SA de CV (Mexico), Sr. Unsec’d. Notes	Ba2	12.500%	04/01/16		406	465,885
RailAmerica, Inc., Sr. Sec’d. Notes	B1	9.250%	07/01/17	(a)	2,670	2,890,275

						4,999,560

Utilities — 0.2%
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	A3	5.625%	11/30/12		2,800	2,937,928
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	3.950%	09/15/14		250	265,582
Mirant Mid Atlantic Pass-Through Trust C, Pass-Through Certificates	Ba1	10.060%	12/30/28		1,403	1,473,133
Tennessee Valley Authority, Notes	Aaa	5.250%	09/15/39		1,440	1,844,453

						6,521,096

TOTAL CORPORATE BONDS (cost $878,387,644)						889,927,806

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS — 3.2%
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa3	10.000%		01/01/14	BRL	4,477	$2,396,281
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa3	10.000%		01/01/17	BRL	58,104	29,891,955
Malaysian Government (Malaysia), Sr. Unsec’d. Notes	A3	3.835%		08/12/15	MYR	25,740	8,191,512
Malaysian Government (Malaysia), Sr. Unsec’d. Notes	A3	4.262%		09/15/16	MYR	5,645	1,834,654
Mexican Bonos (Mexico), Bonds	Baa1	8.000%		06/11/20	MXN	285,872	22,824,762
Mexican Bonos (Mexico), Bonds	Baa1	10.000%		12/05/24	MXN	15,130	1,391,306
Polish Government (Poland), Bonds	A2	5.500%		04/25/15	PLN	44,435	13,623,795
Russian Government (Russia), Sr. Unsec’d. Notes	Baa1	7.500%		03/31/30		$8,575	9,649,096

TOTAL FOREIGN GOVERNMENT BONDS (cost $97,322,308)							89,803,361

MUNICIPAL BONDS — 0.9%

California — 0.2%
California State, General Obligation Unlimited	A1	7.300%		10/01/39		1,600	1,927,792
Los Angeles Department of Water & Power, Revenue Bonds	Aa3	6.574%		07/01/45		2,050	2,660,900

							4,588,692

Georgia — 0.1%
Municipal Electric Authority of Georgia, Revenue Bonds	A2	6.637%		04/01/57		1,440	1,538,669
Municipal Electric Authority of Georgia, Revenue Bonds	A2	6.655%		04/01/57		820	866,117

							2,404,786

Illinois — 0.2%
State of Illinois, General Obligation Unlimited	A1	5.665%		03/01/18		3,210	3,455,308
State of Illinois, General Obligation Unlimited	A1	5.877%		03/01/19		3,350	3,575,556

							7,030,864

Minnesota — 0.2%
Northstar Education Finance, Inc., Revenue Bonds	Aaa	1.604	%(c)	01/29/46		7,850	6,637,175

Ohio — 0.2%
Student Loan Funding Corp., Revenue Bonds	Aaa	0.368	%(c)	09/01/47		6,000	5,493,300

TOTAL MUNICIPAL BONDS (cost $24,583,387)							26,154,817

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 15.4%
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1	Caa1	2.631	%(c)	07/25/35		741	556,931
Adjustable Rate Mortgage Trust, Series 2005-5, Class 1A1	Caa3	2.704	%(c)	09/25/35		740	466,563
American Home Mortgage Assets, Series 2006-2, Class 2A1	Caa2	0.425	%(c)	09/25/46		550	270,034
Banc of America Funding Corp., Series 2005-F, Class 2A1	Caa3	2.789	%(c)	09/20/35		131	67,797
Banc of America Mortgage Securities, Inc., Series 2003-H, Class 3A1	A2	2.771	%(c)	09/25/33		739	707,758
Banc of America Mortgage Securities, Inc., Series 2005-12, Class A2	B2	1.135	%(c)	01/25/36		4,551	3,637,463

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Mortgage Securities, Inc., Series 2005-H, Class 2A1	CCC(d)	2.764%	(c)	09/25/35	$428	$343,374
BCAP LLC Trust, Series 2006-AA1, Class A1	Ca	0.425%	(c)	10/25/36	5,260	2,569,106
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A3	CCC(d)	2.727%	(c)	10/25/35	150	123,450
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 11A1	Caa3	2.917%	(c)	02/25/36	945	633,277
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 24A1	Caa2	5.575%	(c)	02/25/36	560	361,867
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1	CC(d)	2.681%	(c)	10/25/36	1,020	656,441
Bear Stearns Alt-A Trust, Series 2004-13, Class A1	Baa1	0.975%	(c)	11/25/34	241	209,187
Bear Stearns Asset Backed Securities Trust, Series 2003-AC5, Class A3	Baa2	1.335%	(c)	10/25/33	721	649,538
Chevy Chase Mortgage Funding Corp., Series 2004-3A, Class A2, 144A	Baa3	0.535%	(c)	08/25/35	583	384,438
Chevy Chase Mortgage Funding Corp., Series 2004-4A, Class A2, 144A	Ba1	0.525%	(c)	10/25/35	526	358,785
Chevy Chase Mortgage Funding Corp., Series 2005-1A, Class A2, 144A	B3	0.435%	(c)	01/25/36	876	540,548
Chevy Chase Mortgage Funding Corp., Series 2005-3A, Class A2, 144A	B3	0.465%	(c)	07/25/36	1,178	684,535
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 1A1A	CCC(d)	2.589%	(c)	10/25/35	623	433,775
Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 144A	NR	3.242%	(c)	02/25/36	4,510	4,410,597
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB6, Class A1	Caa1	2.716%	(c)	11/20/34	336	264,991
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB6, Class A2	Caa1	2.716%	(c)	11/20/34	774	610,260
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 1A2	Caa2	0.525%	(c)	04/25/35	7,133	4,208,501
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J2, Class 3A10	B3	48.020%	(c)	08/25/35	350	764,302
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R3, Class AF, 144A	B1	0.635%	(c)	09/25/35	555	465,322
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-1, Class 1A1	B2	0.735%	(c)	02/25/35	5,073	3,675,765
Fannie Mae Grantor Trust, Series 2011-T2, Class A1	Aaa	2.500%		08/25/51	1,945	1,989,839
Fannie Mae REMICS, Series 2004-38, Class FK	Aaa	0.595%	(c)	05/25/34	3,401	3,400,984
Fannie Mae REMICS, Series 2010-110, Class AE	Aaa	9.750%		11/25/18	8,837	10,482,864
Fannie Mae REMICS, Series 2010-118, Class YB, IO	Aaa	6.314%	(c)	10/25/40	8,251	1,164,247
Fannie Mae REMICS, Series 2010-123, Class PM	Aaa	4.000%		07/25/40	7,300	7,648,530
Fannie Mae REMICS, Series 2010-134, Class DJ	Aaa	2.250%		03/25/39	8,248	8,271,472
Fannie Mae REMICS, Series 2011-14, Class GD	Aaa	4.000%		04/25/40	58,533	62,521,203
Fannie Mae REMICS, Series 2011-15, Class AB	Aaa	9.750%		08/25/19	2,967	3,479,680
Fannie Mae REMICS, Series 2011-63, Class SW, IO	Aaa	6.445%	(c)	07/25/41	1,677	235,468
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	Aaa	1.062%	(c)	01/25/20	12,429	797,683
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	Aaa	1.239%	(c)	04/25/20	23,341	1,760,790

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	Aaa	1.683%	(c)	06/25/20	$28,736	$2,913,554
FHLMC Multifamily Structured Pass-Through Certificates, Series K009, Class X1, IO	Aaa	1.517%	(c)	08/25/20	13,258	1,230,375
FHLMC Multifamily Structured Pass-Through Certificates, Series K014, Class X1, IO	Aaa	1.282%	(c)	04/25/21	43,890	3,774,408
FHLMC Multifamily Structured Pass-Through Certificates, Series K702, Class X1, IO	Aaa	1.567%	(c)	02/25/18	10,958	854,761
FHLMC Multifamily Structured Pass-Through Certificates, Series K703, Class X1, IO	Aaa	2.094%	(c)	05/25/18	14,947	1,630,740
First Horizon Asset Securities, Inc., Series 2004-AR7, Class 4A1	BBB+(d)	5.345%	(c)	02/25/35	312	293,023
Freddie Mac REMICS, Series 2808, Class FT	Aaa	0.579%	(c)	04/15/33	2,584	2,581,483
Freddie Mac REMICS, Series 3738, Class BP	Aaa	4.000%		12/15/38	12,800	13,547,011
Freddie Mac REMICS, Series 3754, Class MB	Aaa	4.000%		01/15/39	7,500	7,948,178
Freddie Mac REMICS, Series 3768, Class MB	Aaa	4.000%		12/15/39	10,732	11,442,933
Freddie Mac REMICS, Series 3806, Class CZ	Aaa	5.500%		07/15/34	9,021	10,849,305
Freddie Mac REMICS, Series 3871, Class JB	Aaa	5.500%		06/15/41	5,700	6,657,860
Government National Mortgage Assoc., Series 2005-13, Class SD, IO	Aaa	6.570%	(c)	02/20/35	1,728	307,911
Government National Mortgage Assoc., Series 2005-81, Class SD, IO	Aaa	6.070%	(c)	12/20/34	2,935	341,123
Government National Mortgage Assoc., Series 2005-82, Class NS, IO	Aaa	6.070%	(c)	07/20/34	1,870	294,468
Government National Mortgage Assoc., Series 2006-47, Class SA, IO	Aaa	6.571%	(c)	08/16/36	4,611	1,019,608
Government National Mortgage Assoc., Series 2008-60, Class SH, IO	Aaa	5.921%	(c)	07/16/38	1,673	238,469
Government National Mortgage Assoc., Series 2009-10, Class ST, IO	Aaa	6.221%	(c)	03/16/34	1,829	211,638
Government National Mortgage Assoc., Series 2009-35, Class SP, IO	Aaa	6.171%	(c)	05/16/37	4,099	487,082
Government National Mortgage Assoc., Series 2009-45, Class AI, IO	Aaa	5.731%	(c)	04/16/39	2,684	311,942
Government National Mortgage Assoc., Series 2009-61, Class SA, IO	Aaa	6.470%	(c)	08/20/39	8,379	1,122,587
Government National Mortgage Assoc., Series 2009-61, Class WQ, IO	Aaa	6.021%	(c)	11/16/35	4,854	716,751
Government National Mortgage Assoc., Series 2009-68, Class SL, IO	Aaa	6.521%	(c)	04/16/39	2,204	283,664
Government National Mortgage Assoc., Series 2009-87, Class KI, IO	Aaa	6.070%	(c)	09/20/35	2,015	293,198
Government National Mortgage Assoc., Series 2009-87, Class SI, IO	Aaa	6.520%	(c)	02/20/35	2,319	417,798
Government National Mortgage Assoc., Series 2009-87, Class TS, IO	Aaa	5.870%	(c)	07/20/35	4,504	684,135
Government National Mortgage Assoc., Series 2009-106, Class SU, IO	Aaa	5.970%	(c)	05/20/37	10,138	1,459,120
Government National Mortgage Assoc., Series 2010-3, Class MS, IO	Aaa	6.320%	(c)	11/20/38	2,745	412,471
Government National Mortgage Assoc., Series 2010-14, Class SA, IO	Aaa	7.770%	(c)	12/20/32	2,160	299,825
Government National Mortgage Assoc., Series 2010-14, Class SC, IO	Aaa	4.579%	(c)	08/20/35	4,230	713,100
Government National Mortgage Assoc., Series 2010-14, Class SH, IO	Aaa	5.771%	(c)	02/16/40	2,364	426,431
Government National Mortgage Assoc., Series 2010-31, Class GS, IO	Aaa	6.270%	(c)	03/20/39	2,491	376,187

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., Series 2010-39, Class SP, IO	Aaa	6.320	%(c)	11/20/38	$846	$122,880
Government National Mortgage Assoc., Series 2010-42, Class BS, IO	Aaa	6.250	%(c)	04/20/40	1,082	173,571
Government National Mortgage Assoc., Series 2010-47, Class AS, IO	Aaa	6.210	%(c)	04/20/40	666	111,659
Government National Mortgage Assoc., Series 2010-47, Class VS, IO	Aaa	6.021	%(c)	11/16/37	3,384	455,913
Government National Mortgage Assoc., Series 2010-47, Class XN, IO	Aaa	6.321	%(c)	04/16/34	3,250	307,444
Government National Mortgage Assoc., Series 2010-50, Class QS, IO	Aaa	6.320	%(c)	12/20/38	3,822	569,077
Government National Mortgage Assoc., Series 2010-57, Class QS, IO	Aaa	6.270	%(c)	05/20/40	1,974	323,668
Government National Mortgage Assoc., Series 2010-60, Class S, IO	Aaa	6.270	%(c)	05/20/40	5,633	990,243
Government National Mortgage Assoc., Series 2010-68, Class SD, IO	Aaa	6.350	%(c)	06/20/40	1,285	227,172
Government National Mortgage Assoc., Series 2010-69, Class SP, IO	Aaa	6.420	%(c)	06/20/38	1,600	239,651
Government National Mortgage Assoc., Series 2010-76, Class SH, IO	Aaa	6.270	%(c)	05/20/40	682	114,647
Government National Mortgage Assoc., Series 2010-85, Class HS, IO	Aaa	6.420	%(c)	01/20/40	2,001	324,090
Government National Mortgage Assoc., Series 2010-85, Class JS, IO	Aaa	6.340	%(c)	04/20/40	1,256	190,995
Government National Mortgage Assoc., Series 2010-87, Class SK, IO	Aaa	6.271	%(c)	07/16/40	6,344	1,113,769
Government National Mortgage Assoc., Series 2010-101, Class NI, IO	Aaa	5.000%		11/20/36	6,496	789,375
Government National Mortgage Assoc., Series 2010-107, Class SG, IO	Aaa	5.920	%(c)	02/20/38	1,774	292,211
Government National Mortgage Assoc., Series 2010-109, Class SB, IO	Aaa	6.370	%(c)	08/20/40	1,675	339,674
Government National Mortgage Assoc., Series 2010-115, Class SP, IO	Aaa	5.155	%(c)	09/20/40	6,403	773,962
Government National Mortgage Assoc., Series 2010-116, Class JS, IO	Aaa	5.820	%(c)	12/20/39	14,678	2,506,437
Government National Mortgage Assoc., Series 2010-117, Class PS, IO	Aaa	5.755	%(c)	10/20/39	12,752	2,077,578
Government National Mortgage Assoc., Series 2010-146, Class GS, IO	Aaa	5.870	%(c)	06/20/39	6,092	1,159,285
Government National Mortgage Assoc., Series 2010-147, Class S, IO	Aaa	6.420	%(c)	11/20/40	4,689	1,038,357
Government National Mortgage Assoc., Series 2010-151, Class SA, IO	Aaa	5.820	%(c)	11/20/40	3,134	513,850
Government National Mortgage Assoc., Series 2010-160, Class SW, IO	Aaa	6.320	%(c)	10/20/38	4,691	744,474
Government National Mortgage Assoc., Series 2010-167, Class US, IO	Aaa	6.400	%(c)	11/20/38	1,970	294,629
Government National Mortgage Assoc., Series 2010-H02, Class FA	Aaa	0.901	%(c)	02/20/60	6,678	6,693,081
Government National Mortgage Assoc., Series 2010-H10, Class FC	Aaa	1.221	%(c)	05/20/60	8,676	8,836,924
Government National Mortgage Assoc., Series 2010-H11, Class FA	Aaa	1.221	%(c)	06/20/60	8,509	8,686,304
Government National Mortgage Assoc., Series 2010-H20, Class AF	Aaa	0.531	%(c)	10/20/60	17,664	17,362,236

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., Series 2010-H24, Class FA	Aaa	0.595	%(c)	10/20/60	$15,214	$15,001,387
Government National Mortgage Assoc., Series 2011-11, Class SA, IO	Aaa	5.755	%(c)	01/20/41	4,190	602,828
Government National Mortgage Assoc., Series 2011-32, Class S, IO	Aaa	5.771	%(c)	03/16/41	1,514	252,296
Government National Mortgage Assoc., Series 2011-40, Class SA, IO	Aaa	5.901	%(c)	02/16/36	8,598	1,419,583
Government National Mortgage Assoc., Series 2011-70, Class BS, IO	Aaa	6.471	%(c)	12/16/36	5,040	1,031,830
Government National Mortgage Assoc., Series 2011-81, Class SA, IO	Aaa	5.155	%(c)	06/20/41	5,759	919,682
Greenpoint Mortgage Funding Trust, Series 2005-AR4, Class G41B	Caa3	0.435	%(c)	10/25/45	347	186,881
Greenpoint Mortgage Funding Trust, Series 2006-AR2, Class 1A2	C	0.485	%(c)	04/25/36	5,145	2,120,454
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1	Ca	0.465	%(c)	04/25/36	470	180,209
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 144A	B1	0.585	%(c)	03/25/35	2,197	1,773,090
GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, 144A	Ba3	0.585	%(c)	09/25/35	6,358	5,121,229
GSR Mortgage Loan Trust, Series 2005-8F, Class 2A1	CCC(d)	5.500%		11/25/35	3,216	3,090,357
GSR Mortgage Loan Trust, Series 2005-AR4, Class 3A5	CC(d)	2.771	%(c)	07/25/35	800	555,327
Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1A	Baa3	2.809	%(c)	01/19/35	559	402,939
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A1A	Caa1	0.580	%(c)	01/19/35	162	91,716
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A3	Caa2	0.610	%(c)	01/19/35	518	248,842
Harborview Mortgage Loan Trust, Series 2007-7, Class 2A1A	Caa1	1.235	%(c)	11/25/47	1,675	1,036,360
Homestar Mortgage Acceptance Corp., Series 2004-3, Class AV1	Aa2	0.685	%(c)	07/25/34	1,450	1,238,781
Homestar Mortgage Acceptance Corp., Series 2004-6, Class A3A	Aaa	0.785	%(c)	01/25/35	5,399	4,996,770
Impac Secured Assets Common Owner Trust, Series 2006-2, Class 2A1	Aaa	0.585	%(c)	08/25/36	518	446,999
Indymac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2	Caa2	0.435	%(c)	10/25/36	2,152	1,285,191
JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4	B(d)	2.789	%(c)	08/25/35	1,400	983,678
JPMorgan Mortgage Trust, Series 2005-A8, Class 2A3	Caa1	2.843	%(c)	11/25/35	4,300	3,124,733
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A1	CCC(d)	6.500%		01/25/36	4,206	4,079,717
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1	A1	2.685	%(c)	04/21/34	3,521	3,304,461
MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1, 144A	Ca	2.598	%(c)	11/25/35	5,149	2,647,374
MASTR Alternative Loans Trust, Series 2004-10, Class 5A1	AAA(d)	0.685	%(c)	09/25/34	1,748	1,577,742
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 144A	Ba3	7.000%		08/25/34	2,853	2,923,462
MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, 144A	B2	0.585	%(c)	05/25/35	3,932	3,111,511

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class A3	BBB(d)	2.618	%(c)	06/25/35	$2,300	$ 1,531,547
Merrill Lynch Mortgage Investors, Inc., Series 2005-A9, Class 1A1	CCC(d)	2.453	%(c)	12/25/35	1,967	1,385,757
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	B2	0.445	%(c)	02/25/36	530	351,799
MLCC Mortgage Investors, Inc., Series 2006-1, Class 1A	Caa2	1.988	%(c)	02/25/36	256	203,674
MLCC Mortgage Investors, Inc., Series 2006-1, Class 2A1	B2	1.953	%(c)	02/25/36	820	687,076
Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 2A	Ba1	2.788	%(c)	07/25/34	1,833	1,542,406
Morgan Stanley Mortgage Loan Trust, Series 2004-10AR, Class 4A	Baa3	3.403	%(c)	11/25/34	3,570	3,051,697
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1	Caa2	0.935	%(c)	12/25/35	4,297	2,917,657
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3	Ca	2.660	%(c)	03/25/36	4,911	2,523,036
Nomura Asset Acceptance Corp., Series 2004-R3, Class A1, 144A	Baa3	6.500%		02/25/35	3,913	3,982,749
Nomura Asset Acceptance Corp., Series 2006-AF1, Class 2A	Ca	2.804	%(c)	06/25/36	1,813	877,534
RBSGC Mortgage Pass-Through Certificates, Series 2005-A, Class 5A	Caa1	7.000%		04/25/35	4,621	3,372,298
RBSGC Mortgage Pass-Through Certificates, Series 2007-B, Class 1A4	Caa3	0.685	%(c)	01/25/37	2,560	1,272,713
RBSSP Resecuritization Trust, Series 2010-3, Class 4A1, 144A	AAA(d)	3.162	%(c)	12/26/35	2,271	2,272,215
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2A2	Caa3	0.595	%(c)	01/25/37	671	301,720
Residential Asset Mortgage Products, Inc., Series 2005-SL1, Class A7	Caa2	8.000%		05/25/32	226	213,132
Residential Asset Securitization Trust, Series 2007-A7, Class A3	CCC(d)	6.000%		07/25/37	3,741	2,814,822
Saco I, Inc., Series 2007-VA1, Class A, 144A	BB(d)	8.851	%(c)	06/25/21	2,722	2,852,701
Sequoia Mortgage Trust, Series 2007-3, Class 1A1	B1	0.431	%(c)	07/20/36	7,696	5,973,573
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A	Baa2	0.605	%(c)	07/25/34	476	368,584
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 6A	Baa3	2.758	%(c)	09/25/34	371	328,065
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2	Baa3	0.535	%(c)	09/25/34	788	557,588
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 5A	B3	5.500	%(c)	12/25/34	618	551,880
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1	Caa2	2.511	%(c)	06/25/35	157	114,686
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 4A1	Caa2	5.547	%(c)	10/25/35	4,200	3,353,047
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4A1	CC(d)	5.440	%(c)	05/25/36	2,051	1,529,093
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5A1	CC(d)	5.526	%(c)	05/25/36	594	444,943
Structured Asset Securities Corp., Series 2005-16, Class 1A2	Caa1	5.500%		09/25/35	1,250	1,138,825
Structured Asset Securities Corp., Series 2005-RF1, Class A, 144A	B3	0.585	%(c)	03/25/35	4,870	3,926,088

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Structured Asset Securities Corp., Series 2005-RF2, Class A, 144A	B2	0.585	%(c)	04/25/35	$4,701	$3,751,125
Structured Asset Securities Corp., Series 2005-RF3, Class 1A, 144A	B3	0.585	%(c)	06/25/35	4,827	3,811,309
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1	B2	6.153	%(c)	09/25/37	3,499	3,443,258
Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1	CC(d)	2.741	%(c)	08/20/35	250	168,157
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6	Ba2	2.574	%(c)	02/25/33	1,855	1,653,291
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 1A7	A1	2.473	%(c)	09/25/33	738	699,071
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR11, Class A6	A2	2.491	%(c)	10/25/33	7,442	6,979,352
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A	B2	0.555	%(c)	08/25/45	7,784	5,943,860
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1C3	Ca	0.725	%(c)	10/25/45	7,963	4,425,293
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR5, Class A12A	Caa1	1.222	%(c)	06/25/46	650	466,009
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A3	CC(d)	5.648	%(c)	08/25/36	3,940	3,145,475
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1	CCC(d)	2.643	%(c)	02/25/37	1,284	893,077
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1	CCC(d)	2.635	%(c)	03/25/37	1,124	906,326
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1	CCC(d)	2.773	%(c)	09/25/36	760	534,822
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA5, Class 1A	Caa3	0.992	%(c)	06/25/47	1,055	655,361
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA6, Class 1A	Caa3	1.052	%(c)	07/25/47	25,791	15,068,566
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A1	B-(d)	5.617	%(c)	04/25/36	364	326,641

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $429,753,404)						428,388,987

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.8%
Federal Home Loan Mortgage Corp., Notes		0.750%		07/28/14	6,150	6,150,523
Federal Home Loan Mortgage Corp., Notes		2.500%		05/27/16(a)	9,430	9,985,710
Federal National Mortgage Assoc., Bonds		6.625%		11/15/30	5,030	7,475,697
Federal National Mortgage Assoc., Notes		5.375%		06/12/17(a)	19,750	23,951,734
Federal National Mortgage Assoc., Notes		5.625%		07/15/37(a)	4,730	6,479,301
Federal National Mortgage Assoc., Sr. Sub. Notes		5.250%		08/01/12	14,190	14,775,792
Federal National Mortgage Assoc., Sub. Debs		4.358%		10/09/19	5,800	4,410,013
Federal National Mortgage Assoc., Sub. Notes		4.625%		05/01/13	2,850	3,028,273
Financing Corp. FICO, Series 1P, PO		10.000%		05/11/18	1,670	1,485,772
Financing Corp. FICO, Series 6P, PO		10.350%		08/03/18	710	627,083
Financing Corp. FICO, Series 7P, PO		10.350%		08/03/18	1,290	1,139,347
Financing Corp. FICO, Series 8P, PO		10.350%		08/03/18	680	600,586
Financing Corp. FICO, Series 11P, PO		9.400%		02/08/18	440	394,733
Financing Corp. FICO, Series 12P, PO		9.900%		12/06/18	3,500	2,992,262
Financing Corp. FICO, Series 13P, PO		9.600%		12/27/18	7,929	6,911,464
Financing Corp. FICO, Series 15P, PO		9.650%		03/07/19	2,900	2,511,310
Financing Corp. FICO, Series 19P, PO		9.000%		06/06/19	210	180,246

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Interest Rate		Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Financing Corp. FICO, Series B-P, PO	9.800%		04/06/18		$ 1,340	$1,195,979
Financing Corp. FICO, Series D-P, PO	8.600%		09/26/19		5,580	4,736,522
Financing Corp. FICO, Series D-P, PO	10.350%		08/03/18		1,590	1,404,312
Financing Corp. FICO, Series E-P, PO	9.650%		11/02/18		5,800	5,081,136

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $97,114,591)						105,517,795

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 40.6%
Federal Home Loan Mortgage Corp.	2.971%	(c)	07/01/36		1,971	2,071,896
Federal Home Loan Mortgage Corp.	5.000%		03/01/38		4,852	5,210,059
Federal Home Loan Mortgage Corp.	5.500%		12/01/38		11,265	12,226,650
Federal Home Loan Mortgage Corp.	5.500%		TBA		900	973,266
Federal Home Loan Mortgage Corp.	6.000%		11/01/39-12/01/39		44,989	49,482,771
Federal Home Loan Mortgage Corp.	6.500%		09/01/39		2,441	2,700,476
Federal National Mortgage Assoc.	3.500%		TBA		24,300	24,964,454
Federal National Mortgage Assoc.	3.500%		TBA		12,900	13,468,406
Federal National Mortgage Assoc.	4.000%		TBA		167,800	175,875,375
Federal National Mortgage Assoc.	4.500%		TBA		137,600	145,963,493
Federal National Mortgage Assoc.	5.000%		01/01/39-06/01/41		19,876	21,605,716
Federal National Mortgage Assoc.	5.000%		TBA		96,000	103,636,093
Federal National Mortgage Assoc.	5.488%	(c)	08/01/37		240	255,419
Federal National Mortgage Assoc.	5.500%		02/01/35-07/01/41		113,874	124,015,425
Federal National Mortgage Assoc.	5.500%		TBA		5,500	6,087,812
Federal National Mortgage Assoc.	5.718%	(c)	01/01/37-05/01/37		419	445,350
Federal National Mortgage Assoc.	6.000%		09/01/37		2,635	2,907,213
Federal National Mortgage Assoc.	6.000%		TBA		115,700	126,908,438
Federal National Mortgage Assoc.	6.000%		TBA		6,100	6,790,539
Federal National Mortgage Assoc.	6.500%		09/30/41-10/01/41		36,400	40,131,000
Federal National Mortgage Assoc.	6.500%		TBA		16,600	18,296,311
Government National Mortgage Assoc.	1.913%	(c)	11/20/60		7,001	7,349,886
Government National Mortgage Assoc.	1.921%	(c)	07/20/60		5,537	5,795,196
Government National Mortgage Assoc.	1.938%	(c)	09/20/60		6,534	6,855,196
Government National Mortgage Assoc.	2.586%	(c)	04/20/60		9,635	10,352,787
Government National Mortgage Assoc.	4.000%		TBA		26,700	28,552,311
Government National Mortgage Assoc.	4.500%		11/20/40-04/20/41		67,574	73,361,333
Government National Mortgage Assoc.	4.500%		TBA		25,200	27,377,436
Government National Mortgage Assoc.	5.000%		04/15/40-11/20/40		45,192	49,726,884
Government National Mortgage Assoc.	5.000%		TBA		21,700	23,829,311
Government National Mortgage Assoc.	6.000%		08/20/40		377	420,146
Government National Mortgage Assoc.	6.000%		TBA		8,200	9,144,281
Government National Mortgage Assoc.	6.500%		10/20/37		3,870	4,378,397

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $1,126,667,910)						1,131,159,326

U.S. TREASURY OBLIGATIONS — 3.6%
U.S. Treasury Bonds	3.750%		08/15/41		10,550	12,282,521
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.250%		07/15/20		9,010	10,305,282
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.750%		01/15/28	(k)	6,500	8,120,940
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.125%		02/15/40-02/15/41		5,310	7,019,952
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.375%		01/15/25-01/15/27		19,020	28,060,060
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.500%		01/15/29	(k)	14,330	19,360,536
U.S. Treasury Notes	0.500%		05/31/13		190	190,802
U.S. Treasury Notes	1.000%		09/30/16		3,230	3,234,780
U.S. Treasury Notes	1.375%		02/15/13		490	497,599
U.S. Treasury Notes	2.125%		08/15/21		910	926,071
U.S. Treasury Strip, PO	3.110%	(s)	02/15/41		26,930	10,893,023

TOTAL U.S. TREASURY OBLIGATIONS (cost $86,969,299)						100,891,566

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCK

Oil, Gas & Consumable Fuels
SemGroup Corp. (Class A Stock)* (cost $718,531)	1,966	$39,241

PREFERRED STOCKS — 0.1%

Diversified Financial Services
Citigroup Capital XII, 8.500%	13,675	$343,241
Citigroup Capital XIII, 7.875%	45,250	1,195,051

TOTAL PREFERRED STOCKS (cost $1,535,123)		1,538,292

	Units
WARRANTS*(l)

Oil, Gas & Consumable Fuels
SemGroup Corp., expiring 11/30/14(g)
(cost $0)	2,070	527

TOTAL LONG-TERM INVESTMENTS (cost $3,018,223,555)		3,040,672,319

	Shares
SHORT-TERM INVESTMENTS — 19.5%

AFFILIATED MONEY MARKET MUTUAL FUND — 19.3%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $537,779,889; includes $121,709,379 of cash collateral for securities on loan)(b)(w)	537,779,889	537,779,889

	Interest Rate	Maturity Date		Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 0.2%
Federal Home Loan Mortgage Corp.	0.103%	01/10/12	(k)	$4,173	4,172,770
Federal Home Loan Mortgage Corp.	0.108%	01/10/12		678	677,963
Federal Home Loan Mortgage Corp.	0.110%	01/12/12		259	258,986
Federal Home Loan Mortgage Corp.	0.120%	01/10/12	(k)	340	339,981
Federal Home Loan Mortgage Corp.	0.497%	02/14/12	(k)	17	16,999
Federal National Mortgage Assoc.	0.030%	01/18/12	(k)	40	39,998
Federal National Mortgage Assoc.	0.396%	02/01/12		117	116,992

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $5,622,375)					5,623,689

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

			Notional Amount (000)#	Value

OPTIONS PURCHASED(j)

Call Options
2 Year Eurodollar Mid Curve Option,
expiring 12/16/11, Strike Price $99.75			$1,123	$2,806
3 Year Eurodollar Mid Curve Option,
expiring 12/16/11, Strike Price $98.75			1,123	70,156

TOTAL OPTIONS PURCHASED (cost $98,331)				72,962

TOTAL SHORT-TERM INVESTMENTS (cost $543,500,595)				543,476,540

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 128.7% (cost $3,561,724,150)				3,584,148,859

	Interest Rate	Maturity Date	Principal Amount (000)#
SECURITIES SOLD SHORT — (7.0)%

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — (7.0)%
Federal National Mortgage Assoc.	4.000%	TBA	24,600	(25,783,875)
Federal National Mortgage Assoc.	4.500%	TBA	30,100	(31,929,514)
Federal National Mortgage Assoc.	5.000%	TBA	78,300	(84,221,438)
Federal National Mortgage Assoc.	6.000%	TBA	3,000	(3,290,625)
Government National Mortgage Assoc.	4.500%	TBA	23,800	(25,856,468)
Government National Mortgage Assoc.	5.000%	TBA	21,700	(23,829,313)

TOTAL SECURITIES SOLD SHORT (proceeds received $195,533,515)				(194,911,233)

			Notional Amount (000)#

OPTIONS WRITTEN*(j)

Call Options
90 Day Euro Dollar Futures,
expiring 03/19/12, Strike Price $99.38			708	(132,656)
expiring 03/20/12, Strike Price $99.50			1,313	(134,531)
expiring 06/18/12, Strike Price $99.63			598	(34,356)
2 Year Eurodollar Mid Curve Option,
expiring 12/16/11, Strike Price $99.50			1,123	(11,225)
3 Year Eurodollar Mid Curve Option,
expiring 12/16/11, Strike Price $99.00			1,123	(22,450)

				(335,218)

Put Options
90 Day Euro Dollar Futures,
expiring 03/19/12,
Strike Price $99.38			708	(107,894)
expiring 03/19/12,
Strike Price $99.50			1,313	(252,656)
expiring 06/18/12,
Strike Price $99.63			598	(162,819)
5 Year U.S. Treasury Note Futures,
expiring 11/25/11,
Strike Price $121.50			402	(109,922)

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

	Notional Amount (000)#	Value

OPTIONS WRITTEN*(j) (Continued)

Put Options (cont’d)
10 Year U.S. Treasury Note Futures,
expiring 11/25/11,
Strike Price $126.00	$232	$(65,250)
expiring 11/25/11,
Strike Price $128.50	219	(171,094)

		(869,635)

TOTAL OPTIONS WRITTEN (premiums received $1,539,963)		(1,204,853)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 121.7% (cost $3,364,650,672)		3,388,032,773
Liabilities in excess of other assets(x) — (21.7)%		(603,442,528)

NET ASSETS — 100.0%		$2,784,590,245

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A are deemed to be liquid.
FICO	Financing Corporation
IO	Interest Only
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
SLM	Student Loan Mortgage
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty

*	Non-income producing security.
†	The ratings reflected are as of September 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is
$118,407,161; cash collateral of $121,709,379 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2011.
(d)	Standard & Poor’s rating.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is
$4,589,281. The aggregate value of $1,315,200 is approximately 0.0% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(j)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2011
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2011.
(n)	Rates shown are the effective yields at purchase date.

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at September 30, 2011.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
1,549	30 Year U.S. Ultra Bonds	Dec. 2011	$223,968,172	$245,710,125	$21,741,953
185	90 Day Euro Dollar	Mar. 2012	46,007,187	45,977,125	(30,062)

					21,711,891

Short Positions:
758	20 Year U.S. Treasury Bonds	Dec. 2011	103,334,047	108,109,750	(4,775,703)
1,138	10 Year U.S. Treasury Notes	Dec. 2011	147,797,024	148,046,691	(249,667)
771	5 Year U.S. Treasury Notes	Dec. 2011	94,572,071	94,435,453	136,618
1,396	2 Year U.S. Treasury Notes	Dec. 2011	307,679,721	307,403,563	276,158
185	90 Day Euro Dollar	Mar. 2013	45,752,812	45,972,500	(219,688)

					(4,832,282)

					$16,879,609

(1)	Cash of $176,003 and U.S. Treasury Securities with a market value of $5,302,216 has been segregated to cover requirement for open futures contracts as of September 30, 2011,

(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2011.

Forward foreign currency exchange contracts outstanding at September 30, 2011:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Depreciation(1)
Canadian Dollar,
Expiring 11/16/11	Citigroup Global Markets	CAD	30,459	$30,772,262	$29,033,845	$(1,738,417)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation(1)
Euro,
Expiring 11/16/11	Citigroup Global Markets	EUR	45,091	$64,212,345	$60,392,995	$3,819,350
Expiring 11/16/11	Morgan Stanley	EUR	23,746	33,676,103	31,804,705	1,871,398
Japanese Yen,
Expiring 11/16/11	JPMorgan Chase	JPY	1,205,786	15,791,215	15,643,759	147,456

				$113,679,663	$107,841,459	$5,838,204

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2011.

Interest rate swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date	Notional Amount# (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(2)
Barclays Bank PLC(1)	02/15/41	$11,240	0.00%	3 month LIBOR	$(634,167)	$(10,973)	$(623,194)
Barclays Bank PLC(1)	02/15/41	9,130	0.00%	3 month LIBOR	(515,120)	—	(515,120)
Barclays Bank PLC(1)	02/15/41	2,960	0.00%	3 month LIBOR	(167,005)	(9,313)	(157,692)

					$(1,316,292)	$(20,286)	$(1,296,006)

(1) Porfolio pays the fixed rate and receives the floating rate.

(2) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2011.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

Total return swap agreements outstanding at September 30, 2011:
Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(1)
Barclays Bank PLC	01/12/41	$13,920	Receive fixed rate payments on IOS.FN30.450.10 Index and pay variable payments on the one month LIBOR.	$(232,122)	$266,415	$(498,537)
Barclays Bank PLC	01/12/39	10,310	Receive fixed rate payments on IOS.FN30.500.08 Index and pay variable payments on the one month LIBOR.	(192,526)	47,602	(240,128)
Barclays Bank PLC	01/12/41	14,374	Receive fixed rate payments on IOS.FN30.500.10 Index and pay variable payments on the one month LIBOR.	(166,488)	311,632	(478,120)

				$(591,136)	$625,649	$(1,216,785)

(1) The amount represents the fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2011.

# Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stock	$39,241	$—	$—
Preferred Stocks	1,538,292	—	—
Warrants	—	527	—
Asset-Backed Securities	—	150,257,709	7,950,000
Bank Loans	—	45,019,173	—
Commercial Mortgage-Backed Securities	—	64,023,719	—
Corporate Bonds	—	889,927,806	—
Foreign Government Bonds	—	89,803,361	—
Municipal Bonds	—	20,661,517	5,493,300
Residential Mortgage-Backed Securities	—	411,756,860	16,632,127
U.S. Government Agency Obligations	—	111,141,484	—
U.S. Government Mortgage-Backed Obligations	—	1,100,806,261	30,353,065
U.S. Treasury Obligations	—	100,891,566	—
Affiliated Money Market Mutual Fund	537,779,889	—	—
Options Purchased	—	72,962	—
Options Written	(1,171,178)	(33,675)	—
Short Sales – U.S. Government Mortgage-Backed Obligations	—	(194,911,233)	—
Other Financial Instruments*
Futures	16,879,609	—	—
Foreign Forward Currency Contracts	—	4,099,787	—
Interest Rate Swaps	—	(1,296,006)	—
Total Return Swaps	—	(738,665)	(478,120)

Total	$555,065,853	$2,791,483,153	$59,950,372

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2011 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Municipal Bonds
Balance as of 12/31/10	$1	$5,305,594	$—
Accrued discount/premium	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)**	(1)	(100,000)	(56,700)
Purchases	—	8,050,000	5,550,000
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(5,305,594)	—

Balance as of 9/30/11	$—	$7,950,000	$5,493,300

	Residential Mortgage-Backed Securities	U.S. Government Mortgage-Backed Securities	Total Return Swaps
Balance as of 12/31/10	$48,841,381	$31,143,327	$—
Accrued discount/premium	(342,000)	(923,794)	—
Realized gain (loss)	16	(78,854)	—
Change in unrealized appreciation (depreciation)**	(217,023)	212,386	(478,120)
Purchases	1,634,730	—	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(33,284,977)	—	—

Balance as of 9/30/11	$16,632,127	$30,353,065	$(478,120)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end there was one Asset-Backed Security and three Residential Mortgage-Backed Securities transferred out of Level 3 as a result of being priced by a vendor.

Notes to the Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other that options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter Market, including listed securities for which the primary market is believed by AST Investment Services, Inc. and Prudential Investments LLC (“PI”), the co-managers (together the “Manager”), in consultation with the sub advisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options there on traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated sub custodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. The value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Money Market uses amortized cost to value their short-term debt securities. Short-term debt securities that are held in the other Portfolios, which mature in more than 60 days, are valued at fair value and those short-term debt securities, of sufficient credit quality, which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

The Trust invests in the Prudential Core Taxable Money Market Fund (the “Portfolio”), a portfolio of Prudential Investment Portfolios 2. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Trust is available in the most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advanced Series Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steve Pelletier
Steve Pelletier
President and Principal Executive Officer

Date    November 21, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date    November 21, 2011

*	Print the name and title of each signing officer under his or her signature.